UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2017 through February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Money Market Funds

February 28, 2018

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and the JPMorgan Municipal Money Market Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at 0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of February 28, 2018	$38.6 Billion
Weighted Average Maturity^	18 days
Weighted Average Life^^	72 days

MATURITY SCHEDULE*^
1 day	25.9%
2–7 days	21.5
8–30 days	39.6
31–60 days	5.2
61–90 days	5.1
91–180 days	2.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018 (1)
Class C Shares	0.73%
Agency Shares	1.45
Capital Shares	1.53
IM Shares	1.56
Institutional Class Shares	1.50
Morgan Shares	1.20
Premier Shares	1.26
Reserve Shares	1.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2018.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.37)%, 1.41%, 1.51%, 1.56%, 1.46%, 1.20%, 1.25% and 0.05% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2018	$1.8 Billion
Weighted Average Maturity^^	16 days
Weighted Average Life^^^	68 days

MATURITY SCHEDULE*^^
1 day	25.6%
2–7 days	26.6
8–30 days	36.7
31–60 days	5.9
61–90 days	1.7
91–180 days	3.5

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018 (1)
Class C Shares	0.70%
Agency Shares	1.41
Capital Shares	1.49
Institutional Class Shares	1.46
Investor Shares	1.16
Morgan Shares	1.08
Premier Shares	1.22
Reserve Shares	0.97

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2018.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.49%, 1.34%, 1.44%, 1.39%, 1.14%, 0.98%, 1.19% and 0.94% for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct^, Eagle Class, Eagle Private Wealth Class^^, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2018	$152.3 Billion
Weighted Average Maturity^^^	23 days
Weighted Average Life^^^^	94 days

MATURITY SCHEDULE*^^^
1 day	49.3%
2–7 days	7.7
8–30 days	26.3
31–60 days	4.0
61–90 days	5.7
91–180 days	4.3
181+ days	2.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018 (1)
Agency Shares	1.18%
Capital Shares	1.26
Eagle Class Shares	0.74
Eagle Private Wealth Class Shares	1.14
E*Trade Shares	0.44
IM Shares	1.27
Institutional Class Shares	1.23
Investor Shares	0.93
Morgan Shares	0.85
Premier Shares	0.99
Reserve Shares	0.74
Service Shares	0.39

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	Direct Shares had no assets from the close of business on November 22, 2017.
^^	Commenced operations on August 18, 2017.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2018.
(1)

The yields for Agency Shares, Capital Shares, Eagle Class Shares, Eagle Private Wealth Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.12%, 1.22%, 0.72%, 1.14%, 0.37%, 1.27%, 1.17%, 0.92%, 0.81%, 0.97%, 0.71% and 0.37% for Agency Shares, Capital Shares, Eagle Class Shares, Eagle Private Wealth Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital^, Direct^^, IM, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2018	$22.4 Billion
Weighted Average Maturity^^^	11 days
Weighted Average Life^^^^	97 days

MATURITY SCHEDULE*^^^
1 day	73.4%
2–7 days	4.1
8–30 days	12.3
31–60 days	4.2
61–90 days	3.4
91–180 days	2.1
181+ days	0.5

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018 (1)
Class C Shares	0.49%
Agency Shares	1.21
Capital Shares	1.29
IM Shares	1.32
Institutional Class Shares	1.26
Investor Shares	0.96
Morgan Shares	0.88
Premier Shares	1.02
Reserve Shares	0.76

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	Commenced operations on September 22, 2017.
^^	Direct Shares had no assets from the close of business on November 22, 2017.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2018.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.31%, 1.17%, 1.29%, 1.32%, 1.22%, 0.96%, 0.87%, 1.02% and 0.76% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier Shares
Net Assets as of February 28, 2018	$3.1 Billion
Weighted Average Maturity^	27 days
Weighted Average Life^^	84 days

MATURITY SCHEDULE*^
1 day	5.2%
2–7 days	16.8
8–30 days	48.0
31–60 days	12.1
61–90 days	17.9

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018 (1)
Agency Shares	1.17%
Institutional Class Shares	1.23
Morgan Shares	0.84
Premier Shares	0.98

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2018.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.11%, 1.18%, 0.77% and 0.97% for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2018	$35.0 Billion
Weighted Average Maturity^	45 days
Weighted Average Life^^	97 days

MATURITY SCHEDULE*^
1 day	19.5%
8–30 days	31.4
31–60 days	11.7
61–90 days	19.4
91–180 days	18.0

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018 (1)
Agency Shares	1.24%
Capital Shares	1.32
Institutional Class Shares	1.29
Morgan Shares	0.91
Premier Shares	1.05
Reserve Shares	0.80

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2018.
(1)

The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 1.20%, 1.30%, 1.24%, 0.89%, 1.05% and 0.80% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2018	$16.9 Billion
Weighted Average Maturity^	10 days
Weighted Average Life^^	10 days

MATURITY SCHEDULE**^
1 day	16.2%
2–7 days	73.8
8–30 days	4.0
31–60 days	2.4
61-90 days	2.8
91–180 days	0.8

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018 (1)
Agency Shares	0.86%
Institutional Class Shares	0.91
Morgan Shares	0.53
Premier Shares	0.67
Reserve Shares	0.42

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2018.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.81%, 0.86%, 0.51%, 0.66% and 0.41% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Eagle Class, E*Trade^, Institutional Class, Morgan, Premier and Service Shares
Net Assets as of February 28, 2018	$2.7 Billion
Weighted Average Maturity^^	6 days
Weighted Average Life^^^	6 days

MATURITY SCHEDULE**^^
1 day	13.1%
2–7 days	86.9

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018 (1)
Agency Shares	0.90%
Eagle Class Shares	0.46
Institutional Class Shares	0.95
Morgan Shares	0.57
Premier Shares	0.71
Service Shares	0.11

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2018.
(1)

The yields for Agency Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.70%, 0.30%, 0.75%, 0.37%, 0.55% and (0.05)% for Agency Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 0.2%
	California — 0.1%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
15,190	Series H-3, Rev., VRDO, LOC: Bank of China, 1.55%, 03/07/2018 (z)	15,190
24,190	Series H-4, Rev., VRDO, LOC: Bank of China, 1.58%, 03/07/2018 (z)	24,190

		39,380

	New York — 0.1%
29,230	New York State Housing Finance Agency, 222 East 44th Street Housing, Series B, Rev., VRDO, LOC: Bank of China, 1.52%, 03/01/2018 (z)	29,230
15,000	New York State Housing Finance Agency, 572 11th Avenue Housing, Rev., VRDO, LOC: Bank of China, 1.65%, 03/01/2018 (z)	15,000

		44,230

	Total Municipal Bonds (Cost $83,610)	83,610

Repurchase Agreements — 11.8%
400,000	Barclays Capital, Inc., 1.93%, dated 02/28/2018, due 04/04/2018, repurchase price $400,751, collateralized by Collateralized Mortgage Obligations, 0.00% - 64.08%, due 10/25/2021 - 09/17/2057, and FNMA Connecticut Avenue Securities, 4.22% - 7.97%, due 05/28/2024 - 11/26/2029, with a value of $432,000.	400,000
205,000	BNP Paribas SA, 1.56%, dated 02/28/2018, due 03/02/2018, repurchase price $205,018, collateralized by Asset-Backed Securities, 0.00% - 8.04%, due 07/15/2024 - 10/25/2036, Collateralized Mortgage Obligations, 5.33% - 5.44%, due 04/25/2057 -05/25/2057, Corporate Bonds, 0.00% - 10.50%, due 04/01/2021 -05/02/2043, FNMA Connecticut Avenue Securities, 2.37% - 6.52%, due 11/25/2024 - 07/25/2030, and Sovereign Government Securities, 3.60%, due 01/30/2025, with a value of $221,467.	205,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

160,000	BNP Paribas SA, 1.56%, dated 02/28/2018, due 03/07/2018, repurchase price $160,049, collateralized by Asset-Backed Securities, 2.12% - 8.14%, due 10/20/2027 - 12/25/2035, Corporate Bonds, 3.88% -9.25%, due 10/10/2022 - 01/15/2028, Corporate Notes, 3.85% - 8.50%, due 07/28/2025 - 11/15/2027, FNMA Connecticut Avenue Securities, 2.82% - 6.67%, due 10/25/2029 - 11/26/2029, and Sovereign Government Securities, 5.00%, due 03/23/2022, with a value of $172,937.	160,000
227,200	Citigroup Global Markets Holdings, Inc., 2.27%, dated 02/28/2018, due 04/19/2018, repurchase price $227,916, collateralized by Asset-Backed Securities, 1.17% - 7.02%, due 10/15/2029 - 12/26/2050, with a value of $249,920.	227,200
237,200	Citigroup Global Markets Holdings, Inc., 2.27%, dated 02/28/2018, due 04/19/2018, repurchase price $237,948, collateralized by Corporate Bonds, 0.00% -14.00%, due 12/31/2018 - 12/31/2099, Corporate Notes, 0.00% - 8.95%, due 03/29/2018 - 12/31/2099, Municipal Debt Securities, 0.00%, due 09/01/2022, Sovereign Government Securities, 0.00% - 12.75%, due 06/16/2018 - 06/28/2117, and U.S. Treasury Securities, 2.25%, due 11/15/2024, with a value of $253,123.	237,200
100,000	Credit Suisse Securities USA LLC, 1.62%, dated 02/28/2018, due 03/07/2018, repurchase price $100,032, collateralized by Asset-Backed Securities, 0.00% - 9.79%, due 01/15/2021 - 02/25/2037, with a value of $106,780.	100,000
300,000	Credit Suisse Securities USA LLC, 1.98%, dated 02/28/2018, due 04/04/2018, repurchase price $300,578, collateralized by Asset-Backed Securities, 0.00% - 8.85%, due 07/01/2020 - 09/20/2049, Certificate of Deposit, 1.85%, due 08/21/2018, Collateralized Mortgage Obligations, 1.70% - 6.25%, due 02/25/2023 - 04/12/2049, and Commercial Paper, 0.00% - 8.88%, due 03/01/2018 - 12/31/2049, with a value of $318,709.	300,000
85,000	Credit Suisse Securities USA LLC, 2.07%, dated 02/28/2018, due 04/04/2018, repurchase price $85,171, collateralized by Asset-Backed Securities, 9.79% - 11.84%, due 01/15/2021 - 01/28/2070, with a value of $90,895.	85,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
255,000	HSBC Securities USA, Inc., 1.67%, dated 02/28/2018, due 03/01/2018, repurchase price $255,012, collateralized by Corporate Bonds, 2.00% - 12.50%, due 02/15/2021 - 11/01/2043, with a value of $270,340.	255,000
340,500	Merrill Lynch PFS, Inc., 1.90%, dated 02/28/2018, due 04/04/2018, repurchase price $341,129, collateralized by Asset-Backed Securities, 0.00% - 3.03%, due 03/10/2020 - 05/08/2042, Collateralized Mortgage Obligations, 0.00% - 6.50%, due 05/15/2030 - 06/25/2057, Commercial Paper, 0.00%, due 03/09/2018 - 12/07/2018, Corporate Bonds, 0.00% - 12.00%, due 04/15/2018 - 06/20/2047, and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $366,957.	340,500
925,000	Societe Generale SA, 1.62%, dated 02/28/2018, due 03/01/2018, repurchase price $925,042, collateralized by Corporate Bonds, 1.97% - 11.50%, due 03/09/2018 - 12/29/2099, Corporate Notes, 0.00% - 8.00%, due 11/23/2018 - 07/15/2041, and Sovereign Government Securities, 2.63% - 11.88%, due 04/03/2018 - 02/17/2045, with a value of $992,779.	925,000
865,000	Societe Generale SA, 1.66%, dated 02/28/2018, due 03/07/2018, repurchase price $865,279, collateralized by Corporate Bonds, 4.88% - 12.50%, due 02/01/2020 - 12/01/2032, and Sovereign Government Securities, 4.63% - 10.13%, due 06/16/2018 - 02/17/2045, with a value of $934,502.	865,000
250,000	UBS Securities LLC, 1.55%, dated 02/28/2018, due 03/01/2018, repurchase price $250,011, collateralized by Corporate Bonds, 1.40% - 7.50%, due 11/28/2018 - 01/15/2048, and Corporate Notes, 1.95% - 5.00%, due 01/08/2019 - 10/15/2047, with a value of $262,725.	250,000
100,000	Wells Fargo Securities LLC, 1.52%, dated 02/28/2018, due 03/01/2018, repurchase price $100,004, collateralized by Commercial Paper, 0.00%, due 03/01/2018 - 03/02/2018, with a value of $105,004.	100,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

92,000	Wells Fargo Securities LLC, 1.57%, dated 02/28/2018, due 03/02/2018, repurchase price $92,008, collateralized by Commercial Paper, 0.00%, due 03/02/2018, with a value of $96,629.	92,000

	Total Repurchase Agreements (Cost $4,541,900)	4,541,900

Short-Term Investments — 86.5%
	Certificates of Deposit — 33.3%
50,000	Agricultural Bank of China Ltd., 1.88%, 04/17/2018	49,994
	Banco Del Estado De Chile,
50,000	1.75%, 04/20/2018	50,001
74,000	1.79%, 05/07/2018	73,993
60,000	Bank of China Ltd., 1.88%, 03/09/2018 (n)	59,975
	Bank of Montreal,
50,000	1.60%, 03/16/2018	49,999
25,000	(ICE LIBOR USD 3 Month + 0.10%), 1.70%, 03/19/2018 (aa)	25,021
	Bank of Nova Scotia (The),
84,000	(ICE LIBOR USD 3 Month + 0.10%), 1.69%, 03/19/2018 (aa)	84,072
55,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/07/2018 (aa)	55,007
130,000	Bank of Tokyo-Mitsubishi Ltd., 1.46%, 03/16/2018	129,993
	BNP Paribas SA,
130,000	1.46%, 03/16/2018	129,996
65,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/28/2018 (aa)	65,021
100,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/06/2018 (aa)	100,004
214,000	(ICE LIBOR USD 1 Month + 0.20%), 1.77%, 03/18/2018 (aa)	214,027
200,238	(ICE LIBOR USD 1 Month + 0.20%), 1.80%, 03/27/2018 (aa)	200,266
	Chiba Bank Ltd.,
37,960	1.72%, 03/20/2018	37,963
20,000	1.72%, 03/21/2018	20,001
50,000	1.72%, 03/27/2018	50,003
64,000	1.75%, 04/10/2018	64,001
	China Construction Bank Corp.,
77,000	1.88%, 03/02/2018	77,001
50,000	1.88%, 03/16/2018	50,004
50,000	1.88%, 03/22/2018	50,005
25,000	1.90%, 04/06/2018	25,002
150,000	1.90%, 04/17/2018	150,004
125,000	1.95%, 04/23/2018	125,007
50,000	1.95%, 04/24/2018	50,002

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
	Commonwealth Bank of Australia,
160,000	(ICE LIBOR USD 1 Month + 0.25%), 1.84%, 03/20/2018 (aa)	160,011
60,000	(ICE LIBOR USD 1 Month + 0.30%), 1.88%, 03/06/2018 (aa)	60,000
	Cooperatieve Rabobank UA,
59,000	(ICE LIBOR USD 1 Month + 0.14%), 1.73%, 03/19/2018 (aa)	59,002
200,000	(ICE LIBOR USD 1 Month + 0.18%), 1.76%, 03/22/2018 (aa)	199,998
100,000	(ICE LIBOR USD 1 Month + 0.18%), 1.76%, 03/12/2018 (aa)	99,940
200,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 08/09/2018 (aa)	200,000
94,000	(ICE LIBOR USD 1 Month + 0.16%), 1.78%, 03/25/2018 (aa)	93,996
	Credit Industriel et Commercial,
61,000	(ICE LIBOR USD 1 Month + 0.14%), 1.73%, 03/18/2018 (aa)	61,008
90,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/09/2018 (aa)	90,007
65,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/02/2018 (aa)	65,000
400,000	(ICE LIBOR USD 1 Month + 0.19%), 1.78%, 03/16/2018 (aa)	400,044
90,000	(ICE LIBOR USD 1 Month + 0.18%), 1.83%, 03/30/2018 (aa)	90,003
72,000	(ICE LIBOR USD 1 Month + 0.19%), 1.84%, 03/28/2018 (aa)	71,983
	Credit Suisse AG,
150,000	(ICE LIBOR USD 1 Month + 0.19%), 1.78%, 03/13/2018 (aa)	150,054
100,000	(ICE LIBOR USD 1 Month + 0.21%), 1.84%, 03/18/2018 (aa)	100,014
	Dexia Credit Local SA,
150,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/08/2018 (aa)	150,000
205,000	(ICE LIBOR USD 1 Month + 0.19%), 1.84%, 03/31/2018 (aa)	205,005
	Industrial & Commercial Bank of China Ltd.,
130,000	1.90%, 04/16/2018	129,993
22,000	2.22%, 04/30/2018 (n)	21,930
	KBC Bank NV,
160,000	1.45%, 03/02/2018	160,000
20,000	1.71%, 03/06/2018 (n)	19,994
	Mitsubishi UFJ Trust & Banking Corp.,
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/01/2018 (aa)	50,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
175,000	(ICE LIBOR USD 1 Month + 0.20%), 1.79%, 03/05/2018 (aa)	175,064
50,000	1.80%, 04/23/2018 (n)	49,863
25,000	(ICE LIBOR USD 1 Month + 0.22%), 1.80%, 03/30/2018 (aa)	25,007
60,000	(ICE LIBOR USD 1 Month + 0.23%), 1.82%, 03/17/2018 (aa)	60,004
69,000	(ICE LIBOR USD 1 Month + 0.22%), 1.85%, 03/27/2018 (aa)	69,017
75,000	(ICE LIBOR USD 1 Month + 0.27%), 1.90%, 03/15/2018 (aa)	75,013
70,000	1.95%, 05/21/2018	69,986
	Mizuho Bank Ltd.,
120,000	(ICE LIBOR USD 3 Month + 0.11%), 1.72%, 03/19/2018 (aa)	120,016
100,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/06/2018 (aa)	100,025
225,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/12/2018 (aa)	225,078
100,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/12/2018 (aa)	100,042
130,000	(ICE LIBOR USD 1 Month + 0.22%), 1.81%, 03/16/2018 (aa)	129,997
125,000	(ICE LIBOR USD 1 Month + 0.27%), 1.86%, 03/15/2018 (aa)	124,985
60,000	1.97%, 05/25/2018	59,986
	National Australia Bank Ltd.,
140,000	(ICE LIBOR USD 1 Month + 0.18%), 1.77%, 03/20/2018 (aa)	140,005
235,000	(ICE LIBOR USD 1 Month + 0.35%), 1.93%, 03/07/2018 (aa)	235,001
	Natixis SA,
125,000	(ICE LIBOR USD 1 Month + 0.20%), 1.77%, 03/18/2018 (aa)	125,052
65,000	(ICE LIBOR USD 1 Month + 0.16%), 1.81%, 03/19/2018 (aa)	65,014
	Norinchukin Bank,
100,000	(ICE LIBOR USD 1 Month + 0.16%), 1.74%, 03/06/2018 (aa)	100,029
30,000	(ICE LIBOR USD 1 Month + 0.16%), 1.75%, 03/20/2018 (aa)	30,005
200,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/09/2018 (aa)	200,005
25,000	(ICE LIBOR USD 1 Month + 0.18%), 1.81%, 03/31/2018 (aa)	25,009
	Oversea-Chinese Banking Corp. Ltd.,
25,000	(ICE LIBOR USD 1 Month + 0.13%), 1.72%, 03/19/2018 (aa)	25,003
47,000	(ICE LIBOR USD 1 Month + 0.15%), 1.80%, 03/28/2018 (aa)	47,012

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
	Royal Bank of Canada,
75,000	(ICE LIBOR USD 1 Month + 0.20%), 1.82%, 03/24/2018 (aa)	75,011
117,000	(ICE LIBOR USD 1 Month + 0.32%), 1.91%, 03/16/2018 (aa)	117,023
40,000	Shizuoka Bank, 1.72%, 04/03/2018	40,003
45,000	Skandinaviska Enskilda Banken AB, 1.91%, 07/25/2018	44,969
	Standard Chartered Bank,
200,000	(ICE LIBOR USD 1 Month + 0.21%), 1.80%, 03/14/2018 (aa)	200,062
300,000	(ICE LIBOR USD 1 Month + 0.21%), 1.84%, 03/18/2018 (aa)	299,983
225,000	1.98%, 05/29/2018	224,982
	Sumitomo Mitsui Banking Corp.,
30,000	(ICE LIBOR USD 1 Month + 0.19%), 1.79%, 03/22/2018 (aa)	30,006
96,000	(ICE LIBOR USD 1 Month + 0.22%), 1.80%, 03/06/2018 (aa)	96,000
312,200	(ICE LIBOR USD 1 Month + 0.22%), 1.81%, 03/16/2018 (aa)	312,293
120,000	(ICE LIBOR USD 1 Month + 0.22%), 1.81%, 03/16/2018 (aa)	120,032
96,500	(ICE LIBOR USD 1 Month + 0.22%), 1.82%, 03/22/2018 (aa)	96,521
60,000	(ICE LIBOR USD 1 Month + 0.20%), 1.82%, 03/01/2018 (aa)	60,000
155,000	(ICE LIBOR USD 1 Month + 0.20%), 1.82%, 03/20/2018 (aa)	155,061
200,000	(ICE LIBOR USD 1 Month + 0.23%), 1.83%, 03/22/2018 (aa)	199,965
65,000	(ICE LIBOR USD 1 Month + 0.30%), 1.90%, 03/21/2018 (aa)	65,004
	Sumitomo Mitsui Trust Bank Ltd.,
50,000	1.64%, 03/12/2018 (n)	49,972
140,000	(ICE LIBOR USD 1 Month + 0.18%), 1.76%, 03/07/2018 (aa)	140,009
30,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/20/2018 (aa)	30,009
55,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/05/2018 (aa)	55,019
200,000	(ICE LIBOR USD 1 Month + 0.21%), 1.80%, 03/17/2018 (aa)	200,001
250,000	(ICE LIBOR USD 1 Month + 0.21%), 1.80%, 03/18/2018 (aa)	250,000
52,000	(ICE LIBOR USD 1 Month + 0.24%), 1.89%, 03/29/2018 (aa)	51,996
75,000	(ICE LIBOR USD 1 Month + 0.25%), 1.90%, 03/30/2018 (aa)	74,994
50,000	1.95%, 05/14/2018	49,996

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
	Svenska Handelsbanken AB,
150,000	(ICE LIBOR USD 1 Month + 0.14%), 1.72%, 03/05/2018 (aa)	150,011
20,000	(ICE LIBOR USD 1 Month + 0.14%), 1.72%, 03/12/2018 (aa)	20,000
120,000	(ICE LIBOR USD 1 Month + 0.14%), 1.72%, 03/13/2018 (aa)	119,976
100,000	(ICE LIBOR USD 1 Month + 0.16%), 1.75%, 03/17/2018 (aa)	100,030
200,000	(ICE LIBOR USD 1 Month + 0.15%), 1.78%, 03/27/2018 (aa)	200,061
325,000	(ICE LIBOR USD 1 Month + 0.27%), 1.86%, 03/16/2018 (aa)	324,976
100,000	Swedbank AB, (ICE LIBOR USD 1 Month + 0.16%), 1.78%, 03/25/2018 (aa)	99,997
	Toronto-Dominion Bank (The),
145,200	1.43%, 03/20/2018	145,190
150,000	1.57%, 04/30/2018 (n)	149,524
100,000	(ICE LIBOR USD 1 Month + 0.26%), 1.85%, 03/18/2018 (aa)	100,014
25,000	(ICE LIBOR USD 3 Month + 0.18%), 1.87%, 03/29/2018 (aa)	25,003
60,000	(ICE LIBOR USD 1 Month + 0.32%), 1.91%, 03/20/2018 (aa)	60,015
60,000	(ICE LIBOR USD 1 Month + 0.34%), 1.93%, 03/16/2018 (aa)	60,006
	Wells Fargo Bank NA,
25,000	1.56%, 03/05/2018	25,000
200,000	(ICE LIBOR USD 1 Month + 0.23%), 1.81%, 03/12/2018 (aa)	199,985
250,000	(ICE LIBOR USD 1 Month + 0.25%), 1.85%, 03/22/2018 (aa)	249,957
75,000	(ICE LIBOR USD 1 Month + 0.20%), 1.85%, 03/30/2018 (aa)	75,003
130,000	(ICE LIBOR USD 1 Month + 0.21%), 1.86%, 03/30/2018 (aa)	129,969
100,000	(ICE LIBOR USD 1 Month + 0.23%), 1.86%, 03/27/2018 (aa)	99,989
195,000	(ICE LIBOR USD 1 Month + 0.27%), 1.92%, 03/30/2018 (aa)	194,997
100,000	Series Cd, (ICE LIBOR USD 1 Month + 0.25%), 1.84%, 03/19/2018 (aa)	100,039
	Westpac Banking Corp.,
75,000	(ICE LIBOR USD 1 Month + 0.18%), 1.77%, 03/18/2018 (aa)	74,988
100,000	(ICE LIBOR USD 1 Month + 0.23%), 1.82%, 03/19/2018 (aa)	99,967

		12,844,172

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — 29.0%
	Alpine Securitization LLC,
150,000	(ICE LIBOR USD 1 Month + 0.25%), 1.85%, 03/21/2018 (e) (aa)	149,997
50,000	2.01%, 05/31/2018 (e) (n)	49,725
40,000	Antalis SA, 1.59%, 03/06/2018 (e) (n)	39,990
25,000	Atlantic Asset Securitization LLC, (ICE LIBOR USD 1 Month + 0.16%), 1.74%, 03/05/2018 (e) (aa)	25,000
	Australia & New Zealand Banking Group Ltd.,
42,200	(ICE LIBOR USD 1 Month + 0.13%), 1.71%, 03/05/2018 (e) (aa)	42,213
75,000	(ICE LIBOR USD 1 Month + 0.15%), 1.80%, 03/29/2018 (e) (aa)	74,986
100,000	(ICE LIBOR USD 1 Month + 0.16%), 1.81%, 03/12/2018 (e) (aa)	99,984
200,000	Bank of China Ltd., 1.90%, 04/06/2018 (e) (n)	199,625
80,000	Bank of Nova Scotia (The), 2.09%, 05/29/2018 (e) (n)	79,604
455,000	Barclays Bank plc, 1.42%, 03/01/2018 (e) (n)	454,982
	Bedford Row Funding Corp.,
52,700	1.42%, 03/01/2018 (e) (n)	52,700
102,000	(ICE LIBOR USD 3 Month + 0.19%), 1.78%, 03/15/2018 (e) (aa)	102,013
20,000	(ICE LIBOR USD 1 Month + 0.22%), 1.80%, 03/12/2018 (e) (aa)	19,999
25,000	(ICE LIBOR USD 1 Month + 0.22%), 1.81%, 03/21/2018 (e) (aa)	25,001
20,000	(ICE LIBOR USD 1 Month + 0.22%), 1.81%, 03/22/2018 (e) (aa)	20,001
50,000	(ICE LIBOR USD 1 Month + 0.22%), 1.82%, 03/28/2018 (e) (aa)	50,000
85,000	(ICE LIBOR USD 1 Month + 0.24%), 1.82%, 03/13/2018 (e) (aa)	85,004
20,000	(ICE LIBOR USD 1 Month + 0.24%), 1.82%, 03/18/2018 (e) (aa)	20,001
100,000	(ICE LIBOR USD 1 Month + 0.24%), 1.83%, 03/29/2018 (e) (aa)	99,978
100,000	(ICE LIBOR USD 1 Month + 0.26%), 1.84%, 03/18/2018 (e) (aa)	99,982
25,000	(ICE LIBOR USD 1 Month + 0.22%), 1.85%, 03/02/2018 (e) (aa)	24,998
25,000	(ICE LIBOR USD 3 Month + 0.15%), 1.87%, 04/13/2018 (e) (aa)	25,010
20,000	(ICE LIBOR USD 1 Month + 0.29%), 1.88%, 03/15/2018 (e) (aa)	19,999
69,000	(ICE LIBOR USD 1 Month + 0.27%), 1.89%, 03/30/2018 (e) (aa)	68,987

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — continued
100,000	BNP Paribas SA, 1.47%, 04/02/2018 (n)	99,852
200,000	BPCE SA, 1.88%, 05/01/2018 (e) (n)	199,403
	Canadian Imperial Bank of Commerce,
20,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/05/2018 (e) (aa)	19,999
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.81%, 03/27/2018 (e) (aa)	49,995
177,000	1.88%, 05/10/2018 (e) (n)	176,425
68,000	Cancara Asset Securitisation LLC, 1.60%, 03/08/2018 (e) (n)	67,977
21,015	Cedar Springs Capital Co. LLC, 1.45%, 03/01/2018 (e) (n)	21,015
59,000	Charta LLC, 1.94%, 07/23/2018 (e) (n)	58,484
150,000	China Construction Bank Corp., 1.90%, 04/06/2018 (e) (n)	149,721
100,000	China Petrochemical Corp, 1.75%, 03/06/2018 (e) (n)	99,975
	Commonwealth Bank of Australia,
50,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/05/2018 (e) (aa)	50,015
87,370	(ICE LIBOR USD 1 Month + 0.18%), 1.77%, 03/23/2018 (e) (aa)	87,361
87,000	(ICE LIBOR USD 1 Month + 0.20%), 1.77%, 03/06/2018 (e) (aa)	86,980
83,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/16/2018 (e) (aa)	82,985
165,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/17/2018 (e) (aa)	164,969
30,000	(ICE LIBOR USD 1 Month + 0.20%), 1.79%, 03/20/2018 (e) (aa)	29,994
50,000	(ICE LIBOR USD 1 Month + 0.23%), 1.81%, 03/14/2018 (e) (aa)	49,991
125,000	(ICE LIBOR USD 1 Month + 0.21%), 1.83%, 03/01/2018 (e) (aa)	124,959
45,000	(ICE LIBOR USD 1 Month + 0.19%), 1.84%, 03/08/2018 (e) (aa)	44,994
125,000	(ICE LIBOR USD 1 Month + 0.26%), 1.86%, 03/29/2018 (e) (aa)	125,002
	Concord Minutemen Capital Co. LLC,
30,000	Series A, 1.45%, 03/01/2018 (e) (n)	29,999
50,000	Series A, 1.96%, 05/16/2018 (e) (n)	49,791
75,000	Series A, 2.06%, 05/31/2018 (e) (n)	74,608
36,000	Credit Agricole Corporate and Investment Bank, 1.78%, 03/26/2018 (e) (n)	35,958
	Crown Point Capital Co. LLC,
75,000	Series A, 1.50%, 03/07/2018 (e) (n)	74,978
100,000	Series A, 1.52%, 03/22/2018 (e) (n)	99,901
50,000	Series A, 1.99%, 05/31/2018 (e) (n)	49,728

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
105,000	Danske Corp., 2.10%, 06/01/2018 (e) (n)	104,441
	DBS Bank Ltd.,
100,000	1.73%, 04/18/2018 (e) (n)	99,760
90,000	2.03%, 06/07/2018 (e) (n)	89,488
	DNB Bank ASA,
65,000	(ICE LIBOR USD 1 Month + 0.13%), 1.71%, 03/21/2018 (e) (aa)	65,018
100,000	(ICE LIBOR USD 1 Month + 0.15%), 1.74%, 03/20/2018 (e) (aa)	100,007
	First Abu Dhabi Bank PJSC,
195,200	1.73%, 03/13/2018 (e) (n)	195,090
155,000	1.73%, 03/19/2018 (e) (n)	154,870
	General Electric Co.,
100,000	1.45%, 03/06/2018 (n)	99,976
496,780	1.45%, 03/07/2018 (n)	496,641
	HSBC Bank plc,
75,000	(ICE LIBOR USD 1 Month + 0.16%), 1.74%, 03/07/2018 (e) (aa)	74,999
30,000	(ICE LIBOR USD 1 Month + 0.16%), 1.75%, 03/16/2018 (e) (aa)	29,997
32,000	(ICE LIBOR USD 1 Month + 0.21%), 1.79%, 03/08/2018 (e) (aa)	31,995
150,000	(ICE LIBOR USD 1 Month + 0.21%), 1.83%, 03/26/2018 (e) (aa)	149,975
	ING US Funding LLC,
200,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/09/2018 (aa)	200,026
200,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/15/2018 (aa)	199,998
125,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/13/2018 (aa)	125,014
94,750	1.79%, 05/07/2018 (n)	94,422
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.84%, 04/03/2018 (aa)	49,990
	Kells Funding LLC,
40,000	1.60%, 03/22/2018 (e) (n)	39,961
240,000	(ICE LIBOR USD 1 Month + 0.10%), 1.69%, 03/16/2018 (e) (aa)	240,024
30,000	Lexington Parker Capital Co. LLC, 1.50%, 03/08/2018 (e) (n)	29,990
	Liberty Street Funding LLC,
50,000	(ICE LIBOR USD 1 Month + 0.13%), 1.72%, 03/15/2018 (e) (aa)	50,013
70,000	1.80%, 03/27/2018 (e) (n)	69,913
	LMA-Americas LLC,
30,000	1.68%, 05/11/2018 (e) (n)	29,881
28,000	1.96%, 05/15/2018 (e) (n)	27,880

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — continued
	Macquarie Bank Ltd.,
65,000	2.03%, 05/15/2018 (e) (n)	64,730
75,000	2.03%, 05/16/2018 (e) (n)	74,683
	Manhattan Asset Funding Co. LLC,
25,000	(ICE LIBOR USD 1 Month + 0.21%), 1.79%, 03/05/2018 (e) (aa)	25,010
130,000	(ICE LIBOR USD 1 Month + 0.21%), 1.79%, 03/06/2018 (e) (aa)	130,043
	MetLife Short Term Funding LLC,
77,080	1.86%, 05/17/2018 (e) (n)	76,760
59,500	1.88%, 05/15/2018 (e) (n)	59,261
13,000	Mitsubishi UFJ Trust & Banking Corp., 1.98%, 05/18/2018 (e) (n)	12,943
	National Australia Bank Ltd.,
25,000	(ICE LIBOR USD 1 Month + 0.16%), 1.73%, 03/01/2018 (e) (aa)	24,998
125,000	(ICE LIBOR USD 1 Month + 0.19%), 1.78%, 03/20/2018 (e) (aa)	124,965
149,000	Natixis SA, 1.65%, 03/08/2018 (n)	148,953
	Nederlandse Waterschapsbank NV,
150,000	1.69%, 04/03/2018 (e) (n)	149,761
200,000	1.78%, 05/02/2018 (e) (n)	199,363
	Nieuw Amsterdam Receivables Corp.,
60,000	1.96%, 07/19/2018 (e) (n)	59,488
110,000	2.03%, 05/31/2018 (e) (n)	109,420
100,000	Nordea Bank AB, 1.92%, 07/24/2018 (e) (n)	99,168
155,000	NRW Bank, 1.70%, 04/03/2018 (e) (n)	154,759
	Old Line Funding LLC,
40,000	(ICE LIBOR USD 1 Month + 0.23%), 1.83%, 03/27/2018 (e) (aa)	39,999
50,000	2.03%, 06/07/2018 (e) (n)	49,712
77,000	Oversea-Chinese Banking Corp. Ltd., 1.45%, 03/21/2018 (e) (n)	76,926
	Ridgefield Funding Co. LLC,
97,484	Series A1, 1.45%, 03/01/2018 (e) (n)	97,480
21,000	Series A1, (ICE LIBOR USD 1 Month + 0.21%), 1.80%, 03/16/2018 (e) (aa)	21,009
50,000	Series A1, 1.96%, 05/15/2018 (e) (n)	49,786
100,000	Standard Chartered Bank, 1.43%, 03/12/2018 (e) (n)	99,950
145,000	Starbird Funding Corp., 1.60%, 03/16/2018 (e) (n)	144,900
65,000	Suncorp-Metway Ltd., 1.75%, 04/18/2018 (e) (n)	64,836
22,000	Swedbank AB, 1.93%, 07/27/2018 (n)	21,811
	Thunder Bay Funding LLC,
50,000	(ICE LIBOR USD 1 Month + 0.13%), 1.75%, 03/12/2018 (e) (aa)	50,011

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
100,000	(ICE LIBOR USD 1 Month + 0.19%), 1.75%, 03/25/2018 (e) (aa)	99,987
62,000	(ICE LIBOR USD 1 Month + 0.23%), 1.81%, 03/16/2018 (e) (aa)	62,008
46,500	(ICE LIBOR USD 1 Month + 0.22%), 1.87%, 03/05/2018 (e) (aa)	46,502
	Toronto-Dominion Bank (The),
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/12/2018 (e) (aa)	49,992
125,000	(ICE LIBOR USD 1 Month + 0.20%), 1.80%, 03/22/2018 (e) (aa)	124,999
240,000	(ICE LIBOR USD 1 Month + 0.25%), 1.85%, 03/23/2018 (e) (aa)	239,937
150,000	(ICE LIBOR USD 1 Month + 0.27%), 1.85%, 03/08/2018 (aa)	149,981
200,000	(ICE LIBOR USD 1 Month + 0.27%), 1.86%, 03/14/2018 (e) (aa)	199,967
42,000	Toyota Credit Canada, Inc., 1.45%, 03/12/2018 (n)	41,979
	Toyota Finance Australia Ltd.,
30,000	(ICE LIBOR USD 1 Month + 0.21%), 1.80%, 03/19/2018 (aa)	29,996
15,000	(ICE LIBOR USD 1 Month + 0.21%), 1.80%, 03/19/2018 (aa)	14,998
12,000	Toyota Motor Finance Netherlands BV, (ICE LIBOR USD 1 Month + 0.20%), 1.85%, 03/24/2018 (aa)	12,005
90,000	UBS AG, (ICE LIBOR USD 1 Month + 0.24%), 1.86%, 03/28/2018 (e) (aa)	90,013
22,500	United Overseas Bank Ltd., 2.03%, 06/11/2018 (e) (n)	22,371
	Versailles Commercial Paper LLC,
50,000	1.75%, 04/10/2018 (e) (n)	49,898
92,000	1.80%, 03/19/2018 (e) (n)	91,923
	Victory Receivables Corp.,
60,000	1.62%, 03/06/2018 (e) (n)	59,985
50,000	1.81%, 03/27/2018 (e) (n)	49,938
100,000	2.00%, 05/14/2018 (e) (n)	99,592
	Westpac Banking Corp.,
108,600	(ICE LIBOR USD 1 Month + 0.18%), 1.77%, 03/21/2018 (e) (aa)	108,601
90,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/12/2018 (e) (aa)	90,003
60,000	(ICE LIBOR USD 1 Month + 0.17%), 1.79%, 03/02/2018 (e) (aa)	60,021
35,000	(ICE LIBOR USD 1 Month + 0.23%), 1.81%, 03/20/2018 (e) (aa)	35,014
100,000	(ICE LIBOR USD 1 Month + 0.23%), 1.82%, 03/19/2018 (e) (aa)	99,969
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.82%, 03/12/2018 (e) (aa)	49,992

		11,194,603

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Time Deposits — 24.2%
500,000	Australia & New Zealand Banking Group Ltd., 1.46%, 03/07/2018	500,000
	BNP Paribas SA,
150,000	1.40%, 03/01/2018	150,000
200,000	1.46%, 03/02/2018	200,000
400,000	Chiba Bank Ltd., 1.44%, 03/01/2018	400,000
700,000	China Construction Bank Corp., 1.45%, 03/01/2018	700,000
800,000	Citibank NA, 1.43%, 03/01/2018	800,000
	Cooperatieve Rabobank UA,
500,000	1.44%, 03/01/2018	500,000
350,000	1.45%, 03/05/2018	350,000
334,383	Credit Agricole Corporate & Investment Bank SA, 1.40%, 03/01/2018	334,383
4,892	Credit Industriel et Commercial, 1.36%, 03/01/2018	4,892
150,000	Erste Group Bank AG, 1.44%, 03/05/2018	150,000
	Industrial & Commercial Bank of China Ltd.,
957,000	1.45%, 03/01/2018	957,000
	ING Bank NV,
400,000	1.45%, 03/01/2018	400,000
700,000	1.46%, 03/07/2018	700,000
	KBC Bank NV,
225,000	1.45%, 03/05/2018	225,000
470,000	1.45%, 03/07/2018	470,000
	Mizuho Bank Ltd.,
300,000	1.43%, 03/01/2018	300,000
300,000	1.45%, 03/06/2018	300,000
400,000	Natixis SA, 1.37%, 03/01/2018	400,000
600,000	Royal Bank of Canada, 1.40%, 03/01/2018	600,000
212,367	Skandinaviska Enskilda Banken AB, 1.35%, 03/01/2018	212,367
200,000	Standard Chartered Bank, 1.44%, 03/07/2018	200,000
500,000	Swedbank AB, 1.43%, 03/05/2018	500,000

		9,353,642

	Total Short-Term Investments (Cost $33,392,254)	33,392,417

	Total Investments — 98.5% (Cost $38,017,764)	38,017,927
	Other Assets in Excess of Liabilities — 1.5%	580,594

	NET ASSETS — 100.0%	$38,598,521

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 2.2%
	Alaska — 1.4%
25,000	Alaska Housing Finance Corp., State Capital Project Bonds II, Series B, Rev., VRDO, 1.60%, 03/07/2018 (z)	25,000

	California — 0.2%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
2,000	Series H-3, Rev., VRDO, LOC: Bank of China, 1.55%, 03/07/2018 (z)	2,000
2,000	Series H-4, Rev., VRDO, LOC: Bank of China, 1.58%, 03/07/2018 (z)	2,000

		4,000

	New York — 0.6%
10,000	New York State Housing Finance Agency, 572 11th Avenue Housing, Rev., VRDO, LOC: Bank of China, 1.65%, 03/01/2018 (z)	10,000

	Total Municipal Bonds (Cost $39,000)	39,000

Repurchase Agreements — 6.7%
30,000	Barclays Capital, Inc., 1.93%, dated 02/28/2018, due 04/04/2018, repurchase price $30,056, collateralized by Collateralized Mortgage Obligations, 3.30% - 6.00%, due 07/25/2037 - 10/11/2047, and FNMA Connecticut Avenue Securities, 4.22% - 6.32%, due 05/28/2024 - 04/25/2028, with a value of $32,400.	30,000
15,000	Credit Suisse Securities USA LLC, 2.07%, dated 02/28/2018, due 04/04/2018, repurchase price $15,030, collateralized by Asset-Backed Securities, 11.84%, due 01/28/2070, with a value of $16,050.	15,000
20,000	HSBC Securities USA, Inc., 1.67%, dated 02/28/2018, due 03/01/2018, repurchase price $20,001, collateralized by Corporate Bonds, 6.25% - 7.38%, due 07/15/2022 - 04/01/2026, with a value of $21,384.	20,000
43,000	Societe Generale SA, 1.52%, dated 02/28/2018, due 03/01/2018, repurchase price $43,002, collateralized by Corporate Bonds, 1.97% - 9.75%, due 01/15/2019 - 12/29/2099, Corporate Notes, 0.00% -5.75%, due 11/23/2018 - 11/21/2044, and Sovereign Government Securities, 2.00% - 3.38%, due 09/08/2020 -04/03/2028, with a value of $45,152.	43,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,000	Societe Generale SA, 1.66%, dated 02/28/2018, due 03/07/2018, repurchase price $5,002, collateralized by Corporate Bonds, 2.90% - 10.75%, due 04/23/2020 - 01/01/2099, and Corporate Notes, 2.92% - 5.60%, due 01/20/2022 - 07/15/2041, with a value of $5,300.	5,000

8,000	Wells Fargo Securities LLC, 1.57%, dated 02/28/2018, due 03/02/2018, repurchase price $8,001, collateralized by Sovereign Government Securities, 1.38% - 1.50%, due 08/31/2021 - 10/21/2021, with a value of $8,403.	8,000

	Total Repurchase Agreements (Cost $121,000)	121,000

Short-Term Investments — 91.4%
	Certificates of Deposit — 28.8%
	Banco Del Estado De Chile,
10,000	1.69%, 03/02/2018	10,000
5,000	1.79%, 05/07/2018	5,000
	Bank of Nova Scotia (The),
3,000	(ICE LIBOR USD 3 Month + 0.10%), 1.69%, 03/19/2018 (aa)	3,000
5,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/07/2018 (aa)	5,000
10,000	Bank of Tokyo-Mitsubishi Ltd., 1.46%, 03/16/2018	10,000
	BNP Paribas SA,
10,000	1.46%, 03/16/2018	10,000
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/06/2018 (aa)	10,000
5,000	(ICE LIBOR USD 1 Month + 0.20%), 1.80%, 03/27/2018 (aa)	5,000
15,000	(ICE LIBOR USD 1 Month + 0.27%), 1.94%, 03/01/2018 (n) (aa)	15,000
10,000	Chiba Bank Ltd., 1.72%, 03/21/2018	10,000
	China Construction Bank Corp.,
10,000	1.88%, 03/02/2018	10,000
5,000	1.90%, 04/17/2018	5,000
5,000	Commonwealth Bank of Australia, (ICE LIBOR USD 1 Month + 0.25%), 1.84%, 03/20/2018 (aa)	5,000
	Cooperatieve Rabobank UA,
10,000	(ICE LIBOR USD 1 Month + 0.14%), 1.72%, 03/06/2018 (aa)	10,000
2,000	(ICE LIBOR USD 1 Month + 0.14%), 1.73%, 03/19/2018 (aa)	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit— continued
	Credit Industriel et Commercial,
7,000	(ICE LIBOR USD 1 Month + 0.13%), 1.71%, 03/02/2018 (aa)	7,000
2,000	(ICE LIBOR USD 1 Month + 0.14%), 1.73%, 03/18/2018 (aa)	2,000
5,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/09/2018 (aa)	5,000
20,000	(ICE LIBOR USD 1 Month + 0.19%), 1.78%, 03/16/2018 (aa)	20,000
	Credit Suisse AG,
3,000	(ICE LIBOR USD 1 Month + 0.19%), 1.78%, 03/13/2018 (aa)	3,000
4,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/01/2018 (aa)	4,000
	Dexia Credit Local SA,
10,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/08/2018 (aa)	10,000
6,000	(ICE LIBOR USD 1 Month + 0.19%), 1.84%, 03/31/2018 (aa)	6,000
10,000	KBC Bank NV, 1.71%, 03/06/2018 (n)	9,998
	Mitsubishi UFJ Trust & Banking Corp.,
3,000	(ICE LIBOR USD 1 Month + 0.20%), 1.79%, 03/05/2018 (aa)	3,000
5,000	(ICE LIBOR USD 1 Month + 0.22%), 1.79%, 03/01/2018 (aa)	5,000
5,000	(ICE LIBOR USD 1 Month + 0.22%), 1.80%, 03/05/2018 (aa)	5,000
20,000	(ICE LIBOR USD 1 Month + 0.23%), 1.82%, 03/17/2018 (aa)	20,000
6,000	(ICE LIBOR USD 1 Month + 0.22%), 1.85%, 03/27/2018 (aa)	6,000
10,000	(ICE LIBOR USD 1 Month + 0.34%), 1.99%, 03/28/2018 (aa)	10,000
	Mizuho Bank Ltd.,
10,000	(ICE LIBOR USD 3 Month + 0.11%), 1.72%, 03/19/2018 (aa)	10,000
10,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/06/2018 (aa)	10,000
10,000	(ICE LIBOR USD 1 Month + 0.22%), 1.81%, 03/16/2018 (aa)	10,000
	Natixis SA,
10,000	(ICE LIBOR USD 1 Month + 0.20%), 1.77%, 03/18/2018 (aa)	10,000
10,000	(ICE LIBOR USD 1 Month + 0.16%), 1.81%, 03/19/2018 (aa)	10,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
	Norinchukin Bank,
10,000	(ICE LIBOR USD 1 Month + 0.16%), 1.74%, 03/06/2018 (aa)	10,000
5,000	(ICE LIBOR USD 1 Month + 0.16%), 1.75%, 03/20/2018 (aa)	5,000
	Royal Bank of Canada,
2,000	(ICE LIBOR USD 1 Month + 0.21%), 1.80%, 03/20/2018 (aa)	2,000
5,000	(ICE LIBOR USD 1 Month + 0.32%), 1.91%, 03/16/2018 (aa)	5,000
	Shizuoka Bank,
35,000	1.71%, 03/07/2018	35,000
10,000	1.72%, 04/03/2018	10,000
3,000	Standard Chartered Bank, (ICE LIBOR USD 1 Month + 0.21%), 1.84%, 03/18/2018 (aa)	3,000
	Sumitomo Mitsui Banking Corp.,
5,000	(ICE LIBOR USD 1 Month + 0.19%), 1.79%, 03/22/2018 (aa)	5,000
4,000	(ICE LIBOR USD 1 Month + 0.22%), 1.80%, 03/06/2018 (aa)	4,000
10,000	(ICE LIBOR USD 1 Month + 0.22%), 1.84%, 03/26/2018 (aa)	10,000
20,000	(ICE LIBOR USD 1 Month + 0.22%), 1.87%, 03/30/2018 (aa)	20,000
	Sumitomo Mitsui Trust Bank Ltd.,
9,000	1.64%, 03/12/2018 (n)	8,995
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/20/2018 (aa)	10,000
8,000	(ICE LIBOR USD 1 Month + 0.24%), 1.89%, 03/29/2018 (aa)	8,000
	Svenska Handelsbanken AB,
5,000	(ICE LIBOR USD 1 Month + 0.14%), 1.72%, 03/12/2018 (aa)	5,000
5,000	(ICE LIBOR USD 1 Month + 0.16%), 1.75%, 03/17/2018 (aa)	5,000
5,000	(ICE LIBOR USD 1 Month + 0.15%), 1.78%, 03/27/2018 (aa)	5,000
	Toronto-Dominion Bank (The),
9,000	1.41%, 03/20/2018	8,998
7,000	(ICE LIBOR USD 1 Month + 0.26%), 1.85%, 03/18/2018 (aa)	7,000
5,000	(ICE LIBOR USD 1 Month + 0.32%), 1.91%, 03/20/2018 (aa)	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments— continued
	Certificates of Deposit — continued
	Wells Fargo Bank NA,
3,000	1.56%, 03/05/2018	3,000
15,000	(ICE LIBOR USD 1 Month + 0.23%), 1.81%, 03/12/2018 (aa)	15,000
15,000	(ICE LIBOR USD 1 Month + 0.25%), 1.85%, 03/22/2018 (aa)	15,000
15,000	(ICE LIBOR USD 1 Month + 0.21%), 1.86%, 03/30/2018 (aa)	15,000
10,000	(ICE LIBOR USD 1 Month + 0.23%), 1.86%, 03/27/2018 (aa)	10,000
5,000	(ICE LIBOR USD 1 Month + 0.25%), 1.84%, 03/19/2018 (aa)	5,000

		515,991

	Commercial Paper — 34.4%
5,000	Alpine Securitization LLC, 2.01%, 05/31/2018 (e) (n)	4,975
6,000	Atlantic Asset Securitization LLC, (ICE LIBOR USD 1 Month + 0.16%), 1.74%, 03/05/2018 (e) (aa)	6,000
	Bank of China Ltd.,
5,000	1.88%, 03/26/2018 (n)	4,994
13,000	1.90%, 04/06/2018 (e) (n)	12,975
15,000	Bank of Montreal, 2.11%, 06/04/2018 (e) (n)	14,917
	Bank of Nova Scotia (The),
10,000	1.80%, 04/02/2018 (e) (n)	9,984
5,000	2.09%, 05/29/2018 (e) (n)	4,975
10,000	2.12%, 05/30/2018 (e) (n)	9,947
45,000	Barclays Bank plc, 1.42%, 03/01/2018 (e) (n)	45,000
	Barton Capital LLC,
2,000	1.57%, 03/01/2018 (e) (n)	2,000
15,000	1.77%, 04/05/2018 (e) (n)	14,974
20,000	1.81%, 03/26/2018 (e) (n)	19,975
	Bedford Row Funding Corp.,
5,000	(ICE LIBOR USD 3 Month + 0.19%), 1.78%, 03/15/2018 (e) (aa)	5,000
3,000	(ICE LIBOR USD 1 Month + 0.22%), 1.80%, 03/12/2018 (e) (aa)	3,000
15,000	(ICE LIBOR USD 1 Month + 0.24%), 1.82%, 03/13/2018 (e) (aa)	15,000
20,000	(ICE LIBOR USD 1 Month + 0.24%), 1.82%, 03/18/2018 (e) (aa)	20,000
10,000	(ICE LIBOR USD 1 Month + 0.26%), 1.85%, 03/17/2018 (e) (aa)	10,000
3,000	(ICE LIBOR USD 3 Month + 0.15%), 1.87%, 04/13/2018 (e) (aa)	3,000
5,000	(ICE LIBOR USD 1 Month + 0.23%), 1.88%, 03/05/2018 (e) (aa)	5,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — continued
5,000	(ICE LIBOR USD 1 Month + 0.27%), 1.89%, 03/30/2018 (e) (aa)	5,000
5,000	Caisse D’amortissement De La Dette Sociale, 1.72%, 04/03/2018 (e) (n)	4,992
	Canadian Imperial Bank of Commerce,
10,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/05/2018 (e) (aa)	10,000
	Commonwealth Bank of Australia,
15,000	(ICE LIBOR USD 1 Month + 0.18%), 1.77%, 03/23/2018 (e) (aa)	14,999
10,000	(ICE LIBOR USD 1 Month + 0.20%), 1.77%, 03/06/2018 (e) (aa)	10,000
20,000	(ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/17/2018 (e) (aa)	20,000
15,000	(ICE LIBOR USD 1 Month + 0.23%), 1.81%, 03/14/2018 (e) (aa)	15,000
5,000	Credit Suisse AG, (ICE LIBOR USD 1 Month + 0.20%), 1.78%, 03/01/2018 (aa)	5,000
5,000	Crown Point Capital Co. LLC, Series A, 1.52%, 03/22/2018 (e) (n)	4,996
10,000	Danske Corp., 2.10%, 06/01/2018 (e) (n)	9,947
3,000	DNB Bank ASA, (ICE LIBOR USD 1 Month + 0.15%), 1.74%, 03/20/2018 (e) (aa)	3,000
5,000	First Abu Dhabi Bank PJSC, 1.73%, 03/19/2018 (e) (n)	4,996
10,000	General Electric Co., 1.42%, 03/01/2018 (n)	10,000
	HSBC Bank plc,
5,000	(ICE LIBOR USD 1 Month + 0.16%), 1.74%, 03/07/2018 (e) (aa)	5,000
25,000	(ICE LIBOR USD 1 Month + 0.16%), 1.75%, 03/16/2018 (e) (aa)	25,000
	ING US Funding LLC,
15,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/09/2018 (aa)	15,000
5,000	1.79%, 05/02/2018 (n)	4,985
5,000	(ICE LIBOR USD 1 Month + 0.27%), 1.94%, 03/01/2018 (n) (aa)	5,000
	Kells Funding LLC,
10,000	1.41%, 03/05/2018 (e) (n)	9,998
7,000	(ICE LIBOR USD 1 Month + 0.10%), 1.69%, 03/16/2018 (e) (aa)	7,000
2,000	Lexington Parker Capital Co. LLC, 1.50%, 03/08/2018 (e) (n)	1,999
	LMA-Americas LLC,
5,000	1.97%, 07/17/2018 (e) (n)	4,963
12,000	1.97%, 07/23/2018 (e) (n)	11,906

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments— continued
	Commercial Paper — continued
	Macquarie Bank Ltd.,
20,000	1.84%, 03/20/2018 (e) (n)	19,980
10,000	1.98%, 05/15/2018 (e) (n)	9,959
5,000	2.03%, 05/16/2018 (e) (n)	4,979
7,000	Natixis SA, 1.65%, 03/08/2018 (n)	6,998
10,000	NRW Bank, 1.70%, 04/03/2018 (e) (n)	9,984
10,000	Oversea-Chinese Banking Corp. Ltd., 1.45%, 03/21/2018 (e) (n)	9,992
10,000	Standard Chartered Bank, 1.60%, 04/26/2018 (e) (n)	9,975
20,000	Suncorp-Metway Ltd., 1.75%, 04/17/2018 (e) (n)	19,954
6,000	Swedbank AB, 1.93%, 07/27/2018 (n)	5,953
3,000	Thunder Bay Funding LLC, (ICE LIBOR USD 1 Month + 0.23%), 1.81%, 03/16/2018 (e) (aa)	3,000
	Toronto-Dominion Bank (The),
10,000	(ICE LIBOR USD 1 Month + 0.20%), 1.80%, 03/22/2018 (e) (aa)	10,000
25,000	(ICE LIBOR USD 1 Month + 0.25%), 1.85%, 03/21/2018 (e) (aa)	25,000
5,000	(ICE LIBOR USD 1 Month + 0.25%), 1.85%, 03/23/2018 (e) (aa)	5,000
4,000	Toyota Credit Canada, Inc., 1.45%, 03/12/2018 (n)	3,998
5,000	Toyota Finance Australia Ltd., (ICE LIBOR USD 1 Month + 0.21%), 1.80%, 03/19/2018 (aa)	5,000
10,000	UBS AG, (ICE LIBOR USD 1 Month + 0.22%), 1.81%, 03/15/2018 (e) (aa)	10,000
5,000	Versailles Commercial Paper LLC, 1.80%, 03/19/2018 (e) (n)	4,995
	Westpac Banking Corp.,
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.77%, 03/12/2018 (e) (aa)	10,000
3,000	(ICE LIBOR USD 1 Month + 0.17%), 1.79%, 03/02/2018 (e) (aa)	3,000
5,000	(ICE LIBOR USD 1 Month + 0.23%), 1.81%, 03/20/2018 (e) (aa)	5,000
10,000	(ICE LIBOR USD 1 Month + 0.19%), 1.82%, 03/12/2018 (e) (aa)	10,000
3,000	(ICE LIBOR USD 1 Month + 0.27%), 1.87%, 03/21/2018 (e) (aa)	3,000

		616,264

	Time Deposits — 28.2%
45,000	Australia & New Zealand Banking Group Ltd., 1.46%, 03/07/2018	45,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Time Deposits — continued
50,000	China Construction Bank Corp., 1.45%, 03/01/2018	50,000
40,000	Cooperatieve Rabobank UA, 1.44%, 03/01/2018	40,000
53,151	Credit Agricole Corporate & Investment Bank SA, 1.40%, 03/01/2018	53,151
28,477	Credit Industriel et Commercial, 1.36%, 03/01/2018	28,477
50,000	Erste Group Bank AG, 1.44%, 03/05/2018	50,000
50,000	Industrial & Commercial Bank of China Ltd., 1.45%, 03/01/2018	50,000
	ING Bank NV,
10,000	1.45%, 03/01/2018	10,000
50,000	1.46%, 03/07/2018	50,000
	KBC Bank NV,
40,000	1.45%, 03/05/2018	40,000
30,000	1.45%, 03/07/2018	30,000
40,000	Mizuho Bank Ltd., 1.43%, 03/01/2018	40,000
20,000	Swedbank AB, 1.43%, 03/05/2018	20,000

		506,628

	Total Short-Term Investments (Cost $1,638,883)	1,638,883

	Total Investments — 100.3% (Cost $1,798,883)*	1,798,883
	Liabilities in Excess of Other Assets — (0.3)%	(5,940)

	NET ASSETS — 100.0%	$1,792,943

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 32.0%
	FFCB — 1.2%
400,000	(ICE LIBOR USD 3 Month - 0.11%), 1.43%, 03/12/2018 (aa)	400,000
400,000	(ICE LIBOR USD 1 Month + 0.02%), 1.65%, 03/27/2018 (aa)	400,000
300,000	(Federal Reserve Bank Prime Loan Rate US - 2.83%), 1.67%, 03/01/2018 (aa)	300,000
375,000	(ICE LIBOR USD 1 Month + 0.09%), 1.68%, 03/19/2018 (aa)	375,000
350,000	(ICE LIBOR USD 1 Month + 0.06%), 1.71%, 03/29/2018 (aa)	350,000
36,425	(ICE LIBOR USD 1 Month + 0.16%), 1.78%, 03/26/2018 (aa)	36,431

		1,861,431

	FHLB — 29.7%
525,000	(ICE LIBOR USD 3 Month - 0.33%), 1.16%, 03/02/2018 (aa)	525,000
500,000	(ICE LIBOR USD 3 Month - 0.33%), 1.21%, 03/09/2018 (aa)	500,000
625,000	(ICE LIBOR USD 3 Month - 0.17%), 1.34%, 03/06/2018 (aa)	624,999
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.45%, 03/07/2018 (aa)	500,000
225,000	(ICE LIBOR USD 1 Month - 0.12%), 1.46%, 03/01/2018 (aa)	225,000
500,000	(ICE LIBOR USD 1 Month - 0.12%), 1.46%, 03/01/2018 (aa)	500,000
1,150,000	(ICE LIBOR USD 1 Month - 0.12%), 1.46%, 03/01/2018 (aa)	1,150,000
250,000	(ICE LIBOR USD 3 Month - 0.05%), 1.46%, 03/07/2018 (aa)	250,000
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.46%, 03/09/2018 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.46%, 03/12/2018 (aa)	500,000
750,000	(ICE LIBOR USD 1 Month - 0.12%), 1.46%, 03/13/2018 (aa)	750,000
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.46%, 03/15/2018 (aa)	500,000
250,000	(ICE LIBOR USD 1 Month - 0.13%), 1.46%, 03/20/2018 (aa)	250,000
500,000	(ICE LIBOR USD 1 Month - 0.13%), 1.46%, 03/20/2018 (aa)	500,000
2,370,000	(ICE LIBOR USD 1 Month - 0.13%), 1.46%, 03/20/2018 (aa)	2,370,000
1,100,000	(ICE LIBOR USD 1 Month - 0.13%), 1.46%, 03/21/2018 (aa)	1,100,000
150,000	(ICE LIBOR USD 3 Month - 0.04%), 1.47%, 03/07/2018 (aa)	150,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
250,000	(ICE LIBOR USD 3 Month - 0.04%), 1.47%, 03/07/2018 (aa)	250,000
500,000	(ICE LIBOR USD 1 Month - 0.11%), 1.47%, 03/09/2018 (aa)	500,000
395,000	(ICE LIBOR USD 1 Month - 0.11%), 1.47%, 03/12/2018 (aa)	395,000
500,000	(ICE LIBOR USD 1 Month - 0.11%), 1.47%, 03/12/2018 (aa)	500,000
250,000	(ICE LIBOR USD 1 Month - 0.13%), 1.47%, 03/21/2018 (aa)	250,000
500,000	(ICE LIBOR USD 1 Month - 0.12%), 1.47%, 03/22/2018 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.10%), 1.48%, 03/09/2018 (aa)	500,000
250,000	(ICE LIBOR USD 1 Month - 0.11%), 1.48%, 03/13/2018 (aa)	250,000
500,000	(ICE LIBOR USD 1 Month - 0.11%), 1.48%, 03/14/2018 (aa)	500,000
750,000	(ICE LIBOR USD 1 Month - 0.11%), 1.48%, 03/15/2018 (aa)	750,000
450,000	(ICE LIBOR USD 1 Month - 0.11%), 1.48%, 03/19/2018 (aa)	450,000
250,000	(ICE LIBOR USD 1 Month - 0.12%), 1.48%, 03/21/2018 (aa)	250,000
1,000,000	(ICE LIBOR USD 1 Month - 0.12%), 1.48%, 03/21/2018 (aa)	1,000,000
250,000	(ICE LIBOR USD 1 Month - 0.12%), 1.48%, 03/21/2018 (aa)	250,000
250,000	(ICE LIBOR USD 1 Month - 0.12%), 1.48%, 03/22/2018 (aa)	250,000
425,000	(ICE LIBOR USD 1 Month - 0.09%), 1.49%, 03/12/2018 (aa)	425,000
200,000	(ICE LIBOR USD 1 Month - 0.12%), 1.49%, 03/17/2018 (aa)	200,000
2,000,000	(ICE LIBOR USD 1 Month - 0.11%), 1.49%, 03/22/2018 (aa)	2,000,000
500,000	(ICE LIBOR USD 1 Month - 0.11%), 1.49%, 03/22/2018 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.12%), 1.49%, 03/23/2018 (aa)	500,000
428,000	(ICE LIBOR USD 1 Month - 0.13%), 1.49%, 03/25/2018 (aa)	428,000
350,000	(ICE LIBOR USD 1 Month - 0.08%), 1.50%, 03/05/2018 (aa)	350,000
1,975,000	(ICE LIBOR USD 1 Month - 0.08%), 1.50%, 03/12/2018 (aa)	1,975,000
204,000	(ICE LIBOR USD 1 Month - 0.09%), 1.50%, 03/14/2018 (aa)	204,035

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	FHLB — continued
225,000	(ICE LIBOR USD 1 Month - 0.09%), 1.50%, 03/14/2018 (aa)	225,000
150,000	(ICE LIBOR USD 1 Month - 0.12%), 1.50%, 03/27/2018 (aa)	150,000
500,000	(ICE LIBOR USD 1 Month - 0.08%), 1.51%, 03/16/2018 (aa)	500,000
500,000	(ICE LIBOR USD 1 Month - 0.08%), 1.51%, 03/16/2018 (aa)	500,000
1,470,000	(ICE LIBOR USD 1 Month - 0.11%), 1.51%, 03/24/2018 (aa)	1,470,000
500,000	(ICE LIBOR USD 1 Month - 0.12%), 1.51%, 03/24/2018 (aa)	500,000
250,000	(ICE LIBOR USD 1 Month - 0.11%), 1.51%, 03/26/2018 (aa)	250,000
250,000	(ICE LIBOR USD 1 Month - 0.12%), 1.51%, 03/28/2018 (aa)	250,000
480,000	(ICE LIBOR USD 1 Month - 0.11%), 1.52%, 03/26/2018 (aa)	480,000
250,000	(ICE LIBOR USD 1 Month - 0.09%), 1.53%, 03/25/2018 (aa)	249,999
350,000	(ICE LIBOR USD 1 Month - 0.10%), 1.53%, 03/27/2018 (aa)	349,971
1,285,000	(ICE LIBOR USD 1 Month - 0.12%), 1.53%, 03/28/2018 (aa)	1,285,000
975,000	(ICE LIBOR USD 1 Month - 0.09%), 1.53%, 03/30/2018 (aa)	975,000
400,000	(ICE LIBOR USD 3 Month - 0.19%), 1.53%, 04/17/2018 (aa)	400,000
200,000	(ICE LIBOR USD 3 Month - 0.15%), 1.54%, 04/05/2018 (aa)	199,938
200,000	(ICE LIBOR USD 3 Month - 0.19%), 1.54%, 04/18/2018 (aa)	200,000
350,000	(ICE LIBOR USD 1 Month - 0.10%), 1.55%, 03/29/2018 (aa)	350,000
1,875,000	(ICE LIBOR USD 1 Month - 0.12%), 1.56%, 03/01/2018 (aa) (n)	1,875,000
500,000	(ICE LIBOR USD 3 Month - 0.16%), 1.59%, 04/20/2018 (aa)	500,000
1,350,000	(ICE LIBOR USD 3 Month - 0.24%), 1.60%, 05/15/2018 (aa)	1,350,000
500,000	(ICE LIBOR USD 1 Month + 0.02%), 1.64%, 03/26/2018 (aa)	500,000
1,855,000	(3 Month Treasury Bill Rate + 0.07%), 1.74%, 03/01/2018 (aa)	1,855,000
107,000	DN, 1.24%, 04/20/2018 (n)	106,816
730,000	DN, 1.28%, 04/04/2018 (n)	729,117
171,475	DN, 1.35%, 03/09/2018 (n)	171,424
225,000	DN, 1.35%, 03/16/2018 (n)	224,874

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
250,000	DN, 1.36%, 03/26/2018 (n)	249,765
2,045,000	DN, 1.51%, 05/09/2018 (n)	2,039,101
2,550,000	DN, 1.58%, 05/11/2018 (n)	2,542,106
250,000	DN, 1.61%, 05/07/2018 (n)	249,255
500,000	DN, 1.61%, 05/08/2018 (n)	498,489

		45,297,889

	FHLMC — 0.8%
465,000	(ICE LIBOR USD 3 Month - 0.25%), 1.49%, 04/24/2018 (aa)	465,000
675,000	(ICE LIBOR USD 3 Month + 0.02%), 1.54%, 03/08/2018 (aa)	675,000

		1,140,000

	FNMA — 0.3%
500,000	(ICE LIBOR USD 3 Month – 0.05%), 1.59%, 03/21/2018 (aa)	500,008

	Total U.S. Government Agency Securities (Cost $48,799,328)	48,799,328

U.S. Treasury Obligations — 5.5%
	U.S. Treasury Floating Rate Notes — 1.2%
1,800,000	(US Treasury 3 Month Bill Money Market Yield + 0.00%), 1.65%, 03/01/2018 (aa)	1,799,444

	U.S. Treasury Notes — 4.3%
500,000	0.75%, 07/31/2018	498,394
805,000	0.75%, 09/30/2018	801,381
500,000	0.88%, 07/15/2018	498,771
500,000	1.00%, 08/15/2018	498,715
1,000,000	1.00%, 09/15/2018	996,728
1,000,000	1.38%, 07/31/2018	999,413
2,227,000	1.38%, 09/30/2018	2,224,315

		6,517,717

	Total U.S. Treasury Obligations (Cost $8,317,161)	8,317,161

Repurchase Agreements — 55.3%
10,200,000	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.37% - 1.40%, dated 02/28/2018, due 03/01/18, repurchase price $10,200,393. [1]	10,200,000
1,097,809	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.39% - 1.40%, dated 02/28/2018, due 03/01/18, repurchase price $1,097,852. [2]	1,097,809

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
250,000	Bank of America Corp., 1.40%, dated 02/28/2018, due 03/01/2018, repurchase price $250,010, collateralized by GNMA, 3.00%, due 10/20/2046, with a value of $255,000.	250,000
500,000	Bank of Montreal, 1.32%, dated 02/28/2018, due 03/01/2018, repurchase price $500,018, collateralized by U.S. Treasury Securities, 1.00% - 4.63%, due 03/15/2018 - 05/15/2046, with a value of $510,131.	500,000
750,000	Bank of Nova Scotia (The), 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $750,029, collateralized by U.S. Treasury Securities, 0.13% - 6.75%, due 04/15/2018 - 08/15/2047, with a value of $765,000.	750,000
300,000	Barclays Capital, Inc., 1.34%, dated 02/28/2018, due 03/01/2018, repurchase price $300,011, collateralized by GNMA, 3.50%, due 01/20/2048, with a value of $306,000.	300,000
600,000	Barclays Capital, Inc., 1.35%, dated 02/28/2018, due 03/02/2018, repurchase price $600,045, collateralized by FNMA, 6.60%, due 03/18/2027, and GNMA, 2.36% - 4.00%, due 05/20/2045 - 07/20/2067, with a value of $612,211.	600,000
500,000	Barclays Capital, Inc., 1.36%, dated 02/28/2018, due 03/02/2018, repurchase price $500,038, collateralized by FNMA, 6.50% - 6.60%, due 03/18/2027 - 10/25/2031, and GNMA, 3.00% - 6.00%, due 05/16/2032 - 02/20/2048, with a value of $510,168.	500,000
1,000,000	Barclays Capital, Inc., 1.36%, dated 02/28/2018, due 03/06/2018, repurchase price $1,000,227, collateralized by FHLMC, 3.58% - 3.98%, due 02/25/2024 - 05/25/2050, FNMA, 6.60%, due 03/18/2027, and GNMA, 3.00% - 4.50%, due 09/20/2041 - 02/20/2048, with a value of $1,020,387.	1,000,000
355,000	Barclays Capital, Inc., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $355,014, collateralized by U.S. Treasury Securities, 0.00% - 2.13%, due 07/31/2019 - 05/15/2029, with a value of $362,100.	355,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

225,000	BMO Capital Markets Corp., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $225,009, collateralized by FHLMC, 3.50% - 4.50%, due 09/15/2040 - 02/01/2048, FNMA, 3.00% - 5.00%, due 02/01/2033 - 03/01/2048, and GNMA, 3.00% - 4.00%, due 01/15/2042 - 02/20/2047, with a value of $229,999.	225,000
500,000	BNP Paribas SA, 1.35%, dated 02/28/2018, due 03/07/2018, repurchase price $500,131, collateralized by U.S. Treasury Securities, 0.00% - 9.13%, due 03/08/2018 - 02/15/2045, with a value of $511,148.	500,000
500,000	BNP Paribas SA, 1.36%, dated 02/28/2018, due 03/07/2018, repurchase price $500,132, collateralized by FHLMC, 2.50% - 7.50%, due 11/01/2027 - 12/01/2047, FNMA, 1.50% - 7.00%, due 03/01/2024 - 01/01/2048, GNMA, 2.00% - 5.50%, due 02/16/2038 - 08/20/2047, and U.S. Treasury Securities, 0.00% - 3.63%, due 04/30/2018 - 11/15/2045, with a value of $511,278.	500,000
1,350,000	BNP Paribas SA, 1.36%, dated 02/28/2018, due 03/07/2018, repurchase price $1,350,357, collateralized by FHLMC, 2.14% - 7.50%, due 11/01/2025 - 02/01/2048, FNMA, 1.50% - 8.00%, due 02/01/2021 - 03/25/2048, and GNMA, 1.86% - 7.00%, due 09/15/2024 - 12/20/2047, with a value of $1,382,584.	1,350,000
2,050,000	BNP Paribas SA, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $2,050,078, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 04/15/2018 - 02/15/2048, with a value of $2,091,080.	2,050,000
1,000,000	BNP Paribas SA, 1.38%, dated 02/28/2018, due 03/07/2018, repurchase price $1,000,268, collateralized by FFCB, 3.37%, due 05/01/2035, FHLMC, 0.00% - 8.50%, due 12/01/2022 - 11/01/2047, FNMA, 2.43% - 8.00%, due 08/01/2018 - 02/01/2048, GNMA, 2.00% - 7.00%, due 08/15/2029 - 08/20/2046, and U.S. Treasury Securities, 0.00% - 3.13%, due 03/31/2018 - 02/15/2048, with a value of $1,023,074.	1,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
1,600,000	BNP Paribas SA, 1.39%, dated 02/28/2018, due 03/01/2018, repurchase price $1,600,062, collateralized by FHLMC, 2.50% - 8.00%, due 03/01/2025 - 02/01/2048, FNMA, 1.50% - 7.50%, due 07/01/2018 - 01/01/2057, GNMA, 2.00% - 5.00%, due 08/15/2035 - 12/20/2047, and U.S. Treasury Securities, 1.75% - 2.50%, due 01/31/2023 - 02/15/2045, with a value of $1,632,232.	1,600,000
1,000,000	BNP Paribas SA, 1.45%, dated 02/28/2018, due 03/07/2018, repurchase price $1,000,282, collateralized by FHLMC, 2.00% - 7.00%, due 03/01/2025 - 02/01/2048, FNMA, 2.50% - 9.00%, due 08/01/2018 - 03/01/2048, GNMA, 2.12% - 7.00%, due 10/15/2029 - 01/20/2048, and U.S. Treasury Securities, 1.75% - 3.75%, due 11/30/2019 - 11/15/2047, with a value of $1,025,916.	1,000,000
1,500,000	BNP Paribas SA, 1.52%, dated 02/28/2018, due 03/07/2018, repurchase price $1,500,443, collateralized by U.S. Treasury Securities, 0.00% - 3.38%, due 04/30/2018 - 02/15/2048, with a value of $1,532,390.	1,500,000
223,000	Citigroup Global Markets Holdings, Inc., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $223,008, collateralized by U.S. Treasury Securities, 1.00% - 7.63%, due 11/30/2018 - 11/15/2022, with a value of $227,460.	223,000
750,000	Credit Agricole Corporate & Investment Bank SA, 1.35%, dated 02/28/2018, due 03/02/2018, repurchase price $750,056, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 03/01/2018 - 08/15/2041, with a value of $765,000.	750,000
550,000	Credit Agricole Corporate & Investment Bank SA, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $550,021, collateralized by U.S. Treasury Securities, 2.13%, due 03/31/2024, with a value of $561,000.	550,000
2,550,000	Credit Suisse AG, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $2,550,097, collateralized by U.S. Treasury Securities, 0.00% -4.25%, due 03/31/2018 - 05/15/2047, with a value of $2,600,214.	2,550,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,850,000	Credit Suisse AG, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $3,850,147, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 04/26/2018 - 05/15/2047, with a value of $3,920,945.	3,850,000
3,500,000	Daiwa Capital Markets America Inc., 1.40%, dated 02/28/2018, due 03/01/2018, repurchase price $3,500,136, collateralized by FFCB, 0.00% - 2.73%, due 07/02/2018 - 02/14/2022, FHLB, 0.00% - 2.70%, due 12/26/2019 - 09/19/2036, FHLMC, 0.00% - 5.00%, due 04/04/2018 - 02/01/2048, FNMA, 1.97% - 6.00%, due 04/01/2019 - 02/01/2048, GNMA, 1.96% - 6.00%, due 12/20/2032 - 02/20/2048 and U.S. Treasury Securities, 0.00% - 3.88%, due 03/01/2018 - 02/15/2047, with a value of $3,570,559.	3,500,000
947,603	Deutsche Bank Securities, Inc., 1.39%, dated 02/28/2018, due 03/01/2018, repurchase price $947,640, collateralized by U.S. Treasury Securities, 0.88% - 6.75%, due 10/15/2018 - 08/15/2047, with a value of $966,555.	947,603
1,000,000	Deutsche Bank Securities, Inc., 1.40%, dated 02/28/2018, due 03/01/2018, repurchase price $1,000,039, collateralized by FFCB, 0.00%, due 11/02/2018, FHLMC, 2.50% - 6.75%, due 09/01/2026 - 01/15/2056, FNMA, 0.00% - 7.00%, due 03/28/2018 -01/01/2048, GNMA, 1.41% - 5.50%, due 04/20/2037 - 01/16/2054, and U.S. Treasury Securities, 0.00% - 2.00%, due 05/15/2020 - 11/15/2042, with a value of $1,025,297.	1,000,000
4,100,000	Federal Reserve Bank of New York, 1.25%, dated 02/28/2018, due 03/01/2018, repurchase price $4,100,142, collateralized by U.S. Treasury Securities, 1.75% - 2.88%, due 11/30/2021 - 11/15/2046, with a value of $4,100,142.	4,100,000
1,000,000	Goldman Sachs & Co. LLC, 1.32%, dated 02/28/2018, due 03/01/2018, repurchase price $1,000,037, collateralized by FHLMC, 2.50% - 8.50%, due 06/01/2019 - 02/01/2048, FNMA, 0.00% - 6.50%, due 07/01/2018 - 03/25/2048, GNMA, 2.50% - 6.00%, due 04/15/2024 - 02/15/2058, and U.S. Treasury Securities, 0.00% - 3.75%, due 05/15/2022 - 11/15/2043, with a value of $1,020,558.	1,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
700,000	Goldman Sachs & Co. LLC, 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $700,027, collateralized by FHLMC, 3.00% - 8.00%, due 05/25/2022 - 01/01/2048, FNMA, 2.00% - 7.00%, due 05/01/2023 - 01/01/2048, and GNMA, 3.00% - 3.50%, due 11/20/2046 - 12/16/2056, with a value of $714,222.	700,000
1,000,000	Goldman Sachs & Co. LLC, 1.38%, dated 02/28/2018, due 03/06/2018, repurchase price $1,000,230, collateralized by FHLMC, 2.50% - 7.50%, due 12/01/2021 - 01/15/2055, FNMA, 2.85% - 6.00%, due 11/01/2023 - 08/01/2056, GNMA, 2.50% - 6.00%, due 06/20/2034 - 02/20/2048, and U.S. Treasury Securities, 1.38%, due 09/30/2019, with a value of $1,020,655.	1,000,000
1,800,000	HSBC Securities USA, Inc., 1.36%, dated 02/28/2018, due 03/06/2018, repurchase price $1,800,408, collateralized by FHLB, 0.88% - 1.25%, due 06/29/2018 - 01/16/2019, and FNMA, 2.50% - 6.00%, due 10/01/2022 - 11/01/2047, with a value of $1,830,635.	1,800,000
4,550,000	HSBC Securities USA, Inc., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $4,550,173, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 10/31/2018 - 11/15/2046, with a value of $4,628,249.	4,550,000
2,500,000	Natixis SA, 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $2,500,096, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 03/31/2018 - 05/15/2047, with a value of $2,550,098.	2,500,000
2,000,000	Nomura Securities International, Inc., 1.35%, dated 02/28/2018, due 03/01/2018, repurchase price $2,000,075, collateralized by FFCB, 2.48%, due 10/19/2029, FHLMC, 2.00% - 9.00%, due 04/01/2018 - 03/01/2048, FNMA, 2.50% - 7.00%, due 03/25/2018 - 02/01/2048, GNMA, 1.50% - 9.00%, due 06/15/2020 - 07/20/2067, Tennessee Valley Authority, 5.88%, due 04/01/2036 and U.S. Treasury Securities, 2.13% - 3.13%, due 05/15/2019 - 12/31/2021, with a value of $2,040,536.	2,000,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,800,000	Nomura Securities International, Inc., 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $3,800,146, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 04/19/2018 - 02/15/2048, with a value of $3,876,149.	3,800,000
7,000,000	Nomura Securities International, Inc., 1.40%, dated 02/28/2018, due 03/01/2018, repurchase price $7,000,272, collateralized by FFCB, 1.51% - 2.72%, due 01/10/2020 - 06/12/2025, FHLB, 2.25%, due 01/29/2021, FHLMC, 2.33% - 5.50%, due 11/01/2021 - 03/01/2048, FNMA, 1.38% - 7.50%, due 06/01/2018 - 03/01/2048, GNMA, 2.00% - 8.00%, due 09/20/2022 - 02/20/2068, Tennessee Valley Authority, 0.00% - 4.25%, due 03/15/2018 - 09/15/2065 and U.S. Treasury Securities, 0.00% - 8.75%, due 05/24/2018 - 02/15/2048, with a value of $7,140,278.	7,000,000
200,000	Norinchukin Bank, 1.37%, dated 02/28/2018, due 03/02/2018, repurchase price $200,015, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $202,471.	200,000
250,000	Norinchukin Bank, 1.37%, dated 02/28/2018, due 03/05/2018, repurchase price $250,048, collateralized by U.S. Treasury Securities, 0.13%, due 04/15/2020, with a value of $254,899.	250,000
200,000	Norinchukin Bank, 1.38%, dated 02/28/2018, due 03/05/2018, repurchase price $200,038, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $202,471.	200,000
250,000	Norinchukin Bank, 1.39%, dated 02/28/2018, due 03/09/2018, repurchase price $250,087, collateralized by U.S. Treasury Securities, 0.13% - 2.63%, due 04/15/2020 - 08/15/2026, with a value of $254,839.	250,000
250,000	Norinchukin Bank, 1.40%, dated 02/28/2018, due 03/12/2018, repurchase price $250,117, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $253,084.	250,000
400,000	Norinchukin Bank, 1.40%, dated 02/28/2018, due 03/19/2018, repurchase price $400,296, collateralized by U.S. Treasury Securities, 3.63%, due 04/15/2028, with a value of $403,721.	400,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
250,000	Norinchukin Bank, 1.42%, dated 02/28/2018, due 03/20/2018, repurchase price $250,197, collateralized by U.S. Treasury Securities, 0.13% - 1.13%, due 04/15/2020 - 01/15/2021, with a value of $254,797.	250,000
200,000	Norinchukin Bank, 1.42%, dated 02/28/2018, due 03/21/2018, repurchase price $200,166, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $202,471.	200,000
300,000	Norinchukin Bank, 1.42%, dated 02/28/2018, due 03/22/2018, repurchase price $300,260, collateralized by U.S. Treasury Securities, 1.13%, due 01/15/2021, with a value of $305,594.	300,000
200,000	Norinchukin Bank, 1.42%, dated 02/28/2018, due 03/23/2018, repurchase price $200,181, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $202,471.	200,000
250,000	Norinchukin Bank, 1.45%, dated 02/28/2018, due 03/19/2018, repurchase price $250,191, collateralized by U.S. Treasury Securities, 1.13%, due 01/15/2021, with a value of $254,665.	250,000
500,000	Norinchukin Bank, 1.47%, dated 02/28/2018, due 03/23/2018, repurchase price $500,470, collateralized by U.S. Treasury Securities, 3.63%, due 04/15/2028, with a value of $504,646.	500,000
250,000	Norinchukin Bank, 1.48%, dated 02/28/2018, due 03/28/2018, repurchase price $250,288, collateralized by U.S. Treasury Securities, 0.13%, due 04/15/2020, with a value of $254,899.	250,000
800,000	Royal Bank of Canada, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $800,030, collateralized by U.S. Treasury Securities, 0.13% - 0.63%, due 04/30/2018 - 01/15/2023, with a value of $815,307.	800,000
250,000	Societe Generale SA, 1.34%, dated 02/28/2018, due 03/06/2018, repurchase price $250,056, collateralized by U.S. Treasury Securities, 0.00% - 3.00%, due 05/24/2018 - 08/15/2046, with a value of $255,000.	250,000
500,000	Societe Generale SA, 1.35%, dated 02/28/2018, due 03/02/2018, repurchase price $500,038, collateralized by U.S. Treasury Securities, 0.00% - 2.63%, due 07/12/2018 - 11/15/2026, with a value of $510,000.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	Societe Generale SA, 1.36%, dated 02/28/2018, due 03/01/2018, repurchase price $500,019, collateralized by FHLB, 3.00%, due 09/11/2026, FNMA, 2.32% - 5.00%, due 11/01/2018 - 02/01/2048, GNMA, 4.50%, due 02/20/2047 - 04/20/2047 and U.S. Treasury Securities, 0.00% - 7.50%, due 05/15/2018 - 05/15/2044, with a value of $510,000.	500,000
500,000	Societe Generale SA, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $500,019, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 03/08/2018 - 02/15/2047, with a value of $510,000.	500,000
1,000,000	Societe Generale SA, 1.40%, dated 02/28/2018, due 03/20/2018, repurchase price $1,000,778, collateralized by U.S. Treasury Securities, 0.00% - 9.00%, due 03/29/2018 - 02/15/2048, with a value of $1,020,000.	1,000,000
5,750,000	Sumitomo Mitsui Banking Corp., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $5,750,219, collateralized by U.S. Treasury Securities, 1.25% - 2.13%, due 07/31/2020 - 08/15/2026, with a value of $5,865,223.	5,750,000
1,000,000	Sumitomo Mitsui Banking Corp., 1.39%, dated 02/28/2018, due 03/01/2018, repurchase price $1,000,039, collateralized by GNMA, 3.00%, due 10/20/2042, with a value of $1,020,039.	1,000,000
3,000,000	Sumitomo Mitsui Banking Corp., 1.39%, dated 02/28/2018, due 03/01/2018, repurchase price $3,000,116, collateralized by GNMA, 3.00% - 5.50%, due 09/20/2039 - 12/20/2047, with a value of $3,060,118.	3,000,000
300,000	TD Securities USA LLC, 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $300,012, collateralized by U.S. Treasury Securities, 1.13% - 2.13%, due 03/31/2019 - 09/30/2021, with a value of $306,012.	300,000

	Total Repurchase Agreements (Cost $84,198,412)	84,198,412

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 6.1%
	U.S. Treasury Obligations — 6.1%
	U.S. Treasury Bills — 6.1% (n)
1,000,000	1.24%, 04/19/2018	998,315
2,500,000	1.25%, 04/26/2018	2,495,169
1,500,000	1.52%, 06/21/2018	1,492,942
1,850,000	1.61%, 05/17/2018	1,843,669
2,500,000	1.83%, 08/23/2018	2,478,011

	Total Short-Term Investments (Cost $9,308,106)	9,308,106

	Total Investments — 98.9% (Cost $150,623,007)*	150,623,007
	Other Assets in Excess of Liabilities — 1.1%	1,721,250

	NET ASSETS — 100.0%	$152,344,257

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 25.9%
	U.S. Treasury Floating Rate Notes — 23.4%
600,000	(US Treasury 3 Month Bill Money Market Yield + 0.00%), 1.65%, 03/01/2018 (aa)	599,976
850,000	(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.70%, 03/01/2018 (aa)	850,122
300,000	(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.71%, 03/01/2018 (aa)	300,000
700,000	(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.72%, 03/01/2018 (aa)	700,059
500,000	(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.79%, 03/01/2018 (aa)	500,244
939,000	(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.82%, 03/01/2018 (aa)	939,463
600,000	(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.83%, 03/01/2018 (aa)	600,139
750,000	(US Treasury 3 Month Bill Money Market Yield + 0.19%), 1.84%, 03/01/2018 (aa)	750,011

		5,240,014

	U.S. Treasury Notes — 2.5%
100,000	0.88%, 07/15/2018	99,754
160,000	1.00%, 05/31/2018	159,798
139,000	1.38%, 07/31/2018	138,919
100,000	1.38%, 09/30/2018	99,874
64,000	2.25%, 07/31/2018	64,195

		562,540

	Total U.S. Treasury Obligations (Cost $5,802,554)	5,802,554

Repurchase Agreements — 61.7%
500,000	BNP Paribas SA, 1.35%, dated 02/28/2018, due 03/07/2018, repurchase price $500,131, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 04/30/2018 - 08/15/2047, with a value of $511,148.	500,000
500,000	BNP Paribas SA, 1.36%, dated 02/28/2018, due 03/07/2018, repurchase price $500,132, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 04/12/2018 - 11/15/2045, with a value of $511,137.	500,000
500,000	BNP Paribas SA, 1.52%, dated 02/28/2018, due 03/07/2018, repurchase price $500,148, collateralized by U.S. Treasury Securities, 0.00% - 3.38%, due 04/05/2018 - 02/15/2048, with a value of $510,797.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

250,000	Citigroup Global Markets Holdings, Inc., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $250,010, collateralized by U.S. Treasury Securities, 0.88% - 1.63%, due 01/15/2019 - 07/31/2021, with a value of $255,000.	250,000
1,000,000	Credit Suisse AG, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $1,000,038, collateralized by U.S. Treasury Securities, 0.00% - 6.13%, due 03/15/2018 - 08/15/2047, with a value of $1,017,604.	1,000,000
250,000	Deutsche Bank Securities, Inc., 1.39%, dated 02/28/2018, due 03/01/2018, repurchase price $250,010, collateralized by U.S. Treasury Securities, 0.75% - 3.13%, due 08/31/2018 - 02/28/2022, with a value of $255,000.	250,000
750,000	Deutsche Bank Securities, Inc., 1.39%, dated 02/28/2018, due 03/01/2018, repurchase price $750,029, collateralized by U.S. Treasury Securities, 0.88% - 9.13%, due 05/15/2018 - 05/15/2043, with a value of $765,000.	750,000
1,000,000	HSBC Securities USA, Inc., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $1,000,038, collateralized by U.S. Treasury Securities, 1.88% - 3.00%, due 02/15/2022 - 05/15/2047, with a value of $1,013,708.	1,000,000
250,000	J.P. Morgan Securities LLC, 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $250,010, collateralized by U.S. Treasury Securities, 2.00% - 2.75%, due 02/15/2022 - 08/15/2042, with a value of $254,814.	250,000
550,000	Mizuho Securities USA LLC, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $550,021, collateralized by U.S. Treasury Securities, 0.00% - 2.88%, due 05/15/2018 - 11/15/2047, with a value of $561,000.	550,000
1,500,000	Natixis SA, 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $1,500,058, collateralized by U.S. Treasury Securities, 0.00% - 6.38%, due 04/15/2018 - 02/15/2048, with a value of $1,530,059.	1,500,000
200,000	Nomura Securities International, Inc., 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $200,008, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 05/15/2020 - 08/15/2047, with a value of $204,008.	200,000

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
150,000	Norinchukin Bank, 1.37%, dated 02/28/2018, due 03/05/2018, repurchase price $150,029, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $151,852.	150,000
100,000	Norinchukin Bank, 1.40%, dated 02/28/2018, due 03/19/2018, repurchase price $100,074, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $101,238.	100,000
250,000	Norinchukin Bank, 1.48%, dated 02/28/2018, due 03/28/2018, repurchase price $250,288, collateralized by U.S. Treasury Securities, 0.13%, due 04/15/2020, with a value of $254,899.	250,000
500,000	RBC Capital Markets LLC, 1.33%, dated 02/28/2018, due 03/02/2018, repurchase price $500,037, collateralized by U.S. Treasury Securities, 0.00% - 8.88%, due 03/15/2018 - 11/15/2047, with a value of $510,000.	500,000
500,000	RBS Securities, Inc., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $500,019, collateralized by U.S. Treasury Securities, 1.00% - 3.88%, due 06/30/2018 - 08/15/2040, with a value of $508,376.	500,000
500,000	Royal Bank of Canada, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $500,019, collateralized by U.S. Treasury Securities, 0.00%, due 05/03/2018 - 05/17/2018, with a value of $510,004.	500,000
250,000	Societe Generale SA, 1.34%, dated 02/28/2018, due 03/06/2018, repurchase price $250,056, collateralized by U.S. Treasury Securities, 0.00% - 6.38%, due 03/29/2018 - 02/15/2044, with a value of $255,000.	250,000
200,000	Societe Generale SA, 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $200,008, collateralized by U.S. Treasury Securities, 0.00% - 3.13%, due 03/29/2018 - 08/15/2044, with a value of $204,000.	200,000
200,000	Societe Generale SA, 1.41%, dated 02/28/2018, due 03/12/2018, repurchase price $200,094, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 03/31/2021 - 08/15/2041, with a value of $204,000.	200,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,250,000	Sumitomo Mitsui Banking Corp., 1.37%, dated 02/28/2018, due 03/01/2018, repurchase price $1,250,048, collateralized by U.S. Treasury Securities, 1.25% - 1.63%, due 03/31/2021 - 08/15/2022, with a value of $1,275,049.	1,250,000
400,000	TD Securities USA LLC, 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $400,015, collateralized by U.S. Treasury Securities, 0.88% - 4.25%, due 04/30/2019 - 11/15/2040, with a value of $408,016.	400,000
1,750,000	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.37%, dated 02/28/2018, due 03/01/18, repurchase price $1,750,067. [3]	1,750,000
500,000	UBS Securities LLC, 1.38%, dated 02/28/2018, due 03/01/2018, repurchase price $500,019, collateralized by U.S. Treasury Securities, 0.00% - 9.00%, due 03/22/2018 - 05/15/2047, with a value of $510,000.	500,000

	Total Repurchase Agreements (Cost $13,800,000)	13,800,000

Short-Term Investments — 10.4%
	U.S. Treasury Obligations — 10.4%
	U.S. Treasury Bills — 10.4% (n)
650,000	1.21%, 03/15/2018	649,695
370,000	1.25%, 04/26/2018	369,285
550,000	1.41%, 04/12/2018	549,100
750,000	1.60%, 05/17/2018	747,441

	Total Short-Term Investments (Cost $2,315,521)	2,315,521

	Total Investments — 98.0% (Cost $21,918,075)*	21,918,075
	Other Assets in Excess of Liabilities — 2.0%	439,532

	NET ASSETS — 100.0%	$22,357,607

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 67.3%
	FFCB — 6.1%
25,000	(Federal Reserve Bank Prime Loan Rate US - 2.96%), 1.55%, 03/01/2018 (aa)	24,999
79,500	(ICE LIBOR USD 1 Month + 0.04%), 1.62%, 03/06/2018 (aa)	79,502
25,000	(US Treasury 3 Month Bill Money Market Yield + 0.10%), 1.75%, 03/01/2018 (aa)	24,998
25,000	(ICE LIBOR USD 1 Month + 0.17%), 1.75%, 03/08/2018 (aa)	25,000
23,000	(US Treasury 3 Month Bill Money Market Yield + 0.19%), 1.84%, 03/01/2018 (aa)	22,998
10,000	(US Treasury 3 Month Bill Money Market Yield + 0.28%), 1.93%, 03/01/2018 (aa)	10,009

		187,506

	FHLB — 61.2%
25,000	(ICE LIBOR USD 3 Month - 0.33%), 1.16%, 03/02/2018 (aa)	25,000
100,000	(ICE LIBOR USD 1 Month - 0.17%), 1.40%, 03/30/2018 (aa)	100,000
100,000	(ICE LIBOR USD 1 Month - 0.17%), 1.41%, 03/05/2018 (aa)	100,000
50,000	(ICE LIBOR USD 1 Month - 0.12%), 1.46%, 03/01/2018 (aa)	50,000
25,000	(ICE LIBOR USD 1 Month - 0.13%), 1.46%, 03/20/2018 (aa)	25,000
25,000	(ICE LIBOR USD 1 Month - 0.11%), 1.47%, 03/12/2018 (aa)	25,000
25,000	(ICE LIBOR USD 1 Month - 0.09%), 1.49%, 03/12/2018 (aa)	25,000
14,000	(ICE LIBOR USD 1 Month - 0.13%), 1.49%, 03/25/2018 (aa)	14,000
40,000	(ICE LIBOR USD 1 Month - 0.09%), 1.50%, 03/16/2018 (aa)	40,000
25,000	(ICE LIBOR USD 1 Month - 0.12%), 1.50%, 03/27/2018 (aa)	25,000
25,000	(ICE LIBOR USD 1 Month - 0.07%), 1.51%, 03/09/2018 (aa)	25,000
50,000	(ICE LIBOR USD 3 Month + 0.00%), 1.52%, 03/08/2018 (aa)	50,000
25,000	(ICE LIBOR USD 1 Month - 0.07%), 1.53%, 03/22/2018 (aa)	25,000
25,000	(ICE LIBOR USD 1 Month - 0.09%), 1.53%, 03/25/2018 (aa)	25,000
25,000	(ICE LIBOR USD 1 Month - 0.12%), 1.56%, 03/01/2018 (aa)	25,000
25,000	(3 Month Treasury Bill Rate + 0.07%), 1.74%, 03/01/2018 (aa)	25,000
89,000	DN, 1.13%, 03/02/2018 (n)	88,997

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
100,000	DN, 1.30%, 03/05/2018 (n)	99,986
20,000	DN, 1.30%, 03/06/2018 (n)	19,996
75,000	DN, 1.30%, 03/07/2018 (n)	74,984
128,878	DN, 1.32%, 03/09/2018 (n)	128,840
100,000	DN, 1.32%, 03/12/2018 (n)	99,960
25,000	DN, 1.33%, 03/15/2018 (n)	24,987
100,000	DN, 1.33%, 03/21/2018 (n)	99,926
100,000	DN, 1.34%, 03/13/2018 (n)	99,955
58,150	DN, 1.34%, 03/23/2018 (n)	58,103
100,000	DN, 1.38%, 03/28/2018 (n)	99,897
11,200	DN, 1.50%, 04/02/2018 (n)	11,185
100,000	DN, 1.51%, 05/09/2018 (n)	99,712
10,520	DN, 1.54%, 04/03/2018 (n)	10,505
100,000	DN, 1.57%, 05/02/2018 (n)	99,731
100,000	DN, 1.64%, 05/18/2018 (n)	99,647
50,000	DN, 1.67%, 05/25/2018 (n)	49,804

		1,870,215

	Total U.S. Government Agency Securities (Cost $2,057,721)	2,057,721

U.S. Treasury Obligations — 3.3%
	U.S. Treasury Notes — 3.3%
100,000	0.88%, 03/31/2018 (Cost $99,970)	99,970

Short-Term Investments — 29.5%
	U.S. Treasury Obligations — 29.5%
	U.S. Treasury Bills — 29.5% (n)
100,000	1.22%, 04/12/2018	99,858
50,000	1.25%, 04/26/2018	49,903
75,000	1.31%, 03/15/2018	74,962
279,000	1.34%, 03/22/2018	278,782
100,000	1.40%, 03/29/2018	99,891
100,000	1.48%, 04/19/2018	99,799
100,000	1.51%, 05/10/2018	99,708
100,000	1.61%, 05/17/2018	99,658

	Total Short-Term Investments (Cost $902,561)	902,561

	Total Investments — 100.1% (Cost $3,060,252)*	3,060,252
	Liabilities in Excess of Other Assets — (0.1)%	(2,169)

	NET ASSETS — 100.0%	$3,058,083

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 21.7%
	U.S. Treasury Floating Rate Notes — 14.8%
1,075,000	(US Treasury 3 Month Bill Money Market Yield + 0.00%), 1.65%, 03/01/2018 (aa)	1,074,923
200,000	(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.70%, 03/01/2018 (aa)	200,007
875,000	(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.71%, 03/01/2018 (aa)	875,006
450,000	(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.72%, 03/01/2018 (aa)	449,941
650,000	(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.79%, 03/01/2018 (aa)	650,515
452,250	(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.82%, 03/01/2018 (aa)	452,349
293,815	(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.83%, 03/01/2018 (aa)	293,960
1,200,000	(US Treasury 3 Month Bill Money Market Yield + 0.19%), 1.84%, 03/01/2018 (aa)	1,200,184

		5,196,885

	U.S. Treasury Notes — 6.9%
300,000	0.88%, 03/31/2018	299,917
200,000	0.88%, 05/31/2018	199,635
800,000	0.88%, 07/15/2018	798,047
950,000	1.00%, 05/31/2018	948,686
150,000	2.38%, 05/31/2018	150,322

		2,396,607

	Total U.S. Treasury Obligations (Cost $7,593,492)	7,593,492

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 83.1%
	U.S. Treasury Obligations — 83.1%
	U.S. Treasury Bills — 83.1% (n)
2,750,000	1.25%, 03/08/2018	2,749,332
2,900,000	1.25%, 03/15/2018	2,898,587
3,871,000	1.34%, 03/22/2018	3,867,975
1,969,000	1.35%, 03/01/2018	1,969,000
2,000,000	1.48%, 03/29/2018	1,997,694
150,000	1.50%, 06/07/2018	149,389
600,000	1.50%, 06/14/2018	597,392
2,000,000	1.51%, 04/19/2018	1,995,889
2,000,000	1.51%, 05/10/2018	1,994,146
1,600,000	1.51%, 06/21/2018	1,592,541
2,000,000	1.52%, 04/12/2018	1,996,451
1,125,000	1.54%, 05/03/2018	1,121,975
2,000,000	1.58%, 05/17/2018	1,993,248
1,500,000	1.58%, 07/05/2018	1,491,771
2,000,000	1.63%, 05/24/2018	1,992,430
700,000	1.65%, 05/31/2018	697,088

	Total Short-Term Investments (Cost $29,104,908)	29,104,908

	Total Investments — 104.8% (Cost $36,698,400)*	36,698,400
	Liabilities in Excess of Other Assets — (4.8)%	(1,685,405)

	NET ASSETS — 100.0%	$35,012,995

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 94.0%
	Alabama — 0.3%
29,745	East Alabama Health Care Authority, Series B, Rev., VRDO, 1.15%, 03/07/2018 (z)	29,745
2,575	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 1.12%, 03/01/2018 (z)	2,575
	Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
7,375	Series A, Rev., VRDO, LOC: Bank of America NA, 1.15%, 03/07/2018 (e) (z)	7,375
9,290	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 03/07/2018 (e) (z)	9,290

		48,985

	Alaska — 1.1%
42,500	Alaska Housing Finance Corp., Series A, Rev., VRDO, 1.10%, 03/07/2018 (z)	42,500
	Alaska Housing Finance Corp., Home Mortgage,
14,805	Series A, Rev., VRDO, 1.10%, 03/07/2018 (z)	14,805
14,770	Series B, Rev., VRDO, 1.10%, 03/07/2018 (z)	14,770
30,050	Series D, Rev., VRDO, 1.10%, 03/07/2018 (z)	30,050
19,750	Series D, Rev., VRDO, 1.10%, 03/07/2018 (z)	19,750
21,405	Alaska Housing Finance Corp., Various, Governmental Purpose, Series A, Rev., VRDO, 1.10%, 03/07/2018 (z)	21,405
30,900	Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Project, Series 2009A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.11%, 03/01/2018 (z)	30,900
	City of Valdez, Exxon Pipeline Co. Project,
3,200	Series A, Rev., VRDO, 1.12%, 03/01/2018 (z)	3,200
100	Series C, Rev., VRDO, 1.12%, 03/01/2018 (z)	100

		177,480

	Arizona — 1.1%
	Arizona Health Facilities Authority, Banner Health,
27,175	Series E, Class E, Rev., VRDO, LOC: Bank of America NA, 1.13%, 03/07/2018 (z)	27,175
16,590	Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.18%, 03/07/2018 (z)	16,590
15,920	Arizona State University, Series A, Rev., VRDO, 1.07%, 03/07/2018 (z)	15,920

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Arizona — continued
18,200		Maricopa County Industrial Development Authority, Multifamily Housing, San Clemente Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.17%, 03/07/2018 (z)	18,200
74,240		Phoenix City IDA, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 1.15%, 03/01/2018 (z)	74,240
2,000		Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.15%, 03/07/2018 (z)	2,000
31,255		Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America NA, 1.14%, 03/07/2018 (z)	31,255

			185,380

		California — 6.7%
—	(h)	California Educational Facilities Authority, Series 2015-XF2188, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.12%, 03/07/2018 (e) (z)	—	(h)
26,375		California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 1.11%, 03/07/2018 (z)	26,375
980		California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.13%, 03/07/2018 (z)	980
27,975		California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America NA, 1.10%, 03/07/2018 (z)	27,975
		California Statewide Communities Development Authority,
3,000		Series 08-B, 1.04%, 03/29/2018	3,000
30,000		Series 09-D, 1.40%, 06/06/2018	30,000
45,000		Series 9B-1, 1.01%, 03/01/2018	45,000
13,000		Series 9B-1, 1.04%, 03/07/2018	13,000
17,000		Series 9B-1, 1.40%, 06/06/2018	17,000
25,000		Series 9B-2, 0.93%, 03/06/2018	25,000
50,000		Series 9B-2, 1.26%, 05/08/2018	50,000
19,000		Series 9B-3, 1.01%, 03/01/2018	19,000
5,000		Series 9B-3, 1.04%, 03/07/2018	5,000
27,500		Series 9B-3, 1.26%, 05/08/2018	27,500
10,000		Series 9B-4, 1.01%, 03/01/2018	10,000
20,000		Series 9B-4, 1.01%, 03/01/2018	20,000
45,000		Series 9B-4, 1.04%, 03/07/2018	45,000

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
33,750	Series B-5, 1.10%, 03/13/2018	33,750
6,250	Series B-5, 1.10%, 03/20/2018	6,250
10,000	Series B-5, 1.27%, 05/08/2018	10,000
48,750	Series B-6, 1.10%, 03/20/2018	48,750
30,000	Series D, 0.93%, 03/06/2018	30,000
23,000	Series D, 1.01%, 03/01/2018	23,000
20,500	Series D, 1.06%, 03/06/2018	20,500
	California Statewide Communities Development Authority, Kaiser Permanente,
40,880	Series C, Rev., VRDO, 1.09%, 03/07/2018 (z)	40,880
1,825	Series J, Rev., VRDO, 1.05%, 03/07/2018 (z)	1,825
5,300	California Statewide Communities Development Authority, Multi-Family Housing, 1030 Post Street Apartments, Series Y, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.08%, 03/07/2018 (z)	5,300
29,320	California Statewide Communities Development Authority, Multi-Family Housing, Bay Vista Meadow Park Apartments, Series NN-1, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 03/07/2018 (z)	29,320
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 1.01%, 03/07/2018 (z)	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 03/07/2018 (z)	8,700
43,000	City & County of San Francisco, Multifamily Housing, 1601 Mariposa Apartments, Series B-1, Rev., VRDO, LOC: Bank of America NA, 1.05%, 03/07/2018 (z)	43,000
85,940	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments, Series H-1, Rev., VRDO, LOC: Bank of China, 1.21%, 03/07/2018 (z)	85,940
39,470	City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 1.20%, 03/07/2018 (z)	39,470
26,490	City of Richmond, Multi-Family Housing, BayCliff Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 03/07/2018 (z)	26,490

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
8,500	City of San Jose, Multifamily Housing, Almaden Lake Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.11%, 03/07/2018 (z)	8,500
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.01%, 03/07/2018 (z)	900
5,800	County of Sacramento, Special Facilities Apartment, Rev., VRDO, LOC: Bank of America NA, 1.12%, 03/07/2018 (z)	5,800
7,150	Los Angeles Community College District, Series 2016-ZF2381, GO, VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	7,150
56,225	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 1.11%, 03/07/2018 (e) (z)	56,225
18,000	San Diego Community College District, Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	18,000
10,990	San Francisco City & County Airport Commission, San Francisco International Airport, Series A-3, Rev., VRDO, AMT, LOC: Bank of America NA, 1.05%, 03/07/2018 (z)	10,990
5,440	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments, Series G, Rev., VRDO, LOC: Citibank NA, 1.14%, 03/07/2018 (z)	5,440
18,545	Santa Cruz Redevelopment Agency, Multi-Family Housing, 1010 Pacific Avenue Apartments, Series B, Class B, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 03/07/2018 (z)	18,545
44,315	State of California, Series A, Subseries A2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.05%, 03/07/2018 (z)	44,315
	Tender Option Bond Trust Receipts/CTFS,
9,260	Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America NA, 1.12%, 03/07/2018 (e) (z)	9,260
55,260	Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 1.11%, 03/07/2018 (e) (z)	55,260
14,250	Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America NA, 1.12%, 03/07/2018 (e) (z)	14,250
14,400	Series XF0568, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 03/07/2018 (e) (z)	14,400

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
	University of California,
25,000	Series A, 1.10%, 03/13/2018	25,000
20,810	Series AL-1, Rev., VRDO, 0.97%, 03/07/2018 (z)	20,810

		1,136,500

	Colorado — 2.6%
68,050	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, 1.14%, 03/07/2018 (z)	68,050
	City of Colorado Springs, Utilities System Improvement,
43,110	Series A, Rev., VRDO, 1.08%, 03/07/2018 (z)	43,110
41,760	Series A, Rev., VRDO, 1.08%, 03/07/2018 (z)	41,760
10,200	Series A, Rev., VRDO, 1.12%, 03/07/2018 (z)	10,200
18,590	Series C, Rev., VRDO, 1.09%, 03/07/2018 (z)	18,590
18,200	City of Colorado Springs, Utilities System Improvement & Refunding, Series B, Rev., VRDO, 1.08%, 03/07/2018 (z)	18,200
33,100	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 1.16%, 03/07/2018 (z)	33,100
65,125	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 1.12%, 03/07/2018 (z)	65,125
30,045	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., VRDO, 1.11%, 03/07/2018 (z)	30,045
	Colorado Housing & Finance Authority, Single Family Mortgage,
43,360	Series B-2, Class 1, Rev., VRDO, AMT, 1.13%, 03/07/2018 (z)	43,360
24,975	Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 1.13%, 03/07/2018 (z)	24,975
14,500	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LOC: FHLMC, 1.09%, 03/07/2018 (z)	14,500
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series 2017-E112, Rev., VRDO, LIQ: Royal Bank of Canada, 1.14%, 03/07/2018 (e) (z)	20,000
9,900	State of Colorado, Education Loan Program, Series A, Rev., 4.00%, 06/28/2018	9,986

		441,001

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Connecticut — 0.8%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
10,130	Series C-2, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	10,130
20,335	Subseries A-3, Rev., VRDO, 1.16%, 03/07/2018 (z)	20,335
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds,
6,100	Series D, Subseries D-3, Rev., VRDO, AMT, 1.25%, 03/07/2018 (z)	6,100
48,200	Subseries F-5, Rev., VRDO, 1.10%, 03/07/2018 (z)	48,200
	State of Connecticut, Health & Educational Facility Authority,
10,000	Series A, Rev., VRDO, 1.06%, 03/07/2018 (z)	10,000
35,400	Series D, Rev., VRDO, LOC: Bank of America NA, 1.15%, 03/07/2018 (z)	35,400

		130,165

	Delaware — 0.1%
18,660	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 1.09%, 03/07/2018 (z)	18,660

	District of Columbia — 1.8%
28,725	District of Columbia, Georgetown University, Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.09%, 03/07/2018 (z)	28,725
33,055	District of Columbia, Georgetown University Issue, Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.10%, 03/07/2018 (z)	33,055
23,160	District of Columbia, Medlantic/Helix Issue, Tranche II, Series A, Rev., VRDO, LOC: TD Bank NA, 1.08%, 03/07/2018 (z)	23,160
82,805	District of Columbia, Pew Charitable Trust, Series A, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	82,805
22,510	District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period, Series B, Subseries B-1, Rev., VRDO, 1.11%, 03/07/2018 (z)	22,510
	Metropolitan Washington Airports Authority,
53,745	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 1.12%, 03/07/2018 (z)	53,745
17,805	Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 1.13%, 03/07/2018 (z)	17,805

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	District of Columbia — continued
35,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-108, GO, VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	35,000

		296,805

	Florida — 3.5%
31,240	Alachua County Health Facilities Authority, Series 08-A, 1.24%, 05/21/2018	31,240
11,185	Broward County Educational Facilities Authority, Series A, Rev., VRDO, LOC: Bank of America NA, 1.17%, 03/01/2018 (z)	11,185
50,000	City of Gainesville, Utilities System, Series B, Rev., VRDO, 1.14%, 03/07/2018 (z)	50,000
	City of Jacksonville, Health Care Facilities,
70,000	Series 2016, 1.10%, 03/14/2018	70,000
35,000	Series 2016, 1.10%, 03/15/2018	35,000
	County of Hillsborough,
16,953	Series A, 1.04%, 03/15/2018	16,953
18,610	Series A, 1.09%, 03/29/2018	18,610
33,400	Series A, 1.16%, 03/29/2018	33,400
11,050	County of Miami-Dade, Seaport Department, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.09%, 03/07/2018 (z)	11,050
17,660	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 1.12%, 03/07/2018 (z)	17,660
23,100	Florida Keys Aqueduct Authority, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/07/2018 (z)	23,100
21,520	Florida Municipal Power Agency, All Requirements Power Supply Project, Series C, Rev., VRDO, LOC: Bank of America NA, 1.21%, 03/01/2018 (z)	21,520
	Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group,
18,450	Series 2012I, Rev., VRDO, 1.08%, 03/07/2018 (z)	18,450
16,315	Series I-1, Rev., VRDO, 1.08%, 03/07/2018 (z)	16,315
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
28,935	Series A, Rev., VRDO, 1.08%, 03/07/2018 (z)	28,935
49,100	Series I-2, Rev., VRDO, 1.07%, 03/07/2018 (z)	49,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — continued
2,945	Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments, Rev., VRDO, LOC: Citibank NA, 1.17%, 03/07/2018 (z)	2,945
21,925	JEA, Electric System, Series Three 2008B-2, Rev., VRDO, 1.10%, 03/07/2018 (z)	21,925
46,670	JEA, Water and Sewer System, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.21%, 03/07/2018 (z)	46,670
26,410	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 1.07%, 03/07/2018 (z)	26,410
45,825	Orlando Utilities Commission, Series 1, Rev., VRDO, 1.12%, 03/07/2018 (z)	45,825

		596,293

	Georgia — 0.9%
37,790	City of Atlanta, Water & Wastewater, Series A-2, 1.20%, 04/02/2018	37,790
83,340	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, RAN, 1.13%, 03/07/2018 (z)	83,340
2,130	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 1.27%, 03/07/2018 (z)	2,130
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, FSA-CR, NATL-RE, LIQ: Citibank NA, 1.13%, 03/07/2018 (z)	5,940
	Private Colleges & Universities Authority, Emory University,
500	Series B-1, Rev., VRDO, 1.07%, 03/07/2018 (z)	500
28,010	Series C-1, Rev., VRDO, 1.05%, 03/07/2018 (z)	28,010

		157,710

	Idaho — 0.1%
6,275	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America NA, 1.16%, 03/07/2018 (z)	6,275
6,380	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 1.09%, 03/07/2018 (z)	6,380

		12,655

	Illinois — 4.4%
96,600	Chicago O’Hare International Airport, Third Lien, Rev., VRDO, LOC: Barclays Bank plc, 1.16%, 03/07/2018 (z)	96,600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Illinois — continued
47,000	City of Chicago, O’Hare International Airport, Third Lien, Series C, Class C, Rev., VRDO, LOC: Bank of America NA, 1.14%, 03/07/2018 (z)	47,000
4,300	City of Galesburg, Knox College Project, Series 1996, Rev., VRDO, LOC: PNC Bank NA, 1.10%, 03/07/2018 (z)	4,300
23,256	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank NA, 1.08%, 03/07/2018 (z)	23,256
9,800	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	9,800
940	County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC: BMO Harris Bank NA, 1.11%, 03/07/2018 (z)	940
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FHLMC, LOC: FHLMC, 1.16%, 03/07/2018 (z)	10,000
18,000	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	18,000
31,730	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 1.09%, 03/07/2018 (z)	31,730
	Illinois Finance Authority, Bradley University,
28,385	Series A, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	28,385
12,790	Series B, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	12,790
83,015	Illinois Finance Authority, Chicago Symphony Orchestra, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	83,015
20,945	Illinois Finance Authority, Hospital Sisters Services, Inc., Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 1.09%, 03/07/2018 (z)	20,945
16,150	Illinois Finance Authority, Mccormick Theological Seminary Project, Rev., VRDO, LOC: Northern Trust Co., 1.09%, 03/07/2018 (z)	16,150
20,750	Illinois Finance Authority, OSF Healthcare System, Series B, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	20,750
7,150	Illinois Finance Authority, The University Of Chicago Medical Center, Series D-1, Rev., VRDO, LOC: PNC Bank NA, 1.10%, 03/01/2018 (z)	7,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — continued
21,247	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 1.09%, 03/07/2018 (z)	21,247
14,000	Illinois Finance Authority, University of Chicago Medical Center, Rev., VRDO, LOC: PNC Bank NA, 1.10%, 03/01/2018 (z)	14,000
5,900	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	5,900
19,000	Illinois Housing Development Authority, Multifamily Housing, Foxview I & II Apartments, Rev., VRDO, FHLMC, LOC: FHLMC, 1.07%, 03/07/2018 (z)	19,000
17,900	Illinois Housing Development Authority, Multifamily Housing, Prairie Station Apartments, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	17,900
	Illinois State Toll Highway Authority,
20,000	Series A-1B, Rev., VRDO, LOC: Bank of America NA, 1.14%, 03/07/2018 (z)	20,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.14%, 03/07/2018 (z)	51,900
1,000	Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.16%, 03/07/2018 (z)	1,000
26,700	Series A-2C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.17%, 03/07/2018 (z)	26,700
74,510	Illinois State Toll Highway Authority, Variable Rate Senior Priority, Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.17%, 03/07/2018 (z)	74,510
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.14%, 03/07/2018 (z)	21,300
4,345	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 1.12%, 03/07/2018 (e) (z)	4,345
39,870	Southwestern Illinois Development Authority, Health Facilities, Series 17-B, 1.19%, 05/07/2018	39,870

		748,483

	Indiana — 3.4%
9,100	City of Rockport, PCR, AEP Generating Co. Project, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.19%, 03/07/2018 (z)	9,100

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Indiana — continued
169,540	Indiana Finance Authority, Series D-2, 1.15%, 03/08/2018	169,540
	Indiana Finance Authority, Ascension Health Senior Credit Group,
53,575	Rev., VRDO, 1.15%, 03/07/2018 (z)	53,575
39,950	Rev., VRDO, 1.15%, 03/07/2018 (z)	39,950
40,025	Series 2008-E8, Class E, Rev., VRDO, 1.10%, 03/07/2018 (z)	40,025
21,155	Indiana Finance Authority, Educational Facilities, Series A, Rev., VRDO, LOC: Northern Trust Co., 1.05%, 03/07/2018 (z)	21,155
	Indiana Finance Authority, Parkview Health System, Inc.,
63,400	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.09%, 03/07/2018 (z)	63,400
24,000	Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.08%, 03/07/2018 (z)	24,000
22,395	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 1.09%, 03/07/2018 (z)	22,395
17,970	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	17,970
	Indiana Health Facility Financing Authority, Ascension Health,
24,000	Series A-2, Rev., VRDO, 1.15%, 03/07/2018 (z)	24,000
36,600	Series E-6, Rev., VRDO, 1.15%, 03/07/2018 (z)	36,600
	Indiana State Finance Authority Hospital, University Health Obligated Group,
20,510	Series 2009C, Rev., VRDO, LOC: Northern Trust Co., 1.09%, 03/07/2018 (z)	20,510
17,300	Series E, Rev., VRDO, LOC: Bank of America NA, 1.08%, 03/07/2018 (z)	17,300
14,265	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A, Rev., VRDO, 1.08%, 03/07/2018 (z)	14,265

		573,785

	Iowa — 0.6%
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 1.13%, 03/07/2018 (z)	80,800
6,850	Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project, Series 2011, Rev., VRDO, LOC: U.S. Bank NA, 1.11%, 03/07/2018 (z)	6,850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Iowa — continued
7,630	Iowa Finance Authority, Trinity Health, Series D, Rev., VRDO, 1.13%, 03/07/2018 (z)	7,630

		95,280

	Kansas — 0.1%
11,000	City of Mission, Multi-Family Housing, Silverwood Apartment Project, Rev., VRDO, FNMA, LOC: FNMA, 1.12%, 03/07/2018 (z)	11,000

	Kentucky — 1.5%
33,885	Boyle County, Centre College Project, Series A, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	33,885
	County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project,
70,147	Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.22%, 03/07/2018 (z)	70,147
42,900	Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.20%, 03/07/2018 (z)	42,900
32,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	32,000
28,625	Kentucky Economic Development Finance Authority, Hospital Facilitie, Saint Elizabeth Medical Center, Inc., Series B, Rev., VRDO, 1.08%, 03/07/2018 (z)	28,625
	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project,
42,700	Series A, Rev., VRDO, 1.20%, 03/01/2018 (z)	42,700
5,900	Series C, Rev., VRDO, 1.19%, 03/01/2018 (z)	5,900

		256,157

	Louisiana — 0.4%
48,800	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 1.14%, 03/01/2018 (z)	48,800
11,200	Louisiana Public Facilities Authority, Multifamily Housing, River View, Rev., VRDO, 1.08%, 03/07/2018 (z)	11,200
7,240	State of Louisiana, Gas & Fuels Tax, Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 1.12%, 03/07/2018 (e) (z)	7,240

		67,240

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Maryland — 1.5%
39,765	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments Project, Series A, Class A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	39,765
14,280	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, LOC: FHLMC, 1.13%, 03/07/2018 (z)	14,280
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.19%, 03/07/2018 (z)	11,700
42,475	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series D, Rev., VRDO, AMT, 1.14%, 03/07/2018 (z)	42,475
57,970	Maryland Economic Development Corp., Howard Hughes Medical Institute, Series B, Rev., VRDO, 1.09%, 03/07/2018 (z)	57,970
31,135	Maryland Health & Higher Educational Facilities Authority, Series B, 1.18%, 04/03/2018	31,135
	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program,
26,100	Series A, Rev., VRDO, LOC: TD Bank NA, 1.12%, 03/07/2018 (z)	26,100
6,300	Series B, Rev., VRDO, LOC: TD Bank NA, 1.08%, 03/07/2018 (z)	6,300
1,454	Series D, Rev., VRDO, LOC: Bank of America NA, 1.18%, 03/07/2018 (z)	1,454
1,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue, Series D, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	1,100
25,655	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Series 2007, Rev., VRDO, 1.10%, 03/07/2018 (z)	25,655
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.19%, 03/07/2018 (z)	2,000

		259,934

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — 3.4%
	Commonwealth of Massachusetts,
11,440	Class A, GO, VRDO, FGIC, LIQ: Societe Generale, 1.11%, 03/07/2018 (e) (z)	11,440
35,000	Series A, GO, RAN, 2.00%, 04/23/2018	35,035
95,875	Series B, GO, RAN, 2.00%, 05/21/2018	96,109
30,115	Series C, GO, RAN, 2.00%, 06/25/2018	30,222
37,550	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 1.10%, 03/07/2018 (z)	37,550
10,480	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 1.05%, 03/07/2018 (z)	10,480
33,500	Massachusetts Department of Transportation, Metropolitan Highway System, Senior, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.09%, 03/07/2018 (z)	33,500
	Massachusetts Department of Transportation, Metropolitan Highway System, Subordinated, Commonwealth Contract Assistance Secured,
28,775	Series A-1, Rev., VRDO, 1.08%, 03/07/2018 (z)	28,775
44,345	Series A-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.09%, 03/07/2018 (z)	44,345
44,480	Series A-3, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.11%, 03/07/2018 (z)	44,480
15,265	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series F3, Rev., VRDO, LOC: TD Bank NA, 1.07%, 03/07/2018 (z)	15,265
26,000	Massachusetts Port Authority, Series 12-B, 1.17%, 04/04/2018	26,000
	Massachusetts School Building Authority,
20,000	Series A, 1.12%, 03/08/2018	20,000
84,625	Series A, 1.13%, 03/01/2018	84,625
1,700	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America NA, 1.19%, 03/07/2018 (z)	1,700
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
17,300	Series M-2, Rev., VRDO, LOC: Bank of America NA, 1.16%, 03/07/2018 (z)	17,300
2,100	Series M-4A, Rev., VRDO, LOC: Bank of America NA, 1.16%, 03/07/2018 (z)	2,100

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Massachusetts — continued
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 1.11%, 03/07/2018 (z)	22,000
19,070	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 1.08%, 03/07/2018 (z)	19,070

		579,996

	Michigan — 1.4%
1,320	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.10%, 03/07/2018 (z)	1,320
	Michigan State Housing Development Authority, Rental Housing,
34,355	Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.14%, 03/07/2018 (z)	34,355
34,015	Series D, Rev., VRDO, AMT, 1.16%, 03/07/2018 (z)	34,015
	Michigan State Housing Development Authority, Single-Family Mortgage,
57,985	Series B, Rev., VRDO, AMT, 1.25%, 03/07/2018 (z)	57,985
15,000	Series D, Rev., VRDO, AMT, 1.14%, 03/07/2018 (z)	15,000
14,300	Series D, Rev., VRDO, 1.20%, 03/07/2018 (z)	14,300
11,580	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 1.14%, 03/07/2018 (e) (z)	11,580
	University of Michigan,
35,000	Series B, 1.14%, 04/02/2018	35,000
29,760	Series B, 1.23%, 05/21/2018	29,760

		233,315

	Minnesota — 2.1%
22,490	City of Oak Park Heights, Multi-Family, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.07%, 03/07/2018 (z)	22,490
	City of Rochester, Health Care Facilities,
45,000	Series 2014, 1.15%, 04/09/2018	45,000
20,000	Series 2014, 1.25%, 05/21/2018	20,000
	City of Rochester, Health Care Facilities, Mayo Clinic,
50,000	Series 08-C, 1.10%, 03/15/2018	50,000
20,250	Series A, Rev., VRDO, 1.05%, 03/07/2018 (z)	20,250
17,100	County of Hennepin, Series B, GO, VRDO, 1.11%, 03/07/2018 (z)	17,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — continued
7,225	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.07%, 03/07/2018 (z)	7,225
	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,
43,175	Series C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.11%, 03/07/2018 (z)	43,175
37,145	Series C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/07/2018 (z)	37,145
23,000	Minnesota Housing Finance Agency, Residential Housing Finance, Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.13%, 03/07/2018 (z)	23,000
19,430	State of Minnesota, Public Safety Radio Commerce System Project, Rev., 5.00%, 06/01/2018	19,610
41,000	University of Minnesota, Series 05-A, 1.14%, 04/04/2018	41,000

		345,995

	Mississippi — 3.4%
91,680	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 1.12%, 03/01/2018 (z)	91,680
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
9,990	Series A, Rev., VRDO, 1.12%, 03/01/2018 (z)	9,990
39,260	Series A, Rev., VRDO, 1.12%, 03/01/2018 (z)	39,260
73,800	Series A, Rev., VRDO, 1.15%, 03/01/2018 (z)	73,800
77,300	Series A, Rev., VRDO, 1.16%, 03/07/2018 (z)	77,300
10,000	Series C, Rev., VRDO, 1.09%, 03/07/2018 (z)	10,000
16,110	Series C, Rev., VRDO, 1.12%, 03/01/2018 (z)	16,110
18,855	Series C, Rev., VRDO, 1.12%, 03/01/2018 (z)	18,855
31,100	Series D, Rev., VRDO, 1.15%, 03/01/2018 (z)	31,100
9,100	Series E, Rev., VRDO, 1.09%, 03/07/2018 (z)	9,100
6,670	Series E, Rev., VRDO, 1.11%, 03/01/2018 (z)	6,670
17,600	Series E, Rev., VRDO, 1.15%, 03/01/2018 (z)	17,600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Mississippi — continued
10,125	Series F, Rev., VRDO, 1.09%, 03/07/2018 (z)	10,125
29,825	Series G, Rev., VRDO, 1.12%, 03/01/2018 (z)	29,825
86,875	Series G, Rev., VRDO, 1.12%, 03/01/2018 (z)	86,875
38,900	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Series B, Rev., VRDO, LOC: Bank of America NA, 1.14%, 03/07/2018 (z)	38,900
9,430	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Rev., VRDO, 1.12%, 03/07/2018 (z)	9,430

		576,620

	Missouri — 4.0%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.14%, 03/07/2018 (z)	59,075
	Health & Educational Facilities Authority of the State of Missouri,
50,000	Series 14-B, 1.14%, 03/07/2018	50,000
50,000	Series 14-C, 1.15%, 05/09/2018	50,000
50,000	Series 14-D, 1.13%, 03/07/2018	50,000
50,000	Series 14-E, 1.13%, 03/07/2018	50,000
34,700	Series A, Rev., VRDO, LIQ: BJC Health System, 1.09%, 03/07/2018 (z)	34,700
39,700	Series C, Rev., VRDO, LIQ: BJC Health System, 1.09%, 03/07/2018 (z)	39,700
54,775	Series D, Rev., VRDO, 1.11%, 03/07/2018 (z)	54,775
39,160	Series E, Rev., VRDO, 1.10%, 03/07/2018 (z)	39,160
49,500	Series F, Rev., VRDO, 1.09%, 03/07/2018 (z)	49,500
250	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America NA, 1.37%, 03/07/2018 (z)	250
26,000	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 1.17%, 03/01/2018 (z)	26,000
14,150	Missouri Development Finance Board, Cultural Facilities, The Nelson Gallery Foundation, Series A, Rev., VRDO, 1.10%, 03/01/2018 (z)	14,150
	Missouri State Health & Educational Facilities Authority,
43,100	Series B, Rev., VRDO, LIQ: BJC Health System, 1.09%, 03/07/2018 (z)	43,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — continued
43,400	Series C-3, Rev., VRDO, 1.10%, 03/07/2018 (z)	43,400
46,800	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 1.09%, 03/07/2018 (z)	46,800
25,000	University of Missouri, Series A, 1.14%, 04/04/2018	25,000

		675,610

	Nebraska — 0.6%
28,010	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.06%, 03/07/2018 (z)	28,010
	Lincoln Nebraska Electric System,
40,000	Series 95, 1.17%, 05/02/2018	40,000
32,750	Series 95, 1.18%, 05/07/2018	32,750

		100,760

	Nevada — 1.7%
30,640	City of Reno, Hospital, Renown Regional Medical Center Project, Series A, Class A, Rev., VRDO, LOC: MUFG Union Bank NA, 1.13%, 03/07/2018 (z)	30,640
9,580	Clark County, Nevada Airport System, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.15%, 03/07/2018 (z)	9,580
40,105	County of Clark, Airport, Series A, GO, VRDO, AMT, 1.15%, 03/07/2018 (z)	40,105
55,950	County of Clark, Department of Aviation, Nevada Airport System, Series C-1, Rev., VRDO, AMT, LOC: Bank of America NA, 1.15%, 03/07/2018 (z)	55,950
24,410	County of Clark, Passenger Facility Charge, Mccarran International Airport, Series F-2, Rev., VRDO, LOC: MUFG Union Bank NA, 1.12%, 03/07/2018 (z)	24,410
	Las Vegas Valley Water District,
50,000	Series 04-B, 1.18%, 04/02/2018	50,000
50,000	Series 04-B, 1.19%, 05/21/2018	50,000
8,150	Nevada Housing Division, Multi-Unit Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	8,150
3,205	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	3,205
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	12,710

		284,750

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New Jersey — 1.9%
16,300	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series Y, Rev., VRDO, AMT, 1.15%, 03/07/2018 (z)	16,300
	RBC Municipal Products, Inc. Trust, Floater Certificates,
130,000	Series 2018-E117, Rev., VRDO, LIQ: Royal Bank of Canada, 1.17%, 03/01/2018 (e) (z)	130,000
40,000	Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	40,000
133,100	Series E-103, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	133,100

		319,400

	New Mexico — 0.1%
15,450	University of New Mexico, Subordinate Lien System, Series B, Rev., VRDO, 1.08%, 03/07/2018 (z)	15,450

	New York — 23.7%
	City of New York,
3,200	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America NA, 1.16%, 03/01/2018 (z)	3,200
25,215	Series I, Subseries I-8, GO, VRDO, 1.11%, 03/01/2018 (z)	25,215
	City of New York, Fiscal Year 2006,
36,400	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.10%, 03/07/2018 (z)	36,400
31,500	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 1.12%, 03/01/2018 (z)	31,500
	City of New York, Fiscal Year 2008,
37,700	Series D, Subseries D-4, GO, VRDO, 1.06%, 03/07/2018 (z)	37,700
24,700	Subseries D-3, GO, VRDO, 1.06%, 03/07/2018 (z)	24,700
39,155	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.20%, 03/01/2018 (z)	39,155
61,735	Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.11%, 03/07/2018 (z)	61,735
100	City of New York, Fiscal Year 2009, Series B, Subseries B-3, GO, VRDO, LOC: TD Bank NA, 1.06%, 03/07/2018 (z)	100
24,000	City of New York, Fiscal Year 2012, Series G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 1.05%, 03/07/2018 (z)	24,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	City of New York, Fiscal Year 2013,
68,100	Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Bank Ltd., 1.14%, 03/01/2018 (z)	68,100
38,960	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 1.14%, 03/01/2018 (z)	38,960
34,375	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.07%, 03/07/2018 (z)	34,375
44,350	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	44,350
14,200	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.20%, 03/07/2018 (z)	14,200
10,225	City of New York, Fiscal Year 2016, Series I, Subseries I-6, GO, VRDO, LOC: Bank of New York Mellon, 1.12%, 03/01/2018 (z)	10,225
	City of New York, Fiscal Year 2017,
35,345	Series A, Subseries A-6, GO, VRDO, 1.17%, 03/01/2018 (z)	35,345
45,100	Subseries A-5, GO, VRDO, 1.20%, 03/01/2018 (z)	45,100
19,800	City of New York, Housing Development Corp., Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.18%, 03/07/2018 (z)	19,800
23,200	City of New York, Housing Development Corp., Sierra Development, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	23,200
35,200	City of New York, Housing Development Corp., State Renaissance Court, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.13%, 03/07/2018 (z)	35,200
30,000	County of Nassau, Series A, GO, TAN, 2.50%, 03/15/2018	30,015
49,600	Housing Development Corp., Multi-family Rental Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	49,600
	Metropolitan Transportation Authority,
75,945	Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.13%, 03/07/2018 (z)	75,945
19,100	Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 1.09%, 03/07/2018 (z)	19,100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
21,985	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.11%, 03/01/2018 (z)	21,985
30,495	Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 1.11%, 03/01/2018 (z)	30,495
7,965	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.06%, 03/07/2018 (z)	7,965
17,010	Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 1.10%, 03/07/2018 (z)	17,010
58,930	Subseries E-3, Rev., VRDO, LOC: Citibank NA, 1.05%, 03/07/2018 (z)	58,930
30,725	Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 1.07%, 03/07/2018 (z)	30,725
	Metropolitan Transportation Authority, Dedicated Tax Fund,
13,090	Series A-1, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	13,090
47,500	Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.09%, 03/07/2018 (z)	47,500
13,500	Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, FNMA, LOC: FNMA, 1.07%, 03/07/2018 (z)	13,500
40,045	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, 1.11%, 03/07/2018 (z)	40,045
	Nassau County Interim Finance Authority, Sales Tax Secured,
26,030	Series A, Rev., VRDO, 1.12%, 03/07/2018 (z)	26,030
30,630	Series C, Rev., VRDO, 1.09%, 03/07/2018 (z)	30,630
	Nassau Health Care Corp., Nassau County Guaranteed,
9,925	Subseries B-1, Rev., VRDO, LOC: TD Bank NA, 1.08%, 03/07/2018 (z)	9,925
13,845	Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 1.12%, 03/07/2018 (z)	13,845
	New York City Health & Hospital Corp., Health System,
8,750	Series B, Rev., VRDO, LOC: TD Bank NA, 1.15%, 03/07/2018 (z)	8,750
36,100	Series C, Rev., VRDO, LOC: TD Bank NA, 1.06%, 03/07/2018 (z)	36,100
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	4,760

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.08%, 03/07/2018 (z)	2,800
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	13,600
43,050	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 03/07/2018 (z)	43,050
10,630	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	10,630
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
64,400	Subseries B-1A, Rev., VRDO, 1.10%, 03/07/2018 (z)	64,400
23,805	Subseries B-4, Rev., VRDO, 1.09%, 03/07/2018 (z)	23,805
34,390	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 1.11%, 03/01/2018 (z)	34,390
66,700	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2015, Rev., VRDO, 1.12%, 03/01/2018 (z)	66,700
66,935	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2001, Subseries F-1, Rev., VRDO, 1.14%, 03/01/2018 (z)	66,935
34,990	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Subseries AA-1A, Class A, Rev., VRDO, 1.12%, 03/01/2018 (z)	34,990
18,165	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Subseries BB-2, Rev., VRDO, 1.11%, 03/01/2018 (z)	18,165
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
9,600	Series BB, Subseries BB-1, Rev., VRDO, 1.15%, 03/01/2018 (z)	9,600

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
59,585	Subseries BB-2, Rev., VRDO, 1.10%, 03/01/2018 (z)	59,585
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
57,515	Series DD-1, Rev., VRDO, 1.10%, 03/01/2018 (z)	57,515
20,430	Series FF, Subseries FF-1, Rev., VRDO, 1.11%, 03/01/2018 (z)	20,430
37,700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Subseries AA-2, Rev., VRDO, 1.09%, 03/07/2018 (z)	37,700
74,815	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-5, Rev., VRDO, 1.14%, 03/01/2018 (z)	74,815
42,350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-3, Rev., VRDO, 1.08%, 03/07/2018 (z)	42,350
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016,
15,150	Rev., VRDO, 1.10%, 03/01/2018 (z)	15,150
35,160	Series AA-2, Rev., VRDO, 1.11%, 03/01/2018 (z)	35,160
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017,
14,270	Series BB, Rev., VRDO, 1.16%, 03/01/2018 (z)	14,270
27,670	Series BB-1B, Rev., VRDO, 1.16%, 03/01/2018 (z)	27,670
37,500	Subseries BB-3, Rev., VRDO, 1.08%, 03/07/2018 (z)	37,500
24,200	New York City Transitional Finance Authority, Future Tax Secured, Subseries D-4, Rev., VRDO, 1.11%, 03/01/2018 (z)	24,200
66,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A-1, Rev., VRDO, 1.10%, 03/07/2018 (z)	66,200
50,510	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 1.09%, 03/07/2018 (z)	50,510

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
12,000	Subseries A-4, Rev., VRDO, 1.10%, 03/01/2018 (z)	12,000
1,100	Subseries C4, Rev., VRDO, 1.15%, 03/01/2018 (z)	1,100
41,340	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.08%, 03/07/2018 (z)	41,340
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
2,650	Series A, Subseries A-4, Rev., VRDO, 1.10%, 03/01/2018 (z)	2,650
31,325	Subseries A-6, Rev., VRDO, 1.11%, 03/01/2018 (z)	31,325
38,275	Subseries A-7, Rev., VRDO, 1.07%, 03/07/2018 (z)	38,275
83,190	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-3, Rev., VRDO, 1.14%, 03/01/2018 (z)	83,190
76,365	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-3, Rev., VRDO, 1.13%, 03/01/2018 (z)	76,365
	New York City Transitional Finance Authority, New York City Recovery,
1,765	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 1.09%, 03/07/2018 (z)	1,765
14,815	Series 3, Subseries 3-G, Rev., VRDO, 1.09%, 03/07/2018 (z)	14,815
11,110	Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 1.07%, 03/07/2018 (z)	11,110
8,195	New York City Transitional Finance Authority, Recovery Bonds, Series 1, Subseries 1D, Rev., VRDO, 1.12%, 03/01/2018 (z)	8,195
13,785	New York City Trust for Cultural Resources, American Museum of Natural History, Series B3, Rev., VRDO, 1.11%, 03/07/2018 (z)	13,785
27,500	New York City Water & Sewer System, Water And Sewer System, Subseries F1B, Rev., VRDO, 1.06%, 03/07/2018 (z)	27,500
3,160	New York Liberty Development Corp., Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	3,160

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	New York State Dormitory Authority,
7,400	Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	7,400
50,000	Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	50,000
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
97,275	Series C, Rev., VRDO, LOC: Bank of America NA, 1.11%, 03/07/2018 (z)	97,275
42,730	Series D, Rev., VRDO, LOC: TD Bank NA, 1.07%, 03/07/2018 (z)	42,730
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.14%, 03/07/2018 (z)	69,525
21,560	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America NA, 1.05%, 03/07/2018 (z)	21,560
12,700	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.15%, 03/07/2018 (z)	12,700
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
25,100	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.09%, 03/07/2018 (z)	25,100
14,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.17%, 03/07/2018 (z)	14,920
44,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	44,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.10%, 03/07/2018 (z)	2,755
83,000	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.13%, 03/07/2018 (z)	83,000
23,250	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 1.18%, 03/07/2018 (z)	23,250
15,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	15,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	New York State Housing Finance Agency, 350 West 43rd Street Housing,
23,000	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.32%, 03/01/2018 (z)	23,000
44,500	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.32%, 03/01/2018 (z)	44,500
2,400	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	2,400
9,000	New York State Housing Finance Agency, 363 West 30th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.18%, 03/07/2018 (z)	9,000
	New York State Housing Finance Agency, 42nd and 10th Housing,
13,010	Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.07%, 03/07/2018 (z)	13,010
20,000	Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.12%, 03/07/2018 (z)	20,000
75,450	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 1.32%, 03/01/2018 (z)	75,450
58,310	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.29%, 03/01/2018 (z)	58,310
80,000	New York State Housing Finance Agency, 55 West 25th Street Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	80,000
64,250	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.13%, 03/07/2018 (z)	64,250
25,000	New York State Housing Finance Agency, 600 West 42nd Street Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.12%, 03/07/2018 (z)	25,000
12,245	New York State Housing Finance Agency, 606 West 57th Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 03/07/2018 (z)	12,245
102,685	New York State Housing Finance Agency, 8 East 120nd Street Housing, Series A, Rev., VRDO, LOC: TD Bank NA, 1.06%, 03/07/2018 (z)	102,685

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
39,400	New York State Housing Finance Agency, Bowery Place Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.09%, 03/07/2018 (z)	39,400
15,000	New York State Housing Finance Agency, Chelsea Apartments Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	15,000
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/07/2018 (z)	3,900
28,200	New York State Housing Finance Agency, East 84th Street Housing, Series A, Class E, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	28,200
42,750	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 1.17%, 03/07/2018 (z)	42,750
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO , FNMA, LOC: FNMA, 1.07%, 03/07/2018 (z)	7,050
13,260	New York State Housing Finance Agency, Service Contract, Series M-1, Rev., VRDO, LOC: Bank of America NA, 1.07%, 03/07/2018 (z)	13,260
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.13%, 03/07/2018 (z)	11,300
82,900	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.13%, 03/07/2018 (z)	82,900
1,800	New York State Housing Finance Agency, Tribeca Landing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	1,800
39,050	New York State Housing Finance Agency, Union Square South Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	39,050
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	2,100
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	3,400
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-99, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	20,000
	Tender Option Bond Trust Receipts/CTFS,
11,250	Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 03/07/2018 (e) (z)	11,250
10,000	Series 2017-XF0591, Rev., VRDO, LIQ: Bank of America NA, 1.14%, 03/07/2018 (e) (z)	10,000
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
26,450	Series A, Rev., VRDO, LOC: TD Bank NA, 1.08%, 03/07/2018 (z)	26,450
10,500	Series B-1, Rev., VRDO, LOC: Bank of America NA, 1.11%, 03/01/2018 (z)	10,500
26,315	Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.17%, 03/07/2018 (z)	26,315

		3,998,470

	North Carolina — 2.8%
24,720	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 1.12%, 03/07/2018 (z)	24,720
49,405	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.11%, 03/07/2018 (z)	49,405
7,675	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 1.12%, 03/07/2018 (z)	7,675
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 1.12%, 03/07/2018 (z)	19,580
5,035	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 1.11%, 03/07/2018 (z)	5,035
	City of Raleigh, Downtown Improvement Projects,
40,900	Series A, COP, VRDO, 1.09%, 03/07/2018 (z)	40,900
58,510	Series B-1, COP, VRDO, 1.09%, 03/07/2018 (z)	58,510
38,295	Series B-2, COP, VRDO, 1.09%, 03/07/2018 (z)	38,295

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	North Carolina — continued
7,835	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 1.11%, 03/07/2018 (z)	7,835
17,830	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Series 2007, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.05%, 03/07/2018 (z)	17,830
	Forsyth County,
5,635	Series A, GO, VRDO, 1.12%, 03/07/2018 (z)	5,635
5,500	Series B, GO, VRDO, 1.12%, 03/07/2018 (z)	5,500
13,100	Series B, GO, VRDO, 1.12%, 03/07/2018 (z)	13,100
15,100	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/07/2018 (z)	15,100
13,695	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.11%, 03/07/2018 (z)	13,695
	North Carolina Medical Care Commission, Moses Cone Health System,
33,755	Series A, Rev., VRDO, 1.05%, 03/07/2018 (z)	33,755
16,300	Series A, Rev., VRDO, 1.11%, 03/07/2018 (z)	16,300
20,580	North Carolina State University at Raleigh, Series B, Rev., VRDO, 1.07%, 03/07/2018 (z)	20,580
14,900	Orange Water & Sewer Authority, Series B, Rev., VRDO, 1.12%, 03/07/2018 (z)	14,900
14,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Series 2010, Rev., VRDO, LOC: Credit Industrial ET, 1.15%, 03/07/2018 (z)	14,800
	University of North Carolina, University Hospital at Chapel Hill,
10,870	Series A, Rev., VRDO, 1.07%, 03/07/2018 (z)	10,870
9,740	Series A, Rev., VRDO, 1.09%, 03/01/2018 (z)	9,740
11,395	Series B, Rev., VRDO, 1.09%, 03/01/2018 (z)	11,395
17,875	Series B, Rev., VRDO, 1.10%, 03/07/2018 (z)	17,875

		473,030

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 1.1%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	400
5,175	City of Cleveland, Airport System, Series D, Rev., VRDO, LOC: U.S. Bank NA, 1.08%, 03/07/2018 (z)	5,175
10,405	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: MUFG Union Bank NA, 1.14%, 03/01/2018 (z)	10,405
20,000	County of Cleveland-Cuyahoga, Port Authority Cultural Facility, Museum of Art Project, Series B, Rev., VRDO, 1.09%, 03/07/2018 (z)	20,000
22,305	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	22,305
11,400	County of Hamilton, Hospital Facilities, Series B, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	11,400
15,850	County of Hamilton, Hospital Facilities, Elizabeth Gamble Deaconess Home Association, Series A, Rev., VRDO, LOC: Northern Trust Co., 1.11%, 03/07/2018 (z)	15,850
6,550	Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System, Rev., VRDO, LIQ: Bank of New York Mellon, 1.12%, 03/01/2018 (z)	6,550
45,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.20%, 03/07/2018 (z)	45,000
28,745	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-104, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	28,745
15,375	State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, 1.20%, 03/07/2018 (z)	15,375

		181,205

	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.08%, 03/07/2018 (z)	15,450
3,635	State of Oregon, Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.12%, 03/07/2018 (z)	3,635

		19,085

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other — 1.0%
	FHLMC, Multi-Family Housing,
14,650	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.14%, 03/07/2018 (z)	14,650
43,280	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.14%, 03/07/2018 (z)	43,280
18,098	Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.14%, 03/07/2018 (z)	18,098
49,385	Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.14%, 03/07/2018 (z)	49,385
16,505	Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.14%, 03/07/2018 (z)	16,505
20,500	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 03/07/2018 (z)	20,500
11,295	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 03/07/2018 (z)	11,295
2,515	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.15%, 03/07/2018 (z)	2,515

		176,228

	Pennsylvania — 3.7%
	Bucks County IDA, Grand View Hospital,
10,540	Series A, Rev., VRDO, LOC: TD Bank NA, 1.07%, 03/07/2018 (z)	10,540
21,400	Series B, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	21,400
19,090	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 1.11%, 03/07/2018 (e) (z)	19,090
8,570	Butler County General Authority, North Allegheny School District Project, Series B, Rev., VRDO, 1.10%, 03/07/2018 (z)	8,570
25,000	City of Philadelphia, Series A, Rev., 2.00%, 06/29/2018	25,055
	City of Philadelphia, Gas Works, 1998 General Ordinance, Eight,
18,115	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/07/2018 (z)	18,115
12,900	Series D, Rev., VRDO, LOC: Royal Bank of Canada, 1.09%, 03/07/2018 (z)	12,900
24,770	Series E, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	24,770
	County of Allegheny,
33,775	Series C, GO, VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	33,775
12,000	Series C-51, GO, VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	12,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — continued
16,295	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 1.11%, 03/07/2018 (e) (z)	16,295
26,560	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	26,560
16,225	Lackawanna County Multi-Purpose Stadium Authority, Hotel Room Rental Tax, Rev., VRDO, LOC: PNC Bank NA, 1.10%, 03/07/2018 (z)	16,225
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
18,910	Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 03/07/2018 (z)	18,910
2,405	Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 03/07/2018 (z)	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 03/07/2018 (z)	17,080
9,800	Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	9,800
2,500	Pennsylvania Higher Educational Facilities Authority, Susquehanna University, Rev., VRDO, LOC: PNC Bank NA, 1.11%, 03/07/2018 (z)	2,500
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
43,300	Series 2005-89, Rev., VRDO, AMT, 1.14%, 03/07/2018 (z)	43,300
9,735	Series 2006-94B, Rev., VRDO, AMT, 1.14%, 03/07/2018 (z)	9,735
5,385	Series 2007-99C, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	5,385
28,305	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	28,305
	RBC Municipal Products, Inc. Trust, Floater Certificates,
72,250	Series E-101, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	72,250
20,000	Series E-110, Rev., VRDO, LIQ: Royal Bank of Canada, 1.14%, 03/01/2018 (e) (z)	20,000
137,795	Series E-111, Rev., VRDO, LIQ: Royal Bank of Canada, 1.14%, 03/01/2018 (e) (z)	137,795

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Pennsylvania — continued
20,000	Series E-115, COP, VRDO, LIQ: Royal Bank of Canada, 1.16%, 03/01/2018 (e) (z)	20,000

		632,760

	Rhode Island — 0.4%
1,560	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America NA, 1.27%, 03/07/2018 (z)	1,560
32,190	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue, Series 2008 B, Rev., VRDO, LOC: U.S. Bank NA, 1.10%, 03/07/2018 (z)	32,190
7,045	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 1.08%, 03/07/2018 (z)	7,045
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.20%, 03/07/2018 (z)	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.20%, 03/07/2018 (z)	24,600
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 1.12%, 03/01/2018 (z)	450

		72,845

	South Carolina — 0.1%
10,000	City of Columbia, Waterworks & Sewer System, Series 2009, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.12%, 03/07/2018 (z)	10,000
3,600	City of North Charleston, Public Facilities Convention, Convention Center Project, COP, VRDO, LOC: Bank of America NA, 1.10%, 03/07/2018 (z)	3,600

		13,600

	Tennessee — 0.5%
	City of Johnson, Health and Educational Facilities Board,
8,075	Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.09%, 03/07/2018 (z)	8,075
31,835	Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.12%, 03/07/2018 (z)	31,835

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — continued
32,550	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	32,550
13,400	Metropolitan Government of Nashville & Davidson County Industrial Development Board, Multifamily Housing, Arbor Knoll, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 03/07/2018 (z)	13,400

		85,860

	Texas — 6.2%
8,700	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	8,700
44,025	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 1.20%, 03/07/2018 (z)	44,025
18,715	City of Austin, Texas Hotel Occupancy Tax, Series A, Rev., VRDO, LOC: Citibank NA, 1.10%, 03/07/2018 (z)	18,715
36,015	City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank NA, 1.11%, 03/07/2018 (z)	36,015
	City of Garland, Electric Utility System,
10,000	Series 2014, 1.11%, 03/19/2018	10,000
29,895	Series 2014, 1.12%, 03/08/2018	29,895
	City of Houston, Combined Utility System, First Lien,
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.10%, 03/07/2018 (z)	10,600
21,000	Series B-2, Rev., VRDO, LOC: Citibank NA, 1.10%, 03/07/2018 (z)	21,000
41,700	Series B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.10%, 03/07/2018 (z)	41,700
53,000	City of San Antonio Electric & Gas, Series B, 1.10%, 03/28/2018	53,000
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, 1.12%, 03/07/2018 (z)	24,225
25,000	County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System, Rev., VRDO, 1.13%, 03/07/2018 (z)	25,000
3,600	County of Harris, Industrial Development Corp., Pollution Control, Rev., VRDO, 1.14%, 03/01/2018 (z)	3,600

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Texas — continued
10,600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 1.25%, 03/07/2018 (z)	10,600
12,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project, Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.16%, 03/07/2018 (z)	12,000
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System,
24,690	Rev., VRDO, 1.13%, 03/07/2018 (z)	24,690
18,500	Series D, Rev., VRDO, 1.13%, 03/07/2018 (z)	18,500
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
25,900	Series A, Rev., VRDO, 1.12%, 03/01/2018 (z)	25,900
1,300	Series A-2, Rev., VRDO, 1.12%, 03/01/2018 (z)	1,300
100	Subseries A-3, Rev., VRDO, 1.12%, 03/01/2018 (z)	100
	North Texas Tollway Authority,
6,750	Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 1.12%, 03/07/2018 (e) (z)	6,750
18,600	Series D, Rev., VRDO, LOC: Royal Bank of Canada, 1.09%, 03/07/2018 (z)	18,600
88,470	State of Texas, Series 2016, GO, VRDO, 1.10%, 03/07/2018 (z)	88,470
39,565	Tarrant County Cultural Education Facilities Finance Corp, Rev., VRDO, LOC: TD Bank NA, 1.15%, 03/01/2018 (z)	39,565
	Tarrant County Cultural Education Facilities Finance Corp.,
25,000	Rev., VRDO, 1.08%, 03/07/2018 (z)	25,000
55,735	Rev., VRDO, 1.14%, 03/07/2018 (z)	55,735
13,095	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Series A, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	13,095
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
35,900	Rev., VRDO, 1.17%, 03/07/2018 (z)	35,900
34,000	Series 2012-B, Rev., VRDO, 1.17%, 03/07/2018 (z)	34,000
46,860	Series A, Rev., VRDO, 1.17%, 03/07/2018 (z)	46,860

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
	Tender Option Bond Trust Receipts/CTFS,
1,360	Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 1.14%, 03/07/2018 (e) (z)	1,360
9,495	Series 2016-XF2321, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.12%, 03/07/2018 (e) (z)	9,495
4,700	Texas Department of Housing & Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank NA, 1.23%, 03/07/2018 (z)	4,700
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 1.16%, 03/07/2018 (z)	740
33,150	Texas Public Finance Authority, Series 2003, 1.12%, 04/03/2018	33,150
60,000	Texas Transportation Commission, State Highway Fund, Series B1, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 1.10%, 03/07/2018 (z)	60,000
	University of Texas,
12,740	Series A, 1.10%, 03/15/2018	12,740
14,419	Series A, 1.20%, 03/14/2018	14,419
123,800	University of Texas, Financing System, Series B, Class B, Rev., VRDO, 1.05%, 03/07/2018 (z)	123,800

		1,043,944

	Utah — 1.3%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 1.13%, 03/07/2018 (z)	23,700
	County of Utah Hospital, IHC Health Services, Inc.,
8,225	Series B, Rev., VRDO, 1.07%, 03/07/2018 (z)	8,225
22,150	Series B, Rev., VRDO, 1.08%, 03/07/2018 (z)	22,150
8,300	Series C, Rev., VRDO, 1.07%, 03/07/2018 (z)	8,300
91,000	Series C, Rev., VRDO, 1.07%, 03/07/2018 (z)	91,000
27,650	Series C, Rev., VRDO, 1.08%, 03/07/2018 (z)	27,650
32,830	Series D, Rev., VRDO, 1.08%, 03/07/2018 (z)	32,830

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Utah — continued
	Utah Housing Finance Agency, Single Family Mortgage,
3,120	Series D-1, Rev., VRDO, AMT, 1.13%, 03/07/2018 (z)	3,120
3,220	Series E-1, Class I Shares, Rev., VRDO, AMT, 1.13%, 03/07/2018 (z)	3,220
3,200	Series F-2, Class I Shares, Rev., VRDO, 1.10%, 03/07/2018 (z)	3,200

		223,395

	Vermont — 0.3%
51,605	Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series A, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/07/2018 (z)	51,605

	Virginia — 1.5%
21,720	Alexandria Redevelopment & Housing Authority, Multi-Family Housing, Fairfield Village Square Project, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	21,720
19,910	Arlington County IDA, Multi-family Housing, Gates of Ballston Apartments, Series 2005, Rev., VRDO, LOC: PNC Bank NA, 1.14%, 03/07/2018 (z)	19,910
20,300	County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute, Series B, Rev., VRDO, 1.09%, 03/07/2018 (z)	20,300
	Loudoun County IDA, Howard Hughes Medical Institute,
47,125	Series A, Rev., VRDO, 1.12%, 03/07/2018 (z)	47,125
24,400	Series B, Rev., VRDO, 1.12%, 03/07/2018 (z)	24,400
49,890	Series C, Rev., VRDO, 1.09%, 03/07/2018 (z)	49,890
15,000	Series D, Rev., VRDO, 1.09%, 03/07/2018 (z)	15,000
20,500	Series E, Rev., VRDO, 1.09%, 03/07/2018 (z)	20,500
6,410	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, 1.12%, 03/07/2018 (z)	6,410
9,400	Virginia College Building Authority, Educatioal Facilities, Washington and Lee University, Series B, Rev., VRDO, 1.09%, 03/07/2018 (z)	9,400
9,975	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Series 2004, Rev., VRDO, 1.09%, 03/07/2018 (z)	9,975

		244,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — 1.5%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 1.10%, 03/07/2018 (z)	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.10%, 03/07/2018 (z)	22,000
27,930	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.13%, 03/07/2018 (z)	27,930
23,850	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.20%, 03/07/2018 (z)	23,850
1,575	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank NA, 1.20%, 03/01/2018 (z)	1,575
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.22%, 03/07/2018 (z)	9,985
48,540	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens at University Village Project, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	48,540
17,640	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens Tacoma Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	17,640
27,180	Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	27,180
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.10%, 03/07/2018 (z)	14,660
17,400	Washington State Housing Finance Commission, Multi-Family Housing, The New Haven Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 03/07/2018 (z)	17,400
24,600	Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 1.14%, 03/07/2018 (z)	24,600

		252,360

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Wisconsin — 0.3%
	State of Wisconsin,
29,415	Series 13-A, 1.18%, 04/02/2018	29,415
13,000	Series 16-A, 1.18%, 04/02/2018	13,000
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, 1.09%, 03/07/2018 (z)	11,205

		53,620

	Total Municipal Bonds (Cost $15,868,046)	15,868,046

SHARES
Variable Rate Demand Preferred Shares — 6.4%
	California — 2.4%
	Nuveen California AMT-Free Quality Municipal Income Fund
26,500	Series 3, LIQ: TD Bank NA, 1.16%, 03/07/2018 # (e)	26,500
30,000	Series 6, LIQ: Sumitomo Mitsui Banking, 1.14%, 03/07/2018 # (e)	30,000
	Nuveen California Quality Municipal Income Fund
59,200	Series 1, LIQ: Societe Generale, 1.27%, 03/07/2018 # (e)	59,200
27,500	Series 2, LIQ: Citibank NA, 1.24%, 03/07/2018 # (e)	27,500
26,800	Series 3, LIQ: TD Bank NA, 1.23%, 03/07/2018 # (e) (z)	26,800
58,500	Series 4, LIQ: Royal Bank of Canada, 1.24%, 03/07/2018 # (e)	58,500
84,900	Series 5, LIQ: Citibank NA, 1.24%, 03/07/2018 # (e)	84,900
67,600	Series 6, LIQ: Citibank NA, 1.24%, 03/07/2018 # (e)	67,600
21,000	Series 7, LIQ: Royal Bank of Canada, 1.24%, 03/07/2018 # (e)	21,000

		402,000

	New York — 0.7%
	Nuveen New York AMT-Free Quality Municipal Income Fund
28,600	Series 1, LIQ: Citibank NA, 1.16%, 03/07/2018 # (e)	28,600
47,400	Series 2, LIQ: Citibank NA, 1.16%, 03/07/2018 # (e)	47,400
8,500	Series 3, LIQ: Citibank NA, 1.16%, 03/07/2018 # (e)	8,500
40,000	Series 5, LIQ: TD Bank NA, 1.16%, 03/07/2018 # (e)	40,000

		124,500

SHARES	SECURITY DESCRIPTION	VALUE($)

	Other — 3.3%
	Nuveen AMT-Free Municipal Credit Income Fund
147,000	Series 5, LIQ: Societe Generale, 1.19%, 03/07/2018 # (e)	147,000
133,300	Series 6, LIQ: Sumitomo Mitsui Banking, 1.19%, 03/07/2018 # (e)	133,300
	Nuveen AMT-Free Quality Municipal Income Fund
92,000	Series 2, LIQ: Citibank NA, 1.19%, 03/07/2018 # (e)	92,000
153,500	Series 3, LIQ: TD Bank NA, 1.16%, 03/07/2018 # (e)	153,500
30,000	Series 5, LOC: Sumitomo Mitsui Banking Corp., 1.19%, 03/07/2018 # (e)	30,000

		555,800

	Total Variable Rate Demand Preferred Shares (Cost $1,082,300)	1,082,300

	Total Investments — 100.4% (Cost $16,950,346)*	16,950,346
	Liabilities in Excess of Other Assets — (0.4)%	(66,978)

	NET ASSETS — 100.0%	$16,883,368

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 95.0%
	Alaska — 0.2%
6,070	Alaska Housing Finance Corp., Various, Governmental Purpose, Series A, Rev., VRDO, 1.10%, 03/07/2018 (z)	6,070

	Arizona — 0.2%
5,435	Tender Option Bond Trust Receipts/CTFS, Series 2017-XM0563, Rev., VRDO, LIQ: Royal Bank of Canada, 1.16%, 03/07/2018 (e) (z)	5,435

	California — 3.2%
2,000	Beverly Hills Public Financing Authority, Series 2016-XF2281, Rev., VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	2,000
31,720	City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 1.20%, 03/07/2018 (z)	31,720
1,400	City of Los Angeles, Multi-Family, Series I, Rev., VRDO, LOC: Citibank NA, 1.11%, 03/07/2018 (z)	1,400
8,960	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL, LOC: Societe Generale, 1.11%, 03/07/2018 (z)	8,960
1,425	Oxnard Housing Authority, Seawind Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 03/07/2018 (z)	1,425
2,275	Riverside County Transportation Commission, Sales Tax, Series 2016-XF2297, Rev., VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	2,275
	Tender Option Bond Trust Receipts/CTFS,
9,025	Series 2016-XF0452, Rev., VRDO, LIQ: TD Bank NA, 1.11%, 03/07/2018 (e) (z)	9,025
500	Series 2016-XG0043, GO, VRDO, AGC, LIQ: TD Bank NA, 1.10%, 03/07/2018 (e) (z)	500
6,665	Series 2017-XF0559, Rev., VRDO, LIQ: Royal Bank of Canada, 1.11%, 03/07/2018 (e) (z)	6,665
3,000	Series 2017-XF0578, GO, VRDO, LIQ: TD Bank NA, 1.14%, 03/07/2018 (e) (z)	3,000
6,600	Series 2017-XF0579, GO, VRDO, LIQ: TD Bank NA, 1.11%, 03/07/2018 (e) (z)	6,600
3,375	Series 2017-XF0580, GO, VRDO, LIQ: TD Bank NA, 1.11%, 03/07/2018 (e) (z)	3,375
2,375	Series 2017-ZF0581, Rev., VRDO, LIQ: Royal Bank of Canada, 1.14%, 03/07/2018 (e) (z)	2,375
2,600	Series 2017-ZM0473, Rev., VRDO, LIQ: Royal Bank of Canada, 1.14%, 03/07/2018 (e) (z)	2,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
1,465	Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 1.14%, 03/07/2018 (e) (z)	1,465
1,660	Series 2018-XF2531, Rev., VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	1,660

		85,045

	Colorado — 3.4%
7,385	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 1.12%, 03/07/2018 (z)	7,385
8,840	Colorado Housing & Finance Authority, Multi-Family Housing, Rev., VRDO, LOC: U.S. Bank NA, 1.12%, 03/07/2018 (z)	8,840
	Colorado Housing & Finance Authority, Single Family Mortgage,
15,795	Series A, Class I Shares, Rev., VRDO, AMT, 1.16%, 03/07/2018 (z)	15,795
5,125	Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 1.13%, 03/07/2018 (z)	5,125
52,895	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0467, Rev., VRDO, LIQ: Royal Bank of Canada, 1.16%, 03/07/2018 (e) (z)	52,895

		90,040

	Connecticut — 1.8%
11,695	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series E, Rev., VRDO, 1.18%, 03/07/2018 (z)	11,695
7,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Subseries D-3, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.13%, 03/07/2018 (z)	7,000
30,000	Connecticut State Development Authority, Rev., VRDO, LOC: Bank of Montreal, 1.21%, 03/07/2018 (z)	30,000

		48,695

	Delaware — 1.7%
45,880	County of New Castle, Flight Safety International, Inc. Project, Rev., VRDO, 1.15%, 03/07/2018 (z)	45,880

	District of Columbia — 1.1%
12,755	Metropolitan Washington Airports Authority, Remarketing, Subseries A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 1.12%, 03/07/2018 (z)	12,755
15,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-108, GO, VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — continued
2,500	Tender Option Bond Trust Receipts/CTFS, Series 2017-ZM0554, Rev., VRDO, LIQ: TD Bank NA, 1.15%, 03/07/2018 (e) (z)	2,500

		30,255

	Florida — 5.3%
3,330	Alachua County Housing Finance Authority, Rev., VRDO, LOC: Citibank NA, 1.17%, 03/07/2018 (z)	3,330
17,800	Collier County IDA, Allete, Inc. Project, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.17%, 03/07/2018 (z)	17,800
11,595	Collier County IDA, Ave Maria Utility Co. Project, Rev., VRDO, AMT, LOC: Northern Trust Co., 1.14%, 03/07/2018 (z)	11,595
2,870	Collier County, Housing Finance Authority, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.19%, 03/07/2018 (z)	2,870
15,000	County of Okeechobee, Landfill, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.17%, 03/07/2018 (z)	15,000
6,590	County of Palm Beach, Florida Schood Board, Class A, COP, VRDO, LIQ: Citibank NA, 1.13%, 03/07/2018 (e) (z)	6,590
18,000	County of Palm Beach, Special Purpose Facilities, Flight Safety Project, Rev., VRDO, 1.15%, 03/07/2018 (z)	18,000
14,485	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank NA, 1.15%, 03/07/2018 (z)	14,485
14,380	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series 2012I, Rev., VRDO, 1.10%, 03/07/2018 (z)	14,380
3,300	Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments, Rev., VRDO, LOC: Citibank NA, 1.17%, 03/07/2018 (z)	3,300
9,800	Miami-Dade County Industrial Development Authority, Professional Modification Services Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.17%, 03/07/2018 (z)	9,800
16,000	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America NA, 1.18%, 03/07/2018 (z)	16,000
	Tender Option Bond Trust Receipts/CTFS,
3,750	Series 2017-ZF2503, Rev., VRDO, LIQ: Citibank NA, 1.15%, 03/07/2018 (e) (z)	3,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — continued
6,150	Series 2018-XG0167, Rev., VRDO, LIQ: Citibank NA, 1.12%, 03/07/2018 (e) (z)	6,150

		143,050

	Georgia — 0.8%
14,800	Atkinson/Coffee Counties Joint Development Authority, Solid Waste Disposal, Langboard, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.17%, 03/07/2018 (z)	14,800
2,895	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 1.15%, 03/07/2018 (z)	2,895
3,750	Tender Option Bond Trust Receipts/CTFS, Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 1.13%, 03/07/2018 (e) (z)	3,750

		21,445

	Idaho — 0.9%
25,395	Idaho Housing & Finance Association, Single Family Mortgage, Series A-3, Class I Shares, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 1.13%, 03/07/2018 (z)	25,395

	Illinois — 3.1%
20,870	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 1.10%, 03/07/2018 (z)	20,870
34,800	Illinois Finance Authority, Chicago Historical Society, Rev., VRDO, LOC: Northern Trust Co., 1.13%, 03/07/2018 (z)	34,800
12,000	Illinois Finance Authority, St. Ignatius College Prep. Project, Rev., VRDO, LOC: PNC Bank NA, 1.10%, 03/07/2018 (z)	12,000
9,400	Illinois Finance Authority, The University Of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.12%, 03/07/2018 (z)	9,400
5,600	Illinois State Toll Highway Authority, Variable Rate Senior Priority, Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.17%, 03/07/2018 (z)	5,600

		82,670

	Indiana — 0.5%
6,375	City of Chicago, Gary International Airport Authority, Multi-Modal Special purpose Facility, Rev., VRDO, LOC: BMO Harris Bank NA, 1.11%, 03/07/2018 (z)	6,375
170	Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Series A-5, Class A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.10%, 03/01/2018 (z)	170

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — continued
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America NA, 1.27%, 03/07/2018 (z)	4,100
2,500	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 1.13%, 03/07/2018 (e) (z)	2,500

		13,145

	Iowa — 3.4%
40,000	Iowa Finance Authority Solid Waste Facilities, Midamerican Energy Co. Project, Rev., VRDO, AMT, 1.14%, 03/07/2018 (z)	40,000
13,840	Iowa Finance Authority, Midwestern Disaster Area, Archer Daniels Midland Co. Project, Rev., VRDO, 1.15%, 03/07/2018 (z)	13,840
10,910	Iowa Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, 1.13%, 03/07/2018 (z)	10,910
7,840	Iowa Finance Authority, Trinity Health, Series D, Rev., VRDO, 1.13%, 03/07/2018 (z)	7,840
7,600	Iowa Finance Authority, Wellness Facility, Community of MarshallTown Project, Rev., VRDO, LOC: Northern Trust Co., 1.15%, 03/07/2018 (z)	7,600
10,000	RBC Municipal Products Inc., Trust, Floater Certificates, Series 2017-E-114, Rev., VRDO, LIQ: Royal Bank of Canada, 1.19%, 03/07/2018 (e) (z)	10,000

		90,190

	Kansas — 1.3%
7,750	City of Mission, Multi-Family Housing, The Falls Apartments Project, Rev., VRDO, LOC: U.S. Bank NA, 1.16%, 03/07/2018 (z)	7,750
20,780	City of Wichita, Airport Facility, FlightSafety International, Inc., Series 2003, Rev., VRDO, 1.15%, 03/07/2018 (z)	20,780
6,950	Tender Option Bond Trust Receipts/CTFS, Series 2017-XF2507, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.14%, 03/07/2018 (e) (z)	6,950

		35,480

	Kentucky — 2.0%
	County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project,
6,800	Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.22%, 03/07/2018 (z)	6,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — continued
7,100	Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.20%, 03/07/2018 (z)	7,100
4,400	County of Kenton, Airport Board, Special Facilities, Series A, Rev., VRDO, 1.15%, 03/07/2018 (z)	4,400
17,800	Kenton County Airport Board, Flight Safety International, Inc. Project, Series A, Rev., VRDO, 1.15%, 03/07/2018 (z)	17,800
11,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 1.20%, 03/01/2018 (z)	11,000
5,740	Maysville Industrial Bldg., Green Tokai Co., Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.16%, 03/07/2018 (z)	5,740

		52,840

	Louisiana — 2.8%
	Parish of St Charles, Pollution Control, Shell Oil Co., Norco Project,
29,200	Rev., VRDO, 1.20%, 03/01/2018 (z)	29,200
17,400	Rev., VRDO, 1.20%, 03/01/2018 (z)	17,400
28,000	Parish of St Charles, Pollution Control, Shell Oil Co.Project, Series A, Rev., VRDO, 1.20%, 03/01/2018 (z)	28,000

		74,600

	Maine — 2.0%
	Maine State Housing Mortgage Authority,
10,570	Series B2, Rev., VRDO, AMT, 1.10%, 03/07/2018 (z)	10,570
25,175	Series E-3, Rev., VRDO, AMT, 1.10%, 03/07/2018 (z)	25,175
17,090	Series G, Rev., VRDO, AMT, 1.17%, 03/07/2018 (z)	17,090

		52,835

	Maryland — 4.1%
6,665	City of Baltimore, Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.17%, 03/07/2018 (e) (z)	6,665
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
22,150	Series G, Rev., VRDO, AMT, 1.18%, 03/07/2018 (z)	22,150
50,000	Series J, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — continued
13,900	Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project, Rev., VRDO, FHLMC, LOC: FHLMC, 1.13%, 03/07/2018 (z)	13,900
15,000	State of Maryland, Transportation Authority, Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 1.10%, 03/07/2018 (z)	15,000
3,300	Tender Option Bond Trust Receipts/CTFS, Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 1.17%, 03/07/2018 (e) (z)	3,300

		111,015

	Massachusetts — 0.4%
9,850	Massachusetts State Development Finance Agency, Housing, Cordis Mills LLC, Rev., VRDO, FNMA, LIQ: FNMA, 1.16%, 03/07/2018 (z)	9,850

	Michigan — 5.1%
8,865	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.10%, 03/07/2018 (z)	8,865
	Michigan State Housing Development Authority, Rental Housing,
5,160	Series A, Rev., VRDO, AMT, 1.19%, 03/07/2018 (z)	5,160
24,060	Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.14%, 03/07/2018 (z)	24,060
19,305	Series D, Rev., VRDO, AMT, 1.16%, 03/07/2018 (z)	19,305
	Michigan State Housing Development Authority, Single-Family Mortgage,
58,810	Series B, Rev., VRDO, AMT, 1.25%, 03/07/2018 (z)	58,810
750	Series D, Rev., VRDO, AMT, 1.14%, 03/07/2018 (z)	750
10,000	Rib Floater Trust, Series 2017-012, Rev., VRDO, LIQ: Barclays Bank plc, 1.14%, 03/07/2018 (e) (z)	10,000
	Tender Option Bond Trust Receipts/CTFS,
1,800	Series 2017-XF0595, Rev., VRDO, LIQ: Bank of America NA, 1.14%, 03/07/2018 (e) (z)	1,800
3,000	Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	3,000
4,075	Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 1.14%, 03/07/2018 (e) (z)	4,075

		135,825

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — 0.7%
13,200	Minnesota Housing Finance Agency, Residential Housing Finance, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.13%, 03/07/2018 (z)	13,200
7,000	Oakdale Multifamily, Housing Cottage Homesteads, Rev., VRDO, FHLMC, LOC: FHLMC, 1.10%, 03/07/2018 (z)	7,000

		20,200

	Missouri — 2.8%
29,380	Rib Floater Trust, Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 1.14%, 03/07/2018 (e) (z)	29,380
25,000	St. Charles County IDA, Country Club Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 03/07/2018 (z)	25,000
11,900	St. Charles County IDA, Remington Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 03/07/2018 (z)	11,900
8,000	Tender Option Bond Trust Receipts/CTFS, Series 2018-XM0575, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	8,000

		74,280

	Nebraska — 0.4%
10,000	Nebraska Investment Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, LOC: Citibank NA, 1.12%, 03/07/2018 (z)	10,000

	Nevada — 2.5%
65,900	City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2008A, Rev., VRDO, LOC: Bank of New York Mellon, 1.22%, 03/01/2018 (z)	65,900

	New Jersey — 2.1%
	RBC Municipal Products, Inc. Trust, Floater Certificates,
10,000	Series 2018-E117, Rev., VRDO, LIQ: Royal Bank of Canada, 1.17%, 03/01/2018 (e) (z)	10,000
10,000	Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	10,000
35,500	Series E-103, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	35,500

		55,500

	New York — 10.3%
34,920	City of New York, Fiscal Year 2017, Series A, Subseries A-7, GO, VRDO, LOC: Bank of the West, 1.14%, 03/01/2018 (z)	34,920

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
13,000	Erie County Industrial Development Agency, Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.19%, 03/07/2018 (z)	13,000
5,700	Metropolitan Transportation Authority, Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 1.10%, 03/07/2018 (z)	5,700
4,000	Nassau Health Care Corp., Nassau County Guaranteed, Subseries C1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/07/2018 (z)	4,000
14,550	New York City Housing Development Corp., Multifamily Mortgage, 89 Murray Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	14,550
4,025	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	4,025
10,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 1.12%, 03/07/2018 (z)	10,000
19,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank NA, 1.15%, 03/07/2018 (z)	19,000
10,000	New York Liberty Development Corp., Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.14%, 03/07/2018 (e) (z)	10,000
16,500	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.15%, 03/07/2018 (z)	16,500
21,550	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 1.18%, 03/07/2018 (z)	21,550
20,400	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.17%, 03/07/2018 (z)	20,400
28,100	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.12%, 03/07/2018 (z)	28,100
28,375	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 1.32%, 03/01/2018 (z)	28,375

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
10,425	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 1.07%, 03/07/2018 (z)	10,425
6,000	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.16%, 03/07/2018 (z)	6,000
9,505	Port Authority of New York & New Jersey, Series 2016-ZF2380, Rev., VRDO, LIQ: Citibank NA, 1.15%, 03/07/2018 (e) (z)	9,505
	Tender Option Bond Trust Receipts/CTFS,
2,500	Rev., VRDO, LIQ: Citibank NA, 1.14%, 03/07/2018 (e) (z)	2,500
2,760	Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.12%, 03/07/2018 (e) (z)	2,760
2,050	Series 2017-XG0156, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	2,050
4,000	Series 2018-XF2522, Rev., VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	4,000
4,000	Series XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.11%, 03/07/2018 (e) (z)	4,000
4,000	Series XF0567, Rev., VRDO, LIQ: TD Bank NA, 1.11%, 03/07/2018 (e) (z)	4,000

		275,360

	North Carolina — 0.7%
3,500	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.11%, 03/07/2018 (z)	3,500
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.12%, 03/07/2018 (e) (z)	5,000
10,000	Union County Industrial Facilities & Pollution Control Financing Authority, Series 2007, Rev., VRDO, LOC: BB&T Corp., 1.17%, 03/07/2018 (z)	10,000

		18,500

	North Dakota — 1.0%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	27,055

	Oregon — 3.0%
11,845	Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.60%, 03/07/2018 (z)	11,845

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — continued
240	Marion County Housing Authority, Residence At Marian, Rev., VRDO, LOC: U.S. Bank NA, 1.11%, 03/07/2018 (z)	240
14,000	Port of Portland, Oregon International Airport, Multimodal Variable Rate, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.18%, 03/07/2018 (z)	14,000
36,835	Port of Portland, Oregon Portland International Airport, Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.20%, 03/07/2018 (z)	36,835
17,100	Port of Portland, Special Obligation, Horizon Air Industries, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	17,100

		80,020

	Other — 3.7%
	FHLMC, Multi-Family Housing,
39,760	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.14%, 03/07/2018 (z)	39,760
12,855	Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.14%, 03/07/2018 (z)	12,855
20,545	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 03/07/2018 (z)	20,545
21,600	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.19%, 03/07/2018 (z)	21,600
4,745	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.15%, 03/07/2018 (z)	4,745

		99,505

	Pennsylvania — 4.4%
16,575	City of Philadelphia Pennsylvania Airport, Subseries C-1, Rev., VRDO, AMT, LOC: TD Bank NA, 1.13%, 03/07/2018 (z)	16,575
	Delaware County Industrial Development Authority, Solid Waste,
10,300	Series D, Rev., VRDO, 1.13%, 03/07/2018 (z)	10,300
6,000	Series E, Rev., VRDO, 1.13%, 03/07/2018 (z)	6,000
13,455	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LOC: Societe Generale, 1.11%, 03/07/2018 (e) (z)	13,455
13,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Rev., VRDO, LOC: Bank of America NA, 1.17%, 03/07/2018 (z)	13,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — continued
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
12,095	Series 2004-83C, Rev., VRDO, AMT, 1.14%, 03/07/2018 (z)	12,095
15,165	Series 2006-93B, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	15,165
17,425	Series 2007-98C, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	17,425
4,530	Series 2007-99C, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	4,530
	RBC Municipal Products, Inc. Trust, Floater Certificates,
6,425	Series E-110, Rev., VRDO, LIQ: Royal Bank of Canada, 1.14%, 03/01/2018 (e) (z)	6,425
3,500	Series E-115, COP, VRDO, LIQ: Royal Bank of Canada, 1.16%, 03/01/2018 (e) (z)	3,500

		118,470

	Rhode Island — 0.1%
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.20%, 03/07/2018 (z)	2,100

	South Carolina — 0.2%
1,185	South Carolina State Housing Finance & Development Authority, Rental Housing, Rocky Creek, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.17%, 03/07/2018 (z)	1,185
5,000	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF2204, Rev., VRDO, LIQ: Citibank NA, 1.12%, 03/07/2018 (e) (z)	5,000

		6,185

	Tennessee — 4.4%
8,105	Clarksville Public Building Authority, Pooled Financing, Morristown Loans, Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	8,105
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
39,160	Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	39,160
8,000	Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	8,000
5,300	Series 2004, Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	5,300
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank NA, 1.14%, 03/07/2018 (z)	9,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Tennessee — continued
12,750	Metropolitan Government of Nashville & Davidson County Industrial Development Board, Multifamily Housing, Arbor Crest, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 03/07/2018 (z)	12,750
10,860	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank NA, 1.11%, 03/07/2018 (z)	10,860
	Montgomery County Public Building Authority, Pooled Financing , Tennessee County Loan Pool,
350	Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	350
5,000	Series 2004, Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	5,000
4,910	Series 2006, Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	4,910
13,200	Wilson County, Tennessee Sports Authority, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	13,200

		116,635

	Texas — 6.6%
11,795	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, 1.12%, 03/07/2018 (z)	11,795
7,300	County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System, Rev., VRDO, 1.13%, 03/07/2018 (z)	7,300
7,825	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 1.25%, 03/07/2018 (z)	7,825
10,890	Lower Neches Valley Authority Industrial Development Corp, Exxonmobil Project, Series B, Rev., VRDO, 1.14%, 03/01/2018 (z)	10,890
4,400	Mission Economic Development Corp., Solid Waste Disposal, Rev., VRDO, LOC: Bank of America NA, 1.20%, 03/07/2018 (z)	4,400
12,525	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank NA, 1.21%, 03/07/2018 (z)	12,525
10,950	North Texas Tollway Authority, Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 1.12%, 03/07/2018 (e) (z)	10,950

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
8,200	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LOC: FNMA, 1.22%, 03/07/2018 (z)	8,200
20,820	State of Texas, Series C, GO, VRDO, 1.21%, 03/07/2018 (z)	20,820
	Tender Option Bond Trust Receipts/CTFS,
48,605	Series 2016-ZF0465, Rev., VRDO, LIQ: Royal Bank of Canada, 1.16%, 03/07/2018 (e) (z)	48,605
9,000	Series 2017-XF0599, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	9,000
5,583	Series 2017-XG0155, GO, VRDO, PSF-GTD, LIQ: Citibank NA, 1.12%, 03/07/2018 (e) (z)	5,583
5,015	Series 2018-XG0163, GO, VRDO, PSF-GTD, LIQ: Bank of America NA, 1.14%, 03/07/2018 (e) (z)	5,015
3,325	Series 2018-XG0166, Rev., VRDO, LIQ: Citibank NA, 1.12%, 03/07/2018 (e) (z)	3,325
10,565	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 1.10%, 03/07/2018 (z)	10,565

		176,798

	Utah — 3.6%
	Utah Housing Corp., Single Family Mortgage,
2,745	Series A-1, Class I Shares, Rev., VRDO, 1.13%, 03/07/2018 (z)	2,745
4,015	Series B, Class I Shares, Rev., VRDO, 1.13%, 03/07/2018 (z)	4,015
4,750	Series C-2, Class I Shares, Rev., VRDO, FHA, 1.13%, 03/07/2018 (z)	4,750
4,730	Series D-2, Class I Shares, Rev., VRDO, 1.13%, 03/07/2018 (z)	4,730
2,135	Utah Housing Finance Agency, Single Family Mortgage, Series A-2, Rev., VRDO, 1.13%, 03/07/2018 (z)	2,135
77,674	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.14%, 03/07/2018 (e) (z)	77,674

		96,049

	Virginia — 0.8%
	County of King George, IDA, Birchwood Power Partners,
8,200	Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.15%, 03/01/2018 (z)	8,200

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — continued
9,200	Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.15%, 03/01/2018 (z)	9,200
3,900	Tender Option Bond Trust Receipts/CTFS, Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 1.14%, 03/07/2018 (e) (z)	3,900

		21,300

	Washington — 3.6%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank NA, 1.13%, 03/07/2018 (z)	10,000
46,935	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.20%, 03/07/2018 (z)	46,935
2,920	Washington Economic Development Finance Authority, Solid Waste Disposal, Cleanscapes, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 1.15%, 03/07/2018 (z)	2,920
11,600	Washington Economic Development Finance Authority, Solid Waste Disposal, Le May Enterprise Project, Series B, Rev., VRDO, LOC: Bank of America NA, 1.15%, 03/07/2018 (z)	11,600
5,350	Washington State Housing Finance Commission, Multi-Family Housing, Alderwood Court Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	5,350
20,790	Washington State Housing Finance Commission, Residence At Marian, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	20,790

		97,595

	West Virginia — 0.3%
8,120	County of Harrison, Solid Waste Disposal, Waste Management of West Virginia, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America NA, 1.17%, 03/07/2018 (z)	8,120

	Wisconsin — 0.0% (g)
1,300	City of Appleton, Industrial Development, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.35%, 03/07/2018 (z)	1,300

	Wyoming — 0.5%
7,000	County of Laramie, Wyoming Industrial Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 03/07/2018 (z)	7,000
5,900	Wyoming Community Development Authority, Composite Reoffering Housing, Series 6, Rev., VRDO, AMT, 1.12%, 03/07/2018 (z)	5,900

		12,900

	Total Municipal Bonds (Cost $2,543,532)	2,543,532

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 5.3%
	California — 0.5%
	Nuveen California Quality Municipal Income Fund
10,000	Series 4, LIQ: Royal Bank of Canada, 1.24%, 03/07/2018 # (e)	10,000
5,000	Series 6, LIQ: Citibank NA, 1.24%, 03/07/2018 # (e)	5,000

		15,000

	Other — 4.8%
	Nuveen AMT-Free Quality Municipal Income Fund
25,000	Series 3, LIQ: TD Bank NA, 1.16%, 03/07/2018 # (e)	25,000
46,700	Series 4, LIQ: Barclays Bank plc, 1.18%, 03/07/2018 # (e)	46,700
	Nuveen Quality Municipal Income Fund,
44,700	Series 1, LIQ: Barclays Bank plc, 1.24%, 03/07/2018 # (e)	44,700
9,700	Series 3, LIQ: Barclays Bank plc, 1.24%, 03/07/2018 # (e)	9,700

		126,100

	Total Variable Rate Demand Preferred Shares (Cost $141,100)	141,100

	Total Investments — 100.3% (Cost $2,684,632)*	2,684,632
	Liabilities in Excess of Other Assets — (0.3)%	(7,517)

	NET ASSETS — 100.0%	$2,677,115

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	59

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FFCB	— Federal Farm Credit Bank
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
TAN	— Tax Anticipation Note
USD	— United States Dollar
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2018.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(n)	— The rate shown is the effective yield as of February 28, 2018.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2018.

*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2018.

Additional Investment Information:

[1] Agency Joint Trading Account I — At February 28, 2018, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of March 01, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$10,200,000	$10,200,393	$10,405,500

Repurchase Agreements — At February 28, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
BNP Paribas	1.39%	$1,100,000
Credit Agricole Corporate & Investment Bank SA	1.39%	1,600,000
MUFG Securities Americas, Inc.	1.37%	1,100,000
Societe Generale SA	1.38%	800,000
TD Securities USA LLC	1.40%	1,500,000
Wells Fargo Securities LLC	1.39%	4,100,000

Total		$10,200,000

At February 28, 2018, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	0.88% - 3.93%	03/29/2018 - 08/01/2044
FHLB	0.00% - 5.50%	03/09/2018 - 07/15/2036
FHLMC	0.00% - 8.00%	03/07/2018 - 03/01/2048
FNMA	0.88% - 7.25%	04/01/2018 - 07/25/2054
GNMA	1.50% - 7.50%	08/16/2022 - 11/20/2065
Tennessee Valley Authority	1.75% - 5.50%	04/01/2018 - 09/15/2065
U.S. Treasury Securities	0.00% - 6.75%	04/15/2018 - 02/15/2048

[2] Agency Joint Trading Account II — At February 28, 2018, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of March 01, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$1,097,809	$1,097,852	$1,119,765

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

Repurchase Agreements — At February 28, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank NA	1.39%	$189,278
Citigroup Global Markets, Inc.	1.39%	189,277
Merrill Lynch PFS, Inc.	1.40%	719,254

Total		$1,097,809

At February 28, 2018, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.50% - 5.00%	08/01/2026 - 01/01/2048
FNMA	0.00% - 6.00%	05/01/2026 - 03/01/2048
U.S. Treasury Securities	1.38% - 2.75%	04/30/2020 - 02/15/2024

[3] Treasury Joint Trading Account I — At February 28, 2018, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of March 01, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$1,750,000	$1,750,067	$1,785,064

Repurchase Agreements — At February 28, 2018, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Citibank NA	1.37%	$134,616
Wells Fargo Securities LLC	1.37%	1,615,384

Total		$1,750,000

At February 28, 2018, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 9.00%	03/31/2018 - 02/15/2047

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	61

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$33,476,027	$1,677,883	$66,424,595	$8,118,075
Repurchase agreements, at value	4,541,900	121,000	84,198,412	13,800,000
Cash	599,995	15,000	3,624,823	442,972
Receivables:
Fund shares sold	—	—	4,338	—
Interest from non-affiliates	18,736	1,083	76,880	12,166

Total Assets	38,636,658	1,814,966	154,329,048	22,373,213

LIABILITIES:
Payables:
Distributions	29,695	1,383	79,704	10,866
Investment securities purchased	—	20,000	1,875,000	—
Fund shares redeemed	—	—	1,853	—
Accrued liabilities:
Investment advisory fees	2,446	63	8,835	1,361
Administration fees	2,109	63	7,587	1,169
Distribution fees	4	26	1,068	270
Service fees	1,535	164	5,153	974
Custodian and accounting fees	303	30	599	101
Trustees’ and Chief Compliance Officer’s fees	90	—	1	—	(a)
Other	1,955	294	4,991	865

Total Liabilities	38,137	22,023	1,984,791	15,606

Net Assets	$38,598,521	$1,792,943	$152,344,257	$22,357,607

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$38,599,052	$1,793,159		$152,345,970	$22,358,190
Accumulated undistributed (distributions in excess of) net investment income	(696)	(216)		(1,358)	(528)
Accumulated net realized gains (losses)	2	—	(a)	(355)	(55)
Net unrealized appreciation (depreciation)	163	—		—	—

Total Net Assets	$38,598,521	$1,792,943		$152,344,257	$22,357,607

Net Assets:
Class C	$2,012	$22,267		$—	$417,056
Agency	1,494,001	158,527		13,906,062	930,654
Capital	24,654,174	98,814		92,747,537	3,501,095
Eagle Class	—	—		1,172,819	—
Eagle Private Wealth Class	—	—		20	—
E*Trade	—	—		291,828	—
IM	2,032,079	—		2,493,731	3,051,574
Institutional Class	8,567,374	988,333		32,544,047	13,500,900
Investor	—	8,616		748,306	48,818
Morgan	739,866	156,049		1,231,217	283,619
Premier	1,093,169	353,810		5,500,002	611,645
Reserve	15,846	6,527		59,334	12,246
Service	—	—		1,649,354	—

Total	$38,598,521	$1,792,943		$152,344,257	$22,357,607

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	2,012	22,268		—	417,058
Agency	1,493,801	158,530		13,906,253	930,675
Capital	24,651,029	98,815		92,748,415	3,501,099
Eagle Class	—	—		1,172,835	—
Eagle Private Wealth Class	—	—		20	—
E*Trade	—	—		291,833	—
IM	2,031,808	—		2,493,806	3,051,737
Institutional Class	8,566,192	988,354		32,544,438	13,501,271
Investor	—	8,616		748,309	48,819
Morgan	739,799	156,057		1,231,235	283,623
Premier	1,093,016	353,820		5,500,118	611,657
Reserve	15,845	6,528		59,336	12,247
Service	—	—		1,649,344	—
Net Asset Value offering and redemption price per share (all classes)	$1.0001	$1.00		$1.00	$1.00

Cost of investments in non-affiliates	$33,475,864	$1,677,883		$66,424,595	$8,118,075
Cost of repurchase agreements	4,541,900	121,000		84,198,412	13,800,000

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$3,060,252	$36,698,400		$16,950,346		$2,684,632
Cash	23,501	1,017,701		—		12
Receivables:
Investment securities sold	—	—		9,737		1,270
Investment securities sold — delayed delivery securities	—	—		2,390		105
Fund shares sold	2,753	—		—		—
Interest from non-affiliates	1,306	12,613		20,052		4,801

Total Assets	3,087,812	37,728,714		16,982,525		2,690,820

LIABILITIES:
Payables:
Due to custodian	—	—		15		—
Distributions	1,712	15,157		9,483		670
Investment securities purchased	25,000	2,694,782		85,426		12,433
Fund shares redeemed	1,748	—		—		—
Accrued liabilities:
Investment advisory fees	167	1,936		976		—
Administration fees	146	1,669		858		—
Distribution fees	2	156		482		240
Service fees	179	1,652		1,570		285
Custodian and accounting fees	19	113		94		16
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)	—	(a)	—	(a)
Other	756	254		253		61

Total Liabilities	29,729	2,715,719		99,157		13,705

Net Assets	$3,058,083	$35,012,995		$16,883,368		$2,677,115

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$3,058,278	$35,013,560	$16,883,648		$2,677,079
Accumulated undistributed (distributions in excess of) net investment income	(200)	(593)	(280)		(9)
Accumulated net realized gains (losses)	5	28	—	(a)	45

Total Net Assets	$3,058,083	$35,012,995	$16,883,368		$2,677,115

Net Assets:
Agency	$127,451	$1,981,066	$831,137		$140,809
Capital	—	19,208,530	—		—
Eagle Class	—	—	—		549,053
Institutional Class	2,668,613	11,098,506	11,970,538		1,575,116
Morgan	32,224	1,617,985	9,555		13,794
Premier	229,795	848,906	1,560,291		116,319
Reserve	—	258,002	2,511,847		—
Service	—	—	—		282,024

Total	$3,058,083	$35,012,995	$16,883,368		$2,677,115

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	127,468	1,981,090	831,139		140,808
Capital	—	19,208,761	—		—
Eagle Class	—	—	—		549,031
Institutional Class	2,669,057	11,098,700	11,970,467		1,575,112
Morgan	32,232	1,617,997	9,554		13,793
Premier	229,815	848,920	1,560,259		116,317
Reserve	—	258,002	2,511,775		—
Service	—	—	—		282,008
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00		$1.00

Cost of investments in non-affiliates	$3,060,252	$36,698,400	$16,950,346		$2,684,632

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$492,466	$18,019		$1,472,138	$223,846
Interest income from affiliates	7,052	183		40,571	5,792
Income from interfund lending (net)	—	—		80	—

Total investment income	499,518	18,202		1,512,789	229,638

EXPENSES:
Investment advisory fees	28,525	1,033		114,274	17,479
Administration fees	24,944	902		99,964	15,286
Distribution fees (See Note 4)	212	380		15,660	4,064
Service fees (See Note 4)	26,253	2,303		134,188	20,823
Custodian and accounting fees	71	—	(a)	2,416	451
Interest expense to affiliates	—	—	(a)	—	—
Professional fees	216	61		1,488	273
Trustees’ and Chief Compliance Officer’s fees	41	23		406	93
Printing and mailing costs	109	—		5,054	571
Registration and filing fees	884	321		1,795	387
Transfer agency fees (See Note 2.F.)	1,171	123		3,377	527
Other	205	64		959	151

Total expenses	82,631	5,210		379,581	60,105

Less fees waived	(10,542)	(979)		(52,462)	(9,579)
Less expense reimbursements	(40)	—		—	— (a)

Net expenses	72,049	4,231		327,119	50,526

Net investment income (loss)	427,469	13,971		1,185,670	179,112

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	5	15		(355)	(58)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(9,211)	—		—	—

Net realized/unrealized gains (losses)	(9,206)	15		(355)	(58)

Change in net assets resulting from operations	$418,263	$13,986		$1,185,315	$179,054

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$32,199	$294,861	$146,913		$19,525
Interest income from affiliates	217	7,817	—	(a)	—

Total investment income	32,416	302,678	146,913		19,525

EXPENSES:
Investment advisory fees	2,462	22,945	12,511		1,574
Administration fees	2,154	20,062	10,941		1,376
Distribution fees (See Note 4)	40	1,631	6,025		3,529
Service fees (See Note 4)	3,519	27,778	23,987		4,370
Custodian and accounting fees	85	541	357		74
Interest expense to affiliates	—	—	3		1
Professional fees	90	249	168		74
Trustees’ and Chief Compliance Officer’s fees	30	66	69		31
Printing and mailing costs	530	122	57		4
Registration and filing fees	31	223	408		727
Transfer agency fees (See Note 2.F.)	115	671	324		46
Other	18	182	98		25

Total expenses	9,074	74,470	54,948		11,831

Less fees waived	(2,064)	(9,865)	(6,190)		(1,765)
Less earnings credits	—	—	—	(a)	—

Net expenses	7,010	64,605	48,758		10,066

Net investment income (loss)	25,406	238,073	98,155		9,459

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	36	49	287		189

Change in net assets resulting from operations	$25,442	$238,122	$98,442		$9,648

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$427,469	$283,720	$13,971	$14,386
Net realized gain (loss)	5	1,011	15	88
Change in net unrealized appreciation/depreciation	(9,211)	9,374	—	—

Change in net assets resulting from operations	418,263	294,105	13,986	14,474

DISTRIBUTIONS TO SHAREHOLDERS:
Class C
From net investment income	(12)	(3)	(102)	(34)
From net realized gains	— (a)	— (a)	— (a)	(9)
Agency
From net investment income	(15,003)	(16,274)	(1,407)	(297)
From net realized gains	— (a)	(64)	(1)	(11)
Capital
From net investment income	(283,012)	(187,679)	(679)	(3,183)
From net realized gains	(8)	(531)	(1)	(1)
Cash Management (b)
From net investment income	—	(15)	—	—
Direct (c)
From net investment income	—	(1,651)	—	—
Eagle Class (c)
From net investment income	—	(28)	—	—
E*Trade (d)
From net investment income	—	—	—	(24)
From net realized gains	—	—	—	— (a)
IM
From net investment income	(24,837)	(11,130)	—	—
From net realized gains	(1)	(69)	—	—
Institutional Class
From net investment income	(89,677)	(61,505)	(8,018)	(10,080)
From net realized gains	(3)	(280)	(8)	(40)
Investor (c)
From net investment income	—	(635)	(43)	(38)
From net realized gains	—	—	— (a)	(1)
Morgan
From net investment income	(5,425)	(1,600)	(1,223)	(376)
From net realized gains	— (a)	(23)	(1)	(34)
Premier
From net investment income	(8,924)	(2,937)	(2,444)	(191)
From net realized gains	— (a)	(30)	(3)	(5)
Reserve
From net investment income	(472)	(170)	(48)	(15)
From net realized gains	— (a)	(5)	— (a)	(1)
Service (e)
From net investment income	—	(96)	—	(3)

Total distributions to shareholders	(427,374)	(284,725)	(13,978)	(14,343)

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$8,095,806	$(75,952,401)	$1,019,947	$(12,383,692)

NET ASSETS:
Change in net assets	8,086,695	(75,943,021)	1,019,955	(12,383,561)
Beginning of period	30,511,826	106,454,847	772,988	13,156,549

End of period	$38,598,521	$30,511,826	$1,792,943	$772,988

Accumulated undistributed (distributions in excess of) net investment income	$(696)	$(803)	$(216)	$(223)

(a)	Amount rounds to less than 500.
(b)	Liquidated on December 21, 2016 for Prime Money Market Fund.
(c)	Liquidated on November 21, 2016 for Prime Money Market Fund.
(d)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
(e)	Liquidated on November 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,185,670	$324,537	$179,112	$47,355
Net realized gain (loss)	(355)	6,438	(58)	185

Change in net assets resulting from operations	1,185,315	330,975	179,054	47,540

DISTRIBUTIONS TO SHAREHOLDERS:
Class C
From net investment income	—	—	(641)	—
From net realized gains	—	—	— (a)	(1)
Agency
From net investment income	(99,978)	(23,814)	(8,442)	(1,814)
From net realized gains	(290)	(238)	(1)	(2)
Capital (b)
From net investment income	(703,390)	(215,351)	(10,766)	—
From net realized gains	(1,825)	(1,794)	— (a)	—
Direct (c)
From net investment income	(639)	(622)	(82)	(257)
From net realized gains	(3)	(4)	— (a)	— (a)
Eagle Class (d)
From net investment income	(4,324)	(78)	— (a)	—
From net realized gains	(29)	(23)	—	—
Eagle Private Wealth Class (e)
From net investment income	— (a)	—	—	—
From net realized gains	— (a)	—	—	—
E*Trade (f)
From net investment income	(273)	(2)	—	—
From net realized gains	(4)	— (a)	—	—
IM
From net investment income	(20,693)	(1,580)	(32,552)	(17,140)
From net realized gains	(67)	(15)	(3)	(13)
Institutional Class
From net investment income	(299,129)	(78,000)	(121,085)	(28,021)
From net realized gains	(847)	(764)	(14)	(33)
Investor
From net investment income	(3,978)	(428)	(292)	(13)
From net realized gains	(17)	(20)	— (a)	— (a)
Morgan
From net investment income	(8,226)	(363)	(1,265)	(7)
From net realized gains	(44)	(44)	— (a)	(2)
Premier
From net investment income	(43,479)	(4,161)	(3,765)	(103)
From net realized gains	(190)	(144)	(1)	(1)
Reserve
From net investment income	(352)	(6)	(215)	— (a)
From net realized gains	(3)	(2)	— (a)	— (a)
Service (d)
From net investment income	(1,203)	(131)	— (a)	—
From net realized gains	(26)	(46)	—	—

Total distributions to shareholders	(1,189,009)	(327,630)	(179,124)	(47,407)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$622,254	$91,352,791	$(2,393,355)	$7,722,382

NET ASSETS:
Change in net assets	618,560	91,356,136	(2,393,425)	7,722,515
Beginning of period	151,725,697	60,369,561	24,751,032	17,028,517

End of period	$152,344,257	$151,725,697	$22,357,607	$24,751,032

Accumulated undistributed (distributions in excess of) net investment income	$(1,358)	$(1,364)	$(528)	$(535)

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective September 22, 2017 for U.S. Treasury Plus Money Market Fund.
(c)	Direct Shares of U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
(d)	Liquidated on September 22, 2017 for U.S. Treasury Plus Money Market Fund.
(e)	Commencement of offering of class of shares effective August 18, 2017 for U.S. Government Money Market Fund.
(f)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,406	$7,025	$238,073	$45,910
Net realized gain (loss)	36	181	49	263

Change in net assets resulting from operations	25,442	7,206	238,122	46,173

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(1,103)	(389)	(13,483)	(2,037)
From net realized gains	(1)	(5)	— (a)	(16)
Capital
From net investment income	—	—	(126,256)	(25,876)
From net realized gains	—	—	(3)	(169)
Institutional Class
From net investment income	(23,244)	(6,575)	(86,373)	(17,792)
From net realized gains	(37)	(65)	(2)	(129)
Morgan
From net investment income	(175)	(11)	(5,946)	—
From net realized gains	— (a)	(2)	— (a)	(19)
Premier
From net investment income	(883)	(50)	(5,447)	(205)
From net realized gains	(2)	(3)	— (a)	(14)
Reserve (b)
From net investment income	— (a)	— (a)	(559)	—
From net realized gains	—	— (a)	— (a)	(2)
Service (c)
From net investment income	—	—	— (a)	—
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	(25,445)	(7,100)	(238,069)	(46,259)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(5,010)	(1,108,340)	10,037,394	2,704,692

NET ASSETS:
Change in net assets	(5,013)	(1,108,234)	10,037,447	2,704,606
Beginning of period	3,063,096	4,171,330	24,975,548	22,270,942

End of period	$3,058,083	$3,063,096	$35,012,995	$24,975,548

Accumulated undistributed (distributions in excess of) net investment income	$(200)	$(201)	$(593)	$(602)

(a)	Amount rounds to less than 500.
(b)	Liquidated on September 22, 2017 for Federal Money Market Fund.
(c)	Liquidated on September 22, 2017 for 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$98,155	$31,836	$9,459	$1,493
Net realized gain (loss)	287	359	189	350

Change in net assets resulting from operations	98,442	32,195	9,648	1,843

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(4,078)	(805)	(559)	(100)
From net realized gains	(21)	(14)	(9)	(5)
Direct (a)
From net investment income	— (b)	— (b)	—	—
From net realized gains	—	— (b)	—	—
Eagle Class (c)(d)
From net investment income	—	(60)	(1,643)	(144)
From net realized gains	—	—	(63)	(104)
E*Trade (e)
From net investment income	—	—	—	(107)
Institutional Class
From net investment income	(80,666)	(28,382)	(6,259)	(839)
From net realized gains	(348)	(382)	(114)	(48)
Morgan
From net investment income	(39)	(33)	(464)	(233)
From net realized gains	— (b)	(5)	(1)	(54)
Premier
From net investment income	(7,756)	(2,020)	(365)	(31)
From net realized gains	(49)	(66)	(8)	(4)
Reserve (f)
From net investment income	(5,616)	(536)	— (b)	— (b)
From net realized gains	(70)	(116)	—	— (b)
Service
From net investment income	—	—	(169)	(41)
From net realized gains	—	—	(30)	(63)

Total distributions to shareholders	(98,643)	(32,419)	(9,684)	(1,773)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,503,242	(3,588,744)	1,011,088	(1,536,481)

NET ASSETS:
Change in net assets	1,503,041	(3,588,968)	1,011,052	(1,536,411)
Beginning of period	15,380,327	18,969,295	1,666,063	3,202,474

End of period	$16,883,368	$15,380,327	$2,677,115	$1,666,063

Accumulated undistributed (distributions in excess of) net investment income	$(280)	$(280)	$(9)	$(9)

(a)	Liquidated on September 22, 2017 for Tax Free Money Market Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(d)	Liquidated on November 21, 2016 for Tax Free Money Market Fund.
(e)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.
(f)	Liquidated on September 22, 2017 for Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$1	$12,238	$11,298	$126,827
Distributions reinvested	12	3	102	36
Cost of shares redeemed	(2,288)	(47,512)	(22,238)	(599,363)

Change in net assets resulting from Class C capital transactions	$(2,275)	$(35,271)	$(10,838)	$(472,500)

Agency
Proceeds from shares issued	$175,932,980	$379,743,515	$353,640	$270,065
Distributions reinvested	1,165	1,686	37	150
Cost of shares redeemed	(175,443,023)	(386,884,110)	(231,257)	(305,841)

Change in net assets resulting from Agency capital transactions	$491,122	$(7,138,909)	$122,420	$(35,626)

Capital
Proceeds from shares issued	$150,433,736	$522,215,660	$317,213	$3,306,599
Distributions reinvested	123,444	80,419	15	2,242
Cost of shares redeemed	(145,987,910)	(566,901,088)	(323,779)	(5,275,007)

Change in net assets resulting from Capital capital transactions	$4,569,270	$(44,605,009)	$(6,551)	$(1,966,166)

Cash Management (a)
Proceeds from shares issued	$—	$117,472	$—	$—
Distributions reinvested	—	11	—	—
Cost of shares redeemed	—	(605,882)	—	—

Change in net assets resulting from Cash Management capital transactions	$—	$(488,399)	$—	$—

Direct (b)
Proceeds from shares issued	$—	$738,453	$—	$—
Cost of shares redeemed	—	(2,069,406)	—	—

Change in net assets resulting from Direct capital transactions	$—	$(1,330,953)	$—	$—

Eagle Class (b)
Proceeds from shares issued	$—	$1,508,337	$—	$—
Distributions reinvested	—	19	—	—
Cost of shares redeemed	—	(1,904,779)	—	—

Change in net assets resulting from Eagle Class capital transactions	$—	$(396,423)	$—	$—

E*Trade (c)
Proceeds from shares issued	$—	$—	$—	$560,568
Distributions reinvested	—	—	—	23
Cost of shares redeemed	—	—	—	(2,319,074)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$—	$(1,758,483)

IM
Proceeds from shares issued	$11,688,910	$22,258,612	$—	$—
Distributions reinvested	275	—	—	—
Cost of shares redeemed	(11,667,120)	(22,877,189)	—	—

Change in net assets resulting from IM capital transactions	$22,065	$(618,577)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$58,317,191	$117,277,843	$1,787,887	$18,420,449
Distributions reinvested	16,510	14,910	1,955	2,186
Cost of shares redeemed	(55,846,075)	(131,224,782)	(1,088,013)	(24,766,859)

Change in net assets resulting from Institutional Class capital transactions	$2,487,626	$(13,932,029)	$701,829	$(6,344,224)

Investor (b)
Proceeds from shares issued	$—	$314,846	$7,156	$188,204
Distributions reinvested	—	630	42	14
Cost of shares redeemed	—	(2,156,893)	(2,516)	(302,103)

Change in net assets resulting from Investor capital transactions	$—	$(1,841,417)	$4,682	$(113,885)

Morgan
Proceeds from shares issued	$81,855,717	$63,892,010	$112,914	$1,472,123
Distributions reinvested	2,180	874	1,211	289
Cost of shares redeemed	(81,652,318)	(65,235,870)	(102,246)	(2,937,672)

Change in net assets resulting from Morgan capital transactions	$205,579	$(1,342,986)	$11,879	$(1,465,260)

Premier
Proceeds from shares issued	$38,226,415	$58,652,795	$570,364	$355,284
Distributions reinvested	1,480	798	85	16
Cost of shares redeemed	(37,821,906)	(59,997,445)	(372,779)	(331,501)

Change in net assets resulting from Premier capital transactions	$405,989	$(1,343,852)	$197,670	$23,799

Reserve
Proceeds from shares issued	$17,153,665	$24,835,211	$1,031	$15,257,520
Distributions reinvested	50	49	48	11
Cost of shares redeemed	(17,237,285)	(25,666,036)	(2,223)	(15,439,263)

Change in net assets resulting from Reserve capital transactions	$(83,570)	$(830,776)	$(1,144)	$(181,732)

Service (d)
Proceeds from shares issued	$—	$646,112	$—	$7,122,042
Distributions reinvested	—	86	—	— (e)
Cost of shares redeemed	—	(2,693,998)	—	(7,191,657)

Change in net assets resulting from Service capital transactions	$—	$(2,047,800)	$—	$(69,615)

Total change in net assets resulting from capital transactions	$8,095,806	$(75,952,401)	$1,019,947	$(12,383,692)

(a)	Liquidated on December 21, 2016 for Prime Money Market Fund.
(b)	Liquidated on November 21, 2016 for Prime Money Market Fund.
(c)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
(d)	Liquidated on November 21, 2016.
(e)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class C
Issued	1	12,239	11,298	126,795
Reinvested	11	3	102	36
Redeemed	(2,288)	(47,511)	(22,238)	(599,340)

Change in Class C Shares	(2,276)	(35,269)	(10,838)	(472,509)

Agency
Issued	175,884,590	379,720,931	353,640	270,084
Reinvested	1,165	1,686	37	150
Redeemed	(175,394,499)	(386,861,532)	(231,257)	(305,840)

Change in Agency Shares	491,256	(7,138,915)	122,420	(35,606)

Capital
Issued	150,399,180	522,204,125	317,205	3,306,569
Reinvested	123,415	80,413	15	2,242
Redeemed	(145,955,068)	(566,892,265)	(323,771)	(5,274,970)

Change in Capital Shares	4,567,527	(44,607,727)	(6,551)	(1,966,159)

Cash Management (a)
Issued	—	117,476	—	—
Reinvested	—	10	—	—
Redeemed	—	(605,879)	—	—

Change in Cash Management Shares	—	(488,393)	—	—

Direct (b)
Issued	—	738,445	—	—
Redeemed	—	(2,069,406)	—	—

Change in Direct Shares	—	(1,330,961)	—	—

Eagle Class (b)
Issued	—	1,508,311	—	—
Reinvested	—	19	—	—
Redeemed	—	(1,904,752)	—	—

Change in Eagle Class Shares	—	(396,422)	—	—

E*Trade (c)
Issued	—	—	—	560,450
Reinvested	—	—	—	23
Redeemed	—	—	—	(2,319,005)

Change in E*Trade Shares	—	—	—	(1,758,532)

IM
Issued	11,685,923	22,256,939	—	—
Reinvested	275	—	—	—
Redeemed	(11,664,181)	(22,875,676)	—	—

Change in IM Shares	22,017	(618,737)	—	—

Institutional Class
Issued	58,302,140	117,271,864	1,787,882	18,420,473
Reinvested	16,505	14,909	1,955	2,186
Redeemed	(55,831,823)	(131,218,814)	(1,088,010)	(24,766,793)

Change in Institutional Class Shares	2,486,822	(13,932,041)	701,827	(6,344,134)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS: (continued)
Investor (b)
Issued	—	314,845	7,156	188,171
Reinvested	—	630	42	14
Redeemed	—	(2,156,889)	(2,516)	(302,098)

Change in Investor Shares	—	(1,841,414)	4,682	(113,913)

Morgan
Issued	81,838,076	63,885,819	112,912	1,472,068
Reinvested	2,179	874	1,211	289
Redeemed	(81,634,556)	(65,229,681)	(102,244)	(2,937,652)

Change in Morgan Shares	205,699	(1,342,988)	11,879	(1,465,295)

Premier
Issued	38,215,250	58,649,136	570,364	355,283
Reinvested	1,480	798	85	16
Redeemed	(37,810,799)	(59,993,818)	(372,777)	(331,490)

Change in Premier Shares	405,931	(1,343,884)	197,672	23,809

Reserve
Issued	17,149,062	24,831,670	1,031	15,257,516
Reinvested	50	49	48	11
Redeemed	(17,232,671)	(25,662,488)	(2,223)	(15,439,261)

Change in Reserve Shares	(83,559)	(830,769)	(1,144)	(181,734)

Service (d)
Issued	—	646,104	—	7,122,037
Reinvested	—	86	—	— (e)
Redeemed	—	(2,693,950)	—	(7,191,655)

Change in Service Shares	—	(2,047,760)	—	(69,618)

(a)	Liquidated on December 21, 2016 for Prime Money Market Fund.
(b)	Liquidated on November 21, 2016 for Prime Money Market Fund.
(c)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
(d)	Liquidated on November 21, 2016.
(e)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$—	$243,273	$561,583
Distributions reinvested	—	—	641	1
Cost of shares redeemed	—	—	(405,435)	(137,996)

Change in net assets resulting from Class C capital transactions	$—	$—	$(161,521)	$423,588

Agency
Proceeds from shares issued	$1,332,839,837	$960,543,639	$102,127,895	$89,616,204
Distributions reinvested	3,007	681	1,851	384
Cost of shares redeemed	(1,331,824,427)	(955,250,768)	(102,036,811)	(89,735,793)

Change in net assets resulting from Agency capital transactions	$1,018,417	$5,293,552	$92,935	$(119,205)

Capital (a)
Proceeds from shares issued	$1,105,967,727	$867,776,334	$8,532,208	$—
Distributions reinvested	312,296	104,724	2,387	—
Cost of shares redeemed	(1,099,730,645)	(809,729,772)	(5,033,496)	—

Change in net assets resulting from Capital capital transactions	$6,549,378	$58,151,286	$3,501,099	$—

Direct (b)
Proceeds from shares issued	$274,510	$653,302	$131,883	$1,070,240
Distributions reinvested	—	—	—	— (c)
Cost of shares redeemed	(468,347)	(1,329,589)	(137,695)	(1,737,054)

Change in net assets resulting from Direct capital transactions	$(193,837)	$(676,287)	$(5,812)	$(666,814)

Eagle Class (d)
Proceeds from shares issued	$1,400,257	$2,017,445	$—	$— (c)
Distributions reinvested	4,308	99	— (c)	—
Cost of shares redeemed	(1,447,122)	(1,239,534)	(20)	— (c)

Change in net assets resulting from Eagle Class capital transactions	$(42,557)	$778,010	$(20)	$— (c)

Eagle Private Wealth Class (e)
Proceeds from shares issued	$20	$—	$—	$—
Distributions reinvested	— (c)	—	—	—

Change in net assets resulting from Eagle Private Wealth Class capital transactions	$20	$—	$—	$—

E*Trade (f)
Proceeds from shares issued	$397,717	$82,610	$—	$—
Distributions reinvested	277	2	—	—
Cost of shares redeemed	(172,170)	(16,603)	—	—

Change in net assets resulting from E*Trade capital transactions	$225,824	$66,009	$—	$—

IM
Proceeds from shares issued	$20,353,261	$9,101,213	$16,468,071	$30,252,787
Distributions reinvested	14,398	— (c)	17,166	8,580
Cost of shares redeemed	(18,463,543)	(9,159,819)	(20,883,318)	(27,600,008)

Change in net assets resulting from IM capital transactions	$1,904,116	$(58,606)	$(4,398,081)	$2,661,359

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$412,069,575	$322,413,420	$91,735,482	$92,000,688
Distributions reinvested	108,654	25,110	61,952	14,607
Cost of shares redeemed	(416,502,322)	(294,274,416)	(93,109,531)	(85,938,936)

Change in net assets resulting from Institutional Class capital transactions	$(4,324,093)	$28,164,114	$(1,312,097)	$6,076,359

Investor
Proceeds from shares issued	$515,838	$1,826,097	$212,805	$252,586
Distributions reinvested	3,982	445	27	3
Cost of shares redeemed	(691,101)	(4,763,521)	(235,317)	(270,302)

Change in net assets resulting from Investor capital transactions	$(171,281)	$(2,936,979)	$(22,485)	$(17,713)

Morgan
Proceeds from shares issued	$202,793,121	$219,568,581	$36,942,807	$29,431,423
Distributions reinvested	2,654	104	235	1
Cost of shares redeemed	(204,024,871)	(219,337,541)	(36,904,251)	(29,892,808)

Change in net assets resulting from Morgan capital transactions	$(1,229,096)	$231,144	$38,791	$(461,384)

Premier
Proceeds from shares issued	$200,367,318	$217,608,292	$10,216,013	$12,072,193
Distributions reinvested	2,194	223	663	27
Cost of shares redeemed	(202,634,298)	(217,414,534)	(10,245,612)	(11,675,896)

Change in net assets resulting from Premier capital transactions	$(2,264,786)	$193,981	$(28,936)	$396,324

Reserve
Proceeds from shares issued	$10,773,546	$5,065,574	$16,088,298	$18,988,886
Distributions reinvested	238	5	49	— (c)
Cost of shares redeemed	(10,833,988)	(4,962,337)	(16,185,555)	(19,559,018)

Change in net assets resulting from Reserve capital transactions	$(60,204)	$103,242	$(97,208)	$(570,132)

Service (d)
Proceeds from shares issued	$3,994,455	$5,904,865	$—	$— (c)
Distributions reinvested	1,228	176	—	—
Cost of shares redeemed	(4,785,330)	(3,861,716)	(20)	— (c)

Change in net assets resulting from Service capital transactions	$(789,647)	$2,043,325	$(20)	$— (c)

Total change in net assets resulting from capital transactions	$622,254	$91,352,791	$(2,393,355)	$7,722,382

(a)	Commencement of offering of class of shares effective September 22, 2017 for U.S. Treasury Plus Money Market Fund.
(b)	Direct Shares of U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
(c)	Amount rounds to less than 500.
(d)	Liquidated on September 22, 2017 for U.S. Treasury Plus Money Market Fund.
(e)	Commencement of offering of class of shares effective August 18, 2017 for U.S. Government Money Market Fund.
(f)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class C
Issued	—	—	243,273	561,567
Reinvested	—	—	641	1
Redeemed	—	—	(405,435)	(137,982)

Change in Class C Shares	—	—	(161,521)	423,586

Agency
Issued	1,332,839,837	960,543,597	102,127,895	89,616,180
Reinvested	3,007	681	1,851	384
Redeemed	(1,331,824,427)	(955,250,768)	(102,036,811)	(89,735,782)

Change in Agency Shares	1,018,417	5,293,510	92,935	(119,218)

Capital (a)
Issued	1,105,967,727	867,776,312	8,532,208	—
Reinvested	312,296	104,724	2,387	—
Redeemed	(1,099,730,645)	(809,729,626)	(5,033,496)	—

Change in Capital Shares	6,549,378	58,151,410	3,501,099	—

Direct (b)
Issued	274,510	653,289	131,883	1,070,214
Reinvested	—	—	—	— (c)
Redeemed	(468,347)	(1,329,589)	(137,695)	(1,737,053)

Change in Direct Shares	(193,837)	(676,300)	(5,812)	(666,839)

Eagle Class (d)
Issued	1,400,257	2,017,436	—	—
Reinvested	4,308	99	— (c)	—
Redeemed	(1,447,122)	(1,239,525)	(20)	—

Change in Eagle Class Shares	(42,557)	778,010	(20)	—

Eagle Private Wealth Class (e)
Issued	20	—	—	—
Reinvested	— (c)	—	—	—

Change in Eagle Private Wealth Class Shares	20	—	—	—

E*Trade (f)
Issued	397,717	82,610	—	—
Reinvested	277	2	—	—
Redeemed	(172,170)	(16,603)	—	—

Change in E*Trade Shares	225,824	66,009	—	—

IM
Issued	20,353,261	9,101,204	16,468,071	30,252,717
Reinvested	14,398	— (c)	17,166	8,580
Redeemed	(18,463,543)	(9,159,818)	(20,883,318)	(27,599,910)

Change in IM Shares	1,904,116	(58,614)	(4,398,081)	2,661,387

Institutional Class
Issued	412,069,575	322,413,414	91,735,482	92,000,623
Reinvested	108,654	25,110	61,952	14,607
Redeemed	(416,502,322)	(294,274,330)	(93,109,531)	(85,938,815)

Change in Institutional Class Shares	(4,324,093)	28,164,194	(1,312,097)	6,076,415

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS: (continued)
Investor
Issued	515,838	1,826,031	212,805	252,582
Reinvested	3,982	445	27	3
Redeemed	(691,101)	(4,763,517)	(235,317)	(270,301)

Change in Investor Shares	(171,281)	(2,937,041)	(22,485)	(17,716)

Morgan
Issued	202,793,121	219,568,543	36,942,807	29,431,398
Reinvested	2,654	104	235	1
Redeemed	(204,024,871)	(219,337,527)	(36,904,251)	(29,892,799)

Change in Morgan Shares	(1,229,096)	231,120	38,791	(461,400)

Premier
Issued	200,367,318	217,608,215	10,216,013	12,072,185
Reinvested	2,194	223	663	27
Redeemed	(202,634,298)	(217,414,513)	(10,245,612)	(11,675,887)

Change in Premier Shares	(2,264,786)	193,925	(28,936)	396,325

Reserve
Issued	10,773,546	5,065,574	16,088,298	18,988,854
Reinvested	238	5	49	— (c)
Redeemed	(10,833,988)	(4,962,337)	(16,185,555)	(19,559,011)

Change in Reserve Shares	(60,204)	103,242	(97,208)	(570,157)

Service (d)
Issued	3,994,455	5,904,852	—	—
Reinvested	1,228	176	—	—
Redeemed	(4,785,330)	(3,861,701)	(20)	—

Change in Service Shares	(789,647)	2,043,327	(20)	—

(a)	Commencement of offering of class of shares effective September 22, 2017 for U.S. Treasury Plus Money Market Fund.
(b)	Direct Shares of U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
(c)	Amount rounds to less than 500.
(d)	Liquidated on September 22, 2017 for U.S. Treasury Plus Money Market Fund.
(e)	Commencement of offering of class of shares effective August 18, 2017 for U.S. Government Money Market Fund.
(f)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$2,358,284	$2,236,077	$189,633,479	$70,172,773
Distributions reinvested	155	57	3,553	702
Cost of shares redeemed	(2,364,215)	(2,336,869)	(189,504,709)	(70,220,483)

Change in net assets resulting from Agency capital transactions	$(5,776)	$(100,735)	$132,323	$(47,008)

Capital
Proceeds from shares issued	$—	$—	$69,563,507	$59,229,311
Distributions reinvested	—	—	75,067	15,762
Cost of shares redeemed	—	—	(62,060,124)	(57,293,287)

Change in net assets resulting from Capital capital transactions	$—	$—	$7,578,450	$1,951,786

Institutional Class
Proceeds from shares issued	$10,114,086	$11,153,398	$37,650,859	$24,821,292
Distributions reinvested	7,270	2,197	28,093	5,923
Cost of shares redeemed	(10,220,012)	(12,004,403)	(35,995,237)	(22,791,172)

Change in net assets resulting from Institutional Class capital transactions	$(98,656)	$(848,808)	$1,683,715	$2,036,043

Morgan
Proceeds from shares issued	$375,535	$1,134,696	$108,157,082	$207,788,039
Distributions reinvested	120	6	2,930	4
Cost of shares redeemed	(396,520)	(1,213,341)	(107,690,922)	(208,629,826)

Change in net assets resulting from Morgan capital transactions	$(20,865)	$(78,639)	$469,090	$(841,783)

Premier
Proceeds from shares issued	$705,346	$398,529	$22,204,004	$27,876,557
Distributions reinvested	247	16	976	32
Cost of shares redeemed	(585,080)	(461,076)	(22,213,956)	(28,238,017)

Change in net assets resulting from Premier capital transactions	$120,513	$(62,531)	$(8,976)	$(361,428)

Reserve (a)
Proceeds from shares issued	$1	$15,114	$1,219,652	$444,881
Distributions reinvested	— (b)	— (b)	62	1
Cost of shares redeemed	(227)	(32,741)	(1,036,902)	(477,800)

Change in net assets resulting from Reserve capital transactions	$(226)	$(17,627)	$182,812	$(32,918)

Service (c)
Proceeds from shares issued	$—	$—	$—	$— (b)
Distributions reinvested	—	—	— (b)	— (b)
Cost of shares redeemed	—	—	(20)	— (b)

Change in net assets resulting from Service capital transactions	$—	$—	$(20)	$— (b)

Total change in net assets resulting from capital transactions	$(5,010)	$(1,108,340)	$10,037,394	$2,704,692

(a)	Liquidated on September 22, 2017 for Federal Money Market Fund.
(b)	Amount rounds to less than 500.
(c)	Liquidated on September 22, 2017 for 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Agency
Issued	2,358,268	2,235,927	189,633,479	70,172,763
Reinvested	155	57	3,553	702
Redeemed	(2,364,207)	(2,336,702)	(189,504,709)	(70,220,478)

Change in Agency Shares	(5,784)	(100,718)	132,323	(47,013)

Capital
Issued	—	—	69,563,507	59,229,353
Reinvested	—	—	75,067	15,762
Redeemed	—	—	(62,060,124)	(57,293,273)

Change in Capital Shares	—	—	7,578,450	1,951,842

Institutional Class
Issued	10,114,077	11,153,241	37,650,859	24,821,235
Reinvested	7,270	2,197	28,093	5,923
Redeemed	(10,219,997)	(12,004,229)	(35,995,237)	(22,791,152)

Change in Institutional Class Shares	(98,650)	(848,791)	1,683,715	2,036,006

Morgan
Issued	375,529	1,134,622	108,157,082	207,788,038
Reinvested	120	6	2,930	4
Redeemed	(396,514)	(1,213,283)	(107,690,922)	(208,629,826)

Change in Morgan Shares	(20,865)	(78,655)	469,090	(841,784)

Premier
Issued	705,344	398,490	22,204,004	27,876,528
Reinvested	247	16	976	32
Redeemed	(585,076)	(461,054)	(22,213,956)	(28,238,017)

Change in Premier Shares	120,515	(62,548)	(8,976)	(361,457)

Reserve (a)
Issued	1	15,112	1,219,652	444,897
Reinvested	— (b)	— (b)	62	1
Redeemed	(227)	(32,740)	(1,036,902)	(477,799)

Change in Reserve Shares	(226)	(17,628)	182,812	(32,901)

Service (c)
Issued	—	—	—	—
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(20)	—

Change in Service Shares	—	—	(20)	— (b)

(a)	Liquidated on September 22, 2017 for Federal Money Market Fund.
(b)	Amount rounds to less than 500.
(c)	Liquidated on September 22, 2017 for 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,261,185	$1,173,177	$219,019	$405,369
Distributions reinvested	249	129	7	3
Cost of shares redeemed	(867,975)	(1,080,190)	(113,823)	(563,023)

Change in net assets resulting from Agency capital transactions	$393,459	$93,116	$105,203	$(157,651)

Direct (a)
Proceeds from shares issued	$—	$— (b)	$—	$—
Distributions reinvested	— (b)	— (b)	—	—
Cost of shares redeemed	(20)	— (b)	—	—

Change in net assets resulting from Direct capital transactions	$(20)	$— (b)	$—	$—

Eagle Class (c)(d)
Proceeds from shares issued	$—	$526,223	$621,811	$917,484
Distributions reinvested	—	52	1,695	247
Cost of shares redeemed	—	(1,827,484)	(693,449)	(298,683)

Change in net assets resulting from Eagle Class capital transactions	$—	$(1,301,209)	$(69,943)	$619,048

E*Trade (e)
Proceeds from shares issued	$—	$—	$—	$387,263
Distributions reinvested	—	—	—	101
Cost of shares redeemed	—	—	—	(2,322,814)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$—	$(1,935,450)

Institutional Class
Proceeds from shares issued	$36,962,830	$55,334,102	$4,115,619	$1,015,205
Distributions reinvested	5,287	1,806	3,024	623
Cost of shares redeemed	(35,565,002)	(54,775,195)	(2,846,718)	(845,185)

Change in net assets resulting from Institutional Class capital transactions	$1,403,115	$560,713	$1,271,925	$170,643

Morgan
Proceeds from shares issued	$6,169	$4,322,217	$238,782	$697,762
Distributions reinvested	39	6	421	283
Cost of shares redeemed	(8,121)	(4,422,133)	(538,210)	(772,779)

Change in net assets resulting from Morgan capital transactions	$(1,913)	$(99,910)	$(299,007)	$(74,734)

Premier
Proceeds from shares issued	$5,672,681	$7,176,551	$188,701	$62,390
Distributions reinvested	109	36	25	5
Cost of shares redeemed	(5,825,895)	(8,447,310)	(103,934)	(59,318)

Change in net assets resulting from Premier capital transactions	$(153,105)	$(1,270,723)	$84,792	$3,077

Reserve (f)
Proceeds from shares issued	$9,371,823	$9,485,665	$152	$1,104,488
Distributions reinvested	15	22	— (b)	— (b)
Cost of shares redeemed	(9,510,132)	(11,056,418)	(304)	(1,114,132)

Change in net assets resulting from Reserve capital transactions	$(138,294)	$(1,570,731)	$(152)	$(9,644)

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$—	$—	$195,492	$1,822,080
Distributions reinvested	—	—	199	104
Cost of shares redeemed	—	—	(277,421)	(1,973,954)

Change in net assets resulting from Service capital transactions	$—	$—	$(81,730)	$(151,770)

Total change in net assets resulting from capital transactions	$1,503,242	$(3,588,744)	$1,011,088	$(1,536,481)

(a)	Liquidated on September 22, 2017 for Tax Free Money Market Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(d)	Liquidated on November 21, 2016 for Tax Free Money Market Fund.
(e)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.
(f)	Liquidated on September 22, 2017 for Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Agency
Issued	1,261,185	1,173,169	219,017	405,366
Reinvested	249	129	7	3
Redeemed	(867,975)	(1,080,184)	(113,823)	(563,017)

Change in Agency Shares	393,459	93,114	105,201	(157,648)

Direct (a)
Issued	—	—	—	—
Reinvested	— (b)	— (b)	—	—
Redeemed	(20)	—	—	—

Change in Direct Shares	(20)	— (b)	—	—

Eagle Class (c)(d)
Issued	—	526,207	621,811	917,396
Reinvested	—	52	1,695	247
Redeemed	—	(1,827,417)	(693,446)	(298,672)

Change in Eagle Class Shares	—	(1,301,158)	(69,940)	618,971

E*Trade (e)
Issued	—	—	—	387,267
Reinvested	—	—	—	101
Redeemed	—	—	—	(2,322,670)

Change in E*Trade Shares	—	—	—	(1,935,302)

Institutional Class
Issued	36,962,830	55,333,976	4,115,584	1,015,172
Reinvested	5,287	1,806	3,024	623
Redeemed	(35,565,002)	(54,775,141)	(2,846,718)	(845,176)

Change in Institutional Class Shares	1,403,115	560,641	1,271,890	170,619

Morgan
Issued	6,169	4,322,215	238,782	697,724
Reinvested	39	6	421	283
Redeemed	(8,121)	(4,422,131)	(538,182)	(772,764)

Change in Morgan Shares	(1,913)	(99,910)	(298,979)	(74,757)

Premier
Issued	5,672,681	7,176,554	188,699	62,384
Reinvested	109	36	25	5
Redeemed	(5,825,895)	(8,447,274)	(103,934)	(59,315)

Change in Premier Shares	(153,105)	(1,270,684)	84,790	3,074

Reserve (f)
Issued	9,371,823	9,485,590	152	1,104,488
Reinvested	15	22	— (b)	— (b)
Redeemed	(9,510,132)	(11,056,359)	(304)	(1,114,132)

Change in Reserve Shares	(138,294)	(1,570,747)	(152)	(9,644)

Service
Issued	—	—	195,492	1,822,036
Reinvested	—	—	199	104
Redeemed	—	—	(277,413)	(1,973,935)

Change in Service Shares	—	—	(81,722)	(151,795)

(a)	Liquidated on September 22, 2017 for Tax Free Money Market Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(d)	Liquidated on November 21, 2016 for Tax Free Money Market Fund.
(e)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.
(f)	Liquidated on September 22, 2017 for Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund*
Class C
Year Ended February 28, 2018	$1.0004	$0.0039	(b)	$—	(c)	$0.0039		$(0.0042)		$—	(c)	$(0.0042)
Year Ended February 28, 2017	1.0000	0.0001	(b)	0.0006		0.0007		(0.0003)		—	(c)	(0.0003)
Year Ended February 29, 2016	1.00	—	(b)(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Agency
Year Ended February 28, 2018	1.0004	0.0114	(b)	(0.0004)		0.0110		(0.0113)		—	(c)	(0.0113)
Year Ended February 28, 2017	1.0000	0.0036	(b)	0.0016		0.0052		(0.0048)		—	(c)	(0.0048)
Year Ended February 29, 2016	1.00	—	(b)(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Capital
Year Ended February 28, 2018	1.0004	0.0122	(b)	(0.0004)		0.0118		(0.0121)		—	(c)	(0.0121)
Year Ended February 28, 2017	1.0000	0.0047	(b)	0.0014		0.0061		(0.0057)		—	(c)	(0.0057)
Year Ended February 29, 2016	1.00	—	(b)(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Year Ended February 28, 2018	1.0004	0.0124	(b)	(0.0004)		0.0120		(0.0123)		—	(c)	(0.0123)
Year Ended February 28, 2017	1.0000	0.0055	(b)	0.0007		0.0062		(0.0058)		—	(c)	(0.0058)
Year Ended February 29, 2016	1.00	—	(b)(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2018	1.0004	0.0119	(b)	(0.0004)		0.0115		(0.0118)		—	(c)	(0.0118)
Year Ended February 28, 2017	1.0000	0.0044	(b)	0.0014		0.0058		(0.0054)		—	(c)	(0.0054)
Year Ended February 29, 2016	1.00	—	(b)(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Year Ended February 28, 2018	1.0004	0.0089	(b)	(0.0005)		0.0084		(0.0087)		—	(c)	(0.0087)
Year Ended February 28, 2017	1.0000	0.0014	(b)	0.0012		0.0026		(0.0022)		—	(c)	(0.0022)
Year Ended February 29, 2016	1.00	—	(b)(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Year Ended February 28, 2018	1.0004	0.0096	(b)	(0.0005)		0.0091		(0.0094)		—	(c)	(0.0094)
Year Ended February 28, 2017	1.0000	0.0020	(b)	0.0013		0.0033		(0.0029)		—	(c)	(0.0029)
Year Ended February 29, 2016	1.00	—	(b)(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Year Ended February 28, 2018	1.0004	0.0062	(b)	0.0004		0.0066		(0.0069)		—	(c)	(0.0069)
Year Ended February 28, 2017	1.0000	0.0003	(b)	0.0013		0.0016		(0.0012)		—	(c)	(0.0012)
Year Ended February 29, 2016	1.00	—	(b)(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.00005.
(d)	Amount rounds to less than $0.005.
*	The Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0001	0.39%	$2,012	0.97%	0.39%	2.27%
1.0004	0.07	4,289	0.60	0.01	1.20
1.00	0.01	39,558	0.34	0.01	1.18
1.00	0.01	16,897	0.22	0.01	1.16
1.00	0.01	17,658	0.23	0.01	1.16

1.0001	1.10	1,494,001	0.26	1.14	0.31
1.0004	0.52	1,002,964	0.26	0.36	0.31
1.00	0.07	8,141,439	0.26	0.07	0.31
1.00	0.01	6,603,508	0.22	0.01	0.31
1.00	0.01	7,565,361	0.23	0.01	0.31

1.0001	1.18	24,654,174	0.18	1.22	0.21
1.0004	0.61	20,091,103	0.17	0.47	0.21
1.00	0.14	64,690,852	0.18	0.14	0.21
1.00	0.05	66,140,350	0.18	0.05	0.21
1.00	0.06	68,193,741	0.18	0.06	0.21

1.0001	1.21	2,032,079	0.16	1.24	0.16
1.0004	0.62	2,010,581	0.16	0.55	0.17
1.00	0.17	2,628,508	0.16	0.16	0.16
1.00	0.07	3,749,460	0.16	0.08	0.16
1.00	0.08	100	0.16	0.08	0.16

1.0001	1.15	8,567,374	0.21	1.19	0.26
1.0004	0.58	6,081,787	0.20	0.44	0.26
1.00	0.11	20,011,248	0.21	0.10	0.26
1.00	0.02	27,718,738	0.21	0.02	0.26
1.00	0.03	29,139,007	0.21	0.03	0.26

1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54
1.00	0.01	1,877,099	0.31	0.01	0.52
1.00	0.01	2,278,962	0.22	0.01	0.51
1.00	0.01	2,332,919	0.23	0.01	0.51

1.0001	0.91	1,093,169	0.45	0.96	0.46
1.0004	0.33	687,368	0.45	0.20	0.46
1.00	0.02	2,030,985	0.30	0.02	0.46
1.00	0.01	1,589,780	0.22	0.01	0.46
1.00	0.01	2,021,372	0.23	0.01	0.46

1.0001	0.66	15,846	0.70	0.62	0.76
1.0004	0.16	99,446	0.58	0.03	0.71
1.00	0.01	930,188	0.31	0.01	0.71
1.00	0.01	1,154,468	0.22	0.01	0.71
1.00	0.01	1,426,646	0.23	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class C
Year Ended February 28, 2018	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.40%	$22,267	0.97%	0.38%	1.20%
1.00	0.04	33,104	0.55	0.01	1.18
1.00	0.01	505,609	0.33	0.01	1.18
1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18

1.00	1.11	158,527	0.26	1.16	0.34
1.00	0.45	36,107	0.26	0.39	0.35
1.00	0.08	71,741	0.26	0.07	0.33
1.00	0.01	95,650	0.24	0.01	0.32
1.00	0.01	71,955	0.24	0.01	0.33

1.00	1.19	98,814	0.18	1.36	0.24
1.00	0.53	105,366	0.18	0.38	0.22
1.00	0.16	2,071,483	0.18	0.15	0.22
1.00	0.07	2,889,536	0.18	0.06	0.22
1.00	0.07	3,795,256	0.18	0.07	0.23

1.00	0.01	—	0.54	0.01	1.08
1.00	0.01	1,758,478	0.30	0.01	1.07
1.00	0.03	7,497,985	0.22	0.03	1.07
1.00	0.05	5,922,072	0.20	0.05	1.08

1.00	1.16	988,333	0.21	1.21	0.29
1.00	0.50	286,502	0.21	0.37	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28
1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28

1.00	0.86	8,616	0.51	0.89	0.55
1.00	0.21	3,933	0.51	0.07	0.53
1.00	0.02	117,816	0.32	0.01	0.53
1.00	0.01	116,196	0.23	0.01	0.52
1.00	0.01	753,825	0.24	0.01	0.53

1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64
1.00	0.01	1,609,448	0.33	0.01	0.63
1.00	0.01	1,684,561	0.24	0.01	0.62
1.00	0.01	2,367,494	0.24	0.01	0.63

1.00	0.92	353,810	0.45	0.95	0.49
1.00	0.26	156,136	0.45	0.18	0.48
1.00	0.02	132,337	0.32	0.02	0.48
1.00	0.01	118,152	0.24	0.01	0.47
1.00	0.01	130,733	0.24	0.01	0.48

1.00	0.67	6,527	0.70	0.65	0.74
1.00	0.12	7,672	0.55	0.02	0.73
1.00	0.01	189,404	0.33	0.01	0.73
1.00	0.01	172,653	0.24	0.01	0.72
1.00	0.01	184,873	0.24	0.01	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Year Ended February 28, 2018	$1.00	$0.01	(d)	—	(e)	$0.01		$(0.01)		$—	(e)	$(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct (f)
For the period ended November 22, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Private Wealth Class
August 18, 2017(g) through February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 9, 2016(g) through February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Direct Shares of U.S. Government Money Market Fund had no assets from the close of business on November 22, 2017.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.81%	$13,906,062	0.26%	0.80%	0.31%
1.00	0.22	12,887,975	0.25	0.22	0.31
1.00	0.02	7,594,151	0.15	0.02	0.31
1.00	0.01	7,428,617	0.08	0.01	0.31
1.00	0.01	7,098,492	0.09	0.01	0.31

1.00	0.89	92,747,537	0.18	0.88	0.21
1.00	0.33	86,200,153	0.14	0.35	0.21
1.00	0.04	28,046,995	0.14	0.04	0.21
1.00	0.01	32,973,407	0.07	0.01	0.21
1.00	0.01	25,817,838	0.09	0.01	0.21

1.00	0.49	—	0.30	0.65	0.31
1.00	0.19	193,840	0.29	0.16	0.31
1.00	0.02	870,118	0.18	0.02	0.31
1.00	0.01	294,989	0.07	0.01	0.31
1.00	0.01	281,437	0.09	0.01	0.31

1.00	0.37	1,172,819	0.70	0.36	0.71
1.00	0.01	1,215,409	0.49	0.01	0.71
1.00	0.01	437,372	0.18	0.01	0.71
1.00	0.01	351,014	0.07	0.01	0.71
1.00	0.01	1,838,360	0.09	0.01	0.71

1.00	0.49	20	0.30	0.92	0.33

1.00	0.13	291,828	0.97	0.17	1.06
1.00	0.02	66,010	0.56	0.01	1.07

1.00	0.91	2,493,731	0.16	0.96	0.16
1.00	0.33	589,694	0.14	0.34	0.16
1.00	0.05	648,289	0.13	0.05	0.16
1.00	0.01	1,142,811	0.07	0.01	0.16
1.00	0.01	563,436	0.08	0.02	0.16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Institutional Class
Year Ended February 28, 2018	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—	(e)	$(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.86%	$32,544,047	0.21%	0.85%	0.26%
1.00	0.30	36,869,073	0.17	0.33	0.26
1.00	0.04	8,704,148	0.15	0.03	0.26
1.00	0.01	8,279,641	0.07	0.01	0.26
1.00	0.01	7,099,746	0.09	0.01	0.26

1.00	0.56	748,306	0.51	0.54	0.51
1.00	0.03	919,604	0.42	0.02	0.51
1.00	0.01	3,856,545	0.18	0.01	0.51
1.00	0.01	3,066,013	0.07	0.01	0.51
1.00	0.01	3,664,674	0.09	0.01	0.51

1.00	0.48	1,231,217	0.59	0.44	0.61
1.00	0.02	2,460,361	0.46	0.02	0.61
1.00	0.01	2,229,161	0.17	0.01	0.61
1.00	0.01	2,039,361	0.08	0.01	0.61
1.00	0.01	2,435,725	0.09	0.01	0.61

1.00	0.62	5,500,002	0.45	0.60	0.46
1.00	0.06	7,765,009	0.42	0.06	0.46
1.00	0.01	7,570,828	0.18	0.01	0.46
1.00	0.01	3,441,795	0.07	0.01	0.46
1.00	0.01	3,646,033	0.09	0.01	0.46

1.00	0.37	59,334	0.70	0.33	0.71
1.00	0.01	119,542	0.49	0.01	0.71
1.00	0.01	16,298	0.12	0.01	0.71
1.00	0.01	150,289	0.08	0.01	0.71
1.00	0.01	48,890	0.09	0.01	0.71

1.00	0.09	1,649,354	0.93	0.08	1.06
1.00	0.01	2,439,027	0.50	0.01	1.06
1.00	0.01	395,656	0.15	0.01	1.06
1.00	0.01	913,521	0.07	0.01	1.06
1.00	0.01	898,352	0.09	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class C
Year Ended February 28, 2018	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
September 22, 2017 (g) through February 28, 2018	1.00	0.01	(d)	(0.01)		—	(e)	—	(e)	—	(e)	—	(e)

Direct (h)
For the period ended November 22, 2017	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.
(h)	Direct Shares of U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.15%		$417,056	0.90%	0.13%		1.16%
1.00	0.00	(f)	578,579	0.48	0.00	(f)	1.16
1.00	0.00	(f)	154,988	0.15	0.00	(f)	1.16
1.00	0.00	(f)	168,863	0.07	0.00	(f)	1.16
1.00	0.00	(f)	142,412	0.08	0.00	(f)	1.16

1.00	0.81		930,654	0.26	0.82		0.31
1.00	0.18		837,723	0.26	0.17		0.31
1.00	0.01		956,921	0.15	0.01		0.31
1.00	0.00	(f)	858,260	0.07	0.00	(f)	0.31
1.00	0.00	(f)	2,590,914	0.08	0.00	(f)	0.31

1.00	0.47		3,501,095	0.18	1.17		0.21

1.00	0.48		—	0.30	0.71		0.31
1.00	0.14		5,812	0.30	0.09		0.31
1.00	0.01		672,625	0.13	0.00	(f)	0.31
1.00	0.00	(f)	1,222,018	0.07	0.00	(f)	0.31
1.00	0.00	(f)	1,655,840	0.08	0.00	(f)	0.31

1.00	0.90		3,051,574	0.16	0.81		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16
1.00	0.04		4,788,250	0.12	0.04		0.16
1.00	0.00	(f)	3,045,746	0.07	0.00	(f)	0.16
1.00	0.00	(f)	1,931,586	0.07	0.00	(f)	0.16

1.00	0.86		13,500,900	0.21	0.84		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26
1.00	0.02		8,736,623	0.13	0.02		0.26
1.00	0.00	(f)	6,516,731	0.07	0.00	(f)	0.26
1.00	0.00	(f)	7,296,339	0.08	0.00	(f)	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Investor
Year Ended February 28, 2018	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—	(e)	$(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.55%		$48,818	0.51%	0.52%		0.51%
1.00	0.02		71,303	0.42	0.02		0.51
1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51
1.00	0.00	(f)	181,909	0.07	0.00	(f)	0.51
1.00	0.00	(f)	237,466	0.08	0.00	(f)	0.51

1.00	0.47		283,619	0.59	0.48		0.62
1.00	0.00	(f)	244,830	0.43	0.00	(f)	0.61
1.00	0.00	(f)	706,209	0.15	0.00	(f)	0.61
1.00	0.00	(f)	734,788	0.07	0.00	(f)	0.61
1.00	0.00	(f)	612,152	0.08	0.00	(f)	0.61

1.00	0.61		611,645	0.45	0.61		0.46
1.00	0.03		640,584	0.41	0.04		0.46
1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46
1.00	0.00	(f)	383,019	0.07	0.00	(f)	0.46
1.00	0.00	(f)	493,950	0.08	0.00	(f)	0.46

1.00	0.37		12,246	0.70	0.28		0.71
1.00	0.00	(f)	109,454	0.40	0.00	(f)	0.71
1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71
1.00	0.00	(f)	847,101	0.07	0.00	(f)	0.71
1.00	0.00	(f)	943,099	0.08	0.00	(f)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Year Ended February 28, 2018	$1.00	$0.01	(b)	$—	(c)	$0.01		$(0.01)		$—	(c)	$(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 28, 2018	1.00	0.01	(b)	—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 28, 2018	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2018	1.00	0.01	(b)	—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.80%	$127,451	0.26%	0.77%		0.33%
1.00	0.20	133,227	0.26	0.19		0.35
1.00	0.02	233,955	0.16	0.02		0.33
1.00	0.01	84,778	0.07	0.00	(d)	0.35
1.00	0.01	233,285	0.08	0.01		0.34

1.00	0.85	2,668,613	0.21	0.84		0.28
1.00	0.25	2,767,271	0.21	0.25		0.30
1.00	0.03	3,615,992	0.13	0.03		0.28
1.00	0.01	3,995,934	0.06	0.01		0.30
1.00	0.01	3,835,871	0.07	0.01		0.29

1.00	0.46	32,224	0.59	0.44		0.69
1.00	0.02	53,090	0.42	0.01		0.67
1.00	0.01	131,723	0.16	0.01		0.65
1.00	0.01	111,292	0.07	0.01		0.65
1.00	0.01	96,652	0.07	0.01		0.64

1.00	0.60	229,795	0.45	0.65		0.48
1.00	0.04	109,282	0.41	0.04		0.50
1.00	0.01	171,808	0.14	0.01		0.49
1.00	0.01	219,792	0.06	0.01		0.50
1.00	0.01	277,420	0.07	0.01		0.49

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Year Ended February 28, 2018	$1.00	$0.01	(b)	$—	(c)	$0.01		$(0.01)		$—	(c)	$(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Capital
Year Ended February 28, 2018	1.00	0.01	(b)	—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 28, 2018	1.00	0.01	(b)	—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 28, 2018	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2018	1.00	0.01	(b)	—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 28, 2018	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.79%		$1,981,066	0.26%	0.80%		0.31%
1.00	0.15		1,848,739	0.26	0.15		0.31
1.00	0.01		1,895,744	0.10	0.01		0.31
1.00	0.00	(d)	1,700,093	0.05	0.00		0.31
1.00	0.00	(d)	1,991,907	0.07	0.00		0.31

1.00	0.87		19,208,530	0.18	0.89		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21
1.00	0.02		9,678,309	0.08	0.01		0.21
1.00	0.00	(d)	8,717,551	0.04	0.00		0.21
1.00	0.00	(d)	9,468,647	0.06	0.00		0.21

1.00	0.84		11,098,506	0.21	0.83		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26
1.00	0.01		7,378,773	0.08	0.01		0.26
1.00	0.00	(d)	10,302,127	0.04	0.00		0.26
1.00	0.00	(d)	9,143,359	0.06	0.00		0.26

1.00	0.45		1,617,985	0.59	0.46		0.61
1.00	0.00	(d)	1,148,892	0.40	0.00	(d)	0.61
1.00	0.00	(d)	1,990,677	0.10	0.00	(d)	0.61
1.00	0.00	(d)	1,477,551	0.05	0.00		0.61
1.00	0.00	(d)	1,625,797	0.07	0.00		0.61

1.00	0.59		848,906	0.45	0.59		0.46
1.00	0.02		857,883	0.38	0.02		0.46
1.00	0.00	(d)	1,219,310	0.10	0.00	(d)	0.46
1.00	0.00	(d)	1,259,597	0.04	0.00		0.46
1.00	0.00	(d)	1,130,636	0.07	0.00		0.46

1.00	0.35		258,002	0.70	0.41		0.71
1.00	0.00	(d)	75,190	0.41	0.00		0.71
1.00	0.00	(d)	108,109	0.14	0.00	(d)	0.71
1.00	0.00	(d)	46,667	0.04	0.00		0.71
1.00	0.00	(d)	44,246	0.07	0.00		0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Year Ended February 28, 2018	$1.00	$0.01	(b)	$—	(c)	$0.01		$(0.01)		$—	(c)	$(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 28, 2018	1.00	0.01	(b)	—	(c)	0.01		(0.01)		—	(c)	(0.01)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 28, 2018	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2018	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 28, 2018	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.68%	$831,137	0.26%	0.70%	0.31%
1.00	0.27	437,689	0.25	0.26	0.31
1.00	0.03	344,578	0.05	0.01	0.31
1.00	0.02	322,389	0.07	0.01	0.31
1.00	0.02	307,751	0.12	0.01	0.31

1.00	0.73	11,970,538	0.21	0.73	0.26
1.00	0.32	10,567,571	0.20	0.31	0.26
1.00	0.03	10,007,028	0.04	0.01	0.26
1.00	0.02	11,663,024	0.07	0.01	0.26
1.00	0.02	10,650,809	0.10	0.01	0.26

1.00	0.35	9,555	0.59	0.34	0.66
1.00	0.05	11,468	0.44	0.04	0.62
1.00	0.03	111,381	0.04	0.01	0.62
1.00	0.02	109,439	0.08	0.01	0.61
1.00	0.02	280,117	0.12	0.01	0.61

1.00	0.49	1,560,291	0.45	0.48	0.46
1.00	0.12	1,713,414	0.38	0.10	0.46
1.00	0.03	2,984,160	0.04	0.01	0.46
1.00	0.02	2,593,113	0.07	0.01	0.46
1.00	0.02	2,390,160	0.12	0.01	0.46

1.00	0.24	2,511,847	0.70	0.23	0.71
1.00	0.02	2,650,165	0.47	0.02	0.71
1.00	0.03	4,220,927	0.04	0.01	0.71
1.00	0.02	4,208,768	0.07	0.01	0.71
1.00	0.02	4,484,279	0.12	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Year Ended February 28, 2018	$1.00	$0.01	(d)	$—	(e)	$0.01		$(0.01)		$—	(e)	$(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Eagle Class
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
July 1, 2016 (f) through February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Morgan
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Premier
Year Ended February 28, 2018	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Service
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.73%		$140,809	0.26%	0.76%		0.35%
1.00	0.33		35,608	0.23	0.20		0.33
1.00	0.01		193,260	0.08	0.01		0.32
1.00	0.01		81,196	0.12	0.01		0.32
1.00	0.01		39,280	0.19	0.01		0.32

1.00	0.29		549,053	0.70	0.27		0.75
1.00	0.04		619,001	0.67	0.04		0.76

1.00	0.01		—	0.41	0.01		1.07
1.00	0.01		1,935,318	0.08	0.01		1.07
1.00	0.01		2,000,898	0.13	0.01		1.07
1.00	0.01		1,992,153	0.18	0.01		1.07

1.00	0.78		1,575,116	0.21	0.83		0.31
1.00	0.37		303,233	0.21	0.39		0.30
1.00	0.01		132,605	0.08	0.01		0.27
1.00	0.01		188,480	0.13	0.01		0.27
1.00	0.02		224,592	0.18	0.02		0.27

1.00	0.40		13,794	0.59	0.28		0.63
1.00	0.08		312,787	0.49	0.07		0.64
1.00	0.01		387,521	0.08	0.01		0.62
1.00	0.01		353,483	0.13	0.01		0.62
1.00	0.00	(h)	330,333	0.19	0.00	(h)	0.62

1.00	0.54		116,319	0.45	0.57		0.51
1.00	0.16		31,528	0.41	0.12		0.49
1.00	0.01		28,451	0.08	0.01		0.47
1.00	0.01		29,376	0.13	0.01		0.47
1.00	0.00	(h)	40,357	0.19	0.00	(h)	0.47

1.00	0.07		282,024	0.91	0.05		1.09
1.00	0.03		363,754	0.54	0.01		1.09
1.00	0.01		515,523	0.08	0.01		1.07
1.00	0.01		397,469	0.12	0.01		1.07
1.00	0.00	(h)	238,328	0.19	0.00	(h)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class C, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct^^, Eagle Class, Eagle Private Wealth Class^^^, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class C, Agency, Capital^^^^, Direct^^, Eagle Class^^^^^, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service^^^^^	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve^^^^^	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service^^^^^	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct^^^^^, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, Eagle Class, E*Trade^, Institutional Class, Morgan, Premier, Reserve^^^^^ and Service	JPM II	Diversified

^	E*Trade Shares of Liquid Assets Money Market Fund and Municipal Money Market Fund had no assets from the close of business on October 19, 2016 and September 21, 2016, respectively.
^^	Direct Shares of U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund had no assets from the close of business on November 22, 2017.
^^^	Commenced operations on August 18, 2017.
^^^^	Commenced operations on September 22, 2017.
^^^^^	On September 22, 2017, the Eagle Class and Service Shares of U.S. Treasury Plus Money Market Fund, Reserve Shares of Federal Money Market Fund, Service Shares of 100% U.S. Treasury Securities Money Market Fund, Direct Shares of Tax Free Money Market Fund and Reserve Shares of Municipal Money Market Fund liquidated.

The investment objective of Prime Money Market Fund is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Liquid Assets Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Board of Trustees (the “Board”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The Prime Money Market Fund does not seek to qualify as a Retail or Government money market fund and transacts utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Fund has adopted policies and procedures that allow the Board to impose a liquidity fee and/or redemption gate in the event that its weekly liquid assets falls below a designated threshold.

The U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as Government money market funds in accordance with criteria established by the SEC. Under applicable SEC

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Agency, Capital, Direct, Eagle Class, Eagle Private Wealth Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the Prime Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$38,017,927	$—	$38,017,927

The following is a summary of the inputs used as of February 28, 2018, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Liquid Assets Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,798,883	$—	$1,798,883

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$150,623,007	$—	$150,623,007

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$21,918,075	$—	$21,918,075

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,060,252	$—	$3,060,252

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$36,698,400	$—	$36,698,400

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$16,950,346	$—	$16,950,346

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,684,632	$—	$2,684,632

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOIs. Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2018.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of February 28, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM, an indirect, wholly-owned subsidiary of JPMorgan. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Tax Free Money Market Fund and Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Tax Free Money Market Fund and Municipal Money Market Fund had delayed delivery securities outstanding as of February 28, 2018, which are shown as a Receivable for Investment securities sold — delayed delivery securities on the Statements of Assets and Liabilities.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the year ended February 28, 2018 are as follows (amounts in thousands):

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund		Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
Class C	$34	$3	n/a		$16		n/a		n/a		n/a		n/a
Agency	54	2	$269		14		$4		$36		$11		$1
Capital	366	—	1,848		—	(a)	n/a		286		n/a		n/a
Direct	n/a	n/a	2		—		n/a		n/a		—	(a)	n/a
Eagle Class	n/a	n/a	30		—	(a)	n/a		n/a		n/a		14
Eagle Private Wealth Class	n/a	n/a	—	(a)	n/a		n/a		n/a		n/a		n/a
E*Trade	n/a	n/a	3		n/a		n/a		n/a		n/a		n/a
IM	82	n/a	37		107		n/a		n/a		n/a		n/a
Institutional Class	149	9	857		336		77		236		228		12
Investor	n/a	1	6		3		n/a		n/a		n/a		n/a
Morgan	364	102	102		30		25		78		6		11
Premier	78	5	162		20		9		29		35		2
Reserve	44	1	5		1		—	(a)	6		44		—	(a)
Service	n/a	—	56		—	(a)	n/a		—	(a)	n/a		6

Total	$1,171	$123	$3,377		$527		$115		$671		$324		$46

(a)	Amount rounds to less than 500.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed (Distributions in excess of) Net Investment Income		Accumulated Net Realized Gains (Losses)
Tax Free Money Market Fund	$—	$—	(a)	$—	(a)

(a)	Amount rounds to less than 500.

The reclassifications for the Funds relate primarily to redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2018, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class C, Eagle Class, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, Eagle Private Wealth Class, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	n/a	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.25%	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.25	0.60	0.10	0.25	0.60

JPMDS waived Distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the year ended February 28, 2018, JPMDS retained the following amounts (in thousands):

CDSC
Liquid Assets Money Market Fund	$—	(a)
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than 500.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class C	Agency	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.25%	0.15%	0.05%	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.15	0.05	0.15%	0.30%	0.15%
U.S. Treasury Plus Money Market Fund	0.25	0.15	0.05	0.15	0.30	n/a
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	0.15	n/a	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Liquid Assets Money Market Fund	0.30%	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.30	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class C	Agency	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.97%	0.26%	0.18%	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.26	0.18	0.30%	0.70%	0.30%
U.S. Treasury Plus Money Market Fund	0.97	0.26	0.18	0.30	0.70	n/a
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.26	n/a	0.30	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	0.70	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Liquid Assets Money Market Fund	1.00%	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	1.00	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2018, and are in place until at least June 30, 2018.

In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2018. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$77	$44	$10,421	$10,542	$40
Liquid Assets Money Market Fund	261	174	544	979	—
U.S. Government Money Market Fund	60	—	50,471	50,531	—
U.S. Treasury Plus Money Market Fund	45	24	9,188	9,257	—	(a)
Federal Money Market Fund	534	356	1,174	2,064	—
100% U.S. Treasury Securities Money Market Fund	1,167	770	7,923	9,860	—
Tax Free Money Market Fund	847	566	4,709	6,122	—
Municipal Money Market Fund	540	391	397	1,328	—

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Voluntary Waivers
	Distribution
U.S. Government Money Market Fund	$1,931
U.S. Treasury Plus Money Market Fund	322
Federal Money Market Fund	—	(a)
100% U.S. Treasury Securities Money Market Fund	5
Tax Free Money Market Fund	68
Municipal Money Market Fund	437

(a)	Amount rounds to less than 500.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the year ended February 28, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2018, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
Prime Money Market Fund	$—	$874,338	$—
Tax Free Money Market Fund	826,009	32,243	—
Municipal Money Market Fund	169,971	94,911	—

4. Class Specific Expenses

The Funds’ class specific gross expenses for the year ended February 28, 2018 were as follows (amounts in thousands):

	Distribution	Service
Prime Money Market Fund
Class C	$23	$8
Agency	—	1,969
Capital	—	11,600
Institutional Class	—	7,515
Morgan	—	2,145
Premier	—	2,789
Reserve	189	227

	$212	$26,253

Liquid Assets Money Market Fund
Class C	$204	$68
Agency	—	183
Capital	—	25
Institutional Class	—	665
Investor	—	17
Morgan	158	552
Premier	—	771
Reserve	18	22

	$380	$2,303

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

	Distribution		Service
U.S. Government Money Market Fund
Agency	$—		$18,716
Capital	—		39,960
Direct	—		148
Eagle Class	2,987		3,584
Eagle Private Wealth Class	—		—	(a)
E*Trade	985		493
Institutional Class	—		35,263
Investor	—		2,567
Morgan	1,883		6,591
Premier	—		21,775
Reserve	270		324
Service	9,535		4,767

	$15,660		$134,188

U.S. Treasury Plus Money Market Fund
Class C	$3,604		$1,201
Agency	—		1,540
Capital	—		459
Direct	—		18
Eagle Class	—	(a)	—	(a)
Institutional Class	—		14,401
Investor	—		198
Morgan	266		932
Premier	—		1,841
Reserve	194		233
Service	—	(a)	—	(a)

	$4,064		$20,823

Federal Money Market Fund
Agency	$—		$215
Institutional Class	—		2,758
Morgan	40		139
Premier	—		407
Reserve	—	(a)	—	(a)

	$40		$3,519

100% U.S. Treasury Securities Money Market Fund
Agency	$—		$2,524
Capital	—		7,097
Institutional Class	—		10,452
Morgan	1,294		4,530
Premier	—		2,771
Reserve	337		404
Service	—	(a)	—	(a)

	$1,631		$27,778

Tax Free Money Market Fund
Agency	$—		$878
Direct	—		—	(a)
Institutional Class	—		11,029
Morgan	12		40
Premier	—		4,824
Reserve	6,013		7,216

	$6,025		$23,987

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Distribution		Service
Municipal Money Market Fund
Agency	$—		$111
Eagle Class	1,500		1,800
Institutional Class	—		752
Morgan	167		585
Premier	—		191
Reserve	—	(a)	—	(a)
Service	1,862		931

	$3,529		$4,370

(a) Amount rounds to less than 500.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$38,017,764	$1,777	$1,614	$163
U.S. Government Money Market Fund	150,623,126	289	408	(119)
100% U.S. Treasury Securities Money Market Fund	36,698,405	615	620	(5)

The tax character of distributions paid during the year ended February 28, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$427,374	$—	$—	$427,374
Liquid Assets Money Market Fund	13,978	—	—	13,978
U.S. Government Money Market Fund	1,189,009	—	—	1,189,009
U.S. Treasury Plus Money Market Fund	179,124	—	—	179,124
Federal Money Market Fund	25,420	25	—	25,445
100% U.S. Treasury Securities Money Market Fund	238,068	1	—	238,069
Tax Free Money Market Fund	70	420	98,153	98,643
Municipal Money Market Fund	63	162	9,459	9,684

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$284,725	$—	$—	$284,725
Liquid Assets Money Market Fund	14,300	43	—	14,343
U.S. Government Money Market Fund	327,630	—	—	327,630
U.S. Treasury Plus Money Market Fund	47,406	1	—	47,407
Federal Money Market Fund	7,100	—	—	7,100
100% U.S. Treasury Securities Money Market Fund	46,229	30	—	46,259
Tax Free Money Market Fund	27	565	31,827	32,419
Municipal Money Market Fund	106	175	1,492	1,773

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$32,397	$—	$—	$163
Liquid Assets Money Market Fund	1,572	—	—	—
U.S. Government Money Market Fund	79,738	(184)	—	(119)
U.S. Treasury Plus Money Market Fund	10,868	(27)	—	—
Federal Money Market Fund	1,718	—	—	—
100% U.S. Treasury Securities Money Market Fund	15,199	—	—	(5)
Tax Free Money Market Fund	—	—	9,852	—
Municipal Money Market Fund	7	39	751	—

The cumulative timing differences primarily consist of distributions payable.

As of February 28, 2018, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

Capital Loss Carryforward Character
Short-Term
U.S. Government Money Market Fund	$184
U.S. Treasury Plus Money Market Fund	27

Net Capital Losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of February 28, 2018, the following Fund deferred to March 1, 2018 the following net capital losses of (amounts in thousands):

	Net Capital Loss
	Short-Term	Long-Term
U.S. Government Money Market Fund	$50	$1
U.S. Treasury Plus Money Market Fund	30	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

As of February 28, 2018, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2018, were as follows (amounts in thousands except number of days outstanding):

	Average Loans	Number of Days Outstanding	Interest Earned
U.S. Government Money Market Fund	$13,912	83	$80

Interest earned as a result of lending money to another fund for the year ended February 28, 2018, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2018.

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2018, the Funds had omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliates Omnibus Accounts	% of the Fund	Number of Non-Affiliates Omnibus Accounts	% of the Fund
Prime Money Market Fund	20	45.9%	—	—%
Liquid Assets Money Market Fund	4	66.1	—	—
U.S. Government Money Market Fund	9	21.1	—	—
U.S. Treasury Plus Money Market Fund	16	36.2	2	23.6
Federal Money Market Fund	4	49.9	1	19.6
100% U.S. Treasury Securities Money Market Fund	4	17.7	—	—
Tax Free Money Market Fund	3	42.8	3	50.8
Municipal Money Market Fund	5	66.1	3	31.3

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of February 28, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	119

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Tax Free Money Market Fund (four of the funds constituting JPMorgan Trust I) and JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	121

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	123

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Prime Money Market Fund
Class C
Actual*	$1,000.00	$1,002.50	$4.82	0.97%
Hypothetical*	1,000.00	1,019.98	4.86	0.97
Agency
Actual*	1,000.00	1,006.00	1.29	0.26
Hypothetical*	1,000.00	1,023.51	1.30	0.26
Capital
Actual*	1,000.00	1,006.40	0.90	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18
IM
Actual*	1,000.00	1,006.50	0.80	0.16
Hypothetical*	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual*	1,000.00	1,006.20	1.04	0.21
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Morgan
Actual*	1,000.00	1,004.80	2.58	0.52
Hypothetical*	1,000.00	1,022.22	2.61	0.52
Premier
Actual*	1,000.00	1,005.00	2.24	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Reserve
Actual*	1,000.00	1,003.90	3.48	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Liquid Assets Money Market Fund
Class C
Actual*	$1,000.00	$1,002.60	$4.82	0.97%
Hypothetical*	1,000.00	1,019.98	4.86	0.97
Agency
Actual*	1,000.00	1,006.10	1.29	0.26
Hypothetical*	1,000.00	1,023.51	1.30	0.26
Capital
Actual*	1,000.00	1,006.50	0.90	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18
Institutional Class
Actual*	1,000.00	1,006.40	1.04	0.21
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Investor
Actual*	1,000.00	1,004.90	2.54	0.51
Hypothetical*	1,000.00	1,022.27	2.56	0.51
Morgan
Actual*	1,000.00	1,004.50	2.93	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Premier
Actual*	1,000.00	1,005.20	2.24	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Reserve
Actual*	1,000.00	1,003.90	3.48	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70

U.S. Government Money Market Fund
Agency
Actual*	1,000.00	1,004.80	1.29	0.26
Hypothetical*	1,000.00	1,023.51	1.30	0.26
Capital
Actual*	1,000.00	1,005.20	0.89	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18
Eagle Class
Actual*	1,000.00	1,002.60	3.48	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70
Eagle Private Wealth Class
Actual*	1,000.00	1,004.90	1.49	0.30
Hypothetical*	1,000.00	1,023.31	1.51	0.30
E*Trade
Actual*	1,000.00	1,001.10	4.96	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00
IM
Actual*	1,000.00	1,005.30	0.80	0.16
Hypothetical*	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual*	1,000.00	1,005.00	1.04	0.21
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Investor
Actual*	1,000.00	1,003.60	2.53	0.51
Hypothetical*	1,000.00	1,022.27	2.56	0.51
Morgan
Actual*	1,000.00	1,003.20	2.93	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Premier
Actual*	1,000.00	1,003.80	2.24	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	125

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Reserve
Actual*	$1,000.00	$1,002.60	$3.48	0.70%
Hypothetical*	1,000.00	1,021.32	3.51	0.70
Service
Actual*	1,000.00	1,000.90	5.21	1.05
Hypothetical*	1,000.00	1,019.59	5.26	1.05

U.S. Treasury Plus Money Market Fund
Class C
Actual*	1,000.00	1,001.30	4.81	0.97
Hypothetical*	1,000.00	1,019.98	4.86	0.97
Agency
Actual*	1,000.00	1,004.90	1.29	0.26
Hypothetical*	1,000.00	1,023.51	1.30	0.26
Capital
Actual**	1,000.00	1,004.70	0.79	0.18
Hypothetical**	1,000.00	1,023.90	0.90	0.18
IM
Actual*	1,000.00	1,005.30	0.80	0.16
Hypothetical*	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual*	1,000.00	1,005.10	1.04	0.21
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Investor
Actual*	1,000.00	1,003.60	2.53	0.51
Hypothetical*	1,000.00	1,022.27	2.56	0.51
Morgan
Actual*	1,000.00	1,003.20	2.93	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Premier
Actual*	1,000.00	1,003.90	2.24	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Reserve
Actual*	1,000.00	1,002.70	3.48	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70

Federal Money Market Fund
Agency
Actual*	1,000.00	1,004.70	1.29	0.26
Hypothetical*	1,000.00	1,023.51	1.30	0.26
Institutional Class
Actual*	1,000.00	1,005.00	1.04	0.21
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Morgan
Actual*	1,000.00	1,003.10	2.93	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Premier
Actual*	1,000.00	1,003.80	2.24	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45

100% U.S. Treasury Securities Money Market Fund
Agency
Actual*	1,000.00	1,004.80	1.29	0.26
Hypothetical*	1,000.00	1,023.51	1.30	0.26
Capital
Actual*	1,000.00	1,005.20	0.89	0.18
Hypothetical*	1,000.00	1,023.90	0.90	0.18

126	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
100% U.S. Treasury Securities Money Market Fund (continued)
Institutional Class
Actual*	$1,000.00	$1,005.00	$1.04	0.21%
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Morgan
Actual*	1,000.00	1,003.10	2.93	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Premier
Actual*	1,000.00	1,003.80	2.24	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Reserve
Actual*	1,000.00	1,002.60	3.48	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70

Tax Free Money Market Fund
Agency
Actual*	1,000.00	1,003.90	1.29	0.26
Hypothetical*	1,000.00	1,023.51	1.30	0.26
Institutional Class
Actual*	1,000.00	1,004.20	1.04	0.21
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Morgan
Actual*	1,000.00	1,002.30	2.93	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Premier
Actual*	1,000.00	1,003.00	2.23	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Reserve
Actual*	1,000.00	1,001.80	3.47	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70

Municipal Money Market Fund
Agency
Actual*	1,000.00	1,004.30	1.29	0.26
Hypothetical*	1,000.00	1,023.51	1.30	0.26
Eagle Class
Actual*	1,000.00	1,002.10	3.47	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70
Institutional Class
Actual*	1,000.00	1,004.50	1.04	0.21
Hypothetical*	1,000.00	1,023.75	1.05	0.21
Morgan
Actual*	1,000.00	1,002.60	2.93	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Premier
Actual*	1,000.00	1,003.30	2.24	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Service
Actual*	1,000.00	1,000.60	4.91	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 160/365 (to reflect the one-half year period). Commencement of operations was September 22, 2017.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	127

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2018 (amounts in thousands):

Long-Term Capital Gain Distribution
Federal Money Market Fund	$25
100% U.S. Treasury Securities Money Market Fund	1
Tax Free Money Market Fund	420
Municipal Money Market Fund	162

Qualified Interest Income (QII) and Short Term Capital Gain

Each fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2018 (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Prime Money Market Fund	$235,742	$12
Liquid Assets Money Market Fund	8,123	14
U.S. Government Money Market Fund	1,185,664	3,345
U.S. Treasury Plus Money Market Fund	179,105	19
Federal Money Market Fund	25,405	15
100% U.S. Treasury Securities Money Market Fund	238,064	3

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2018 (amounts in thousands):

Exempt Distributions Paid
Tax Free Money Market Fund	$98,153
Municipal Money Market Fund	9,459

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2018:

Income from U.S. Treasury Obligations
Prime Money Market Fund	0.7%
U.S. Government Money Market Fund	36.6
U.S. Treasury Plus Money Market Fund	44.2
Federal Money Market Fund	23.0
100% U.S. Treasury Securities Money Market Fund	97.3

128	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	J.P. Morgan Funds

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	AN-MMKT-218

Annual Report

J.P. Morgan Income Funds

February 28, 2018

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at

0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

During the reporting period, global bond markets produced slim to negative returns and underperformed global equities, which were supported by rising corporate earnings, continued low interest rates and synchronized global economic growth. In early February, a sharp sell-off pushed down prices for both fixed income and equity securities. Generally, investors blamed the sell-off on a surge in U.S. Treasury bond yields, which move in the opposite direction of prices, as well as uncertainty about U.S. Federal Reserve policy and historically high equity valuations.

While equity prices rebounded somewhat from the sell-off, bond prices overall were weighed down by expectations of accelerating inflation and rising interest rates as the global economic expansion continued into 2018. Within fixed income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. U.S. dollar-denominated emerging markets debt, which had outperformed other fixed income sectors in the first half of 2017, turned negative by the end of February 2018, while local currency-denominated emerging markets debt continued to deliver positive returns. For the twelve months ended February 28, 2018, the Bloomberg Barclays U.S. Aggregate Index returned 0.51%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)1,*	2.56%
Bloomberg Barclays U.S. Aggregate Index	0.51%
Bloomberg Barclays U.S. Corporate Index	2.20%

Net Assets as of 2/28/2018 (In Thousands)	$885,071
Duration as of 2/28/2018	7.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed both the Bloomberg Barclays U.S. Aggregate Index (the “Index”) and the Bloomberg Barclays U.S. Corporate Index (the “Benchmark”).

Relative to the Index, the Fund’s overall security selection and bias toward lower quality bonds contributed to its outperformance. The Fund’s security selection in the financials benefitted from a bias toward lower quality bonds and contributed to relative performance, while the Fund’s security selection in the utilities sectors benefitted from a bias toward regulated companies, which generally outperformed non-regulated companies during the reporting period.

The Fund’s overweight position in the communications sector detracted from performance relative to the Benchmark. The communications sector was one of the more volatile sectors in the Benchmark over the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers relied on a thorough research process with a particular emphasis on three key areas: macro credit strategy, which determined the credit bias of the portfolio; sector strategy, which helped determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio. Over the twelve months reporting period, the managers trimmed investment positions selectively as profit opportunities presented themselves. The Fund continued to invest in new issues that looked attractive in the opinion of the portfolio managers.

PORTFOLIO COMPOSITION***
Corporate Bonds	96.2%
Asset-Backed Securities	1.0
Short-Term Investments	2.8

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION

CLASS A SHARES	March 1, 2013
With Sales Charge*		(1.54)%	0.83%	1.95%
Without Sales Charge		2.30	2.14	2.73
CLASS C SHARES	March 1, 2013
With CDSC**		0.66	1.60	2.22
Without CDSC		1.66	1.60	2.22
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 1, 2013	2.56	2.40	3.02
CLASS R6 SHARES	March 1, 2013	2.67	2.50	3.12

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Corporate Bond Fund, the Bloomberg Barclays U.S. Aggregate Index, the Bloomberg Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index from March 1, 2013 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index and the Bloomberg Barclays U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. The Bloomberg Barclays U.S. Corporate Index was launched on January 1, 1973. The performance of the Lipper Corporate Debt Funds BBB-Rated Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Lipper Corporate Debt Funds BBB-Rated Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	4.04%
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified	4.19%
JPMorgan Corporate Emerging Markets Bond Index Diversified	3.91%

Net Assets as of 2/28/2018 (In Thousands)	$214,780
Duration as of 2/28/2018	4.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Corporate Debt Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares had a positive absolute performance, underperformed the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (the “Benchmark”) and outperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (the “Index”).

Relative to the Benchmark, the Fund’s underweight position in Colombia and its security selection in the United Arab Emirates were leading detractors from performance. Oil prices rose during the reporting period, which helped to support asset prices in Colombia. In the United Arab Emirates, the Fund’s exposure to certain airline sector investments detracted from performance as certain issues were impacted by bankruptcy. The Fund’s allocation to Turkey also detracted from relative performance amid geopolitical concerns.

The Fund’s underweight position in Hong Kong was the largest positive contributor to performance relative to the Benchmark as corporate debt there remained at relatively high valuations. The Fund’s overweight position in Mexico’s petroleum sector helped relative performance amid positive investor response to a debt reduction plan. The Fund’s underweight position in Russia also helped relative performance amid geopolitical concerns.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined top down macro-economic research with bottom up fundamental credit and country analysis. The Fund invested in emerging markets corporate debt, structured as corporate bonds and debt securities, loan assignments, commitments to purchase loan assignments, private placements, restricted securities and variable and floating rate instruments. During the reporting period, the Fund invested mainly in U.S. dollar-denominated debt investments and was overweight in Latin America and China and underweight overall in Asia.

PORTFOLIO COMPOSITION***
Corporate Bonds	94.0%
Foreign Government Securities	1.9
Others (each less than 1.0%)	1.7
Short-Term Investment	2.4

PORTFOLIO COMPOSITION BY COUNTRY***
China	13.9%
Brazil	10.4
Turkey	7.5
Mexico	7.2
Hong Kong	5.8
Argentina	4.9
Israel	3.5
India	3.4
Colombia	2.8
Peru	2.7
Nigeria	2.6
Qatar	2.5
South Korea	2.5
United Arab Emirates	2.5
Indonesia	2.4
Singapore	2.3
Jamaica	2.3
Russia	2.3
Chile	2.3
Guatemala	1.6
Kuwait	1.5
South Africa	1.4
Netherlands	1.0
Others (each less than 1.0%)	8.3
Short-Term Investment	2.4

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION

CLASS A SHARES	September 4, 2013
With Sales Charge*		(0.14)%	3.03%	4.19%
Without Sales Charge		3.71	4.36	5.08
CLASS C SHARES	September 4, 2013
With CDSC**		2.19	3.83	4.55
Without CDSC		3.19	3.83	4.55
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 4, 2013	4.04	4.64	5.34
CLASS R6 SHARES	September 4, 2013	4.22	4.88	5.59

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/13 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Emerging Markets Corporate Debt Fund, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (“CEMBI Broad Diversified”) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (“CEMBI Diversified”) from September 4, 2013 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the CEMBI Broad Diversified and the CEMBI Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The CEMBI Broad Diversified and CEMBI Diversified are administered by JPMorgan Securities, Inc., an affiliate of the adviser. The CEMBI Broad Diversified and the CEMBI Diversified are each an expansion of the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	4.64%
J.P. Morgan Emerging Markets Bond Index Global Diversified	4.39%

Net Assets as of 2/28/2018 (In Thousands)	$1,779,957
Duration as of 2/28/2018	6.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight position and security selection in Argentina and its overweight allocation to Belarus were leading contributors to performance. During the reporting period, Argentinian sovereign debt received a ratings upgrade from both Standard & Poor’s and Moody’s Investor Service after mid-term election results provided support for President Mauricio Macri’s market-friendly policies. The economy of Belarus continued to improve during the reporting period and newly issued debt from the country generally outperformed debt from other regions. The Fund’s underweight position in China also helped relative performance.

The Fund’s shorter overall duration also made a positive contribution to relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s security selection in Turkey was a leading detractor from relative performance. The Turkish lira weakened along with other select emerging market currencies during the reporting period, which hurt the Fund’s investments in Turkish local government debt. The Fund’s overweight position and security selection in both Brazil and Lebanon also hurt relative performance. The Brazilian real was weighed down by political turmoil and a lack of investor optimism regarding fiscal reforms. In Lebanon, complex domestic politics and a delicate geopolitical situation hurt the Lebanese pound. The Fund’s exposure to the U.S. dollar, which declined in value relative to other leading currencies during the reporting period, also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believe are more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believe are more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar. The Fund also used U.S. Treasury futures to hedge the duration of the Fund back to the Benchmark. The Fund’s top five overweight and underweight positions based on the weighted spread duration versus the Benchmark as of February 28, 2018, are summarized in the table below:

Country Weighted Spread Duration	Relative to Benchmark

Top 5 Overweights:
Mexico	0.15
El Salvador	0.13
Kenya	0.07
Belarus	0.01
Argentina	0.01
Top 5 Underweights:
Peru	(0.41)
Chile	(0.22)
Malaysia	(0.13)
Philippines	(0.12)
Poland	(0.10)

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	7

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

PORTFOLIO COMPOSITION*
Foreign Government Securities	74.1%
Corporate Bonds	24.6
U.S. Treasury Obligation	0.1
Short-Term Investments	1.2

PORTFOLIO COMPOSITION BY COUNTRY*
Mexico	7.2%
Argentina	6.9
Indonesia	4.7
Russia	4.7
South Africa	4.5
Brazil	4.3
Ukraine	3.8
Lebanon	3.6
Kazakhstan	3.0
Ecuador	2.8
Turkey	2.8
Hungary	2.6
El Salvador	2.6
Colombia	2.5
Uruguay	2.5
Dominican Republic	2.4
Oman	2.2
Belarus	2.0
Sri Lanka	1.8
Egypt	1.7
Croatia	1.7
Angola	1.5
Panama	1.4
Pakistan	1.4
Jamaica	1.4
Azerbaijan	1.3
Kenya	1.3
Zambia	1.2
Ghana	1.2
Nigeria	1.2
Peru	1.1
Serbia	1.0
Venezuela, Bolivarian Republic of	1.0
Iraq	1.0
Romania	1.0
Others (each less than 1.0%)	11.5
Short-Term Investments	1.2

*	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 30, 2006
With Sales Charge*		0.46%	1.67%	4.42%
Without Sales Charge		4.41	2.45	4.83
CLASS C SHARES	June 30, 2006
With CDSC**		2.88	1.92	4.31
Without CDSC		3.88	1.92	4.31
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	April 17, 1997	4.64	2.69	5.08
CLASS R5 SHARES	May 15, 2006	4.80	2.92	5.30
CLASS R6 SHARES	July 2, 2012	4.89	2.96	5.33

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective March 31, 2015, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global Diversified and the Lipper Emerging Market Hard Currency Debt Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Emerging Market Hard Currency Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The J.P. Morgan Emerging Markets Bond Index

Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Index is administered by JPMorgan Securities Inc., an affiliate of the adviser. The Lipper Emerging Market Hard Currency Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of non-diversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	9

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1], *	2.11%
Bloomberg Barclays U.S. Universal Index	0.97%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.99%

Net Assets as of 2/28/2018 (In Thousands)	$12,035,186
Duration as of 2/28/2018	0.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to an index during the reporting period. The Fund attempts to achieve a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target index weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to an index, its return was compared to the Bloomberg Barclays U.S. Universal Index (the “Index”) and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed both the Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

During the twelve month reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market amid continued low interest rates in the U.S. and investor demand for higher-yielding assets.

The Fund’s allocations to high yield bonds and non-agency mortgages were the leading drivers of performance relative to the Index. The Fund’s underweight positions in emerging markets debt and investment grade debt, as well as its allocation to agency mortgages, were the leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund had long positions in the high yield and non-agency mortgage sectors and short positions in the corporate debt sector. The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 49% of net assets at the end of the reporting period. A portion of the Fund’s cash position (representing less than 1% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. The remaining cash position was held as investible cash. As of the end of the reporting period, the Fund used credit default swaps to establish short positions in the investment grade corporate credit and emerging markets debt and sovereign debt sectors.

LONG POSITION PORTFOLIO COMPOSITION***
Corporate Bonds	19.0%
U.S. Government Agency Securities	15.0
Asset-Backed Securities	8.6
Collateralized Mortgage Obligations	8.6
Loan Assignments	8.5
Convertible Bonds	1.6
Private Placements	1.5
Closed End Funds	1.1
Others (each less than 1.0%)	1.3
Short-Term Investments	34.8

SHORT POSITION PORTFOLIO COMPOSITION****
Corporate Bonds	100.0%

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION

CLASS A SHARES	October 10, 2008
With Sales Charge*		(2.09)%	1.45%	4.53%
Without Sales Charge		1.77	2.22	4.96
CLASS C SHARES	October 10, 2008
With CDSC**		0.35	1.73	4.45
Without CDSC		1.35	1.73	4.45
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	October 10, 2008	2.11	2.48	5.24
CLASS R5 SHARES	October 10, 2008	2.22	2.70	5.44
CLASS R6 SHARES	November 1, 2017	2.24	2.70	5.44

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/10/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 10, 2008.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have lower expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Strategic Income Opportunities Fund, the Bloomberg Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from October 10, 2008 to February 28, 2018. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	11

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	0.76%
Bloomberg Barclays U.S. Aggregate Index	0.51%

Net Assets as of 2/28/2018 (In Thousands)	$713,884
Duration as of 2/28/2018	5.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight allocations to high yield bonds (also known as “junk bonds”) and investment grade debt were leading contributors to performance. The Fund’s allocation to agency mortgages was a leading detractor from relative performance as investors shunned this sector for fixed income securities with higher potential returns.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund had overweight positions in high yield bonds and underweight positions in emerging markets debt.

The Fund’s portfolio managers used credit default swaps to initiate short positions (underweights) in areas that they felt were not attractive from a valuation perspective. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market funds to support those positions.

PORTFOLIO COMPOSITION***
Corporate Bonds	43.7%
Mortgage-Backed Securities	20.5
U.S. Government Agency Securities	11.4
U.S. Treasury Obligations	4.5
Others (each less than 1.0%)	2.4
Short-Term Investments	17.5

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 16, 2008
With Sales Charge*		(3.15)%	1.35%	4.76%
Without Sales Charge		0.66	2.12	5.17
CLASS C SHARES	June 16, 2008
With CDSC**		(1.00)	1.44	4.49
Without CDSC		0.00 ***	1.44	4.49
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	June 16, 2008	0.76	2.21	5.28
CLASS R2 SHARES	March 18, 2014	0.16	1.74	5.09
CLASS R5 SHARES	June 16, 2008	0.86	2.31	5.39
CLASS R6 SHARES	March 18, 2014	0.91	2.23	5.40

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
***	Amount rounds to less than 0.005%.

LIFE OF FUND PERFORMANCE (6/16/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The returns for Class R2 and Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Total Return Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from June 16, 2008 to February 28, 2018. The performance of the Lipper Core Plus Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	13

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	3.56%
Bloomberg Barclays U.S. Aggregate Index	0.51%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.99%

Net Assets as of 2/28/2018 (In Thousands)	$2,005,143
Duration as of 2/28/2018	1.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Unconstrained Debt Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s investment approach is flexible and it is not managed to, or constrained by, a benchmark. However, the Fund’s performance is compared with the Bloomberg Barclays U.S. Aggregate Index (the “Index”) and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Secondary Index”). For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed both the Index and the Secondary Index.

Relative to the Index, the Fund’s shorter overall duration contributed to performance as interest rates rose during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease or increase in price as interest rates rise or fall, respectively, versus bonds with longer duration.

The Fund’s allocations to high yield bonds (also called “junk bonds”), investment grade corporate bonds, emerging markets debt and securitized debt were leading contributors to absolute performance. High yield bonds generally benefitted from investors’ appetite for yield growth during the reporting period. The Fund’s allocation to commercial mortgage-backed securities and asset-backed securities also contributed to absolute performance. The Fund’s short positions in U.S. Treasury bond futures and select foreign currency hedges were the smallest contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund’s portfolio managers applied a flexible investment approach and did not manage the Fund to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions. The Fund had exposure to a broad range of asset classes during the reporting period, including high yield and investment grade corporate bonds, agency and non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities, emerging markets debt, convertible bonds and foreign government securities.

During the reporting period, the Fund’s portfolio managers increased their allocation to emerging markets local currency debt. The portfolio managers marginally reduced their allocation to investment grade corporate bonds and rotated into U.S. and European high yield bonds. The portfolio managers also reduced the Fund’s exposure to agency mortgage-backed securities and commercial mortgage-backed securities and added to asset-backed and non-agency mortgage-backed securities.

The portfolio managers decreased the Fund’s overall duration amid expectations for rising interest rates. The Fund’s duration decreased to 1.66 years at February 28, 2018 from 2.30 years at the end of February 2017.

PORTFOLIO COMPOSITION***
Corporate Bonds	48.4%
Asset-Backed Securities	12.6
Collateralized Mortgage Obligations	12.3
Foreign Government Securities	11.1
Commercial Mortgage-Backed Securities	6.9
Convertible Bonds	3.2
U.S. Treasury Obligation	2.6
Private Placements	1.9
Others (each less than 1.0%)	0.9
Short-Term Investment	0.1

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PORTFOLIO COMPOSITION BY COUNTRY***
United States	68.2%
Cayman Islands	4.3
Indonesia	2.9
Russia	2.9
United Kingdom	2.7
Japan	2.5
Spain	1.8
France	1.7
Italy	1.6
Switzerland	1.6
Brazil	1.5
Luxembourg	1.5
Netherlands	1.4
Canada	1.2
Germany	1.0
Others (each less than 1.0%)	3.1
Short-Term Investment	0.1

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	15

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	December 1, 2010
With Sales Charge*		(0.61)%	1.87%	2.50%
Without Sales Charge		3.31	2.66	3.04
CLASS C SHARES	December 1, 2010
With CDSC**		1.71	2.13	2.52
Without CDSC		2.71	2.13	2.52
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	December 1, 2010	3.56	2.91	3.31
CLASS R2 SHARES	December 1, 2010	2.90	2.36	2.76
CLASS R5 SHARES	December 1, 2010	3.68	3.10	3.49
CLASS R6 SHARES	November 1, 2011	3.63	3.13	3.52

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have lower expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Unconstrained Debt Fund, the Bloomberg Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from December 1, 2010 to February 28, 2018. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.0%
	Air Canada Pass-Through Trust, (Canada),
1,509	Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	1,513
890	Series 2017-1, Class AA, 3.30%, 01/15/2030 (e)	863
3,055	American Airlines Pass-Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/2029	2,978
220	Duke Energy Carolinas LLC, 3.88%, 03/15/2046	216
	United Airlines Pass-Through Trust,
2,707	Series 2016-1, Class A, 3.45%, 07/07/2028	2,679
930	Series 2018-1, Class AA, 3.50%, 03/01/2030	920

	Total Asset-Backed Securities (Cost $9,315)	9,169

Corporate Bonds — 95.3%
	Consumer Discretionary — 8.3%
	Auto Components — 0.3%
1,500	American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	1,548
	Dana, Inc.,
500	5.50%, 12/15/2024	510
650	6.00%, 09/15/2023	673

		2,731

	Automobiles — 0.5%
500	Ford Motor Co., 4.75%, 01/15/2043	462
3,407	General Motors Co., 5.00%, 04/01/2035	3,391

		3,853

	Hotels, Restaurants & Leisure — 0.7%
	Darden Restaurants, Inc.,
1,365	3.85%, 05/01/2027	1,346
500	4.55%, 02/15/2048	494
815	McDonald’s Corp., 4.60%, 05/26/2045	847
	MGM Resorts International,
500	6.00%, 03/15/2023	532
1,000	7.75%, 03/15/2022	1,115
500	Sabre GLBL, Inc., 5.38%, 04/15/2023 (e)	504
1,500	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	1,520

		6,358

	Household Durables — 0.3%
1,595	Newell Brands, Inc., 4.20%, 04/01/2026	1,580
1,000	Tempur Sealy International, Inc., 5.63%, 10/15/2023	1,010

		2,590

	Internet & Direct Marketing Retail — 0.7%
	Amazon.com, Inc.,
5,485	3.15%, 08/22/2027 (e)	5,287

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Internet & Direct Marketing Retail — continued
690	3.88%, 08/22/2037 (e)	687

		5,974

	Media — 5.4%
1,385	21st Century Fox America, Inc., 4.95%, 10/15/2045	1,544
1,000	Altice Luxembourg SA, (Luxembourg), 7.75%, 05/15/2022 (e)	933
500	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	486
3,971	CBS Corp., 3.38%, 02/15/2028	3,716
	Charter Communications Operating LLC,
6,025	3.75%, 02/15/2028	5,571
585	6.38%, 10/23/2035	661
	Clear Channel Worldwide Holdings, Inc.,
2,500	Series B, 6.50%, 11/15/2022	2,569
500	Series B, 7.63%, 03/15/2020	499
	Comcast Corp.,
1,040	2.35%, 01/15/2027	934
6,645	3.15%, 02/15/2028	6,329
1,225	3.20%, 07/15/2036	1,082
1,520	3.90%, 03/01/2038	1,453
500	4.05%, 11/01/2052	466
1,830	4.60%, 08/15/2045	1,908
1,660	Cox Communications, Inc., 3.15%, 08/15/2024 (e)	1,603
420	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	496
1,675	Discovery Communications LLC, 5.00%, 09/20/2037	1,672
	DISH DBS Corp.,
2,000	5.00%, 03/15/2023	1,838
1,000	5.88%, 11/15/2024	935
500	Nexstar Broadcasting, Inc., 5.63%, 08/01/2024 (e)	503
1,000	Sinclair Television Group, Inc., 5.13%, 02/15/2027 (e)	961
1,500	Sirius XM Radio, Inc., 6.00%, 07/15/2024 (e)	1,571
1,140	Time Warner Cable LLC, 5.00%, 02/01/2020	1,179
	Time Warner, Inc.,
2,470	2.95%, 07/15/2026	2,269
895	3.60%, 07/15/2025	869
2,430	3.80%, 02/15/2027	2,352
1,500	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	1,486
1,115	Viacom, Inc., 4.38%, 03/15/2043	1,003
1,000	Videotron Ltd., (Canada), 5.38%, 06/15/2024 (e)	1,035

		47,923

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	17

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multiline Retail — 0.0% (g)
320	Macy’s Retail Holdings, Inc., 4.30%, 02/15/2043	257

	Specialty Retail — 0.4%
841	Home Depot, Inc. (The), 3.50%, 09/15/2056	742
2,070	Lowe’s Cos., Inc., 2.50%, 04/15/2026	1,912
1,700	PetSmart, Inc., 7.13%, 03/15/2023 (e)	1,084

		3,738

	Total Consumer Discretionary	73,424

	Consumer Staples — 5.7%
	Beverages — 2.0%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
8,670	3.65%, 02/01/2026	8,592
2,320	4.70%, 02/01/2036	2,438
440	4.90%, 02/01/2046	469
1,665	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	1,659
	Constellation Brands, Inc.,
1,765	2.70%, 05/09/2022	1,719
1,510	3.20%, 02/15/2023	1,491
1,295	PepsiCo, Inc., 3.45%, 10/06/2046	1,176

		17,544

	Food & Staples Retailing — 0.5%
2,005	CVS Health Corp., 2.88%, 06/01/2026	1,828
561	CVS Pass-Through Trust, 4.70%, 01/10/2036 (e)	565
	Kroger Co. (The),
1,295	2.65%, 10/15/2026	1,170
1,614	3.88%, 10/15/2046	1,396

		4,959

	Food Products — 0.6%
1,185	Bunge Ltd. Finance Corp., 3.00%, 09/25/2022	1,157
	Kraft Heinz Foods Co.,
1,850	3.00%, 06/01/2026	1,700
2,780	4.38%, 06/01/2046	2,525

		5,382

	Household Products — 0.5%
4,415	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.38%, 06/24/2022 (e)	4,226

	Tobacco — 2.1%
2,155	Altria Group, Inc., 3.88%, 09/16/2046	1,988
	BAT Capital Corp., (United Kingdom),
5,110	3.56%, 08/15/2027 (e)	4,885
1,610	4.39%, 08/15/2037 (e)	1,582

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tobacco — continued
	Philip Morris International, Inc.,
6,813	2.13%, 05/10/2023	6,432
2,180	3.13%, 03/02/2028	2,084
515	4.25%, 11/10/2044	513
1,068	Reynolds American, Inc., (United Kingdom), 4.45%, 06/12/2025	1,100

		18,584

	Total Consumer Staples	50,695

	Energy — 8.2%
	Energy Equipment & Services — 0.7%
	Baker Hughes a GE Co. LLC,
1,510	3.34%, 12/15/2027	1,442
1,120	4.08%, 12/15/2047	1,051
3,645	Schlumberger Holdings Corp., 4.00%, 12/21/2025 (e)	3,695

		6,188

	Oil, Gas & Consumable Fuels — 7.5%
2,735	Anadarko Petroleum Corp., 5.55%, 03/15/2026	2,987
	Apache Corp.,
739	2.63%, 01/15/2023	707
3,670	3.25%, 04/15/2022	3,634
1,119	Boardwalk Pipelines LP, 5.95%, 06/01/2026	1,211
	BP Capital Markets plc, (United Kingdom),
3,970	3.28%, 09/19/2027	3,833
1,210	3.59%, 04/14/2027	1,204
1,415	Buckeye Partners LP, 5.60%, 10/15/2044	1,424
	Cenovus Energy, Inc., (Canada),
1,975	4.25%, 04/15/2027	1,930
1,156	5.25%, 06/15/2037	1,160
1,885	Chevron Corp., 2.95%, 05/16/2026	1,808
2,764	Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	2,836
2,765	Enbridge, Inc., (Canada), (ICE LIBOR USD 3 Month + 3.64%), 1.00%, 03/01/2078 (aa)	2,771
1,525	Encana Corp., (Canada), 6.50%, 08/15/2034	1,812
	Enterprise Products Operating LLC,
271	3.70%, 02/15/2026	271
2,683	4.85%, 03/15/2044	2,795
370	4.90%, 05/15/2046	389
1,113	Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/2077 (aa)	1,074
1,415	Hess Corp., 4.30%, 04/01/2027	1,385
1,220	Kinder Morgan Energy Partners LP, 5.63%, 09/01/2041	1,265

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,830	Kinder Morgan, Inc., 5.30%, 12/01/2034	1,888
1,080	Marathon Petroleum Corp., 4.75%, 09/15/2044	1,054
1,000	MEG Energy Corp., (Canada), 6.50%, 01/15/2025 (e)	981
	MPLX LP,
1,120	4.13%, 03/01/2027	1,111
805	4.50%, 04/15/2038	785
480	4.70%, 04/15/2048	462
815	Noble Energy, Inc., 5.25%, 11/15/2043	863
750	Oasis Petroleum, Inc., 6.88%, 01/15/2023	766
2,125	Occidental Petroleum Corp., 4.20%, 03/15/2048	2,110
	ONEOK Partners LP,
1,163	4.90%, 03/15/2025	1,222
1,035	6.13%, 02/01/2041	1,179
	Phillips 66,
1,570	3.90%, 03/15/2028	1,567
1,927	4.88%, 11/15/2044	2,019
1,435	Phillips 66 Partners LP, 4.90%, 10/01/2046	1,441
3,310	Plains All American Pipeline LP, 5.75%, 01/15/2020	3,462
	Sunoco Logistics Partners Operations LP,
870	5.30%, 04/01/2044	844
3,605	5.35%, 05/15/2045	3,496
1,610	Texas Gas Transmission LLC, 4.50%, 02/01/2021 (e)	1,649
712	TransCanada PipeLines Ltd., (Canada), 4.63%, 03/01/2034	754
725	Western Gas Partners LP, 5.45%, 04/01/2044	740
500	Whiting Petroleum Corp., 5.75%, 03/15/2021	511
2,860	Williams Partners LP, 4.00%, 09/15/2025	2,851

		66,251

	Total Energy	72,439

	Financials — 34.7%
	Banks — 18.5%
2,760	ABN AMRO Bank NV, (Netherlands), 2.65%, 01/19/2021 (e)	2,723
EUR 1,500	Allied Irish Banks plc, (Ireland), Reg. S, (EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (aa)	1,976
3,075	Australia & New Zealand Banking Group Ltd., (Australia), (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	3,363
	Bank of America Corp.,
3,283	2.50%, 10/21/2022	3,171
2,785	(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/2023 (aa)	2,710

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Banks — continued
	2,125	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	2,088
	3,205	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	3,136
	4,390	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	4,364
	4,835	(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e) (aa)	4,629
	2,235	(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/2029 (aa)	2,235
	1,150	(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 04/24/2038 (aa)	1,171
	605	(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 01/20/2048 (aa)	628
	4,014	Series L, 3.95%, 04/21/2025	4,008
	2,920	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	3,140
EUR	1,669	Bank of Ireland, (Ireland), Reg. S, (EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/2024 (aa)	2,129
	2,365	Bank of Montreal, (Canada), (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (aa)	2,256
	5,660	Barclays Bank plc, (United Kingdom), 2.65%, 01/11/2021	5,587
	GBP 1,500	Barclays plc, (United Kingdom), Reg. S, 3.25%, 02/12/2027	2,084
	EUR 2,000	CaixaBank SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/2027 (aa)	2,603
	5,365	Canadian Imperial Bank of Commerce, (Canada), 2.70%, 02/02/2021	5,315
	7,210	Capital One Bank USA NA, 3.38%, 02/15/2023	7,106
		Citigroup, Inc.,
	4,710	(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)	4,597
	7,915	(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)	7,857
	1,170	(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (aa)	1,128
	2,750	4.75%, 05/18/2046	2,813
	1,800	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	2,106
	3,815	Discover Bank, 3.45%, 07/27/2026	3,614
		HSBC Holdings plc, (United Kingdom),
	3,675	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	3,603
	4,225	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	4,242

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
2,760	4.25%, 03/14/2024	2,795
3,180	(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	3,351
1,775	Huntington Bancshares, Inc., Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 04/15/2023 (x) (y) (aa)	1,788
3,445	Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)	3,288
3,325	Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)	3,155
1,360	Mitsubishi UFJ Financial Group, Inc., (Japan), 3.78%, 03/02/2025	1,363
555	MUFG Americas Holdings Corp., 3.00%, 02/10/2025	537
6,345	National Australia Bank Ltd., (Australia), 2.50%, 01/12/2021	6,257
2,130	PNC Bank NA, 3.10%, 10/25/2027	2,034
2,815	Santander UK Group Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/2024 (aa)	2,766
3,275	Societe Generale SA, (France), (USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	3,529
	Sumitomo Mitsui Financial Group, Inc., (Japan),
4,045	2.78%, 10/18/2022	3,933
3,825	3.10%, 01/17/2023	3,775
2,845	SunTrust Bank, 3.00%, 02/02/2023	2,802
2,115	SunTrust Banks, Inc., Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (x) (y) (aa)	2,026
5,005	UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	4,865
	Wells Fargo & Co.,
7,340	3.07%, 01/24/2023	7,236
1,135	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	1,106
1,285	4.40%, 06/14/2046	1,264
2,000	4.65%, 11/04/2044	2,022
2,395	4.75%, 12/07/2046	2,486
	Westpac Banking Corp., (Australia),
1,980	2.75%, 01/11/2023	1,930
3,365	(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	3,367

		164,057

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — 9.3%
	Bank of New York Mellon Corp. (The),
4,515	(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	4,402
2,595	2.95%, 01/29/2023	2,557
	Credit Suisse Group AG, (Switzerland),
1,075	(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)	1,044
3,900	4.28%, 01/09/2028 (e)	3,916
3,000	(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (x) (y) (aa)	3,157
4,185	Deutsche Bank AG, (Germany), 3.95%, 02/27/2023	4,181
	Goldman Sachs Group, Inc. (The),
2,595	2.35%, 11/15/2021	2,510
14,935	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	14,558
2,360	(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 04/23/2029 (aa)	2,304
2,400	3.85%, 01/26/2027	2,368
1,645	(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)	1,589
1,430	5.15%, 05/22/2045	1,544
5,890	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	5,729
2,635	ING Bank NV, (Netherlands), 5.80%, 09/25/2023 (e)	2,869
	Macquarie Group Ltd., (Australia),
2,829	(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (e) (aa)	2,746
1,620	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	1,555
	Morgan Stanley,
3,530	(ICE LIBOR USD 3 Month + 1.18%), 2.92%, 01/20/2022 (aa)	3,593
3,995	3.13%, 01/23/2023	3,930
3,235	(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/2028 (aa)	3,129
6,245	(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/2029 (aa)	6,111
3,450	(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)	3,363
2,790	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	2,684
2,000	UBS Group AG, (Switzerland), Reg. S, (USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/2020 (x) (y) (aa)	2,104

		81,943

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — 2.1%
	AerCap Ireland Capital DAC, (Netherlands),
2,825	3.50%, 01/15/2025	2,712
4,075	3.95%, 02/01/2022	4,116
3,625	American Express Co., 3.40%, 02/27/2023	3,617
	Ford Motor Credit Co. LLC,
1,625	3.82%, 11/02/2027	1,518
3,050	4.39%, 01/08/2026	3,029
1,150	General Motors Financial Co., Inc., 3.85%, 01/05/2028	1,093
2,995	Synchrony Financial, 3.95%, 12/01/2027	2,875

		18,960

	Diversified Financial Services — 2.0%
1,275	Berkshire Hathaway, Inc., 3.13%, 03/15/2026	1,241
1,805	EDP Finance BV, (Portugal), 3.63%, 07/15/2024 (e)	1,780
6,865	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	6,741
	National Rural Utilities Cooperative Finance Corp.,
2,245	2.85%, 01/27/2025	2,168
1,560	3.40%, 02/07/2028	1,534
1,570	Shell International Finance BV, (Netherlands), 3.75%, 09/12/2046	1,494
2,250	Siemens Financieringsmaatschappij NV, (Germany), 2.35%, 10/15/2026 (e)	2,048
595	Voya Financial, Inc., 3.13%, 07/15/2024	579

		17,585

	Insurance — 2.2%
4,535	American International Group, Inc., 3.88%, 01/15/2035	4,287
1,290	Brighthouse Financial, Inc., 4.70%, 06/22/2047 (e)	1,206
1,140	Lincoln National Corp., 3.80%, 03/01/2028	1,130
1,850	Manulife Financial Corp., (Canada), (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 02/24/2032 (aa)	1,825
	MetLife, Inc.,
2,155	4.13%, 08/13/2042	2,137
1,100	6.40%, 12/15/2036	1,240
3,139	Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 06/15/2020 (x) (y) (aa)	3,220
	Prudential Financial, Inc.,
815	3.91%, 12/07/2047 (e)	773
2,175	(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 06/15/2043 (aa)	2,294
1,145	Swiss Re Treasury US Corp., (Switzerland), 4.25%, 12/06/2042 (e)	1,140

		19,252

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Thrifts & Mortgage Finance — 0.6%
	BPCE SA, (France),
3,425	2.75%, 01/11/2023 (e)	3,321
2,130	5.15%, 07/21/2024 (e)	2,238

		5,559

	Total Financials	307,356

	Health Care — 6.4%
	Biotechnology — 1.5%
1,310	AbbVie, Inc., 4.50%, 05/14/2035	1,349
	Amgen, Inc.,
1,565	2.60%, 08/19/2026	1,423
1,989	4.40%, 05/01/2045	1,973
1,190	4.56%, 06/15/2048	1,196
	Celgene Corp.,
1,995	3.45%, 11/15/2027	1,897
1,210	4.35%, 11/15/2047	1,140
1,025	4.55%, 02/20/2048	994
	Gilead Sciences, Inc.,
1,725	4.15%, 03/01/2047	1,666
1,175	4.60%, 09/01/2035	1,243

		12,881

	Health Care Equipment & Supplies — 1.5%
3,330	Abbott Laboratories, 3.75%, 11/30/2026	3,303
6,905	Becton Dickinson and Co., 3.36%, 06/06/2024	6,683
825	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	856
500	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	518
1,612	Medtronic, Inc., 4.38%, 03/15/2035	1,706

		13,066

	Health Care Providers & Services — 1.5%
	Anthem, Inc.,
2,910	3.65%, 12/01/2027	2,825
2,875	4.10%, 03/01/2028	2,875
2,325	Express Scripts Holding Co., 3.40%, 03/01/2027	2,203
	HCA, Inc.,
2,000	5.38%, 02/01/2025	2,033
500	5.88%, 03/15/2022	530
1,000	5.88%, 02/15/2026	1,035
2,000	Tenet Healthcare Corp., 8.13%, 04/01/2022	2,105

		13,606

	Life Sciences Tools & Services — 0.3%
	Thermo Fisher Scientific, Inc.,
1,510	2.95%, 09/19/2026	1,412
1,285	3.20%, 08/15/2027	1,222

		2,634

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — 1.6%
	Allergan Funding SCS,
4,330	3.80%, 03/15/2025	4,273
1,090	4.55%, 03/15/2035	1,087
1,270	Mylan NV, 3.95%, 06/15/2026	1,228
	Shire Acquisitions Investments Ireland DAC,
2,760	2.88%, 09/23/2023	2,639
2,295	3.20%, 09/23/2026	2,135
1,330	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 4.10%, 10/01/2046	981
1,600	Valeant Pharmaceuticals International, Inc., 7.25%, 07/15/2022 (e)	1,556

		13,899

	Total Health Care	56,086

	Industrials — 5.5%
	Aerospace & Defense — 2.4%
2,550	Arconic, Inc., 5.90%, 02/01/2027	2,741
4,095	Harris Corp., 3.83%, 04/27/2025	4,131
1,125	L3 Technologies, Inc., 3.85%, 12/15/2026	1,116
2,355	Lockheed Martin Corp., 3.60%, 03/01/2035	2,240
	Northrop Grumman Corp.,
350	2.55%, 10/15/2022	338
5,465	3.25%, 01/15/2028	5,234
2,635	Rockwell Collins, Inc., 2.80%, 03/15/2022	2,576
1,370	Textron, Inc., 3.88%, 03/01/2025	1,382
1,780	United Technologies Corp., 3.75%, 11/01/2046	1,636

		21,394

	Air Freight & Logistics — 0.1%
1,030	FedEx Corp., 4.10%, 02/01/2045	975

	Building Products — 0.4%
1,120	Johnson Controls International plc, 4.50%, 02/15/2047	1,155
1,145	Masco Corp., 4.50%, 05/15/2047	1,105
1,340	Owens Corning, 4.30%, 07/15/2047	1,233

		3,493

	Electrical Equipment — 0.2%
1,675	Eaton Corp., 3.10%, 09/15/2027	1,592

	Industrial Conglomerates — 0.7%
	General Electric Co.,
1,315	4.50%, 03/11/2044	1,303
4,950	Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 01/21/2021 (x) (y) (aa)	4,895

		6,198

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Machinery — 0.1%
910	Xylem, Inc., 4.38%, 11/01/2046	924

	Road & Rail — 1.3%
1,000	Avis Budget Car Rental LLC, 5.50%, 04/01/2023	993
1,836	Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045	1,849
2,085	Canadian Pacific Railway Co., (Canada), 2.90%, 02/01/2025	2,005
	CSX Corp.,
1,240	2.60%, 11/01/2026	1,129
2,335	3.25%, 06/01/2027	2,232
1,288	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	1,404
1,250	Hertz Corp. (The), 6.25%, 10/15/2022	1,184
955	Norfolk Southern Corp., 4.15%, 02/28/2048	937

		11,733

	Trading Companies & Distributors — 0.3%
	Aviation Capital Group LLC,
675	2.88%, 01/20/2022 (e)	661
1,160	3.50%, 11/01/2027 (e)	1,094
475	United Rentals North America, Inc., 5.75%, 11/15/2024	492

		2,247

	Total Industrials	48,556

	Information Technology — 7.2%
	Communications Equipment — 0.1%
1,000	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	1,033

	Electronic Equipment, Instruments & Components — 0.4%
2,555	Arrow Electronics, Inc., 3.88%, 01/12/2028	2,479
780	Corning, Inc., 4.38%, 11/15/2057	730

		3,209

	Internet Software & Services — 0.1%
1,000	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	1,041

	IT Services — 0.6%
	First Data Corp.,
1,500	5.38%, 08/15/2023 (e)	1,526
500	5.75%, 01/15/2024 (e)	509
2,820	IBM Credit LLC, 3.00%, 02/06/2023	2,793

		4,828

	Semiconductors & Semiconductor Equipment — 1.2%
	Amkor Technology, Inc.,
1,500	6.38%, 10/01/2022	1,543
118	6.63%, 06/01/2021	119
1,970	Analog Devices, Inc., 3.50%, 12/05/2026	1,924

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	Broadcom Corp.,
1,565	3.13%, 01/15/2025	1,471
920	3.50%, 01/15/2028	849
2,350	3.63%, 01/15/2024	2,293
750	NXP BV, (Netherlands), 5.75%, 03/15/2023 (e)	772
970	QUALCOMM, Inc., 2.90%, 05/20/2024	918
1,000	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	1,060

		10,949

	Software — 2.6%
1,500	Infor US, Inc., 6.50%, 05/15/2022	1,534
	Microsoft Corp.,
6,441	2.40%, 08/08/2026	5,982
4,070	3.50%, 02/12/2035	3,996
	Oracle Corp.,
1,285	2.65%, 07/15/2026	1,201
11,020	3.25%, 11/15/2027	10,689

		23,402

	Technology Hardware, Storage & Peripherals — 2.2%
	Apple, Inc.,
1,255	2.45%, 08/04/2026	1,162
1,145	2.90%, 09/12/2027	1,083
5,075	3.20%, 05/11/2027	4,946
4,035	3.25%, 02/23/2026	3,971
1,055	3.45%, 02/09/2045	964
4,835	Dell International LLC, 6.02%, 06/15/2026 (e)	5,173
2,000	Western Digital Corp., 7.38%, 04/01/2023 (e)	2,174

		19,473

	Total Information Technology	63,935

	Materials — 2.3%
	Chemicals — 0.9%
1,530	Agrium, Inc., (Canada), 5.25%, 01/15/2045	1,663
1,200	CF Industries, Inc., 4.50%, 12/01/2026 (e)	1,221
1,500	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	1,524
	Mosaic Co. (The),
1,160	3.25%, 11/15/2022	1,138
765	4.05%, 11/15/2027	742
	Sherwin-Williams Co. (The),
590	3.13%, 06/01/2024	574
850	4.50%, 06/01/2047	848

		7,710

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction Materials — 0.4%
	Martin Marietta Materials, Inc.,
1,235	3.45%, 06/01/2027	1,184
1,020	4.25%, 12/15/2047	947
1,100	Vulcan Materials Co., 4.50%, 06/15/2047	1,058

		3,189

	Containers & Packaging — 0.2%
500	Ardagh Packaging Finance plc, (Ireland), 7.25%, 05/15/2024 (e)	536
969	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	982

		1,518

	Metals & Mining — 0.8%
	Anglo American Capital plc, (United Kingdom),
1,340	3.63%, 09/11/2024 (e)	1,307
2,553	3.75%, 04/10/2022 (e)	2,556
1,060	Glencore Funding LLC, (Switzerland), 4.00%, 03/27/2027 (e)	1,034
770	Newcrest Finance Pty. Ltd., (Australia), 5.75%, 11/15/2041 (e)	837
1,521	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	1,714

		7,448

	Total Materials	19,865

	Real Estate — 3.0%
	Equity Real Estate Investment Trusts (REITs) — 3.0%
3,360	American Tower Corp., 3.60%, 01/15/2028	3,189
1,437	Boston Properties LP, 3.65%, 02/01/2026	1,424
952	Crown Castle International Corp., 3.70%, 06/15/2026	918
2,765	EPR Properties, 4.50%, 06/01/2027	2,722
1,000	GEO Group, Inc. (The), 5.13%, 04/01/2023	995
1,725	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	1,654
1,415	HCP, Inc., 4.20%, 03/01/2024	1,449
910	Liberty Property LP, 4.40%, 02/15/2024	950
1,265	Realty Income Corp., 3.65%, 01/15/2028	1,232
	Simon Property Group LP,
4,155	3.30%, 01/15/2026	4,041
930	3.38%, 12/01/2027	897
	Ventas Realty LP,
1,790	3.85%, 04/01/2027	1,761
340	4.38%, 02/01/2045	331
2,513	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	2,578
2,405	Welltower, Inc., 4.00%, 06/01/2025	2,426

	Total Real Estate	26,567

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 5.6%
	Diversified Telecommunication Services — 5.0%
	AT&T, Inc.,
2,930	3.40%, 05/15/2025	2,821
815	3.90%, 08/14/2027	809
5,980	4.30%, 02/15/2030 (e)	5,848
920	4.35%, 06/15/2045	821
821	4.50%, 05/15/2035	794
3,135	4.50%, 03/09/2048	2,850
1,500	4.75%, 05/15/2046	1,421
3,330	5.25%, 03/01/2037	3,451
	CCO Holdings LLC,
585	5.13%, 05/01/2023 (e)	596
500	5.75%, 02/15/2026 (e)	507
2,915	5.88%, 04/01/2024 (e)	3,014
750	CenturyLink, Inc., Series W, 6.75%, 12/01/2023	739
1,000	Intelsat Jackson Holdings SA, (Luxembourg), 8.00%, 02/15/2024 (e)	1,050
995	SES GLOBAL Americas Holdings GP, (Luxembourg), 5.30%, 03/25/2044 (e)	860
1,350	Sprint Capital Corp., 8.75%, 03/15/2032	1,465
	Telefonica Emisiones SAU, (Spain),
3,495	4.10%, 03/08/2027	3,470
1,235	4.67%, 03/06/2038	1,239
	Verizon Communications, Inc.,
3,525	2.63%, 08/15/2026	3,211
6,115	4.13%, 08/15/2046	5,448
2,851	4.27%, 01/15/2036	2,734
1,780	Windstream Services LLC, 8.75%, 12/15/2024 (e)	1,139

		44,287

	Wireless Telecommunication Services — 0.6%
1,385	Rogers Communications, Inc., (Canada), 4.30%, 02/15/2048	1,368
	Sprint Corp.,
1,000	7.63%, 02/15/2025	1,000
1,250	7.88%, 09/15/2023	1,294
1,500	T-Mobile USA, Inc., 6.38%, 03/01/2025	1,583

		5,245

	Total Telecommunication Services	49,532

	Utilities — 8.4%
	Electric Utilities — 6.3%
1,670	Avangrid, Inc., 3.15%, 12/01/2024	1,622
865	CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/2048	868

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
830	Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/2028 (e)	800
1,045	Commonwealth Edison Co., 4.00%, 03/01/2048	1,046
5,371	Duke Energy Corp., 2.65%, 09/01/2026	4,932
1,715	Duke Energy Indiana LLC, 3.75%, 05/15/2046	1,633
1,895	Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (e)	1,834
805	Edison International, 2.40%, 09/15/2022	774
1,175	Electricite de France SA, (France), 4.88%, 01/22/2044 (e)	1,244
1,540	Emera US Finance LP, (Canada), 4.75%, 06/15/2046	1,545
1,500	Emera, Inc., (Canada), Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/2076 (aa)	1,665
3,730	Enel Finance International NV, (Italy), 3.50%, 04/06/2028 (e)	3,509
2,390	Eversource Energy, Series M, 3.30%, 01/15/2028	2,312
580	Exelon Corp., 2.45%, 04/15/2021	569
990	FirstEnergy Corp., Series C, 4.85%, 07/15/2047	1,041
2,555	FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)	2,634
1,750	Florida Power & Light Co., 3.95%, 03/01/2048	1,754
1,464	Fortis, Inc., (Canada), 3.06%, 10/04/2026	1,361
	ITC Holdings Corp.,
2,145	3.35%, 11/15/2027 (e)	2,067
2,010	3.65%, 06/15/2024	2,026
1,650	Jersey Central Power & Light Co., 4.30%, 01/15/2026 (e)	1,690
805	Metropolitan Edison Co., 4.00%, 04/15/2025 (e)	808
498	Oncor Electric Delivery Co. LLC, 2.95%, 04/01/2025	483
	Pacific Gas & Electric Co.,
2,570	2.95%, 03/01/2026	2,392
610	3.30%, 12/01/2027 (e)	575
1,285	3.50%, 06/15/2025	1,254
2,075	PPL Capital Funding, Inc., 3.10%, 05/15/2026	1,968
6,449	Sierra Pacific Power Co., 2.60%, 05/01/2026	6,038
	Southern California Edison Co.,
1,715	Series B, 3.65%, 03/01/2028	1,712
1,510	Series C, 4.13%, 03/01/2048	1,507
1,165	Southwestern Electric Power Co., Series J, 3.90%, 04/01/2045	1,118
990	Southwestern Public Service Co., 3.70%, 08/15/2047	942

		55,723

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Gas Utilities — 0.1%
905	Dominion Energy Gas Holdings LLC, 4.60%, 12/15/2044	924

	Independent Power and Renewable Electricity Producers — 0.4%
1,595	Exelon Generation Co. LLC, 3.40%, 03/15/2022	1,598
1,000	NRG Energy, Inc., 6.63%, 01/15/2027	1,032
1,385	Southern Power Co., Series F, 4.95%, 12/15/2046	1,457

		4,087

	Multi-Utilities — 1.6%
1,390	Consolidated Edison Co. of New York, Inc., Series C, 4.00%, 11/15/2057	1,352
5,449	Dominion Energy, Inc., Series D, 2.85%, 08/15/2026	5,080
	Sempra Energy,
830	2.40%, 03/15/2020	822
1,536	3.25%, 06/15/2027	1,468
1,400	3.40%, 02/01/2028	1,333
945	3.80%, 02/01/2038	895
195	4.00%, 02/01/2048	182
2,910	Southern Co. Gas Capital Corp., 3.25%, 06/15/2026	2,782

		13,914

	Total Utilities	74,648

	Total Corporate Bonds (Cost $852,671)	843,103

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 2.8%
	U.S. Treasury Obligations— 0.1%
	U.S. Treasury Bills,
236	1.41%, 05/24/2018 (k) (n)	235
445	1.79%, 09/13/2018 (k) (n)	441

	Total U.S. Treasury Obligations (Cost $676)	676

SHARES
	Investment Company — 2.7%
23,915	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $23,918)	23,918

	Total Short-Term Investments (Cost $24,594)	24,594

	Total Investments — 99.1% (Cost $886,580)	876,866
	Other Assets in Excess of Liabilities — 0.9%	8,205

	NET ASSETS — 100.0%	$885,071

Percentages indicated are based on net assets.

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
U.S. Treasury 2 Year Note	421	06/2018	USD	89,449	(7)
U.S. Treasury 5 Year Note	14	06/2018	USD	1,595	— (h)
U.S. Treasury Long Bond	64	06/2018	USD	9,184	80
U.S. Treasury Ultra Bond	371	06/2018	USD	57,841	599

					672

Short Contracts
Euro-Bobl	(23)	03/2018	EUR	(3,677)	39
Long Gilt	(10)	06/2018	GBP	(1,667)	(7)
U.S. Treasury 10 Year Note	(180)	06/2018	USD	(21,614)	(29)
U.S. Treasury 10 Year Ultra Note	(1,070)	06/2018	USD	(137,043)	(666)

					(663)

					9

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward foreign currency exchange contracts outstanding as of February 28, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	10	USD	12	Credit Suisse International	03/19/2018	—	(h)
EUR	6	USD	7	Deutsche Bank AG	03/19/2018	—	(h)
EUR	13	USD	17	Royal Bank of Canada	03/19/2018	—	(h)
GBP	8	USD	12	Merrill Lynch International	03/19/2018	—	(h)
USD	1,021	EUR	826	Credit Suisse International	03/19/2018	12
USD	5,963	EUR	4,824	Goldman Sachs International	03/19/2018	71
USD	23	EUR	18	Royal Bank of Canada	03/19/2018	—	(h)
USD	2,121	GBP	1,517	Barclays Bank plc	03/19/2018	31
USD	14	GBP	10	Deutsche Bank AG	03/19/2018	—	(h)

Total unrealized appreciation						114

EUR	65	USD	80	HSBC Bank, N.A.	03/19/2018	(1)

Total unrealized depreciation						(1)

Net unrealized appreciation						113

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 0.5%
	Colombia — 0.5%
22	Frontera Energy Corp. (a)	731
13	Frontera Energy Corp. (a)	419

	Total Common Stocks (Cost $1,325)	1,150

PRINCIPAL AMOUNT
Convertible Bond — 0.5%
	United Arab Emirates — 0.5%
EUR 900	Aabar Investments PJSC, Reg. S, Series UCG, 0.50%, 03/27/2020 (Cost $892)	1,030

Corporate Bonds — 92.9%
	Argentina — 4.2%
460	Aeropuertos Argentina 2000 SA, 6.88%, 02/01/2027 (e)	480
915	Arcor SAIC, 6.00%, 07/06/2023 (e)	951
1,080	Banco Macro SA, Reg. S, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/04/2026 (aa)	1,095
330	Generacion Mediterranea SA, 9.63%, 07/27/2023 (e)	361
	Pampa Energia SA,
1,030	7.38%, 07/21/2023 (e)	1,091
970	7.50%, 01/24/2027 (e)	1,016
1,150	Tecpetrol SA, 4.88%, 12/12/2022 (e)	1,117
	YPF SA,
520	6.95%, 07/21/2027 (e)	523
1,350	7.00%, 12/15/2047 (e)	1,237
970	Reg. S, 8.50%, 07/28/2025	1,077

		8,948

	Bahrain — 0.6%
1,260	Batelco International Finance No. 1 Ltd., Reg. S, 4.25%, 05/01/2020	1,247

	Brazil — 10.3%
890	Banco ABC Brasil SA, Reg. S, 7.88%, 04/08/2020	948
	Banco do Brasil SA,
2,780	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 04/15/2024 (x) (y) (aa)	2,533
548	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 06/18/2024 (x) (y) (aa)	592
200	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.33%), 9.25%, 04/15/2023 (x) (y) (aa)	215
940	Cemig Geracao e Transmissao SA, 9.25%, 12/05/2024 (e)	1,017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Brazil — continued
1,280	CSN Resources SA, Reg. S, 6.50%, 07/21/2020	1,262
1,140	Hidrovias International Finance SARL, 5.95%, 01/24/2025 (e)	1,137
1,180	Itau Unibanco Holding SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022 (e) (x) (y) (aa)	1,189
3,180	JSL Europe SA, 7.75%, 07/26/2024 (e)	3,247
1,020	Minerva Luxembourg SA, 6.50%, 09/20/2026 (e)	1,008
	Petrobras Global Finance BV,
710	6.25%, 03/17/2024	739
980	6.85%, 06/05/2115	924
580	7.38%, 01/17/2027	627
520	8.75%, 05/23/2026	608
1,030	Reg. S, 6.00%, 01/27/2028	1,015
1,210	Suzano Austria GmbH, 7.00%, 03/16/2047 (e)	1,403
	Vale Overseas Ltd.,
1,830	4.38%, 01/11/2022	1,872
422	5.88%, 06/10/2021	451
1,191	Votorantim Cimentos SA, Reg. S, 7.25%, 04/05/2041	1,265

		22,052

	Canada — 0.4%
840	Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/2025 (e)	817

	Chile — 2.3%
2,080	Empresa Electrica Angamos SA, Reg. S, 4.88%, 05/25/2029	2,061
830	Empresa Electrica Guacolda SA, 4.56%, 04/30/2025 (e)	777
1,030	Geopark Ltd., 6.50%, 09/21/2024 (e)	1,033
941	VTR Finance BV, Reg. S, 6.88%, 01/15/2024	980

		4,851

	China — 13.8%
	Baoxin Auto Finance I Ltd.,
295	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%, 10/30/2020 (x) (y) (aa)	286
700	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 12.62%), 8.75%, 12/15/2019 (x) (y) (aa)	730
1,320	Bluestar Finance Holdings Ltd., Reg. S, 4.38%, 06/11/2020	1,336
1,330	CCCI Treasure Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 04/21/2020 (x) (y) (aa)	1,317

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	27

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	China — continued
3,000	CDBL Funding 2, Reg. S, 3.00%, 08/01/2022	2,894
1,730	China Minmetals Corp., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022 (x) (y) (aa)	1,671
	Chinalco Capital Holdings Ltd.,
1,020	Reg. S, 4.00%, 08/25/2021	1,001
1,390	Reg. S, 4.25%, 04/21/2022	1,371
1,060	Chouzhou International Investment Ltd., Reg. S, 4.00%, 12/05/2020	1,051
1,550	CITIC Ltd., Reg. S, 6.38%, 04/10/2020	1,636
2,680	Fortune Star BVI Ltd., Reg. S, 5.25%, 03/23/2022	2,640
1,010	GOME Retail Holdings Ltd., Reg. S, 5.00%, 03/10/2020	1,006
1,450	Hongkong International Qingdao Co. Ltd., Reg. S, 4.25%, 12/04/2022	1,423
1,020	Huarong Finance Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 01/24/2022 (x) (y) (aa)	1,020
920	Moon Wise Global Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 12.37%), 9.00%, 01/28/2019 (x) (y) (aa)	954
1,060	Overseas Chinese Town Asia Holdings Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%, 10/10/2020 (x) (y) (aa)	1,043
1,060	Rock International Investment, Inc., Reg. S, 6.63%, 03/27/2020	986
	Semiconductor Manufacturing International Corp.,
200	4.13%, 10/07/2019 (e)	201
820	Reg. S, 4.13%, 10/07/2019	823
1,050	Sino-Ocean Land Treasure III Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 09/21/2022 (x) (y) (aa)	1,008
1,090	Tianqi Finco Co. Ltd., Reg. S, 3.75%, 11/28/2022	1,066
360	Times Property Holdings Ltd., Reg. S, 6.25%, 01/23/2020	363
744	Top Wise Excellence Enterprise Co. Ltd., Reg. S, 6.00%, 03/16/2020	740
1,070	Weichai International Hong Kong Energy Group Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%, 09/14/2022 (x) (y) (aa)	1,035
1,030	Wisdom Glory Group Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.67%), 5.25%, 07/19/2020 (x) (y) (aa)	1,018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	China — continued
970	Yuzhou Properties Co. Ltd., Reg. S, 6.00%, 01/25/2022	946

		29,565

	Colombia — 2.2%
1,100	Banco GNB Sudameris SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 6.50%, 04/03/2027 (e) (aa)	1,137
1,070	Bancolombia SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027 (aa)	1,045
	Ecopetrol SA,
1,230	5.38%, 06/26/2026	1,296
303	5.88%, 05/28/2045	304
30	7.38%, 09/18/2043	35
883	Frontera Energy Corp., Series AI, 10.00% (cash), 11/02/2021 (v)	983

		4,800

	Congo, Democratic Republic of the — 0.6%
1,136	HTA Group Ltd., 9.13%, 03/08/2022 (e)	1,217

	Costa Rica — 0.4%
851	Autopistas del Sol SA, 7.38%, 12/30/2030 (e)	903

	Guatemala — 1.6%
783	Central American Bottling Corp., 5.75%, 01/31/2027 (e)	805
2,060	Comunicaciones Celulares SA, Reg. S, 6.88%, 02/06/2024	2,158
470	Energuate Trust, 5.88%, 05/03/2027 (e)	475

		3,438

	Hong Kong — 5.7%
	Bank of East Asia Ltd. (The),
1,580	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.70%), 4.00%, 11/03/2026 (aa)	1,561
1,010	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%, 05/18/2022 (x) (y) (aa)	1,024
1,050	CK Hutchison Capital Securities 17 Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 4.00%, 05/12/2022 (x) (y) (aa)	1,038
910	King Power Capital Ltd., Reg. S, 5.63%, 11/03/2024	987
1,840	LS Finance Ltd., Reg. S, 4.25%, 10/16/2022	1,822

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hong Kong — continued
	Nan Fung Treasury Ltd.,
1,550	Reg. S, 3.88%, 10/03/2027	1,443
440	Reg. S, 4.50%, 09/20/2022	449
1,120	Studio City Co. Ltd., Reg. S, 7.25%, 11/30/2021	1,178
1,080	Wing Lung Bank Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/2027 (aa)	1,052
1,690	WTT Investment Ltd., 5.50%, 11/21/2022 (e)	1,679

		12,233

	India — 3.4%
1,241	Azure Power Energy Ltd., 5.50%, 11/03/2022 (e)	1,236
1,013	Greenko Dutch BV, 5.25%, 07/24/2024 (e)	989
1,540	JSW Steel Ltd., Reg. S, 5.25%, 04/13/2022	1,556
	NTPC Ltd.,
680	Reg. S, 4.38%, 11/26/2024	695
400	Reg. S, 4.75%, 10/03/2022	417
	Vedanta Resources plc,
990	6.13%, 08/09/2024 (e)	993
710	6.38%, 07/30/2022 (e)	730
640	Reg. S, 7.13%, 05/31/2023	678

		7,294

	Indonesia — 2.3%
983	Listrindo Capital BV, 4.95%, 09/14/2026 (e)	951
890	Medco Platinum Road Pte. Ltd., 6.75%, 01/30/2025 (e)	874
	Minejesa Capital BV,
653	4.63%, 08/10/2030 (e)	638
458	5.63%, 08/10/2037 (e)	462
950	Pratama Agung Pte. Ltd., Reg. S, 6.25%, 02/24/2020	982
1,070	Theta Capital Pte. Ltd., Reg. S, 7.00%, 04/11/2022	1,073

		4,980

	Israel — 3.4%
	Israel Electric Corp. Ltd.,
826	Reg. S, 4.25%, 08/14/2028 (e)	813
1,437	Reg. S, Series 6, 5.00%, 11/12/2024 (e)	1,508
510	Reg. S, 6.88%, 06/21/2023	577
	Teva Pharmaceutical Finance Netherlands III BV,
4,940	3.15%, 10/01/2026	4,009
620	4.10%, 10/01/2046	457

		7,364

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Jamaica — 2.3%
	Digicel Group Ltd.,
2,800	Reg. S, 7.13%, 04/01/2022	2,420
2,639	Reg. S, 8.25%, 09/30/2020	2,468

		4,888

	Jordan — 0.7%
1,550	Hikma Pharmaceuticals plc, Reg. S, 4.25%, 04/10/2020	1,546

	Kazakhstan — 0.5%
1,040	Nostrum Oil & Gas Finance BV, 8.00%, 07/25/2022 (e)	1,075

	Kuwait — 1.5%
	Kuwait Projects Co. SPC Ltd.,
712	Reg. S, 4.50%, 02/23/2027	700
2,448	Reg. S, 5.00%, 03/15/2023	2,518

		3,218

	Luxembourg — 0.8%
1,820	Altice Financing SA, Reg. S, 7.50%, 05/15/2026	1,834

	Macau — 0.1%
260	Industrial & Commercial Bank of China Macau Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 3.88%, 09/10/2024 (aa)	259

	Malaysia — 0.5%
1,050	Press Metal Labuan Ltd., Reg. S, 4.80%, 10/30/2022	1,040

	Mauritius — 0.7%
1,448	Liquid Telecommunications Financing plc, 8.50%, 07/13/2022 (e)	1,539

	Mexico — 7.1%
870	Alfa SAB de CV, Reg. S, 6.88%, 03/25/2044	911
	Banco Mercantil del Norte SA,
1,942	(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 07/06/2022 (e) (x) (y) (aa)	2,018
570	(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 01/10/2028 (e) (x) (y) (aa)	618
2,500	BBVA Bancomer SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 01/18/2033 (e) (aa)	2,426
	Elementia SAB de CV,
200	5.50%, 01/15/2025 (e)	202
750	Reg. S, 5.50%, 01/15/2025	757

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	29

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico — continued
690	Fresnillo plc, Reg. S, 5.50%, 11/13/2023	742
1,590	Grupo KUO SAB de CV, 5.75%, 07/07/2027 (e)	1,612
920	Grupo Posadas SAB de CV, Reg. S, 7.88%, 06/30/2022	961
	Mexichem SAB de CV,
560	5.50%, 01/15/2048 (e)	533
1,372	Reg. S, 5.88%, 09/17/2044	1,368
1,160	Nemak SAB de CV, 4.75%, 01/23/2025 (e)	1,150
	Petroleos Mexicanos,
980	6.35%, 02/12/2048 (e)	954
470	6.50%, 03/13/2027 (e)	501
575	Sixsigma Networks Mexico SA de CV, Reg. S, 8.25%, 11/07/2021	605

		15,358

	Morocco — 0.6%
1,140	OCP SA, Reg. S, 6.88%, 04/25/2044	1,274

	Netherlands — 1.0%
1,950	GTH Finance BV, 7.25%, 04/26/2023 (e)	2,130

	Nigeria — 1.9%
1,278	Fidelity Bank plc, 10.50%, 10/16/2022 (e)	1,330
1,640	IHS Netherlands Holdco BV, 9.50%, 10/27/2021 (e)	1,747
1,030	United Bank for Africa plc, Reg. S, 7.75%, 06/08/2022	1,071

		4,148

	Norway — 0.3%
700	DNO ASA, Reg. S, 8.75%, 06/18/2020 (e)	722

	Panama — 0.5%
1,076	Banistmo SA, 3.65%, 09/19/2022 (e)	1,050

	Peru — 2.7%
1,025	Inkia Energy Ltd., 5.88%, 11/09/2027 (e)	1,018
2,680	Nexa Resources SA, 5.38%, 05/04/2027 (e)	2,749
1,150	Transportadora de Gas del Peru SA, Reg. S, 4.25%, 04/30/2028	1,154
799	Union Andina de Cementos SAA, Reg. S, 5.88%, 10/30/2021	822

		5,743

	Qatar — 2.5%
2,150	ABQ Finance Ltd., Reg. S, 3.50%, 02/22/2022	2,088
1,020	IBQ Finance Ltd., Reg. S, 3.50%, 11/25/2020	1,015
2,380	QNB Finance Ltd., Reg. S, 2.13%, 09/07/2021	2,258

		5,361

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Russia — 2.3%
2,219	Credit Bank of Moscow, Reg. S, (USD Swap Semi 5 Year + 5.42%), 7.50%, 10/05/2027 (aa)	2,103
880	MMC Norilsk Nickel OJSC, 6.63%, 10/14/2022 (e)	971
1,010	Novolipetsk Steel, Reg. S, 4.50%, 06/15/2023	1,033
769	Phosagro OAO, 3.95%, 04/24/2023 (e)	765

		4,872

	Saudi Arabia — 0.1%
330	Dar Al-Arkan Sukuk Co. Ltd., Reg. S, 6.88%, 04/10/2022	328

	Singapore — 2.3%
561	Olam International Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.29%), 5.35%, 07/20/2021 (x) (y) (aa)	537
1,050	Parkway Pantai Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 4.25%, 07/27/2022 (x) (y) (aa)	1,024
1,610	United Overseas Bank Ltd., Reg. S, (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/2023 (x) (y) (aa)	1,566
1,830	Yanlord Land HK Co. Ltd., Reg. S, 5.88%, 01/23/2022	1,841

		4,968

	South Africa — 1.4%
1,560	Eskom Holdings SOC Ltd., Reg. S, 5.75%, 01/26/2021	1,573
	Stillwater Mining Co.,
1,094	6.13%, 06/27/2022 (e)	1,100
302	7.13%, 06/27/2025 (e)	309

		2,982

	South Korea — 2.5%
2,730	Heungkuk Life Insurance Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/2047 (aa)	2,631
2,681	Woori Bank, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 05/16/2022 (x) (y) (aa)	2,691

		5,322

	Turkey — 7.4%
	Akbank Turk A/S,
2,500	(USD Swap Semi 5 Year + 4.03%), 6.80%, 04/27/2028 (e) (aa)	2,522
594	Reg. S, (USD Swap Semi 5 Year + 5.03%), 7.20%, 03/16/2027 (aa)	614

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Turkey — continued
	KOC Holding A/S,
680	5.25%, 03/15/2023 (e)	699
800	Reg. S, 5.25%, 03/15/2023	822
1,077	Petkim Petrokimya Holding A/S, 5.88%, 01/26/2023 (e)	1,077
	QNB Finansbank AS,
1,730	Reg. S, 4.88%, 05/19/2022	1,684
670	Reg. S, 6.25%, 04/30/2019	686
1,606	Turkiye Garanti Bankasi A/S, Reg. S, (USD Swap Semi 5 Year + 4.22%), 6.13%, 05/24/2027 (aa)	1,594
	Turkiye Is Bankasi A/S,
1,300	6.13%, 04/25/2024 (e)	1,290
1,010	Reg. S, 5.00%, 04/30/2020	1,015
1,070	Reg. S, 6.00%, 10/24/2022	1,064
802	Turkiye Sise ve Cam Fabrikalari A/S, Reg. S, 4.25%, 05/09/2020	803
	Turkiye Vakiflar Bankasi TAO,
1,080	Reg. S, 6.00%, 11/01/2022	1,061
1,030	Reg. S, (USD Swap Semi 5 Year + 5.44%), 6.87%, 02/03/2025 (aa)	1,038

		15,969

	Ukraine — 0.0% (g)
6	Metinvest BV, Reg. S, (6.58% (PIK), 2.79% (cash)), 12/31/2021 (v)	7

	United Arab Emirates — 2.0%
980	Abu Dhabi National Energy Co. PJSC, Reg. S, 3.88%, 05/06/2024	970
1,360	EA Partners I BV, Reg. S, 6.88%, 09/28/2020	1,015
1,341	EA Partners II BV, Reg. S, 6.75%, 06/01/2021	974
810	EMG SUKUK Ltd., Reg. S, 4.56%, 06/18/2024	826
440	MAF Sukuk Ltd., Reg. S, 4.50%, 11/03/2025	448

		4,233

	Total Corporate Bonds (Cost $199,481)	199,575

Foreign Government Securities — 1.9%
	Argentina — 0.7%
890	Provincia de Buenos Aires, Reg. S, 9.95%, 06/09/2021	988
470	Republic of Argentina, 6.88%, 01/11/2048	429

		1,417

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Kenya — 0.3%
	Republic of Kenya,
240	7.25%, 02/28/2028 (e)	243
410	8.25%, 02/28/2048 (e)	420

		663

	Nigeria — 0.6%
1,260	Federal Republic of Nigeria, 7.70%, 02/23/2038 (e)	1,307

	Sri Lanka — 0.3%
730	Republic of Sri Lanka, 6.20%, 05/11/2027 (e)	726

	Total Foreign Government Securities (Cost $4,119)	4,113

Supranational — 0.5%
1,040	African Export-Import Bank (The), Reg. S, 4.13%, 06/20/2024 (Cost $1,051)	1,018

U.S. Treasury Obligation — 0.1%
240	U.S. Treasury Notes, 0.88%, 03/31/2018 (k) (Cost $240)	240

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
5,093	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $5,094)	5,094

	Total Investments — 98.8% (Cost $212,202)	212,220
	Other Assets in Excess of Liabilities — 1.2%	2,560

	NET ASSETS — 100.0%	$214,780

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	106	06/2018	USD	12,728	20
U.S. Treasury 2 Year Note	51	06/2018	USD	10,836	(2)

					18

Short Contracts
U.S. Treasury 5 Year Note	(133)	06/2018	USD	(15,153)	19
U.S. Treasury Long Bond	(6)	06/2018	USD	(861)	(4)

					15

					33

Forward foreign currency exchange contracts outstanding as of February 28, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	494	USD	124	Citibank, NA	03/29/2018	4
TRY	3,226	USD	836	Merrill Lynch International	03/29/2018	5

Total unrealized appreciation						9

USD	1,065	EUR	897	Royal Bank of Canada	03/29/2018	(31)
USD	941	TRY	3,720	Royal Bank of Canada	03/29/2018	(29)

Total unrealized depreciation						(60)

Net unrealized depreciation						(51)

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 24.3%
	Argentina — 1.0%
3,234	Pampa Energia SA, Reg. S, 7.38%, 07/21/2023	3,427
	YPF SA,
3,906	Reg. S, 8.50%, 03/23/2021	4,268
9,233	Reg. S, 8.75%, 04/04/2024	10,249

		17,944

	Azerbaijan — 1.1%
17,106	State Oil Co. of the Azerbaijan Republic,
	Reg. S, 6.95%, 03/18/2030	18,817

	Brazil — 2.6%
10,000	Caixa Economica Federal, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 07/23/2024 (aa)	10,275
4,500	Cemig Geracao e Transmissao SA, 9.25%, 12/05/2024 (e)	4,867
3,667	GTL Trade Finance, Inc., Reg. S, 5.89%, 04/29/2024	3,880
4,890	Itau Unibanco Holding SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022 (e) (x) (y) (aa)	4,927
15,300	Petrobras Global Finance BV, 8.75%, 05/23/2026	17,881
4,500	Votorantim Cimentos SA, Reg. S, 7.25%, 04/05/2041	4,778

		46,608

	Chile — 0.6%
2,900	Corp. Nacional del Cobre de Chile, Reg. S, 4.50%, 09/16/2025	3,009
3,000	Empresa Nacional del Petroleo, Reg. S, 3.75%, 08/05/2026	2,897
4,500	VTR Finance BV, Reg. S, 6.88%, 01/15/2024	4,685

		10,591

	China — 0.3%
2,000	Franshion Development Ltd., Reg. S, 6.75%, 04/15/2021	2,165
2,300	Shimao Property Holdings Ltd., Reg. S, 8.38%, 02/10/2022	2,476

		4,641

	Colombia — 1.0%
	Ecopetrol SA,
8,706	5.38%, 06/26/2026	9,172
7,550	5.88%, 09/18/2023	8,182

		17,354

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Croatia — 0.1%
2,000	Hrvatska Elektroprivreda, Reg. S, 5.88%, 10/23/2022	2,160

	Ecuador — 0.3%
	Petroamazonas EP,
2,630	4.63%, 02/16/2020 (e)	2,571
3,480	4.63%, 11/06/2020 (e)	3,349

		5,920

	Hungary — 0.1%
2,000	MFB Magyar Fejlesztesi Bank Zrt., Reg. S, 6.25%, 10/21/2020	2,143

	India — 0.7%
3,800	IDBI Bank Ltd., Reg. S, 3.75%, 01/25/2019	3,804
7,800	Vedanta Resources plc, Reg. S, 6.38%, 07/30/2022	8,024

		11,828

	Indonesia — 1.3%
6,373	Minejesa Capital BV, 4.63%, 08/10/2030 (e)	6,226
	Pertamina Persero PT,
1,100	Reg. S, 6.00%, 05/03/2042	1,182
8,000	Reg. S, 6.45%, 05/30/2044	9,090
4,300	Reg. S, 6.50%, 05/27/2041	4,909
2,600	Perusahaan Listrik Negara PT, Reg. S, 4.13%, 05/15/2027	2,517

		23,924

	Israel — 0.5%
11,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	8,924

	Jamaica — 0.1%
2,613	Digicel Group Ltd., Reg. S, 7.13%, 04/01/2022	2,259

	Kazakhstan — 1.9%
5,110	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.95%, 07/10/2042	5,742
5,629	Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/2027 (e)	5,629
	KazMunayGas National Co. JSC,
3,491	Reg. S, 4.40%, 04/30/2023	3,517
5,100	Reg. S, 4.75%, 04/19/2027	5,138
11,250	Reg. S, 7.00%, 05/05/2020	12,024
1,875	Reg. S, 9.13%, 07/02/2018	1,915

		33,965

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico — 6.2%
4,140	Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 07/06/2022 (e) (x) (y) (aa)	4,302
	Banco Nacional de Comercio Exterior SNC,
3,010	(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 08/11/2026 (e) (aa)	2,954
2,500	Reg. S, 4.38%, 10/14/2025	2,522
2,770	Mexico City Airport Trust, 5.50%, 07/31/2047 (e)	2,593
	Petroleos Mexicanos,
5,171	(ICE LIBOR USD 3 Month + 3.65%), 5.19%, 03/11/2022 (e) (aa)	5,656
16,100	5.50%, 01/21/2021	16,849
18,470	6.35%, 02/12/2048 (e)	17,973
25,464	6.75%, 09/21/2047 (e)	25,815
20,400	Reg. S, 5.38%, 03/13/2022	21,333
9,250	Reg. S, 6.50%, 03/13/2027	9,872

		109,869

	Morocco — 0.3%
5,010	OCP SA, Reg. S, 6.88%, 04/25/2044	5,599

	Peru — 0.9%
4,821	Cia Minera Milpo SAA, Reg. S, 4.63%, 03/28/2023	4,849
600	Consorcio Transmantaro SA, Reg. S, 4.38%, 05/07/2023	604
2,900	Fondo MIVIVIENDA SA, Reg. S, 3.50%, 01/31/2023	2,846
	Petroleos del Peru SA,
5,100	4.75%, 06/19/2032 (e)	4,979
3,430	5.63%, 06/19/2047 (e)	3,471

		16,749

	Russia — 2.0%
8,500	GTLK Europe DAC, Reg. S, 5.13%, 05/31/2024	8,489
2,500	Russian Agricultural Bank OJSC, Reg. S, 7.75%, 05/29/2018	2,529
4,350	Sberbank of Russia, Reg. S, 6.13%, 02/07/2022	4,671
	Vnesheconombank Via VEB Finance plc,
2,100	Reg. S, 4.22%, 11/21/2018	2,111
9,950	Reg. S, 5.94%, 11/21/2023	10,815
5,600	Reg. S, 6.03%, 07/05/2022	5,999

		34,614

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	South Africa — 1.3%
	Eskom Holdings SOC Ltd.,
10,726	Reg. S, 5.75%, 01/26/2021	10,817
2,200	Reg. S, 6.75%, 08/06/2023	2,274
6,915	Reg. S, 7.13%, 02/11/2025	7,287
2,300	Transnet SOC Ltd., Reg. S, 4.00%, 07/26/2022	2,251

		22,629

	Sri Lanka — 0.2%
3,110	National Savings Bank, Reg. S, 8.88%, 09/18/2018	3,193

	Trinidad and Tobago — 0.2%
3,981	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.75%, 08/14/2019	4,245

	Tunisia — 0.2%
3,622	Republic of Banque Centrale de Tunisie,
	Reg. S, 5.75%, 01/30/2025	3,418

	Turkey — 0.2%
4,080	TC Ziraat Bankasi A/S, 5.13%, 09/29/2023 (e)	3,993

	Ukraine — 0.6%
	State Savings Bank of Ukraine,
7,400	Reg. S, SUB, 9.38%, 03/10/2023	7,816
2,300	Reg. S, SUB, 9.63%, 03/20/2025	2,478

		10,294

	Venezuela, Bolivarian Republic of — 0.6%
	Petroleos de Venezuela SA,
11,483	Reg. S, 5.38%, 04/12/2027 (d)	2,915
1,700	Reg. S, 5.50%, 04/12/2037 (d)	419
9,566	Reg. S, 6.00%, 11/15/2026 (d)	2,392
2,854	Reg. S, 8.50%, 10/27/2020 (d)	2,357
2,730	Reg. S, 9.00%, 11/17/2021 (d)	767
3,420	Reg. S, 9.75%, 05/17/2035 (d)	934
3,370	Reg. S, 12.75%, 02/17/2022 (d)	997

		10,781

	Total Corporate Bonds (Cost $433,435)	432,462

Foreign Government Securities — 73.3%
	Angola — 1.5%
	Republic of Angola,
3,947	Reg. S, 7.00%, 08/17/2019	4,035
20,100	Reg. S, 9.50%, 11/12/2025	22,462

		26,497

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Argentina — 5.9%
ARS 183,400	Bonos de la Nacion Argentina con Ajuste por CER (ARCECOES), 4.00%, 03/06/2020	9,234
13,770	Provincia de Buenos Aires, Reg. S, 9.95%, 06/09/2021	15,285
	Provincia de Cordoba,
5,600	7.13%, 08/01/2027 (e)	5,614
1,810	7.45%, 09/01/2024 (e)	1,896
2,300	Reg. S, 7.13%, 06/10/2021	2,415
1,200	Reg. S, 7.45%, 09/01/2024	1,257
3,950	Provincia de Mendoza Argentina, Reg. S, 8.38%, 05/19/2024	4,197
	Republic of Argentina,
32,000	6.88%, 04/22/2021	33,792
2,531	6.88%, 01/11/2048	2,310
5,660	7.13%, 06/28/2117 (e)	5,238
10,571	8.28%, 12/31/2033	11,562
12,438	Reg. S, 7.13%, 06/28/2117	11,511

		104,311

	Armenia — 0.2%
3,200	Republic of Armenia, Reg. S, 7.15%, 03/26/2025	3,532

	Azerbaijan — 0.2%
4,300	Republic of Azerbaijan, Reg. S, 4.75%, 03/18/2024	4,343

	Bahrain — 0.8%
	Kingdom of Bahrain,
4,925	Reg. S, 5.88%, 01/26/2021	5,036
8,300	Reg. S, 6.13%, 07/05/2022	8,570

		13,606

	Belarus — 1.9%
	Republic of Belarus,
6,350	6.20%, 02/28/2030 (e)	6,382
8,749	7.63%, 06/29/2027 (e)	9,875
6,400	Reg. S, 6.88%, 02/28/2023	6,832
9,600	Reg. S, 7.63%, 06/29/2027	10,836

		33,925

	Bermuda — 0.3%
	Government of Bermuda,
2,000	Reg. S, 4.14%, 01/03/2023	2,068
3,600	Reg. S, 4.85%, 02/06/2024	3,793

		5,861

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Brazil — 1.6%
BRL 16,800	Brazil Notas do Tesouro Nacional, HB, 6.00%, 08/15/2050	18,021
	Federative Republic of Brazil,
3,511	6.00%, 04/07/2026	3,848
5,650	8.25%, 01/20/2034	7,156

		29,025

	Colombia — 1.5%
	Republic of Colombia,
9,300	3.88%, 04/25/2027	9,067
1,850	4.50%, 01/28/2026	1,902
7,400	5.00%, 06/15/2045	7,372
5,071	7.38%, 09/18/2037	6,471
1,100	8.13%, 05/21/2024	1,346
673	10.38%, 01/28/2033	1,061

		27,219

	Costa Rica — 0.7%
	Republic of Costa Rica,
3,832	Reg. S, 4.25%, 01/26/2023	3,702
3,785	Reg. S, 4.38%, 04/30/2025	3,596
5,109	Republic of Instituto Costarricense de Electricidad, Reg. S, 6.38%, 05/15/2043	4,547

		11,845

	Croatia — 1.5%
	Republic of Croatia,
8,690	Reg. S, 6.00%, 01/26/2024	9,537
400	Reg. S, 6.38%, 03/24/2021	431
10,400	Reg. S, 6.63%, 07/14/2020	11,128
5,720	Reg. S, 6.75%, 11/05/2019	6,063

		27,159

	Dominican Republic — 2.4%
	Government of Dominican Republic,
2,117	6.50%, 02/15/2048 (e)	2,191
9,812	Reg. S, 5.88%, 04/18/2024	10,352
9,400	Reg. S, 5.95%, 01/25/2027	9,917
12,146	Reg. S, 6.88%, 01/29/2026	13,543
5,450	Reg. S, 7.45%, 04/30/2044	6,226

		42,229

	Ecuador — 2.4%
	Republic of Ecuador,
7,760	8.75%, 06/02/2023 (e)	8,245
11,400	8.88%, 10/23/2027 (e)	11,999
3,750	Reg. S, 7.95%, 06/20/2024	3,816

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Ecuador — continued
2,100	Reg. S, 8.75%, 06/02/2023	2,231
7,000	Reg. S, 9.65%, 12/13/2026	7,735
2,787	Reg. S, 10.50%, 03/24/2020	3,027
5,700	Reg. S, 10.75%, 03/28/2022	6,427

		43,480

	Egypt — 1.7%
	Arab Republic of Egypt,
13,719	Reg. S, 5.88%, 06/11/2025	13,788
4,900	Reg. S, 7.50%, 01/31/2027	5,298
9,599	Reg. S, 8.50%, 01/31/2047	10,727

		29,813

	El Salvador — 2.6%
	Republic of El Salvador,
2,950	Reg. S, 5.88%, 01/30/2025	2,898
2,184	Reg. S, 6.38%, 01/18/2027	2,165
3,222	Reg. S, 7.38%, 12/01/2019	3,367
7,852	Reg. S, 7.63%, 02/01/2041	8,284
16,484	Reg. S, 7.65%, 06/15/2035	17,432
4,450	Reg. S, 7.75%, 01/24/2023	4,806
6,419	Reg. S, 8.25%, 04/10/2032	7,221

		46,173

	Ethiopia — 0.4%
6,930	Federal Democratic Republic of Ethiopia,
	Reg. S, 6.63%, 12/11/2024	6,930

	Gabon — 0.9%
16,878	Gabonese Republic, Reg. S, 6.38%, 12/12/2024	16,562

	Ghana — 1.2%
	Republic of Ghana,
8,000	Reg. S, 8.13%, 01/18/2026	8,710
9,500	Reg. S, 10.75%, 10/14/2030	12,778

		21,488

	Honduras — 0.5%
7,951	Republic of Honduras, Reg. S, 8.75%, 12/16/2020	8,736

	Hungary — 2.5%
	Republic of Hungary,
4,622	5.38%, 02/21/2023	5,003
8,990	5.38%, 03/25/2024	9,810
26,472	5.75%, 11/22/2023	29,285

		44,098

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Indonesia — 3.3%
	Republic of Indonesia,
IDR 231,600,000	7.00%, 05/15/2027	17,056
IDR 114,000,000	7.50%, 05/15/2038	8,404
1,860	Reg. S, 4.13%, 01/15/2025	1,865
1,200	Reg. S, 4.35%, 01/08/2027	1,217
7,760	Reg. S, 5.88%, 01/15/2024	8,536
10,500	Reg. S, 6.63%, 02/17/2037	12,698
7,385	Reg. S, 6.75%, 01/15/2044	9,317

		59,093

	Iraq — 1.0%
	Republic of Iraq,
6,691	Reg. S, 5.80%, 01/15/2028	6,449
10,730	Reg. S, 6.75%, 03/09/2023	10,998

		17,447

	Ivory Coast — 0.4%
	Republic of Cote d’Ivoire,
893	Reg. S, 6.38%, 03/03/2028	904
6,592	Reg. S, SUB, 5.75%, 12/31/2032	6,378

		7,282

	Jamaica — 1.2%
	Jamaica Government International Bond,
1,475	7.88%, 07/28/2045	1,785
2,144	8.00%, 06/24/2019	2,227
13,059	8.00%, 03/15/2039	15,801
1,759	9.25%, 10/17/2025	2,278

		22,091

	Jordan — 0.7%
	Kingdom of Jordan,
3,300	7.38%, 10/10/2047 (e)	3,477
7,874	Reg. S, 6.13%, 01/29/2026	8,071

		11,548

	Kazakhstan — 1.0%
	Republic of Kazakhstan,
2,424	Reg. S, 3.88%, 10/14/2024	2,472
6,400	Reg. S, 4.88%, 10/14/2044	6,496
4,900	Reg. S, 5.13%, 07/21/2025	5,353
3,440	Reg. S, 6.50%, 07/21/2045	4,223

		18,544

	Kenya — 1.3%
	Republic of Kenya,
2,800	7.25%, 02/28/2028 (e)	2,835
5,330	8.25%, 02/28/2048 (e)	5,470

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Kenya — continued
14,305	Reg. S, 6.88%, 06/24/2024	14,770

		23,075

	Lebanon — 3.5%
	Republic of Lebanon,
9,860	6.38%, 03/09/2020	9,786
4,350	Reg. S, 5.15%, 06/12/2018	4,341
9,150	Reg. S, 6.20%, 02/26/2025	8,521
12,268	Reg. S, 6.60%, 11/27/2026	11,455
12,550	Reg. S, 6.65%, 02/26/2030	11,251
16,985	Reg. S, 8.25%, 04/12/2021	17,622

		62,976

	Macedonia, the Former Yugoslav Republic of — 0.2%
EUR 3,203	Former Yugoslav Republic of Macedonia, 2.75%, 01/18/2025 (e)	3,898

	Malaysia — 0.4%
8,000	1MDB Global Investments Ltd., Reg. S, 4.40%, 03/09/2023	7,740

	Mexico — 0.9%
	United Mexican States,
EUR 2,060	3.38%, 02/23/2031	2,821
3,500	4.60%, 01/23/2046	3,267
9,750	5.55%, 01/21/2045	10,443

		16,531

	Mongolia — 0.7%
	Mongolia Government International Bond,
1,910	5.63%, 05/01/2023 (e)	1,901
1,240	8.75%, 03/09/2024 (e)	1,407
600	Reg. S, 8.75%, 03/09/2024	681
7,000	Reg. S, 10.88%, 04/06/2021	8,155

		12,144

	Morocco — 0.2%
2,400	Kingdom of Morocco, Reg. S, 5.50%, 12/11/2042	2,595

	Namibia — 0.2%
4,300	Republic of Namibia, Reg. S, 5.25%, 10/29/2025	4,300

	Nigeria — 1.2%
	Federal Republic of Nigeria,
4,450	6.50%, 11/28/2027 (e)	4,506
8,010	7.63%, 11/28/2047 (e)	8,220
7,778	7.70%, 02/23/2038 (e)	8,068

		20,794

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oman — 2.2%
	Oman Government International Bond,
5,454	6.75%, 01/17/2048 (e)	5,420
11,700	Reg. S, 4.75%, 06/15/2026	11,232
8,100	Reg. S, 5.38%, 03/08/2027	8,019
15,237	Reg. S, 6.50%, 03/08/2047	14,932

		39,603

	Pakistan — 1.4%
	Republic of Pakistan,
15,397	Reg. S, 7.25%, 04/15/2019	15,779
8,432	Reg. S, 8.25%, 04/15/2024	9,086

		24,865

	Panama — 1.4%
	Republic of Panama,
4,200	4.50%, 05/15/2047	4,263
5,100	6.70%, 01/26/2036	6,492
4,290	8.88%, 09/30/2027	6,006
5,550	9.38%, 04/01/2029	8,124

		24,885

	Paraguay — 0.7%
	Republic of Paraguay,
4,100	Reg. S, 5.00%, 04/15/2026	4,279
7,137	Reg. S, 6.10%, 08/11/2044	7,842

		12,121

	Peru — 0.2%
2,605	Republic of Peru, 5.63%, 11/18/2050	3,126

	Philippines — 0.7%
8,550	Republic of Philippines, 7.75%, 01/14/2031	11,587

	Romania — 1.0%
	Republic of Romania,
5,374	Reg. S, 4.38%, 08/22/2023	5,535
3,858	Reg. S, 4.88%, 01/22/2024	4,080
6,966	Reg. S, 6.75%, 02/07/2022	7,767

		17,382

	Russia — 2.7%
	Russian Federation,
RUB 1,220,000	7.75%, 09/16/2026	22,879
2,000	Reg. S, 4.50%, 04/04/2022	2,078
2,600	Reg. S, 4.88%, 09/16/2023	2,762
17,600	Reg. S, 5.88%, 09/16/2043	20,064

		47,783

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Senegal — 0.4%
	Republic of Senegal,
3,500	6.25%, 05/23/2033 (e)	3,478
3,000	Reg. S, 6.25%, 05/23/2033	2,981

		6,459

	Serbia — 1.0%
	Republic of Serbia,
6,200	Reg. S, 4.88%, 02/25/2020	6,347
10,900	Reg. S, 7.25%, 09/28/2021	12,099

		18,446

	South Africa — 3.2%
	Republic of South Africa,
9,400	5.00%, 10/12/2046	8,554
2,640	5.38%, 07/24/2044	2,541
3,900	5.50%, 03/09/2020	4,041
3,800	5.88%, 05/30/2022	4,095
ZAR 111,000	8.75%, 02/28/2048	9,104
ZAR 290,900	10.50%, 12/21/2026	28,279

		56,614

	Sri Lanka — 1.6%
	Republic of Sri Lanka,
5,740	6.20%, 05/11/2027 (e)	5,708
4,300	Reg. S, 5.88%, 07/25/2022	4,370
8,784	Reg. S, 6.25%, 10/04/2020	9,113
4,460	Reg. S, 6.83%, 07/18/2026	4,633
3,800	Reg. S, 6.85%, 11/03/2025	3,976

		27,800

	Tajikistan — 0.1%
1,810	Republic of Tajikistan International Bond, 7.13%, 09/14/2027 (e)	1,686

	Turkey — 2.5%
	Republic of Turkey,
3,445	5.75%, 03/22/2024	3,561
6,000	6.00%, 03/25/2027	6,143
8,850	6.00%, 01/14/2041	8,396
3,300	6.25%, 09/26/2022	3,515
14,400	6.63%, 02/17/2045	14,562
7,580	7.38%, 02/05/2025	8,499

		44,676

	Ukraine — 3.1%
	Republic of Ukraine,
8,700	7.38%, 09/25/2032 (e)	8,461
13,400	Reg. S, 7.75%, 09/01/2020	14,103

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Ukraine — continued
6,750	Reg. S, 7.75%, 09/01/2021	7,138
4,300	Reg. S, 7.75%, 09/01/2024	4,456
9,698	Reg. S, 7.75%, 09/01/2025	9,989
2,500	Reg. S, 7.75%, 09/01/2027	2,566
4,143	Ukreximbank Via Biz Finance plc, Reg. S, 9.75%, 01/22/2025	4,464
4,400	Ukreximbank Via Biz Finance PLC, Reg. S, 9.63%, 04/27/2022	4,669

		55,846

	Uruguay — 2.5%
	Republic of Uruguay,
17,879	5.10%, 06/18/2050	18,550
3,306	7.63%, 03/21/2036	4,554
6,246	7.88%, 01/15/2033	8,643
UYU 129,670	8.50%, 03/15/2028 (e)	4,267
UYU 222,316	9.88%, 06/20/2022 (e)	7,937

		43,951

	Venezuela, Bolivarian Republic of — 0.4%
	Republic of Venezuela,
1,700	Reg. S, 6.00%, 12/09/2020 (d)	434
4,553	Reg. S, 7.65%, 04/21/2025 (d)	1,218
2,812	Reg. S, 7.75%, 10/13/2019 (d)	724
6,080	Reg. S, 8.25%, 10/13/2024 (d)	1,626
2,827	Reg. S, 9.00%, 05/07/2023 (d)	756
3,610	Reg. S, 9.25%, 05/07/2028 (d)	957
2,740	Reg. S, 11.75%, 10/21/2026 (d)	788
3,370	Reg. S, 12.75%, 08/23/2022 (d)	966

		7,469

	Vietnam — 0.1%
1,000	Republic of Vietnam, Reg. S, 6.75%, 01/29/2020	1,059

	Zambia — 1.2%
	Republic of Zambia,
3,300	Reg. S, 5.38%, 09/20/2022	3,122
17,400	Reg. S, 8.97%, 07/30/2027	18,553

		21,675

	Total Foreign Government Securities (Cost $1,296,479)	1,303,923

U.S. Treasury Obligation — 0.0% (g)
890	U.S. Treasury Notes, 0.88%, 03/31/2018 (Cost $890)	890

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 1.3%
	Foreign Government Treasury Bills — 1.1%
	Arab Republic of Egypt, (Egypt),
EGP 190,000	18.52%, 08/07/2018 (n)	9,950
EGP 19,900	18.72%, 09/11/2018 (n)	1,032
EGP 159,600	18.80%, 09/18/2018 (n)	8,216

	Total Foreign Government Treasury Bills (Cost $19,229)	19,198

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 0.2%
4,289	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $4,290)	4,290

	Total Short-Term Investments (Cost $23,519)	23,488

	Total Investments — 98.9% (Cost $1,754,323)	1,760,763
	Other Assets in Excess of Liabilities — 1.1%	19,194

	NET ASSETS — 100.0%	$1,779,957

Percentages indicated are based on net assets.

Forward foreign currency exchange contracts outstanding as of February 28, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
BRL	14,703	USD	4,506	Citibank, NA**	03/19/2018	14
BRL	14,427	USD	4,323	Goldman Sachs International**	03/19/2018	112
CAD	5,729	USD	4,462	Citibank, NA	03/19/2018	4
CLP	5,459,250	USD	9,012	Credit Suisse International**	03/19/2018	162
CNY	29,145	USD	4,371	Deutsche Bank AG**	03/19/2018	231
CNY	59,528	USD	9,155	Goldman Sachs International**	03/19/2018	244
CZK	385,087	USD	17,906	Royal Bank of Canada	03/19/2018	602
KRW	4,803,700	USD	4,392	Goldman Sachs International**	03/19/2018	37
PHP	475,549	USD	9,054	Goldman Sachs International**	03/19/2018	53
PLN	31,273	USD	9,026	Citibank, NA	03/19/2018	114
PLN	32,169	USD	9,240	Goldman Sachs International	03/19/2018	162
RUB	249,636	USD	4,326	Citibank, NA**	03/19/2018	96
RUB	521,236	USD	9,209	Credit Suisse International**	03/19/2018	23
RUB	521,216	USD	8,675	Merrill Lynch International**	03/19/2018	557
SGD	17,921	USD	13,514	Citibank, NA	03/19/2018	17
SGD	12,085	USD	9,120	Credit Suisse International	03/19/2018	5
THB	300,540	USD	9,413	Citibank, NA	03/19/2018	165
THB	290,108	USD	9,056	HSBC Bank, N.A.	03/19/2018	190
THB	143,213	USD	4,404	Merrill Lynch International	03/19/2018	161
TRY	35,769	USD	9,346	Credit Suisse International	03/19/2018	13
TRY	35,141	USD	9,025	Goldman Sachs International	03/19/2018	170
TWD	272,114	USD	9,249	Merrill Lynch International**	03/19/2018	39
USD	4,508	AUD	5,752	Goldman Sachs International	03/19/2018	40
USD	9,078	BRL	29,445	Goldman Sachs International**	03/19/2018	27
USD	8,565	CAD	10,977	State Street Corp.	03/19/2018	9
USD	9,212	CLP	5,459,250	Credit Suisse International**	03/19/2018	38
USD	940	CZK	19,018	Credit Suisse International	03/19/2018	26
USD	9,026	HUF	2,316,941	Citibank, NA	03/19/2018	10
USD	22,876	IDR	307,383,615	Goldman Sachs International**	03/19/2018	602
USD	9,063	INR	589,890	Citibank, NA**	03/19/2018	47
USD	4,515	KRW	4,803,700	Citibank, NA**	03/19/2018	85
USD	9,056	KRW	9,625,124	Goldman Sachs International**	03/19/2018	181
USD	9,413	PHP	476,066	Citibank, NA**	03/19/2018	296
USD	31,475	PHP	1,617,859	Goldman Sachs International**	03/19/2018	493
USD	9,417	PLN	32,194	Goldman Sachs International	03/19/2018	9

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	9,375	PLN	31,248	HSBC Bank, N.A.	03/19/2018	243
USD	9,249	SGD	12,227	Credit Suisse International	03/19/2018	17
USD	18,266	TRY	69,651	HSBC Bank, N.A.	03/19/2018	40
USD	9,417	TWD	275,300	Citibank, NA**	03/19/2018	19
ZAR	114,212	USD	9,394	Citibank, NA	03/19/2018	264
MXN	163,876	USD	8,574	Goldman Sachs International	03/20/2018	94
USD	8,972	MXN	167,178	Goldman Sachs International	03/20/2018	131
USD	3,870	EUR	3,152	Goldman Sachs International	03/29/2018	16
USD	10,300	ZAR	121,095	BNP Paribas	03/29/2018	76
USD	9,722	ZAR	113,781	HSBC Bank, N.A.	03/29/2018	116
ZAR	113,967	USD	9,402	State Street Corp.	03/29/2018	221

Total unrealized appreciation						6,271

AUD	5,993	USD	4,695	Goldman Sachs International	03/19/2018	(40)
AUD	11,479	USD	9,005	HSBC Bank, N.A.	03/19/2018	(90)
BRL	29,215	USD	9,229	Barclays Bank plc**	03/19/2018	(248)
CAD	11,232	USD	8,972	Royal Bank of Canada	03/19/2018	(216)
CAD	5,248	USD	4,100	Union Bank of Switzerland AG	03/19/2018	(9)
CNY	56,502	USD	8,972	Goldman Sachs International**	03/19/2018	(51)
EUR	7,429	USD	9,193	State Street Corp.	03/19/2018	(118)
HUF	2,316,941	USD	9,322	HSBC Bank, N.A.	03/19/2018	(306)
IDR	123,379,283	USD	9,063	Citibank, NA**	03/19/2018	(122)
IDR	189,330,248	USD	14,106	Goldman Sachs International**	03/19/2018	(387)
IDR	118,053,367	USD	8,640	Merrill Lynch International**	03/19/2018	(86)
KRW	9,764,729	USD	9,210	Citibank, NA**	03/19/2018	(206)
KRW	9,625,124	USD	9,040	Goldman Sachs International**	03/19/2018	(164)
PHP	1,154,937	USD	22,662	Citibank, NA**	03/19/2018	(545)
SGD	12,400	USD	9,480	Goldman Sachs International	03/19/2018	(118)
THB	287,668	USD	9,189	Goldman Sachs International	03/19/2018	(21)
TWD	272,795	USD	9,357	Goldman Sachs International**	03/19/2018	(46)
USD	8,806	AUD	11,720	National Australia Bank Ltd.	03/19/2018	(297)
USD	8,797	BRL	28,900	Citibank, NA**	03/19/2018	(88)
USD	4,470	CNH	29,145	Goldman Sachs International**	03/19/2018	(131)
USD	9,071	CNY	59,528	HSBC Bank, N.A.**	03/19/2018	(328)
USD	8,814	EUR	7,429	National Australia Bank Ltd.	03/19/2018	(262)
USD	8,836	RON	34,748	Citibank, NA	03/19/2018	(273)
USD	9,030	RUB	514,066	Credit Suisse International**	03/19/2018	(75)
USD	4,278	RUB	256,785	Goldman Sachs International**	03/19/2018	(270)
USD	13,285	SGD	17,921	Barclays Bank plc	03/19/2018	(246)
USD	9,228	SGD	12,258	Credit Suisse International	03/19/2018	(26)
USD	9,437	THB	296,521	Credit Suisse International	03/19/2018	(13)
USD	13,688	THB	437,340	HSBC Bank, N.A.	03/19/2018	(250)
USD	9,058	TRY	35,141	Goldman Sachs International	03/19/2018	(137)
USD	9,340	TRY	36,026	HSBC Bank, N.A.	03/19/2018	(87)
USD	9,232	ZAR	114,212	State Street Corp.	03/19/2018	(426)
USD	8,467	MXN	163,876	Goldman Sachs International	03/20/2018	(200)
EUR	5,582	USD	6,939	Citibank, NA	03/29/2018	(114)
USD	2,886	EUR	2,430	Royal Bank of Canada	03/29/2018	(84)
USD	9,245	ZAR	113,967	Citibank, NA	03/29/2018	(377)
USD	18,315	ZAR	222,738	TD Bank Financial Group	03/29/2018	(491)

Total unrealized depreciation						(6,948)

Net unrealized depreciation						(677)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Over the Counter (“OTC”) Credit default swap contracts outstanding — buy protection (1) as of February 28, 2018:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.76	USD	7,600	(108)	11	(97)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.76	USD	15,300	(121)	(74)	(195)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.76		USD 15,300	(132)	(64)	(196)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Citibank, NA	12/20/2022	0.76		USD 15,200	(217)	22	(195)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Citibank, NA	12/20/2022	0.76		USD 7,600	(111)	14	(97)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Citibank, NA	12/20/2022	0.76		USD 15,400	(122)	(75)	(197)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.76		USD 7,900	(103)	2	(101)

								(914)	(164)	(1,078)

OTC Credit default swap contracts outstanding — sell protection (2) as of February 28, 2018:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.55		USD 7,600	177	(10)	167
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.55	USD	15,300	267	69	336
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.55		USD 15,300	264	73	337
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Citibank, NA	12/20/2022	0.55		USD 15,200	341	(6)	335
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Citibank, NA	12/20/2022	0.55		USD 7,600	177	(10)	167
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Citibank, NA	12/20/2022	0.55		USD 15,400	272	66	338
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.55		USD 7,900	162	12	174

								1,660	194	1,854

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	41

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of February 28, 2018:
	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding — sell protection	1,660	1,854

Total OTC swap contracts outstanding	1,660	1,854

Liabilities
OTC Credit default swap contracts outstanding — buy protection	(914)	(1,078)

Total OTC swap contracts outstanding	(914)	(1,078)

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 99.8%
Asset-Backed Securities — 8.6%
23,013	ABFC Trust, Series 2006-OPT2, Class A2, 1.76%, 10/25/2036 (z) (bb)	21,330
2,331	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.21%, 01/25/2034 (bb)	2,389
	ACE Securities Corp. Home Equity Loan Trust,
5,008	Series 2006-ASP2, Class A2D, 1.90%, 03/25/2036 (z)	5,012
29,813	Series 2006-FM1, Class A2B, 1.71%, 07/25/2036 (z) (bb)	10,309
17,933	Ally Auto Receivables Trust, Series 2017-5, Class A3, 1.99%, 03/15/2022	17,709
	American Express Credit Account Master Trust,
8,643	Series 2014-1, Class A, 1.96%, 12/15/2021 (z)	8,670
23,504	Series 2017-8, Class A, 1.71%, 05/16/2022 (z)	23,515
708	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, 2.90%, 08/25/2033 (z) (bb)	704
1,022	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, 4.18%, 12/15/2033 (z) (bb)	1,023
1,778	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, SUB, 5.82%, 12/25/2042 (bb)	1,711
	Capital One Multi-Asset Execution Trust,
19,145	Series 2014-A3, Class A3, 1.97%, 01/18/2022 (z)	19,196
34,007	Series 2014-A4, Class A4, 1.95%, 06/15/2022 (z)	34,098
15,774	Series 2016-A1, Class A1, 2.04%, 02/15/2022 (z)	15,829
	Carrington Mortgage Loan Trust,
15,761	Series 2006-FRE2, Class A2, 1.74%, 10/25/2036 (z) (bb)	11,558
11,958	Series 2006-NC2, Class A3, 1.77%, 06/25/2036 (z) (bb)	11,820
9,146	Series 2007-FRE1, Class A2, 1.82%, 02/25/2037 (z)	9,082
5,347	Series 2007-RFC1, Class A2, 1.72%, 12/25/2036 (z) (bb)	5,305
2,652	Centex Home Equity Loan Trust, Series 2005-A, Class M2, 2.37%, 01/25/2035 (z) (bb)	2,527
	Citibank Credit Card Issuance Trust,
15,063	Series 2013-A7, Class A7, 2.01%, 09/10/2020 (z)	15,092
9,669	Series 2017-A1, Class A1, 1.84%, 01/19/2021 (z)	9,685

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

19,003	Series 2017-A4, Class A4, 1.80%, 04/07/2022 (z)	19,035
26,596	Series 2017-A9, Class A9, 1.80%, 09/20/2021	26,315
274	Continental Airlines Pass-Through Trust, Series 2003-ERJ1, 7.88%, 07/02/2018	278
	Countrywide Asset-Backed Certificates,
11,474	Series 2006-8, Class 2A3, 1.78%, 01/25/2046 (z) (bb)	11,373
9,690	Series 2007-2, Class 2A3, 1.76%, 08/25/2037 (z) (bb)	9,362
13,970	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, 1.76%, 10/25/2036 (z) (bb)	12,558
	CWABS Asset-Backed Certificates Trust,
8,765	Series 2006-11, Class 3AV2, 1.78%, 09/25/2046 (z) (bb)	8,620
4,340	Series 2006-14, Class 2A2, 1.77%, 02/25/2037 (z) (bb)	4,320
10,136	Series 2006-17, Class 2A2, 1.77%, 03/25/2047 (z) (bb)	9,800
21,154	Series 2006-18, Class 2A2, 1.78%, 03/25/2037 (z) (bb)	20,847
605	CWABS, Inc., Series 2004-1, Class M2, 2.45%, 03/25/2034 (z) (bb)	601
33,537	Discover Card Execution Note Trust, Series 2014-A1, Class A1, 2.02%, 07/15/2021 (z)	33,617
3,699	Ellington Loan Acquisition Trust, Series 2007-2, Class A2E, 2.72%, 05/25/2037 (e) (z) (bb)	3,745
9,932	FBR Securitization Trust, Series 2005-5, Class M1, 2.31%, 11/25/2035 (z) (bb)	9,837
4,028	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, 1.89%, 07/25/2036 (z) (bb)	2,295
	First Franklin Mortgage Loan Trust,
18,291	Series 2006-FF8, Class IA1, 1.76%, 07/25/2036 (z) (bb)	18,077
2,289	Series 2006-FF12, Class A4, 1.76%, 09/25/2036 (z) (bb)	2,269
12,769	Series 2006-FF14, Class A5, 1.78%, 10/25/2036 (z) (bb)	12,459
	Ford Credit Auto Owner Trust,
21,113	Series 2015-B, Class B, 2.04%, 10/15/2020	20,992
5,535	Series 2016-A, Class A3, 1.39%, 07/15/2020	5,508
22,893	Series 2017-C, Class A3, 2.01%, 03/15/2022	22,648

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	43

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
14,481	Fremont Home Loan Trust, Series 2006-1, Class 1A1, 1.78%, 04/25/2036 (z)	14,360
8,159	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 1.72%, 03/25/2047 (z) (bb)	4,435
	GSAMP Trust,
3,392	Series 2002-HE2, Class A2, 2.63%, 10/20/2032 (e) (z) (bb)	3,406
4,915	Series 2005-WMC1, Class M1, 2.36%, 09/25/2035 (z) (bb)	4,804
15,394	Series 2006-FM1, Class A1, 1.78%, 04/25/2036 (z) (bb)	11,938
5,460	Series 2006-FM2, Class A2C, 1.77%, 09/25/2036 (z) (bb)	2,659
16,811	Series 2006-HE3, Class A2C, 1.78%, 05/25/2046 (z)	16,573
24,048	Series 2007-HE1, Class A2C, 1.77%, 03/25/2047 (z) (bb)	23,419
4,202	Home Equity Asset Trust, Series 2005-9, Class 2A4, 1.96%, 04/25/2036 (z) (bb)	4,209
	Home Equity Mortgage Loan Asset-Backed Trust,
1,035	Series 2004-B, Class M2, 2.75%, 11/25/2034 (z) (bb)	1,029
17,056	Series 2006-C, Class 2A, 1.75%, 08/25/2036 (z) (bb)	15,521
5,805	Series 2006-C, Class 3A3, 1.77%, 08/25/2036 (z) (bb)	5,572
19,980	Series 2006-E, Class 2A3, 1.79%, 04/25/2037 (z) (bb)	14,431
2,518	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, 1.77%, 08/25/2036 (z) (bb)	2,495
1,138	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, 2.48%, 07/25/2034 (z) (bb)	1,135
	MASTR Asset-Backed Securities Trust,
6,706	Series 2006-HE4, Class A2, 1.73%, 11/25/2036 (z) (bb)	3,281
8,598	Series 2006-HE4, Class A3, 1.77%, 11/25/2036 (z) (bb)	4,239
11,215	Series 2006-NC3, Class A1, 1.75%, 10/25/2036 (z) (bb)	6,996
17,170	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 1A1, 2.62%, 10/25/2037 (z) (bb)	17,380
	Morgan Stanley ABS Capital I, Inc. Trust,
2,292	Series 2004-SD3, Class M1, 2.67%, 06/25/2034 (e) (z) (bb)	2,302
4,573	Series 2007-HE7, Class A2B, 2.62%, 07/25/2037 (z) (bb)	4,472

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,300	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1.80%, 06/25/2037 (z) (bb)	6,255
	New Century Home Equity Loan Trust,
11	Series 2003-5, Class AI7, 5.12%, 11/25/2033 (z) (bb)	11
15,826	Series 2006-2, Class A2B, 1.78%, 08/25/2036 (z) (bb)	14,709
3,310	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-HE1, Class M1, 2.03%, 02/25/2036 (z) (bb)	3,317
	NovaStar Mortgage Funding Trust,
13,726	Series 2006-4, Class A2C, 1.77%, 09/25/2036 (z) (bb)	7,785
5,193	Series 2006-4, Class A2D, 1.87%, 09/25/2036 (z) (bb)	2,958
22,033	Series 2007-1, Class A1A, 1.75%, 03/25/2037 (z) (bb)	16,853
	OneMain Financial Issuance Trust,
6,153	Series 2016-2A, Class C, SUB, 5.67%, 03/20/2028 (e)	6,255
9,141	Series 2017-1A, Class A2, 2.39%, 09/14/2032 (e) (z)	9,168
3,761	Series 2017-1A, Class C, 3.35%, 09/14/2032 (e)	3,719
3,850	Series 2017-1A, Class D, 4.52%, 09/14/2032 (e)	3,831
6,713	Series 2018-1A, Class C, 3.77%, 03/14/2029 (e)	6,712
	Option One Mortgage Loan Trust,
879	Series 2004-3, Class M2, 2.48%, 11/25/2034 (z) (bb)	879
3,396	Series 2005-3, Class M2, 2.36%, 08/25/2035 (z)	3,393
10,997	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, 1.85%, 12/25/2035 (z) (bb)	10,903
4,122	People’s Choice Home Loan Securities Trust, Series 2005-4, Class 1A2, 2.14%, 12/25/2035 (z) (bb)	4,017
9,751	Popular ABS Mortgage Pass-Through Trust, Series 2005-4, Class M1, 2.08%, 09/25/2035 (z) (bb)	9,758
3,352	RAAC Trust, Series 2007-SP2, Class A2, 2.02%, 06/25/2047 (z) (bb)	3,347
	RASC Trust,
2,740	Series 2005-KS2, Class M1, 2.27%, 03/25/2035 (z) (bb)	2,742
1,549	Series 2005-KS8, Class M2, 2.07%, 08/25/2035 (z) (bb)	1,550

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
7,070	Series 2007-KS3, Class AI3, 1.87%, 04/25/2037 (z) (bb)	6,947
	Renaissance Home Equity Loan Trust,
395	Series 2004-4, Class AF4, SUB, 4.88%, 02/25/2035 (bb)	396
146	Series 2005-4, Class A3, SUB, 5.57%, 02/25/2036	146
	Saxon Asset Securities Trust,
3,912	Series 2001-3, Class AV1, 2.16%, 09/25/2031 (z) (bb)	3,910
1,440	Series 2002-3, Class AF6, SUB, 5.41%, 05/25/2031 (bb)	1,497
9,995	Series 2007-1, Class A2C, 1.77%, 01/25/2047 (z) (bb)	9,831
	Securitized Asset-Backed Receivables LLC Trust,
14,850	Series 2006-NC3, Class A1, 1.76%, 09/25/2036 (z) (bb)	10,606
4,585	Series 2007-NC2, Class A2B, 1.76%, 01/25/2037 (z) (bb)	3,278
	Soundview Home Loan Trust,
4,601	Series 2005-2, Class M5, 2.61%, 07/25/2035 (z) (bb)	4,645
12,939	Series 2005-OPT3, Class A1, 1.88%, 11/25/2035 (z) (bb)	12,917
7,244	Series 2006-1, Class A4, 1.92%, 02/25/2036 (z) (bb)	7,245
11,957	Series 2006-EQ1, Class A3, 1.78%, 10/25/2036 (z) (bb)	11,861
27,289	Series 2006-OPT1, Class 1A1, 1.80%, 03/25/2036 (z) (bb)	27,135
5,525	Series 2006-OPT2, Class A3, 1.80%, 05/25/2036 (z) (bb)	5,508
38,010	Series 2006-OPT3, Class 1A1, 1.78%, 06/25/2036 (z) (bb)	37,798
23,483	Series 2006-OPT4, Class 1A1, 1.77%, 06/25/2036 (z) (bb)	23,223
7,169	Series 2007-1, Class 2A3, 1.79%, 03/25/2037 (z) (bb)	7,124
5,292	Series 2007-OPT3, Class 2A3, 1.80%, 08/25/2037 (z) (bb)	5,145
	Structured Asset Investment Loan Trust,
3,081	Series 2005-4, Class M3, 2.34%, 05/25/2035 (z) (bb)	3,089
15,779	Series 2006-2, Class A3, 1.98%, 04/25/2036 (z)	15,644
	Structured Asset Securities Corp. Mortgage Loan Trust,
3,096	Series 2006-BC5, Class A4, 1.79%, 12/25/2036 (z) (bb)	3,016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

12,674	Series 2007-WF1, Class A4, 1.82%, 02/25/2037 (z) (bb)	12,462
6,565	Terwin Mortgage Trust, Series 2006-3, Class 2A2, 1.83%, 04/25/2037 (e) (z)	6,463
	Towd Point Mortgage Trust,
9,906	Series 2015-3, Class A4B, 3.50%, 03/25/2054 (e) (z)	9,956
15,924	Series 2016-4, Class A1, 2.25%, 07/25/2056 (e) (z) (bb)	15,653
	Velocity Commercial Capital Loan Trust,
11,582	Series 2016-2, Class AFX, 3.00%, 10/25/2046 (z)	11,558
2,802	Series 2017-1, Class M3, 5.35%, 05/25/2047 (e) (z) (bb)	2,852
3,231	Series 2017-1, Class M4, 6.40%, 05/25/2047 (e) (z)	3,432
2,039	Series 2017-1, Class M5, 7.95%, 05/25/2047 (e) (z)	2,203
4,465	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, 1.77%, 01/25/2037 (z) (bb)	4,429

	Total Asset-Backed Securities (Cost $1,022,271)	1,033,907

SHARES
Closed End Funds — 1.0%
438	Advent Claymore Convertible Securities and Income Fund II	2,535
3,145	BlackRock Corporate High Yield Fund, Inc.	33,210
1,404	BlackRock Debt Strategies Fund, Inc.	16,107
1,188	Blackstone/GSO Strategic Credit Fund	18,802
557	Eaton Vance Floating-Rate Income Trust	8,166
693	Eaton Vance Senior Income Trust	4,511
765	Invesco Dynamic Credit Opportunities Fund	8,868
433	Invesco Senior Income Trust	1,904
1,670	Nuveen Credit Strategies Income Fund	13,511
499	Nuveen Floating Rate Income Opportunity Fund	5,612
765	Prudential Global Short Duration High Yield Fund, Inc.	10,734
452	Voya Prime Rate Trust	2,335

	Total Closed End Funds (Cost $114,955)	126,295

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	45

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — 8.6%
	Adjustable Rate Mortgage Trust,
6,139	Series 2005-5, Class 5A1, 3.82%, 09/25/2035 (z)	5,605
1,474	Series 2005-10, Class 1A21, 3.73%, 01/25/2036 (z)	1,396
	Alternative Loan Trust,
188	Series 2004-5CB, Class 2A1, 5.00%, 05/25/2019	190
995	Series 2005-20CB, Class 4A1, 5.25%, 07/25/2020	984
574	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	576
183	Series 2005-J3, Class 3A1, 6.50%, 09/25/2034	182
1,433	Series 2005-J6, Class 2A1, 5.50%, 07/25/2025	1,415
1,185	Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	1,170
1,601	Series 2006-24CB, Class A1, 6.00%, 06/25/2036	1,376
2,884	Series 2006-24CB, Class A23, 6.00%, 06/25/2036	2,479
4,014	Series 2006-25CB, Class A9, 6.00%, 10/25/2036	3,513
678	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	556
2,401	Series 2006-31CB, Class A3, 6.00%, 11/25/2036	2,102
561	Series 2006-41CB, Class 2A17, 6.00%, 01/25/2037	470
4,330	Series 2006-J2, Class A1, 2.12%, 04/25/2036 (z)	2,723
188	Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	165
804	Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	667
1,894	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, 1.81%, 09/25/2046 (z)	1,693
	Banc of America Alternative Loan Trust,
2,009	Series 2004-12, Class 2CB1, 6.00%, 01/25/2035	1,955
1,765	Series 2005-2, Class 2CB1, 6.00%, 03/25/2035	1,622
1,484	Series 2006-4, Class 2A1, 6.00%, 05/25/2021	1,440
	Banc of America Funding Trust,
1,731	Series 2005-1, Class 1A1, 5.50%, 02/25/2035	1,733

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

616	Series 2006-1, Class 2A1, 5.50%, 01/25/2036	600
1,581	Series 2006-D, Class 5A2, 3.65%, 05/20/2036 (z)	1,470
9,531	Series 2014-R7, Class 1A1, 1.77%, 05/26/2036 (e) (z)	9,151
2,155	Series 2014-R7, Class 2A1, 1.76%, 09/26/2036 (e) (z)	2,110
17,060	Series 2015-R4, Class 5A1, 1.71%, 10/25/2036 (e) (z)	16,159
	Banc of America Mortgage Trust,
320	Series 2005-11, Class 2A1, 5.25%, 12/25/2020	320
4,553	Series 2007-3, Class 1A1, 6.00%, 09/25/2037	4,404
7,509	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, 3.48%, 02/25/2036 (z)	7,067
4,055	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.75%, 10/25/2034	4,029
1,377	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.00%, 05/25/2035	1,442
	CHL Mortgage Pass-Through Trust,
591	Series 2005-21, Class A2, 5.50%, 10/25/2035	569
1,720	Series 2006-15, Class A1, 6.25%, 10/25/2036	1,484
783	Series 2006-20, Class 1A36, 5.75%, 02/25/2037	660
2,420	Series 2007-5, Class A6, 1.97%, 05/25/2037 (z)	1,808
	Citicorp Mortgage Securities Trust,
25	Series 2006-7, Class 2A1, 5.50%, 12/25/2021	25
3,249	Series 2007-5, Class 1A9, 6.00%, 06/25/2037	3,318
	Citigroup Mortgage Loan Trust,
641	Series 2006-4, Class 1A1, 5.50%, 12/25/2035	630
4,837	Series 2014-10, Class 1A1, 1.70%, 11/25/2036 (e) (z)	4,602
6,684	Series 2014-10, Class 3A1, 1.76%, 07/25/2036 (e) (z)	6,276
7,979	Series 2014-10, Class 4A1, 1.73%, 02/25/2037 (e) (z)	7,376
4,234	Series 2014-11, Class 4A1, 1.66%, 07/25/2036 (e) (z)	4,076
17,910	Series 2014-12, Class 1A4, 1.69%, 08/25/2036 (e) (z)	17,225

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
2,474	Series 2014-12, Class 2A4, 3.41%, 02/25/2037 (e) (z)	2,452
7,438	Series 2014-C, Class A, 3.25%, 02/25/2054 (e) (z)	7,355
79	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.25%, 03/25/2021	79
	COLT Mortgage Loan Trust,
6,923	Series 2017-2, Class A2A, 2.57%, 10/25/2047 (e) (z)	6,933
2,187	Series 2018-1, Class A2, 2.98%, 02/25/2048 (e) (z)	2,187
	Credit Suisse First Boston Mortgage Securities Corp.,
1,832	Series 2004-5, Class 4A1, 6.00%, 09/25/2034	1,865
293	Series 2005-5, Class 1A1, 5.00%, 07/25/2020	293
86	Series 2005-7, Class 3A1, 5.00%, 08/25/2020	84
	CSMC,
2,473	Series 2011-12R, Class 3A1, 3.12%, 07/27/2036 (e) (z)	2,476
2,227	Series 2014-10R, Class 4A1, 1.72%, 12/27/2036 (e) (z)	2,196
2,150	Series 2014-11R, Class 8A1, 1.90%, 04/27/2037 (e) (z)	2,124
8,104	Series 2014-11R, Class 9A1, 1.70%, 10/27/2036 (e) (z)	7,832
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
2,203	Series 2005-1, Class 1A1, 2.12%, 02/25/2035 (z)	2,132
599	Series 2005-1, Class 2A1, 5.71%, 02/25/2020 (z)	601
3,640	Ellington Financial Mortgage Trust, Series 2017-1, Class A3, 2.84%, 10/25/2047 (e) (z)	3,634
	FHLMC Structured Agency Credit Risk Debt Notes,
37,009	Series 2014-DN1, Class M2, 3.82%, 02/25/2024 (z)	38,121
22,625	Series 2014-DN2, Class M2, 3.27%, 04/25/2024 (z)	22,993
3,284	Series 2014-DN3, Class M3, 5.62%, 08/25/2024 (z) (bb)	3,598
6,694	Series 2014-DN4, Class M3, 6.17%, 10/25/2024 (z)	7,436
18,196	Series 2015-DNA2, Class M2, 4.22%, 12/25/2027 (z)	18,556

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

12,333	Series 2015-DNA3, Class M2, 4.47%, 04/25/2028 (z)	12,778
1,259	Series 2016-DNA1, Class M2, 4.52%, 07/25/2028 (z)	1,295
22,953	Series 2016-DNA3, Class M2, 3.62%, 12/25/2028 (z)	23,393
7,926	Series 2016-DNA4, Class M1, 2.42%, 03/25/2029 (z)	7,943
12,838	Series 2016-HQA2, Class M2, 3.87%, 11/25/2028 (z)	13,148
8,956	Series 2016-HQA3, Class M1, 2.42%, 03/25/2029 (z)	8,976
15,367	Series 2017-DNA1, Class M1, 2.82%, 07/25/2029 (z)	15,545
28,557	Series 2017-DNA2, Class M1, 2.82%, 10/25/2029 (z)	28,908
42,739	Series 2017-DNA3, Class M1, 2.37%, 03/25/2030 (z)	42,918
14,050	Series 2017-HQA1, Class M1, 2.82%, 08/25/2029 (z)	14,180
36,960	Series 2017-HQA2, Class M1, 2.42%, 12/25/2029 (z)	37,089
1,906	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.75%, 12/25/2036	1,579
2,057	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.25%, 11/25/2037	1,690
1,976	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.00%, 08/25/2036	1,770
	FNMA, Connecticut Avenue Securities,
6,545	Series 2014-C01, Class M1, 3.22%, 01/25/2024 (z) (bb)	6,597
33,991	Series 2015-C03, Class 1M2, 6.62%, 07/25/2025 (z) (bb)	38,652
30,923	Series 2015-C04, Class 1M2, 7.32%, 04/25/2028 (z) (bb)	35,880
2,834	Series 2016-C01, Class 1M1, 3.57%, 08/25/2028 (z)	2,852
18,259	Series 2016-C02, Class 1M1, 3.77%, 09/25/2028 (z)	18,419
5,680	Series 2016-C03, Class 1M1, 3.62%, 10/25/2028 (z)	5,763
8,270	Series 2016-C03, Class 2M1, 3.82%, 10/25/2028 (z)	8,326
26,768	Series 2016-C04, Class 1M1, 3.07%, 01/25/2029 (z)	27,002
18,641	Series 2016-C05, Class 2M1, 2.97%, 01/25/2029 (z)	18,741

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	47

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
39,065		Series 2016-C06, Class 1M1, 2.92%, 04/25/2029 (z)	39,406
26,423		Series 2017-C01, Class 1M1, 2.92%, 07/25/2029 (z)	26,663
48,519		Series 2017-C02, Class 2M1, 2.77%, 09/25/2029 (z)	48,875
39,766		Series 2017-C03, Class 1M1, 2.57%, 10/25/2029 (z)	40,038
33,660		Series 2017-C04, Class 2M1, 2.47%, 11/25/2029 (z)	33,805
36,322		Series 2017-C05, Class 1M1, 2.17%, 01/25/2030 (z)	36,351
18,332		Series 2017-C06, Class 1M1, 2.37%, 02/25/2030 (z)	18,373
1,899		GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, 1.73%, 04/26/2037 (e) (z)	1,857
		GSR Mortgage Loan Trust,
2,123		Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	2,044
1,816		Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	1,892
286		Series 2006-9F, Class 9A1, 6.00%, 08/25/2021	279
		HarborView Mortgage Loan Trust,
2,516		Series 2004-9, Class 2A, 3.62%, 12/19/2034 (z)	2,290
7,218		Series 2006-9, Class 2A1A, 1.80%, 11/19/2036 (z)	6,008
14,717		HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.89%, 10/25/2035 (z)	14,670
		Impac CMB Trust,
2,015		Series 2004-6, Class 1A2, 2.40%, 10/25/2034 (z)	1,973
13,915		Series 2005-1, Class 2A1, 2.13%, 04/25/2035 (z)	13,648
1,323		JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.50%, 09/25/2020	1,242
522		Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.00%, 08/25/2021	523
—	(h)	Lehman XS Trust, Series 2006-18N, Class A2A, 1.77%, 12/25/2036 (z)	77
		LSTAR Securities Investment Ltd., (Cayman Islands),
3,778		Series 2017-3, Class A1, 3.57%, 04/01/2022 (e) (z)	3,782
6,906		Series 2017-6, Class A, 3.32%, 09/01/2022 (e) (z)	6,904
7,826		Series 2017-9, Class A, 3.12%, 12/01/2022 (e) (z)	7,773

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,024	LSTAR Securities Investment Ltd. LLC, (Cayman Islands), Series 2017-8, Class A, 3.22%, 11/01/2022 (e) (z)	6,015
	MASTR Alternative Loan Trust,
993	Series 2004-7, Class 10A1, 6.00%, 06/25/2034	999
2,824	Series 2005-5, Class 3A1, 5.75%, 08/25/2035	2,419
1,592	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.50%, 03/25/2034 (e)	1,516
4,472	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, 1.97%, 12/26/2036 (e) (z)	4,338
2,047	Prime Mortgage Trust, Series 2005-2, Class 2A1, 6.37%, 10/25/2032 (z)	2,097
	RALI Trust,
367	Series 2003-QS16, Class A1, 5.00%, 08/25/2018	367
250	Series 2003-QS20, Class CB, 5.00%, 11/25/2018	251
311	Series 2005-QS3, Class 2A1, 5.00%, 03/25/2020	310
345	Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	328
143	Series 2007-QS4, Class 5A2, 5.50%, 04/25/2022	144
	RBSSP Resecuritization Trust,
975	Series 2010-10, Class 2A1, 1.69%, 09/26/2036 (e) (z)	972
7,824	Series 2012-6, Class 10A2, 1.71%, 08/26/2036 (e) (z)	7,146
	Residential Asset Securitization Trust,
80	Series 2004-A6, Class A1, 5.00%, 08/25/2019	80
19,996	Series 2006-R1, Class A2, 2.02%, 01/25/2046 (z)	9,353
	RFMSI Trust,
3,806	Series 2005-SA2, Class 2A2, 3.79%, 06/25/2035 (z)	3,634
3,694	Series 2006-S9, Class A1, 6.25%, 09/25/2036	3,590
2,850	Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,697
4,024	Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	3,764
1,958	Series 2006-SA4, Class 2A1, 4.72%, 11/25/2036 (z)	1,862
1,147	Series 2007-S2, Class A4, 6.00%, 02/25/2037	1,094

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
945	Structured Asset Securities Corp. Trust, Series 2005-17, Class 4A5, 5.50%, 10/25/2035	978
	Thornburg Mortgage Securities Trust,
1,645	Series 2002-4, Class 3A, 3.39%, 12/25/2042 (z)	1,645
2,839	Series 2007-4, Class 3A1, 3.49%, 09/25/2037 (z)	2,861
1,233	Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75%, 04/25/2055 (e) (z)	1,225
	Verus Securitization Trust,
1,531	Series 2017-1A, Class A2, 3.16%, 01/25/2047 (e) (z)	1,532
5,950	Series 2017-2A, Class A2, 2.64%, 07/25/2047 (e) (z)	5,911
3,796	Series 2017-SG1A, Class A2, SUB, 2.77%, 11/25/2047 (e)	3,791
3,341	Series 2018-1, Class A2, 3.03%, 02/25/2048 (e) (z)	3,339
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,964	Series 2005-7, Class 1A2, 2.07%, 09/25/2035 (z)	1,551
161	Series 2005-8, Class 1A8, 5.50%, 10/25/2035	154
1,417	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 1A2, 5.50%, 02/25/2035	1,469
	Wells Fargo Mortgage-Backed Securities Trust,
487	Series 2005-16, Class A8, 5.75%, 01/25/2036	519
1,695	Series 2006-11, Class A4, 5.00%, 09/25/2036	1,580
2,053	Series 2006-11, Class A8, 6.00%, 09/25/2036	1,970
1,159	Series 2006-11, Class A9, 6.50%, 09/25/2036	1,128
4	Series 2006-11, Class A13, 6.00%, 09/25/2036	4
251	Series 2006-17, Class A1, 5.50%, 11/25/2021	252
168	Series 2007-3, Class 3A1, 5.50%, 04/25/2022	171
1,798	Series 2007-10, Class 1A5, 6.00%, 07/25/2037	1,794
837	Series 2007-11, Class A85, 6.00%, 08/25/2037	814
168	Series 2007-11, Class A96, 6.00%, 08/25/2037	165

	Total Collateralized Mortgage Obligations (Cost $1,017,332)	1,029,506

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — 0.4%
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, 5.09%, 11/15/2031 (e) (z) (bb)	4,065
10,030	Series 2014-FL2, Class COL2, 6.09%, 11/15/2031 (e) (z) (bb)	9,993
	Commercial Mortgage Trust,
9,173	Series 2014-FL5, Class KH1, 5.23%, 08/15/2031 (e) (z) (bb)	6,123
5,858	Series 2014-FL5, Class KH2, 6.08%, 08/15/2031 (e) (z) (bb)	973
	Velocity Commercial Capital Loan Trust,
774	Series 2014-1, Class M6, 8.17%, 09/25/2044 (e) (z) (bb)	861
6,986	Series 2015-1, Class M3, 7.05%, 06/25/2045 (e) (z) (bb)	7,778
2,924	Series 2015-1, Class M5, 7.23%, 06/25/2045 (e) (z)	3,257
5,668	Series 2016-1, Class M3, 6.81%, 04/25/2046 (e) (z) (bb)	5,793
2,718	Series 2016-1, Class M5, 7.79%, 04/25/2046 (e) (z) (bb)	2,956
1,360	Series 2016-2, Class M3, 5.50%, 10/25/2046 (z) (bb)	1,332
1,774	Series 2016-2, Class M4, 7.23%, 10/25/2046 (z) (bb)	1,857
4,806	Series 2017-2, Class M4, 5.00%, 11/25/2047 (e) (z) (bb)	4,719

	Total Commercial Mortgage-Backed Securities (Cost $56,023)	49,707

Convertible Bonds — 1.6%
	Consumer Discretionary — 0.1%
	Household Durables — 0.0% (g)
HKD 16,000	Harvest International Co., (China), Reg. S, Zero Coupon, 11/21/2022	2,180

	Internet & Direct Marketing Retail — 0.1%
3,987	Ctrip.com International Ltd., (China), 1.25%, 09/15/2022	4,136
1,235	Liberty Expedia Holdings, Inc., 1.00%, 06/30/2047 (e)	1,190

		5,326

	Media — 0.0% (g)
4,255	DISH Network Corp., 2.38%, 03/15/2024 (e)	3,834

	Specialty Retail — 0.0% (g)
1,879	Nebraska Book Holdings, Inc., 2.02%, 04/01/2026 (d) (e) (bb)	—	(h)

	Total Consumer Discretionary	11,340

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	49

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
2,000	Carrefour SA, (France), Reg. S, Zero Coupon, 06/14/2023	1,893
GBP 2,900	J Sainsbury plc, (United Kingdom), 1.25%, 11/21/2019	4,057

	Total Consumer Staples	5,950

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
3,245	Ensco Jersey Finance Ltd., 3.00%, 01/31/2024	2,669
355	Nabors Industries, Inc., 0.75%, 01/15/2024 (e)	270

		2,939

	Oil, Gas & Consumable Fuels — 0.2%
16,007	Chesapeake Energy Corp., 5.50%, 09/15/2026	13,751
EUR 1,400	Eni SpA, (Italy), Reg. S, Zero Coupon, 04/13/2022	1,768
EUR 1,000	Snam SpA, (Italy), Reg. S, Zero Coupon, 03/20/2022	1,243
2,600	TOTAL SA, (France), 0.50%, 12/02/2022	2,734
976	Whiting Petroleum Corp., 1.25%, 04/01/2020	919

		20,415

	Total Energy	23,354

	Financials — 0.2%
	Banks — 0.0% (g)
2,700	Mebuki Financial Group, Inc., (Japan), Zero Coupon, 04/24/2019	2,663

	Capital Markets — 0.2%
3,586	Ares Capital Corp., 3.75%, 02/01/2022	3,630
2,689	Bagan Capital Ltd., (Hong Kong), Reg. S, Zero Coupon, 09/23/2021	2,683
2,653	BlackRock Capital Investment Corp., 5.00%, 06/15/2022	2,728
3,554	Cahaya Capital Ltd., (Malaysia), Reg. S, Zero Coupon, 09/18/2021	3,634
HKD 28,000	Haitong International Securities Group Ltd., (Hong Kong), Reg. S, Zero Coupon, 10/25/2021	3,679
EUR 1,100	Orpar SA, (France), Reg. S, Zero Coupon, 06/20/2024	1,356
EUR 3,500	UniCredit SpA, (United Arab Emirates), 0.50%, 03/27/2020	4,006

		21,716

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — 0.0% (g)
EUR 3,381	Wendel SA, (France), Reg. S, Zero Coupon, 07/31/2019	2,300

	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
2,683	Starwood Property Trust, Inc., 4.38%, 04/01/2023	2,696

	Total Financials	29,375

	Health Care — 0.1%
	Biotechnology — 0.0% (g)
2,735	Exact Sciences Corp., 1.00%, 01/15/2025	2,480

	Health Care Equipment & Supplies — 0.0% (g)
2,505	Wright Medical Group, Inc., 2.00%, 02/15/2020	2,492

	Pharmaceuticals — 0.1%
2,506	Jazz Investments I Ltd., 1.88%, 08/15/2021	2,567

	Total Health Care	7,539

	Industrials — 0.2%
	Airlines — 0.0% (g)
JPY 430,000	ANA Holdings, Inc., (Japan), Reg. S, Zero Coupon, 09/19/2024	4,247

	Building Products — 0.0% (g)
JPY 190,000	LIXIL Group Corp., (Japan), Reg. S, Zero Coupon, 03/04/2022	1,811

	Construction & Engineering — 0.1%
EUR 3,200	OCI NV, (Netherlands), Reg. S, 3.88%, 09/25/2018	3,928
JPY 190,000	Shimizu Corp., (Japan), Zero Coupon, 10/16/2020	1,870

		5,798

	Marine — 0.0% (g)
GBP 900	Mediclinic International plc, (South Africa), 2.63%, 03/22/2021	1,228

	Transportation Infrastructure — 0.1%
3,800	DP World Ltd., (United Arab Emirates), Reg. S, 1.75%, 06/19/2024	4,033
3,975	Macquarie Infrastructure Corp., 2.00%, 10/01/2023	3,576
3,950	Postal Savings Bank of China Co. Ltd., (China), Reg. S, Zero Coupon, 08/09/2022	4,088
EUR 1,100	Zhejiang Expressway Co. Ltd., (China), Reg. S, Zero Coupon, 04/21/2022	1,305

		13,002

	Total Industrials	26,086

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
2,736	Finisar Corp., 0.50%, 12/15/2036	2,513
3,532	Viavi Solutions, Inc., 0.63%, 08/15/2033	3,612

		6,125

	Internet Software & Services — 0.1%
3,016	Pandora Media, Inc., 1.75%, 12/01/2020	2,719
4,354	Twitter, Inc., 1.00%, 09/15/2021	4,130
1,260	Yandex NV, (Russia), 1.13%, 12/15/2018	1,289

		8,138

	Semiconductors & Semiconductor Equipment — 0.0% (g)
2,936	Veeco Instruments, Inc., 2.70%, 01/15/2023	2,707

	Software — 0.1%
3,925	FireEye, Inc., Series B, 1.63%, 06/01/2035	3,638
2,832	Nuance Communications, Inc., 1.00%, 12/15/2035	2,703
1,235	Workday, Inc., 0.25%, 10/01/2022 (e)	1,336

		7,677

	Technology Hardware, Storage & Peripherals — 0.0% (g)
2,807	Electronics For Imaging, Inc., 0.75%, 09/01/2019	2,721
1,831	Western Digital Corp., 1.50%, 02/01/2024 (e)	1,896

		4,617

	Total Information Technology	29,264

	Materials — 0.1%
	Chemicals — 0.1%
2,750	BASF SE, (Germany), Reg. S, 0.93%, 03/09/2023	2,747
3,500	Brenntag AG, (Germany), 1.88%, 12/02/2022	3,548
JPY 430,000	Kansai Paint Co. Ltd., (Japan), Reg. S, Zero Coupon, 06/17/2022	4,327

		10,622

	Metals & Mining — 0.0% (g)
EUR 1,400	Bekaert SA, (Belgium), Reg. S, Zero Coupon, 06/09/2021	1,780

	Total Materials	12,402

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
GBP 1,000	British Land White 2015 Ltd., (United Kingdom), Zero Coupon, 06/09/2020	1,323

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate — continued
1,135	Extra Space Storage, Inc., 3.13%, 10/01/2035 (e)	1,239
GBP 2,900	Intu Jersey 2 Ltd., (United Kingdom), Reg. S, 2.88%, 11/01/2022	3,976
	Spirit Realty Capital, Inc.,
1,828	2.88%, 05/15/2019	1,821
3,838	3.75%, 05/15/2021	3,907
3,591	VEREIT, Inc., 3.75%, 12/15/2020	3,623

		15,889

	Real Estate Management & Development — 0.1%
SGD 6,000	CapitaLand Ltd., (Singapore), Reg. S, 2.80%, 06/08/2025	4,494
3,800	China Overseas Land & Investment Ltd., (Hong Kong), Zero Coupon, 01/05/2023	4,032
EUR 3,300	Deutsche Wohnen SE, (Germany), Reg. S, 0.60%, 01/05/2026	4,066
EUR 1,000	Grand City Properties SA, (Germany), 0.25%, 03/02/2022	1,220

		13,812

	Total Real Estate	29,701

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.0% (g)
1,200	Inmarsat plc, (United Kingdom), Reg. S, 3.88%, 09/09/2023	1,290
GBP 900	Orange SA, (France), Reg. S, 0.38%, 06/27/2021	1,213
EUR 1,000	Telecom Italia SpA, (Italy), 1.13%, 03/26/2022	1,201

		3,704

	Wireless Telecommunication Services — 0.1%
EUR 1,100	America Movil SAB de CV, (Mexico), Reg. S, Zero Coupon, 05/28/2020	1,324
4,000	Telenor East Holding II A/S, (Norway), Reg. S, 0.25%, 09/20/2019	3,951

		5,275

	Total Telecommunication Services	8,979

	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
2,765	NRG Yield, Inc., 3.25%, 06/01/2020 (e)	2,750

	Multi-Utilities — 0.0% (g)
GBP 900	National Grid plc, 0.90%, 11/02/2020	1,206

	Total Utilities	3,956

	Total Convertible Bonds (Cost $191,545)	187,946

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	51

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — 18.9%
	Consumer Discretionary — 4.2%
	Auto Components — 0.4%
1,625	Adient Global Holdings Ltd., 4.88%, 08/15/2026 (e)	1,584
	American Axle & Manufacturing, Inc.,
4,138	6.25%, 03/15/2021	4,201
6,582	6.25%, 04/01/2025	6,792
2,310	6.50%, 04/01/2027	2,385
2,225	6.63%, 10/15/2022	2,300
3,842	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	3,919
11,119	Dana, Inc., 6.00%, 09/15/2023	11,508
36,400	Delphi Corp., 7.13%, 05/01/2029 (d) (bb)	—	(h)
	Icahn Enterprises LP,
1,500	6.00%, 08/01/2020	1,529
1,405	6.25%, 02/01/2022	1,426
4,215	6.38%, 12/15/2025	4,231
2,400	IHO Verwaltungs GmbH, (Germany), 4.50% (cash), 09/15/2023 (e) (v)	2,352
6,054	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	6,417

		48,644

	Automobiles — 0.0% (g)
635	Fiat Chrysler Automobiles NV, (United Kingdom), 5.25%, 04/15/2023	654

	Diversified Consumer Services — 0.1%
	Service Corp. International,
120	5.38%, 05/15/2024	124
8,100	7.50%, 04/01/2027	9,436

		9,560

	Hotels, Restaurants & Leisure — 0.8%
1,932	Boyd Gaming Corp., 6.88%, 05/15/2023	2,038
11,740	Chukchansi Economic Development Authority, 9.75%, 05/30/2020 (d) (e)	7,161
2,660	Constellation Merger Sub, Inc., 8.50%, 09/15/2025 (e)	2,605
2,674	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023 (e)	2,744
1,933	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	1,981
1,150	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	1,130
	Hilton Worldwide Finance LLC,
2,275	4.63%, 04/01/2025	2,284
1,140	4.88%, 04/01/2027	1,140

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
1,800	International Game Technology plc, 6.50%, 02/15/2025 (e)	1,931
5,400	Interval Acquisition Corp., 5.63%, 04/15/2023	5,562
4,950	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	5,158
6,220	LTF Merger Sub, Inc., 8.50%, 06/15/2023 (e)	6,515
	MGM Resorts International,
6,055	6.00%, 03/15/2023	6,441
12,426	7.75%, 03/15/2022	13,855
	Sabre GLBL, Inc.,
3,285	5.25%, 11/15/2023 (e)	3,310
4,025	5.38%, 04/15/2023 (e)	4,055
	Scientific Games International, Inc.,
2,190	7.00%, 01/01/2022 (e)	2,305
10,500	10.00%, 12/01/2022	11,387
7,660	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	7,717
5,510	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	5,586

		94,905

	Household Durables — 0.1%
1,783	American Greetings Corp., 7.88%, 02/15/2025 (e)	1,823
	Tempur Sealy International, Inc.,
4,555	5.50%, 06/15/2026	4,475
4,315	5.63%, 10/15/2023	4,358

		10,656

	Leisure Products — 0.1%
	Mattel, Inc.,
775	3.15%, 03/15/2023	695
4,989	6.75%, 12/31/2025 (e)	5,076
10,164	Vista Outdoor, Inc., 5.88%, 10/01/2023	10,050

		15,821

	Media — 2.4%
	Altice Financing SA, (Luxembourg),
495	6.63%, 02/15/2023 (e)	494
13,586	7.50%, 05/15/2026 (e)	13,688
	Altice Luxembourg SA, (Luxembourg),
2,008	7.63%, 02/15/2025 (e)	1,767
10,303	7.75%, 05/15/2022 (e)	9,608
	AMC Entertainment Holdings, Inc.,
4,430	5.75%, 06/15/2025	4,308
960	5.88%, 11/15/2026	929

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Media — continued
2,802	AMC Networks, Inc., 5.00%, 04/01/2024	2,809
1,580	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	1,627
3,525	Cinemark USA, Inc., 4.88%, 06/01/2023	3,503
	Clear Channel Worldwide Holdings, Inc.,
11,360	Series A, 6.50%, 11/15/2022	11,650
1,185	Series A, 7.63%, 03/15/2020	1,173
29,718	Series B, 6.50%, 11/15/2022	30,535
24,777	Series B, 7.63%, 03/15/2020	24,746
	CSC Holdings LLC,
2,475	6.63%, 10/15/2025 (e)	2,599
3,756	10.13%, 01/15/2023 (e)	4,188
28,110	10.88%, 10/15/2025 (e)	33,170
	DISH DBS Corp.,
7,270	5.00%, 03/15/2023	6,679
3,459	5.88%, 07/15/2022	3,372
32,558	5.88%, 11/15/2024	30,442
11,430	7.75%, 07/01/2026	11,259
	iHeartCommunications, Inc.,
950	9.00%, 03/01/2021 (d)	753
3,855	10.63%, 03/15/2023 (d)	3,045
7,081	LIN Television Corp., 5.88%, 11/15/2022	7,311
1,000	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	994
2,795	Meredith Corp., 6.88%, 02/01/2026 (e)	2,882
2,940	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	3,028
7,545	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	7,828
	Regal Entertainment Group,
1,445	5.75%, 03/15/2022	1,485
1,900	5.75%, 06/15/2023	1,952
	Sinclair Television Group, Inc.,
1,295	5.13%, 02/15/2027 (e)	1,245
6,225	6.13%, 10/01/2022	6,419
	Sirius XM Radio, Inc.,
10,556	5.38%, 04/15/2025 (e)	10,728
14,215	6.00%, 07/15/2024 (e)	14,890
2,620	TEGNA, Inc., 6.38%, 10/15/2023	2,732
1,401	Unitymedia GmbH, (Germany), 6.13%, 01/15/2025 (e)	1,469
2,440	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	2,417
	Videotron Ltd., (Canada),
235	5.13%, 04/15/2027 (e)	237
5,865	5.38%, 06/15/2024 (e)	6,071

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
9,869	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	9,462

		283,494

	Multiline Retail — 0.1%
3,800	JC Penney Corp., Inc., 6.38%, 10/15/2036	2,565
	Neiman Marcus Group Ltd. LLC,
10,870	8.00%, 10/15/2021 (e)	6,576
8,726	9.50% (PIK), 10/15/2021 (e) (v)	4,615

		13,756

	Specialty Retail — 0.2%
	Claire’s Stores, Inc.,
4,833	6.13%, 03/15/2020 (e)	3,214
5,332	9.00%, 03/15/2019 (e)	3,626
2,155	L Brands, Inc., 6.75%, 07/01/2036	2,112
	PetSmart, Inc.,
3,205	5.88%, 06/01/2025 (e)	2,500
11,186	7.13%, 03/15/2023 (e)	7,130
3,663	8.88%, 06/01/2025 (e)	2,335
7,797	Staples, Inc., 8.50%, 09/15/2025 (e)	7,485

		28,402

	Total Consumer Discretionary	505,892

	Consumer Staples — 0.7%
	Food & Staples Retailing — 0.3%
	Albertsons Cos. LLC,
1,002	5.75%, 03/15/2025	872
9,763	6.63%, 06/15/2024	8,994
	New Albertson’s, Inc.,
940	7.75%, 06/15/2026	823
5,840	8.70%, 05/01/2030	5,285
9,079	Rite Aid Corp., 6.13%, 04/01/2023 (e)	9,147
6,100	SUPERVALU, Inc., 7.75%, 11/15/2022	5,917

		31,038

	Food Products — 0.2%
2,181	B&G Foods, Inc., 5.25%, 04/01/2025	2,099
3,901	Dean Foods Co., 6.50%, 03/15/2023 (e)	3,813
	JBS USA LUX SA, (Brazil),
8,000	5.88%, 07/15/2024 (e)	7,801
2,685	6.75%, 02/15/2028 (e)	2,659
397	Pilgrim’s Pride Corp., 5.75%, 03/15/2025 (e)	395
	Post Holdings, Inc.,
5,102	5.00%, 08/15/2026 (e)	4,847
1,255	5.50%, 03/01/2025 (e)	1,263

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	53

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Food Products — continued
1,400	5.63%, 01/15/2028 (e)	1,363
1,015	5.75%, 03/01/2027 (e)	1,003
2,615	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	2,664

		27,907

	Household Products — 0.2%
	Central Garden & Pet Co.,
1,735	5.13%, 02/01/2028	1,689
2,625	6.13%, 11/15/2023	2,740
5,885	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	5,885
8,603	HRG Group, Inc., 7.75%, 01/15/2022	8,974
1,545	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	1,499

		20,787

	Personal Products — 0.0% (g)
3,608	High Ridge Brands Co., 8.88%, 03/15/2025 (e)	3,229

	Total Consumer Staples	82,961

	Energy — 1.8%
	Energy Equipment & Services — 0.3%
499	Bristow Group, Inc., 6.25%, 10/15/2022	429
666	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	676
	Ensco plc,
848	5.20%, 03/15/2025	704
116	5.75%, 10/01/2044	80
2,785	KCA Deutag UK Finance plc, (United Kingdom), 9.88%, 04/01/2022 (e)	2,931
	Nabors Industries, Inc.,
5,165	5.50%, 01/15/2023	5,126
690	5.75%, 02/01/2025 (e)	659
1,472	Noble Holding International Ltd., (United Kingdom), 7.88%, 02/01/2026 (e)	1,479
1,027	Parker Drilling Co., 6.75%, 07/15/2022	852
2,241	Rowan Cos., Inc., 4.88%, 06/01/2022	2,084
2,638	SESI LLC, 7.13%, 12/15/2021	2,691
2,837	Shelf Drilling Holdings Ltd., (United Arab Emirates), 8.25%, 02/15/2025 (e)	2,858
3,572	Telford Offshore Ltd., (Cayman Islands), Series B, 13.00% (PIK), 02/12/2024 (v) (bb)	3,013
4,500	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	4,630

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy Equipment & Services — continued
	Transocean, Inc.,
2,629	6.80%, 03/15/2038	2,117
2,283	7.50%, 01/15/2026 (e)	2,300
1,423	9.00%, 07/15/2023 (e)	1,533
1,413	9.35%, 12/15/2041	1,413
	Weatherford International Ltd.,
3,005	6.50%, 08/01/2036	2,284
1,130	9.88%, 02/15/2024	1,119

		38,978

	Oil, Gas & Consumable Fuels — 1.5%
	Andeavor Logistics LP,
2,472	6.25%, 10/15/2022	2,589
440	6.38%, 05/01/2024	473
2,555	Antero Midstream Partners LP, 5.38%, 09/15/2024	2,612
	Antero Resources Corp.,
4,915	5.13%, 12/01/2022	4,958
35	5.63%, 06/01/2023	36
2,037	Athabasca Oil Corp., (Canada), 9.88%, 02/24/2022 (e)	2,037
1,118	Baytex Energy Corp., (Canada), 5.63%, 06/01/2024 (e)	1,003
5,185	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	5,315
725	Buckeye Partners LP, (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/2078 (aa)	724
2,078	California Resources Corp., 8.00%, 12/15/2022 (e)	1,644
189	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	184
	Carrizo Oil & Gas, Inc.,
4,199	6.25%, 04/15/2023	4,210
151	7.50%, 09/15/2020	154
	Cheniere Corpus Christi Holdings LLC,
570	5.13%, 06/30/2027	576
4,150	5.88%, 03/31/2025	4,389
	Chesapeake Energy Corp.,
6,451	8.00%, 12/15/2022 (e)	6,862
5,875	8.00%, 01/15/2025 (e)	5,801
4,325	8.00%, 06/15/2027 (e)	4,147
1,615	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	1,617
	Continental Resources, Inc.,
3,235	4.50%, 04/15/2023	3,275
2,959	4.90%, 06/01/2044	2,837

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,285	Covey Park Energy LLC, 7.50%, 05/15/2025 (e)	2,319
4,290	Crestwood Midstream Partners LP, 6.25%, 04/01/2023	4,419
4,066	Denbury Resources, Inc., 9.25%, 03/31/2022 (e)	4,168
	EP Energy LLC,
5,407	8.00%, 11/29/2024 (e)	5,569
6,829	8.00%, 02/15/2025 (e)	4,695
7,882	9.38%, 05/01/2024 (e)	5,813
3,647	Gulfport Energy Corp., 6.00%, 10/15/2024	3,583
3,160	Halcon Resources Corp., 6.75%, 02/15/2025	3,192
1,057	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	1,062
1,458	Kinder Morgan, Inc., 3.05%, 12/01/2019	1,459
	MEG Energy Corp., (Canada),
4,481	6.38%, 01/30/2023 (e)	3,842
3,854	6.50%, 01/15/2025 (e)	3,782
7,501	7.00%, 03/31/2024 (e)	6,395
3,985	MPLX LP, 5.50%, 02/15/2023	4,084
1,670	Newfield Exploration Co., 5.75%, 01/30/2022	1,762
	Oasis Petroleum, Inc.,
2,879	6.50%, 11/01/2021	2,930
5,493	6.88%, 01/15/2023	5,613
	Parsley Energy LLC,
1,700	5.25%, 08/15/2025 (e)	1,674
2,220	5.63%, 10/15/2027 (e)	2,202
2,051	PBF Holding Co. LLC, 7.00%, 11/15/2023	2,133
4,782	PBF Logistics LP, 6.88%, 05/15/2023	4,896
	Penn Virginia Corp.,
4,881	7.25%, 04/15/2019 (d) (bb)	6
9,129	8.50%, 05/01/2020 (d) (bb)	11
	Range Resources Corp.,
1,230	4.88%, 05/15/2025	1,179
925	5.00%, 08/15/2022	911
975	5.00%, 03/15/2023	953
	RSP Permian, Inc.,
1,570	5.25%, 01/15/2025	1,582
2,690	6.63%, 10/01/2022	2,804
2,980	Sanchez Energy Corp., 6.13%, 01/15/2023	2,235
	SM Energy Co.,
2,000	5.00%, 01/15/2024	1,880
2,535	5.63%, 06/01/2025	2,408
1,430	6.13%, 11/15/2022	1,445
1,637	6.50%, 01/01/2023	1,637

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Southwestern Energy Co.,
1,085	4.10%, 03/15/2022	1,017
3,450	6.70%, 01/23/2025	3,381
1,463	7.50%, 04/01/2026	1,478
2,835	Summit Midstream Holdings LLC, 5.75%, 04/15/2025	2,835
	Sunoco LP,
690	4.88%, 01/15/2023 (e)	685
965	5.50%, 02/15/2026 (e)	965
6,405	Targa Resources Partners LP, 6.75%, 03/15/2024	6,797
3,533	Ultra Resources, Inc., 6.88%, 04/15/2022 (e)	3,180
	Whiting Petroleum Corp.,
2,740	5.75%, 03/15/2021	2,801
2,000	6.25%, 04/01/2023	2,025
715	6.63%, 01/15/2026 (e)	725
1,640	WildHorse Resource Development Corp., 6.88%, 02/01/2025	1,681
3,520	Williams Cos., Inc. (The), 7.88%, 09/01/2021	3,942
	WPX Energy, Inc.,
1,340	6.00%, 01/15/2022	1,390
3,550	8.25%, 08/01/2023	4,021

		185,009

	Total Energy	223,987

	Financials — 0.7%
	Banks — 0.2%
13,250	Bank of America Corp., Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.40%, 04/30/2018 (x) (y) (aa)	13,270
2,000	Barclays plc, (United Kingdom), (USD Swap Semi 5 Year + 6.71%), 8.25%, 12/15/2018 (x) (y) (aa)	2,075
	Citigroup, Inc.,
1,980	Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (x) (y) (aa)	2,050
1,280	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	1,326
505	Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	525

		19,246

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	55

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Consumer Finance — 0.3%
	Ally Financial, Inc.,
2,126	3.25%, 11/05/2018	2,128
740	4.13%, 02/13/2022	742
7,100	4.25%, 04/15/2021	7,162
1,875	4.63%, 05/19/2022	1,905
5,206	4.63%, 03/30/2025	5,232
7,470	4.75%, 09/10/2018	7,536
3,995	5.75%, 11/20/2025	4,165
4,654	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T-Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.62%, 12/21/2065 (e) (aa)	4,572

		33,442

	Diversified Financial Services — 0.2%
2,806	ACE Cash Express, Inc., 12.00%, 12/15/2022 (e)	3,044
11,976	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	11,677
4,045	Infinity Acquisition LLC, 7.25%, 08/01/2022 (e)	4,055
	Nationstar Mortgage LLC,
7,522	6.50%, 07/01/2021	7,687
275	7.88%, 10/01/2020	282
2,643	Syniverse Foreign Holdings Corp., 9.13%, 01/15/2022 (e)	2,674

		29,419

	Total Financials	82,107

	Health Care — 2.5%
	Health Care Equipment & Supplies — 0.3%
9,315	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	9,036
3,640	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	3,776
1,570	Hologic, Inc., 4.38%, 10/15/2025 (e)	1,533
3,720	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	3,850
	Mallinckrodt International Finance SA,
4,645	4.88%, 04/15/2020 (e)	4,494
9,780	5.50%, 04/15/2025 (e)	7,824
1,565	5.63%, 10/15/2023 (e)	1,309
2,235	5.75%, 08/01/2022 (e)	1,978

		33,800

	Health Care Providers & Services — 1.3%
3,609	21st Century Oncology, Inc., Series AI, 12.00% (PIK), 04/30/2023 (v) (bb)	3,556

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
5,687	Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	5,835
7,708	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	7,323
	Community Health Systems, Inc.,
2,002	5.13%, 08/01/2021	1,847
1,083	6.25%, 03/31/2023	985
4,430	6.88%, 02/01/2022	2,879
2,900	7.13%, 07/15/2020	2,440
1,310	DaVita, Inc., 5.00%, 05/01/2025	1,284
	Encompass Health Corp.,
3,980	5.75%, 11/01/2024	4,035
1,695	5.75%, 09/15/2025	1,724
	HCA, Inc.,
630	5.25%, 04/15/2025	647
34,260	5.38%, 02/01/2025	34,828
22,035	5.88%, 02/15/2026	22,806
12,661	7.50%, 02/15/2022	14,006
9,555	Kindred Healthcare, Inc., 8.75%, 01/15/2023	10,224
3,598	LifePoint Health, Inc., 5.50%, 12/01/2021	3,625
	Tenet Healthcare Corp.,
1,850	4.75%, 06/01/2020	1,878
7,110	6.00%, 10/01/2020	7,395
1,000	6.75%, 02/01/2020	1,036
12,890	6.75%, 06/15/2023	12,890
1,520	7.00%, 08/01/2025 (e)	1,516
2,080	7.50%, 01/01/2022 (e)	2,197
15,412	8.13%, 04/01/2022	16,221

		161,177

	Health Care Technology — 0.0% (g)
915	Quintiles IMS, Inc., 5.00%, 10/15/2026 (e)	918

	Pharmaceuticals — 0.9%
2,435	Concordia International Corp., (Canada), 9.00%, 04/01/2022 (e)	2,228
	Endo Dac,
1,345	5.88%, 10/15/2024 (e)	1,355
6,715	6.00%, 07/15/2023 (e)	5,036
	Endo Finance LLC,
2,204	5.38%, 01/15/2023 (e)	1,637
7,616	5.75%, 01/15/2022 (e)	6,226
2,250	inVentiv Group Holdings, Inc., 7.50%, 10/01/2024 (e)	2,407
	Valeant Pharmaceuticals International, Inc.,
38,298	5.88%, 05/15/2023 (e)	34,037

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Pharmaceuticals — continued
19,843	6.13%, 04/15/2025 (e)	17,400
365	6.75%, 08/15/2021 (e)	356
16,596	7.00%, 03/15/2024 (e)	17,488
9,290	7.25%, 07/15/2022 (e)	9,035
1,260	7.50%, 07/15/2021 (e)	1,266
6,219	9.00%, 12/15/2025 (e)	6,231

		104,702

	Total Health Care	300,597

	Industrials — 1.7%
	Aerospace & Defense — 0.2%
1,363	Arconic, Inc., 5.72%, 02/23/2019	1,407
	Bombardier, Inc., (Canada),
4,820	7.50%, 03/15/2025 (e)	4,947
1,022	7.75%, 03/15/2020 (e)	1,091
10,415	FGI Operating Co. LLC, 7.88%, 05/01/2020	2,682
7,095	KLX, Inc., 5.88%, 12/01/2022 (e)	7,308
4,769	TransDigm, Inc., 6.50%, 05/15/2025	4,888
	Triumph Group, Inc.,
3,761	4.88%, 04/01/2021	3,667
2,385	7.75%, 08/15/2025	2,465

		28,455

	Air Freight & Logistics — 0.1%
	XPO Logistics, Inc.,
1,970	6.13%, 09/01/2023 (e)	2,044
4,145	6.50%, 06/15/2022 (e)	4,307

		6,351

	Airlines — 0.2%
12,072	Allegiant Travel Co., 5.50%, 07/15/2019	12,328
7,540	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	7,691
1,427	United Continental Holdings, Inc., 4.25%, 10/01/2022	1,423

		21,442

	Building Products — 0.1%
1,095	American Woodmark Corp., 4.88%, 03/15/2026 (e)	1,087
1,025	James Hardie International Finance DAC, (Ireland), 4.75%, 01/15/2025 (e)	1,015
	Jeld-Wen, Inc.,
715	4.63%, 12/15/2025 (e)	699
715	4.88%, 12/15/2027 (e)	693
8,100	NWH Escrow Corp., 7.50%, 08/01/2021 (e) (bb)	7,493

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Building Products — continued
3,420	Standard Industries, Inc., 4.75%, 01/15/2028 (e)	3,283

		14,270

	Commercial Services & Supplies — 0.5%
2,000	Acosta Holdco, Inc., (ICE LIBOR USD + 0.00%), 5.02%, 09/26/2021 (w) (aa)	1,760
1,560	Aramark Services, Inc., 5.00%, 02/01/2028 (e)	1,554
1,780	Clean Harbors, Inc., 5.13%, 06/01/2021	1,791
11,475	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	12,350
2,330	Harland Clarke Holdings Corp., 6.88%, 03/01/2020 (e)	2,365
21,560	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.37%, 12/21/2065 (e) (aa)	21,291
8,116	Nielsen Finance LLC, 4.50%, 10/01/2020	8,146
9,039	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	9,841

		59,098

	Construction & Engineering — 0.0% (g)
3,500	AECOM, 5.75%, 10/15/2022	3,653
1,535	Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	1,597

		5,250

	Electrical Equipment — 0.1%
7,455	General Cable Corp., 5.75%, 10/01/2022	7,660

	Machinery — 0.1%
3,680	Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)	3,588
	Novelis Corp.,
2,770	5.88%, 09/30/2026 (e)	2,791
2,155	6.25%, 08/15/2024 (e)	2,203
1,870	Oshkosh Corp., 5.38%, 03/01/2022	1,924
1,050	RBS Global, Inc., 4.88%, 12/15/2025 (e)	1,034
2,195	Terex Corp., 5.63%, 02/01/2025 (e)	2,217
2,480	Welbilt, Inc., 9.50%, 02/15/2024	2,753

		16,510

	Road & Rail — 0.3%
8,110	Avis Budget Car Rental LLC, 6.38%, 04/01/2024 (e)	8,293
	Herc Rentals, Inc.,
2,132	7.50%, 06/01/2022 (e)	2,281
3,500	7.75%, 06/01/2024 (e)	3,814

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Road & Rail — continued
	Hertz Corp. (The),
7,783	5.50%, 10/15/2024 (e)	6,752
1,685	6.25%, 10/15/2022	1,596
1,951	7.38%, 01/15/2021	1,941
10,101	7.63%, 06/01/2022 (e)	10,404

		35,081

	Trading Companies & Distributors — 0.1%
4,175	HD Supply, Inc., 5.75%, 04/15/2024 (e)	4,379
	United Rentals North America, Inc.,
865	4.88%, 01/15/2028	843
2,275	5.50%, 07/15/2025	2,343
3,835	5.88%, 09/15/2026	4,029

		11,594

	Total Industrials	205,711

	Information Technology — 1.7%
	Communications Equipment — 0.1%
4,452	Avaya, Inc., 7.00%, 04/01/2019 (d) (bb)	—	(h)
9,197	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	9,499
3,383	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	2,317
2,490	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	2,335

		14,151

	Internet Software & Services — 0.2%
6,265	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	6,531
	Zayo Group LLC,
8,050	5.75%, 01/15/2027 (e)	8,090
10,180	6.00%, 04/01/2023	10,574
3,905	6.38%, 05/15/2025	4,086

		29,281

	IT Services — 0.3%
1,534	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	1,540
	First Data Corp.,
11,654	5.38%, 08/15/2023 (e)	11,857
19,782	5.75%, 01/15/2024 (e)	20,128

		33,525

	Semiconductors & Semiconductor Equipment — 0.3%
	Amkor Technology, Inc.,
9,862	6.38%, 10/01/2022	10,145
2,377	6.63%, 06/01/2021	2,398

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — continued
2,700	Entegris, Inc., 4.63%, 02/10/2026 (e)	2,653
4,912	MagnaChip Semiconductor Corp., (South Korea), 6.63%, 07/15/2021	4,752
2,410	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	2,470
7,176	Microsemi Corp., 9.13%, 04/15/2023 (e)	7,948
	NXP BV, (Netherlands),
1,708	4.63%, 06/01/2023 (e)	1,760
1,365	5.75%, 03/15/2023 (e)	1,405
7,310	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	7,749

		41,280

	Software — 0.4%
1,624	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	1,790
3,320	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	3,673
4,773	Infor Software Parent LLC, 7.13% (cash), 05/01/2021 (e) (v)	4,857
24,120	Infor US, Inc., 6.50%, 05/15/2022	24,663
7,150	Informatica LLC, 7.13%, 07/15/2023 (e)	7,289

		42,272

	Technology Hardware, Storage & Peripherals — 0.4%
	Dell International LLC,
1,779	5.45%, 06/15/2023 (e)	1,878
2,270	5.88%, 06/15/2021 (e)	2,321
15,238	EMC Corp., 1.88%, 06/01/2018	15,192
24,574	Western Digital Corp., 7.38%, 04/01/2023 (e)	26,712

		46,103

	Total Information Technology	206,612

	Materials — 1.6%
	Chemicals — 0.7%
2,420	Chemours Co. (The), 6.63%, 05/15/2023	2,544
991	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	1,005
7,965	CVR Partners LP, 9.25%, 06/15/2023 (e)	8,443
2,544	Gates Global LLC, 6.00%, 07/15/2022 (e)	2,590
3,680	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	4,034
16,136	Hexion, Inc., 6.63%, 04/15/2020	15,006
4,602	Huntsman International LLC, 5.13%, 11/15/2022	4,751
8,980	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	9,126

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Chemicals — continued
7,094	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	7,076
8,000	Momentive Performance Materials USA LLC, 8.88%, 10/15/2020 (d) (bb)	—	(h)
	NOVA Chemicals Corp., (Canada),
2,640	4.88%, 06/01/2024 (e)	2,607
2,105	5.25%, 06/01/2027 (e)	2,058
4,687	Nufarm Australia Ltd., (Australia), 6.38%, 10/15/2019 (e)	4,734
5,569	PQ Corp., 6.75%, 11/15/2022 (e)	5,875
5,670	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	6,131
5,673	Reichhold Industries, Inc., 11.03%, 05/01/2018 (d) (e) (bb)	—	(h)
3,995	Scotts Miracle-Gro Co. (The), 6.00%, 10/15/2023	4,175
2,095	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	2,119

		82,274

	Construction Materials — 0.1%
3,000	CEMEX Finance LLC, (Mexico), 6.00%, 04/01/2024 (e)	3,144
	Cemex SAB de CV, (Mexico),
1,299	6.13%, 05/05/2025 (e)	1,370
1,308	7.75%, 04/16/2026 (e)	1,452
2,708	US Concrete, Inc., 6.38%, 06/01/2024	2,877

		8,843

	Containers & Packaging — 0.3%
	Ardagh Packaging Finance plc, (Ireland),
3,815	6.00%, 02/15/2025 (e)	3,910
5,375	7.25%, 05/15/2024 (e)	5,758
4,693	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	4,752
	Reynolds Group Issuer, Inc.,
19,515	5.75%, 10/15/2020	19,783
1,767	6.87%, 02/15/2021	1,790
5,501	7.00%, 07/15/2024 (e)	5,793

		41,786

	Metals & Mining — 0.5%
4,855	AK Steel Corp., 7.50%, 07/15/2023	5,183
7,986	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	8,565
11,165	ArcelorMittal, (Luxembourg), 6.50%, 02/25/2022	12,142
2,180	CB Noranda Aluminum Acquisition Corp., 11.00%, 06/01/2019 (d) (bb)	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
	Constellium NV, (Netherlands),
1,080	5.75%, 05/15/2024 (e)	1,088
845	5.88%, 02/15/2026 (e)	853
	Freeport-McMoRan, Inc.,
500	3.55%, 03/01/2022	486
2,205	3.88%, 03/15/2023	2,139
1,920	4.55%, 11/14/2024	1,877
631	5.40%, 11/14/2034	614
12,149	5.45%, 03/15/2043	11,663
10,635	Hecla Mining Co., 6.88%, 05/01/2021	10,821
4,863	Zekelman Industries, Inc., 9.88%, 06/15/2023 (e)	5,349

		60,780

	Paper & Forest Products — 0.0% (g)
735	Boise Cascade Co., 5.63%, 09/01/2024 (e)	757

	Total Materials	194,440

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
3,980	CoreCivic, Inc., 4.63%, 05/01/2023	3,960
790	Equinix, Inc., 5.75%, 01/01/2025	826
	GEO Group, Inc. (The),
305	5.13%, 04/01/2023	304
5,270	5.88%, 01/15/2022	5,408
1,585	5.88%, 10/15/2024	1,601
2,795	6.00%, 04/15/2026	2,785
	Iron Mountain, Inc.,
3,664	5.75%, 08/15/2024	3,645
3,065	6.00%, 08/15/2023	3,184
2,085	MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	2,157
3,350	RHP Hotel Properties LP, 5.00%, 04/15/2023	3,367
2,960	Sabra Health Care LP, 5.13%, 08/15/2026	2,871
	SBA Communications Corp.,
237	4.00%, 10/01/2022 (e)	232
2,905	4.88%, 09/01/2024	2,869
	Uniti Group LP,
2,200	6.00%, 04/15/2023 (e)	2,129
1,675	7.13%, 12/15/2024 (e)	1,501
2,830	8.25%, 10/15/2023	2,639
4,417	VICI Properties 1 LLC, 8.00%, 10/15/2023	4,903

		44,381

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Real Estate Management & Development — 0.0% (g)
1,000	Kennedy-Wilson, Inc., 5.88%, 04/01/2024 (e)	986

	Total Real Estate	45,367

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.3%
	CCO Holdings LLC,
385	5.00%, 02/01/2028 (e)	364
3,575	5.13%, 02/15/2023	3,633
3,350	5.13%, 05/01/2027 (e)	3,220
3,990	5.38%, 05/01/2025 (e)	4,005
14,560	5.50%, 05/01/2026 (e)	14,560
9,220	5.75%, 02/15/2026 (e)	9,347
28,170	5.88%, 04/01/2024 (e)	29,129
	CenturyLink, Inc.,
6,895	Series W, 6.75%, 12/01/2023	6,791
2,745	Series Y, 7.50%, 04/01/2024	2,759
4,147	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	3,936
8,651	Cogent Communications Finance, Inc., 5.63%, 04/15/2021 (e)	8,824
979	Consolidated Communications, Inc., 6.50%, 10/01/2022	857
14,898	Embarq Corp., 8.00%, 06/01/2036	14,097
	Frontier Communications Corp.,
3,502	6.25%, 09/15/2021	2,992
3,560	6.88%, 01/15/2025	2,171
6,426	9.25%, 07/01/2021	5,943
2,129	10.50%, 09/15/2022	1,815
8,046	11.00%, 09/15/2025	6,306
	GCI, Inc.,
17,843	6.75%, 06/01/2021	18,111
600	6.88%, 04/15/2025	634
	Intelsat Jackson Holdings SA, (Luxembourg),
15,508	5.50%, 08/01/2023	12,833
29,775	7.25%, 10/15/2020	27,728
7,642	7.50%, 04/01/2021	6,940
1,562	8.00%, 02/15/2024 (e)	1,640
7,170	9.75%, 07/15/2025 (e)	6,811
	Level 3 Financing, Inc.,
10,559	5.38%, 01/15/2024	10,506
2,015	5.38%, 05/01/2025	2,000
5,568	5.63%, 02/01/2023	5,624
3,042	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	2,800

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
	SFR Group SA, (France),
15,970	6.00%, 05/15/2022 (e)	15,551
2,666	6.25%, 05/15/2024 (e)	2,483
760	7.38%, 05/01/2026 (e)	733
13,565	Sprint Capital Corp., 8.75%, 03/15/2032	14,718
1,630	Virgin Media Finance plc, (United Kingdom), 6.38%, 04/15/2023 (e)	1,671
	Windstream Services LLC,
3,643	6.38%, 08/01/2023 (e)	2,040
29,533	8.75%, 12/15/2024 (e)	18,901

		272,473

	Wireless Telecommunication Services — 1.0%
	Sprint Communications, Inc.,
3,518	9.00%, 11/15/2018 (e)	3,650
14,853	11.50%, 11/15/2021	17,527
	Sprint Corp.,
33,995	7.63%, 02/15/2025	33,995
1,012	7.63%, 03/01/2026	1,007
26,265	7.88%, 09/15/2023	27,184
233	Syniverse Holdings, Inc., 9.13%, 01/15/2019	233
	T-Mobile USA, Inc.,
15,960	6.38%, 03/01/2025	16,838
3,010	6.50%, 01/15/2024	3,153
5,180	6.50%, 01/15/2026	5,556
2,922	6.63%, 04/01/2023	3,025
5,820	United States Cellular Corp., 6.70%, 12/15/2033	6,111
4,455	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	3,833

		122,112

	Total Telecommunication Services	394,585

	Utilities — 0.3%
	Electric Utilities — 0.0% (g)
	NextEra Energy Operating Partners LP,
1,187	4.25%, 09/15/2024 (e)	1,170
807	4.50%, 09/15/2027 (e)	777
5,000	Texas Company Holdings, 11.50%, 10/01/2020 (d) (bb)	50
	Texas Competitive Electric Holdings Co. LLC,
62,006	8.50%, 05/01/2020 (d) (bb)	620

		2,617

	Gas Utilities — 0.0% (g)
3,700	AmeriGas Partners LP, 5.50%, 05/20/2025	3,672

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — 0.2%
5,721	Calpine Corp., 5.25%, 06/01/2026 (e)	5,549
	Dynegy, Inc.,
1,165	7.38%, 11/01/2022	1,228
3,195	8.00%, 01/15/2025 (e)	3,470
2,429	8.13%, 01/30/2026 (e)	2,660
	GenOn Energy, Inc.,
1,680	9.50%, 10/15/2018 (d)	1,399
7,425	9.88%, 10/15/2020 (d)	6,181
202	NRG Energy, Inc., 6.25%, 07/15/2022	209

		20,696

	Water Utilities — 0.1%
8,028	Core & Main LP, 6.13%, 08/15/2025 (e)	7,948

	Total Utilities	34,933

	Total Corporate Bonds (Cost $2,258,838)	2,277,192

Municipal Bonds — 0.1% (t)
	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District 8 Project,
4,635	Series B, Rev., 5.00%, 03/01/2033	4,910
3,390	Series B, Rev., 5.00%, 03/01/2034	3,566

	Total Municipal Bonds (Cost $8,284)	8,476

Private Placements — 1.5%
	Commercial Loans — 0.9%
62,000	Doubletree Orlando, (1 Month LIBOR + 8.00%), 1.44%, 05/31/2018 (aa) (bb)	62,000
41,500	Sheraton Needham Hotel, (1 Month LIBOR + 5.00%), 6.21%, 07/01/2020 (aa) (bb)	40,168

	Total Commercial Loans	102,168

	Residential Loans — 0.6%
40,600	8995 Collins Funding LLC, (1 Month LIBOR + 7.50%), 8.71%, 08/04/2018 (aa) (bb)	40,600
32,135	RREF II-HV, (1 Month LIBOR + 7.00%), 7.18%, 05/01/2018 (bb)	32,135

	Total Residential Loans	72,735

	Total Private Placements (Cost $176,235)	174,903

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

U.S. Government Agency Securities — 14.9%
	FHLB,
162,000	DN, 1.36%, 03/13/2018 (n)	161,921
495,000	DN, 1.37%, 03/14/2018 (n)	494,739
380,000	DN, 1.40%, 03/26/2018 (n)	379,615
565,000	DN, 1.60%, 05/02/2018 (n)	563,376
200,000	DN, 1.61%, 05/08/2018 (n)	199,369

	Total U.S. Government Agency Securities (Cost $1,799,157)	1,799,020

SHARES
Common Stocks — 0.6%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
374	Caesars Entertainment Corp. (a)	4,754

	Specialty Retail — 0.0% (g)
93	Nebraska Book Holdings, Inc. (a) (bb)	2

	Total Consumer Discretionary	4,756

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
489	Halcon Resources Corp. (a)	2,959
74	Nine Point Energy Holdings (a) (bb)	842
104	Penn Virginia Corp. (a)	3,877
2	Sabine Oil & Gas Holdings, Inc. (a)	81
95	Ultra Petroleum Corp. (a)	352

	Total Energy	8,111

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
213	Goodman Private (a) (bb)	—	(h)
273	UCI Holdings LLC, (New Zealand) (a) (bb)	4,982

		4,982

	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
56	Sutherland Asset Management Corp.	769

	Total Financials	5,751

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
13	21st Century Oncology, Inc. (bb)	617

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Quad/Graphics, Inc.	15

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
111	Aspect Software, Class CR2 (a) (bb)	861
275	Aspect Software, Inc., Class CR1 (a) (bb)	2,127

		2,988

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Software — 0.1%
325	Avaya Holdings Corp. (a)	6,825
1	Digital Turbine, Inc. (a) (bb)	—	(h)

		6,825

	Total Information Technology	9,813

	Materials — 0.1%
	Chemicals — 0.1%
9	Reichhold , Inc. (a) (bb)	8,167

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
1,555	VICI Properties, Inc. (a)	30,391

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
777	NII Holdings, Inc. (a)	1,002

	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
50	Dynegy, Inc. (a)	611
249	Vistra Energy Corp. (a)	4,712

	Total Utilities	5,323

	Total Common Stocks (Cost $72,622)	73,946

Convertible Preferred Stocks — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
1,533	5.25%, 03/06/2032 (bb)	—	(h)
1,545	6.25%, 07/15/2033 (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Financials — 0.0% (g)
	Banks — 0.0% (g)
2	Bank of America Corp., Series L, 7.25%	2,816
2	Wells Fargo & Co., Series L, 7.50%	2,761

	Total Financials	5,577

	Total Convertible Preferred Stocks (Cost $5,560)	5,577

Preferred Stocks — 0.3%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
175	0.68%, 06/01/2049 (bb)	—	(h)
170	7.25%, 04/15/2041 (bb)	—	(h)
687	7.25%, 02/15/2052 (bb)	—	(h)

SHARES	SECURITY DESCRIPTION	VALUE

	Automobiles — continued
581	7.38%, 05/15/2048 (bb)	—	(h)
51	7.38%, 10/01/2051 (bb)	—	(h)
505	Motors Liquidation Co., 7.25%, 07/15/2041 (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
2	Nine Point Energy Holdings, Inc. (bb)	1,583

	Financials — 0.3%
	Banks — 0.1%
156	GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.62%, 02/15/2040 ($25 par value) (aa)	4,015

	Capital Markets — 0.0% (g)
253	Goodman Private Preferred Shares (bb)	843

	Insurance — 0.2%
27	XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.84%, 04/05/2018 ($1,000 par value) (aa) @	26,558

	Total Financials	31,416

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
20	Rolls-Royce Holdings plc (bb)	5,058

	Total Preferred Stocks (Cost $30,405)	38,057

PRINCIPAL AMOUNT
Loan Assignments — 8.5% (cc)
	Consumer Discretionary — 2.3%
	Auto Components — 0.1%
8,015	USI, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.69%, 05/16/2024 (aa)	8,001

	Automobiles — 0.1%
10,201	Chrysler Group LLC, Tranche B Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.60%, 12/31/2018 (aa)	10,218

	Distributors — 0.0% (g)
2,429	Univar, Inc., 1st Lien Term Loan B-3, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 07/01/2024 (aa)	2,440

	Diversified Consumer Services — 0.1%
14,867	Spin Holdco, Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 5.49%, 11/14/2022 (aa)	14,948

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Hotels, Restaurants & Leisure — 0.4%
29,775	1011778 BC ULC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.92%, 02/16/2024 (aa)	29,812
5,814	Casablanca US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 2 Month + 4.75%; ICE LIBOR USD 3 Month + 4.75%), 6.20%, 03/29/2024 (aa)	5,843
5,479	Club Corp Holdings, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.94%, 08/16/2024 (aa)	5,509
1,759	Golden Nugget, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.98%, 10/04/2023 (aa)	1,773
3,235	Hilton Worldwide Finance LLC, Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.62%, 10/25/2023 (aa)	3,252

		46,189

	Leisure Products — 0.1%
3,515	Delta 2 SARL, 1st Lien Term loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 02/01/2024 (aa)	3,506
10,206	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.82%, 04/19/2019 (aa)	2,551
10,270	Steinway Musical Instruments, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 3.75%, 02/13/2025 (aa) ^	10,296

		16,353

	Media — 0.9%
4,279	Acosta, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 09/26/2021 (aa) ^	3,766
2,881	AMC Entertainment, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.84%, 12/15/2022 (aa)	2,887
7,586	Cineworld Finance US Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.15%, 02/07/2025 (aa) ^	7,575
6,060	Hoya Midco LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 06/30/2024 (aa)	6,067
15,935	iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.44%, 01/30/2019 (d) (aa)	12,656
7,542	iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 9.19%, 07/30/2019 (d) (aa)	5,980

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
5,400	Meredith Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.66%, 01/18/2025 (aa)	5,429
4,024	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.90%, 01/03/2024 (aa)	4,026
2,242	Tribune Media Co., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 01/26/2024 (aa)	2,242
2,804	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 12/27/2020 (aa)	2,805
36,968	Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 03/15/2024 (aa)	36,501
13,735	Vertis, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 12.00%, 03/21/2018 (aa) (bb)	—	(h)
4,957	WMG Acquisition Corp., 1st Lien Term Loan E, (ICE LIBOR USD 1 Month + 2.25%), 3.83%, 11/01/2023 (aa)	4,968
6,691	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 08/18/2023 (aa)	6,722
4,769	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 9.15%, 08/18/2024 (aa)	4,852

		106,476

	Multiline Retail — 0.1%
12,903	Neiman Marcus Group, Inc., Other Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.83%, 10/25/2020 (aa)	10,917

	Specialty Retail — 0.5%
1,160	Hillman Group, Inc. (The), Initial Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.19%, 06/30/2021 (aa)	1,172
11,117	J Crew Group, Inc., Initial Loan, (ICE LIBOR USD 1 Month + 3.22%; ICE LIBOR USD 3 Month + 3.22%), 4.88%, 03/05/2021 (aa)	7,681
4,843	Michaels Stores, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%,), 4.38%, 01/30/2023 (aa)	4,863
3,000	Party City Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.47%, 08/19/2022 (aa) ^	3,006

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Specialty Retail — continued
11,899	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, (ICE LIBOR USD 3 Month + 3.00%), 4.77%, 01/26/2023 (aa)	8,255
12,619	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 03/11/2022 (aa)	10,281
27,516	Staples, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.79%, 09/12/2024 (aa) ^	27,327

		62,585

	Total Consumer Discretionary	278,127

	Consumer Staples — 1.0%
	Food & Staples Retailing — 0.3%
9,722	Albertson’s LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.67%, 12/21/2022 (aa)	9,593
3,780	Albertson’s LLC, 1st Lien Term Loan B-4, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 08/25/2021 (aa)	3,728
2,872	Albertson’s LLC, 1st Lien Term Loan B-6, (ICE LIBOR USD 3 Month + 3.00%), 4.96%, 06/22/2023 (aa)	2,827
1,959	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 9.08%, 02/03/2025 (aa)	1,962
14,850	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.65%, 12/05/2023 (aa)	13,142
3,874	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 06/08/2024 (aa)	3,835
6,457	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 06/08/2024 (aa)	6,392

		41,479

	Food Products — 0.6%
19,609	Dole Food Co., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%; US Prime Rate + 1.75%), 4.36%, 04/06/2024 (aa)	19,679
3,415	Hearthside Group Holdings LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 06/02/2021 (aa)	3,423
16,080	JBS USA LLC, Term Loan B, (ICE LIBOR USD 3 Month + 2.50%), 4.10%, 10/30/2022 (aa)	16,000

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
28,229	Pinnacle Foods Finance LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.58%, 02/02/2024 (aa)	28,389

		67,491

	Household Products — 0.1%
7,264	Clover Merger Sub, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 09/26/2024 (aa)	6,991

	Personal Products — 0.0% (g)
2,447	Revlon Consumer Products Corp., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 09/07/2023 (aa)	1,967

	Total Consumer Staples	117,928

	Energy — 0.9%
	Energy Equipment & Services — 0.1%
11,761	Vistra Operations Co. LLC, Term Loan B-2, (ICE LIBOR USD 1 Month + 2.25%), 3.85%, 12/14/2023 (aa)	11,819

	Oil, Gas & Consumable Fuels — 0.8%
1,209	Alon USA Partners LP, MLP Term Loans, (ICE LIBOR USD 1 Month + 8.00%), 9.65%, 11/26/2018 (aa)	1,209
6,630	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.97%, 12/31/2021 (aa)	7,475
4,139	California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 1 Month + 4.75%), 6.34%, 12/31/2022 (aa)	4,186
15,087	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/2021 (aa)	16,064
4,685	EXCO Resources, Inc., 1st Lien Term Loan A, (ICE LIBOR USD 3 Month + 15.00%), 15.00%, 10/26/2020 (aa) (bb) ^	2,014
28,525	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.95%, 08/25/2023 (aa)	25,958
12,467	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 5.20%, 12/31/2023 (aa)	12,462
23,133	Ultra Resources, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.59%, 04/12/2024 (aa)	23,028

		92,396

	Total Energy	104,215

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Financials — 0.3%
	Capital Markets — 0.1%
2,480	Duff & Phelps Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.83%, 02/13/2025 (aa) ^	2,498
14,477	Misys, Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 5.48%, 06/13/2024 (aa)	14,467

		16,965

	Consumer Finance — 0.1%
11,801	Flying Fortress, Inc., 1st Lien Term Loan, (Ireland), (ICE LIBOR USD 1 Month + 1.75%), 3.69%, 10/30/2022 (aa)	11,820

	Insurance — 0.1%
4,875	Alliant Holdings I, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 08/12/2022 (aa)	4,894
6,809	HUB International Ltd., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.84%, 10/02/2020 (aa)	6,835

		11,729

	Total Financials	40,514

	Health Care — 0.7%
	Health Care Equipment & Supplies — 0.1%
2,592	Mallinckrodt International Finance, Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.82%, 02/24/2025 (aa)	2,597
6,832	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 06/30/2021 (aa)	6,884

		9,481

	Health Care Providers & Services — 0.5%
1,355	21st Century Oncology Holdings, Inc., Revolver Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.85%, 01/16/2022 (aa) (bb)	1,307
9,979	Air Medical, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 4.83%, 09/26/2024 (aa) ^	10,081
9,668	CHG Healthcare Services, 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.77%, 06/07/2023 (aa)	9,761
7,931	Community Health Systems, Inc., Incremental 2021 Term H Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.98%, 01/27/2021 (aa)	7,741

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
4,247	MultiPlan, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.69%, 06/07/2023 (aa)	4,266
1,806	NAPA Management Services, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 6.69%, 04/19/2023 (aa)	1,793
19,107	National Mentor Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.69%, 01/31/2021 (aa)	19,238
7,816	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 02/06/2024 (aa)	7,598

		61,785

	Pharmaceuticals — 0.1%
12,793	Grifols Worldwide Operations Ltd., Term Loan B, (1 Week LIBOR + 2.25%), 3.72%, 01/31/2025 (aa)	12,838
6,223	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.08%, 04/01/2022 (aa)	6,295

		19,133

	Total Health Care	90,399

	Industrials — 0.5%
	Aerospace & Defense — 0.0% (g)
875	MacDonald Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.33%, 10/04/2024 (aa)	878

	Airlines — 0.2%
24,462	Delta Air Lines, Inc., Term Loan B-1, (ICE LIBOR USD 1 Month + 2.50%), 4.09%, 10/18/2018 (aa)	24,554

	Building Products — 0.1%
6,358	Continental Building Products, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.91%, 08/18/2023 (aa)	6,413
4,573	Unifrax LLC, Senior Secured Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.19%, 04/04/2024 (aa)	4,619

		11,032

	Commercial Services & Supplies — 0.0% (g)
1,318	Garda World Security, 1st Lien Term Loan B, (US Prime Rate + 2.50%), 4.97%, 05/24/2024 (aa)	1,329

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Commercial Services & Supplies — continued
1,417	Prime Security Services Borrower LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 05/02/2022 (aa)	1,428

		2,757

	Machinery — 0.1%
5,481	Accudyne Industries LLC, Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 08/18/2024 (aa)	5,510
4,124	Rexnord LLC/RBS Global Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.85%, 08/21/2024 (aa)	4,148
1,294	Zodiac Pool Solutions LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.69%, 12/20/2023 (aa)	1,294

		10,952

	Marine — 0.0% (g)
4,048	American Commercial Lines, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 8.75%), 10.40%, 11/12/2020 (aa) ^	2,364

	Road & Rail — 0.0% (g)
1,338	URS Merger Sub Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 5.25%), 6.90%, 09/01/2024 (aa)	1,358

	Trading Companies & Distributors — 0.1%
4,309	HD Supply, Inc., 1st Lien Term Loan B-4, (ICE LIBOR USD 3 Month + 2.50%), 4.19%, 10/17/2023 (aa)	4,336

	Total Industrials	58,231

	Information Technology — 1.1%
	Communications Equipment — 0.1%
1	Aspect Software, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 10.50%), 12.15%, 05/25/2020 (aa)	1
5,780	Avaya, Inc. 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.34%, 12/15/2024 (aa)	5,809
7,545	Riverbed Technology, Inc.,1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 04/24/2022 (aa)	7,428

		13,238

	Internet Software & Services — 0.2%
6,448	Evergreen Skills Lux SARL, 1st Lien Initial Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.40%, 04/28/2021 (aa)	6,240

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Internet Software & Services — continued
8,448	Go Daddy Operating Co. LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.90%, 02/15/2024 (aa)	8,463
1,890	Impala Private Holdings II LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.70%, 11/14/2024 (aa)	1,893
6,990	Rackspace Hosting, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.79%, 11/03/2023 (aa)	7,008

		23,604

	IT Services — 0.3%
6,221	Exela Technologies, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 7.50%), 9.08%, 07/12/2023 (aa)	6,065
	First Data Corp., 1st Lien Term Loan,
3,023	(ICE LIBOR USD 1 Month + 2.25%), 3.87%, 07/08/2022 (aa)	3,028
11,117	(ICE LIBOR USD 1 Month + 2.25%), 3.87%, 04/26/2024 (aa)	11,136
4,701	Optiv Security, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.81%, 02/01/2024 (aa)	4,472
5,350	Optiv Security, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 7.25%), 8.81%, 01/31/2025 (aa)	4,962

		29,663

	Semiconductors & Semiconductor Equipment — 0.1%
4,914	Microsemi Corp., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 2.00%), 3.74%, 01/15/2023 (aa)	4,924
2,566	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 03/31/2023 (aa)	2,577
2,896	Versum Materials, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.69%, 09/29/2023 (aa)	2,913

		10,414

	Software — 0.3%
1,307	Ascend Learning LLC, Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 07/12/2024 (aa)	1,311
355	Barracuda Networks, Inc, 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 9.06%, 01/09/2026 (aa)	362
1,628	Barracuda Networks, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.06%, 02/12/2025 (aa)	1,636

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Software — continued
4,857	Camelot Finance LP, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 10/03/2023 (aa)	4,889
3,076	Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B-2, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 12/01/2023 (aa)	3,086
5,241	Infor US, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.44%, 02/01/2022 (aa)	5,245
8,796	Landesk Software Group, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 01/20/2024 (aa)	8,638
2,820	Landesk Software Group, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 9.00%), 10.65%, 01/20/2025 (aa)	2,707
9,333	Qlik Technologies, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 6 Month + 3.50%), 5.04%, 04/26/2024 (aa)	9,202
2,030	SolarWinds, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 02/03/2023 (aa)	2,034

		39,110

	Technology Hardware, Storage & Peripherals — 0.1%
4,533	Dell International LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 09/07/2023 (aa)	4,532
2,970	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 7.27%, 10/31/2022 (aa)	3,017
3,583	Radiate Holdco LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 02/01/2024 (aa)	3,577

		11,126

	Total Information Technology	127,155

	Materials — 0.3%
	Chemicals — 0.0% (g)
6,167	Chemours Co. (The), Senior Secured Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 05/12/2022 (aa)	6,194

	Containers & Packaging — 0.3%
2,549	Berry Plastics Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.58%, 01/19/2024 (aa)	2,555
11,990	Bway Holding Co., 1st Lien Term Loan, (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.96%, 04/03/2024 (aa)	12,035

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — continued
4,678	Consolidated Container, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 05/22/2024 (aa)	4,702
2,520	Crown Americas, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 01/17/2025 (aa) ^	2,541
10,979	Reynolds Group Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 02/05/2023 (aa)	11,027
2,920	Viskase Corp., Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.94%, 01/30/2021 (aa)	2,883

		35,743

	Total Materials	41,937

	Real Estate — 0.1%
	Real Estate Management & Development — 0.1%
6,477	CityCenter Holdings LLC, Term B Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 04/18/2024 (aa)	6,504

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.5%
19,389	Centurylink, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 01/31/2025 (aa)	19,045
15,723	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 10/02/2024 (aa)	15,838
2,001	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 10/05/2023 (aa)	1,967
1,210	Hargray Communications Group, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 05/16/2024 (aa) ^	1,212
5,900	Intelsat Jackson Holdings, 1st Lien Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 3.75%), 5.71%, 11/27/2023 (aa)	5,855
9,825	Level 3 Financing, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.85%, 02/22/2024 (aa)	9,840
3,304	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.15%, 11/01/2024 (aa)	3,339
5,700	Zayo Group LLC, Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.87%, 01/19/2024 (aa)	5,724

		62,820

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Wireless Telecommunication Services — 0.3%
13,568	A2Z Wireless Holdings, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.57%, 05/01/2023 (aa)	13,538
10,783	Syniverse Holdings Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 02/09/2023 (aa) ^	10,867
1,520	Syniverse Holdings Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.50%), 9.50%, 02/09/2024 (aa) ^	1,541
8,732	Syniverse Holdings, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 04/23/2019 (aa)	8,710
1,418	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 04/23/2019 (aa)	1,414

		36,070

	Total Telecommunication Services	98,890

	Utilities — 0.5%
	Electric Utilities — 0.3%
12,500	Energy Future Intermediate Holding Co. LLC, DIP Term Loan, (ICE LIBOR USD 1 Week + 3.00%; ICE LIBOR USD 1 Month + 3.00%), 4.47%, 06/30/2018 (aa)	12,499
11,938	InterGen NV, Term Advance, (ICE LIBOR USD 1 Month + 4.50%), 6.15%, 06/12/2020 (aa)	11,937
6,226	Lightstone Holdco LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 01/30/2024 (aa)	6,261
395	Lightstone Holdco LLC, 1st Lien Term Loan C, (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 01/30/2024 (aa)	398
4,631	Texas Competitive Electric Holdings Co. LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 08/04/2023 (aa)	4,655
821	Texas Competitive Electric Holdings Co. LLC, Term Loan C, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 08/04/2023 (aa)	825

		36,575

	Independent Power and Renewable Electricity Producers — 0.2%
3,694	ExGen Renewables I LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.99%, 11/28/2024 (aa)	3,726
1,815	NRG Energy, Inc., Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.94%, 06/30/2023 (aa)	1,823
1,737	Talen Energy Supply, Term Loan B-1, (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 07/15/2023 (aa)	1,739

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power and Renewable Electricity Producers — continued
13,025	Talen Energy Supply, Term Loan B-2, (ICE LIBOR USD 1 Month + 4.00%), 5.65%, 04/15/2024 (aa)	13,044

		20,332

	Total Utilities	56,907

	Total Loan Assignments (Cost $1,057,046)	1,020,807

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
1,110	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	805

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
142	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)
66	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
1	expiring 04/13/2026 (a)	5
5	expiring 04/13/2026 (Strike Price $1.00) (a)	36

	Total Energy	41

	Industrials — 0.0% (g)
	Road & Rail — 0.0% (g)
	Jack Cooper Enterprises, Inc.,
18	expiring 04/26/2027 (Strike Price $1.00) (a) (bb)	—	(h)
18	expiring 10/29/2027 (Strike Price $1.00) (a) (bb)	—	(h)

	Total Industrials	—	(h)

	Total Warrants (Cost $36)	41

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — 0.0% (g)
	Call Options — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
36,575	Foreign Exchange KRW/USD 03/02/2018 at USD 1,242.30, Vanilla, American Style (a) Notional Amount: USD 36,575 Counterparty: Goldman Sachs International	—
36,575	Foreign Exchange KRW/USD 03/02/2018 at USD 1,245.00, Vanilla, American Style (a) Notional Amount: USD 36,575 Counterparty: Goldman Sachs International	—
75,876	Foreign Exchange KRW/USD 10/23/2018 at USD 1,170.50, Vanilla, American Style (a) Notional Amount: USD 75,876 Counterparty: Goldman Sachs International	793

	Total Call Options Purchased	793

	Put Options — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
36,575	Foreign Exchange KRW/USD 03/02/2018 at USD 1,080.70, Vanilla, American Style (a) Notional Amount: USD 36,575 Counterparty: Goldman Sachs International	43
36,575	Foreign Exchange KRW/USD 03/02/2018 at USD 1,085.00, Vanilla, American Style (a) Notional Amount: USD 36,575 Counterparty: Goldman Sachs International	103

	Total Put Options Purchased	146

	Total Options Purchased (Cost $3,183)	939

Short-Term Investments — 34.8%
	Certificates of Deposit — 13.4% (n)
100,000	Banco Del Estado De Chile, (Chile), 1.69%, 03/02/2018	100,001
250,000	Bank of Montreal, (Canada), 1.71%, 03/19/2018	250,010
125,000	Bank of Tokyo-Mitsubishi Ltd., (Japan), 1.46%, 03/16/2018	124,993
150,000	BNP Paribas SA, (France), 1.46%, 03/16/2018	149,995
75,000	BNP Paribas SA, (France), (ICE LIBOR USD 1 Month + 0.20%), 1.83%, 07/23/2018 (aa)	75,010
50,000	Cooperatieve Rabobank UA, (Netherlands), (ICE LIBOR USD 1 Month + 0.14%), 1.76%, 06/20/2018 (aa)	50,002
250,000	Credit Agricole Corporate and Investment Bank, (France), (ICE LIBOR USD 1 Month + 0.17%), 1.77%, 05/08/2018 (aa)	250,091

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Certificates of Deposit — continued
50,000	Mitsubishi UFJ Trust & Banking Corp., (Japan), (ICE LIBOR USD 1 Month + 0.27%), 1.92%, 08/24/2018 (aa)	50,009
150,000	Societe Generale SA, (France), (ICE LIBOR USD 1 Month + 0.20%), 1.85%, 07/25/2018 (aa)	150,003
100,000	Svenska Handelsbanken AB, (Sweden), (ICE LIBOR USD 1 Month + 0.14%), 1.74%, 07/03/2018 (aa)	100,007
248,000	Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.19%), 1.79%, 06/11/2018 (aa)	248,072
62,000	Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.23%), 1.84%, 10/16/2018 (aa)	61,995

	Total Certificates of Deposit (Cost $1,610,000)	1,610,188

	Commercial Paper — 10.8% (n)
23,450	ABN AMRO Funding USA LLC, (Netherlands), 1.96%, 06/13/2018	23,315
	Barton Capital LLC,
11,400	1.65%, 03/21/2018	11,389
100,000	1.78%, 04/05/2018	99,824
70,000	Bedford Row Funding Corp., (ICE LIBOR USD 1 Month + 0.24%), 1.86%, 11/20/2018 (aa)	69,985
175,000	BPCE SA, (France), 1.88%, 05/01/2018	174,478
175,000	Canadian Imperial Bank of Commerce, (Canada), 1.88%, 05/10/2018	174,432
75,000	Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.21%), 1.86%, 11/26/2018 (aa)	74,975
81,000	HSBC Bank plc, (United Kingdom), 1.76%, 08/06/2018	80,996
100,000	Kells Funding LLC, 1.41%, 03/05/2018 (e)	99,980
	LMA-Americas LLC,
23,000	1.73%, 04/05/2018	22,960
25,000	1.68%, 05/11/2018	24,901
100,000	National Australia Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.15%), 1.80%, 07/25/2018 (aa)	99,990
22,000	Nederlandse Waterschapsbank NV, (Netherlands), 1.68%, 03/29/2018	21,970
10,000	Old Line Funding LLC, 1.75%, 05/21/2018 (e)	10,002
100,000	Oversea-Chinese Banking Corp. Ltd., (Singapore), (ICE LIBOR USD 1 Month + 0.16%), 1.81%, 07/25/2018 (aa)	99,993
75,000	Ridgefield Funding Co. LLC, 1.53%, 03/02/2018 (e)	74,994

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Short-Term Investments — continued
	Commercial Paper — continued
94,140	Standard Chartered Bank, (United Kingdom), 1.61%, 04/26/2018	93,879
45,000	Victory Receivables Corp., 2.00%, 05/14/2018	44,816

	Total Commercial Paper (Cost $1,302,897)	1,302,879

	Repurchase Agreements — 0.8%
31,000	Citigroup Global Markets Holdings, Inc., 2.27%, dated 02/28/2018, due 07/18/2018, repurchase price $31,274, collateralized by Asset-Backed Securities, 0.00% - 4.05%, due 02/20/2031 - 06/28/2054, with the value of $32,860.	31,000
31,000	Citigroup Global Markets Holdings, Inc., 2.27%, dated 02/28/2018, due 07/18/2018, repurchase price $31,274, collateralized by Asset-Backed Securities, 0.00% - 7.90%, due 10/22/2025 - 07/28/2057, with the value of $34,100.	31,000
36,000	Merrill Lynch PFS, Inc., 1.90%, dated 02/28/2018, due 04/17/2018, repurchase price $36,091, collateralized by Municipal Bonds, 0.00% - 8.25%, due 07/01/2024 - 01/01/2042, with the value of $38,880.	36,000

	Total Repurchase Agreements (Cost $98,000)	98,000

	U.S. Treasury Obligations — 0.7%
	U.S. Treasury Bills,
51,255	1.34%, 03/01/2018 (n)	51,255
14,035	1.43%, 05/24/2018 (k) (n)	13,982
11,695	1.78%, 09/13/2018 (k) (n)	11,581

	Total U.S. Treasury Obligations (Cost $76,826)	76,818

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 9.1%
1,090,906	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) † (Cost $1,090,906)	1,090,906

	Total Short-Term Investments (Cost $4,178,629)	4,178,791

	Total Investments, Before Short Positions — 99.8% (Cost $11,992,121)	12,005,915
	Other Assets in Excess of Liabilities — 0.2%	29,271

	NET ASSETS — 100.0%	$12,035,186

PRINCIPAL AMOUNT
Short Positions — 0.2%
Corporate Bonds — 0.2%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,000	Cablevision Systems Corp., 8.00%, 04/15/2020	2,135

	Consumer Staples — 0.1%
	Food Products — 0.1%
10,000	Darling Ingredients, Inc., 5.38%, 01/15/2022	10,288

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
5,000	Mallinckrodt International Finance SA, 4.75%, 04/15/2023	4,020

	Utilities — 0.1%
	Independent Power and Renewable Electricity Producers — 0.1%
6,000	Calpine Corp., 5.38%, 01/15/2023	5,895

	Total Securities Sold Short (Proceeds $21,982)	22,338

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	707	06/2018	USD	110,226	309
3 Month Eurodollar	85	09/2018	USD	20,741	(85)
3 Month Euro Euribor	7,484	06/2019	EUR	2,284,903	1,195
3 Month Euro Euribor	4,482	09/2019	EUR	1,366,668	609
3 Month Eurodollar	2,979	12/2019	USD	723,525	(342)

					1,686

Short Contracts
3 Month Eurodollar	(192)	06/2018	USD	(46,908)	246
Euro-Bobl	(9,726)	06/2018	EUR	(1,545,391)	(962)
U.S. Treasury 2 Year Note	(4,564)	06/2018	USD	(969,708)	278
U.S. Treasury 5 Year Note	(172)	06/2018	USD	(19,597)	(12)
U.S. Treasury 10 Year Note	(3,353)	06/2018	USD	(402,622)	(1,056)
3 Month Eurodollar	(396)	12/2019	USD	(96,179)	697
3 Month Eurodollar	(2,979)	12/2020	USD	(722,966)	291
3 Month Euro Euribor	(7,484)	06/2021	EUR	(2,264,587)	129
3 Month Euro Euribor	(4,482)	09/2021	EUR	(1,354,844)	(619)

					(1,008)

					678

Forward foreign currency exchange contracts outstanding as of February 28, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
HKD	1,010	USD	129	Citibank, NA	03/16/2018	— (h)
JPY	42,289	USD	386	Royal Bank of Canada	03/16/2018	11
USD	14,382	EUR	11,623	State Street Corp.	03/16/2018	186
USD	11,376	EUR	9,258	TD Bank Financial Group	03/16/2018	69
USD	13,054	GBP	9,409	State Street Corp.	03/16/2018	92
USD	5,011	HKD	39,154	State Street Corp.	03/16/2018	6
USD	798	HKD	6,233	TD Bank Financial Group	03/16/2018	1
USD	1,839	JPY	195,833	State Street Corp.	03/16/2018	2
USD	1,515	SGD	1,999	TD Bank Financial Group	03/16/2018	6
CHF	10,496	USD	10,675	Standard Chartered Bank	03/21/2018	459
USD	10,558	CAD	13,401	National Australia Bank Ltd.	03/21/2018	111
USD	23,423	EUR	18,745	TD Bank Financial Group	04/12/2018	479
USD	11,457	KRW	12,211,018	BNP Paribas**	07/23/2018	160

Total unrealized appreciation						1,582

EUR	369	USD	456	Barclays Bank plc	03/16/2018	(5)
USD	10,198	JPY	1,108,378	State Street Corp.	03/16/2018	(200)
USD	2,932	SGD	3,891	State Street Corp.	03/16/2018	(6)
CAD	13,401	USD	10,926	Deutsche Bank AG	03/21/2018	(478)
USD	11,035	CHF	10,496	Standard Chartered Bank	03/21/2018	(98)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	9,373	USD	11,738	Royal Bank of Canada	04/12/2018	(265)
EUR	18,745	USD	23,375	State Street Corp.	04/12/2018	(431)
EUR	27,961	USD	34,510	TD Bank Financial Group	04/12/2018	(286)
INR	705,130	USD	10,827	Goldman Sachs International**	07/23/2018	(210)

Total unrealized depreciation						(1,979)

Net unrealized depreciation						(397)

Over the Counter (“OTC”) Credit default swap contracts outstanding — buy protection (1) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL Amount (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.54	USD	6,970	1,309	(936)	373
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.54	USD	14,170	2,771	(2,012)	759
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	05/25/2046	0.54	USD	13,370	3,973	(3,257)	716
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.54	USD	6,600	1,840	(1,486)	354
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.54	USD	13,380	3,404	(2,687)	717
CDX.EM.28-V2	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.21	USD	215,770	8,137	(6,638)	1,499
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	05/11/2063	3.18	USD	7,270	(117)	456	339
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	05/11/2063	3.18	USD	7,000	(56)	383	327
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.18	USD	7,220	(128)	466	338
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.18	USD	7,230	(108)	446	338
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	05/11/2063	3.18	USD	7,260	(112)	451	339
CMBX.NA.AA.3	0.27	Monthly	Barclays Bank plc	12/13/2049	91.45	USD	14,100	8,000	(3,182)	4,818
CMBX.NA.AA.3	0.27	Monthly	Morgan Stanley	12/13/2049	91.45	USD	7,050	4,088	(1,679)	2,409
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	02/17/2051	61.51	USD	6,900	5,854	(5,325)	529
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	02/17/2051	61.51	USD	10,550	8,434	(7,625)	809
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	BNP Paribas	12/20/2022	1.67	USD	109,700	4,013	(997)	3,016
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.06	USD	128,710	697	(626)	71

								51,999	(34,248)	17,751

People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.55	USD	146,260	(2,364)	(853)	(3,217)

								(2,364)	(853)	(3,217)

								49,635	(35,101)	14,534

OTC Credit default swap contracts outstanding — sell protection (2) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.A.3	0.62	Monthly	Barclays Bank plc	12/13/2049	74.42	USD	14,100	(9,830)	6,567	(3,263)
CMBX.NA.A.3	0.62	Monthly	Morgan Stanley	12/13/2049	74.42	USD	7,050	(4,932)	3,301	(1,631)

								(14,762)	9,868	(4,894)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Centrally Cleared Credit default swap contracts outstanding — buy protection (1) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.31	USD	55,010	(3,754)	(582)	(4,336)
CDX.NA.IG.25-V1	1.00	Quarterly	12/20/2020	0.33	USD	256,420	(4,633)	(573)	(5,206)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	0.56	USD	180,960	(3,520)	(431)	(3,951)
iTraxx Europe 28.1	1.00	Quarterly	12/20/2022	0.52	EUR	180,880	(4,196)	(1,232)	(5,428)

							(16,103)	(2,818)	(18,921)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of February 28, 2018:

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	FREQUENCY OF PAYMENTS MADE/ RECEIVED	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011) (bb)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	01/12/2042	USD	73,590	—	(42)
IOS Index 4.00% 30 year Fannie Mae Pools (2011) (bb)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	01/12/2042	USD	71,780	—	(41)
IOS Index 5.00% 30 year Fannie Mae Pools (2010) (bb)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	01/12/2041	USD	93,720	—	(46)
IOS Index 5.00% 30 year Fannie Mae Pools (2010) (bb)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	01/12/2041	USD	109,972	—	(54)

								—	(183)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

Written Call Options Contracts as of February 28, 2018:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE ($)
Mid-Curve 1-Year Eurodollar	Exchange Traded	5,900	US	D1,475,000	US	D98.13	03/16/2018	(36)

								(36)

Written Put Options Contracts as of February 28, 2018:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE ($)
Foreign Exchange KRW/USD	Goldman Sachs International	36,575,000	USD	36,575	KRW	1,080.70	03/02/2018	(43)
Foreign Exchange KRW/USD	Goldman Sachs International	36,575,000	USD	36,575	KRW	1,085.00	03/02/2018	(103)
Foreign Exchange KRW/USD	Goldman Sachs International	75,876,000	USD	75,876	KRW	1,020.00	10/23/2018	(576)

Total Written Options Contracts (Premiums Received $2,490)								(722)

Summary of total swap contracts outstanding as of February 28, 2018:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	51,999	17,751

Total OTC swap contracts outstanding	51,999	17,751

Liabilities
OTC Credit default swap contracts outstanding — buy protection	(2,364)	(3,217)
OTC Credit default swap contracts outstanding — sell protection	(14,762)	(4,894)
OTC Total return swap contracts outstanding	—	(183)

Total OTC swap contracts outstanding	(17,126)	(8,294)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 0.9%
272	ABFC Trust, Series 2006-OPT2, Class A2, 1.76%, 10/25/2036 (z) (bb)	252
230	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, 1.71%, 07/25/2036 (z) (bb)	79
480	American Airlines Pass-Through Trust, Series 2017-1, Class AA, 3.65%, 02/15/2029	477
140	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A2, 1.72%, 12/25/2036 (z) (bb)	139
219	Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A3, 1.76%, 08/25/2037 (z) (bb)	212
151	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, 1.76%, 10/25/2036 (z) (bb)	136
	CWABS Asset-Backed Certificates Trust,
233	Series 2006-17, Class 2A2, 1.77%, 03/25/2047 (z) (bb)	225
527	Series 2006-18, Class 2A2, 1.78%, 03/25/2037 (z) (bb)	519
	CWABS Revolving Home Equity Loan Trust,
20	Series 2004-I, Class A, 1.88%, 02/15/2034 (z) (bb)	19
20	Series 2004-K, Class 2A, 1.89%, 02/15/2034 (z) (bb)	18
	CWABS, Inc.,
303	Series 2003-5, Class MF1, 5.23%, 01/25/2034 (z) (bb)	307
10	Series 2004-1, Class 3A, 2.18%, 04/25/2034 (z) (bb)	10
272	Series 2004-1, Class M1, 2.37%, 03/25/2034 (z) (bb)	274
48	Series 2004-1, Class M2, 2.45%, 03/25/2034 (z) (bb)	47
	GSAMP Trust,
109	Series 2005-WMC1, Class M1, 2.36%, 09/25/2035 (z) (bb)	106
193	Series 2006-FM1, Class A1, 1.78%, 04/25/2036 (z) (bb)	150
45	Series 2006-FM2, Class A2C, 1.77%, 09/25/2036 (z) (bb)	22
196	Series 2006-HE3, Class A2C, 1.78%, 05/25/2046 (z)	193
263	Series 2007-HE1, Class A2C, 1.77%, 03/25/2047 (z) (bb)	256
133	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-C, Class 3A3, 1.77%, 08/25/2036 (z) (bb)	128
57	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, 1.77%, 08/25/2036 (z) (bb)	57

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

50	Long Beach Mortgage Loan Trust, Series 2004-1, Class M2, 2.45%, 02/25/2034 (z) (bb)	50
	MASTR Asset-Backed Securities Trust,
90	Series 2006-HE4, Class A2, 1.73%, 11/25/2036 (z) (bb)	44
115	Series 2006-HE4, Class A3, 1.77%, 11/25/2036 (z) (bb)	56
160	Series 2006-NC3, Class A1, 1.75%, 10/25/2036 (z) (bb)	100
105	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, 2.62%, 07/25/2037 (z) (bb)	103
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, 2.30%, 03/25/2035 (z) (bb)	739
120	Series 2006-2, Class A2B, 1.78%, 08/25/2036 (z) (bb)	112
	NovaStar Mortgage Funding Trust,
166	Series 2006-4, Class A2C, 1.77%, 09/25/2036 (z) (bb)	94
17	Series 2006-4, Class A2D, 1.87%, 09/25/2036 (z) (bb)	10
293	Series 2007-1, Class A1A, 1.75%, 03/25/2037 (z) (bb)	224
308	OneMain Financial Issuance Trust, Series 2017-1A, Class C, 3.35%, 09/14/2032 (e)	307
246	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, 1.85%, 12/25/2035 (z) (bb)	243
109	RAMP Trust, Series 2005-EFC6, Class M1, 2.24%, 11/25/2035 (z) (bb)	109
161	RASC Trust, Series 2007-KS3, Class AI3, 1.87%, 04/25/2037 (z) (bb)	159
137	Securitized Asset-Backed Receivables LLC Trust, Series 2006-NC3, Class A1, 1.76%, 09/25/2036 (z) (bb)	98
146	Soundview Home Loan Trust, Series 2007-OPT3, Class 2A3, 1.80%, 08/25/2037 (z) (bb)	142
70	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, 1.79%, 12/25/2036 (z) (bb)	68
100	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M3, 5.35%, 05/25/2047 (e) (z) (bb)	102

	Total Asset-Backed Securities (Cost $6,144)	6,386

Closed End Funds — 0.2%
47	BlackRock Corporate High Yield Fund, Inc.	496
22	BlackRock Debt Strategies Fund, Inc.	252
15	Blackstone/GSO Strategic Credit Fund	243

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	75

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Closed End Funds — continued
8	Eaton Vance Floating-Rate Income Trust	114
10	Eaton Vance Senior Income Trust	62
11	Invesco Dynamic Credit Opportunities Fund	126
15	Nuveen Credit Strategies Income Fund	121
7	Nuveen Floating Rate Income Opportunity Fund	82
11	Prudential Global Short Duration High Yield Fund, Inc.	151

	Total Closed End Funds (Cost $1,542)	1,647

Collateralized Mortgage Obligations — 1.1%
	Alternative Loan Trust,
174	Series 2005-J3, Class 3A1, 6.50%, 09/25/2034	173
99	Series 2006-J2, Class A1, 2.12%, 04/25/2036 (z)	62
	Banc of America Funding Trust,
92	Series 2014-R7, Class 1A1, 1.77%, 05/26/2036 (e) (z)	88
56	Series 2014-R7, Class 2A1, 1.76%, 09/26/2036 (e) (z)	55
383	Series 2015-R4, Class 5A1, 1.71%, 10/25/2036 (e) (z)	363
	Banc of America Mortgage Trust,
29	Series 2005-A, Class 3A1, 3.85%, 02/25/2035 (z)	28
170	Series 2007-3, Class 1A1, 6.00%, 09/25/2037	164
24	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, 1.97%, 05/25/2037 (z)	18
	Citigroup Mortgage Loan Trust,
66	Series 2014-10, Class 1A1, 1.70%, 11/25/2036 (e) (z)	62
87	Series 2014-10, Class 4A1, 1.73%, 02/25/2037 (e) (z)	80
219	Series 2014-12, Class 1A4, 1.69%, 08/25/2036 (e) (z)	211
62	Series 2014-12, Class 2A4, 3.41%, 02/25/2037 (e) (z)	62
99	Series 2014-C, Class A, 3.25%, 02/25/2054 (e) (z)	98
	COLT Mortgage Loan Trust,
184	Series 2017-2, Class A2A, 2.57%, 10/25/2047 (e) (z)	184
98	Series 2018-1, Class A2, 2.98%, 02/25/2048 (e) (z)	98
169	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 4A1, 6.00%, 09/25/2034	172

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

44	CSFB Mortgage-Backed Pass-Through, Series 2003-29, Class 7A1, 6.50%, 12/25/2033	47
	CSMC,
21	Series 2011-12R, Class 3A1, 3.12%, 07/27/2036 (e) (z)	21
19	Series 2014-10R, Class 4A1, 1.72%, 12/27/2036 (e) (z)	19
22	Series 2014-11R, Class 8A1, 1.90%, 04/27/2037 (e) (z)	22
86	Series 2014-11R, Class 9A1, 1.70%, 10/27/2036 (e) (z)	83
9	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.12%, 02/25/2035 (z)	9
98	Ellington Financial Mortgage Trust, Series 2017-1, Class A3, 2.84%, 10/25/2047 (e) (z)	98
46	FHLMC REMIC, Series 2980, Class QB, 6.50%, 05/15/2035	52
21	FNMA Trust, Series 2003-W3, Class 2A5, 5.36%, 06/25/2042	22
	FNMA, Connecticut Avenue Securities,
861	Series 2015-C03, Class 1M2, 6.62%, 07/25/2025 (z) (bb)	979
619	Series 2015-C04, Class 1M2, 7.32%, 04/25/2028 (z) (bb)	719
50	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, 1.73%, 04/26/2037 (e) (z)	48
169	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	176
	HarborView Mortgage Loan Trust,
9	Series 2004-9, Class 2A, 3.62%, 12/19/2034 (z)	8
87	Series 2006-9, Class 2A1A, 1.80%, 11/19/2036 (z)	73
312	Impac CMB Trust, Series 2005-1, Class 2A1, 2.13%, 04/25/2035 (z)	306
212	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.50%, 09/25/2020	199
	LSTAR Securities Investment Ltd., (Cayman Islands),
90	Series 2017-3, Class A1, 3.57%, 04/01/2022 (e) (z)	90
184	Series 2017-6, Class A, 3.32%, 09/01/2022 (e) (z)	184
215	Series 2017-9, Class A, 3.12%, 12/01/2022 (e) (z)	214
162	LSTAR Securities Investment Ltd. LLC, (Cayman Islands), Series 2017-8, Class A, 3.22%, 11/01/2022 (e) (z)	162

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
147	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.75%, 08/25/2035	126
62	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, 1.97%, 12/26/2036 (e) (z)	60
814	RALI Trust, Series 2006-QS11, Class 1A1, 6.50%, 08/25/2036	743
258	RBSSP Resecuritization Trust, Series 2012-6, Class 10A2, 1.71%, 08/26/2036 (e) (z)	236
70	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, 2.88%, 12/10/2035 (e) (z) (bb)	34
	Residential Asset Securitization Trust,
195	Series 2005-A15, Class 1A7, 6.00%, 02/25/2036	198
222	Series 2006-R1, Class A2, 2.02%, 01/25/2046 (z)	103
186	RFMSI Trust, Series 2006-S9, Class A1, 6.25%, 09/25/2036	181
16	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 3.49%, 09/25/2037 (z)	16
	Verus Securitization Trust,
157	Series 2017-2A, Class A2, 2.64%, 07/25/2047 (e) (z)	156
103	Series 2017-SG1A, Class A2, SUB, 2.77%, 11/25/2047 (e)	102
99	Series 2018-1, Class A2, 3.03%, 02/25/2048 (e) (z)	99
17	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, 2.07%, 09/25/2035 (z)	14
27	Wells Fargo Mortgage-Backed Securities Trust, Series 2005-16, Class A8, 5.75%, 01/25/2036	29

	Total Collateralized Mortgage Obligations (Cost $7,177)	7,546

Commercial Mortgage-Backed Securities — 0.1%
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, 5.09%, 11/15/2031 (e) (z) (bb)	100
143	Series 2014-FL2, Class COL2, 6.09%, 11/15/2031 (e) (z) (bb)	143
	Commercial Mortgage Trust,
129	Series 2014-FL5, Class KH1, 5.23%, 08/15/2031 (e) (z) (bb)	86
99	Series 2014-FL5, Class KH2, 6.08%, 08/15/2031 (e) (z) (bb)	16
	Velocity Commercial Capital Loan Trust,
131	Series 2015-1, Class M3, 7.05%, 06/25/2045 (e) (z) (bb)	146

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

100	Series 2015-1, Class M5, 7.23%, 06/25/2045 (e) (z)	112
104	Series 2016-1, Class M3, 6.81%, 04/25/2046 (e) (z) (bb)	106
61	Series 2016-1, Class M5, 7.79%, 04/25/2046 (e) (z) (bb)	66
100	Series 2016-2, Class M3, 5.50%, 10/25/2046 (z) (bb)	98
99	Series 2017-2, Class M4, 5.00%, 11/25/2047 (e) (z) (bb)	97

	Total Commercial Mortgage-Backed Securities (Cost $1,069)	970

Convertible Bond — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
328	Chesapeake Energy Corp., 5.50%, 09/15/2026 (Cost $333)	282

Corporate Bonds — 54.1%
	Consumer Discretionary — 8.3%
	Auto Components — 0.3%
	American Axle & Manufacturing, Inc.,
430	6.25%, 03/15/2021	436
82	6.25%, 04/01/2025	85
	Dana, Inc.,
415	5.50%, 12/15/2024	423
500	6.00%, 09/15/2023	518
850	Delphi Corp., 7.13%, 05/01/2029 (d) (bb)	—	(h)
600	Schaeffler Finance BV, (Germany), 4.75%, 05/15/2023 (e)	610
60	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	64

		2,136

	Automobiles — 1.3%
750	BMW US Capital LLC, (Germany), 2.80%, 04/11/2026 (e)	711
	Daimler Finance North America LLC, (Germany),
750	2.20%, 10/30/2021 (e)	723
750	2.25%, 03/02/2020 (e)	741
500	2.85%, 01/06/2022 (e)	492
500	3.35%, 02/22/2023 (e)	498
500	3.75%, 02/22/2028 (e)	501
500	Fiat Chrysler Automobiles NV, (United Kingdom), 5.25%, 04/15/2023	515
1,000	General Motors Co., 4.88%, 10/02/2023	1,049
1,000	Hyundai Capital America, 2.55%, 04/03/2020 (e)	985

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	77

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Automobiles — continued
	Nissan Motor Acceptance Corp.,
750	1.90%, 09/14/2021 (e)	720
750	2.13%, 03/03/2020 (e)	740
1,000	2.15%, 09/28/2020 (e)	982
750	2.65%, 07/13/2022 (e)	730

		9,387

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.50%, 04/01/2027	361

	Hotels, Restaurants & Leisure — 1.3%
750	International Game Technology plc, 6.25%, 02/15/2022 (e)	790
1,000	Marriott International, Inc., 2.30%, 01/15/2022	964
	McDonald’s Corp.,
500	3.38%, 05/26/2025	494
500	3.50%, 03/01/2027	492
300	4.60%, 05/26/2045	312
300	4.88%, 12/09/2045	325
	MGM Resorts International,
1,225	6.00%, 03/15/2023	1,303
250	7.75%, 03/15/2022	279
1,500	Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,480
300	Sabre GLBL, Inc., 5.38%, 04/15/2023 (e)	302
	Starbucks Corp.,
1,500	2.20%, 11/22/2020	1,485
500	2.70%, 06/15/2022	495
300	3.75%, 12/01/2047	285
500	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	507

		9,513

	Household Durables — 0.2%
500	Newell Brands, Inc., 2.88%, 12/01/2019	499
600	Tempur Sealy International, Inc., 5.63%, 10/15/2023	606

		1,105

	Internet & Direct Marketing Retail — 0.7%
	Amazon.com, Inc.,
1,000	1.90%, 08/21/2020 (e)	979
500	3.80%, 12/05/2024	513
400	3.88%, 08/22/2037 (e)	399
400	4.25%, 08/22/2057 (e)	399
900	4.95%, 12/05/2044	1,019
500	Booking Holdings, Inc., 3.65%, 03/15/2025	496
1,000	Expedia, Inc., 4.50%, 08/15/2024	1,011

		4,816

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Leisure Products — 0.1%
	Hasbro, Inc.,
500	3.15%, 05/15/2021	500
500	3.50%, 09/15/2027	473
21	Mattel, Inc., 6.75%, 12/31/2025 (e)	22
77	Vista Outdoor, Inc., 5.88%, 10/01/2023	76

		1,071

	Media — 3.6%
525	21st Century Fox America, Inc., 6.40%, 12/15/2035	662
	Altice Financing SA, (Luxembourg),
750	6.63%, 02/15/2023 (e)	749
200	7.50%, 05/15/2026 (e)	202
600	Altice Luxembourg SA, (Luxembourg), 7.75%, 05/15/2022 (e)	560
200	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	195
51	AMC Networks, Inc., 5.00%, 04/01/2024	51
	CBS Corp.,
1,000	2.90%, 01/15/2027	913
350	4.60%, 01/15/2045	342
1,000	Charter Communications Operating LLC, 4.46%, 07/23/2022	1,024
	Clear Channel Worldwide Holdings, Inc.,
201	Series A, 6.50%, 11/15/2022	206
1,583	Series B, 6.50%, 11/15/2022	1,627
898	Series B, 7.63%, 03/15/2020	897
	Comcast Corp.,
1,000	1.63%, 01/15/2022	948
500	3.15%, 02/15/2028	476
500	3.38%, 02/15/2025	494
400	4.00%, 03/01/2048	374
400	4.40%, 08/15/2035	407
250	4.50%, 01/15/2043	253
350	6.95%, 08/15/2037	468
	Cox Communications, Inc.,
500	3.50%, 08/15/2027 (e)	478
500	3.85%, 02/01/2025 (e)	498
694	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	819
	Discovery Communications LLC,
500	3.45%, 03/15/2025	478
500	3.95%, 03/20/2028	480
	DISH DBS Corp.,
735	5.00%, 03/15/2023	675
60	5.88%, 07/15/2022	58
1,900	5.88%, 11/15/2024	1,777
200	7.75%, 07/01/2026	197

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
138	LIN Television Corp., 5.88%, 11/15/2022	142
1,065	NBCUniversal Media LLC, 4.38%, 04/01/2021	1,110
400	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	412
300	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	311
	Scripps Networks Interactive, Inc.,
250	2.75%, 11/15/2019	249
500	3.50%, 06/15/2022	497
500	Sinclair Television Group, Inc., 6.13%, 10/01/2022	516
	Sirius XM Radio, Inc.,
500	5.38%, 04/15/2025 (e)	508
605	6.00%, 07/15/2024 (e)	634
	Time Warner, Inc.,
500	3.60%, 07/15/2025	486
500	3.80%, 02/15/2027	484
330	5.35%, 12/15/2043	351
400	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	396
1,250	Viacom, Inc., 4.25%, 09/01/2023	1,282
550	Videotron Ltd., (Canada), 5.38%, 06/15/2024 (e)	569
	Walt Disney Co. (The),
500	1.85%, 07/30/2026	443
500	4.13%, 06/01/2044	519
263	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	252

		25,469

	Multiline Retail — 0.2%
	Neiman Marcus Group Ltd. LLC,
40	8.00%, 10/15/2021 (e)	24
524	9.50%, (PIK), 10/15/2021 (e) (v)	277
	Target Corp.,
500	2.30%, 06/26/2019	499
750	2.50%, 04/15/2026	696
300	3.90%, 11/15/2047	287

		1,783

	Specialty Retail — 0.4%
430	Claire’s Stores, Inc., 9.00%, 03/15/2019 (e)	292
	Home Depot, Inc. (The),
500	2.00%, 06/15/2019	497
500	2.63%, 06/01/2022	494
350	3.90%, 06/15/2047	345
500	Michaels Stores, Inc., 5.88%, 12/15/2020 (e)	508

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — continued
	PetSmart, Inc.,
505	7.13%, 03/15/2023 (e)	322
41	8.88%, 06/01/2025 (e)	26
60	Staples, Inc., 8.50%, 09/15/2025 (e)	58
500	Tiffany & Co., 3.80%, 10/01/2024	489

		3,031

	Textiles, Apparel & Luxury Goods — 0.1%
300	NIKE, Inc., 3.88%, 11/01/2045	296
500	Under Armour, Inc., 3.25%, 06/15/2026	437

		733

	Total Consumer Discretionary	59,405

	Consumer Staples — 3.9%
	Beverages — 1.2%
1,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 4.70%, 02/01/2036	1,051
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
500	2.50%, 07/15/2022	486
700	6.88%, 11/15/2019	748
500	Coca-Cola Co. (The), 2.55%, 06/01/2026	473
500	Constellation Brands, Inc., 3.70%, 12/06/2026	496
	Dr Pepper Snapple Group, Inc.,
750	2.55%, 09/15/2026	671
500	3.40%, 11/15/2025	486
1,500	Molson Coors Brewing Co., 2.25%, 03/15/2020	1,481
	PepsiCo, Inc.,
250	2.25%, 01/07/2019	250
1,000	2.25%, 05/02/2022	972
500	3.00%, 10/15/2027	481
500	3.60%, 03/01/2024	510
446	4.25%, 10/22/2044	464

		8,569

	Food & Staples Retailing — 0.7%
500	Costco Wholesale Corp., 2.75%, 05/18/2024	486
1,000	CVS Health Corp., 2.80%, 07/20/2020	993
879	CVS Pass-Through Trust, 7.51%, 01/10/2032 (e)	1,044
405	Koninklijke Ahold Delhaize NV, (Netherlands), 5.70%, 10/01/2040	457
	Kroger Co. (The),
750	2.65%, 10/15/2026	678
750	2.95%, 11/01/2021	745

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	79

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
	Walgreens Boots Alliance, Inc.,
500	3.80%, 11/18/2024	497
350	4.65%, 06/01/2046	340

		5,240

	Food Products — 1.3%
51	B&G Foods, Inc., 5.25%, 04/01/2025	49
	General Mills, Inc.,
750	2.20%, 10/21/2019	743
500	3.20%, 02/10/2027	476
495	Grupo Bimbo SAB de CV, (Mexico), 4.88%, 06/30/2020 (e)	511
350	Hershey Co. (The), 3.38%, 08/15/2046	316
300	JM Smucker Co. (The), 4.38%, 03/15/2045	300
	Kellogg Co.,
500	3.25%, 04/01/2026	477
500	3.40%, 11/15/2027	478
1,500	Kraft Heinz Foods Co., 2.80%, 07/02/2020	1,491
	Mondelez International Holdings Netherlands BV,
1,250	1.63%, 10/28/2019 (e)	1,229
750	2.00%, 10/28/2021 (e)	720
105	Post Holdings, Inc., 5.00%, 08/15/2026 (e)	100
1,000	Smithfield Foods, Inc., 3.35%, 02/01/2022 (e)	983
	Tyson Foods, Inc.,
500	3.55%, 06/02/2027	487
250	3.95%, 08/15/2024	254
500	Unilever Capital Corp., (United Kingdom), 2.60%, 05/05/2024	481

		9,095

	Household Products — 0.1%
88	HRG Group, Inc., 7.75%, 01/15/2022	92
350	Kimberly-Clark Corp., 3.90%, 05/04/2047	347
350	Procter & Gamble Co. (The), 3.50%, 10/25/2047	327

		766

	Personal Products — 0.0% (g)
41	High Ridge Brands Co., 8.88%, 03/15/2025 (e)	37

	Tobacco — 0.6%
	Altria Group, Inc.,
500	2.63%, 01/14/2020	498
750	2.63%, 09/16/2026	693
400	3.88%, 09/16/2046	369
1,000	BAT Capital Corp., (United Kingdom), 3.22%, 08/15/2024 (e)	963

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tobacco — continued
	Philip Morris International, Inc.,
500	2.38%, 08/17/2022	483
500	3.13%, 03/02/2028	478
725	5.65%, 05/16/2018	730

		4,214

	Total Consumer Staples	27,921

	Energy — 2.9%
	Energy Equipment & Services — 0.0% (g)
250	Halliburton Co., 3.50%, 08/01/2023	252

	Oil, Gas & Consumable Fuels — 2.9%
500	Anadarko Petroleum Corp., 3.45%, 07/15/2024	490
	BP Capital Markets plc, (United Kingdom),
750	2.52%, 01/15/2020	747
300	2.75%, 05/10/2023	293
500	3.59%, 04/14/2027	498
500	3.81%, 02/10/2024	512
2	Carrizo Oil & Gas, Inc., 7.50%, 09/15/2020	2
222	Chesapeake Energy Corp., 8.00%, 12/15/2022 (e)	236
500	Chevron Corp., 2.41%, 03/03/2022	489
1,000	CNOOC Finance 2015 USA LLC, (China), 3.50%, 05/05/2025	975
475	ConocoPhillips, 6.50%, 02/01/2039	621
850	DCP Midstream Operating LP, 9.75%, 03/15/2019 (e)	901
181	Denbury Resources, Inc., 9.25%, 03/31/2022 (e)	186
300	Energy Transfer LP, 5.15%, 03/15/2045	283
385	Enterprise Products Operating LLC, 7.55%, 04/15/2038	520
985	EP Energy LLC, 9.38%, 05/01/2024 (e)	726
300	Exxon Mobil Corp., 3.57%, 03/06/2045	285
15	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	15
350	Kinder Morgan Energy Partners LP, 2.65%, 02/01/2019	349
	Kinder Morgan, Inc.,
135	3.05%, 12/01/2019	135
750	3.15%, 01/15/2023	735
500	4.30%, 06/01/2025	505
300	5.05%, 02/15/2046	294
1,000	Marathon Petroleum Corp., 3.63%, 09/15/2024	996
	MEG Energy Corp., (Canada),
300	6.38%, 01/30/2023 (e)	257
572	7.00%, 03/31/2024 (e)	488

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
41	Oasis Petroleum, Inc., 6.88%, 01/15/2023	42
60	Parsley Energy LLC, 5.63%, 10/15/2027 (e)	60
59	PBF Logistics LP, 6.88%, 05/15/2023	60
	Petroleos Mexicanos, (Mexico),
500	5.38%, 03/13/2022 (e)	523
1,000	6.50%, 03/13/2027 (e)	1,067
	Phillips 66,
500	3.90%, 03/15/2028	499
250	4.65%, 11/15/2034	263
	Phillips 66 Partners LP,
500	3.61%, 02/15/2025	491
500	3.75%, 03/01/2028	486
300	4.90%, 10/01/2046	301
500	Reliance Industries Ltd., (India), 4.13%, 01/28/2025 (e)	500
500	Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	540
41	Southwestern Energy Co., 7.50%, 04/01/2026	41
	Sunoco Logistics Partners Operations LP,
500	4.00%, 10/01/2027	476
500	4.25%, 04/01/2024	502
345	TransCanada PipeLines Ltd., (Canada), 6.10%, 06/01/2040	427
750	Valero Energy Corp., 3.40%, 09/15/2026	716
	Western Gas Partners LP,
500	2.60%, 08/15/2018	499
500	4.50%, 03/01/2028	503
	Williams Cos., Inc. (The),
500	5.75%, 06/24/2044	531
20	7.88%, 09/01/2021	23
500	Williams Partners LP, 4.00%, 09/15/2025	498

		20,586

	Total Energy	20,838

	Financials — 17.9%
	Banks — 6.6%
1,000	Australia & New Zealand Banking Group Ltd., (Australia), 2.13%, 08/19/2020	981
	Bank of America Corp.,
750	(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/2026 (aa)	733
500	(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/2028 (aa)	487
400	(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 01/23/2049 (aa)	382

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
500	(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/2029 (aa)	500
750	4.00%, 01/22/2025	753
750	4.20%, 08/26/2024	765
500	(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 04/24/2038 (aa)	509
250	(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 01/20/2048 (aa)	260
740	5.65%, 05/01/2018	744
800	Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.40%, 04/30/2018 (x) (y) (aa)	801
500	Series L, 2.25%, 04/21/2020	494
500	Series L, 3.95%, 04/21/2025	499
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.70%, 03/05/2018 (e)	1,500
1,255	2.35%, 09/08/2019 (e)	1,247
1,500	Barclays Bank plc, (United Kingdom), 2.65%, 01/11/2021	1,481
	Barclays plc, (United Kingdom),
1,500	2.75%, 11/08/2019	1,491
750	3.65%, 03/16/2025	721
	BNP Paribas SA, (France),
1,000	2.38%, 05/21/2020	988
200	2.95%, 05/23/2022 (e)	197
1,000	3.50%, 03/01/2023 (e)	997
	Citigroup, Inc.,
500	2.40%, 02/18/2020	495
1,000	2.70%, 10/27/2022	970
1,000	2.90%, 12/08/2021	987
500	(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)	489
500	3.88%, 03/26/2025	497
500	(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 01/24/2039 (aa)	480
500	(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/2028 (aa)	498
300	(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)	304
1,000	5.50%, 09/13/2025	1,094
320	6.63%, 06/15/2032	394
1,000	Discover Bank, 3.35%, 02/06/2023	993
	HSBC Holdings plc, (United Kingdom),
1,000	2.65%, 01/05/2022	974
750	3.60%, 05/25/2023	754
500	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	502
400	4.25%, 03/14/2024	405

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	81

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
750	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.67%, 07/25/2022	729
1,000	Mizuho Bank Ltd., (Japan), 2.40%, 03/26/2020 (e)	990
	Mizuho Financial Group, Inc., (Japan),
750	2.84%, 09/13/2026	697
750	2.95%, 02/28/2022	737
	Royal Bank of Scotland Group plc, (United Kingdom),
1,000	(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)	985
1,000	3.88%, 09/12/2023	995
1,000	Santander Holdings USA, Inc., 2.65%, 04/17/2020	993
750	Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	741
	Sumitomo Mitsui Financial Group, Inc., (Japan),
1,000	2.78%, 07/12/2022	977
500	3.54%, 01/17/2028	488
2,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), 2.05%, 03/06/2019 (e)	1,990
750	SunTrust Bank, 3.00%, 02/02/2023	739
750	SunTrust Banks, Inc., 2.70%, 01/27/2022	734
1,500	Toronto-Dominion Bank (The), (Canada), 2.55%, 01/25/2021	1,486
1,000	UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	972
	Wells Fargo & Co.,
1,000	2.63%, 07/22/2022	971
500	3.00%, 02/19/2025	480
1,000	3.07%, 01/24/2023	986
750	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	731
300	3.90%, 05/01/2045	289
1,500	Series N, 2.15%, 01/30/2020	1,479
1,500	Wells Fargo Bank NA, 2.60%, 01/15/2021	1,482

		47,037

	Capital Markets — 4.5%
500	Ameriprise Financial, Inc., 2.88%, 09/15/2026	473
	Bank of New York Mellon Corp. (The),
750	(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	731
500	3.40%, 01/29/2028	489
500	3.55%, 09/23/2021	509
500	Series G, 2.20%, 05/15/2019	499

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
	Blackstone Holdings Finance Co. LLC,
300	4.00%, 10/02/2047 (e)	284
300	4.45%, 07/15/2045 (e)	306
500	Brookfield Finance, Inc., (Canada), 3.90%, 01/25/2028	487
1,000	Cboe Global Markets, Inc., 3.65%, 01/12/2027	988
500	CME Group, Inc., 3.00%, 03/15/2025	488
	Credit Suisse AG, (Switzerland),
700	3.00%, 10/29/2021	696
1,000	3.63%, 09/09/2024	997
500	Credit Suisse Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)	486
300	Credit Suisse USA, Inc., (Switzerland), 7.13%, 07/15/2032	396
	Deutsche Bank AG, (Germany),
1,000	2.70%, 07/13/2020	986
1,500	3.15%, 01/22/2021	1,486
500	3.38%, 05/12/2021	497
1,000	3.95%, 02/27/2023	999
750	E*TRADE Financial Corp., 2.95%, 08/24/2022	731
	Goldman Sachs Group, Inc. (The),
1,000	2.30%, 12/13/2019	992
750	2.75%, 09/15/2020	745
500	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	487
500	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	482
500	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	487
750	(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 04/23/2029 (aa)	732
1,000	3.85%, 07/08/2024	1,007
1,000	3.85%, 01/26/2027	987
400	(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)	386
500	4.25%, 10/21/2025	504
300	5.15%, 05/22/2045	324
1,530	6.15%, 04/01/2018	1,535
750	Jefferies Group LLC, 4.15%, 01/23/2030	712
400	Lazard Group LLC, 3.75%, 02/13/2025	396
	Lehman Brothers Holdings, Inc.,
1,350	0.00%, 08/21/2009 (d)	55
850	0.00%, 05/25/2049 (d)	35
3,795	5.86%, 12/31/2049 (d) (bb)	—	(h)
500	Macquarie Bank Ltd., (Australia), 2.60%, 06/24/2019 (e)	499

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
	Moody’s Corp.,
750	2.63%, 01/15/2023 (e)	724
500	2.75%, 07/15/2019	500
	Morgan Stanley,
500	2.38%, 07/23/2019	498
1,500	3.70%, 10/23/2024	1,499
750	(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/2029 (aa)	734
500	3.95%, 04/23/2027	492
500	(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)	487
500	4.00%, 07/23/2025	506
395	5.50%, 01/26/2020	414
560	6.63%, 04/01/2018	562
300	Neuberger Berman Group LLC, 4.88%, 04/15/2045 (e)	288
500	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	481
500	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	497
500	Thomson Reuters Corp., (Canada), 3.85%, 09/29/2024	502
1,000	UBS AG, (Switzerland), 2.20%, 06/08/2020 (e)	984

		32,061

	Consumer Finance — 4.9%
500	AerCap Ireland Capital DAC, (Netherlands), 3.30%, 01/23/2023	489
	Ally Financial, Inc.,
30	3.25%, 11/05/2018	30
500	4.13%, 03/30/2020	505
130	4.25%, 04/15/2021	131
395	4.63%, 03/30/2025	397
40	4.75%, 09/10/2018	40
	American Express Co.,
750	2.50%, 08/01/2022	725
750	3.00%, 10/30/2024	723
750	3.40%, 02/27/2023	748
	American Express Credit Corp.,
1,000	1.70%, 10/30/2019	984
1,000	1.88%, 11/05/2018	998
1,000	2.25%, 08/15/2019	994
750	2.38%, 05/26/2020	742
750	3.30%, 05/03/2027	729
1,000	American Honda Finance Corp., 2.45%, 09/24/2020	990

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
	Capital One Financial Corp.,
1,000	2.50%, 05/12/2020	988
1,000	3.05%, 03/09/2022	982
500	3.20%, 01/30/2023	490
750	3.30%, 10/30/2024	728
500	3.75%, 07/28/2026	478
500	3.80%, 01/31/2028	485
	Caterpillar Financial Services Corp.,
500	2.00%, 03/05/2020	493
500	2.85%, 06/01/2022	497
	Discover Financial Services,
1,000	3.95%, 11/06/2024	998
500	4.10%, 02/09/2027	495
	Ford Motor Credit Co. LLC,
500	2.24%, 06/15/2018	500
1,000	2.43%, 06/12/2020	982
1,000	2.60%, 11/04/2019	993
750	2.98%, 08/03/2022	726
750	3.10%, 05/04/2023	721
750	3.22%, 01/09/2022	738
500	3.81%, 01/09/2024	493
500	4.38%, 08/06/2023	511
	General Motors Financial Co., Inc.,
1,000	2.40%, 04/10/2018	1,000
1,250	3.15%, 01/15/2020	1,252
1,000	3.15%, 06/30/2022	977
750	3.85%, 01/05/2028	713
1,000	4.00%, 01/15/2025	991
	Harley-Davidson Financial Services, Inc.,
750	2.15%, 02/26/2020 (e)	738
1,000	2.40%, 06/15/2020 (e)	987
1,000	3.35%, 02/15/2023 (e)	994
	HSBC USA, Inc.,
1,500	2.35%, 03/05/2020	1,483
500	2.38%, 11/13/2019	496
500	Hyundai Capital Services, Inc., (South Korea), 3.00%, 03/06/2022 (e)	487
	John Deere Capital Corp.,
500	2.05%, 03/10/2020	496
500	2.65%, 06/24/2024	482
500	3.35%, 06/12/2024	501
	Synchrony Financial,
1,000	2.70%, 02/03/2020	993
500	4.25%, 08/15/2024	504
500	Toyota Motor Credit Corp., 2.75%, 05/17/2021	499

		35,116

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	83

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — 0.4%
400	Berkshire Hathaway, Inc., 3.75%, 08/15/2021	413
842	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	827
750	Shell International Finance BV, (Netherlands), 3.25%, 05/11/2025	740
	Siemens Financieringsmaatschappij NV, (Germany),
500	3.13%, 03/16/2024 (e)	495
300	4.20%, 03/16/2047 (e)	312

		2,787

	Insurance — 1.5%
	Aflac, Inc.,
500	3.25%, 03/17/2025	491
400	3.63%, 06/15/2023	407
	Allstate Corp. (The),
500	3.28%, 12/15/2026	489
400	5.55%, 05/09/2035	469
	American International Group, Inc.,
500	3.88%, 01/15/2035	473
500	4.13%, 02/15/2024	513
500	4.50%, 07/16/2044	496
275	Aon plc, 4.25%, 12/12/2042	265
500	Chubb INA Holdings, Inc., 3.15%, 03/15/2025	488
	Lincoln National Corp.,
500	3.80%, 03/01/2028	496
250	4.00%, 09/01/2023	257
300	7.00%, 06/15/2040	401
400	Marsh & McLennan Cos., Inc., 4.20%, 03/01/2048	399
	MetLife, Inc.,
500	3.60%, 04/10/2024	502
300	4.05%, 03/01/2045	290
500	Metropolitan Life Global Funding I, 3.00%, 09/19/2027 (e)	474
750	New York Life Global Funding, 1.95%, 02/11/2020 (e)	739
1,000	Nuveen Finance LLC, 4.13%, 11/01/2024 (e)	1,030
500	Prudential Financial, Inc., 3.50%, 05/15/2024	503
350	Travelers Cos., Inc. (The), 4.00%, 05/30/2047	347
500	Willis North America, Inc., 3.60%, 05/15/2024	497
500	XLIT Ltd., (Bermuda), 4.45%, 03/31/2025	505

		10,531

	Total Financials	127,532

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care — 4.7%
	Biotechnology — 0.4%
500	AbbVie, Inc., 4.30%, 05/14/2036	504
1,000	Amgen, Inc., 4.40%, 05/01/2045	992
	Celgene Corp.,
400	2.25%, 05/15/2019	398
500	2.88%, 08/15/2020	499
500	Gilead Sciences, Inc., 3.50%, 02/01/2025	498

		2,891

	Health Care Equipment & Supplies — 0.5%
	Abbott Laboratories,
500	2.95%, 03/15/2025	477
500	3.40%, 11/30/2023	499
1,000	Becton Dickinson and Co., 2.40%, 06/05/2020	984
250	Boston Scientific Corp., 4.13%, 10/01/2023	257
550	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	533
255	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	264
500	Medtronic, Inc., 2.50%, 03/15/2020	497

		3,511

	Health Care Providers & Services — 2.1%
80	Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	82
500	Aetna, Inc., 3.50%, 11/15/2024	490
451	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	428
300	AmerisourceBergen Corp., 4.25%, 03/01/2045	279
750	Cardinal Health, Inc., 1.95%, 06/15/2018	749
500	DaVita, Inc., 5.00%, 05/01/2025	490
410	Encompass Health Corp., 5.75%, 11/01/2024	416
750	Express Scripts Holding Co., 2.25%, 06/15/2019	744
	HCA, Inc.,
2,405	5.38%, 02/01/2025	2,445
1,300	7.50%, 02/15/2022	1,438
500	Humana, Inc., 3.95%, 03/15/2027	499
800	Kindred Healthcare, Inc., 8.75%, 01/15/2023	856
500	Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	499
81	LifePoint Health, Inc., 5.50%, 12/01/2021	82
	Quest Diagnostics, Inc.,
1,000	2.70%, 04/01/2019	1,000
500	3.50%, 03/30/2025	494
	Tenet Healthcare Corp.,
250	4.50%, 04/01/2021	251
80	6.75%, 06/15/2023	80
2,339	8.13%, 04/01/2022	2,462

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	UnitedHealth Group, Inc.,
250	4.63%, 07/15/2035	275
500	4.75%, 07/15/2045	551

		14,610

	Life Sciences Tools & Services — 0.1%
750	Agilent Technologies, Inc., 3.05%, 09/22/2026	698

	Pharmaceuticals — 1.6%
101	Allergan Funding SCS, 4.75%, 03/15/2045	100
750	AstraZeneca plc, (United Kingdom), 2.38%, 06/12/2022	727
	Eli Lilly & Co.,
500	3.10%, 05/15/2027	488
300	3.70%, 03/01/2045	289
200	Endo Dac, 6.00%, 07/15/2023 (e)	150
750	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.80%, 03/18/2023	737
	Merck & Co., Inc.,
500	2.75%, 02/10/2025	483
400	4.15%, 05/18/2043	415
1,000	Mylan NV, 3.15%, 06/15/2021	991
826	Pfizer, Inc., 3.00%, 06/15/2023	826
1,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	966
1,300	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 1.70%, 07/19/2019	1,265
	Valeant Pharmaceuticals International, Inc.,
660	5.88%, 05/15/2023 (e)	587
177	6.13%, 04/15/2025 (e)	155
9	6.75%, 08/15/2021 (e)	9
284	7.00%, 03/15/2024 (e)	299
1,125	7.25%, 07/15/2022 (e)	1,094
1,175	7.50%, 07/15/2021 (e)	1,181
46	9.00%, 12/15/2025 (e)	46
750	Zoetis, Inc., 3.45%, 11/13/2020	758

		11,566

	Total Health Care	33,276

	Industrials — 3.5%
	Aerospace & Defense — 0.9%
500	Airbus SE, (France), 3.15%, 04/10/2027 (e)	488
	Boeing Co. (The),
1,000	2.35%, 10/30/2021	987
250	3.50%, 03/01/2045	231
500	3.55%, 03/01/2038	482
450	KLX, Inc., 5.88%, 12/01/2022 (e)	463

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — continued
300	Lockheed Martin Corp., 3.80%, 03/01/2045	282
	Northrop Grumman Corp.,
1,000	3.25%, 08/01/2023	992
250	3.85%, 04/15/2045	235
1,000	Rockwell Collins, Inc., 3.20%, 03/15/2024	980
550	TransDigm, Inc., 6.50%, 05/15/2025	564
	United Technologies Corp.,
750	2.80%, 05/04/2024	718
300	4.15%, 05/15/2045	293

		6,715

	Air Freight & Logistics — 0.3%
	FedEx Corp.,
500	3.40%, 02/15/2028	487
500	4.10%, 02/01/2045	474
1,000	United Parcel Service, Inc., 2.80%, 11/15/2024	964

		1,925

	Airlines — 0.3%
245	Allegiant Travel Co., 5.50%, 07/15/2019	250
170	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	174
1,000	Delta Air Lines, Inc., 2.60%, 12/04/2020	987
	Southwest Airlines Co.,
500	2.75%, 11/06/2019	500
500	3.00%, 11/15/2026	470

		2,381

	Building Products — 0.2%
500	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	483
350	Johnson Controls International plc, 4.50%, 02/15/2047	361
400	Owens Corning, 4.40%, 01/30/2048	374

		1,218

	Commercial Services & Supplies — 0.2%
350	ADT Corp. (The), 3.50%, 07/15/2022	334
	Nielsen Finance LLC,
185	4.50%, 10/01/2020	186
500	5.00%, 04/15/2022 (e)	506
500	Waste Management, Inc., 3.13%, 03/01/2025	489

		1,515

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.75%, 10/01/2022	514

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	85

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrial Conglomerates — 0.1%
	Honeywell International, Inc.,
500	1.85%, 11/01/2021	482
400	2.50%, 11/01/2026	369

		851

	Machinery — 0.3%
500	CNH Industrial Capital LLC, 4.88%, 04/01/2021	519
500	Snap-on, Inc., 3.25%, 03/01/2027	488
1,500	Stanley Black & Decker, Inc., 2.45%, 11/17/2018	1,496

		2,503

	Road & Rail — 0.9%
	Avis Budget Car Rental LLC,
550	5.50%, 04/01/2023	546
200	6.38%, 04/01/2024 (e)	204
500	Burlington Northern Santa Fe LLC, 5.75%, 05/01/2040	614
750	CSX Corp., 3.40%, 08/01/2024	747
	Herc Rentals, Inc.,
104	7.50%, 06/01/2022 (e)	111
107	7.75%, 06/01/2024 (e)	117
	Hertz Corp. (The),
41	5.50%, 10/15/2024 (e)	36
950	6.25%, 10/15/2022	900
550	7.38%, 01/15/2021	547
82	7.63%, 06/01/2022 (e)	84
	Norfolk Southern Corp.,
500	3.15%, 06/01/2027	479
500	4.15%, 02/28/2048	490
500	Penske Truck Leasing Co. LP, 3.38%, 02/01/2022 (e)	500
500	Ryder System, Inc., 2.65%, 03/02/2020	498
250	Union Pacific Corp., 3.38%, 02/01/2035	240

		6,113

	Trading Companies & Distributors — 0.2%
500	Air Lease Corp., 3.25%, 03/01/2025	479
750	International Lease Finance Corp., 6.25%, 05/15/2019	778

		1,257

	Total Industrials	24,992

	Information Technology — 4.5%
	Communications Equipment — 0.4%
	Cisco Systems, Inc.,
1,000	2.20%, 09/20/2023	955
300	5.50%, 01/15/2040	374

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Communications Equipment — continued
250	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	258
1,500	CommScope, Inc., 5.50%, 06/15/2024 (e)	1,528

		3,115

	Electronic Equipment, Instruments & Components — 0.1%
500	Arrow Electronics, Inc., 4.00%, 04/01/2025	496

	Internet Software & Services — 0.8%
	Alibaba Group Holding Ltd., (China),
1,000	2.50%, 11/28/2019	995
500	4.00%, 12/06/2037	475
	Alphabet, Inc.,
500	2.00%, 08/15/2026	454
400	3.38%, 02/25/2024	408
	Baidu, Inc., (China),
1,000	2.88%, 07/06/2022	973
500	3.25%, 08/06/2018	501
650	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	677
500	eBay, Inc., 3.60%, 06/05/2027	484
	Zayo Group LLC,
210	5.75%, 01/15/2027 (e)	211
750	6.00%, 04/01/2023	779

		5,957

	IT Services — 0.6%
914	First Data Corp., 5.75%, 01/15/2024 (e)	930
750	International Business Machines Corp., 1.88%, 08/01/2022	711
	Mastercard, Inc.,
500	2.95%, 11/21/2026	482
500	3.95%, 02/26/2048	504
	Visa, Inc.,
1,000	2.15%, 09/15/2022	962
350	4.15%, 12/14/2035	369

		3,958

	Semiconductors & Semiconductor Equipment — 1.2%
1,325	Amkor Technology, Inc., 6.38%, 10/01/2022	1,363
1,000	Broadcom Corp., 3.63%, 01/15/2024	976
	Intel Corp.,
1,000	2.45%, 07/29/2020	997
1,000	2.88%, 05/11/2024	977
875	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	897
50	Microsemi Corp., 9.13%, 04/15/2023 (e)	55

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	QUALCOMM, Inc.,
1,000	2.60%, 01/30/2023	952
1,000	3.45%, 05/20/2025	969
910	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	965

		8,151

	Software — 0.9%
250	Activision Blizzard, Inc., 2.60%, 06/15/2022	242
750	Adobe Systems, Inc., 3.25%, 02/01/2025	743
250	CA, Inc., 4.50%, 08/15/2023	258
500	Infor Software Parent LLC, 7.13%, (cash), 05/01/2021 (e) (v)	509
1,165	Infor US, Inc., 6.50%, 05/15/2022	1,191
	Microsoft Corp.,
1,000	2.88%, 02/06/2024	984
350	4.00%, 02/12/2055	349
500	4.10%, 02/06/2037	526
	Oracle Corp.,
500	2.80%, 07/08/2021	499
300	3.25%, 05/15/2030	289
500	3.40%, 07/08/2024	501
300	3.80%, 11/15/2037	297
300	4.38%, 05/15/2055	313

		6,701

	Technology Hardware, Storage & Peripherals — 0.5%
750	Apple, Inc., 2.50%, 02/09/2025	708
475	Dell International LLC, 6.02%, 06/15/2026 (e)	508
435	EMC Corp., 1.88%, 06/01/2018	434
1,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	1,037
883	Western Digital Corp., 7.38%, 04/01/2023 (e)	960
200	Xerox Corp., 4.07%, 03/17/2022	201

		3,848

	Total Information Technology	32,226

	Materials — 1.7%
	Chemicals — 1.0%
500	Ashland LLC, 4.75%, 08/15/2022	511
750	Chevron Phillips Chemical Co. LLC, 3.30%, 05/01/2023 (e)	751
	Dow Chemical Co. (The),
500	3.50%, 10/01/2024	497
500	4.13%, 11/15/2021	518
250	4.38%, 11/15/2042	250
930	Hexion, Inc., 6.63%, 04/15/2020	865

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
	Huntsman International LLC,
700	4.88%, 11/15/2020	716
150	5.13%, 11/15/2022	155
200	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	203
	LyondellBasell Industries NV,
250	4.63%, 02/26/2055	245
500	6.00%, 11/15/2021	544
	Monsanto Co.,
500	3.38%, 07/15/2024	496
400	4.20%, 07/15/2034	400
750	PPG Industries, Inc., 3.20%, 03/15/2023	747
105	PQ Corp., 6.75%, 11/15/2022 (e)	111
283	Reichhold Industries, Inc., 11.03%, 05/01/2018 (d) (e) (bb)	—
500	Sherwin-Williams Co. (The), 2.75%, 06/01/2022	487

		7,496

	Containers & Packaging — 0.3%
500	Bemis Co., Inc., 3.10%, 09/15/2026	468
185	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	187
385	International Paper Co., 7.30%, 11/15/2039	517
	Reynolds Group Issuer, Inc.,
785	5.75%, 10/15/2020	796
110	7.00%, 07/15/2024 (e)	116

		2,084

	Metals & Mining — 0.3%
200	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	214
930	AngloGold Ashanti Holdings plc, (South Africa), 5.38%, 04/15/2020	961
1,005	Gold Fields Orogen Holdings BVI Ltd., (South Africa), 4.88%, 10/07/2020 (e)	1,023
99	Zekelman Industries, Inc., 9.88%, 06/15/2023 (e)	109

		2,307

	Paper & Forest Products — 0.1%
500	Georgia-Pacific LLC, 3.16%, 11/15/2021 (e)	502

	Total Materials	12,389

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
500	2.80%, 06/01/2020	497

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	87

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
500	3.45%, 09/15/2021	503
500	3.55%, 07/15/2027	475
500	AvalonBay Communities, Inc., 3.45%, 06/01/2025	498
	Boston Properties LP,
500	2.75%, 10/01/2026	463
250	3.20%, 01/15/2025	242
525	CoreCivic, Inc., 4.63%, 05/01/2023	523
1,000	Crown Castle International Corp., 3.15%, 07/15/2023	977
	GEO Group, Inc. (The),
400	5.13%, 04/01/2023	398
215	5.88%, 01/15/2022	221
230	5.88%, 10/15/2024	232
97	Iron Mountain, Inc., 5.75%, 08/15/2024	97
350	Kimco Realty Corp., 4.25%, 04/01/2045	329
200	RHP Hotel Properties LP, 5.00%, 04/15/2023	201
500	Uniti Group LP, 8.25%, 10/15/2023	466
67	VICI Properties 1 LLC, 8.00%, 10/15/2023	75

	Total Real Estate	6,197

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.5%
	AT&T, Inc.,
1,000	2.85%, 02/14/2023	995
750	3.20%, 03/01/2022	746
600	3.90%, 03/11/2024	605
500	3.95%, 01/15/2025	500
500	4.50%, 05/15/2035	483
300	5.15%, 02/14/2050	299
850	5.35%, 09/01/2040	880
300	6.00%, 08/15/2040	333
	CCO Holdings LLC,
665	5.13%, 05/01/2023 (e)	677
245	5.50%, 05/01/2026 (e)	245
345	5.88%, 04/01/2024 (e)	357
700	CenturyLink, Inc., Series T, 5.80%, 03/15/2022	690
1,000	Deutsche Telekom International Finance BV, (Germany), 2.23%, 01/17/2020 (e)	989
740	Frontier Communications Corp., 11.00%, 09/15/2025	580
241	GCI, Inc., 6.75%, 06/01/2021	245
	Intelsat Jackson Holdings SA, (Luxembourg),
1,431	5.50%, 08/01/2023	1,184
466	7.25%, 10/15/2020	434
384	7.50%, 04/01/2021	349

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
	Level 3 Financing, Inc.,
151	5.38%, 01/15/2024	150
750	5.63%, 02/01/2023	758
675	SFR Group SA, (France), 6.00%, 05/15/2022 (e)	657
730	Sprint Capital Corp., 8.75%, 03/15/2032	792
	Verizon Communications, Inc.,
514	3.38%, 02/15/2025	503
500	4.13%, 03/16/2027	508
1,000	4.15%, 03/15/2024	1,030
577	4.27%, 01/15/2036	553
500	4.40%, 11/01/2034	491
500	4.50%, 08/10/2033	502
500	5.01%, 04/15/2049	507
1,183	Windstream Services LLC, 8.75%, 12/15/2024 (e)	757

		17,799

	Wireless Telecommunication Services — 0.7%
675	America Movil SAB de CV, (Mexico), 5.00%, 03/30/2020	701
	Sprint Communications, Inc.,
49	9.00%, 11/15/2018 (e)	51
306	11.50%, 11/15/2021	361
	Sprint Corp.,
900	7.63%, 02/15/2025	900
2,450	7.88%, 09/15/2023	2,536
120	T-Mobile USA, Inc., 6.38%, 03/01/2025	126

		4,675

	Total Telecommunication Services	22,474

	Utilities — 2.6%
	Electric Utilities — 1.5%
300	AEP Transmission Co. LLC, 3.75%, 12/01/2047 (e)	289
300	Alabama Power Co., 3.75%, 03/01/2045	292
300	Appalachian Power Co., 6.38%, 04/01/2036	374
300	Commonwealth Edison Co., 3.70%, 03/01/2045	286
300	DTE Electric Co., 3.70%, 03/15/2045	290
	Duke Energy Carolinas LLC,
300	3.75%, 06/01/2045	290
435	6.00%, 01/15/2038	558
	Duke Energy Corp.,
750	1.80%, 09/01/2021	717
500	2.65%, 09/01/2026	459
750	Enel Finance International NV, (Italy), 2.88%, 05/25/2022 (e)	736

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
535	Entergy Arkansas, Inc., 3.75%, 02/15/2021	546
500	Eversource Energy, Series M, 3.30%, 01/15/2028	484
500	Gulf Power Co., Series A, 3.30%, 05/30/2027	486
500	MidAmerican Energy Co., 3.10%, 05/01/2027	484
1,010	Nevada Power Co., 7.13%, 03/15/2019	1,057
500	NSTAR Electric Co., 3.20%, 05/15/2027	486
500	Pacific Gas & Electric Co., 3.30%, 03/15/2027	473
250	Potomac Electric Power Co., 4.15%, 03/15/2043	257
500	Public Service Electric & Gas Co., 3.00%, 05/15/2027	481
	Xcel Energy, Inc.,
500	3.35%, 12/01/2026	490
730	4.70%, 05/15/2020	752

		10,287

	Gas Utilities — 0.1%
500	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	471
500	Korea Gas Corp., (South Korea), 2.88%, 07/29/2018 (e)	500

		971

	Independent Power and Renewable Electricity Producers — 0.2%
700	AES Corp., 4.88%, 05/15/2023	706
81	Calpine Corp., 5.25%, 06/01/2026 (e)	78
700	NRG Energy, Inc., 6.63%, 01/15/2027	723

		1,507

	Multi-Utilities — 0.7%
500	Berkshire Hathaway Energy Co., 3.80%, 07/15/2048 (e)	476
	Consolidated Edison Co. of New York, Inc.,
250	4.45%, 03/15/2044	267
350	4.63%, 12/01/2054	377
	Dominion Energy, Inc.,
1,000	2.58%, 07/01/2020	988
250	4.70%, 12/01/2044	262
630	5.20%, 08/15/2019	651
250	Series C, 4.90%, 08/01/2041	268
300	DTE Energy Co., Series C, 3.50%, 06/01/2024	299
	NiSource, Inc.,
500	3.49%, 05/15/2027	490
97	6.80%, 01/15/2019	100
500	Sempra Energy, 3.80%, 02/01/2038	474

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — continued
560	TECO Finance, Inc., 5.15%, 03/15/2020	582

		5,234

	Water Utilities — 0.1%
500	Aquarion Co., 4.00%, 08/15/2024 (e)	514
209	Core & Main LP, 6.13%, 08/15/2025 (e)	207

		721

	Total Utilities	18,720

	Total Corporate Bonds (Cost $392,483)	385,970

Foreign Government Securities — 0.2%
750	Export-Import Bank of Korea, (South Korea), 2.25%, 01/21/2020	738
1,000	Israel Government AID Bond, (Israel), 3.25%, 01/17/2028	969

	Total Foreign Government Securities (Cost $1,742)	1,707

Mortgage-Backed Securities — 25.4%
10	FHLMC Gold Pools, 20 Year, Single Family, 6.00%, 01/01/2029	11
	FHLMC Gold Pools, 30 Year, Single Family,
11,000	TBA, 3.00%, 09/15/2044 (w)	10,654
21,600	TBA, 3.50%, 06/15/2044 (w)	21,576
13,000	TBA, 4.00%, 03/15/2048 (w)	13,318
2,000	TBA, 4.50%, 03/15/2048 (w)	2,095
521	6.00%, 02/01/2036 - 08/01/2038	584
3	7.00%, 12/01/2025 - 02/01/2026	3
21	7.50%, 10/01/2026 - 02/01/2027	22
8	8.00%, 05/01/2026 - 07/01/2026	10
	FNMA, 15 Year, Single Family,
6,300	TBA, 2.50%, 04/25/2029 (w)	6,145
7,600	TBA, 3.00%, 02/25/2029 (w)	7,568
5,100	TBA, 3.50%, 03/25/2033 (w)	5,186
	FNMA, 30 Year, Single Family,
16,100	TBA, 3.00%, 05/25/2044 (w)	15,603
19,500	TBA, 3.50%, 03/25/2048 (w)	19,466
10,500	TBA, 4.00%, 09/25/2043 (w)	10,756
6,700	TBA, 4.50%, 04/25/2041 (w)	7,017
2,000	TBA, 5.50%, 08/25/2034 (w)	2,172
8,404	4.00%, 05/01/2045 - 06/01/2045	8,723
367	6.00%, 05/01/2037	410
122	6.50%, 07/01/2029 - 03/01/2035	141
45	7.00%, 02/01/2035 - 03/01/2035	51
5	7.50%, 03/01/2035	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	89

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
145		GNMA I, 30 Year, Single Family, 7.00%, 09/15/2031	166
		GNMA, 30 Year, Single Family,
11,350		TBA, 3.00%, 11/15/2042 (w)	11,099
15,900		TBA, 3.50%, 04/15/2042 (w)	15,955
14,700		TBA, 4.00%, 06/15/2041 (w)	15,100
4,300		TBA, 5.00%, 03/15/2047 (w)	4,539
2,400		TBA, 6.00%, 11/15/2034 (w)	2,662

		Total Mortgage-Backed Securities (Cost $181,516)	181,037

U.S. Government Agency Securities — 14.1%
		FHLB,
2,600		1.75%, 06/12/2020	2,564
1,500		2.88%, 09/13/2024	1,496
35,000		DN, 1.37%, 03/14/2018 (n)	34,981
20,000		DN, 1.40%, 03/26/2018 (n)	19,980
35,000		DN, 1.60%, 05/02/2018 (n)	34,899
		FNMA,
5,000		0.88%, 05/21/2018	4,991
2,000		1.88%, 09/24/2026	1,821

		Total U.S. Government Agency Securities (Cost $101,037)	100,732

U.S. Treasury Obligations — 5.5%
		U.S. Treasury Bonds,
7,847		2.25%, 08/15/2046	6,546
3,600		2.75%, 11/15/2042	3,377
4,940		2.75%, 08/15/2047	4,576
5,975		2.75%, 11/15/2047	5,536
6,000		2.88%, 08/15/2045	5,720
6,370		3.38%, 05/15/2044	6,661
4,865		3.88%, 08/15/2040	5,500
1,300		4.50%, 02/15/2036	1,576

		Total U.S. Treasury Obligations (Cost $41,380)	39,492

SHARES
Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Hotels, Restaurants & Leisure — 0.0% (g)
14		Caesars Entertainment Corp. (a)	176

		Materials — 0.1%
		Chemicals — 0.1%
—	(h)	Reichhold, Inc. (a) (bb)	408

		Real Estate — 0.1%
		Equity Real Estate Investment Trusts (REITs) — 0.1%
24		VICI Properties, Inc. (a)	462

		Total Common Stocks (Cost $720)	1,046

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 0.2% (cc)
	Consumer Discretionary — 0.1%
	Distributors — 0.0% (g)
32	Univar, Inc., 1st Lien Term Loan B-3, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 07/01/2024 (aa)	32

	Media — 0.0% (g)
139	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 08/18/2023 (aa)	140
100	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 9.15%, 08/18/2024 (aa)	102

		242

	Specialty Retail — 0.1%
64	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, (ICE LIBOR USD 3 Month + 3.00%), 4.77%, 01/26/2023 (aa)	45
211	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 03/11/2022 (aa)	172
80	Staples, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.79%, 09/12/2024 (aa) ^	79

		296

	Total Consumer Discretionary	570

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
300	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.95%, 08/25/2023 (aa)	273
106	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 5.20%, 12/31/2023 (aa)	106

	Total Energy	379

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
106	AirMedical Group Holdings, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 4.83%, 09/26/2024 (aa) ^	107

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
57	American Commercial Lines, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 8.75%), 10.40%, 11/12/2020 (aa) ^	33

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
		Information Technology — 0.0% (g)
		Internet Software & Services — 0.0% (g)
44		Rackspace Hosting, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.79%, 11/03/2023 (aa)	44

		Total Loan Assignments (Cost $1,200)	1,133

Options Purchased — 0.0% (g)
		Call Options— 0.0% (g)
		Foreign Exchange Currency Options — 0.0% (g)
829		Foreign Exchange KRW/USD 03/02/2018 at USD 1,242.30, Vanilla, American Style (a) Notional Amount: USD 829 Counterparty: Goldman Sachs International	—
829		Foreign Exchange KRW/USD 03/02/2018 at USD 1,245.00, Vanilla, American Style (a) Notional Amount: USD 829 Counterparty: Goldman Sachs International	—
2,053		Foreign Exchange KRW/USD 10/23/2018 at USD 1,170.50, Vanilla, American Style (a) Notional Amount: USD 2,053 Counterparty: Goldman Sachs International	22

		Total Call Options Purchased	22

		Put Options— 0.0% (g)
		Foreign Exchange Currency Options — 0.0% (g)
829		Foreign Exchange KRW/USD 03/02/2018 at USD 1,080.70, Vanilla, American Style (a) Notional Amount: USD 829 Counterparty: Goldman Sachs International	1
829		Foreign Exchange KRW/USD 03/02/2018 at USD 1,085.00, Vanilla, American Style (a) Notional Amount: USD 829 Counterparty: Goldman Sachs International	2

		Total Put Options Purchased	3

		Total Options Purchased (Cost $75)	25

NUMBER OF WARRANTS
Warrants — 0.0%
		Industrials — 0.0%
		Road & Rail — 0.0%
—	(h)	Jack Cooper Enterprises, Inc., expiring 10/29/2027 (Strike Price $1.00) (a) (bb) (Cost $—)	—

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 21.7%
	Certificates of Deposit — 7.3%
10,000	Bank of Montreal, (Canada), 1.71%, 03/19/2018	10,000
8,000	Bank of Tokyo-Mitsubishi Ltd., (Japan), 1.46%, 03/16/2018	7,999
5,000	BNP Paribas SA, (France), (ICE LIBOR USD 1 Month + 0.20%), 1.80%, 07/23/2018 (aa)	5,001
5,000	Cooperatieve Rabobank UA, (Netherlands), (ICE LIBOR USD 1 Month + 0.14%), 1.73%, 06/20/2018 (aa)	5,000
11,000	Credit Agricole Corporate and Investment Bank, (France), (ICE LIBOR USD 1 Month + 0.17%), 1.75%, 05/08/2018 (aa)	11,004
10,000	Mizuho Bank Ltd., (Japan), 1.97%, 05/25/2018	9,998
3,000	Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.23%), 1.81%, 10/16/2018 (aa)	3,000

	Total Certificates of Deposit (Cost $52,000)	52,002

	Commercial Paper — 6.0% (n)
5,000	Bedford Row Funding Corp., (ICE LIBOR USD 1 Month + 0.24%), 1.86%, 11/20/2018 (aa)	4,999
4,000	HSBC Bank plc, (United Kingdom), 1.76%, 08/06/2018	4,000
10,000	Kells Funding LLC, 1.41%, 03/05/2018 (e)	9,998
10,000	Macquarie Bank Ltd., (Australia), 2.03%, 05/16/2018	9,958
6,000	Old Line Funding LLC, 1.75%, 05/21/2018 (e)	6,001
3,000	Ridgefield Funding Co. LLC, 1.53%, 03/02/2018 (e)	3,000
5,000	Standard Chartered Bank, (United Kingdom), 1.61%, 04/26/2018	4,986

	Total Commercial Paper (Cost $42,944)	42,942

	Repurchase Agreements — 0.8%
1,800	Citigroup Global Markets Holdings, Inc., 2.27%, dated 02/28/2018, due 07/18/2018, repurchase price $1,816, collateralized by U.S. Treasury Note, 1.63%, due 11/30/2020 with the value of $1,836.	1,800
1,800	Citigroup Global Markets Holdings, Inc., 2.27%, dated 02/28/2018, due 07/18/2018, repurchase price $1,816, collateralized by Asset-Backed Securities, 3.41%, due 10/25/2057, with the value of $1,980.	1,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	91

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — continued
	Repurchase Agreements — continued
2,000	Merrill Lynch PFS, Inc., 1.90%, dated 02/28/2018, due 04/17/2018, repurchase price $2,005, collateralized by Municipal Bonds, 8.25%, due 07/01/2024, with the value of $2,160.	2,000

	Total Repurchase Agreements (Cost $5,600)	5,600

	U.S. Treasury Obligations— 0.3%
	U.S. Treasury Bills,
1,165	1.34%, 03/01/2018 (n)	1,165
960	1.42%, 05/24/2018 (k) (n)	957
180	1.79%, 09/13/2018 (k) (n)	178

	Total U.S. Treasury Obligations (Cost $2,300)	2,300

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 7.3%
52,047	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25%(b) (l) (Cost $52,047)	52,047

	Total Short-Term Investments (Cost $154,891)	154,891

	Total Investments — 123.7% (Cost $891,309)	882,864
	Liabilities in Excess of Other Assets — (23.7)%	(168,980)

	NET ASSETS — 100.0%	$713,884

Percentages indicated are based on net assets.

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	139	06/2018	USD	16,691	16
U.S. Treasury Long Bond	45	06/2018	USD	6,457	13
U.S. Treasury Ultra Bond	56	06/2018	USD	8,731	17
3 Month Eurodollar	2	09/2018	USD	488	(2)
3 Month Euro Euribor	219	06/2019	EUR	66,862	35
3 Month Euro Euribor	131	09/2019	EUR	39,945	18
3 Month Eurodollar	91	12/2019	USD	22,102	(15)

					82

Short Contracts
Euro-Bobl	(276)	06/2018	EUR	(43,854)	(27)
U.S. Treasury 10 Year Note	(8)	06/2018	USD	(961)	(2)
U.S. Treasury 2 Year Note	(321)	06/2018	USD	(68,202)	8
U.S. Treasury 5 Year Note	(88)	06/2018	USD	(10,027)	(6)
3 Month Eurodollar	(88)	12/2020	USD	(21,357)	9
3 Month Euro Euribor	(219)	06/2021	EUR	(66,267)	3
3 Month Euro Euribor	(131)	09/2021	EUR	(39,600)	(18)

					(33)

					49

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Forward foreign currency exchange contracts outstanding as of February 28, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CHF	275	USD	280	Standard Chartered Bank	03/21/2018	12
USD	277	CAD	351	National Australia Bank Ltd.	03/21/2018	3
USD	634	EUR	507	TD Bank Financial Group	04/12/2018	13
USD	302	KRW	322,225	BNP Paribas**	07/23/2018	4

Total unrealized appreciation						32

CAD	351	USD	286	Deutsche Bank AG	03/21/2018	(12)
USD	289	CHF	275	Standard Chartered Bank	03/21/2018	(3)
EUR	253	USD	317	Royal Bank of Canada	04/12/2018	(7)
EUR	507	USD	632	State Street Corp.	04/12/2018	(12)
EUR	801	USD	988	TD Bank Financial Group	04/12/2018	(8)
INR	18,593	USD	285	Goldman Sachs International**	07/23/2018	(5)

Total unrealized depreciation						(47)

Net unrealized depreciation						(15)

Over the Counter (“OTC”) Credit default swap contracts outstanding — buy protection(1) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)	UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.54	USD 40	7	(5)	2
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.54	USD 60	12	(8)	4
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	05/25/2046	0.54	USD 60	18	(15)	3
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.54	USD 30	8	(7)	1
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.54	USD 60	15	(12)	3
CDX.EM.28-V2	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.21	USD 5,650	213	(174)	39
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	05/11/2063	3.18	USD 80	(1)	5	4
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	05/11/2063	3.18	USD 90	(1)	5	4
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.18	USD 90	(2)	6	4
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.18	USD 90	(1)	6	5
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	05/11/2063	3.18	USD 80	(1)	5	4
CMBX.NA.AA.3	0.27	Monthly	Barclays Bank plc	12/13/2049	91.45	USD 260	148	(59)	89
CMBX.NA.AA.3	0.27	Monthly	Morgan Stanley	12/13/2049	91.45	USD 140	81	(33)	48
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	02/17/2051	61.51	USD 180	153	(139)	14
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	02/17/2051	61.51	USD 210	168	(152)	16
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	BNP Paribas	12/20/2022	1.67	USD 2,870	105	(26)	79
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.06	USD 3,360	18	(17)	1

							940	(620)	320

People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.55	USD 3,820	(62)	(22)	(84)

							(62)	(22)	(84)

							878	(642)	236

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	93

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

OTC Credit default swap contracts outstanding — sell protection(2) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)	UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.A.3	0.62	Monthly	Barclays Bank plc	12/13/2049	74.42	USD 260	(181)	121	(60)
CMBX.NA.A.3	0.62	Monthly	Morgan Stanley	12/13/2049	74.42	USD 140	(98)	65	(33)

							(279)	186	(93)

Centrally Cleared Credit default swap contracts outstanding — buy protection(1) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)	UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.31	USD 1,450	(99)	(15)	(114)
CDX.NA.IG.25-V1	1.00	Quarterly	12/20/2020	0.33	USD 7,000	(126)	(16)	(142)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	0.56	USD 4,940	(96)	(12)	(108)
iTraxx Europe 28.1	1.00	Quarterly	12/20/2022	0.52	EUR 4,740	(110)	(32)	(142)

						(431)	(75)	(506)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

OTC Total return swap contracts outstanding as of February 28, 2018:

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	FREQUENCY OF PAYMENTS MADE/RECEIVED	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011) (bb)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	01/12/2042	USD	780	—	— (h)
IOS Index 4.00% 30 year Fannie Mae Pools (2011) (bb)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	01/12/2042	USD	1,540	—	(1)
IOS Index 4.00% 30 year Fannie Mae Pools (2011) (bb)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	01/12/2042	USD	920	—	(1)
IOS Index 5.00% 30 year Fannie Mae Pools (2010) (bb)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	01/12/2041	USD	2,020	—	(1)
IOS Index 5.00% 30 year Fannie Mae Pools (2010) (bb)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	01/12/2041	USD	704	—	— (h)

								—	(3)

Written Call Options Contracts as of February 28, 2018:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE ($)
Mid-Curve 1-Year Eurodollar	Exchange Traded	160	US	D40,000	US	D98.13	03/16/2018	(1)

								(1)

Written Put Options Contracts as of February 28, 2018:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE ($)
Foreign Exchange KRW/USD	Goldman Sachs International.	829,000	USD	829	KRW	1,080.70	03/02/2018	(1)
Foreign Exchange KRW/USD	Goldman Sachs International	829,000	USD	829	KRW	1,085.00	03/02/2018	(2)
Foreign Exchange KRW/USD	Goldman Sachs International	2,053,000	USD	2,053	KRW	1,020.00	10/23/2018	(16)

Total Written Options Contracts (Premiums Received $61)								(19)

Summary of total swap contracts outstanding as of February 28, 2018:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	940	320

Total OTC swap contracts outstanding	940	320

Liabilities
OTC Credit default swap contracts outstanding — buy protection	(62)	(84)
OTC Credit default swap contracts outstanding — sell protection	(279)	(93)
OTC Total return swap contracts outstanding	—	(3)

Total OTC swap contracts outstanding	(341)	(180)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	95

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 12.3%
1,476	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, 2.52%, 09/25/2033 (z) (bb)	1,460
1,950	ACIS CLO Ltd., (Cayman Islands), Series 2017-7A, Class A1, 3.12%, 05/01/2027 (e) (z)	1,961
2,194	AIMCO CLO, (Cayman Islands), Series 2017-AA, Class A, 3.00%, 07/20/2029 (e) (z)	2,210
	American Airlines Pass-Through Trust,
2,686	Series 2013-1, Class A, 4.00%, 07/15/2025	2,720
1,703	Series 2013-2, Class A, 4.95%, 01/15/2023	1,784
	American Credit Acceptance Receivables Trust,
1,680	Series 2017-2, Class D, 3.69%, 06/12/2023 (e)	1,685
1,090	Series 2017-2, Class E, 5.52%, 03/12/2024 (e)	1,111
764	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, 2.75%, 01/25/2034 (z) (bb)	763
179	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, 2.52%, 05/25/2034 (z) (bb)	181
236	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, 3.20%, 10/25/2034 (z) (bb)	236
	Business Jet Securities LLC,
1,280	Series 2018-1, Class A, 4.34%, 02/15/2033 (e)	1,280
2,690	Series 2018-1, Class B, 6.05%, 02/15/2033 (e)	2,690
850	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 07/15/2024	841
813	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, 3.12%, 06/25/2034 (z) (bb)	807
797	CHEC Loan Trust, Series 2004-1, Class A3, 2.62%, 07/25/2034 (z) (bb)	780
	CIFC Funding Ltd., (Cayman Islands),
3,889	Series 2017-1A, Class A, 3.10%, 04/23/2029 (e) (z)	3,911
5,859	Series 2017-2A, Class A, 2.98%, 04/20/2030 (e) (z)	5,912
	CIG Auto Receivables Trust,
1,039	Series 2017-1A, Class A, 2.71%, 05/15/2023 (e)	1,034
600	Series 2017-1A, Class B, 3.81%, 05/15/2023 (e)	592
	Citi Held For Asset Issuance,
1,540	Series 2015-PM2, Class C, 5.96%, 03/15/2022 (e)	1,562

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,660	Series 2015-PM3, Class C, 6.99%, 05/16/2022 (e)	1,703
	CLUB Credit Trust,
1,062	Series 2017-P1, Class A, 2.42%, 09/15/2023 (e)	1,061
2,730	Series 2017-P1, Class B, 3.56%, 09/15/2023 (e)	2,731
1,085	Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	1,083
900	Series 2017-P2, Class B, 3.56%, 01/15/2024 (e) (bb)	899
560	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class B, 3.50%, 01/16/2024 (e)	559
	Continental Airlines Pass-Through Trust,
23	Series 2003-ERJ1, 7.88%, 07/02/2018	24
107	Series 2009-2, Class A, 7.25%, 11/10/2019	114
418	Series 2010-1, Class A, 4.75%, 01/12/2021	432
	Countrywide Asset-Backed Certificates,
1,517	Series 2002-4, Class M1, 2.75%, 12/25/2032 (z) (bb)	1,500
747	Series 2003-3, Class 3A, 2.16%, 11/25/2033 (z) (bb)	707
119	Series 2004-2, Class M1, 2.37%, 05/25/2034 (z) (bb)	119
911	Series 2004-3, Class M1, 2.37%, 06/25/2034 (z) (bb)	885
1,000	Series 2004-ECC2, Class M2, 2.60%, 12/25/2034 (z) (bb)	1,001
5,231	Series 2005-AB3, Class 1A1, 2.12%, 02/25/2036 (z) (bb)	5,155
1,970	CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77%, 04/18/2022 (e)	1,957
2,330	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class C, 3.77%, 06/15/2027 (e)	2,318
144	CWABS, Inc., Series 2004-1, Class M2, 2.45%, 03/25/2034 (z) (bb)	143
302	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M2, 2.63%, 07/25/2034 (z) (bb)	302
109	Delta Air Lines Pass-Through Trust, Series 2009-1, Class A, 7.75%, 12/17/2019	116
	DT Auto Owner Trust,
4,052	Series 2015-1A, Class D, 4.26%, 02/15/2022 (e)	4,092
5,142	Series 2016-1A, Class D, 4.66%, 12/15/2022 (e) (bb)	5,225
790	Series 2017-3A, Class E, 5.60%, 08/15/2024 (e)	803

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,058	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	1,052
303	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.69%, 07/25/2034 (bb)	309
2,535	Exeter Automobile Receivables Trust, Series 2018-1A, Class D, 3.53%, 11/15/2023 (e)	2,504
2,653	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, 2.34%, 08/25/2034 (z) (bb)	2,584
	Flagship Credit Auto Trust,
2,487	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	2,510
1,900	Series 2017-4, Class D, 3.58%, 01/15/2024 (e)	1,895
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1R, 2.89%, 01/17/2026 (e) (z)	15,005
8,560	GMAT Trust, Series 2013-1A, Class M, 5.00%, 11/25/2043 (e) (z) (bb)	7,227
4,719	GoldentTree Loan Management US CLO 1 Ltd., (Cayman Islands), Series 2017-1A, Class A, 2.96%, 04/20/2029 (e) (z)	4,747
4,229	Grippen Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, 3.00%, 01/20/2030 (e) (z)	4,251
4,745	GSAMP Trust, Series 2006-HE3, Class A2C, 1.78%, 05/25/2046 (z)	4,678
2,315	Hero Funding, (Cayman Islands), Series 2017-3A, Class A1, 3.19%, 09/20/2048 (e)	2,279
4,300	LCM XVI LP, (Cayman Islands), Series 16A, Class AR, 2.75%, 07/15/2026 (e) (z)	4,300
	Lendmark Funding Trust,
720	Series 2017-1A, Class C, 5.41%, 12/22/2025 (e)	739
2,538	Series 2017-2A, Class A, 2.80%, 05/20/2026 (e)	2,525
8,292	LV Tower 52 Issuer, Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	8,292
	Marlette Funding Trust,
800	Series 2018-1A, Class B, 3.19%, 03/15/2028 (e)	797
612	Series 2018-1A, Class C, 3.69%, 03/15/2028 (e)	611
3,275	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.74%, 10/15/2040 (e) (bb)	3,711
	Morgan Stanley ABS Capital I, Inc. Trust,
1,348	Series 2004-HE1, Class M1, 2.48%, 01/25/2034 (z) (bb)	1,336

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

117	Series 2004-HE7, Class M2, 2.57%, 08/25/2034 (z) (bb)	118
100	Series 2004-HE7, Class M3, 2.64%, 08/25/2034 (z) (bb)	100
166	Series 2004-HE8, Class M2, 2.64%, 09/25/2034 (z) (bb)	167
131	Series 2004-NC7, Class M3, 2.60%, 07/25/2034 (z) (bb)	129
276	Series 2004-OP1, Class M2, 2.54%, 11/25/2034 (z) (bb)	274
347	Series 2005-NC1, Class M3, 2.39%, 01/25/2035 (z) (bb)	331
8,050	Neuberger Berman CLO XIV Ltd., (Cayman Islands), Series 2013-14A, Class AR, 3.01%, 01/28/2030 (e) (z)	8,112
3,581	Neuberger Berman Loan Advisers CLO 24 Ltd., (Cayman Islands), Series 2017-24A, Class A, 2.97%, 04/19/2030 (e) (z)	3,610
	New Century Home Equity Loan Trust,
70	Series 2004-2, Class M2, 2.55%, 08/25/2034 (z) (bb)	70
335	Series 2004-4, Class M2, 2.42%, 02/25/2035 (z) (bb)	332
4,934	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e)	4,931
3,166	Octagon Investment Partners 30 Ltd., (Cayman Islands), Series 2017-1A, Class A1, 3.06%, 03/17/2030 (e) (z)	3,209
860	Onemain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, 03/14/2029 (e)	860
	OneMain Financial Issuance Trust,
3,640	Series 2014-2A, Class C, 4.33%, 09/18/2024 (e) (bb)	3,660
3,015	Series 2014-2A, Class D, 5.31%, 09/18/2024 (e) (bb)	3,031
2,650	Series 2015-1A, Class C, 5.12%, 03/18/2026 (e)	2,670
1,455	Oportun Funding III LLC, Series 2016-B, Class B, 5.16%, 07/08/2021 (e)	1,476
39	Option One Mortgage Loan Trust, Series 2004-3, Class M3, 2.60%, 11/25/2034 (z) (bb)	39
2,308	Pretium Mortgage Credit Partners I LLC, Series 2018-NPL1, Class A1, SUB, 3.37%, 01/27/2033 (e)	2,305
	Progress Residential Trust,
3,750	Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e)	3,746
603	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	617

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	97

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
3,679	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	3,817
6,172	Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR, 3.22%, 02/20/2030 (e) (z)	6,220
4,544	RASC Trust, Series 2005-EMX1, Class M1, 2.27%, 03/25/2035 (z) (bb)	4,556
690	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	626
	Renaissance Home Equity Loan Trust,
471	Series 2003-3, Class M1, 2.35%, 12/25/2033 (z) (bb)	459
112	Series 2004-1, Class M1, 2.49%, 05/25/2034 (z) (bb)	108
759	Series 2005-1, Class AF6, SUB, 4.97%, 05/25/2035 (bb)	777
2,515	Series 2005-2, Class AV3, 1.99%, 08/25/2035 (z) (bb)	2,396
1,990	Series 2005-2, Class M1, SUB, 5.05%, 08/25/2035 (bb)	2,025
247	Series 2005-4, Class A3, SUB, 5.57%, 02/25/2036	247
136	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.77%, 09/25/2036 (z) (bb)	135
	SoFi Consumer Loan Program LLC,
1,620	Series 2016-5, Class B, 4.55%, 09/25/2028 (e) (z) (bb)	1,646
1,850	Series 2017-6, Class A2, 2.82%, 11/25/2026 (e)	1,827
334	SoFi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.14%, 02/25/2027 (e)	332
5,353	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class AR, 2.84%, 01/21/2026 (e) (z)	5,358
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.04%, 11/15/2024 (e) (bb)	4,197
4,200	Series 2015-AA, Class D, 6.31%, 11/15/2024 (e) (bb)	4,234
600	Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	602
	Structured Asset Investment Loan Trust,
865	Series 2004-1, Class M1, 2.60%, 02/25/2034 (z) (bb)	849
740	Series 2004-7, Class M1, 2.67%, 08/25/2034 (z) (bb)	696
361	Series 2004-8, Class M2, 2.55%, 09/25/2034 (z) (bb)	360

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

119	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, 2.25%, 05/25/2035 (z) (bb)	115
2,598	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, 3.07%, 04/18/2029 (e) (z)	2,614
4,802	TIAA CLO II Ltd., (Cayman Islands), Series 2017-1A, Class A, 3.02%, 04/20/2029 (e) (z)	4,832
4,300	TRESTLES CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1A, 2.62%, 07/25/2029 (e) (z)	4,330
1,070	United Auto Credit Securitization Trust, Series 2018-1, Class D, 3.52%, 11/10/2022 (e)	1,066
2,971	US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	3,003
1,210	VOLT LXII LLC, Series 2017-NPL9, Class A1, SUB, 3.13%, 09/25/2047 (e) (bb)	1,203
1,666	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.37%, 10/25/2047 (e)	1,664
1,855	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	1,858
3,262	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.88%, 09/25/2045 (e) (bb)	3,270
695	Westgate Resorts LLC, Series 2015-1A, Class B, 3.50%, 05/20/2027 (e) (bb)	693
	Westlake Automobile Receivables Trust,
1,035	Series 2018-1A, Class D, 3.41%, 05/15/2023 (e)	1,034
1,000	Series 2018-1A, Class F, 5.60%, 07/15/2024 (e)	998

	Total Asset-Backed Securities (Cost $242,618)	245,735

Collateralized Mortgage Obligations — 11.9%
	Alternative Loan Trust,
243	Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	245
368	Series 2004-28CB, Class 2A4, 5.75%, 01/25/2035	367
734	Series 2004-28CB, Class 3A1, 6.00%, 01/25/2035	739
1,779	Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,773
18	Series 2006-J3, Class 4A1, 5.75%, 05/25/2026	15
2,161	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, 1.81%, 12/25/2046 (z)	1,811
533	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	531

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
174	Banc of America Alternative Loan Trust, Series 2006-2, Class 7A1, 6.00%, 03/25/2021	162
720	Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.65%, 02/20/2036 (z)	713
368	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, 3.86%, 02/25/2034 (z)	368
EUR 657	Berica 8 Residential Mbs SRL, (Italy), Reg. S, Series 8, Class A, 0.00%, 03/31/2048 (z)	800
10	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035	10
562	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.50%, 03/25/2037	513
	FHLMC REMIC,
506	Series 2936, Class AS, IF, IO, 4.51%, 02/15/2035 (z)	43
419	Series 3174, Class SA, IF, IO, 6.11%, 04/15/2036 (z)	73
4,366	Series 3716, Class PI, IO, 4.50%, 04/15/2038	412
5,803	Series 3907, Class AI, IO, 5.00%, 05/15/2040	708
5,643	Series 4010, Class NH, 2.50%, 12/15/2041	5,530
6,191	Series 4018, Class HI, IO, 4.50%, 03/15/2041	1,132
7,618	Series 4043, Class PI, IO, 2.50%, 05/15/2027	570
1,695	Series 4056, Class BI, IO, 3.00%, 05/15/2027	155
2,010	Series 4073, Class IQ, IO, 4.00%, 07/15/2042	439
3,286	Series 4086, Class AI, IO, 3.50%, 07/15/2027	353
6,060	Series 4091, Class CI, IO, 3.50%, 06/15/2027	531
3,732	Series 4097, Class CI, IO, 3.00%, 08/15/2027	322
18,986	Series 4119, Class LI, IO, 3.50%, 06/15/2039	2,344
2,177	Series 4120, Class UI, IO, 3.00%, 10/15/2027	198
1,193	Series 4136, Class IN, IO, 3.00%, 11/15/2027	113
32,742	Series 4136, Class UI, IO, 2.50%, 11/15/2027	2,530
9,716	Series 4144, Class HE, 1.50%, 11/15/2031	9,159
5,794	Series 4173, Class I Shares, IO, 4.00%, 03/15/2043	1,261

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,047	Series 4178, Class BI, IO, 3.00%, 03/15/2033	266
5,312	Series 4213, Class MH, 2.35%, 10/15/2039	5,247
1,267	Series 4216, Class MI, IO, 3.00%, 06/15/2028	118
10,215	Series 4358, Class DA, 3.00%, 06/15/2040	10,168
9,663	Series 4372, Class SY, IF, IO, 4.51%, 08/15/2044 (z)	1,522
8,957	Series 4501, Class MB, 3.00%, 04/15/2043	8,930
12,189	Series 4510, Class HB, 2.00%, 03/15/2040	11,783
10,120	Series 4612, Class QI, IO, 3.50%, 05/15/2044	1,474
12,678	Series 4654, Class SK, IF, IO, 4.41%, 02/15/2047 (z)	2,252
20,397	Series 4681, Class SD, IF, IO, 4.56%, 05/15/2047 (z)	3,757
8,404	Series 4687, Class SG, IF, IO, 4.56%, 01/15/2047 (z)	1,605
10,832	Series 4707, Class SA, IF, IO, 4.56%, 08/15/2047 (z)	2,136
	FHLMC STRIPS,
17,552	Series 304, Class C24, IO, 4.00%, 12/15/2042	4,015
10,950	Series 317, Class F3, 2.11%, 11/15/2043 (z)	11,050
11,162	Series 326, Class F2, 2.14%, 03/15/2044 (z)	11,261
175	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.50%, 03/25/2035	169
962	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.50%, 10/25/2035	931
	FNMA REMIC,
1,081	Series 2003-130, Class NS, IF, IO, 5.38%, 01/25/2034 (z)	154
732	Series 2005-67, Class SI, IF, IO, 5.08%, 08/25/2035 (z)	95
214	Series 2005-69, Class AS, IF, IO, 5.08%, 08/25/2035 (z)	27
724	Series 2006-24, Class QS, IF, IO, 5.58%, 04/25/2036 (z)	124
1,733	Series 2008-67, Class FG, 2.62%, 07/25/2038 (z)	1,775
1,224	Series 2009-93, Class SD, IF, IO, 4.58%, 11/25/2039 (z)	163
801	Series 2009-105, Class SE, IF, IO, 4.53%, 12/25/2039 (z)	99
693	Series 2010-68, Class SJ, IF, IO, 4.93%, 07/25/2040 (z)	106

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	99

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
2,275	Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	164
342	Series 2011-68, Class AI, IO, 4.50%, 12/25/2020	10
2,371	Series 2012-25, Class AI, IO, 3.50%, 03/25/2027	245
4,402	Series 2012-107, Class GI, IO, 3.50%, 09/25/2027	426
3,217	Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	258
9,309	Series 2012-118, Class DI, IO, 3.50%, 01/25/2040	1,141
1,224	Series 2012-120, Class DI, IO, 3.00%, 03/25/2031	115
5,720	Series 2012-145, Class EI, IO, 3.00%, 01/25/2028	517
4,256	Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	545
3,713	Series 2012-149, Class MI, IO, 3.00%, 01/25/2028	357
4,456	Series 2012-150, Class BI, IO, 3.00%, 01/25/2028	401
8,613	Series 2013-5, Class BI, IO, 3.50%, 03/25/2040	1,055
2,855	Series 2013-9, Class YI, IO, 3.50%, 02/25/2028	275
5,307	Series 2013-26, Class IJ, IO, 3.00%, 04/25/2028	468
11,332	Series 2013-31, Class YI, IO, 3.50%, 04/25/2028	1,115
19,220	Series 2013-101, Class CF, 2.22%, 10/25/2043 (z)	19,502
9,462	Series 2013-101, Class FE, 2.22%, 10/25/2043 (z)	9,594
703	Series 2013-123, Class DH, 3.00%, 05/25/2043	700
9,553	Series 2016-30, Class SA, IF, IO, 4.38%, 05/25/2046 (z)	1,788
4,864	Series 2017-6, Class SB, IF, IO, 4.43%, 02/25/2047 (z)	870
9,176	Series 2017-46, Class LB, 3.50%, 12/25/2052	9,306
9,797	Series 2017-47, Class ST, IF, IO, 4.48%, 06/25/2047 (z)	1,959
13,113	Series 2017-49, Class JA, 4.00%, 07/25/2053	13,554
9,646	Series 2017-89, Class CP, 3.00%, 07/25/2046	9,559
3,917	Series 2017-99, Class MA, 3.50%, 05/25/2053	3,960

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	FNMA STRIPS,
9,493	Series 409, Class C19, IO, 4.00%, 04/25/2042	2,091
7,988	Series 409, Class C25, IO, 4.50%, 04/25/2042	1,716
2,480	FNMA, Connecticut Avenue Securities, Series 2018-C01, Class 1M2, 3.87%, 07/25/2030 (z)	2,535
810	GNMA, Series 2014-36, Class WY, 2.00%, 03/16/2044	660
943	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	1,005
	HarborView Mortgage Loan Trust,
2,556	Series 2005-11, Class 2A1A, 1.90%, 08/19/2045 (z)	2,523
5,532	Series 2007-6, Class 2A1A, 1.78%, 08/19/2037 (z)	5,266
1,454	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, 1.88%, 06/25/2035 (z)	1,376
EUR 1,200	Intesa Sec Srl, (Italy), Reg. S,Series 3, Class B, 0.00%, 10/30/2033 (z) (bb)	1,459
625	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.00%, 07/25/2036	561
2,236	Lanark Master Issuer plc, (United Kingdom), Series 2018-1A, Class 1A, 2.24%, 12/22/2069 (e) (z)	2,238
557	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.50%, 12/25/2035	530
2,716	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.00%, 12/25/2034	2,827
	Morgan Stanley Mortgage Loan Trust,
584	Series 2004-4, Class 2A, 6.39%, 09/25/2034 (z)	638
163	Series 2004-9, Class 1A, 5.36%, 11/25/2034 (z)	171
62	RALI Trust, Series 2006-QS4, Class A2, 6.00%, 04/25/2036	57
	Residential Asset Securitization Trust,
3,187	Series 2005-A3, Class A2, 5.50%, 04/25/2035	2,806
373	Series 2005-A8CB, Class A11, 6.00%, 07/25/2035	352
43	RFMSI Trust, Series 2007-S9, Class 2A1, 5.50%, 09/25/2022	43
715	Sequoia Mortgage Trust, Series 2003-8, Class A1, 2.23%, 01/20/2034 (z)	703
441	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, 5.46%, 12/25/2033 (z) (bb)	412

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
1,327	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.50%, 02/25/2035	1,346
EUR 1,207	TDA CAM 4 FTA, (Spain), Reg. S, Series 4, Class A, 0.00%, 06/26/2039 (z)	1,463
189	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S3, Class 3A2, 5.50%, 05/25/2033	191
31	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-3, Class 5A2, 5.50%, 03/25/2021	30
	Wells Fargo Mortgage-Backed Securities Trust,
2,436	Series 2004-M, Class A1, 3.51%, 08/25/2034 (z)	2,507
3,808	Series 2004-N, Class A6, 3.48%, 08/25/2034 (z)	3,843
4,321	Series 2004-N, Class A7, 3.48%, 08/25/2034 (z)	4,360
274	Series 2005-AR2, Class 2A2, 3.91%, 03/25/2035 (z)	277
2,554	Series 2005-AR4, Class 2A2, 3.73%, 04/25/2035 (z)	2,608
1,694	Series 2005-AR8, Class 1A1, 3.45%, 06/25/2035 (z)	1,702

	Total Collateralized Mortgage Obligations (Cost $237,548)	239,327

Commercial Mortgage-Backed Securities — 6.7%
4,255	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 2.47%, 09/15/2034 (e) (z)	4,267
1,965	Banc of America Commercial Mortgage Trust, Series 2007-3, Class F, 5.76%, 06/10/2049 (e) (z)	2,007
2,244	BANK, Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (e) (z)	1,777
2,830	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class B, 5.66%, 09/11/2041 (e) (z) (bb)	2,866
2,940	BXMT Ltd., Series 2017-FL1, Class C, 3.54%, 06/15/2035 (e) (z)	2,951
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/2048	317
	CGDBB Commercial Mortgage Trust,
2,600	Series 2017-BIOC, Class B, 2.56%, 07/15/2032 (e) (z)	2,606
1,710	Series 2017-BIOC, Class C, 2.64%, 07/15/2032 (e) (z) (bb)	1,714
	Chicago Skyscraper Trust,
2,700	Series 2017-SKY, Class A, 2.39%, 02/15/2030 (e) (z)	2,700

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,755	Series 2017-SKY, Class C, 2.84%, 02/15/2030 (e) (z) (bb)	1,755
5,735	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/2048 (e) (bb)	4,583
8,000	Cold Storage Trust, Series 2017-ICE3, Class A, 2.59%, 04/15/2036 (e) (z)	8,032
	Commercial Mortgage Trust,
797	Series 2004-GG1, Class J, 5.45%, 06/10/2036 (e) (z) (bb)	179
3,990	Series 2014-CR15, Class D, 4.76%, 02/10/2047 (e) (z) (bb)	3,734
855	Series 2015-CR24, Class D, 3.46%, 08/10/2048 (z) (bb)	676
2,054	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/2040	2,102
	FHLMC Multifamily Structured Pass-Through Certificates,
10,700	Series K038, Class X3, IO, 2.49%, 06/25/2042 (z)	1,373
13,061	Series K041, Class X3, IO, 1.64%, 11/25/2042 (z)	1,198
22,120	Series K042, Class X3, IO, 1.61%, 01/25/2043 (z)	1,998
18,000	Series K047, Class X3, IO, 1.49%, 06/25/2043 (z)	1,608
15,993	Series K067, Class X3, IO, 2.11%, 09/25/2044 (z)	2,440
16,328	Series K070, Class X3, IO, 2.04%, 12/25/2044 (z)	2,478
22,150	Series K728, Class X3, IO, 1.95%, 11/25/2045 (z)	2,440
21,996	Series K729, Class X1, IO, 0.37%, 10/25/2024 (z)	465
43,835	FNMA ACES, Series 2014-M3, Class X2, IO, 0.10%, 01/25/2024 (z)	214
	FREMF Mortgage Trust,
700	Series 2011-K12, Class B, 4.34%, 01/25/2046 (e) (z) (bb)	719
725	Series 2011-K14, Class B, 5.17%, 02/25/2047 (e) (z) (bb)	763
1,000	Series 2012-K709, Class B, 3.74%, 04/25/2045 (e) (z) (bb)	1,009
1,995	Series 2017-K67, Class B, 3.94%, 09/25/2049 (e) (z)	1,987
1,753	Series 2017-K67, Class C, 3.94%, 09/25/2049 (e) (z)	1,622
5,285	Series 2017-K70, Class B, 3.80%, 12/25/2049 (e) (z) (bb)	5,210

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	101

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
725	Series 2017-K726, Class C, 3.97%, 07/25/2049 (e) (z) (bb)	687
880	Series 2017-K729, Class B, 3.67%, 11/25/2049 (e) (z) (bb)	847
728	Series 2017-KF29, Class B, 5.13%, 02/25/2024 (e) (z)	756
778	Series 2017-KF31, Class B, 4.48%, 04/25/2024 (e) (z)	797
1,477	Series 2017-KF36, Class B, 4.23%, 08/25/2024 (e) (z)	1,489
	GNMA,
29,269	Series 2012-89, IO, 0.78%, 12/16/2053 (z)	821
11,931	Series 2017-23, IO, 0.73%, 05/16/2059 (z)	771
	GS Mortgage Securities Trust,
539	Series 2007-GG10, Class AM, 5.79%, 08/10/2045 (z)	548
3,413	Series 2016-GS2, Class D, 2.75%, 05/10/2049 (e) (bb)	2,746
3,150	Series 2017-GS5, Class D, 3.51%, 03/10/2050 (e) (z) (bb)	2,573
2,735	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class C, 5.07%, 01/12/2037 (z) (bb)	2,783
	LB-UBS Commercial Mortgage Trust,
8,040	Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z)	6,351
4,370	Series 2007-C6, Class AJ, 6.24%, 07/15/2040 (z)	4,515
2,854	LMREC, Inc., Series 2016-CRE2, Class A, 3.30%, 11/24/2031 (e) (z)	2,873
2,035	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class D, 3.25%, 12/15/2047 (e) (bb)	1,631
3,170	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class D, 3.31%, 09/13/2031 (e) (bb)	3,112
	Morgan Stanley Capital I Trust,
279	Series 2006-HQ8, Class D, 5.37%, 03/12/2044 (z) (bb)	268
1,491	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	1,492
3,051	Series 2007-HQ11, Class AJ, 5.51%, 02/12/2044 (z)	3,048
1,450	Series 2017-PRME, Class C, 3.24%, 02/15/2034 (e) (z) (bb)	1,468
2,500	UBS Commercial Mortgage Trust, Series 2017-C6, Class D, 2.50%, 12/15/2050 (e) (z)	1,734
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, 5.30%, 10/15/2044 (e) (z) (bb)	2,137

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,760	Series 2007-C31, Class C, 6.10%, 04/15/2047 (z)	3,825
6,915	Series 2007-C33, Class C, 6.01%, 02/15/2051 (z) (bb)	6,142
5,560	Series 2007-C33, Class AJ, 6.01%, 02/15/2051 (z)	5,588
2,409	Series 2007-C34, Class AJ, 6.12%, 05/15/2046 (z)	2,468
	Wells Fargo Commercial Mortgage Trust,
2,655	Series 2010-C1, Class C, 5.60%, 11/15/2043 (e) (z) (bb)	2,746
2,783	Series 2016-BNK1, Class D, 3.00%, 08/15/2049 (e) (bb)	2,177

	Total Commercial Mortgage-Backed Securities (Cost $139,427)	134,183

Convertible Bonds — 3.1%
	Consumer Discretionary — 0.6%
	Auto Components — 0.0% (g)
330	Horizon Global Corp., 2.75%, 07/01/2022	267

	Internet & Direct Marketing Retail — 0.3%
3,170	Ctrip.com International Ltd., (China), 1.00%, 07/01/2020	3,389
2,045	Liberty Expedia Holdings, Inc., 1.00%, 06/30/2047 (e)	1,970

		5,359

	Media — 0.3%
1,595	DISH Network Corp., 3.38%, 08/15/2026	1,605
3,265	Live Nation Entertainment, Inc., 2.50%, 05/15/2019	4,364

		5,969

	Total Consumer Discretionary	11,595

	Energy — 0.4%
	Energy Equipment & Services — 0.1%
3,635	Nabors Industries, Inc., 0.75%, 01/15/2024 (e)	2,765

	Oil, Gas & Consumable Fuels — 0.3%
2,730	Oasis Petroleum, Inc., 2.63%, 09/15/2023	2,813
2,995	SM Energy Co., 1.50%, 07/01/2021	2,894

		5,707

	Total Energy	8,472

	Health Care — 0.1%
	Health Care Technology — 0.1%
1,980	Medidata Solutions, Inc., 1.00%, 08/01/2018	2,313

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	Information Technology — 2.0%
	Communications Equipment — 0.2%
	Finisar Corp.,
1,478	0.50%, 12/15/2033	1,469
2,360	0.50%, 12/15/2036	2,168

		3,637

	Electronic Equipment, Instruments & Components — 0.2%
3,270	II-VI, Inc., 0.25%, 09/01/2022 (e)	3,507

	Internet Software & Services — 0.5%
1,990	Envestnet, Inc., 1.75%, 12/15/2019	2,151
1,155	Nutanix, Inc., Zero Coupon, 01/15/2023 (e)	1,187
3,525	Web.com Group, Inc., 1.00%, 08/15/2018	3,472
3,100	Zillow Group, Inc., 2.00%, 12/01/2021	3,602

		10,412

	Semiconductors & Semiconductor Equipment — 0.8%
	Cypress Semiconductor Corp.,
115	2.00%, 02/01/2023 (e)	126
2,565	4.50%, 01/15/2022	3,684
1,820	NXP Semiconductors NV, (Netherlands), 1.00%, 12/01/2019	2,342
3,160	ON Semiconductor Corp., 1.00%, 12/01/2020	4,421
3,395	Teradyne, Inc., 1.25%, 12/15/2023	5,153

		15,726

	Software — 0.3%
3,370	Nuance Communications, Inc., 1.50%, 11/01/2035	3,456
1,290	Red Hat, Inc., 0.25%, 10/01/2019	2,583

		6,039

	Total Information Technology	39,321

	Total Convertible Bonds (Cost $56,970)	61,701

Corporate Bonds — 47.0%
	Consumer Discretionary — 7.7%
	Auto Components — 0.9%
	Adient Global Holdings Ltd.,
EUR 650	Reg. S, 3.50%, 08/15/2024	813
2,600	4.88%, 08/15/2026 (e)	2,535
200	Allison Transmission, Inc., 5.00%, 10/01/2024 (e)	203
	American Axle & Manufacturing, Inc.,
1,500	6.25%, 03/15/2021	1,523
1,387	6.25%, 04/01/2025	1,431
600	6.50%, 04/01/2027	619
650	6.63%, 10/15/2022	672

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — continued
1,035	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	1,056
495	Dana Financing Luxembourg SARL, 6.50%, 06/01/2026 (e)	530
2,500	Dana, Inc., 5.50%, 12/15/2024	2,550
EUR 850	Faurecia SA, (France), Reg. S, 3.63%, 06/15/2023	1,088
EUR 601	Gestamp Funding Luxembourg SA, (Spain), Reg. S, 3.50%, 05/15/2023	763
84	Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	83
EUR 400	Grupo-Antolin Irausa SA, (Spain), Reg. S, 3.25%, 04/30/2024	502
150	Icahn Enterprises LP, 5.88%, 02/01/2022	150
	IHO Verwaltungs GmbH, (Germany),
EUR 900	Reg. S, 3.25%, (cash), 09/15/2023 (v)	1,134
EUR 550	Reg. S, 3.75%, (cash), 09/15/2026 (v)	708
EUR 500	LKQ Italia Bondco SpA, Reg. S, 3.88%, 04/01/2024	653
752	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	797
EUR 800	ZF North America Capital, Inc., (Germany), Reg. S, 2.75%, 04/27/2023	1,046

		18,856

	Automobiles — 0.3%
	Fiat Chrysler Automobiles NV, (United Kingdom),
EUR 800	Reg. S, 3.75%, 03/29/2024	1,061
2,250	5.25%, 04/15/2023	2,318
1,535	Ford Motor Co., 4.75%, 01/15/2043	1,417
GBP 150	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 3.88%, 03/01/2023	211
EUR 767	Peugeot SA, (France), Reg. S, 2.38%, 04/14/2023	991
EUR 500	Volvo Car AB, (Sweden), Reg. S, 3.25%, 05/18/2021	657

		6,655

	Diversified Consumer Services — 0.1%
	Service Corp. International,
975	5.38%, 01/15/2022	996
1,019	5.38%, 05/15/2024	1,051
90	Sotheby’s, 4.88%, 12/15/2025 (e)	87

		2,134

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	103

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — 1.2%
327	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	312
1,039	Boyd Gaming Corp., 6.88%, 05/15/2023	1,096
EUR 600	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.88%, 05/15/2023	757
319	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	327
EUR 1,000	International Game Technology plc, Reg. S, 4.75%, 02/15/2023	1,353
1,030	Interval Acquisition Corp., 5.63%, 04/15/2023	1,061
1,910	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	1,990
331	KFC Holding Co., 4.75%, 06/01/2027 (e)	324
500	LTF Merger Sub, Inc., 8.50%, 06/15/2023 (e)	524
1,730	McDonald’s Corp., 4.60%, 05/26/2045	1,797
	MGM Resorts International,
1,685	4.63%, 09/01/2026	1,647
2,900	6.00%, 03/15/2023	3,085
3,020	7.75%, 03/15/2022	3,367
GBP 400	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.63%, 08/01/2021	523
	Sabre GLBL, Inc.,
1,240	5.25%, 11/15/2023 (e)	1,249
670	5.38%, 04/15/2023 (e)	675
	Scientific Games International, Inc.,
527	7.00%, 01/01/2022 (e)	555
185	10.00%, 12/01/2022	200
475	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	479
2,305	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	2,337

		23,658

	Household Durables — 0.2%
82	American Greetings Corp., 7.88%, 02/15/2025 (e)	84
190	Lennar Corp., 8.38%, 01/15/2021 (e)	212
111	New Home Co., Inc. (The), 7.25%, 04/01/2022	115
	Tempur Sealy International, Inc.,
1,685	5.50%, 06/15/2026	1,656
1,500	5.63%, 10/15/2023	1,515

		3,582

	Internet & Direct Marketing Retail — 0.1%
1,110	Amazon.com, Inc., 4.05%, 08/22/2047 (e)	1,104
EUR 782	eDreams ODIGEO SA, (Spain), Reg. S, 8.50%, 08/01/2021	1,018
600	Netflix, Inc., 4.88%, 04/15/2028 (e)	589

		2,711

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Leisure Products — 0.1%
	Mattel, Inc.,
76	3.15%, 03/15/2023	68
66	6.75%, 12/31/2025 (e)	67
965	Vista Outdoor, Inc., 5.88%, 10/01/2023	954

		1,089

	Media — 4.2%
1,690	21st Century Fox America, Inc., 4.95%, 10/15/2045	1,885
2,879	Altice Financing SA, (Luxembourg), 6.63%, 02/15/2023 (e)	2,875
EUR 1,000	Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	1,100
	Altice Luxembourg SA, (Luxembourg),
EUR 600	Reg. S, 6.25%, 02/15/2025	683
EUR 1,100	Reg. S, 7.25%, 05/15/2022	1,294
200	7.63%, 02/15/2025 (e)	176
2,655	7.75%, 05/15/2022 (e)	2,476
	Altice US Finance I Corp.,
200	5.38%, 07/15/2023 (e)	203
207	5.50%, 05/15/2026 (e)	205
2,230	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	2,169
1,300	AMC Networks, Inc., 5.00%, 04/01/2024	1,303
208	Cablevision Systems Corp., 8.00%, 04/15/2020	221
485	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	499
3,275	Charter Communications Operating LLC, 4.91%, 07/23/2025	3,373
	Clear Channel Worldwide Holdings, Inc.,
11,136	Series B, 6.50%, 11/15/2022	11,442
2,500	Series B, 7.63%, 03/15/2020	2,497
	Comcast Corp.,
1,460	3.20%, 07/15/2036	1,290
2,130	4.60%, 08/15/2045	2,221
	CSC Holdings LLC,
210	5.50%, 04/15/2027 (e)	207
240	6.63%, 10/15/2025 (e)	252
232	6.75%, 11/15/2021	244
1,195	10.13%, 01/15/2023 (e)	1,332
799	10.88%, 10/15/2025 (e)	943
	Discovery Communications LLC,
1,190	2.95%, 03/20/2023	1,151
1,065	5.00%, 09/20/2037	1,063
	DISH DBS Corp.,
3,983	5.00%, 03/15/2023	3,659

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
1,600	5.88%, 07/15/2022	1,560
4,529	5.88%, 11/15/2024	4,235
383	6.75%, 06/01/2021	394
2,575	7.75%, 07/01/2026	2,536
150	Mediacom Broadband LLC, 6.38%, 04/01/2023	154
1,200	Midcontinent Communications, 6.88%, 08/15/2023 (e)	1,264
100	Outfront Media Capital LLC, 5.63%, 02/15/2024	101
3,600	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	3,735
1,340	Regal Entertainment Group, 5.75%, 06/15/2023	1,377
EUR 1,050	SES SA, (Luxembourg), Reg. S, (EUR Swap Annual 5 Year + 4.66%), 4.62%, 01/02/2022 (x) (y) (aa)	1,357
	Sinclair Television Group, Inc.,
361	5.38%, 04/01/2021	366
400	5.63%, 08/01/2024 (e)	406
1,989	6.13%, 10/01/2022	2,051
	Sirius XM Radio, Inc.,
260	4.63%, 05/15/2023 (e)	259
224	5.00%, 08/01/2027 (e)	218
6,115	6.00%, 07/15/2024 (e)	6,406
895	TEGNA, Inc., 6.38%, 10/15/2023	933
EUR 700	Telenet Finance Luxembourg Notes SARL, (Belgium), Reg. S, 3.50%, 03/01/2028	837
EUR 600	Telenet Finance VI Luxembourg SCA, (Luxembourg), Reg. S, 4.88%, 07/15/2027	791
EUR 1,000	Unitymedia GmbH, (Germany),
	Reg. S, 3.75%, 01/15/2027	1,285
EUR 1,600	Unitymedia Hessen GmbH & Co. KG, (Germany), Reg. S, 4.00%, 01/15/2025	2,059
2,375	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	2,353
80	Videotron Ltd., (Canada), 5.38%, 06/15/2024 (e)	83
	WMG Acquisition Corp.,
EUR 550	Reg. S, 4.13%, 11/01/2024	704
1,037	5.63%, 04/15/2022 (e)	1,060
	Ziggo Bond Finance BV, (Netherlands),
EUR 1,250	Reg. S, 4.63%, 01/15/2025	1,548
210	5.88%, 01/15/2025 (e)	202
210	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	201

		83,238

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multiline Retail — 0.1%
	Neiman Marcus Group Ltd. LLC,
375	8.00%, 10/15/2021 (e)	227
2,111	9.50%, (PIK), 10/15/2021 (e) (v)	1,116

		1,343

	Specialty Retail — 0.5%
	Claire’s Stores, Inc.,
500	6.13%, 03/15/2020 (e)	333
1,255	9.00%, 03/15/2019 (e)	853
EUR 600	Dufry Finance SCA, (Switzerland), Reg. S, 4.50%, 08/01/2023	766
EUR 600	Dufry One BV, (Switzerland), Reg. S, 2.50%, 10/15/2024	743
EUR 600	EVOCA SpA, (Italy), Reg. S, 7.00%, 10/15/2023	778
EUR 300	Fnac Darty SA, (France), Reg. S, 3.25%, 09/30/2023	381
EUR 650	Hema Bondco I BV, (Netherlands), Reg. S, (EURIBOR 3 Month + 6.25%, 6.25% Floor), 6.25%, 07/15/2022 (aa)	795
EUR 750	Kirk Beauty One GmbH, (Germany), Reg. S, 8.75%, 07/15/2023	965
	PetSmart, Inc.,
1,855	5.88%, 06/01/2025 (e)	1,447
3,250	7.13%, 03/15/2023 (e)	2,071
41	Sonic Automotive, Inc., 6.13%, 03/15/2027	41
1,605	Staples, Inc., 8.50%, 09/15/2025 (e)	1,541

		10,714

	Textiles, Apparel & Luxury Goods — 0.0% (g)
EUR 149	SMCP Group SAS, (China), Reg. S, 5.88%, 05/01/2023	194

	Total Consumer Discretionary	154,174

	Consumer Staples — 2.8%
	Beverages — 0.5%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
3,245	3.65%, 02/01/2026	3,216
4,655	4.90%, 02/01/2046	4,963
149	Cott Holdings, Inc., (Canada), 5.50%, 04/01/2025 (e)	148
1,500	PepsiCo, Inc., 3.45%, 10/06/2046	1,362

		9,689

	Food & Staples Retailing — 0.5%
1,335	Albertsons Cos. LLC, 6.63%, 06/15/2024	1,230
EUR 700	Casino Guichard Perrachon SA, (France), Reg. S, 3.58%, 02/07/2025	873

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	105

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
	Iceland Bondco plc, (United Kingdom),
GBP 500	Reg. S, 4.63%, 03/15/2025	636
GBP 600	Reg. S, 6.75%, 07/15/2024	857
265	New Albertson’s, Inc., 7.45%, 08/01/2029	220
2,500	Rite Aid Corp., 6.13%, 04/01/2023 (e)	2,519
	SUPERVALU, Inc.,
190	6.75%, 06/01/2021	187
470	7.75%, 11/15/2022	456
EUR 1,700	Tesco Corporate Treasury Services plc, (United Kingdom), Reg. S, 2.50%, 07/01/2024	2,185

		9,163

	Food Products — 0.7%
4,465	Danone SA, (France), 2.59%, 11/02/2023 (e)	4,266
244	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	256
1,000	FAGE International SA, (Luxembourg), 5.63%, 08/15/2026 (e)	939
	JBS USA LUX SA, (Brazil),
306	5.75%, 06/15/2025 (e)	293
362	7.25%, 06/01/2021 (e)	367
1,245	Kraft Heinz Foods Co., 4.38%, 06/01/2046	1,131
3,675	Mondelez International Holdings Netherlands BV, 2.00%, 10/28/2021 (e)	3,529
61	Pilgrim’s Pride Corp., 5.75%, 03/15/2025 (e)	61
	Post Holdings, Inc.,
1,405	5.50%, 03/01/2025 (e)	1,414
285	5.75%, 03/01/2027 (e)	281
1,885	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	1,920

		14,457

	Household Products — 0.2%
1,625	Central Garden & Pet Co., 5.13%, 02/01/2028	1,582
1,630	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	1,630
1,390	HRG Group, Inc., 7.75%, 01/15/2022	1,450

		4,662

	Personal Products — 0.0% (g)
335	Revlon Consumer Products Corp., 6.25%, 08/01/2024	230

	Tobacco — 0.9%
	Altria Group, Inc.,
4,000	2.85%, 08/09/2022	3,933
1,545	3.88%, 09/16/2046	1,425

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tobacco — continued
	BAT Capital Corp., (United Kingdom),
7,115	3.56%, 08/15/2027 (e)	6,802
2,270	4.39%, 08/15/2037 (e)	2,231
1,070	Philip Morris International, Inc., 4.38%, 11/15/2041	1,080
2,925	Reynolds American, Inc., (United Kingdom), 4.45%, 06/12/2025	3,011

		18,482

	Total Consumer Staples	56,683

	Energy — 3.5%
	Energy Equipment & Services — 0.2%
400	CSI Compressco LP, 7.25%, 08/15/2022	389
35	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	35
79	Ensco plc, 5.20%, 03/15/2025	66
44	Noble Holding International Ltd., (United Kingdom), 7.75%, 01/15/2024	40
500	Parker Drilling Co., 7.50%, 08/01/2020	461
1,495	Precision Drilling Corp., (Canada), 7.13%, 01/15/2026 (e)	1,508
EUR 400	Saipem Finance International BV, (Italy), Reg. S, 3.75%, 09/08/2023	520
315	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	324
	Transocean, Inc.,
77	7.50%, 04/15/2031	69
433	9.00%, 07/15/2023 (e)	467
EUR 1,000	Vallourec SA, (France), Reg. S, 2.25%, 09/30/2024	1,027

		4,906

	Oil, Gas & Consumable Fuels — 3.3%
	Andeavor Logistics LP,
88	5.25%, 01/15/2025	90
538	6.25%, 10/15/2022	564
1,045	Antero Midstream Partners LP, 5.38%, 09/15/2024	1,068
1,050	Antero Resources Corp., 5.13%, 12/01/2022	1,059
2,285	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	2,342
1,313	Boardwalk Pipelines LP, 5.95%, 06/01/2026	1,421
2,250	BP Capital Markets plc, (United Kingdom), 3.02%, 01/16/2027	2,145
1,065	Buckeye Partners LP, 3.95%, 12/01/2026	1,016
105	California Resources Corp., 8.00%, 12/15/2022 (e)	83
516	Carrizo Oil & Gas, Inc., 7.50%, 09/15/2020	526

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Cenovus Energy, Inc., (Canada),
775	5.20%, 09/15/2043	745
1,246	6.75%, 11/15/2039	1,429
1,616	Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	1,709
	Chesapeake Energy Corp.,
153	6.13%, 02/15/2021	155
1,644	8.00%, 12/15/2022 (e)	1,749
1,399	8.00%, 01/15/2025 (e)	1,381
150	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	150
140	CNX Resources Corp., 5.88%, 04/15/2022	141
	Continental Resources, Inc.,
1,070	4.50%, 04/15/2023	1,084
218	5.00%, 09/15/2022	221
62	Crestwood Midstream Partners LP, 5.75%, 04/01/2025	63
195	DCP Midstream Operating LP, 3.88%, 03/15/2023	190
2,985	Encana Corp., (Canada), 6.50%, 08/15/2034	3,546
181	Energy Transfer Equity LP, 5.50%, 06/01/2027	187
3,070	Enterprise Products Operating LLC, 3.95%, 02/15/2027	3,104
	EP Energy LLC,
26	8.00%, 11/29/2024 (e)	27
368	8.00%, 02/15/2025 (e)	253
2,432	9.38%, 05/01/2024 (e)	1,793
96	Genesis Energy LP, 6.00%, 05/15/2023	96
835	Halcon Resources Corp., 6.75%, 02/15/2025	843
1,250	Hess Corp., 5.80%, 04/01/2047	1,322
60	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	62
	MEG Energy Corp., (Canada),
3,000	6.38%, 01/30/2023 (e)	2,573
797	6.50%, 01/15/2025 (e)	782
	MPLX LP,
1,760	4.50%, 04/15/2038	1,717
290	5.20%, 03/01/2047	298
1,550	5.50%, 02/15/2023	1,589
	Noble Energy, Inc.,
1,500	3.85%, 01/15/2028	1,467
1,185	5.25%, 11/15/2043	1,255
	Oasis Petroleum, Inc.,
100	6.88%, 03/15/2022	102
3,000	6.88%, 01/15/2023	3,066

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
EUR 1,000	Origin Energy Finance Ltd., (Australia), Reg. S, (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/2074 (aa)	1,278
470	Parsley Energy LLC, 5.25%, 08/15/2025 (e)	463
397	QEP Resources, Inc., 5.25%, 05/01/2023	394
	Range Resources Corp.,
1,205	5.00%, 08/15/2022	1,187
610	5.00%, 03/15/2023	596
EUR 1,861	Repsol International Finance BV, (Spain), Reg. S, (EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/2075 (aa)	2,507
64	SemGroup Corp., 5.63%, 07/15/2022	63
1,492	SM Energy Co., 6.50%, 11/15/2021	1,514
1,220	Southwestern Energy Co., 7.75%, 10/01/2027	1,244
62	Summit Midstream Holdings LLC, 5.50%, 08/15/2022	62
1,990	Sunoco Logistics Partners Operations LP, 5.35%, 05/15/2045	1,930
60	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	62
	Targa Resources Partners LP,
156	4.25%, 11/15/2023	152
2,760	6.75%, 03/15/2024	2,929
EUR 1,900	TOTAL SA, (France), Reg. S, (EUR Swap Annual 5 Year + 3.78%), 3.88%, 05/18/2022 (x) (y) (aa)	2,562
865	Transcanada Trust, (Canada), (ICE LIBOR USD 3 Month + 3.53%), 5.62%, 05/20/2075 (aa)	904
1,105	Western Gas Partners LP, 5.45%, 04/01/2044	1,128
1,725	Whiting Petroleum Corp., 5.75%, 03/15/2021	1,764
62	Williams Cos., Inc. (The), 5.75%, 06/24/2044	66
1,108	WPX Energy, Inc., 7.50%, 08/01/2020	1,186

		65,404

	Total Energy	70,310

	Financials — 11.4%
	Banks — 4.6%
EUR 1,600	Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 9.18%), 8.88%, 04/14/2021 (x) (y) (aa)	2,337
	Bank of America Corp.,
5,750	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	5,626
3,760	3.25%, 10/21/2027	3,574
1,000	4.25%, 10/22/2026	1,010
2,460	Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	2,607

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	107

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
3,150	Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.40%, 04/30/2018 (x) (y) (aa)	3,155
EUR 800	Bank of Ireland, (Ireland), Reg. S, (EUR Swap Annual 5 Year + 6.96%), 7.38%, 06/18/2020 (x) (y) (aa)	1,091
EUR 1,800	Bankia SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/2027 (aa)	2,329
GBP 1,600	Barclays plc, (United Kingdom), Reg. S, (GBP Swap 5 Year + 6.46%), 7.25%, 03/15/2023 (x) (y) (aa)	2,404
243	CIT Group, Inc., 5.00%, 08/15/2022	251
	Citigroup, Inc.,
4,375	1.70%, 04/27/2018	4,372
2,185	(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)	2,169
1,705	3.20%, 10/21/2026	1,628
1,890	3.70%, 01/12/2026	1,878
3,355	4.30%, 11/20/2026	3,392
200	(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	208
1,650	Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (x) (y) (aa)	1,708
3,421	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	3,545
EUR 1,700	Commerzbank AG, (Germany), 7.75%, 03/16/2021	2,504
1,810	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	2,118
EUR 1,600	Danske Bank A/S, (Denmark), Reg. S, (EUR Swap Annual 5 Year + 5.47%), 5.88%, 04/06/2022 (x) (y) (aa)	2,206
	HSBC Holdings plc, (United Kingdom),
3,170	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	3,183
3,000	(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	3,161
	ING Groep NV, (Netherlands),
EUR 3,800	(EUR Swap Annual 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	5,039
800	(USD Swap Semi 5 Year + 4.45%), 6.50%, 04/16/2025 (x) (y) (aa)	839
1,501	Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	1,598
EUR 4,549	Intesa Sanpaolo SpA, (Italy), Reg. S, 6.63%, 09/13/2023	6,883
	Lloyds Banking Group plc, (United Kingdom),
2,500	4.65%, 03/24/2026	2,542

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
EUR 2,850	Reg. S, (EUR Swap Annual 5 Year + 5.29%), 6.37%, 06/27/2020 (x) (y) (aa)	3,803
GBP 600	Reg. S, (GBP Swap 5 Year + 5.01%), 7.63%, 06/27/2023 (x) (y) (aa)	944
	Royal Bank of Scotland Group plc, (United Kingdom),
930	6.13%, 12/15/2022	992
900	(USD Swap Semi 5 Year + 7.60%), 8.62%, 08/15/2021 (x) (y) (aa)	994
3,354	Societe Generale SA, (France), (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	3,865
2,785	Toronto-Dominion Bank (The), (Canada), (USD Swap Semi 5 Year + 2.21%), 3.62%, 09/15/2031 (aa)	2,679
	Wells Fargo & Co.,
2,805	2.50%, 03/04/2021	2,753
2,840	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	2,768
550	4.75%, 12/07/2046	571

		92,726

	Capital Markets — 3.8%
6,000	A10 Revolving Asset Financing LLC, (ICE LIBOR USD 3 Month + 6.00%), 7.73%, 01/09/2020 (aa) (bb)	6,000
226	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	225
EUR 1,020	Credit Suisse AG, (Switzerland), Reg. S, (EUR Swap Annual 5 Year + 4.00%), 5.75%, 09/18/2025 (aa)	1,394
	Credit Suisse Group AG, (Switzerland),
1,345	(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)	1,306
3,330	4.28%, 01/09/2028 (e)	3,344
3,910	(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	4,339
	Goldman Sachs Group, Inc. (The),
5,600	2.63%, 04/25/2021	5,507
1,700	(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 04/23/2029 (aa)	1,660
6,070	3.85%, 07/08/2024	6,115
3,500	4.25%, 10/21/2025	3,528
8,695	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	8,457
62	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	63
	Morgan Stanley,
2,380	2.63%, 11/17/2021	2,330
5,875	3.13%, 07/27/2026	5,573

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
4,030	(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/2029 (aa)	3,943
1,360	(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)	1,326
2,020	Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 07/15/2020 (x) (y) (aa)	2,093
	UBS AG, (Switzerland),
8,484	Reg. S, (USD Swap Semi 5 Year + 3.77%), 4.75%, 05/22/2023 (aa)	8,507
3,815	Reg. S, 5.13%, 05/15/2024	3,936
	UBS Group AG, (Switzerland),
EUR 2,400	Reg. S, (EUR Swap Annual 5 Year + 5.29%), 5.75%, 02/19/2022 (x) (y) (aa)	3,290
2,682	Reg. S, (USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/2020 (x) (y) (aa)	2,821

		75,757

	Consumer Finance — 1.2%
	AerCap Ireland Capital DAC, (Netherlands),
4,271	3.65%, 07/21/2027	4,016
2,076	4.63%, 10/30/2020	2,145
937	4.63%, 07/01/2022	972
284	5.00%, 10/01/2021	298
	Ally Financial, Inc.,
1,475	4.13%, 02/13/2022	1,479
2,436	4.63%, 05/19/2022	2,475
535	4.63%, 03/30/2025	538
270	8.00%, 11/01/2031	335
2,260	Capital One Financial Corp., 3.75%, 07/28/2026	2,158
	General Motors Financial Co., Inc.,
3,795	3.25%, 05/15/2018	3,800
2,645	4.00%, 10/06/2026	2,587
325	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.62%, 12/21/2065 (e) (aa)	319
EUR 600	Lincoln Finance Ltd., (Netherlands), Reg. S, 6.88%, 04/15/2021	761
1,192	Synchrony Financial, 3.95%, 12/01/2027	1,144

		23,027

	Diversified Financial Services — 0.9%
415	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	405
	EDP Finance BV, (Portugal),
3,560	3.63%, 07/15/2024 (e)	3,510
5,475	5.25%, 01/14/2021 (e)	5,762

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — continued
1,675	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	1,645
EUR 300	ProGroup AG, (Germany), Reg. S, 5.13%, 05/01/2022	375
2,850	Shell International Finance BV, (Netherlands), 4.13%, 05/11/2035	2,940
3,385	Siemens Financieringsmaatschappij NV, (Germany), 2.35%, 10/15/2026 (e)	3,081
EUR 900	Worldpay Finance plc, (United Kingdom), Reg. S, 3.75%, 11/15/2022	1,185

		18,903

	Insurance — 0.7%
	American International Group, Inc.,
2,515	3.90%, 04/01/2026	2,502
2,626	4.13%, 02/15/2024	2,694
2,374	4.88%, 06/01/2022	2,515
1,840	MetLife, Inc., 6.40%, 12/15/2036	2,075
	Prudential Financial, Inc.,
1,450	4.60%, 05/15/2044	1,531
2,975	(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 09/15/2042 (aa)	3,194

		14,511

	Thrifts & Mortgage Finance — 0.2%
2,870	BPCE SA, (France), 5.70%, 10/22/2023 (e)	3,101
232	Ladder Capital Finance Holdings LLLP, 5.25%, 03/15/2022 (e)	234

		3,335

	Total Financials	228,259

	Health Care — 4.0%
	Biotechnology — 0.0% (g)
925	Gilead Sciences, Inc., 4.15%, 03/01/2047	893

	Health Care Equipment & Supplies — 0.5%
EUR 1,000	Auris Luxembourg II SA, (Luxembourg), Reg. S, 8.00%, 01/15/2023	1,273
1,600	Avantor, Inc., 6.00%, 10/01/2024 (e)	1,600
1,250	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	1,213
2,860	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	2,967
1,165	Hologic, Inc., 4.38%, 10/15/2025 (e)	1,137
2,065	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	2,137
270	Mallinckrodt International Finance SA, 5.50%, 04/15/2025 (e)	216

		10,543

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	109

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — 2.0%
600	Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	619
2,000	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	1,900
295	Centene Corp., 4.75%, 01/15/2025	293
	Community Health Systems, Inc.,
29	5.13%, 08/01/2021	27
156	6.25%, 03/31/2023	142
120	6.88%, 02/01/2022	78
110	7.13%, 07/15/2020	92
	Encompass Health Corp.,
1,350	5.75%, 11/01/2024	1,369
1,000	5.75%, 09/15/2025	1,017
675	Envision Healthcare Corp., 5.63%, 07/15/2022	689
	HCA, Inc.,
1,000	5.25%, 06/15/2026	1,025
8,610	5.38%, 02/01/2025	8,753
1,150	5.88%, 05/01/2023	1,209
3,440	5.88%, 02/15/2026	3,560
3,207	7.50%, 02/15/2022	3,548
1,970	Kindred Healthcare, Inc., 8.75%, 01/15/2023	2,108
EUR 900	Synlab Bondco plc, (United Kingdom), Reg. S, 6.25%, 07/01/2022	1,145
529	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	484
	Tenet Healthcare Corp.,
340	4.38%, 10/01/2021	338
1,000	4.50%, 04/01/2021	1,003
2,500	6.75%, 06/15/2023	2,500
5,645	7.50%, 01/01/2022 (e)	5,963
1,095	8.13%, 04/01/2022	1,153

		39,015

	Health Care Technology — 0.2%
	Quintiles IMS, Inc.,
EUR 300	Reg. S, 3.25%, 03/15/2025	369
EUR 1,600	Reg. S, 3.50%, 10/15/2024	2,014
1,250	5.00%, 10/15/2026 (e)	1,254

		3,637

	Life Sciences Tools & Services — 0.1%
2,170	Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	2,029

	Pharmaceuticals — 1.2%
1,335	Allergan Funding SCS, 4.85%, 06/15/2044	1,344
325	Endo Dac, 6.00%, 07/15/2023 (e)	244

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
1,212	inVentiv Group Holdings, Inc., 7.50%, 10/01/2024 (e)	1,297
EUR 475	Nidda BondCo GmbH, (Germany), Reg. S, 5.00%, 09/30/2025	574
EUR 650	Nidda Healthcare Holding GmbH, (Germany), Reg. S, 3.50%, 09/30/2024	795
3,095	Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	2,989
4,668	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.15%, 10/01/2026	3,787
	Valeant Pharmaceuticals International, Inc.,
EUR 650	Reg. S, 4.50%, 05/15/2023	693
6,930	5.88%, 05/15/2023 (e)	6,159
1,255	6.13%, 04/15/2025 (e)	1,100
730	6.50%, 03/15/2022 (e)	759
350	6.75%, 08/15/2021 (e)	341
2,225	7.00%, 03/15/2024 (e)	2,345
2,000	7.50%, 07/15/2021 (e)	2,010

		24,437

	Total Health Care	80,554

	Industrials — 3.9%
	Aerospace & Defense — 0.8%
1,252	Arconic, Inc., 5.90%, 02/01/2027	1,346
466	Bombardier, Inc., (Canada), 8.75%, 12/01/2021 (e)	511
3,705	Harris Corp., 4.85%, 04/27/2035	3,969
1,920	KLX, Inc., 5.88%, 12/01/2022 (e)	1,977
1,145	Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025 (e)	1,194
EUR 1,200	Leonardo SpA, (Italy), 4.88%, 03/24/2025	1,728
2,250	Rockwell Collins, Inc., 3.50%, 03/15/2027	2,194
412	TransDigm, Inc., 6.50%, 07/15/2024	425
	Triumph Group, Inc.,
1,370	4.88%, 04/01/2021	1,336
525	7.75%, 08/15/2025	542

		15,222

	Air Freight & Logistics — 0.1%
2,720	XPO Logistics, Inc., 6.50%, 06/15/2022 (e)	2,827

	Airlines — 0.2%
4,039	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	4,130

	Building Products — 0.4%
1,000	James Hardie International Finance DAC, (Ireland), 4.75%, 01/15/2025 (e)	990
1,015	Jeld-Wen, Inc., 4.63%, 12/15/2025 (e)	992

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Building Products — continued
	Masco Corp.,
1,590	3.50%, 11/15/2027	1,519
1,173	4.38%, 04/01/2026	1,199
	Owens Corning,
1,770	4.30%, 07/15/2047	1,629
380	4.40%, 01/30/2048	355
965	Standard Industries, Inc., 4.75%, 01/15/2028 (e)	926

		7,610

	Commercial Services & Supplies — 0.4%
2,280	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	2,291
635	ADT Corp. (The), 4.13%, 06/15/2023	618
1,300	Clean Harbors, Inc., 5.13%, 06/01/2021	1,308
255	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.37%, 12/21/2065 (e) (aa)	252
531	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	578
EUR 500	SPIE SA, (France), Reg. S, 3.13%, 03/22/2024	630
EUR 963	Verisure Holding AB, (Sweden), Reg. S, 6.00%, 11/01/2022	1,241

		6,918

	Construction & Engineering — 0.0% (g)
205	MasTec, Inc., 4.88%, 03/15/2023	205

	Electrical Equipment — 0.1%
950	General Cable Corp., 5.75%, 10/01/2022	976
	Orano SA, (France),
EUR 550	4.38%, 11/06/2019	710
EUR 800	4.88%, 09/23/2024	1,081

		2,767

	Industrial Conglomerates — 0.2%
2,655	General Electric Co., 4.50%, 03/11/2044	2,630
1,710	Roper Technologies, Inc., 3.80%, 12/15/2026	1,714

		4,344

	Machinery — 0.4%
EUR 600	CNH Industrial Finance Europe SA, (United Kingdom), Reg. S, 2.88%, 05/17/2023	797
EUR 556	Galapagos SA, (Luxembourg), Reg. S, 5.38%, 06/15/2021	661
	Novelis Corp.,
92	5.88%, 09/30/2026 (e)	93
1,113	6.25%, 08/15/2024 (e)	1,138
1,680	SPX FLOW, Inc., 5.63%, 08/15/2024 (e)	1,709

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Machinery — continued
114	Tennant Co., 5.63%, 05/01/2025	117
3,420	Welbilt, Inc., 9.50%, 02/15/2024	3,796

		8,311

	Marine — 0.1%
	Hapag-Lloyd AG, (Germany),
EUR 700	Reg. S, 5.13%, 07/15/2024	867
EUR 300	Reg. S, 6.75%, 02/01/2022	386

		1,253

	Professional Services — 0.0% (g)
200	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	202
EUR 350	La Financiere Atalian SAS, (France), Reg. S, 4.00%, 05/15/2024	441

		643

	Road & Rail — 0.8%
734	Ashtead Capital, Inc., (United Kingdom), 5.63%, 10/01/2024 (e)	765
	Avis Budget Car Rental LLC,
2,440	5.50%, 04/01/2023	2,422
1,380	6.38%, 04/01/2024 (e)	1,411
	Europcar Groupe SA, (France),
EUR 700	Reg. S, 4.13%, 11/15/2024	857
EUR 800	Reg. S, 5.75%, 06/15/2022	1,012
	Herc Rentals, Inc.,
425	7.50%, 06/01/2022 (e)	455
1,280	7.75%, 06/01/2024 (e)	1,395
	Hertz Corp. (The),
2,550	6.25%, 10/15/2022	2,415
3,000	7.38%, 01/15/2021	2,985
1,865	7.63%, 06/01/2022 (e)	1,921
EUR 825	Loxam SAS, (France), Reg. S, 4.25%, 04/15/2024	1,064

		16,702

	Trading Companies & Distributors — 0.4%
2,000	HD Supply, Inc., 5.75%, 04/15/2024 (e)	2,097
	Rexel SA, (France),
EUR 900	Reg. S, 2.63%, 06/15/2024	1,127
EUR 600	Reg. S, 3.50%, 06/15/2023	767
	United Rentals North America, Inc.,
795	5.75%, 11/15/2024	823
2,100	5.88%, 09/15/2026	2,206

		7,020

	Total Industrials	77,952

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	111

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Information Technology — 2.8%
	Communications Equipment — 0.3%
265	Avaya, Inc., 7.00%, 04/01/2019 (d) (bb)	—	(h)
3,515	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	3,630
94	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	64
1,240	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	1,163
EUR 250	Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.88%, 03/01/2024	294
5	ViaSat, Inc., 5.63%, 09/15/2025 (e)	5

		5,156

	Internet Software & Services — 0.2%
32	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	33
1,595	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	1,663
15	VeriSign, Inc., 4.75%, 07/15/2027	15
	Zayo Group LLC,
40	5.75%, 01/15/2027 (e)	40
2,795	6.00%, 04/01/2023	2,903

		4,654

	IT Services — 0.5%
415	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	417
185	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	184
	First Data Corp.,
750	5.38%, 08/15/2023 (e)	763
9,205	5.75%, 01/15/2024 (e)	9,366

		10,730

	Semiconductors & Semiconductor Equipment — 0.8%
3,065	Amkor Technology, Inc., 6.63%, 06/01/2021	3,092
	Analog Devices, Inc.,
1,450	3.50%, 12/05/2026	1,416
380	4.50%, 12/05/2036	392
970	Entegris, Inc., 4.63%, 02/10/2026 (e)	953
1,550	MagnaChip Semiconductor SA, (South Korea), 5.00%, 03/01/2021	2,097
460	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	471
744	Microsemi Corp., 9.13%, 04/15/2023 (e)	824
1,825	NXP BV, (Netherlands), 5.75%, 03/15/2023 (e)	1,879
3,676	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	3,897

		15,021

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — 0.5%
93	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	102
1,250	Infor Software Parent LLC, (cash), 7.13%, 05/01/2021 (e) (v)	1,272
4,450	Infor US, Inc., 6.50%, 05/15/2022	4,550
890	Informatica LLC, 7.13%, 07/15/2023 (e)	907
21	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	22
3,820	Oracle Corp., 4.00%, 07/15/2046	3,775

		10,628

	Technology Hardware, Storage & Peripherals — 0.5%
2,015	Apple, Inc., 3.35%, 02/09/2027	1,986
3,625	Dell International LLC, 6.02%, 06/15/2026 (e)	3,878
3,510	Western Digital Corp., 7.38%, 04/01/2023 (e)	3,816

		9,680

	Total Information Technology	55,869

	Materials — 2.5%
	Chemicals — 1.1%
900	Ashland LLC, 4.75%, 08/15/2022	920
EUR 650	Axalta Coating Systems LLC, Reg. S, 4.25%, 08/15/2024	840
1,725	CF Industries, Inc., 4.50%, 12/01/2026 (e)	1,756
	Chemours Co. (The),
945	6.63%, 05/15/2023	993
150	7.00%, 05/15/2025	162
194	Gates Global LLC, 6.00%, 07/15/2022 (e)	198
1,230	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	1,348
740	Hexion, Inc., 6.63%, 04/15/2020	688
EUR 900	Huntsman International LLC, 4.25%, 04/01/2025	1,248
EUR 900	INEOS Finance plc, (Luxembourg), Reg. S, 4.00%, 05/01/2023	1,125
2,220	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	2,256
EUR 300	Kronos International, Inc., Reg. S, 3.75%, 09/15/2025	377
1,670	NOVA Chemicals Corp., (Canada), 5.25%, 06/01/2027 (e)	1,632
400	PolyOne Corp., 5.25%, 03/15/2023	404
EUR 1,000	PSPC Escrow Corp., Reg. S, 6.00%, 02/01/2023	1,272
1,350	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	1,460
2,230	Scotts Miracle-Gro Co. (The), 6.00%, 10/15/2023	2,330
EUR 900	Solvay Finance SA, (Belgium), Reg. S, (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (x) (y) (aa)	1,284

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
800	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	809
400	Westlake Chemical Corp., 4.88%, 05/15/2023	409

		21,511

	Construction Materials — 0.2%
771	Cemex SAB de CV, (Mexico), 7.75%, 04/16/2026 (e)	856
	Martin Marietta Materials, Inc.,
2,065	3.50%, 12/15/2027	1,984
706	4.25%, 12/15/2047	656

		3,496

	Containers & Packaging — 0.7%
	Ardagh Packaging Finance plc, (Ireland),
EUR 300	Reg. S, 2.75%, 03/15/2024	371
1,870	6.00%, 02/15/2025 (e)	1,917
EUR 1,400	Reg. S, 6.75%, 05/15/2024	1,864
1,320	7.25%, 05/15/2024 (e)	1,414
EUR 800	Ball Corp., 4.38%, 12/15/2023	1,103
EUR 1,150	Crown European Holdings SA, Reg. S, 4.00%, 07/15/2022	1,531
EUR 450	Horizon Holdings I SAS, (France), Reg. S, 7.25%, 08/01/2023	576
3,072	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	3,114
EUR 1,250	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.75%, 02/15/2023	1,582
EUR 350	Silgan Holdings, Inc., 3.25%, 03/15/2025	435

		13,907

	Metals & Mining — 0.4%
	AK Steel Corp.,
90	7.00%, 03/15/2027	91
84	7.50%, 07/15/2023	90
200	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	215
	ArcelorMittal, (Luxembourg),
EUR 1,300	Reg. S, 3.13%, 01/14/2022	1,721
462	6.50%, 02/25/2022	502
GBP 100	BHP Billiton Finance Ltd., (Australia), Reg. S, (GBP Swap 5 Year + 4.82%), 6.50%, 10/22/2077 (aa)	160
325	FMG Resources August 2006 Pty. Ltd., (Australia), 9.75%, 03/01/2022 (e)	359
	Freeport-McMoRan, Inc.,
526	3.55%, 03/01/2022	512
2,195	4.55%, 11/14/2024	2,145

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
60	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	64
EUR 425	Nyrstar Netherlands Holdings BV, (Belgium), Reg. S, 6.88%, 03/15/2024	531
151	Steel Dynamics, Inc., 5.00%, 12/15/2026	154
237	Teck Resources Ltd., (Canada), 6.13%, 10/01/2035	258
	thyssenkrupp AG, (Germany),
EUR 1,300	Reg. S, 1.38%, 03/03/2022	1,600
EUR 275	Reg. S, 2.50%, 02/25/2025	356

		8,758

	Paper & Forest Products — 0.1%
	Smurfit Kappa Acquisitions ULC, (Ireland),
EUR 600	Reg. S, 2.38%, 02/01/2024	755
EUR 802	Reg. S, 3.25%, 06/01/2021	1,048

		1,803

	Total Materials	49,475

	Real Estate — 1.1%
	Equity Real Estate Investment Trusts (REITs) — 1.1%
1,695	American Tower Corp., 3.60%, 01/15/2028	1,609
	CyrusOne LP,
106	5.00%, 03/15/2024	107
65	5.38%, 03/15/2027	65
	Equinix, Inc.,
EUR 1,250	2.88%, 10/01/2025	1,511
310	5.75%, 01/01/2025	324
925	5.88%, 01/15/2026	969
1,525	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	1,521
	GEO Group, Inc. (The),
500	5.13%, 04/01/2023	498
1,000	5.88%, 01/15/2022	1,026
840	5.88%, 10/15/2024	848
110	Iron Mountain, Inc., 5.75%, 08/15/2024	109
2,810	Liberty Property LP, 3.38%, 06/15/2023	2,814
3,055	Realty Income Corp., 3.00%, 01/15/2027	2,862
	RHP Hotel Properties LP,
495	5.00%, 04/15/2021	497
530	5.00%, 04/15/2023	532
1,120	SBA Communications Corp., 4.88%, 09/01/2024	1,106
2,565	Uniti Group LP, 6.00%, 04/15/2023 (e)	2,482
2,865	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	2,939
1,226	VICI Properties 1 LLC, 8.00%, 10/15/2023	1,361

	Total Real Estate	23,180

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	113

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 5.3%
	Diversified Telecommunication Services — 3.7%
	AT&T, Inc.,
EUR 700	3.15%, 09/04/2036	870
3,530	3.90%, 03/11/2024	3,560
1,770	3.90%, 08/14/2027	1,756
640	4.80%, 06/15/2044	613
178	5.15%, 02/14/2050	178
1,195	5.25%, 03/01/2037	1,239
	CCO Holdings LLC,
2,280	5.13%, 05/01/2027 (e)	2,192
3,700	5.38%, 05/01/2025 (e)	3,714
70	5.50%, 05/01/2026 (e)	70
11,015	5.75%, 02/15/2026 (e)	11,166
685	5.88%, 04/01/2024 (e)	708
EUR 500	Cellnex Telecom SA, (Spain), Reg. S, 2.38%, 01/16/2024	619
2,605	CenturyLink, Inc., Series W, 6.75%, 12/01/2023	2,566
130	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	123
2,000	Cogent Communications Finance, Inc., 5.63%, 04/15/2021 (e)	2,040
82	Consolidated Communications, Inc., 6.50%, 10/01/2022	72
EUR 1,000	eircom Finance DAC, (Ireland), Reg. S, 4.50%, 05/31/2022	1,250
586	Embarq Corp., 8.00%, 06/01/2036	555
	Frontier Communications Corp.,
3,250	6.88%, 01/15/2025	1,983
156	9.25%, 07/01/2021	144
62	10.50%, 09/15/2022	53
147	11.00%, 09/15/2025	115
804	GCI, Inc., 6.75%, 06/01/2021	816
	Intelsat Jackson Holdings SA, (Luxembourg),
1,961	5.50%, 08/01/2023	1,623
1,420	7.25%, 10/15/2020	1,323
2,120	7.50%, 04/01/2021	1,925
1,927	8.00%, 02/15/2024 (e)	2,023
	Level 3 Financing, Inc.,
376	5.38%, 08/15/2022	380
2,275	5.38%, 05/01/2025	2,258
94	5.63%, 02/01/2023	95
EUR 800	OTE plc, (Greece), Reg. S, 3.50%, 07/09/2020	1,032
	SFR Group SA, (France),
EUR 750	Reg. S, 5.38%, 05/15/2022	934
EUR 900	Reg. S, 5.63%, 05/15/2024	1,112
1,585	6.00%, 05/15/2022 (e)	1,543

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services— continued
	Sprint Capital Corp.,
250	6.88%, 11/15/2028	239
6,020	8.75%, 03/15/2032	6,531
	Telecom Italia Capital SA, (Italy),
124	6.00%, 09/30/2034	130
218	6.38%, 11/15/2033	239
80	7.20%, 07/18/2036	94
38	7.72%, 06/04/2038	46
	Telecom Italia SpA, (Italy),
EUR 900	Reg. S, 3.00%, 09/30/2025	1,152
EUR 800	Reg. S, 3.25%, 01/16/2023	1,061
EUR 1,100	Reg. S, 3.63%, 05/25/2026	1,467
1,720	Telefonica Emisiones SAU, (Spain), 5.21%, 03/08/2047	1,808
	Verizon Communications, Inc.,
1,710	3.85%, 11/01/2042	1,490
1,615	4.27%, 01/15/2036	1,549
1,300	4.86%, 08/21/2046	1,289
EUR 1,100	Virgin Media Finance plc, (United Kingdom), Reg. S, 4.50%, 01/15/2025	1,379
1,595	Virgin Media Secured Finance plc, (United Kingdom), 5.50%, 08/15/2026 (e)	1,579
	Windstream Services LLC,
240	6.38%, 08/01/2023	140
3,437	8.75%, 12/15/2024 (e)	2,199

		73,042

	Wireless Telecommunication Services — 1.6%
EUR 200	Crystal Almond SARL, (Greece), Reg. S, 10.00%, 11/01/2021	267
	Hughes Satellite Systems Corp.,
160	5.25%, 08/01/2026	156
57	6.63%, 08/01/2026	58
EUR 1,000	Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.88%, 05/01/2022	1,238
	SoftBank Group Corp., (Japan),
EUR 800	Reg. S, 3.13%, 09/19/2025	932
EUR 600	Reg. S, 4.00%, 07/30/2022	781
200	4.50%, 04/15/2020 (e)	202
	Sprint Communications, Inc.,
210	6.00%, 11/15/2022	207
188	7.00%, 03/01/2020 (e)	198
126	7.00%, 08/15/2020	132
	Sprint Corp.,
83	7.13%, 06/15/2024	82
194	7.25%, 09/15/2021	203

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
3,365	7.63%, 02/15/2025	3,365
7,834	7.88%, 09/15/2023	8,108
	Telefonica Europe BV, (Spain),
EUR 2,400	Reg. S, (EUR Swap Annual 5 Year + 3.81%), 4.20%, 12/04/2019 (x) (y) (aa)	3,089
EUR 800	Reg. S, (EUR Swap Annual 10 Year + 4.30%), 5.88%, 03/31/2024 (x) (y) (aa)	1,134
EUR 400	Reg. S, (EUR Swap Annual 8 Year + 5.59%), 7.63%, 09/18/2021 (x) (y) (aa)	586
	T-Mobile USA, Inc.,
96	4.50%, 02/01/2026	94
96	4.75%, 02/01/2028	94
3,820	6.50%, 01/15/2024	4,001
3,115	6.50%, 01/15/2026	3,341
190	6.63%, 04/01/2023	197
108	6.84%, 04/28/2023	112
1,000	United States Cellular Corp., 6.70%, 12/15/2033	1,050
	Wind Tre SpA, (Italy),
EUR 250	Reg. S, 2.63%, 01/20/2023	277
EUR 800	Reg. S, 3.13%, 01/20/2025	871
1,545	5.00%, 01/20/2026 (e)	1,330

		32,105

	Total Telecommunication Services	105,147

	Utilities — 2.0%
	Electric Utilities — 1.4%
EUR 1,300	EDP – Energias de Portugal SA, (Portugal), Reg. S, (EUR Swap Annual 5 Year + 5.04%), 5.38%, 09/16/2075 (aa)	1,755
3,130	Emera US Finance LP, (Canada), 3.55%, 06/15/2026	3,013
	Enel Finance International NV, (Italy),
4,620	2.88%, 05/25/2022 (e)	4,531
2,675	3.50%, 04/06/2028 (e)	2,517
GBP 600	Reg. S, 5.63%, 08/14/2024	983
	Enel SpA, (Italy),
EUR 450	Reg. S, (EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/2075 (aa)	591
EUR 2,544	Reg. S, (EUR Swap Annual 5 Year + 5.24%), 6.50%, 01/10/2074 (aa)	3,265
1,605	Entergy Corp., 2.95%, 09/01/2026	1,510
2,385	FirstEnergy Corp., Series B, 3.90%, 07/15/2027	2,355
3,790	FirstEnergy Transmission LLC, 5.45%, 07/15/2044 (e)	4,346
3,355	ITC Holdings Corp., 3.25%, 06/30/2026	3,227

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
2,500	Texas Competitive Electric Holdings Co. LLC, 8.50%, 05/01/2020 (d) (bb)	25

		28,118

	Gas Utilities — 0.0% (g)
	AmeriGas Partners LP,
92	5.75%, 05/20/2027	91
395	5.88%, 08/20/2026	396

		487

	Independent Power and Renewable Electricity Producers — 0.3%
	AES Corp.,
183	5.13%, 09/01/2027	185
1,375	5.50%, 04/15/2025	1,410
599	Calpine Corp., 5.75%, 01/15/2025	561
890	Dynegy, Inc., 7.63%, 11/01/2024	957
1,470	Exelon Generation Co. LLC, 2.95%, 01/15/2020	1,470
	GenOn Energy, Inc.,
20	9.50%, 10/15/2018 (d)	16
275	9.88%, 10/15/2020 (d)	229

		4,828

	Multi-Utilities — 0.3%
GBP 1,800	NGG Finance plc, (United Kingdom), Reg. S, (GBP Swap 12 Year + 3.48%), 5.63%, 06/18/2073 (aa)	2,785
625	NiSource, Inc., 4.38%, 05/15/2047	633
EUR 600	RWE AG, (Germany), Reg. S, (EUR Swap Annual 5 Year + 3.25%), 3.50%, 04/21/2075 (aa)	769
2,495	Sempra Energy, 3.80%, 02/01/2038	2,364

		6,551

	Total Utilities	39,984

	Total Corporate Bonds (Cost $939,433)	941,587

Foreign Government Securities — 10.8%
BRL 90,600	Brazil Notas do Tesouro Nacional, (Brazil), 10.00%, 01/01/2021	29,013
JPY 4,688,379	Japan Government Bond, (Japan), 0.10%, 03/10/2026	46,416
IDR 731,395,000	Republic of Indonesia, (Indonesia), 8.25%, 05/15/2036	57,188
ZAR 153,450	Republic of South Africa, (South Africa), 6.50%, 02/28/2041	9,830

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	115

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Russian Federation, (Russia),
RUB 1,075,000	7.70%, 03/23/2033	19,910
RUB 847,300	7.75%, 09/16/2026	15,890
RUB 1,096,500	8.15%, 02/03/2027	21,149
EUR 13,479	Spain Government Bond, (Spain), Reg. S, 2.70%, 10/31/2048 (e)	16,626

	Total Foreign Government Securities (Cost $213,998)	216,022

Private Placements — 1.8%
	Commercial Loan— 1.8%
20,000	Park West Shopping Center, 4.83%, 01/06/2019 (bb)	20,000
16,000	Truax Building Funding LLC, 5.48%, 01/01/2020 (bb)	16,000

	Total Private Placements (Cost $36,000)	36,000

U.S. Treasury Obligation — 2.5%
48,600	U.S. Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046 (Cost $53,601)	50,737

SHARES
Common Stocks — 0.2%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
78	Caesars Entertainment Corp. (a)	989

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
6	Goodman Private (a) (bb)	—	(h)
24	UCI Holdings LLC, (New Zealand) (a) (bb)	434

	Total Financials	434

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
11	Avaya Holdings Corp. (a)	227

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
132	VICI Properties, Inc. (a)	2,585

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
27	NII Holdings, Inc. (a)	35

	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
20	Vistra Energy Corp. (a)	387

	Total Common Stocks (Cost $4,254)	4,657

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — 0.0% (g)
		Financials — 0.0% (g)
		Capital Markets — 0.0% (g)
7		Goodman Private Preferred Shares (a) (bb)	23

		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.84%, 04/05/2018 ($1,000 par value) (aa) @	399

		Total Preferred Stocks (Cost $368)	422

PRINCIPAL AMOUNT
Loan Assignments — 0.7% (cc)
		Consumer Discretionary — 0.4%
		Diversified Consumer Services — 0.1%
626		Spin Holdco, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 5.49%, 11/14/2022 (aa)	629

		Hotels, Restaurants & Leisure — 0.1%
108		Golden Nugget, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.98%, 10/04/2023 (aa)	109
2,528		Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.59%, 08/11/2022 (aa) (bb)	2,496

			2,605

		Media — 0.2%
400		iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.44%, 01/30/2019 (d) (aa)	318
949		iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 9.19%, 07/30/2019 (d) (aa)	752
200		Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 12/27/2020 (aa)	200
2,159		Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 03/15/2024 (aa)	2,132

			3,402

		Specialty Retail — 0.0% (g)
619		PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 03/11/2022 (aa)	504

		Total Consumer Discretionary	7,140

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
879	Albertsons LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.96%, 06/22/2023 (aa)	865
470	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.65%, 12/05/2023 (aa)	416

		1,281

	Food Products — 0.0% (g)
1,254	Dole Food Co., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75; US Prime Rate + 1.75%), 4.36%, 04/06/2024 (aa)	1,259

	Total Consumer Staples	2,540

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
664	National Mentor Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.69%, 01/31/2021 (aa)	669

	Pharmaceuticals — 0.0% (g)
84	Concordia Healthcare Corp., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 10/21/2021 (aa)	75

	Total Health Care	744

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
20	MacDonald Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.33%, 10/04/2024 (aa)	20

	Information Technology — 0.1%
	IT Services — 0.1%
1,237	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.87%, 04/26/2024 (aa)	1,240

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
335	Gemini HDPE LLC, Advance, (ICE LIBOR USD 3 Month + 2.50%), 4.28%, 08/07/2024 (aa)	336

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
643	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 10/02/2024 (aa)	648

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
159	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 10/05/2023 (aa)	156

	Total Telecommunication Services	804

	Total Loan Assignments (Cost $13,208)	12,824

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
42	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	30

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
2,538	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $2,538)	2,538

	Total Investments — 97.1% (Cost $1,939,963)	1,945,763
	Other Assets in Excess of Liabilities — 2.9%	59,380

	NET ASSETS — 100.0%	$2,005,143

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	117

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Over the Counter (“OTC”) Interest rate swaptions purchased outstanding as of February 28, 2018:
DESCRIPTION	COUNTERPARTY	EXPIRATION DATE	EXERCISE RATE	PAY FLOATING RATE INDEX	RECEIVE FINANCING RATE	NOTIONAL AMOUNT	VALUE ($)
Put Contracts
European Option, 10 Year Interest Rate Swap, expiring 03/23/2018	Barclays Bank plc	03/23/2018	2.70%	3 Month LIBOR Quarterly	2.70% Semi-annually	USD 306,718	320
European Option, 10 Year Interest Rate Swap, expiring 03/23/2018	Barclays Bank plc	03/23/2018	2.51%	3 Month LIBOR Quarterly	2.51% Semi-annually	USD 306,718	33
European Option, 10 Year Interest Rate Swap, expiring 03/23/2018	Citibank, NA	03/23/2018	2.70%	3 Month LIBOR Quarterly	2.70% Semi-annually	USD 306,718	320
European Option, 10 Year Interest Rate Swap, expiring 03/23/2018	Citibank, NA	03/23/2018	2.51%	3 Month LIBOR Quarterly	2.51% Semi-annually	USD 306,718	32

Total OTC Swaptions Purchased (Premiums Paid $1,699)							705

OTC Interest rate swaptions written outstanding as of February 28, 2018:
DESCRIPTION	COUNTERPARTY	EXPIRATION DATE	EXERCISE RATE	PAY FLOATING RATE INDEX	RECEIVE FINANCING RATE	NOTIONAL AMOUNT	VALUE ($)
Call Contracts
European Option, 10 Year Interest Rate Swap, expiring 03/23/2018	Barclays Bank plc	03/23/2018	2.58%	3 Month LIBOR Quarterly	2.58% Semi-annually	USD 613,436	(146)
European Option, 10 Year Interest Rate Swap, expiring 03/23/2018	Citibank, NA	03/23/2018	2.58%	3 Month LIBOR Quarterly	2.58% Semi-annually	USD 613,436	(145)

Total OTC Swaptions Written (Premiums Received $1,060)							(291)

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	154	03/2018	EUR	24,620	(262)
Euro-Bund	86	03/2018	EUR	16,728	(365)
Euro-Buxl	23	03/2018	EUR	4,533	(175)
Euro-Schatz	9	03/2018	EUR	1,229	1
Canada 10 Year Bond	1,267	06/2018	CAD	130,018	804
U.S. Treasury 2 Year Note	2,239	06/2018	USD	475,718	30

					33

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bund	(446)	03/2018	EUR	(86,754)	1,868
Euro-Buxl	(98)	03/2018	EUR	(19,314)	(301)
Japan 10 Year Bond	(37)	03/2018	JPY	(52,340)	(34)
Long Gilt	(29)	06/2018	GBP	(4,834)	(22)
U.S. Treasury 5 Year Note	(1,538)	06/2018	USD	(175,236)	(220)
3 Month Eurodollar	(2,152)	12/2019	USD	(522,667)	3,216

					4,507

					4,540

Forward foreign currency exchange contracts outstanding as of February 28, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	380	USD	463	Australia & New Zealand Banking Group Ltd.	03/13/2018	1
EUR	162	USD	196	State Street Corp.	03/13/2018	2
EUR	149	USD	182	TD Bank Financial Group	03/13/2018	— (h)
JPY	3,813,867	USD	33,840	Australia & New Zealand Banking Group Ltd.	03/13/2018	1,930
USD	10,146	AUD	12,745	BNP Paribas	03/13/2018	247
USD	42,289	AUD	53,921	HSBC Bank, NA	03/13/2018	408
USD	1,109	CAD	1,388	Australia & New Zealand Banking Group Ltd.	03/13/2018	27
USD	40,266	CAD	50,487	Goldman Sachs International	03/13/2018	914
USD	6,130	CAD	7,661	Royal Bank of Canada	03/13/2018	159
USD	1,000	EUR	804	Australia & New Zealand Banking Group Ltd.	03/13/2018	18
USD	1,309	EUR	1,050	BNP Paribas	03/13/2018	27
USD	17,837	EUR	14,444	Citibank, NA	03/13/2018	201
USD	440	EUR	357	Goldman Sachs International	03/13/2018	5
USD	431	EUR	346	Royal Bank of Canada	03/13/2018	8
USD	202	EUR	165	Standard Chartered Bank	03/13/2018	1
USD	203	EUR	164	State Street Corp.	03/13/2018	2
USD	116	EUR	93	Union Bank of Switzerland AG	03/13/2018	2
USD	727	GBP	524	BNP Paribas	03/13/2018	6
USD	972	GBP	699	State Street Corp.	03/13/2018	9
USD	21,046	SEK	171,047	Standard Chartered Bank	03/13/2018	389

Total unrealized appreciation						4,356

AUD	53,921	NZD	59,607	HSBC Bank, NA	03/13/2018	(1,103)
CAD	1,000	USD	801	Australia & New Zealand Banking Group Ltd.	03/13/2018	(21)
CAD	7,466	USD	5,973	BNP Paribas	03/13/2018	(154)
CHF	37,856	USD	41,012	Credit Suisse International	03/13/2018	(889)
CHF	2,842	USD	3,031	Deutsche Bank AG	03/13/2018	(19)
CNH	251,183	USD	39,917	HSBC Bank, NA	03/13/2018	(254)
EUR	1,017	USD	1,254	Australia & New Zealand Banking Group Ltd.	03/13/2018	(13)
EUR	783	USD	961	Citibank, NA	03/13/2018	(5)
EUR	224	USD	278	Deutsche Bank AG	03/13/2018	(4)
EUR	283	USD	350	HSBC Bank, NA	03/13/2018	(4)
EUR	870	USD	1,086	Merrill Lynch International	03/13/2018	(24)
EUR	923	USD	1,144	Royal Bank of Canada	03/13/2018	(17)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	119

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	189	USD	236	State Street Corp.	03/13/2018	(4)
GBP	382	USD	538	Australia & New Zealand Banking Group Ltd.	03/13/2018	(12)
GBP	605	USD	849	HSBC Bank, NA	03/13/2018	(16)
NZD	4,157	USD	3,060	Australia & New Zealand Banking Group Ltd.	03/13/2018	(62)
SEK	64	USD	8	Goldman Sachs International	03/13/2018	— (h)
SEK	170,983	USD	21,090	TD Bank Financial Group	03/13/2018	(441)
SGD	27,823	USD	21,231	HSBC Bank, NA	03/13/2018	(226)
USD	41,885	CHF	40,698	Royal Bank of Canada	03/13/2018	(1,249)
USD	3,718	EUR	3,071	BNP Paribas	03/13/2018	(32)
USD	142,496	EUR	118,424	Merrill Lynch International	03/13/2018	(2,096)
USD	216	EUR	180	Standard Chartered Bank	03/13/2018	(3)
USD	8,886	GBP	6,546	BNP Paribas	03/13/2018	(129)
USD	77,885	JPY	8,759,149	Deutsche Bank AG	03/13/2018	(4,268)
USD	20,984	SGD	27,823	Standard Chartered Bank	03/13/2018	(21)

Total unrealized depreciation						(11,066)

Net unrealized depreciation						(6,710)

Centrally Cleared Interest rate swap contracts outstanding as of February 28, 2018:
FLOATING RATE INDEX(a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
3 Month LIBOR quarterly	2.60 semi-annually	Receive	01/23/2022	USD	135,300	—	812
3 Month LIBOR quarterly	2.60 semi-annually	Receive	01/23/2022	USD	1,341,200	—	9,233
3 Month LIBOR quarterly	2.84 semi-annually	Receive	01/23/2028	USD	22,600	—	167
3 Month LIBOR quarterly	2.92 semi-annually	Receive	01/23/2028	USD	167,900	—	719

						—	10,931

3 Month LIBOR quarterly	2.48 semi-annually	Pay	01/23/2020	USD	99,500	—	(242)
3 Month LIBOR quarterly	2.48 semi-annually	Pay	01/23/2020	USD	738,900	—	(1,765)
3 Month LIBOR quarterly	2.56 semi-annually	Pay	01/23/2021	USD	200,200	—	(948)
3 Month LIBOR quarterly	2.56 semi-annually	Pay	01/23/2021	USD	1,990,800	—	(9,431)
3 Month LIBOR quarterly	3.00 semi-annually	Receive	11/15/2027	USD	379,100	—	(3,082)
3 Month LIBOR quarterly	3.08 semi-annually	Receive	11/15/2043	USD	78,900	—	(1,549)
3 Month LIBOR quarterly	3.09 semi-annually	Receive	02/15/2036	USD	50,200	—	(736)

						—	(17,753)

						—	(6,822)

(a)	Value of floating rate index at February 28, 2018 was 2.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

ABX	— Asset-Backed Securities Index
ACES	— Alternative Credit Enhancement Securities
ARCECOES	— Argentina Reference Stabilization Coefficient CER
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDX	— Credit Default Swap Index
CHF	— Swiss Franc
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CNH	— China Renminbi
CNY	— China Yuan
CSMC	— Credit Suisse Mortgage Trust
CZK	— Czech Republic Koruna
DIP	— Debtor-in-possession
DN	— Discount Notes
EGP	— Egyptian Pound
EUR	— Euro
Euribor	— Euro InterBank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2018. The rate may be subject to a cap and floor.

INR	— Indian Rupee
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Republic Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RON	— Romanian Leu

RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2018.
TBA	— To Be Announced
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2018.
(n)	— The rate shown is the effective yield as of February 28, 2018.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2018.

(y)	— Security is an interest bearing note with preferred security characteristics.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2018.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	121

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Strategic Income Opportunities Fund	$1,520

@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2018.
^	— All or a portion of the security is unsettled as of February 28, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
**	— Non-deliverable forward. See Note 2.G.(3). in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	123

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

(Amounts in thousands, except per share amounts)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund
ASSETS:
Investments in non-affiliates, at value	$852,948		$207,126		$1,756,473
Investments in affiliates, at value	23,918		5,094		4,290
Cash	216		13		376
Foreign currency, at value	26		115		993
Deposits at broker for futures contracts	68		—		—
Receivables:
Due from custodian	—		302		—
Investment securities sold	19,657		70		20,555
Fund shares sold	242		1		135
Interest from non-affiliates	8,153		3,070		28,436
Dividends from affiliates	30		9		51
Variation margin on futures contracts	229		23		—
Unrealized appreciation on forward foreign currency exchange contracts	114		9		6,271
Outstanding OTC swap contracts, at value (net upfront payments of $0, $0 and $1,660, respectively)	—		—		1,854

Total Assets	905,601		215,832		1,819,434

LIABILITIES:
Payables:
Investment securities purchased	19,142		799		30,080
Fund shares redeemed	1,048		12		204
Unrealized depreciation on forward foreign currency exchange contracts	1		60		6,948
Outstanding OTC swap contracts, at value (net upfront receipts of $0, $0 and $914, respectively)	—		—		1,078
Accrued liabilities:
Investment advisory fees	142		99		858
Administration fees	17		—		40
Distribution fees	26		—	(a)	24
Service fees	9		1		51
Custodian and accounting fees	39		12		60
Collateral management fees	—		3		1
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)
Deferred foreign capital gains tax	—		—		11
Audit fees	66		63		65
Other	40		3		57

Total Liabilities	20,530		1,052		39,477

Net Assets	$885,071		$214,780		$1,779,957

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
NET ASSETS:
Paid-in-Capital	$891,325	$214,263	$1,950,560
Accumulated undistributed (distributions in excess of) net investment income	92	(80)	296
Accumulated net realized gains (losses)	3,243	597	(176,689)
Net unrealized appreciation (depreciation)	(9,589)	— (a)	5,790

Total Net Assets	$885,071	$214,780	$1,779,957

Net Assets:
Class A	$131,675	$809	$106,525
Class C	753	52	6,597
Class I (formerly Select Class)	48,565	2,620	96,247
Class R5	—	—	625
Class R6	704,078	211,299	1,569,963

Total	$885,071	$214,780	$1,779,957

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	13,738	79	13,055
Class C	79	5	811
Class I (formerly Select Class)	5,060	253	11,775
Class R5	—	—	76
Class R6	73,341	20,484	191,738

Net Asset Value (b):
Class A — Redemption price per share	$9.58	$10.31	$8.16
Class C — Offering price per share (c)	9.57	10.31	8.13
Class I (formerly Select Class) — Offering and redemption price per share	9.60	10.34	8.17
Class R5 — Offering and redemption price per share	—	—	8.25
Class R6 — Offering and redemption price per share	9.60	10.32	8.19
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.95	$10.71	$8.48

Cost of investments in non-affiliates	$862,662	$207,108	$1,750,033
Cost of investments in affiliates	23,918	5,094	4,290
Cost of foreign currency	26	115	968

(a)	Amount rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	125

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands, except per share amounts)

	Strategic Income Opportunities Fund		Total Return Fund		Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$10,816,070		$825,192		$1,943,225
Investments in affiliates, at value	1,089,386		52,047		2,538
Investments in affiliates — restricted, at value	1,520		—		—
Options and swaptions purchased, at value	939		25		705
Repurchase agreements, at value	98,000		5,600		—
Restricted cash for securities sold short	6,766		503		—
Restricted cash for OTC derivatives	—		240		—
Cash	5,015		—		—
Foreign currency, at value	2,374		63		4,060
Deposits at broker for futures contracts	—		—		7,029
Deposits at broker for securities sold short	22,185		—		—
Deposits at broker for centrally cleared swaps	6,315		195		35,567
Receivables:
Due from custodian	—		—		3,853
Investment securities sold	16,585		1,040		23,076
Fund shares sold	11,124		1,014		4,473
Interest and dividends from non-affiliates	56,366		4,525		19,049
Dividends from affiliates	1,336		61		47
Tax reclaims	320		—		91
Variation margin on futures contracts	—		614		—
Variation margin on centrally cleared swaps (net upfront receipts of $16,103, $431 and $0, respectively)	204		69		—
Unrealized appreciation on forward foreign currency exchange contracts	1,582		32		4,356
Outstanding OTC swap contracts, at value (net upfront payments of $51,999, $940 and $0, respectively)	17,751		320		—

Total Assets	12,153,838		891,540		2,048,069

LIABILITIES:
Payables:
Due to custodian	—		5		139
Securities sold short, at value	22,338		—		—
Investment securities purchased	56,225		5,110		25,156
Investment securities purchased — delayed delivery securities	4,784		171,230		—
Interest expense to non-affiliates on securities sold short	4,112		—		—
Fund shares redeemed	9,712		710		1,767
Variation margin on futures contracts	2,929		—		188
Unrealized depreciation on forward foreign currency exchange contracts	1,979		47		11,066
Outstanding options and swaptions written, at fair value	758		20		291
Outstanding OTC swap contracts, at value (net upfront receipts of $17,126, $341 and $0, respectively)	8,294		180		—
Variation margin on centrally cleared swaps	—		—		3,273
Accrued liabilities:
Investment advisory fees	3,429		80		586
Administration fees	481		—		72
Distribution fees	747		69		16
Service fees	2,089		43		75
Custodian and accounting fees	205		57		65
Collateral management fees	10		12		10
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—
Deferred foreign capital gains tax	—		—		104
Audit fees	88		69		67
Other	472		24		51

Total Liabilities	118,652		177,656		42,926

Net Assets	$12,035,186		$713,884		$2,005,143

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$12,624,785	$730,675	$2,089,505
Accumulated undistributed (distributions in excess of) net investment income	(2,816)	77	(11,347)
Accumulated net realized gains (losses)	(574,648)	(7,983)	(69,599)
Net unrealized appreciation (depreciation)	(12,135)	(8,885)	(3,416)

Total Net Assets	$12,035,186	$713,884	$2,005,143

Net Assets:
Class A	$1,144,868	$281,767	$65,315
Class C	909,113	26,287	6,045
Class I (formerly Select Class)	8,778,839	322,552	626,197
Class R2	—	1,235	571
Class R5	214,304	17,225	5,459
Class R6	988,062	64,818	1,301,556

Total	$12,035,186	$713,884	$2,005,143

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	98,874	28,961	6,568
Class C	78,736	2,708	612
Class I (formerly Select Class)	756,373	33,074	62,968
Class R2	—	127	57
Class R5	18,425	1,766	547
Class R6	85,012	6,652	130,560

Net Asset Value (a):
Class A — Redemption price per share	$11.58	$9.73	$9.95
Class C — Offering price per share (b)	11.55	9.71	9.88
Class I (formerly Select Class) — Offering and redemption price per share	11.61	9.75	9.94
Class R2 — Offering and redemption price per share	—	9.74	9.93
Class R5 — Offering and redemption price per share	11.63	9.75	9.97
Class R6 — Offering and redemption price per share	11.62	9.74	9.97
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.03	$10.11	$10.34

Cost of investments in non-affiliates	$10,800,032	$833,587	$1,937,425
Cost of investments in affiliates	1,089,386	52,047	2,538
Cost of investments in affiliates — restricted	1,520	—	—
Cost of options and swaptions purchased	3,183	75	1,699
Cost of repurchase agreements	98,000	5,600	—
Cost of foreign currency	2,388	62	4,025
Proceeds from securities sold short	21,982	—	—
Premiums received from options and swaptions written	2,490	61	1,060

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	127

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$59,093	$12,956	$94,785
Interest income from affiliates	2	2	37
Dividend income from affiliates	519	122	565
Foreign taxes withheld	(1)	—	(8)

Total investment income	59,613	13,080	95,379

EXPENSES:
Investment advisory fees	4,820	1,734	11,638
Administration fees	1,310	202	1,354
Distribution fees:
Class A	374	2	259
Class C	6	1	55
Service fees:
Class A	374	2	259
Class C	2	— (a)	18
Class I (formerly Select Class)	146	10	224
Class R5	—	—	1
Custodian and accounting fees	142	69	270
Interest expense to affiliates	1	— (a)	2
Professional fees	137	120	135
Collateral management fees	—	15	8
Trustees’ and Chief Compliance Officer’s fees	29	26	30
Printing and mailing costs	66	3	55
Registration and filing fees	75	52	79
Transfer agency fees (See Note 2.M.)	26	3	45
Sub-transfer agency fees (See Note 2.M.)	19	— (a)	7
Other	43	15	33

Total expenses	7,570	2,254	14,472

Less fees waived	(662)	(530)	(2,092)
Less earnings credits	—	—	—	(a)
Less expense reimbursements	— (a)	(1)	(24)

Net expenses	6,908	1,723	12,356

Net investment income (loss)	52,705	11,357	83,023

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	36,179	5,123	17,919
Investments in affiliates	6	1	(18)
Futures contracts	(200)	(595)	478
Foreign currency transactions	55	(22)	(415)
Forward foreign currency exchange contracts	(2,168)	(147)	(3,142)
Swaps	—	(35)	(788)

Net realized gain (loss)	33,872	4,325	14,034

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(18,377)	(5,526)	(15,540	)(b)
Investments in affiliates	(3)	(3)	—	(a)
Futures contracts	147	27	—
Foreign currency translations	3	— (a)	(16)
Forward foreign currency exchange contracts	92	(31)	(853)
Swaps	—	—	30

Change in net unrealized appreciation/depreciation	(18,138)	(5,533)	(16,379)

Net realized/unrealized gains (losses)	15,734	(1,208)	(2,345)

Change in net assets resulting from operations	$68,439	$10,149	$80,678

(a)	Amount rounds to less than 500.
(b)	Net of change in foreign capital gains tax of approximately $(11,000) for Emerging Markets Debt Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$452,097	$19,048	$89,192
Interest income from affiliates	28	2	10
Dividend income from non-affiliates	11,784	126	58
Dividend income from affiliates	14,133	627	947
Foreign taxes withheld	—	—	(252)

Total investment income	478,042	19,803	89,955

EXPENSES:
Investment advisory fees	56,031	1,962	9,565
Administration fees	10,143	533	1,732
Distribution fees:
Class A	3,064	612	138
Class C	7,651	250	54
Class R2	—	7	2
Service fees:
Class A	3,064	612	138
Class C	2,550	83	18
Class I (formerly Select Class)	23,658	795	2,783
Class R2	—	3	1
Class R5	452	13	4
Custodian and accounting fees	722	184	257
Interest expense to affiliates	2	1	11
Professional fees	319	145	168
Collateral management fees	62	70	60
Trustees’ and Chief Compliance Officer’s fees	31	27	27
Printing and mailing costs	688	42	151
Registration and filing fees	229	98	40
Transfer agency fees (See Note 2.M.)	290	24	23
Sub-transfer agency fees (See Note 2.M.)	322	38	51
Other	145	21	138
Interest expense to non-affiliates on securities sold short	2,130	—	—

Total expenses	111,553	5,520	15,361

Less fees waived	(9,955)	(1,539)	(2,844)
Less earnings credits	(7)	— (a)	(1)
Less expense reimbursements	—	(34)	—

Net expenses	101,591	3,947	12,516

Net investment income (loss)	376,451	15,856	77,439

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	129

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(16,814)	$(1,006)	$5,424
Investments in affiliates	—	—	(20)
Options and swaptions purchased	(3,008)	(35)	—
Futures contracts	17,624	(190)	(11,042)
Securities sold short	(1,435)	(10)	—
Foreign currency transactions	555	16	1,063
Forward foreign currency exchange contracts	(5,045)	(106)	(25,998)
Options and swaptions written	1,288	31	—
Swaps	(26,059)	(2,083)	13,041

Net realized gain (loss)	(32,894)	(3,383)	(17,532)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(82,695)	(10,865)	7,714 (b)
Investments in affiliates	—	—	— (a)
Options and swaptions purchased	(1,240)	(45)	(994)
Futures contracts	2,193	5	7,891
Securities sold short	1,648	—	—
Foreign currency translations	767	24	103
Forward foreign currency exchange contracts	2,098	42	2,509
Options and swaptions written	1,722	41	769
Swaps	(14,323)	1,742	(6,673)
Unfunded commitments	(42)	—	(3)

Change in net unrealized appreciation/depreciation	(89,872)	(9,056)	11,316

Net realized/unrealized gains (losses)	(122,766)	(12,439)	(6,216)

Change in net assets resulting from operations	$253,685	$3,417	$71,223

(a)	Amount rounds to less than 500.
(b)	Net of change in foreign capital gains tax of approximately $(122,000) for Unconstrained Debt Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$52,705	$64,783	$11,357	$8,943
Net realized gain (loss)	33,872	24,160	4,325	1,474
Change in net unrealized appreciation/depreciation	(18,138)	36,274	(5,533)	14,017

Change in net assets resulting from operations	68,439	125,217	10,149	24,434

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,658)	(3,908)	(36)	(19)
From net realized gains	(4,252)	(665)	— (a)	—
Class C
From net investment income	(21)	(13)	(2)	(1)
From net realized gains	(24)	(4)	— (a)	—
Class I (formerly Select Class)
From net investment income	(1,953)	(1,070)	(167)	(85)
From net realized gains	(1,483)	(151)	— (a)	—
Class R6
From net investment income	(45,174)	(56,439)	(11,297)	(8,843)
From net realized gains	(21,686)	(7,929)	(21)	—

Total distributions to shareholders	(79,251)	(70,179)	(11,523)	(8,948)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,051,764)	74,528	(23,129)	53,926

NET ASSETS:
Change in net assets	(1,062,576)	129,566	(24,503)	69,412
Beginning of period	1,947,647	1,818,081	239,283	169,871

End of period	$885,071	$1,947,647	$214,780	$239,283

Accumulated undistributed (distributions in excess of) net investment income	$92	$648	$(80)	$264

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	131

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$83,023	$71,084	$376,451	$523,877
Net realized gain (loss)	14,034	(73,129)	(32,894)	(216,614)
Change in net unrealized appreciation/depreciation	(16,379)	36,782	(89,872)	1,102,849

Change in net assets resulting from operations	80,678	34,737	253,685	1,410,112

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,494)	(4,574)	(34,074)	(62,969)
Class C
From net investment income	(266)	(350)	(23,490)	(41,875)
Class I (formerly Select Class)
From net investment income	(4,029)	(3,883)	(287,149)	(391,560)
Class R5
From net investment income	(27)	(27)	(15,457)	(26,550)
Class R6 (a)
From net investment income	(69,205)	(61,396)	(8,267)	—

Total distributions to shareholders	(78,021)	(70,230)	(368,437)	(522,954)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	810,977	124,247	(270,943)	(2,186,677)

NET ASSETS:
Change in net assets	813,634	88,754	(385,695)	(1,299,519)
Beginning of period	966,323	877,569	12,420,881	13,720,400

End of period	$1,779,957	$966,323	$12,035,186	$12,420,881

Accumulated undistributed (distributions in excess of) net investment income	$296	$(599)	$(2,816)	$2,411

(a)	Commencement of offering of class of shares effective November 1, 2017 for Strategic Income Opportunities Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,856	$13,656	$77,439	$78,826
Net realized gain (loss)	(3,383)	(3,787)	(17,532)	6,636
Change in net unrealized appreciation/depreciation	(9,056)	13,705	11,316	108,999

Change in net assets resulting from operations	3,417	23,574	71,223	194,461

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(5,838)	(4,433)	(1,362)	(1,930)
From net realized gains	(7)	(376)	—	—
Return of capital	—	—	—	(51)
Class C
From net investment income	(587)	(809)	(128)	(199)
From net realized gains	(1)	(90)	—	—
Return of capital	—	—	—	(5)
Class I (formerly Select Class)
From net investment income	(7,904)	(7,205)	(19,285)	(75,927)
From net realized gains	(8)	(616)	—	—
Return of capital	—	—	—	(1,669)
Class R2
From net investment income	(24)	(36)	(11)	(9)
From net realized gains	— (a)	(2)	—	—
Return of capital	—	—	—	— (a)
Class R5
From net investment income	(346)	(289)	(141)	(102)
From net realized gains	— (a)	(23)	—	—
Return of capital	—	—	—	(2)
Class R6
From net investment income	(1,117)	(591)	(37,478)	(12,588)
From net realized gains	(2)	(42)	—	—
Return of capital	—	—	—	(268)

Total distributions to shareholders	(15,834)	(14,512)	(58,405)	(92,750)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	164,265	78,236	(746,364)	(181,955)

NET ASSETS:
Change in net assets	151,848	87,298	(733,546)	(80,244)
Beginning of period	562,036	474,738	2,738,689	2,818,933

End of period	$713,884	$562,036	$2,005,143	$2,738,689

Accumulated undistributed (distributions in excess of) net investment income	$77	$385	$(11,347)	$(16,268)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	133

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$48,700	$136,039	$500	$571
Distributions reinvested	8,731	4,540	36	18
Cost of shares redeemed	(85,833)	(93,259)	(269)	(109)

Change in net assets resulting from Class A capital transactions	$(28,402)	$47,320	$267	$480

Class C
Proceeds from shares issued	$539	$960	$33	$33
Distributions reinvested	45	17	2	1
Cost of shares redeemed	(662)	(337)	(16)	(20)

Change in net assets resulting from Class C capital transactions	$(78)	$640	$19	$14

Class I (formerly Select Class)
Proceeds from shares issued	$158,945	$42,549	$3,872	$758
Distributions reinvested	2,862	520	160	76
Cost of shares redeemed	(155,260)	(26,383)	(3,765)	(245)

Change in net assets resulting from Class I capital transactions	$6,547	$16,686	$267	$589

Class R6
Proceeds from shares issued	$115,230	$611,913	$—	$44,000
Distributions reinvested	66,086	63,382	11,318	8,843
Cost of shares redeemed	(1,211,147)	(665,413)	(35,000)	—

Change in net assets resulting from Class R6 capital transactions	$(1,029,831)	$9,882	$(23,682)	$52,843

Total change in net assets resulting from capital transactions	$(1,051,764)	$74,528	$(23,129)	$53,926

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	4,862	13,508	48	56
Reinvested	876	452	4	2
Redeemed	(8,503)	(9,252)	(26)	(10)

Change in Class A Shares	(2,765)	4,708	26	48

Class C
Issued	55	94	3	3
Reinvested	4	2	— (a)	— (a)
Redeemed	(66)	(34)	(1)	(2)

Change in Class C Shares	(7)	62	2	1

Class I (formerly Select Class)
Issued	15,928	4,231	370	74
Reinvested	288	52	15	7
Redeemed	(15,406)	(2,611)	(358)	(24)

Change in Class I Shares	810	1,672	27	57

Class R6
Issued	11,514	60,595	—	4,339
Reinvested	6,592	6,292	1,084	867
Redeemed	(118,581)	(66,068)	(3,382)	—

Change in Class R6 Shares	(100,475)	819	(2,298)	5,206

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	135

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$94,279	$204,046	$333,371	$460,857
Distributions reinvested	4,374	4,490	32,176	59,136
Cost of shares redeemed	(40,219)	(206,886)	(738,525)	(742,804)

Change in net assets resulting from Class A capital transactions	$58,434	$1,650	$(372,978)	$(222,811)

Class C
Proceeds from shares issued	$2,038	$932	$103,963	$133,867
Distributions reinvested	253	327	20,050	34,802
Cost of shares redeemed	(3,448)	(2,450)	(330,996)	(349,378)

Change in net assets resulting from Class C capital transactions	$(1,157)	$(1,191)	$(206,983)	$(180,709)

Class I (formerly Select Class)
Proceeds from shares issued	$63,922	$95,657	$3,421,266	$2,362,279
Distributions reinvested	3,346	2,922	197,692	233,544
Cost of shares redeemed	(33,181)	(113,539)	(3,944,944)	(4,178,934)

Change in net assets resulting from Class I capital transactions	$34,087	$(14,960)	$(325,986)	$(1,583,111)

Class R5
Proceeds from shares issued	$39	$59	$83,567	$53,667
Distributions reinvested	27	27	13,966	24,256
Cost of shares redeemed	(5)	(53)	(450,645)	(277,969)

Change in net assets resulting from Class R5 capital transactions	$61	$33	$(353,112)	$(200,046)

Class R6 (a)
Proceeds from shares issued	$840,058	$1,648,602	$1,233,247	$—
Distributions reinvested	69,205	61,396	8,267	—
Cost of shares redeemed	(189,711)	(1,571,283)	(253,398)	—

Change in net assets resulting from Class R6 capital transactions	$719,552	$138,715	$988,116	$—

Total change in net assets resulting from capital transactions	$810,977	$124,247	$(270,943)	$(2,186,677)

(a)	Commencement of offering of class of shares effective November 1, 2017 for Strategic Income Opportunities Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	11,493	24,645	28,688	40,159
Reinvested	529	555	2,771	5,173
Redeemed	(4,852)	(25,955)	(63,564)	(65,086)

Change in Class A Shares	7,170	(755)	(32,105)	(19,754)

Class C
Issued	245	115	8,972	11,694
Reinvested	31	41	1,731	3,052
Redeemed	(417)	(305)	(28,562)	(30,665)

Change in Class C Shares	(141)	(149)	(17,859)	(15,919)

Class I (formerly Select Class)
Issued	7,707	11,590	293,653	205,137
Reinvested	403	360	16,991	20,383
Redeemed	(3,982)	(14,072)	(339,030)	(366,536)

Change in Class I Shares	4,128	(2,122)	(28,386)	(141,016)

Class R5
Issued	6	7	7,163	4,636
Reinvested	3	4	1,198	2,115
Redeemed	(1)	(7)	(38,747)	(24,656)

Change in Class R5 Shares	8	4	(30,386)	(17,905)

Class R6 (a)
Issued	102,577	197,478	106,050	—
Reinvested	8,337	7,569	711	—
Redeemed	(22,849)	(197,516)	(21,749)	—

Change in Class R6 Shares	88,065	7,531	85,012	—

(a)	Commencement of offering of class of shares effective November 1, 2017 for Strategic Income Opportunities Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	137

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$209,017	$71,751	$33,808	$21,070
Distributions reinvested	4,748	3,971	1,361	1,981
Cost of shares redeemed	(113,104)	(53,067)	(32,271)	(52,261)

Change in net assets resulting from Class A capital transactions	$100,661	$22,655	$2,898	$(29,210)

Class C
Proceeds from shares issued	$2,157	$8,395	$1,871	$5,077
Distributions reinvested	528	802	128	204
Cost of shares redeemed	(16,161)	(12,518)	(4,479)	(2,875)

Change in net assets resulting from Class C capital transactions	$(13,476)	$(3,321)	$(2,480)	$2,406

Class I (formerly Select Class)
Proceeds from shares issued	$132,727	$142,972	$647,284	$705,589
Distributions reinvested	6,695	5,539	9,807	5,130
Cost of shares redeemed	(111,887)	(86,894)	(2,319,267)	(864,193)

Change in net assets resulting from Class I capital transactions	$27,535	$61,617	$(1,662,176)	$(153,474)

Class R2
Proceeds from shares issued	$391	$310	$192	$325
Distributions reinvested	24	38	10	9
Cost of shares redeemed	(388)	(969)	(28)	(1)

Change in net assets resulting from Class R2 capital transactions	$27	$(621)	$174	$333

Class R5
Proceeds from shares issued	$11,003	$3,684	$1,954	$405
Distributions reinvested	346	312	141	104
Cost of shares redeemed	(4,453)	(3,010)	(1)	—

Change in net assets resulting from Class R5 capital transactions	$6,896	$986	$2,094	$509

Class R6
Proceeds from shares issued	$49,674	$8,841	$1,407,265	$86,000
Distributions reinvested	591	112	29,348	9,573
Cost of shares redeemed	(7,643)	(12,033)	(523,487)	(98,092)

Change in net assets resulting from Class R6 capital transactions	$42,622	$(3,080)	$913,126	$(2,519)

Total change in net assets resulting from capital transactions	$164,265	$78,236	$(746,364)	$(181,955)

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	21,091	7,221	3,379	2,143
Reinvested	479	400	136	201
Redeemed	(11,408)	(5,342)	(3,232)	(5,312)

Change in Class A Shares	10,162	2,279	283	(2,968)

Class C
Issued	219	844	189	517
Reinvested	53	81	13	21
Redeemed	(1,633)	(1,265)	(450)	(294)

Change in Class C Shares	(1,361)	(340)	(248)	244

Class I (formerly Select Class)
Issued	13,362	14,318	64,756	71,514
Reinvested	674	557	981	519
Redeemed	(11,244)	(8,756)	(232,197)	(87,897)

Change in Class I Shares	2,792	6,119	(166,460)	(15,864)

Class R2
Issued	40	31	19	34
Reinvested	2	4	1	1
Redeemed	(39)	(98)	(3)	— (a)

Change in Class R2 Shares	3	(63)	17	35

Class R5
Issued	1,101	369	195	41
Reinvested	35	32	14	10
Redeemed	(448)	(301)	—	—

Change in Class R5 Shares	688	100	209	51

Class R6
Issued	4,989	892	140,334	8,701
Reinvested	60	11	2,933	968
Redeemed	(770)	(1,213)	(52,150)	(9,899)

Change in Class R6 Shares	4,279	(310)	91,117	(230)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Corporate Bond Fund
Class A
Year Ended February 28, 2018	$9.99	$0.30		$(0.06)	$0.24	$(0.32)	$(0.33)	$(0.65)
Year Ended February 28, 2017	9.69	0.27		0.31	0.58	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	10.19	0.28		(0.47)	(0.19)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	9.83	0.29		0.38	0.67	(0.29)	(0.02)	(0.31)
March 1, 2013 (f) through February 28, 2014	10.00	0.26	(g)	(0.22)	0.04	(0.21)	—	(0.21)

Class C
Year Ended February 28, 2018	9.99	0.25		(0.07)	0.18	(0.27)	(0.33)	(0.60)
Year Ended February 28, 2017	9.69	0.22		0.32	0.54	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	10.19	0.23		(0.47)	(0.24)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	9.84	0.24		0.38	0.62	(0.25)	(0.02)	(0.27)
March 1, 2013 (f) through February 28, 2014	10.00	0.19	(g)	(0.19)	— (i)	(0.16)	—	(0.16)

Class I (formerly Select Class)
Year Ended February 28, 2018	10.01	0.32		(0.05)	0.27	(0.35)	(0.33)	(0.68)
Year Ended February 28, 2017	9.70	0.29		0.33	0.62	(0.27)	(0.04)	(0.31)
Year Ended February 29, 2016	10.21	0.31		(0.48)	(0.17)	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	9.84	0.31		0.40	0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (f) through February 28, 2014	10.00	0.25	(g)	(0.18)	0.07	(0.23)	—	(0.23)

Class R6
Year Ended February 28, 2018	10.01	0.33		(0.05)	0.28	(0.36)	(0.33)	(0.69)
Year Ended February 28, 2017	9.70	0.30		0.33	0.63	(0.28)	(0.04)	(0.32)
Year Ended February 29, 2016	10.21	0.32		(0.48)	(0.16)	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2015	9.84	0.32		0.39	0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (f) through February 28, 2014	10.00	0.28	(g)	(0.20)	0.08	(0.24)	—	(0.24)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(i)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$9.58	2.30%	$131,675	0.74%		3.00%		0.93%		132%
9.99	6.08	164,920	0.74		2.64		0.95		106
9.69	(1.82)	114,281	0.74		2.86		1.10		74
10.19	6.94	105,079	0.74		2.88		1.05		74
9.83	0.43	66,183	0.74	(h)	2.73	(g)(h)	0.96	(h)	77

9.57	1.66	753	1.24		2.50		1.48		132
9.99	5.60	858	1.24		2.16		1.54		106
9.69	(2.30)	233	1.25		2.35		1.86		74
10.19	6.36	108	1.24		2.36		1.46		74
9.84	0.02	60	1.24	(h)	1.95	(g)(h)	1.54	(h)	77

9.60	2.56	48,565	0.49		3.23		0.68		132
10.01	6.44	42,529	0.49		2.89		0.70		106
9.70	(1.65)	25,014	0.49		3.12		0.73		74
10.21	7.29	18,563	0.49		3.14		0.73		74
9.84	0.72	14,113	0.49	(h)	2.65	(g)(h)	0.79	(h)	77

9.60	2.67	704,078	0.39		3.31		0.41		132
10.01	6.55	1,739,340	0.39		2.98		0.40		106
9.70	(1.55)	1,678,553	0.39		3.22		0.41		74
10.21	7.38	1,441,786	0.39		3.21		0.44		74
9.84	0.82	564,881	0.39	(h)	2.91	(g)(h)	0.46	(h)	77

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class A
Year Ended February 28, 2018	$10.37	$0.43	(e)	$(0.05)	$0.38	$(0.44)	$— (f)	$(0.44)
Year Ended February 28, 2017	9.57	0.42	(e)	0.79	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	10.19	0.36	(e)(g)	(0.63)	(0.27)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.32	0.44		(0.02)	0.42	(0.43)	(0.12)	(0.55)
September 4, 2013 (h) through February 28, 2014	10.00	0.20		0.33	0.53	(0.18)	(0.03)	(0.21)

Class C
Year Ended February 28, 2018	10.37	0.38	(e)	(0.05)	0.33	(0.39)	— (f)	(0.39)
Year Ended February 28, 2017	9.57	0.36	(e)	0.80	1.16	(0.36)	—	(0.36)
Year Ended February 29, 2016	10.20	0.30	(e)(g)	(0.63)	(0.33)	(0.30)	—	(0.30)
Year Ended February 28, 2015	10.32	0.38		— (f)	0.38	(0.38)	(0.12)	(0.50)
September 4, 2013 (h) through February 28, 2014	10.00	0.17		0.34	0.51	(0.16)	(0.03)	(0.19)

Class I (formerly Select Class)
Year Ended February 28, 2018	10.39	0.46	(e)	(0.05)	0.41	(0.46)	— (f)	(0.46)
Year Ended February 28, 2017	9.59	0.44	(e)	0.79	1.23	(0.43)	—	(0.43)
Year Ended February 29, 2016	10.20	0.34	(e)(g)	(0.60)	(0.26)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.32	0.46		— (f)	0.46	(0.46)	(0.12)	(0.58)
September 4, 2013 (h) through February 28, 2014	10.00	0.21		0.33	0.54	(0.19)	(0.03)	(0.22)

Class R6
Year Ended February 28, 2018	10.37	0.48	(e)	(0.04)	0.44	(0.49)	— (f)	(0.49)
Year Ended February 28, 2017	9.57	0.46	(e)	0.80	1.26	(0.46)	—	(0.46)
Year Ended February 29, 2016	10.20	0.41	(e)(g)	(0.64)	(0.23)	(0.40)	—	(0.40)
Year Ended February 28, 2015	10.32	0.49		— (f)	0.49	(0.49)	(0.12)	(0.61)
September 4, 2013 (h) through February 28, 2014	10.00	0.22		0.34	0.56	(0.21)	(0.03)	(0.24)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$10.31	3.71%	$809	1.19%		4.10%		1.46%		120%
10.37	12.79	545	1.19		4.05		1.50		86
9.57	(2.72)	46	1.20		3.67	(g)	2.34		83
10.19	4.14	55	1.25		4.17		2.45		81
10.32	5.39	53	1.25	(i)	3.98	(i)	2.85	(i)	46

10.31	3.19	52	1.69		3.60		2.43		120
10.37	12.21	34	1.69		3.53		2.83		86
9.57	(3.33)	19	1.70		3.03	(g)	3.55		83
10.20	3.73	55	1.75		3.68		2.96		81
10.32	5.13	52	1.75	(i)	3.48	(i)	3.35	(i)	46

10.34	4.04	2,620	0.94		4.33		1.17		120
10.39	13.02	2,354	0.94		4.29		1.19		86
9.59	(2.57)	1,616	0.98		3.33	(g)	1.50		83
10.20	4.49	22,175	1.00		4.43		2.21		81
10.32	5.50	20,938	1.00	(i)	4.23	(i)	2.61	(i)	46

10.32	4.32	211,299	0.69		4.59		0.90		120
10.37	13.32	236,350	0.69		4.53		0.93		86
9.57	(2.32)	168,190	0.69		4.17	(g)	0.92		83
10.20	4.76	55	0.75		4.68		1.96		81
10.32	5.61	53	0.75	(i)	4.48	(i)	2.36	(i)	46

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Markets Debt Fund
Class A
Year Ended February 28, 2018	$8.15	$0.38		$(0.02)	$0.36	$(0.35)
Year Ended February 28, 2017	7.69	0.37		0.47	0.84	(0.38)
Year Ended February 29, 2016	8.17	0.36		(0.46)	(0.10)	(0.38)
Year Ended February 28, 2015	8.22	0.38	(d)	(0.14)	0.24	(0.29)
Year Ended February 28, 2014	9.02	0.39		(0.78)	(0.39)	(0.41)

Class C
Year Ended February 28, 2018	8.12	0.34		(0.03)	0.31	(0.30)
Year Ended February 28, 2017	7.67	0.34		0.45	0.79	(0.34)
Year Ended February 29, 2016	8.15	0.32		(0.45)	(0.13)	(0.35)
Year Ended February 28, 2015	8.20	0.34	(d)	(0.14)	0.20	(0.25)
Year Ended February 28, 2014	9.00	0.35		(0.78)	(0.43)	(0.37)

Class I (formerly Select Class)
Year Ended February 28, 2018	8.16	0.40		(0.02)	0.38	(0.37)
Year Ended February 28, 2017	7.70	0.39		0.47	0.86	(0.40)
Year Ended February 29, 2016	8.18	0.38		(0.45)	(0.07)	(0.41)
Year Ended February 28, 2015	8.23	0.40	(d)	(0.14)	0.26	(0.31)
Year Ended February 28, 2014	9.03	0.41		(0.78)	(0.37)	(0.43)

Class R5
Year Ended February 28, 2018	8.24	0.42		(0.03)	0.39	(0.38)
Year Ended February 28, 2017	7.77	0.42		0.47	0.89	(0.42)
Year Ended February 29, 2016	8.25	0.40		(0.46)	(0.06)	(0.42)
Year Ended February 28, 2015	8.28	0.43	(d)	(0.14)	0.29	(0.32)
Year Ended February 28, 2014	9.04	0.42		(0.78)	(0.36)	(0.40)

Class R6
Year Ended February 28, 2018	8.18	0.42		(0.02)	0.40	(0.39)
Year Ended February 28, 2017	7.72	0.41		0.47	0.88	(0.42)
Year Ended February 29, 2016	8.20	0.40		(0.45)	(0.05)	(0.43)
Year Ended February 28, 2015	8.24	0.42	(d)	(0.13)	0.29	(0.33)
Year Ended February 28, 2014	9.04	0.43		(0.78)	(0.35)	(0.45)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$8.16	4.41%	$106,525	1.19%	4.55%		1.33%	113%
8.15	11.14	47,975	1.19	4.50		1.40	222
7.69	(1.19)	51,087	1.19	4.54		1.59	147
8.17	2.90	92,832	1.22	4.50	(d)	1.45	164
8.22	(4.36)	59,212	1.25	4.64		1.39	120

8.13	3.88	6,597	1.69	4.07		1.85	113
8.12	10.50	7,731	1.69	4.16		1.95	222
7.67	(1.68)	8,449	1.70	4.04		1.98	147
8.15	2.42	11,873	1.73	4.09	(d)	1.90	164
8.20	(4.83)	12,319	1.74	4.10		1.88	120

8.17	4.64	96,247	0.94	4.77		1.07	113
8.16	11.39	62,419	0.94	4.83		1.14	222
7.70	(0.92)	75,249	0.94	4.75		1.14	147
8.18	3.14	180,886	0.97	4.80	(d)	1.12	164
8.23	(4.13)	127,240	0.99	4.89		1.14	120

8.25	4.80	625	0.74	5.00		0.98	113
8.24	11.63	563	0.74	5.11		0.94	222
7.77	(0.71)	500	0.74	4.99		0.94	147
8.25	3.53	638	0.77	5.15	(d)	1.04	164
8.28	(3.96)	213	0.79	4.89		0.93	120

8.19	4.89	1,569,963	0.69	5.04		0.82	113
8.18	11.66	847,635	0.69	5.04		0.82	222
7.72	(0.67)	742,284	0.69	5.06		0.84	147
8.20	3.48	621,271	0.72	4.96	(d)	0.84	164
8.24	(3.90)	244,485	0.74	5.14		0.89	120

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2018	$11.69	$0.33	(f)	$(0.12)	$0.21	$(0.32)
Year Ended February 28, 2017	10.91	0.46	(f)	0.79	1.25	(0.47)
Year Ended February 29, 2016	11.76	0.35	(f)	(0.81)	(0.46)	(0.39)
Year Ended February 28, 2015	11.91	0.19		(0.18)	0.01	(0.16)
Year Ended February 28, 2014	11.88	0.25		0.02	0.27	(0.24)

Class C
Year Ended February 28, 2018	11.65	0.28	(f)	(0.11)	0.17	(0.27)
Year Ended February 28, 2017	10.88	0.40	(f)	0.78	1.18	(0.41)
Year Ended February 29, 2016	11.73	0.29	(f)	(0.81)	(0.52)	(0.33)
Year Ended February 28, 2015	11.89	0.11		(0.16)	(0.05)	(0.11)
Year Ended February 28, 2014	11.86	0.20		0.02	0.22	(0.19)

Class I (formerly Select Class)
Year Ended February 28, 2018	11.71	0.36	(f)	(0.11)	0.25	(0.35)
Year Ended February 28, 2017	10.93	0.49	(f)	0.79	1.28	(0.50)
Year Ended February 29, 2016	11.78	0.38	(f)	(0.81)	(0.43)	(0.42)
Year Ended February 28, 2015	11.94	0.21		(0.18)	0.03	(0.19)
Year Ended February 28, 2014	11.90	0.28		0.03	0.31	(0.27)

Class R5
Year Ended February 28, 2018	11.73	0.39	(f)	(0.11)	0.28	(0.38)
Year Ended February 28, 2017	10.94	0.52	(f)	0.79	1.31	(0.52)
Year Ended February 29, 2016	11.80	0.41	(f)	(0.83)	(0.42)	(0.44)
Year Ended February 28, 2015	11.95	0.22		(0.15)	0.07	(0.22)
Year Ended February 28, 2014	11.91	0.31		0.02	0.33	(0.29)

Class R6
November 1, 2017 (i) through February 28, 2018	11.66	0.11	(f)	(0.04)	0.07	(0.11)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(f)	Calculated based upon average shares outstanding.
(g)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding interest expense for securities sold short) for Class A are 0.97% and 1.05% for the year ended February 28, 2018 and 0.97% and 1.15% for the year ended February 28, 2017, for Class C are 1.47% and 1.56% for the year ended February 28, 2018 and 1.47% and 1.60% for the year ended February 28, 2017, for Class I are 0.72% and 0.80% for the year ended February 28, 2018 and 0.71% and 0.82% for the year ended February 28, 2017, for Class R5 are 0.53% and 0.64% for the year ended February 28, 2018 and 0.52% and 0.61% for the year ended February 28, 2017 and for Class R6 are 0.47% and 0.56% for the period ended February 28, 2018.
(h)	Interest expense on securities sold short is less than 0.005%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (b)(e)	Portfolio turnover rate (including securities sold short) (b)(e)

$11.58	1.85%	$1,144,868	0.99	%(g)	2.87%	1.07	%(g)	55%	58%
11.69	11.60	1,530,590	0.98	(g)	4.05	1.17	(g)	38	40
10.91	(4.02)	1,644,177	0.93	(h)	3.04	1.19	(h)	51	53
11.76	0.08	2,651,180	0.88		1.43	1.14		255	—
11.91	2.32	5,004,804	0.90		2.16	1.10		216	—

11.55	1.44	909,113	1.49	(g)	2.38	1.58	(g)	55	58
11.65	10.97	1,125,676	1.48	(g)	3.55	1.62	(g)	38	40
10.88	(4.50)	1,223,983	1.43	(h)	2.55	1.62	(h)	51	53
11.73	(0.42)	1,709,941	1.38		0.96	1.60		255	—
11.89	1.85	1,877,626	1.40		1.68	1.60		216	—

11.61	2.19	8,778,839	0.74	(g)	3.10	0.82	(g)	55	58
11.71	11.86	9,192,284	0.73	(g)	4.30	0.84	(g)	38	40
10.93	(3.77)	10,122,076	0.68	(h)	3.28	0.83	(h)	51	53
11.78	0.28	17,104,614	0.63		1.70	0.84		255	—
11.94	2.64	18,302,851	0.65		2.42	0.85		216	—

11.63	2.40	214,304	0.55	(g)	3.37	0.66	(g)	55	58
11.73	12.16	572,331	0.53	(g)	4.50	0.63	(g)	38	40
10.94	(3.64)	730,164	0.48	(h)	3.59	0.62	(h)	51	53
11.80	0.56	589,578	0.43		1.92	0.63		255	—
11.95	2.83	448,053	0.45		2.64	0.65		216	—

11.62	0.60	988,062	0.49	(g)	2.94	0.58	(g)	55	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 28, 2018	$9.90	$0.24	(f)	$(0.17)	$0.07	$(0.24)	$— (g)	$(0.24)
Year Ended February 28, 2017	9.69	0.26	(f)	0.22	0.48	(0.25)	(0.02)	(0.27)
Year Ended February 29, 2016	10.14	0.28	(f)	(0.37)	(0.09)	(0.29)	(0.07)	(0.36)
Year Ended February 28, 2015	10.02	0.25	(i)	0.17	0.42	(0.22)	(0.08)	(0.30)
Year Ended February 28, 2014	10.35	0.34		(0.18)	0.16	(0.34)	(0.15)	(0.49)

Class C
Year Ended February 28, 2018	9.87	0.17	(f)	(0.16)	0.01	(0.17)	— (g)	(0.17)
Year Ended February 28, 2017	9.66	0.19	(f)	0.23	0.42	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2016	10.11	0.21	(f)	(0.37)	(0.16)	(0.22)	(0.07)	(0.29)
Year Ended February 28, 2015	9.99	0.19	(i)	0.17	0.36	(0.16)	(0.08)	(0.24)
Year Ended February 28, 2014	10.33	0.27		(0.19)	0.08	(0.27)	(0.15)	(0.42)

Class I (formerly Select Class)
Year Ended February 28, 2018	9.92	0.25	(f)	(0.17)	0.08	(0.25)	— (g)	(0.25)
Year Ended February 28, 2017	9.71	0.27	(f)	0.22	0.49	(0.26)	(0.02)	(0.28)
Year Ended February 29, 2016	10.16	0.29	(f)	(0.37)	(0.08)	(0.30)	(0.07)	(0.37)
Year Ended February 28, 2015	10.03	0.24	(i)	0.20	0.44	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2014	10.37	0.36		(0.21)	0.15	(0.34)	(0.15)	(0.49)

Class R2
Year Ended February 28, 2018	9.91	0.19	(f)	(0.17)	0.02	(0.19)	— (g)	(0.19)
Year Ended February 28, 2017	9.70	0.21	(f)	0.22	0.43	(0.20)	(0.02)	(0.22)
Year Ended February 29, 2016	10.14	0.23	(f)	(0.37)	(0.14)	(0.23)	(0.07)	(0.30)
March 18, 2014 (j) through February 28, 2015	10.01	0.18	(i)	0.21	0.39	(0.18)	(0.08)	(0.26)

Class R5
Year Ended February 28, 2018	9.92	0.26	(f)	(0.17)	0.09	(0.26)	— (g)	(0.26)
Year Ended February 28, 2017	9.71	0.28	(f)	0.22	0.50	(0.27)	(0.02)	(0.29)
Year Ended February 29, 2016	10.16	0.30	(f)	(0.37)	(0.07)	(0.31)	(0.07)	(0.38)
Year Ended February 28, 2015	10.03	0.26	(i)	0.19	0.45	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2014	10.36	0.35		(0.18)	0.17	(0.35)	(0.15)	(0.50)

Class R6
Year Ended February 28, 2018	9.91	0.26	(f)	(0.17)	0.09	(0.26)	— (g)	(0.26)
Year Ended February 28, 2017	9.71	0.29	(f)	0.21	0.50	(0.28)	(0.02)	(0.30)
Year Ended February 29, 2016	10.16	0.30	(f)	(0.37)	(0.07)	(0.31)	(0.07)	(0.38)
March 18, 2014 (j) through February 28, 2015	10.01	0.24	(i)	0.23	0.47	(0.24)	(0.08)	(0.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.005.
(h)	Interest expense on securities sold short is less than 0.005%.
(i)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (b)(e)	Portfolio turnover rate (including securities sold short) (b)(e)

$9.73	0.66%	$281,767	0.64%		2.39%		0.99%		393%	393%
9.90	5.03	186,048	0.63	(h)	2.61		1.10	(h)	397	398
9.69	(0.88)	160,090	0.61	(h)	2.83		1.06	(h)	418	427
10.14	4.26	180,588	0.64		2.27	(i)	1.09		394	—
10.02	1.64	35,968	0.72		3.31		1.09		406	—

9.71	0.10	26,287	1.29		1.74		1.49		393	393
9.87	4.35	40,167	1.28	(h)	1.96		1.56	(h)	397	398
9.66	(1.56)	42,613	1.26	(h)	2.18		1.56	(h)	418	427
10.11	3.63	39,361	1.29		1.61	(i)	1.60		394	—
9.99	0.90	10,199	1.37		2.60		1.58		406	—

9.75	0.76	322,552	0.54		2.49		0.73		393	393
9.92	5.12	300,372	0.53	(h)	2.71		0.77	(h)	397	398
9.71	(0.76)	234,674	0.51	(h)	2.93		0.76	(h)	418	427
10.16	4.43	208,400	0.56		2.44	(i)	0.81		394	—
10.03	1.61	146,774	0.62		3.34		0.83		406	—

9.74	0.16	1,235	1.14		1.89		1.27		393	393
9.91	4.50	1,229	1.13	(h)	2.10		1.37	(h)	397	398
9.70	(1.33)	1,817	1.11	(h)	2.32		1.41	(h)	418	427
10.14	3.96	1,799	1.10		1.64	(i)	1.26		394	—

9.75	0.86	17,225	0.44		2.58		0.59		393	393
9.92	5.21	10,693	0.43	(h)	2.81		0.62	(h)	397	398
9.71	(0.69)	9,500	0.41	(h)	3.03		0.63	(h)	418	427
10.16	4.53	8,543	0.44		2.46	(i)	0.65		394	—
10.03	1.83	1,834	0.52		3.56		0.64		406	—

9.74	0.91	64,818	0.39		2.63		0.48		393	393
9.91	5.17	23,527	0.37	(h)	2.89		0.48	(h)	397	398
9.71	(0.63)	26,044	0.36	(h)	3.04		0.47	(h)	418	427
10.16	4.80	50,968	0.39		2.49	(i)	0.54		394	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	149

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Return of capital	Total distributions
Unconstrained Debt Fund
Class A
Year Ended February 28, 2018	$9.89	$0.33		$(0.01)	$0.32	$(0.26)	$—	$(0.26)
Year Ended February 28, 2017	9.54	0.25		0.39	0.64	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	10.16	0.24		(0.46)	(0.22)	(0.40)	—	(0.40)
Year Ended February 28, 2015	10.36	0.27	(d)	(0.08)	0.19	(0.39)	—	(0.39)
Year Ended February 28, 2014	10.22	0.36		0.02	0.38	(0.24)	—	(0.24)

Class C
Year Ended February 28, 2018	9.84	0.28		(0.03)	0.25	(0.21)	—	(0.21)
Year Ended February 28, 2017	9.49	0.20		0.40	0.60	(0.24)	(0.01)	(0.25)
Year Ended February 29, 2016	10.11	0.19		(0.46)	(0.27)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.33	0.22	(d)	(0.09)	0.13	(0.35)	—	(0.35)
Year Ended February 28, 2014	10.20	0.30		0.03	0.33	(0.20)	—	(0.20)

Class I
Year Ended February 28, 2018	9.91	0.36		(0.05)	0.31	(0.28)	—	(0.28)
Year Ended February 28, 2017	9.55	0.27		0.41	0.68	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	10.18	0.27		(0.48)	(0.21)	(0.42)	—	(0.42)
Year Ended February 28, 2015	10.37	0.30	(d)	(0.08)	0.22	(0.41)	—	(0.41)
Year Ended February 28, 2014	10.23	0.37		0.03	0.40	(0.26)	—	(0.26)

Class R2
Year Ended February 28, 2018	9.88	0.30		(0.03)	0.27	(0.22)	—	(0.22)
Year Ended February 28, 2017	9.53	0.22		0.40	0.62	(0.26)	(0.01)	(0.27)
Year Ended February 29, 2016	10.15	0.23		(0.48)	(0.25)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.36	0.25	(d)	(0.09)	0.16	(0.37)	—	(0.37)
Year Ended February 28, 2014	10.22	0.32		0.04	0.36	(0.22)	—	(0.22)

Class R5
Year Ended February 28, 2018	9.92	0.37		(0.03)	0.34	(0.29)	—	(0.29)
Year Ended February 28, 2017	9.56	0.29		0.40	0.69	(0.32)	(0.01)	(0.33)
Year Ended February 29, 2016	10.19	0.29		(0.48)	(0.19)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.38	0.32	(d)	(0.08)	0.24	(0.43)	—	(0.43)
Year Ended February 28, 2014	10.23	0.47		(0.04)	0.43	(0.28)	—	(0.28)

Class R6
Year Ended February 28, 2018	9.92	0.37		(0.02)	0.35	(0.30)	—	(0.30)
Year Ended February 28, 2017	9.56	0.29		0.41	0.70	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	10.18	0.29		(0.46)	(0.17)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.38	0.32	(d)	(0.09)	0.23	(0.43)	—	(0.43)
Year Ended February 28, 2014	10.23	0.39		0.04	0.43	(0.28)	—	(0.28)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.95	3.21%	$65,315	0.90%	3.35%		1.08%	102%
9.89	6.76	62,181	0.94	2.50		1.10	334
9.54	(2.25)	88,231	0.97	2.48		1.12	181
10.16	1.88	149,587	0.97	2.68	(d)	1.09	179
10.36	3.81	101,255	0.97	3.54		1.09	106

9.88	2.50	6,045	1.40	2.84		1.59	102
9.84	6.32	8,463	1.43	2.01		1.62	334
9.49	(2.74)	5,843	1.47	1.98		1.64	181
10.11	1.34	4,941	1.47	2.17	(d)	1.61	179
10.33	3.26	1,332	1.47	2.92		1.58	106

9.94	3.14	626,197	0.65	3.58		0.82	102
9.91	7.16	2,273,160	0.68	2.75		0.82	334
9.55	(2.09)	2,342,889	0.72	2.73		0.82	181
10.18	2.17	2,170,937	0.72	2.90	(d)	0.82	179
10.37	3.99	1,589,943	0.72	3.63		0.83	106

9.93	2.79	571	1.25	3.01		1.41	102
9.88	6.51	394	1.21	2.22		1.47	334
9.53	(2.52)	51	1.23	2.30		2.44	181
10.15	1.59	59	1.22	2.41	(d)	1.32	179
10.36	3.55	56	1.22	3.13		1.33	106

9.97	3.47	5,459	0.55	3.70		0.68	102
9.92	7.32	3,355	0.51	2.92		0.62	334
9.56	(1.90)	2,743	0.52	2.93		0.63	181
10.19	2.34	2,604	0.52	3.12	(d)	0.62	179
10.38	4.29	4,065	0.50	4.54		0.67	106

9.97	3.52	1,301,556	0.49	3.74		0.58	102
9.92	7.36	391,136	0.46	2.96		0.57	334
9.56	(1.73)	379,176	0.47	2.98		0.57	181
10.18	2.28	314,560	0.47	3.15	(d)	0.57	179
10.38	4.31	62,084	0.47	3.86		0.58	106

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Corporate Bond Fund	Class A, Class C, Class I^ and Class R6	Diversified
Emerging Markets Corporate Debt Fund	Class A, Class C, Class I^ and Class R6	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class I^, Class R5 and Class R6	Diversified^^^
Strategic Income Opportunities Fund	Class A, Class C, Class I^, Class R5 and Class R6^^	Diversified
Total Return Fund	Class A, Class C, Class I^, Class R2, Class R5 and Class R6	Diversified
Unconstrained Debt Fund	Class A, Class C, Class I^, Class R2, Class R5 and Class R6	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.
^^	Class R6 commenced operations on November 1, 2017 for Strategic Income Opportunities Fund.
^^^	Effective March 26, 2018, the Fund was changed to Diversified.

The investment objective of Corporate Bond Fund and Emerging Markets Corporate Debt Fund is to seek to provide total return.

The investment objective of Emerging Markets Debt Fund is to seek to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of Strategic Income Opportunities Fund and Total Return Fund is to seek to provide high total return.

The investment objective of Unconstrained Debt Fund is to seek to provide long-term total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class R2, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017, sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Strategic Income Opportunities Fund and Unconstrained Debt Fund utilize internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is comprised of the Treasury yield curve point plus the corresponding matrix yield spread. As of February 28, 2018, the total market value of matrix-priced securities represent 1.5% and 1.8% of Strategic Income Opportunities Fund and Unconstrained Debt Fund’s net assets, respectively.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

Certain short term investments may be valued using the amortized cost method provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund at February 28, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Corporate Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$23,918	$852,948	$—	$876,866

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$114	$—	$114
Futures Contracts (a)	718	—	—	718

Total Appreciation in Other Financial Instruments	$718	$114	$—	$832

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$(1)	$—	$(1)
Futures Contracts (a)	(709)	—	—	(709)

Total Depreciation in Other Financial Instruments	$(709)	$(1)	$—	$(710)

Emerging Markets Corporate Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$6,244	$205,976	$—	$212,220

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (b)	$—	$9	$—	$9
Futures Contracts (b)	39	—	—	39

Total Appreciation in Other Financial Instruments	$39	$9	$—	$48

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (b)	$—	$(60)	$—	$(60)
Futures Contracts (b)	(6)	—	—	(6)

Total Depreciation in Other Financial Instruments	$(6)	$(60)	$—	$(66)

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,290	$1,756,473	$—	$1,760,763

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$6,271	$—	$6,271
Swaps (a)	—	269	—	269

Total Appreciation in Other Financial Instruments	$—	$6,540	$—	$6,540

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$(6,948)	$—	$(6,948)
Swaps (a)	—	(239)	—	(239)

Total Depreciation in Other Financial Instruments	$—	$(7,187)	$—	$(7,187)

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Strategic Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$4,754	$—	$2		$4,756
Energy	7,188	81	842		8,111
Financials	769	—	4,982		5,751
Health Care	—	—	617		617
Industrials	15	—	—		15
Information Technology	6,825	—	2,988		9,813
Materials	—	—	8,167		8,167
Real Estate	30,391	—	—		30,391
Telecommunication Services	1,002	—	—		1,002
Utilities	5,323	—	—		5,323

Total Common Stocks	56,267	81	17,598		73,946

Preferred Stocks
Consumer Discretionary	—	—	—	(c)	—	(c)
Energy	—	—	1,583		1,583
Financials	4,015	26,558	843		31,416
Industrials	—	—	5,058		5,058

Total Preferred Stocks	4,015	26,558	7,484		38,057

Convertible Preferred Stocks
Consumer Discretionary	—	—	—	(c)	—	(c)
Financials	5,577	—	—		5,577

Total Convertible Preferred Stocks	5,577	—	—	(c)	5,577

Debt Securities
Asset-Backed Securities	—	399,694	634,213		1,033,907
Collateralized Mortgage Obligations	—	944,779	84,727		1,029,506
Commercial Mortgage-Backed Securities	—	3,257	46,450		49,707
Convertible Bonds
Consumer Discretionary	—	11,340	—	(c)	11,340
Consumer Staples	—	5,950	—		5,950
Energy	—	23,354	—		23,354
Financials	—	29,375	—		29,375
Health Care	—	7,539	—		7,539
Industrials	—	26,086	—		26,086
Information Technology	—	29,264	—		29,264
Materials	—	12,402	—		12,402
Real Estate	—	29,701	—		29,701
Telecommunication Services	—	8,979	—		8,979
Utilities	—	3,956	—		3,956

Total Convertible Bonds	—	187,946	—	(c)	187,946

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$505,892	$—	(c)	$505,892
Consumer Staples	—	82,961	—		82,961
Energy	—	220,957	3,030		223,987
Financials	—	82,107	—		82,107
Health Care	—	297,041	3,556		300,597
Industrials	—	198,218	7,493		205,711
Information Technology	—	204,295	2,317		206,612
Materials	—	194,440	—	(c)	194,440
Real Estate	—	45,367	—		45,367
Telecommunication Services	—	394,585	—		394,585
Utilities	—	34,263	670		34,933

Total Corporate Bonds	—	2,260,126	17,066		2,277,192

Municipal Bonds	—	8,476	—		8,476
Private Placements
Commercial Loans	—	—	102,168		102,168
Residential Loans	—	—	72,735		72,735

Total Private Placements	—	—	174,903		174,903

Closed End Funds	126,295	—	—		126,295
U.S. Government Agency Securities	—	1,799,020	—		1,799,020
Loan Assignments
Consumer Discretionary	—	278,127	—	(c)	278,127
Consumer Staples	—	117,928	—		117,928
Energy	—	102,201	2,014		104,215
Financials	—	40,514	—		40,514
Health Care	—	89,092	1,307		90,399
Industrials	—	58,231	—		58,231
Information Technology	—	127,155	—		127,155
Materials	—	41,937	—		41,937
Real Estate	—	6,504	—		6,504
Telecommunication Services	—	98,890	—		98,890
Utilities	—	56,907	—		56,907

Total Loan Assignments	—	1,017,486	3,321		1,020,807

Options Purchased
Foreign Exchange Call Options	—	793	—		793
Foreign Exchange Put Options	—	146	—		146

Total Options Purchased	—	939	—		939

Warrants
Consumer Discretionary	—	—	—	(c)	—	(c)
Energy	—	41	—		41
Industrials	—	—	—	(c)	—	(c)

Total Warrants	—	41	—	(c)	41

Rights
Utilities	—	—	805		805
Short-Term Investments
Certificates of Deposit	—	1,610,188	—		1,610,188
Commercial Paper	—	1,302,879	—		1,302,879
Investment Company	1,090,906	—	—		1,090,906
Repurchase Agreements	—	98,000	—		98,000
U.S. Treasury Obligations	—	76,818	—		76,818

Total Short-Term Investments	1,090,906	3,087,885	—		4,178,791

Total Investments in Securities	$1,283,060	$9,736,288	$986,567		$12,005,915

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$(2,135)	$—	$(2,135)
Consumer Staples	—	(10,288)	—	(10,288)
Health Care	—	(4,020)	—	(4,020)
Utilities	—	(5,895)	—	(5,895)

Total Investments for Securities Sold Short	$—	$(22,338)	$—	$(22,338)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,582	$—	$1,582
Futures Contracts	3,754	—	—	3,754
Swaps	—	12,070	—	12,070

Total Appreciation in Other Financial Instruments	$3,754	$13,652	$—	$17,406

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,979)	$—	$(1,979)
Futures Contracts	(3,076)	—	—	(3,076)
Options Written
Call Options Written	—	(36)	—	(36)
Put Options Written	—	(722)	—	(722)
Swaps	—	(40,121)	(183)	(40,304)

Total Depreciation in Other Financial Instruments	$(3,076)	$(42,858)	$(183)	$(46,117)

Total Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$176	$—	$—		$176
Materials	—	—	408		408
Real Estate	462	—	—		462

Total Common Stocks	638	—	408		1,046

Debt Securities
Asset-Backed Securities	—	977	5,409		6,386
Collateralized Mortgage Obligations	—	5,814	1,732		7,546
Commercial Mortgage-Backed Securities	—	112	858		970
Convertible Bonds
Energy	—	282	—		282
Corporate Bonds
Consumer Discretionary	—	59,405	—	(c)	59,405
Consumer Staples	—	27,921	—		27,921
Energy	—	20,838	—		20,838
Financials	—	127,532	—	(c)	127,532
Health Care	—	33,276	—		33,276
Industrials	—	24,992	—		24,992
Information Technology	—	32,226	—		32,226
Materials	—	12,389	—	(c)	12,389
Real Estate	—	6,197	—		6,197
Telecommunication Services	—	22,474	—		22,474
Utilities	—	18,720	—		18,720

Total Corporate Bonds	—	385,970	—	(c)	385,970

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Total Return Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$1,707	$—	$1,707
Mortgage-Backed Securities	—	181,037	—	181,037
U.S. Government Agency Securities	—	100,732	—	100,732
U.S. Treasury Obligations	—	39,492	—	39,492
Closed End Funds	1,647	—	—	1,647
Loan Assignments
Consumer Discretionary	—	570	—	570
Energy	—	379	—	379
Health Care	—	107	—	107
Industrials	—	33	—	33
Information Technology	—	44	—	44

Total Loan Assignments	—	1,133	—	1,133

Options Purchased
Foreign Exchange Currency Options	—	25	—	25
Warrants
Industrials	—	—	— (d)	— (d)
Short-Term Investments
Certificates of Deposit	—	52,002	—	52,002
Commercial Paper	—	42,942	—	42,942
Investment Company	52,047	—	—	52,047
Repurchase Agreements	—	5,600	—	5,600
U.S. Treasury Obligations	—	2,300	—	2,300

Total Short-Term Investments	52,047	102,844	—	154,891

Total Investments in Securities	$54,332	$820,125	$8,407	$882,864

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$32	$—	$32
Futures Contracts	119	—	—	119
Swaps	—	213	—	213

Total Appreciation in Other Financial Instruments	$119	$245	$—	$364

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(47)	$—	$(47)
Futures Contracts	(70)	—	—	(70)
Options Written
Call Options Written	—	(1)	—	(1)
Put Options Written	—	(19)	—	(19)
Swaps	—	(744)	(3)	(747)

Total Depreciation in Other Financial Instruments	$(70)	$(811)	$(3)	$(884)

Unconstrained Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$989	$—	$—	$989
Financials	—	—	434	434
Information Technology	227	—	—	227
Real Estate	2,585	—	—	2,585
Telecommunication Services	35	—	—	35
Utilities	387	—	—	387

Total Common Stocks	4,223	—	434	4,657

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Financials	$—	$399	$23	$422
Debt Securities
Asset-Backed Securities	—	163,042	82,693	245,735
Collateralized Mortgage Obligations	—	237,456	1,871	239,327
Commercial Mortgage-Backed Securities	—	81,658	52,525	134,183
Convertible Bonds
Consumer Discretionary	—	11,595	—	11,595
Energy	—	8,472	—	8,472
Health Care	—	2,313	—	2,313
Information Technology	—	39,321	—	39,321

Total Convertible Bonds	—	61,701	—	61,701

Corporate Bonds
Consumer Discretionary	—	154,174	—	154,174
Consumer Staples	—	56,683	—	56,683
Energy	—	70,310	—	70,310
Financials	—	222,034	6,225	228,259
Health Care	—	80,554	—	80,554
Industrials	—	77,952	—	77,952
Information Technology	—	55,805	64	55,869
Materials	—	49,475	—	49,475
Real Estate	—	23,180	—	23,180
Telecommunication Services	—	105,147	—	105,147
Utilities	—	39,959	25	39,984

Total Corporate Bonds	—	935,273	6,314	941,587

Foreign Government Securities	—	216,022	—	216,022
Private Placements
Commercial Loan	—	—	36,000	36,000
U.S. Treasury Obligations	—	50,737	—	50,737
Loan Assignments
Consumer Discretionary	—	4,644	2,496	7,140
Consumer Staples	—	2,540	—	2,540
Health Care	—	744	—	744
Industrials	—	20	—	20
Information Technology	—	1,240	—	1,240
Materials	—	336	—	336
Telecommunication Services	—	804	—	804

Total Loan Assignments	—	10,328	2,496	12,824

Rights
Utilities	—	—	30	30
Short-Term Investment
Investment Company	2,538	—	—	2,538

Total Investments in Securities	$6,761	$1,756,616	$182,386	$1,945,763

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,356	$—	$4,356
Futures Contracts	5,919	—	—	5,919
Swaptions Purchased	—	705	—	705
Swaps	—	10,931	—	10,931

Total Appreciation in Other Financial Instruments	$5,919	$15,992	$—	$21,911

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,066)	$—	$(11,066)
Futures Contracts	(1,379)	—	—	(1,379)
Swaptions Written	—	(291)	—	(291)
Swaps	—	(17,753)	—	(17,753)

Total Depreciation in Other Financial Instruments	$(1,379)	$(29,110)	$—	$(30,489)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash and futures contracts. Please refer to the SOIs for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a common stock, futures contracts and a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.
(c)	Amount rounds to less than 500.
(d)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers among any levels during the year ended February 28, 2018 for Corporate Bond Fund, Emerging Markets Corporate Debt Fund and Emerging Markets Debt Fund.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Strategic Income Opportunities Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities
Asset-Backed Securities	$497,757		$4,191	$33,783	$5,154	$394,597	$(331,573)	$30,304	$—	$634,213
Collateralized Mortgage Obligations	38,567		(1,360)	2,090	(426)	78,104	(15,867)	—	(16,381)	84,727
Commercial Mortgage-Backed Securities	89,544		3,211	(6,809)	187	10,503	(50,186)	—	—	46,450
Common Stocks — Consumer Discretionary	371		(429)	62	—	—	(2)	—	—	2
Common Stocks — Energy	—		—	—	—	842	—	—	—	842
Common Stocks — Financials	—		—	1,932	—	3,050	—	—	—	4,982
Common Stocks — Health Care	—		—	—	—	617	—	—	—	617
Common Stocks — Information Technology	4,059		—	(2,353)	—	1,282	—	—	—	2,988
Common Stocks — Materials	6,800		(12)	1,379	—	—	—	—	—	8,167
Convertible Bonds — Consumer Discretionary	184		—	(221)	—	37	—	—	—	—	(a)
Convertible Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	10,251		(7,938)	8,042	—	—	(3,059)	—	(7,296)	—	(a)
Corporate Bonds — Energy	315		—	(301)	3	3,013	—	—	—	3,030
Corporate Bonds — Health Care	4,198		(5,696)	2,057	—	3,615	(618)	—	—	3,556
Corporate Bonds — Industrials	2,666		(9,059)	10,516	62	—	(3,780)	7,088	—	7,493
Corporate Bonds — Information Technology	1,272		(1,426)	685	42	3,205	(1,461)	—	—	2,317
Corporate Bonds — Materials	13,244		(971)	(346)	(215)	2,180	(13,892)	—	—	—	(a)
Corporate Bonds — Utilities	215		—	455	—	—	—	—	—	670
Loan Assignments — Consumer Discretionary	1,985		(54)	26	(2)	—	(1,955)	—	—	—	(a)
Loan Assignments — Energy	—		(409)	(2,670)	—	5,435	(342)	—	—	2,014
Loan Assignments — Health Care	—		—	(35)	— (a)	1,342	—	—	—	1,307

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Strategic Income Opportunities Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3		Transfers out of Level 3	Balance as of February 28, 2018
Preferred Stocks — Consumer Discretionary	$—	(a)	$—	$—	$—	$—	$—	$—		$—	$—	(a)
Preferred Stocks — Energy	—		—	(168)	—	1,751	—	—		—	1,583
Preferred Stocks — Financials	—		—	(25)	—	868	—	—		—	843
Preferred Stocks — Industrials	—		—	3,705	—	1,353	—	—		—	5,058
Preferred Stocks — Materials	—		(898)	898	—	—	—	—		—	—
Private Placements — Commercial Loans	245,583		1	(1,380)	44	687	(142,767)	—		—	102,168
Private Placements — Residential Loans	126,881		— (a)	—	—	—	(54,146)	—		—	72,735
Rights — Utilities	1,332		—	(527)	—	—	—	—		—	805
Swaps	—		—	(223)	—	—	—	40		—	(183)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—		—	—	(a)
Warrants — Industrials	—	(a)	—	— (a)	—	—	—	—		—	—	(a)

Total	$1,045,224		$(20,849)	$50,572	$4,849	$512,481	$(619,648)	$37,432		$(23,677)	$986,384

Total Return Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3		Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities
Asset-Backed Securities	$7,204		$491	$5	$48	$839	$(3,853)	$675		$—	$5,409
Collateralized Mortgage Obligations	312		(21)	41	(10)	1,698	(288)	—		—	1,732
Commercial Mortgage-Backed Securities	1,673		61	(107)	3	165	(937)	—		—	858
Common Stocks — Materials	340		—	68	—	—	—	—		—	408
Corporate Bonds — Consumer Discretionary	—	(a)	—	— (a)	—	—	—	—		—	—	(a)
Corporate Bonds — Financials	—	(a)	—	—	—	—	—	—		—	—	(a)
Corporate Bonds — Materials	1,339		71	(3)	(22)	—	(1,385)	—		—	—	(a)
Swaps	—		—	(3)	—	—	—	—	(a)	—	(3)
Warrants — Industrials	—	(b)	—	—	—	—	—	—		—	—	(b)

	$10,868		$602	$1	$19	$2,702	$(6,463)	$675		$—	$8,404

Unconstrained Debt Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3		Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities
Asset-Backed Securities	$153,522		$(417)	$1,584	$182	$3,872	$(61,482)	$1,051		$(15,619)	$82,693
Collateralized Mortgage Obligations	2,854		24	521	16	—	(1,544)	—		—	1,871
Commercial Mortgage-Backed Securities	54,437		691	(71)	82	21,529	(49,235)	25,092		—	52,525
Common Stocks — Financials	—		—	149	—	285	—	—		—	434
Corporate Bonds — Consumer Discretionary	277		(795)	804	—	—	(286)	—		—	—
Corporate Bonds — Financials	6,000		—	— (a)	1	299	(75)	—		—	6,225
Corporate Bonds — Industrials	160		(602)	667	—	—	(225)	—		—	—
Corporate Bonds — Information Technology	—		— (a)	(21)	1	89	(5)	—		—	64
Corporate Bonds — Utilities	8		—	17	—	—	—	—		—	25

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Unconstrained Debt Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Loan Assignments — Consumer Discretionary	$—	$—	$(53)	$25	$13	$(2,617)	$5,128	$—	$2,496
Preferred Stocks — Financials	—	—	(1)	—	24	—	—	—	23
Private Placements — Commercial Loans	—	—	—	—	36,000	—	—	—	36,000
Rights — Utilities	50	—	(20)	—	—	—	—	—	30

	$217,308	$(1,099)	$3,576	$307	$62,111	$(115,469)	$31,271	$(15,619)	$182,386

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

There were no significant transfers between level 2 and level 3 during the year ended February 28, 2018 for Strategic Income Opportunities Fund and Total Return Fund.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the year ended February 28, 2018 for Unconstrained Debt Fund.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2018, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Strategic Income Opportunities Fund	$7,157
Total Return Fund	121
Unconstrained Debt Fund	1,034

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$11,156		Market Comparable Companies	EBITDA Multiple (a)	6.5x - 8.4x (7.51x)
	842		Terms of Restructuring	Liquidity Discount	20.00% (20.00%)
	617		Terms of Conversion	Conversion Price	$47.84 ($47.84)
	4,982		Market Comparable Transaction	Transaction Price	$18.25 ($18.25)
	—	(c)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Common Stocks	17,597

	1,583		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.00% (15.00%)
	5,902		Market Comparable Companies	EBITDA Multiple (a)	6.5x - 8.4x (8.13x)
				Discount for potential outcome (b)	30.00% (30.00%)

	—	(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	7,485

	13,419		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.10% - 19.30% (12.14%)
	—	(c)	Market Comparable Companies	EBITDA Multiple (a)	7.2x (7.2x)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bonds	13,419

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—	(c)	Market Comparable Companies	Projected Principal Writedown	100.00% (100.00%)

Convertible Bonds	—	(c)

	174,903		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.67% - 9.17% (8.39%)

Private Placements	174,903

	634,213		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.05%)
				Constant Default Rate	0.00% - 8.53% (4.95%)
				Yield (Discount Rate of Cash Flows)	2.26% - 6.23% (3.56%)

Asset-Backed Securities	634,213

	84,727		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	1.97% - 3.34% (3.18%)

Collateralized Mortgage Obligations	84,727

	20,633		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (31.87%)
				Yield (Discount Rate of Cash Flows)	5.42% - 7.16% (6.42%)

Commercial Mortgage-Backed Securities	20,633

	3,321		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.66% - 9.01% (8.19%)

Loan Assignments	3,321			Projected Principal Writedown	100.00% (100.00%)

Total	$956,298

#	The table above does not include certain level 3 securities that are valued by brokers and pricing services. At February 28, 2018, the value of these securities was approximately $30,086,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$408		Market Comparable Companies	EBITDA Multiple (a)	7.2x (7.2x)

Common Stocks	408

	—	(c)	Market Comparable Companies	Discount for lack of marketability (b)	100.00% (100.00%)

Corporate Bonds	—	(c)

	5,409		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (7.50%)
				Constant Default Rate	0.00% - 8.36% (5.01%)
				Yield (Discount Rate of Cash Flows)	2.26% - 5.28% (3.78%)

Asset-Backed Securities	5,409

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	1,698		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	3.24% - 3.34% (3.28%)

Collateralized Mortgage Obligations	1,698

	340		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (28.61%)
				Yield (Discount Rate of Cash Flows)	5.42% - 7.16% (6.27%)

Commercial Mortgage-Backed Securities	340

	—	(d)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)
Warrants	—	(d)

Total	$7,855

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At February 28, 2018, the value of these securities was approximately $549,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(d)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$67,171		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (14.07%)
				Constant Default Rate	0.00% - 20.00% (2.39%)
				Yield (Discount Rate of Cash Flows)	2.76% -7.65% (4.06%)

Asset-Backed Securities	67,171

	412		Discounted Cash Flow	Constant Prepayment Rate	15.00% (15.00%)
				Constant Default Rate	2.09% (2.09%)
				Yield (Discount Rate of Cash Flows)	7.07% (7.07%)
	—	(a)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Collateralized Mortgage Obligations	412

	47,136		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(36.16%) -199.00% (13.45%)

Commercial Mortgage-Backed Securities	47,136

	36,000		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.12% - 5.62% (5.34%)

Private Placements	36,000

	289		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% - 19.29% (7.15%)
				Liquidity Discount	0.75% (0.75%)
	—	(a)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate Bonds	289

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

	23		Market Comparable Companies	EBITDA Multiple	6.5x (6.5x)
				Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	23

	—	(a)	Market Comparable Companies	EBITDA Multiple	6.5x (6.5x)

Common Stocks	—	(a)

Total	$151,031

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At February 28, 2018, the value of these securities was approximately $31,355,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 28, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM, an indirect, wholly-owned subsidiary of JPMorgan. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Loan Assignments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments that were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Commercial Loans — Strategic Income Opportunities Fund and Unconstrained Debt Fund invest in wholly owned limited liability companies or corporations; the Funds through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

F. Unfunded Commitments — Strategic Income Opportunities Fund and Unconstrained Debt Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

As of February 28, 2018, the Funds did not have any outstanding unfunded loan commitments.

G. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes G(1) — G(4) below describe the various derivatives used by the Funds.

(1). Options — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities and interest rate swaps to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Funds used treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate and equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Funds engaged in various swap transactions, including credit default, interest rate and return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The Funds may be required to post or receive collateral for OTC Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Return Swaps

Strategic Income Opportunities Fund and Total Return Fund used return swaps to gain long or short exposure to underlying indices. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Corporate Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$718	$—	$718
Foreign exchange contracts	Receivables	—	114	114

Total		$718	$114	$832

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(709)	$—	$(709)
Foreign exchange contracts	Payables	—	(1)	(1)

Total		$(709)	$(1)	$(710)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Corporate Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$39	$—	$39
Foreign exchange contracts	Receivables	—	9	9

Total		$39	$9	$48

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(6)	$—	$(6)
Foreign exchange contracts	Payables	—	(60)	(60)

Total		$(6)	$(60)	$(66)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Foreign exchange contracts	Receivables	$6,271	$—	$6,271
Credit contracts	Receivables	—	1,854	1,854

Total		$6,271	$1,854	$8,125

Gross Liabilities:
Foreign exchange contracts	Payables	$(6,948)	$—	$(6,948)
Credit contracts	Payables	—	(1,078)	(1,078)

Total		$(6,948)	$(1,078)	$(8,026)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2018 (amounts in thousands):

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$840	$(840)	$—		$—
BNP Paribas	76	—	—		76
Citibank, NA	1,971	(1,971)	—		—
Credit Suisse International	284	(114)	—		170
Deutsche Bank AG	231	—	—		231
Goldman Sachs International	2,545	(1,666)	(700	)(b)	179
HSBC Bank, NA	589	(589)	—		—
Merrill Lynch International	757	(86)	—		671
Royal Bank of Canada	602	(300)	—		302
State Street Corp.	230	(230)	—		—

	$8,125	$(5,796)	$(700)		$1,629

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$982	$(840)	$—	$142
Citibank, NA	2,214	(1,971)	—	243
Credit Suisse International	114	(114)	—	—
Goldman Sachs International	1,666	(1,666)	—	—
HSBC Bank, NA	1,061	(589)	—	472
Merrill Lynch International	86	(86)	—	—
National Australia Bank Ltd.	559	—	—	559
Royal Bank of Canada	300	(300)	—	—
State Street Corp.	544	(230)	—	314
TD Bank Financial Group	491	—	—	491
Union Bank of Switzerland AG	9	—	—	9

	$8,026	$(5,796)	$—	$2,230

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.G.(5). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Strategic Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$—	$3,754	$—	$—	$—	$3,754
Foreign exchange contracts	Receivables	939	—	1,582	—	—	2,521
Credit contracts	Receivables	—	—	—	—	17,751	17,751

Total		$939	$3,754	$1,582	$—	$17,751	$24,026

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(36)	$(3,076)	$—	$—	$(183)	$(3,295)
Foreign exchange contracts	Payables	(722)	—	(1,979)	—	—	(2,701)
Credit contracts	Payables	—	—	—	(18,921)	(8,111)	(27,032)

Total		$(758)	$(3,076)	$(1,979)	$(18,921)	$(8,294)	$(33,028)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2018 (amounts in thousands):

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Bank of America NA	$1,132	$(42)	$(902	)(b)	$188
Barclays Bank plc	5,873	(3,268)	(2,605	)(b)	—
BNP Paribas	3,176	—	(3,176	)(b)	—
Citibank, NA	1,665	(87)	(1,570	)(b)	8
Credit Suisse International	1,071	(54)	(740	)(b)	277
Goldman Sachs International	3,185	(3,185)	—		—
Morgan Stanley	2,748	(1,631)	(1,080	)(b)	37
National Australia Bank Ltd.	111	—	—		111
Royal Bank of Canada	11	(11)	—		—
Standard Chartered Bank	459	(98)	—		361
State Street Corp.	286	(286)	—		—
TD Bank Financial Group	555	(286)	—		269

	$20,272	$(8,948)	$(10,073)		$1,251

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Bank of America NA	$42	$(42)	$—		$—
Barclays Bank plc	3,268	(3,268)	—		—
Citibank, NA	87	(87)	—		—
Credit Suisse International	54	(54)	—		—
Deutsche Bank AG	478	—	—		478
Goldman Sachs International	4,149	(3,185)	(964	)(b)	—
Morgan Stanley	1,631	(1,631)	—		—
Royal Bank of Canada	265	(11)	—		254
Standard Chartered Bank	98	(98)	—		—
State Street Corp.	637	(286)	—		351
TD Bank Financial Group	286	(286)	—		—

	$10,995	$(8,948)	$(964)		$1,083

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.G.(5). for actual swap collateral received or posted.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Total Return Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$—	$119	$—	$—	$—	$119
Foreign exchange contracts	Receivables	25	—	32	—	—	57
Credit contracts	Receivables	—	—	—	—	320	320

Total		$25	$119	$32	$—	$320	$496

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1)	$(70)	$—	$—	$(3)	$(74)
Foreign exchange contracts	Payables	(19)	—	(47)	—	—	(66)
Credit contracts	Payables	—	—	—	(506)	(177)	(683)

Total		$(20)	$(70)	$(47)	$(506)	$(180)	$(823)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2018 (amounts in thousands):

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Bank of America NA	$6	$—	$—		$6
Barclays Bank plc	96	(60)	—		36
BNP Paribas	83	—	—		83
Citibank, NA	34	(2)	—		32
Credit Suisse International	4	(1)	—		3
Goldman Sachs International	74	(74)	—		—
Morgan Stanley	52	(33)	(19	)(b)	—
National Australia Bank Ltd.	3	—	—		3
Standard Chartered Bank	12	(3)	—		9
TD Bank Financial Group	13	(8)	—		5

	$377	$(181)	$(19)		$177

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$60	$(60)	$—	$—
Citibank, NA	2	(2)	—	—
Credit Suisse International	1	(1)	—	—
Deutsche Bank AG	12	—	—	12
Goldman Sachs International	108	(74)	—	34
Morgan Stanley	33	(33)	—	—
Royal Bank of Canada	7	—	—	7
Standard Chartered Bank	3	(3)	—	—
State Street Corp.	12	—	—	12
TD Bank Financial Group	8	(8)	—	—

	$246	$(181)	$—	$65

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.G.(5). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Unconstrained Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options and Swaptions	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$705	$5,919	$—	$10,931	$17,555
Foreign exchange contracts	Receivables	—	—	4,356	—	4,356

Total		$705	$5,919	$4,356	$10,931	$21,911

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(291)	$(1,379)	$—	$(17,753)	$(19,423)
Foreign exchange contracts	Payables	—	—	(11,066)	—	(11,066)

Total		$(291)	$(1,379)	$(11,066)	$(17,753)	$(30,489)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2018 (amounts in thousands):

Unconstrained Debt Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$1,976		$(108)	$—	$1,868
Barclays Bank plc	353		(146)	—	207
BNP Paribas	280		(280)	—	—
Citibank, NA	553		(150)	—	403
Goldman Sachs International	919		—	—	919
HSBC Bank, NA	408		(408)	—	—
Royal Bank of Canada	167		(167)	—	—
Standard Chartered Bank	390		(24)	—	366
State Street Corp.	13		(4)	—	9
TD Bank Financial Group	—	(b)	— (b)	—	—
Union Bank of Switzerland AG	2		—	—	2

	$5,061		$(1,287)	$—	$3,774

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$108		$(108)	$—	$—
Barclays Bank plc	146		(146)	—	—
BNP Paribas	315		(280)	—	35
Citibank, NA	150		(150)	—	—
Credit Suisse International	889		—	—	889
Deutsche Bank AG	4,291		—	—	4,291
Goldman Sachs International	—	(b)	— (b)	—	—
HSBC Bank, NA	1,603		(408)	—	1,195
Merrill Lynch International	2,120		—	—	2,120
Royal Bank of Canada	1,266		(167)	—	1,099
Standard Chartered Bank	24		(24)	—	—
State Street Corp.	4		(4)	—	—
TD Bank Financial Group	441		— (b)	—	441

	$11,357		$(1,287)	$—	$10,070

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than 500.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2018, by primary underlying risk exposure (amounts in thousands):

Corporate Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(200)	$—	$(200)
Foreign exchange contracts	—	(2,168)	(2,168)

Total	$(200)	$(2,168)	$(2,368)

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$147	$—	$147
Foreign exchange contracts	—	92	92

Total	$147	$92	$239

Emerging Markets Corporate Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(595)	$—	$—	$(595)
Foreign exchange contracts	—	(147)	—	(147)
Credit contracts	—	—	(35)	(35)

Total	$(595)	$(147)	$(35)	$(777)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$27	$—	$27
Foreign exchange contracts	—	(31)	(31)

Total	$27	$(31)	$(4)

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$478	$—	$—	$478
Foreign exchange contracts	—	(3,142)	—	(3,142)
Credit contracts	—	—	(788)	(788)

Total	$478	$(3,142)	$(788)	$(3,452)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Foreign exchange contracts	$(853)	$—	$(853)
Credit contracts	—	30	30

Total	$(853)	$30	$(823)

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(132)	$17,624	$—	$(194)	$17,298
Foreign exchange contracts	(130)	—	(5,045)	—	(5,175)
Credit contracts	—	—	—	(25,865)	(25,865)
Equity contracts	(1,458)	—	—	—	(1,458)

Total	$(1,720)	$17,624	$(5,045)	$(26,059)	$(15,200)

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$515	$2,193	$—	$(122)	$2,586
Foreign exchange contracts	(779)	—	2,098	—	1,319
Credit contracts	—	—	—	(14,201)	(14,201)
Equity contracts	746	—	—	—	746

Total	$482	$2,193	$2,098	$(14,323)	$(9,550)

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1)	$(190)	$—	$(3)	$(194)
Foreign exchange contracts	(3)	—	(106)	—	(109)
Credit contracts	—	—	—	(2,080)	(2,080)

Total	$(4)	$(190)	$(106)	$(2,083)	$(2,383)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$13	$5	$—	$(688)	$(670)
Foreign exchange contracts	(17)	—	42	—	25
Credit contracts	—	—	—	2,430	2,430

Total	$(4)	$5	$42	$1,742	$1,785

Unconstrained Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(11,042)	$—	$13,211	$2,169
Foreign exchange contracts	—	(25,998)	—	(25,998)
Credit contracts	—	—	(170)	(170)

Total	$(11,042)	$(25,998)	$13,041	$(23,999)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options and Swaptions	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(225)	$7,891	$—	$(6,822)	$844
Foreign exchange contracts	—	—	2,509	—	2,509
Credit contracts	—	—	—	149	149

Total	$(225)	$7,891	$2,509	$(6,673)	$3,502

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 28, 2018 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund		Strategic Income Opportunities Fund		Total Return Fund		Unconstrained Debt Fund
Futures Contracts — Interest:
Average Notional Balance Long	$243,241	$17,774		$393,295	(a)	$1,073,891		$56,382		$274,809
Average Notional Balance Short	256,842	9,954		26,992		2,796,605		73,106		1,700,948
Ending Notional Balance Long	158,069	23,564		—		4,506,063		161,276		652,846
Ending Notional Balance Short	164,001	16,014		—		7,422,802		250,268		861,145

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	579	264		197,371		120,624		2,904		125,744
Average Settlement Value Sold	17,475	1,841		199,113		123,776		2,750		401,811
Ending Settlement Value Purchased	128	960		379,328		103,022		2,788		220,483
Ending Settlement Value Sold	9,142	2,006		390,598		117,578		1,502		440,293

Exchange-Traded Options:
Average Number of Contracts Purchased	—	—		—		7,163	(b)	172	(b)	—
Average Number of Contracts Sold	—	—		—		9,445		233		—
Ending Number of Contracts Sold	—	—		—		5,900		160		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	—	8,000	(c)	81,583	(d)	1,438,477		34,214		7,525	(e)
Average Notional Balance — Sell Protection	—	—		72,750	(d)	35,832		477		—
Ending Notional Balance — Buy Protection	—	—		84,300		1,442,574		36,343		—
Ending Notional Balance — Sell Protection	—	—		84,300		21,150		400		—

Return Swaps:
Average Notional Balance — Receives Floating Rate	—	—		—		16,800		22,711	(f)	—
Average Notional Balance — Pays Fixed Rate	—	—		—		359,877		6,192		—
Ending Notional Balance — Pays Fixed Rate	—	—		—		349,062		5,964		—

Swaptions & OTC Options:
Average Notional Balance Purchased	—	—		—		106,025		2,482		1,226,872	(g)
Average Notional Balance Written	—	—		—		86,253		2,005		1,226,872	(g)
Ending Notional Balance Purchased	—	—		—		222,176		5,369		1,226,872
Ending Notional Balance Written	—	—		—		149,026		3,711		1,226,872

Interest Rate-Related Swaps
(Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	—	—		—		68,291	(e)	951	(e)	347,183
Average Notional Balance — Receives Fixed Rate	—	—		—		—		—		476,561
Ending Notional Balance — Pays Fixed Rate	—	—		—		—		—		2,175,200
Ending Notional Balance — Receives Fixed Rate	—	—		—		—		—		3,029,400

(a)	For the period March 1, 2017 through March 31, 2017.
(b)	For the period March 1, 2017 through December 31, 2017.
(c)	For the period April 1, 2017 through April 30, 2017.
(d)	For the period September 1, 2017 through February 28, 2018.
(e)	For the period March 1, 2017 through November 30, 2017.
(f)	For the period March 1, 2017 through August 31, 2017.
(g)	For the period February 1, 2018 through February 28, 2018.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts, Non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	177

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

collateral is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in escrow in accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2018 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Emerging Markets Debt Fund	Collateral Received	Goldman Sachs International	$73	$(700)
Strategic Income Opportunities Fund	Collateral Posted	Goldman Sachs International	(971)	1,520
	Collateral Received	Bank of America, N.A.	1,090	(902)
		Barclays Bank plc	2,610	(2,750)
		BNP Paribas	3,016	(3,260)
		Citibank, N.A.	1,578	(1,570)
		Credit Suisse International	1,017	(740)
		Morgan Stanley	1,117	(1,080)
Total Return Fund	Collateral Posted	Barclays Bank plc	36	240
	Collateral Received	Morgan Stanley	19	(50)

The Funds’ derivatives contracts held at February 28, 2018 are not accounted for as hedging instruments under GAAP.

H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

I. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Strategic Income Opportunities Fund and Total Return Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Strategic Income Opportunities Fund had delayed delivery securities outstanding as of February 28, 2018 and Total Return Fund had TBA purchase commitments outstanding as of February 28, 2018, which are shown as a Receivable for investment securities sold-delayed delivery securities and Payable for investment securities purchased-delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2018 are detailed on the SOI.

J. Short Sales — Strategic Income Opportunities Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. The Fund pays the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on the Statements of Operations.

The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported within Other expense on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on securities sold short on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of February 28, 2018, Strategic Income Opportunities Fund had outstanding short sales as listed on the SOI.

K. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign tax withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statements of Operations.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee, which has been renamed as the Service Fee. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the year ended February 28, 2018 are as follows:

	Class A		Class C		Class I		Class R2		Class R5		Class R6	Total
Corporate Bond Fund
Transfer agency fees	$12		$1		$1		n/a		n/a		$12	$26
Sub-transfer agency fees	9		—	(a)	10		n/a		n/a		—	19

Emerging Markets Corporate Debt Fund
Transfer agency fees	—	(a)	—	(a)	1		n/a		n/a		2	3
Sub-transfer agency fees	—	(a)	—	(a)	—	(a)	n/a		n/a		—	—	(a)

Emerging Markets Debt Fund
Transfer agency fees	11		2		7		n/a		$—	(a)	25	45
Sub-transfer agency fees	6		1		—		n/a		—	(a)	—	7

Strategic Income Opportunities Fund
Transfer agency fees	94		37		149		n/a		8		2	290
Sub-transfer agency fees	11		56		244		n/a		11		—	322

Total Return Fund
Transfer agency fees	12		5		5		$—	(a)	1		1	24
Sub-transfer agency fees	25		2		10		—	(a)	1		—	38

Unconstrained Debt Fund
Transfer agency fees	2		1		16		—	(a)	—	(a)	4	23
Sub-transfer agency fees	2		—	(a)	49		—	(a)	—		—	51

(a)	Amount rounds to less than 500.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	179

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

O. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Corporate Bond Fund	$—	$(1,455)	$1,455
Emerging Markets Corporate Debt Fund	(12)	(199)	211
Emerging Markets Debt Fund	(29,136)	(4,107)	33,243
Strategic Income Opportunities Fund	—	(13,241)	13,241
Total Return Fund	— (a)	(348)	348
Unconstrained Debt Fund	—	(14,113)	14,113

(a)	Amount rounds to less than 500.

The reclassifications for the Funds relate primarily to investments in perpetual bonds, foreign currency gains or losses, expiration of capital loss carryforwards, investments in contingent payment debt instruments and investments in swap contracts.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Corporate Debt Fund	0.70
Emerging Markets Debt Fund	0.70
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2018, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class I, Class R5 and Class R6 do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Corporate Debt Fund	0.25	0.75	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2018, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Corporate Bond Fund	$1		$—
Emerging Markets Corporate Debt Fund	—	(a)	—
Emerging Markets Debt Fund	2		—	(a)
Strategic Income Opportunities Fund	61		3
Total Return Fund	6		—	(a)
Unconstrained Debt Fund	2		—	(a)

(a)	Amount rounds to less than 500.

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2	Class R5
Corporate Bond Fund	0.25%	0.25%	0.25%	n/a	n/a
Emerging Markets Corporate Debt Fund	0.25	0.25	0.25	n/a	n/a
Emerging Markets Debt Fund	0.25	0.25	0.25	n/a	0.10	%*
Strategic Income Opportunities Fund	0.25	0.25	0.25	n/a	0.10	*
Total Return Fund	0.25	0.25	0.25	0.25%	0.10	*
Unconstrained Debt Fund	0.25	0.25	0.25	0.25	0.10	*

*	Prior to April 3, 2017, the service fee for Class R5 Shares was 0.05%.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	181

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R2	Class R5	Class R6
Corporate Bond Fund	0.75%	1.25%	0.50%	n/a	n/a	0.40%
Emerging Markets Corporate Debt Fund	1.20	1.70	0.95	n/a	n/a	0.70
Emerging Markets Debt Fund	1.20	1.70	0.95	n/a	0.75%	0.70
Strategic Income Opportunities Fund	1.00	1.50	0.75	n/a	0.55	0.50	*
Total Return Fund	0.66	1.31	0.56	1.16%	0.46	0.41
Unconstrained Debt Fund*	0.90	1.40	0.65	1.25	0.55	0.50

*	The contractual expense percentages in the table above are in place until at least October 31, 2018.

The expense limitation agreements were in effect for the year ended February 28, 2018. Except as noted above, the contractual expense limitation percentages are in place until at least June 30, 2018.

For the year ended February 28, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Reimbursements
Corporate Bond Fund	$126	$84	$344	$554	$—	(a)
Emerging Markets Corporate Debt Fund	306	198	1	505	1
Emerging Markets Debt Fund	1,179	786	26	1,991	24
Strategic Income Opportunities Fund	3,896	2,599	380	6,875	—
Total Return Fund	249	165	983	1,397	34
Unconstrained Debt Fund	863	575	1,244	2,682	—

(a)	Amount rounds to less than 500.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2018 were as follows (amounts in thousands):

Corporate Bond Fund	$108
Emerging Markets Corporate Debt Fund	25
Emerging Markets Debt Fund	101
Strategic Income Opportunities Fund	3,080
Total Return Fund	142
Unconstrained Debt Fund	162

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2018, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government	Securities Sold Short	Covers on Securities Sold Short
Corporate Bond Fund	$1,968,378	$2,991,576	$16,930	$16,897	n/a	n/a
Emerging Markets Corporate Debt Fund	277,368	283,815	—	—	n/a	n/a
Emerging Markets Debt Fund	2,563,415	1,778,325	7,607	—	n/a	n/a
Strategic Income Opportunities Fund	3,950,537	6,466,041	—	—	$217,835	$249,288
Total Return Fund	2,473,721	2,368,731	27,055	10,288	4,067	4,443
Unconstrained Debt Fund	1,950,824	2,705,269	143,303	375,889	n/a	n/a

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$887,528	$7,504	$18,044	$(10,540)
Emerging Markets Corporate Debt Fund	212,417	3,307	3,522	(215)
Emerging Markets Debt Fund	1,757,833	40,132	37,103	3,029
Strategic Income Opportunities Fund*	11,981,047	185,537	192,948	(7,411)
Total Return Fund	891,245	5,152	13,885	(8,733)
Unconstrained Debt Fund	1,938,133	69,664	70,612	(948)

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to mark to market of options contracts, mark to market of futures contracts, mark to market of forward foreign currency contracts, investments in perpetual bonds and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Corporate Bond Fund	$61,090	$18,161	$79,251
Emerging Markets Corporate Debt Fund	11,502	21	11,523
Emerging Markets Debt Fund	78,021	—	78,021
Strategic Income Opportunities Fund	368,437	—	368,437
Total Return Fund	15,834	—	15,834
Unconstrained Debt Fund	58,405	—	58,405

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Corporate Bond Fund	$63,251	$6,928	$—	$70,179
Emerging Markets Corporate Debt Fund	8,948	—	—	8,948
Emerging Markets Debt Fund	70,230	—	—	70,230
Strategic Income Opportunities Fund	522,954	—	—	522,954
Total Return Fund	14,512	—	—	14,512
Unconstrained Debt Fund	90,755	—	1,995	92,750

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	183

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$1,641	$2,867	$(10,538)
Emerging Markets Corporate Debt Fund	37	1,000	(214)
Emerging Markets Debt Fund	1,479	(173,258)	1,200
Strategic Income Opportunities Fund	3,054	(568,794)	(11,248)
Total Return Fund	132	(1,008)	(8,887)
Unconstrained Debt Fund	681	(65,370)	(4,874)

For the Funds, the cumulative timing differences primarily consist of mark to market of forward foreign currency contracts, mark to market of futures and options contracts, post-October capital loss deferrals, late year ordinary loss deferrals, wash sale loss deferrals, straddle loss deferrals, capital loss carryforwards and investments in perpetual bonds.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2018, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Markets Debt Fund	$159,731	$13,527
Strategic Income Opportunities Fund	76,904	491,890
Total Return Fund	137	871
Unconstrained Debt Fund	19,592	45,778

During the year ended February 28, 2018, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

Emerging Markets Corporate Debt Fund	$3,354
Emerging Markets Debt Fund	9,495
Strategic Income Opportunities Fund	2,209

During the year ended February 28, 2018, the following Fund had expired capital loss carryforwards as follows (amounts in thousands):

Emerging Markets Debt Fund	$29,136

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2018, the following Funds deferred to March 1, 2018, the following specified ordinary losses and net capital losses of (amounts in thousands):

	Net Capital Loss		Specified Ordinary Loss
	Short-Term	Long-Term
Corporate Bond Fund	$—	$—	$204
Emerging Markets Corporate Debt Fund	119	—	174
Strategic Income Opportunities Fund	1,243	10,252	864
Total Return Fund	6,576	410	24
Unconstrained Debt Fund	—	—	14,766

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2018. Average borrowings from the Facility for the year ended February 28, 2018, were as follows (amounts in thousands, except number of days outstanding):.

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Debt Fund	$11,229	1.61%	2	$1

The Trust, along with certain other trusts (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 28, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2018, the Funds had omnibus accounts and/or individual accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund	Number of Individual Accounts	% of the Fund
Emerging Markets Corporate Debt Fund	—	—	—	—	3	98.3%
Strategic Income Opportunities Fund	4	23.6%	2	12.3%	—	—
Total Return Fund	3	10.3	4	34.7	—	—
Unconstrained Debt Fund	4	74.6	—	—	—	—

As of February 28, 2018, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

JPMorgan SmartRetirement Funds
Corporate Bond Fund	66.1%
Emerging Markets Debt Fund	55.6

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage-related securities such as collateralized mortgage obligations, mortgage-pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	185

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Emerging Markets Corporate Debt Fund’s and Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

Emerging Markets Corporate Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Corporate Bond Fund, Emerging Markets Corporate Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invest in interest bearing notes with preferred security characteristics. These securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities and Insurance-Linked Securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of February 28, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

9. New Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-18 (“ASU 2016-18”) Statement of Cash Flows (Topic 230) Restricted Cash, which clarifies guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. ASU 2016-18 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Management is currently evaluating the implications of these changes on the financial statements, if any.

In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

10. Subsequent Event

During the period February 28, 2018 through April 20, 2018, JPMorgan Corporate Bond had net redemptions of $794,850,000. This amount represented 90% of the Fund’s net assets as of February 28, 2018.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Corporate Debt Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Corporate Debt Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund (six of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 28, 2018 and held by the custodian and confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	187

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present) Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	189

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Corporate Bond Fund
Class A
Actual*	$1,000.00	$986.40	$3.64	0.74%
Hypothetical*	1,000.00	1,021.12	3.71	0.74
Class C
Actual*	1,000.00	983.80	6.10	1.24
Hypothetical*	1,000.00	1,018.65	6.21	1.24
Class I (formerly Select Class)
Actual*	1,000.00	987.80	2.42	0.49
Hypothetical*	1,000.00	1,022.36	2.46	0.49
Class R6
Actual*	1,000.00	988.30	1.92	0.39
Hypothetical*	1,000.00	1,022.86	1.96	0.39

Emerging Markets Corporate Debt Fund
Class A
Actual*	1,000.00	1,000.50	5.90	0.01
Hypothetical*	1,000.00	1,018.89	5.96	1.19
Class C
Actual*	1,000.00	998.00	8.37	1.69
Hypothetical*	1,000.00	1,016.41	8.45	1.69
Class I (formerly Select Class)
Actual*	1,000.00	1,001.60	4.67	0.94
Hypothetical*	1,000.00	1,020.13	4.71	0.94
Class R6
Actual*	1,000.00	1,003.00	3.43	0.69
Hypothetical*	1,000.00	1,021.37	3.46	0.69

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	191

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Markets Debt Fund
Class A
Actual*	$1,000.00	$994.20	$5.93	1.20%
Hypothetical*	1,000.00	1,018.84	6.01	1.20
Class C
Actual*	1,000.00	991.70	8.40	1.70
Hypothetical*	1,000.00	1,016.36	8.50	1.70
Class I (formerly Select Class)
Actual*	1,000.00	995.40	4.65	0.94
Hypothetical*	1,000.00	1,020.13	4.71	0.94
Class R5
Actual*	1,000.00	996.50	3.66	0.74
Hypothetical*	1,000.00	1,021.12	3.71	0.74
Class R6
Actual*	1,000.00	996.70	3.42	0.69
Hypothetical*	1,000.00	1,021.37	3.46	0.69

Strategic Income Opportunities Fund
Class A
Actual*	1,000.00	1,009.50	4.93	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99
Class C
Actual*	1,000.00	1,007.00	7.41	1.49
Hypothetical*	1,000.00	1,017.41	7.45	1.49
Class I (formerly Select Class)
Actual*	1,000.00	1,010.70	3.69	0.74
Hypothetical*	1,000.00	1,021.12	3.71	0.74
Class R5
Actual*	1,000.00	1,012.60	2.74	0.55
Hypothetical*	1,000.00	1,022.07	2.76	0.55
Class R6
Actual**	1,000.00	1,006.00	1.60	0.49
Hypothetical*	1,000.00	1,022.36	2.46	0.49

Total Return Fund
Class A
Actual*	1,000.00	982.00	3.15	0.64
Hypothetical*	1,000.00	1,021.62	3.21	0.64
Class C
Actual*	1,000.00	978.70	6.33	1.29
Hypothetical*	1,000.00	1,018.40	6.46	1.29
Class I (formerly Select Class)
Actual*	1,000.00	982.50	2.65	0.54
Hypothetical*	1,000.00	1,022.12	2.71	0.54
Class R2
Actual*	1,000.00	979.60	5.60	1.14
Hypothetical*	1,000.00	1,019.14	5.71	1.14
Class R5
Actual*	1,000.00	983.00	2.16	0.44
Hypothetical*	1,000.00	1,022.61	2.21	0.44
Class R6
Actual*	1,000.00	982.20	1.92	0.39
Hypothetical*	1,000.00	1,022.86	1.96	0.39

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Unconstrained Debt Fund
Class A
Actual*	$1,000.00	$1,014.70	$4.50	0.90%
Hypothetical*	1,000.00	1,020.33	4.51	0.90
Class C
Actual*	1,000.00	1,012.30	6.99	1.40
Hypothetical*	1,000.00	1,017.85	7.00	1.40
Class I (formerly Select Class)
Actual*	1,000.00	1,015.00	3.25	0.65
Hypothetical*	1,000.00	1,021.57	3.26	0.65
Class R2
Actual*	1,000.00	1,014.00	6.24	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class R5
Actual*	1,000.00	1,016.50	2.75	0.55
Hypothetical*	1,000.00	1,022.07	2.76	0.55
Class R6
Actual*	1,000.00	1,017.70	2.45	0.49
Hypothetical*	1,000.00	1,022.36	2.46	0.49

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 119/365 (to reflect the actual period). Commencement of operations was November 1, 2017.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	193

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2018 (amounts in thousands):

Long-Term Capital Gain Distribution
Corporate Bond Fund	$18,162
Emerging Markets Corporate Debt Fund	21

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or the maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2018 (amounts in thousands):

	Qualified Interest Income	Short-Term Capital Gain
Total Return Fund	$12,855	$18

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2018:

Income from U.S. Treasury Obligations
Corporate Bond Fund	0.04%
Emerging Markets Corporate Debt Fund	0.02
Emerging Markets Debt Fund	0.01
Strategic Income Opportunities Fund	0.13
Total Return Fund	4.81
Unconstrained Debt Fund	8.03

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	AN-INC-218

Annual Report

J.P. Morgan Money Market Funds

February 28, 2018

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at 0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Eagle Class, E*Trade^, Morgan, Premier and Service
Net Assets as of February 28, 2018	$305.1 Million
Weighted Average Maturity^^	7 days
Weighted Average Life^^^	7 days

MATURITY SCHEDULE**^^
1 day	0.7%
2–7 days	99.3

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018(1)
Eagle Class Shares	0.39%
Morgan Shares	0.50
Premier Shares	0.64
Service Shares	0.04

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)

The yields for Eagle Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.32%, 0.42%, 0.56% and (0.03)% for Eagle Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2018.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Eagle Class, E*Trade^, Morgan, Premier, Reserve and Service
Net Assets as of February 28, 2018	$679.2 Million
Weighted Average Maturity^^	6 days
Weighted Average Life^^^	6 days

MATURITY SCHEDULE**^^
1 day	18.0%
2–7 days	82.0

7-DAY SEC YIELD AS OF FEBRUARY 28, 2018(1)
Eagle Class Shares	0.43%
Morgan Shares	0.54
Premier Shares	0.68
Reserve Shares	0.43
Service Shares	0.07

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)

The yields for Eagle Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.38%, 0.46%, 0.63%, 0.38% and 0.02% for Eagle Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2018.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 92.7%
	California — 92.7%
930	Alameda County IDA, JMS Family Partnership Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.13%, 03/07/2018 (z)	930
3,705	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.11%, 03/07/2018 (z)	3,705
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 03/07/2018 (z)	200
2,545	Antelope Valley-East Kern Water Agency, Series A-2, COP, VRDO, LOC: Wells Fargo Bank NA, 1.09%, 03/07/2018 (z)	2,545
10,450	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.12%, 03/07/2018 (e) (z)	10,450
2,580	Beverly Hills Public Financing Authority, Series 2016-XF2281, Rev., VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	2,580
1,664	California Educational Facilities Authority, Series 2015-XF2188, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.12%, 03/07/2018 (e) (z)	1,664
1,720	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 1.12%, 03/07/2018 (z)	1,720
4,310	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West, Series C, Rev., VRDO, LOC: Bank of Montreal, 1.02%, 03/07/2018 (z)	4,310
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
2,300	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.09%, 03/07/2018 (z)	2,300
8,100	Series I, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.11%, 03/07/2018 (z)	8,100
10,440	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 1.11%, 03/07/2018 (z)	10,440
1,105	California Health Facilities Financing Authority, Scripps Health, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.03%, 03/07/2018 (z)	1,105
1,500	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 1.11%, 03/07/2018 (z)	1,500
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.10%, 03/07/2018 (z)	4,620

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
3,200	California Infrastructure & Economic Development Bank, Industrial Development, MA Silva Corks USA LLC Project, Series A, Rev., VRDO, LOC: Bank of America NA, 1.18%, 03/07/2018 (z)	3,200
2,870	California Municipal Finance Authority, LA Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.09%, 03/07/2018 (z)	2,870
595	California Municipal Finance Authority, Recovery Zone Facility Bonds, Chevron USA, Inc. Project, Series A, Rev., VRDO, 0.96%, 03/01/2018 (z)	595
600	California Pollution Control Financing Authority, ExxonMobil Project, Rev., VRDO, 1.14%, 03/01/2018 (z)	600
1,000	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Rev., VRDO, LOC: TD Bank NA, 0.96%, 03/01/2018 (z)	1,000
	California Statewide Communities Development Authority, Kaiser Permanente,
4,850	Series B, Rev., VRDO, 1.15%, 03/07/2018 (z)	4,850
300	Series C-3, Rev., VRDO, 1.05%, 03/07/2018 (z)	300
3,500	Series E, Rev., VRDO, 1.12%, 03/07/2018 (z)	3,500
4,255	Series J, Rev., VRDO, 1.05%, 03/07/2018 (z)	4,255
1,720	Series L, Rev., VRDO, 1.05%, 03/07/2018 (z)	1,720
405	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank NA, 1.47%, 03/07/2018 (z)	405
470	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 1.01%, 03/07/2018 (z)	470
1,000	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 03/07/2018 (z)	1,000
10,590	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 1.09%, 03/07/2018 (z)	10,590
4,000	City & County of San Francisco, Multifamily Housing, 1601 Mariposa Apartments, Series B-1, Rev., VRDO, LOC: Bank of America NA, 1.05%, 03/07/2018 (z)	4,000
1,400	City & County of San Francisco, Multi-Family Housing, City Heights Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	1,400

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
600	City & County of San Francisco, Multifamily Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank NA, 1.07%, 03/07/2018 (z)	600
14,750	City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 1.20%, 03/07/2018 (z)	14,750
4,425	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.99%, 03/07/2018 (z)	4,425
	City of Palo Alto,
6,240	Series 2016-XF2252, GO, VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	6,240
4,160	Series 2016-XF2266, GO, VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	4,160
12,000	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America NA, 1.07%, 03/07/2018 (z)	12,000
2,000	City of Riverside, Electric Revenue Bonds, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.99%, 03/07/2018 (z)	2,000
2,310	City of Riverside, Riverside Renaissance Projects, COP, VRDO, LOC: Bank of America NA, 1.07%, 03/07/2018 (z)	2,310
	City of San Jose, Multifamily Housing, Almaden Lake Village Apartments,
1,500	Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.11%, 03/07/2018 (z)	1,500
2,000	Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.11%, 03/07/2018 (z)	2,000
995	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.03%, 03/07/2018 (z)	995
1,910	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.99%, 03/07/2018 (z)	1,910
500	East Bay Municipal Utility District, Water System, Series A-1, Rev., VRDO, 1.05%, 03/07/2018 (z)	500
1,125	Eastern Municipal Water District, Water & Wastewater, Series B, Rev., VRDO, 1.05%, 03/07/2018 (z)	1,125
4,670	Los Angeles Community College District, Series 2016-ZF2381, GO, VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	4,670
950	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 0.98%, 03/07/2018 (z)	950

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
1,386	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank NA, 1.17%, 03/07/2018 (z)	1,386
4,800	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 1.00%, 03/07/2018 (z)	4,800
1,250	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 1.00%, 03/07/2018 (z)	1,250
2,255	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 1.02%, 03/07/2018 (z)	2,255
6,000	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL, LOC: Societe Generale, 1.11%, 03/07/2018 (z)	6,000
5,240	Orange County Water District, Series 2016-ZM0155, COP, VRDO, LIQ: Morgan Stanley Bank, 1.12%, 03/07/2018 (e) (z)	5,240
1,750	Oxnard Housing Authority, Seawind Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.15%, 03/07/2018 (z)	1,750
1,675	Riverside County Transportation Commission, Sales Tax, Series 2016-XF2297, Rev., VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	1,675
250	Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 1.01%, 03/07/2018 (z)	250
875	Sacramento County Housing Authority, Multi-Family Housing, River Terrace Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 1.01%, 03/07/2018 (z)	875
400	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank NA, 1.07%, 03/07/2018 (z)	400
13,700	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 1.11%, 03/07/2018 (e) (z)	13,700
3,770	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank NA, 1.14%, 03/07/2018 (z)	3,770
100	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 03/07/2018 (z)	100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
7,760	San Marcos Unified School District, Series 2016-ZF2390, GO, VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	7,760
2,700	Santa Clara Valley Transportation Authority, Sales Tax, Series C, Rev., VRDO, 1.06%, 03/07/2018 (z)	2,700
2,450	Santa Cruz Redevelopment Agency, Multi-Family Housing, 1010 Pacific Avenue Apartments, Series B, Class B, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 03/07/2018 (z)	2,450
1,500	State of California, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 1.00%, 03/07/2018 (z)	1,500
	Tender Option Bond Trust Receipts/CTFS,
2,675	Series 2016-XF0524, Rev., VRDO, LIQ: TD Bank NA, 1.10%, 03/07/2018 (e) (z)	2,675
7,500	Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.12%, 03/07/2018 (e) (z)	7,500
14,500	Series 2016-XG0043, GO, VRDO, AGC, LIQ: TD Bank NA, 1.10%, 03/07/2018 (e) (z)	14,500
5,000	Series 2016-XL0015, Rev., VRDO, LIQ: Barclays Bank plc, 1.10%, 03/07/2018 (e) (z)	5,000
2,020	Series 2016-ZF0348, Rev., VRDO, LIQ: Bank of America NA, 1.12%, 03/07/2018 (e) (z)	2,020
2,000	Series 2017-XF0578, GO, VRDO, LIQ: TD Bank NA, 1.14%, 03/07/2018 (e) (z)	2,000
3,330	Series 2017-XF0607, Rev., VRDO, LIQ: TD Bank NA, 1.10%, 03/07/2018 (e) (z)	3,330
10,305	Series 2017-XG0117, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.10%, 03/07/2018 (e) (z)	10,305
3,000	Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 03/07/2018 (e) (z)	3,000
2,000	Series 2017-XG0124, Rev., VRDO, LIQ: Bank of America NA, 1.10%, 03/07/2018 (e) (z)	2,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
3,000	Series 2017-XG0151, GO, VRDO, LIQ: TD Bank NA, 1.14%, 03/07/2018 (e) (z)	3,000
2,000	Series 2018-XF2531, Rev., VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	2,000
2,500	Series 2018-XL0059, Rev., VRDO, LIQ: Barclays Bank plc, 1.12%, 03/07/2018 (e) (z)	2,500
2,780	University of California, Series AL-4, Rev., VRDO, 1.07%, 03/07/2018 (z)	2,780
5,355	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.09%, 03/07/2018 (z)	5,355

	Total Municipal Bonds (Cost $282,885)	282,885

SHARES
Variable Rate Demand Preferred Shares — 4.6%
	California — 4.6%
	Nuveen California Quality Municipal Income Fund
7,000	Series 1, LIQ: Societe Generale, 1.27%, 03/07/2018 # (e)	7,000
7,000	Series 4, LIQ: Royal Bank of Canada, 1.24%, 03/07/2018 # (e)	7,000

	Total Variable Rate Demand Preferred Shares (Cost $14,000)	14,000

	Total Investments — 97.3% (Cost $296,885)*	296,885
	Other Assets in Excess of Liabilities — 2.7%	8,203

	NET ASSETS — 100.0%	$305,088

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 94.0%
	New York — 94.0%
1,265	Albany Industrial Development Agency, Civic Facility, CHF Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/07/2018 (z)	1,265
2,595	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.12%, 03/07/2018 (z)	2,595
1,650	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	1,650
5,000	City of New York, Fiscal Year 2012, Series G, Subseries G-7, Class G, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.11%, 03/01/2018 (z)	5,000
2,200	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	2,200
250	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.20%, 03/07/2018 (z)	250
5,000	City of New York, Fiscal Year 2016, Series I, Subseries I-6, GO, VRDO, LOC: Bank of New York Mellon, 1.12%, 03/01/2018 (z)	5,000
10,395	City of New York, Fiscal Year 2017, Series A, Subseries A-7, GO, VRDO, LOC: Bank of the West, 1.14%, 03/01/2018 (z)	10,395
	City of New York, Housing Development Corp., Multi-Family Rental Housing,
7,320	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.11%, 03/07/2018 (z)	7,320
3,700	Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.18%, 03/07/2018 (z)	3,700
1,100	City of New York, Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.18%, 03/07/2018 (z)	1,100
4,455	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.15%, 03/07/2018 (z)	4,455
550	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute, Inc. Project, Rev., VRDO, LOC: HSBC Bank USA NA, 1.27%, 03/07/2018 (z)	550
	Metropolitan Transportation Authority,
7,550	Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 1.09%, 03/07/2018 (z)	7,550
2,500	Subseries E-1, Rev., VRDO, LOC: U.S. Bank NA, 1.11%, 03/01/2018 (z)	2,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
4,995	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.06%, 03/07/2018 (z)	4,995
14,300	Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 1.10%, 03/07/2018 (z)	14,300
	Metropolitan Transportation Authority, Dedicated Tax Fund,
8,725	Series A-1, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	8,725
5,000	Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.09%, 03/07/2018 (z)	5,000
13,835	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, 1.11%, 03/07/2018 (z)	13,835
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,100	Series A, Rev., VRDO, 1.12%, 03/07/2018 (z)	1,100
5,935	Series C, Rev., VRDO, 1.09%, 03/07/2018 (z)	5,935
	Nassau Health Care Corp., Nassau County Guaranteed,
6,200	Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 1.12%, 03/07/2018 (z)	6,200
15,940	Subseries C1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/07/2018 (z)	15,940
3,300	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.08%, 03/07/2018 (z)	3,300
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, LOC: Citibank NA, 1.14%, 03/07/2018 (z)	6,665
2,000	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 03/07/2018 (z)	2,000
2,300	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	2,300
18,355	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 1.19%, 03/01/2018 (z)	18,355
800	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.15%, 03/07/2018 (z)	800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — Continued
2,225	New York City Industrial Development Agency, Jamaica First Parking LLC Project, Rev., VRDO, LOC: TD Bank NA, 1.13%, 03/07/2018 (z)	2,225
7,150	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series A-2, Rev., VRDO, 1.08%, 03/01/2018 (z)	7,150
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,020	Series BB-3, Rev., VRDO, 1.08%, 03/07/2018 (z)	2,020
2,600	Series BB-4, Rev., VRDO, 1.08%, 03/01/2018 (z)	2,600
1,600	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.09%, 03/07/2018 (z)	1,600
2,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.08%, 03/07/2018 (z)	2,500
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
10,000	Series A, Subseries A-4, Rev., VRDO, 1.10%, 03/01/2018 (z)	10,000
5,000	Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.07%, 03/07/2018 (z)	5,000
4,895	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-3, Rev., VRDO, 1.13%, 03/01/2018 (z)	4,895
	New York City Trust for Cultural Resources, Metropolitan Museum of Art,
12,950	Subseries A-1, Rev., VRDO, 1.08%, 03/07/2018 (z)	12,950
2,150	Subseries A-2, Rev., VRDO, 1.08%, 03/07/2018 (z)	2,150
	New York Liberty Development Corp.,
15,525	Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	15,525
7,500	Series 2015-XF2153, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	7,500
6,130	New York State Dormitory Authority, Catholic Health System, Series 2006A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.14%, 03/07/2018 (z)	6,130

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
4,800	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 1.11%, 03/07/2018 (z)	4,800
3,035	New York State Dormitory Authority, Fordham University, Series A-1, Rev., VRDO, LOC: Bank of America NA, 1.10%, 03/07/2018 (z)	3,035
3,780	New York State Dormitory Authority, Highland Community Development Corp., Series B, Rev., VRDO, LOC: HSBC Bank USA NA, 1.13%, 03/07/2018 (z)	3,780
185	New York State Dormitory Authority, Museum of Art, Series B, Rev., VRDO, 1.15%, 03/07/2018 (z)	185
7,875	New York State Dormitory Authority, New York Fordham University, Series A-2, Rev., VRDO, LOC: Bank of America NA, 1.10%, 03/07/2018 (z)	7,875
2,075	New York State Dormitory Authority, Non Supported Debt, Rev., VRDO, 0.97%, 03/07/2018 (z)	2,075
6,175	New York State Dormitory Authority, Revenue Derivatives, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	6,175
8,750	New York State Dormitory Authority, St. John’s University, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.06%, 03/07/2018 (z)	8,750
14,580	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.12%, 03/07/2018 (z)	14,580
	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project,
3,000	Series A, Subseries A-4, Rev., VRDO, LOC: Bank of Nova Scotia, 1.12%, 03/07/2018 (z)	3,000
2,300	Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.15%, 03/07/2018 (z)	2,300
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
10,300	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.09%, 03/07/2018 (z)	10,300
7,700	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.17%, 03/07/2018 (z)	7,700
1,750	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 1.18%, 03/07/2018 (z)	1,750
12,000	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.17%, 03/07/2018 (z)	12,000

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — Continued
5,700	New York State Housing Finance Agency, 42nd West 10th Street Housing, Rev., VRDO, FHLMC, LOC: FHLMC, 1.07%, 03/07/2018 (z)	5,700
1,450	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 1.32%, 03/01/2018 (z)	1,450
12,935	New York State Housing Finance Agency, 606 West 57th Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 03/07/2018 (z)	12,935
9,375	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 1.07%, 03/07/2018 (z)	9,375
	New York State Housing Finance Agency, 625 West 57th Street Housing,
1,300	Rev., VRDO, LOC: Bank of New York Mellon, 1.10%, 03/07/2018 (z)	1,300
800	Series A, Rev., VRDO, LOC: Bank of New York Mellon, 1.07%, 03/07/2018 (z)	800
11,000	New York State Housing Finance Agency, Bowery Place Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.09%, 03/07/2018 (z)	11,000
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.09%, 03/07/2018 (z)	4,085
3,925	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/07/2018 (z)	3,925
5,050	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.10%, 03/07/2018 (z)	5,050
3,200	New York State Housing Finance Agency, Housing, 160 Madison Avenue, Series A, Rev., VRDO, LOC: PNC Bank NA, 1.13%, 03/01/2018 (z)	3,200
	New York State Housing Finance Agency, Manhattan West Residential Housing,
12,000	Series A, Rev., VRDO, LOC: Bank of China, 1.17%, 03/01/2018 (z)	12,000
20,500	Series A, Rev., VRDO, LOC: Bank of China, 1.17%, 03/07/2018 (z)	20,500
2,000	New York State Housing Finance Agency, Navy Pier Court Housing, Rev., VRDO, LOC: PNC Bank NA, 1.09%, 03/07/2018 (z)	2,000
4,500	New York State Housing Finance Agency, Ocean Park Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.12%, 03/07/2018 (z)	4,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
15,000	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.13%, 03/07/2018 (z)	15,000
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	3,400
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 03/07/2018 (z)	1,600
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.14%, 03/07/2018 (z)	6,700
	New York State Mortgage Agency, Homeowner Mortgage,
11,000	Series 135, Rev., VRDO, AMT, 1.32%, 03/01/2018 (z)	11,000
5,400	Series 142, Rev., VRDO, AMT, 1.31%, 03/01/2018 (z)	5,400
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series 2016-XF2279, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	4,800
4,405	Niagara Area Development Corp, University Project, Series 2012A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.12%, 03/07/2018 (z)	4,405
4,665	Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 1.15%, 03/07/2018 (z)	4,665
4,880	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.07%, 03/07/2018 (z)	4,880
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Series 2009, Rev., VRDO, LOC: Bank of America NA, 1.16%, 03/07/2018 (z)	5,000
	Tender Option Bond Trust Receipts/CTFS,
6,000	Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.12%, 03/07/2018 (e) (z)	6,000
11,625	Series 2015-XM0072, Rev., VRDO, LIQ: Bank of America NA, 1.12%, 03/07/2018 (e) (z)	11,625
6,265	Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 1.11%, 03/07/2018 (e) (z)	6,265

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — Continued
3,170	Series 2015-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	3,170
3,500	Series 2016-XF2344, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	3,500
2,000	Series 2016-Zf0269, Rev., VRDO, LIQ: TD Bank NA, 1.19%, 03/07/2018 (e) (z)	2,000
2,385	Series 2016-Zf0275, Rev., VRDO, LIQ: TD Bank NA, 1.14%, 03/07/2018 (e) (z)	2,385
1,860	Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 1.11%, 03/07/2018 (e) (z)	1,860
23,000	Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 1.14%, 03/07/2018 (e) (z)	23,000
4,635	Series 2016-ZF0505, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	4,635
1,930	Series 2016-ZF0507, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	1,930
2,500	Series 2016-ZM0138, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	2,500
3,500	Series 2016-ZM0139, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	3,500
1,500	Series 2017-XF0536, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	1,500
4,355	Series 2017-XF0593, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 03/07/2018 (e) (z)	4,355
3,000	Series 2017-XF0598, Rev., VRDO, LIQ: TD Bank NA, 1.12%, 03/07/2018 (e) (z)	3,000
5,620	Series 2017-XF2518, Rev., VRDO, LIQ: Citibank NA, 1.11%, 03/07/2018 (e) (z)	5,620
5,600	Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 1.12%, 03/07/2018 (e) (z)	5,600
10,000	Series 2017-XM0505, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.12%, 03/07/2018 (e) (z)	10,000
3,750	Series 2017-ZM0513, Rev., VRDO, LIQ: Barclays Bank plc, 1.11%, 03/07/2018 (e) (z)	3,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — Continued
2,625	Series 2018-XF2529, Rev., VRDO, LIQ: Citibank NA, 1.10%, 03/07/2018 (e) (z)	2,625
2,160	Series XF2481, Rev., VRDO, LIQ: Barclays Bank plc, 1.13%, 03/07/2018 (e) (z)	2,160
2,220	Series ZM0544, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 03/07/2018 (e) (z)	2,220
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
6,175	Series B-1, Rev., VRDO, LOC: Bank of America NA, 1.11%, 03/01/2018 (z)	6,175
5,800	Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.17%, 03/07/2018 (z)	5,800
6,805	Series F, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.14%, 03/01/2018 (z)	6,805

	Total Municipal Bonds (Cost $638,880)	638,880

SHARES

Variable Rate Demand Preferred Shares — 6.2%
	New York — 6.2%
	Nuveen New York AMT-Free Quality Municipal Income Fund
4,200	Series 2, LIQ: Citibank NA, 1.16%, 03/07/2018 # (e)	4,200
17,700	Series 3, LIQ: Citibank NA, 1.16%, 03/07/2018 # (e)	17,700
20,100	Nuveen New York Quality Municipal Income Fund, Series 1, LIQ: TD Bank NA, 1.25%, 03/07/2018 # (e)	20,100

	Total Variable Rate Demand Preferred Shares (Cost $42,000)	42,000

	Total Investments — 100.2% (Cost $680,880)*	680,880
	Liabilities in Excess of Other Assets — (0.2)%	(1,657)

	NET ASSETS — 100.0%	$679,223

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

AGC	— Insured by Assured Guaranty Corp.
AMT	— Alternative Minimum Tax
COP	— Certificate of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
Rev.	— Revenue
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2018.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	11

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$296,885		$680,880
Cash	13		13
Receivables:
Investment securities sold	8,105		470
Interest from non-affiliates	401		889

Total Assets	305,404		682,252

LIABILITIES:
Payables:
Distributions	40		51
Investment securities purchased	—		2,626
Accrued liabilities:
Investment advisory fees	9		27
Administration fees	10		26
Distribution fees	58		33
Service fees	72		159
Custodian and accounting fees	11		12
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Audit fees	36		38
Printing and mailing cost	72		38
Other	8		19

Total Liabilities	316		3,029

Net Assets	$305,088		$679,223

NET ASSETS:
Paid-in-Capital	$305,097		$679,216
Accumulated undistributed (distributions in excess of) net investment income	(23)		(22)
Accumulated net realized gains (losses)	14		29

Total Net Assets	$305,088		$679,223

Net Assets:
Eagle Class	$11,851		$8,151
E*Trade	—		—
Morgan	1,310		134,395
Premier	166,312		485,365
Reserve	—		2,285
Service	125,615		49,027

Total	$305,088		$679,223

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Eagle Class	11,846		8,151
E*Trade	—		—
Morgan	1,310		134,378
Premier	166,262		485,353
Reserve	—		2,285
Service	125,576		49,025

Net Asset Value offering and redemption price per share (all classes)	$1.00		$1.00

Cost of investments in non-affiliates	$296,885		$680,880

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,894		$4,998

EXPENSES:
Investment advisory fees	247		414
Administration fees	216		362
Distribution fees:
Eagle Class	33		10
Morgan	4		230
Reserve	—	(a)	6
Service	843		325
Service fees:
Eagle Class	39		13
Morgan	16		805
Premier	453		680
Reserve	—	(a)	7
Service	421		162
Custodian and accounting fees	50		56
Interest expense to affiliates	—	(a)	—
Professional fees	60		64
Trustees’ and Chief Compliance Officer’s fees	26		28
Printing and mailing costs	65		39
Registration and filing fees	86		91
Transfer agency fees (See Note 2.F.)	9		42
Other	10		12

Total expenses	2,578		3,346

Less fees waived	(537)		(437)
Less expense reimbursements	—	(a)	—

Net expenses	2,041		2,909

Net investment income (loss)	853		2,089

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	100		57

Change in net assets resulting from operations	$953		$2,146

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	13

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$853	$242	$2,089	$314
Net realized gain (loss)	100	42	57	24

Change in net assets resulting from operations	953	284	2,146	338

DISTRIBUTIONS TO SHAREHOLDERS:
Eagle Class (a)
From net investment income	(31)	(2)	(10)	(1)
From net realized gains	(4)	(4)	— (b)	— (b)
E*Trade (c)
From net investment income	—	(57)	—	(22)
Morgan
From net investment income	(12)	(69)	(698)	(188)
From net realized gains	— (b)	(5)	(6)	(17)
Premier (d)
From net investment income	(745)	(88)	(1,324)	(55)
From net realized gains	(47)	(39)	(16)	(4)
Reserve (e)(f)
From net investment income	— (b)	— (b)	(6)	(6)
From net realized gains	—	— (b)	— (b)	— (b)
Service
From net investment income	(63)	(19)	(29)	(7)
From net realized gains	(44)	(44)	(3)	(4)

Total distributions to shareholders	(946)	(327)	(2,092)	(304)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(22,367)	(1,270,777)	206,835	(631,436)

NET ASSETS:
Change in net assets	(22,360)	(1,270,820)	206,889	(631,402)
Beginning of period	327,448	1,598,268	472,334	1,103,736

End of period	$305,088	$327,448	$679,223	$472,334

Accumulated undistributed (distributions in excess of) net investment income	$(23)	$(25)	$(22)	$(44)

(a)	Commencement of offering of class of shares effective July 1, 2016.
(b)	Amount rounds to less than 500.
(c)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(d)	Commencement of offering of class of shares effective March 9, 2016.
(e)	Commencement of offering of class of shares effective March 9, 2016 for California Municipal Money Market Fund.
(f)	Liquidated on September 22, 2017 for California Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Eagle Class (a)
Proceeds from shares issued	$17,640	$18,347	$16,875	$13,169
Distributions reinvested	35	6	10	1
Cost of shares redeemed	(19,031)	(5,145)	(15,594)	(6,311)

Change in net assets resulting from Eagle Class capital transactions	$(1,356)	$13,208	$1,291	$6,859

E*Trade (b)
Proceeds from shares issued	$—	$215,537	$—	$127,609
Distributions reinvested	—	54	—	20
Cost of shares redeemed	—	(1,276,975)	—	(523,502)

Change in net assets resulting from E*Trade capital transactions	$—	$(1,061,384)	$—	$(395,873)

Morgan
Proceeds from shares issued	$10,538	$858,741	$180,164	$676,852
Distributions reinvested	12	55	653	183
Cost of shares redeemed	(16,554)	(1,158,746)	(350,167)	(864,465)

Change in net assets resulting from Morgan capital transactions	$(6,004)	$(299,950)	$(169,350)	$(187,430)

Premier (c)
Proceeds from shares issued	$692,952	$341,232	$2,157,028	$175,144
Distributions reinvested	463	111	1,110	52
Cost of shares redeemed	(666,592)	(201,822)	(1,774,881)	(73,104)

Change in net assets resulting from Premier capital transactions	$26,823	$139,521	$383,257	$102,092

Reserve (d)(e)
Proceeds from shares issued	$—	$20	$1,939	$1,780,772
Distributions reinvested	— (f)	— (f)	6	6
Cost of shares redeemed	(20)	— (f)	(2,267)	(1,915,935)

Change in net assets resulting from Reserve capital transactions	$(20)	$20	$(322)	$(135,157)

Service
Proceeds from shares issued	$124,382	$173,220	$86,871	$66,530
Distributions reinvested	107	63	31	10
Cost of shares redeemed	(166,299)	(235,475)	(94,943)	(88,467)

Change in net assets resulting from Service capital transactions	$(41,810)	$(62,192)	$(8,041)	$(21,927)

Total change in net assets resulting from capital transactions	$(22,367)	$(1,270,777)	$206,835	$(631,436)

(a)	Commencement of offering of class of shares effective July 1, 2016.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)	Commencement of offering of class of shares effective March 9, 2016.
(d)	Commencement of offering of class of shares effective March 9, 2016 for California Municipal Money Market Fund.
(e)	Liquidated on September 22, 2017 for California Municipal Money Market Fund.
(f)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Eagle Class (a)
Issued	17,640	18,340	16,875	13,169
Reinvested	35	6	10	1
Redeemed	(19,031)	(5,144)	(15,594)	(6,310)

Change in Eagle Class Shares	(1,356)	13,202	1,291	6,860

E*Trade (b)
Issued	—	215,662	—	127,620
Reinvested	—	54	—	20
Redeemed	—	(1,276,856)	—	(523,501)

Change in E*Trade Shares	—	(1,061,140)	—	(395,861)

Morgan
Issued	10,538	858,597	180,164	676,823
Reinvested	12	55	653	183
Redeemed	(16,552)	(1,158,656)	(350,167)	(864,446)

Change in Morgan Shares	(6,002)	(300,004)	(169,350)	(187,440)

Premier (c)
Issued	692,942	341,156	2,157,028	175,143
Reinvested	463	111	1,110	52
Redeemed	(666,592)	(201,818)	(1,774,881)	(73,099)

Change in Premier Shares	26,813	139,449	383,257	102,096

Reserve (d)(e)
Issued	—	20	1,939	1,780,761
Reinvested	— (f)	— (f)	6	6
Redeemed	(20)	—	(2,267)	(1,915,932)

Change in Reserve Shares	(20)	20	(322)	(135,165)

Service
Issued	124,382	173,102	86,871	66,528
Reinvested	107	63	31	10
Redeemed	(166,291)	(235,469)	(94,943)	(88,465)

Change in Service Shares	(41,802)	(62,304)	(8,041)	(21,927)

(a)	Commencement of offering of class of shares effective July 1, 2016.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)	Commencement of offering of class of shares effective March 9, 2016.
(d)	Commencement of offering of class of shares effective March 9, 2016 for California Municipal Money Market Fund.
(e)	Liquidated on September 22, 2017 for California Municipal Money Market Fund.
(f)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
Eagle Class
Year Ended February 28, 2018	$1.00	$—	(d)(e)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
July 1, 2016 (f) through February 28, 2017	1.00	—	(d)(e)	—		—	(d)	—	(d)	—	(d)	—	(d)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(d)(e)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 9, 2016 (f) through February 28, 2017	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.27%	$11,851	0.70%	0.23%	0.80%
1.00	0.05	13,205	0.65	0.03	0.80

1.00	0.01	—	0.38	0.01	1.07
1.00	0.02	1,061,361	0.06	0.01	1.07
1.00	0.02	1,094,756	0.08	0.01	1.07
1.00	0.03	1,031,764	0.12	0.01	1.07

1.00	0.38	1,310	0.59	0.27	0.75
1.00	0.08	7,314	0.41	0.04	0.64
1.00	0.02	307,260	0.06	0.01	0.62
1.00	0.02	318,472	0.08	0.01	0.62
1.00	0.02	413,810	0.12	0.01	0.62

1.00	0.52	166,312	0.45	0.49	0.55
1.00	0.15	139,487	0.45	0.21	0.57

1.00	0.08	125,615	0.89	0.04	1.15
1.00	0.04	167,422	0.50	0.01	1.11
1.00	0.02	229,647	0.05	0.01	1.07
1.00	0.02	148,679	0.07	0.01	1.07
1.00	0.02	113,770	0.12	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
Eagle Class
Year Ended February 28, 2018	$1.00	$—	(d)(e)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
July 1, 2016 (f) through February 28, 2017	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(d)(e)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 9, 2016 (f) through February 28, 2017	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Year Ended February 28, 2018	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.25%	$8,151	0.70%	0.24%	0.77%
1.00	0.02	6,859	0.67	0.03	0.78

1.00	0.01	—	0.40	0.01	1.08
1.00	0.01	395,863	0.08	0.01	1.08
1.00	0.01	395,938	0.10	0.01	1.08
1.00	0.02	373,501	0.14	0.01	1.08

1.00	0.36	134,395	0.59	0.31	0.67
1.00	0.06	303,713	0.47	0.06	0.66
1.00	0.01	491,120	0.08	0.01	0.63
1.00	0.01	542,897	0.10	0.01	0.63
1.00	0.02	623,670	0.14	0.01	0.63

1.00	0.50	485,365	0.45	0.58	0.51
1.00	0.13	102,091	0.46	0.22	0.53

1.00	0.25	2,285	0.70	0.24	0.78
1.00	0.02	2,607	0.39	0.01	0.73
1.00	0.01	137,761	0.08	0.01	0.73
1.00	0.01	135,833	0.10	0.01	0.73
1.00	0.02	233,242	0.15	0.01	0.73

1.00	0.06	49,027	0.90	0.05	1.11
1.00	0.02	57,064	0.53	0.01	1.10
1.00	0.01	78,992	0.08	0.01	1.08
1.00	0.01	65,232	0.10	0.01	1.08
1.00	0.02	58,857	0.14	0.01	1.08

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are two separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Municipal Money Market Fund	Eagle Class, E*Trade^, Morgan, Premier, Reserve^^ and Service	Diversified
New York Municipal Money Market Fund	Eagle Class, E*Trade^, Morgan, Premier, Reserve and Service	Diversified

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^	On September 22, 2017, the Reserve Shares of California Municipal Money Market Fund liquidated.

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

The California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Board of Trustees (the “Board”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of February 28, 2018, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

California Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$296,885	$—	$296,885

New York Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$680,880	$—	$680,880

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2018.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of February 28, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

As of February 28, 2018, the Funds did not have outstanding TBA commitments or when-issued securities.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the year ended February 28, 2018 are as follows (amounts in thousands):

	Eagle Class	Morgan	Premier	Reserve		Service	Total
California Municipal Money Market Fund
Transfer agency fees	$1	$2	$3	$—	(a)	$3	$9
New York Municipal Money Market Fund
Transfer agency fees	1	35	4	1		1	42

(a)	Amount rounds to less than 500.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the year ended February 28, 2018.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2018, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Eagle Class, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Eagle Class	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.25%	0.60%	0.10%	0.25%	0.60%
New York Municipal Money Market Fund	0.25	0.60	0.10	0.25	0.60

JPMDS waived Distribution fees as outlined in Note 3.F.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Eagle Class	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.30%	0.35%	0.30%	0.30%	0.30%
New York Municipal Money Market Fund	0.30	0.30	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Eagle Class	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.70%	1.00%	0.59%	0.45%	0.70%	1.05%
New York Municipal Money Market Fund	0.70	1.00	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2018, and are in place until at least June 30, 2018. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2018. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Municipal Money Market Fund	$180	$120	$7	$307	$—	(a)
New York Municipal Money Market Fund	173	116	65	354	—

Voluntary Waivers
Distribution
California Municipal Money Market Fund	$230
New York Municipal Money Market Fund	83

(a)	Amount rounds to less than 500.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the year ended February 28, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2018, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
California Municipal Money Market Fund	$37,995	$25,931	$—
New York Municipal Money Market Fund	18,110	24,661	—

4. Federal Income Tax Matters

The tax character of distributions paid during the year ended February 28, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$46	$49	$851	$946
New York Municipal Money Market Fund	4	22	2,066	2,092

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*		Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$—	(a)	$92	$235	$327
New York Municipal Money Market Fund	14		16	274	304

(a)	Amount rounds to less than 500.
*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Municipal Money Market Fund	$—	$15	$56	$—
New York Municipal Money Market Fund	—	31	121	—

The cumulative timing differences primarily consist of trustee deferred compensation.

At February 28, 2018, the Funds did not have any net capital loss carryforwards.

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2018.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2018, the Funds had omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund
California Municipal Money Market Fund	4	39.0%	2	53.5%
New York Municipal Money Market Fund	4	69.0	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The Funds invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

7. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of February 28, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (two of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	29

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	31

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
Eagle Class
Actual	$1,000.00	$1,002.00	3.47%	0.70%
Hypothetical	1,000.00	1,021.32	3.51	0.70
Morgan
Actual	1,000.00	1,002.60	2.93	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,003.30	2.24	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Service
Actual	1,000.00	1,000.70	4.76	0.96
Hypothetical	1,000.00	1,020.03	4.81	0.96
New York Municipal Money Market Fund
Eagle Class
Actual	1,000.00	1,001.90	3.52	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71
Morgan
Actual	1,000.00	1,002.40	2.88	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58
Premier
Actual	1,000.00	1,003.10	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Reserve
Actual	1,000.00	1,001.90	3.52	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71
Service
Actual	1,000.00	1,000.50	4.86	0.98
Hypothetical	1,000.00	1,019.93	4.91	0.98

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2018

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2018 (amounts in thousands):

Long-Term Capital Gain Distribution
California Municipal Money Market Fund	$50
New York Municipal Money Market Fund	22

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2018 (amounts in thousands):

Exempt Distributions Paid
California Municipal Money Market Fund	$851
New York Municipal Money Market Fund	2,066

FEBRUARY 28, 2018	J.P. MORGAN MONEY MARKET FUNDS	33

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 28, 2018.	AN-MMKTST-218

Annual Report

J.P. Morgan Tax Free Funds

February 28, 2018

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at 0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	1

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Returns for U.S. municipal bonds were modestly positive. Interest rates rose during the second half of the reporting period and bond yields, which move in the opposite direction of prices, rose most among bonds with shorter maturities. In early February 2018, a sharp sell-off pushed down prices for both fixed income and equity securities. Generally, investors blamed the sell-off on a surge in U.S. Treasury bond yields, uncertainty about U.S. Federal Reserve policy and historically high equity valuations.

By the end of the reporting period, U.S. stock prices had rebounded somewhat, while yields on corporate bonds and U.S. Treasury bonds remained at elevated levels. Overall, bond prices were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion entered its ninth year. For the twelve months ended February 28, 2018, the Bloomberg Barclays Municipal Bond Index returned 2.50%.

2	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	1.41%
Bloomberg Barclays LB California 1-17 Year Muni Index	1.69%

Net Assets as of 2/28/2018 (In Thousands)	$267,481
Duration as of 2/28/2018	4.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund underperformed the Bloomberg Barclays LB California 1-17 Year Muni Index (the “Benchmark”). During the reporting period, the Fund’s overall duration profile grew shorter than that of the Benchmark, which detracted from both absolute performance and performance relative to the Benchmark. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease in price as interest rates rise.

Relative to the Benchmark, the Fund’s overweight position and shorter duration in pre-refunded bonds were leading detractors from performance. The Fund’s underweight positions in state general obligation bonds and bonds rated single-A and BBB also detracted from relative performance.

The Fund’s overweight position and longer duration in local general obligation bonds was a leading contributor to performance relative to the Benchmark. The Fund’s overweight positions and longer duration in the hospitals and water & sewer sectors, as well as in bonds rated AA, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	17.96%
AA	67.75
A	10.26
BBB	2.57
NR	1.47

[1]

On April 3, 2017, Select Class Shares were converted into Institutional Class Shares, and the Institutional Class Shares were then renamed Class I Shares. Additionally, on April 3, 2017, the Select Class Shares were no longer offered.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018 . The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge*		(2.52)%	0.89%	3.26%
Without Sales Charge		1.27	1.66	3.66
CLASS C SHARES	February 19, 2005
With CDSC**		(0.22)	1.15	3.14
Without CDSC		0.78	1.15	3.14
CLASS I SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	December 23, 1996	1.41	1.75	3.76

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund, the Bloomberg Barclays LB California 1-17 Year Muni Index and the Lipper California Intermediate Municipal Debt Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays LB California 1-17 Year Muni

Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	1.17%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	1.76%

Net Assets as of 2/28/2018 (In Thousands)	$4,492,806
Duration as of 2/28/2018	4.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates generally declined before rising somewhat during the latter part of the period and investor appetite for lower quality bonds remained strong.

Relative to the Benchmark, the Fund’s overall shorter duration detracted from performance as interest rates generally fell during the first half of reporting period. Generally, bonds with longer duration will experience a larger increase in price as interest rates fall. The Fund’s underweight positions in leasing sector bonds and in industrial development revenue/pollution control revenue bonds detracted from relative performance. The Fund’s underweight positions in bonds rated single-A and BBB also detracted from relative performance.

The Fund’s overweight positions in revenue bonds and local general obligation bonds and its underweight position in state general obligation bonds were leading contributors to performance relative to the Benchmark. The Fund’s underweight positions in Texas and Florida bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	35.66%
AA	55.09
A	7.20
BBB	1.03
BB	0.01
NR	1.00

[1]

On April 3, 2017, Select Class Shares were converted into Institutional Class Shares, and the Institutional Class Shares were then renamed Class I Shares. Additionally, on April 3, 2017, the Select Class Shares were no longer offered.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018 . The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge*		(2.98)%	0.52%	2.66%
Without Sales Charge		0.83	1.29	3.05
CLASS C SHARES	December 31, 2003
With CDSC**		(0.76)	0.64	2.37
Without CDSC		0.24	0.64	2.37
CLASS I SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	September 10, 2001	1.17	1.57	3.32
CLASS R6 SHARES	November 6, 2017	1.11	1.56	3.31

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have lower expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Intermediate Tax Free Bond Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Inter-

mediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	1.06%
Bloomberg Barclays New York Intermediate (1-17 Year) Maturities Index	1.53%

Net Assets as of 2/28/2018 (In Thousands)	$375,921
Duration as of 2/28/2018	4.4 Years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays New York Intermediate (1-17 year) Maturities Index (the “Benchmark”). The Fund’s allocations to the shorter end of the yield curve detracted from both absolute performance and performance relative to the Benchmark as municipal bond interest rates generally rose during the second half of the reporting period and the yield curve flattened. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

Relative to the Benchmark, the Fund’s overweight position in shorter duration pre-refunded bonds and its shorter duration in local general obligation bonds, education bonds and bonds rated AA were leading detractors from performance. Duration measures the price sensitivity of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease in price as interest rates rise.

The Fund’s overweight position and longer duration in revenue bonds, particularly in the electricity, transportation and special tax sectors, were leading contributors to relative performance.

The Fund’s longer durations in bonds rated single-A also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York state municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	31.49%
AA	54.33
A	9.24
NR	4.94

[1]

On April 3, 2017, Select Class Shares were converted into Institutional Class Shares, and the Institutional Class Shares were then renamed Class I Shares. Additionally, on April 3, 2017, the Select Class Shares were no longer offered.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018 . The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018
	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge*		(3.02)%	0.45%	2.75%
Without Sales Charge		0.81	1.21	3.14
CLASS C SHARES	January 31, 2003
With CDSC**		(0.85)	0.53	2.45
Without CDSC		0.15	0.53	2.45
CLASS I SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	September 10, 2001	1.06	1.46	3.40

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund, the Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays New York Competitive Intermediate (1–17 Year)

Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.5% (t)
	California — 96.5%
	Certificate of Participation/Lease — 1.1%
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.00%, 04/01/2022	1,298
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.00%, 08/01/2020	1,595

		2,893

	Education — 3.9%
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.00%, 03/15/2023	1,735
1,500	Series U-2, Rev., 5.00%, 10/01/2032	1,876
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.00%, 10/01/2023	1,162
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.00%, 11/01/2019	1,056
	University of California,
570	Series AB, Rev., 5.00%, 05/15/2026	630
1,500	Series AM, Rev., 5.00%, 05/15/2028	1,741
1,910	Series AR, Rev., 5.00%, 05/15/2034	2,216

		10,416

	General Obligation — 26.2%
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.00%, 08/01/2030	1,442
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.00%, 08/01/2027	1,147
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.00%, 08/01/2026	1,347
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/2023	1,329
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/2030	1,892
315	County of Napa, Napa Valley Community College District, Election 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/2021	259
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/2027	1,509

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/2024	843
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.00%, 08/01/2029	1,135
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/2018	998
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/2025	1,227
1,800	County of San Mateo, South San Francisco Unified School District, Capital Appreciation, Series C, GO, Zero Coupon, 09/01/2028	1,311
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.00%, 08/01/2027	1,983
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.00%, 08/01/2027	1,143
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/2024	1,633
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.00%, 08/01/2021	1,110
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/2022	1,369
1,015	GO, Zero Coupon, 08/01/2025	838
1,500	GO, Zero Coupon, 08/01/2026	1,190
	County of Santa Clara, San Jose Unified School District,
1,750	GO, 5.00%, 08/01/2028	2,004
900	Series C, GO, 5.00%, 08/01/2030	1,038
1,560	Series C, GO, 5.00%, 08/01/2031	1,792
2,000	East Side Union High School District, Series B, GO, NATL-RE, 5.25%, 02/01/2026	2,353
1,500	Los Angeles Community College District, Series A, GO, 5.00%, 08/01/2031	1,735
1,000	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.00%, 07/01/2025	1,047
	Menlo Park City School District, Crossover Capital Appreciation,
500	GO, Zero Coupon, 07/01/2031	311
880	GO, Zero Coupon, 07/01/2032	520

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/2018	1,490
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.50%, 07/01/2024	2,419
2,500	Series F-1, GO, AGM, 5.25%, 07/01/2028	3,107
2,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.00%, 08/01/2032	2,333
2,500	San Francisco City & County, Earthquake Safety & Emergency, Series D, GO, 3.00%, 06/15/2025	2,606
	San Mateo County Community College District,
2,000	Series A, GO, NATL-RE, Zero Coupon, 09/01/2029	1,398
1,000	Series B, GO, NATL-RE, Zero Coupon, 09/01/2034	558
1,005	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.00%, 09/01/2030	1,147
	State of California,
1,000	GO, 5.00%, 09/01/2021	1,110
10	GO, 5.00%, 08/01/2022	10
1,575	GO, 5.25%, 09/01/2027	1,753
60	GO, NATL-RE-IBC, 6.25%, 10/01/2019	61
2,000	State of California, School Facilities, GO, 4.00%, 09/01/2032	2,121
	State of California, Various Purpose,
2,000	GO, 5.00%, 09/01/2026	2,388
2,000	GO, 5.00%, 12/01/2029	2,278
1,000	GO, 5.00%, 09/01/2030	1,101
1,500	GO, 5.00%, 08/01/2031	1,722
3,000	GO, 5.00%, 10/01/2032	3,421
1,000	GO, 5.00%, 08/01/2033	1,153
2,310	GO, 5.25%, 10/01/2022	2,445
1,000	GO, 5.50%, 04/01/2023	1,044

		70,170

	Hospital — 7.9%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.00%, 08/01/2031	1,120
	California Health Facilities Financing Authority, Adventist Health System,
2,380	Series A, Rev., 4.00%, 03/01/2029	2,547
1,500	Series A, Rev., 5.00%, 03/01/2026	1,679

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
250	Rev., 5.00%, 11/15/2030	291
400	Rev., 5.00%, 11/15/2032	463
2,000	Series A, Rev., 5.00%, 08/15/2033	2,321
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.00%, 08/15/2027	659
850	Series A, Rev., 5.00%, 08/15/2028	962
1,655	Series A, Rev., 5.00%, 08/15/2030	1,883
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.00%, 07/01/2028	1,128
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series A, Rev., 5.00%, 11/15/2031	1,723
1,150	Series A, Rev., 5.00%, 11/15/2032	1,319
2,000	Series A, Rev., 5.00%, 11/15/2033	2,322
1,000	Series A, Rev., 5.50%, 08/15/2018	1,019
1,000	Series D, Rev., 5.00%, 08/15/2025	1,102
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2019	541

		21,079

	Housing — 0.2%
465	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 7.50%, 05/01/2023 (p)	532

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,500	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-1, Rev., AMT, 3.00%, 11/01/2025	1,527

	Other Revenue — 8.1%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/2019	981
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2020	1,060

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.00%, 10/01/2028	1,146
1,000	California State Public Works Board, Department of General Services, Series F, Rev., 5.00%, 05/01/2030	1,151
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.00%, 10/01/2020	1,085
2,500	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 5.00%, 06/01/2024	2,855
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.00%, 10/01/2019	1,581
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.00%, 09/01/2030	583
270	Rev., 5.00%, 09/01/2031	314
2,370	San Diego Regional Building Authority, County Operations Center, Series A, Rev., 5.00%, 10/15/2033	2,750
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/2019 (p)	706
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.25%, 07/15/2021	2,341
2,000	San Mateo County Joint Powers Financing Authority, Youth Services Campus, Series A, Rev., 5.00%, 07/15/2031	2,354
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.25%, 07/01/2024 (p)	883
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.25%, 07/01/2024	868
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.00%, 11/01/2029	1,124

		21,782

	Prerefunded — 15.0%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.00%, 04/01/2019 (p)	1,595
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.00%, 04/01/2019 (p)	1,558

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.00%, 01/01/2019 (p)	1,031
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.25%, 10/01/2018 (p)	1,543
	California State Department of Water Resources, Central Valley Project, Water System,
5,000	Series AF, Rev., 5.00%, 12/01/2018 (p)	5,138
1,500	Series AG, Rev., 5.00%, 12/01/2019 (p)	1,591
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.00%, 04/01/2019 (p)	1,575
20	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.25%, 07/01/2019 (p)	21
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.00%, 06/01/2020 (p)	1,614
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.00%, 08/01/2019 (p)	1,050
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.38%, 08/01/2019 (p)	1,583
200	County of Sacramento, Airport System, Series A, Rev., AGM, 5.00%, 07/01/2018 (p)	203
1,000	County of San Diego, San Diego Community College District, Election of 2006, GO, 5.00%, 08/01/2021 (p)	1,110
1,610	County of Santa Clara, San Jose Unified School District, GO, 5.00%, 08/01/2021 (p)	1,787
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.00%, 09/01/2018 (p)	1,528
5,040	Irvine Ranch Water District, COP, 5.00%, 03/01/2020 (p)	5,386
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
1,500	Series A, Rev., 5.00%, 05/15/2019 (p)	1,565
2,000	Series B, Rev., 5.00%, 08/01/2019 (p)	2,101
1,500	San Francisco Bay Area Rapid Transit District, Sales Tax, Rev., 5.00%, 07/01/2020 (p)	1,618
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,500	Series 34E, Rev., AMT, AGM, 5.75%, 05/01/2018 (p)	1,510
385	Series D, Rev., 5.00%, 05/03/2021 (p)	425

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
2,380	San Francisco City & County Public Utilities Commission, Water, Subseries A, Rev., 5.00%, 05/01/2020 (p)	2,556
1,030	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.00%, 09/01/2023 (p)	1,193
285	State of California, Department of Water Resources, Power Supply, Series H, Rev., 5.00%, 05/01/2018 (p)	287
430	University of California, Series AB, Rev., 5.00%, 05/15/2021 (p)	474

		40,042

	Special Tax — 0.5%
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.25%, 08/15/2018	1,314

	Transportation — 14.5%
2,000	Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien, Series B, Rev., AGM, 5.00%, 10/01/2035	2,264
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.00%, 04/01/2027	1,310
1,855	Series F-1, Rev., 5.00%, 04/01/2029	2,060
	City of Long Beach Harbor,
1,000	Series A, Rev., 5.00%, 05/15/2025	1,074
500	Series A, Rev., AMT, 5.00%, 05/15/2033	574
250	Series B, Rev., 5.00%, 05/15/2024	292
1,750	Series B, Rev., 5.00%, 05/15/2026	1,898
225	Series B, Rev., 5.00%, 05/15/2027	259
	City of Los Angeles, Department of Airports, Los Angeles International Airport,
2,000	Series A, Rev., 5.00%, 05/15/2026	2,143
1,000	Series A, Rev., 5.00%, 05/15/2027	1,070
1,250	Series C, Rev., 5.00%, 05/15/2031	1,438
	City of Los Angeles, Harbor Department,
1,000	Series A, Rev., AMT, 5.00%, 08/01/2021	1,103
1,500	Series A, Rev., AMT, 5.00%, 08/01/2031	1,690
1,000	Series B, Rev., 5.00%, 08/01/2025	1,105
2,000	Contra Costa County Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 03/01/2032	2,328
	County of Los Angeles, Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.00%, 07/01/2020	1,621
2,000	Series A, Rev., 5.25%, 07/01/2023	2,166
1,300	County of Sacramento, Airport System, Series A, Rev., AGM, 5.00%, 07/01/2022	1,315

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/2026 (p)	1,483
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.00%, 05/15/2029	2,190
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.00%, 03/01/2029	2,234
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.00%, 07/01/2028	1,110
	San Diego County Regional Airport Authority, Subordinate Airport,
1,000	Series A, Rev., 5.00%, 07/01/2035	1,150
755	Series B, Rev., AMT, 5.00%, 07/01/2034	852
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
2,000	Series A, Rev., AMT, 5.00%, 05/01/2029	2,199
1,615	Series D, Rev., 5.00%, 05/01/2026	1,773

		38,701

	Utility — 7.6%
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.00%, 06/01/2022	3,076
	City of Los Angeles, Department of Water & Power, Power System,
1,500	Series B, Rev., 5.00%, 07/01/2023	1,570
1,500	Series B, Rev., 5.25%, 07/01/2023	1,576
1,480	Series B, Rev., 5.25%, 07/01/2024	1,555
1,500	Series C, Rev., 5.00%, 07/01/2027	1,737
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/2020	1,630
1,600	Santa Clara Valley Water District and Water Utilities System, Series A, Rev., 5.00%, 06/01/2030	1,882
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.00%, 07/01/2030	1,143
500	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2025	552
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.00%, 11/01/2018	2,182
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.00%, 05/01/2022	3,395

		20,298

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 10.9%
2,600	California State Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/01/2032	3,081
2,000	City of Bakersfield, Wastewater, Series A, Rev., 5.00%, 09/15/2031	2,323
	City of Los Angeles, Wastewater System,
1,825	Series A, Rev., 5.00%, 06/01/2028	2,116
1,500	Series B, Rev., 5.00%, 06/01/2033	1,714
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/2023	1,317
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.00%, 07/01/2028	1,331
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.00%, 02/01/2030	913
3,000	Eastern Municipal Water District Financing Authority, Water & Wastewater, Series B, Rev., 5.00%, 07/01/2033	3,463
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.00%, 10/01/2029	1,677
1,000	Series D, Rev., 5.00%, 07/01/2020	1,047
2,000	Series F, Rev., 5.00%, 07/01/2028	2,251
1,000	Orange County Water District, Series A, Rev., 5.00%, 08/15/2034	1,174
1,020	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Rev., 5.00%, 05/15/2025	1,210

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
	Southern California Water Replenishment District Financing Authority, Replenishment Assessment,
1,050	Rev., 5.00%, 08/01/2030	1,231
1,420	Rev., 5.00%, 08/01/2031	1,663
2,410	Rev., 5.00%, 08/01/2032	2,811

		29,322

	Total California	258,076

	Total Municipal Bonds (Cost $250,083)	258,076

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
6,412	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, Institutional Class Shares, 1.25% (b) (l) (Cost $6,412)	6,412

	Total Investments — 98.9% (Cost $256,495)	264,488
	Other Assets in Excess of Liabilities — 1.1%	2,993

	NET ASSETS — 100.0%	$267,481

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 94.0% (t)
	Alabama — 0.7%
	Education — 0.1%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.00%, 02/01/2023	2,270
2,000	Series A, Rev., 5.00%, 02/01/2024	2,308
2,000	Series A, Rev., 5.00%, 02/01/2025	2,296

		6,874

	General Obligation — 0.1%
3,005	City of Huntsville, Series A, GO, 5.00%, 05/01/2032	3,461

	Other Revenue — 0.2%
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.00%, 03/01/2026	1,968
3,590	Rev., 5.00%, 03/01/2027	4,069
3,910	Rev., 5.00%, 03/01/2029	4,402

		10,439

	Prerefunded — 0.1%
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.00%, 09/01/2018 (p)	1,822
2,000	City of Huntsville, School Capital Improvement Warrants, Series B, GO, 5.00%, 09/01/2018 (p)	2,035
25	County of Mobile, Improvement Warrants, Series C, GO, 5.00%, 08/01/2022 (p)	28

		3,885

	Transportation — 0.2%
	Alabama Federal Aid Highway Finance Authority,
3,345	Series A, Rev., 5.00%, 09/01/2027	4,022
2,000	Series A, Rev., 5.00%, 09/01/2028	2,391
2,000	Series A, Rev., 5.00%, 09/01/2029	2,379

		8,792

	Total Alabama	33,451

	Alaska — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.50%, 10/01/2041	9,764

	Other Revenue — 0.0% (g)
140	Alaska Municipal Bond Bank Authority, Rev., 5.25%, 09/01/2023	143

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.4%
	Alaska Municipal Bond Bank Authority,
860	Rev., 5.25%, 09/01/2018 (p)	876
1,000	Rev., 5.38%, 09/01/2018 (p)	1,020
1,000	Rev., 5.50%, 09/01/2018 (p)	1,020
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.50%, 09/01/2019 (p)	12,991

		15,907

	Total Alaska	25,814

	Arizona — 2.0%
	Certificate of Participation/Lease — 0.5%
15,000	Arizona School Facilities Board, COP, 5.75%, 09/01/2018	15,324
	State of Arizona,
4,350	Rev., 5.00%, 09/01/2025	5,094
2,000	Series A, COP, AGM, 5.25%, 10/01/2023	2,109

		22,527

	Education — 0.2%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.00%, 07/01/2018	2,733
	Arizona State University,
1,000	Series B, Rev., 5.00%, 07/01/2034	1,159
1,000	Series B, Rev., 5.00%, 07/01/2035	1,156
1,000	Series B, Rev., 5.00%, 07/01/2036	1,153
1,000	Series B, Rev., 5.00%, 07/01/2037	1,150
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.00%, 06/01/2030	1,105

		8,456

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.00%, 07/01/2023	4,593
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.25%, 07/01/2020	976
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.25%, 07/01/2019	1,050
	Maricopa County Unified School District No. 95, Queen Creek School Improvement,
450	Series 2018, GO, 5.00%, 07/01/2028 (w)	522
500	Series 2018, GO, 5.00%, 07/01/2029 (w)	577
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.00%, 07/01/2018	2,125

		9,843

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.0% (g)
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.25%, 08/01/2033	1,087

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.12%, 06/01/2018 (z)	1,001

	Other Revenue — 0.1%
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 07/01/2026	1,865

	Prerefunded — 0.4%
2,000	Arizona Department of Transportation State Highway Fund, Series A, Rev., 5.00%, 07/01/2018 (p)	2,024
1,000	Arizona School Facilities Board, COP, 5.25%, 09/01/2018 (p)	1,019
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.00%, 10/01/2018 (p)	3,088
3,935	Series A, Rev., 5.00%, 10/01/2019 (p)	4,146
1,770	County of Pima, Sewer System, Series B, Rev., 5.00%, 07/01/2021 (p)	1,952
3,000	Phoenix Civic Improvement Corp., Airport, Junior Lien, Series A, Rev., 5.00%, 07/01/2020 (p)	3,230
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.00%, 07/01/2019 (p)	2,093
500	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.00%, 01/01/2019 (p)	515

		18,067

	Transportation — 0.1%
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.25%, 07/01/2025	1,172
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.00%, 12/01/2018	1,675

		2,847

	Utility — 0.2%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.00%, 07/01/2020	3,220

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
3,000	Series A, Rev., 5.00%, 01/01/2028	3,569
1,000	Series A, Rev., 5.00%, 12/01/2028	1,104

		7,893

	Water & Sewer — 0.3%
5,910	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.00%, 10/01/2026	6,846
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.00%, 07/01/2028	1,109
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.25%, 07/01/2021	1,591
1,875	Rev., 5.25%, 07/01/2023	2,176
1,380	County of Pima, Sewer System, Series B, Rev., 5.00%, 07/01/2022	1,519
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.50%, 07/01/2020	2,027

		15,268

	Total Arizona	88,854

	California — 17.3%
	Certificate of Participation/Lease — 0.3%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/2025	8,643
1,250	Deserts Sands, Unified School District, COP, 5.00%, 03/01/2022	1,398
2,275	Irvine Ranch Water District, COP, 5.00%, 03/01/2032	2,686
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.00%, 10/01/2030	1,399

		14,126

	Education — 1.2%
	California Educational Facilities Authority, Claremont McKenna College,
3,000	Series A, Rev., 4.00%, 01/01/2033	3,184
1,000	Series A, Rev., 5.00%, 01/01/2028	1,183
880	Series A, Rev., 5.00%, 01/01/2029	1,038
1,185	Series A, Rev., 5.00%, 01/01/2030	1,393
2,450	Series A, Rev., 5.00%, 01/01/2031	2,871
2,000	Series A, Rev., 5.00%, 01/01/2032	2,335

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
315	California Educational Facilities Authority, Pepperdine University, Series 2012, Rev., 5.00%, 09/01/2024	356
	California State University, Systemwide,
2,000	Series A, Rev., 4.00%, 11/01/2035	2,093
3,225	Series A, Rev., 5.00%, 11/01/2024	3,815
2,375	Series A, Rev., 5.00%, 11/01/2029	2,813
2,285	Series A, Rev., 5.00%, 11/01/2030	2,654
4,000	Series A, Rev., 5.00%, 11/01/2032	4,698
2,875	Series A, Rev., 5.00%, 11/01/2034	3,369
	Regents of the University of California, Limited Project,
2,000	Series I, Rev., 5.00%, 05/15/2023	2,310
4,500	Series I, Rev., 5.00%, 05/15/2024	5,278
	University of California,
2,000	Series AR, Rev., 5.00%, 05/15/2031	2,353
2,500	Series AR, Rev., 5.00%, 05/15/2033	2,912
1,500	Series AR, Rev., 5.00%, 05/15/2034	1,741
1,455	Series AR, Rev., 5.00%, 05/15/2035	1,680
5,615	University of California, Limited Project, Series G, Rev., 5.00%, 05/15/2029	6,292

		54,368

	General Obligation — 8.5%
	Arcadia Unified School District,
9,385	GO, 4.00%, 08/01/2038	9,791
7,500	GO, 4.00%, 08/01/2041	7,824
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.25%, 08/01/2028	6,205
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.25%, 08/01/2043	3,086
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.00%, 08/01/2030	1,580
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.00%, 09/01/2025	1,632
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.00%, 08/01/2027	1,908
3,540	GO, 5.00%, 08/01/2030	4,007
4,000	GO, 5.00%, 08/01/2031	4,516
2,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/2018	1,996

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/2026	15,279
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.00%, 08/01/2025	6,767
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/2023	1,768
1,000	Series C, GO, Zero Coupon, 08/01/2027	762
	Desert Community College District,
2,500	GO, 5.00%, 08/01/2030	3,001
2,250	GO, 5.00%, 08/01/2031	2,688
2,500	GO, 5.00%, 08/01/2033	2,962
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/2020	3,147
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/2021	4,107
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/2022	4,817
	Los Angeles Community College District,
2,300	Series A, GO, 4.00%, 08/01/2033	2,440
9,000	Series A, GO, 5.00%, 08/01/2030	10,419
15,000	Series A, GO, 5.00%, 08/01/2031	17,345
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.00%, 08/01/2039	10,835
	Los Angeles Unified School District,
14,150	Series A, GO, 5.00%, 07/01/2026	16,971
6,650	Series A, GO, 5.00%, 07/01/2027	8,047
11,670	Series C, GO, 5.00%, 07/01/2024	13,690
36,915	Series C, GO, 5.00%, 07/01/2025	43,072
5,505	Series C, GO, 5.00%, 07/01/2026	6,386
3,000	Series C, GO, 5.00%, 07/01/2027	3,473
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.25%, 07/01/2023	6,430
	Los Angeles Unified School District, Election of 2008,
1,545	Series A, GO, 5.00%, 07/01/2029	1,701
1,365	Series A, GO, 5.00%, 07/01/2031	1,500
4,675	Series M-1, GO, 5.00%, 07/01/2031	5,549
2,155	Series M-1, GO, 5.00%, 07/01/2032	2,544
4,555	Series M-1, GO, 5.00%, 07/01/2033	5,358
	Menlo Park City School District, Crossover Capital Appreciation,
1,000	GO, Zero Coupon, 07/01/2033	561

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
725	GO, Zero Coupon, 07/01/2035	366
1,150	GO, Zero Coupon, 07/01/2036	558
1,950	GO, Zero Coupon, 07/01/2037	892
1,250	GO, Zero Coupon, 07/01/2041	485
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.00%, 08/01/2025	4,437
1,750	GO, 5.00%, 08/01/2026	2,056
	Sacramento City Unified School District, Election of 2012, Measure Q,
555	Series E, GO, 5.00%, 08/01/2027	668
2,385	Series E, GO, 5.00%, 08/01/2028	2,852
1,500	Series E, GO, 5.00%, 08/01/2029	1,783
4,890	San Diego Community College District, GO, 5.00%, 08/01/2024	5,529
320	San Diego Unified School District, Election of 2012, Series F, GO, 4.00%, 07/01/2033	339
3,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.00%, 08/01/2030	3,519
1,000	Santa Barbara Community College District, Santa Barbara County, Series C, GO, 4.00%, 08/01/2040	1,051
	Southwestern Community College District,
1,000	Series A, GO, 4.00%, 08/01/2038	1,037
1,750	Series A, GO, 4.00%, 08/01/2039	1,813
12,000	State of California, GO, 5.00%, 08/01/2028	14,318
	State of California, Various Purpose,
1,280	GO, 4.00%, 09/01/2033	1,353
12,120	GO, 5.00%, 03/01/2025	14,279
565	GO, AMBAC, 5.00%, 02/01/2027	677
100	GO, 5.00%, 10/01/2029	100
24,000	GO, 5.00%, 08/01/2030	27,649
1,500	GO, 5.00%, 09/01/2030	1,652
3,500	GO, 5.00%, 09/01/2031	3,854
5	GO, 5.13%, 04/01/2023	5
6,790	GO, 5.50%, 04/01/2018	6,813
6,800	GO, 5.50%, 04/01/2021	7,093
15,000	GO, 5.63%, 04/01/2026	15,686
6,685	GO, 6.50%, 04/01/2033	7,052
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.25%, 08/01/2022	7,311

		379,391

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.6%
6,250	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/2027	7,353
4,000	California Health Facilities Financing Authority, Kaiser Permanente, Subseries A-2, Rev., 4.00%, 11/01/2038	4,166
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.00%, 10/01/2026	1,684
	California Health Facilities Financing Authority, Sutter Health,
1,425	Series A, Rev., 3.25%, 11/15/2036	1,350
650	Series A, Rev., 5.00%, 11/15/2026	761
1,000	Series A, Rev., 5.00%, 11/15/2029	1,157
500	Series A, Rev., 5.00%, 11/15/2030	576
5,000	Series A, Rev., 5.00%, 11/15/2033	5,705
2,000	Series D, Rev., 5.00%, 08/15/2025	2,204
	California Municipal Finance Authority, Community Medical Centers,
1,050	Series A, Rev., 5.00%, 02/01/2028	1,197
1,250	Series A, Rev., 5.00%, 02/01/2029	1,459

		27,612

	Other Revenue — 1.5%
	California Infrastructure & Economic Development Bank, Refunding Academy Motion Picture Arts & Sciences,
1,630	Series A, Rev., 5.00%, 11/01/2024	1,878
1,000	Series A, Rev., 5.00%, 11/01/2026	1,146
3,025	California State Public Works Board, California State University, Various Capital Projects, Series C, Rev., 5.00%, 03/01/2032	3,525
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.00%, 04/01/2022	2,793
2,105	Series C, Rev., AGM, 5.00%, 04/01/2024	2,111
	California State Public Works Board, Department of General Services,
3,000	Series F, Rev., 5.00%, 05/01/2023	3,432
5,395	Series F, Rev., 5.00%, 05/01/2024	6,267
6,445	Series F, Rev., 5.00%, 05/01/2025	7,569
3,100	Series F, Rev., 5.00%, 05/01/2026	3,613
5,000	Series F, Rev., 5.00%, 05/01/2027	5,800
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.00%, 04/01/2021	1,289

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,415	Series D, Rev., AGM, 5.00%, 04/01/2023	1,419
1,560	Series D, Rev., AGM, 5.00%, 04/01/2025	1,565
1,250	Contra Costa County Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 03/01/2025	1,485
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/2019 (p)	4,935
4,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.00%, 06/01/2032	4,556
	San Francisco Bay Area Rapid Transit District, Sales Tax,
355	Series A, Rev., 5.00%, 07/01/2024	417
510	Series A, Rev., 5.00%, 07/01/2025	608
475	Series A, Rev., 5.00%, 07/01/2026	563
1,000	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/2019 (p)	987
2,850	San Marcos Public Facilities Authority, CR, Rev., Zero Coupon, 09/01/2019 (p)	2,779
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.00%, 05/15/2029	9,820

		68,557

	Prerefunded — 1.6%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.00%, 10/01/2018 (p)	2,043
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.25%, 10/01/2018 (p)	2,058
2,485	Series C, Rev., 6.50%, 10/01/2018 (p)	2,560
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.50%, 10/01/2018 (p)	2,024
13,405	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.00%, 09/01/2023 (p)	15,546
190	Menlo Park City School District, Unrefunded Balance, Capital Appreciation, Election of 2006, GO, Zero Coupon, 07/01/2018 (p)	75
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.25%, 06/01/2023 (p)	5,271

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
11,865	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series A, Rev., 5.00%, 05/15/2019 (p)	12,380
340	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 5.00%, 07/01/2022 (p)	386
	University of California,
760	Series AF, Rev., 5.00%, 05/15/2023 (p)	875
25,000	Series O, Rev., 5.75%, 05/15/2019 (p)	26,307
2,885	University of California, Limited Project, Series G, Rev., 5.00%, 05/15/2022 (p)	3,258

		72,783

	Transportation — 0.4%
	City of Los Angeles, Harbor Department,
425	Series A, Rev., 5.00%, 08/01/2023	490
450	Series A, Rev., 5.00%, 08/01/2024	526
1,770	County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.00%, 07/01/2026	2,098
5,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 07/01/2030	5,981
910	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 5.00%, 07/01/2032	1,022
	San Joaquin County Transportation Authority, Measure K Sales Tax,
2,185	Rev., 5.00%, 03/01/2031	2,580
2,000	Rev., 5.00%, 03/01/2032	2,360
1,000	Rev., 5.00%, 03/01/2033	1,176

		16,233

	Utility — 1.6%
	City of Los Angeles, Department of Water & Power, Power System,
2,055	Series A, Rev., 5.00%, 07/01/2031	2,412
2,550	Series A, Rev., 5.00%, 07/01/2032	2,988
5,000	Series A, Rev., 5.00%, 07/01/2033	5,827
10,000	Series B, Rev., 5.00%, 07/01/2029	11,855
3,400	Series B, Rev., 5.00%, 07/01/2031	3,859
3,075	Series B, Rev., 5.00%, 07/01/2032	3,478
2,000	Series C, Rev., 5.00%, 07/01/2036	2,312
1,250	Series D, Rev., 5.00%, 07/01/2028	1,449
2,710	Series D, Rev., 5.00%, 07/01/2030	3,123
2,500	Series D, Rev., 5.00%, 07/01/2031	2,872
390	Series D, Rev., 5.00%, 07/01/2033	447
4,750	Series D, Rev., 5.00%, 07/01/2034	5,404
250	Series D, Rev., 5.00%, 07/01/2035	286

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
	City of Los Angeles, Department of Water & Power, Water System,
1,350	Series A, Rev., 5.00%, 07/01/2031	1,573
2,560	Series A, Rev., 5.00%, 07/01/2032	2,974
1,360	Series A, Rev., 5.00%, 07/01/2033	1,574
1,250	Series A, Rev., 5.00%, 07/01/2034	1,441
1,125	Series A, Rev., 5.00%, 07/01/2035	1,298
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.25%, 11/15/2021	2,775
9,545	Series A, Rev., 5.25%, 11/15/2022	10,754
1,290	Sacramento Municipal Utility District Financing Authority, Cosumnes Project, Rev., 5.00%, 07/01/2028	1,516

		70,217

	Water & Sewer — 1.6%
1,000	California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, Rev., 5.00%, 10/01/2027	1,213
300	City of Bakersfield, Wastewater, Series A, Rev., 5.00%, 09/15/2023	347
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.00%, 06/01/2026	14,269
2,000	Series C, Rev., 5.00%, 06/01/2026	2,246
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/2023	4,389
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.00%, 05/01/2022	3,019
3,160	Rev., NATL-RE, 5.00%, 05/01/2023	3,169
3,320	Rev., NATL-RE, 5.00%, 05/01/2024	3,329
3,490	Rev., NATL-RE, 5.00%, 05/01/2025	3,499
	Orange County Water District,
1,235	Series A, Rev., 5.00%, 08/15/2032	1,461
650	Series A, Rev., 5.00%, 08/15/2034	763
	San Diego County Water Authority,
10,000	Series 2013A, Rev., 5.00%, 05/01/2030	11,295
13,095	Series A, Rev., 5.00%, 05/01/2029	14,798
3,345	Santa Clara Valley Water District Public Facilities Financing Corp., Series A, Rev., 5.00%, 06/01/2035	3,896
	Santa Margarita/Dana Point Authority, Water District Improvement,
950	Series A, Rev., 5.00%, 08/01/2031	1,125
1,030	Series A, Rev., 5.00%, 08/01/2032	1,214

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
1,630	Series A, Rev., 5.00%, 08/01/2033	1,914

		71,946

	Total California	775,233

	Colorado — 2.7%
	Certificate of Participation/Lease — 0.1%
	Adams County, Colorado Refunding & Improvement,
1,100	COP, 5.00%, 12/01/2031	1,256
500	COP, 5.00%, 12/01/2034	565
1,500	Colorado Department of Transportation Headquarters Facilities, COP, 5.00%, 06/15/2041	1,680

		3,501

	Education — 0.3%
5,790	Board of Governors of the University of Colorado, Enterprise System, Series C, Rev., 5.00%, 03/01/2030	6,844
	University of Colorado, Enterprise System,
1,750	Series A-2, Rev., 5.00%, 06/01/2027	2,100
2,205	Series A-2, Rev., 5.00%, 06/01/2028	2,666
3,000	Series A-2, Rev., 5.00%, 06/01/2030	3,589

		15,199

	General Obligation — 1.5%
7,250	Adams and Arapahoe Joint School District 28J Aurora, Series A, GO, 5.00%, 12/01/2030	8,506
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.25%, 08/01/2020	7,197
	Dawson Ridge Metropolitan District No.1,
10,000	Series A, GO, Zero Coupon, 10/01/2022 (p)	9,020
1,500	Series B, GO, Zero Coupon, 10/01/2022 (p)	1,354
	Denver City & County School District No. 1,
3,000	Series A, GO, 5.50%, 12/01/2025	3,658
1,000	Series A, GO, 5.50%, 12/01/2029	1,240
1,500	Series A, GO, 5.50%, 12/01/2030	1,853
500	Series A, GO, 5.50%, 12/01/2036	616
275	Series A, GO, 5.50%, 12/01/2037	334
1,600	Series A, GO, 5.50%, 12/01/2041	1,936
	Jefferson County School District No. R-1,
18,325	GO, 5.00%, 12/15/2020	19,986
9,500	GO, 5.00%, 12/15/2022	10,804

		66,504

	Hospital — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.50%, 01/01/2035	5,124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.7%
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.25%, 12/01/2018 (p)	24,323
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.25%, 11/01/2018 (p)	5,129
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.50%, 06/01/2019 (p)	2,079
750	Series A, Rev., 5.75%, 06/01/2019 (p)	790

		32,321

	Total Colorado	122,649

	Connecticut — 0.7%
	Education — 0.1%
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.00%, 11/01/2025	4,671
30	Connecticut State Health & Educational Facility Authority, Yale University Issue, Series A, Rev., 1.37%, 07/11/2018 (z)	30
1,030	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.25%, 11/15/2022	1,116

		5,817

	General Obligation — 0.3%
	State of Connecticut,
7,000	Series A, GO, 5.00%, 04/15/2022	7,026
6,000	Series B, GO, AMBAC, 5.25%, 06/01/2020	6,411
200	The Metropolitan District, Hartford County, Series A, GO, 5.00%, 08/01/2019	208

		13,645

	Housing — 0.0% (g)
1,320	Connecticut Housing Finance Authority, Series SNH-7, Rev., AGM, 5.00%, 06/15/2018	1,324

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.00%, 08/15/2024	114
350	Series A, Rev., 5.00%, 08/15/2025	397
150	Series A, Rev., 5.00%, 08/15/2026	170
250	Series A, Rev., 5.00%, 08/15/2027	282
300	Series A, Rev., 5.00%, 08/15/2029	337
100	Series A, Rev., 5.50%, 08/15/2023	117

		1,417

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — 0.1%
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure, Series A, Rev., 5.00%, 08/01/2026	5,661

	Transportation — 0.1%
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.00%, 09/01/2030	2,207

	Total Connecticut	30,071

	Delaware — 0.7%
	Education — 0.2%
7,000	University of Delaware, Rev., VRDO, 1.01%, 03/01/2018 (z)	7,000

	General Obligation — 0.5%
	State of Delaware,
350	GO, 5.00%, 07/01/2023	376
1,155	Series A, GO, 5.00%, 02/01/2024	1,342
1,000	Series A, GO, 5.00%, 02/01/2025	1,179
1,250	Series A, GO, 5.00%, 02/01/2026	1,492
2,260	Series A, GO, 5.00%, 02/01/2027	2,728
2,360	Series A, GO, 5.00%, 02/01/2028	2,884
1,375	Series A, GO, 5.00%, 02/01/2029	1,669
4,000	Series B, GO, 5.00%, 07/01/2022	4,518
3,710	Series B, GO, 5.00%, 07/01/2023	4,267
1,000	Series C, GO, 5.00%, 10/01/2025	1,189

		21,644

	Prerefunded — 0.0% (g)
3,211	State of Delaware, GO, 5.00%, 07/01/2020 (p)	3,452

	Total Delaware	32,096

	District of Columbia — 1.7%
	General Obligation — 1.0%
	District of Columbia,
890	Series A, GO, 5.00%, 06/01/2029	1,052
1,325	Series A, GO, 5.00%, 06/01/2030	1,559
1,865	Series A, GO, 5.00%, 06/01/2031	2,187
2,200	Series A, GO, 5.00%, 06/01/2032	2,568
3,050	Series A, GO, 5.00%, 06/01/2033	3,549
7,175	Series A, GO, 5.00%, 06/01/2035	8,136
4,200	Series A, GO, 5.00%, 06/01/2036	4,750
1,800	Series D, GO, 5.00%, 06/01/2028	2,123
4,000	Series D, GO, 5.00%, 06/01/2030	4,685
12,300	Series D, GO, 5.00%, 06/01/2038	14,142

		44,751

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.6%
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.00%, 12/01/2022	5,358
	Washington Convention & Sports Authority,
2,000	Series A, Rev., 5.00%, 10/01/2025	2,334
5,000	Series A, Rev., 5.00%, 10/01/2026	5,876
5,000	Series A, Rev., 5.00%, 10/01/2027	5,915
4,535	Series A, Rev., 5.00%, 10/01/2028	5,337
3,150	Series A, Rev., 5.00%, 10/01/2029	3,689

		28,509

	Water & Sewer — 0.1%
1,475	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series A, Rev., 5.00%, 10/01/2029	1,721

	Total District of Columbia	74,981

	Florida — 3.0%
	Certificate of Participation/Lease — 0.8%
	Orange County School Board,
5,020	Series C, COP, 5.00%, 08/01/2028	5,997
10,000	Series C, COP, 5.00%, 08/01/2029	12,005
16,000	Palm Beach County School District, Series C, COP, 5.00%, 08/01/2029	18,989

		36,991

	General Obligation — 1.0%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.75%, 10/01/2018	2,172
	County of Miami-Dade, Building Better Communities Program,
2,835	Series A, GO, 5.00%, 07/01/2033	3,250
5,355	Series A, GO, 5.00%, 07/01/2034	6,113
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.00%, 06/01/2023	4,867
1,250	Series A, GO, 5.00%, 06/01/2025	1,351
14,600	Series D, GO, 5.00%, 06/01/2024	16,022
4,515	Series E, GO, 5.00%, 06/01/2019	4,714
4,740	Series E, GO, 5.00%, 06/01/2020	5,093

		43,582

	Hospital — 0.1%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.00%, 04/01/2022	1,106
1,250	Rev., 5.00%, 04/01/2024	1,418

		2,524

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.0% (g)
425	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.38%, 01/01/2039	435
250	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	253

		688

	Other Revenue — 0.1%
1,920	County of Palm Beach, Rev., 5.00%, 05/01/2038	2,195
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.25%, 10/01/2018	1,532
2,060	Rev., NATL-RE, 5.25%, 10/01/2019	2,175

		5,902

	Prerefunded — 0.3%
150	Florida State Board of Education, Public Education Capital Outlay, Series 2010B, GO, 5.13%, 06/01/2020 (p)	161
8,005	Hillsborough County School Board, Master Lease Program, Series 2012A, COP, 5.00%, 07/01/2022 (p)	9,013
2,130	JEA Electric System, Series A, Rev., 5.00%, 10/01/2023 (p)	2,451
150	Palm Beach County, Public Improvement, Series 2, Rev., 5.38%, 11/01/2018 (p)	154

		11,779

	Transportation — 0.0% (g)
100	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 5.00%, 07/01/2019	104

	Utility — 0.6%
	County of Manatee, Public Utilities Revenue,
535	Series 2017, Rev., 5.00%, 10/01/2028	636
1,150	Series 2017, Rev., 5.00%, 10/01/2029	1,360
1,130	Series 2017, Rev., 5.00%, 10/01/2030	1,330
815	Series 2017, Rev., 5.00%, 10/01/2031	954
350	Series 2017, Rev., 5.00%, 10/01/2032	408
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.00%, 10/01/2020	5,398
	JEA Electric System,
5,500	Series 2017B, Rev., 5.00%, 10/01/2024	6,367
1,395	Series A, Rev., 5.00%, 10/01/2023	1,592
1,160	Series A, Rev., 5.00%, 10/01/2027	1,308
4,500	Series B, Rev., 5.00%, 10/01/2029	5,303
4,000	Series B, Rev., 5.00%, 10/01/2030	4,694

		29,350

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.1%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.00%, 10/01/2023	555
3,405	JEA Water & Sewer System, Series A, Rev., 5.00%, 10/01/2025	4,009

		4,564

	Total Florida	135,484

	Georgia — 2.4%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.00%, 10/01/2043	2,252

	General Obligation — 0.2%
	Cherokee County Board of Education, School System,
335	GO, 5.00%, 02/01/2026	397
1,550	GO, 5.00%, 02/01/2028	1,839
	Polk School District, Sales Tax,
175	Series 2018, GO, 5.00%, 03/01/2024	202
350	Series 2018, GO, 5.00%, 03/01/2025	410
6,880	State of Georgia, Series E, GO, 5.00%, 12/01/2025	8,184

		11,032

	Prerefunded — 0.4%
555	Barrow County School District, GO, 5.00%, 02/01/2021 (p)	605
7,465	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., GRAN, AGM, 5.00%, 06/01/2018 (p)	7,533
10,000	State of Georgia, Series B, GO, 5.00%, 01/01/2019 (p)	10,298

		18,436

	Transportation — 0.2%
9,500	City of Atlanta, Airport, Series A, Rev., 5.00%, 01/01/2020	10,077
340	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC, Bank of New York, 6.25%, 07/01/2018 (p)	346

		10,423

	Utility — 0.1%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.00%, 12/01/2021	1,088
1,960	Rev., 5.00%, 12/01/2022	2,120
1,000	Rev., 5.00%, 12/01/2023	1,082

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.50%, 09/15/2021	1,634

		5,924

	Water & Sewer — 1.4%
	City of Atlanta, Water & Wastewater,
2,110	Rev., 5.00%, 11/01/2029	2,437
4,250	Rev., 5.00%, 11/01/2030	4,898
	City of Columbus, Georgia Water & Sewerage,
280	Rev., 5.00%, 05/01/2031	324
350	Rev., 5.00%, 05/01/2034	403
350	Rev., 5.00%, 05/01/2035	401
2,000	Series A, Rev., 5.00%, 05/01/2022	2,246
445	Series A, Rev., 5.00%, 05/01/2027	510
595	Series A, Rev., 5.00%, 05/01/2028	680
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.00%, 07/01/2020	6,438
6,565	Rev., 5.00%, 07/01/2021	6,865
	County of DeKalb, Water & Sewerage,
4,800	Series B, Rev., 5.25%, 10/01/2022	5,485
8,660	Series B, Rev., 5.25%, 10/01/2023	10,073
5,500	Series B, Rev., 5.25%, 10/01/2026	6,630
7,000	County of Fulton, Water & Sewerage, Rev., 5.00%, 01/01/2022	7,616
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.25%, 02/01/2028	6,086

		61,092

	Total Georgia	109,159

	Hawaii — 1.1%
	General Obligation — 0.8%
	City & County of Honolulu,
8,695	Series B, GO, 5.00%, 10/01/2027	10,156
3,000	Series C, GO, 5.00%, 10/01/2025	3,541
3,000	Series C, GO, 5.00%, 10/01/2027	3,507
	State of Hawaii,
1,300	Series FE, GO, 5.00%, 10/01/2027	1,538
2,500	Series FG, GO, 5.00%, 10/01/2028	2,943
12,050	Series FK, GO, 5.00%, 05/01/2027	14,406

		36,091

	Prerefunded — 0.2%
1,000	State of Hawaii, Series DK, GO, 5.00%, 05/01/2018 (p)	1,006

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
	State of Hawaii, Highway,
5,120	Rev., 5.25%, 01/01/2019 (p)	5,283
2,450	Rev., 6.00%, 01/01/2019 (p)	2,543

		8,832

	Transportation — 0.1%
5,915	State of Hawaii, Highway, Rev., 5.00%, 01/01/2020	6,085

	Total Hawaii	51,008

	Idaho — 0.5%
	Education — 0.0% (g)
325	University of Idaho, Series B, Rev., AGM, 4.50%, 04/01/2041 (z) (p)	326

	Prerefunded — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.00%, 12/01/2018 (p)	12,408

	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.00%, 07/15/2025	2,967
4,800	Series A, Rev., GRAN, 5.00%, 07/15/2026	5,618

		8,585

	Total Idaho	21,319

	Illinois — 1.3%
	Education — 0.0% (g)
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.00%, 10/01/2029	1,910

	General Obligation — 0.5%
305	Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2031	345
150	Chicago Park District, Series D, GO, 4.00%, 01/01/2019	153
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.00%, 12/15/2021	1,474
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/2021 (p)	4,594
	County of DuPage, Courthouse Project,
250	GO, 5.00%, 01/01/2026	291
525	GO, 5.00%, 01/01/2027	608
255	GO, 5.00%, 01/01/2028	294
730	GO, 5.00%, 01/01/2029	838
35	Fountaindale Public Library District, GO, AGC, 4.00%, 02/01/2019	36

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,500	Series D, GO, 5.00%, 01/01/2027	1,676
1,700	Series D, GO, 5.00%, 01/01/2034	1,869
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/2023	1,896
	Will County, Community Unit School District No. 365-U,
2,700	GO, 3.00%, 07/01/2036	2,394
1,000	GO, 4.00%, 01/01/2030	1,058
1,500	GO, 4.00%, 01/01/2032	1,558
1,000	GO, 4.00%, 01/01/2033	1,031
1,000	GO, 4.00%, 01/01/2034	1,023
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.75%, 06/01/2025	908
830	GO, 5.75%, 06/01/2027	838
620	GO, 5.75%, 06/01/2028	626

		23,510

	Hospital — 0.1%
	Illinois Finance Authority, Healthcare Enterprises, Inc.,
100	Series C, Rev., 5.00%, 03/01/2024	114
500	Series C, Rev., 5.00%, 03/01/2025	571
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
2,000	Series A, Rev., 5.00%, 11/15/2023	2,265
1,000	Series A, Rev., 5.00%, 11/15/2024	1,143

		4,093

	Other Revenue — 0.1%
	City of Chicago, Motor Fuel Tax,
75	Rev., 5.00%, 01/01/2020	78
200	Rev., 5.00%, 01/01/2021	209
20	Rev., 5.00%, 01/01/2022	21
1,000	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.00%, 06/01/2022	1,086
	Illinois Finance Authority, Clean Water Initiative,
2,595	Rev., 5.00%, 01/01/2024	2,976
1,000	Rev., 5.00%, 07/01/2024	1,154

		5,524

	Prerefunded — 0.1%
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.50%, 12/01/2018 (p)	1,030

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College, GO, 5.75%, 06/01/2018 (p)	1,187

		2,217

	Transportation — 0.1%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.00%, 12/01/2022	3,376
250	Regional Transportation Authority, Series A, Rev., AGM, 5.00%, 06/01/2018	252

		3,628

	Utility — 0.3%
	City of Springfield, Senior Lien Electric,
3,500	Rev., AGM, 3.50%, 03/01/2030	3,516
4,500	Rev., 5.00%, 03/01/2027	5,079
4,000	Rev., 5.00%, 03/01/2028	4,499

		13,094

	Water & Sewer — 0.1%
700	City of Chicago, Second Lien Wastewater Transmission, Rev., 5.00%, 01/01/2022	765
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.00%, 11/01/2021	1,636
600	Rev., 5.00%, 11/01/2022	662
1,000	Rev., 5.00%, 11/01/2027	1,108
500	Rev., 5.00%, 11/01/2030	549
20	Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 01/01/2019	20

		4,740

	Total Illinois	58,716

	Indiana — 1.1%
	Education — 0.1%
	Indiana University,
2,000	Series A, Rev., 5.00%, 06/01/2028	2,230
1,000	Series A, Rev., 5.00%, 06/01/2032	1,104
	Plainfield Community High School Building Corp.,
285	Rev., 5.00%, 01/15/2022	317
750	Rev., 5.00%, 07/15/2023	853
1,255	Rev., 5.00%, 07/15/2024	1,447

		5,951

	Other Revenue — 0.7%
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,150	Rev., 5.00%, 08/01/2024	1,306
500	Rev., 5.00%, 02/01/2025	567

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	Indiana Finance Authority, Educational Facilities, Valparaiso University,
1,000	Rev., 5.00%, 10/01/2024	1,141
700	Rev., 5.00%, 10/01/2025	806
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.00%, 02/01/2023	2,557
18,805	Series C, Rev., 5.00%, 02/01/2021	19,984
3,000	Series C, Rev., 5.00%, 02/01/2030	3,360
530	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.00%, 01/10/2020	561

		30,282

	Prerefunded — 0.1%
5,205	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.00%, 02/01/2022 (p)	5,809

	Transportation — 0.1%
	Indiana Finance Authority, Highway,
1,500	Series A, Rev., 5.00%, 06/01/2030	1,799
1,500	Series A, Rev., 5.00%, 06/01/2031	1,792
1,250	Series A, Rev., 5.00%, 06/01/2032	1,488

		5,079

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.00%, 01/01/2021	789
1,245	Series D, Rev., 5.00%, 01/01/2024	1,405

		2,194

	Water & Sewer — 0.0% (g)
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.00%, 01/01/2022	361
375	Series B, Rev., 5.00%, 01/01/2023	416
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.25%, 10/01/2031	1,104

		1,881

	Total Indiana	51,196

	Iowa — 1.1%
	General Obligation — 0.2%
1,955	City of Bettendorf, Series D, GO, 5.00%, 06/01/2027	2,294
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.00%, 06/01/2021	6,913

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,095	Davenport Iowa Corp., GO, 4.00%, 06/01/2021	1,145

		10,352

	Other Revenue — 0.3%
5,640	State of Iowa, Ijobs Program, Series A, Rev., 5.00%, 06/01/2025	6,612
4,690	State of Iowa, Prison Infrastructure Fund, Rev., 5.00%, 06/15/2025	5,501
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.50%, 02/15/2020	537

		12,650

	Prerefunded — 0.6%
18,325	Iowa Finance Authority, State Revolving Fund, Rev., 5.00%, 08/01/2021 (p)	20,249
5,220	Iowa Finance Authority, State Revolving Fund, Green Bonds, Series 2016, Rev., 5.00%, 08/01/2026 (p)	6,224

		26,473

	Total Iowa	49,475

	Kansas — 1.2%
	General Obligation — 0.0% (g)
1,000	City of Lenexa, Series B, GO, 5.00%, 09/01/2025	1,184

	Other Revenue — 0.1%
3,450	Public Building Commission of Johnson County, Kansas Lease Purchase, Series B, Rev., 5.00%, 09/01/2025	3,992

	Prerefunded — 0.0% (g)
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.00%, 09/01/2022 (p)	735

	Transportation — 1.1%
	Kansas State Department Transportation Highway,
2,500	Series A, Rev., 5.00%, 09/01/2018	2,545
7,000	Series A, Rev., 5.00%, 09/01/2019	7,363
7,000	Series A, Rev., 5.00%, 09/01/2020	7,569
8,000	Series B, Rev., 5.00%, 09/01/2030	9,282
4,625	Series B, Rev., 5.00%, 09/01/2035	5,302
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.00%, 09/01/2021	2,154
3,800	Series A, Rev., 5.00%, 09/01/2022	4,090
	State of Kansas, Department of Transportation, Highway,
5,140	Series 2015B, Rev., 5.00%, 09/01/2029	5,974

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
4,190	Series A, Rev., 5.00%, 09/01/2035	4,882

		49,161

	Total Kansas	55,072

	Kentucky — 0.4%
	Education — 0.0% (g)
525	Oldham County, Kentucky School District Finance Corp., School Building, Rev., 5.00%, 06/01/2027	609

	Hospital — 0.1%
2,795	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., 5.00%, 06/01/2037	2,992

	Other Revenue — 0.1%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.25%, 06/01/2022	1,002
1,750	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., AGM, 4.00%, 06/01/2037	1,736
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.25%, 10/01/2018	1,529
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.00%, 08/01/2021	1,092
1,175	Rev., NATL-RE, 5.00%, 08/01/2022	1,310

		6,669

	Prerefunded — 0.2%
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.00%, 11/01/2018 (p)	1,534
885	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.38%, 11/01/2018 (p)	907
115	Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 90, Rev., 5.38%, 11/01/2018 (p)	118
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.00%, 07/01/2021 (p)	5,655
1,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Series A, Rev., AGC, 5.00%, 05/15/2018 (p)	1,511

		9,725

	Total Kentucky	19,995

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 2.2%
	Education — 0.0% (g)
75	Louisiana State University, Agricultural & Mechanical College, Auxiliary Facilities System, Rev., 3.75%, 07/01/2036	75

	General Obligation — 0.0% (g)
1,000	City of Shreveport, GO, AGM, 4.00%, 04/01/2018	1,002
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.00%, 03/01/2018	1,000

		2,002

	Housing — 0.4%
98	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/01/2039	100
290	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 06/01/2041	295
18,150	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/2020 (p)	17,561

		17,956

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
47,700	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series B, Rev., VRDO, 1.14%, 03/01/2018 (z)	47,700

	Other Revenue — 0.6%
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/2019 (p)	17,472
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.00%, 08/01/2020	4,465
2,125	Rev., AGC, 5.00%, 08/01/2021	2,221
3,490	Rev., AGC, 5.25%, 08/01/2019	3,667

		27,825

	Prerefunded — 0.1%
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.63%, 01/01/2019 (p)	1,317

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.00%, 08/01/2019 (p)	2,097

		3,414

	Utility — 0.0% (g)
1,400	City of Alexandria, Utilities, Series A, Rev., 5.00%, 05/01/2043	1,514

	Total Louisiana	100,486

	Maine — 0.1%
	Other Revenue — 0.1%
	Maine Municipal Bond Bank,
625	Series C, Rev., 5.00%, 11/01/2029	740
1,095	Series C, Rev., 5.00%, 11/01/2030	1,292
465	Series C, Rev., 5.00%, 11/01/2032	544
800	Series C, Rev., 5.00%, 11/01/2034	929

	Total Maine	3,505

	Maryland — 2.4%
	Education — 0.1%
	State of Maryland, Health & Higher Educational Facilities Authority, Lifebridge Health Issue,
1,000	Rev., 4.00%, 07/01/2035	1,023
1,000	Rev., 4.00%, 07/01/2036	1,021
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.00%, 04/01/2019	4,970

		7,014

	General Obligation — 2.1%
2,400	Baltimore County, Consolidated Public Improvement, GO, 5.00%, 08/01/2026	2,824
	County of Anne Arundel, General Improvements,
3,615	GO, 5.00%, 10/01/2029	4,273
3,615	GO, 5.00%, 10/01/2030	4,260
3,610	GO, 5.00%, 10/01/2034	4,196
2,610	GO, 5.00%, 10/01/2035	3,026
3,610	GO, 5.00%, 10/01/2037	4,158
3,610	GO, 5.00%, 10/01/2038	4,151
	County of Anne Arundel, Water & Sewer,
1,735	GO, 5.00%, 10/01/2029	2,051
2,125	GO, 5.00%, 10/01/2030	2,504
2,125	GO, 5.00%, 10/01/2034	2,470
2,125	GO, 5.00%, 10/01/2035	2,463
2,440	County of Frederick, Public Facilities, Series A, GO, 5.00%, 08/01/2027	2,908
5,000	County of Howard, Consolidated Public Improvement, Series D, GO, 5.00%, 02/15/2030	6,011

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,000	County of Montgomery, Consolidated Public Improvement, Series C, GO, 5.00%, 10/01/2026	5,994
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.00%, 03/01/2021	5,328
5,280	State of Maryland, State & Local Facilities Loan of 2017, Series A, GO, 5.00%, 03/15/2028	6,313
27,225	State of Maryland, State & Local Facilities Loan of 2017, First Series, Series A, GO, 4.00%, 03/15/2030	29,873

		92,803

	Prerefunded — 0.1%
	State of Maryland, State & Local Facilities Loan of 2015,
1,745	Series A, GO, 5.00%, 03/01/2023 (p)	1,987
500	Series A, GO, 5.00%, 08/01/2023 (p)	574

		2,561

	Transportation — 0.1%
5,000	State of Maryland, Department of Transportation, Series 2017, Rev., 5.00%, 09/01/2030	5,933

	Total Maryland	108,311

	Massachusetts — 5.4%
	Education — 0.2%
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.25%, 07/01/2025	4,897
2,100	Series M, Rev., 5.25%, 07/01/2029	2,606

		7,503

	General Obligation — 2.2%
	Commonwealth of Massachusetts,
1,000	Series A, GO, 5.00%, 03/01/2032	1,133
5,000	Series C, GO, 5.00%, 10/01/2027	6,007
1,000	Series F, GO, 5.00%, 11/01/2041	1,146
10,000	Series F, GO, 5.00%, 11/01/2042	11,443
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.25%, 08/01/2023	11,608
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.00%, 11/01/2025	5,908
13,125	Commonwealth of Massachusetts, Consolidated Loan of 2016, Series J, GO, 4.00%, 12/01/2039	13,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	Commonwealth of Massachusetts, Consolidated Loan of 2017,
9,345	Series A, GO, 5.00%, 04/01/2032	10,927
10,000	Series A, GO, 5.00%, 04/01/2033	11,639
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2018, Series B, GO, 5.00%, 01/01/2027	11,944
	Massachusetts State Construction,
2,250	Series A, GO, 5.00%, 03/01/2031	2,558
9,460	Series D, GO, 4.00%, 09/01/2029	10,269

		98,182

	Other Revenue — 0.3%
	Massachusetts School Building Authority, Sales Tax,
10,000	Series B, Rev., 5.00%, 08/15/2028	11,189
2,000	Series C, Rev., 5.00%, 08/15/2026	2,343
1,020	Massachusetts State Development Finance Agency, Series B, Rev., 5.00%, 09/01/2026	1,038

		14,570

	Prerefunded — 1.4%
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.00%, 08/01/2018 (p)	1,015
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.00%, 10/01/2021 (p)	13,195
42,950	Commonwealth of Massachusetts, Consolidated Loan of 2014, Series F, GO, 5.00%, 11/01/2022 (p)	48,755
480	Massachusetts State Development Finance Agency, Series B, Rev., 5.00%, 09/01/2018 (p)	489
30	Town of Sutton, Municipal Purpose Loan, GO, 5.00%, 04/15/2019 (p)	31

		63,485

	Transportation — 0.9%
	Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs,
2,500	Rev., 5.00%, 06/01/2035	2,847
3,300	Rev., 5.00%, 06/01/2036	3,752
1,500	Rev., 5.00%, 06/01/2037	1,707
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.00%, 07/01/2021	2,127
1,255	Series A, Rev., 5.00%, 07/01/2031	1,531
2,250	Series A, Rev., 5.25%, 07/01/2025	2,698

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
10,530	Series A, Rev., 5.25%, 07/01/2027	12,914
5,000	Series A, Rev., 5.25%, 07/01/2029	6,198
5,000	Series A-1, Rev., 5.25%, 07/01/2033	6,254
1,500	Massachusetts Port Authority, Series B, Rev., 5.00%, 07/01/2021	1,660

		41,688

	Water & Sewer — 0.4%
10,950	Massachusetts Clean Water Trust, State Revolving Fund, Series 20, Rev., 5.00%, 02/01/2033	12,595
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.25%, 08/01/2024	3,680

		16,275

	Total Massachusetts	241,703

	Michigan — 1.6%
	Education — 0.1%
	Regents of the University of Michigan,
3,375	Rev., 5.00%, 04/01/2031	3,958
2,190	Rev., 5.00%, 04/01/2033	2,552

		6,510

	General Obligation — 0.4%
1,005	City of Troy, Limited Tax, GO, 5.25%, 11/01/2029	1,115
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.00%, 05/01/2023	5,339
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.00%, 05/01/2018	1,006
1,305	Grand Rapids Community College, GO, 5.00%, 05/01/2023	1,450
	Lansing Community College, Building & Site,
750	GO, 5.00%, 05/01/2030	875
885	GO, 5.00%, 05/01/2032	1,023
4,300	State of Michigan, Series A, GO, 5.00%, 12/01/2028	4,948

		15,756

	Hospital — 0.3%
	Michigan Finance Authority, Trinity Health Credit Group,
5,000	Rev., 5.00%, 12/01/2034	5,692
5,000	Rev., 5.00%, 12/01/2037	5,653
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.00%, 12/01/2031	1,081

		12,426

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.00%, 05/01/2021	1,342

	Prerefunded — 0.3%
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.25%, 05/01/2021 (p)	1,380
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.00%, 10/01/2020 (p)	5,410
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.25%, 10/15/2018 (p)	1,535
3,915	Regents of the University of Michigan, Series A, Rev., 5.00%, 04/01/2019 (p)	4,062
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.00%, 07/01/2018 (p)	1,462

		13,849

	Transportation — 0.1%
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.00%, 11/15/2025	1,271
610	Rev., 5.00%, 11/15/2026	672
1,035	Rev., 5.00%, 11/15/2027	1,139
2,185	Rev., 5.00%, 11/15/2030	2,387

		5,469

	Utility — 0.1%
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.00%, 07/01/2026	1,090
1,000	Series A, Rev., 5.50%, 07/01/2041	1,083

		2,173

	Water & Sewer — 0.3%
	City of Grand Rapids, Sanitary Sewer System,
1,670	Rev., 5.00%, 01/01/2023	1,900
1,000	Rev., 5.00%, 01/01/2025	1,134
400	Rev., 5.00%, 01/01/2027	474
325	Rev., 5.00%, 01/01/2028	384
350	Rev., 5.00%, 01/01/2029	412
370	Rev., 5.00%, 01/01/2030	435
750	Rev., 5.00%, 01/01/2032	876
1,400	Rev., 5.00%, 01/01/2033	1,631
1,000	Rev., 5.00%, 01/01/2034	1,161
4,160	Series A, Rev., BHAC-CR, AGM-CR FGIC, 5.50%, 01/01/2022	4,519

		12,926

	Total Michigan	70,451

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — 1.0%
	Education — 0.1%
	Minnesota Higher Education Facilities Authority, Carleton College,
1,500	Rev., 3.00%, 03/01/2030	1,491
870	Rev., 5.00%, 03/01/2026	1,025
725	Rev., 5.00%, 03/01/2027	861
1,000	Rev., 5.00%, 03/01/2028	1,182

		4,559

	General Obligation — 0.9%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/2022	598
800	Series A, GO, Zero Coupon, 02/01/2023	711
1,170	City of Marshall, Series B, GO, 5.00%, 02/01/2023	1,327
	County of Hennepin,
1,515	Series C, GO, 5.00%, 12/01/2027	1,810
4,190	Series C, GO, 5.00%, 12/01/2028	4,985
4,725	Series C, GO, 5.00%, 12/01/2029	5,606
40	Kasson & Mantorville Independent School District No. 204, School Building, Series A, GO, 5.00%, 02/01/2021	43
1,000	St. Louis Park Independent School District No. 283, School Building, Series A, GO, 5.00%, 02/01/2027	1,191
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.00%, 08/01/2020	10,792
10,000	Series H, GO, 5.00%, 11/01/2019	10,571

		37,634

	Hospital — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., 4.00%, 11/15/2018 (z)	1,018

	Total Minnesota	43,211

	Mississippi — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
7,800	Series A, Rev., VRDO, 1.12%, 03/01/2018 (z)	7,800
7,000	Series C, Rev., VRDO, 1.12%, 03/01/2018 (z)	7,000

	Total Mississippi	14,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — 2.0%
	General Obligation — 0.1%
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.00%, 02/01/2023	675
2,000	Independence School District, Missouri Direct Deposit Program, Series B, GO, 5.50%, 03/01/2032	2,413

		3,088

	Housing — 0.0% (g)
160	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2027	164

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
3,645	Series B, Rev., 5.00%, 07/01/2022	3,964
660	Series B, Rev., 5.00%, 07/01/2024	718
175	Series B, Rev., 5.00%, 07/01/2029	189
65	Series B, Rev., 5.00%, 07/01/2030	70
385	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,, Rev., 5.00%, 07/01/2021	425
10	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.00%, 01/01/2020 (p)	10

		5,376

	Prerefunded — 0.2%
8,795	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series B, Rev., 5.00%, 01/01/2021 (p)	9,574

	Transportation — 1.2%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.00%, 05/01/2020	4,225
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.00%, 05/01/2026	30,693
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.00%, 02/01/2022	18,782

		53,700

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.4%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.00%, 01/01/2026	3,408
	Metropolitan St. Louis Sewer District Wastewater System Improvement,
530	Series B, Rev., 5.00%, 05/01/2031	612
1,900	Series B, Rev., 5.00%, 05/01/2032	2,188
4,430	Series B, Rev., 5.00%, 05/01/2033	5,091
2,000	Series B, Rev., 5.00%, 05/01/2034	2,292
2,125	Series B, Rev., 5.00%, 05/01/2035	2,427

		16,018

	Total Missouri	87,920

	Montana — 0.1%
	Prerefunded — 0.1%
3,100	State of Montana, Department of Transportation, Highway 93 Advance Construction Project, Rev., GRAN, 5.00%, 06/01/2018 (p)	3,128

	Nebraska — 0.4%
	General Obligation — 0.2%
1,700	Lancaster County School District No.1, Lincoln Public Schools, Series 2017, GO, 5.00%, 01/15/2026	2,007
6,545	Omaha School District, Series 2016, GO, 5.00%, 12/15/2026	7,802

		9,809

	Utility — 0.1%
	Omaha Public Power District, Electric System,
1,500	Series A, Rev., 5.00%, 02/01/2035	1,746
2,000	Series A, Rev., 5.00%, 02/01/2036	2,321
2,000	Series A, Rev., 5.00%, 02/01/2037	2,316

		6,383

	Water & Sewer — 0.1%
1,820	City of Omaha, Sewer Revenue, Rev., 5.00%, 11/15/2031	2,070

	Total Nebraska	18,262

	Nevada — 0.4%
	General Obligation — 0.4%
15,000	County of Clark, Series B, GO, 5.00%, 11/01/2027	17,659

	Water & Sewer — 0.0% (g)
1,550	Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2031	1,800

	Total Nevada	19,459

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Hampshire — 0.0% (g)
	General Obligation — 0.0% (g)
135	City of Portsmouth, Capital Improvement Loan, Series B, GO, 4.00%, 06/15/2019	139

	New Jersey — 1.9%
	Education — 0.8%
9,500	New Jersey EDA, School Facilities Construction, Series XX, Rev., 5.00%, 06/15/2021	10,166
26,110	Rutgers The State University of New Jersey, Series G, Rev., VRDO, 1.00%, 03/01/2018 (z)	26,110

		36,276

	Hospital — 0.6%
27,885	New Jersey Health Care Facilities Financing Authority, Virtua Health, Series C, Rev., VRDO, LOC: JPMorgan Chase Bank NA, 1.00%, 03/01/2018 (z)	27,885

	Other Revenue — 0.0% (g)
25	Mercer County Improvement Authority, Series 2011, Rev., 4.00%, 09/01/2019	26
100	Union County Improvement Authority, City Guaranteed, Linden Omnibus Project, Rev., AGM, 4.00%, 11/01/2019	103

		129

	Prerefunded — 0.1%
5,800	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.00%, 06/15/2018 (p)	5,860

	Transportation — 0.3%
990	New Jersey Transportation Trust Fund Authority, Series A-2, Rev., 5.00%, 06/15/2022	1,000
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.00%, 06/15/2036	5,175
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.00%, 06/15/2042	518
5,000	Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,492

		12,185

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/2018	1,592
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/2019	1,790

		3,382

	Total New Jersey	85,717

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Mexico — 0.5%
	Housing — 0.0% (g)
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
65	Series B-2, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.65%, 09/01/2039	66
275	Series C-2, Class 1, Rev., GNMA/FNMA/FHLMC COLL, 5.70%, 09/01/2040	285
410	Series D, Class 1, Rev., GNMA/FNMA/FHLMC, 5.35%, 09/01/2040	425

		776

	Other Revenue — 0.2%
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.70%, 04/01/2027	1,195
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.00%, 06/01/2020	1,791
1,645	Series B, Rev., 5.00%, 06/01/2021	1,660
1,890	Series B, Rev., 5.00%, 06/01/2026	1,906
2,050	Series B, Rev., 5.00%, 06/01/2028	2,067
180	State of New Mexico, Severance Tax Permanent Fund, Series A, Rev., 5.00%, 07/01/2024	209

		8,828

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.00%, 06/15/2020	10,759
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.00%, 12/15/2021	1,628

		12,387

	Total New Mexico	21,991

	New York — 16.5%
	Education — 0.5%
	New York State Dormitory Authority,
750	Series B, Rev., 5.00%, 10/01/2028	890
665	Series B, Rev., 5.00%, 10/01/2029	789
500	Series B, Rev., 5.00%, 10/01/2031	591
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.00%, 07/01/2018	7,921
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.00%, 10/01/2024	2,247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.25%, 07/01/2020	2,564
	New York State Dormitory Authority, State University Dormitory Facilities,
40	Series A, Rev., 5.00%, 07/01/2019	42
550	Series A, Rev., 5.00%, 07/01/2030	609
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.00%, 05/15/2025	2,234
2,000	Series A, Rev., 5.00%, 05/15/2028	2,224

		20,111

	General Obligation — 0.4%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.00%, 08/01/2023	5,239
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.00%, 08/01/2025	10,910
3,665	City of New York, Unrefunded Balance, Series F, GO, 6.00%, 01/15/2021	3,679
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.75%, 06/15/2018	101

		19,929

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
	Monroe County IDA, School Facility, Rochester School Modernization Project,
675	Rev., 5.00%, 05/01/2032	788
810	Rev., 5.00%, 05/01/2033	941

		1,729

	Other Revenue — 6.1%
5,500	Hudson Yards Infrastructure Corp., Series A, Rev., 5.00%, 02/15/2033	6,378
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.50%, 01/15/2039	2,067
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.00%, 07/15/2019 (p)	3,143
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.00%, 02/01/2024	1,340
3,835	Series B, Rev., 5.00%, 02/01/2026	4,178

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.00%, 02/01/2025	3,333
7,295	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Series E-1, Rev., 5.00%, 02/01/2035	8,305
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017,
2,525	Rev., 5.00%, 02/01/2039	2,861
1,460	Series E, Subseries E-1, Rev., 5.00%, 02/01/2031	1,704
7,000	Series E, Subseries E-1, Rev., 5.00%, 02/01/2032	8,138
10,000	Series E, Subseries E-1, Rev., 5.00%, 02/01/2033	11,569
	New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured,
1,000	Series B, Rev., Zero Coupon, 11/15/2025	804
1,500	Series B, Rev., Zero Coupon, 11/15/2026	1,155
1,500	Series B, Rev., Zero Coupon, 11/15/2027	1,104
2,000	Series B, Rev., Zero Coupon, 11/15/2028	1,407
2,500	Series B, Rev., Zero Coupon, 11/15/2029	1,673
3,650	Series B, Rev., Zero Coupon, 11/15/2030	2,325
2,035	Series B, Rev., Zero Coupon, 11/15/2031	1,231
2,000	Series B, Rev., Zero Coupon, 11/15/2032	1,143
	New York Convention Center Development Corp., Hotel Unit fee Secured,
4,610	Rev., 5.00%, 11/15/2024	5,316
2,250	Rev., 5.00%, 11/15/2025	2,633
10,625	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee, Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	2,541
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.00%, 04/01/2020	1,003
10,000	Series B-C/D, Rev., 5.50%, 04/01/2019	10,444
15,000	New York State Dormitory Authority, Series A, Rev., 5.00%, 03/15/2036	17,178
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.00%, 07/01/2023	6,191
	New York State Dormitory Authority, State Sales Tax,
12,400	Series A, Rev., 5.00%, 03/15/2025	14,309
5,500	Series A, Rev., 5.00%, 03/15/2030	6,265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
5,000	Series A, Rev., 5.00%, 03/15/2031	5,685
20,210	Series A, Rev., 5.00%, 03/15/2032	22,854
14,815	Series B, Rev., 5.00%, 03/15/2027	17,360
8,000	Series B, Rev., 5.00%, 03/15/2030	9,266
6,600	Series B, Rev., 5.00%, 03/15/2031	7,631
18,050	Series B, Rev., 5.00%, 03/15/2034	20,597
13,080	Series B, Rev., 5.00%, 03/15/2039	14,657
	New York State Dormitory Authority, State University Dormitory Facilities,
1,820	Series A, Rev., 5.00%, 07/01/2026	2,150
2,000	Series A, Rev., 5.00%, 07/01/2027	2,383
1,730	Series A, Rev., 5.00%, 07/01/2028	2,051
1,100	Series A, Rev., 5.00%, 07/01/2029	1,298
1,000	Series A, Rev., 5.00%, 07/01/2030	1,176
675	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities, Series 2012A, Rev., 5.00%, 05/15/2023	755
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.25%, 01/01/2025	5,062
7,820	Series D, Rev., 5.50%, 01/01/2019	8,083
	Sales Tax Asset Receivable Corp.,
2,500	Series A, Rev., 5.00%, 10/15/2026	2,922
3,785	Series A, Rev., 5.00%, 10/15/2029	4,401
12,500	Series A, Rev., 5.00%, 10/15/2031	14,489

		272,558

	Prerefunded — 1.0%
10	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.00%, 11/01/2019 (p)	10
1,370	New York State Dormitory Authority, Series A, Rev., 5.25%, 02/15/2019 (p)	1,419
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.00%, 03/15/2018 (p)	5,007
3,750	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing, Series A-1, Rev., 5.00%, 12/15/2018 (p)	3,856
3,740	Triborough Bridge & Tunnel Authority, Series A-2, Rev., 5.00%, 11/15/2018 (p)	3,835
25,595	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.00%, 01/01/2022 (p)	28,610

		42,737

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — 4.1%
55	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2027	57
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.00%, 02/15/2027	22,906
7,000	Series A, Rev., 5.00%, 03/15/2027	8,103
10,000	Series A, Rev., 5.00%, 02/15/2028	11,396
20,000	Series A, Rev., 5.00%, 12/15/2028	22,464
5,000	Series A, Rev., 5.00%, 02/15/2029	5,687
4,900	Series A, Rev., 5.00%, 12/15/2029	5,498
3,000	Series A, Rev., 5.00%, 02/15/2043	3,337
9,000	Series B, Rev., 5.00%, 03/15/2024	10,013
20,000	Series C, Rev., 5.00%, 03/15/2033	22,531
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.25%, 12/15/2019	7,740
	New York State Thruway Authority, State Personal Income Tax, Transportation,
11,025	Series A, Rev., 5.00%, 03/15/2026	11,902
17,000	Series A, Rev., 5.25%, 03/15/2019	17,678
	New York State Urban Development Corp., State Personal Income Tax,
6,000	Series C, Rev., 5.00%, 03/15/2027	7,178
5,990	Series C, Rev., 5.00%, 03/15/2032	6,995
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.00%, 03/15/2031	2,535
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.50%, 03/15/2021	19,734

		185,754

	Transportation — 1.4%
	Metropolitan Transportation Authority,
3,000	Subseries C-1, Rev., 5.00%, 11/15/2035	3,412
6,000	Subseries C-1, Rev., 5.25%, 11/15/2029	7,084
8,470	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2046	8,845
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.00%, 10/01/2022	3,330
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.00%, 05/01/2031	3,314
5,000	Rev., 5.00%, 05/01/2033	5,332

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
12,000	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.13%, 06/01/2094	14,394
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
6,260	Series A-2, Rev., 5.00%, 11/15/2028	6,412
2,500	Series B, Rev., 5.00%, 11/15/2030	2,818
8,860	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Series B, Rev., Zero Coupon, 11/15/2032	5,288
770	Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Series C-1, Rev., 5.00%, 11/15/2028	940

		61,169

	Utility — 1.1%
	Utility Debt Securitization Authority,
5,250	Rev., 5.00%, 12/15/2036	6,007
10,000	Rev., 5.00%, 12/15/2038	11,621
20,000	Series 2017, Rev., 5.00%, 12/15/2040	23,184
1,500	Series TE, Rev., 5.00%, 12/15/2029	1,714
3,500	Series TE, Rev., 5.00%, 12/15/2032	3,962
4,250	Series TE, Rev., 5.00%, 12/15/2041	4,824

		51,312

	Water & Sewer — 1.9%
15,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Subseries BB-3, Rev., VRDO, 1.09%, 03/08/2018 (z)	15,000
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.00%, 06/15/2024	17,766
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.00%, 06/15/2027	1,411
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.00%, 06/15/2022	4,506
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	5,759
2,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2018, Series BB-2, Rev., 5.00%, 06/15/2032	2,338

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution,
10,000	Series A, Rev., 4.00%, 06/15/2028	10,783
5,635	Series A, Rev., 5.00%, 06/15/2025	6,556
900	Series A, Rev., 5.00%, 06/15/2029	1,073
4,345	Series B, Rev., 5.00%, 06/15/2027	4,776
7,280	Series D, Rev., 5.00%, 06/15/2025	8,173
5,325	Series D, Rev., 5.00%, 06/15/2027	5,971

		84,112

	Total New York	739,411

	North Carolina — 1.0%
	General Obligation — 0.1%
2,325	County of Forsyth, GO, 5.00%, 07/01/2026	2,785
2,000	County of Union, Series A, GO, 5.00%, 03/01/2021	2,190

		4,975

	Hospital — 0.4%
16,050	North Carolina Medical Care Commission, Moses Cone Health System, Series B, Rev., VRDO, 1.09%, 03/01/2018 (z)	16,050

	Other Revenue — 0.3%
	City of Raleigh,
495	Rev., 5.00%, 02/01/2024	572
305	Rev., 5.00%, 02/01/2029	356
400	City of Wilmington, Series A, Rev., 5.00%, 06/01/2028	462
1,880	County of Chatham, Rev., 5.00%, 11/01/2026	2,167
340	County of Onslow, Public Facilities Company Ltd., Rev., 4.00%, 10/01/2032	358
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.00%, 06/01/2018	5,197
3,500	Rev., 5.00%, 06/01/2019	3,654

		12,766

	Prerefunded — 0.2%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.00%, 03/01/2019 (p)	3,104
5,000	State of North Carolina, Limited Annual Appropriation, Capital Improvement, Series A, Rev., 5.00%, 05/01/2019 (p)	5,200

		8,304

	Transportation — 0.0% (g)
1,500	North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2028	1,732

	Total North Carolina	43,827

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 1.4%
	General Obligation — 0.3%
11,000	City of Columbus, Series 2017-1, GO, 5.00%, 04/01/2029	13,129
500	City of Dublin, Various Purpose, GO, 5.00%, 12/01/2025	592
100	Columbus City School District, School Facilities Construction & Improvement, GO, 5.00%, 12/01/2018	103
25	Princeton City School District, School Improvement, GO, 3.00%, 12/01/2018	25

		13,849

	Hospital — 0.1%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.00%, 02/01/2019	772
750	Rev., 5.00%, 02/01/2020	792
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.00%, 07/01/2028	1,338
750	Series A, Rev., 5.75%, 07/01/2028	879
1,400	Series A, Rev., 5.75%, 07/01/2033	1,623

		5,404

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
3,360	Rev., 5.00%, 12/01/2024	3,937
4,135	Series A, Rev., 5.00%, 06/01/2026	4,925
10,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Series A, Rev., 5.00%, 06/01/2030	11,861

		20,723

	Other Revenue — 0.2%
	County of Cuyahoga, Sports Facilities Improvement Project,
835	Rev., 5.00%, 12/01/2024	950
500	Rev., 5.00%, 12/01/2025	566
1,000	Rev., 5.00%, 12/01/2026	1,130
500	Rev., 5.00%, 12/01/2027	564
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.00%, 10/01/2023	2,640
2,000	Series B, Rev., 5.00%, 10/01/2024	2,103
1,495	State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects, Series B, Rev., 5.00%, 10/01/2029	1,664

		9,617

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.00%, 02/15/2020 (p)	2,129

	Transportation — 0.1%
1,800	State of Ohio, Capital Facilities Lease Appropriation, Transportation Building Fund Project, Series A, Rev., 5.00%, 04/01/2029	2,141

	Water & Sewer — 0.2%
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.00%, 12/01/2021	4,570
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.00%, 12/01/2029	2,333
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
45	Rev., 4.00%, 11/15/2049	46
1,500	Rev., 5.00%, 11/15/2026	1,737
1,230	Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 12/01/2032	1,430

		10,116

	Total Ohio	63,979

	Oklahoma — 0.5%
	Education — 0.1%
	Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project,
250	Series 2018, Rev., 5.00%, 10/01/2022	279
180	Series 2018, Rev., 5.00%, 10/01/2023	203
500	Series 2018, Rev., 5.00%, 10/01/2025	574
500	Series 2018, Rev., 5.00%, 10/01/2026	578
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.00%, 09/01/2021	1,216

		2,850

	Transportation — 0.4%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.00%, 01/01/2023	4,339
5,000	Series A, Rev., 5.00%, 01/01/2025	5,424
2,000	Series A, Rev., 5.00%, 01/01/2038	2,251
3,500	Series C, Rev., 5.00%, 01/01/2035	4,013
1,420	Series C, Rev., 5.00%, 01/01/2036	1,624

		17,651

	Total Oklahoma	20,501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oregon — 1.2%
	General Obligation — 0.7%
	Linn & Benton Counties, School District No. 8J, Greater Albany,
1,000	GO, 5.00%, 06/15/2026	1,187
1,965	GO, 5.00%, 06/15/2027	2,354
16,695	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series B, GO, 5.00%, 06/15/2030	19,759
2,390	State of Oregon, Article XI-P School District Capital Projects, Series G, GO, 5.00%, 12/01/2029	2,824
25	State of Oregon, Article XI-Q State Projects, Series A, GO, 5.00%, 05/01/2021	27
	State of Oregon, Higher Education,
2,000	Series L, GO, 5.00%, 08/01/2035	2,336
2,000	Series L, GO, 5.00%, 08/01/2036	2,331

		30,818

	Other Revenue — 0.2%
	State of Oregon Department of Administrative Services, Lottery,
2,000	Series A, Rev., 5.00%, 04/01/2031	2,355
2,000	Series A, Rev., 5.00%, 04/01/2032	2,350
3,500	Series A, Rev., 5.00%, 04/01/2033	4,093

		8,798

	Prerefunded — 0.2%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.00%, 06/15/2018 (p)	2,572
3,885	Oregon State Department of Administrative Services, Series A, COP, 5.00%,
	05/01/2019 (p)	4,044

		6,616

	Water & Sewer — 0.1%
5,350	City of Portland, Sewer System, First Lien, Series A, Rev., 5.00%, 06/01/2026	6,268

	Total Oregon	52,500

	Pennsylvania — 1.4%
	Education — 0.3%
	Allegheny County Higher Education Building Authority, Carnegie Mellon University,
4,000	Rev., 5.00%, 08/01/2027	4,780
2,500	Rev., 5.00%, 08/01/2028	2,972
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.00%, 09/01/2019 (p)	5,265

		13,017

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.4%
850	Bensalem Township School District, GO, 5.00%, 10/15/2027	980
	County of Bucks,
150	GO, 5.00%, 05/01/2025	176
310	GO, 5.00%, 05/01/2026	368
325	GO, 5.00%, 05/01/2027	384
4,100	County of Chester, Series 2017, GO, 5.00%, 11/15/2030	4,888
	Nazareth Area School District,
900	Series D, GO, 5.00%, 11/15/2030	1,037
1,390	Series D, GO, 5.00%, 11/15/2035	1,584
1,250	Series D, GO, 5.00%, 11/15/2036	1,424
550	Series D, GO, 5.00%, 11/15/2037	623
810	Series E, GO, 5.00%, 11/15/2038	920
3,120	Octorara Area School District, Series B, GO, AGM, 4.00%, 06/01/2020	3,203
	Upper Merion Area School District,
350	GO, 5.00%, 01/15/2029	406
300	GO, 5.00%, 01/15/2030	348
650	GO, 5.00%, 01/15/2031	751
480	GO, 5.00%, 01/15/2033	552
200	GO, 5.00%, 01/15/2034	229
475	GO, 5.00%, 01/15/2035	542

		18,415

	Hospital — 0.2%
	Berks County Industrial Development Authority, Tower Health Project,
1,150	Rev., 5.00%, 11/01/2027	1,330
1,550	Rev., 5.00%, 11/01/2028	1,782
350	Rev., 5.00%, 11/01/2029	400
600	Rev., 5.00%, 11/01/2030	683
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., (ICE LIBOR USD 3 Month + 0.78%), 1.77%, 06/01/2018 (aa)	4,888

		9,083

	Other Revenue — 0.2%
	Commonwealth Financing Authority, Tobacco Master Settlement Payment,
1,500	Series 2018, Rev., 5.00%, 06/01/2024	1,681
1,870	Series 2018, Rev., 5.00%, 06/01/2025	2,105
1,120	Series 2018, Rev., 5.00%, 06/01/2026	1,264
1,500	Series 2018, Rev., 5.00%, 06/01/2027	1,698
2,620	Series 2018, Rev., 5.00%, 06/01/2028	2,977
1,120	Series 2018, Rev., 5.00%, 06/01/2029	1,267

		10,992

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.3%
100	Commonwealth of Pennsylvania, Series 2011, GO, 5.00%, 11/15/2021 (p)	111
	County of Allegheny, West Mifflin Area School District,
4,065	GO, AGM, 5.00%, 10/01/2018 (p)	4,149
2,000	GO, AGM, 5.38%, 10/01/2018 (p)	2,046
500	GO, AGM, 5.50%, 10/01/2018 (p)	512
1,000	County of York, Red Lion Area School District, GO, AGM, 5.00%, 05/01/2018 (p)	1,006
900	Pennsylvania Higher Educational Facilities Authority, The Trustees of the University of Pennsylvania, Rev., 5.00%, 09/01/2020 (p)	972
3,465	State Public School Building Authority, Delaware County Community College Project, Rev., AGM, 5.00%, 04/01/2018 (p)	3,475

		12,271

	Total Pennsylvania	63,778

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
10,000	Puerto Rico Public Finance Corp., (Puerto Rico), Series E, Rev., CIFG-TCRS, AGM-CR, 6.00%, 08/01/2026 (p)	12,289

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.00%, 11/01/2025	1,140

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.00%, 10/01/2023	1,969

	Total Rhode Island	3,109

	South Carolina — 0.9%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.00%, 12/01/2022	1,128
1,505	Rev., 5.00%, 12/01/2023	1,724

		2,852

	General Obligation — 0.3%
4,000	Richland County School District No. 1, Series C, GO, SCSDE, 5.00%, 03/01/2025	4,646
10,000	State of South Carolina, Highway, Series A, GO, 5.00%, 06/01/2019	10,442

		15,088

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.1%
	Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group,
750	Series 2017, Rev., 4.00%, 11/01/2030	794
500	Series 2017, Rev., 4.00%, 11/01/2031	524
525	Series 2017, Rev., 4.00%, 11/01/2032	544
200	Series 2017, Rev., 4.00%, 11/01/2033	205
250	Series 2017, Rev., 4.00%, 11/01/2034	256
700	Series 2017, Rev., 5.00%, 11/01/2029	813

		3,136

	Housing — 0.0% (g)
205	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.00%, 01/01/2028	209

	Prerefunded — 0.2%
10,415	York County School District No. 1, Series A, GO, SCSDE, 5.25%, 03/01/2019 (p)	10,808

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.75%, 01/01/2020	8,856

	Total South Carolina	40,949

	Tennessee — 0.6%
	General Obligation — 0.5%
110	City of Kingsport, Series B, GO, 5.00%, 03/01/2025	129
4,000	City of Memphis, General Improvement, Series D, GO, 5.00%, 07/01/2023	4,304
	County of Anderson, Rural Elementay School,
705	Series A, GO, 5.00%, 05/01/2023	803
845	Series A, GO, 5.00%, 05/01/2024	979
890	Series A, GO, 5.00%, 05/01/2025	1,046
	County of Anderson, Rural High School,
715	Series B, GO, 5.00%, 05/01/2023	815
750	Series B, GO, 5.00%, 05/01/2024	869
785	Series B, GO, 5.00%, 05/01/2025	922
7,330	County of Montgomery, GO, 5.00%, 04/01/2022	8,213
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.00%, 07/01/2030	6,364

		24,444

	Prerefunded — 0.1%
2,505	Tennessee State School Bond Authority, Series A, Rev., 5.00%, 05/01/2022 (p)	2,813

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.0% (g)
330	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.63%, 07/01/2018	335

	Water & Sewer — 0.0% (g)
	The City of Clarksville, Water, Sewer & Gas,
500	Rev., 5.00%, 02/01/2024	577
500	Rev., 5.00%, 02/01/2025	585
565	Rev., 5.00%, 02/01/2026	668

		1,830

	Total Tennessee	29,422

	Texas — 6.5%
	Education — 1.3%
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.00%, 09/01/2019	575
750	Rev., 5.00%, 09/01/2020	804
2,840	Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2026	3,368
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.25%, 07/01/2028	2,381
2,030	University of Texas System, Board of Regents, Financing System, Green Bonds, Series B, Rev., 5.00%, 08/15/2026	2,411
	University of Texas, Financing System,
49,180	Series B4, Rev., VRDO, LIQ: University of Texas Investment Management Co., 1.04%, 03/08/2018 (z)	49,181
1,500	Series E, Rev., 5.00%, 08/15/2027	1,798

		60,518

	General Obligation — 1.3%
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.00%, 03/01/2028	3,050
2,600	Series A, GO, 5.00%, 03/01/2029	2,927
1,505	City of Killeen, Series 2017, GO, 5.00%, 08/01/2029	1,768
2,765	City of Lubbock, GO, 5.00%, 02/15/2026	3,184
	City of Plano,
2,210	GO, 5.00%, 09/01/2028	2,609
2,055	GO, 5.00%, 09/01/2029	2,418
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.00%, 02/15/2023	4,671
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.00%, 02/15/2025	5,589
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.00%, 09/01/2022	9,180

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,392
5,000	County of Harris, Road, Series A, GO, 5.00%, 10/01/2022	5,399
11,250	State of Texas, Mobility Fund & Refunding Bonds, Series A, GO, 5.00%, 10/01/2025	13,052
3,475	State of Texas, Public Finance Authority, Series A, GO, 5.00%, 10/01/2018	3,548

		59,787

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
43,470	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series 2012, Rev., VRDO, 1.14%, 03/01/2018 (z)	43,470

	Other Revenue — 0.1%
3,800	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project, Series A, Rev., 5.00%, 05/15/2028	4,123

	Prerefunded — 1.1%
2,705	City of Victoria, Utility System, Rev., 5.00%, 12/01/2023 (p)	3,119
2,000	County of Fort Bend, GO, 5.00%, 03/01/2018 (p)	2,000
	Dallas Area Rapid Transit, Senior Lien,
6,195	Rev., 5.00%, 12/01/2018 (p)	6,358
5,000	Series A, Rev., 5.00%, 06/01/2019 (p)	5,215
4,000	Lewisville Independent School District, School Building, GO, 5.00%, 02/15/2019 (p)	4,134
335	Longview Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	341
2,290	North Texas Municipal Water District, Rev., 5.00%, 06/01/2018 (p)	2,310
	North Texas Tollway Authority, Special Projects System,
3,000	Series A, Rev., 5.50%, 09/01/2021 (p)	3,367
1,000	Series A, Rev., 5.50%, 09/01/2021 (p)	1,121
3,000	Series A, Rev., 6.00%, 09/01/2021 (p)	3,417
2,000	State of Texas, Public Finance Authority, Series A, GO, 5.00%, 10/01/2019 (p)	2,107
30	State of Texas, Transportation Commission Mobility, GO, 4.75%, 04/01/2018 (p)	30
14,000	University of Texas, Series A, Rev., 5.25%, 08/15/2018 (p)	14,242

		47,761

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 1.1%
	Dallas Area Rapid Transit, Senior Lien,
8,950	Series A, Rev., 5.00%, 12/01/2018	9,192
3,000	Series A, Rev., 5.00%, 12/01/2028	3,502
1,500	Series A, Rev., 5.00%, 12/01/2029	1,745
2,500	Series A, Rev., 5.00%, 12/01/2030	2,892
4,250	Series A, Rev., 5.00%, 12/01/2036	4,803
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.00%, 11/01/2035	4,292
7,000	Series E, Rev., AMT, 5.00%, 11/01/2030	7,123
5,000	Series F, Rev., 5.00%, 11/01/2024	5,691
	North Texas Tollway Authority System, First Tier,
700	Series A, Rev., 5.00%, 01/01/2026	783
4,700	Series A, Rev., 5.00%, 01/01/2027	5,351
1,140	Series A, Rev., 5.00%, 01/01/2030	1,303
1,900	Series A, Rev., 5.00%, 01/01/2035	2,151
	North Texas Tollway Authority System, Second Tier,
550	Series B, Rev., 5.00%, 01/01/2026	614
950	Series B, Rev., 5.00%, 01/01/2027	1,094
1,100	Series B, Rev., 5.00%, 01/01/2030	1,248

		51,784

	Utility — 0.2%
20	City of Houston, Combined Utility System, First Lien, Series C, Rev., 5.00%, 11/15/2018	20
1,535	City of Houston, Utility System, Series B, Rev., 5.00%, 11/15/2036	1,752
6,000	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2026	7,080

		8,852

	Water & Sewer — 0.4%
600	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.00%, 10/01/2029	703
2,000	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.75%, 12/01/2032 (p)	2,687
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.00%, 12/15/2022	3,428
5,115	Rev., 5.00%, 12/15/2025	5,543
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.00%, 03/01/2021	1,877

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
2,900	North Texas Municipal Water District, Water System, Series 2016, Rev., 5.00%, 09/01/2027	3,419

		17,657

	Total Texas	293,952

	Utah — 0.7%
	Education — 0.1%
	University of Utah,
500	Series A, Rev., 5.00%, 08/01/2024	582
935	Series A, Rev., 5.00%, 08/01/2025	1,102
1,300	Series A, Rev., 5.00%, 08/01/2026	1,523
2,500	Series A, Rev., 5.00%, 08/01/2027	2,918

		6,125

	General Obligation — 0.3%
1,590	Board of Education of Sevier County School District, GO, 5.00%, 06/01/2024	1,808
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.25%, 04/01/2022	1,101
3,950	Series C, GO, 5.00%, 04/01/2020	4,220
	Davis School District, School Bond Guaranty Program,
380	Series 2018, GO, 5.00%, 06/01/2021 (w)	418
1,785	Series 2018, GO, 5.00%, 06/01/2022 (w)	2,007
1,570	Series 2018, GO, 5.00%, 06/01/2023 (w)	1,796

		11,350

	Prerefunded — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2019 (p)	9,833

	Water & Sewer — 0.1%
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2029	2,213

	Total Utah	29,521

	Virginia — 2.7%
	Education — 0.2%
2,000	Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, Series 2017E, Rev., 5.00%, 02/01/2029	2,387
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.25%, 01/01/2026	5,826

		8,213

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 1.5%
	City of Alexandria,
4,200	Series C, GO, 5.00%, 07/01/2027	5,081
2,915	Series C, GO, 5.00%, 07/01/2028	3,514
5,000	City of Hampton, Public Improvement, Series B, GO, 5.00%, 09/01/2026	5,974
1,000	City of Lynchburg, Public Improvement, GO, 5.00%, 12/01/2022	1,085
5,110	City of Portsmouth, Series A, GO, 5.00%, 07/15/2030	6,058
	City of Richmond, Public Improvement,
7,750	Series D, GO, 5.00%, 03/01/2029	9,434
700	Series D, GO, 5.00%, 03/01/2032	863
10,000	Commonwealth of Virginia, Series D, GO, 5.00%, 06/01/2020	10,427
	County of Fairfax, Public Improvement,
9,775	Series A, GO, 4.00%, 10/01/2032	10,615
5,775	Series A, GO, 4.00%, 10/01/2036	6,150
2,160	County of Spotsylvania, Public Improvement, GO, 5.00%, 01/15/2025	2,540
3,930	Loudoun County, Public Improvement, Series A, GO, 5.00%, 12/01/2026	4,641

		66,382

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.00%, 05/01/2023	2,070
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.00%, 03/01/2025	2,251
5,110	Series B, Rev., 5.00%, 07/15/2024	5,930
2,635	Series B, Rev., 5.00%, 07/15/2025	3,092

		13,343

	Prerefunded — 0.1%
1,555	City of Chesapeake, Water & Sewer, Series D, GO, 5.00%, 12/01/2020 (p)	1,692
3,080	County of Fairfax, Sewer, Rev., 5.00%, 07/15/2019 (p)	3,227

		4,919

	Transportation — 0.3%
	Northern Virginia Transportation Authority,
500	Rev., 5.00%, 06/01/2023	573
400	Rev., 5.00%, 06/01/2024	466
2,035	Rev., 5.00%, 06/01/2033	2,314
2,285	Rev., 5.00%, 06/01/2034	2,592

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	Virginia Commonwealth Transportation Board, Capital Projects,
2,750	Series A, Rev., 5.00%, 05/15/2027	3,285
2,750	Series A, Rev., 5.00%, 05/15/2028	3,290
3,000	Series A, Rev., 5.00%, 05/15/2029	3,571

		16,091

	Water & Sewer — 0.3%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.25%, 04/01/2025	4,201
	Virginia Resources Authority, Clean Water State Revolving Fund,
25	Rev., 4.00%, 10/01/2019	26
7,390	Rev., 5.50%, 10/01/2022	8,535

		12,762

	Total Virginia	121,710

	Washington — 2.5%
	General Obligation — 1.1%
14,785	King County School District No. 401, Highline, GO, 5.00%, 12/01/2030	17,307
3,100	Port of Seattle, Limited Tax, Series 2017, GO, 5.00%, 01/01/2035	3,599
5,000	State of Washington, Motor Vehicle Fuel Tax, Series R-2015H, GO, 5.00%, 07/01/2030	5,733
	State of Washington, Various Purpose,
30	Series C, GO, 5.00%, 02/01/2028	35
7,010	Series R-2011A, GO, 5.00%, 01/01/2022	7,623
7,260	Series R-2011B, GO, 5.00%, 07/01/2023	7,792
4,465	Series R-2015A, GO, 4.00%, 07/01/2026	4,867

		46,956

	Hospital — 0.1%
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., 4.00%, 10/01/2021 (z)	2,136
2,500	Series B, Rev., 5.00%, 10/01/2021 (z)	2,755

		4,891

	Prerefunded — 0.5%
975	City of Seattle, Municipal Light & Power, Series B, Rev., 5.00%, 02/01/2020 (p)	1,037
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.00%, 08/01/2019 (p)	10,485
5,015	Series C, GO, 5.00%, 02/01/2019 (p)	5,176
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.25%, 08/15/2018 (p)	3,510

		20,208

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.1%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.00%, 03/01/2032	4,508
1,000	Series B, Rev., 5.00%, 03/01/2034	1,119

		5,627

	Utility — 0.6%
4,025	City of Seattle, Municipal Light & Power, Unrefunded Balance, Series B, Rev., 5.00%, 02/01/2024	4,273
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/2022	19,832
3,955	Energy Northwest, Electric Revenue, Series A, Rev., 5.00%, 07/01/2023 (w)	4,511
20	Grant County Public Utility District No. 2, Electric System, Series A, Rev., 5.00%, 01/01/2019	21

		28,637

	Water & Sewer — 0.1%
	County of King, Sewer,
1,825	Series A, Rev., 5.00%, 01/01/2022	2,038
1,150	Series A, Rev., 5.00%, 01/01/2023	1,308
2,295	Series A, Rev., 5.00%, 07/01/2026	2,706

		6,052

	Total Washington	112,371

	West Virginia — 0.0% (g)
	Education — 0.0% (g)
1,000	West Virginia University, University Projects, Series A, Rev., AMBAC, Zero Coupon, 04/01/2018	999

	Water & Sewer — 0.0% (g)
970	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.00%, 11/01/2019	972

	Total West Virginia	1,971

	Wisconsin — 0.9%
	Education — 0.1%
2,500	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.95%, 05/01/2019 (bb)	2,538

	General Obligation — 0.1%
5,000	State of Wisconsin, Series 4, GO, 5.00%, 05/01/2027	5,771

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.7%
	State of Wisconsin,
16,050	Series A, GO, 5.00%, 05/01/2021 (p)	17,616
13,190	Series A, GO, 5.25%, 05/01/2021 (p)	14,577
1,225	State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio, Rev., 5.00%, 06/01/2024 (p)	1,424

		33,617

	Total Wisconsin	41,926

	Total Municipal Bonds (Cost $4,143,339)	4,224,872

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.8%
	Investment Company — 5.8%
259,335	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $259,335)	259,335

	Total Investments — 99.8% (Cost $4,402,674)	4,484,207
	Other Assets in Excess of Liabilities — 0.2%	8,599

	NET ASSETS — 100.0%	$4,492,806

Percentages indicated are based on net assets.

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Short Contracts
U.S. Treasury 10 Year Note	(916)	06/2018	USD	(109,992)	(202)

					(202)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.9% (t)
	New Jersey — 0.3%
	Other Revenue — 0.3%
1,435	Hudson County Improvement Authority, Capital Appreciation, Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/2018	1,419

	New York — 97.6%
	Education — 5.0%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.00%, 05/01/2023	2,240
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, 6.00%, 07/01/2020	2,328
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/2018	1,476
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/2021	1,944
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/2022	1,152
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/2023	3,408
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/2024	1,877
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/2025	2,763
255	New York State Dormitory Authority, School Districts, Building Finance Program, Series F, Rev., NATL-RE, 6.50%, 10/01/2020	275
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, 5.25%, 05/15/2021	1,148

		18,611

	General Obligation — 11.2%
60	Burnt Hills-Ballston Lake Central School District, GO, NATL-RE, FGIC, 5.50%, 07/15/2018	60
1,000	City of Buffalo, Series B, GO, 5.00%, 11/15/2022	1,134
	City of New York, Fiscal Year 2009,
930	Series B-1, GO, 5.25%, 09/01/2024	948
520	Series B-1, GO, 5.25%, 09/01/2025	530
2,000	Subseries H-1, GO, 5.13%, 03/01/2024	2,071
1,000	Subseries J-1, GO, 5.00%, 05/15/2024	1,041
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.00%, 08/01/2028	8,323
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.00%, 08/01/2028	2,256
3,050	County of Onondaga, Series A, GO, 5.00%, 03/01/2024	3,159
2,000	County of Suffolk, Town of Brookhaven, GO, 5.00%, 05/01/2027	2,352
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.00%, 05/15/2021	2,481

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	Monroe County, Greece Central School District,
880	Series B, GO, 4.50%, 12/15/2021	964
765	Series B, GO, 5.00%, 12/15/2022	868
500	Series B, GO, 5.00%, 12/15/2023	566
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.00%, 03/01/2018	1,000
920	Nassau County, Series C, GO, AGM, 5.00%, 07/01/2022	931
	Nassau County, General Improvement,
1,000	Series A, GO, 5.00%, 01/01/2025	1,149
4,220	Series C, GO, AGC, 5.00%, 10/01/2024	4,450
1,350	Nassau County, Mineola Village, GO, 5.00%, 08/15/2023	1,458
80	Nassau County, Unrefunded Balance, Series C, GO, AGM, 5.00%, 07/01/2022	81
60	Nassau County, Unrefunded Balance, General Improvement, Series C, GO, AGC, 5.00%, 10/01/2024	63
1,000	Orange County, Goshen Central School District, GO, NATL-RE, FGIC, 5.00%, 06/15/2019	1,047
5,000	State of New York, Series A, GO, 5.00%, 02/15/2027	5,167

		42,099

	Hospital — 4.2%
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.50%, 07/01/2023	1,162
370	Rev., NATL-RE, 5.75%, 07/01/2019	395
4,875	Series A2, Rev., 5.00%, 07/01/2026	4,932
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.38%, 02/15/2021	1,036
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.00%, 08/01/2020	3,008
2,000	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group, Series A, Rev., 5.00%, 07/01/2026	2,144
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.00%, 01/15/2021	3,009

		15,686

	Housing — 0.3%
1,235	New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/01/2044	1,286

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 1.2%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.00%, 05/01/2023	4,459

	Other Revenue — 27.5%
	Hudson Yards Infrastructure Corp., Second Indenture,
1,500	Series A, Rev., 5.00%, 02/15/2029	1,772
1,115	Series A, Rev., 5.00%, 02/15/2034	1,287
1,750	Series A, Rev., 5.00%, 02/15/2035	2,011
65	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.00%, 11/15/2020	68
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.00%, 01/15/2024	1,547
2,800	Series S-3, Rev., 5.25%, 01/15/2025	2,894
1,500	Series S-4, Rev., 5.13%, 01/15/2024	1,549
4,875	Series S-5, Rev., 5.00%, 01/15/2020	5,026
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.00%, 07/15/2028	3,464
	New York City Transitional Finance Authority, Future Tax Secured,
2,570	Series D, Rev., 5.00%, 11/01/2025	2,748
2,260	Series E, Subseries E-1, Rev., 5.00%, 02/01/2034	2,605
2,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series E, Subseries E-1, Rev., 5.00%, 02/01/2032	2,325
2,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018, Series B-1, Rev., 5.00%, 08/01/2034	2,312
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.00%, 11/01/2026	1,500
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.00%, 02/01/2027	2,721
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.00%, 11/01/2026	1,105
1,000	Series D, Subseries D-1, Rev., 5.00%, 11/01/2027	1,103
210	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured, Rev., 5.25%, 11/01/2019	219

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue —continued
	New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured,
2,090	Series B, Rev., Zero Coupon, 11/15/2031	1,264
2,000	Series B, Rev., Zero Coupon, 11/15/2033	1,087
2,000	New York Convention Center Development Corporation, Hotel Unit fee Secured, Rev., 5.00%, 11/15/2030	2,308
2,500	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.00%, 04/01/2020	2,508
205	New York State Dormitory Authority, Series A, Rev., NATL-IBC, 5.00%, 07/01/2020	206
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.50%, 05/15/2026	6,099
50	New York State Dormitory Authority, School Districts Financing Program, Rev., AGC, 5.00%, 10/01/2024	53
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.00%, 03/15/2029	2,857
5,100	Series A, Rev., 5.00%, 03/15/2031	5,858
2,000	Series A, Rev., 5.00%, 03/15/2032	2,262
2,500	Series B, Rev., 5.00%, 03/15/2032	2,880
2,500	Series B, Rev., 5.00%, 03/15/2033	2,871
	New York State Environmental Facilities Corp., Green Bonds,
1,000	Series C, Rev., 5.00%, 08/15/2033	1,177
1,000	Series C, Rev., 5.00%, 08/15/2034	1,173
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.00%, 10/15/2027	2,723
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.25%, 01/01/2023	2,025
3,000	Series B, Rev., 5.25%, 01/01/2025	3,037
7,000	Series C, Rev., 5.00%, 01/01/2025	7,083
1,500	Series D, Rev., 5.38%, 01/01/2021	1,547
2,000	New York State Urban Development Corp., State Personal Income Tax, Series A, Rev., 5.00%, 03/15/2034	2,309
5,000	Sales Tax Asset Receivable Corp., Series A, Rev., 5.00%, 10/15/2029	5,813
2,500	Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series A, Rev., 5.00%, 10/15/2030	2,900
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.00%, 07/01/2022	2,088
1,000	Series A, Rev., 5.00%, 07/01/2023	1,044

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	43

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Westchester Tobacco Asset Securitization Corp.,
1,775	Series B, Rev., 5.00%, 06/01/2033	1,924
2,000	Series B, Rev., 5.00%, 06/01/2034	2,160

		103,512

	Prerefunded — 12.1%
945	City of New York, Fiscal Year 2008, Subseries L-1, GO, 5.00%, 04/01/2018 (p)	948
3,550	City of New York, Fiscal Year 2009, Series B-1, GO, 5.25%, 09/01/2018 (p)	3,619
2,000	Long Island Power Authority, Electric System, Series B, Rev., 5.63%, 04/01/2019 (p)	2,089
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.10%, 11/15/2018 (p)	1,026
1,000	Series A, Rev., 5.13%, 11/15/2018 (p)	1,026
3,000	Series B, Rev., 5.25%, 11/15/2019 (p)	3,187
1,615	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.25%, 11/15/2018 (p)	1,670
935	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.00%, 05/15/2019 (p)	975
	New York City Transitional Finance Authority, Future Tax Secured,
15	Rev., 5.25%, 05/01/2019 (p)	16
680	Series D, Rev., 5.00%, 05/01/2020 (p)	728
1,545	Subseries A-1, Rev., 5.00%, 05/01/2019 (p)	1,608
	New York State Dormitory Authority, School Districts Financing Program,
85	Rev., AGC, 5.00%, 10/01/2019 (p)	90
865	Series A, Rev., AGC, 5.00%, 10/01/2019 (p)	912
	New York State Dormitory Authority, State Personal Income Tax,
3,820	Series A, Rev., 5.25%, 02/15/2019 (p)	3,958
2,000	Series B, Rev., 5.00%, 03/15/2019 (p)	2,073
990	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.00%, 12/15/2018 (p)	1,018
6,890	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing, Series A, Rev., 5.00%, 03/15/2019 (p)	7,145
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
6,000	Series A, Rev., 5.00%, 04/01/2020 (p)	6,409
3,000	Series A-1, Rev., 5.00%, 04/01/2019 (p)	3,114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.00%, 11/15/2018 (p)	579
3,085	Subseries D, Rev., 5.00%, 11/15/2018 (p)	3,163

		45,353

	Special Tax — 5.8%
180	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2023	187
1,715	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series E, Rev., 5.00%, 02/15/2029	1,895
10	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.00%, 12/15/2022	10
2,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.00%, 03/15/2028	2,156
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.00%, 03/15/2027	2,862
3,000	Series A, Rev., 5.00%, 03/15/2031	3,395
2,500	Series A, Rev., 5.00%, 03/15/2032	2,876
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
2,000	Series A-2, Rev., NATL-RE, 5.50%, 03/15/2023	2,328
5,000	Series A-2, Rev., NATL-RE, 5.50%, 03/15/2025	6,036

		21,745

	Transportation — 16.3%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
4,000	Series A, Rev., Zero Coupon, 11/15/2030	2,635
1,020	Series A, Rev., 5.25%, 11/15/2034	1,206
1,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-2, Rev., 5.25%, 11/15/2033	1,195
	Metropolitan Transportation Authority, Transportation,
2,000	Series A-1, Rev., 4.00%, 11/15/2033	2,080
2,000	Series A-1, Rev., 5.00%, 11/15/2032	2,294
2,000	Series B, Rev., 5.00%, 11/15/2031	2,280
385	Series C, Rev., 6.25%, 11/15/2023	398
1,500	Subseries C-1, Rev., 5.25%, 11/15/2030	1,756
2,000	Subseries D-1, Rev., 5.00%, 11/15/2031	2,295

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
2,500	Metropolitan Transportation Authority, Transportation, Green Bonds, Series A-1, Rev., 5.00%, 11/15/2031	2,880
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.00%, 01/01/2020	2,006
1,000	Series K, Rev., 5.00%, 01/01/2028	1,151
2,000	New York State Thruway Authority, Junior Indebtedness, Series 2016A, Rev., 5.00%, 01/01/2034	2,251
	Port Authority of New York & New Jersey, Consolidated,
5,000	Series 152, Rev., 5.00%, 11/01/2022	5,029
2,020	Series 184, Rev., 5.00%, 09/01/2030	2,311
1,000	Series 185, Rev., AMT, 5.00%, 09/01/2028	1,131
2,000	Series 185, Rev., AMT, 5.00%, 09/01/2030	2,248
2,000	Series 186, Rev., AMT, 5.00%, 10/15/2027	2,288
1,000	Series 205, Rev., 5.00%, 11/15/2032	1,174
3,000	Series 207, Rev., AMT, 5.00%, 09/15/2032	3,465
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.00%, 11/15/2023	958
1,010	Series C, Rev., 5.00%, 11/15/2021	1,036
1,455	Series C, Rev., 5.00%, 11/15/2023	1,492
1,915	Subseries D, Rev., 5.00%, 11/15/2023	1,963
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series A, Rev., 5.00%, 11/15/2031	1,169
2,000	Series A, Rev., 5.00%, 11/15/2033	2,321
2,500	Series B, Rev., 5.00%, 11/15/2029	2,973
2,000	Series B, Rev., 5.00%, 11/15/2030	2,368
1,100	Series B, Rev., 5.00%, 11/15/2031	1,296
1,500	Series B, Rev., 5.00%, 11/15/2033	1,757
3,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Subseries A, Rev., Zero Coupon, 11/15/2032	1,789

		61,195

	Utility — 5.1%
5,000	Long Island Power Authority, Electric System, Series A, Rev., AGM, Zero Coupon, 06/01/2021	4,651
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.00%, 11/15/2020	2,507
	Utility Debt Securitization Authority,
2,500	Rev., 5.00%, 12/15/2032	2,906
3,000	Series A, Rev., 5.00%, 12/15/2033	3,490
4,000	Series A, Rev., 5.00%, 12/15/2034	4,645
1,000	Series TE, Rev., 5.00%, 12/15/2030	1,142

		19,341

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 8.9%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.00%, 06/15/2025	1,073
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.00%, 06/15/2026	7,248
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.00%, 06/15/2028	4,461
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.00%, 06/15/2029	2,291
2,000	Series EE, Rev., 5.00%, 06/15/2028	2,292
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution,
1,500	Series A, Rev., 5.00%, 06/15/2027	1,737
1,900	Series A, Rev., 5.00%, 06/15/2030	2,231
2,150	Series A, Rev., 5.00%, 06/15/2031	2,515
2,000	Series A, Rev., 5.00%, 06/15/2032	2,332
2,000	Series A, Rev., 5.00%, 06/15/2033	2,306
4,175	Series B, Rev., 5.50%, 10/15/2025 (p)	5,089

		33,575

	Total New York	366,862

	Total Municipal Bonds (Cost $359,326)	368,281

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
3,268	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $3,268)	3,268

	Total Investments — 98.8% (Cost $362,594)	371,549
	Other Assets in Excess of Liabilities — 1.2%	4,372

	NET ASSETS — 100.0%	$375,921

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	45

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Notes
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICE	— Intercontinental Exchange
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.

PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
TCRS	— Transferable Custodial Receipts
USD	— United States Dollar
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2018.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.05%.
(l)	— The rate shown is the current yield as of February 28, 2018.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2018.
(bb)	— Security has been valued using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	47

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$258,076		$4,224,872	$368,281
Investments in affiliates, at value	6,412		259,335	3,268
Deposits at broker for futures contracts	—		1,092	—
Receivables:
Investment securities sold	—		395	—
Fund shares sold	577		17,809	291
Interest from non-affiliates	2,753		44,898	4,506
Dividends from affiliates	7		344	4
Variation margin on futures contracts	—		172	—

Total Assets	267,825		4,548,917	376,350

LIABILITIES:
Payables:
Due to custodian	—		421	—
Investment securities purchased	—		42,632	—
Investment securities purchased — delayed delivery securities	—		9,838	—
Fund shares redeemed	184		1,967	168
Accrued liabilities:
Investment advisory fees	14		714	42
Administration fees	—		113	—
Distribution fees	45		63	74
Service fees	39		165	74
Custodian and accounting fees	12		62	13
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	—	(a)
Audit fees	32		35	34
Other	18		101	24

Total Liabilities	344		56,111	429

Net Assets	$267,481		$4,492,806	$375,921

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$262,101	$4,420,073	$367,896
Accumulated undistributed (distributions in excess of) net investment income	10	290	(10)
Accumulated net realized gains (losses)	(2,623)	(8,888)	(920)
Net unrealized appreciation (depreciation)	7,993	81,331	8,955

Total Net Assets	$267,481	$4,492,806	$375,921

Net Assets:
Class A	$69,092	$174,653	$128,973
Class C	54,655	50,481	83,807
Class I (formerly Institutional Class)	143,734	770,626	163,141
Class R6	—	3,497,046	—

Total	$267,481	$4,492,806	$375,921

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	6,493	16,179	19,261
Class C	5,179	4,793	12,521
Class I (formerly Institutional Class)	13,805	72,665	24,248
Class R6	—	329,821	—

Net Asset Value (a):
Class A — Redemption price per share	$10.64	$10.80	$6.70
Class C — Offering price per share (b)	10.55	10.53	6.69
Class I (formerly Institutional Class) — Offering and redemption price per share	10.41	10.61	6.73
Class R6 — Offering and redemption price per share	—	10.60	—
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.05	$11.22	$6.96

Cost of investments in non-affiliates	$250,083	$4,143,339	$359,326
Cost of investments in affiliates	6,412	259,335	3,268

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,347	$126,338	$14,537
Interest income from affiliates	— (a)	3	— (a)
Dividend income from affiliates	37	2,196	31

Total investment income	9,384	128,537	14,568

EXPENSES:
Investment advisory fees	885	13,428	1,215
Administration fees	240	3,646	330
Distribution fees:
Class A	186	432	355
Class C	475	432	729
Service fees:
Class A	186	432	355
Class C	158	144	243
Class I (formerly Institutional Class)	368	8,169	388
Select Class (b)	7	65	10
Custodian and accounting fees	82	310	79
Interest expense to affiliates	— (a)	— (a)	—
Professional fees	60	122	65
Trustees’ and Chief Compliance Officer’s fees	26	33	27
Printing and mailing costs	10	136	19
Registration and filing fees	63	123	59
Transfer agency fees (See Note 2.E.)	9	52	21
Sub-transfer agency fees (See Note 2.E.)	2	6	3
Other	14	79	12

Total expenses	2,771	27,609	3,910

Less fees waived	(845)	(9,929)	(807)
Less expense reimbursements	(9)	—	—

Net expenses	1,917	17,680	3,103

Net investment income (loss)	7,467	110,857	11,465

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(568)	(114)	813
Futures contracts	—	2,595	—

Net realized gain (loss)	(568)	2,481	813

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(2,457)	(62,599)	(8,847)
Futures contracts	—	57	—

Change in net unrealized appreciation/depreciation	(2,457)	(62,542)	(8,847)

Net realized/unrealized gains (losses)	(3,025)	(60,061)	(8,034)

Change in net assets resulting from operations	$4,442	$50,796	$3,431

(a)	Amount rounds to less than 500.
(b)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class I Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,467	$8,072	$110,857	$109,340
Net realized gain (loss)	(568)	(2,052)	2,481	(1,284)
Change in net unrealized appreciation/depreciation	(2,457)	(10,996)	(62,542)	(127,713)

Change in net assets resulting from operations	4,442	(4,976)	50,796	(19,657)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,899)	(2,059)	(3,647)	(4,717)
From net realized gains	—	— (a)	—	(571)
Class C
From net investment income	(1,311)	(1,332)	(940)	(1,111)
From net realized gains	—	— (a)	—	(205)
Class I (formerly Institutional Class)
From net investment income	(4,194)	(3,750)	(83,783)	(96,459)
From net realized gains	—	(1)	—	(10,947)
Class R6 (b)
From net investment income	—	—	(21,718)	—
Select Class (c)
From net investment income	(64)	(976)	(588)	(7,746)
From net realized gains	—	— (a)	—	(911)

Total distributions to shareholders	(7,468)	(8,118)	(110,676)	(122,667)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(45,232)	25,111	470,444	(497,907)

NET ASSETS:
Change in net assets	(48,258)	12,017	410,564	(640,231)
Beginning of period	315,739	303,722	4,082,242	4,722,473

End of period	$267,481	$315,739	$4,492,806	$4,082,242

Accumulated undistributed (distributions in excess of) net investment income	$10	$11	$290	$109

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective November 6, 2017 for Intermediate Tax Free Bond Fund.
(c)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class I Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,465	$12,570
Net realized gain (loss)	813	(1,671)
Change in net unrealized appreciation/depreciation	(8,847)	(15,303)

Change in net assets resulting from operations	3,431	(4,404)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,055)	(4,725)
From net realized gains	—	(277)
Class C
From net investment income	(2,277)	(2,507)
From net realized gains	—	(197)
Class I (formerly Institutional Class)
From net investment income	(5,021)	(4,107)
From net realized gains	—	(235)
Select Class (a)
From net investment income	(119)	(1,314)
From net realized gains	—	(72)

Total distributions to shareholders	(11,472)	(13,434)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(33,402)	(16,444)

NET ASSETS:
Change in net assets	(41,443)	(34,282)
Beginning of period	417,364	451,646

End of period	$375,921	$417,364

Accumulated undistributed (distributions in excess of) net investment income	$(10)	$(3)

(a)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class I Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,313	$27,050	$49,514	$59,971
Distributions reinvested	1,882	2,037	3,506	5,019
Cost of shares redeemed	(27,946)	(27,322)	(52,531)	(120,042)

Change in net assets resulting from Class A capital transactions	$(8,751)	$1,765	$489	$(55,052)

Class C
Proceeds from shares issued	$8,201	$31,661	$3,541	$15,498
Distributions reinvested	1,211	1,185	872	1,173
Cost of shares redeemed	(23,160)	(18,403)	(16,625)	(19,604)

Change in net assets resulting from Class C capital transactions	$(13,748)	$14,443	$(12,212)	$(2,933)

Class I (formerly Institutional Class)
Proceeds from shares issued	$67,550	$65,318	$1,367,359	$1,323,528
Distributions reinvested	2,745	1,823	25,293	23,543
Cost of shares redeemed	(95,085)	(53,294)	(4,456,273)	(1,749,115)
Conversion from Select Class Shares	29,079	—	275,266	—

Change in net assets resulting from Class I capital transactions	$4,289	$13,847	$(2,788,355)	$(402,044)

Class R6 (a)
Proceeds from shares issued	$—	$—	$4,058,351	$—
Distributions reinvested	—	—	21,679	—
Cost of shares redeemed	—	—	(526,927)	—

Change in net assets resulting from Class R6 capital transactions	$—	$—	$3,553,103	$—

Select Class (b)
Proceeds from shares issued	$3,292	$25,500	$3,372	$63,271
Distributions reinvested	42	475	278	4,329
Cost of shares redeemed	(1,277)	(30,919)	(10,965)	(105,478)
Conversion to Class I Shares	(29,079)	—	(275,266)	—

Change in net assets resulting from Select Class capital transactions	$(27,022)	$(4,944)	$(282,581)	$(37,878)

Total change in net assets resulting from capital transactions	$(45,232)	$25,111	$470,444	$(497,907)

(a)	Commencement of offering of class of shares effective November 6, 2017 for Intermediate Tax Free Bond Fund.
(b)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class I Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	1,595	2,445	4,502	5,333
Reinvested	174	185	320	449
Redeemed	(2,576)	(2,507)	(4,782)	(10,687)

Change in Class A Shares	(807)	123	40	(4,905)

Class C
Issued	761	2,867	329	1,401
Reinvested	113	109	81	108
Redeemed	(2,152)	(1,705)	(1,549)	(1,801)

Change in Class C Shares	(1,278)	1,271	(1,139)	(292)

Class I (formerly Institutional Class)
Issued	6,369	6,049	126,584	120,266
Reinvested	259	169	2,349	2,139
Redeemed	(8,940)	(5,015)	(412,872)	(158,871)
Conversion from Select Class Shares	2,754	—	25,606	—

Change in Class I Shares	442	1,203	(258,333)	(36,466)

Class R6 (a)
Issued	—	—	376,797	—
Reinvested	—	—	2,029	—
Redeemed	—	—	(49,005)	—

Change in Class R6 Shares	—	—	329,821	—

Select Class (b)
Issued	307	2,293	303	5,721
Reinvested	4	43	26	394
Redeemed	(118)	(2,838)	(1,020)	(9,616)
Conversion to Class I Shares	(2,697)	—	(25,535)	—

Change in Select Class Shares	(2,504)	(502)	(26,226)	(3,501)

(a)	Commencement of offering of class of shares effective November 6, 2017 for Intermediate Tax Free Bond Fund.
(b)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class I Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

	New York Tax Free Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$18,008	$44,488
Distributions reinvested	3,953	4,860
Cost of shares redeemed	(38,473)	(64,634)

Change in net assets resulting from Class A capital transactions	$(16,512)	$(15,286)

Class C
Proceeds from shares issued	$8,667	$37,760
Distributions reinvested	2,207	2,607
Cost of shares redeemed	(32,348)	(30,791)

Change in net assets resulting from Class C capital transactions	$(21,474)	$9,576

Class I (formerly Institutional Class)
Proceeds from shares issued	$52,430	$47,061
Distributions reinvested	3,584	2,870
Cost of shares redeemed	(54,059)	(59,336)
Conversion from Select Class Shares	45,748	—

Change in net assets resulting from Class I capital transactions	$47,703	$(9,405)

Select Class (a)
Proceeds from shares issued	$3,016	$9,517
Distributions reinvested	54	630
Cost of shares redeemed	(441)	(11,476)
Conversion to Class I Shares	(45,748)	—

Change in net assets resulting from Select Class capital transactions	$(43,119)	$(1,329)

Total change in net assets resulting from capital transactions	$(33,402)	$(16,444)

SHARE TRANSACTIONS:
Class A
Issued	2,630	6,298
Reinvested	578	695
Redeemed	(5,625)	(9,247)

Change in Class A Shares	(2,417)	(2,254)

Class C
Issued	1,265	5,332
Reinvested	323	373
Redeemed	(4,730)	(4,438)

Change in Class C Shares	(3,142)	1,267

Class I (formerly Institutional Class)
Issued	7,640	6,670
Reinvested	523	408
Redeemed	(7,868)	(8,538)
Conversion from Select Class Shares	6,659	—

Change in Class I Shares	6,954	(1,460)

Select Class (a)
Issued	440	1,357
Reinvested	8	90
Redeemed	(63)	(1,637)
Conversion to Class I Shares	(6,659)	—

Change in Select Class Shares	(6,274)	(190)

(a)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class I Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Year Ended February 28, 2018	$10.78	$0.28	$(0.14)	$0.14	$(0.28)	$—	$(0.28)
Year Ended February 28, 2017	11.15	0.27	(0.37)	(0.10)	(0.27)	— (d)	(0.27)
Year Ended February 29, 2016	11.14	0.31	0.02	0.33	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2015	11.01	0.32	0.14	0.46	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2014	11.37	0.33	(0.26)	0.07	(0.33)	(0.10)	(0.43)

Class C
Year Ended February 28, 2018	10.69	0.22	(0.14)	0.08	(0.22)	—	(0.22)
Year Ended February 28, 2017	11.06	0.21	(0.37)	(0.16)	(0.21)	— (d)	(0.21)
Year Ended February 29, 2016	11.05	0.25	0.03	0.28	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2015	10.93	0.26	0.14	0.40	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2014	11.29	0.27	(0.25)	0.02	(0.28)	(0.10)	(0.38)

Class I (formerly Institutional Class)
Year Ended February 28, 2018	10.55	0.29	(0.14)	0.15	(0.29)	—	(0.29)
Year Ended February 28, 2017	10.92	0.27	(0.36)	(0.09)	(0.28)	— (d)	(0.28)
Year Ended February 29, 2016	10.92	0.31	0.03	0.34	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	10.80	0.33	0.14	0.47	(0.33)	(0.02)	(0.35)
Year Ended February 28, 2014	11.17	0.33	(0.26)	0.07	(0.34)	(0.10)	(0.44)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.64	1.27%	$69,092	0.60%	2.58%	0.98%	8%
10.78	(0.95)	78,688	0.59	2.42	0.97	14
11.15	3.08	80,036	0.60	2.79	0.94	8
11.14	4.22	80,396	0.60	2.88	0.96	4
11.01	0.74	81,386	0.59	2.98	0.96	7

10.55	0.78	54,655	1.10	2.08	1.48	8
10.69	(1.46)	69,042	1.09	1.92	1.47	14
11.06	2.58	57,360	1.10	2.28	1.46	8
11.05	3.67	53,763	1.10	2.38	1.46	4
10.93	0.24	51,468	1.09	2.47	1.46	7

10.41	1.41	143,734	0.50	2.68	0.71	8
10.55	(0.86)	141,018	0.49	2.52	0.56	14
10.92	3.16	132,816	0.50	2.88	0.54	8
10.92	4.33	118,395	0.50	2.98	0.55	4
10.80	0.78	90,732	0.49	3.08	0.56	7

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Year Ended February 28, 2018	$10.94	$0.24	$(0.15)	$0.09	$(0.23)	$—	$(0.23)
Year Ended February 28, 2017	11.30	0.24	(0.33)	(0.09)	(0.24)	(0.03)	(0.27)
Year Ended February 29, 2016	11.28	0.28	0.04	0.32	(0.28)	(0.02)	(0.30)
Year Ended February 28, 2015	11.21	0.29	0.09	0.38	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2014	11.50	0.29	(0.27)	0.02	(0.30)	(0.01)	(0.31)

Class C
Year Ended February 28, 2018	10.68	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2017	11.04	0.17	(0.32)	(0.15)	(0.18)	(0.03)	(0.21)
Year Ended February 29, 2016	11.02	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	10.96	0.21	0.09	0.30	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2014	11.25	0.21	(0.27)	(0.06)	(0.22)	(0.01)	(0.23)

Class I (formerly Institutional Class)
Year Ended February 28, 2018	10.75	0.27	(0.14)	0.13	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.12	0.27	(0.34)	(0.07)	(0.27)	(0.03)	(0.30)
Year Ended February 29, 2016	11.10	0.30	0.05	0.35	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2015	11.03	0.32	0.09	0.41	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.32	0.32	(0.28)	0.04	(0.32)	(0.01)	(0.33)

Class R6
November 6, 2017(f) through February 28, 2018	10.83	0.09	(0.23)	(0.14)	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.80	0.83%	$174,653	0.71%	2.17%	0.91%	30%
10.94	(0.78)	176,590	0.74	2.16	0.92	21
11.30	2.88	237,863	0.75	2.48	0.93	15
11.28	3.39	242,267	0.75	2.61	0.93	21
11.21	0.21	176,538	0.74	2.59	0.91	13

10.53	0.24	50,481	1.22	1.65	1.41	30
10.68	(1.39)	63,357	1.36	1.55	1.43	21
11.04	2.21	68,725	1.43	1.80	1.43	15
11.02	2.69	74,873	1.42	1.94	1.42	21
10.96	(0.46)	67,154	1.40	1.92	1.41	13

10.61	1.17	770,626	0.39	2.45	0.64	30
10.75	(0.59)	3,559,628	0.46	2.45	0.51	21
11.12	3.20	4,084,711	0.50	2.72	0.51	15
11.10	3.71	3,251,675	0.50	2.86	0.52	21
11.03	0.45	3,035,148	0.49	2.91	0.52	13

10.60	(1.26)	3,497,046	0.29	2.73	0.41	30

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Tax Free Bond Fund
Class A
Year Ended February 28, 2018	$6.84	$0.20	$(0.14)	$0.06	$(0.20)	$—	$(0.20)
Year Ended February 28, 2017	7.10	0.20	(0.25)	(0.05)	(0.20)	(0.01)	(0.21)
Year Ended February 29, 2016	7.20	0.21	(0.02)	0.19	(0.22)	(0.07)	(0.29)
Year Ended February 28, 2015	7.27	0.22	(0.01)	0.21	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2014	7.55	0.23	(0.20)	0.03	(0.23)	(0.08)	(0.31)

Class C
Year Ended February 28, 2018	6.84	0.16	(0.15)	0.01	(0.16)	—	(0.16)
Year Ended February 28, 2017	7.09	0.15	(0.24)	(0.09)	(0.15)	(0.01)	(0.16)
Year Ended February 29, 2016	7.20	0.16	(0.03)	0.13	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2015	7.27	0.17	(0.01)	0.16	(0.18)	(0.05)	(0.23)
Year Ended February 28, 2014	7.55	0.17	(0.19)	(0.02)	(0.18)	(0.08)	(0.26)

Class I (formerly Institutional Class)
Year Ended February 28, 2018	6.87	0.21	(0.14)	0.07	(0.21)	—	(0.21)
Year Ended February 28, 2017	7.13	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
Year Ended February 29, 2016	7.23	0.23	(0.02)	0.21	(0.24)	(0.07)	(0.31)
Year Ended February 28, 2015	7.30	0.24	(0.01)	0.23	(0.25)	(0.05)	(0.30)
Year Ended February 28, 2014	7.58	0.25	(0.20)	0.05	(0.25)	(0.08)	(0.33)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$6.70	0.81%	$128,973	0.75%	2.85%	0.96%	8%
6.84	(0.72)	148,293	0.75	2.78	0.95	16
7.10	2.67	169,816	0.75	2.95	0.94	11
7.20	2.93	177,407	0.75	3.09	0.94	12
7.27	0.42	185,794	0.75	3.07	0.94	2

6.69	0.15	83,807	1.25	2.35	1.45	8
6.84	(1.21)	107,094	1.38	2.15	1.46	16
7.09	1.81	102,109	1.45	2.26	1.45	11
7.20	2.20	102,672	1.44	2.40	1.44	12
7.27	(0.27)	110,690	1.44	2.38	1.44	2

6.73	1.06	163,141	0.50	3.10	0.69	8
6.87	(0.50)	118,856	0.50	3.03	0.55	16
7.13	2.93	133,646	0.50	3.21	0.54	11
7.23	3.17	145,832	0.50	3.34	0.54	12
7.30	0.67	148,468	0.50	3.37	0.54	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C and Class I*	Diversified
Intermediate Tax Free Bond Fund	Class A, Class C, Class I* and Class R6**	Diversified
New York Tax Free Bond Fund	Class A, Class C and Class I*	Diversified

*	On April 3, 2017, the Funds’ Select Class Shares were converted into Institutional Class Shares, and the Institutional Class Shares were then renamed Class I Shares. Additionally, on April 3, 2017, the Select Class Shares were no longer offered.
**	Class R6 commenced operations on November 6, 2017 for Intermediate Tax Free Bond Fund.

The investment objective of the California Tax Free Bond Fund is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of the Intermediate Tax Free Bond Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

The investment objective of the New York Tax Free Bond Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017, sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations

62	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,412	$258,076	$—	$264,488

Intermediate Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$6,874	$—	$6,874
General Obligation	—	3,461	—	3,461
Other Revenue	—	10,439	—	10,439
Prerefunded	—	3,885	—	3,885
Transportation	—	8,792	—	8,792

Total Alabama	—	33,451	—	33,451

Alaska
Industrial Development Revenue/Pollution Control Revenue	—	9,764	—	9,764
Other Revenue	—	143	—	143
Prerefunded	—	15,907	—	15,907

Total Alaska	—	25,814	—	25,814

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Arizona
Certificate of Participation/Lease	$—	$22,527	$—	$22,527
Education	—	8,456	—	8,456
General Obligation	—	9,843	—	9,843
Hospital	—	1,087	—	1,087
Industrial Development Revenue/Pollution Control Revenue	—	1,001	—	1,001
Other Revenue	—	1,865	—	1,865
Prerefunded	—	18,067	—	18,067
Transportation	—	2,847	—	2,847
Utility	—	7,893	—	7,893
Water & Sewer	—	15,268	—	15,268

Total Arizona	—	88,854	—	88,854

California
Certificate of Participation/Lease	—	14,126	—	14,126
Education	—	54,368	—	54,368
General Obligation	—	379,391	—	379,391
Hospital	—	27,612	—	27,612
Other Revenue	—	68,557	—	68,557
Prerefunded	—	72,783	—	72,783
Transportation	—	16,233	—	16,233
Utility	—	70,217	—	70,217
Water & Sewer	—	71,946	—	71,946

Total California	—	775,233	—	775,233

Colorado
Certificate of Participation/Lease	—	3,501	—	3,501
Education	—	15,199	—	15,199
General Obligation	—	66,504	—	66,504
Hospital	—	5,124	—	5,124
Prerefunded	—	32,321	—	32,321

Total Colorado	—	122,649	—	122,649

Connecticut
Education	—	5,817	—	5,817
General Obligation	—	13,645	—	13,645
Housing	—	1,324	—	1,324
Industrial Development Revenue/Pollution Control Revenue	—	1,417	—	1,417
Special Tax	—	5,661	—	5,661
Transportation	—	2,207	—	2,207

Total Connecticut	—	30,071	—	30,071

Delaware
Education	—	7,000	—	7,000
General Obligation	—	21,644	—	21,644
Prerefunded	—	3,452	—	3,452

Total Delaware	—	32,096	—	32,096

District of Columbia
General Obligation	—	44,751	—	44,751
Other Revenue	—	28,509	—	28,509
Water & Sewer	—	1,721	—	1,721

Total District of Columbia	—	74,981	—	74,981

64	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Florida
Certificate of Participation/Lease	$—	$36,991	$—	$36,991
General Obligation	—	43,582	—	43,582
Hospital	—	2,524	—	2,524
Housing	—	688	—	688
Other Revenue	—	5,902	—	5,902
Prerefunded	—	11,779	—	11,779
Transportation	—	104	—	104
Utility	—	29,350	—	29,350
Water & Sewer	—	4,564	—	4,564

Total Florida	—	135,484	—	135,484

Georgia
Education	—	2,252	—	2,252
General Obligation	—	11,032	—	11,032
Prerefunded	—	18,436	—	18,436
Transportation	—	10,423	—	10,423
Utility	—	5,924	—	5,924
Water & Sewer	—	61,092	—	61,092

Total Georgia	—	109,159	—	109,159

Hawaii
General Obligation	—	36,091	—	36,091
Prerefunded	—	8,832	—	8,832
Transportation	—	6,085	—	6,085

Total Hawaii	—	51,008	—	51,008

Idaho
Education	—	326	—	326
Prerefunded	—	12,408	—	12,408
Transportation	—	8,585	—	8,585

Total Idaho	—	21,319	—	21,319

Illinois
Education	—	1,910	—	1,910
General Obligation	—	23,510	—	23,510
Hospital	—	4,093	—	4,093
Other Revenue	—	5,524	—	5,524
Prerefunded	—	2,217	—	2,217
Transportation	—	3,628	—	3,628
Utility	—	13,094	—	13,094
Water & Sewer	—	4,740	—	4,740

Total Illinois	—	58,716	—	58,716

Indiana
Education	—	5,951	—	5,951
Other Revenue	—	30,282	—	30,282
Prerefunded	—	5,809	—	5,809
Transportation	—	5,079	—	5,079
Utility	—	2,194	—	2,194
Water & Sewer	—	1,881	—	1,881

Total Indiana	—	51,196	—	51,196

Iowa
General Obligation	—	10,352	—	10,352
Other Revenue	—	12,650	—	12,650
Prerefunded	—	26,473	—	26,473

Total Iowa	—	49,475	—	49,475

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Kansas
General Obligation	$—	$1,184	$—	$1,184
Other Revenue	—	3,992	—	3,992
Prerefunded	—	735	—	735
Transportation	—	49,161	—	49,161

Total Kansas	—	55,072	—	55,072

Kentucky
Education	—	609	—	609
Hospital	—	2,992	—	2,992
Other Revenue	—	6,669	—	6,669
Prerefunded	—	9,725	—	9,725

Total Kentucky	—	19,995	—	19,995

Louisiana
Education	—	75	—	75
General Obligation	—	2,002	—	2,002
Housing	—	17,956	—	17,956
Industrial Development Revenue/Pollution Control Revenue	—	47,700	—	47,700
Other Revenue	—	27,825	—	27,825
Prerefunded	—	3,414	—	3,414
Utility	—	1,514	—	1,514

Total Louisiana	—	100,486	—	100,486

Maine
Other Revenue	—	3,505	—	3,505
Maryland
Education	—	7,014	—	7,014
General Obligation	—	92,803	—	92,803
Prerefunded	—	2,561	—	2,561
Transportation	—	5,933	—	5,933

Total Maryland	—	108,311	—	108,311

Massachusetts
Education	—	7,503	—	7,503
General Obligation	—	98,182	—	98,182
Other Revenue	—	14,570	—	14,570
Prerefunded	—	63,485	—	63,485
Transportation	—	41,688	—	41,688
Water & Sewer	—	16,275	—	16,275

Total Massachusetts	—	241,703	—	241,703

Michigan
Education	—	6,510	—	6,510
General Obligation	—	15,756	—	15,756
Hospital	—	12,426	—	12,426
Industrial Development Revenue/Pollution Control Revenue	—	1,342	—	1,342
Prerefunded	—	13,849	—	13,849
Transportation	—	5,469	—	5,469
Utility	—	2,173	—	2,173
Water & Sewer	—	12,926	—	12,926

Total Michigan	—	70,451	—	70,451

Minnesota
Education	—	4,559	—	4,559
General Obligation	—	37,634	—	37,634
Hospital	—	1,018	—	1,018

Total Minnesota	—	43,211	—	43,211

66	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mississippi
Industrial Development Revenue/Pollution Control Revenue	$—	$14,800	$—	$14,800
Missouri
General Obligation	—	3,088	—	3,088
Housing	—	164	—	164
Industrial Development Revenue/Pollution Control Revenue	—	5,376	—	5,376
Prerefunded	—	9,574	—	9,574
Transportation	—	53,700	—	53,700
Water & Sewer	—	16,018	—	16,018

Total Missouri	—	87,920	—	87,920

Montana
Prerefunded	—	3,128	—	3,128
Nebraska
General Obligation	—	9,809	—	9,809
Utility	—	6,383	—	6,383
Water & Sewer	—	2,070	—	2,070

Total Nebraska	—	18,262	—	18,262

Nevada
General Obligation	—	17,659	—	17,659
Water & Sewer	—	1,800	—	1,800

Total Nevada	—	19,459	—	19,459

New Hampshire
General Obligation	—	139	—	139
New Jersey
Education	—	36,276	—	36,276
Hospital	—	27,885	—	27,885
Other Revenue	—	129	—	129
Prerefunded	—	5,860	—	5,860
Transportation	—	12,185	—	12,185
Water & Sewer	—	3,382	—	3,382

Total New Jersey	—	85,717	—	85,717

New Mexico
Housing	—	776	—	776
Other Revenue	—	8,828	—	8,828
Transportation	—	12,387	—	12,387

Total New Mexico	—	21,991	—	21,991

New York
Education	—	20,111	—	20,111
General Obligation	—	19,929	—	19,929
Industrial Development Revenue/Pollution Control Revenue	—	1,729	—	1,729
Other Revenue	—	272,558	—	272,558
Prerefunded	—	42,737	—	42,737
Special Tax	—	185,754	—	185,754
Transportation	—	61,169	—	61,169
Utility	—	51,312	—	51,312
Water & Sewer	—	84,112	—	84,112

Total New York	—	739,411	—	739,411

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Carolina
General Obligation	$—	$4,975	$—	$4,975
Hospital	—	16,050	—	16,050
Other Revenue	—	12,766	—	12,766
Prerefunded	—	8,304	—	8,304
Transportation	—	1,732	—	1,732

Total North Carolina	—	43,827	—	43,827

Ohio
General Obligation	—	13,849	—	13,849
Hospital	—	5,404	—	5,404
Industrial Development Revenue/Pollution Control Revenue	—	20,723	—	20,723
Other Revenue	—	9,617	—	9,617
Prerefunded	—	2,129	—	2,129
Transportation	—	2,141	—	2,141
Water & Sewer	—	10,116	—	10,116

Total Ohio	—	63,979	—	63,979

Oklahoma
Education	—	2,850	—	2,850
Transportation	—	17,651	—	17,651

Total Oklahoma	—	20,501	—	20,501

Oregon
General Obligation	—	30,818	—	30,818
Other Revenue	—	8,798	—	8,798
Prerefunded	—	6,616	—	6,616
Water & Sewer	—	6,268	—	6,268

Total Oregon	—	52,500	—	52,500

Pennsylvania
Education	—	13,017	—	13,017
General Obligation	—	18,415	—	18,415
Hospital	—	9,083	—	9,083
Other Revenue	—	10,992	—	10,992
Prerefunded	—	12,271	—	12,271

Total Pennsylvania	—	63,778	—	63,778

Puerto Rico
Other Revenue	—	12,289	—	12,289
Rhode Island
General Obligation	—	1,140	—	1,140
Industrial Development Revenue/Pollution Control Revenue	—	1,969	—	1,969

Total Rhode Island	—	3,109	—	3,109

South Carolina
Education	—	2,852	—	2,852
General Obligation	—	15,088	—	15,088
Hospital	—	3,136	—	3,136
Housing	—	209	—	209
Prerefunded	—	10,808	—	10,808
Utility	—	8,856	—	8,856

Total South Carolina	—	40,949	—	40,949

68	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tennessee
General Obligation	$—	$24,444	$—	$24,444
Prerefunded	—	2,813	—	2,813
Utility	—	335	—	335
Water & Sewer	—	1,830	—	1,830

Total Tennessee	—	29,422	—	29,422

Texas
Education	—	60,518	—	60,518
General Obligation	—	59,787	—	59,787
Industrial Development Revenue/Pollution Control Revenue	—	43,470	—	43,470
Other Revenue	—	4,123	—	4,123
Prerefunded	—	47,761	—	47,761
Transportation	—	51,784	—	51,784
Utility	—	8,852	—	8,852
Water & Sewer	—	17,657	—	17,657

Total Texas	—	293,952	—	293,952

Utah
Education	—	6,125	—	6,125
General Obligation	—	11,350	—	11,350
Prerefunded	—	9,833	—	9,833
Water & Sewer	—	2,213	—	2,213

Total Utah	—	29,521	—	29,521

Virginia
Education	—	8,213	—	8,213
General Obligation	—	66,382	—	66,382
Industrial Development Revenue/Pollution Control Revenue	—	13,343	—	13,343
Prerefunded	—	4,919	—	4,919
Transportation	—	16,091	—	16,091
Water & Sewer	—	12,762	—	12,762

Total Virginia	—	121,710	—	121,710

Washington
General Obligation	—	46,956	—	46,956
Hospital	—	4,891	—	4,891
Prerefunded	—	20,208	—	20,208
Transportation	—	5,627	—	5,627
Utility	—	28,637	—	28,637
Water & Sewer	—	6,052	—	6,052

Total Washington	—	112,371	—	112,371

West Virginia
Education	—	999	—	999
Water & Sewer	—	972	—	972

Total West Virginia	—	1,971	—	1,971

Wisconsin
Education	—	—	2,538	2,538
General Obligation	—	5,771	—	5,771
Prerefunded	—	33,617	—	33,617

Total Wisconsin	—	39,388	2,538	41,926

Total Municipal Bonds	—	4,222,334	2,538	4,224,872
Short-Term Investment
Investment Company	259,335	—	—	259,335

Total Investments in Securities	$259,335	$4,222,334	$2,538	$4,484,207

Depreciation in Other Financial Instruments
Futures Contracts	$(202)	$—	$—	$(202)

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,268	$368,281	$—	$371,549

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2018.

B. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Intermediate Tax Free Bond Fund purchased when-issued securities and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Intermediate Tax Free Bond Fund had when-issued securities or delayed delivery securities outstanding as of February 28, 2018, which are shown as Payable for Investment securities purchased — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2018 are detailed in the SOIs.

C. Futures Contracts — Intermediate Tax Free Bond Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2018 (amounts in thousands):

Intermediate Tax Free Bond Fund
Futures Contracts — Interest Rate:
Average Notional Balance Short	$122,757
Ending Notional Balance Short	109,992

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

70	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee, which has been renamed as the Service Fee. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the year ended February 28, 2018 are as follows (amounts in thousands):

	Class A	Class C	Class I		Class R6	Select Class		Total
California Tax Free Bond Fund
Transfer agency fees	$4	$3	$2		n/a	$—	(a)	$9
Sub-transfer agency fees	1	1	—	(a)	n/a	—	(a)	2
Intermediate Tax Free Bond Fund
Transfer agency fees	10	2	34		$4	2		52
Sub-transfer agency fees	3	2	—		—	1		6
New York Tax Free Bond Fund
Transfer agency fees	14	3	4		n/a	—	(a)	21
Sub-transfer agency fees	1	2	—	(a)	n/a	—	(a)	3

(a)	Amount rounds to less than 500.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the year ended February 28, 2018.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2018, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class I Shares and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C
California Tax Free Bond Fund	0.25%	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75
New York Tax Free Bond Fund	0.25	0.75

JPMDS waived Distribution Fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2018, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$5	$—	(a)
Intermediate Tax Free Bond Fund	5	—	(a)
New York Tax Free Bond Fund	12	1

(a)	Amount rounds to less than 500.

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I*
California Tax Free Bond Fund	0.25%	0.25%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25

*	Prior to April 3, 2017, the service fee for Class I Shares was 0.10%.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.60%	1.10%	0.50%	n/a
Intermediate Tax Free Bond Fund*	0.65	1.20	0.40	0.30%
New York Tax Free Bond Fund	0.75	1.25	0.50	n/a

*	Prior to November 1, 2017, the contractual expense limitation for Intermediate Tax Free Bond Fund was 0.75% and 1.25% for Class A and Class C Shares respectively. The contractual expense limitation percentages in the table above are in place until at least October 31, 2019 for Class A, Class C and Class I, respectively and November 2, 2018 for Class R6.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2018. The contractual limitations percentages in the table above are in place until at least October 31, 2018.

72	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

For the year ended February 28, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$387	$222	$227	$836	$9
Intermediate Tax Free Bond Fund	3,555	2,369	3,512	9,436	—
New York Tax Free Bond Fund	454	293	53	800	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2018 were as follows (amounts in thousands):

California Tax Free Bond Fund	$9
Intermediate Tax Free Bond Fund	493
New York Tax Free Bond Fund	7

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2018, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$23,800	$68,435
Intermediate Tax Free Bond Fund	1,754,651	1,274,598
New York Tax Free Bond Fund	32,989	63,789

During the year ended February 28, 2018, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$256,495	$9,093	$1,100	$7,993
Intermediate Tax Free Bond Fund	4,402,471	101,529	19,995	81,534
New York Tax Free Bond Fund	362,594	10,461	1,506	8,955

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to mark to market of futures contracts.

The tax character of distributions paid during the year ended February 28, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$176	$7,292	$7,468
Intermediate Tax Free Bond Fund	2,796	107,880	110,676
New York Tax Free Bond Fund	95	11,377	11,472

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$27	$8,090	$1	$8,118
Intermediate Tax Free Bond Fund	5,904	108,882	7,881	122,667
New York Tax Free Bond Fund	117	12,592	725	13,434

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Tax Exempt Income	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$29	$(2,621)	$7,993
Intermediate Tax Free Bond Fund	442	(9,091)	81,534
New York Tax Free Bond Fund	35	(920)	8,955

For the Funds, the cumulative timing differences primarily consist of mark to market of futures contracts and trustee deferred compensation.

As of February 28, 2018, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$2,621	$—
Intermediate Tax Free Bond Fund	9,091	—
New York Tax Free Bond Fund	920	—

During the year ended February 28, 2018, the following Fund utilized capital loss carryforwards as follows (amounts in thousands):

California Tax Free Bond Fund	$—(a)

(a)	Amount rounds to less than 500.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

74	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2018.

The Trust, along with certain other trusts (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 28, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2018, the Funds had affiliated omnibus accounts which collectively owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	3	64.5%
Intermediate Tax Free Bond Fund	4	90.8
New York Tax Free Bond Fund	3	70.3

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of February 28, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

9. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	75

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (three of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 28, 2018 and held by the custodian and confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

76	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present) Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	77

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

78	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	79

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual*	$1,000.00	$982.50	$2.95	0.60%
Hypothetical*	1,000.00	1,021.82	3.01	0.60
Class C
Actual*	1,000.00	980.80	5.40	1.10
Hypothetical*	1,000.00	1,019.34	5.51	1.10
Class I (formely Institutional Class)
Actual*	1,000.00	983.60	2.46	0.50
Hypothetical*	1,000.00	1,022.32	2.51	0.50

Intermediate Tax Free Bond Fund
Class A
Actual*	1,000.00	983.60	3.30	0.67
Hypothetical*	1,000.00	1,021.47	3.36	0.67
Class C
Actual*	1,000.00	980.60	5.94	1.21
Hypothetical*	1,000.00	1,018.79	6.06	1.21
Class I (formerly Institutional Class)
Actual*	1,000.00	985.60	1.92	0.39
Hypothetical*	1,000.00	1,022.86	1.96	0.39
Class R6
Actual**	1,000.00	987.40	0.90	0.29
Hypothetical*	1,000.00	1,023.36	1.45	0.29

New York Tax Free Bond Fund
Class A
Actual*	1,000.00	985.10	3.69	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class C
Actual*	1,000.00	981.20	6.14	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25

80	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period	Annualized Expense Ratio
New York Tax Free Bond Fund (continued)
Class I (formerly Institutional Class)
Actual*	$1,000.00	$985.00	$2.46	0.50%
Hypothetical*	1,000.00	1,022.32	2.51	0.50

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 114/365 (to reflect the actual period). Commencement of operations was November 6, 2017.

FEBRUARY 28, 2018	J.P. MORGAN TAX FREE FUNDS	81

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2018 (amounts in thousands):

Exempt Distributions Paid
California Tax Free Bond Fund	$7,292
Intermediate Tax Free Bond Fund	107,880
New York Tax Free Bond Fund	11,377

82	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2018

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	AN-TF-218

Annual Report

J.P. Morgan Income Funds

February 28, 2018

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration Core Plus Fund

(formerly known as JPMorgan Short Duration High Yield Fund)

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at 0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

During the reporting period, U.S. bond markets provided positive returns but largely underperformed U.S. equities, which were supported by rising corporate profits, continued low interest rates and synchronized economic growth. In early February 2018, a sharp sell-off pushed down prices for both fixed income and equity securities. Generally, investors blamed the sell-off on a surge in U.S. Treasury bond yields, which move in the opposite direction of prices, uncertainty about U.S. Federal Reserve policy and historically high equity valuations.

While U.S. equity prices rebounded somewhat from the sell-off, yields on corporate bonds and U.S. Treasury bonds remained at elevated levels at the end of the reporting period. Within fixed income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. However, bond prices overall were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion entered its ninth year.

For the twelve months ended February 28, 2018, the Bloomberg Barclays U.S. Aggregate Index returned 0.51% and the Bloomberg Barclays High Yield Corporate Index returned 4.18%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	0.89%
Bloomberg Barclays U.S. Aggregate Index	0.51%

Net Assets as of 2/28/2018 (In Thousands)	$28,504,742
Duration as of 2/28/2018	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in non-agency mortgages, commercial mortgage-backed securities and asset-backed securities generated more yield and was a leading contributor to performance. The Benchmark did not hold non-agency mortgages. The Fund’s security selection in corporate bonds also contributed to relative performance.

The Fund’s underweight position in the 10-year portion of the yield curve was a leading detractor from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s underweight position in non-corporate debt, including debt from sovereign nations, foreign agencies, foreign local governments and supranational issuers, also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	27.3%
Corporate Bonds	24.6
Mortgage-Backed Securities	14.5
Asset-Backed Securities	11.7
Collateralized Mortgage Obligations	9.4
Commercial Mortgage-Backed Securities	5.9
U.S. Government Agency Securities	2.4
Others (each less than 1.0%)	1.4
Short-Term Investment	2.8

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge*		(3.05)%	0.67%	3.23%
Without Sales Charge		0.73	1.45	3.62
CLASS C SHARES	March 22, 1999
With CDSC**		(0.90)	0.82	2.97
Without CDSC		0.10	0.82	2.97
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	June 1, 1991	0.89	1.64	3.81
CLASS R2 SHARES	November 3, 2008	0.41	1.20	3.36
CLASS R3 SHARES	September 9, 2016	0.57	1.32	3.51
CLASS R4 SHARES	September 9, 2016	0.81	1.58	3.77
CLASS R5 SHARES	May 15, 2006	1.03	1.76	3.94
CLASS R6 SHARES	February 22, 2005	1.13	1.85	4.01

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R3 and Class R4 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	1.27%
Bloomberg Barclays U.S. Aggregate Index	0.51%

Net Assets as of 2/28/2018 (In Thousands)	$11,924,390
Duration as of 2/28/2018	6.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

The Fund’s allocation to high yield corporate bonds (also known as “junk bonds”) was a leading contributor to performance relative to the Benchmark, which does not hold high yield bonds. The Fund’s allocation to asset-backed securities and commercial mortgage-backed securities also contributed to relative performance.

The Fund’s allocation to high yield bonds resulted in an underweight allocation to investment grade debt, which detracted from relative performance as investment grade debt generally had a positive performance during the reporting period. The Fund’s allocation to investment grade debt was a leading detractor from relative performance. The Fund’s shorter overall duration relative to the Benchmark detracted from performance during the first half of the reporting period when interest rates generally declined. Generally, bonds with shorter duration will experience a smaller increase or decrease in price as interest rates fall or rise, respectively, versus bonds with longer duration.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund managers increased the Fund’s overall duration to 6.01 years at February 28, 2018 from 5.30 years at February 28, 2017.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.8%
U.S. Treasury Obligations	22.8
Asset-Backed Securities	16.2
Mortgage-Backed Securities	13.8
Commercial Mortgage-Backed Securities	8.3
Collateralized Mortgage Obligations	4.4
Foreign Government Securities	1.4
Others (each less than 1.0%)	0.8
Short-Term Investments	5.5

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		(2.81)%	1.53%	4.02%
Without Sales Charge		0.98	2.31	4.43
CLASS C SHARES	May 30, 2000
With CDSC**		(0.57)	1.66	3.77
Without CDSC		0.43	1.66	3.77
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 5, 1993	1.27	2.51	4.59
CLASS L SHARES	June 19, 2009	1.36	2.60	4.70
CLASS R2 SHARES	November 3, 2008	0.69	1.92	4.03
CLASS R3 SHARES	September 9, 2016	0.78	2.17	4.29
CLASS R4 SHARES	September 9, 2016	1.21	2.43	4.55
CLASS R5 SHARES	September 9, 2016	1.23	2.50	4.59
CLASS R6 SHARES	February 22, 2005	1.46	2.68	4.82

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class L, Class R2, Class R3, Class R4 and Class R5 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class L and Class I Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	(0.16)%
Bloomberg Barclays U.S. Government Bond Index	(0.52)%

Net Assets as of 2/28/2018 (In Thousands)	$1,314,406
Duration as of 2/28/2018	5.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Government Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s out-of-Benchmark allocation to agency mortgage-backed securities was a leading contributor to performance as other government bonds outperformed Treasuries during the reporting period. In addition, the Fund’s shorter duration profile also contributed to relative performance amid an increase in U.S. interest rates. Duration measures the price sensitivity of a portfolio of bonds relative to changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease in price as interest rates rise versus bonds with longer duration.

The Fund’s overweight allocation to the shorter end of the two-to-ten year portion of the yield curve also helped relative performance as yields on two year Treasury bonds rose more than yields on ten year Treasury bonds. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

During the reporting period, the Fund’s portfolio managers increased their allocation to the long end of the yield curve in expectation of higher interest rates in the longer portion of the ten-to-thirty year portion of the curve. However, the difference between interest rates in the short end and long end of this portion of the curve narrowed during the reporting period, which detracted from relative performance.

HOW WAS THE FUND POSITIONED?

While the overall duration of the Benchmark increased as the U.S. government issued more long-dated Treasury bonds, the Fund’s portfolio managers aimed to keep the duration of the Fund within a range of 5.00 to 5.50 years. The portfolio managers also increased the Fund’s allocation to agency commercial mortgage-backed securities to 12.8% at the end of the reporting period from 8.0% a year earlier. The portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	31.6%
U.S. Treasury Obligations	26.2
U.S. Government Agency Securities	18.9
Mortgage-Backed Securities	11.0
Commercial Mortgage-Backed Securities	7.0
Foreign Government Security	0.6
Short-Term Investment	4.7

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		(4.16)%	(0.03)%	2.70%
Without Sales Charge		(0.43)	0.74	3.09
CLASS C SHARES	March 22, 1999
With CDSC**		(1.96)	0.04	2.36
Without CDSC		(0.96)	0.04	2.36
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 8, 1993	(0.16)	0.99	3.36
CLASS R2 SHARES	November 3, 2008	(0.74)	0.47	2.82
CLASS R3 SHARES	September 9, 2016	(0.40)	0.64	2.99
CLASS R4 SHARES	September 9, 2016	(0.27)	0.87	3.23
CLASS R6 SHARES	August 1, 2016	(0.03)	1.03	3.38

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R2, Class R3, Class R4 and Class R6 Shares have been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund, the Bloomberg Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	3.54%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	4.18%

Net Assets as of 2/28/2018 (In Thousands)	$9,022,958
Duration as of 2/28/2018	6.2 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market.

Relative to the Benchmark, the Fund’s overweight position and security selection in consumer non-cyclical sector bonds and its security selection in energy sector bonds were leading detractors from performance. The Fund’s security selection in bonds rated CCC and its overweight position in bonds rated AA also detracted from relative performance.

The Fund’s security selection in consumer cyclical sector bonds and its security selection in bonds rated BB and CC were leading contributors to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risk based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core of improving below investment grade investments. The portfolio managers moved the portfolio into higher quality below investment grade debt securities. In the energy sector, the managers continued to seek value in higher quality below investment grade debt securities of companies with strong balance sheets.

PORTFOLIO COMPOSITION***
Corporate Bonds	91.2%
Loan Assignments	4.6
Others (each less than 1.0%)	1.2
Short-Term Investments	3.0

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge*		(0.58)%	3.45%	6.69%
Without Sales Charge		3.30	4.25	7.10
CLASS C SHARES	March 22, 1999
With CDSC**		1.78	3.70	6.48
Without CDSC		2.78	3.70	6.48
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	November 13, 1998	3.54	4.48	7.36
CLASS R2 SHARES	November 3, 2008	2.97	3.94	6.80
CLASS R3 SHARES	August 21, 2017	3.18	4.17	7.08
CLASS R4 SHARES	August 21, 2017	3.44	4.43	7.33
CLASS R5 SHARES	May 15, 2006	3.59	4.52	7.40
CLASS R6 SHARES	February 22, 2005	3.70	4.58	7.46

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	0.26%
Bloomberg Barclays 1–10 Year U.S. TIPS Index	(0.32)%
Bloomberg Barclays U.S. Intermediate Aggregate Index	0.10%
Inflation Managed Bond Composite Benchmark[2]	0.38%

Net Assets as of 2/28/2018 (In Thousands)	$1,440,976
Duration as of 2/28/2018	3.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1–10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and the Bloomberg Barclays U.S. Intermediate Aggregate Index, but underperformed the Inflation Managed Bond Composite Benchmark (the “Benchmark”). The Fund’s inflation hedge, which included CPI-U swaps and TIPS, contributed to absolute performance as inflation expectations rose modestly during the reporting period.

Relative to the Index, the Fund’s allocations to asset-backed securities and investment grade corporate debt were leading contributors to performance. During the reporting period, interest rates rose and the Fund’s overall shorter duration profile compared with the Index also helped relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase or decrease in price as interest rates fall or rise, respectively.

The Fund’s allocation to agency mortgage-backed securities detracted from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds was used as the general basis for the Fund’s inflation swap positioning. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s portfolio managers manage the duration of the inflation protection versus the duration of the underlying bonds to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPU-I swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the U.S. Consumer Price Index for All Urban Consumers over the duration of the swap. In turn, the Fund pays a compounded fixed rate. U.S. Treasury TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the U.S. Consumer Price Index, and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	31.4%
U.S. Treasury Obligations	25.9
U.S. Government Agency Securities	12.8
Collateralized Mortgage Obligations	10.3
Mortgage-Backed Securities	7.8
Commercial Mortgage-Backed Securities	6.1
Asset-Backed Securities	4.3
Foreign Government Securities	0.2
Short-Term Investment	1.2

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[2]

The Fund’s composite benchmark is determined by adding the performance return of the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5-year Zero Coupon Index.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
With Sales Charge*		(3.61)%	(0.57)%	1.45%
Without Sales Charge		0.12	0.20	1.94
CLASS C SHARES	March 31, 2010
With CDSC**		(1.53)	(0.44)	1.28
Without CDSC		(0.53)	(0.44)	1.28
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 31, 2010	0.26	0.36	2.09
CLASS R5 SHARES	March 31, 2010	0.23	0.41	2.15
CLASS R6 SHARES	November 30, 2010	0.31	0.47	2.20

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Inflation Managed Bond Fund, the Bloomberg Barclays 1–10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–10 Year U.S. TIPS Index and the Bloomberg Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	1.53%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	0.13%

Net Assets as of 2/28/2018 (In Thousands)	$1,011,851
Duration as of 2/28/2018	1.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

During the reporting period, the Fund allocated about 60% of its assets to floating rate securities, which helped performance relative to the Benchmark as interest rates rose during the reporting period and drove the Fund’s income from investments higher. Additionally, the spread between yields on U.S. Treasury bonds and yields on non-Treasury bonds narrowed during the reporting period and drove investor demand for floating rate securities, which also helped relative performance.

Relative to the Benchmark, the Fund’s out-of-Benchmark allocations to mortgage-backed securities, asset-backed securities and commercial mortgage backed securities were leading contributors to performance as these sectors outperformed U.S. Treasury bonds. The Fund’s overall shorter duration profile compared with the Benchmark also helped relative performance as interest rates rose during the reporting period. Duration measures the price sensitivity of a portfolio of bonds relative to changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease in price as interest rates rise, versus bonds with longer duration.

Corporate bonds were the best performing sector in the Benchmark and the Fund’s underweight position in the sector was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the twelve month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the reporting period, the Fund’s overall duration increased to 1.21 years at February 28, 2018 from 1.08 years at February 28, 2017. The portfolio managers also believed short duration asset-backed securities and mortgage-backed securities had a better value than short duration corporate bonds.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	48.8%
Asset-Backed Securities	21.2
Corporate Bonds	14.9
Mortgage-Backed Securities	4.6
Commercial Mortgage-Backed Securities	3.3
Short-Term Investment	7.2

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge*		(1.00)%	0.71%	2.21%
Without Sales Charge		1.27	1.17	2.44
CLASS C SHARES	November 1, 2001
With CDSC**		(0.24)	0.66	1.92
Without CDSC		0.76	0.66	1.92
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 2, 1993	1.53	1.43	2.69
CLASS R6 SHARES	February 22, 2005	1.73	1.62	2.89

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	1.33%
Bloomberg Barclays U.S. MBS Index	0.16%

Net Assets as of 2/28/2018 (In Thousands)	$1,964,875
Duration as of 2/28/2018	4.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s out-of-Benchmark allocations to non-agency mortgages, commercial mortgage-backed securities and asset-backed securities all contributed to performance. The Fund’s security selection in agency mortgages also contributed to relative performance.

The Fund’s small allocation to U.S. Treasury bonds, which was used to manage portfolio duration and liquidity, detracted from relative performance. U.S. Treasury bonds, which were not held in the Benchmark, underperformed most other fixed income sectors during the reporting period. Duration measures the price sensitivity of bonds to changes in interest rates. Generally, bonds with longer duration will experience a larger increase in price as interest rates fall versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Mortgage-Backed Securities	43.5%
Collateralized Mortgage Obligations	26.5
Commercial Mortgage-Backed Securities	13.3
Asset-Backed Securities	12.5
U.S. Treasury Obligations	2.7
Others (each less than 1.0%)	0.2
Short-Term Investment	1.3

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge*		(2.70)%	0.97%	3.72%
Without Sales Charge		1.12	1.75	4.12
CLASS C SHARES	July 2, 2012
With CDSC**		(0.35)	1.25	3.61
Without CDSC		0.65	1.25	3.61
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	August 18, 2000	1.33	2.00	4.38
CLASS R6 SHARES	February 22, 2005	1.57	2.16	4.54

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund, the Bloomberg Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds

Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	0.08%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	0.13%

Net Assets as of 2/28/2018 (In Thousands)	$3,657,848
Duration as of 2/28/2018	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in corporate credit detracted from performance. The Fund’s allocation to out-of-Benchmark agency collateralized mortgage obligations detracted slightly from relative performance.

The Fund’s allocations to out-of-Benchmark asset-backed securities, commercials mortgage-backed securities and non-agency mortgages were leading contributors to performance. The Fund’s underweight position in U.S. Treasury bonds also helped relative performance. Relative to the Benchmark, the Fund’s shorter duration profile also contributed to performance as interest rates rose during the reporting period. Duration measures the price sensitivity of bonds relative to changes in interest rates. Generally, bonds with shorter duration will experience a smaller decrease in price as interest rates rise versus bonds with longer duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund had an underweight position in corporate bonds, was overweight in U.S. agency bonds and held out-of-Benchmark allocations to mortgages and asset-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	36.0%
Corporate Bonds	33.4
Asset-Backed Securities	10.2
U.S. Government Agency Securities	10.0
Collateralized Mortgage Obligations	5.7
Mortgage-Backed Securities	4.0
Commercial Mortgage-Backed Securities	0.4
Short-Term Investment	0.3

[1]	On April 3, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		(2.42)%	(0.21)%	1.06%
Without Sales Charge		(0.16)	0.24	1.29
CLASS C SHARES	November 1, 2001
With CDSC**		(1.69)	(0.26)	0.79
Without CDSC		(0.69)	(0.26)	0.79
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 4, 1990	0.08	0.51	1.55
CLASS R6 SHARES	February 22, 2005	0.25	0.75	1.79

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration Core Plus Fund

(formerly known as JPMorgan Short Duration High Yield Fund)1

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)2, *	1.65%
Bloomberg Barclays 1-5 Year Government/Credit Index	0.02%
Bloomberg Barclays U.S. Aggregate Index	0.51%

Net Assets as of 2/28/2018 (In Thousands)	$97,121
Duration as of 2/28/2018	2.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Core Plus Fund (the “Fund”) seeks total return, consistent with preservation of capital.3

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund outperformed both the Bloomberg Barclays 1-5 Year Government/Credit Index (the “New Benchmark”) and the Bloomberg Barclays U.S. Aggregate Index (the “Old Benchmark”).

For the period from the Fund’s strategy change on September 29, 2017 to February 28, 2018, the Fund’s allocations to high yield bonds (also known as “junk bonds”) and asset-backed securities were leading contributors to performance relative to the New Benchmark. The Fund’s overweight allocation to agency commercial mortgage-backed securities detracted from performance relative to the New Benchmark, as investors sought higher returns in other asset classes.

For the period from March 1, 2017 to September 29, 2017, the Fund’s underweight position in the health care sector and its security selection in the retail sector were leading detractors from performance relative to the Old Benchmark. The Fund’s security selection in bonds rated B and CCC also detracted from performance relative to the Old Benchmark. The Fund’s security selection in the energy sector and its security selection in the bonds rated BB+, CC and unrated bonds were leading contributors to performance relative to the Old Benchmark.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was overweight in securities rated AAA, BBB and BB and was underweight in securities rated CCC and lower. The portfolio managers remained cautious about companies that they believed had elevated credit risk.

PORTFOLIO COMPOSITION***
Corporate Bonds	34.1%
U.S. Treasury Obligations	20.7
Commercial Mortgage-Backed Securities	12.8
Asset-Backed Securities	11.6
Collateralized Mortgage Obligations	11.1
Mortgage-Backed Securities	6.0
Foreign Government Securities	1.6
Short-Term Investments	2.1

[1]

Effective September 29, 2017, the Fund changed its strategy from a high yield fund that primarily invests in high yield, high risk debt securities (also known as “junk bonds”) to a core plus fund that invests in investment grade securities with allocations to extended sectors, such as high yield and foreign and emerging markets (the “New Strategy”). In connection with the New Strategy, the Fund’s name, investment objective and broad-based securities market index changed effective September 29, 2017.

[2]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[3]	Prior to September 29, 2017, the Fund’s investment objective was to seek current income with a secondary objective of capital appreciation.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge*		(0.88)%	2.11%	2.32%
Without Sales Charge		1.40	2.88	2.79
CLASS C SHARES	March 1, 2013
With CDSC**		(0.12)	2.34	2.25
Without CDSC		0.88	2.34	2.25
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 1, 2013	1.65	3.07	3.02
CLASS R6 SHARES	March 1, 2013	1.75	3.21	3.16

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 29, 2017 (the “Effective Date”), the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies. On the Effective Date, the Fund’s broad based securities market index changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays 1-5 Year Government/Credit Index to reflect the change in the Fund’s investment strategies.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund, the Bloomberg Barclays 1-5 Year Government/Credit Index, Bloomberg Barclays U.S. Aggregate Index and the Lipper Short Investment Grade Debt Funds Index. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1-5 Year Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in each benchmark, if applicable. The performance of the Lipper Short Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1-5 Year Government/Credit Index includes the Government and Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government Index includes treasuries and agencies. The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Short Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	21

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.8%
3,491	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.80%, 01/25/2034 (bb)	3,578
	Academic Loan Funding Trust,
23	Series 2012-1A, Class A1, 2.42%, 12/27/2022 (e) (z)	23
3,157	Series 2013-1A, Class A, 2.42%, 12/26/2044 (e) (z)	3,141
	Air Canada Pass-Through Trust, (Canada),
2,800	Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	2,842
5,016	Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	5,027
8,291	Series 2017-1, Class A, 3.55%, 01/15/2030 (e)	8,121
8,603	Series 2017-1, Class AA, 3.30%, 01/15/2030 (e)	8,345
19,157	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.13%, 10/25/2056 (e) (bb)	19,081
	American Airlines Pass-Through Trust,
709	Series 2011-1, Class A, 5.25%, 01/31/2021	741
2,692	Series 2013-2, Class A, 4.95%, 01/15/2023	2,821
349	Series 2014-1, Class A, 3.70%, 10/01/2026	348
1,789	Series 2016-2, Class A, 3.65%, 06/15/2028	1,767
21,102	Series 2016-3, Class AA, 3.00%, 10/15/2028	20,152
5,045	Series 2017-1, Class AA, 3.65%, 02/15/2029	5,004
	American Credit Acceptance Receivables Trust,
8,997	Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	9,074
5,000	Series 2016-2, Class C, 6.09%, 05/12/2022 (e)	5,176
1,048	Series 2016-3, Class A, 1.70%, 11/12/2020 (e)	1,047
7,301	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	7,293
11,197	Series 2016-1A, Class B, 4.24%, 06/13/2022 (e) (bb)	11,245
8,350	Series 2017-1, Class B, 2.39%, 02/16/2021 (e)	8,337
12,907	Series 2017-1, Class C, 2.88%, 03/13/2023 (e)	12,880
	American Homes 4 Rent,
17,301	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	17,368

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,420	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	8,000
	American Homes 4 Rent Trust,
11,790	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e) (bb)	12,049
2,400	Series 2014-SFR2, Class B, 4.29%, 10/17/2036 (e) (bb)	2,497
8,100	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	8,640
7,300	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	8,110
9,431	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	9,609
3,750	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	3,916
16,970	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	19,075
1,415	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	1,571
4,267	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/08/2020	4,261
	AmeriCredit Automobile Receivables Trust,
240	Series 2016-2, Class A2A, 1.42%, 10/08/2019	240
3,582	Series 2016-2, Class A3, 1.60%, 11/09/2020	3,570
5,937	Series 2016-3, Class A3, 1.46%, 05/10/2021	5,905
18,856	Series 2017-4, Class C, 2.60%, 09/18/2023	18,540
15	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 5.12%, 01/25/2034 (bb)	17
74,650	Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	74,650
	Axis Equipment Finance Receivables III LLC,
835	Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	834
1,200	Series 2015-1A, Class C, 3.41%, 04/20/2020 (e)	1,201
1,200	Series 2015-1A, Class D, 4.05%, 05/20/2020 (e)	1,202
6,776	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	6,742
	B2R Mortgage Trust,
7,363	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	7,279

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
17,506	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	17,490
3,918	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	3,879
	BCC Funding Corp. X,
1,786	Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	1,783
2,717	Series 2015-1, Class D, 4.54%, 12/21/2020 (e) (bb)	2,699
236	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.99%, 04/25/2036 (z) (bb)	231
33,741	BMW Vehicle Owner Trust, Series 2018-A, Class A3, 2.35%, 04/25/2022	33,546
35,027	Business Jet Securities LLC, Series 2018-1, Class A, 4.34%, 02/15/2033 (e)	35,026
2,142	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	2,106
5,757	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	5,691
9,313	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	9,273
40,893	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	40,803
11,255	Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.73%, 04/20/2020	11,232
	CarFinance Capital Auto Trust,
154	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	154
528	Series 2014-2A, Class A, 1.44%, 11/16/2020 (e)	528
1,382	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	1,379
	Carnow Auto Receivables Trust,
10,000	Series 2016-1A, Class C, 5.11%, 02/15/2021 (e) (bb)	10,088
14,431	Series 2017-1A, Class A, 2.92%, 09/15/2022 (e)	14,375
	Chase Funding Trust,
1,414	Series 2003-4, Class 1A5, SUB, 5.25%, 05/25/2033 (bb)	1,433
2,118	Series 2003-6, Class 1A5, SUB, 5.09%, 11/25/2034 (bb)	2,187
3,609	Series 2003-6, Class 1A7, SUB, 5.09%, 11/25/2034 (bb)	3,701
14,418	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 05/15/2023 (e)	14,350

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Citi Held For Asset Issuance,
2,879	Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	2,889
655	Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	656
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,201
164	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	163
226	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, 2.38%, 12/25/2033 (z)	225
	CLUB Credit Trust,
1,869	Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	1,869
10,934	Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	10,912
16,052	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	15,753
14,637	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class A, 2.55%, 01/16/2024 (e)	14,621
	Continental Airlines Pass-Through Trust,
135	Series 1999-2, Class A-1, 7.26%, 03/15/2020	140
2,805	Series 2007-1, Class A, 5.98%, 04/19/2022	3,029
12,882	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, 3.38%, 06/25/2040 (e) (z) (bb)	1,155
	CPS Auto Receivables Trust,
6,350	Series 2014-B, Class C, 3.23%, 05/15/2020 (e)	6,371
4,347	Series 2014-C, Class C, 3.77%, 08/17/2020 (e)	4,396
4,000	Series 2014-D, Class C, 4.35%, 11/16/2020 (e)	4,067
2,900	Series 2015-A, Class C, 4.00%, 02/16/2021 (e)	2,937
3,729	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	3,727
16,500	Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	16,687
5,849	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	5,953
866	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	866

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,161	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	1,161
2,456	Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	2,467
7,840	Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	7,861
7,027	Series 2017-D, Class C, 3.01%, 10/17/2022 (e)	6,970
5,675	Series 2018-A, Class B, 2.77%, 04/18/2022 (e)	5,639
2,094	Series 2018-A, Class C, 3.05%, 12/15/2023 (e)	2,069
	CPS Auto Trust,
7,791	Series 2017-A, Class A, 1.68%, 08/17/2020 (e)	7,768
5,383	Series 2017-A, Class C, 3.31%, 12/15/2022 (e)	5,403
3,060	Series 2017-A, Class D, 4.61%, 12/15/2022 (e)	3,137
	Credit Acceptance Auto Loan Trust,
7,801	Series 2015-2A, Class A, 2.40%, 02/15/2023 (e)	7,805
2,605	Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	2,617
13,659	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	13,595
5,989	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	5,970
5,018	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	4,954
5,343	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	5,223
18,590	Series 2018-1A, Class A, 3.01%, 02/16/2027 (e)	18,516
5,428	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	5,944
	CWABS, Inc.,
214	Series 2003-5, Class MF1, 5.23%, 01/25/2034 (z) (bb)	217
10	Series 2004-1, Class 3A, 2.18%, 04/25/2034 (z) (bb)	9
432	Series 2004-1, Class M1, 2.37%, 03/25/2034 (z) (bb)	434
76	Series 2004-1, Class M2, 2.45%, 03/25/2034 (z) (bb)	75
159	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.52%, 10/25/2034 (z)	156
7,750	Dell Equipment Finance Trust, Series 2017-2, Class B, 2.47%, 10/24/2022 (e)	7,632

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delta Air Lines Pass-Through Trust,
1,504	Series 2010-2, Class A, 4.95%, 05/23/2019	1,532
608	Series 2011-1, Class A, 5.30%, 04/15/2019	622
1,940	Series 2012-1, Class A, 4.75%, 05/07/2020	1,993
	Diamond Resorts Owner Trust,
20,504	Series 2017-1A, Class A, 3.27%, 10/22/2029 (e)	20,088
7,212	Series 2017-1A, Class B, 4.11%, 10/22/2029 (e) (bb)	7,070
	Drive Auto Receivables Trust,
12,065	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	12,190
14,251	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	14,414
6,588	Series 2015-CA, Class D, 4.20%, 09/15/2021 (e)	6,688
2,640	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	2,700
15,108	Series 2016-AA, Class C, 3.91%, 05/17/2021 (e)	15,240
682	Series 2016-BA, Class B, 2.56%, 06/15/2020 (e)	683
23,204	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	23,619
23,209	Series 2017-1, Class C, 2.84%, 04/15/2022	23,210
26,357	Series 2017-1, Class D, 3.84%, 03/15/2023	26,659
15,725	Series 2017-3, Class C, 2.80%, 07/15/2022	15,683
60,780	Series 2017-3, Class D, 3.53%, 12/15/2023 (e)	60,328
8,545	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	8,544
23,480	Series 2017-BA, Class C, 2.61%, 08/16/2021 (e)	23,482
20,505	Series 2017-BA, Class D, 3.72%, 10/17/2022 (e)	20,762
	DT Auto Owner Trust,
12,166	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	12,302
5,808	Series 2016-2A, Class C, 3.67%, 01/18/2022 (e)	5,843
6,367	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	6,361
12,831	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	12,737

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
17,503	Series 2017-1A, Class C, 2.70%, 11/15/2022 (e)	17,396
20,343	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	20,323
10,458	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	10,405
10,455	Series 2017-4A, Class C, 2.86%, 07/17/2023 (e)	10,435
19,583	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	19,463
	Elara HGV Timeshare Issuer LLC,
9,305	Series 2017-A, Class B, 2.96%, 03/25/2030 (e)	9,141
6,281	Series 2017-A, Class C, 3.31%, 03/25/2030 (e)	6,173
4,402	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 02/22/2022 (e)	4,360
	Exeter Automobile Receivables Trust,
1,267	Series 2014-2A, Class C, 3.26%, 12/16/2019 (e)	1,270
2,167	Series 2015-1A, Class B, 2.84%, 03/16/2020 (e)	2,171
2,305	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	2,305
7,800	Series 2016-2A, Class B, 3.64%, 02/15/2022 (e)	7,864
8,037	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	8,041
5,500	Series 2016-3A, Class C, 4.22%, 06/15/2022 (e)	5,578
9,251	Series 2017-3A, Class C, 3.68%, 07/17/2023 (e)	9,236
14,015	Series 2018-1A, Class C, 3.03%, 01/17/2023 (e)	13,963
1,174	Federal Express Corp. Pass-Through Trust, Series 981A, 6.72%, 01/15/2022	1,259
	First Investors Auto Owner Trust,
376	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	376
2,933	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	2,957
669	Series 2016-1A, Class A1, 1.92%, 05/15/2020 (e)	669
6,528	Series 2017-1A, Class A2, 2.20%, 03/15/2022 (e)	6,476
7,127	Series 2017-1A, Class C, 2.95%, 04/17/2023 (e)	7,009
	FirstKey Lending Trust,
27,191	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	27,057

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,055	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	11,026
	Flagship Credit Auto Trust,
44	Series 2014-1, Class B, 2.55%, 02/18/2020 (e)	44
4,411	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	4,419
3,958	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	3,995
954	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	953
5,326	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	5,327
5,299	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	5,346
5,163	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	5,277
9,017	Series 2016-1, Class A, 2.77%, 12/15/2020 (e)	9,037
3,150	Series 2016-2, Class B, 3.84%, 09/15/2022 (e)	3,190
21,080	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	21,997
17,287	Series 2017-R, Class A, 5.61%, 05/17/2023 (e) (bb)	17,287
13,343	Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.03%, 12/15/2020	13,229
7,460	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, 10/15/2020	7,411
293	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.71%, 04/25/2029 (z) (bb)	247
	GLS Auto Receivables Trust,
700	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	700
9,473	Series 2015-1A, Class B, 4.43%, 12/15/2020 (e)	9,528
6,623	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	6,628
10,500	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	11,056
4,805	Series 2018-1A, Class A, 2.82%, 07/15/2022 (e)	4,792
30,920	GM Financial Automobile Leasing Trust, Series 2018-1, Class A3, 2.61%, 01/20/2021	30,845
1,238	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	1,240
4,622	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	4,574

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
11,989	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e) (bb)	12,013
	Goodgreen Trust,
26,771	Series 2016-1A, Class A, 3.23%, 10/15/2052 (e)	26,088
7,586	Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	7,469
32,876	Series 2017-2A, Class A, 3.26%, 10/15/2053 (e)	32,157
35,955	HERO, (Cayman Islands), Series 2018-1ASI, Class A, 4.00%, 09/20/2047 (e)	35,910
30,873	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	31,208
	HERO Funding II, (Cayman Islands),
16,040	3.75%, 09/21/2044 (bb)	15,019
12,102	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e)	12,353
8,972	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e) (bb)	8,908
	HERO Funding Trust,
14,508	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	14,367
3,979	Series 2016-4A, Class A1, 3.57%, 09/20/2047 (e)	4,036
8,289	Series 2016-4A, Class A2, 4.29%, 09/20/2047 (e)	8,519
26,091	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	26,938
16,476	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	16,393
23,659	Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.29%, 02/25/2024 (e)	23,339
4,745	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	4,687
430	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.82%, 03/25/2036 (z)	404
	Hyundai Auto Receivables Trust,
2,674	Series 2015-B, Class A3, 1.12%, 11/15/2019	2,667
6,560	Series 2016-A, Class A3, 1.56%, 09/15/2020	6,525
	Kabbage Asset Securitization LLC,
75,570	Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	76,837
23,690	Series 2017-1, Class B, 5.79%, 03/15/2022 (e) (bb)	24,395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	KGS-Alpha SBA COOF Trust,
50,733	Series 2012-2, Class A, IO, 0.83%, 08/25/2038 (e) (z) (bb)	1,198
9,943	Series 2012-3, Class A, IO, 1.26%, 09/25/2026 (e) (z) (bb)	144
79,553	Series 2012-4, Class A, IO, 1.04%, 09/25/2037 (e) (z) (bb)	2,268
31,403	Series 2012-6, Class A, IO, 0.67%, 05/25/2039 (e) (z) (bb)	499
37,301	Series 2013-2, Class A, IO, 1.76%, 03/25/2039 (e) (z) (bb)	1,559
31,540	Series 2014-1, Class A, IO, 1.41%, 10/25/2032 (e) (z)	1,117
11,323	Series 2014-2, Class A, IO, 3.40%, 04/25/2040 (e) (z) (bb)	917
16,319	Series 2015-2, Class A, IO, 2.97%, 07/25/2041 (e) (z)	1,682
	LendingClub Issuance Trust,
1,329	Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	1,332
2,399	Series 2016-NP1, Class B, 6.50%, 06/15/2022 (e) (bb)	2,435
2,507	Series 2016-NP2, Class A, 3.00%, 01/17/2023 (e)	2,506
	Lendmark Funding Trust,
16,439	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	16,359
2,200	Series 2017-1A, Class B, 3.77%, 12/22/2025 (e) (bb)	2,209
23,070	Series 2017-2A, Class A, 2.80%, 05/20/2026 (e)	22,950
	Long Beach Mortgage Loan Trust,
2,363	Series 2004-1, Class M1, 2.37%, 02/25/2034 (z) (bb)	2,366
391	Series 2004-3, Class M1, 2.48%, 07/25/2034 (z) (bb)	389
	LV Tower 52 Issuer,
41,101	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	41,101
14,848	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	14,848
	Mariner Finance Issuance Trust,
18,601	Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	18,666
7,750	Series 2017-AA, Class B, 4.74%, 02/20/2029 (e) (bb)	7,884
6,500	Series 2017-AA, Class C, 6.73%, 02/20/2029 (e) (bb)	6,681
7,000	Series 2017-BA, Class B, 3.48%, 12/20/2029 (e) (bb)	6,887

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
12,200	Series 2017-BA, Class C, 4.57%, 12/20/2029 (e) (bb)	11,994
20,551	MarketPlace Loan Trust, Series 2017-BS1, Class A, 3.50%, 01/18/2022 (e) (bb)	20,500
	Marlette Funding Trust,
4,421	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	4,425
18,285	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	18,322
9,500	Series 2017-3A, Class B, 3.01%, 12/15/2024 (e)	9,447
29,871	Series 2018-1A, Class A, 2.61%, 03/15/2028 (e)	29,854
8,926	Series 2018-1A, Class B, 3.19%, 03/15/2028 (e)	8,890
7,120	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	7,986
	Mid-State Capital Trust,
2,899	Series 2010-1, Class A, 3.50%, 12/15/2045 (e)	2,952
5,218	Series 2010-1, Class M, 5.25%, 12/15/2045 (e) (bb)	5,462
3,345	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e) (bb)	3,350
1,920	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.12%, 11/25/2033 (bb)	1,941
15,120	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	14,970
	NRPL Trust,
27,924	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e)	27,911
7,000	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	6,849
4,874	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (e)	4,814
	Ocwen Master Advance Receivables Trust,
9,662	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	9,654
4,384	Series 2016-T1, Class DT1, 4.25%, 08/17/2048 (e) (bb)	4,346
8,466	Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	8,472
	OnDeck Asset Securitization Trust II LLC,
20,847	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	20,891
7,826	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	7,938

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	OneMain Direct Auto Receivables Trust,
2,673	Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	2,673
11,557	Series 2016-1A, Class C, 4.58%, 09/15/2021 (e)	11,599
	OneMain Financial Issuance Trust,
6,815	Series 2014-2A, Class B, 3.02%, 09/18/2024 (e) (bb)	6,821
25,318	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	25,412
10,800	Series 2015-1A, Class B, 3.85%, 03/18/2026 (e)	10,834
18,149	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	18,139
11,620	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	11,610
21,450	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	21,682
12,500	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	12,858
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	29,628
11,354	Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	11,444
	Oportun Funding III LLC,
24,511	Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	24,736
2,677	Series 2016-B, Class B, 5.16%, 07/08/2021 (e)	2,716
12,817	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	12,653
10,654	Oportun Funding VII LLC, Series 2017-B, Class A, 3.22%, 10/10/2023 (e)	10,503
35,735	Oportun Funding VIII LLC, Series 2018-A, Class A, 3.61%, 03/08/2024 (e)	35,725
	Progress Residential Trust,
26,348	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	26,218
7,295	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	7,272
16,110	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	16,075
8,917	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	8,974
32,347	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	32,255
3,041	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	3,110
4,000	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	4,150

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,000	Series 2017-SFR1, Class E, 4.26%, 08/17/2034 (e) (bb)	4,996
6,200	Series 2018-SFR1, Class E, 4.38%, 03/17/2035 (e)	6,198
	Prosper Marketplace Issuance Trust,
8,458	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	8,463
12,886	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	12,870
26,063	Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	26,001
	Purchasing Power Funding LLC,
6,845	Series 2018-A, Class B, 3.58%, 08/15/2022 (e)	6,844
6,795	Series 2018-A, Class C, 3.78%, 08/15/2022 (e)	6,794
2,691	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	2,441
34,500	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	34,500
96	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	46
10,195	Renew, (Cayman Islands), Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	10,003
44,288	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	44,288
32,463	Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 03/15/2024	32,217
459	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.72%, 06/25/2033 (bb)	464
607	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	541
1,108	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	1,109
8,612	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	8,626
6,299	SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	6,272
4,345	Spirit Airlines Pass-Through Trust, Series 2017-1AA, 3.38%, 02/15/2030	4,250
26,639	Spirit Master Funding LLC, Series 2017-1A, Class A, 4.36%, 12/20/2047 (e)	26,799
18,280	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	18,284

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Springleaf Funding Trust,
37,127	Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	37,180
8,805	Series 2015-AA, Class B, 3.62%, 11/15/2024 (e)	8,797
16,735	Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	16,805
9,045	Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 06/15/2028 (e)	9,118
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,437	Series 2004-6XS, Class A5A, SUB, 6.03%, 03/25/2034 (bb)	1,462
1,150	Series 2004-6XS, Class A5B, SUB, 6.05%, 03/25/2034 (bb)	1,170
	Structured Asset Securities Corp. Pass-Through Certificates,
395	Series 2002-AL1, Class A2, 3.45%, 02/25/2032 (bb)	391
798	Series 2002-AL1, Class A3, 3.45%, 02/25/2032 (bb)	783
27,160	TCF Auto Receivables Owner Trust, Series 2016-1A, Class A3, 1.71%, 04/15/2021 (e)	27,030
11,389	Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/2019 (e)	11,377
13,141	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	13,116
14,468	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	14,130
43,507	U.S. Residential Opportunity Fund IV Trust, Series 2017-1IV, Class A, SUB, 3.35%, 11/27/2037 (e) (bb)	43,165
	Union Pacific Railroad Co. Pass-Through Trust,
117	Series 2003-1, 4.70%, 01/02/2024	122
3,260	Series 2015-1, 2.70%, 05/12/2027	3,128
	United Airlines Pass-Through Trust,
1,134	Series 2013-1, Class A, 4.30%, 08/15/2025	1,170
6,693	Series 2016-1, Class A, 3.45%, 07/07/2028	6,624
1,009	Series 2016-1, Class B, 3.65%, 01/07/2026	990
9,032	Series 2018-1, Class A, 3.70%, 03/01/2030	8,952
16,401	Series 2018-1, Class AA, 3.50%, 03/01/2030	16,217
12,715	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	12,691

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
22,364	USASF Receivables LLC, Series 2017-1, Class A, 5.75%, 09/15/2030 (e) (bb)	22,166
	Verizon Owner Trust,
2,394	Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	2,372
18,701	Series 2017-3A, Class A1A, 2.06%, 04/20/2022 (e)	18,431
16,800	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 04/17/2023 (e)	16,751
31,900	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	31,900
6,676	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	6,689
8,620	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	8,594
10,183	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	10,168
15,230	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 06/25/2047 (e) (bb)	15,153
10,548	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	10,510
55,818	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.37%, 10/25/2047 (e)	55,733
4,547	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	4,553
24,639	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	24,638
	Westgate Resorts LLC,
1,378	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	1,374
12,043	Series 2017-1A, Class A, 3.05%, 12/20/2030 (e)	11,978
	Westlake Automobile Receivables Trust,
1,574	Series 2016-2A, Class A2, 1.57%, 06/17/2019 (e)	1,573
4,000	Series 2016-3A, Class D, 3.58%, 01/18/2022 (e)	4,015
8,210	Series 2017-1A, Class C, 2.70%, 10/17/2022 (e)	8,194
8,261	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	8,301
3,370	Series 2018-1A, Class C, 2.92%, 05/15/2023 (e)	3,361

	Total Asset-Backed Securities (Cost $3,358,043)	3,358,499

Collateralized Mortgage Obligations — 9.5%
6,484	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	6,482
42,290	Acre, 0.00%, 12/15/2020 (bb)	42,290

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Alternative Loan Trust,
6,566	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	6,721
1,898	Series 2005-1CB, Class 1A6, IF, IO, 5.48%, 03/25/2035 (z) (bb)	259
6,414	Series 2005-20CB, Class 3A8, IF, IO, 3.13%, 07/25/2035 (z) (bb)	560
6,511	Series 2005-22T1, Class A2, IF, IO, 3.45%, 06/25/2035 (z) (bb)	654
2,668	Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	2,576
88	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	70
22,596	Series 2005-37T1, Class A2, IF, IO, 3.43%, 09/25/2035 (z) (bb)	2,311
2,674	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	2,547
10,565	Series 2005-54CB, Class 1A2, IF, IO, 3.23%, 11/25/2035 (z)	926
35	Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	35
1,130	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	1,123
1,497	Series 2005-J1, Class 1A4, IF, IO, 3.48%, 02/25/2035 (z)	42
100	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	103
	Angel Oak Mortgage Trust LLC,
1,307	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	1,301
4,533	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	4,518
25,631	Aqua Finance Trust, Series 2017-A, Class A, 3.72%, 11/15/2035 (e)	25,249
	ASG Resecuritization Trust,
804	Series 2009-3, Class A65, 2.93%, 03/26/2037 (e) (z)	804
2,590	Series 2011-1, Class 2A35, 6.00%, 09/28/2036 (e)	2,059
1,111	Series 2011-1, Class 3A50, 3.63%, 11/28/2035 (e) (z)	1,109
	Banc of America Alternative Loan Trust,
39	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	38
415	Series 2005-5, Class 1CB1, 5.50%, 06/25/2035	392
1,292	Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 (bb)	293

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Banc of America Funding Trust,
300	Series 2004-1, PO, 03/25/2034 (bb)	252
443	Series 2004-2, Class 1CB1, 5.75%, 09/20/2034	472
698	Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (z)	700
293	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	283
287	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	238
106	Series 2005-8, Class 30PO, PO, 01/25/2036 (z) (bb)	81
492	Series 2005-E, Class 4A1, 3.69%, 03/20/2035 (z)	498
186	Series 2006-1, Class XPO, PO, 01/25/2036 (z) (bb)	148
	Banc of America Mortgage Trust,
174	Series 2003-C, Class 3A1, 3.75%, 04/25/2033 (z)	177
207	Series 2004-9, Class 3A1, 6.50%, 09/25/2032	215
1	Series 2004-9, Class 3PO, PO, 09/25/2032 (bb)	1
573	Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (z)	573
	BCAP LLC Trust,
1,044	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	1,066
6,569	Series 2010-RR7, Class 2A1, 3.24%, 07/26/2045 (e) (z)	6,484
691	Series 2012-RR10, Class 1A1, 1.79%, 02/26/2037 (e) (z)	691
751	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 2.12%, 03/25/2035 (z)	750
	Bear Stearns ARM Trust,
1,142	Series 2003-2, Class A5, 3.60%, 11/25/2007 (e) (z)	1,156
91	Series 2003-7, Class 3A, 3.29%, 10/25/2033 (z)	91
617	Series 2004-2, Class 14A, 3.65%, 05/25/2034 (z)	621
2,885	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	2,892
182	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/2033 (bb)	171
61	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/2034 (bb)	54

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chase Mortgage Finance Trust,
560	Series 2007-A1, Class 1A3, 3.70%, 02/25/2037 (z)	558
1,116	Series 2007-A1, Class 2A1, 3.68%, 02/25/2037 (z)	1,126
141	Series 2007-A1, Class 7A1, 3.69%, 02/25/2037 (z)	141
727	Series 2007-A1, Class 9A1, 3.66%, 02/25/2037 (z)	723
464	Series 2007-A2, Class 1A1, 3.67%, 07/25/2037 (z)	465
704	Series 2007-A2, Class 2A1, 3.61%, 07/25/2037 (z)	716
	CHL Mortgage Pass-Through Trust,
144	Series 2002-18, PO, 11/25/2032 (z) (bb)	131
312	Series 2004-3, Class A26, 5.50%, 04/25/2034	318
212	Series 2004-3, Class A4, 5.75%, 04/25/2034	217
1,547	Series 2004-5, Class 1A4, 5.50%, 06/25/2034	1,570
104	Series 2004-7, Class 2A1, 3.53%, 06/25/2034 (z)	104
122	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	123
162	Series 2004-HYB1, Class 2A, 3.44%, 05/20/2034 (z)	163
908	Series 2004-HYB3, Class 2A, 3.16%, 06/20/2034 (z)	908
483	Series 2004-HYB6, Class A3, 3.49%, 11/20/2034 (z)	492
18	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	18
247	Series 2005-14, Class A2, 5.50%, 07/25/2035	240
130	Series 2005-16, Class A23, 5.50%, 09/25/2035	128
1,960	Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	1,754
	Citicorp Mortgage Securities Trust,
59	Series 2006-1, Class 2A1, 5.00%, 02/25/2021	60
608	Series 2006-4, Class 1A2, 6.00%, 08/25/2036	611
	Citigroup Global Markets Mortgage Securities VII, Inc.,
891	Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	899
2	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	2

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Citigroup Mortgage Loan Trust,
394	Series 2009-5, Class 8A1, 6.00%, 06/25/2036 (e) (z)	395
188	Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (e)	189
2,890	Series 2009-10, Class 1A1, 3.33%, 09/25/2033 (e) (z)	2,932
1,077	Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	1,093
3,944	Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	4,077
	Citigroup Mortgage Loan Trust, Inc.,
343	Series 2003-1, Class 2A5, 5.25%, 10/25/2033	348
60	Series 2003-1, Class 2A6, PO, 10/25/2033 (bb)	58
61	Series 2003-1, Class PO2, PO, 10/25/2033 (bb)	53
49	Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	46
65	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	66
99	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	99
28	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	28
3	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	3
339	Series 2004-UST1, Class A6, 3.25%, 08/25/2034 (z)	332
262	Series 2005-1, Class 2A1A, 2.83%, 02/25/2035 (z)	228
1,354	Series 2005-2, Class 2A11, 5.50%, 05/25/2035	1,391
761	Series 2005-5, Class 1A2, 4.08%, 08/25/2035 (z)	638
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A12/25/2047 (d) (z) (bb)	926
	Credit Suisse First Boston Mortgage Securities Corp.,
3	Series 1997-2, Class A, 7.50%, 06/25/2020 (e)	3
812	Series 2003-1, Class DB1, 6.74%, 02/25/2033 (z)	820
717	Series 2003-21, Class 1A4, 5.25%, 09/25/2033	736
464	Series 2003-23, Class 1P, PO, 10/25/2033 (bb)	406
27	Series 2003-23, Class 2A5, 5.00%, 10/25/2018	27

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3	Series 2003-25, Class 2A1, 4.50%, 10/25/2018	3
350	Series 2003-AR15, Class 3A1, 3.45%, 06/25/2033 (z)	349
186	Series 2004-5, Class 3A1, 5.25%, 08/25/2019	187
3	Series 2004-5, Class 5P, PO, 08/25/2019 (bb)	2
	CSFB Mortgage-Backed Pass-Through,
972	Series 2003-27, Class 5A3, 5.25%, 11/25/2033	984
444	Series 2003-27, Class 5A4, 5.25%, 11/25/2033	449
671	Series 2004-4, Class 2A4, 5.50%, 09/25/2034	699
2,367	Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 (bb)	34
128	Series 2005-10, Class AP, PO, 11/25/2035 (bb)	89
	CSFB Mortgage-Backed Pass-Through Certificates,
1,113	Series 2004-8, Class 1A4, 5.50%, 12/25/2034	1,162
179	Series 2005-9, Class AP, PO, 10/25/2035 (bb)	140
966	CSMC, Series 2010-17R, Class 1A1, 3.43%, 06/26/2036 (e) (z)	972
238	CVS Pass-Through Trust, 8.35%, 07/10/2031 (e)	297
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
291	Series 2005-1, Class 2A1, 5.71%, 02/25/2020 (z)	292
450	Series 2005-3, Class 1A1, 3.53%, 06/25/2020 (z)	435
3	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/2018 (bb)	3
21,900	DT Asset Trust, 5.84%, 12/16/2022 (bb)	21,893
	FHLMC — GNMA,
101	Series 8, Class ZA, 7.00%, 03/25/2023	107
71	Series 24, Class ZE, 6.25%, 11/25/2023	75
496	Series 29, Class L Shares, 7.50%, 04/25/2024	539
	FHLMC Reference REMIC,
3,604	Series R006, Class ZA, 6.00%, 04/15/2036	3,942
4,942	Series R007, Class ZA, 6.00%, 05/15/2036	5,413

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		FHLMC REMIC,
2		Series 23, Class F, 9.60%, 04/15/2020	2
—	(h)	Series 46, Class B, 7.80%, 09/15/2020	—	(h)
—	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
—	(h)	Series 85, Class C, 8.60%, 01/15/2021	—	(h)
1		Series 99, Class Z, 9.50%, 01/15/2021	1
9		Series 114, Class H, 6.95%, 01/15/2021	9
—	(h)	Series 204, Class E, HB, IF, IO, 1,578.44%, 05/15/2023 (z)	—	(h)
—	(h)	Series 1045, Class G, HB, IO, 1,066.21%, 02/15/2021	—	(h)
2		Series 1065, Class J, 9.00%, 04/15/2021	2
1		Series 1079, Class S, HB, IF, 28.60%, 05/15/2021 (z)	1
1		Series 1084, Class F, 2.54%, 05/15/2021 (z)	1
1		Series 1084, Class S, HB, IF, 38.08%, 05/15/2021 (z)	1
3		Series 1116, Class I Shares, 5.50%, 08/15/2021	3
15		Series 1144, Class KB, 8.50%, 09/15/2021	16
—	(h)	Series 1172, Class L Shares, HB, IO, 1,181.25%, 11/15/2021 (z)	—	(h)
—	(h)	Series 1196, Class B, HB, IF, IO, 1,003.20%, 01/15/2022 (z)	—	(h)
6		Series 1206, Class IA, 7.00%, 03/15/2022	7
8		Series 1250, Class J, 7.00%, 05/15/2022	8
30		Series 1343, Class LA, 8.00%, 08/15/2022	32
12		Series 1343, Class LB, 7.50%, 08/15/2022	13
20		Series 1370, Class JA, 2.74%, 09/15/2022 (z)	21
19		Series 1455, Class WB, IF, 3.88%, 12/15/2022 (z)	20
195		Series 1466, Class PZ, 7.50%, 02/15/2023	210
3		Series 1470, Class F, 1.75%, 02/15/2023 (z)	3
34		Series 1491, Class I Shares, 7.50%, 04/15/2023	37
110		Series 1498, Class I Shares, 2.74%, 04/15/2023 (z)	112
164		Series 1502, Class PX, 7.00%, 04/15/2023	176
18		Series 1505, Class Q, 7.00%, 05/15/2023	19
74		Series 1518, Class G, IF, 7.30%, 05/15/2023 (z)	80

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15	Series 1541, Class M, HB, IF, 24.52%, 07/15/2023 (z)	19
69	Series 1541, Class O, 2.12%, 07/15/2023 (z)	69
4	Series 1570, Class F, 2.25%, 08/15/2023 (z)	4
129	Series 1573, Class PZ, 7.00%, 09/15/2023	139
78	Series 1591, Class PV, 6.25%, 10/15/2023	83
46	Series 1602, Class SA, IF, 17.59%, 10/15/2023 (z)	57
469	Series 1608, Class L Shares, 6.50%, 09/15/2023	529
191	Series 1642, Class PJ, 6.00%, 11/15/2023	201
66	Series 1658, Class GZ, 7.00%, 01/15/2024	70
14	Series 1671, Class L Shares, 7.00%, 02/15/2024	16
19	Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	24
8	Series 1686, Class SH, IF, 15.67%, 02/15/2024 (z)	10
61	Series 1695, Class EB, 7.00%, 03/15/2024	66
12	Series 1699, Class FC, 2.19%, 03/15/2024 (z)	12
65	Series 1700, Class GA, PO, 02/15/2024	62
331	Series 1706, Class K, 7.00%, 03/15/2024	356
6	Series 1709, Class FA, 1.74%, 03/15/2024 (z)	6
216	Series 1720, Class PL, 7.50%, 04/15/2024	233
204	Series 1737, Class L Shares, 6.00%, 06/15/2024	228
53	Series 1745, Class D, 7.50%, 08/15/2024	58
168	Series 1798, Class F, 5.00%, 05/15/2023	174
2	Series 1807, Class G, 9.00%, 10/15/2020	2
29	Series 1829, Class ZB, 6.50%, 03/15/2026	31
215	Series 1863, Class Z, 6.50%, 07/15/2026	243
52	Series 1865, Class D, PO, 02/15/2024	46
32	Series 1890, Class H, 7.50%, 09/15/2026	36
98	Series 1899, Class ZE, 8.00%, 09/15/2026	112
217	Series 1927, Class PH, 7.50%, 01/15/2027	242
154	Series 1927, Class ZA, 6.50%, 01/15/2027	173

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6	Series 1935, Class FL, 2.29%, 02/15/2027 (z)	6
76	Series 1963, Class Z, 7.50%, 01/15/2027	86
9	Series 1970, Class PG, 7.25%, 07/15/2027	10
184	Series 1981, Class Z, 6.00%, 05/15/2027	196
107	Series 1983, Class Z, 6.50%, 12/15/2023	114
82	Series 1987, Class PE, 7.50%, 09/15/2027	92
109	Series 2019, Class Z, 6.50%, 12/15/2027	119
343	Series 2033, Class J, 5.60%, 06/15/2023	359
40	Series 2033, Class SN, HB, IF, IO, 28.05%, 03/15/2024 (z)	12
129	Series 2038, Class PN, IO, 7.00%, 03/15/2028	24
405	Series 2040, Class PE, 7.50%, 03/15/2028	456
135	Series 2054, Class PV, 7.50%, 05/15/2028	152
1	Series 2056, Class TD, 6.50%, 05/15/2018	1
204	Series 2063, Class PG, 6.50%, 06/15/2028	230
24	Series 2064, Class TE, 7.00%, 06/15/2028	27
90	Series 2070, Class C, 6.00%, 07/15/2028	96
394	Series 2075, Class PH, 6.50%, 08/15/2028	432
422	Series 2075, Class PM, 6.25%, 08/15/2028	451
73	Series 2086, Class GB, 6.00%, 09/15/2028	79
155	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	18
347	Series 2095, Class PE, 6.00%, 11/15/2028	376
692	Series 2106, Class ZD, 6.00%, 12/15/2028	748
934	Series 2110, Class PG, 6.00%, 01/15/2029	1,017
201	Series 2125, Class JZ, 6.00%, 02/15/2029	219
1,065	Series 2126, Class CB, 6.25%, 02/15/2029	1,154
27	Series 2132, Class SB, HB, IF, 23.73%, 03/15/2029 (z)	40
3	Series 2134, Class PI, IO, 6.50%, 03/15/2019	—	(h)
15	Series 2141, IO, 7.00%, 04/15/2029	2
69	Series 2163, Class PC, IO, 7.50%, 06/15/2029	8

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

809	Series 2169, Class TB, 7.00%, 06/15/2029	898
412	Series 2172, Class QC, 7.00%, 07/15/2029	462
236	Series 2176, Class OJ, 7.00%, 08/15/2029	265
1	Series 2196, Class TL, 7.50%, 11/15/2029	1
195	Series 2201, Class C, 8.00%, 11/15/2029	219
9	Series 2204, Class GB, 8.00%, 12/20/2029 (z) (bb)	9
386	Series 2208, Class PG, 7.00%, 01/15/2030	435
117	Series 2209, Class TC, 8.00%, 01/15/2030	135
404	Series 2210, Class Z, 8.00%, 01/15/2030	468
79	Series 2224, Class CB, 8.00%, 03/15/2030	90
114	Series 2230, Class Z, 8.00%, 04/15/2030	132
84	Series 2234, Class PZ, 7.50%, 05/15/2030	96
89	Series 2247, Class Z, 7.50%, 08/15/2030	99
237	Series 2256, Class MC, 7.25%, 09/15/2030	270
267	Series 2259, Class ZM, 7.00%, 10/15/2030	300
1	Series 2261, Class ZY, 7.50%, 10/15/2030	1
24	Series 2262, Class Z, 7.50%, 10/15/2030	28
310	Series 2271, Class PC, 7.25%, 12/15/2030	349
188	Series 2283, Class K, 6.50%, 12/15/2023	200
157	Series 2296, Class PD, 7.00%, 03/15/2031	175
48	Series 2306, Class K, PO, 05/15/2024	45
116	Series 2306, Class SE, IF, IO, 8.01%, 05/15/2024 (z)	19
76	Series 2313, Class LA, 6.50%, 05/15/2031	88
140	Series 2325, Class PM, 7.00%, 06/15/2031	157
323	Series 2332, Class ZH, 7.00%, 07/15/2031	362
91	Series 2333, Class HC, 6.00%, 07/15/2031	100
1,987	Series 2344, Class ZD, 6.50%, 08/15/2031	2,287
191	Series 2344, Class ZJ, 6.50%, 08/15/2031	213
156	Series 2345, Class NE, 6.50%, 08/15/2031	172
17	Series 2347, Class VP, 6.50%, 03/15/2020	17

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
174	Series 2351, Class PZ, 6.50%, 08/15/2031	198
326	Series 2359, Class ZB, 8.50%, 06/15/2031	370
176	Series 2367, Class ME, 6.50%, 10/15/2031	197
161	Series 2388, Class FB, 2.19%, 01/15/2029 (z)	163
211	Series 2399, Class OH, 6.50%, 01/15/2032	233
297	Series 2399, Class TH, 6.50%, 01/15/2032	329
364	Series 2410, Class NG, 6.50%, 02/15/2032	404
217	Series 2410, Class OE, 6.38%, 02/15/2032	233
389	Series 2410, Class QS, IF, 15.37%, 02/15/2032 (z)	515
165	Series 2410, Class QX, IF, IO, 7.06%, 02/15/2032 (z)	36
442	Series 2412, Class SP, IF, 12.92%, 02/15/2032 (z)	529
930	Series 2418, Class FO, 2.49%, 02/15/2032 (z)	950
351	Series 2420, Class XK, 6.50%, 02/15/2032	389
316	Series 2423, Class MC, 7.00%, 03/15/2032	354
386	Series 2423, Class MT, 7.00%, 03/15/2032	435
473	Series 2423, Class TB, 6.50%, 03/15/2032	533
495	Series 2430, Class WF, 6.50%, 03/15/2032	554
698	Series 2434, Class TC, 7.00%, 04/15/2032	779
1,113	Series 2434, Class ZA, 6.50%, 04/15/2032	1,255
765	Series 2435, Class CJ, 6.50%, 04/15/2032	847
230	Series 2436, Class MC, 7.00%, 04/15/2032	254
123	Series 2441, Class GF, 6.50%, 04/15/2032	136
320	Series 2444, Class ES, IF, IO, 6.36%, 03/15/2032 (z)	61
311	Series 2450, Class GZ, 7.00%, 05/15/2032	352
209	Series 2450, Class SW, IF, IO, 6.41%, 03/15/2032 (z)	37

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

362	Series 2455, Class GK, 6.50%, 05/15/2032	397
333	Series 2458, Class ZM, 6.50%, 06/15/2032	362
228	Series 2466, Class DH, 6.50%, 06/15/2032	258
439	Series 2466, Class PH, 6.50%, 06/15/2032	486
349	Series 2474, Class NR, 6.50%, 07/15/2032	393
772	Series 2475, Class S, IF, IO, 6.41%, 02/15/2032 (z)	147
514	Series 2484, Class LZ, 6.50%, 07/15/2032	585
495	Series 2500, Class MC, 6.00%, 09/15/2032	544
538	Series 2512, Class PG, 5.50%, 10/15/2022	562
176	Series 2535, Class BK, 5.50%, 12/15/2022	183
881	Series 2543, Class YX, 6.00%, 12/15/2032	962
454	Series 2544, Class HC, 6.00%, 12/15/2032	505
632	Series 2552, Class ME, 6.00%, 01/15/2033	699
479	Series 2567, Class QD, 6.00%, 02/15/2033	529
486	Series 2571, Class FY, 2.34%, 12/15/2032 (z)	496
57	Series 2571, Class SK, HB, IF, 27.65%, 09/15/2023 (z)	80
287	Series 2571, Class SY, IF, 14.79%, 12/15/2032 (z)	359
2,302	Series 2575, Class ME, 6.00%, 02/15/2033	2,510
1,270	Series 2586, Class HD, 5.50%, 03/15/2023	1,351
257	Series 2586, Class WI, IO, 6.50%, 03/15/2033	48
1,273	Series 2595, Class HC, 5.50%, 04/15/2023	1,361
387	Series 2596, Class QG, 6.00%, 03/15/2033	405
6	Series 2611, Class UH, 4.50%, 05/15/2018	6
7	Series 2626, Class NS, IF, IO, 4.96%, 06/15/2023 (z)	—	(h)
866	Series 2631, Class SA, IF, 11.94%, 06/15/2033 (z)	1,042

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
64	Series 2636, Class Z, 4.50%, 06/15/2018	65
8	Series 2637, Class SA, IF, IO, 4.51%, 06/15/2018 (z)	—	(h)
96	Series 2638, Class DS, IF, 7.01%, 07/15/2023 (z)	100
4	Series 2642, Class SL, IF, 6.01%, 07/15/2033 (z)	4
47	Series 2650, Class SO, PO, 12/15/2032	47
77	Series 2651, Class VZ, 4.50%, 07/15/2018	77
6,745	Series 2653, Class PZ, 5.00%, 07/15/2033	7,296
263	Series 2671, Class S, IF, 11.85%, 09/15/2033 (z)	314
257	Series 2692, Class SC, IF, 10.11%, 07/15/2033 (z)	293
2,153	Series 2709, Class PG, 5.00%, 11/15/2023	2,237
547	Series 2710, Class HB, 5.50%, 11/15/2023	573
222	Series 2720, Class PC, 5.00%, 12/15/2023	232
1,979	Series 2722, Class PF, 2.19%, 12/15/2033 (z)	1,991
7,160	Series 2733, Class SB, IF, 6.58%, 10/15/2033 (z)	7,454
87	Series 2744, Class PE, 5.50%, 02/15/2034	89
80	Series 2748, Class KO, PO, 10/15/2023	80
93	Series 2758, Class AO, PO, 03/15/2019	92
127	Series 2780, Class SY, IF, 13.01%, 11/15/2033 (z)	160
1,828	Series 2802, Class OH, 6.00%, 05/15/2034	1,956
67	Series 2835, Class QO, PO, 12/15/2032	56
1	Series 2840, Class JO, PO, 06/15/2023	1
615	Series 2903, Class Z, 5.00%, 12/15/2024	649
488	Series 2929, Class MS, HB, IF, 21.17%, 02/15/2035 (z)	613
785	Series 2934, Class EC, PO, 02/15/2020	770
234	Series 2934, Class HI, IO, 5.00%, 02/15/2020	8
126	Series 2934, Class KI, IO, 5.00%, 02/15/2020	4
11	Series 2945, Class SA, IF, 9.44%, 03/15/2020 (z)	11
186	Series 2967, Class S, HB, IF, 25.09%, 04/15/2025 (z)	227
9,187	Series 2968, Class EH, 6.00%, 04/15/2035	10,148

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

693	Series 2981, Class FA, 1.99%, 05/15/2035 (z)	695
779	Series 2988, Class AF, 1.89%, 06/15/2035 (z)	777
1	Series 2989, PO, 06/15/2023	1
392	Series 2990, Class GO, PO, 02/15/2035	348
669	Series 2990, Class SL, IF, 18.67%, 06/15/2034 (z)	787
29	Series 2990, Class WP, IF, 12.93%, 06/15/2035 (z)	33
71	Series 3014, Class OD, PO, 08/15/2035	63
91	Series 3022, Class SX, IF, 12.91%, 08/15/2025 (z)	103
286	Series 3029, Class SO, PO, 09/15/2035	256
215	Series 3051, Class DP, HB, IF, 21.04%, 10/15/2025 (z)	292
377	Series 3064, Class SG, IF, 14.71%, 11/15/2035 (z)	480
1	Series 3068, Class AO, PO, 01/15/2035	1
635	Series 3077, Class TO, PO, 04/15/2035	573
658	Series 3085, Class WF, 2.39%, 08/15/2035 (z)	673
1,461	Series 3101, Class UZ, 6.00%, 01/15/2036	1,642
108	Series 3102, Class HS, IF, 18.75%, 01/15/2036 (z)	146
1,220	Series 3117, Class AO, PO, 02/15/2036	1,116
328	Series 3117, Class EO, PO, 02/15/2036	279
402	Series 3117, Class OG, PO, 02/15/2036	359
284	Series 3117, Class OK, PO, 02/15/2036	241
724	Series 3122, Class OH, PO, 03/15/2036	642
674	Series 3122, Class OP, PO, 03/15/2036	614
20	Series 3122, Class ZB, 6.00%, 03/15/2036	26
82	Series 3134, PO, 03/15/2036	71
953	Series 3137, Class XP, 6.00%, 04/15/2036	1,048
435	Series 3138, PO, 04/15/2036	383
1,386	Series 3147, PO, 04/15/2036	1,264
124	Series 3149, Class SO, PO, 05/15/2036	96
398	Series 3151, PO, 05/15/2036	345
607	Series 3153, Class EO, PO, 05/15/2036	508
267	Series 3164, Class MG, 6.00%, 06/15/2036	295
1,333	Series 3171, Class MO, PO, 06/15/2036	1,205
287	Series 3179, Class OA, PO, 07/15/2036	249
1,313	Series 3181, Class AZ, 6.50%, 07/15/2036	1,483

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
93	Series 3194, Class SA, IF, IO, 5.51%, 07/15/2036 (z)	8
880	Series 3195, Class PD, 6.50%, 07/15/2036	974
419	Series 3200, PO, 08/15/2036	359
1,887	Series 3200, Class AY, 5.50%, 08/15/2036	2,041
6,431	Series 3202, Class HI, IF, IO, 5.06%, 08/15/2036 (z)	964
253	Series 3213, Class OA, PO, 09/15/2036	228
185	Series 3218, Class AO, PO, 09/15/2036	143
807	Series 3219, Class DI, IO, 6.00%, 04/15/2036	166
485	Series 3225, Class EO, PO, 10/15/2036	417
629	Series 3232, Class ST, IF, IO, 5.11%, 10/15/2036 (z)	83
120	Series 3233, Class OP, PO, 05/15/2036	103
133	Series 3253, PO, 12/15/2021	132
239	Series 3256, PO, 12/15/2036	201
432	Series 3260, Class CS, IF, IO, 4.55%, 01/15/2037 (z)	63
242	Series 3261, Class OA, PO, 01/15/2037	206
750	Series 3274, Class B, 6.00%, 02/15/2037	819
83	Series 3274, Class JO, PO, 02/15/2037	73
493	Series 3275, Class FL, 2.03%, 02/15/2037 (z)	494
1,939	Series 3284, Class CB, 5.00%, 03/15/2022	1,973
134	Series 3286, PO, 03/15/2037	124
658	Series 3290, Class SB, IF, IO, 4.86%, 03/15/2037 (z)	74
732	Series 3302, Class UT, 6.00%, 04/15/2037	801
507	Series 3305, Class MG, IF, 3.81%, 07/15/2034 (z)	533
978	Series 3315, Class HZ, 6.00%, 05/15/2037	992
470	Series 3316, PO, 05/15/2037	422
24	Series 3318, Class AO, PO, 05/15/2037	18
60	Series 3326, Class JO, PO, 06/15/2037	55
266	Series 3331, PO, 06/15/2037	235
560	Series 3344, Class SL, IF, IO, 5.01%, 07/15/2037 (z)	64
374	Series 3365, PO 09/15/2037	339
183	Series 3371, Class FA, 2.19%, 09/15/2037 (z)	185
309	Series 3373, Class TO, PO, 04/15/2037	277
1,934	Series 3383, Class SA, IF, IO, 4.86%, 11/15/2037 (z)	235

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,042	Series 3387, Class SA, IF, IO, 4.83%, 11/15/2037 (z)	316
1,246	Series 3393, Class JO, PO, 09/15/2032	1,093
3,570	Series 3404, Class SC, IF, IO, 4.41%, 01/15/2038 (z)	486
140	Series 3422, Class SE, IF, 13.48%, 02/15/2038 (z)	160
3,119	Series 3423, Class PB, 5.50%, 03/15/2038	3,386
1,467	Series 3424, Class PI, IF, IO, 5.21%, 04/15/2038 (z)	194
229	Series 3443, Class SY, IF, 9.00%, 03/15/2037 (z)	267
635	Series 3453, Class B, 5.50%, 05/15/2038	668
1,646	Series 3455, Class SE, IF, IO, 4.61%, 06/15/2038 (z)	225
165	Series 3461, Class LZ, 6.00%, 06/15/2038	179
4,216	Series 3461, Class Z, 6.00%, 06/15/2038	4,531
2,871	Series 3481, Class SJ, IF, IO, 4.26%, 08/15/2038 (z)	338
2,136	Series 3501, Class CB, 5.50%, 01/15/2039	2,312
660	Series 3510, Class OD, PO, 02/15/2037	587
1,050	Series 3511, Class SA, IF, IO, 4.41%, 02/15/2039 (z)	131
244	Series 3523, Class SD, IF, 15.30%, 06/15/2036 (z)	305
1,354	Series 3531, Class SA, IF, IO, 4.71%, 05/15/2039 (z)	92
410	Series 3531, Class SM, IF, IO, 4.51%, 05/15/2039 (z)	25
1,002	Series 3546, Class A, 3.10%, 02/15/2039 (z)	1,022
479	Series 3549, Class FA, 2.79%, 07/15/2039 (z)	490
2,661	Series 3607, PO, 05/15/2037	2,205
791	Series 3607, Class AO, PO, 04/15/2036	666
1,450	Series 3607, Class BO, PO, 04/15/2036	1,240
2,283	Series 3607, Class OP, PO, 07/15/2037	1,946
1,245	Series 3607, Class TO, PO, 10/15/2039	1,031
1,197	Series 3608, Class SC, IF, IO, 4.66%, 12/15/2039 (z)	173
1,284	Series 3611, PO, 07/15/2034	1,092
1,794	Series 3614, Class QB, 4.00%, 12/15/2024	1,857
1,245	Series 3621, Class BO, PO, 01/15/2040	1,076
3,870	Series 3632, Class BS, IF, 12.21%, 02/15/2040 (z)	4,580

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
674	Series 3645, Class KZ, 5.50%, 08/15/2036	703
6,098	Series 3654, Class DC, 5.00%, 04/15/2030	6,598
2,217	Series 3659, Class VE, 5.00%, 03/15/2026	2,285
7,314	Series 3680, Class MA, 4.50%, 07/15/2039	7,634
6,278	Series 3684, Class CY, 4.50%, 06/15/2025	6,623
523	Series 3688, Class CU, 6.86%, 11/15/2021 (z)	534
8,098	Series 3688, Class GT, 7.30%, 11/15/2046 (z)	9,209
16,255	Series 3704, Class CT, 7.00%, 12/15/2036	18,393
6,590	Series 3704, Class DT, 7.50%, 11/15/2036	7,501
5,532	Series 3704, Class ET, 7.50%, 12/15/2036	6,444
2,603	Series 3710, Class FL, 2.09%, 05/15/2036 (z)	2,614
5,625	Series 3740, Class SB, IF, IO, 4.41%, 10/15/2040 (z)	717
4,382	Series 3740, Class SC, IF, IO, 4.41%, 10/15/2040 (z)	510
1,851	Series 3747, Class HI, IO, 4.50%, 07/15/2037	32
2,702	Series 3759, Class HI, IO, 4.00%, 08/15/2037	101
1,608	Series 3760, Class GI, IO, 4.00%, 10/15/2037	48
758	Series 3760, Class NI, IO, 4.00%, 10/15/2037	13
794	Series 3779, Class IH, IO, 4.00%, 11/15/2034	8
6,000	Series 3793, Class AB, 3.50%, 01/15/2026	6,164
3,593	Series 3795, Class EI, IO, 5.00%, 10/15/2039	478
1,573	Series 3800, Class AI, IO, 4.00%, 11/15/2029	120
1,072	Series 3801, Class GB, 4.50%, 11/15/2040	1,124
14,090	Series 3802, Class LS, IF, IO, 1.58%, 01/15/2040 (z)	855
7,821	Series 3819, Class ZQ, 6.00%, 04/15/2036	8,565
3,023	Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	3,064

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,054	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	10,026
10,326	Series 3860, Class PZ, 5.00%, 05/15/2041	11,260
1,158	Series 3895, Class WA, 5.70%, 10/15/2038 (z)	1,273
3,051	Series 3920, Class LP, 5.00%, 01/15/2034	3,220
6,883	Series 3957, Class B, 4.00%, 11/15/2041	7,038
1,783	Series 3966, Class BF, 2.09%, 10/15/2040 (z)	1,793
3,835	Series 3966, Class NA, 4.00%, 12/15/2041	3,973
5,789	Series 3998, Class GF, 2.04%, 05/15/2036 (z)	5,813
8,905	Series 4012, Class FN, 2.09%, 03/15/2042 (z)	8,961
3,576	Series 4032, Class TO, PO, 07/15/2037	3,166
8,181	Series 4048, Class FB, 1.99%, 10/15/2041 (z)	8,226
12,026	Series 4048, Class FJ, 1.97%, 07/15/2037 (z)	12,031
1,427	Series 4073, Class MF, 2.04%, 08/15/2039 (z)	1,430
4,064	Series 4077, Class FB, 2.09%, 07/15/2042 (z)	4,083
4,935	Series 4087, Class FA, 2.04%, 05/15/2039 (z)	4,916
4,515	Series 4095, Class FB, 1.99%, 04/15/2039 (z)	4,532
1,794	Series 4217, Class KY, 3.00%, 06/15/2043	1,668
5,685	Series 4219, Class JA, 3.50%, 08/15/2039	5,787
4,297	Series 4238, Class WY, 3.00%, 08/15/2033	4,141
5,456	Series 4257, Class DZ, 2.50%, 10/15/2043	4,587
11,926	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	12,148
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)
701	Series 197, PO, Zero Coupon, 04/01/2028	625
1,467	Series 233, Class 11, IO, 5.00%, 09/15/2035	324
1,225	Series 233, Class 12, IO, 5.00%, 09/15/2035	273
2,281	Series 233, Class 13, IO, 5.00%, 09/15/2035	485

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
4,255	Series 239, Class S30, IF, IO, 6.11%, 08/15/2036 (z)	750
188	Series 243, Class 16, IO, 4.50%, 11/15/2020	4
145	Series 243, Class 17, IO, 4.50%, 12/15/2020	4
47,506	Series 262, Class 35, 3.50%, 07/15/2042	47,680
22,752	Series 264, Class F1, 2.14%, 07/15/2042 (z)	23,025
9,095	Series 270, Class F1, 2.09%, 08/15/2042 (z)	9,171
5,096	Series 299, Class 300, 3.00%, 01/15/2043	5,035
9,918	Series 310, PO, Zero Coupon, 09/15/2043	7,603
	FHLMC Structured Pass-Through Securities Certificates,
564	Series T-41, Class 3A, 7.50%, 07/25/2032 (z)	589
2,359	Series T-42, Class A5, 7.50%, 02/25/2042	2,673
1,739	Series T-48, Class 1A, 5.07%, 07/25/2033 (z)	1,841
391	Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	454
2,374	Series T-54, Class 2A, 6.50%, 02/25/2043	2,695
792	Series T-54, Class 3A, 7.00%, 02/25/2043	899
5,486	Series T-56, Class A5, 5.23%, 05/25/2043	5,984
577	Series T-57, Class 1A3, 7.50%, 07/25/2043	676
222	Series T-57, Class 1AP, PO, 07/25/2043	186
3,056	Series T-58, Class 4A, 7.50%, 09/25/2043	3,542
253	Series T-58, Class APO, PO, 09/25/2043	203
3,184	Series T-59, Class 1A2, 7.00%, 10/25/2043	3,641
287	Series T-59, Class 1AP, PO, 10/25/2043	219
5,143	Series T-62, Class 1A1, 2.26%, 10/25/2044 (z)	5,214
13,387	Series T-76, Class 2A, 4.10%, 10/25/2037 (z)	13,452
	First Horizon Alternative Mortgage Securities Trust,
1,035	Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	879
8,549	Series 2007-FA4, Class 1A2, IF, IO, 4.03%, 08/25/2037 (z) (bb)	1,430
	First Horizon Mortgage Pass-Through Trust,
206	Series 2004-AR7, Class 2A2, 3.74%, 02/25/2035 (z)	208
1,275	Series 2005-AR1, Class 2A2, 3.49%, 04/25/2035 (z)	1,299

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		FNMA Grantor Trust,
821		Series 1999-T2, Class A1, 7.50%, 01/19/2039 (z)	894
1,241		Series 2001-T3, Class A1, 7.50%, 11/25/2040	1,402
1,293		Series 2002-T16, Class A2, 7.00%, 07/25/2042	1,468
354		Series 2004-T1, Class 1A2, 6.50%, 01/25/2044	393
2,378		Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	2,709
1,442		Series 2004-T2, Class 2A, 4.01%, 07/25/2043 (z)	1,518
3,374		Series 2004-T3, Class 1A2, 6.50%, 02/25/2044	3,756
1,444		Series 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,637
298		Series 2004-T3, Class PT1, 10.20%, 01/25/2044 (z)	346
		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
5		Series 1989-70, Class G, 8.00%, 10/25/2019	5
2		Series 1989-78, Class H, 9.40%, 11/25/2019	2
4		Series 1989-83, Class H, 8.50%, 11/25/2019	4
2		Series 1989-89, Class H, 9.00%, 11/25/2019	2
2		Series 1990-1, Class D, 8.80%, 01/25/2020	2
1		Series 1990-7, Class B, 8.50%, 01/25/2020	1
1		Series 1990-60, Class K, 5.50%, 06/25/2020	1
2		Series 1990-63, Class H, 9.50%, 06/25/2020	2
1		Series 1990-93, Class G, 5.50%, 08/25/2020	1
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
—	(h)	Series 1990-95, Class J, HB, IO, 1,118.04%, 08/25/2020	—	(h)
15		Series 1990-102, Class J, 6.50%, 08/25/2020	16
8		Series 1990-120, Class H, 9.00%, 10/25/2020	8
1		Series 1990-134, Class SC, IF, 19.17%, 11/25/2020 (z)	1

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
—	(h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/2020	—	(h)
—	(h)	Series 1991-7, Class K, HB, IO, 908.50%, 02/25/2021	—	(h)
2		Series 1991-24, Class Z, 5.00%, 03/25/2021	2
2		Series 1991-42, Class S, IF, 14.84%, 05/25/2021 (z)	2
1		Series 1992-101, Class J, 7.50%, 06/25/2022	1
123		Series 1992-117, Class MA, 8.00%, 07/25/2022	133
17		Series 1992-136, Class PK, 6.00%, 08/25/2022	18
12		Series 1992-143, Class MA, 5.50%, 09/25/2022	13
127		Series 1992-150, Class M, 8.00%, 09/25/2022	137
46		Series 1992-163, Class M, 7.75%, 09/25/2022	49
63		Series 1992-188, Class PZ, 7.50%, 10/25/2022	68
29		Series 1993-21, Class KA, 7.70%, 03/25/2023	31
72		Series 1993-25, Class J, 7.50%, 03/25/2023	77
11		Series 1993-27, Class SA, IF, 15.50%, 02/25/2023 (z)	14
185		Series 1993-37, Class PX, 7.00%, 03/25/2023	197
62		Series 1993-54, Class Z, 7.00%, 04/25/2023	66
709		Series 1993-56, Class PZ, 7.00%, 05/25/2023	763
30		Series 1993-62, Class SA, IF, 18.78%, 04/25/2023 (z)	36
365		Series 1993-99, Class Z, 7.00%, 07/25/2023	391
17		Series 1993-122, Class M, 6.50%, 07/25/2023	18
331		Series 1993-136, Class ZB, 5.39%, 07/25/2023 (z)	353
575		Series 1993-141, Class Z, 7.00%, 08/25/2023	614
17		Series 1993-165, Class SD, IF, 13.26%, 09/25/2023 (z)	19
21		Series 1993-165, Class SK, IF, 12.50%, 09/25/2023 (z)	23
31		Series 1993-178, Class PK, 6.50%, 09/25/2023	33

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15	Series 1993-179, Class SB, HB, IF, 26.46%, 10/25/2023 (z)	19
10	Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (z)	11
452	Series 1993-183, Class KA, 6.50%, 10/25/2023	503
188	Series 1993-189, Class PL, 6.50%, 10/25/2023	201
27	Series 1993-205, Class H, PO, 09/25/2023	26
47	Series 1993-225, Class UB, 6.50%, 12/25/2023	50
14	Series 1993-230, Class FA, 2.22%, 12/25/2023 (z)	14
37	Series 1993-247, Class FE, 2.62%, 12/25/2023 (z)	38
46	Series 1993-247, Class SA, HB, IF, 27.68%, 12/25/2023 (z)	60
17	Series 1993-247, Class SU, IF, 12.20%, 12/25/2023 (z)	20
3	Series 1994-9, Class E, PO, 11/25/2023	3
151	Series 1994-37, Class L Shares, 6.50%, 03/25/2024	161
839	Series 1994-40, Class Z, 6.50%, 03/25/2024	898
1,229	Series 1994-62, Class PK, 7.00%, 04/25/2024	1,311
551	Series 1994-63, Class PK, 7.00%, 04/25/2024	598
30	Series 1995-2, Class Z, 8.50%, 01/25/2025	32
173	Series 1995-19, Class Z, 6.50%, 11/25/2023	192
291	Series 1996-14, Class SE, IF, IO, 8.10%, 08/25/2023 (z)	42
308	Series 1996-48, Class Z, 7.00%, 11/25/2026	333
25	Series 1996-59, Class J, 6.50%, 08/25/2022	26
154	Series 1997-20, IO, 1.84%, 03/25/2027 (z)	4
50	Series 1997-20, Class IB, IO, 1.84%, 03/25/2027 (z)	1
57	Series 1997-27, Class J, 7.50%, 04/18/2027	64
83	Series 1997-29, Class J, 7.50%, 04/20/2027	94
194	Series 1997-32, Class PG, 6.50%, 04/25/2027	216
320	Series 1997-39, Class PD, 7.50%, 05/20/2027	362

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
17	Series 1997-42, Class ZC, 6.50%, 07/18/2027	19
280	Series 1997-61, Class ZC, 7.00%, 02/25/2023	301
87	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	10
11	Series 1998-4, Class C, PO, 04/25/2023	11
108	Series 1998-36, Class ZB, 6.00%, 07/18/2028	120
56	Series 1998-43, Class SA, IF, IO, 16.30%, 04/25/2023 (z)	15
95	Series 1998-66, Class SB, IF, IO, 6.53%, 12/25/2028 (z)	8
63	Series 1999-17, Class C, 6.35%, 04/25/2029	67
246	Series 1999-18, Class Z, 5.50%, 04/18/2029	264
12	Series 1999-38, Class SK, IF, IO, 6.43%, 08/25/2023 (z)	1
27	Series 1999-52, Class NS, IF, 18.84%, 10/25/2023 (z)	35
95	Series 1999-62, Class PB, 7.50%, 12/18/2029	107
526	Series 2000-2, Class ZE, 7.50%, 02/25/2030	593
183	Series 2000-20, Class SA, IF, IO, 7.48%, 07/25/2030 (z)	26
25	Series 2000-52, IO, 8.50%, 01/25/2031	5
88	Series 2001-4, Class PC, 7.00%, 03/25/2021	91
57	Series 2001-7, Class PF, 7.00%, 03/25/2031	65
192	Series 2001-30, Class PM, 7.00%, 07/25/2031	216
335	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	74
370	Series 2001-36, Class DE, 7.00%, 08/25/2031	411
518	Series 2001-44, Class MY, 7.00%, 09/25/2031	585
96	Series 2001-44, Class PD, 7.00%, 09/25/2031	108
91	Series 2001-44, Class PU, 7.00%, 09/25/2031	102
568	Series 2001-48, Class Z, 6.50%, 09/25/2021	596
81	Series 2001-49, Class Z, 6.50%, 09/25/2031	90
64	Series 2001-52, Class KB, 6.50%, 10/25/2031	69

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

599	Series 2001-60, Class PX, 6.00%, 11/25/2031	657
246	Series 2001-60, Class QS, IF, 18.83%, 09/25/2031 (z)	326
611	Series 2001-61, Class Z, 7.00%, 11/25/2031	691
17	Series 2001-72, Class SX, IF, 13.69%, 12/25/2031 (z)	21
25	Series 2001-81, Class LO, PO, 01/25/2032	22
234	Series 2002-1, Class G, 7.00%, 07/25/2023	249
99	Series 2002-1, Class HC, 6.50%, 02/25/2022	104
61	Series 2002-1, Class SA, IF, 19.92%, 02/25/2032 (z)	79
37	Series 2002-1, Class UD, IF, 18.83%, 12/25/2023 (z)	47
592	Series 2002-5, Class PK, 6.00%, 02/25/2022	619
670	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	33
9	Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	11
1,575	Series 2002-15, Class ZA, 6.00%, 04/25/2032	1,756
20	Series 2002-21, Class LO, PO, 04/25/2032	17
287	Series 2002-21, Class PE, 6.50%, 04/25/2032	318
592	Series 2002-28, Class PK, 6.50%, 05/25/2032	655
241	Series 2002-37, Class Z, 6.50%, 06/25/2032	270
706	Series 2002-48, Class GH, 6.50%, 08/25/2032	791
765	Series 2002-54, Class PG, 6.00%, 09/25/2022	804
159	Series 2002-71, Class AP, 5.00%, 11/25/2032	165
108	Series 2002-77, Class S, IF, 11.51%, 12/25/2032 (z)	125
1,430	Series 2002-78, Class Z, 5.50%, 12/25/2032	1,475
321	Series 2002-83, Class CS, 6.88%, 08/25/2023	340
613	Series 2002-90, Class A1, 6.50%, 06/25/2042	692
210	Series 2003-9, Class NZ, 6.50%, 02/25/2033	228
276	Series 2003-14, Class TI, IO, 5.00%, 03/25/2033	35

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,356	Series 2003-17, Class EQ, 5.50%, 03/25/2023	1,421
2,404	Series 2003-22, Class UD, 4.00%, 04/25/2033	2,461
2,490	Series 2003-23, Class EQ, 5.50%, 04/25/2023	2,606
5	Series 2003-32, Class KC, 5.00%, 05/25/2018	5
1,026	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	214
434	Series 2003-34, Class AX, 6.00%, 05/25/2033	477
1,703	Series 2003-34, Class ED, 6.00%, 05/25/2033	1,796
12	Series 2003-34, Class GB, 6.00%, 03/25/2033	12
1,075	Series 2003-34, Class GE, 6.00%, 05/25/2033	1,153
73	Series 2003-35, Class EA, PO, 05/25/2033	62
106	Series 2003-39, IO, 6.00%, 05/25/2033 (z)	24
595	Series 2003-39, Class LW, 5.50%, 05/25/2023	625
122	Series 2003-42, Class GB, 4.00%, 05/25/2033	125
689	Series 2003-47, Class PE, 5.75%, 06/25/2033	759
156	Series 2003-52, Class SX, IF, 18.09%, 10/25/2031 (z)	224
272	Series 2003-64, Class SX, IF, 9.81%, 07/25/2033 (z)	306
873	Series 2003-71, Class DS, IF, 5.37%, 08/25/2033 (z)	865
2,492	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	424
1,187	Series 2003-73, Class HC, 5.50%, 08/25/2033	1,285
81	Series 2003-74, Class SH, IF, 7.25%, 08/25/2033 (z)	90
57	Series 2003-81, Class HC, 4.75%, 09/25/2018	57
251	Series 2003-83, Class PG, 5.00%, 06/25/2023	254
182	Series 2003-91, Class SD, IF, 9.80%, 09/25/2033 (z)	204
8,591	Series 2003-105, Class AZ, 5.50%, 10/25/2033	9,294
1,341	Series 2003-116, Class SB, IF, IO, 5.98%, 11/25/2033 (z)	221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,868	Series 2003-122, Class ZJ, 6.00%, 12/25/2033	7,810
182	Series 2003-130, Class CS, IF, 10.86%, 12/25/2033 (z)	190
60	Series 2003-130, Class SX, IF, 9.09%, 01/25/2034 (z)	67
148	Series 2003-131, Class SK, IF, 12.96%, 01/25/2034 (z)	167
63	Series 2003-132, Class OA, PO, 08/25/2033	59
824	Series 2004-4, Class QI, IF, IO, 5.48%, 06/25/2033 (z)	48
613	Series 2004-4, Class QM, IF, 10.96%, 06/25/2033 (z)	669
229	Series 2004-10, Class SC, HB, IF, 22.12%, 02/25/2034 (z)	253
2,403	Series 2004-17, Class H, 5.50%, 04/25/2034	2,616
21	Series 2004-21, Class AE, 4.00%, 04/25/2019	21
677	Series 2004-25, Class SA, IF, 15.07%, 04/25/2034 (z)	854
1,132	Series 2004-28, Class PF, 2.02%, 03/25/2034 (z)	1,136
2,754	Series 2004-36, Class FA, 2.02%, 05/25/2034 (z)	2,769
137	Series 2004-36, Class PC, 5.50%, 02/25/2034	138
1,178	Series 2004-36, Class SA, IF, 15.07%, 05/25/2034 (z)	1,464
153	Series 2004-36, Class SN, IF, 10.96%, 07/25/2033 (z)	156
1,234	Series 2004-46, Class EP, PO, 03/25/2034	1,107
253	Series 2004-46, Class QB, IF, 17.52%, 05/25/2034 (z)	326
178	Series 2004-46, Class SK, IF, 12.04%, 05/25/2034 (z)	217
4,481	Series 2004-50, Class VZ, 5.50%, 07/25/2034	4,767
168	Series 2004-51, Class SY, IF, 11.00%, 07/25/2034 (z)	196
151	Series 2004-53, Class NC, 5.50%, 07/25/2024	159
132	Series 2004-59, Class BG, PO, 12/25/2032	113
73	Series 2004-61, Class SH, IF, 17.51%, 11/25/2032 (z)	99
198	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	221
1,436	Series 2004-65, Class EY, 5.50%, 08/25/2024	1,525

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
183	Series 2004-74, Class SW, IF, 12.32%, 11/25/2031 (z)	230
304	Series 2004-79, Class S, IF, 15.34%, 08/25/2032 (z)	317
171	Series 2004-79, Class SP, IF, 15.34%, 11/25/2034 (z)	187
28	Series 2004-81, Class AC, 4.00%, 11/25/2019	28
2,257	Series 2004-81, Class JG, 5.00%, 11/25/2024	2,360
1,492	Series 2004-87, Class F, 2.37%, 01/25/2034 (z)	1,524
1,267	Series 2005-25, Class PF, 1.97%, 04/25/2035 (z)	1,270
95	Series 2005-42, Class PS, IF, 12.95%, 05/25/2035 (z)	107
5	Series 2005-52, Class PA, 6.50%, 06/25/2035	5
877	Series 2005-56, Class S, IF, IO, 5.09%, 07/25/2035 (z)	125
407	Series 2005-56, Class TP, IF, 13.29%, 08/25/2033 (z)	461
70	Series 2005-57, Class CD, HB, IF, 19.05%, 01/25/2035 (z)	75
383	Series 2005-59, Class SU, IF, 17.40%, 06/25/2035 (z)	493
328	Series 2005-66, Class SG, IF, 13.32%, 07/25/2035 (z)	408
1,334	Series 2005-67, Class EY, 5.50%, 08/25/2025	1,431
1,250	Series 2005-68, Class PG, 5.50%, 08/25/2035	1,345
273	Series 2005-68, Class UC, 5.00%, 06/25/2035	277
531	Series 2005-72, Class SB, IF, 12.82%, 08/25/2035 (z)	634
458	Series 2005-73, Class PS, IF, 12.65%, 08/25/2035 (z)	543
8,470	Series 2005-73, Class ZB, 5.50%, 08/25/2035	8,476
324	Series 2005-74, Class CP, IF, 18.81%, 05/25/2035 (z)	389
1,411	Series 2005-74, Class CS, IF, 15.56%, 05/25/2035 (z)	1,692
970	Series 2005-74, Class SK, IF, 15.67%, 05/25/2035 (z)	1,172
137	Series 2005-75, Class SV, IF, 17.72%, 09/25/2035 (z)	171
1,196	Series 2005-84, Class XM, 5.75%, 10/25/2035	1,297

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

180	Series 2005-90, PO, 09/25/2035	168
495	Series 2005-90, Class ES, IF, 12.82%, 10/25/2035 (z)	573
772	Series 2005-93, Class MF, 1.87%, 08/25/2034 (z)	772
2,501	Series 2005-106, Class US, IF, 18.62%, 11/25/2035 (z)	3,451
228	Series 2005-109, Class PC, 6.00%, 12/25/2035	246
5,075	Series 2005-110, Class GL, 5.50%, 12/25/2035	5,578
937	Series 2005-121, Class DX, 5.50%, 01/25/2026	991
2,918	Series 2006-8, Class JZ, 5.50%, 03/25/2036	3,204
7,472	Series 2006-8, Class WN, IF, IO, 5.08%, 03/25/2036 (z)	1,270
2,038	Series 2006-8, Class WQ, PO, 03/25/2036	1,655
187	Series 2006-11, Class PS, IF, 18.62%, 03/25/2036 (z)	276
2,719	Series 2006-12, Class BZ, 5.50%, 03/25/2036	2,980
88	Series 2006-15, Class OT, PO, 01/25/2036	86
816	Series 2006-16, Class HZ, 5.50%, 03/25/2036	873
228	Series 2006-16, Class OA, PO, 03/25/2036	200
695	Series 2006-22, Class AO, PO, 04/25/2036	613
1,378	Series 2006-23, Class FK, 1.87%, 04/25/2036 (z)	1,366
311	Series 2006-23, Class KO, PO, 04/25/2036	280
681	Series 2006-27, Class OH, PO, 04/25/2036	605
228	Series 2006-33, Class LS, HB, IF, 22.86%, 05/25/2036 (z)	337
407	Series 2006-39, Class WC, 5.50%, 01/25/2036	430
187	Series 2006-43, PO, 06/25/2036	165
563	Series 2006-43, Class DO, PO, 06/25/2036	507
380	Series 2006-44, Class GO, PO, 06/25/2036	324
981	Series 2006-44, Class P, PO, 12/25/2033	814
430	Series 2006-46, Class FW, 2.02%, 06/25/2036 (z)	431
69	Series 2006-46, Class SW, IF, 18.26%, 06/25/2036 (z)	97
658	Series 2006-46, Class UC, 5.50%, 12/25/2035	698
1,259	Series 2006-50, Class JO, PO, 06/25/2036	1,049
1,554	Series 2006-50, Class PS, PO, 06/25/2036	1,365
1,594	Series 2006-53, Class US, IF, IO, 4.96%, 06/25/2036 (z)	221

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,615	Series 2006-56, Class FC, 1.91%, 07/25/2036 (z)	3,609
233	Series 2006-58, PO, 07/25/2036	200
119	Series 2006-58, Class AP, PO, 07/25/2036	104
377	Series 2006-58, Class FL, 2.08%, 07/25/2036 (z)	380
602	Series 2006-58, Class IG, IF, IO, 4.90%, 07/25/2036 (z)	89
6	Series 2006-59, Class QO, PO, 01/25/2033	6
212	Series 2006-60, Class AK, HB, IF, 22.32%, 07/25/2036 (z)	324
601	Series 2006-60, Class DO, PO, 04/25/2035	583
166	Series 2006-62, Class PS, HB, IF, 30.18%, 07/25/2036 (z)	264
2,229	Series 2006-63, Class ZH, 6.50%, 07/25/2036	2,527
439	Series 2006-65, Class QO, PO, 07/25/2036	377
5,024	Series 2006-71, Class ZL, 6.00%, 07/25/2036	5,480
794	Series 2006-72, Class GO, PO, 08/25/2036	702
147	Series 2006-72, Class TO, PO, 08/25/2036	132
1,739	Series 2006-77, Class PC, 6.50%, 08/25/2036	1,922
344	Series 2006-78, Class BZ, 6.50%, 08/25/2036	374
1,349	Series 2006-79, Class DF, 1.97%, 08/25/2036 (z)	1,350
319	Series 2006-79, Class DO, PO, 08/25/2036	281
440	Series 2006-79, Class OP, PO, 08/25/2036	395
173	Series 2006-85, Class MZ, 6.50%, 09/25/2036	188
441	Series 2006-86, Class OB, PO, 09/25/2036	393
420	Series 2006-90, Class AO, PO, 09/25/2036	378
192	Series 2006-94, Class GK, HB, IF, 25.15%, 10/25/2026 (z)	256
251	Series 2006-95, Class SG, HB, IF, 19.72%, 10/25/2036 (z)	374
115	Series 2006-109, PO, 11/25/2036	100
684	Series 2006-110, PO, 11/25/2036	582
313	Series 2006-111, Class EO, PO, 11/25/2036	276
261	Series 2006-113, PO, 07/25/2036	250
74	Series 2006-115, Class ES, HB, IF, 20.08%, 12/25/2036 (z)	104
373	Series 2006-115, Class OK, PO, 12/25/2036	306
1,520	Series 2006-117, Class GS, IF, IO, 5.03%, 12/25/2036 (z)	192

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

981	Series 2006-118, Class A1, 1.68%, 12/25/2036 (z)	964
3,762	Series 2006-118, Class A2, 1.68%, 12/25/2036 (z)	3,718
151	Series 2006-119, PO, 12/25/2036	133
357	Series 2006-128, PO, 01/25/2037	306
437	Series 2006-128, Class BP, 5.50%, 01/25/2037	454
1,100	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	166
73	Series 2007-1, Class SD, HB, IF, 29.28%, 02/25/2037 (z)	185
810	Series 2007-7, Class SG, IF, IO, 4.88%, 08/25/2036 (z)	188
1,237	Series 2007-10, Class FD, 1.87%, 02/25/2037 (z)	1,233
2,589	Series 2007-14, Class ES, IF, IO, 4.82%, 03/25/2037 (z)	347
288	Series 2007-14, Class OP, PO, 03/25/2037	254
229	Series 2007-15, Class NO, PO, 03/25/2022	220
651	Series 2007-16, Class FC, 2.37%, 03/25/2037 (z)	669
868	Series 2007-18, Class MZ, 6.00%, 03/25/2037	933
80	Series 2007-22, Class SC, IF, IO, 4.46%, 03/25/2037 (z)	6
1,043	Series 2007-28, Class EO, PO, 04/25/2037	935
552	Series 2007-29, Class SG, IF, 17.26%, 04/25/2037 (z)	733
552	Series 2007-35, Class SI, IF, IO, 4.48%, 04/25/2037 (z)	52
173	Series 2007-42, Class AO, PO, 05/25/2037	157
2,021	Series 2007-42, Class B, 6.00%, 05/25/2037	2,186
545	Series 2007-43, Class FL, 1.92%, 05/25/2037 (z)	544
2,027	Series 2007-53, Class SH, IF, IO, 4.48%, 06/25/2037 (z)	264
3,101	Series 2007-54, Class FA, 2.02%, 06/25/2037 (z)	3,100
626	Series 2007-54, Class WI, IF, IO, 4.48%, 06/25/2037 (z)	89
7,470	Series 2007-60, Class AX, IF, IO, 5.53%, 07/25/2037 (z)	1,448
437	Series 2007-62, Class SE, IF, 12.45%, 07/25/2037 (z)	500
661	Series 2007-64, Class FB, 1.99%, 07/25/2037 (z)	662
1,775	Series 2007-65, Class KI, IF, IO, 5.00%, 07/25/2037 (z)	214

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
712	Series 2007-67, PO, 07/25/2037	631
1,795	Series 2007-70, Class Z, 5.50%, 07/25/2037	1,969
4,316	Series 2007-72, Class EK, IF, IO, 4.78%, 07/25/2037 (z)	560
453	Series 2007-76, Class AZ, 5.50%, 08/25/2037	479
772	Series 2007-76, Class ZG, 6.00%, 08/25/2037	827
722	Series 2007-77, Class FG, 2.12%, 03/25/2037 (z)	726
220	Series 2007-78, Class CB, 6.00%, 08/25/2037	241
958	Series 2007-78, Class PE, 6.00%, 08/25/2037	1,039
649	Series 2007-79, Class SB, IF, 18.07%, 08/25/2037 (z)	938
1,108	Series 2007-81, Class GE, 6.00%, 08/25/2037	1,152
156	Series 2007-85, Class SL, IF, 12.10%, 09/25/2037 (z)	184
2,324	Series 2007-88, Class VI, IF, IO, 4.92%, 09/25/2037 (z)	358
2,475	Series 2007-91, Class ES, IF, IO, 4.84%, 10/25/2037 (z)	347
320	Series 2007-92, Class YA, 6.50%, 06/25/2037	347
533	Series 2007-92, Class YS, IF, IO, 4.16%, 06/25/2037 (z)	61
388	Series 2007-97, Class FC, 2.12%, 07/25/2037 (z)	390
1,761	Series 2007-97, Class KI, IO, 7.00%, 05/25/2033	219
249	Series 2007-98, Class FB, 2.07%, 06/25/2037 (z)	258
2,161	Series 2007-100, Class SM, IF, IO, 4.83%, 10/25/2037 (z)	294
4,706	Series 2007-101, Class A2, 1.87%, 06/27/2036 (z)	4,618
773	Series 2007-106, Class A7, 6.08%, 10/25/2037 (z)	836
74	Series 2007-108, Class SA, IF, IO, 4.74%, 12/25/2037 (z)	7
2,399	Series 2007-109, Class AI, IF, IO, 4.78%, 12/25/2037 (z)	285
1,843	Series 2007-112, Class MJ, 6.50%, 12/25/2037	2,095
2,363	Series 2007-112, Class SA, IF, IO, 4.83%, 12/25/2037 (z)	340

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,626	Series 2007-116, Class HI, IO, 1.12%, 01/25/2038 (z)	217
2,367	Series 2008-1, Class BI, IF, IO, 4.29%, 02/25/2038 (z)	281
4,337	Series 2008-4, Class SD, IF, IO, 4.38%, 02/25/2038 (z)	605
622	Series 2008-10, Class XI, IF, IO, 4.61%, 03/25/2038 (z)	57
601	Series 2008-16, Class IS, IF, IO, 4.58%, 03/25/2038 (z)	75
549	Series 2008-18, Class FA, 2.52%, 03/25/2038 (z)	561
260	Series 2008-18, Class SP, IF, 10.76%, 03/25/2038 (z)	289
1,062	Series 2008-20, Class SA, IF, IO, 5.37%, 03/25/2038 (z)	166
919	Series 2008-27, Class SN, IF, IO, 5.28%, 04/25/2038 (z)	106
342	Series 2008-28, Class QS, IF, 15.84%, 04/25/2038 (z)	411
539	Series 2008-32, Class SA, IF, IO, 5.23%, 04/25/2038 (z)	55
198	Series 2008-42, Class AO, PO, 09/25/2036	178
24	Series 2008-44, PO, 05/25/2038	19
2,238	Series 2008-46, Class HI, IO, 1.49%, 06/25/2038 (z)	120
374	Series 2008-47, Class SI, IF, IO, 4.88%, 06/25/2023 (z)	17
664	Series 2008-53, Class CI, IF, IO, 5.58%, 07/25/2038 (z)	96
2,816	Series 2008-55, Class S, IF, IO, 5.98%, 07/25/2028 (z)	335
577	Series 2008-56, Class AC, 5.00%, 07/25/2038	606
578	Series 2008-60, Class JC, 5.00%, 07/25/2038	614
930	Series 2008-61, Class BH, 4.50%, 07/25/2023	979
68	Series 2008-76, Class GF, 2.27%, 09/25/2023 (z)	68
2,170	Series 2008-80, Class SA, IF, IO, 4.23%, 09/25/2038 (z)	241
1,293	Series 2008-81, Class SB, IF, IO, 4.23%, 09/25/2038 (z)	120
99	Series 2009-4, Class BD, 4.50%, 02/25/2039	100
1,556	Series 2009-6, Class GS, IF, IO, 4.93%, 02/25/2039 (z)	242
415	Series 2009-9, IO, 5.00%, 02/25/2024	18

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,523	Series 2009-11, Class NB, 5.00%, 03/25/2029	2,654
111	Series 2009-15, Class MI, IO, 5.00%, 03/25/2024	3
835	Series 2009-17, Class QS, IF, IO, 5.03%, 03/25/2039 (z)	132
123	Series 2009-18, IO, 5.00%, 03/25/2024	4
2,035	Series 2009-19, Class PW, 4.50%, 10/25/2036	2,116
40	Series 2009-47, Class MT, 7.00%, 07/25/2039	43
1,024	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	223
3,998	Series 2009-59, Class HB, 5.00%, 08/25/2039	4,313
4,578	Series 2009-60, Class HT, 6.00%, 08/25/2039	5,026
73	Series 2009-63, Class P, 5.00%, 03/25/2037	76
2,338	Series 2009-65, Class MT, 5.00%, 09/25/2039	2,417
1,897	Series 2009-69, Class WA, 6.03%, 09/25/2039 (z)	2,099
1,044	Series 2009-70, Class CO, PO, 01/25/2037	875
661	Series 2009-84, Class WS, IF, IO, 4.28%, 10/25/2039 (z)	81
2,314	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	431
6,361	Series 2009-86, Class OT, PO, 10/25/2037	5,629
853	Series 2009-99, Class SC, IF, IO, 4.56%, 12/25/2039 (z)	97
3,282	Series 2009-99, Class WA, 6.30%, 12/25/2039 (z)	3,619
3,477	Series 2009-103, Class MB, 3.53%, 12/25/2039 (z)	3,717
1,685	Series 2009-112, Class ST, IF, IO, 4.63%, 01/25/2040 (z)	222
573	Series 2009-113, Class AO, PO, 01/25/2040	486
764	Series 2010-1, Class WA, 6.22%, 02/25/2040 (z)	853
2,572	Series 2010-16, Class WA, 6.44%, 03/25/2040 (z)	2,904
2,439	Series 2010-16, Class WB, 6.21%, 03/25/2040 (z)	2,730
1,405	Series 2010-35, Class SB, IF, IO, 4.80%, 04/25/2040 (z)	180
1,657	Series 2010-35, Class SJ, IF, 12.26%, 04/25/2040 (z)	2,078

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

279	Series 2010-39, Class OT, PO, 10/25/2035	246
914	Series 2010-40, Class FJ, 2.22%, 04/25/2040 (z)	920
751	Series 2010-42, Class S, IF, IO, 4.78%, 05/25/2040 (z)	113
1,034	Series 2010-43, Class FD, 2.22%, 05/25/2040 (z)	1,046
114	Series 2010-45, Class BD, 4.50%, 11/25/2038	114
3,667	Series 2010-49, Class SC, IF, 9.42%, 03/25/2040 (z)	4,071
8,753	Series 2010-58, Class MB, 5.50%, 06/25/2040	9,435
924	Series 2010-63, Class AP, PO, 06/25/2040	774
8,363	Series 2010-64, Class DM, 5.00%, 06/25/2040	8,867
4,311	Series 2010-71, Class HJ, 5.50%, 07/25/2040	4,708
1,794	Series 2010-102, Class PN, 5.00%, 09/25/2040	1,936
878	Series 2010-103, Class SB, IF, IO, 4.48%, 11/25/2049 (z)	90
17,257	Series 2010-111, Class AM, 5.50%, 10/25/2040	18,493
8,389	Series 2010-125, Class SA, IF, IO, 2.82%, 11/25/2040 (z)	505
7,711	Series 2010-147, Class SA, IF, IO, 4.91%, 01/25/2041 (z)	1,278
1,219	Series 2010-148, Class MA, 4.00%, 02/25/2039	1,243
1,373	Series 2011-2, Class WA, 5.83%, 02/25/2051 (z)	1,450
120	Series 2011-17, Class EF, 1.92%, 07/25/2025 (z)	120
2,953	Series 2011-19, Class ZY, 6.50%, 07/25/2036	3,310
579	Series 2011-22, Class MA, 6.50%, 04/25/2038	612
14,192	Series 2011-30, Class LS, IO, 1.50%, 04/25/2041 (z)	712
9,416	Series 2011-31, Class DB, 3.50%, 04/25/2031	9,553
4,410	Series 2011-39, Class ZA, 6.00%, 11/25/2032	4,843
2,351	Series 2011-47, Class ZA, 5.50%, 07/25/2038	2,543
275	Series 2011-58, Class WA, 5.43%, 07/25/2051 (z)	295
2,458	Series 2011-75, Class FA, 2.17%, 08/25/2041 (z)	2,487

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,056		Series 2011-101, Class FM, 2.17%, 01/25/2041 (z)	2,066
728		Series 2011-111, Class DF, 2.02%, 12/25/2038 (z)	730
13,360		Series 2011-118, Class LB, 7.00%, 11/25/2041	15,228
17,104		Series 2011-118, Class MT, 7.00%, 11/25/2041	19,497
14,637		Series 2011-118, Class NT, 7.00%, 11/25/2041	16,441
815		Series 2011-149, Class EF, 2.12%, 07/25/2041 (z)	820
2,944		Series 2011-149, Class MF, 2.12%, 11/25/2041 (z)	2,962
2,096		Series 2012-14, Class FB, 2.07%, 08/25/2037 (z)	2,105
27,066		Series 2012-47, Class HF, 2.02%, 05/25/2027 (z)	27,233
3,951		Series 2012-87, Class KF, 2.07%, 09/25/2037 (z)	3,974
3,009		Series 2012-89, Class FD, 2.07%, 04/25/2039 (z)	3,031
8,611		Series 2012-97, Class FB, 2.12%, 09/25/2042 (z)	8,681
3,720		Series 2012-99, Class FA, 2.07%, 09/25/2042 (z)	3,720
2,279		Series 2012-101, Class FC, 2.12%, 09/25/2042 (z)	2,288
7,089		Series 2012-108, Class F, 2.12%, 10/25/2042 (z)	7,159
4,714		Series 2013-4, Class AJ, 3.50%, 02/25/2043	4,714
6,000		Series 2013-81, Class TA, 3.00%, 02/25/2043	5,528
13,505		Series 2013-92, PO, 09/25/2043	10,480
7,887		Series 2013-100, Class WB, 3.00%, 10/25/2033	7,481
10,542		Series 2013-101, Class DO, PO, 10/25/2043	8,138
22,098		Series 2013-128, PO, 12/25/2043	17,393
9,015		Series 2013-135, PO, 01/25/2044	6,905
2		Series G-14, Class L Shares, 8.50%, 06/25/2021	2
—	(h)	Series G-17, Class S, HB, 914.37%, 06/25/2021 (z)	—	(h)
9		Series G-18, Class Z, 8.75%, 06/25/2021	9
3		Series G-28, Class S, IF, 13.48%, 09/25/2021 (z)	3
15		Series G-35, Class M, 8.75%, 10/25/2021	16

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2		Series G-51, Class SA, HB, IF, 22.77%, 12/25/2021 (z)	2
—	(h)	Series G92-27, Class SQ, HB, IF, 9,999.88%, 05/25/2022 (z)	1
100		Series G92-35, Class E, 7.50%, 07/25/2022	106
—	(h)	Series G92-35, Class G, HB, IO, 1,184.78%, 07/25/2022	1
9		Series G92-42, Class Z, 7.00%, 07/25/2022	9
4		Series G92-44, Class ZQ, 8.00%, 07/25/2022	5
9		Series G92-52, Class FD, 1.64%, 09/25/2022 (z)	9
81		Series G92-54, Class ZQ, 7.50%, 09/25/2022	85
8		Series G92-59, Class F, 1.45%, 10/25/2022 (z)	8
20		Series G92-61, Class Z, 7.00%, 10/25/2022	21
13		Series G92-62, Class B, PO, 10/25/2022	12
68		Series G93-1, Class KA, 7.90%, 01/25/2023	74
29		Series G93-5, Class Z, 6.50%, 02/25/2023	30
21		Series G93-14, Class J, 6.50%, 03/25/2023	22
48		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	52
41		Series G93-27, Class FD, 2.50%, 08/25/2023 (z)	42
11		Series G93-37, Class H, PO, 09/25/2023	10
58		Series G95-1, Class C, 8.80%, 01/25/2025	66
		FNMA REMIC Trust,
1,108		Series 2003-W1, Class 1A1, 5.44%, 12/25/2042 (z)	1,164
293		Series 2003-W1, Class 2A, 6.04%, 12/25/2042 (z)	323
163		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	186
6,098		Series 2004-W10, Class A6, 5.75%, 08/25/2034	6,690
921		Series 2004-W11, Class 1A1, 6.00%, 05/25/2044	1,038
1,570		Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,775
1,438		Series 2006-W3, Class 2A, 6.00%, 09/25/2046	1,610
311		Series 2007-W3, Class 1A3, 6.75%, 04/25/2037	342

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
318		Series 2007-W5, PO, 06/25/2037	278
239		Series 2007-W7, Class 1A4, HB, IF, 29.46%, 07/25/2037 (z)	314
178		Series 2007-W10, Class 2A, 6.34%, 08/25/2047 (z)	192
6,868		Series 2009-W1, Class A, 6.00%, 12/25/2049	7,614
		FNMA STRIPS,
—	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)
9		Series 218, Class 2, IO, 7.50%, 04/25/2023	1
7		Series 265, Class 2, 9.00%, 03/25/2024	8
665		Series 300, Class 1, PO, 09/25/2024	623
104		Series 329, Class 1, PO, 01/25/2033	92
6		Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
14		Series 339, Class 21, IO, 4.50%, 08/25/2018	—	(h)
—	(h)	Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
143		Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	25
543		Series 365, Class 8, IO, 5.50%, 05/25/2036	124
15		Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(h)
365		Series 374, Class 5, IO, 5.50%, 08/25/2036	85
366		Series 383, Class 33, IO, 6.00%, 01/25/2038	73
161		Series 393, Class 6, IO, 5.50%, 04/25/2037	29
19,825		Series 411, Class F1, 2.17%, 08/25/2042 (z)	20,066
7,721		Series 412, Class F2, 2.12%, 08/25/2042 (z)	7,779
		FNMA Trust,
1,044		Series 2003-W2, Class 1A1, 6.50%, 07/25/2042	1,181
610		Series 2003-W2, Class 2A9, 5.90%, 07/25/2042	658
4,045		Series 2003-W6, Class 2A4, 5.20%, 09/25/2042	4,401
1,638		Series 2003-W6, Class 3A, 6.50%, 09/25/2042	1,820
1,933		Series 2003-W8, Class 2A, 7.00%, 10/25/2042	2,192
360		Series 2003-W8, Class 3F1, 2.02%, 05/25/2042 (z)	356

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,591	Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,938
569	Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	640
568	Series 2004-W8, Class 3A, 7.50%, 06/25/2044	648
1,569	Series 2004-W15, Class 2AF, 1.87%, 08/25/2044 (z)	1,559
12,700	Series 2005-W3, Class 2AF, 1.84%, 03/25/2045 (z)	12,639
716	Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	783
6,004	Series 2006-W2, Class 1AF1, 1.84%, 02/25/2046 (z)	6,000
1,911	Series 2006-W2, Class 2A, 3.22%, 11/25/2045 (z)	2,019
11,223	FNMA, Whole Loan, Series 2007-W1, Class 1AF1, 1.88%, 11/25/2046 (z)	11,242
	GMACM Mortgage Loan Trust,
1,669	Series 2003-AR2, Class 2A4, 3.90%, 12/19/2033 (z)	1,660
87	Series 2003-J8, Class A, 5.25%, 12/25/2033	89
1,212	Series 2005-AR3, Class 3A4, 3.80%, 06/19/2035 (z)	1,192
	GNMA,
1,101	Series 1994-7, Class PQ, 6.50%, 10/16/2024	1,171
1,059	Series 1999-4, Class ZB, 6.00%, 02/20/2029	1,058
121	Series 1999-30, Class S, IF, IO, 7.01%, 08/16/2029 (z)	2
128	Series 2000-9, Class Z, 8.00%, 06/20/2030	148
1,311	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	1,489
1,151	Series 2000-21, Class Z, 9.00%, 03/16/2030	1,165
195	Series 2000-31, Class Z, 9.00%, 10/20/2030	228
121	Series 2000-35, Class ZA, 9.00%, 11/20/2030	142
12	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	2
59	Series 2001-6, Class SD, IF, IO, 6.96%, 03/16/2031 (z)	14
569	Series 2001-22, Class PS, IF, 16.88%, 03/17/2031 (z)	720
156	Series 2001-35, Class SA, IF, IO, 6.66%, 08/16/2031 (z)	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
141	Series 2001-36, Class S, IF, IO, 6.46%, 08/16/2031 (z)	33
556	Series 2002-24, Class AG, IF, IO, 6.36%, 04/16/2032 (z)	83
53	Series 2002-24, Class SB, IF, 9.54%, 04/16/2032 (z)	60
73	Series 2002-31, Class S, IF, IO, 7.11%, 01/16/2031 (z)	13
990	Series 2002-31, Class SE, IF, IO, 5.91%, 04/16/2030 (z)	111
19	Series 2002-41, Class SV, IF, 9.00%, 06/16/2032 (z)	22
2,133	Series 2002-45, Class QE, 6.50%, 06/20/2032	2,379
652	Series 2002-47, Class PG, 6.50%, 07/16/2032	738
221	Series 2002-47, Class PY, 6.00%, 07/20/2032	244
1,095	Series 2002-47, Class ZA, 6.50%, 07/20/2032	1,240
743	Series 2002-52, Class GH, 6.50%, 07/20/2032	843
1,265	Series 2002-75, Class PB, 6.00%, 11/20/2032	1,385
525	Series 2003-11, Class SK, IF, IO, 6.11%, 02/16/2033 (z)	65
251	Series 2003-12, Class SP, IF, IO, 6.11%, 02/20/2033 (z)	47
86	Series 2003-24, PO, 03/16/2033	78
2,410	Series 2003-25, Class PZ, 5.50%, 04/20/2033	2,625
2,150	Series 2003-40, Class TJ, 6.50%, 03/20/2033	2,382
823	Series 2003-46, Class MG, 6.50%, 05/20/2033	919
631	Series 2003-46, Class TC, 6.50%, 03/20/2033	694
422	Series 2003-52, Class AP, PO, 06/16/2033	355
1,123	Series 2003-58, Class BE, 6.50%, 01/20/2033	1,244
1,365	Series 2003-75, Class ZX, 6.00%, 09/16/2033	1,513
68	Series 2003-90, PO, 10/20/2033	60
944	Series 2003-97, Class SA, IF, IO, 4.96%, 11/16/2033 (z)	114
882	Series 2003-112, Class SA, IF, IO, 4.96%, 12/16/2033 (z)	128
139	Series 2003-114, Class SH, IF, 11.79%, 11/17/2032 (z)	153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

404	Series 2004-28, Class S, IF, 15.30%, 04/16/2034 (z)	511
759	Series 2004-46, PO, 06/20/2034	673
2,852	Series 2004-49, Class Z, 6.00%, 06/20/2034	3,103
340	Series 2004-71, Class SB, HB, IF, 21.64%, 09/20/2034 (z)	477
340	Series 2004-71, Class ST, IF, 7.00%, 09/20/2034 (z)	360
360	Series 2004-73, Class AE, IF, 11.58%, 08/17/2034 (z)	392
2,901	Series 2004-73, Class JL, IF, IO, 4.96%, 09/16/2034 (z)	425
60	Series 2004-83, Class AP, IF, 10.83%, 10/16/2034 (z)	67
67	Series 2004-87, Class SB, IF, 5.84%, 03/17/2033 (z)	67
301	Series 2004-89, Class LS, IF, 18.56%, 10/16/2034 (z)	403
4,390	Series 2004-90, Class SI, IF, IO, 4.51%, 10/20/2034 (z)	606
2,305	Series 2004-96, Class SC, IF, IO, 4.49%, 11/20/2034 (z)	191
3,054	Series 2005-3, Class SK, IF, IO, 5.16%, 01/20/2035 (z)	377
64	Series 2005-7, Class JM, IF, 13.23%, 05/18/2034 (z)	72
614	Series 2005-35, Class FL, 1.94%, 03/20/2032 (z)	616
80	Series 2005-44, Class SP, IF, 9.01%, 10/20/2034 (z)	84
320	Series 2005-56, Class IC, IO, 5.50%, 07/20/2035	74
27	Series 2005-65, Class SA, IF, 16.69%, 08/20/2035 (z)	27
166	Series 2005-66, Class SP, IF, 15.54%, 08/16/2035 (z)	228
1,253	Series 2005-68, Class DP, IF, 12.61%, 06/17/2035 (z)	1,430
6,238	Series 2005-68, Class KI, IF, IO, 4.71%, 09/20/2035 (z)	801
1,996	Series 2005-72, Class AZ, 5.50%, 09/20/2035	2,131
386	Series 2005-82, PO, 10/20/2035	328
598	Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	116
509	Series 2006-16, Class OP, PO, 03/20/2036	454
411	Series 2006-20, Class QA, 5.75%, 02/20/2036	432

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,822	Series 2006-33, Class Z, 6.50%, 07/20/2036	3,213
101	Series 2006-34, PO, 07/20/2036	89
96	Series 2006-38, Class SW, IF, IO, 4.91%, 06/20/2036 (z)	7
3,803	Series 2006-38, Class ZK, 6.50%, 08/20/2036	4,235
1,764	Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,872
857	Series 2006-59, Class SD, IF, IO, 5.11%, 10/20/2036 (z)	100
1,543	Series 2006-65, Class SA, IF, IO, 5.21%, 11/20/2036 (z)	222
1,680	Series 2007-9, Class CI, IF, IO, 4.61%, 03/20/2037 (z)	226
2,359	Series 2007-17, Class JI, IF, IO, 5.22%, 04/16/2037 (z)	342
915	Series 2007-17, Class JO, PO, 04/16/2037	781
900	Series 2007-19, Class SD, IF, IO, 4.61%, 04/20/2037 (z)	102
619	Series 2007-25, Class FN, 1.89%, 05/16/2037 (z)	619
1,885	Series 2007-26, Class SC, IF, IO, 4.61%, 05/20/2037 (z)	229
1,768	Series 2007-27, Class SD, IF, IO, 4.61%, 05/20/2037 (z)	201
148	Series 2007-28, Class BO, PO, 05/20/2037	125
2,561	Series 2007-35, PO, 06/16/2037	2,300
307	Series 2007-36, Class HO, PO, 06/16/2037	272
1,317	Series 2007-36, Class SE, IF, IO, 4.88%, 06/16/2037 (z)	174
1,474	Series 2007-36, Class SJ, IF, IO, 4.66%, 06/20/2037 (z)	154
1,450	Series 2007-40, Class SD, IF, IO, 5.16%, 07/20/2037 (z)	199
2,098	Series 2007-40, Class SN, IF, IO, 5.09%, 07/20/2037 (z)	280
2,074	Series 2007-45, Class QA, IF, IO, 5.05%, 07/20/2037 (z)	267
520	Series 2007-50, Class AI, IF, IO, 5.18%, 08/20/2037 (z)	73
1,336	Series 2007-53, Class ES, IF, IO, 4.96%, 09/20/2037 (z)	202
366	Series 2007-53, Class SW, IF, 15.42%, 09/20/2037 (z)	450
1,925	Series 2007-57, PO, 03/20/2037	1,711
1,796	Series 2007-67, Class SI, IF, IO, 4.92%, 11/20/2037 (z)	222
35	Series 2007-71, Class SB, IF, IO, 5.11%, 07/20/2036 (z)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,407	Series 2007-72, Class US, IF, IO, 4.96%, 11/20/2037 (z)	188
1,606	Series 2007-73, Class MI, IF, IO, 4.41%, 11/20/2037 (z)	208
1,518	Series 2007-74, Class SL, IF, IO, 4.95%, 11/16/2037 (z)	170
3,090	Series 2007-76, Class SB, IF, IO, 4.91%, 11/20/2037 (z)	411
2,197	Series 2007-79, Class SY, IF, IO, 4.96%, 12/20/2037 (z)	311
104	Series 2008-1, PO, 01/20/2038	86
178	Series 2008-7, Class SK, IF, 15.17%, 11/20/2037 (z)	232
250	Series 2008-7, Class SP, IF, 10.21%, 10/20/2037 (z)	276
349	Series 2008-17, IO, 5.50%, 02/20/2038	62
307	Series 2008-20, PO, 09/20/2037	289
311	Series 2008-29, PO, 02/17/2033	295
2,306	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	276
825	Series 2008-33, Class XS, IF, IO, 6.11%, 04/16/2038 (z)	132
1,527	Series 2008-36, Class AY, 5.00%, 04/16/2023	1,552
2,220	Series 2008-36, Class SH, IF, IO, 4.71%, 04/20/2038 (z)	286
7,228	Series 2008-40, Class SA, IF, IO, 4.81%, 05/16/2038 (z)	1,001
1,118	Series 2008-50, Class KB, 6.00%, 06/20/2038	1,231
537	Series 2008-55, Class SA, IF, IO, 4.61%, 06/20/2038 (z)	62
1,950	Series 2008-60, Class CS, IF, IO, 4.56%, 07/20/2038 (z)	217
2,023	Series 2008-69, Class QD, 5.75%, 07/20/2038	2,118
702	Series 2008-71, Class SC, IF, IO, 4.41%, 08/20/2038 (z)	72
2,275	Series 2008-76, Class US, IF, IO, 4.31%, 09/20/2038 (z)	273
1,591	Series 2008-79, Class CS, IF, 5.21%, 06/20/2035 (z)	1,649
4,665	Series 2008-81, Class S, IF, IO, 4.61%, 09/20/2038 (z)	523
2,334	Series 2008-93, Class AS, IF, IO, 4.11%, 12/20/2038 (z)	237
4,207	Series 2008-95, Class DS, IF, IO, 5.71%, 12/20/2038 (z)	642
1,324	Series 2008-96, Class SL, IF, IO, 4.41%, 12/20/2038 (z)	130

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,037	Series 2009-6, Class SA, IF, IO, 4.51%, 02/16/2039 (z)	109
1,171	Series 2009-6, Class SH, IF, IO, 4.45%, 02/20/2039 (z)	115
1,930	Series 2009-10, Class SA, IF, IO, 4.36%, 02/20/2039 (z)	198
118	Series 2009-10, Class SL, IF, IO, 4.91%, 03/16/2034 (z)	1
1,657	Series 2009-11, Class SC, IF, IO, 4.56%, 02/16/2039 (z)	150
599	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	133
1,370	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	365
3,499	Series 2009-22, Class SA, IF, IO, 4.68%, 04/20/2039 (z)	384
579	Series 2009-24, Class DS, IF, IO, 4.71%, 03/20/2039 (z)	20
989	Series 2009-25, Class SE, IF, IO, 6.01%, 09/20/2038 (z)	154
1,943	Series 2009-31, Class TS, IF, IO, 4.71%, 03/20/2039 (z)	159
417	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	81
568	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	123
367	Series 2009-35, Class SN, IF, IO, 4.81%, 12/16/2038 (z)	10
12,852	Series 2009-35, Class ZB, 5.50%, 05/16/2039	14,197
2,653	Series 2009-42, Class SC, IF, IO, 4.49%, 06/20/2039 (z)	310
1,874	Series 2009-43, Class SA, IF, IO, 4.36%, 06/20/2039 (z)	229
3,105	Series 2009-64, Class SN, IF, IO, 4.51%, 07/16/2039 (z)	312
625	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	66
2,955	Series 2009-72, Class SM, IF, IO, 4.66%, 08/16/2039 (z)	382
2,753	Series 2009-75, Class MN, 5.50%, 09/20/2039	3,153
2,912	Series 2009-79, Class OK, PO, 11/16/2037	2,580
4,536	Series 2009-81, Class SB, IF, IO, 4.50%, 09/20/2039 (z)	507
2,610	Series 2009-102, Class SM, IF, IO, 4.81%, 06/16/2039 (z)	118
1,760	Series 2009-104, Class AB, 7.00%, 08/16/2039	1,922

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,709	Series 2009-106, Class AS, IF, IO, 4.81%, 11/16/2039 (z)	449
14,114	Series 2009-106, Class ST, IF, IO, 4.41%, 02/20/2038 (z)	1,816
1,228	Series 2009-121, Class VA, 5.50%, 11/20/2020	1,233
713	Series 2010-14, Class AO, PO, 12/20/2032	686
573	Series 2010-14, Class BO, PO, 11/20/2035	491
1,865	Series 2010-14, Class CO, PO, 08/20/2035	1,618
673	Series 2010-14, Class QP, 6.00%, 12/20/2039	679
1,585	Series 2010-41, Class WA, 5.82%, 10/20/2033 (z)	1,745
839	Series 2010-103, Class WA, 5.72%, 08/20/2034 (z)	913
1,119	Series 2010-129, Class AW, 6.07%, 04/20/2037 (z)	1,216
5,303	Series 2010-130, Class CP, 7.00%, 10/16/2040	5,970
6,980	Series 2010-157, Class OP, PO, 12/20/2040	5,734
554	Series 2011-22, Class WA, 5.92%, 02/20/2037 (z)	614
4,161	Series 2011-43, Class ZQ, 5.50%, 01/16/2033	4,507
3,531	Series 2011-75, Class SM, IF, IO, 5.01%, 05/20/2041 (z)	546
1,944	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	2,162
2,589	Series 2011-137, Class WA, 5.56%, 07/20/2040 (z)	2,831
1,500	Series 2011-157, Class UY, 3.00%, 12/20/2041	1,412
6,510	Series 2011-163, Class WA, 5.86%, 12/20/2038 (z)	7,197
2,194	Series 2011-H05, Class FB, 2.06%, 12/20/2060 (z)	2,199
2,827	Series 2011-H06, Class FA, 2.01%, 02/20/2061 (z)	2,830
3,159	Series 2011-H19, Class FA, 2.03%, 08/20/2061 (z)	3,163
3,135	Series 2012-59, Class WA, 5.57%, 08/20/2038 (z)	3,458
3,963	Series 2012-141, Class WA, 4.52%, 11/16/2041 (z)	4,193
2,886	Series 2012-141, Class WB, 3.97%, 09/16/2042 (z)	2,962
4,295	Series 2012-141, Class WC, 3.72%, 01/20/2042 (z)	4,373

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
9,644	Series 2012-H08, Class FB, 2.16%, 03/20/2062 (z)	9,687
6,864	Series 2012-H08, Class FS, 2.26%, 04/20/2062 (z)	6,936
58,078	Series 2012-H10, Class FA, 2.11%, 12/20/2061 (z)	58,272
1,501	Series 2012-H15, Class FA, 2.01%, 05/20/2062 (z)	1,503
2,201	Series 2012-H18, Class NA, 2.08%, 08/20/2062 (z)	2,209
9,295	Series 2012-H21, Class CF, 2.26%, 05/20/2061 (z)	9,315
17,567	Series 2012-H22, Class FD, 2.03%, 01/20/2061 (z)	17,595
315	Series 2012-H24, Class FA, 2.01%, 03/20/2060 (z)	317
3,671	Series 2012-H24, Class FD, 2.15%, 09/20/2062 (z)	3,677
3,298	Series 2012-H24, Class FE, 2.16%, 10/20/2062 (z)	3,311
5,391	Series 2012-H24, Class FG, 1.99%, 04/20/2060 (z)	5,400
7,043	Series 2012-H26, Class JA, 2.11%, 10/20/2061 (z)	7,057
7,133	Series 2012-H26, Class MA, 2.11%, 07/20/2062 (z)	7,143
3,924	Series 2012-H27, Class FB, 2.06%, 10/20/2062 (z)	3,930
16,913	Series 2012-H28, Class FA, 2.14%, 09/20/2062 (z)	16,961
25,446	Series 2012-H29, Class FA, 2.08%, 10/20/2062 (z)	25,505
150	Series 2012-H30, Class JA, 2.04%, 01/20/2060 (z)	150
114	Series 2012-H30, Class PA, 2.01%, 11/20/2059 (z)	114
21,865	Series 2012-H31, Class FD, 1.90%, 12/20/2062 (z)	21,814
3,910	Series 2013-26, Class AK, 4.65%, 09/20/2041 (z)	4,101
2,244	Series 2013-54, Class WA, 4.74%, 11/20/2042 (z)	2,365
1,483	Series 2013-75, Class WA, 5.21%, 06/20/2040 (z)	1,593
2,486	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	2,541
3,874	Series 2013-147, Class BE, 4.00%, 12/20/2039	3,981
22,728	Series 2013-H01, Class FA, 1.65%, 01/20/2063	22,371

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,103	Series 2013-H01, Class JA, 1.88%, 01/20/2063 (z)	11,071
544	Series 2013-H02, Class HF, 1.86%, 11/20/2062 (z)	545
269	Series 2013-H03, Class FA, 1.86%, 08/20/2060 (z)	269
2,310	Series 2013-H04, Class SA, 1.98%, 02/20/2063 (z)	2,310
3,009	Series 2013-H07, Class GA, 2.03%, 03/20/2063 (z)	3,014
9,230	Series 2013-H07, Class HA, 1.97%, 03/20/2063 (z)	9,228
3,070	Series 2013-H07, Class MA, 2.11%, 04/20/2062 (z)	3,077
13,125	Series 2013-H08, Class FC, 2.01%, 02/20/2063 (z)	13,136
10,038	Series 2013-H09, Class HA, 1.65%, 04/20/2063	9,828
2,858	Series 2013-H14, Class FC, 2.03%, 06/20/2063 (z)	2,862
2,619	Series 2013-H14, Class FG, 2.03%, 05/20/2063 (z)	2,622
5,861	Series 2014-6, Class W, 5.48%, 01/20/2039 (z)	6,249
4,632	Series 2014-41, Class W, 4.65%, 10/20/2042 (z)	4,828
4,177	Series 2014-188, Class W, 4.63%, 10/20/2041 (z)	4,376
18,792	Series 2014-H01, Class FD, 2.21%, 01/20/2064 (z)	18,925
13,128	Series 2014-H05, Class FA, 2.25%, 02/20/2064 (z)	13,279
4,413	Series 2014-H06, Class HB, 2.21%, 03/20/2064 (z)	4,441
13,371	Series 2014-H09, Class TA, 2.16%, 04/20/2064 (z)	13,443
20,193	Series 2014-H10, Class TA, 2.16%, 04/20/2064 (z)	20,352
22,603	Series 2014-H11, Class VA, 2.06%, 06/20/2064 (z)	22,691
21,238	Series 2014-H15, Class FA, 2.06%, 07/20/2064 (z)	21,319
15,728	Series 2014-H17, Class FC, 2.06%, 07/20/2064 (z)	15,788
20,300	Series 2014-H19, Class FE, 2.03%, 09/20/2064 (z)	20,347
8,304	Series 2014-H20, Class LF, 2.16%, 10/20/2064 (z)	8,333
4,991	Series 2015-91, Class W, 5.26%, 05/20/2040 (z)	5,371

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
5,980	Series 2015-137, Class WA, 5.48%, 01/20/2038 (z)	6,523
10,616	Series 2015-H02, Class FB, 2.06%, 12/20/2064 (z)	10,645
10,373	Series 2015-H03, Class FA, 2.06%, 12/20/2064 (z)	10,397
35,309	Series 2015-H05, Class FC, 2.04%, 02/20/2065 (z)	35,411
21,514	Series 2015-H06, Class FA, 2.04%, 02/20/2065 (z)	21,561
15,492	Series 2015-H07, Class ES, 1.85%, 02/20/2065 (z)	15,518
50,850	Series 2015-H08, Class FC, 2.04%, 03/20/2065 (z)	50,992
40,169	Series 2015-H10, Class FC, 2.04%, 04/20/2065 (z)	40,287
23,893	Series 2015-H12, Class FA, 2.04%, 05/20/2065 (z)	23,960
11,459	Series 2015-H15, Class FD, 2.00%, 06/20/2065 (z)	11,474
17,062	Series 2015-H15, Class FJ, 2.00%, 06/20/2065 (z)	17,083
21,865	Series 2015-H16, Class FG, 2.00%, 07/20/2065 (z)	21,891
27,057	Series 2015-H16, Class FL, 2.00%, 07/20/2065 (z)	27,091
17,466	Series 2015-H18, Class FA, 2.01%, 06/20/2065 (z)	17,485
17,503	Series 2015-H20, Class FA, 2.03%, 08/20/2065 (z)	17,548
5,399	Series 2015-H26, Class FG, 2.08%, 10/20/2065 (z)	5,425
11,764	Series 2015-H32, Class FH, 2.22%, 12/20/2065 (z)	11,894
52,781	Series 2016-H07, Class FA, 2.31%, 03/20/2066 (z)	53,571
13,317	Series 2016-H07, Class FB, 2.31%, 03/20/2066 (z)	13,517
24,716	Series 2016-H11, Class FD, 2.20%, 05/20/2066 (z)	24,894
18,291	Series 2016-H26, Class FC, 2.56%, 12/20/2066 (z)	18,711
80,649	Series 2017-H08, Class XI, IO, 2.12%, 03/20/2067 (z)	10,875
64,926	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	6,949
106	Goldman Sachs Group, Inc. (The), Series 2003-29, Class 1A1, 4.75%, 09/25/2018	109
43,030	Goodgreen Trust, Series 2017-R1, 5.00%, 10/20/2051 (bb)	42,402

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	GSMPS Mortgage Loan Trust,
559	Series 2004-4, Class 1AF, 2.02%, 06/25/2034 (e) (z)	506
1,018	Series 2005-RP2, Class 1AF, 1.97%, 03/25/2035 (e) (z)	933
6,321	Series 2005-RP3, Class 1AF, 1.97%, 09/25/2035 (e) (z)	5,681
4,659	Series 2005-RP3, Class 1AS, IO, 3.03%, 09/25/2035 (e) (z) (bb)	341
	GSR Mortgage Loan Trust,
259	Series 2003-3F, Class 4A3, 5.75%, 04/25/2033	268
61	Series 2003-6F, Class A2, 2.02%, 09/25/2032 (z)	60
776	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	799
997	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	1,025
648	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	692
300	Series 2005-5F, Class 8A3, 2.12%, 06/25/2035 (z)	286
1,419	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	1,499
107	Series 2005-AR6, Class 3A1, 3.46%, 09/25/2035 (z)	108
708	Series 2006-1F, Class 1A3, 5.50%, 02/25/2036	796
3,491	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	3,006
38,825	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	38,323
1,108	Impac CMB Trust, Series 2005-4, Class 2A1, 2.22%, 05/25/2035 (z)	1,097
763	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.50%, 08/25/2033	796
11	Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.42%, 11/25/2034 (z)	11
	Impac Secured Assets Trust,
4,091	Series 2006-1, Class 2A1, 1.97%, 05/25/2036 (z)	3,887
3,448	Series 2006-2, Class 2A1, 1.97%, 08/25/2036 (z)	3,385
	JP Morgan Mortgage Trust,
421	Series 2004-A3, Class 4A1, 3.85%, 07/25/2034 (z)	434
670	Series 2004-A4, Class 1A1, 3.82%, 09/25/2034 (z)	688
133	Series 2004-S1, Class 1A7, 5.00%, 09/25/2034	135

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,386	Series 2005-A1, Class 3A4, 3.71%, 02/25/2035 (z)	1,421
7,005	Series 2006-A2, Class 4A1, 3.72%, 08/25/2034 (z)	7,086
4,135	Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (z)	4,213
909	Series 2006-A3, Class 6A1, 3.50%, 08/25/2034 (z)	908
879	Series 2007-A1, Class 5A1, 3.69%, 07/25/2035 (z)	900
352	Series 2007-A1, Class 5A2, 3.69%, 07/25/2035 (z)	361
	Lehman Mortgage Trust,
599	Series 2006-2, Class 1A1, 5.81%, 04/25/2036 (z)	548
412	Series 2007-6, Class 1A8, 6.00%, 07/25/2037	397
3,261	Series 2008-2, Class 1A6, 6.00%, 03/25/2038	2,504
	MASTR Adjustable Rate Mortgages Trust,
696	Series 2004-3, Class 4A2, 3.13%, 04/25/2034 (z)	653
1,850	Series 2004-13, Class 2A1, 3.62%, 04/21/2034 (z)	1,894
427	Series 2004-15, Class 3A1, 4.12%, 12/25/2034 (z)	417
	MASTR Alternative Loan Trust,
567	Series 2003-9, Class 2A1, 6.00%, 12/25/2033	588
232	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	239
475	Series 2004-3, Class 2A1, 6.25%, 04/25/2034	495
2,002	Series 2004-3, Class 3A1, 6.00%, 04/25/2034	2,101
298	Series 2004-6, Class 30PO, PO, 07/25/2034 (bb)	246
193	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	198
248	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	206
160	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	162
48	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	48
445	Series 2005-6, Class 3A1, 5.50%, 11/25/2020	438
	MASTR Asset Securitization Trust,
8	Series 2003-11, Class 3A1, 4.50%, 12/25/2018	8

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

36	Series 2003-12, Class 30PO, PO, 12/25/2033 (bb)	34
93	Series 2003-12, Class 6A1, 5.00%, 12/25/2033	94
33	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	28
593	Series 2004-4, Class 1A6, 5.25%, 12/26/2033	611
4	Series 2004-4, Class 3A1, 4.50%, 04/25/2019	4
9	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	9
9	Series 2004-8, PO, 08/25/2019 (bb)	9
46	Series 2004-8, Class 1A1, 4.75%, 08/25/2019	47
100	Series 2004-9, Class 5A1, 5.25%, 09/25/2019	100
263	Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	269
	MASTR Reperforming Loan Trust,
8,673	Series 2005-2, Class 1A1F, 1.97%, 05/25/2035 (e) (z)	7,240
1,047	Series 2006-2, Class 1A1, 4.41%, 05/25/2036 (e) (z)	922
323	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e)	260
	Merrill Lynch Mortgage Investors Trust,
564	Series 2003-A5, Class 2A6, 3.50%, 08/25/2033 (z)	582
1,048	Series 2003-E, Class A1, 2.24%, 10/25/2028 (z)	1,023
2,316	Series 2003-F, Class A1, 2.26%, 10/25/2028 (z)	2,292
1,062	Series 2004-1, Class 2A1, 3.30%, 12/25/2034 (z)	1,068
455	Series 2004-A, Class A1, 2.08%, 04/25/2029 (z)	448
1,027	Series 2004-A4, Class A2, 3.27%, 08/25/2034 (z)	1,051
936	Series 2004-C, Class A2, 2.42%, 07/25/2029 (z)	921
1,625	Series 2005-A2, Class A1, 3.53%, 02/25/2035 (z)	1,607
1,593	Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, 2.38%, 06/25/2037 (z)	1,554
2	ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Morgan Stanley Mortgage Loan Trust,
2,162		Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	2,277
325		Series 2004-9, Class 4A, 4.34%, 10/25/2019 (z)	316
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 13,182.88%, 04/20/2021 (z)	—	(h)
		MRFC Mortgage Pass-Through Trust,
2,753		Series 2000-TBC2, Class A1, 2.07%, 06/15/2030 (z)	2,634
536		Series 2000-TBC3, Class A1, 2.03%, 12/15/2030 (z)	519
604		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	611
		NCUA Guaranteed Notes Trust,
12,694		Series 2010-R3, Class 1A, 2.18%, 12/08/2020 (z)	12,768
1,419		Series 2010-R3, Class 3A, 2.40%, 12/08/2020	1,410
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
281		Series 2003-A1, Class A1, 5.50%, 05/25/2033	285
186		Series 2003-A1, Class A2, 6.00%, 05/25/2033	189
69		Series 2003-A1, Class A5, 7.00%, 04/25/2033	71
2		PaineWebber CMO Trust, Series P, Class 4, 8.50%, 08/01/2019	2
863		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	912
298		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.58%, 05/25/2035 (z)	292
		RALI Trust,
34		Series 2003-QS9, Class A3, IF, IO, 5.93%, 05/25/2018 (z) (bb)	—	(h)
19		Series 2003-QS12, Class A2A, IF, IO, 5.98%, 06/25/2018 (z) (bb)	—	(h)
6		Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)
117		Series 2003-QS14, Class A1, 5.00%, 07/25/2018	115
41		Series 2003-QS18, Class A1, 5.00%, 09/25/2018	41
5,278		Series 2004-QS7, Class A4, 5.50%, 05/25/2034	5,393

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,256	Series 2005-QA6, Class A32, 4.57%, 05/25/2035 (z)	1,044
178	Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	166
	RBSSP Resecuritization Trust,
2,527	Series 2009-1, Class 1A1, 6.50%, 02/26/2036 (e) (z)	2,648
346	Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	349
2,528	Series 2009-12, Class 1A1, 5.62%, 11/25/2033 (e) (z)	2,599
79	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/2035 (e) (bb)	70
	Residential Asset Securitization Trust,
92	Series 2003-A8, Class A5, 4.25%, 10/25/2018	92
6	Series 2003-A14, Class A1, 4.75%, 02/25/2019	6
7,430	Series 2005-A2, Class A4, IF, IO, 3.43%, 03/25/2035 (z)	510
727	Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	710
	RFMSI Trust,
4	Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	4
17	Series 2003-S16, Class A3, 5.00%, 09/25/2018	17
512	Series 2005-SA4, Class 1A1, 3.51%, 09/25/2035 (z)	462
	Sequoia Mortgage Trust,
1,221	Series 2004-8, Class A1, 2.29%, 09/20/2034 (z)	1,174
1,765	Series 2004-8, Class A2, 2.84%, 09/20/2034 (z)	1,739
492	Series 2004-10, Class A1A, 2.21%, 11/20/2034 (z)	488
1,589	Series 2004-11, Class A1, 2.19%, 12/20/2034 (z)	1,565
1,225	Series 2004-12, Class A3, 2.10%, 01/20/2035 (z)	1,138
	Structured Asset Mortgage Investments II Trust,
1,494	Series 2004-AR5, Class 1A1, 2.25%, 10/19/2034 (z)	1,440
5,024	Series 2005-AR5, Class A3, 1.84%, 07/19/2035 (z)	4,886
	Structured Asset Securities Corp.,
1,542	Series 2003-37A, Class 2A, 3.39%, 12/25/2033 (z)	1,546

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,001	Series 2004-4XS, Class 1A5, SUB, 5.30%, 02/25/2034	2,028
784	Series 2005-RF3, Class 1A, 1.97%, 06/25/2035 (e) (z)	686
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,025	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	2,061
521	Series 2003-34A, Class 3A3, 3.49%, 11/25/2033 (z)	524
3,812	Series 2004-5H, Class A4, 5.54%, 12/25/2033	3,898
	Thornburg Mortgage Securities Trust,
3,617	Series 2003-4, Class A1, 2.26%, 09/25/2043 (z)	3,497
2,694	Series 2004-4, Class 3A, 3.03%, 12/25/2044 (z)	2,706
	Vendee Mortgage Trust,
2,744	Series 1993-1, Class ZB, 7.25%, 02/15/2023	2,951
780	Series 1994-1, Class 1, 5.34%, 02/15/2024 (z)	809
2,099	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	2,237
1,168	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	1,276
529	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	574
1,657	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	1,838
1,069	Series 1998-1, Class 2E, 7.00%, 03/15/2028	1,195
	WaMu Mortgage Pass-Through Certificates,
227	Series 2003-S4, Class 2A10, IF, 13.01%, 06/25/2033 (z)	250
11	Series 2003-S10, Class A2, 5.00%, 10/25/2018	11
552	Series 2004-RS2, Class A4, 5.00%, 11/25/2033	560
	WaMu Mortgage Pass-Through Certificates Trust,
886	Series 2003-AR7, Class A7, 3.13%, 08/25/2033 (z)	896
4,829	Series 2003-AR9, Class 1A6, 3.33%, 09/25/2033 (z)	4,941
1,078	Series 2003-AR9, Class 2A, 3.35%, 09/25/2033 (z)	1,090
2,690	Series 2003-AR11, Class A6, 3.36%, 10/25/2033 (z)	2,722

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

842	Series 2003-S1, Class A5, 5.50%, 04/25/2033	861
43	Series 2003-S8, Class A5, 4.50%, 09/25/2018	43
15	Series 2003-S8, Class A6, 4.50%, 09/25/2018	15
3,288	Series 2003-S9, Class A8, 5.25%, 10/25/2033	3,360
52	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	46
24	Series 2003-S13, Class 23A1, 2.17%, 12/25/2018 (z)	24
1,335	Series 2004-AR3, Class A1, 3.22%, 06/25/2034 (z)	1,362
1,716	Series 2004-AR3, Class A2, 3.22%, 06/25/2034 (z)	1,750
135	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	135
144	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	145
3,214	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	3,337
495	Series 2004-S3, Class 1A5, 5.00%, 07/25/2034	505
689	Series 2006-AR8, Class 1A2, 3.29%, 08/25/2046 (z)	647
109	Series 2006-AR10, Class 2P, 3.39%, 09/25/2036 (z) (bb)	95
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,016	Series 2005-1, Class 1A1, 5.50%, 03/25/2035	1,007
128	Series 2005-1, Class CP, PO, 03/25/2035 (bb)	101
7,843	Series 2005-2, Class 1A4, IF, IO, 3.43%, 04/25/2035 (z)	707
2,196	Series 2005-2, Class 2A3, IF, IO, 3.38%, 04/25/2035 (z) (bb)	200
2,779	Series 2005-4, Class CB7, 5.50%, 06/25/2035	2,681
2,651	Series 2005-4, Class CX, IO, 5.50%, 06/25/2035 (bb)	513
558	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	543
213	Series 2006-1, Class 3A2, 5.75%, 02/25/2036	203
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
4	Series 2003-MS5, Class 1A4, 2.12%, 03/25/2018 (z)	4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6	Series 2003-MS7, Class P, PO, 03/25/2033 (bb)	5
	Wells Fargo Alternative Loan Trust,
85	Series 2003-1, Class APO, PO, 09/25/2033 (bb)	77
244	Series 2007-PA3, Class 1A2, 5.75%, 07/25/2037	228
	Wells Fargo Mortgage-Backed Securities Trust,
1,797	Series 2003-K, Class 1A1, 3.56%, 11/25/2033 (z)	1,820
69	Series 2003-K, Class 1A2, 3.56%, 11/25/2033 (z)	70
284	Series 2003-L, Class 2A1, 3.65%, 11/25/2033 (z)	281
421	Series 2004-4, Class A9, 5.50%, 05/25/2034	429
664	Series 2004-B, Class A1, 3.74%, 02/25/2034 (z)	667
1,265	Series 2004-EE, Class 2A1, 3.45%, 12/25/2034 (z)	1,286
861	Series 2004-EE, Class 2A2, 3.45%, 12/25/2034 (z)	884
1,555	Series 2004-EE, Class 3A1, 3.79%, 12/25/2034 (z)	1,612
508	Series 2004-EE, Class 3A2, 3.79%, 12/25/2034 (z)	526
2,384	Series 2004-I, Class 1A1, 3.68%, 07/25/2034 (z)	2,434
6,191	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	6,346
2,453	Series 2004-S, Class A1, 3.52%, 09/25/2034 (z)	2,508
882	Series 2004-V, Class 1A1, 3.56%, 10/25/2034 (z)	895
1,132	Series 2004-V, Class 1A2, 3.56%, 10/25/2034 (z)	1,167
671	Series 2005-14, Class 1A1, 5.50%, 12/25/2035	692
103	Series 2005-14, Class 2APO, PO, 12/25/2035 (bb)	91
10,887	Series 2005-AR3, Class 1A1, 3.49%, 03/25/2035 (z)	11,185
1,349	Series 2005-AR8, Class 2A1, 3.74%, 06/25/2035 (z)	1,380
243	Series 2007-7, Class A7, 6.00%, 06/25/2037	242
1,489	Series 2007-11, Class A14, 6.00%, 08/25/2037	1,457
4	RALI Trust, Series 2003-QS3, Class A2, IF, 13.07%, 02/25/2018 (z)	4

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

684	GNMA, Series 2006-22, Class AO, PO, 05/20/2036	608

	Total Collateralized Mortgage Obligations (Cost $2,679,158)	2,700,913

Commercial Mortgage-Backed Securities — 6.0%
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	6,957
7,700	Series 2014-520M, Class C, 4.21%, 08/15/2046 (e) (z)	7,142
	BAMLL Re-REMIC Trust,
16,252	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	14,365
3,200	Series 2014-FRR5, Class AK30, PO, 06/27/2045 (e)	2,459
7,484	Series 2015-FR11, Class AK25, 2.73%, 09/27/2045 (e) (z)	6,769
9,619	Series 2016-FR13, Class A, 1.69%, 08/27/2045 (e) (z)	8,334
21,129	Series 2016-FR16, Class A, 0.99%, 05/27/2021 (e) (z)	19,186
4,802	Banc of America Commercial Mortgage Trust, Series 2006-5, Class XC, IO, 0.78%, 09/10/2047 (e) (z) (bb)	3
27,364	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class XC, IO, 0.07%, 10/10/2045 (e) (z) (bb)	—	(h)
	BB-UBS Trust,
46,923	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	46,614
4,949	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	4,832
	Bear Stearns Commercial Mortgage Securities Trust,
7,950	Series 2006-PW14, Class X1, IO, 0.54%, 12/11/2038 (e) (z) (bb)	27
114,718	Series 2007-T26, Class X1, IO, 0.01%, 01/12/2045 (e) (z) (bb)	77
20,740	BXMT Ltd., Series 2017-FL1, Class D, 4.29%, 06/15/2035 (e) (z) (bb)	20,804
4,602	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.63%, 12/11/2049 (e) (z) (bb)	14
27,681	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, 0.58%, 10/15/2048 (e) (z) (bb)	285
9,225	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, IO, 0.94%, 08/15/2048 (z) (bb)	119

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Commercial Mortgage Trust,
935	Series 2006-GG7, Class AM, 5.79%, 07/10/2038 (z)	935
24,765	Series 2012-CR2, Class XA, IO, 1.66%, 08/15/2045 (z) (bb)	1,492
4,484	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	4,702
6,150	Series 2013-SFS, Class A2, 2.99%, 04/12/2035 (e) (z)	6,014
13,800	Series 2014-CR19, Class A5, 3.80%, 08/10/2047	14,110
7,748	Series 2014-PAT, Class A, 2.38%, 08/13/2027 (e) (z)	7,748
10,196	Series 2014-TWC, Class A, 2.43%, 02/13/2032 (e) (z)	10,203
2,850	Series 2014-TWC, Class B, 3.18%, 02/13/2032 (e) (z) (bb)	2,854
9,250	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	9,393
17,593	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	17,903
22,254	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, 0.07%, 01/15/2049 (e) (z) (bb)	—	(h)
29,490	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESA, 4.03%, 11/15/2027 (e)	29,705
	CSMC OA LLC,
2,600	Series 2014-USA, Class A2, 3.95%, 09/15/2037 (e)	2,625
16,830	Series 2014-USA, Class D, 4.37%, 09/15/2037 (e) (bb)	16,151
20,754	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, 1.12%, 07/10/2044 (e) (z) (bb)	590
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, 3.42%, 06/10/2034 (e) (z)	3,825
	FHLMC Multifamily Structured Pass-Through Certificates,
20,000	Series K037, Class A2, 3.49%, 01/25/2024	20,483
20,914	Series K038, Class A2, 3.39%, 03/25/2024	21,319
23,597	Series K052, Class A2, 3.15%, 11/25/2025	23,561
20,000	Series K061, Class AM, 3.44%, 11/25/2026 (z)	20,182
21,719	Series K065, Class A2, 3.24%, 04/25/2027	21,665

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,657	Series K065, Class AM, 3.33%, 05/25/2027	11,638
8,171	Series K066, Class A2, 3.12%, 06/25/2027	8,062
17,323	Series K070, Class A2, 3.30%, 11/25/2027 (z)	17,319
27,136	Series K072, Class A2, 3.44%, 12/25/2050	27,542
19,000	Series K072, Class AM, 3.50%, 12/25/2050 (z)	19,212
33,492	Series K073, Class A2, 3.35%, 01/25/2028	33,577
4,449	Series KJ02, Class A2, 2.60%, 09/25/2020	4,431
21,382	Series KJ09, Class A2, 2.84%, 09/25/2022	21,257
30,043	Series KJ17, Class A2, 2.98%, 11/25/2025	29,377
2,314	Series KPLB, Class A, 2.77%, 05/25/2025	2,258
14,000	Series KS01, Class A2, 2.52%, 01/25/2023	13,782
41,500	Series KSMC, Class A2, 2.62%, 01/25/2023	40,844
	FNMA ACES,
12,909	Series 2010-M1, Class A2, 4.45%, 09/25/2019	13,140
5,537	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	5,659
4,694	Series 2010-M7, Class A2, 3.66%, 11/25/2020	4,774
7,984	Series 2011-M1, Class A3, 3.76%, 06/25/2021	8,157
51,111	Series 2011-M2, Class A3, 3.76%, 04/25/2021	52,353
28,877	Series 2011-M4, Class A2, 3.73%, 06/25/2021	29,582
6,139	Series 2011-M8, Class A2, 2.92%, 08/25/2021	6,144
2,638	Series 2012-M11, Class FA, 2.06%, 08/25/2019 (z)	2,638
11,791	Series 2013-M7, Class A2, 2.28%, 12/27/2022	11,466
10,168	Series 2013-M9, Class A2, 2.39%, 01/25/2023 (z)	9,927
3,370	Series 2013-M13, Class A2, 2.64%, 04/25/2023 (z)	3,313
16,876	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	17,252
24,000	Series 2014-M3, Class A2, 3.47%, 01/25/2024 (z)	24,564
3,280	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	3,287

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
23,180	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	23,054
11,740	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	11,700
12,039	Series 2015-M1, Class A2, 2.53%, 09/25/2024	11,651
12,011	Series 2015-M2, Class A3, 3.05%, 12/25/2024 (z)	11,992
30,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	29,336
7,298	Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,071
10,000	Series 2015-M8, Class A2, 2.90%, 01/25/2025 (z)	9,854
57,555	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	56,601
64,822	Series 2016-M1, Class A2, 2.94%, 01/25/2026 (z)	63,677
96,850	Series 2016-M11, Class A2, 2.37%, 07/25/2026 (z)	91,010
57,625	Series 2017-M3, Class A2, 2.49%, 12/25/2026 (z)	54,062
8,018	Series 2017-M5, Class A2, 3.30%, 04/25/2029	7,879
33,600	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	32,957
14,669	Series 2017-M11, Class A2, 2.98%, 08/25/2029	14,078
34,718	Series 2017-M12, Class A2, 3.08%, 06/25/2027 (z)	34,090
47,138	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	45,264
	FORT CRE LLC,
9,370	Series 2016-1A, Class B, 4.37%, 05/21/2036 (e) (z)	9,424
14,100	Series 2016-1A, Class C, 4.87%, 05/21/2036 (e) (z)	14,178
	FREMF Mortgage Trust,
4,469	Series 2013-K31, Class C, 3.63%, 07/25/2046 (e) (z) (bb)	4,335
11,025	Series 2015-K45, Class B, 3.59%, 04/25/2048 (e) (z) (bb)	10,875
5,000	Series 2015-K47, Class B, 3.59%, 06/25/2048 (e) (z) (bb)	4,926
10,000	Series 2015-K51, Class B, 3.95%, 10/25/2048 (e) (z) (bb)	10,055
8,451	Series 2016-K56, Class B, 3.94%, 06/25/2049 (e) (z)	8,482
21,565	Series 2016-K722, Class B, 3.84%, 07/25/2049 (e) (z)	21,444

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,500	Series 2017-K67, Class B, 3.94%, 09/25/2049 (e) (z)	8,466
27,500	Series 2017-K727, Class B, 3.74%, 07/25/2024 (e) (z)	27,450
8,000	Series 2017-K729, Class B, 3.67%, 11/25/2049 (e) (z) (bb)	7,703
10,340	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	10,314
67,725	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, 1.30%, 06/05/2031 (e) (z) (bb)	906
	GS Mortgage Securities Trust,
14,015	Series 2006-GG8, Class X, IO, 0.87%, 11/10/2039 (e) (z) (bb)	1
1,600	Series 2011-GC5, Class D, 5.40%, 08/10/2044 (e) (z) (bb)	1,547
	JP Morgan Chase Commercial Mortgage Securities Trust,
65,608	Series 2005-CB11, Class X1, IO, 0.02%, 08/12/2037 (e) (z) (bb)	22
26,613	Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 (e) (z) (bb)	—	(h)
51,540	Series 2006-CB15, Class X1, IO, 0.26%, 06/12/2043 (z) (bb)	55
1,389	Series 2006-LDP9, Class A3SF, 1.74%, 05/15/2047 (z)	1,385
3,587	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	3,606
51,467	Series 2007-LD12, Class X, IO, 0.00%, 02/15/2051 (z) (bb)	1
	JPMCC Re-REMIC Trust,
2,900	Series 2014-FRR1, Class BK10, 2.55%, 11/27/2049 (e) (z)	2,741
14,000	Series 2015-FRR2, Class AK36, 2.29%, 12/27/2046 (e) (z)	12,192
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	8,990
7,955	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class XW, IO, 0.17%, 02/15/2040 (z) (bb)	1
9,497	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.51%, 12/12/2049 (e) (z) (bb)	—	(h)
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	18,327
	Morgan Stanley Capital I Trust,
17,961	Series 2006-IQ12, Class X1, IO, 0.50%, 12/15/2043 (e) (z) (bb)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
47,661	Series 2007-HQ11, Class X, IO, 0.33%, 02/12/2044 (e) (z) (bb)	601
4,228	Series 2007-HQ13, Class X1, IO, 0.00%, 12/15/2044 (e) (z) (bb)	—	(h)
10,000	Series 2007-IQ13, Class X, IO, 0.44%, 03/15/2044 (e) (z) (bb)	36
4,480	Series 2011-C3, Class A3, 4.05%, 07/15/2049	4,559
4,902	Series 2012-C4, Class A3, 2.99%, 03/15/2045	4,919
	Morgan Stanley Re-REMIC Trust,
2,450	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	2,450
6,039	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	5,768
	PFP Ltd., (Cayman Islands),
3,172	Series 2015-2, Class A, 3.04%, 07/14/2034 (e) (z)	3,175
7,564	Series 2015-2, Class C, 4.84%, 07/14/2034 (e) (z) (bb)	7,613
4,646	Series 2015-2, Class D, 5.59%, 07/14/2034 (e) (z) (bb)	4,655
3,462	Series 2017-3, Class B, 3.34%, 01/14/2035 (e) (z) (bb)	3,472
4,000	Series 2017-3, Class C, 4.09%, 01/14/2035 (e) (z) (bb)	4,026
12,154	RAIT Trust, Series 2015-FL5, Class B, 5.48%, 01/15/2031 (e) (z) (bb)	12,166
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	4,359
	Resource Capital Corp. Ltd., (Cayman Islands),
109	Series 2015-CRE4, Class A, 2.99%, 08/15/2032 (e) (z)	109
6,908	Series 2015-CRE4, Class B, 4.59%, 08/15/2032 (e) (z) (bb)	6,839
8,260	Series RR Trust, Series 2014-1, Class B, PO, 05/25/2047 (e)	5,489
	TPG Real Estate Finance Ltd., (Cayman Islands),
9,000	Series 2018-FL1, Class AS, 2.51%, 02/15/2035 (e) (z)	9,000
13,000	Series 2018-FL1, Class C, 3.46%, 02/15/2035 (e) (z)	13,000
14,257	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, 2.08%, 05/10/2045 (e) (z)	986
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	15,456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.53%, 05/10/2063	9,464
48,181	Series 2012-C2, Class XA, IO, 1.34%, 05/10/2063 (e) (z) (bb)	2,279
2,357	Series 2013-C6, Class A4, 3.24%, 04/10/2046	2,357
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	11,021
30,750	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	31,258
36,090	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, 0.08%, 03/15/2045 (e) (z) (bb)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, 2.71%, 03/18/2028 (e) (z)	13,374
8,751	Series 2015-C30, Class A4, 3.66%, 09/15/2058	8,858
8,000	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK20, PO, 05/27/2045 (e)	6,548
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	9,530
9,327	Series 2012-C6, Class A4, 3.44%, 04/15/2045	9,426
2,500	Series 2013-C11, Class D, 4.27%, 03/15/2045 (e) (z) (bb)	2,347

	Total Commercial Mortgage-Backed Securities (Cost $1,715,515)	1,701,844

Corporate Bonds — 24.8%
	Consumer Discretionary — 1.6%
	Automobiles — 0.4%
5,568	BMW US Capital LLC, (Germany), 2.25%, 09/15/2023 (e)	5,271
	Daimler Finance North America LLC, (Germany),
1,250	2.00%, 07/06/2021 (e)	1,205
2,089	2.25%, 03/02/2020 (e)	2,063
1,692	2.38%, 08/01/2018 (e)	1,692
1,200	3.30%, 05/19/2025 (e)	1,182
5,000	3.35%, 02/22/2023 (e)	4,976
470	8.50%, 01/18/2031	686
25,661	Ford Motor Co., 7.45%, 07/16/2031	31,247
	General Motors Co.,
5,550	5.15%, 04/01/2038	5,481
15,217	6.60%, 04/01/2036	17,687

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Automobiles — continued
	Hyundai Capital America,
2,560	2.00%, 07/01/2019 (e)	2,523
3,299	2.40%, 10/30/2018 (e)	3,289
7,600	3.00%, 03/18/2021 (e)	7,517
904	Kia Motors Corp., (South Korea), 2.63%, 04/21/2021 (e)	885
	Nissan Motor Acceptance Corp.,
6,316	1.80%, 03/15/2018 (e)	6,316
3,520	1.90%, 09/14/2021 (e)	3,378

		95,398

	Diversified Consumer Services — 0.0% (g)
8,351	President & Fellows of Harvard College, 3.30%, 07/15/2056	7,540

	Hotels, Restaurants & Leisure — 0.0% (g)
6,540	McDonald’s Corp., 4.70%, 12/09/2035	7,018

	Household Durables — 0.0% (g)
2,500	Newell Brands, Inc., 5.50%, 04/01/2046	2,658

	Internet & Direct Marketing Retail — 0.2%
	Amazon.com, Inc.,
10,800	2.80%, 08/22/2024 (e)	10,457
9,440	3.88%, 08/22/2037 (e)	9,403
10,940	4.25%, 08/22/2057 (e)	10,912
8,677	4.80%, 12/05/2034	9,609
	Booking Holdings, Inc.,
1,923	2.75%, 03/15/2023	1,864
2,870	3.55%, 03/15/2028	2,749

		44,994

	Media — 0.9%
	21st Century Fox America, Inc.,
2,337	6.15%, 02/15/2041	2,946
2,242	6.20%, 12/15/2034	2,778
2,690	6.65%, 11/15/2037	3,485
1,345	6.90%, 08/15/2039	1,813
1,762	7.25%, 05/18/2018	1,780
3,946	7.30%, 04/30/2028	4,949
2,690	7.63%, 11/30/2028	3,459
942	8.88%, 04/26/2023	1,156
1,525	9.50%, 07/15/2024	1,979
	CBS Corp.,
5,275	3.70%, 08/15/2024	5,261
4,293	4.00%, 01/15/2026	4,282
673	4.85%, 07/01/2042	671
2,004	4.90%, 08/15/2044	2,010
583	5.90%, 10/15/2040	666

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Charter Communications Operating LLC,
17,182	4.91%, 07/23/2025	17,694
4,374	6.38%, 10/23/2035	4,939
4,708	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	5,982
1,614	Comcast Cable Holdings LLC, 10.13%, 04/15/2022	1,995
	Comcast Corp.,
2,773	3.38%, 08/15/2025	2,729
6,115	3.55%, 05/01/2028	6,004
5,553	4.00%, 11/01/2049	5,155
2,600	4.05%, 11/01/2052	2,424
3,361	4.20%, 08/15/2034	3,371
10,484	4.25%, 01/15/2033	10,794
17,907	6.50%, 11/15/2035	22,904
	Cox Communications, Inc.,
3,027	3.25%, 12/15/2022 (e)	3,014
3,046	3.35%, 09/15/2026 (e)	2,899
5,600	4.80%, 02/01/2035 (e)	5,496
2,627	Cox Enterprises, Inc., 7.38%, 07/15/2027 (e)	3,147
	Discovery Communications LLC,
2,647	3.95%, 03/20/2028	2,541
6,532	4.38%, 06/15/2021	6,751
5,069	6.35%, 06/01/2040	5,708
	Grupo Televisa SAB, (Mexico),
1,494	4.63%, 01/30/2026	1,520
1,332	6.13%, 01/31/2046	1,470
	NBCUniversal Media LLC,
6,080	4.38%, 04/01/2021	6,339
4,575	5.95%, 04/01/2041	5,527
1,654	Sky plc, (United Kingdom), 3.75%, 09/16/2024 (e)	1,669
1,199	TCI Communications, Inc., 7.13%, 02/15/2028	1,499
	Time Warner Cable LLC,
1,928	4.13%, 02/15/2021	1,961
6,940	5.50%, 09/01/2041	7,045
4,125	5.88%, 11/15/2040	4,353
2,327	6.55%, 05/01/2037	2,647
4,080	6.75%, 07/01/2018	4,134
1,794	6.75%, 06/15/2039	2,058
2,197	7.30%, 07/01/2038	2,635
1,601	8.75%, 02/14/2019	1,687
10,041	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	13,328

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Time Warner, Inc.,
7,000	3.55%, 06/01/2024	6,934
10,400	3.60%, 07/15/2025	10,104
3,640	4.75%, 03/29/2021	3,814
1,573	5.38%, 10/15/2041	1,688
	Viacom, Inc.,
5,562	3.88%, 04/01/2024	5,554
6,243	4.38%, 03/15/2043	5,614
3,978	6.88%, 04/30/2036	4,739
	Walt Disney Co. (The),
3,829	1.85%, 07/30/2026	3,395
1,190	3.00%, 07/30/2046	1,011

		251,507

	Multiline Retail — 0.0% (g)
925	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	980
3,458	Nordstrom, Inc., 4.00%, 10/15/2021	3,510
2,565	Target Corp., 2.50%, 04/15/2026	2,380

		6,870

	Specialty Retail — 0.1%
3,920	AutoZone, Inc., 3.75%, 06/01/2027	3,842
	Home Depot, Inc. (The),
2,345	2.13%, 09/15/2026	2,117
7,447	2.63%, 06/01/2022	7,353
2,897	3.00%, 04/01/2026	2,810
1,673	3.50%, 09/15/2056	1,477
5,037	4.20%, 04/01/2043	5,158
	Lowe’s Cos., Inc.,
1,820	3.38%, 09/15/2025	1,791
3,901	4.65%, 04/15/2042	4,165
4,715	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	4,582

		33,295

	Total Consumer Discretionary	449,280

	Consumer Staples — 1.0%
	Beverages — 0.4%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,151	1.90%, 02/01/2019	1,143
34,062	3.30%, 02/01/2023	33,917
19,594	3.65%, 02/01/2026	19,417
12,380	4.70%, 02/01/2036	13,010
8,194	4.90%, 02/01/2046	8,736

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
3,008	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	2,997
4,687	Brown-Forman Corp., 4.50%, 07/15/2045	4,926
5,032	Coca-Cola Femsa SAB de CV, (Mexico), 3.88%, 11/26/2023	5,139
1,335	Constellation Brands, Inc., 4.25%, 05/01/2023	1,382
2,493	Diageo Capital plc, (United Kingdom), 4.83%, 07/15/2020	2,609
4,484	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	5,365
2,015	Dr Pepper Snapple Group, Inc., 3.43%, 06/15/2027 (e)	1,912
	PepsiCo, Inc.,
5,025	3.10%, 07/17/2022	5,054
6,150	3.45%, 10/06/2046	5,584
3,615	4.45%, 04/14/2046	3,847

		115,038

	Food & Staples Retailing — 0.2%
	CVS Health Corp.,
2,500	3.88%, 07/20/2025	2,470
5,196	4.00%, 12/05/2023	5,268
443	CVS Pass-Through Trust, 7.51%, 01/10/2032 (e)	527
	Kroger Co. (The),
2,093	4.00%, 02/01/2024	2,139
829	5.40%, 07/15/2040	880
1,794	6.15%, 01/15/2020	1,898
12,466	6.90%, 04/15/2038	15,573
11,049	7.50%, 04/01/2031	14,024
1,861	Sysco Corp., 3.75%, 10/01/2025	1,879
3,435	Walgreen Co., 4.40%, 09/15/2042	3,245
	Walgreens Boots Alliance, Inc.,
3,000	3.80%, 11/18/2024	2,980
2,517	4.50%, 11/18/2034	2,480
5,560	Walmart, Inc., 3.63%, 12/15/2047	5,398

		58,761

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,551	3.25%, 08/15/2026	2,405
1,281	3.50%, 11/24/2020	1,295
4,460	3.75%, 09/25/2027	4,298
	Cargill, Inc.,
1,990	3.25%, 03/01/2023 (e)	1,988
6,950	3.30%, 03/01/2022 (e)	6,952

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
6,900	Danone SA, (France), 2.59%, 11/02/2023 (e)	6,593
	Kellogg Co.,
2,036	3.25%, 05/21/2018	2,040
5,245	3.40%, 11/15/2027	5,015
	Kraft Heinz Foods Co.,
3,368	3.50%, 06/06/2022	3,373
3,295	3.95%, 07/15/2025	3,265
2,270	5.00%, 07/15/2035	2,361
4,392	5.00%, 06/04/2042	4,371
1,215	5.38%, 02/10/2020	1,268
4,612	6.13%, 08/23/2018	4,694
2,690	6.50%, 02/09/2040	3,190
13,399	6.88%, 01/26/2039	16,530
	McCormick & Co., Inc.,
2,094	3.15%, 08/15/2024	2,052
1,685	3.40%, 08/15/2027	1,638
	Mead Johnson Nutrition Co., (United Kingdom),
2,074	3.00%, 11/15/2020	2,073
993	4.13%, 11/15/2025	1,013
955	4.60%, 06/01/2044	977
	Tyson Foods, Inc.,
4,951	3.95%, 08/15/2024	5,033
7,255	4.88%, 08/15/2034	7,836

		90,260

	Household Products — 0.1%
	Kimberly-Clark Corp.,
1,220	2.40%, 03/01/2022	1,192
2,842	3.05%, 08/15/2025	2,777
7,800	Procter & Gamble Co. (The), 2.85%, 08/11/2027	7,429

		11,398

	Tobacco — 0.0% (g)
7,130	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	7,007

	Total Consumer Staples	282,464

	Energy — 2.8%
	Energy Equipment & Services — 0.1%
3,910	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	4,328
	Halliburton Co.,
2,882	3.50%, 08/01/2023	2,899
3,583	4.85%, 11/15/2035	3,837
4,529	7.45%, 09/15/2039	6,211
2,242	7.60%, 08/15/2096 (e)	2,914

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — continued
	Nabors Industries, Inc.,
1,065	4.63%, 09/15/2021	1,038
1,205	5.00%, 09/15/2020	1,208
	Schlumberger Holdings Corp.,
6,120	3.63%, 12/21/2022 (e)	6,202
740	4.00%, 12/21/2025 (e)	750
2,931	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	2,958

		32,345

	Oil, Gas & Consumable Fuels — 2.7%
1,794	Anadarko Finance Co., Series B, 7.50%, 05/01/2031	2,269
1,480	Anadarko Holding Co., 7.15%, 05/15/2028	1,722
3,226	Anadarko Petroleum Corp., 8.70%, 03/15/2019	3,415
4,015	Andeavor Logistics LP, 4.25%, 12/01/2027	3,918
2,933	ANR Pipeline Co., 9.63%, 11/01/2021	3,628
	Apache Corp.,
853	3.25%, 04/15/2022	845
3,611	4.75%, 04/15/2043	3,568
2,850	6.00%, 01/15/2037	3,240
2,242	6.90%, 09/15/2018	2,289
7,325	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	7,343
1,552	BG Energy Capital plc, (United Kingdom), 5.13%, 10/15/2041 (e)	1,744
	Boardwalk Pipelines LP,
3,705	3.38%, 02/01/2023	3,601
762	4.45%, 07/15/2027	747
6,221	4.95%, 12/15/2024	6,424
2,057	5.95%, 06/01/2026	2,226
	BP Capital Markets plc, (United Kingdom),
5,200	2.24%, 05/10/2019	5,179
3,258	3.02%, 01/16/2027	3,106
17,699	3.22%, 04/14/2024	17,559
2,273	3.25%, 05/06/2022	2,285
3,479	3.28%, 09/19/2027	3,359
4,509	3.51%, 03/17/2025	4,503
7,330	3.59%, 04/14/2027	7,296
7,135	3.81%, 02/10/2024	7,310
	Buckeye Partners LP,
2,100	2.65%, 11/15/2018	2,100
1,427	3.95%, 12/01/2026	1,361
2,000	4.35%, 10/15/2024	2,014
2,500	4.88%, 02/01/2021	2,590

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
7,805	5.85%, 11/15/2043	8,251
1,794	Burlington Resources, Inc., 8.20%, 03/15/2025	2,259
	Canadian Natural Resources Ltd., (Canada),
3,463	3.90%, 02/01/2025	3,445
671	5.85%, 02/01/2035	760
6,527	6.45%, 06/30/2033	7,814
1,794	6.75%, 02/01/2039	2,252
359	7.20%, 01/15/2032	452
	Cenovus Energy, Inc., (Canada),
2,695	4.45%, 09/15/2042	2,395
2,048	5.25%, 06/15/2037	2,055
10,996	6.75%, 11/15/2039	12,609
	Chevron Corp.,
2,725	2.36%, 12/05/2022	2,643
11,130	2.57%, 05/16/2023	10,829
5,912	2.90%, 03/03/2024	5,767
4,574	4.95%, 03/03/2019	4,682
11,698	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	11,581
11,233	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	11,452
471	Conoco Funding Co., 7.25%, 10/15/2031	619
	ConocoPhillips,
462	5.90%, 10/15/2032	547
1,300	6.50%, 02/01/2039	1,700
9,861	ConocoPhillips Co., 4.95%, 03/15/2026	10,712
2,807	Devon Energy Corp., 5.60%, 07/15/2041	3,138
	Ecopetrol SA, (Colombia),
3,333	4.13%, 01/16/2025	3,261
5,409	5.38%, 06/26/2026	5,698
2,575	5.88%, 09/18/2023	2,791
	Enbridge, Inc., (Canada),
6,000	(ICE LIBOR USD 3 Month + 3.64%), 1.00%, 03/01/2078 (aa)	6,013
2,692	3.70%, 07/15/2027	2,600
3,980	4.50%, 06/10/2044	3,888
	Encana Corp., (Canada),
2,090	6.50%, 05/15/2019	2,179
3,637	6.50%, 08/15/2034	4,320
4,761	7.38%, 11/01/2031	5,942
1,485	8.13%, 09/15/2030	1,935
	Energy Transfer LP,
1,144	3.60%, 02/01/2023	1,129
6,594	4.05%, 03/15/2025	6,480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
3,400	4.75%, 01/15/2026	3,454
2,440	4.90%, 02/01/2024	2,522
5,160	5.00%, 10/01/2022	5,391
6,200	6.05%, 06/01/2041	6,491
2,519	6.50%, 02/01/2042	2,789
2,695	7.50%, 07/01/2038	3,268
4,843	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	5,187
4,040	Eni USA, Inc., (United Kingdom), 7.30%, 11/15/2027	4,913
	EnLink Midstream Partners LP,
3,545	2.70%, 04/01/2019	3,525
10,021	4.15%, 06/01/2025	9,807
3,250	5.05%, 04/01/2045	3,082
	Enterprise Products Operating LLC,
3,040	3.70%, 02/15/2026	3,035
2,600	3.75%, 02/15/2025	2,612
2,687	3.90%, 02/15/2024	2,727
2,705	3.95%, 02/15/2027	2,735
1,251	4.85%, 03/15/2044	1,303
1,189	4.95%, 10/15/2054	1,223
1,758	5.10%, 02/15/2045	1,899
1,259	5.95%, 02/01/2041	1,487
900	7.55%, 04/15/2038	1,215
2,376	Series D, 6.88%, 03/01/2033	2,981
515	Series H, 6.65%, 10/15/2034	638
2,509	Series J, 5.75%, 03/01/2035	2,799
	EOG Resources, Inc.,
4,753	4.10%, 02/01/2021	4,881
4,120	5.10%, 01/15/2036	4,530
1,614	6.88%, 10/01/2018	1,654
4,517	EQT Corp., 3.90%, 10/01/2027	4,312
	Exxon Mobil Corp.,
7,000	2.73%, 03/01/2023	6,903
2,726	4.11%, 03/01/2046	2,843
2,098	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	2,106
	Hess Corp.,
4,500	6.00%, 01/15/2040	4,771
3,845	7.13%, 03/15/2033	4,649
500	7.30%, 08/15/2031	610
1,036	Husky Energy, Inc., (Canada), 6.15%, 06/15/2019	1,078
	Kerr-McGee Corp.,
1,103	6.95%, 07/01/2024	1,280
11,707	7.88%, 09/15/2031	15,383

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Kinder Morgan, Inc.,
13,000	4.30%, 03/01/2028	12,963
9,220	5.20%, 03/01/2048	9,260
	Magellan Midstream Partners LP,
2,338	3.20%, 03/15/2025	2,240
2,987	4.20%, 12/01/2042	2,793
7,133	5.15%, 10/15/2043	7,781
1,794	6.55%, 07/15/2019	1,882
6,517	Marathon Oil Corp., 2.80%, 11/01/2022	6,295
3,980	Marathon Petroleum Corp., 3.63%, 09/15/2024	3,963
	MPLX LP,
3,626	4.00%, 03/15/2028	3,564
2,033	4.50%, 04/15/2038	1,984
6,360	4.88%, 12/01/2024	6,691
2,341	5.20%, 03/01/2047	2,407
	Noble Energy, Inc.,
5,216	5.63%, 05/01/2021	5,301
4,810	6.00%, 03/01/2041	5,525
	Occidental Petroleum Corp.,
3,457	3.40%, 04/15/2026	3,408
6,636	3.50%, 06/15/2025	6,628
5,665	4.20%, 03/15/2048	5,624
	ONEOK Partners LP,
3,960	3.20%, 09/15/2018	3,975
1,164	3.38%, 10/01/2022	1,159
13,625	4.90%, 03/15/2025	14,317
2,576	5.00%, 09/15/2023	2,723
1,825	6.65%, 10/01/2036	2,191
3,000	8.63%, 03/01/2019	3,167
3,677	Petro-Canada, (Canada), 6.80%, 05/15/2038	4,872
	Petroleos Mexicanos, (Mexico),
9,775	4.63%, 09/21/2023	9,825
2,165	4.88%, 01/18/2024	2,197
2,547	5.35%, 02/12/2028 (e)	2,501
6,491	6.35%, 02/12/2048 (e)	6,316
4,385	6.38%, 02/04/2021	4,688
4,650	6.38%, 01/23/2045	4,511
10,944	6.50%, 03/13/2027 (e)	11,679
4,700	6.63%, 06/15/2035	4,867
12,012	6.75%, 09/21/2047	12,178
13,091	6.88%, 08/04/2026	14,384
	Phillips 66,
3,955	3.90%, 03/15/2028	3,947
1,181	4.30%, 04/01/2022	1,226

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
665	4.88%, 11/15/2044	697
	Phillips 66 Partners LP,
1,453	3.55%, 10/01/2026	1,392
3,078	4.90%, 10/01/2046	3,091
	Plains All American Pipeline LP,
7,000	3.60%, 11/01/2024	6,684
1,938	3.65%, 06/01/2022	1,914
6,535	4.65%, 10/15/2025	6,589
1,221	4.90%, 02/15/2045	1,133
8,000	Sinopec Capital Ltd., (China), 3.13%, 04/24/2023 (e)	7,793
4,132	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	4,268
	Spectra Energy Partners LP,
2,658	2.95%, 09/25/2018	2,664
4,750	3.50%, 03/15/2025	4,609
1,866	4.50%, 03/15/2045	1,820
1,801	5.95%, 09/25/2043	2,098
	Statoil ASA, (Norway),
2,646	1.15%, 05/15/2018	2,641
2,430	2.45%, 01/17/2023	2,355
5,765	2.65%, 01/15/2024	5,592
3,320	3.15%, 01/23/2022	3,334
3,461	3.25%, 11/10/2024	3,441
1,673	4.25%, 11/23/2041	1,729
11,584	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	14,035
	Sunoco Logistics Partners Operations LP,
4,366	3.90%, 07/15/2026	4,176
1,814	4.25%, 04/01/2024	1,821
600	4.65%, 02/15/2022	621
1,840	5.30%, 04/01/2044	1,785
6,969	5.35%, 05/15/2045	6,758
5,495	6.10%, 02/15/2042	5,705
2,870	TC PipeLines LP, 3.90%, 05/25/2027	2,786
	Texas Eastern Transmission LP,
6,209	2.80%, 10/15/2022 (e)	6,014
908	3.50%, 01/15/2028 (e)	881
	Tosco Corp.,
3,408	7.80%, 01/01/2027	4,401
3,139	8.13%, 02/15/2030	4,281
	Total Capital International SA, (France),
5,000	2.75%, 06/19/2021	4,979
5,675	3.70%, 01/15/2024	5,800
1,989	3.75%, 04/10/2024	2,043

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	TransCanada PipeLines Ltd., (Canada),
4,155	4.88%, 01/15/2026	4,512
6,345	6.20%, 10/15/2037	7,853
1,704	6.50%, 08/15/2018	1,736
2,377	7.13%, 01/15/2019	2,466
1,883	7.25%, 08/15/2038	2,576
1,545	Valero Energy Corp., 7.50%, 04/15/2032	2,013
	Western Gas Partners LP,
1,228	3.95%, 06/01/2025	1,199
1,626	4.50%, 03/01/2028	1,636
3,421	4.65%, 07/01/2026	3,475
3,868	5.30%, 03/01/2048	3,867
607	5.38%, 06/01/2021	635
1,855	5.45%, 04/01/2044	1,893
	Williams Partners LP,
3,506	3.90%, 01/15/2025	3,480
5,487	4.85%, 03/01/2048	5,500

		759,725

	Total Energy	792,070

	Financials — 9.9%
	Banks — 4.3%
	ABN AMRO Bank NV, (Netherlands),
9,759	2.45%, 06/04/2020 (e)	9,629
3,394	2.50%, 10/30/2018 (e)	3,395
7,879	4.75%, 07/28/2025 (e)	8,109
	ANZ New Zealand Int’l Ltd., (New Zealand),
5,200	2.60%, 09/23/2019 (e)	5,186
3,016	2.85%, 08/06/2020 (e)	3,011
2,000	3.45%, 01/21/2028 (e)	1,938
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.45%, 05/15/2018	5,551
1,834	4.40%, 05/19/2026 (e)	1,848
2,571	4.88%, 01/12/2021 (e)	2,693
5,000	Banco Santander SA, (Spain), 3.13%, 02/23/2023	4,871
	Bank of America Corp.,
6,212	2.50%, 10/21/2022	6,000
10,925	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	10,734
20,618	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	20,174
6,248	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	6,211
20,908	3.25%, 10/21/2027	19,874

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
9,404	3.30%, 01/11/2023	9,372
5,215	(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/2026 (aa)	5,094
27,187	(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e) (aa)	26,030
10,025	(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 04/24/2028 (aa)	9,839
26,230	(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/2029 (aa)	26,230
1,840	4.00%, 04/01/2024	1,888
18,371	4.00%, 01/22/2025	18,453
530	4.10%, 07/24/2023	548
1,890	4.13%, 01/22/2024	1,952
6,055	4.25%, 10/22/2026	6,113
5,041	4.45%, 03/03/2026	5,154
7,155	5.65%, 05/01/2018	7,196
11,523	6.88%, 04/25/2018	11,601
5,294	Series L, 2.25%, 04/21/2020	5,230
2,530	Series L, 2.65%, 04/01/2019	2,531
8,782	Series L, 3.95%, 04/21/2025	8,769
	Bank of Montreal, (Canada),
7,632	2.35%, 09/11/2022	7,372
6,305	2.38%, 01/25/2019	6,297
	Bank of Nova Scotia (The), (Canada),
13,000	1.70%, 06/11/2018	12,983
4,470	1.88%, 09/20/2021 (e)	4,311
5,455	2.50%, 01/08/2021	5,390
1,977	Banque Federative du Credit Mutuel SA, (France), 2.00%, 04/12/2019 (e)	1,962
	Barclays plc, (United Kingdom),
2,612	3.20%, 08/10/2021	2,583
15,214	3.65%, 03/16/2025	14,632
6,060	3.68%, 01/10/2023	6,017
10,993	4.38%, 01/12/2026	11,005
3,000	5.20%, 05/12/2026	3,047
	BB&T Corp.,
2,200	2.05%, 05/10/2021	2,137
6,000	2.63%, 06/29/2020	5,961
2,466	5.25%, 11/01/2019	2,562
1,480	6.85%, 04/30/2019	1,550
	BNP Paribas SA, (France),
2,500	(USD Swap Semi 5 Year + 1.48%), 1.00%, 03/01/2033 (e) (aa)	2,475
6,025	3.38%, 01/09/2025 (e)	5,834
3,000	3.50%, 03/01/2023 (e)	2,991

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	BNZ International Funding Ltd., (New Zealand),
4,300	2.10%, 09/14/2021 (e)	4,146
3,708	2.65%, 11/03/2022 (e)	3,585
4,500	3.38%, 03/01/2023	4,471
	Canadian Imperial Bank of Commerce, (Canada),
2,740	1.60%, 09/06/2019	2,695
12,882	2.25%, 07/21/2020 (e)	12,751
22,474	Capital One Bank USA NA, 3.38%, 02/15/2023	22,151
	Capital One NA,
5,909	2.35%, 08/17/2018	5,905
4,190	2.40%, 09/05/2019	4,160
	Citigroup, Inc.,
7,450	1.70%, 04/27/2018	7,445
5,000	1.75%, 05/01/2018	4,997
7,940	2.05%, 12/07/2018	7,919
7,289	2.15%, 07/30/2018	7,283
2,309	2.35%, 08/02/2021	2,249
5,000	2.40%, 02/18/2020	4,952
8,395	2.70%, 03/30/2021	8,290
12,240	2.75%, 04/25/2022	11,980
6,399	(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/2023 (aa)	6,352
6,100	3.40%, 05/01/2026	5,923
5,000	(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (aa)	4,819
8,000	(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)	7,826
12,625	3.70%, 01/12/2026	12,543
3,077	3.88%, 03/26/2025	3,056
3,330	(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 01/24/2039 (aa)	3,195
1,491	4.13%, 07/25/2028	1,480
6,200	4.30%, 11/20/2026	6,268
7,400	4.40%, 06/10/2025	7,596
6,570	4.75%, 05/18/2046	6,721
698	5.30%, 05/06/2044	770
4,296	5.50%, 09/13/2025	4,699
1,842	5.88%, 01/30/2042	2,285
3,363	6.63%, 01/15/2028	3,996
1,424	8.13%, 07/15/2039	2,159
1,590	Citizens Financial Group, Inc., 2.38%, 07/28/2021	1,551

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Comerica, Inc.,
2,140	2.13%, 05/23/2019	2,131
1,148	3.80%, 07/22/2026	1,134
	Commonwealth Bank of Australia, (Australia),
4,035	2.00%, 09/06/2021 (e)	3,887
4,920	4.50%, 12/09/2025 (e)	4,984
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.50%, 01/19/2021	5,410
11,498	3.88%, 02/08/2022	11,753
7,438	4.38%, 08/04/2025	7,557
3,139	5.80%, 09/30/2110 (e)	3,779
	Credit Agricole SA, (France),
6,616	4.13%, 01/10/2027 (e)	6,635
4,405	4.38%, 03/17/2025 (e)	4,438
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
1,764	2.75%, 03/26/2020	1,751
5,499	3.75%, 03/26/2025	5,428
8,035	3.80%, 06/09/2023	8,085
	Danske Bank A/S, (Denmark),
4,287	2.00%, 09/08/2021 (e)	4,109
4,254	2.70%, 03/02/2022 (e)	4,152
	Discover Bank,
2,185	3.10%, 06/04/2020	2,182
6,100	4.20%, 08/08/2023	6,265
8,109	4.25%, 03/13/2026	8,143
7,022	Fifth Third Bancorp, 2.88%, 07/27/2020	7,008
	Fifth Third Bank,
6,100	2.38%, 04/25/2019	6,074
2,846	2.88%, 10/01/2021	2,826
	HSBC Bank plc, (United Kingdom),
8,206	1.50%, 05/15/2018 (e)	8,195
8,968	4.75%, 01/19/2021 (e)	9,394
	HSBC Holdings plc, (United Kingdom),
20,855	2.65%, 01/05/2022	20,318
2,628	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	2,576
16,403	3.60%, 05/25/2023	16,492
12,977	4.00%, 03/30/2022	13,298
9,677	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	9,716
4,932	4.25%, 08/18/2025	4,914
3,162	4.38%, 11/23/2026	3,176
	Huntington Bancshares, Inc.,
10,169	2.30%, 01/14/2022	9,789

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,357	3.15%, 03/14/2021	2,365
	Huntington National Bank (The),
709	2.00%, 06/30/2018	708
6,583	2.88%, 08/20/2020	6,583
6,900	Industrial & Commercial Bank of China Ltd., (China), 2.45%, 10/20/2021	6,669
2,572	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	2,566
	Intesa Sanpaolo SpA, (Italy),
6,217	3.88%, 07/14/2027 (e)	5,934
3,799	3.88%, 01/12/2028 (e)	3,614
4,225	KeyBank NA, 3.18%, 05/22/2022	4,177
	KeyCorp,
2,136	2.90%, 09/15/2020	2,131
2,200	5.10%, 03/24/2021	2,330
7,500	Lloyds Bank plc, (United Kingdom), 2.40%, 03/17/2020	7,407
	Lloyds Banking Group plc, (United Kingdom),
6,788	(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/07/2023 (aa)	6,560
9,304	3.75%, 01/11/2027	9,069
4,700	4.58%, 12/10/2025	4,756
	Mitsubishi UFJ Financial Group, Inc., (Japan),
3,463	2.53%, 09/13/2023	3,304
6,006	2.95%, 03/01/2021	5,991
2,713	3.00%, 02/22/2022	2,672
	Mizuho Bank Ltd., (Japan),
3,021	1.80%, 03/26/2018 (e)	3,020
3,167	2.65%, 09/25/2019 (e)	3,158
	Mizuho Financial Group, Inc., (Japan),
4,462	2.63%, 04/12/2021 (e)	4,387
1,449	2.95%, 02/28/2022	1,424
4,000	4.02%, 03/05/2028	4,000
7,602	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	7,499
	National Australia Bank Ltd., (Australia),
8,000	2.50%, 01/12/2021	7,889
4,017	3.38%, 01/14/2026	3,937
	Nordea Bank AB, (Sweden),
2,242	1.63%, 05/15/2018 (e)	2,240
6,408	4.25%, 09/21/2022 (e)	6,588
	PNC Bank NA,
2,855	1.95%, 03/04/2019	2,838
2,000	6.88%, 04/01/2018	2,008
	PNC Financial Services Group, Inc. (The),
1,500	3.90%, 04/29/2024	1,528

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
5,904	4.38%, 08/11/2020	6,105
5,112	5.13%, 02/08/2020	5,326
1,839	6.70%, 06/10/2019	1,932
5,000	SUB, 2.85%, 11/09/2022	4,903
	Regions Financial Corp.,
1,970	2.75%, 08/14/2022	1,921
6,594	3.20%, 02/08/2021	6,616
	Royal Bank of Canada, (Canada),
8,000	1.88%, 02/05/2020	7,890
7,733	2.00%, 10/01/2018	7,722
1,928	2.00%, 12/10/2018	1,924
675	2.20%, 07/27/2018	675
5,585	4.65%, 01/27/2026	5,794
6,150	Royal Bank of Scotland Group plc, (United Kingdom), 3.88%, 09/12/2023	6,117
	Santander UK Group Holdings plc, (United Kingdom),
3,011	3.13%, 01/08/2021	2,994
6,200	3.57%, 01/10/2023	6,151
6,200	4.75%, 09/15/2025 (e)	6,290
6,414	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	6,407
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.75%, 03/19/2018 (e)	2,594
	Societe Generale SA, (France),
6,000	2.50%, 04/08/2021 (e)	5,858
5,280	4.25%, 04/14/2025 (e)	5,227
2,197	SouthTrust Bank, 7.69%, 05/15/2025	2,642
10,603	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	10,428
5,938	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	5,878
	Standard Chartered plc, (United Kingdom),
8,631	4.05%, 04/12/2026 (e)	8,570
5,291	5.20%, 01/26/2024 (e)	5,535
	Sumitomo Mitsui Financial Group, Inc., (Japan),
4,262	2.06%, 07/14/2021	4,114
3,620	2.44%, 10/19/2021	3,526
6,102	2.63%, 07/14/2026	5,598
4,110	2.78%, 10/18/2022	3,996
8,755	2.85%, 01/11/2022	8,612
2,517	3.01%, 10/19/2026	2,371
9,971	3.10%, 01/17/2023	9,841
505	SunTrust Bank, 7.25%, 03/15/2018	506

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	SunTrust Banks, Inc.,
3,062	2.70%, 01/27/2022	2,998
2,637	2.90%, 03/03/2021	2,625
4,360	Swedbank AB, (Sweden), 2.20%, 03/04/2020 (e)	4,296
	Toronto-Dominion Bank (The), (Canada),
1,487	1.80%, 07/13/2021	1,431
1,501	2.13%, 07/02/2019	1,492
1,501	2.13%, 04/07/2021	1,465
4,063	2.25%, 11/05/2019	4,037
5,021	(USD Swap Semi 5 Year + 2.21%), 3.62%, 09/15/2031 (aa)	4,831
	UBS Group Funding Switzerland AG, (Switzerland),
2,156	(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	2,096
7,735	3.49%, 05/23/2023 (e)	7,740
2,500	4.13%, 09/24/2025 (e)	2,540
6,471	4.13%, 04/15/2026 (e)	6,550
	US Bancorp,
3,289	3.00%, 03/15/2022	3,290
1,256	7.50%, 06/01/2026	1,558
9,800	Series V, 2.38%, 07/22/2026	8,919
3,191	Series V, 2.63%, 01/24/2022	3,143
6,833	US Bank NA, 2.80%, 01/27/2025	6,554
	Wells Fargo & Co.,
6,811	3.00%, 02/19/2025	6,540
3,843	3.00%, 04/22/2026	3,637
27,889	3.07%, 01/24/2023	27,492
10,308	3.30%, 09/09/2024	10,152
8,071	3.50%, 03/08/2022	8,128
5,921	4.10%, 06/03/2026	5,930
2,925	4.30%, 07/22/2027	2,964
6,442	4.65%, 11/04/2044	6,514
2,755	5.61%, 01/15/2044	3,175
7,300	Series N, 2.15%, 01/30/2020	7,200
4,150	Wells Fargo Bank NA, 2.60%, 01/15/2021	4,100
	Westpac Banking Corp., (Australia),
6,405	2.00%, 03/03/2020 (e)	6,309
5,830	2.50%, 06/28/2022	5,667
7,700	3.40%, 01/25/2028	7,454
5,855	(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	5,857
9,606	4.88%, 11/19/2019	9,936

		1,234,185

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — 2.5%
8,146	Ameriprise Financial, Inc., 2.88%, 09/15/2026	7,707
	Bank of New York Mellon Corp. (The),
2,020	2.05%, 05/03/2021	1,961
4,310	2.20%, 03/04/2019	4,293
3,110	2.20%, 08/16/2023	2,943
8,088	2.60%, 08/17/2020	8,021
6,424	(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	6,264
1,043	2.80%, 05/04/2026	982
3,800	3.25%, 09/11/2024	3,761
3,363	4.60%, 01/15/2020	3,474
1,667	Series G, 2.20%, 05/15/2019	1,662
	BlackRock, Inc.,
4,287	3.38%, 06/01/2022	4,375
3,515	3.50%, 03/18/2024	3,575
4,145	4.25%, 05/24/2021	4,322
4,190	Series 2, 5.00%, 12/10/2019	4,369
	Blackstone Holdings Finance Co. LLC,
3,107	4.45%, 07/15/2045 (e)	3,166
12,555	5.88%, 03/15/2021 (e)	13,544
	Brookfield Finance, Inc., (Canada),
3,664	3.90%, 01/25/2028	3,566
5,253	4.70%, 09/20/2047	5,091
1,116	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	1,108
2,690	CDP Financial, Inc., (Canada), 4.40%, 11/25/2019 (e)	2,775
	Charles Schwab Corp. (The),
5,710	3.20%, 03/02/2027	5,554
1,270	3.20%, 01/25/2028	1,228
1,435	3.23%, 09/01/2022	1,432
	CME Group, Inc.,
9,865	3.00%, 09/15/2022	9,841
5,537	3.00%, 03/15/2025	5,402
1,004	5.30%, 09/15/2043	1,227
	Credit Suisse AG, (Switzerland),
2,955	1.70%, 04/27/2018	2,953
3,733	2.30%, 05/28/2019	3,713
1,626	3.00%, 10/29/2021	1,617
2,700	3.63%, 09/09/2024	2,693
	Credit Suisse Group AG, (Switzerland),
10,753	3.57%, 01/09/2023 (e)	10,748
2,991	(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)	2,905
9,016	4.28%, 01/09/2028 (e)	9,053

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
5,276	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	5,214
	Deutsche Bank AG, (Germany),
6,440	3.30%, 11/16/2022	6,279
13,886	4.25%, 10/14/2021	14,166
3,400	4.50%, 04/01/2025	3,331
2,242	FMR LLC, 6.45%, 11/15/2039 (e)	2,913
	Goldman Sachs Group, Inc. (The),
14,473	2.35%, 11/15/2021	13,999
2,174	2.60%, 04/23/2020	2,157
7,026	2.75%, 09/15/2020	6,979
9,392	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	9,208
11,501	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	11,206
16,250	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	15,840
6,753	3.00%, 04/26/2022	6,658
13,398	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	12,928
5,018	3.50%, 01/23/2025	4,928
7,665	3.50%, 11/16/2026	7,384
13,876	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	13,502
22,195	3.75%, 05/22/2025	22,110
8,110	(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 04/23/2029 (aa)	7,919
18,677	3.85%, 01/26/2027	18,426
10,573	4.25%, 10/21/2025	10,657
14,150	5.38%, 03/15/2020	14,815
1,435	6.75%, 10/01/2037	1,818
29,379	7.50%, 02/15/2019	30,693
6,130	Series D, 6.00%, 06/15/2020	6,533
	ING Bank NV, (Netherlands),
6,000	1.65%, 08/15/2019 (e)	5,909
4,678	2.00%, 11/26/2018 (e)	4,658
	Intercontinental Exchange, Inc.,
2,108	2.50%, 10/15/2018	2,110
5,021	4.00%, 10/15/2023	5,187
	Invesco Finance plc,
2,510	3.75%, 01/15/2026	2,526
3,914	4.00%, 01/30/2024	4,036
	Jefferies Group LLC,
1,184	4.85%, 01/15/2027	1,223
2,466	5.13%, 04/13/2018	2,474
5,022	6.45%, 06/08/2027	5,665

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
8,295	6.88%, 04/15/2021	9,126
	Macquarie Bank Ltd., (Australia),
7,499	2.60%, 06/24/2019 (e)	7,484
6,300	2.85%, 07/29/2020 (e)	6,271
6,300	4.00%, 07/29/2025 (e)	6,361
	Macquarie Group Ltd., (Australia),
3,740	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	3,591
4,125	6.00%, 01/14/2020 (e)	4,337
9,649	6.25%, 01/14/2021 (e)	10,401
	Morgan Stanley,
7,500	2.50%, 04/21/2021	7,365
4,100	2.65%, 01/27/2020	4,083
2,000	2.75%, 05/19/2022	1,955
10,000	3.13%, 01/23/2023	9,839
2,254	3.13%, 07/27/2026	2,138
13,333	(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/2028 (aa)	12,895
5,370	3.63%, 01/20/2027	5,264
7,335	3.70%, 10/23/2024	7,331
13,243	3.75%, 02/25/2023	13,438
19,555	(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/2029 (aa)	19,135
10,005	3.88%, 01/27/2026	10,029
21,227	4.00%, 07/23/2025	21,501
9,880	4.10%, 05/22/2023	10,059
1,640	4.35%, 09/08/2026	1,665
9,322	5.00%, 11/24/2025	9,925
3,130	5.50%, 07/24/2020	3,309
4,701	5.50%, 07/28/2021	5,043
12,752	5.63%, 09/23/2019	13,291
6,509	5.75%, 01/25/2021	6,980
9,591	6.63%, 04/01/2018	9,625
7,533	7.30%, 05/13/2019	7,927
2,610	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	2,798
2,762	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	2,658
	State Street Corp.,
3,191	3.10%, 05/15/2023	3,146
17,629	3.55%, 08/18/2025	17,697
5,771	3.70%, 11/20/2023	5,919
2,279	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	2,264
	Thomson Reuters Corp., (Canada),
3,119	3.85%, 09/29/2024	3,129

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,716	4.50%, 05/23/2043	2,682
1,928	4.70%, 10/15/2019	1,990

		701,427

	Consumer Finance — 0.9%
	AerCap Ireland Capital DAC, (Netherlands),
3,849	3.50%, 05/26/2022	3,835
3,800	3.50%, 01/15/2025	3,649
	American Express Co.,
4,100	3.40%, 02/27/2023	4,091
2,466	7.00%, 03/19/2018	2,472
	American Express Credit Corp.,
7,553	1.80%, 07/31/2018	7,537
7,225	1.88%, 11/05/2018	7,211
6,701	2.25%, 05/05/2021	6,540
7,590	2.38%, 05/26/2020	7,509
4,250	2.70%, 03/03/2022	4,168
	American Honda Finance Corp.,
598	2.25%, 08/15/2019	595
1,185	2.30%, 09/09/2026	1,089
5,285	2.90%, 02/16/2024	5,191
1,335	7.63%, 10/01/2018 (e)	1,375
	Capital One Financial Corp.,
6,093	3.20%, 02/05/2025	5,831
5,797	3.75%, 04/24/2024	5,814
7,424	3.75%, 07/28/2026	7,089
7,925	4.20%, 10/29/2025	7,859
	Caterpillar Financial Services Corp.,
3,879	1.93%, 10/01/2021	3,747
3,353	2.25%, 12/01/2019	3,332
5,040	2.40%, 08/09/2026	4,662
3,873	2.85%, 06/01/2022	3,853
538	7.15%, 02/15/2019	561
	Ford Motor Credit Co. LLC,
6,244	2.24%, 06/15/2018	6,241
6,991	3.34%, 03/18/2021	6,956
5,211	3.34%, 03/28/2022	5,133
570	3.47%, 04/05/2021	570
13,388	3.81%, 01/09/2024	13,198
7,000	3.82%, 11/02/2027	6,537
7,923	4.13%, 08/04/2025	7,796
	General Motors Financial Co., Inc.,
3,163	3.10%, 01/15/2019	3,171
2,097	3.45%, 01/14/2022	2,086
7,227	3.45%, 04/10/2022	7,179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
7,535	3.50%, 11/07/2024	7,268
8,201	3.70%, 05/09/2023	8,160
12,220	3.95%, 04/13/2024	12,190
7,665	4.00%, 01/15/2025	7,599
10,273	4.00%, 10/06/2026	10,048
5,275	4.30%, 07/13/2025	5,289
4,447	4.35%, 01/17/2027	4,435
2,000	Hyundai Capital Services, Inc., (South Korea), 3.75%, 03/05/2023 (e)	1,994
	John Deere Capital Corp.,
1,073	1.70%, 01/15/2020	1,056
5,382	2.70%, 01/06/2023	5,271
3,237	2.80%, 01/27/2023	3,195
6,356	2.80%, 03/06/2023	6,241
2,234	3.15%, 10/15/2021	2,251
2,915	Series 0014, 2.45%, 09/11/2020	2,896
2,175	PACCAR Financial Corp., 1.30%, 05/10/2019	2,147
14,832	Synchrony Financial, 3.70%, 08/04/2026	14,160
2,179	Toyota Motor Credit Corp., 1.90%, 04/08/2021	2,117

		253,194

	Diversified Financial Services — 1.1%
	Berkshire Hathaway, Inc.,
2,326	3.00%, 02/11/2023	2,322
5,254	3.75%, 08/15/2021	5,424
	CK Hutchison International Ltd., (Hong Kong),
4,160	1.88%, 10/03/2021 (e)	3,971
6,500	2.75%, 10/03/2026 (e)	5,959
	GE Capital International Funding Co. Unlimited Co.,
44,099	2.34%, 11/15/2020	43,141
39,807	4.42%, 11/15/2035	39,088
	GTP Acquisition Partners I LLC,
10,258	2.35%, 06/15/2020 (e)	10,141
11,667	3.48%, 06/16/2025 (e)	11,237
3,907	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	3,873
4,255	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	4,111
	National Rural Utilities Cooperative Finance Corp.,
2,585	2.95%, 02/07/2024	2,533
12,000	3.40%, 02/07/2028	11,801
1,933	10.38%, 11/01/2018	2,031

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	Nationwide Building Society, (United Kingdom),
4,345	2.35%, 01/21/2020 (e)	4,294
2,635	2.45%, 07/27/2021 (e)	2,574
7,480	4.00%, 09/14/2026 (e)	7,307
	ORIX Corp., (Japan),
3,775	2.90%, 07/18/2022	3,691
4,000	3.70%, 07/18/2027	3,902
	Private Export Funding Corp.,
10,700	Series EE, 2.80%, 05/15/2022	10,724
12,505	Series KK, 3.55%, 01/15/2024	12,980
8,428	Series Z, 4.38%, 03/15/2019	8,613
9,040	Protective Life Global Funding, 2.00%, 09/14/2021 (e)	8,676
	Shell International Finance BV, (Netherlands),
8,042	2.13%, 05/11/2020	7,942
19,688	2.88%, 05/10/2026	18,861
19,323	4.00%, 05/10/2046	19,130
12,770	4.13%, 05/11/2035	13,172
2,690	4.30%, 09/22/2019	2,759
7,695	4.38%, 03/25/2020	7,952
	Siemens Financieringsmaatschappij NV, (Germany),
6,000	2.35%, 10/15/2026 (e)	5,462
4,371	2.90%, 05/27/2022 (e)	4,334
3,440	3.13%, 03/16/2024 (e)	3,402
6,050	3.30%, 09/15/2046 (e)	5,369
3,421	4.40%, 05/27/2045 (e)	3,650
	Voya Financial, Inc.,
1,150	3.13%, 07/15/2024	1,119
4,230	3.65%, 06/15/2026	4,151

		305,696

	Insurance — 1.1%
8,295	AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (e)	10,696
3,650	Allstate Corp. (The), 3.15%, 06/15/2023	3,643
	American International Group, Inc.,
2,671	3.75%, 07/10/2025	2,654
3,407	3.88%, 01/15/2035	3,221
5,758	4.13%, 02/15/2024	5,906
7,065	4.70%, 07/10/2035	7,336
1,496	Aon Corp., 6.25%, 09/30/2040	1,862
3,083	Aon plc, 3.88%, 12/15/2025	3,119
	Arch Capital Finance LLC,
459	4.01%, 12/15/2026	463

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
2,660	5.03%, 12/15/2046	2,911
	Athene Global Funding,
7,740	2.75%, 04/20/2020 (e)	7,679
3,689	4.00%, 01/25/2022 (e)	3,733
8,565	Athene Holding Ltd., 4.13%, 01/12/2028	8,242
	Berkshire Hathaway Finance Corp.,
2,795	4.30%, 05/15/2043	2,935
13,241	4.40%, 05/15/2042	14,090
1,166	5.75%, 01/15/2040	1,456
1,013	Chubb Corp. (The), 5.75%, 05/15/2018	1,020
	Chubb INA Holdings, Inc.,
2,420	2.30%, 11/03/2020	2,392
3,418	2.88%, 11/03/2022	3,390
	CNA Financial Corp.,
2,633	3.95%, 05/15/2024	2,672
1,921	4.50%, 03/01/2026	1,990
9,929	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 07/24/2026 (e) (x) (y) (aa)	9,544
6,230	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	6,094
1,663	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	1,702
	Jackson National Life Global Funding,
3,581	1.88%, 10/15/2018 (e)	3,570
4,774	3.05%, 04/29/2026 (e)	4,563
2,690	4.70%, 06/01/2018 (e)	2,706
	Liberty Mutual Group, Inc.,
3,049	4.95%, 05/01/2022 (e)	3,224
6,000	6.50%, 03/15/2035 (e)	7,359
1,350	Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (e)	1,691
	Lincoln National Corp.,
2,500	3.80%, 03/01/2028	2,478
2,753	4.00%, 09/01/2023	2,836
3,761	4.20%, 03/15/2022	3,903
111	6.15%, 04/07/2036	134
11,200	Manulife Financial Corp., (Canada), (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 02/24/2032 (aa)	11,048
	Marsh & McLennan Cos., Inc.,
5,001	2.35%, 03/06/2020	4,956
1,539	2.75%, 01/30/2022	1,514
1,991	3.30%, 03/14/2023	1,988
	Massachusetts Mutual Life Insurance Co.,
1,767	5.38%, 12/01/2041 (e)	2,027
322	8.88%, 06/01/2039 (e)	504

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
3,346	MassMutual Global Funding II, 2.50%, 10/17/2022 (e)	3,251
	MetLife, Inc.,
2,027	4.13%, 08/13/2042	2,010
2,000	4.88%, 11/13/2043	2,177
200	6.38%, 06/15/2034	254
731	7.72%, 02/15/2019	766
	Metropolitan Life Global Funding I,
18,348	2.30%, 04/10/2019 (e)	18,285
12,858	3.88%, 04/11/2022 (e)	13,187
11,147	Nationwide Mutual Insurance Co., 9.38%, 08/15/2039 (e)	17,927
	New York Life Global Funding,
1,806	1.95%, 02/11/2020 (e)	1,780
29,382	2.15%, 06/18/2019 (e)	29,222
4,854	3.00%, 01/10/2028 (e)	4,632
8,660	OneBeacon US Holdings, Inc., 4.60%, 11/09/2022	8,791
2,975	Pacific Life Insurance Co., (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (e) (aa)	2,778
1,343	Pricoa Global Funding I, 1.60%, 05/29/2018 (e)	1,341
794	Principal Financial Group, Inc., 3.13%, 05/15/2023	780
1,200	Principal Life Global Funding II, 2.38%, 11/21/2021 (e)	1,165
7,544	Progressive Corp. (The), 2.45%, 01/15/2027	6,963
9,236	Prudential Financial, Inc., 3.91%, 12/07/2047 (e)	8,757
10,349	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	13,071
	Reliance Standard Life Global Funding II,
660	2.50%, 01/15/2020 (e)	654
2,597	3.05%, 01/20/2021 (e)	2,587
	Teachers Insurance & Annuity Association of America,
5,480	4.27%, 05/15/2047 (e)	5,452
3,653	4.90%, 09/15/2044 (e)	3,979
960	Travelers Cos., Inc. (The), 5.80%, 05/15/2018	967

		314,027

	Thrifts & Mortgage Finance — 0.0% (g)
	BPCE SA, (France),
4,230	3.38%, 12/02/2026	4,089
11,600	4.63%, 07/11/2024 (e)	11,854

		15,943

	Total Financials	2,824,472

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care — 1.4%
	Biotechnology — 0.5%
	AbbVie, Inc.,
7,526	2.00%, 11/06/2018	7,503
15,957	2.85%, 05/14/2023	15,476
4,776	3.60%, 05/14/2025	4,718
2,129	4.30%, 05/14/2036	2,147
21,614	4.50%, 05/14/2035	22,266
	Amgen, Inc.,
7,344	3.63%, 05/15/2022	7,453
7,892	4.66%, 06/15/2051	7,964
4,336	4.95%, 10/01/2041	4,689
1,771	5.70%, 02/01/2019	1,820
	Baxalta, Inc.,
3,356	3.60%, 06/23/2022	3,366
1,096	5.25%, 06/23/2045	1,181
	Biogen, Inc.,
5,466	3.63%, 09/15/2022	5,531
1,383	5.20%, 09/15/2045	1,507
	Celgene Corp.,
8,865	3.25%, 08/15/2022	8,821
730	3.45%, 11/15/2027	694
6,875	3.63%, 05/15/2024	6,855
1,430	4.35%, 11/15/2047	1,347
4,195	5.70%, 10/15/2040	4,637
	Gilead Sciences, Inc.,
1,943	2.50%, 09/01/2023	1,863
2,883	3.50%, 02/01/2025	2,871
3,850	3.65%, 03/01/2026	3,843
3,770	3.70%, 04/01/2024	3,826
1,725	4.00%, 09/01/2036	1,696
4,758	4.60%, 09/01/2035	5,034

		127,108

	Health Care Equipment & Supplies — 0.1%
5,609	Abbott Laboratories, 3.88%, 09/15/2025	5,675
710	Becton Dickinson and Co., 3.73%, 12/15/2024	699
1,826	Covidien International Finance SA, 2.95%, 06/15/2023	1,792
2,500	Danaher Corp., 2.40%, 09/15/2020	2,483
7,508	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	7,636
	Medtronic, Inc.,
2,676	3.13%, 03/15/2022	2,684
704	3.15%, 03/15/2022	705
6,075	4.38%, 03/15/2035	6,430

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
	Stryker Corp.,
904	3.50%, 03/15/2026	900
4,325	3.65%, 03/07/2028	4,322
910	4.10%, 04/01/2043	887

		34,213

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
3,654	2.80%, 06/15/2023	3,504
1,777	4.50%, 05/15/2042	1,745
2,959	6.75%, 12/15/2037	3,854
	Anthem, Inc.,
2,511	2.30%, 07/15/2018	2,511
4,210	3.13%, 05/15/2022	4,178
2,354	3.30%, 01/15/2023	2,335
5,485	4.10%, 03/01/2028	5,486
3,477	4.63%, 05/15/2042	3,529
3,394	4.65%, 01/15/2043	3,459
4,149	4.65%, 08/15/2044	4,243
	Cardinal Health, Inc.,
3,693	2.40%, 11/15/2019	3,676
4,500	3.75%, 09/15/2025	4,451
	Express Scripts Holding Co.,
3,693	3.00%, 07/15/2023	3,563
6,120	3.50%, 06/15/2024	6,002
1,904	4.80%, 07/15/2046	1,896
3,409	Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	3,401
11,202	Magellan Health, Inc., 4.40%, 09/22/2024	11,099
2,975	Mayo Clinic, Series 2016, 4.13%, 11/15/2052	2,985
2,118	McKesson Corp., 3.95%, 02/16/2028	2,106
3,335	Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/2055	3,389
2,747	Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/2048	2,647
2,942	Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/2026	2,760
1,684	Quest Diagnostics, Inc., 3.45%, 06/01/2026	1,627
4,275	Texas Health Resources, 4.33%, 11/15/2055	4,355
	UnitedHealth Group, Inc.,
3,636	1.63%, 03/15/2019	3,601
2,690	2.88%, 03/15/2023	2,650
5,955	3.38%, 11/15/2021	6,031
6,229	4.63%, 07/15/2035	6,840
1,600	5.80%, 03/15/2036	1,972

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
4,888	6.63%, 11/15/2037	6,566

		116,461

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
3,564	2.95%, 09/19/2026	3,333
2,501	3.00%, 04/15/2023	2,454
2,995	3.15%, 01/15/2023	2,961
1,946	4.15%, 02/01/2024	2,002

		10,750

	Pharmaceuticals — 0.4%
	Allergan Funding SCS,
5,743	3.45%, 03/15/2022	5,717
3,041	3.85%, 06/15/2024	3,038
20,798	4.55%, 03/15/2035	20,753
	Allergan, Inc.,
3,954	2.80%, 03/15/2023	3,810
3,111	3.38%, 09/15/2020	3,132
2,991	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	2,966
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.85%, 05/08/2022	2,764
1,883	GlaxoSmithKline Capital, Inc., (United Kingdom), 6.38%, 05/15/2038	2,499
	Johnson & Johnson,
1,300	2.63%, 01/15/2025	1,259
7,129	3.40%, 01/15/2038	6,827
1,948	4.38%, 12/05/2033	2,116
	Merck & Co., Inc.,
1,835	2.40%, 09/15/2022	1,792
4,572	2.80%, 05/18/2023	4,524
2,100	3.70%, 02/10/2045	2,038
4,153	Mylan NV, 3.95%, 06/15/2026	4,017
	Mylan, Inc.,
7,886	3.13%, 01/15/2023 (e)	7,647
2,300	5.40%, 11/29/2043	2,391
3,294	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	3,329
9,150	Pfizer, Inc., 3.00%, 12/15/2026	8,851
4,909	Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	4,694
1,580	Teva Pharmaceutical Finance Co. BV, (Israel), 2.95%, 12/18/2022	1,412
6,266	Teva Pharmaceutical Finance Co. LLC, (Israel), 6.15%, 02/01/2036	5,922

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
8,958	2.80%, 07/21/2023	7,796
844	4.10%, 10/01/2046	622
708	Wyeth LLC, 6.45%, 02/01/2024	832

		110,748

	Total Health Care	399,280

	Industrials — 1.4%
	Aerospace & Defense — 0.4%
3,267	Airbus Finance BV, (France), 2.70%, 04/17/2023 (e)	3,199
	Airbus SE, (France),
4,909	3.15%, 04/10/2027 (e)	4,787
1,046	3.95%, 04/10/2047 (e)	1,042
	BAE Systems Holdings, Inc., (United Kingdom),
9,772	3.80%, 10/07/2024 (e)	9,870
2,107	6.38%, 06/01/2019 (e)	2,201
4,778	BAE Systems plc, (United Kingdom), 5.80%, 10/11/2041 (e)	5,659
1,076	Boeing Co. (The), 7.95%, 08/15/2024	1,356
	Harris Corp.,
7,570	3.83%, 04/27/2025	7,636
1,918	4.85%, 04/27/2035	2,055
	Lockheed Martin Corp.,
897	2.50%, 11/23/2020	889
937	3.10%, 01/15/2023	936
4,010	4.07%, 12/15/2042	3,948
3,950	4.09%, 09/15/2052	3,829
10,790	4.50%, 05/15/2036	11,462
	Northrop Grumman Corp.,
5,364	3.20%, 02/01/2027	5,153
1,700	3.25%, 01/15/2028	1,628
1,794	Northrop Grumman Systems Corp., 7.75%, 02/15/2031	2,432
8,650	Precision Castparts Corp., 3.25%, 06/15/2025	8,601
2,180	Raytheon Co., 3.15%, 12/15/2024	2,164
	Rockwell Collins, Inc.,
2,992	3.20%, 03/15/2024	2,934
1,161	4.35%, 04/15/2047	1,158
4,050	Textron, Inc., 3.65%, 03/15/2027	3,971
	United Technologies Corp.,
4,552	3.10%, 06/01/2022	4,537
4,246	4.15%, 05/15/2045	4,141
6,022	4.50%, 06/01/2042	6,163

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
701	6.70%, 08/01/2028	867

		102,618

	Air Freight & Logistics — 0.0% (g)
2,465	FedEx Corp., 3.90%, 02/01/2035	2,381
	United Parcel Service of America, Inc.,
2,107	8.38%, 04/01/2020	2,349
717	SUB, 8.37%, 04/01/2030	986

		5,716

	Airlines — 0.0% (g)
2,318	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	2,370

		–
	Building Products — 0.1%
	Johnson Controls International plc,
4,124	3.75%, 12/01/2021	4,200
2,991	4.25%, 03/01/2021	3,082
1,540	5.13%, 09/14/2045	1,734
6,278	5.25%, 12/01/2041	6,827
3,676	SUB, 4.95%, 07/02/2064	3,825

		19,668

	Commercial Services & Supplies — 0.0% (g)
1,525	Pitney Bowes, Inc., 5.60%, 03/15/2018	1,525
	Republic Services, Inc.,
2,099	2.90%, 07/01/2026	1,977
4,309	3.55%, 06/01/2022	4,350

		7,852

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc., (Switzerland),
2,092	2.88%, 05/08/2022	2,084
928	4.38%, 05/08/2042	957
4,910	Fluor Corp., 3.38%, 09/15/2021	4,963
1,777	Mexico City Airport Trust, (Mexico), 5.50%, 07/31/2047 (e)	1,663

		9,667

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,247	4.00%, 11/02/2032	1,239
2,377	5.60%, 05/15/2018	2,393
1,794	7.63%, 04/01/2024	2,115

		5,747

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — 0.1%
	General Electric Co.,
1,318	2.10%, 12/11/2019	1,301
1,523	2.70%, 10/09/2022	1,473
4,815	3.15%, 09/07/2022	4,764
5,886	3.45%, 05/15/2024	5,795
3,698	4.38%, 09/16/2020	3,814
4,892	4.65%, 10/17/2021	5,121
459	5.30%, 02/11/2021	485
5,046	5.50%, 01/08/2020	5,266
720	5.88%, 01/14/2038	843
	Ingersoll-Rand Global Holding Co. Ltd.,
6,270	3.75%, 08/21/2028	6,203
2,860	4.25%, 06/15/2023	2,980
1,261	Roper Technologies, Inc., 3.00%, 12/15/2020	1,263

		39,308

	Machinery — 0.1%
1,913	Caterpillar, Inc., 2.60%, 06/26/2022	1,877
2,386	Deere & Co., 3.90%, 06/09/2042	2,434
	Illinois Tool Works, Inc.,
11,630	3.90%, 09/01/2042	11,757
758	4.88%, 09/15/2041	867
695	Ingersoll-Rand Co., 6.39%, 11/15/2027	777
	Parker-Hannifin Corp.,
2,527	4.10%, 03/01/2047	2,566
3,759	4.45%, 11/21/2044	3,999
1,420	Xylem, Inc., 3.25%, 11/01/2026	1,376

		25,653

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.00%, 03/15/2023	1,788
3,821	3.05%, 03/15/2022	3,837
1,865	3.45%, 09/15/2021	1,900
1,272	3.60%, 09/01/2020	1,296
2,365	3.75%, 04/01/2024	2,428
4,018	4.38%, 09/01/2042	4,184
3,010	4.40%, 03/15/2042	3,144
3,150	4.70%, 09/01/2045	3,441
3,380	5.15%, 09/01/2043	3,902
9,266	5.40%, 06/01/2041	10,934
3,244	5.75%, 05/01/2040	3,986
538	6.70%, 08/01/2028	673
1,166	7.29%, 06/01/2036	1,608

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	Canadian Pacific Railway Co., (Canada),
4,200	4.50%, 01/15/2022	4,385
10,026	6.13%, 09/15/2115	12,308
1,345	7.13%, 10/15/2031	1,754
	CSX Corp.,
1,516	4.75%, 05/30/2042	1,610
3,498	5.50%, 04/15/2041	4,027
	ERAC USA Finance LLC,
3,010	2.60%, 12/01/2021 (e)	2,941
3,474	4.50%, 08/16/2021 (e)	3,625
2,388	5.25%, 10/01/2020 (e)	2,515
3,104	5.63%, 03/15/2042 (e)	3,544
4,417	6.70%, 06/01/2034 (e)	5,428
425	7.00%, 10/15/2037 (e)	549
	Norfolk Southern Corp.,
2,558	2.90%, 02/15/2023	2,524
4,957	3.25%, 12/01/2021	4,995
2,888	3.95%, 10/01/2042	2,781
5,192	4.05%, 08/15/2052 (e)	4,984
51	5.59%, 05/17/2025	57
	Penske Truck Leasing Co. LP,
3,744	2.88%, 07/17/2018 (e)	3,750
5,795	3.38%, 02/01/2022 (e)	5,791
2,525	4.20%, 04/01/2027 (e)	2,547
	Ryder System, Inc.,
4,930	2.50%, 05/11/2020	4,895
3,451	2.88%, 09/01/2020	3,440
	Union Pacific Corp.,
2,045	2.75%, 04/15/2023	2,018
1,297	2.95%, 01/15/2023	1,294
1,425	3.60%, 09/15/2037	1,376
1,230	3.65%, 02/15/2024	1,260
1,010	3.80%, 10/01/2051	963
1,962	4.10%, 09/15/2067	1,897
1,875	4.16%, 07/15/2022	1,957
1,435	4.30%, 06/15/2042	1,505

		133,841

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
6,266	3.25%, 03/01/2025	6,009
1,000	3.63%, 04/01/2027	955
6,700	3.63%, 12/01/2027	6,375
4,000	3.88%, 04/01/2021	4,073
8,105	Aviation Capital Group LLC, 3.50%, 11/01/2027 (e)	7,648

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — continued
3,000	BOC Aviation Ltd., (Singapore), 2.75%, 09/18/2022 (e)	2,880
	International Lease Finance Corp.,
3,867	5.88%, 08/15/2022	4,218
11,894	8.63%, 01/15/2022	14,045
4,364	WW Grainger, Inc., 4.60%, 06/15/2045	4,622

		50,825

	Total Industrials	403,265

	Information Technology — 1.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
6,539	3.00%, 06/15/2022	6,544
4,500	3.63%, 03/04/2024	4,611
4,179	5.50%, 01/15/2040	5,204
4,475	5.90%, 02/15/2039	5,824

		22,183

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,712	3.00%, 03/01/2018	1,712
3,162	3.25%, 09/08/2024	3,031
3,541	3.88%, 01/12/2028	3,436
1,595	4.50%, 03/01/2023	1,643

		9,822

	Internet Software & Services — 0.1%
1,959	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	1,863
	eBay, Inc.,
9,053	2.60%, 07/15/2022	8,768
4,006	3.45%, 08/01/2024	3,965
1,851	4.00%, 07/15/2042	1,634
8,986	Tencent Holdings Ltd., (China), 3.60%, 01/19/2028 (e)	8,691

		24,921

	IT Services — 0.1%
	DXC Technology Co.,
3,566	4.25%, 04/15/2024	3,645
2,170	7.45%, 10/15/2029	2,595
	IBM Credit LLC,
7,950	2.65%, 02/05/2021	7,899
10,400	3.00%, 02/06/2023	10,301
	International Business Machines Corp.,
592	6.22%, 08/01/2027	718

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	IT Services — continued
7,578	7.63%, 10/15/2018	7,824
	Western Union Co. (The),
9,000	3.60%, 03/15/2022	8,992
1,448	6.20%, 06/21/2040	1,477

		43,451

	Semiconductors & Semiconductor Equipment — 0.2%
	Analog Devices, Inc.,
2,317	3.13%, 12/05/2023	2,284
2,505	4.50%, 12/05/2036	2,586
	Broadcom Corp.,
14,519	3.63%, 01/15/2024	14,165
13,459	3.88%, 01/15/2027	12,909
	Intel Corp.,
2,105	3.10%, 07/29/2022	2,124
2,570	3.15%, 05/11/2027	2,509
4,598	3.70%, 07/29/2025	4,691
3,364	3.73%, 12/08/2047 (e)	3,229
8,173	4.00%, 12/15/2032	8,533
	QUALCOMM, Inc.,
1,160	2.60%, 01/30/2023	1,105
1,400	2.90%, 05/20/2024	1,324
5,809	3.25%, 05/20/2027	5,432

		60,891

	Software — 0.6%
	Microsoft Corp.,
3,808	2.38%, 05/01/2023	3,690
21,453	2.88%, 02/06/2024	21,115
7,198	3.30%, 02/06/2027	7,124
3,459	3.50%, 02/12/2035	3,396
3,620	4.00%, 02/12/2055	3,613
10,421	4.10%, 02/06/2037	10,952
3,974	4.20%, 11/03/2035	4,239
1,089	4.50%, 10/01/2040	1,204
9,023	4.50%, 02/06/2057	9,906
4,348	4.75%, 11/03/2055	4,947
	Oracle Corp.,
7,023	2.40%, 09/15/2023	6,705
4,115	2.50%, 05/15/2022	4,023
11,020	2.95%, 11/15/2024	10,700
14,625	2.95%, 05/15/2025	14,167
11,695	3.85%, 07/15/2036	11,709
4,170	3.90%, 05/15/2035	4,133
10,219	4.30%, 07/08/2034	10,781
14,500	4.38%, 05/15/2055	15,106

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
2,300	6.13%, 07/08/2039	3,008
10,109	VMware, Inc., 2.95%, 08/21/2022	9,749

		160,267

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
6,506	2.40%, 05/03/2023	6,294
5,261	2.45%, 08/04/2026	4,874
8,545	2.75%, 01/13/2025	8,207
13,459	2.85%, 05/06/2021	13,481
3,504	2.85%, 05/11/2024	3,414
16,030	2.90%, 09/12/2027	15,169
15,808	3.00%, 02/09/2024	15,602
2,880	3.00%, 06/20/2027	2,758
12,828	3.20%, 05/13/2025	12,707
5,685	3.20%, 05/11/2027	5,540
798	3.25%, 02/23/2026	785
2,179	3.35%, 02/09/2027	2,148
4,375	3.45%, 02/09/2045	3,997
13,570	3.75%, 09/12/2047	12,928
3,512	3.85%, 08/04/2046	3,393
4,257	4.50%, 02/23/2036	4,640
16,408	Dell International LLC, 6.02%, 06/15/2026 (e)	17,553
1,704	Dell, Inc., 7.10%, 04/15/2028	1,909
2,336	HP, Inc., 6.00%, 09/15/2041	2,481

		137,880

	Total Information Technology	459,415

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
3,196	3.38%, 03/15/2025	3,105
6,522	4.13%, 03/15/2035	6,352
4,962	5.25%, 01/15/2045	5,394
4,179	Air Liquide Finance SA, (France), 2.25%, 09/27/2023 (e)	3,962
	Chevron Phillips Chemical Co. LLC,
4,530	3.40%, 12/01/2026 (e)	4,444
8,300	3.70%, 06/01/2028 (e)	8,262
	Dow Chemical Co. (The),
7,954	3.00%, 11/15/2022	7,835
4,058	4.13%, 11/15/2021	4,201
1,206	4.25%, 10/01/2034	1,213
875	8.55%, 05/15/2019	935

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
	Ecolab, Inc.,
3,636	3.25%, 01/14/2023	3,640
2,348	3.25%, 12/01/2027 (e)	2,251
995	3.95%, 12/01/2047 (e)	954
122	5.50%, 12/08/2041	144
	EI du Pont de Nemours & Co.,
1,396	4.90%, 01/15/2041	1,502
1,345	5.60%, 12/15/2036	1,563
2,459	Monsanto Co., 4.70%, 07/15/2064	2,445
	Mosaic Co. (The),
9,054	4.25%, 11/15/2023	9,309
449	4.88%, 11/15/2041	426
5,054	5.45%, 11/15/2033	5,339
5,233	5.63%, 11/15/2043	5,480
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.00%, 04/01/2025	2,206
3,408	6.50%, 05/15/2019	3,549
	PPG Industries, Inc.,
2,215	3.20%, 03/15/2023	2,207
1,026	5.50%, 11/15/2040	1,201
1,883	9.00%, 05/01/2021	2,199
2,612	Praxair, Inc., 2.65%, 02/05/2025	2,508
2,788	Sherwin-Williams Co. (The), 3.13%, 06/01/2024	2,711
	Union Carbide Corp.,
5,426	7.50%, 06/01/2025	6,530
5,919	7.75%, 10/01/2096	7,620
2,758	Westlake Chemical Corp., 4.38%, 11/15/2047	2,648

		112,135

	Construction Materials — 0.0% (g)
	CRH America, Inc., (Ireland),
2,811	3.88%, 05/18/2025 (e)	2,837
6,052	5.13%, 05/18/2045 (e)	6,674
5,785	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	5,546

		15,057

	Containers & Packaging — 0.1%
	International Paper Co.,
5,111	3.00%, 02/15/2027	4,773
1,670	5.00%, 09/15/2035	1,814
3,945	7.30%, 11/15/2039	5,297
2,650	8.70%, 06/15/2038	3,899
920	WestRock Co., 3.00%, 09/15/2024 (e)	885

		16,668

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — 0.1%
3,283	Anglo American Capital plc, (United Kingdom), 3.63%, 09/11/2024 (e)	3,202
1,767	Barrick Gold Corp., (Canada), 6.45%, 10/15/2035	2,170
1,600	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	1,843
1,967	Glencore Funding LLC, (Switzerland), 4.63%, 04/29/2024 (e)	2,038
	Nucor Corp.,
3,284	4.00%, 08/01/2023	3,391
4,465	6.40%, 12/01/2037	5,716
5,579	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	6,346
	Vale Overseas Ltd., (Brazil),
4,336	6.25%, 08/10/2026	4,887
5,930	6.88%, 11/21/2036	7,130

		36,723

	Total Materials	180,583

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
4,378	3.38%, 10/15/2026	4,155
5,919	3.50%, 01/31/2023	5,921
4,305	5.00%, 02/15/2024	4,591
260	5.90%, 11/01/2021	283
	American Tower Trust #1,
3,439	1.55%, 03/15/2018 (e)	3,438
6,220	3.07%, 03/15/2023 (e)	6,158
	AvalonBay Communities, Inc.,
8,971	2.85%, 03/15/2023	8,796
1,074	3.90%, 10/15/2046	1,021
	Boston Properties LP,
3,702	2.75%, 10/01/2026	3,426
3,155	3.13%, 09/01/2023	3,099
4,331	3.20%, 01/15/2025	4,200
3,157	3.65%, 02/01/2026	3,129
	Brixmor Operating Partnership LP,
2,740	3.65%, 06/15/2024	2,678
5,585	3.85%, 02/01/2025	5,447
	Crown Castle International Corp.,
2,066	4.00%, 03/01/2027	2,045
5,203	4.88%, 04/15/2022	5,467
2,900	5.25%, 01/15/2023	3,108
2,361	DDR Corp., 4.70%, 06/01/2027	2,409
2,507	Digital Realty Trust LP, 3.70%, 08/15/2027	2,441

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
1,814	Duke Realty LP, 3.25%, 06/30/2026	1,757
	EPR Properties,
695	4.50%, 04/01/2025	699
4,787	4.50%, 06/01/2027	4,712
725	5.25%, 07/15/2023	765
8,592	Equity Commonwealth, 5.88%, 09/15/2020	8,971
	ERP Operating LP,
3,210	2.85%, 11/01/2026	3,024
7,000	3.00%, 04/15/2023	6,956
2,815	3.50%, 03/01/2028	2,767
2,255	4.63%, 12/15/2021	2,378
4,207	Essex Portfolio LP, 4.50%, 03/15/2048	4,228
7,843	GAIF Bond Issuer Pty. Ltd., (Australia), 3.40%, 09/30/2026 (e)	7,435
1,311	Goodman US Finance Four LLC, (Australia), 4.50%, 10/15/2037 (e)	1,297
3,043	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	2,918
7,083	Government Properties Income Trust, 4.00%, 07/15/2022	7,084
	HCP, Inc.,
2,651	3.40%, 02/01/2025	2,576
14,719	3.88%, 08/15/2024	14,754
1,349	4.20%, 03/01/2024	1,382
7,000	Kimco Realty Corp., 3.80%, 04/01/2027	6,845
2,330	Liberty Property LP, 3.25%, 10/01/2026	2,224
	National Retail Properties, Inc.,
5,527	3.60%, 12/15/2026	5,338
5,043	4.00%, 11/15/2025	5,035
2,653	Prologis LP, 3.75%, 11/01/2025	2,698
	Realty Income Corp.,
5,243	3.00%, 01/15/2027	4,911
3,757	4.65%, 03/15/2047	3,899
9,910	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	9,733
7,060	Senior Housing Properties Trust, 4.75%, 02/15/2028	6,910
	Simon Property Group LP,
3,410	3.38%, 10/01/2024	3,385
2,090	3.75%, 02/01/2024	2,131
3,838	4.13%, 12/01/2021	3,977
3,138	4.38%, 03/01/2021	3,259
3,081	UDR, Inc., 2.95%, 09/01/2026	2,874
	Ventas Realty LP,
1,929	3.50%, 02/01/2025	1,892
4,032	3.75%, 05/01/2024	4,050

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
4,308	3.85%, 04/01/2027	4,237
2,746	4.13%, 01/15/2026	2,772
11,595	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	11,896
4,810	Vornado Realty LP, 3.50%, 01/15/2025	4,657
	Welltower, Inc.,
650	3.75%, 03/15/2023	660
7,824	4.00%, 06/01/2025	7,891
4,002	4.50%, 01/15/2024	4,164
2,000	WP Carey, Inc., 4.60%, 04/01/2024	2,070

		253,023

	Real Estate Management & Development — 0.1%
	Mitsui Fudosan Co. Ltd., (Japan),
2,931	2.95%, 01/23/2023 (e)	2,895
2,615	3.65%, 07/20/2027 (e)	2,609
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
6,257	3.13%, 03/20/2022 (e)	6,224
6,562	3.88%, 03/20/2027 (e)	6,531

		18,259

	Total Real Estate	271,282

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
17,890	3.40%, 05/15/2025	17,224
7,298	3.95%, 01/15/2025	7,295
9,378	4.10%, 02/15/2028 (e)	9,193
6,161	4.13%, 02/17/2026	6,155
32,226	4.30%, 02/15/2030 (e)	31,513
3,861	4.30%, 12/15/2042	3,516
4,439	4.35%, 06/15/2045	3,963
1,284	4.45%, 04/01/2024	1,323
5,845	4.50%, 05/15/2035	5,649
2,235	4.55%, 03/09/2049	2,042
3,777	4.75%, 05/15/2046	3,579
12,239	4.90%, 08/14/2037	12,265
23,709	5.15%, 11/15/2046 (e)	23,684
3,500	5.25%, 03/01/2037	3,628
12,806	5.35%, 09/01/2040	13,253
11,179	6.00%, 08/15/2040	12,413
2,861	6.38%, 03/01/2041	3,339
	British Telecommunications plc, (United Kingdom),
2,203	2.35%, 02/14/2019	2,197

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
879	9.12%, 12/15/2030	1,280
4,036	Centel Capital Corp., 9.00%, 10/15/2019	4,350
	Deutsche Telekom International Finance BV, (Germany),
1,100	2.82%, 01/19/2022 (e)	1,080
9,281	3.60%, 01/19/2027 (e)	9,099
2,087	4.88%, 03/06/2042 (e)	2,241
1,816	6.00%, 07/08/2019	1,896
7,308	Qwest Corp., 6.75%, 12/01/2021	7,806
	Telefonica Emisiones SAU, (Spain),
1,916	3.19%, 04/27/2018	1,918
6,035	4.10%, 03/08/2027	5,993
8,130	4.67%, 03/06/2038	8,155
3,100	4.90%, 03/06/2048	3,097
4,358	5.13%, 04/27/2020	4,545
6,309	5.21%, 03/08/2047	6,631
2,025	5.46%, 02/16/2021	2,155
	Verizon Communications, Inc.,
6,478	2.95%, 03/15/2022	6,390
15,346	3.38%, 02/15/2025	15,010
4,647	3.45%, 03/15/2021	4,717
6,192	3.50%, 11/01/2021	6,260
6,080	4.13%, 03/16/2027	6,177
11,683	4.15%, 03/15/2024	12,031
3,373	4.27%, 01/15/2036	3,235
30,768	4.40%, 11/01/2034	30,199
12,088	4.50%, 08/10/2033	12,138
5,210	4.67%, 03/15/2055	4,866
18,808	4.81%, 03/15/2039	18,965
3,895	5.01%, 08/21/2054	3,858
2,773	5.25%, 03/16/2037	2,939

		349,262

	Wireless Telecommunication Services — 0.2%
	America Movil SAB de CV, (Mexico),
3,250	3.13%, 07/16/2022	3,217
2,457	6.13%, 03/30/2040	2,952
17,226	P Fin II LLC, (ICE LIBOR USD 1 Month + 4.35%), 5.94%, 05/20/2022 (aa) (bb)	17,226
2,242	Rogers Communications, Inc., (Canada), 8.75%, 05/01/2032	3,052
17,827	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	17,871
675	Vodafone Group plc, (United Kingdom), 2.95%, 02/19/2023	662

		44,980

	Total Telecommunication Services	394,242

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Utilities — 2.1%
	Electric Utilities — 1.5%
	Alabama Power Co.,
721	3.75%, 03/01/2045	701
923	4.10%, 01/15/2042	921
769	6.00%, 03/01/2039	970
1,904	6.13%, 05/15/2038	2,404
3,740	Appalachian Power Co., Series P, 6.70%, 08/15/2037	4,864
	Arizona Public Service Co.,
748	2.20%, 01/15/2020	741
1,923	4.50%, 04/01/2042	2,063
3,036	5.05%, 09/01/2041	3,439
	Baltimore Gas & Electric Co.,
4,419	2.80%, 08/15/2022	4,339
3,755	3.50%, 08/15/2046	3,456
5,049	CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/2048	5,067
10,625	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	10,205
	Cleveland Electric Illuminating Co. (The),
3,890	3.50%, 04/01/2028 (e)	3,751
840	5.95%, 12/15/2036	1,007
4,791	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	4,953
3,615	Commonwealth Edison Co., 3.65%, 06/15/2046	3,405
830	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	835
1,687	DTE Electric Co., 2.65%, 06/15/2022	1,651
	Duke Energy Carolinas LLC,
1,228	4.25%, 12/15/2041	1,285
1,786	4.30%, 06/15/2020	1,847
1,256	5.10%, 04/15/2018	1,260
1,397	6.00%, 01/15/2038	1,791
	Duke Energy Corp.,
1,382	2.65%, 09/01/2026	1,269
2,660	3.55%, 09/15/2021	2,699
	Duke Energy Florida LLC,
1,009	5.65%, 06/15/2018	1,019
628	6.40%, 06/15/2038	833
	Duke Energy Indiana LLC,
3,462	3.75%, 07/15/2020	3,542
4,500	3.75%, 05/15/2046	4,284
2,780	6.35%, 08/15/2038	3,653
3,297	Duke Energy Ohio, Inc., 3.70%, 06/15/2046	3,153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Duke Energy Progress LLC,
2,911	2.80%, 05/15/2022	2,891
3,230	3.00%, 09/15/2021	3,243
2,985	3.25%, 08/15/2025	2,954
1,616	3.70%, 10/15/2046	1,544
1,886	4.10%, 05/15/2042	1,925
1,569	4.10%, 03/15/2043	1,595
2,258	4.15%, 12/01/2044	2,312
1,794	5.30%, 01/15/2019	1,833
	Electricite de France SA, (France),
3,961	2.15%, 01/22/2019 (e)	3,944
6,600	6.00%, 01/22/2114 (e)	7,036
	Enel Finance International NV, (Italy),
4,500	3.50%, 04/06/2028 (e)	4,234
4,590	3.63%, 05/25/2027 (e)	4,410
897	6.00%, 10/07/2039 (e)	1,052
2,631	Entergy Arkansas, Inc., 3.50%, 04/01/2026	2,633
2,469	Entergy Corp., 2.95%, 09/01/2026	2,323
	Entergy Louisiana LLC,
4,979	2.40%, 10/01/2026	4,559
4,606	3.05%, 06/01/2031	4,272
1,551	3.25%, 04/01/2028	1,500
3,688	Entergy Mississippi, Inc., 2.85%, 06/01/2028	3,448
	Exelon Corp.,
1,177	3.40%, 04/15/2026	1,145
5,000	3.50%, 06/01/2022	4,994
2,015	FirstEnergy Corp., Series C, 4.85%, 07/15/2047	2,118
	Florida Power & Light Co.,
4,000	3.95%, 03/01/2048	4,009
493	5.63%, 04/01/2034	593
897	5.95%, 02/01/2038	1,148
	Fortis, Inc., (Canada),
445	2.10%, 10/04/2021	428
20,000	3.06%, 10/04/2026	18,589
4,351	Great Plains Energy, Inc., 4.85%, 06/01/2021	4,539
	Hydro-Quebec, (Canada),
2,642	8.05%, 07/07/2024	3,318
1,614	9.40%, 02/01/2021	1,898
7,174	Series HY, 8.40%, 01/15/2022	8,435
	Indiana Michigan Power Co.,
973	7.00%, 03/15/2019	1,016
8,609	Series J, 3.20%, 03/15/2023	8,582
900	ITC Holdings Corp., 2.70%, 11/15/2022 (e)	878

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Jersey Central Power & Light Co.,
1,740	6.15%, 06/01/2037	2,140
269	7.35%, 02/01/2019	279
3,868	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	4,144
	Kansas City Power & Light Co.,
3,255	3.15%, 03/15/2023	3,229
8,968	5.30%, 10/01/2041	10,344
2,906	Korea Southern Power Co. Ltd., (South Korea), 3.00%, 01/29/2021 (e)	2,890
2,759	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	2,730
4,957	Massachusetts Electric Co., 4.00%, 08/15/2046 (e)	4,925
464	MidAmerican Energy Co., 3.10%, 05/01/2027	449
	Nevada Power Co.,
1,287	5.38%, 09/15/2040	1,521
3,354	5.45%, 05/15/2041	3,934
2,018	6.50%, 08/01/2018	2,053
1,637	7.13%, 03/15/2019	1,713
700	Series N, 6.65%, 04/01/2036	934
3,024	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	2,919
	NextEra Energy Capital Holdings, Inc.,
2,651	2.40%, 09/15/2019	2,636
2,239	3.55%, 05/01/2027	2,190
	Niagara Mohawk Power Corp.,
3,051	3.51%, 10/01/2024 (e)	3,062
1,457	4.88%, 08/15/2019 (e)	1,501
2,242	Northern States Power Co., 6.25%, 06/01/2036	2,922
780	Ohio Edison Co., 6.88%, 07/15/2036	1,028
	Ohio Power Co.,
1,390	6.05%, 05/01/2018	1,398
560	Series M, 5.38%, 10/01/2021	606
	Oncor Electric Delivery Co. LLC,
5,515	6.80%, 09/01/2018	5,630
1,076	7.00%, 09/01/2022	1,242
	Pacific Gas & Electric Co.,
5,047	2.45%, 08/15/2022	4,852
3,349	2.95%, 03/01/2026	3,117
1,265	3.25%, 09/15/2021	1,267
1,794	3.25%, 06/15/2023	1,768
5,781	3.50%, 06/15/2025	5,642
1,681	4.45%, 04/15/2042	1,651

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
6,511	4.50%, 12/15/2041	6,518
650	4.60%, 06/15/2043	658
399	6.05%, 03/01/2034	465
	PacifiCorp,
897	2.95%, 02/01/2022	897
2,765	3.60%, 04/01/2024	2,827
224	5.50%, 01/15/2019	230
2,556	5.65%, 07/15/2018	2,586
	PECO Energy Co.,
5,022	2.38%, 09/15/2022	4,882
807	5.35%, 03/01/2018	807
1,570	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	1,500
3,507	Pepco Holdings LLC, 7.45%, 08/15/2032	4,442
1,184	Potomac Electric Power Co., 6.50%, 11/15/2037	1,573
4,148	PPL Capital Funding, Inc., 4.00%, 09/15/2047	3,953
1,543	PPL Electric Utilities Corp., 2.50%, 09/01/2022	1,502
	Progress Energy, Inc.,
3,380	3.15%, 04/01/2022	3,373
3,388	4.40%, 01/15/2021	3,500
2,600	7.00%, 10/30/2031	3,361
1,327	7.75%, 03/01/2031	1,807
	Public Service Co. of Colorado,
1,040	3.20%, 11/15/2020	1,052
1,175	3.55%, 06/15/2046	1,080
247	5.80%, 08/01/2018	250
	Public Service Co. of Oklahoma,
1,761	4.40%, 02/01/2021	1,829
1,242	5.15%, 12/01/2019	1,289
3,901	Series G, 6.63%, 11/15/2037	5,050
	Public Service Electric & Gas Co.,
6,334	3.00%, 05/15/2025	6,163
1,021	5.38%, 11/01/2039	1,216
740	Series I, 1.80%, 06/01/2019	732
400	South Carolina Electric & Gas Co., 6.05%, 01/15/2038	476
	Southern California Edison Co.,
1,402	1.85%, 02/01/2022	1,378
886	3.88%, 06/01/2021	912
3,408	3.90%, 12/01/2041	3,303
1,256	5.50%, 08/15/2018	1,274
895	6.00%, 01/15/2034	1,104
2,197	6.05%, 03/15/2039	2,798

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
578	Series 08-A, 5.95%, 02/01/2038	723
4,300	Series B, 3.65%, 03/01/2028	4,292
2,854	Series C, 3.50%, 10/01/2023	2,879
3,108	Southern Co. (The), 3.25%, 07/01/2026	2,955
2,700	Southwestern Public Service Co., 4.50%, 08/15/2041	2,898
2,095	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	2,090
2,482	Three Gorges Finance I Cayman Islands Ltd., (China), 3.15%, 06/02/2026 (e)	2,351
5,800	Toledo Edison Co. (The), 6.15%, 05/15/2037	7,166
2,862	Union Electric Co., 2.95%, 06/15/2027	2,752
	Virginia Electric & Power Co.,
696	2.95%, 01/15/2022	693
1,280	3.45%, 02/15/2024	1,290
4,842	5.40%, 04/30/2018	4,867
2,100	Series A, 6.00%, 05/15/2037	2,626
234	Wisconsin Electric Power Co., 2.95%, 09/15/2021	234
	Xcel Energy, Inc.,
3,656	3.30%, 06/01/2025	3,596
539	4.70%, 05/15/2020	555
829	4.80%, 09/15/2041	893
6,254	6.50%, 07/01/2036	8,151

		411,319

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.13%, 10/15/2044	1,784
7,215	4.15%, 01/15/2043	7,450
619	8.50%, 03/15/2019	656
2,201	Boston Gas Co., 4.49%, 02/15/2042 (e)	2,326
1,372	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	1,419
2,214	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	2,204
4,242	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	3,993
4,862	Korea Gas Corp., (South Korea), 1.88%, 07/18/2021 (e)	4,644
	Southern Natural Gas Co. LLC,
2,649	4.80%, 03/15/2047 (e)	2,724
2,103	8.00%, 03/01/2032	2,777
3,595	Southwest Gas Corp., 3.80%, 09/29/2046	3,411

		33,388

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
7,048	3.40%, 03/15/2022	7,061
2,730	4.25%, 06/15/2022	2,819
1,665	5.75%, 10/01/2041	1,785
1,985	6.25%, 10/01/2039	2,225
	PSEG Power LLC,
2,879	4.15%, 09/15/2021	2,959
1,125	8.63%, 04/15/2031	1,464
7,079	Southern Power Co., 5.15%, 09/15/2041	7,611
3,222	Tri-State Generation & Transmission Association, Inc., 4.25%, 06/01/2046	3,120

		29,044

	Multi-Utilities — 0.4%
1,457	Berkshire Hathaway Energy Co., 5.75%, 04/01/2018	1,461
	CMS Energy Corp.,
2,426	2.95%, 02/15/2027	2,278
3,458	3.00%, 05/15/2026	3,298
1,250	3.45%, 08/15/2027	1,223
4,360	3.88%, 03/01/2024	4,446
	Consolidated Edison Co. of New York, Inc.,
2,760	5.70%, 06/15/2040	3,414
4,355	Series 2017, 3.88%, 06/15/2047	4,262
120	Series C, 4.00%, 11/15/2057	117
	Consumers Energy Co.,
1,343	2.85%, 05/15/2022	1,335
2,150	3.25%, 08/15/2046	1,927
1,478	Delmarva Power & Light Co., 4.00%, 06/01/2042	1,453
	Dominion Energy, Inc.,
1,076	7.00%, 06/15/2038	1,414
3,973	Series B, 2.75%, 01/15/2022	3,889
1,840	Series C, 4.90%, 08/01/2041	1,974
1,927	Series D, 2.85%, 08/15/2026	1,797
5,067	Series F, 5.25%, 08/01/2033	5,613
	DTE Energy Co.,
2,000	6.38%, 04/15/2033	2,458
1,400	Series F, 3.85%, 12/01/2023	1,430
2,326	New York State Electric & Gas Corp., 3.25%, 12/01/2026 (e)	2,269
	NiSource, Inc.,
2,457	3.85%, 02/15/2023	2,513
6,726	5.80%, 02/01/2042	7,905
4,380	6.25%, 12/15/2040	5,467

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	San Diego Gas & Electric Co.,
2,690	3.95%, 11/15/2041	2,683
1,852	6.00%, 06/01/2026	2,166
973	Series FFF, 6.13%, 09/15/2037	1,236
	Sempra Energy,
3,139	2.88%, 10/01/2022	3,086
3,827	3.55%, 06/15/2024	3,821
2,348	4.05%, 12/01/2023	2,419
1,345	6.00%, 10/15/2039	1,658
2,063	6.15%, 06/15/2018	2,085
7,309	9.80%, 02/15/2019	7,790
	Southern Co. Gas Capital Corp.,
1,889	2.45%, 10/01/2023	1,796
1,690	3.25%, 06/15/2026	1,616
4,609	3.50%, 09/15/2021	4,643
2,136	3.95%, 10/01/2046	2,000
1,392	4.40%, 06/01/2043	1,404
10,518	5.88%, 03/15/2041	12,450
7,009	WEC Energy Group, Inc., 3.55%, 06/15/2025	7,014

		119,810

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
5,248	3.40%, 03/01/2025	5,236
2,241	4.00%, 12/01/2046	2,261
3,354	6.59%, 10/15/2037	4,496

		11,993

	Total Utilities	605,554

	Total Corporate Bonds (Cost $7,053,151)	7,061,907

Foreign Government Securities — 0.9%
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/2019	2,882
3,587	Zero Coupon, 11/01/2023	3,047
3,305	Zero Coupon, 08/15/2024	2,724
21,968	Zero Coupon, 11/01/2024	17,922
5,000	Zero Coupon, 11/01/2024	4,086
68,521	Zero Coupon, 11/01/2024	55,969
2,517	Zero Coupon, 11/15/2024	2,053
14,763	Zero Coupon, 05/15/2025	11,801
23,876	Zero Coupon, 08/15/2025	18,882
14,275	Zero Coupon, 11/15/2025	11,189
4,000	Zero Coupon, 11/15/2025	3,136
17,300	Zero Coupon, 08/15/2026	13,167
2,242	Zero Coupon, 11/15/2026	1,689

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,240	5.50%, 12/04/2023	8,261
6,771	5.50%, 09/18/2033	8,728
502	Province of Quebec, (Canada), SUB, 7.36%, 03/06/2026	631
	Republic of Colombia, (Colombia),
6,987	4.00%, 02/26/2024	7,015
3,811	4.50%, 01/28/2026	3,918
3,979	5.00%, 06/15/2045	3,964
941	5.63%, 02/26/2044	1,014
1,400	7.38%, 09/18/2037	1,787
737	Republic of Peru, (Peru), 5.63%, 11/18/2050	884
3,502	Republic of South Africa, (South Africa), 5.88%, 09/16/2025	3,752
	United Mexican States, (Mexico),
7,166	3.60%, 01/30/2025	7,015
22,959	3.75%, 01/11/2028	21,995
5,155	4.13%, 01/21/2026	5,199
4,228	4.35%, 01/15/2047	3,828
2,862	4.60%, 01/23/2046	2,672
1,928	4.60%, 02/10/2048	1,805
3,906	4.75%, 03/08/2044	3,740
12,227	5.55%, 01/21/2045	13,095
5,118	5.75%, 10/12/2110	5,151

	Total Foreign Government Securities (Cost $257,245)	253,001

Mortgage-Backed Securities — 14.6%
	FHLMC,
617	ARM, 3.00%, 05/01/2036 (z)	650
808	ARM, 3.03%, 05/01/2037 (z)	836
35	ARM, 3.13%, 07/01/2026 (z)	35
958	ARM, 3.13%, 05/01/2036 (z)	1,011
138	ARM, 3.16%, 01/01/2037 (z)	144
1,678	ARM, 3.20%, 05/01/2033 (z)	1,773
859	ARM, 3.21%, 10/01/2036 (z)	890
2,159	ARM, 3.22%, 08/01/2036 (z)	2,246
553	ARM, 3.23%, 08/01/2036 (z)	574
344	ARM, 3.25%, 07/01/2036 (z)	362
100	ARM, 3.25%, 08/01/2036 (z)	103
62	ARM, 3.28%, 01/01/2027 (z)	64
557	ARM, 3.29%, 10/01/2036 (z)	582
476	ARM, 3.30%, 07/01/2036 (z)	504
1,040	ARM, 3.30%, 10/01/2036 (z)	1,087
2,697	ARM, 3.34%, 12/01/2036 (z)	2,803
538	ARM, 3.35%, 10/01/2036 (z)	568
506	ARM, 3.38%, 07/01/2036 (z)	529
2	ARM, 3.39%, 07/01/2019 (z)	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
955	ARM, 3.39%, 11/01/2036 (z)	993
17	ARM, 3.40%, 04/01/2030 (z)	18
904	ARM, 3.41%, 02/01/2036 (z)	950
2,150	ARM, 3.42%, 08/01/2035 - 12/01/2036 (z)	2,239
1,880	ARM, 3.42%, 11/01/2036 (z)	1,979
64	ARM, 3.44%, 12/01/2036 (z)	67
198	ARM, 3.45%, 11/01/2036 (z)	206
132	ARM, 3.47%, 02/01/2037 (z)	138
248	ARM, 3.48%, 12/01/2033 (z)	260
2,092	ARM, 3.49%, 03/01/2037 (z)	2,195
214	ARM, 3.50%, 02/01/2036 (z)	224
347	ARM, 3.50%, 04/01/2034 - 11/01/2037 (z)	364
515	ARM, 3.51%, 11/01/2036 (z)	542
1,204	ARM, 3.51%, 05/01/2037 (z)	1,269
605	ARM, 3.52%, 11/01/2036 (z)	634
1,049	ARM, 3.53%, 09/01/2036 (z)	1,100
149	ARM, 3.53%, 10/01/2036 (z)	154
475	ARM, 3.53%, 06/01/2037 (z)	497
1,209	ARM, 3.54%, 09/01/2034 (z)	1,276
715	ARM, 3.60%, 07/01/2040 (z)	748
46	ARM, 3.61%, 09/01/2032 (z)	48
784	ARM, 3.61%, 10/01/2036 (z)	825
148	ARM, 3.62%, 05/01/2037 (z)	156
1,291	ARM, 3.64%, 09/01/2036 (z)	1,361
22	ARM, 3.66%, 04/01/2037 (z)	23
252	ARM, 3.66%, 07/01/2037 (z)	264
521	ARM, 3.66%, 05/01/2038 (z)	546
602	ARM, 3.69%, 01/01/2035 (z)	634
466	ARM, 3.69%, 12/01/2035 (z)	493
1,297	ARM, 3.70%, 01/01/2035 (z)	1,357
2,751	ARM, 3.70%, 06/01/2036 (z)	2,910
1,329	ARM, 3.70%, 02/01/2037 (z)	1,404
98	ARM, 3.72%, 02/01/2037 (z)	103
504	ARM, 3.73%, 04/01/2037 (z)	530
431	ARM, 3.76%, 01/01/2037 (z)	450
768	ARM, 3.76%, 02/01/2037 (z)	811
1,190	ARM, 3.77%, 12/01/2036 (z)	1,255
838	ARM, 3.79%, 03/01/2036 (z)	888
809	ARM, 3.80%, 06/01/2036 (z)	853
1,516	ARM, 3.83%, 05/01/2037 (z)	1,607
780	ARM, 3.84%, 04/01/2038 (z)	824
36	ARM, 3.88%, 12/01/2036 (z)	38
906	ARM, 3.94%, 05/01/2037 (z)	961
321	ARM, 3.95%, 10/01/2036 (z)	338

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

359	ARM, 3.97%, 03/01/2037 (z)	376
211	ARM, 4.02%, 02/01/2037 (z)	225
198	ARM, 4.06%, 05/01/2036 (z)	212
229	ARM, 4.12%, 03/01/2037 (z)	243
716	ARM, 4.23%, 03/01/2036 (z)	767
	FHLMC Gold Pools, 15 Year, Single Family,
2	4.00%, 06/01/2018	2
41	4.50%, 08/01/2018 - 10/01/2018	42
243	5.50%, 01/01/2019 - 02/01/2024	248
166	6.00%, 04/01/2018 - 03/01/2022	167
32	6.50%, 09/01/2019 - 03/01/2022	34
	FHLMC Gold Pools, 20 Year, Single Family,
8,565	3.50%, 01/01/2032 - 03/01/2032	8,727
423	6.50%, 01/01/2028	466
	FHLMC Gold Pools, 30 Year, Single Family,
29,490	3.00%, 08/01/2043	28,792
21,489	4.50%, 05/01/2041	22,702
21,253	5.00%, 01/01/2034 - 08/01/2040	22,957
3,680	5.50%, 01/01/2033 - 03/01/2040	4,043
671	6.00%, 10/01/2029 - 12/01/2036	756
4,433	6.50%, 08/01/2029 - 03/01/2038	4,994
1,107	7.00%, 04/01/2026 - 02/01/2037	1,232
1,489	7.50%, 08/01/2025 - 09/01/2038	1,726
10	8.00%, 07/01/2020 - 11/01/2024	11
33	8.50%, 07/01/2028	38
	FHLMC Gold Pools, FHA/VA,
4,501	7.50%, 01/01/2032 - 12/01/2036	4,977
650	10.00%, 10/01/2030	690
	FHLMC Gold Pools, Other,
58,544	3.50%, 02/01/2033 - 06/01/2043	58,943
108,069	4.00%, 06/01/2042 - 01/01/2046	111,731
32,776	4.50%, 01/01/2046	34,829
52	5.50%, 04/01/2018	52
922	6.00%, 02/01/2033 - 11/01/2036	989
9,325	6.50%, 12/01/2035 - 06/01/2037	10,328
9	7.00%, 07/01/2029	10
80	10.00%, 03/17/2026	79
	FNMA,
36,582	ARM, 1.93%, 01/01/2023 (z)	36,586
10,000	ARM, 1.95%, 12/01/2024 (z)	9,977
1	ARM, 1.97%, 01/01/2019 (z)	1
6,504	ARM, 1.97%, 01/01/2023 (z)	6,515
2,304	ARM, 2.04%, 11/01/2023 (z)	2,302
7,909	ARM, 2.38%, 03/01/2022 (z)	7,914
41	ARM, 2.47%, 09/01/2027 (z)	41
1	ARM, 2.64%, 03/01/2019 (z)	1

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
315		ARM, 2.86%, 08/01/2034 (z)	322
—	(h)	ARM, 2.88%, 08/01/2019 (z)	—	(h)
1,673		ARM, 2.91%, 09/01/2036 (z)	1,721
912		ARM, 2.93%, 07/01/2037 (z)	936
566		ARM, 3.04%, 01/01/2037 (z)	585
2,357		ARM, 3.06%, 01/01/2035 (z)	2,439
312		ARM, 3.10%, 09/01/2036 (z)	325
67		ARM, 3.14%, 08/01/2035 (z)	70
807		ARM, 3.16%, 02/01/2037 (z)	833
336		ARM, 3.17%, 05/01/2035 (z)	348
1,162		ARM, 3.17%, 01/01/2036 (z)	1,217
339		ARM, 3.18%, 08/01/2036 (z)	357
262		ARM, 3.19%, 07/01/2035 (z)	272
429		ARM, 3.21%, 09/01/2033 (z)	441
341		ARM, 3.21%, 09/01/2037 (z)	354
74		ARM, 3.22%, 07/01/2037 (z)	76
700		ARM, 3.22%, 11/01/2037 (z)	734
170		ARM, 3.23%, 10/01/2034 (z)	177
57		ARM, 3.25%, 11/01/2034 (z)	59
25		ARM, 3.26%, 07/01/2034 (z)	27
135		ARM, 3.26%, 02/01/2035 (z)	140
345		ARM, 3.27%, 11/01/2033 (z)	359
1,645		ARM, 3.27%, 11/01/2037 (z)	1,709
407		ARM, 3.29%, 03/01/2035 (z)	426
414		ARM, 3.29%, 06/01/2034 (z)	439
474		ARM, 3.31%, 04/01/2035 (z)	500
267		ARM, 3.31%, 09/01/2035 (z)	279
41		ARM, 3.34%, 09/01/2034 (z)	43
522		ARM, 3.37%, 09/01/2036 (z)	543
301		ARM, 3.38%, 08/01/2033 (z)	315
193		ARM, 3.38%, 08/01/2034 (z)	202
222		ARM, 3.39%, 06/01/2036 (z)	233
935		ARM, 3.39%, 10/01/2036 (z)	977
116		ARM, 3.42%, 01/01/2035 (z)	121
582		ARM, 3.42%, 10/01/2035 (z)	616
119		ARM, 3.43%, 01/01/2034 (z)	125
153		ARM, 3.43%, 11/01/2034 (z)	160
69		ARM, 3.43%, 05/01/2035 (z)	72
1,743		ARM, 3.44%, 07/01/2037 (z)	1,821
155		ARM, 3.44%, 09/01/2037 (z)	163
541		ARM, 3.45%, 08/01/2036 (z)	550
438		ARM, 3.47%, 01/01/2036 (z)	460
2,207		ARM, 3.48%, 12/01/2037 (z)	2,305
395		ARM, 3.49%, 10/01/2034 (z)	419
1,190		ARM, 3.49%, 04/01/2037 (z)	1,242
77		ARM, 3.50%, 08/01/2034 (z)	80

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

717	ARM, 3.52%, 07/01/2036 (z)	754
1,399	ARM, 3.52%, 09/01/2036 (z)	1,469
92	ARM, 3.53%, 09/01/2037 (z)	94
1,194	ARM, 3.54%, 12/01/2036 (z)	1,247
146	ARM, 3.56%, 09/01/2033 (z)	154
880	ARM, 3.56%, 08/01/2036 (z)	920
891	ARM, 3.56%, 09/01/2037 (z)	936
341	ARM, 3.57%, 09/01/2036 (z)	357
2,935	ARM, 3.59%, 05/01/2036 - 07/01/2037 (z)	3,095
336	ARM, 3.64%, 11/01/2036 (z)	354
725	ARM, 3.67%, 02/01/2037 (z)	764
310	ARM, 3.68%, 12/01/2036 (z)	324
431	ARM, 3.73%, 06/01/2036 (z)	456
328	ARM, 3.74%, 01/01/2037 (z)	345
165	ARM, 3.79%, 01/01/2038 (z)	170
1,653	ARM, 3.83%, 10/01/2036 (z)	1,753
282	ARM, 3.97%, 11/01/2036 (z)	298
28	ARM, 3.99%, 03/01/2029 (z)	29
77	ARM, 4.00%, 02/01/2036 (z)	81
3,755	ARM, 4.07%, 03/01/2036 (z)	4,026
994	ARM, 4.14%, 08/01/2037 (z)	1,058
32	ARM, 4.25%, 01/01/2036 (z)	32
	FNMA, 15 Year, Single Family,
56	3.50%, 04/01/2019	57
446	4.50%, 05/01/2018 - 12/01/2019	449
1,111	5.00%, 04/01/2018 - 08/01/2024	1,149
729	5.50%, 07/01/2019 - 07/01/2020	737
4,619	6.00%, 05/01/2018 - 07/01/2024	4,834
775	6.50%, 08/01/2020 - 02/01/2024	813
	FNMA, 20 Year, Single Family,
10,469	3.50%, 07/01/2032 - 08/01/2032	10,661
21,673	4.00%, 01/01/2035	22,538
628	5.50%, 07/01/2025	681
4,187	6.00%, 07/01/2026 - 09/01/2029	4,649
1,117	6.50%, 05/01/2022 - 08/01/2026	1,243
	FNMA, 30 Year, FHA/VA,
131	6.00%, 09/01/2033	141
154	6.50%, 03/01/2029	170
14	7.00%, 02/01/2033	15
36	8.00%, 06/01/2028	39
1	9.50%, 12/01/2018	2
	FNMA, 30 Year, Single Family,
67,704	3.00%, 04/01/2043 - 07/01/2043	66,167
114,141	3.50%, 05/01/2044 - 01/01/2046	114,830
184,551	4.00%, 12/01/2033 - 02/01/2048	191,208

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
16,326	4.00%, 01/01/2048 (w)	16,387
14,077	4.50%, 11/01/2033 - 09/01/2043	14,862
16,885	5.00%, 06/01/2033 - 08/01/2040	18,263
11,275	5.50%, 11/01/2032 - 12/01/2039	12,397
9,800	6.00%, 12/01/2028 - 11/01/2038	10,989
18,171	6.50%, 11/01/2029 - 10/01/2038	20,296
9,965	7.00%, 01/01/2024 - 01/01/2039	11,478
6,655	7.50%, 11/01/2022 - 04/01/2039	7,823
530	8.00%, 03/01/2021 - 01/01/2038	594
11	8.50%, 07/01/2024 - 05/01/2025	13
7	9.50%, 07/01/2028	7
3	10.00%, 02/01/2024	3
	FNMA, Other,
6,706	1.47%, 12/01/2019	6,565
8,968	1.69%, 12/01/2019	8,807
10,883	1.94%, 07/01/2019	10,781
13,452	2.00%, 12/01/2020	13,164
80,712	2.01%, 06/01/2020	79,462
2,083	2.03%, 08/01/2019	2,071
4,123	2.15%, 01/01/2023	3,979
7,973	2.19%, 05/01/2019	7,932
5,484	2.24%, 12/01/2022	5,315
8,697	2.28%, 12/01/2022	8,445
3,210	2.32%, 12/01/2022	3,123
14,531	2.33%, 01/01/2023	14,133
31,655	2.34%, 12/01/2022 - 01/01/2023	30,800
26,787	2.37%, 07/01/2019 - 01/01/2023	26,393
7,325	2.38%, 11/01/2022	7,159
14,416	2.39%, 10/01/2022 - 12/01/2022	14,080
9,413	2.40%, 01/01/2022	9,253
35,112	2.40%, 01/01/2023 - 05/01/2026	34,048
5,067	2.41%, 11/01/2022	4,959
17,558	2.42%, 12/01/2022 - 06/01/2023	17,129
15,329	2.44%, 11/01/2022 - 01/01/2023	15,009
29,599	2.45%, 11/01/2022 - 02/01/2023	28,915
25,000	2.46%, 10/01/2026	23,580
7,693	2.47%, 09/01/2022 - 11/01/2022	7,535
28,768	2.49%, 03/01/2023 - 05/01/2026	27,654
22,555	2.50%, 04/01/2023 - 10/01/2031	21,333
8,251	2.51%, 01/01/2023	8,065
36,919	2.52%, 10/01/2022 - 05/01/2023	36,139
2,690	2.54%, 05/01/2023	2,635
14,011	2.55%, 11/01/2022	13,794
5,117	2.57%, 10/01/2022	5,042
7,740	2.59%, 06/01/2028	7,314
13,658	2.60%, 06/01/2022 - 01/01/2023	13,457

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

18,520	2.61%, 07/01/2022 - 06/01/2026	17,934
22,410	2.63%, 09/01/2021 - 06/01/2025	22,115
5,691	2.64%, 10/01/2022	5,624
24,445	2.64%, 04/01/2023 - 06/01/2026	23,572
8,968	2.65%, 08/01/2022	8,865
17,646	2.66%, 12/01/2022	17,405
31,381	2.67%, 07/01/2022 - 07/01/2031	30,058
14,617	2.68%, 05/01/2025 - 06/01/2027	14,161
8,465	2.69%, 07/01/2022	8,387
23,343	2.70%, 04/01/2022 - 04/01/2025	23,050
5,140	2.71%, 04/01/2023	5,078
10,000	2.73%, 07/01/2028	9,468
8,004	2.75%, 03/01/2022	7,977
13,945	2.76%, 06/01/2022	13,853
17,309	2.77%, 06/01/2023	17,140
22,229	2.77%, 05/01/2022 - 06/01/2023	22,072
4,233	2.78%, 06/01/2027	4,094
8,000	2.79%, 05/01/2027	7,710
14,805	2.81%, 05/01/2027 - 08/01/2031	14,229
9,144	2.82%, 07/01/2022	9,111
39,974	2.83%, 05/01/2027 - 06/01/2027	38,594
44,196	2.84%, 01/01/2025 - 04/01/2026	43,643
18,890	2.86%, 05/01/2022 - 01/01/2025	18,805
8,401	2.89%, 05/01/2027	8,193
23,090	2.90%, 12/01/2024 - 06/01/2031	22,426
6,000	2.91%, 03/01/2027	5,858
61,673	2.92%, 12/01/2024 - 05/01/2030	60,326
13,300	2.93%, 10/01/2029	12,746
33,621	2.94%, 05/01/2022 - 05/01/2030	32,864
23,256	2.96%, 01/01/2025 - 06/01/2030	22,743
44,089	2.97%, 01/01/2022 - 06/01/2030	43,670
19,534	2.98%, 07/01/2022	19,584
13,204	2.99%, 02/01/2022 - 01/01/2025	13,164
55,373	3.00%, 06/01/2027 - 02/01/2043	54,164
9,487	3.02%, 05/01/2022 - 06/01/2025	9,493
56,148	3.03%, 12/01/2021 - 04/01/2030	55,014
10,762	3.04%, 12/01/2018	10,787
12,915	3.05%, 04/01/2022 - 01/01/2025	12,947
7,497	3.06%, 02/01/2022	7,541
27,795	3.08%, 03/01/2022 - 04/01/2030	27,450
11,141	3.09%, 01/01/2022	11,218
5,700	3.10%, 07/01/2029	5,557
45,933	3.10%, 09/01/2025 - 05/01/2030	45,189
25,303	3.11%, 12/01/2024	25,363
52,501	3.12%, 01/01/2022 - 06/01/2035	51,295
47,234	3.13%, 04/01/2030 - 06/01/2030	46,075

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
44,912	3.14%, 02/01/2022 - 12/01/2026	45,061
9,281	3.15%, 07/01/2030	9,093
13,200	3.17%, 08/01/2025 - 02/01/2030	13,108
18,309	3.18%, 01/01/2026 - 06/01/2030	18,184
17,000	3.19%, 12/01/2026	16,961
7,052	3.20%, 01/01/2022	7,129
16,590	3.21%, 03/01/2022 - 03/01/2031	16,349
13,759	3.22%, 12/01/2026 - 04/01/2030	13,639
4,884	3.23%, 11/01/2020	4,941
20,000	3.24%, 12/01/2026	19,964
17,953	3.25%, 09/01/2026 - 07/01/2027	18,011
7,849	3.26%, 12/01/2026	7,889
6,610	3.27%, 11/01/2020	6,693
51,140	3.29%, 10/01/2020 - 08/01/2026	51,538
15,551	3.30%, 12/01/2026 - 07/01/2030	15,473
3,229	3.31%, 12/01/2021	3,276
9,940	3.33%, 09/01/2027	9,991
16,000	3.34%, 02/01/2027	16,229
11,522	3.35%, 09/01/2030	11,494
6,906	3.36%, 10/01/2020	7,008
7,709	3.37%, 09/01/2030	7,703
3,043	3.38%, 12/01/2023	3,094
2,918	3.40%, 10/01/2021	2,967
16,175	3.43%, 09/01/2020 - 11/01/2021	16,455
12,466	3.44%, 12/01/2021 - 10/01/2026	12,678
31,731	3.45%, 01/01/2024 - 04/01/2035	32,159
7,377	3.48%, 12/01/2020	7,501
175,966	3.50%, 10/01/2020 - 01/01/2044	176,827
9,000	3.51%, 08/01/2023	9,206
3,836	3.54%, 12/01/2020	3,908
13,000	3.55%, 02/01/2030	13,180
3,116	3.56%, 01/01/2021	3,185
18,524	3.57%, 11/01/2034	18,644
22,484	3.59%, 10/01/2020 - 08/01/2023	23,007
1,587	3.60%, 09/01/2020	1,619
8,999	3.61%, 11/01/2034	9,069
6,656	3.63%, 10/01/2029 - 10/01/2035	6,731
4,824	3.64%, 01/01/2025	4,967
42,150	3.67%, 07/01/2023	43,544
3,129	3.70%, 12/01/2020	3,204
3,138	3.74%, 06/01/2018	3,137
9,542	3.74%, 07/01/2020 - 07/01/2023	9,789
3,785	3.76%, 12/01/2035	3,853
24,123	3.77%, 09/01/2021	24,849
27,400	3.77%, 12/01/2025	28,504
20,942	3.83%, 12/01/2020 - 12/01/2021	21,599

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

21,589	3.85%, 09/01/2020 - 09/01/2021	22,192
8,011	3.86%, 07/01/2021	8,255
9,912	3.87%, 01/01/2021	10,187
30,202	3.89%, 08/01/2020 - 09/01/2021	31,055
5,827	3.92%, 10/01/2020	5,975
5,506	3.92%, 09/01/2021	5,681
15,690	3.93%, 07/01/2020 - 01/01/2021	16,085
8,968	3.94%, 07/01/2021	9,257
7,174	3.95%, 07/01/2020	7,335
8,548	3.95%, 09/01/2021	8,809
8,226	3.96%, 08/01/2020	8,434
5,310	3.97%, 06/01/2021	5,478
3,750	3.99%, 07/01/2021	3,872
120,655	4.00%, 04/01/2020 - 03/01/2046	124,425
6,009	4.02%, 06/01/2021	6,214
5,647	4.05%, 01/01/2021 - 08/01/2021	5,830
8,467	4.06%, 07/01/2021	8,765
26,182	4.07%, 07/01/2020	26,901
15,084	4.07%, 10/01/2021	15,649
5,702	4.10%, 06/01/2021	5,904
14,162	4.13%, 11/01/2019 - 08/01/2021	14,582
14,341	4.16%, 03/01/2021	14,841
3,889	4.18%, 12/01/2019	3,987
4,589	4.19%, 06/01/2021	4,765
15,784	4.25%, 04/01/2021	16,409
26,971	4.26%, 12/01/2019 - 07/01/2021	27,974
5,735	4.26%, 06/01/2021	5,933
12,166	4.28%, 01/01/2020	12,457
5,447	4.28%, 01/01/2021	5,651
2,504	4.30%, 04/01/2021	2,604
4,664	4.30%, 06/01/2021	4,857
7,569	4.31%, 07/01/2021	7,880
10,232	4.33%, 02/01/2021 - 04/01/2021	10,642
16,142	4.34%, 06/01/2021	16,855
12,737	4.36%, 05/01/2021	13,280
9,529	4.37%, 02/01/2020	9,815
12,292	4.38%, 04/01/2020	12,687
6,410	4.39%, 05/01/2021	6,654
57,664	4.40%, 02/01/2020	59,249
3,544	4.45%, 01/01/2021	3,674
8,071	4.48%, 06/01/2021	8,417
11,441	4.50%, 12/01/2019	11,733
86,784	4.50%, 08/01/2021 - 03/01/2044	91,438
5,108	4.54%, 01/01/2020 - 07/01/2026	5,342
8,485	4.55%, 08/01/2026	9,064
9,696	4.66%, 12/01/2026	10,306

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
8,914	4.76%, 08/01/2026	9,603
5,673	4.77%, 08/01/2026	6,113
1,405	5.00%, 04/01/2031 - 12/01/2032	1,524
1,139	5.50%, 10/01/2034 - 06/01/2039	1,197
1,254	6.00%, 02/01/2036 - 11/01/2048	1,323
1,112	6.50%, 04/01/2036 - 05/01/2037	1,202
742	7.00%, 02/01/2036 - 04/01/2037	834
124	8.00%, 11/01/2037	136
5	10.50%, 04/15/2019	5
	GNMA I, 30 Year, Single Family,
3,028	5.50%, 04/15/2033 - 09/15/2034	3,333
91	6.00%, 11/15/2028	101
1,923	6.50%, 01/15/2024 - 12/15/2035	2,170
3,922	7.00%, 08/15/2023 - 04/15/2037	4,465
433	7.50%, 11/15/2022 - 10/15/2037	494
13	8.00%, 08/15/2028	13
6	9.00%, 02/15/2020 - 11/15/2024	6
188	9.50%, 09/15/2018 - 12/15/2025	200
	GNMA II, 30 Year, Single Family,
3,227	3.75%, 07/20/2045	3,282
4,108	4.00%, 12/20/2047	4,253
7,687	4.25%, 12/20/2044	8,098
53,550	4.50%, 12/20/2047 - 02/20/2048	56,743
1,689	5.50%, 09/20/2039	1,870
8,054	6.00%, 03/20/2028 - 08/20/2039	9,003
744	6.50%, 07/20/2029	837
314	7.00%, 08/20/2038	357
62	7.50%, 02/20/2028 - 09/20/2028	69
125	8.00%, 12/20/2025 - 09/20/2028	140
57	8.50%, 03/20/2025 - 05/20/2025	62
	GNMA II, Other,
2,959	3.75%, 09/20/2038 - 01/20/2039	3,030
4,086	4.46%, 05/20/2063 (z)	4,204
50	6.00%, 11/20/2038	53

	Total Mortgage-Backed Securities (Cost $4,233,654)	4,172,034

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.58%, 05/15/2039	3,903
2,400	State of California, Various Purpose, GO, 7.30%, 10/01/2039	3,463

		7,366

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.60%, 03/15/2040	2,712
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.65%, 11/01/2040	13,582
3,780	Series 165, Rev., 5.65%, 11/01/2040	4,671
17,925	Series 174, Rev., 4.46%, 10/01/2062	19,375

		40,340

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	17,094
	Ohio State University, General Receipts,
1,000	Rev., 5.59%, 12/01/2114	1,134
3,478	Series A, Rev., 4.05%, 12/01/2056	3,422
9,576	Series A, Rev., 4.80%, 06/01/2111	10,174

		31,824

	Total Municipal Bonds (Cost $68,302)	79,530

Supranational — 0.1%
23,640	African Development Bank, (Supranational), 8.80%, 09/01/2019 (Cost $25,616)	25,680

U.S. Government Agency Securities — 2.4%
2,986	FFCB, 5.13%, 11/15/2018	3,053
9,865	FHLB, 5.50%, 07/15/2036	12,857
	Financing Corp. STRIPS,
59,680	1.31%, 05/11/2018 (n)	59,458
1,795	2.20%, 03/07/2019 (n)	1,757
1,688	2.27%, 04/06/2018 (n)	1,685
	FNMA,
57,500	1.83%, 10/09/2019	55,339
8,071	DN, 7.25%, 05/15/2030	5,337
11,944	Government Trust Certificate, 2.56%, 04/01/2019	11,634
	Resolution Funding Corp. STRIPS,
47,400	1.59%, 01/15/2021 (n)	44,130
108,649	1.69%, 10/15/2019 (n)	104,707
225,211	1.92%, 07/15/2020 (n)	213,348
50,759	1.96%, 10/15/2020 (n)	47,788
11,275	2.72%, 10/15/2027 (n)	8,308
30,700	2.89%, 01/15/2030 (n)	20,734
12,675	2.93%, 01/15/2026 (n)	9,950
18,250	3.09%, 04/15/2030 (n)	12,206

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Tennessee Valley Authority,
4,129	4.25%, 09/15/2065	4,653
2,632	4.63%, 09/15/2060	3,109
7,129	5.25%, 09/15/2039	9,161
493	5.50%, 06/15/2038	645
14,808	5.88%, 04/01/2036	19,853
	Tennessee Valley Authority STRIPS,
3,500	3.41%, 12/15/2028 (n)	2,428
17,495	3.79%, 11/01/2025 (n)	13,646
2,242	4.53%, 06/15/2035 (n)	1,208
10,762	4.64%, 05/01/2019 (n)	10,470
3,119	4.99%, 07/15/2028 (n)	2,200

	Total U.S. Government Agency Securities (Cost $686,272)	679,664

U.S. Treasury Obligations — 27.4%
	U.S. Treasury Bonds,
58,600	2.50%, 02/15/2045	51,895
249,860	2.88%, 05/15/2043	239,417
50,000	2.88%, 08/15/2045	47,666
25,000	3.00%, 11/15/2045	24,410
228,240	3.63%, 08/15/2043	248,701
30,000	3.63%, 02/15/2044	32,701
297,000	3.75%, 11/15/2043	330,192
38,050	4.25%, 05/15/2039	45,208
76,320	4.38%, 11/15/2039	92,314
134,780	4.38%, 05/15/2040	163,242
7,861	4.50%, 05/15/2038	9,626
71,284	4.50%, 08/15/2039	87,574
41,800	5.00%, 05/15/2037	53,994
583	5.25%, 11/15/2028	709
9,475	8.00%, 11/15/2021	11,308
14,932	8.13%, 05/15/2021	17,535
17,000	8.75%, 05/15/2020	19,383
54,785	8.75%, 08/15/2020	63,114
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.75%, 01/15/2028	2,704
3,587	2.50%, 01/15/2029	4,860
9,066	3.63%, 04/15/2028	17,657
	U.S. Treasury Inflation Indexed Notes,
10,000	0.13%, 04/15/2019	10,528
22,231	0.13%, 01/15/2022	23,917
2,584	1.38%, 01/15/2020	3,016
	U.S. Treasury Notes,
12,106	2.12%, 08/15/2019	11,721
80,000	0.75%, 08/15/2019	78,353
10,788	1.00%, 11/30/2019	10,561

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

16,770	1.25%, 10/31/2018	16,689
18,500	1.25%, 02/29/2020	18,129
16,278	1.38%, 12/31/2018	16,188
10,000	1.38%, 05/31/2020	9,791
40,000	1.38%, 06/30/2023	37,411
70,000	1.38%, 08/31/2023	65,280
50,000	1.50%, 10/31/2019	49,410
210,000	1.50%, 02/28/2023	198,631
8,000	1.63%, 07/31/2019	7,938
100,000	1.63%, 08/31/2022	95,789
5,000	1.75%, 10/31/2020	4,918
70,000	1.75%, 01/31/2023	67,113
100,000	1.75%, 05/15/2023	95,500
2,500	2.00%, 11/30/2020	2,474
200,000	2.00%, 02/15/2025	189,773
90,000	2.00%, 08/15/2025	85,018
10,000	2.13%, 08/31/2020	9,942
50,000	2.13%, 09/30/2024	48,020
100,000	2.13%, 05/15/2025	95,496
115,000	2.25%, 11/15/2025	110,346
175,991	2.63%, 08/15/2020	177,098
34,504	2.63%, 11/15/2020	34,721
93,518	3.13%, 05/15/2019	94,599
80,000	3.63%, 02/15/2021	82,734
	U.S. Treasury STRIPS Bonds,
123,537	1.95%, 05/15/2021 (n)	114,139
52,512	2.01%, 02/15/2020 (n)	50,241
10,990	2.01%, 08/15/2025 (n)	8,863
212,665	2.18%, 02/15/2021 (n)	198,097
88,900	2.27%, 11/15/2023 (n)	75,878
152,910	2.34%, 08/15/2023 (n)	131,587
59,076	2.46%, 02/15/2024 (n)	50,025
149,456	2.51%, 05/15/2022 (n)	133,848
105,800	2.62%, 08/15/2022 (n)	94,066
204,956	2.71%, 02/15/2022 (n)	184,877
171,800	2.76%, 11/15/2022 (n)	151,610
265,487	2.80%, 08/15/2020 (n)	250,487
108,421	2.83%, 08/15/2021 (n)	99,435
51,591	2.91%, 08/15/2024 (n)	43,019
227,105	2.92%, 05/15/2023 (n)	196,937
54,049	2.97%, 05/15/2028 (n)	39,794
121,891	3.01%, 02/15/2034 (n)	74,144
97,800	3.02%, 08/15/2032 (n)	62,531
254,322	3.06%, 02/15/2023 (n)	222,370
222,788	3.11%, 11/15/2032 (n)	141,389
112,532	3.15%, 08/15/2028 (n)	82,207

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
14,870	3.23%, 05/15/2029 (n)	10,603
103,866	3.27%, 02/15/2032 (n)	67,551
78,371	3.28%, 11/15/2021 (n)	71,319
17,278	3.32%, 05/15/2024 (n)	14,526
246,297	3.32%, 05/15/2032 (n)	158,888
7,608	3.44%, 08/15/2026 (n)	5,946
16,680	3.46%, 05/15/2035 (n)	9,741
93,350	3.49%, 05/15/2031 (n)	62,261
59,956	3.53%, 11/15/2029 (n)	42,022
94,041	3.55%, 11/15/2026 (n)	72,876
21,613	3.57%, 11/15/2034 (n)	12,831
36,300	3.58%, 02/15/2033 (n)	22,838
38,512	3.59%, 08/15/2029 (n)	27,253
135,684	3.64%, 02/15/2027 (n)	104,302
81,052	3.68%, 02/15/2029 (n)	58,280
84,028	3.70%, 11/15/2027 (n)	62,919
108,105	3.72%, 05/15/2033 (n)	67,456
98,421	3.75%, 11/15/2031 (n)	64,533
70,188	3.78%, 08/15/2031 (n)	46,415
25,155	3.87%, 08/15/2034 (n)	15,061
28,525	3.93%, 05/15/2034 (n)	17,215
25,906	3.96%, 02/15/2035 (n)	15,250
149,196	4.11%, 05/15/2020 (n)	141,929
89,733	4.14%, 08/15/2030 (n)	61,354
57,436	4.20%, 11/15/2030 (n)	38,948
72,252	4.26%, 02/15/2031 (n)	48,588
127,498	4.30%, 08/15/2019 (n)	123,602
46,760	4.33%, 11/15/2028 (n)	33,877
102,499	4.37%, 05/15/2019 (n)	99,944
33,200	4.38%, 11/15/2024 (n)	27,454
75,636	4.72%, 05/15/2030 (n)	52,219
6,700	4.73%, 02/15/2026 (n)	5,320
24,999	4.80%, 05/15/2026 (n)	19,673
45,886	4.88%, 08/15/2027 (n)	34,654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

31,937	4.97%, 08/15/2018 (n)	31,678
24,963	5.07%, 08/15/2033 (n)	15,452
1,525	5.51%, 08/15/2035 (n)	884
111,213	5.57%, 02/15/2030 (n)	77,319
33,709	5.67%, 11/15/2033 (n)	20,689
6,601	5.79%, 02/15/2025 (n)	5,410
7,309	6.63%, 05/15/2027 (n)	5,568
1,054	6.72%, 05/15/2036 (n)	596
	U.S. Treasury STRIPS Notes,
72,700	1.60%, 11/15/2019 (n)	69,988
149,370	1.68%, 02/15/2020 (n)	142,790
20,375	1.75%, 05/15/2019 (n)	19,858

	Total U.S. Treasury Obligations (Cost $7,906,227)	7,828,738

Loan Assignments — 0.0% (cc)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
16,576	Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.59%, 08/11/2022 (aa) (bb) (Cost $16,183)	16,370

SHARES
Short-Term Investment — 2.8%
	Investment Company — 2.8%
807,529	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $807,640)	807,610

	Total Investments — 100.6% (Cost $28,807,006)	28,685,790
	Liabilities in Excess of Other Assets — (0.6)%	(181,048)

	NET ASSETS — 100.0%	$28,504,742

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 16.3%
2	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.42%, 12/27/2022 (e) (z)	2
	Air Canada Pass-Through Trust, (Canada),
807	Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	819
1,058	Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	1,060
302	Series 2017-1, Class A, 3.55%, 01/15/2030 (e)	296
2,214	Series 2017-1, Class AA, 3.30%, 01/15/2030 (e)	2,148
	Ajax Mortgage Loan Trust,
973	Series 2016-2, Class A, SUB, 4.13%, 10/25/2056 (e) (bb)	969
7,350	Series 2017-A, Class A, SUB, 3.47%, 04/25/2057 (e) (bb)	7,306
	Ally Auto Receivables Trust,
6,000	Series 2015-2, Class D, 3.01%, 03/15/2022 (e)	5,964
5,700	Series 2016-1, Class D, 2.84%, 09/15/2022	5,720
4,038	Series 2017-3, Class C, 2.37%, 10/17/2022	3,990
30,091	Series 2018-1, Class A3, 2.31%, 06/15/2022	29,918
	American Airlines Pass-Through Trust,
208	Series 2014-1, Class A, 3.70%, 10/01/2026	207
1,000	Series 2016-2, Class A, 3.65%, 06/15/2028	988
948	Series 2016-2, Class AA, 3.20%, 06/15/2028	913
398	Series 2016-3, Class AA, 3.00%, 10/15/2028	380
2,457	Series 2017-1, Class AA, 3.65%, 02/15/2029	2,437
	American Credit Acceptance Receivables Trust,
10,000	Series 2016-2, Class C, 6.09%, 05/12/2022 (e)	10,351
6,975	Series 2016-3, Class C, 4.26%, 08/12/2022 (e)	7,047
6,956	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	6,949
12,002	Series 2017-2, Class C, 2.86%, 06/12/2023 (e)	11,928
7,321	Series 2017-2, Class D, 3.69%, 06/12/2023 (e)	7,343
23,121	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/2022	22,816

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,250	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	1,348
	American Homes 4 Rent Trust,
5,000	Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (e) (bb)	5,307
17,745	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	19,947
2,250	Series 2015-SFR2, Class D, 5.04%, 10/17/2045 (e) (bb)	2,392
18,630	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	20,679
	AmeriCredit Automobile Receivables Trust,
123	Series 2015-2, Class A3, 1.27%, 01/08/2020	123
5,317	Series 2016-3, Class B, 1.80%, 10/08/2021 (bb)	5,216
11,300	Series 2017-2, Class D, 3.42%, 04/18/2023	11,346
20,124	Series 2017-4, Class D, 3.08%, 12/18/2023	19,855
	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
131	Series 2003-5, Class A6, SUB, 4.53%, 04/25/2033 (bb)	131
16	Series 2003-13, Class AF6, SUB, 5.12%, 01/25/2034 (bb)	19
	AMSR Trust,
3,007	Series 2016-SFR1, Class E, 4.74%, 11/17/2033 (e) (z) (bb)	3,058
3,007	Series 2016-SFR1, Class F, 5.49%, 11/17/2033 (e) (z) (bb)	3,068
	Anchor Assets IX LLC,
15,300	Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	15,300
10,250	Series 2016-1, Class B, 6.25%, 02/15/2020 (e) (bb)	10,250
7,130	APF, Series 2016-1A, Class C, 8.00%, 02/16/2021 (z) (bb)	7,102
4,440	Arcadia Receivables Credit Trust, Series 2017-1, Class A, 3.25%, 06/15/2023 (e)	4,439
	B2R Mortgage Trust,
2,892	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	2,859
4,247	Series 2016-1, Class A, 2.57%, 06/15/2049 (e)	4,143
2	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.35%, 07/25/2028 (bb)	2
2,647	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.20%, 12/20/2021 (e)	2,635

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Bear Stearns Asset-Backed Securities Trust,
286	Series 2003-SD2, Class 2A, 3.62%, 06/25/2043 (z) (bb)	271
230	Series 2006-SD1, Class A, 1.99%, 04/25/2036 (z) (bb)	226
15,734	BMW Vehicle Lease Trust, Series 2017-2, Class A3, 2.07%, 10/20/2020	15,590
16,365	BMW Vehicle Owner Trust, Series 2018-A, Class A3, 2.35%, 04/25/2022	16,270
62	Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2000-2, 7.91%, 01/15/2020	63
15,009	Business Jet Securities LLC, Series 2018-1, Class A, 4.34%, 02/15/2033 (e)	15,009
359	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	353
1,343	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.56%, 07/15/2020	1,339
	CAM Mortgage Trust,
1,968	Series 2016-2, Class A1, SUB, 3.25%, 06/15/2057 (e) (bb)	1,978
3,527	Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	3,512
	Camillo Issuer LLC,
9,810	Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	9,789
21,854	Series 2017-SFR1, Class A, 5.50%, 06/05/2027 (e) (bb)	21,854
	CarFinance Capital Auto Trust,
2,500	Series 2014-1A, Class C, 3.45%, 04/15/2020 (e)	2,510
3,193	Series 2014-2A, Class B, 2.64%, 11/16/2020 (e)	3,187
2,750	Series 2014-2A, Class C, 3.24%, 11/16/2020 (e)	2,737
4,000	Series 2014-2A, Class D, 4.28%, 11/16/2020 (e)	3,989
3,900	Series 2015-1A, Class C, 3.58%, 06/15/2021 (e)	3,917
5,400	Series 2015-1A, Class D, 4.66%, 06/15/2021 (e)	5,383
1,070	Series 2015-1A, Class E, 5.49%, 01/18/2022 (e) (bb)	1,072
	CarMax Auto Owner Trust,
3,011	Series 2017-1, Class C, 2.84%, 10/17/2022	2,992
4,929	Series 2017-1, Class D, 3.43%, 07/17/2023	4,920

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,732	Series 2018-1, Class D, 3.37%, 07/15/2024	2,703
	Carnow Auto Receivables Trust,
7,240	Series 2016-1A, Class C, 5.11%, 02/15/2021 (e) (bb)	7,303
7,800	Series 2017-1A, Class B, 4.35%, 09/15/2022 (e)	7,718
	Centex Home Equity Loan Trust,
79	Series 2001-B, Class A6, 6.36%, 07/25/2032 (bb)	80
110	Series 2002-C, Class AF4, SUB, 4.98%, 06/25/2031 (bb)	110
118	Series 2003-B, Class AF4, SUB, 3.74%, 02/25/2032 (bb)	119
2,000	CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/2024 (e)	1,974
3,000	Citi Held For Asset Issuance, Series 2016-PM1, Class B, 7.67%, 04/15/2025 (e)	3,038
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,735
128	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	127
	CLUB Credit Trust,
570	Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	571
3,173	Series 2017-NP1, Class B, 3.17%, 04/17/2023 (e)	3,174
7,400	Series 2017-NP1, Class C, 5.13%, 04/17/2023 (e)	7,485
	Colony American Finance Ltd., (Cayman Islands),
2,631	Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	2,582
9,678	Series 2016-2, Class A, 2.55%, 11/15/2048 (e)	9,449
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, 5.07%, 12/25/2047 (d) (e) (z) (bb)	285
6,000	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class B, 3.50%, 01/16/2024 (e)	5,991
	Continental Airlines Pass-Through Trust,
41	Series 2003-ERJ1, 7.88%, 07/02/2018	42
147	Series 2004-ERJ1, 9.56%, 09/01/2019	151
156	Series 2012-1, Class A, 4.15%, 04/11/2024	160
1,265	Continental Credit Card, Series 2017-1A, Class A, 4.29%, 01/15/2024 (e)	1,266

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
9,723	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, 3.38%, 06/25/2040 (e) (z) (bb)	871
	CPS Auto Receivables Trust,
2,099	Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	2,109
12,600	Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	12,633
2,884	Series 2017-B, Class C, 2.92%, 02/15/2022 (e)	2,867
6,975	Series 2017-B, Class D, 3.95%, 03/15/2023 (e)	7,003
2,161	Series 2018-A, Class D, 3.66%, 12/15/2023 (e)	2,150
	CPS Auto Trust,
2,130	Series 2017-A, Class A, 1.68%, 08/17/2020 (e)	2,123
1,470	Series 2017-A, Class C, 3.31%, 12/15/2022 (e)	1,476
840	Series 2017-A, Class D, 4.61%, 12/15/2022 (e)	861
	Credit Acceptance Auto Loan Trust,
6,048	Series 2016-3A, Class C, 3.60%, 04/15/2025 (e) (bb)	6,044
3,973	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	3,954
1,742	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	1,736
1,460	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	1,441
1,621	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	1,585
30,933	Series 2017-3A, Class A, 2.65%, 06/15/2026 (e)	30,483
40,547	Series 2018-1A, Class B, 3.60%, 04/15/2027 (e)	40,361
61	CSFB Mortgage-Backed Pass-Through Certificates, Series 2002-HE4, Class AF, SUB, 5.51%, 08/25/2032 (bb)	62
56	CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, 4.17%, 01/25/2035 (z) (bb)	1
	CWABS, Inc.,
297	Series 2004-1, Class 3A, 2.18%, 04/25/2034 (z) (bb)	293
220	Series 2004-1, Class M1, 2.37%, 03/25/2034 (z) (bb)	221
38	Series 2004-1, Class M2, 2.45%, 03/25/2034 (z) (bb)	38

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

450	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.52%, 10/25/2034 (z)	443
	Delta Air Lines Pass-Through Trust,
1,166	Series 2007-1, Class A, 6.82%, 08/10/2022	1,302
165	Series 2012-1, Class A, 4.75%, 05/07/2020	169
186	Series 2012-1, Class B, 6.88%, 05/07/2019 (e)	193
3,297	Diamond Resorts Owner Trust, Series 2017-1A, Class B, 4.11%, 10/22/2029 (e) (bb)	3,232
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	2,974
5,900	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	6,033
5,829	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	5,933
7,086	Series 2017-1, Class C, 2.84%, 04/15/2022	7,086
8,047	Series 2017-1, Class D, 3.84%, 03/15/2023	8,139
17,295	Series 2017-3, Class C, 2.80%, 07/15/2022	17,249
22,000	Series 2017-3, Class D, 3.53%, 12/15/2023 (e)	21,836
1,428	Series 2017-AA, Class B, 2.51%, 01/15/2021 (e)	1,429
2,471	Series 2017-AA, Class C, 2.98%, 01/18/2022 (e)	2,478
3,217	Series 2017-AA, Class D, 4.16%, 05/15/2024 (e)	3,288
2,486	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	2,486
6,831	Series 2017-BA, Class C, 2.61%, 08/16/2021 (e)	6,832
5,970	Series 2017-BA, Class D, 3.72%, 10/17/2022 (e)	6,045
15,290	Series 2017-BA, Class E, 5.30%, 07/15/2024 (e)	15,502
	DT Auto Owner Trust,
5,487	Series 2015-1A, Class D, 4.26%, 02/15/2022 (e)	5,542
5,000	Series 2016-1A, Class D, 4.66%, 12/15/2022 (e) (bb)	5,081
974	Series 2016-2A, Class C, 3.67%, 01/18/2022 (e)	980

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
2,854	Series 2016-3A, Class B, 2.65%, 07/15/2020 (e)	2,855
6,000	Series 2016-3A, Class C, 3.15%, 03/15/2022 (e)	6,018
16,520	Series 2016-3A, Class D, 4.52%, 06/15/2023 (e)	16,795
1,467	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	1,466
2,962	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	2,941
3,551	Series 2017-1A, Class D, 3.55%, 11/15/2022 (e)	3,541
14,000	Series 2017-1A, Class E, 5.79%, 02/15/2024 (e)	14,306
6,048	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	6,042
8,750	Series 2017-2A, Class E, 6.03%, 01/15/2024 (e)	9,029
8,295	Series 2017-3A, Class E, 5.60%, 08/15/2024 (e)	8,434
4,423	Series 2017-4A, Class C, 2.86%, 07/17/2023 (e)	4,415
8,285	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	8,234
26,664	Elara HGV Timeshare Issuer LLC, Series 2017-A, Class A, 2.69%, 03/25/2030 (e)	26,213
257	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, 5.05%, 09/25/2033 (z) (bb)	259
	Exeter Automobile Receivables Trust,
549	Series 2014-2A, Class C, 3.26%, 12/16/2019 (e)	550
2,150	Series 2015-2A, Class D, 5.79%, 05/16/2022 (e)	2,214
6,884	Series 2015-3A, Class C, 4.83%, 08/16/2021 (e)	7,030
445	Series 2016-1A, Class C, 5.52%, 10/15/2021 (e)	458
1,367	Series 2016-3A, Class A, 1.84%, 11/16/2020 (e)	1,364
3,480	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	3,482
9,400	Series 2016-3A, Class D, 6.40%, 07/17/2023 (e)	9,796
4,565	Series 2017-1A, Class B, 3.00%, 12/15/2021 (e) (bb)	4,573
1,885	Series 2017-1A, Class C, 3.95%, 12/15/2022 (e) (bb)	1,903
3,465	Series 2017-2A, Class B, 2.82%, 05/16/2022 (e)	3,455

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

9,065	Series 2017-2A, Class C, 3.93%, 04/17/2023 (e)	9,134
8,000	Series 2017-2A, Class D, 6.39%, 02/15/2024 (e)	8,362
8,221	Series 2017-3A, Class C, 3.68%, 07/17/2023 (e)	8,208
14,215	Series 2018-1A, Class D, 3.53%, 11/15/2023 (e)	14,043
	First Investors Auto Owner Trust,
5,000	Series 2016-2A, Class B, 2.21%, 07/15/2022 (e) (bb)	4,912
5,000	Series 2016-2A, Class C, 2.53%, 07/15/2022 (e) (bb)	4,916
3,500	Series 2016-2A, Class D, 3.35%, 11/15/2022 (e)	3,433
3,454	Series 2017-3A, Class B, 2.72%, 04/17/2023 (e)	3,394
5,458	Series 2017-3A, Class C, 3.00%, 01/16/2024 (e)	5,353
5,096	Series 2017-3A, Class D, 3.44%, 03/15/2024 (e)	4,988
1,300	Series 2017-3A, Class E, 4.92%, 08/15/2024 (e)	1,292
7,193	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	7,158
	Flagship Credit Auto Trust,
4,000	Series 2014-1, Class C, 3.34%, 04/15/2020 (e)	4,015
2,674	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	2,678
4,337	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	4,378
6,695	Series 2015-3, Class D, 7.12%, 11/15/2022 (e)	6,996
6,000	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	6,261
4,183	Series 2017-1, Class B, 2.83%, 03/15/2023 (e)	4,169
2,704	Series 2017-1, Class C, 3.22%, 05/15/2023 (e)	2,695
1,313	Series 2017-1, Class D, 4.23%, 05/15/2023 (e)	1,334
3,500	Series 2017-1, Class E, 6.46%, 12/15/2023 (e)	3,661
3,630	Series 2017-2, Class E, 5.55%, 07/15/2024 (e)	3,720
5,872	Series 2017-4, Class B, 2.66%, 10/17/2022 (e)	5,789
5,720	Series 2017-4, Class C, 2.92%, 11/15/2023 (e)	5,627

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
2,630	Series 2017-4, Class D, 3.58%, 01/15/2024 (e)	2,623
9,680	Series 2017-R, Class B, 8.00%, 05/17/2023 (e) (bb)	9,680
4,348	Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.03%, 12/15/2020	4,311
384	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 09/15/2019	383
492	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, 6.70%, 04/25/2029 (z) (bb)	527
	GLS Auto Receivables Trust,
6,000	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	6,318
4,000	Series 2017-1A, Class D, 5.50%, 06/17/2024 (e)	4,053
4,805	Series 2018-1A, Class A, 2.82%, 07/15/2022 (e)	4,792
12,975	GM Financial Automobile Leasing Trust, Series 2018-1, Class A3, 2.61%, 01/20/2021	12,943
	GMAT Trust,
164	Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	165
5,000	Series 2013-1A, Class M, 5.00%, 11/25/2043 (e) (z) (bb)	4,221
7,160	GO Financial Auto Securitization Trust, Series 2015-1, Class C, 5.76%, 03/15/2021 (e)	7,157
3,145	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e) (bb)	3,152
	Goodgreen Trust,
1,725	Series 2016-1A, Class B, 5.24%, 10/15/2052 (e) (bb)	1,720
2,258	Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	2,224
13,908	Series 2017-2A, Class A, 3.26%, 10/15/2053 (e)	13,604
	Hero Funding, (Cayman Islands),
8,458	Series 2017-3A, Class A1, 3.19%, 09/20/2048 (e)	8,327
6,965	Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	7,040
	HERO Funding II, (Cayman Islands),
1,476	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e)	1,506
9,979	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e) (bb)	9,908
	HERO Funding Trust,
6,355	Series 2015-3A, Class A, 4.28%, 09/20/2041 (e)	6,508

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,855	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	2,828
7,767	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	8,019
8,490	Series 2017-2A, Class A2, 4.07%, 09/20/2048 (e)	8,659
8,538	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	8,495
12,344	Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.29%, 02/25/2024 (e)	12,177
60	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.26%, 07/25/2028 (bb)	60
	Kabbage Asset Securitization LLC,
6,415	Series 2017-1, Class B, 5.79%, 03/15/2022 (e) (bb)	6,606
10,000	Series 2017-1, Class C, 8.00%, 03/15/2022 (e) (bb)	10,558
	KGS-Alpha SBA COOF Trust,
14,020	Series 2012-2, Class A, IO, 0.83%, 08/25/2038 (e) (z) (bb)	331
16,796	Series 2012-4, Class A, IO, 1.04%, 09/25/2037 (e) (z) (bb)	479
11,026	Series 2013-2, Class A, IO, 1.76%, 03/25/2039 (e) (z) (bb)	461
	LendingClub Issuance Trust,
304	Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	305
1,081	Series 2016-NP2, Class A, 3.00%, 01/17/2023 (e)	1,081
4,500	Series 2016-NP2, Class B, 6.00%, 01/17/2023 (e)	4,593
	Lendmark Funding Trust,
7,500	Series 2016-2A, Class A, 3.26%, 04/21/2025 (e)	7,506
5,625	Series 2016-2A, Class B, 4.66%, 04/21/2025 (e) (bb)	5,642
5,819	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	5,791
3,000	Series 2017-2A, Class B, 3.38%, 05/20/2026 (e) (bb)	2,973
4,300	Series 2017-2A, Class C, 4.33%, 05/20/2026 (e) (bb)	4,270
66	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, 2.67%, 02/25/2034 (z) (bb)	66
	LV Tower 52 Issuer,
13,700	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	13,700

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
15,876	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	15,876
5,412	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	5,431
	Marlette Funding Trust,
950	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	950
6,741	Series 2016-1A, Class B, 4.78%, 01/17/2023 (e)	6,839
3,684	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	3,692
21,136	Series 2017-3A, Class A, 2.36%, 12/15/2024 (e)	21,091
13,357	Series 2018-1A, Class A, 2.61%, 03/15/2028 (e)	13,350
4,250	Series 2018-1A, Class C, 3.69%, 03/15/2028 (e)	4,244
7,669	Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A3, 2.41%, 02/16/2021	7,637
	Mid-State Capital Corp. Trust,
139	Series 2005-1, Class A, 5.75%, 01/15/2040	150
3,294	Series 2005-1, Class M1, 6.11%, 01/15/2040 (bb)	3,528
1,637	Series 2006-1, Class A, 5.79%, 10/15/2040 (e)	1,834
1,987	Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	2,228
794	Series 2006-1, Class M2, 6.74%, 10/15/2040 (e) (bb)	900
281	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, 3.87%, 03/25/2033 (z) (bb)	273
1,020	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e) (bb)	1,021
	New Century Home Equity Loan Trust,
535	Series 2003-5, Class AI6, SUB, 5.12%, 11/25/2033 (bb)	541
610	Series 2005-1, Class M1, 2.30%, 03/25/2035 (z) (bb)	609
10,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	9,901
282	New Valley Generation V, 4.93%, 01/15/2021	298
9,483	Nissan Auto Receivables Owner Trust, Series 2017-C, Class A3, 2.12%, 04/18/2022	9,383

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	NRPL Trust,
7,886	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e)	7,882
3,278	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	3,208
1,318	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class CT1, 3.84%, 06/15/2049 (e)	1,312
6,725	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2, 4.45%, 08/16/2049 (e) (bb)	6,535
	OnDeck Asset Securitization Trust II LLC,
1,130	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	1,132
1,823	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	1,849
	OneMain Direct Auto Receivables Trust,
943	Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	943
10,000	Series 2016-1A, Class C, 4.58%, 09/15/2021 (e)	10,037
7,062	Series 2017-2A, Class D, 3.42%, 10/15/2024 (e)	6,976
	OneMain Financial Issuance Trust,
3,944	Series 2014-2A, Class C, 4.33%, 09/18/2024 (e) (bb)	3,965
5,267	Series 2014-2A, Class D, 5.31%, 09/18/2024 (e) (bb)	5,295
6,178	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	6,201
7,435	Series 2015-1A, Class C, 5.12%, 03/18/2026 (e)	7,492
6,120	Series 2015-2A, Class C, 4.32%, 07/18/2025 (e) (bb)	6,116
4,970	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	5,024
4,000	Series 2016-1A, Class B, 4.57%, 02/20/2029 (e)	4,087
7,400	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	7,612
1,622	Oportun Funding II LLC, Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	1,635
	Oportun Funding III LLC,
4,000	Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	4,037
2,394	Series 2016-B, Class B, 5.16%, 07/08/2021 (e)	2,428
2,171	Oportun Funding IV LLC, Series 2016-C, Class B, 4.85%, 11/08/2021 (e) (bb)	2,183

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
3,915	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	3,865
10,408	Oportun Funding VIII LLC, Series 2018-A, Class A, 3.61%, 03/08/2024 (e)	10,405
4,452	Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.91%, 11/15/2022 (e)	4,445
	Progress Residential Trust,
10,679	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	10,626
5,000	Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e)	4,994
3,602	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	3,625
3,154	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	3,226
5,580	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	5,789
1,529	Series 2017-SFR2, Class D, 3.60%, 12/17/2034 (e) (bb)	1,509
7,851	Series 2017-SFR2, Class E, 4.14%, 12/17/2034 (e) (bb)	7,781
4,133	Series 2017-SFR2, Class F, 4.84%, 12/17/2034 (e) (bb)	4,161
3,655	Series 2018-SFR1, Class F, 4.78%, 03/17/2035 (e)	3,654
	Prosper Marketplace Issuance Trust,
2,583	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	2,584
3,965	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	3,960
16,866	Series 2017-3A, Class B, 3.36%, 11/15/2023 (e)	16,793
6,610	Purchasing Power Funding LLC, Series 2018-A, Class D, 4.66%, 08/15/2022 (e)	6,609
10,300	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	10,300
5,122	RCO Trust, Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 (e) (z)	5,077
	Renew, (Cayman Islands),
3,035	Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	2,978
4,316	Series 2017-1A, Class B, 5.75%, 09/20/2052 (e) (bb)	4,395
33,146	Series 2017-2A, Class A, 3.22%, 09/22/2053 (e)	32,462
11,937	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	11,937

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Santander Drive Auto Receivables Trust,
9,699	Series 2017-1, Class B, 2.10%, 06/15/2021	9,662
7,916	Series 2017-1, Class C, 2.58%, 05/16/2022	7,866
10,148	Series 2017-1, Class D, 3.17%, 04/17/2023	10,162
13,804	Series 2018-1, Class D, 3.32%, 03/15/2024	13,699
220	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	196
802	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	802
1,852	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	1,855
2,679	SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	2,668
1,246	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, 1.70%, 06/25/2037 (z) (bb)	904
827	Spirit Airlines Pass-Through Trust, Series 2017-1AA, 3.38%, 02/15/2030	809
11,253	Spirit Master Funding LLC, Series 2017-1A, Class A, 4.36%, 12/20/2047 (e)	11,321
	Springleaf Funding Trust,
5,808	Series 2015-AA, Class C, 5.04%, 11/15/2024 (e) (bb)	5,815
5,800	Series 2015-AA, Class D, 6.31%, 11/15/2024 (e) (bb)	5,847
14,000	Series 2016-AA, Class C, 4.72%, 11/15/2029 (e)	14,090
9,290	Spruce ABS Trust, Series 2016-E1, Class B, 6.90%, 06/15/2028 (e) (bb)	9,379
2	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, 1.71%, 06/25/2037 (z) (bb)	2
11,550	TCF Auto Receivables Owner Trust, Series 2016-1A, Class A3, 1.71%, 04/15/2021 (e)	11,495
3,796	Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/2019 (e)	3,792
4,567	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.57%, 05/15/2021 (e)	4,569
	Tricolor Auto Securitization Trust,
3,830	Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	3,822

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
10,190	Series 2017-1, Class B, 9.60%, 08/15/2022 (e) (bb)	10,093
3,083	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.49%, 11/17/2033 (e) (bb)	3,059
	UAL Pass-Through Trust,
1,003	Series 2007-1, 6.64%, 07/02/2022	1,065
340	Series 2007-1, 7.34%, 07/02/2019	354
3,106	Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1, 2.70%, 05/12/2027	2,981
	United Airlines Pass-Through Trust,
579	Series 2013-1, Class A, 4.30%, 08/15/2025	597
339	Series 2016-1, Class A, 3.45%, 07/07/2028	335
327	Series 2016-1, Class AA, 3.10%, 07/07/2028	316
1,800	Series 2016-2, Class AA, 2.88%, 10/07/2028	1,698
1,290	Series 2018-1, Class A, 3.70%, 03/01/2030	1,278
17,995	Series 2018-1, Class AA, 3.50%, 03/01/2030	17,794
	United Auto Credit Securitization Trust,
4,142	Series 2016-1, Class D, 4.68%, 07/15/2020 (e)	4,157
3,750	Series 2016-1, Class E, 7.10%, 05/16/2022 (e)	3,794
3,000	Series 2016-2, Class E, 5.50%, 01/10/2023 (e)	3,052
	Upstart Securitization Trust,
2,996	Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	2,990
9,676	Series 2017-2, Class A, 2.51%, 03/20/2025 (e)	9,663
6,034	USASF Receivables LLC, Series 2017-1, Class B, 7.63%, 09/15/2030 (e) (bb)	6,034
29,985	US Residential Opportunity Fund II Trust, Series 2017-1II, Class A, SUB, 3.35%, 11/27/2037 (e) (bb)	29,762
32,321	US Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, SUB, 3.35%, 11/27/2037 (e) (bb)	32,213
	Verizon Owner Trust,
7,543	Series 2016-2A, Class A, 1.68%, 05/20/2021 (e)	7,456
12,976	Series 2017-2A, Class A, 1.92%, 12/20/2021 (e)	12,810
	Veros Automobile Receivables Trust,
4,491	Series 2017-1, Class A, 2.84%, 04/17/2023 (e)	4,478

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

9,920	Series 2017-1, Class B, 3.98%, 04/17/2023 (e)	9,785
9,300	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	9,300
	VOLT LIV LLC,
1,942	Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	1,946
6,000	Series 2017-NPL1, Class A2, SUB, 5.88%, 02/25/2047 (e) (bb)	6,007
2,633	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	2,624
3,979	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	3,973
6,720	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	6,753
4,641	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.37%, 04/25/2047 (e) (bb)	4,638
6,263	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.37%, 05/28/2047 (e) (bb)	6,256
28,122	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 06/25/2047 (e) (bb)	27,979
4,489	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	4,473
23,627	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.37%, 10/25/2047 (e)	23,591
2,646	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	2,650
3,231	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	3,231
	Westgate Resorts LLC,
757	Series 2014-1A, Class C, 5.50%, 12/20/2026 (e)	764
1,828	Series 2015-1A, Class B, 3.50%, 05/20/2027 (e) (bb)	1,821
	Westlake Automobile Receivables Trust,
3,260	Series 2016-1A, Class E, 6.52%, 06/15/2022 (e) (bb)	3,339
3,937	Series 2016-2A, Class C, 2.83%, 05/17/2021 (e)	3,943
2,402	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	2,414
4,750	Series 2017-1A, Class E, 5.05%, 08/15/2024 (e)	4,796
3,150	Series 2018-1A, Class D, 3.41%, 05/15/2023 (e)	3,145

	Total Asset-Backed Securities (Cost $1,952,767)	1,947,071

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 4.4%
970	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	969
	Acre,
17,350	12/15/2020 (bb)	17,350
12,400	Series 2017-B12/15/2020 (bb)	12,400
65	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 1.85%, 09/25/2035 (z)	65
	Alternative Loan Trust,
47	Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	49
733	Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	754
361	Series 2005-23CB, Class A2, 5.50%, 07/25/2035	340
1,759	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,676
632	Series 2005-86CB, Class A11, 5.50%, 02/25/2036	561
38	Series 2005-J6, Class 2A1, 5.50%, 07/25/2025	38
183	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	154
44	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	46
	Angel Oak Mortgage Trust LLC,
761	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	757
800	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	797
1,004	Series 2017-1, Class A3, 3.64%, 01/25/2047 (e) (z)	999
10,499	Aqua Finance Trust, Series 2017-A, Class A, 3.72%, 11/15/2035 (e)	10,343
52	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 07/25/2019	53
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.50%, 08/25/2035	1,511
83	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	69
310	Series 2005-E, Class 4A1, 3.69%, 03/20/2035 (z)	314
	Banc of America Mortgage Trust,
57	Series 2004-2, Class 2A4, 5.50%, 03/25/2034	56
189	Series 2004-F, Class 1A1, 3.77%, 07/25/2034 (z)	193

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

13	Series 2005-11, Class 15PO, PO, 12/25/2020 (bb)	11
47	BCAP LLC Trust, Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	48
68	Bear Stearns ARM Trust, Series 2003-7, Class 3A, 3.29%, 10/25/2033 (z)	67
2	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.23%, 03/25/2031 (z)	2
1,336	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, 3.61%, 07/25/2037 (z)	1,357
	CHL Mortgage Pass-Through Trust,
191	Series 2004-3, Class A25, 5.75%, 04/25/2034	189
271	Series 2004-5, Class 2A9, 5.25%, 05/25/2034	273
36	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	37
21	Series 2004-J1, Class 2A1, 4.75%, 01/25/2019	21
201	Series 2004-J7, Class 2A2, 4.50%, 08/25/2019	203
428	Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	383
29	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/2021	30
926	Citigroup Mortgage Loan Trust, Series 2009-3, Class 5A2, 6.00%, 02/25/2037 (e) (z)	960
	Citigroup Mortgage Loan Trust, Inc.,
1	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	1
110	Series 2004-HYB4, Class AA, 1.95%, 12/25/2034 (z)	102
129	Series 2004-UST1, Class A3, 3.36%, 08/25/2034 (z)	131
	Credit Suisse First Boston Mortgage Securities Corp.,
200	Series 2005-1, Class 1A16, 5.50%, 02/25/2035	202
34	Series 2005-7, Class 5A1, 4.75%, 08/25/2020	34
	CSFB Mortgage-Backed Pass-Through,
26	Series 2003-29, Class 8A1, 6.00%, 11/25/2018	26
87	Series 2004-4, Class 5A4, IF, IO, 5.93%, 08/25/2034 (z) (bb)	—	(h)
254	Series 2005-10, Class 10A4, 6.00%, 11/25/2035	149

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
405		Series 2005-10, Class 6A13, 5.50%, 11/25/2035	344
		CVS Pass-Through Trust,
401		5.77%, 01/10/2033 (e)	433
317		8.35%, 07/10/2031 (e)	396
43		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/2035 (bb)	37
231		DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.75%, 01/25/2024	232
9,000		DT Asset Trust, 5.84%, 12/16/2022 (bb)	8,997
		FHLMC - GNMA,
49		Series 23, Class KZ, 6.50%, 11/25/2023	52
332		Series 24, Class J, 6.25%, 11/25/2023	352
54		Series 31, Class Z, 8.00%, 04/25/2024	59
		FHLMC REMIC,
1		Series 38, Class D, 9.50%, 05/15/2020	1
—	(h)	Series 81, Class A, 8.13%, 11/15/2020	—	(h)
1		Series 84, Class F, 9.20%, 10/15/2020	1
1		Series 109, Class I Shares, 9.10%, 01/15/2021	1
—	(h)	Series 198, Class Z, 8.50%, 09/15/2022	—	(h)
30		Series 1316, Class Z, 8.00%, 06/15/2022	32
9		Series 1343, Class LB, 7.50%, 08/15/2022	10
—	(h)	Series 1351, Class TF, HB, IO, 1,010.00%, 08/15/2022	3
19		Series 1456, Class Z, 7.50%, 01/15/2023	21
146		Series 1543, Class VN, 7.00%, 07/15/2023	157
128		Series 1577, Class PV, 6.50%, 09/15/2023	136
243		Series 1608, Class L Shares, 6.50%, 09/15/2023	273
242		Series 1611, Class Z, 6.50%, 11/15/2023	260
198		Series 1628, Class LZ, 6.50%, 12/15/2023	209
97		Series 1630, Class PK, 6.00%, 11/15/2023	102
240		Series 1671, Class I Shares, 7.00%, 02/15/2024	251
16		Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	20
20		Series 1695, Class G, HB, IF, 28.05%, 03/15/2024 (z)	27
12		Series 1710, Class GB, HB, IF, 42.26%, 04/15/2024 (z)	19

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

52	Series 1911, Class SD, IF, IO, 10.17%, 07/15/2023 (z)	9
27	Series 2022, Class PE, 6.50%, 01/15/2028	30
194	Series 2033, Class K, 6.05%, 08/15/2023	205
158	Series 2036, Class PG, 6.50%, 01/15/2028	172
30	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	3
489	Series 2091, Class PG, 6.00%, 11/15/2028	528
111	Series 2116, Class ZA, 6.00%, 01/15/2029	120
31	Series 2148, Class ZA, 6.00%, 04/15/2029	34
99	Series 2201, Class C, 8.00%, 11/15/2029	111
4	Series 2261, Class ZY, 7.50%, 10/15/2030	4
187	Series 2293, Class ZA, 6.00%, 03/15/2031	211
26	Series 2310, Class Z, 6.00%, 04/15/2031	29
11	Series 2313, Class LA, 6.50%, 05/15/2031	13
93	Series 2325, Class JO, PO, 06/15/2031	83
258	Series 2330, Class PE, 6.50%, 06/15/2031	284
300	Series 2410, Class QB, 6.25%, 02/15/2032	338
903	Series 2427, Class GE, 6.00%, 03/15/2032	1,012
711	Series 2430, Class WF, 6.50%, 03/15/2032	796
128	Series 2466, Class DH, 6.50%, 06/15/2032	144
492	Series 2530, Class SK, IF, IO, 6.51%, 06/15/2029 (z)	80
51	Series 2534, Class SI, IF, 16.93%, 02/15/2032 (z)	72
360	Series 2543, Class YX, 6.00%, 12/15/2032	393
247	Series 2557, Class HL, 5.30%, 01/15/2033	264
445	Series 2586, IO, 6.50%, 03/15/2033	49
122	Series 2594, Class IV, IO, 7.00%, 03/15/2032	15
301	Series 2610, Class UI, IO, 6.50%, 05/15/2033	69
22	Series 2636, Class Z, 4.50%, 06/15/2018	22
27	Series 2643, Class SA, HB, IF, 35.18%, 03/15/2032 (z)	48

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
3		Series 2650, Class SO, PO, 12/15/2032	3
170		Series 2656, Class AC, 6.00%, 08/15/2033	185
21		Series 2656, Class PE, 4.50%, 07/15/2018	21
393		Series 2699, Class W, 5.50%, 11/15/2033	426
536		Series 2733, Class SB, IF, 6.58%, 10/15/2033 (z)	558
170		Series 2756, Class NA, 5.00%, 02/15/2024	177
52		Series 2764, Class S, IF, 9.78%, 07/15/2033 (z)	58
323		Series 2845, Class QH, 5.00%, 08/15/2034	345
261		Series 2864, Class NS, IF, IO, 5.51%, 09/15/2034 (z)	12
1,406		Series 2912, Class EH, 5.50%, 01/15/2035	1,522
38		Series 2980, Class QB, 6.50%, 05/15/2035	42
311		Series 2989, Class TG, 5.00%, 06/15/2025	328
56		Series 2990, Class SL, IF, 18.67%, 06/15/2034 (z)	66
351		Series 2994, Class SC, IF, IO, 4.01%, 02/15/2033 (z)	3
158		Series 2995, Class FT, 1.84%, 05/15/2029 (z)	157
545		Series 3005, Class ED, 5.00%, 07/15/2025	573
16		Series 3005, Class PV, IF, 10.23%, 10/15/2033 (z)	18
403		Series 3031, Class BN, IF, 15.57%, 08/15/2035 (z)	522
28		Series 3059, Class B, 5.00%, 02/15/2035	28
—	(h)	Series 3068, Class AO, PO, 01/15/2035	—	(h)
183		Series 3117, Class EO, PO, 02/15/2036	156
56		Series 3134, PO, 03/15/2036	49
64		Series 3138, PO, 04/15/2036	56
338		Series 3152, Class MO, PO, 03/15/2036	288
463		Series 3184, Class YO, PO, 03/15/2036	409
1,581		Series 3187, Class Z, 5.00%, 07/15/2036	1,707
356		Series 3201, Class IN, IF, IO, 4.66%, 08/15/2036 (z)	34
1,367		Series 3202, Class HI, IF, IO, 5.06%, 08/15/2036 (z)	205
204		Series 3274, Class B, 6.00%, 02/15/2037	223
121		Series 3292, Class DO, PO, 03/15/2037	109

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

458	Series 3305, Class IW, IF, IO, 4.86%, 04/15/2037 (z)	50
33	Series 3306, Class TB, IF, 4.34%, 04/15/2037 (z)	35
29	Series 3306, Class TC, IF, 3.80%, 04/15/2037 (z)	30
74	Series 3331, PO, 06/15/2037	66
137	Series 3383, Class OP, PO, 11/15/2037	121
1,344	Series 3409, Class DB, 6.00%, 01/15/2038	1,439
109	Series 3531, Class SM, IF, IO, 4.51%, 05/15/2039 (z)	7
35	Series 3542, Class TN, IF, 6.00%, 07/15/2036 (z)	39
152	Series 3546, Class A, 3.10%, 02/15/2039 (z)	155
250	Series 3572, Class JS, IF, IO, 5.21%, 09/15/2039 (z)	27
4,859	Series 3592, Class BZ, 5.00%, 10/15/2039	5,243
1,013	Series 3605, Class NC, 5.50%, 06/15/2037	1,110
920	Series 3609, Class SA, IF, IO, 4.75%, 12/15/2039 (z)	119
375	Series 3610, Class CA, 4.50%, 12/15/2039	396
96	Series 3611, PO, 07/15/2034	81
957	Series 3648, Class CY, 4.50%, 03/15/2030	1,012
214	Series 3653, Class HJ, 5.00%, 04/15/2040	228
3,558	Series 3677, Class PB, 4.50%, 05/15/2040	3,728
381	Series 3737, Class DG, 5.00%, 10/15/2030	404
131	Series 3747, Class HI, IO, 4.50%, 07/15/2037	2
327	Series 3827, Class BD, 4.00%, 08/15/2039	332
491	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	543
330	Series 3855, Class AM, 6.50%, 11/15/2036	361
219	Series 3890, Class ET, 5.50%, 11/15/2023	230
2,466	Series 4030, Class IL, IO, 3.50%, 04/15/2027	248
4,000	Series 4060, Class TB, 2.50%, 06/15/2027	3,707
6,767	Series 4146, Class KI, IO, 3.00%, 12/15/2032	923

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
4,170		Series 4374, Class NC, SUB, 3.75%, 02/15/2046	4,248
		FHLMC STRIPS,
193		Series 186, PO, 08/01/2027	175
5,944		Series 262, Class 35, 3.50%, 07/15/2042	5,965
2,088		Series 279, Class 35, 3.50%, 09/15/2042	2,118
7,269		Series 323, Class 300, 3.00%, 01/15/2044	7,096
5,713		Series 334, Class 300, 3.00%, 08/15/2044	5,481
490		FHLMC Structured Pass-Through Securities Certificates, Series T-76, Class 2A, 4.10%, 10/25/2037 (z)	492
382		First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, 3.34%, 09/25/2034 (z)	378
		First Horizon Mortgage Pass-Through Trust,
297		Series 2004-AR6, Class 2A1, 3.71%, 12/25/2034 (z)	299
115		Series 2004-AR7, Class 2A2, 3.74%, 02/25/2035 (z)	116
		FNMA Grantor Trust,
19,432		Series 2001-T12, IO, 0.52%, 08/25/2041 (z)	372
705		Series 2002-T16, Class A2, 7.00%, 07/25/2042	801
596		Series 2002-T19, Class A1, 6.50%, 07/25/2042	674
39,112		Series 2002-T4, IO, 0.40%, 12/25/2041 (z)	266
439		Series 2002-T4, Class A2, 7.00%, 12/25/2041	492
760		Series 2002-T4, Class A4, 9.50%, 12/25/2041	869
369		Series 2004-T1, Class 1A1, 6.00%, 01/25/2044	405
265		Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	301
301		Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	343
5,589		Series 2004-T3, Class 1IO4, IO, 0.58%, 02/25/2044 (z)	60
		FNMA REMIC,
—	(h)	Series 1988-13, Class C, 9.30%, 05/25/2018	—	(h)
5		Series 1989-72, Class E, 9.35%, 10/25/2019	6
—	(h)	Series 1989-98, Class H, 11.50%, 12/25/2019	1

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1	Series 1990-1, Class D, 8.80%, 01/25/2020	1
1	Series 1990-110, Class H, 8.75%, 09/25/2020	1
1	Series 1990-117, Class E, 8.95%, 10/25/2020	1
14	Series 1991-141, Class PZ, 8.00%, 10/25/2021	15
7	Series 1992-31, Class M, 7.75%, 03/25/2022	7
7	Series 1992-79, Class Z, 9.00%, 06/25/2022	8
8	Series 1992-101, Class J, 7.50%, 06/25/2022	8
83	Series 1992-200, Class SK, HB, IF, 23.84%, 11/25/2022 (z)	105
7	Series 1993-23, Class PZ, 7.50%, 03/25/2023	7
50	Series 1993-56, Class PZ, 7.00%, 05/25/2023	54
29	Series 1993-60, Class Z, 7.00%, 05/25/2023	31
48	Series 1993-79, Class PL, 7.00%, 06/25/2023	51
96	Series 1993-141, Class Z, 7.00%, 08/25/2023	103
42	Series 1993-149, Class M, 7.00%, 08/25/2023	45
95	Series 1993-160, Class ZA, 6.50%, 09/25/2023	100
17	Series 1993-165, Class SA, IF, 15.68%, 09/25/2023 (z)	20
2	Series 1993-205, Class H, PO, 09/25/2023	2
15	Series 1993-247, Class SM, HB, IF, 27.50%, 12/25/2023 (z)	18
18	Series 1993-255, Class E, 7.10%, 12/25/2023	19
155	Series 1994-29, Class Z, 6.50%, 02/25/2024	166
25	Series 1994-65, Class PK, PO, 04/25/2024	23
88	Series 1995-4, Class Z, 7.50%, 10/25/2022	93
336	Series 1995-19, Class Z, 6.50%, 11/25/2023	374
32	Series 1997-11, Class E, 7.00%, 03/18/2027	35
133	Series 1997-20, Class D, 7.00%, 03/17/2027	145
15	Series 1997-27, Class J, 7.50%, 04/18/2027	17

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
235	Series 1997-37, Class SM, IF, IO, 6.38%, 12/25/2022 (z)	14
204	Series 1997-42, Class EG, 8.00%, 07/18/2027	229
154	Series 1997-63, Class ZA, 6.50%, 09/18/2027	171
151	Series 1998-66, Class FB, 1.97%, 12/25/2028 (z)	152
315	Series 1999-47, Class JZ, 8.00%, 09/18/2029	360
145	Series 2000-8, Class Z, 7.50%, 02/20/2030	166
74	Series 2001-4, Class PC, 7.00%, 03/25/2021	76
147	Series 2001-14, Class Z, 6.00%, 05/25/2031	158
195	Series 2001-16, Class Z, 6.00%, 05/25/2031	218
174	Series 2001-36, Class ST, IF, IO, 6.88%, 11/25/2030 (z)	34
453	Series 2001-72, Class SB, IF, IO, 5.88%, 12/25/2031 (z)	74
859	Series 2001-81, Class HE, 6.50%, 01/25/2032	956
74	Series 2002-19, Class SC, IF, 11.39%, 03/17/2032 (z)	87
944	Series 2002-56, Class PE, 6.00%, 09/25/2032	1,035
695	Series 2002-86, Class PG, 6.00%, 12/25/2032	768
333	Series 2003-17, Class EQ, 5.50%, 03/25/2023	348
470	Series 2003-22, Class Z, 6.00%, 04/25/2033	501
2,174	Series 2003-25, Class KP, 5.00%, 04/25/2033	2,318
566	Series 2003-47, Class PE, 5.75%, 06/25/2033	624
6	Series 2003-64, Class KS, IF, 7.62%, 07/25/2018 (z)	6
41	Series 2003-64, Class SX, IF, 9.81%, 07/25/2033 (z)	46
10	Series 2003-91, Class SD, IF, 9.80%, 09/25/2033 (z)	11
191	Series 2004-72, Class F, 2.12%, 09/25/2034 (z)	191
3,000	Series 2005-19, Class PB, 5.50%, 03/25/2035	3,369
18	Series 2005-42, Class PS, IF, 12.95%, 05/25/2035 (z)	20

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

16	Series 2005-51, Class MO, PO, 06/25/2035	15
1,099	Series 2005-53, Class CS, IF, IO, 5.08%, 06/25/2035 (z)	120
122	Series 2005-65, Class KO, PO, 08/25/2035	103
532	Series 2005-72, Class WS, IF, IO, 5.13%, 08/25/2035 (z)	57
222	Series 2005-84, Class XM, 5.75%, 10/25/2035	241
90	Series 2005-90, Class ES, IF, 12.82%, 10/25/2035 (z)	104
149	Series 2005-97, Class B, 5.50%, 11/25/2035	149
93	Series 2005-106, Class US, IF, 18.62%, 11/25/2035 (z)	129
386	Series 2006-9, Class KZ, 6.00%, 03/25/2036	430
385	Series 2006-20, Class IB, IF, IO, 4.97%, 04/25/2036 (z)	51
215	Series 2006-22, Class AO, PO, 04/25/2036	190
1,318	Series 2006-27, Class OB, PO, 04/25/2036	1,083
108	Series 2006-27, Class OH, PO, 04/25/2036	96
2	Series 2006-59, Class QO, PO, 01/25/2033	2
462	Series 2006-77, Class PC, 6.50%, 08/25/2036	510
207	Series 2006-110, PO, 11/25/2036	176
181	Series 2006-128, PO, 01/25/2037	155
145	Series 2007-10, Class Z, 6.00%, 02/25/2037	161
107	Series 2007-22, Class SC, IF, IO, 4.46%, 03/25/2037 (z)	8
6,287	Series 2007-54, Class IB, IF, IO, 4.79%, 06/25/2037 (z)	959
61	Series 2007-68, Class IA, IO, 6.50%, 06/25/2037	8
184	Series 2007-71, Class GZ, 6.00%, 07/25/2047	198
3,269	Series 2007-109, Class YI, IF, IO, 4.83%, 12/25/2037 (z)	306
1,060	Series 2008-62, Class SM, IF, IO, 4.58%, 07/25/2038 (z)	138
1,263	Series 2008-91, Class SI, IF, IO, 4.38%, 03/25/2038 (z)	124
142	Series 2008-93, Class AM, 5.50%, 06/25/2037	146
49	Series 2009-17, Class AI, IO, 5.00%, 03/25/2024	1
147	Series 2009-23, Class MI, IO, 4.50%, 04/25/2024	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
619	Series 2009-29, Class LA, 1.24%, 05/25/2039 (z)	557
455	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	99
1,155	Series 2009-89, Class A1, 5.41%, 05/25/2035	1,184
744	Series 2009-112, Class ST, IF, IO, 4.63%, 01/25/2040 (z)	98
489	Series 2009-112, Class SW, IF, IO, 4.63%, 01/25/2040 (z)	62
1,381	Series 2010-10, Class NT, 5.00%, 02/25/2040	1,475
910	Series 2010-35, Class SB, IF, IO, 4.80%, 04/25/2040 (z)	117
68	Series 2010-43, Class CI, IO, 4.50%, 02/25/2025	1
359	Series 2010-49, Class SC, IF, 9.42%, 03/25/2040 (z)	399
1,233	Series 2010-70, Class SA, IF, IO, 6.00%, 04/25/2038 (z)	266
2,997	Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,089
342	Series 2011-19, Class ZY, 6.50%, 07/25/2036	383
426	Series 2011-22, Class MA, 6.50%, 04/25/2038	451
11,439	Series 2011-126, Class KB, 4.00%, 12/25/2041	11,861
3,454	Series 2012-46, Class KI, IO, 3.50%, 05/25/2027	379
7,670	Series 2012-148, Class IE, IO, 3.00%, 01/25/2033	974
11,591	Series 2013-13, Class IK, IO, 2.50%, 03/25/2028	928
22,143	Series 2016-33, Class JA, 3.00%, 07/25/2045	21,941
16,605	Series 2016-38, Class NA, 3.00%, 01/25/2046	16,471
6	Series G-29, Class O, 8.50%, 09/25/2021	7
2	Series G92-30, Class Z, 7.00%, 06/25/2022	2
8	Series G92-62, Class B, PO, 10/25/2022	7
	FNMA REMIC Trust,
313	Series 2001-W3, Class A, 7.00%, 09/25/2041 (z)	332
7,609	Series 2002-W7, Class IO1, IO, 0.90%, 06/25/2029 (z)	208
3,337	Series 2002-W10, IO, 0.91%, 08/25/2042 (z)	79

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

129	Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	147
51	Series 2004-W6, Class 3A4, 6.50%, 07/25/2034	51
17,146	Series 2004-W11, Class 1IO1, IO, 0.36%, 05/25/2044 (z)	224
	FNMA STRIPS,
782	Series 203, Class 2, IO, 8.00%, 02/25/2023	106
134	Series 266, Class 2, IO, 7.50%, 08/25/2024	19
892	Series 313, Class 1, PO, 06/25/2031	722
31	Series 348, Class 30, IO, 5.50%, 12/25/2018	1
27	Series 348, Class 31, IO, 5.50%, 12/25/2018 (z)	–	(h)
61	Series 356, Class 42, IO, 5.50%, 12/25/2019	2
238	Series 380, Class S36, IF, IO, 6.28%, 07/25/2037 (z)	44
142	Series 383, Class 68, IO, 6.50%, 09/25/2037	30
206	Series 383, Class 69, IO, 6.50%, 10/25/2037 (z)	43
81	Series 383, Class 86, IO, 7.00%, 09/25/2037 (z)	20
	FNMA Trust,
16	Series 2003-W3, Class 2A5, 5.36%, 06/25/2042	17
205	Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	220
296	Series 2004-W2, Class 1A, 6.00%, 02/25/2044	321
85	Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	96
213	Series 2004-W8, Class 3A, 7.50%, 06/25/2044	243
504	Series 2004-W9, Class 1A3, 6.05%, 02/25/2044	549
344	Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	376
	GMACM Mortgage Loan Trust,
45	Series 2003-J10, Class A1, 4.75%, 01/25/2019	45
142	Series 2005-AR3, Class 3A4, 3.80%, 06/19/2035 (z)	140
	GNMA,
56	Series 1997-7, Class ZA, 9.00%, 05/16/2027	56

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
119	Series 2000-9, Class Z, 8.00%, 06/20/2030	137
1,001	Series 2002-4, Class TD, 7.00%, 01/20/2032	1,124
561	Series 2002-13, Class QA, IF, IO, 6.46%, 02/16/2032 (z)	7
16	Series 2002-47, Class HM, 6.00%, 07/16/2032	18
808	Series 2002-84, Class PH, 6.00%, 11/16/2032	893
835	Series 2003-18, Class PG, 5.50%, 03/20/2033	920
100	Series 2003-52, Class SB, IF, 8.77%, 06/16/2033 (z)	110
1,510	Series 2003-101, Class SK, IF, IO, 4.97%, 10/17/2033 (z)	214
239	Series 2004-2, Class SA, IF, 14.76%, 01/16/2034 (z)	334
3,263	Series 2004-19, Class KE, 5.00%, 03/16/2034	3,482
14	Series 2004-73, Class AE, IF, 11.58%, 08/17/2034 (z)	15
768	Series 2004-86, Class SP, IF, IO, 4.51%, 09/20/2034 (z)	79
596	Series 2004-90, Class SI, IF, IO, 4.51%, 10/20/2034 (z)	82
1,324	Series 2004-105, Class SN, IF, IO, 4.51%, 12/20/2034 (z)	120
97	Series 2005-56, Class IC, IO, 5.50%, 07/20/2035	22
656	Series 2006-23, Class S, IF, IO, 4.91%, 01/20/2036 (z)	20
997	Series 2006-26, Class S, IF, IO, 4.91%, 06/20/2036 (z)	156
292	Series 2006-33, Class PK, 6.00%, 07/20/2036	323
1,481	Series 2007-7, Class EI, IF, IO, 4.61%, 02/20/2037 (z)	188
805	Series 2007-9, Class CI, IF, IO, 4.61%, 03/20/2037 (z)	108
1,075	Series 2007-16, Class KU, IF, IO, 5.06%, 04/20/2037 (z)	134
95	Series 2007-17, Class JO, PO, 04/16/2037	81
1,053	Series 2007-22, Class PK, 5.50%, 04/20/2037	1,166
1,437	Series 2007-24, Class SA, IF, IO, 4.92%, 05/20/2037 (z)	204
335	Series 2007-26, Class SC, IF, IO, 4.61%, 05/20/2037 (z)	41

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

286	Series 2007-67, Class SI, IF, IO, 4.92%, 11/20/2037 (z)	35
48	Series 2008-29, PO, 02/17/2033	46
226	Series 2008-34, Class OC, PO, 06/20/2037	181
529	Series 2008-40, Class PS, IF, IO, 4.91%, 05/16/2038 (z)	60
1,082	Series 2008-40, Class SA, IF, IO, 4.81%, 05/16/2038 (z)	150
1,511	Series 2008-49, Class PH, 5.25%, 06/20/2038	1,611
2,182	Series 2008-50, Class SA, IF, IO, 4.64%, 06/20/2038 (z)	229
1,386	Series 2008-55, Class PL, 5.50%, 06/20/2038	1,497
628	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	123
1,365	Series 2009-16, Class SJ, IF, IO, 5.21%, 05/20/2037 (z)	179
584	Series 2009-72, Class SM, IF, IO, 4.66%, 08/16/2039 (z)	76
293	Series 2009-75, Class IY, IO, 5.50%, 06/20/2039	62
644	Series 2009-77, Class CS, IF, IO, 5.41%, 06/16/2038 (z)	55
237	Series 2009-79, Class OK, PO, 11/16/2037	210
188	Series 2009-81, Class A, 5.75%, 09/20/2036	205
570	Series 2009-106, Class XL, IF, IO, 5.16%, 06/20/2037 (z)	51
418	Series 2010-4, Class SB, IF, IO, 4.91%, 08/16/2039 (z)	17
20	Series 2010-14, Class QP, 6.00%, 12/20/2039	21
386	Series 2010-31, Class SK, IF, IO, 4.51%, 11/20/2034 (z)	49
569	Series 2010-157, Class OP, PO, 12/20/2040	467
8,425	Series 2012-H11, Class FA, 2.26%, 02/20/2062 (z)	8,488
2,132	Series 2012-H18, Class FA, 2.11%, 08/20/2062 (z)	2,142
3,923	Series 2013-H04, Class BA, 1.65%, 02/20/2063	3,864
7,031	Series 2013-H20, Class FB, 2.56%, 08/20/2063 (z)	7,135
8,847	Series 2013-H23, Class FA, 2.86%, 09/20/2063 (z)	9,054
2,344	Series 2014-60, Class W, 4.31%, 02/20/2029 (z)	2,387

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
1,446	Series 2015-157, Class GA, 3.00%, 01/20/2045	1,428
7,520	Series 2015-H02, Class HA, 2.50%, 01/20/2065	7,271
9,767	Series 2015-H04, Class FL, 2.03%, 02/20/2065 (z)	9,787
8,029	Series 2015-H23, Class FB, 2.08%, 09/20/2065 (z)	8,066
7,003	Series 2015-H32, Class FH, 2.22%, 12/20/2065 (z)	7,080
12,171	Series 2016-H16, Class FD, 2.11%, 06/20/2066 (z)	12,235
7,582	Series 2016-H17, Class FC, 2.39%, 08/20/2066 (z)	7,690
19,442	Series 2016-H23, Class F, 2.31%, 10/20/2066 (z)	19,651
18,989	Series 2016-H26, Class FC, 2.56%, 12/20/2066 (z)	19,426
30,865	Series 2017-H08, Class FC, 2.16%, 03/20/2067 (z)	31,096
24,121	Series 2017-H08, Class XI, IO, 2.12%, 03/20/2067 (z)	3,253
64,251	Series 2017-H11, Class XI, IO, 2.03%, 05/20/2067 (z)	8,182
36,386	Series 2017-H14, Class AI, IO, 2.07%, 06/20/2067 (z)	4,245
24,971	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	2,673
36,933	Series 2017-H23, Class FA, 2.04%, 10/20/2067 (z)	37,050
17,625	Goodgreen Trust, Series 2017-R1, 5.00%, 10/20/2051 (bb)	17,368
	GSR Mortgage Loan Trust,
141	Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	145
202	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	208
202	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	216
102	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	105
35	Series 2005-5F, Class 8A1, 2.12%, 06/25/2035 (z)	33
20	Series 2005-5F, Class 8A3, 2.12%, 06/25/2035 (z)	19
141	Series 2007-2F, Class 2A7, 5.75%, 02/25/2037	160
11,950	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	11,795

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

9,862	HERO Funding III, (Cayman Islands), Series 2017-1A, Class A, 3.50%, 09/21/2043 (e) (bb)	9,259
	Impac CMB Trust,
666	Series 2004-10, Class 3A1, 2.32%, 03/25/2035 (z)	623
414	Series 2004-10, Class 3A2, 2.42%, 03/25/2035 (z)	387
10	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.50%, 08/25/2033	11
	JP Morgan Mortgage Trust,
308	Series 2004-S1, Class 3A1, 5.50%, 09/25/2034	308
573	Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	566
194	Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	188
323	Series 2006-A2, Class 4A1, 3.72%, 08/25/2034 (z)	327
251	Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (z)	255
98	Series 2007-A1, Class 5A2, 3.69%, 07/25/2035 (z)	101
77	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.62%, 04/21/2034 (z)	79
	MASTR Alternative Loan Trust,
17	Series 2003-7, Class 4A3, 8.00%, 11/25/2018	17
57	Series 2003-8, Class 3A1, 5.50%, 12/25/2033	59
18	Series 2003-9, Class 5A1, 4.50%, 12/25/2018	18
517	Series 2004-6, Class 6A1, 6.50%, 07/25/2034	522
431	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	441
53	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	44
42	Series 2004-7, Class 3A1, 6.50%, 08/25/2034	43
54	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	54
76	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	76
25	Series 2004-11, Class 8A3, 5.50%, 10/25/2019	25
5	Series 2005-1, Class 5A1, 5.50%, 01/25/2020	5

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	MASTR Asset Securitization Trust,
2	Series 2003-11, Class 10A1, 5.00%, 12/25/2018	2
6	Series 2003-11, Class 3A1, 4.50%, 12/25/2018	6
20	Series 2004-6, Class 3A1, 5.25%, 07/25/2019	21
10	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	10
2	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	2
5	Series 2004-8, PO, 08/25/2019 (bb)	5
6	Series 2004-10, Class 1A1, 4.50%, 10/25/2019	7
110	Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	112
40	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e)	33
	Merrill Lynch Mortgage Investors Trust,
238	Series 2004-C, Class A2, 2.42%, 07/25/2029 (z)	235
142	Series 2004-D, Class A3, 3.30%, 09/25/2029 (z)	141
	Morgan Stanley Mortgage Loan Trust,
386	Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	406
164	Series 2004-7AR, Class 2A6, 3.56%, 09/25/2034 (z)	169
166	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	168
74	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/2020	73
150	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.00%, 07/25/2038	152
175	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	185
	RALI Trust,
23	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	23
77	Series 2004-QS3, Class CB, 5.00%, 03/25/2019	77
2,202	Series 2005-QS5, Class A4, 5.75%, 04/25/2035	2,086
19,740	RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052 (e) (z)	19,709
	Residential Asset Securitization Trust,
60	Series 2003-A8, Class A1, 3.75%, 10/25/2018	60

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

131	Series 2006-A6, Class 2A13, 6.00%, 07/25/2036	114
	RFMSI Trust,
143	Series 2005-SA4, Class 1A1, 3.51%, 09/25/2035 (z)	129
1,230	Series 2006-S1, Class 1A8, 5.75%, 01/25/2036	1,183
37	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/2036 (e)	37
669	Sequoia Mortgage Trust, Series 2004-8, Class A2, 2.84%, 09/20/2034 (z)	659
299	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 3.49%, 10/25/2034 (z)	301
	Structured Asset Securities Corp.,
1,309	Series 2003-37A, Class 1A, 3.72%, 12/25/2033 (z)	1,300
140	Series 2003-37A, Class 2A, 3.39%, 12/25/2033 (z)	141
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,706	Series 2003-26A, Class 3A5, 3.54%, 09/25/2033 (z)	1,716
202	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	206
86	Series 2004-7, Class 2A1, 5.53%, 05/25/2024 (z)	87
	Vendee Mortgage Trust,
425	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	461
1,106	Series 1998-1, Class 2E, 7.00%, 03/15/2028	1,237
160	Series 1999-1, Class 2Z, 6.50%, 01/15/2029	173
	WaMu Mortgage Pass-Through Certificates Trust,
6	Series 2002-S8, Class 2A7, 5.25%, 01/25/2033	6
247	Series 2003-AR8, Class A, 3.23%, 08/25/2033 (z)	250
160	Series 2003-AR9, Class 1A6, 3.33%, 09/25/2033 (z)	164
74	Series 2004-AR3, Class A1, 3.22%, 06/25/2034 (z)	76
687	Series 2004-AR3, Class A2, 3.22%, 06/25/2034 (z)	701
580	Series 2004-AR11, Class A, 3.28%, 10/25/2034 (z)	581
34	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	34

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
48	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	49
646	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	670
78	Series 2005-AR2, Class 2A21, 1.95%, 01/25/2045 (z)	77
736	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.50%, 06/25/2035	710
414	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 03/25/2034	450
246	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, 3.49%, 07/25/2034 (z)	250
	Wells Fargo Mortgage-Backed Securities Trust,
327	Series 2003-D, Class A1, 3.65%, 02/25/2033 (z)	325
122	Series 2003-M, Class A1, 3.73%, 12/25/2033 (z)	123
89	Series 2004-B, Class A1, 3.74%, 02/25/2034 (z)	89
33	Series 2004-Q, Class 1A3, 3.60%, 09/25/2034 (z)	33
100	Series 2004-Q, Class 2A2, 3.58%, 09/25/2034 (z)	100
476	Series 2004-U, Class A1, 3.64%, 10/25/2034 (z)	479
71	Series 2004-DD, Class 2A8, 3.77%, 01/25/2035 (z)	73
94	Series 2004-EE, Class 3A1, 3.79%, 12/25/2034 (z)	98
130	Series 2004-EE, Class 3A2, 3.79%, 12/25/2034 (z)	135
2,175	Series 2005-9, Class 2A10, 5.25%, 10/25/2035	2,181
478	Series 2005-AR16, Class 2A1, 3.81%, 02/25/2034 (z)	489
2,035	Series 2005-AR3, Class 1A1, 3.49%, 03/25/2035 (z)	2,091

	Total Collateralized Mortgage Obligations (Cost $528,519)	527,667

Commercial Mortgage-Backed Securities — 8.4%
9,357	Access PT Funding Trust, Series 2016-1, 7.00%, 02/15/2023 (bb)	9,344
	BAMLL Commercial Mortgage Securities Trust,
2,985	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	2,956
8,400	Series 2016-FR14, Class A, 3.07%, 02/27/2048 (e) (z)	7,850

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	BAMLL Re-REMIC Trust,
8,992	Series 2013-FRR2, Class B, PO, 09/26/2022 (e)	6,800
14,650	Series 2013-FRR3, Class A, PO, 06/26/2023 (e)	10,984
8,600	Series 2014-FRR4, Class BK29, PO, 04/27/2023 (e)	5,763
3,050	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	2,696
12,000	Series 2014-FRR8, Class A, 2.22%, 11/26/2047 (e) (z)	9,846
17,245	Series 2015-FR11, Class A705, 1.82%, 09/27/2044 (e) (z)	16,982
16,500	Series 2016-FR13, Class A, 1.69%, 08/27/2045 (e) (z)	14,296
5,750	Series 2016-FR16, Class A, 0.99%, 05/27/2021 (e) (z)	5,221
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.97%, 08/10/2033 (e)	9,366
	BB-UBS Trust,
13,922	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	13,830
12,692	Series 2012-SHOW, Class E, 4.03%, 11/05/2036 (e) (z)	11,977
972	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	949
	BCRR Trust,
21,000	Series 2014-FRR1, Class A716, PO, 08/26/2047 (e)	17,736
14,335	Series 2014-FRR1, Class B716, PO, 08/26/2047 (e) (bb)	11,618
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, 3.93%, 03/10/2033 (e) (z) (bb)	4,752
8,500	BXMT Ltd., Series 2017-FL1, Class D, 4.29%, 06/15/2035 (e) (z) (bb)	8,526
13,042	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, 1.09%, 05/15/2035 (z) (bb)	18
1,835	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.63%, 12/11/2049 (e) (z) (bb)	6
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.75%, 12/15/2047 (e) (z) (bb)	5,074
	Commercial Mortgage Trust,
2,572	Series 2006-GG7, Class AM, 5.79%, 07/10/2038 (z)	2,572
21,717	Series 2012-CR2, Class XA, IO, 1.66%, 08/15/2045 (z) (bb)	1,308

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
7,000	Series 2013-CR9, Class D, 4.26%, 07/10/2045 (e) (z) (bb)	5,961
6,100	Series 2013-WWP, Class A2, 3.42%, 03/10/2031 (e)	6,216
8,032	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	8,156
6,856	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	6,977
13,198	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, 0.07%, 01/15/2049 (e) (z) (bb)	—	(h)
	CSAIL Commercial Mortgage Trust,
12,304	Series 2015-C3, Class A4, 3.72%, 08/15/2048	12,466
19,159	Series 2017-CX10, Class UESC, 4.24%, 11/15/2027 (e) (z)	18,933
15,200	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e) (bb)	14,587
7,715	DBRR Re-REMIC Trust, Series 2015-FRR1, Class B711, PO, 08/28/2045 (e)	7,191
11,862	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, 1.12%, 07/10/2044 (e) (z) (bb)	337
	FHLMC Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.49%, 01/25/2024	15,363
3,429	Series K038, Class A2, 3.39%, 03/25/2024	3,495
13,500	Series K048, Class A2, 3.28%, 06/25/2025 (z)	13,644
3,791	Series K052, Class A2, 3.15%, 11/25/2025	3,785
10,012	Series K061, Class AM, 3.44%, 11/25/2026 (z)	10,103
6,633	Series K065, Class A2, 3.24%, 04/25/2027	6,616
3,557	Series K065, Class AM, 3.33%, 05/25/2027	3,551
6,045	Series K070, Class A2, 3.30%, 11/25/2027 (z)	6,044
14,087	Series K073, Class A2, 3.35%, 01/25/2028	14,123
8,843	Series K152, Class A2, 3.08%, 01/25/2031	8,588
66,336	Series K708, Class X1, IO, 1.46%, 01/25/2019 (z)	631
10,471	Series K727, Class AM, 3.04%, 07/25/2024	10,404
25,000	Series KJ06, Class A, 2.27%, 01/25/2023	24,130

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

20,000	Series KJ07, Class A2, 2.31%, 12/25/2022	19,458
5,555	Series KJ08, Class A2, 2.36%, 08/25/2022	5,445
5,121	Series KJ09, Class A2, 2.84%, 09/25/2022	5,091
13,930	Series KJ13, Class A2, 2.86%, 08/25/2022	13,970
12,710	Series KJ17, Class A2, 2.98%, 11/25/2025	12,428
8,633	Series KJ18, Class A2, 3.07%, 08/25/2022	8,696
10,080	Series KS06, Class A2, 2.72%, 07/25/2026	9,717
21,600	Series KS07, Class A2, 2.74%, 09/25/2025	20,965
	FNMA ACES,
1,680	Series 2011-M4, Class A2, 3.73%, 06/25/2021	1,721
631	Series 2011-M8, Class A2, 2.92%, 08/25/2021	631
3,259	Series 2013-M7, Class A2, 2.28%, 12/27/2022	3,169
8,935	Series 2014-M3, Class A2, 3.47%, 01/25/2024 (z)	9,145
13,398	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	13,325
8,909	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	8,879
12,965	Series 2015-M1, Class A2, 2.53%, 09/25/2024	12,547
19,865	Series 2015-M2, Class A3, 3.05%, 12/25/2024 (z)	19,834
10,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	9,779
20,332	Series 2015-M5, Class A1, 2.87%, 03/25/2025 (z)	19,844
12,398	Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,012
11,700	Series 2015-M8, Class A2, 2.90%, 01/25/2025 (z)	11,530
8,528	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	8,387
1,808	Series 2015-M13, Class A2, 2.71%, 06/25/2025 (z)	1,763
9,100	Series 2016-M6, Class A2, 2.49%, 05/25/2026	8,607
10,328	Series 2016-M7, Class A2, 2.50%, 09/25/2026	9,743
10,660	Series 2017-M1, Class A2, 2.42%, 10/25/2026 (z)	9,998
17,000	Series 2017-M3, Class A2, 2.49%, 12/25/2026 (z)	15,949
9,077	Series 2017-M5, Class A2, 3.30%, 04/25/2029	8,919

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
10,260	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	10,064
13,081	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	12,561
	FORT CRE LLC,
17,000	Series 2016-1A, Class D, 7.47%, 05/21/2036 (e) (z)	17,255
11,503	Series 2016-1A, Class E, 9.62%, 05/21/2036 (e) (z)	11,651
	FREMF Mortgage Trust,
4,156	Series 2013-K25, Class C, 3.62%, 11/25/2045 (e) (z)	4,044
4,750	Series 2014-K38, Class C, 4.64%, 06/25/2047 (e) (z)	4,768
7,000	Series 2014-K39, Class C, 4.16%, 08/25/2047 (e) (z) (bb)	6,827
11,160	Series 2014-K40, Class C, 4.07%, 11/25/2047 (e) (z) (bb)	10,831
8,920	Series 2015-K45, Class B, 3.59%, 04/25/2048 (e) (z) (bb)	8,798
3,545	Series 2015-K46, Class C, 3.70%, 04/25/2048 (e) (z) (bb)	3,371
16,085	Series 2015-K48, Class B, 3.64%, 08/25/2048 (e) (z) (bb)	15,652
2,750	Series 2015-K51, Class B, 3.95%, 10/25/2048 (e) (z) (bb)	2,765
4,000	Series 2015-K718, Class C, 3.55%, 02/25/2022 (e) (z)	3,846
11,227	Series 2015-K720, Class B, 3.39%, 07/25/2022 (e) (z) (bb)	10,996
11,500	Series 2015-K720, Class C, 3.39%, 07/25/2022 (e) (z) (bb)	10,844
2,585	Series 2015-K721, Class B, 3.56%, 11/25/2047 (e) (z)	2,545
10,000	Series 2016-K55, Class B, 4.16%, 04/25/2049 (e) (z)	10,064
3,549	Series 2016-K56, Class B, 3.94%, 06/25/2049 (e) (z)	3,562
4,714	Series 2016-K59, Class B, 3.58%, 11/25/2049 (e) (z) (bb)	4,580
8,010	Series 2016-K722, Class B, 3.84%, 07/25/2049 (e) (z)	7,965
11,895	Series 2017-K63, Class B, 3.87%, 02/25/2050 (e) (z)	11,787
9,423	Series 2017-K68, Class B, 3.84%, 08/25/2027 (e) (z)	9,264
3,200	Series 2017-K727, Class C, 3.74%, 07/25/2024 (e) (z)	3,009
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, 1.30%, 06/05/2031 (e) (z) (bb)	268

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.40%, 08/10/2044 (e) (z) (bb)	4,834
	JP Morgan Chase Commercial Mortgage Securities Trust,
23,540	Series 2005-CB11, Class X1, IO, 0.02%, 08/12/2037 (e) (z) (bb)	8
12,723	Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 (e) (z) (bb)	—	(h)
11,494	Series 2006-CB15, Class X1, IO, 0.26%, 06/12/2043 (z) (bb)	12
444	Series 2006-LDP8, Class X, IO, 0.29%, 05/15/2045 (z) (bb)	—	(h)
2,000	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	2,011
5,491	Series 2010-C2, Class XA, IO, 1.62%, 11/15/2043 (e) (z) (bb)	181
	JPMCC Re-REMIC Trust,
6,400	Series 2014-FRR1, Class A707, 4.35%, 01/27/2047 (e)	6,370
10,922	Series 2014-FRR1, Class B702, 4.23%, 04/27/2044 (e)	10,891
6,875	Series 2014-FRR1, Class BK10, 2.55%, 11/27/2049 (e) (z)	6,498
5,000	Series 2015-FRR2, Class AK36, 2.29%, 12/27/2046 (e) (z)	4,355
7,000	Series 2015-FRR2, Class AK39, 2.98%, 08/27/2047 (e) (z)	6,234
2,870	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.51%, 12/12/2049 (e) (z) (bb)	—	(h)
	Morgan Stanley Capital I Trust,
11,219	Series 2007-HQ11, Class X, IO, 0.33%, 02/12/2044 (e) (z) (bb)	141
572	Series 2011-C3, Class A3, 4.05%, 07/15/2049	582
	Morgan Stanley Re-REMIC Trust,
472	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	472
882	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	842
	PFP Ltd., (Cayman Islands),
3,451	Series 2015-2, Class D, 5.59%, 07/14/2034 (e) (z) (bb)	3,458
6,500	Series 2017-3, Class D, 5.09%, 01/14/2035 (e) (z) (bb)	6,530
1,885	RAIT Trust, Series 2015-FL5, Class B, 5.48%, 01/15/2031 (e) (z) (bb)	1,887
7,750	TPG Real Estate Finance Ltd., (Cayman Islands), Series 2018-FL1, Class D, 4.26%, 02/15/2035 (e) (z)	7,750

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, 5.54%, 05/10/2045 (e) (z) (bb)	9,349
7,462	Series 2012-C1, Class XA, IO, 2.08%, 05/10/2045 (e) (z)	516
14,700	Series 2017-C7, Class A4, 3.68%, 12/15/2050	14,766
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	2,181
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,583
12,638	Series 2012-C2, Class XA, IO, 1.34%, 05/10/2063 (e) (z) (bb)	597
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	5,230
13,923	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class XC, IO, 0.33%, 12/15/2043 (e) (z) (bb)	4
	Wells Fargo Commercial Mortgage Trust,
7,598	Series 2015-C30, Class A4, 3.66%, 09/15/2058	7,691
9,000	Series 2017-C41, Class A3, 3.21%, 11/15/2050	8,768
12,000	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16, PO, 12/27/2043 (e)	10,259
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	2,588
6,640	Series 2013-C11, Class D, 4.27%, 03/15/2045 (e) (z) (bb)	6,234
12,837	Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.53%, 11/10/2036 (e)	12,725

	Total Commercial Mortgage-Backed Securities (Cost $1,006,919)	996,187

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1,930	DISH Network Corp., 3.38%, 08/15/2026	1,942

	Specialty Retail — 0.0% (g)
815	Nebraska Book Holdings, Inc., 2.02%, 04/01/2026 (d) (e) (bb)	—	(h)

	Total Convertible Bonds (Cost $2,096)	1,942

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 27.0%
	Consumer Discretionary — 2.7%
	Auto Components — 0.3%
	Allison Transmission, Inc.,
610	4.75%, 10/01/2027 (e)	598
1,709	5.00%, 10/01/2024 (e)	1,732
	American Axle & Manufacturing, Inc.,
300	6.25%, 03/15/2021	305
1,731	6.63%, 10/15/2022	1,789
1,352	Dana Financing Luxembourg SARL, 5.75%, 04/15/2025 (e)	1,385
	Goodyear Tire & Rubber Co. (The),
2,598	4.88%, 03/15/2027	2,559
2,243	5.00%, 05/31/2026	2,243
2,512	5.13%, 11/15/2023	2,572
	Icahn Enterprises LP,
2,967	6.25%, 02/01/2022	3,011
3,870	6.38%, 12/15/2025	3,885
5,627	6.75%, 02/01/2024	5,740
	IHO Verwaltungs GmbH, (Germany),
350	4.50% (cash), 09/15/2023 (e) (v)	343
1,850	4.75% (cash), 09/15/2026 (e) (v)	1,785
2,085	Tenneco, Inc., 5.38%, 12/15/2024	2,147

		30,094

	Automobiles — 0.2%
1,750	BMW US Capital LLC, (Germany), 1.85%, 09/15/2021 (e)	1,680
	Daimler Finance North America LLC, (Germany),
1,000	2.70%, 08/03/2020 (e)	993
1,500	2.88%, 03/10/2021 (e)	1,491
500	3.30%, 05/19/2025 (e)	492
195	8.50%, 01/18/2031	285
	Fiat Chrysler Automobiles NV, (United Kingdom),
1,000	4.50%, 04/15/2020	1,014
708	5.25%, 04/15/2023	729
	Ford Motor Co.,
523	4.35%, 12/08/2026	515
3,500	6.63%, 10/01/2028	4,048
1,250	7.45%, 07/16/2031	1,522
2,655	General Motors Co., 6.60%, 04/01/2036	3,086
	Jaguar Land Rover Automotive plc, (United Kingdom),
3,607	4.50%, 10/01/2027 (e)	3,427
974	5.63%, 02/01/2023 (e)	996
2,500	Motors Liquidation Co., 7.70%, 04/15/2016 (d) (bb)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Automobiles — continued
	Nissan Motor Acceptance Corp.,
538	2.13%, 03/03/2020 (e)	531
7,205	2.80%, 01/13/2022 (e)	7,089

		27,898

	Diversified Consumer Services — 0.0% (g)
429	President & Fellows of Harvard College, 3.30%, 07/15/2056	387
	Service Corp. International,
1,605	5.38%, 05/15/2024	1,655
2,300	8.00%, 11/15/2021	2,622

		4,664

	Hotels, Restaurants & Leisure — 0.4%
2,374	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	2,267
400	Cedar Fair LP, 5.38%, 04/15/2027 (e)	404
548	Chukchansi Economic Development Authority, 9.75%, 05/30/2020 (d) (e)	334
2,995	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023 (e)	3,073
3,101	GLP Capital LP, 5.38%, 11/01/2023	3,233
3,120	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	3,066
2,171	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024	2,339
	Hilton Worldwide Finance LLC,
1,136	4.63%, 04/01/2025	1,140
1,315	4.88%, 04/01/2027	1,315
	International Game Technology plc,
1,795	6.25%, 02/15/2022 (e)	1,891
2,575	6.50%, 02/15/2025 (e)	2,762
1,877	KFC Holding Co., 4.75%, 06/01/2027 (e)	1,835
3,600	McDonald’s Corp., 2.75%, 12/09/2020	3,595
	MGM Resorts International,
1,204	4.63%, 09/01/2026	1,177
3,634	6.00%, 03/15/2023	3,866
990	NCL Corp. Ltd., 4.75%, 12/15/2021 (e)	1,011
	Sabre GLBL, Inc.,
1,050	5.25%, 11/15/2023 (e)	1,058
408	5.38%, 04/15/2023 (e)	411
	Scientific Games International, Inc.,
1,333	5.00%, 10/15/2025 (e)	1,318
544	7.00%, 01/01/2022 (e)	573
2,716	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	2,736

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
3,608	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	3,599
420	Speedway Motorsports, Inc., 5.13%, 02/01/2023	420
1,010	Starbucks Corp., 3.10%, 03/01/2023	1,008
2,050	VOC Escrow Ltd., 5.00%, 02/15/2028 (e)	1,994

		46,425

	Household Durables — 0.2%
	Lennar Corp.,
210	4.50%, 06/15/2019	213
286	4.50%, 11/15/2019	291
667	4.50%, 04/30/2024	662
2,305	4.75%, 05/30/2025	2,293
3,250	4.75%, 11/29/2027 (e)	3,144
500	4.75%, 11/15/2022	503
1,256	5.25%, 06/01/2026 (e)	1,281
1,793	5.88%, 11/15/2024 (e)	1,905
300	6.25%, 12/15/2021 (e)	320
790	8.38%, 01/15/2021 (e)	881
708	M/I Homes, Inc., 6.75%, 01/15/2021	730
	Mattamy Group Corp., (Canada),
1,015	6.50%, 10/01/2025 (e)	1,061
370	6.88%, 12/15/2023 (e)	388
	PulteGroup, Inc.,
400	5.00%, 01/15/2027	397
2,052	5.50%, 03/01/2026	2,078
851	Tempur Sealy International, Inc., 5.50%, 06/15/2026	836
	Toll Brothers Finance Corp.,
1,955	4.35%, 02/15/2028	1,847
420	4.38%, 04/15/2023	425
370	4.88%, 11/15/2025	370
130	5.63%, 01/15/2024	138
524	5.88%, 02/15/2022	558

		20,321

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
612	2.80%, 08/22/2024 (e)	593
500	3.30%, 12/05/2021	507
900	4.25%, 08/22/2057 (e)	898
1,523	4.80%, 12/05/2034	1,687
357	Booking Holdings, Inc., 2.75%, 03/15/2023	346
1,500	Netflix, Inc., 4.38%, 11/15/2026	1,440
1,000	QVC, Inc., 4.45%, 02/15/2025	981

		6,452

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Leisure Products — 0.0% (g)
	Mattel, Inc.,
1,100	3.15%, 03/15/2023	986
1,045	6.75%, 12/31/2025 (e)	1,063

		2,049

	Media — 1.2%
	21st Century Fox America, Inc.,
500	6.55%, 03/15/2033	641
600	6.75%, 01/09/2038	770
800	7.75%, 01/20/2024	953
147	8.88%, 04/26/2023	181
4,805	Altice Luxembourg SA, (Luxembourg), 7.63%, 02/15/2025 (e)	4,228
	Altice US Finance I Corp.,
2,800	5.38%, 07/15/2023 (e)	2,846
3,067	5.50%, 05/15/2026 (e)	3,036
	AMC Networks, Inc.,
1,693	4.75%, 08/01/2025	1,640
2,096	5.00%, 04/01/2024	2,101
14,431	Charter Communications Operating LLC, 4.91%, 07/23/2025	14,861
	Cinemark USA, Inc.,
865	4.88%, 06/01/2023	860
410	5.13%, 12/15/2022	416
1,823	Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/2022	1,873
240	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	305
	Comcast Corp.,
1,290	2.75%, 03/01/2023	1,259
3,500	3.15%, 02/15/2028	3,333
15,381	3.38%, 08/15/2025	15,140
5,000	3.40%, 07/15/2046	4,288
1,772	3.55%, 05/01/2028	1,740
7,489	3.90%, 03/01/2038	7,157
111	3.97%, 11/01/2047	104
135	4.00%, 11/01/2049	125
2,819	4.20%, 08/15/2034	2,827
2,405	4.60%, 08/15/2045	2,508
435	6.50%, 11/15/2035	556
	CSC Holdings LLC,
4,373	5.25%, 06/01/2024	4,209
795	5.38%, 02/01/2028 (e)	777
3,352	5.50%, 04/15/2027 (e)	3,302
661	10.88%, 10/15/2025 (e)	780

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	DISH DBS Corp.,
2,702	5.00%, 03/15/2023	2,483
5,187	5.88%, 07/15/2022	5,057
3,954	5.88%, 11/15/2024	3,697
1,569	6.75%, 06/01/2021	1,612
5,213	7.75%, 07/01/2026	5,135
543	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	521
	iHeartCommunications, Inc.,
8,210	9.00%, 12/15/2019 (d)	6,547
950	9.00%, 03/01/2021 (d)	753
	Lamar Media Corp.,
1,250	5.00%, 05/01/2023	1,275
1,680	5.38%, 01/15/2024	1,732
470	Liberty Interactive LLC, 8.25%, 02/01/2030	508
1,360	Mediacom Broadband LLC, 6.38%, 04/01/2023	1,394
810	NBCUniversal Media LLC, 5.95%, 04/01/2041	979
	Sirius XM Radio, Inc.,
3,380	4.63%, 05/15/2023 (e)	3,372
790	5.00%, 08/01/2027 (e)	768
1,500	5.38%, 04/15/2025 (e)	1,524
1,360	5.38%, 07/15/2026 (e)	1,377
	TEGNA, Inc.,
1,435	5.50%, 09/15/2024 (e)	1,475
2,875	6.38%, 10/15/2023	2,997
335	Time Warner Cable LLC, 7.30%, 07/01/2038	402
182	Time Warner, Inc., 5.38%, 10/15/2041	195
500	Unitymedia GmbH, (Germany), 6.13%, 01/15/2025 (e)	524
1,275	Unitymedia Hessen GmbH & Co. KG, (Germany), 5.00%, 01/15/2025 (e)	1,297
1,760	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	1,743
	Viacom, Inc.,
529	4.38%, 03/15/2043	476
1,285	(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/2057 (aa)	1,297
809	(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)	831
	Videotron Ltd., (Canada),
1,298	5.13%, 04/15/2027 (e)	1,309
3,057	5.38%, 06/15/2024 (e)	3,164
1,800	VTR Finance BV, (Chile), Reg. S, 6.88%, 01/15/2024	1,874

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Walt Disney Co. (The),
389	1.85%, 07/30/2026	345
1,800	2.95%, 06/15/2027	1,735
	WMG Acquisition Corp.,
394	5.50%, 04/15/2026 (e) (w)	394
675	5.63%, 04/15/2022 (e)	690
3,330	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	3,193

		145,491

	Multiline Retail — 0.1%
6,358	Dollar Tree, Inc., 5.75%, 03/01/2023	6,612
475	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	503
7,530	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	4,556

		11,671

	Specialty Retail — 0.2%
2,000	Caleres, Inc., 6.25%, 08/15/2023	2,075
3,315	Claire’s Stores, Inc., 9.00%, 03/15/2019 (e)	2,254
1,046	Group 1 Automotive, Inc., 5.25%, 12/15/2023 (e)	1,072
	Home Depot, Inc. (The),
444	2.13%, 09/15/2026	401
734	2.63%, 06/01/2022	725
1,000	2.80%, 09/14/2027	943
2,751	3.00%, 04/01/2026	2,668
2,800	3.50%, 09/15/2056	2,472
	L Brands, Inc.,
1,439	5.25%, 02/01/2028	1,385
250	5.63%, 10/15/2023	262
1,650	6.75%, 07/01/2036	1,617
2,213	6.88%, 11/01/2035	2,210
	Lowe’s Cos., Inc.,
665	3.13%, 09/15/2024	654
1,262	3.38%, 09/15/2025	1,242
5,000	3.70%, 04/15/2046	4,619
185	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	180
2,069	Penske Automotive Group, Inc., 5.50%, 05/15/2026	2,064
	Sally Holdings LLC,
250	5.50%, 11/01/2023	250
967	5.63%, 12/01/2025	972
1,189	Staples, Inc., 8.50%, 09/15/2025 (e)	1,142

		29,207

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Hanesbrands, Inc.,
1,274	4.63%, 05/15/2024 (e)	1,261
1,774	4.88%, 05/15/2026 (e)	1,743
1,470	Levi Strauss & Co., 5.00%, 05/01/2025	1,503

		4,507

	Total Consumer Discretionary	328,779

	Consumer Staples — 1.6%
	Beverages — 0.5%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
50	1.90%, 02/01/2019	50
2,360	2.65%, 02/01/2021	2,338
2,551	3.30%, 02/01/2023	2,540
29,285	3.65%, 02/01/2026	29,021
8,490	4.70%, 02/01/2036	8,922
5,415	4.90%, 02/01/2046	5,773
1,032	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	1,028
1,000	Coca-Cola Co. (The), 2.25%, 09/01/2026	922
1,540	Constellation Brands, Inc., 4.50%, 05/09/2047	1,527
365	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	437
	Dr Pepper Snapple Group, Inc.,
507	2.55%, 09/15/2026	454
225	3.43%, 06/15/2027 (e)	214
	PepsiCo, Inc.,
850	2.38%, 10/06/2026	783
572	3.10%, 07/17/2022	575
4,230	3.45%, 10/06/2046	3,841
1,845	3.50%, 07/17/2025	1,852
730	4.45%, 04/14/2046	777

		61,054

	Food & Staples Retailing — 0.2%
	Albertsons Cos. LLC,
71	5.75%, 03/15/2025	62
230	6.63%, 06/15/2024	212
	CVS Health Corp.,
2,460	2.80%, 07/20/2020	2,443
1,659	4.00%, 12/05/2023	1,682
	Kroger Co. (The),
4,600	5.15%, 08/01/2043	4,750
1,162	7.50%, 04/01/2031	1,475
900	Series B, 7.70%, 06/01/2029	1,142

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
5,040	New Albertson’s, Inc., 8.00%, 05/01/2031	4,322
1,555	SUPERVALU, Inc., 7.75%, 11/15/2022	1,508
	Sysco Corp.,
575	2.50%, 07/15/2021	566
1,517	2.60%, 06/12/2022	1,476
424	Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	421
	Walmart, Inc.,
300	2.55%, 04/11/2023	294
250	2.65%, 12/15/2024	243
1,500	3.63%, 12/15/2047	1,456

		22,052

	Food Products — 0.3%
1,650	Archer-Daniels-Midland Co., 2.50%, 08/11/2026	1,520
	Bunge Ltd. Finance Corp.,
305	3.50%, 11/24/2020	308
655	8.50%, 06/15/2019	701
	Cargill, Inc.,
230	3.25%, 03/01/2023 (e)	230
800	3.30%, 03/01/2022 (e)	800
470	4.76%, 11/23/2045 (e)	517
	Conagra Brands, Inc.,
135	3.25%, 09/15/2022	135
180	6.63%, 08/15/2039	203
300	Darling Ingredients, Inc., 5.38%, 01/15/2022	308
	JBS USA LUX SA, (Brazil),
1,235	5.75%, 06/15/2025 (e)	1,183
1,118	5.88%, 07/15/2024 (e)	1,090
3,263	6.75%, 02/15/2028 (e)	3,231
816	7.25%, 06/01/2021 (e)	826
3,492	7.25%, 06/01/2021 (e)	3,536
	Kraft Heinz Foods Co.,
219	3.50%, 06/06/2022	219
6,960	4.38%, 06/01/2046	6,323
601	5.00%, 07/15/2035	625
488	5.00%, 06/04/2042	486
599	6.13%, 08/23/2018	610
200	6.50%, 02/09/2040	237
417	6.75%, 03/15/2032	502
575	6.88%, 01/26/2039	709
	Lamb Weston Holdings, Inc.,
1,274	4.63%, 11/01/2024 (e)	1,280
1,279	4.88%, 11/01/2026 (e)	1,279

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
497	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	507
	Pilgrim’s Pride Corp.,
787	5.75%, 03/15/2025 (e)	783
1,266	5.88%, 09/30/2027 (e)	1,231
700	Tyson Foods, Inc., 3.95%, 08/15/2024	711

		30,090

	Household Products — 0.2%
1,000	Colgate-Palmolive Co., 2.25%, 11/15/2022	971
600	Kimberly-Clark Corp., 2.40%, 06/01/2023	579
327	Procter & Gamble — ESOP, Series A, 9.36%, 01/01/2021	358
2,255	Procter & Gamble Co. (The), 2.85%, 08/11/2027	2,148
18,530	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.75%, 06/26/2024 (e)	17,446

		21,502

	Tobacco — 0.4%
	Altria Group, Inc.,
7,500	2.63%, 01/14/2020	7,477
9,585	3.88%, 09/16/2046	8,842
3,530	4.50%, 05/02/2043	3,624
	BAT Capital Corp., (United Kingdom),
11,345	4.39%, 08/15/2037 (e)	11,150
3,100	4.54%, 08/15/2047 (e)	3,015
	Philip Morris International, Inc.,
6,600	3.38%, 08/11/2025	6,503
5,000	4.13%, 03/04/2043	4,852
8,053	4.38%, 11/15/2041	8,130

		53,593

	Total Consumer Staples	188,291

	Energy — 3.2%
	Energy Equipment & Services — 0.4%
	Baker Hughes a GE Co. LLC,
4,230	4.08%, 12/15/2047	3,971
903	5.13%, 09/15/2040	999
	Bristow Group, Inc.,
905	6.25%, 10/15/2022	778
1,415	8.75%, 03/01/2023 (e)	1,439
	Diamond Offshore Drilling, Inc.,
1,468	3.45%, 11/01/2023	1,306
929	7.88%, 08/15/2025	943

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Ensco plc,
456	7.75%, 02/01/2026	431
592	8.00%, 01/31/2024	582
	Halliburton Co.,
250	7.45%, 09/15/2039	343
275	7.60%, 08/15/2096 (e)	357
700	8.75%, 02/15/2021	804
3,138	KCA Deutag UK Finance plc, (United Kingdom), 7.25%, 05/15/2021 (e)	3,060
	Nabors Industries, Inc.,
193	5.10%, 09/15/2023	186
2,922	5.50%, 01/15/2023	2,900
1,602	5.75%, 02/01/2025 (e)	1,529
	Noble Holding International Ltd., (United Kingdom),
1,098	7.88%, 02/01/2026 (e)	1,104
1,418	8.70%, 04/01/2045	1,198
636	Precision Drilling Corp., (Canada), 7.13%, 01/15/2026 (e)	642
501	Rowan Cos., Inc., 7.38%, 06/15/2025	495
16,280	Schlumberger Holdings Corp., 4.00%, 12/21/2025 (e)	16,505
	Schlumberger Investment SA,
640	2.40%, 08/01/2022 (e)	622
219	3.30%, 09/14/2021 (e)	221
1,455	Shelf Drilling Holdings Ltd., (United Arab Emirates), 8.25%, 02/15/2025 (e)	1,466
598	Telford Offshore Ltd., (Cayman Islands), Series B, 13.00% (PIK), 02/12/2024 (v) (bb)	504
931	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	957
	Transocean, Inc.,
5,614	6.80%, 03/15/2038	4,519
1,891	7.50%, 01/15/2026 (e)	1,905
1,686	9.00%, 07/15/2023 (e)	1,817
582	Unit Corp., 6.63%, 05/15/2021	578

		52,161

	Oil, Gas & Consumable Fuels — 2.8%
278	Anadarko Holding Co., 7.15%, 05/15/2028	323
	Anadarko Petroleum Corp.,
350	6.95%, 06/15/2019	368
100	7.95%, 06/15/2039	135
225	8.70%, 03/15/2019	238
250	ANR Pipeline Co., 9.63%, 11/01/2021	309

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Antero Resources Corp.,
511	5.13%, 12/01/2022	516
2,771	5.38%, 11/01/2021	2,833
775	Apache Corp., 6.90%, 09/15/2018	791
610	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	611
775	Athabasca Oil Corp., (Canada), 9.88%, 02/24/2022 (e)	775
242	Boardwalk Pipelines LP, 4.95%, 12/15/2024	250
	BP Capital Markets plc, (United Kingdom),
325	3.02%, 01/16/2027	310
2,665	3.22%, 04/14/2024	2,644
385	3.25%, 05/06/2022	387
727	3.28%, 09/19/2027	702
1,800	3.54%, 11/04/2024	1,809
1,000	3.59%, 04/14/2027	995
612	3.81%, 02/10/2024	627
11,930	3.99%, 09/26/2023	12,342
515	4.75%, 03/10/2019	527
790	Buckeye Partners LP, (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/2078 (aa)	788
815	Burlington Resources, Inc., 8.20%, 03/15/2025	1,026
2,252	California Resources Corp., 8.00%, 12/15/2022 (e)	1,782
830	Canadian Natural Resources Ltd., (Canada), 6.45%, 06/30/2033	994
	Cenovus Energy, Inc., (Canada),
294	4.45%, 09/15/2042	261
4,000	5.20%, 09/15/2043	3,846
	Cheniere Corpus Christi Holdings LLC,
2,000	5.13%, 06/30/2027	2,023
3,810	5.88%, 03/31/2025	4,029
2,295	7.00%, 06/30/2024	2,568
2,694	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	2,721
3,225	Chesapeake Energy Corp., 8.00%, 01/15/2025 (e)	3,185
	Chevron Corp.,
540	2.36%, 12/05/2022	524
2,500	2.57%, 05/16/2023	2,432
8,845	2.90%, 03/03/2024	8,628
1,550	2.95%, 05/16/2026	1,487
1,243	CNOOC Finance 2015 USA LLC, (China), 3.50%, 05/05/2025	1,212
1,026	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	1,046

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
215	Conoco Funding Co., 7.25%, 10/15/2031	283
	ConocoPhillips,
210	5.90%, 10/15/2032	249
750	6.50%, 02/01/2039	981
410	7.00%, 03/30/2029	514
300	ConocoPhillips Holding Co., 6.95%, 04/15/2029	384
	Continental Resources, Inc.,
3,024	4.38%, 01/15/2028 (e)	2,939
3,078	4.90%, 06/01/2044	2,951
4,979	5.00%, 09/15/2022	5,054
	DCP Midstream Operating LP,
6,084	3.88%, 03/15/2023	5,932
1,116	4.75%, 09/30/2021 (e)	1,135
522	4.95%, 04/01/2022	534
800	6.75%, 09/15/2037 (e)	892
1,400	Denbury Resources, Inc., 9.00%, 05/15/2021 (e)	1,432
	Ecopetrol SA, (Colombia),
969	5.38%, 06/26/2026	1,021
3,550	5.88%, 09/18/2023	3,847
125	Enbridge, Inc., (Canada), 4.50%, 06/10/2044	122
	Encana Corp., (Canada),
150	6.50%, 05/15/2019	156
1,000	6.50%, 08/15/2034	1,188
148	6.63%, 08/15/2037	183
175	7.38%, 11/01/2031	219
	Energy Transfer Equity LP,
1,893	4.25%, 03/15/2023	1,857
3,065	5.50%, 06/01/2027	3,172
3,030	5.88%, 01/15/2024	3,212
	Energy Transfer LP,
1,080	2.50%, 06/15/2018	1,080
14,346	4.75%, 01/15/2026	14,571
200	4.90%, 02/01/2024	207
1,146	5.00%, 10/01/2022	1,197
1,566	6.05%, 06/01/2041	1,639
300	7.50%, 07/01/2038	364
1,210	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	1,296
500	Eni USA, Inc., (United Kingdom), 7.30%, 11/15/2027	608
	EnLink Midstream Partners LP,
841	2.70%, 04/01/2019	836
922	4.15%, 06/01/2025	902

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
1,252	3.35%, 03/15/2023	1,249
1,026	3.70%, 02/15/2026	1,024
582	3.75%, 02/15/2025	585
330	4.95%, 10/15/2054	339
333	5.95%, 02/01/2041	393
375	6.45%, 09/01/2040	464
800	Series J, 5.75%, 03/01/2035	892
	EOG Resources, Inc.,
1,700	4.10%, 02/01/2021	1,746
200	6.88%, 10/01/2018	205
	EP Energy LLC,
620	8.00%, 11/29/2024 (e)	639
4,940	9.38%, 05/01/2024 (e)	3,643
8,004	Frontera Energy Corp., (Colombia), Series AI, 10.00% (cash), 11/02/2021 (v)	8,915
	Gulfport Energy Corp.,
1,000	6.38%, 05/15/2025	986
1,018	6.38%, 01/15/2026 (e)	1,004
5,510	Hess Corp., 6.00%, 01/15/2040	5,842
1,938	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	1,948
5,005	KazMunayGas National Co. JSC, (Kazakhstan), Reg. S, 7.00%, 05/05/2020	5,349
800	Kerr-McGee Corp., 7.88%, 09/15/2031	1,051
500	Marathon Oil Corp., 6.80%, 03/15/2032	597
	MPLX LP,
7,150	4.13%, 03/01/2027	7,091
323	5.20%, 03/01/2047	332
2,303	Murphy Oil Corp., 4.45%, 12/01/2022	2,274
1,500	Newfield Exploration Co., 5.75%, 01/30/2022	1,583
	NGPL PipeCo LLC,
1,900	4.38%, 08/15/2022 (e)	1,895
1,835	4.88%, 08/15/2027 (e)	1,851
1,500	Noble Energy, Inc., 5.25%, 11/15/2043	1,588
	NuStar Logistics LP,
1,425	4.75%, 02/01/2022	1,425
598	5.63%, 04/28/2027	592
1,046	6.75%, 02/01/2021	1,106
	Occidental Petroleum Corp.,
504	2.70%, 02/15/2023	494
2,300	3.40%, 04/15/2026	2,268
500	4.20%, 03/15/2048	496
1,465	ONEOK Partners LP, 6.65%, 10/01/2036	1,759
3,050	ONEOK, Inc., 7.50%, 09/01/2023	3,564

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
790	Parsley Energy LLC, 5.38%, 01/15/2025 (e)	782
	PBF Holding Co. LLC,
533	7.00%, 11/15/2023	554
1,431	7.25%, 06/15/2025	1,481
935	Peabody Energy Corp., 6.00%, 03/31/2022 (e)	958
	Penn Virginia Corp.,
2,000	7.25%, 04/15/2019 (d) (bb)	3
1,000	8.50%, 05/01/2020 (d) (bb)	1
2,200	Pertamina Persero PT, (Indonesia), Reg. S, 6.45%, 05/30/2044	2,500
	Petroamazonas EP, (Ecuador),
1,760	4.63%, 02/16/2020 (e)	1,721
610	4.63%, 11/06/2020 (e)	587
	Petrobras Global Finance BV, (Brazil),
2,050	6.13%, 01/17/2022	2,157
2,980	8.75%, 05/23/2026	3,483
	Petro-Canada, (Canada),
1,215	6.80%, 05/15/2038	1,610
1,937	7.88%, 06/15/2026	2,397
	Petroleos del Peru SA, (Peru),
1,670	4.75%, 06/19/2032 (e)	1,630
1,760	5.63%, 06/19/2047 (e)	1,781
	Petroleos Mexicanos, (Mexico),
333	4.63%, 09/21/2023	335
9,631	(ICE LIBOR USD 3 Month + 3.65%), 5.19%, 03/11/2022 (e) (aa)	10,534
1,500	Reg. S, 5.38%, 03/13/2022	1,569
1,100	5.63%, 01/23/2046	985
3,480	6.35%, 02/12/2048 (e)	3,386
4,018	6.50%, 03/13/2027 (e)	4,288
1,970	6.75%, 09/21/2047	1,997
464	6.75%, 09/21/2047	470
962	6.88%, 08/04/2026	1,057
150	Petroleum Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 9.75%, 08/14/2019	160
1,000	Phillips 66, 4.65%, 11/15/2034	1,050
519	Plains All American Pipeline LP, 3.65%, 06/01/2022	513
	QEP Resources, Inc.,
2,196	5.25%, 05/01/2023	2,179
2,136	5.38%, 10/01/2022	2,168
673	5.63%, 03/01/2026	662
978	6.88%, 03/01/2021	1,042

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Range Resources Corp.,
2,778	5.00%, 08/15/2022	2,736
1,658	5.00%, 03/15/2023	1,621
200	5.75%, 06/01/2021	205
977	Seven Generations Energy Ltd., (Canada), 5.38%, 09/30/2025 (e)	955
1,300	Sinopec Capital Ltd., (China), 3.13%, 04/24/2023 (e)	1,266
	Southwestern Energy Co.,
2,049	6.70%, 01/23/2025	2,008
1,853	7.50%, 04/01/2026	1,872
1,140	Spectra Energy Partners LP, 4.50%, 03/15/2045	1,112
	Statoil ASA, (Norway),
263	2.45%, 01/17/2023	255
2,179	2.65%, 01/15/2024	2,114
790	3.15%, 01/23/2022	793
585	7.15%, 11/15/2025	724
5	Stone Energy Corp., 7.50%, 05/31/2022	6
148	Suncor Energy, Inc., (Canada), 7.15%, 02/01/2032	190
	Sunoco Logistics Partners Operations LP,
464	4.25%, 04/01/2024	466
2,000	5.35%, 05/15/2045	1,939
	Sunoco LP,
1,673	4.88%, 01/15/2023 (e)	1,661
1,161	5.50%, 02/15/2026 (e)	1,161
643	5.88%, 03/15/2028 (e)	645
	Tallgrass Energy Partners LP,
1,605	5.50%, 09/15/2024 (e)	1,653
1,315	5.50%, 01/15/2028 (e)	1,322
	Targa Resources Partners LP,
2,436	4.25%, 11/15/2023	2,375
870	5.00%, 01/15/2028 (e)	845
1,875	5.13%, 02/01/2025	1,868
2,485	5.25%, 05/01/2023	2,521
535	5.38%, 02/01/2027	535
422	TC PipeLines LP, 3.90%, 05/25/2027	410
	TerraForm Power Operating LLC,
1,167	4.25%, 01/31/2023 (e)	1,144
1,468	5.00%, 01/31/2028 (e)	1,421
188	SUB, 6.63%, 06/15/2025 (e)	203
375	Texas Eastern Transmission LP, 3.50%, 01/15/2028 (e)	364
	Tosco Corp.,
500	7.80%, 01/01/2027	645
640	8.13%, 02/15/2030	873

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Total Capital International SA, (France),
3,165	2.75%, 06/19/2021	3,151
10,000	3.70%, 01/15/2024	10,221
	TransCanada PipeLines Ltd., (Canada),
285	2.50%, 08/01/2022	277
340	3.75%, 10/16/2023	348
1,000	6.20%, 10/15/2037	1,238
606	7.25%, 08/15/2038	829
966	TransMontaigne Partners LP, 6.13%, 02/15/2026	978
	Ultra Resources, Inc.,
5,613	6.88%, 04/15/2022 (e)	5,052
3,311	7.13%, 04/15/2025 (e)	2,963
446	Western Gas Partners LP, 5.38%, 06/01/2021	467
	Williams Cos., Inc. (The),
3,310	3.70%, 01/15/2023	3,215
1,304	4.55%, 06/24/2024	1,314
2,545	5.75%, 06/24/2044	2,704
918	7.75%, 06/15/2031	1,135
132	Series A, 7.50%, 01/15/2031	159
8,250	Williams Partners LP, 4.00%, 09/15/2025	8,225
1,490	YPF SA, (Argentina), Reg. S, 8.50%, 03/23/2021	1,628

		328,042

	Total Energy	380,203

	Financials — 8.9%
	Banks — 4.2%
	ABN AMRO Bank NV, (Netherlands),
3,500	2.65%, 01/19/2021 (e)	3,453
15,301	4.75%, 07/28/2025 (e)	15,747
	ANZ New Zealand Int’l Ltd., (New Zealand),
1,200	2.88%, 01/25/2022 (e)	1,179
889	3.45%, 07/17/2027 (e)	864
	Australia & New Zealand Banking Group Ltd., (Australia),
1,000	2.25%, 12/19/2019 (e)	992
8,400	(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	9,187
820	Banco Mercantil del Norte SA, (Mexico), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 07/06/2022 (e) (x) (y) (aa)	852
200	Banco Nacional de Comercio Exterior SNC, (Mexico), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 08/11/2026 (e) (aa)	196

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
1,600	Banco Santander SA, (Spain), 3.13%, 02/23/2023	1,559
	Bank of America Corp.,
1,025	2.50%, 10/21/2022	990
6,915	(ICE LIBOR USD 3 Month + 0.77%), 2.56%, 02/05/2026 (aa)	6,864
1,805	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	1,773
29,213	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	28,584
57	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	57
7,200	3.25%, 10/21/2027	6,844
86	3.30%, 01/11/2023	86
4,000	(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/2026 (aa)	3,907
467	(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e) (aa)	447
1,000	(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 04/24/2028 (aa)	981
1,000	(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/2029 (aa)	1,000
519	4.00%, 04/01/2024	532
7,677	4.00%, 01/22/2025	7,711
473	4.25%, 10/22/2026	477
1,294	4.45%, 03/03/2026	1,323
695	5.65%, 05/01/2018	699
1,710	6.88%, 04/25/2018	1,722
1,500	6.98%, 03/07/2037	1,850
1,225	Series L, 2.25%, 04/21/2020	1,210
1,326	Series L, 3.95%, 04/21/2025	1,324
4,480	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	4,817
	Bank of Montreal, (Canada),
653	1.50%, 07/18/2019	643
2,000	1.75%, 06/15/2021 (e)	1,927
655	2.38%, 01/25/2019	654
	Bank of Nova Scotia (The), (Canada),
1,000	1.65%, 06/14/2019	988
1,725	1.85%, 04/14/2020	1,698
500	1.88%, 09/20/2021 (e)	482
1,000	2.45%, 09/19/2022	968
1,500	2.50%, 01/08/2021	1,482
2,833	Barclays Bank plc, (United Kingdom), 7.63%, 11/21/2022	3,153

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
800	Barclays plc, (United Kingdom), 4.38%, 01/12/2026	801
	BB&T Corp.,
1,500	2.63%, 06/29/2020	1,490
800	2.85%, 10/26/2024	774
500	5.25%, 11/01/2019	519
150	6.85%, 04/30/2019	157
	BNP Paribas SA, (France),
980	3.38%, 01/09/2025 (e)	949
2,000	3.80%, 01/10/2024 (e)	2,005
	BNZ International Funding Ltd., (New Zealand),
1,000	2.10%, 09/14/2021 (e)	964
1,000	2.90%, 02/21/2022 (e)	982
1,350	Caixa Economica Federal, (Brazil), Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 07/23/2024 (aa)	1,387
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.25%, 07/21/2020 (e)	3,285
1,400	Capital One Bank USA NA, 3.38%, 02/15/2023	1,380
	CIT Group, Inc.,
1,846	5.00%, 08/15/2022	1,904
3,704	5.00%, 08/01/2023	3,815
	Citigroup, Inc.,
2,000	2.75%, 04/25/2022	1,957
1,500	2.90%, 12/08/2021	1,481
970	3.70%, 01/12/2026	964
2,500	4.30%, 11/20/2026	2,528
5,000	4.60%, 03/09/2026	5,163
581	(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	603
838	6.63%, 01/15/2028	996
645	6.88%, 06/01/2025	758
1,115	7.00%, 12/01/2025	1,294
813	Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 05/15/2024 (x) (y) (aa)	856
2,062	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	2,137
2,315	Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	2,406
1,545	Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 08/15/2020 (x) (y) (aa)	1,600

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
1,070	Commonwealth Bank of Australia, (Australia), 2.50%, 09/18/2022 (e)	1,038
	Cooperatieve Rabobank UA, (Netherlands),
2,000	2.50%, 01/19/2021	1,967
1,500	2.75%, 01/10/2023	1,462
1,045	3.88%, 02/08/2022	1,068
	Credit Agricole SA, (France),
6,500	2.38%, 07/01/2021 (e)	6,333
5,765	4.38%, 03/17/2025 (e)	5,808
10,811	(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	12,649
250	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 2.75%, 03/26/2020	248
	Danske Bank A/S, (Denmark),
7,000	2.00%, 09/08/2021 (e)	6,708
619	2.70%, 03/02/2022 (e)	604
EUR 3,700	Reg. S, (EUR Swap Annual 5 Year + 5.47%), 5.88%, 04/06/2022 (x) (y) (aa)	5,101
625	Fifth Third Bancorp, 2.88%, 07/27/2020	624
234	Fifth Third Bank, 3.85%, 03/15/2026	232
	HSBC Bank plc, (United Kingdom),
474	1.50%, 05/15/2018 (e)	473
1,045	4.75%, 01/19/2021 (e)	1,095
	HSBC Holdings plc, (United Kingdom),
3,840	2.65%, 01/05/2022	3,741
1,052	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	1,031
13,655	(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/2023 (aa)	13,556
15,869	3.40%, 03/08/2021	15,977
1,250	3.60%, 05/25/2023	1,257
506	3.90%, 05/25/2026	507
1,371	4.00%, 03/30/2022	1,405
6,263	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	6,288
1,333	4.25%, 08/18/2025	1,328
1,006	4.30%, 03/08/2026	1,037
14,265	(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	15,032
	Huntington Bancshares, Inc.,
1,084	2.30%, 01/14/2022	1,043
846	3.15%, 03/14/2021	849
1,155	Huntington National Bank (The), 2.88%, 08/20/2020	1,155
	Industrial & Commercial Bank of China Ltd., (China),
400	2.45%, 10/20/2021	386

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
350	2.96%, 11/08/2022	341
5,857	ING Groep NV, (Netherlands), Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	6,237
	Intesa Sanpaolo SpA, (Italy),
9,315	3.13%, 07/14/2022 (e)	9,057
1,405	3.88%, 07/14/2027 (e)	1,341
650	Itau Unibanco Holding SA, (Brazil), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022 (e) (x) (y) (aa)	655
1,621	KeyBank NA, 3.18%, 05/22/2022	1,603
605	KeyCorp, 2.90%, 09/15/2020	603
2,000	Lloyds Bank plc, (United Kingdom), 2.40%, 03/17/2020	1,975
	Lloyds Banking Group plc, (United Kingdom),
17,105	(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)	16,231
EUR 6,750	Reg. S, (EUR Swap Annual 5 Year + 5.29%), 6.37%, 06/27/2020 (x) (y) (aa)	9,007
	Mitsubishi UFJ Financial Group, Inc., (Japan),
423	2.53%, 09/13/2023	403
2,150	2.67%, 07/25/2022	2,090
413	3.00%, 02/22/2022	407
2,000	Mizuho Financial Group, Inc., (Japan), 4.02%, 03/05/2028	2,000
1,510	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	1,490
	National Australia Bank Ltd., (Australia),
1,000	2.50%, 01/12/2021	986
448	2.50%, 07/12/2026	411
1,848	3.38%, 01/14/2026	1,811
200	National Savings Bank, (Sri Lanka), Reg. S, 8.88%, 09/18/2018	205
	Nordea Bank AB, (Sweden),
886	4.25%, 09/21/2022 (e)	911
8,800	(USD Swap Semi 5 Year + 3.39%), 6.13%, 09/23/2024 (e) (x) (y) (aa)	9,244
	PNC Bank NA,
655	2.15%, 04/29/2021	638
1,000	3.10%, 10/25/2027	955
1,057	PNC Financial Services Group, Inc. (The), 4.38%, 08/11/2020	1,093
2,000	Regions Bank, 2.75%, 04/01/2021	1,987
	Royal Bank of Canada, (Canada),
2,960	1.88%, 02/05/2020	2,920
630	2.00%, 10/01/2018	629

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
308	2.00%, 12/10/2018	307
1,380	2.15%, 03/06/2020	1,363
423	4.65%, 01/27/2026	439
	Royal Bank of Scotland Group plc, (United Kingdom),
2,460	5.13%, 05/28/2024	2,520
900	6.10%, 06/10/2023	961
10,795	6.13%, 12/15/2022	11,513
2,080	(USD Swap Semi 5 Year + 5.80%), 7.50%, 08/10/2020 (x) (y) (aa)	2,181
1,955	(USD Swap Semi 5 Year + 7.60%), 8.62%, 08/15/2021 (x) (y) (aa)	2,160
14,379	Santander UK Group Holdings plc, (United Kingdom), 4.75%, 09/15/2025 (e)	14,588
1,697	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	1,695
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.75%, 03/19/2018 (e)	897
	Societe Generale SA, (France),
16,303	4.25%, 04/14/2025 (e)	16,138
5,000	5.00%, 01/17/2024 (e)	5,213
3,045	(USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	3,281
8,160	(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	9,404
1,545	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	1,519
2,600	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	2,574
2,200	State Savings Bank of Ukraine, (Ukraine), Reg. S, SUB, 9.38%, 03/10/2023	2,324
	Sumitomo Mitsui Financial Group, Inc., (Japan),
1,644	2.78%, 10/18/2022	1,598
3,550	2.78%, 07/12/2022	3,470
1,200	2.85%, 01/11/2022	1,180
3,099	3.10%, 01/17/2023	3,059
1,240	SunTrust Bank, (ICE LIBOR USD 3 Month + 0.30%), 2.59%, 01/29/2021 (aa)	1,234
1,007	TC Ziraat Bankasi A/S, (Turkey), 5.13%, 09/29/2023 (e)	986
	Toronto-Dominion Bank (The), (Canada),
2,852	1.75%, 07/23/2018	2,846
712	2.13%, 07/02/2019	708
453	2.25%, 11/05/2019	450
2,000	2.55%, 01/25/2021	1,982

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
372	(USD Swap Semi 5 Year + 2.21%), 3.62%, 09/15/2031 (aa)	358
1,303	UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	1,267
	US Bancorp,
2,000	7.50%, 06/01/2026	2,482
1,700	Series V, 2.38%, 07/22/2026	1,547
900	Series X, 3.15%, 04/27/2027	865
	Vnesheconombank Via VEB Finance plc, (Russia),
3,600	Reg. S, 6.03%, 07/05/2022	3,856
500	Reg. S, 5.94%, 11/21/2023	544
515	Wachovia Corp., SUB, 7.57%, 08/01/2026	635
	Wells Fargo & Co.,
1,607	2.50%, 03/04/2021	1,577
2,000	2.63%, 07/22/2022	1,943
10,235	3.00%, 10/23/2026	9,652
3,813	3.07%, 01/24/2023	3,759
7,565	3.30%, 09/09/2024	7,450
4,475	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	4,362
403	4.10%, 06/03/2026	404
173	4.30%, 07/22/2027	175
6,372	4.75%, 12/07/2046	6,613
853	5.61%, 01/15/2044	983
5,000	Wells Fargo Bank NA, 2.60%, 01/15/2021	4,940
	Westpac Banking Corp., (Australia),
356	1.60%, 08/19/2019	350
1,281	2.00%, 03/03/2020 (e)	1,262
1,800	2.50%, 06/28/2022	1,750
2,500	2.75%, 01/11/2023	2,437
500	3.40%, 01/25/2028	484
1,000	(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	1,001
942	4.88%, 11/19/2019	974

		505,869

	Capital Markets — 2.1%
508	Ameriprise Financial, Inc., 2.88%, 09/15/2026	481
	Bank of New York Mellon Corp. (The),
510	2.20%, 03/04/2019	508
940	2.45%, 11/27/2020	928
1,291	2.60%, 08/17/2020	1,280
1,930	2.60%, 02/07/2022	1,888

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
500	(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	488
2,500	2.95%, 01/29/2023	2,463
996	3.95%, 11/18/2025	1,021
530	4.60%, 01/15/2020	547
	BlackRock, Inc.,
381	3.38%, 06/01/2022	389
315	3.50%, 03/18/2024	320
485	4.25%, 05/24/2021	506
493	Series 2, 5.00%, 12/10/2019	514
	Blackstone Holdings Finance Co. LLC,
159	4.45%, 07/15/2045 (e)	162
1,000	5.88%, 03/15/2021 (e)	1,079
	Brookfield Finance, Inc., (Canada),
1,265	3.90%, 01/25/2028	1,231
645	4.70%, 09/20/2047	625
226	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	225
750	Charles Schwab Corp. (The), 3.23%, 09/01/2022	748
950	CME Group, Inc., 3.00%, 09/15/2022	948
	Credit Suisse AG, (Switzerland),
889	1.70%, 04/27/2018	888
775	3.00%, 10/29/2021	771
13,621	3.63%, 09/09/2024	13,584
	Credit Suisse Group AG, (Switzerland),
831	(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)	807
8,000	4.28%, 01/09/2028 (e)	8,032
12,300	(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	13,651
1,098	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	1,085
1,850	Deutsche Bank AG, (Germany), 4.25%, 10/14/2021	1,887
	Goldman Sachs Group, Inc. (The),
2,028	2.35%, 11/15/2021	1,961
676	2.60%, 04/23/2020	671
54	2.75%, 09/15/2020	54
1,000	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	980
3,592	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	3,500
11,142	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	10,861
3,245	3.00%, 04/26/2022	3,199

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
1,612	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	1,555
2,566	3.50%, 01/23/2025	2,520
5,000	3.50%, 11/16/2026	4,817
977	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	951
4,789	3.75%, 05/22/2025	4,771
11,830	(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 04/23/2029 (aa)	11,551
664	3.85%, 01/26/2027	655
5,610	(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)	5,421
364	4.25%, 10/21/2025	367
5,000	5.15%, 05/22/2045	5,399
1,104	5.38%, 03/15/2020	1,156
205	7.50%, 02/15/2019	214
48	Series D, 6.00%, 06/15/2020	51
1,500	Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	1,540
1,170	Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	1,196
17,635	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	17,152
565	Intercontinental Exchange, Inc., 2.50%, 10/15/2018	565
	Invesco Finance plc,
390	3.75%, 01/15/2026	393
1,162	4.00%, 01/30/2024	1,198
	Jefferies Group LLC,
950	6.25%, 01/15/2036	1,040
140	6.45%, 06/08/2027	158
275	Legg Mason, Inc., 5.63%, 01/15/2044	296
	Lehman Brothers Holdings, Inc.,
235	3.60%, 03/13/2009 (d)	10
1,000	5.75%, 05/17/2049 (d)	40
295	8.50%, 02/01/2016 (d)	12
	Macquarie Group Ltd., (Australia),
1,200	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	1,152
639	6.25%, 01/14/2021 (e)	689
	Morgan Stanley,
1,932	2.65%, 01/27/2020	1,924
1,200	2.75%, 05/19/2022	1,173
2,500	3.13%, 01/23/2023	2,460

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
5,285	3.13%, 07/27/2026	5,013
2,667	(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/2028 (aa)	2,579
1,000	3.63%, 01/20/2027	980
3,467	3.70%, 10/23/2024	3,465
13,715	(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/2029 (aa)	13,420
4,268	3.88%, 01/27/2026	4,278
2,677	4.00%, 07/23/2025	2,712
750	4.10%, 05/22/2023	764
3,570	4.30%, 01/27/2045	3,569
1,617	5.00%, 11/24/2025	1,722
113	5.50%, 07/24/2020	119
2,779	5.50%, 07/28/2021	2,981
310	5.63%, 09/23/2019	323
1,050	5.75%, 01/25/2021	1,126
1,570	6.63%, 04/01/2018	1,576
1,000	Series F, 3.88%, 04/29/2024	1,011
	MSCI, Inc.,
965	5.25%, 11/15/2024 (e)	986
3,140	5.75%, 08/15/2025 (e)	3,297
193	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	207
740	Northern Trust Co. (The), 6.50%, 08/15/2018	754
1,000	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	962
	State Street Corp.,
700	2.65%, 05/19/2026	653
459	3.10%, 05/15/2023	453
1,364	3.55%, 08/18/2025	1,369
935	3.70%, 11/20/2023	959
953	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	947
	Thomson Reuters Corp., (Canada),
1,960	3.95%, 09/30/2021	1,993
280	4.70%, 10/15/2019	289
	UBS AG, (Switzerland),
10,000	2.38%, 08/14/2019	9,940
17,354	2.45%, 12/01/2020 (e)	17,086
EUR 11,400	UBS Group AG, (Switzerland), Reg. S, (EUR Swap Annual 5 Year + 5.29%), 5.75%, 02/19/2022 (x) (y) (aa)	15,627

		249,868

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — 0.9%
	AerCap Ireland Capital DAC, (Netherlands),
390	3.50%, 05/26/2022	389
10,000	3.95%, 02/01/2022	10,100
	Ally Financial, Inc.,
2,861	4.63%, 05/19/2022	2,907
8,877	4.63%, 03/30/2025	8,921
2,865	8.00%, 11/01/2031	3,553
	American Express Co.,
3,000	3.40%, 02/27/2023	2,994
276	3.63%, 12/05/2024	276
	American Express Credit Corp.,
1,448	2.13%, 03/18/2019	1,442
1,001	2.25%, 08/15/2019	995
250	2.25%, 05/05/2021	244
999	2.38%, 05/26/2020	988
155	2.70%, 03/03/2022	152
1,452	Series F, 2.60%, 09/14/2020	1,439
	American Honda Finance Corp.,
320	2.30%, 09/09/2026	294
1,000	2.60%, 11/16/2022	979
500	2.90%, 02/16/2024	491
835	7.63%, 10/01/2018 (e)	860
	Capital One Financial Corp.,
200	3.20%, 02/05/2025	191
333	3.75%, 04/24/2024	334
840	3.75%, 07/28/2026	802
1,356	4.20%, 10/29/2025	1,345
	Caterpillar Financial Services Corp.,
2,000	1.70%, 08/09/2021	1,918
850	1.93%, 10/01/2021	821
1,242	2.10%, 06/09/2019	1,238
13,965	2.55%, 11/29/2022	13,611
581	2.85%, 06/01/2022	578
906	FirstCash, Inc., 5.38%, 06/01/2024 (e)	934
	Ford Motor Credit Co. LLC,
687	3.22%, 01/09/2022	676
490	3.34%, 03/28/2022	482
	General Motors Financial Co., Inc.,
1,000	3.45%, 01/14/2022	995
580	3.50%, 11/07/2024	559
171	3.70%, 05/09/2023	170
1,000	3.95%, 04/13/2024	998
420	4.00%, 01/15/2025	416
616	4.00%, 10/06/2026	603
1,000	4.30%, 07/13/2025	1,003
7,978	4.35%, 01/17/2027	7,956

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
600	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.62%, 12/21/2065 (e) (aa)	590
	John Deere Capital Corp.,
290	1.70%, 01/15/2020	285
1,500	1.95%, 06/22/2020	1,475
870	2.05%, 03/10/2020	862
500	2.65%, 06/24/2024	482
1,000	2.65%, 06/10/2026	944
17,630	2.70%, 01/06/2023	17,267
150	2.80%, 03/06/2023	147
559	3.35%, 06/12/2024	560
610	Series 0014, 2.45%, 09/11/2020	606
455	PACCAR Financial Corp., 2.80%, 03/01/2021	455
	Springleaf Finance Corp.,
1,791	6.13%, 05/15/2022	1,836
843	8.25%, 12/15/2020	919
	Toyota Motor Credit Corp.,
400	1.55%, 10/18/2019	395
900	2.15%, 09/08/2022	866
720	2.60%, 01/11/2022	710
500	2.70%, 01/11/2023	494
2,980	2.90%, 04/17/2024	2,935

		104,482

	Diversified Financial Services — 0.8%
2,806	ACE Cash Express, Inc., 12.00%, 12/15/2022 (e)	3,045
900	AIG Global Funding, 1.90%, 10/06/2021 (e)	860
475	Berkshire Hathaway, Inc., 3.00%, 02/11/2023	474
800	CK Hutchison International Ltd., (Hong Kong), 2.88%, 04/05/2022 (e)	783
3,140	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	3,062
16,465	EDP Finance BV, (Portugal), 3.63%, 07/15/2024 (e)	16,236
2,000	Federation des Caisses Desjardins du Quebec, (Canada), 2.25%, 10/30/2020 (e)	1,967
	GE Capital International Funding Co. Unlimited Co.,
1,126	2.34%, 11/15/2020	1,101
6,434	3.37%, 11/15/2025	6,184
19,905	4.42%, 11/15/2035	19,546
257	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	255

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
200	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	193
	National Rural Utilities Cooperative Finance Corp.,
350	2.95%, 02/07/2024	343
2,675	3.05%, 02/15/2022	2,677
2,000	3.40%, 02/07/2028	1,967
170	10.38%, 11/01/2018	178
	Nationwide Building Society, (United Kingdom),
800	2.35%, 01/21/2020 (e)	791
8,095	2.45%, 07/27/2021 (e)	7,907
300	4.00%, 09/14/2026 (e)	293
	ORIX Corp., (Japan),
906	2.90%, 07/18/2022	886
1,100	3.25%, 12/04/2024	1,069
	Shell International Finance BV, (Netherlands),
2,545	2.13%, 05/11/2020	2,513
1,098	2.50%, 09/12/2026	1,021
246	2.88%, 05/10/2026	236
4,258	3.75%, 09/12/2046	4,051
656	4.13%, 05/11/2035	677
2,500	4.30%, 09/22/2019	2,564
	Siemens Financieringsmaatschappij NV, (Germany),
2,150	2.00%, 09/15/2023 (e)	2,015
9,900	2.35%, 10/15/2026 (e)	9,012
756	2.90%, 05/27/2022 (e)	750

		92,656

	Insurance — 0.6%
651	Allstate Corp. (The), 3.15%, 06/15/2023	650
	American International Group, Inc.,
1,500	2.30%, 07/16/2019	1,490
2,041	3.88%, 01/15/2035	1,929
1,200	4.70%, 07/10/2035	1,246
3,750	4.80%, 07/10/2045	3,900
240	Aon Corp., 6.25%, 09/30/2040	299
	Arch Capital Finance LLC,
386	4.01%, 12/15/2026	390
918	5.03%, 12/15/2046	1,004
	Athene Global Funding,
1,407	2.75%, 04/20/2020 (e)	1,396
577	3.00%, 07/01/2022 (e)	562
883	4.00%, 01/25/2022 (e)	894

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — continued
500	Berkshire Hathaway Finance Corp., 5.75%, 01/15/2040	624
315	Chubb Corp. (The), 5.75%, 05/15/2018	317
2,067	Chubb INA Holdings, Inc., 2.88%, 11/03/2022	2,050
373	CNA Financial Corp., 3.95%, 05/15/2024	379
2,015	CNO Financial Group, Inc., 5.25%, 05/30/2025	2,045
1,000	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	978
900	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	876
271	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	277
	Jackson National Life Global Funding,
1,775	1.88%, 10/15/2018 (e)	1,770
400	2.20%, 01/30/2020 (e)	396
4,000	2.50%, 06/27/2022 (e)	3,886
575	3.25%, 01/30/2024 (e)	571
	Liberty Mutual Group, Inc.,
1,000	6.50%, 03/15/2035 (e)	1,227
375	6.50%, 05/01/2042 (e)	473
100	7.00%, 03/15/2034 (e)	126
920	7.80%, 03/15/2037 (e)	1,143
1,100	Lincoln National Corp., 3.35%, 03/09/2025	1,078
2,684	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	2,745
	Marsh & McLennan Cos., Inc.,
1,271	2.35%, 03/06/2020	1,260
433	2.75%, 01/30/2022	426
152	Massachusetts Mutual Life Insurance Co., 5.38%, 12/01/2041 (e)	174
	MassMutual Global Funding II,
2,085	2.50%, 10/17/2022 (e)	2,026
2,000	2.75%, 06/22/2024 (e)	1,923
	MetLife, Inc.,
1,592	3.60%, 11/13/2025	1,595
869	4.13%, 08/13/2042	862
700	6.38%, 06/15/2034	888
	Metropolitan Life Global Funding I,
924	1.55%, 09/13/2019 (e)	910
400	2.30%, 04/10/2019 (e)	399
1,820	3.00%, 01/10/2023 (e)	1,796
649	3.88%, 04/11/2022 (e)	665
	Nationwide Mutual Insurance Co.,
1,465	7.88%, 04/01/2033 (e)	1,985
1,200	9.38%, 08/15/2039 (e)	1,930

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
	New York Life Global Funding,
1,600	1.70%, 09/14/2021 (e)	1,530
968	1.95%, 02/11/2020 (e)	954
2,039	2.15%, 06/18/2019 (e)	2,028
2,831	3.00%, 01/10/2028 (e)	2,701
303	New York Life Insurance Co., 6.75%, 11/15/2039 (e)	412
800	OneBeacon US Holdings, Inc., 4.60%, 11/09/2022	812
397	Pacific Life Insurance Co., (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (e) (aa)	371
	Pricoa Global Funding I,
1,489	1.60%, 05/29/2018 (e)	1,486
1,337	2.20%, 06/03/2021 (e)	1,306
	Principal Life Global Funding II,
744	2.25%, 10/15/2018 (e)	744
586	3.00%, 04/18/2026 (e)	557
	Prudential Financial, Inc.,
2,259	3.91%, 12/07/2047 (e)	2,142
205	5.38%, 06/21/2020	216
150	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	189
	Teachers Insurance & Annuity Association of America,
800	4.27%, 05/15/2047 (e)	796
500	4.90%, 09/15/2044 (e)	545
700	Travelers Property Casualty Corp., 7.75%, 04/15/2026	887

		69,236

	Thrifts & Mortgage Finance — 0.3%
	BPCE SA, (France),
18,570	2.75%, 01/11/2023 (e)	18,004
250	3.38%, 12/02/2026	242
1,100	3.50%, 10/23/2027 (e)	1,042
2,950	5.15%, 07/21/2024 (e)	3,100
2,000	5.70%, 10/22/2023 (e)	2,161
	Ladder Capital Finance Holdings LLLP,
1,815	5.25%, 03/15/2022 (e)	1,829
607	5.25%, 10/01/2025 (e)	590
	Quicken Loans, Inc.,
3,604	5.25%, 01/15/2028 (e)	3,478
4,342	5.75%, 05/01/2025 (e)	4,375

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Thrifts & Mortgage Finance — continued
	Radian Group, Inc.,
1,515	4.50%, 10/01/2024	1,512
783	7.00%, 03/15/2021	855

		37,188

	Total Financials	1,059,299

	Health Care — 1.4%
	Biotechnology — 0.2%
	AbbVie, Inc.,
1,523	2.00%, 11/06/2018	1,519
600	3.20%, 05/14/2026	573
500	3.60%, 05/14/2025	494
4,305	4.40%, 11/06/2042	4,284
	Amgen, Inc.,
640	3.63%, 05/15/2022	649
558	4.56%, 06/15/2048	561
1,000	4.66%, 06/15/2051	1,009
700	Biogen, Inc., 2.90%, 09/15/2020	699
	Gilead Sciences, Inc.,
500	1.85%, 09/20/2019	494
441	2.50%, 09/01/2023	423
1,700	3.25%, 09/01/2022	1,700
680	3.50%, 02/01/2025	677
1,546	3.65%, 03/01/2026	1,543
1,106	3.70%, 04/01/2024	1,123
4,850	4.15%, 03/01/2047	4,684

		20,432

	Health Care Equipment & Supplies — 0.1%
400	Becton Dickinson and Co., 6.00%, 05/15/2039	450
1,600	Covidien International Finance SA, 4.20%, 06/15/2020	1,648
400	Danaher Corp., 3.35%, 09/15/2025	402
	Hologic, Inc.,
1,989	4.38%, 10/15/2025 (e)	1,942
1,143	4.63%, 02/01/2028 (e)	1,103
2,414	Mallinckrodt International Finance SA, 3.50%, 04/15/2018	2,396
	Medtronic, Inc.,
1,500	3.50%, 03/15/2025	1,498
2,001	4.38%, 03/15/2035	2,118
217	4.63%, 03/15/2045	235
350	Stryker Corp., 4.10%, 04/01/2043	341
	Teleflex, Inc.,
1,294	4.63%, 11/15/2027	1,262

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
659	4.88%, 06/01/2026	652
1,755	5.25%, 06/15/2024	1,799

		15,846

	Health Care Providers & Services — 0.6%
	Aetna, Inc.,
546	2.80%, 06/15/2023	524
224	4.50%, 05/15/2042	220
	Anthem, Inc.,
577	3.13%, 05/15/2022	573
1,505	3.30%, 01/15/2023	1,493
687	Ascension Health, 3.95%, 11/15/2046	687
	Cardinal Health, Inc.,
815	2.40%, 11/15/2019	811
900	3.41%, 06/15/2027	846
	Centene Corp.,
1,884	4.75%, 05/15/2022	1,916
2,466	4.75%, 01/15/2025	2,452
1,845	5.63%, 02/15/2021	1,889
1,960	6.13%, 02/15/2024	2,058
	Community Health Systems, Inc.,
1,660	5.13%, 08/01/2021	1,531
4,012	6.25%, 03/31/2023	3,651
3,990	6.88%, 02/01/2022	2,593
2,365	7.13%, 07/15/2020	1,990
2,140	8.00%, 11/15/2019	2,001
	Express Scripts Holding Co.,
198	3.00%, 07/15/2023	191
1,250	3.50%, 06/15/2024	1,226
1,000	4.50%, 02/25/2026	1,030
	HCA, Inc.,
947	3.75%, 03/15/2019	953
1,050	4.25%, 10/15/2019	1,063
1,420	4.50%, 02/15/2027	1,386
1,176	4.75%, 05/01/2023	1,197
2,050	5.00%, 03/15/2024	2,089
950	5.25%, 04/15/2025	976
725	5.25%, 06/15/2026	743
1,352	5.38%, 02/01/2025	1,374
2,170	5.50%, 06/15/2047	2,143
2,557	5.88%, 03/15/2022	2,710
2,480	5.88%, 05/01/2023	2,608
1,885	6.50%, 02/15/2020	1,984
400	Kaiser Foundation Hospitals, 3.50%, 04/01/2022	406

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
	LifePoint Health, Inc.,
319	5.38%, 05/01/2024	312
1,216	5.50%, 12/01/2021	1,225
1,250	Magellan Health, Inc., 4.40%, 09/22/2024	1,238
	Memorial Sloan-Kettering Cancer Center,
225	4.13%, 07/01/2052	223
785	Series 2015, 4.20%, 07/01/2055	798
666	Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/2048	642
363	Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/2026	340
	Tenet Healthcare Corp.,
2,668	4.38%, 10/01/2021	2,655
2,223	4.50%, 04/01/2021	2,230
5,072	4.63%, 07/15/2024 (e)	4,853
210	4.75%, 06/01/2020	213
1,100	5.13%, 05/01/2025 (e)	1,067
1,017	6.00%, 10/01/2020	1,058
1,075	Texas Health Resources, 4.33%, 11/15/2055	1,095
	UnitedHealth Group, Inc.,
125	2.75%, 02/15/2023	123
1,500	2.88%, 12/15/2021	1,494
806	3.38%, 11/15/2021	816
98	4.63%, 07/15/2035	108
3,725	WellCare Health Plans, Inc., 5.25%, 04/01/2025	3,770

		71,574

	Health Care Technology — 0.0% (g)
	Quintiles IMS, Inc.,
1,615	4.88%, 05/15/2023 (e)	1,659
1,915	5.00%, 10/15/2026 (e)	1,921

		3,580

	Life Sciences Tools & Services — 0.0% (g)
628	Thermo Fisher Scientific, Inc., 3.15%, 01/15/2023	621

	Pharmaceuticals — 0.5%
13,387	Allergan Funding SCS, 4.55%, 03/15/2035	13,358
500	Allergan, Inc., 2.80%, 03/15/2023	482
1,100	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	1,091
	Concordia International Corp., (Canada),
7,306	7.00%, 04/15/2023 (d) (e)	658
6,678	9.00%, 04/01/2022 (e)	6,110

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
	Endo Dac,
1,336	5.88%, 10/15/2024 (e)	1,346
5,345	6.00%, 02/01/2025 (e)	3,832
	GlaxoSmithKline Capital, Inc., (United Kingdom),
400	5.38%, 04/15/2034	468
920	6.38%, 05/15/2038	1,221
	Johnson & Johnson,
2,000	2.45%, 03/01/2026	1,880
1,004	2.63%, 01/15/2025	972
926	3.40%, 01/15/2038	887
562	Merck & Co., Inc., 2.80%, 05/18/2023	556
2,705	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	2,734
1,500	Pfizer, Inc., 2.75%, 06/03/2026	1,429
745	Pharmacia LLC, 6.60%, 12/01/2028	943
450	Roche Holdings, Inc., (Switzerland), 2.25%, 09/30/2019 (e)	448
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
1,450	3.15%, 10/01/2026	1,176
708	3.15%, 10/01/2026	574
	Valeant Pharmaceuticals International, Inc.,
5,517	5.50%, 11/01/2025 (e)	5,458
1,895	5.88%, 05/15/2023 (e)	1,684
1,536	6.50%, 03/15/2022 (e)	1,597
4,492	7.00%, 03/15/2024 (e)	4,734
3,965	7.25%, 07/15/2022 (e)	3,856
1,530	9.00%, 12/15/2025 (e)	1,533

		59,027

	Total Health Care	171,080

	Industrials — 1.8%
	Aerospace & Defense — 0.3%
589	Airbus Finance BV, (France), 2.70%, 04/17/2023 (e)	577
	Airbus SE, (France),
655	3.15%, 04/10/2027 (e)	639
150	3.95%, 04/10/2047 (e)	149
	Arconic, Inc.,
2,920	5.13%, 10/01/2024	3,011
1,581	5.40%, 04/15/2021	1,644
351	5.72%, 02/23/2019	363
3,364	5.87%, 02/23/2022	3,566
1,350	5.90%, 02/01/2027	1,451
1,432	5.95%, 02/01/2037	1,529
3,265	6.75%, 01/15/2028	3,722

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — continued
145	BAE Systems Holdings, Inc., (United Kingdom), 6.38%, 06/01/2019 (e)	151
400	Boeing Co. (The), 6.13%, 02/15/2033	512
308	General Dynamics Corp., 1.88%, 08/15/2023	288
	Lockheed Martin Corp.,
600	3.80%, 03/01/2045	564
1,311	4.07%, 12/15/2042	1,291
188	4.09%, 09/15/2052	182
1,000	Orbital ATK, Inc., 5.50%, 10/01/2023	1,047
3,035	Precision Castparts Corp., 3.25%, 06/15/2025	3,018
280	Raytheon Co., 3.15%, 12/15/2024	278
4,986	Rockwell Collins, Inc., 4.35%, 04/15/2047	4,976
2,471	United Technologies Corp., 4.50%, 06/01/2042	2,529

		31,487

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.37%, 04/01/2030	324
1,700	United Parcel Service, Inc., 2.80%, 11/15/2024	1,639
	XPO Logistics, Inc.,
180	6.13%, 09/01/2023 (e)	187
725	6.50%, 06/15/2022 (e)	753

		2,903

	Airlines — 0.1%
1,375	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	1,402
	United Continental Holdings, Inc.,
1,287	4.25%, 10/01/2022	1,283
2,810	5.00%, 02/01/2024	2,796

		5,481

	Building Products — 0.2%
915	American Woodmark Corp., 4.88%, 03/15/2026 (e)	908
200	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	193
4,553	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e)	4,211
	James Hardie International Finance DAC, (Ireland),
1,065	4.75%, 01/15/2025 (e)	1,055
865	5.00%, 01/15/2028 (e)	856

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Building Products — continued
	Jeld-Wen, Inc.,
779	4.63%, 12/15/2025 (e)	762
695	4.88%, 12/15/2027 (e)	674
	Johnson Controls International plc,
453	3.90%, 02/14/2026	459
1,390	5.70%, 03/01/2041	1,599
323	SUB, 3.62%, 07/02/2024	326
1,180	SUB, 4.95%, 07/02/2064	1,228
2,775	Masco Corp., 4.50%, 05/15/2047	2,679
6,180	Owens Corning, 4.30%, 07/15/2047	5,686
	Standard Industries, Inc.,
3,335	4.75%, 01/15/2028 (e)	3,202
355	5.38%, 11/15/2024 (e)	363
3,060	6.00%, 10/15/2025 (e)	3,232
330	Summit Materials LLC, 5.13%, 06/01/2025 (e)	330

		27,763

	Commercial Services & Supplies — 0.2%
1,633	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	1,641
	ADT Corp. (The),
1,750	3.50%, 07/15/2022	1,671
7,360	4.13%, 06/15/2023	7,158
	Aramark Services, Inc.,
1,603	5.00%, 02/01/2028 (e)	1,597
1,062	5.13%, 01/15/2024	1,083
1,200	Brambles USA, Inc., (Australia), 5.35%, 04/01/2020 (e)	1,254
1,500	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	1,421
1,858	Covanta Holding Corp., 5.88%, 03/01/2024	1,863
5,334	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.37%, 12/21/2065 (e) (aa)	5,267
790	Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/2021 (e)	808
1,552	Nielsen Finance LLC, 5.00%, 04/15/2022 (e)	1,571
	Republic Services, Inc.,
245	2.90%, 07/01/2026	231
348	3.55%, 06/01/2022	351
190	4.75%, 05/15/2023	202

		26,118

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc., (Switzerland),
303	2.88%, 05/08/2022	302
326	4.38%, 05/08/2042	336

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction & Engineering — continued
	AECOM,
4,601	5.13%, 03/15/2027	4,456
791	5.88%, 10/15/2024	824
360	Fluor Corp., 3.38%, 09/15/2021	364
3,720	MasTec, Inc., 4.88%, 03/15/2023	3,711
620	Mexico City Airport Trust, (Mexico), 5.50%, 07/31/2047 (e)	581
3,588	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	3,767

		14,341

	Electrical Equipment — 0.1%
	Eaton Corp.,
900	2.75%, 11/02/2022	882
550	5.60%, 05/15/2018	554
2,547	EnerSys, 5.00%, 04/30/2023 (e)	2,604
	Sensata Technologies BV,
1,000	4.88%, 10/15/2023 (e)	1,015
554	5.00%, 10/01/2025 (e)	558
1,303	5.63%, 11/01/2024 (e)	1,393

		7,006

	Industrial Conglomerates — 0.1%
	General Electric Co.,
251	2.70%, 10/09/2022	243
215	3.15%, 09/07/2022	213
250	3.45%, 05/15/2024	246
85	5.30%, 02/11/2021	90
94	5.50%, 01/08/2020	98
1,110	5.88%, 01/14/2038	1,300
JPY 100,000	Series 15BR, 2.22%, 11/20/2020	986
8,825	Roper Technologies, Inc., 3.80%, 12/15/2026	8,846

		12,022

	Machinery — 0.1%
1,515	Briggs & Stratton Corp., 6.88%, 12/15/2020	1,659
	Caterpillar, Inc.,
198	2.60%, 06/26/2022	194
680	3.80%, 08/15/2042	677
	Illinois Tool Works, Inc.,
1,999	3.90%, 09/01/2042	2,021
105	4.88%, 09/15/2041	120
120	Ingersoll-Rand Co., 7.20%, 06/01/2025	131
	Oshkosh Corp.,
1,400	5.38%, 03/01/2022	1,441
220	5.38%, 03/01/2025	229

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — continued
	Parker-Hannifin Corp.,
438	3.30%, 11/21/2024	435
440	6.25%, 05/15/2038	565
951	Tennant Co., 5.63%, 05/01/2025	975
1,749	Terex Corp., 5.63%, 02/01/2025 (e)	1,766
443	Wabash National Corp., 5.50%, 10/01/2025 (e)	439

		10,652

	Professional Services — 0.1%
2,091	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	2,112
661	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	656
	IHS Markit Ltd.,
1,678	4.00%, 03/01/2026 (e)	1,627
1,408	4.75%, 02/15/2025 (e)	1,440

		5,835

	Road & Rail — 0.3%
	Ashtead Capital, Inc., (United Kingdom),
317	4.13%, 08/15/2025 (e)	310
4,310	5.63%, 10/01/2024 (e)	4,493
575	Avis Budget Car Rental LLC, 5.25%, 03/15/2025 (e)	555
	Burlington Northern Santa Fe LLC,
162	3.00%, 03/15/2023	162
2,500	3.05%, 09/01/2022	2,504
510	4.38%, 09/01/2042	531
1,630	4.70%, 09/01/2045	1,781
750	6.15%, 05/01/2037	952
1,150	6.70%, 08/01/2028	1,438
100	7.08%, 05/13/2029	126
	Canadian Pacific Railway Co., (Canada),
1,680	4.50%, 01/15/2022	1,754
1,456	6.13%, 09/15/2115	1,787
165	7.25%, 05/15/2019	174
280	9.45%, 08/01/2021	335
	CSX Corp.,
583	3.25%, 06/01/2027	557
284	3.95%, 05/01/2050	264
	DAE Funding LLC, (United Arab Emirates),
1,212	4.50%, 08/01/2022 (e)	1,176
2,253	5.00%, 08/01/2024 (e)	2,179
	ERAC USA Finance LLC,
470	2.70%, 11/01/2023 (e)	450

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — continued
200	3.30%, 10/15/2022 (e)	199
800	6.70%, 06/01/2034 (e)	983
291	7.00%, 10/15/2037 (e)	376
460	JB Hunt Transport Services, Inc., 3.85%, 03/15/2024	462
521	Kazakhstan Temir Zholy National Co. JSC, (Kazakhstan), 4.85%, 11/17/2027 (e)	521
	Norfolk Southern Corp.,
462	2.90%, 02/15/2023	456
1,415	3.25%, 12/01/2021	1,426
500	4.05%, 08/15/2052 (e)	480
	Park Aerospace Holdings Ltd., (Ireland),
1,950	4.50%, 03/15/2023 (e)	1,882
3,857	5.25%, 08/15/2022 (e)	3,862
3,739	5.50%, 02/15/2024 (e)	3,757
1,767	Penske Truck Leasing Co. LP, 3.38%, 02/01/2022 (e)	1,766
	Ryder System, Inc.,
500	2.45%, 11/15/2018	500
325	2.45%, 09/03/2019	324
840	2.65%, 03/02/2020	836
	Union Pacific Corp.,
180	2.75%, 04/15/2023	177
82	3.60%, 09/15/2037	79
100	4.10%, 09/15/2067	97
161	4.16%, 07/15/2022	168
283	4.30%, 06/15/2042	297

		40,176

	Trading Companies & Distributors — 0.2%
1,593	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	1,545
242	Air Lease Corp., 3.25%, 03/01/2025	232
	Aircastle Ltd.,
875	4.13%, 05/01/2024	863
1,196	5.00%, 04/01/2023	1,233
1,647	5.13%, 03/15/2021	1,692
475	5.50%, 02/15/2022	494
213	6.25%, 12/01/2019	222
1,885	7.63%, 04/15/2020	2,027
	Aviation Capital Group LLC,
1,000	2.88%, 01/20/2022 (e)	979
2,000	3.50%, 11/01/2027 (e)	1,887
600	BOC Aviation Ltd., (Singapore), 2.75%, 09/18/2022 (e)	576
690	Fly Leasing Ltd., (Ireland), 5.25%, 10/15/2024	682

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
1,000	International Lease Finance Corp., 8.63%, 01/15/2022	1,181
	United Rentals North America, Inc.,
2,178	4.63%, 07/15/2023	2,227
1,004	4.63%, 10/15/2025	979
4,065	4.88%, 01/15/2028	3,963
305	5.50%, 07/15/2025	314
1,305	5.50%, 05/15/2027	1,336
1,220	5.75%, 11/15/2024	1,263
1,040	5.88%, 09/15/2026	1,092
1,725	WESCO Distribution, Inc., 5.38%, 06/15/2024	1,729
520	WW Grainger, Inc., 4.60%, 06/15/2045	551

		27,067

	Total Industrials	210,851

	Information Technology — 2.1%
	Communications Equipment — 0.2%
9,495	Avaya, Inc., 7.00%, 04/01/2019 (d) (bb)	1
	Cisco Systems, Inc.,
3,751	3.00%, 06/15/2022	3,754
500	5.50%, 01/15/2040	623
375	5.90%, 02/15/2039	488
	CommScope Technologies LLC,
1,260	5.00%, 03/15/2027 (e)	1,229
2,355	6.00%, 06/15/2025 (e)	2,432
3,050	CommScope, Inc., 5.50%, 06/15/2024 (e)	3,107
614	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	421
	Nokia OYJ, (Finland),
1,260	3.38%, 06/12/2022	1,225
1,955	4.38%, 06/12/2027	1,877
239	5.38%, 05/15/2019	244
2,046	6.63%, 05/15/2039	2,223
1,373	Plantronics, Inc., 5.50%, 05/31/2023 (e)	1,376

		19,000

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.50%, 03/01/2023	1,439
	Arrow Electronics, Inc.,
221	3.88%, 01/12/2028	215
653	4.00%, 04/01/2025	648
	CDW LLC,
1,000	5.00%, 09/01/2023	1,015
2,733	5.00%, 09/01/2025	2,757
500	5.50%, 12/01/2024	521

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electronic Equipment, Instruments & Components — continued
1,729	Itron, Inc., 5.00%, 01/15/2026 (e)	1,720

		8,315

	Internet Software & Services — 0.0% (g)
220	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	210
1,742	eBay, Inc., 3.45%, 08/01/2024	1,724
395	Match Group, Inc., 5.00%, 12/15/2027 (e)	398
1,585	Tencent Holdings Ltd., (China), 3.60%, 01/19/2028 (e)	1,533
1,842	VeriSign, Inc., 4.75%, 07/15/2027	1,796

		5,661

	IT Services — 0.2%
3,884	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	3,899
517	DXC Technology Co., 4.25%, 04/15/2024	528
	First Data Corp.,
6,980	5.00%, 01/15/2024 (e)	7,023
337	5.38%, 08/15/2023 (e)	343
500	5.75%, 01/15/2024 (e)	509
449	Gartner, Inc., 5.13%, 04/01/2025 (e)	460
	IBM Credit LLC,
1,000	2.65%, 02/05/2021	994
2,000	3.00%, 02/06/2023	1,981
	Visa, Inc.,
1,350	2.80%, 12/14/2022	1,333
760	4.15%, 12/14/2035	801
	Western Union Co. (The),
1,200	3.60%, 03/15/2022	1,199
300	6.20%, 06/21/2040	306

		19,376

	Semiconductors & Semiconductor Equipment — 0.4%
563	Analog Devices, Inc., 4.50%, 12/05/2036	581
	Broadcom Corp.,
2,108	3.63%, 01/15/2024	2,056
6,535	3.88%, 01/15/2027	6,268
465	Entegris, Inc., 4.63%, 02/10/2026 (e)	457
	Intel Corp.,
825	2.60%, 05/19/2026	777
565	2.88%, 05/11/2024	552
605	3.10%, 07/29/2022	611
11,826	3.70%, 07/29/2025	12,064
1,115	3.73%, 12/08/2047 (e)	1,070

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	Micron Technology, Inc.,
809	5.25%, 01/15/2024 (e)	829
739	5.50%, 02/01/2025	767
	NXP BV, (Netherlands),
798	4.13%, 06/15/2020 (e)	812
3,386	4.13%, 06/01/2021 (e)	3,446
1,485	4.63%, 06/15/2022 (e)	1,530
500	5.75%, 03/15/2023 (e)	514
	Qorvo, Inc.,
1,307	6.75%, 12/01/2023	1,386
300	7.00%, 12/01/2025	326
	QUALCOMM, Inc.,
139	2.60%, 01/30/2023	133
3,000	2.90%, 05/20/2024	2,837
1,003	3.25%, 05/20/2027	938
2,328	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	2,468
1,000	Texas Instruments, Inc., 2.90%, 11/03/2027	954
2,074	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	2,167

		43,543

	Software — 0.7%
488	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	538
2,018	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	2,089
	Microsoft Corp.,
25	2.38%, 02/12/2022	24
11	2.38%, 05/01/2023	11
5,000	2.40%, 08/08/2026	4,644
5,265	2.65%, 11/03/2022	5,194
1,045	2.88%, 02/06/2024	1,029
3,000	3.13%, 11/03/2025	2,960
446	3.30%, 02/06/2027	441
2,000	3.45%, 08/08/2036	1,939
4,989	3.50%, 02/12/2035	4,898
870	4.10%, 02/06/2037	914
435	4.20%, 11/03/2035	464
2,575	4.45%, 11/03/2045	2,817
595	4.50%, 10/01/2040	658
762	4.50%, 02/06/2057	837
3,150	Nuance Communications, Inc., 5.63%, 12/15/2026	3,189
	Open Text Corp., (Canada),
787	5.63%, 01/15/2023 (e)	820

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — continued
3,306	5.88%, 06/01/2026 (e)	3,438
	Oracle Corp.,
495	2.40%, 09/15/2023	473
787	2.50%, 05/15/2022	769
1,821	2.50%, 10/15/2022	1,777
20,150	2.63%, 02/15/2023	19,654
1,000	2.95%, 11/15/2024	971
1,500	3.90%, 05/15/2035	1,487
9,500	4.00%, 07/15/2046	9,387
4,818	4.30%, 07/08/2034	5,083
5,215	4.38%, 05/15/2055	5,433
241	5.38%, 07/15/2040	289
4,106	Symantec Corp., 5.00%, 04/15/2025 (e)	4,189

		86,416

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
2,348	2.15%, 02/09/2022	2,279
703	2.40%, 05/03/2023	680
1,000	2.50%, 02/09/2025	944
2,580	2.70%, 05/13/2022	2,568
3,000	2.75%, 01/13/2025	2,881
1,270	2.85%, 05/06/2021	1,272
3,500	2.90%, 09/12/2027	3,312
2,702	3.00%, 02/09/2024	2,667
1,875	3.00%, 06/20/2027	1,796
1,143	3.20%, 05/11/2027	1,114
372	3.25%, 02/23/2026	366
9,173	3.35%, 02/09/2027	9,040
2,500	3.75%, 09/12/2047	2,382
7,945	3.85%, 08/04/2046	7,677
1,123	4.50%, 02/23/2036	1,224
	Dell International LLC,
2,721	5.88%, 06/15/2021 (e)	2,782
5,489	6.02%, 06/15/2026 (e)	5,872
4,186	7.13%, 06/15/2024 (e)	4,521
5,708	EMC Corp., 3.38%, 06/01/2023	5,257
6,668	Western Digital Corp., 4.75%, 02/15/2026	6,718

		65,352

	Total Information Technology	247,663

	Materials — 1.4%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
511	4.13%, 03/15/2035	498
1,875	5.25%, 01/15/2045	2,038

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
	Air Liquide Finance SA, (France),
1,325	1.75%, 09/27/2021 (e)	1,270
14,795	2.25%, 09/27/2023 (e)	14,028
610	Axalta Coating Systems LLC, 4.88%, 08/15/2024 (e)	613
2,445	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	2,916
	CF Industries, Inc.,
2,250	3.45%, 06/01/2023	2,180
2,576	4.50%, 12/01/2026 (e)	2,621
2,190	5.15%, 03/15/2034	2,146
1,455	Chemours Co. (The), 6.63%, 05/15/2023	1,530
1,900	Chevron Phillips Chemical Co. LLC, 3.70%, 06/01/2028 (e)	1,891
512	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	519
121	Dow Chemical Co. (The), 3.00%, 11/15/2022	119
	Ecolab, Inc.,
892	2.25%, 01/12/2020	884
1,027	3.25%, 01/14/2023	1,028
	EI du Pont de Nemours & Co.,
851	4.90%, 01/15/2041	915
625	6.50%, 01/15/2028	767
812	Hexion, Inc., 6.63%, 04/15/2020	755
600	Huntsman International LLC, 5.13%, 11/15/2022	620
2,245	Ingevity Corp., 4.50%, 02/01/2026 (e)	2,194
328	Koppers, Inc., 6.00%, 02/15/2025 (e)	339
705	Monsanto Co., 4.70%, 07/15/2064	701
	Mosaic Co. (The),
429	4.88%, 11/15/2041	407
364	5.45%, 11/15/2033	385
3,200	OCP SA, (Morocco), Reg. S, 5.63%, 04/25/2024	3,364
946	Olin Corp., 5.13%, 09/15/2027	931
2,089	PolyOne Corp., 5.25%, 03/15/2023	2,110
450	PPG Industries, Inc., 3.20%, 03/15/2023	448
685	Praxair, Inc., 2.65%, 02/05/2025	658
	Scotts Miracle-Gro Co. (The),
1,893	5.25%, 12/15/2026	1,916
375	6.00%, 10/15/2023	392
1,305	Union Carbide Corp., 7.75%, 10/01/2096	1,680
2,847	Valvoline, Inc., 4.38%, 08/15/2025	2,783
1,129	Venator Finance SARL, 5.75%, 07/15/2025 (e)	1,149
100	WR Grace & Co.-Conn, 5.63%, 10/01/2024 (e)	105

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
300	WR Grace & Co.-Conn., 5.13%, 10/01/2021 (e)	311

		57,211

	Construction Materials — 0.1%
	Cemex SAB de CV, (Mexico),
470	5.70%, 01/11/2025 (e)	487
555	6.13%, 05/05/2025 (e)	585
7,675	7.75%, 04/16/2026 (e)	8,523
1,249	CRH America, Inc., (Ireland), 5.13%, 05/18/2045 (e)	1,377
1,359	US Concrete, Inc., 6.38%, 06/01/2024	1,444
2,200	Votorantim Cimentos SA, (Brazil), Reg. S, 7.25%, 04/05/2041	2,336

		14,752

	Containers & Packaging — 0.2%
	Ardagh Packaging Finance plc, (Ireland),
2,200	4.25%, 09/15/2022 (e)	2,192
1,300	4.63%, 05/15/2023 (e)	1,298
	Ball Corp.,
800	4.00%, 11/15/2023	792
1,150	5.00%, 03/15/2022	1,193
3,690	5.25%, 07/01/2025	3,875
825	Berry Global, Inc., 4.50%, 02/15/2026 (e)	802
	Cascades, Inc., (Canada),
256	5.50%, 07/15/2022 (e)	260
368	5.75%, 07/15/2023 (e)	376
	Crown Americas LLC,
1,350	4.25%, 09/30/2026	1,279
855	4.75%, 02/01/2026 (e)	842
465	Graphic Packaging International LLC, 4.88%, 11/15/2022	479
1,243	OI European Group BV, 4.00%, 03/15/2023 (e)	1,203
2,917	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	2,957
	Sealed Air Corp.,
2,365	5.13%, 12/01/2024 (e)	2,436
1,250	5.25%, 04/01/2023 (e)	1,278
1,300	5.50%, 09/15/2025 (e)	1,360

		22,622

	Metals & Mining — 0.6%
	Alcoa Nederland Holding BV,
1,784	6.75%, 09/30/2024 (e)	1,913
280	7.00%, 09/30/2026 (e)	303

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
	ArcelorMittal, (Luxembourg),
1,275	5.75%, 03/01/2021	1,339
1,940	6.13%, 06/01/2025	2,137
1,397	6.50%, 02/25/2022	1,519
1,300	7.00%, 03/01/2041	1,579
2,151	7.25%, 10/15/2039	2,656
1,000	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	1,152
1,387	BlueScope Steel Finance Ltd., (Australia), 6.50%, 05/15/2021 (e)	1,439
200	Cia Minera Milpo SAA, (Peru), Reg. S, 4.63%, 03/28/2023	201
495	Cleveland-Cliffs, Inc., 4.88%, 01/15/2024 (e)	486
	Commercial Metals Co.,
1,526	4.88%, 05/15/2023	1,545
813	5.38%, 07/15/2027	819
	FMG Resources August 2006 Pty. Ltd., (Australia),
1,464	4.75%, 05/15/2022 (e)	1,463
1,453	5.13%, 05/15/2024 (e)	1,449
	Freeport-McMoRan, Inc.,
1,910	3.55%, 03/01/2022	1,858
6,310	3.88%, 03/15/2023	6,121
3,120	4.00%, 11/14/2021	3,104
1,470	4.55%, 11/14/2024	1,437
1,395	5.40%, 11/14/2034	1,357
3,165	5.45%, 03/15/2043	3,038
100	Glencore Finance Canada Ltd., (Switzerland), 6.90%, 11/15/2037 (e)	121
	Glencore Funding LLC, (Switzerland),
9,185	3.88%, 10/27/2027 (e)	8,835
300	4.63%, 04/29/2024 (e)	311
1,141	GTL Trade Finance, Inc., (Brazil), Reg. S, 5.89%, 04/29/2024	1,207
916	Kaiser Aluminum Corp., 5.88%, 05/15/2024	960
	Nucor Corp.,
1,000	4.00%, 08/01/2023	1,033
1,910	6.40%, 12/01/2037	2,445
	Steel Dynamics, Inc.,
1,590	4.13%, 09/15/2025	1,538
885	5.00%, 12/15/2026	903
567	5.13%, 10/01/2021	574
420	5.25%, 04/15/2023	429
870	5.50%, 10/01/2024	901
	Teck Resources Ltd., (Canada),
525	5.40%, 02/01/2043	520
7,674	6.13%, 10/01/2035	8,345

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
310	United States Steel Corp., 8.38%, 07/01/2021 (e)	332
700	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	796
1,900	Vedanta Resources plc, (India), Reg. S, 6.38%, 07/30/2022	1,955

		68,120

	Paper & Forest Products — 0.0% (g)
	Clearwater Paper Corp.,
2,434	4.50%, 02/01/2023	2,343
1,250	5.38%, 02/01/2025 (e)	1,203

		3,546

	Total Materials	166,251

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
500	American Tower Corp., 4.00%, 06/01/2025	500
	American Tower Trust #1,
723	1.55%, 03/15/2018 (e)	723
440	3.07%, 03/15/2023 (e)	435
	AvalonBay Communities, Inc.,
385	2.90%, 10/15/2026	364
900	3.20%, 01/15/2028	864
323	3.50%, 11/15/2025	321
94	3.90%, 10/15/2046	89
400	4.15%, 07/01/2047	398
	Boston Properties LP,
1,302	3.80%, 02/01/2024	1,324
800	5.63%, 11/15/2020	853
	CyrusOne LP,
1,529	5.00%, 03/15/2024	1,541
1,232	5.38%, 03/15/2027	1,235
	Duke Realty LP,
180	3.25%, 06/30/2026	174
1,519	3.88%, 10/15/2022	1,555
849	EPR Properties, 4.50%, 06/01/2027	836
	Equinix, Inc.,
208	5.38%, 01/01/2022	215
4,395	5.75%, 01/01/2025	4,593
4,022	5.88%, 01/15/2026	4,213
1,865	Equity Commonwealth, 5.88%, 09/15/2020	1,947
	ERP Operating LP,
735	2.85%, 11/01/2026	692
13,150	3.50%, 03/01/2028	12,926
1,095	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	1,092

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
599	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	574
1,064	HCP, Inc., 3.88%, 08/15/2024	1,067
	Iron Mountain, Inc.,
1,389	4.88%, 09/15/2027 (e)	1,309
1,935	5.25%, 03/15/2028 (e)	1,844
3,500	5.75%, 08/15/2024	3,482
1,000	Kimco Realty Corp., 3.80%, 04/01/2027	978
948	National Retail Properties, Inc., 3.60%, 12/15/2026	916
1,236	Prologis LP, 3.75%, 11/01/2025	1,257
	Realty Income Corp.,
2,018	3.88%, 07/15/2024	2,046
601	4.65%, 03/15/2047	624
1,420	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	1,395
	Simon Property Group LP,
2,328	2.50%, 07/15/2021	2,298
26,900	2.75%, 06/01/2023	26,201
492	4.38%, 03/01/2021	511
415	6.75%, 02/01/2040	554
	Ventas Realty LP,
448	3.50%, 02/01/2025	439
588	3.75%, 05/01/2024	591
618	3.85%, 04/01/2027	608
304	4.13%, 01/15/2026	307
1,670	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	1,713

		85,604

	Real Estate Management & Development — 0.0% (g)
	Kennedy-Wilson, Inc.,
1,125	5.88%, 04/01/2024 (e)	1,110
420	5.88%, 04/01/2024	415
340	Mitsui Fudosan Co. Ltd., (Japan), 2.95%, 01/23/2023 (e)	336
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
579	3.13%, 03/20/2022 (e)	576
603	3.88%, 03/20/2027 (e)	600

		3,037

	Total Real Estate	88,641

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
1,790	3.40%, 05/15/2025	1,723
9,445	3.90%, 08/14/2027	9,371
4,202	3.95%, 01/15/2025	4,200
828	4.13%, 02/17/2026	827
399	4.30%, 02/15/2030 (e)	390
611	4.30%, 12/15/2042	557
466	4.35%, 06/15/2045	416
925	4.50%, 05/15/2035	894
407	4.75%, 05/15/2046	386
4,200	4.80%, 06/15/2044	4,021
562	4.90%, 08/14/2037	563
2,112	5.15%, 11/15/2046 (e)	2,110
4,510	5.15%, 02/14/2050	4,501
2,000	5.25%, 03/01/2037	2,073
1,030	5.35%, 09/01/2040	1,066
580	6.00%, 08/15/2040	644
2,025	6.88%, 10/15/2031 (e)	2,355
	CCO Holdings LLC,
1,435	5.00%, 02/01/2028 (e)	1,355
1,000	5.13%, 05/01/2023 (e)	1,019
4,211	5.13%, 05/01/2027 (e)	4,048
576	5.25%, 03/15/2021	584
2,151	5.38%, 05/01/2025 (e)	2,159
3,245	5.50%, 05/01/2026 (e)	3,245
167	5.75%, 09/01/2023	170
5,330	5.75%, 02/15/2026 (e)	5,403
5,089	5.88%, 04/01/2024 (e)	5,262
212	5.88%, 05/01/2027 (e)	216
	CenturyLink, Inc.,
3,015	Series T, 5.80%, 03/15/2022	2,974
515	Series W, 6.75%, 12/01/2023	507
	Deutsche Telekom International Finance BV, (Germany),
1,000	3.60%, 01/19/2027 (e)	980
100	6.75%, 08/20/2018	102
15,932	Embarq Corp., 8.00%, 06/01/2036	15,076
	Frontier Communications Corp.,
401	6.25%, 09/15/2021	343
500	8.50%, 04/15/2020	491
2,333	9.25%, 07/01/2021	2,157
	Intelsat Jackson Holdings SA, (Luxembourg),
1,205	5.50%, 08/01/2023	997
3,412	7.25%, 10/15/2020	3,177

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
6,470	7.50%, 04/01/2021	5,876
	Level 3 Financing, Inc.,
5,112	5.25%, 03/15/2026	4,920
2,092	5.38%, 01/15/2024	2,082
1,020	5.38%, 05/01/2025	1,012
2,294	5.63%, 02/01/2023	2,317
4,385	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	4,036
	Telecom Italia Capital SA, (Italy),
5,378	6.00%, 09/30/2034	5,633
4,471	6.38%, 11/15/2033	4,896
405	7.20%, 07/18/2036	474
1,416	7.72%, 06/04/2038	1,735
	Telefonica Emisiones SAU, (Spain),
11,710	4.10%, 03/08/2027	11,628
82	5.13%, 04/27/2020	85
	Verizon Communications, Inc.,
934	2.95%, 03/15/2022	921
590	3.38%, 02/15/2025	577
934	3.45%, 03/15/2021	948
2,102	4.15%, 03/15/2024	2,165
1,558	4.40%, 11/01/2034	1,529
2,071	4.67%, 03/15/2055	1,934
1,288	4.81%, 03/15/2039	1,299
257	5.01%, 08/21/2054	255
10,022	5.25%, 03/16/2037	10,621
	Virgin Media Finance plc, (United Kingdom),
550	5.75%, 01/15/2025 (e)	540
1,600	6.38%, 04/15/2023 (e)	1,640
	Windstream Services LLC,
5,610	6.38%, 08/01/2023 (e)	3,142
2,835	6.38%, 08/01/2023	1,658
1,395	8.75%, 12/15/2024 (e)	893

		159,178

	Wireless Telecommunication Services — 0.3%
	America Movil SAB de CV, (Mexico),
1,266	3.13%, 07/16/2022	1,253
300	6.13%, 03/30/2040	360
1,110	Crown Castle Towers LLC, 3.66%, 05/15/2025 (e)	1,118
679	Digicel Group Ltd., (Jamaica), Reg. S, 7.13%, 04/01/2022	587
2,397	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	2,337

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — continued
1,935	Inmarsat Finance plc, (United Kingdom), 6.50%, 10/01/2024 (e)	1,969
5,269	P Fin II LLC, (ICE LIBOR USD 1 Month + 4.35%), 5.94%, 05/20/2022 (aa) (bb)	5,269
240	Rogers Communications, Inc., (Canada), 6.80%, 08/15/2018	244
3,850	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	3,884
	Sprint Communications, Inc.,
1,022	7.00%, 03/01/2020 (e)	1,079
1,246	7.00%, 08/15/2020	1,304
880	Sprint Corp., 7.63%, 03/01/2026	876
	T-Mobile USA, Inc.,
1,522	4.50%, 02/01/2026	1,493
1,522	4.75%, 02/01/2028	1,485
9,752	5.13%, 04/15/2025	9,850
418	6.00%, 04/15/2024	435
1,460	6.38%, 03/01/2025	1,540
906	6.50%, 01/15/2024	949
1,262	6.50%, 01/15/2026	1,353
1,527	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	1,314

		38,699

	Total Telecommunication Services	197,877

	Utilities — 1.5%
	Electric Utilities — 0.8%
750	AEP Texas, Inc., Series E, 6.65%, 02/15/2033	947
	Alabama Power Co.,
1,250	5.50%, 03/15/2041	1,467
891	6.13%, 05/15/2038	1,125
589	Arizona Public Service Co., 2.20%, 01/15/2020	583
1,016	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	998
8,414	CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/2048	8,444
720	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	691
200	Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	221
	DTE Electric Co.,
340	3.90%, 06/01/2021	347
381	3.95%, 06/15/2042	375

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
	Duke Energy Carolinas LLC,
1,000	3.95%, 03/15/2048	993
3,005	4.30%, 06/15/2020	3,107
1,100	6.05%, 04/15/2038	1,401
361	Duke Energy Corp., 2.65%, 09/01/2026	331
115	Duke Energy Florida LLC, 5.65%, 06/15/2018	116
280	Duke Energy Indiana LLC, 3.75%, 07/15/2020	286
	Duke Energy Progress LLC,
607	2.80%, 05/15/2022	603
200	3.25%, 08/15/2025	198
305	4.10%, 05/15/2042	311
90	5.30%, 01/15/2019	92
500	6.30%, 04/01/2038	656
526	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	524
	Enel Finance International NV, (Italy),
9,485	2.75%, 04/06/2023 (e)	9,168
690	2.88%, 05/25/2022 (e)	677
8,080	4.75%, 05/25/2047 (e)	8,237
	Entergy Louisiana LLC,
3,000	3.05%, 06/01/2031	2,782
750	3.12%, 09/01/2027	724
	Eskom Holdings SOC Ltd., (South Africa),
2,200	Reg. S, 5.75%, 01/26/2021	2,219
200	Reg. S, 6.75%, 08/06/2023	207
300	Reg. S, 7.13%, 02/11/2025	316
123	Exelon Corp., 4.95%, 06/15/2035	135
	Florida Power & Light Co.,
1,000	3.70%, 12/01/2047	959
665	3.95%, 03/01/2048	666
600	5.40%, 09/01/2035	707
	Hydro-Quebec, (Canada),
1,028	9.40%, 02/01/2021	1,209
1,000	Series HK, 9.38%, 04/15/2030	1,517
842	Series HY, 8.40%, 01/15/2022	990
576	ITC Holdings Corp., 3.65%, 06/15/2024	580
800	Jersey Central Power & Light Co., 6.15%, 06/01/2037	984
442	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	473
200	Korea Southern Power Co. Ltd., (South Korea), 3.00%, 01/29/2021 (e)	199
988	Massachusetts Electric Co., 5.90%, 11/15/2039 (e)	1,255

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
	MidAmerican Energy Co.,
657	3.10%, 05/01/2027	635
1,046	3.50%, 10/15/2024	1,066
2,000	3.65%, 08/01/2048	1,886
1,465	Minejesa Capital BV, (Indonesia), 4.63%, 08/10/2030 (e)	1,431
	Nevada Power Co.,
626	5.38%, 09/15/2040	740
600	7.13%, 03/15/2019	628
2,788	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	2,691
	NextEra Energy Capital Holdings, Inc.,
398	2.40%, 09/15/2019	396
537	3.55%, 05/01/2027	525
	NextEra Energy Operating Partners LP,
979	4.25%, 09/15/2024 (e)	966
1,091	4.50%, 09/15/2027 (e)	1,050
300	Niagara Mohawk Power Corp., 4.88%, 08/15/2019 (e)	309
	Northern States Power Co.,
173	6.20%, 07/01/2037	227
765	6.25%, 06/01/2036	997
550	Oncor Electric Delivery Co. LLC, 7.25%, 01/15/2033	756
	Pacific Gas & Electric Co.,
1,000	3.25%, 06/15/2023	985
898	3.50%, 06/15/2025	877
214	3.75%, 08/15/2042	189
267	4.50%, 12/15/2041	267
	PacifiCorp,
700	2.95%, 02/01/2022	700
880	5.75%, 04/01/2037	1,091
250	7.24%, 08/16/2023	291
880	PECO Energy Co., 2.38%, 09/15/2022	855
1,000	Pepco Holdings LLC, 7.45%, 08/15/2032	1,267
360	Potomac Electric Power Co., 6.50%, 11/15/2037	478
929	PPL Electric Utilities Corp., 2.50%, 09/01/2022	905
	Public Service Co. of Colorado,
198	3.20%, 11/15/2020	200
35	6.50%, 08/01/2038	47
202	Public Service Co. of New Hampshire, 3.50%, 11/01/2023	205
	Public Service Co. of Oklahoma,
88	5.15%, 12/01/2019	91

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
1,100	Series G, 6.63%, 11/15/2037	1,424
	Public Service Electric & Gas Co.,
989	2.25%, 09/15/2026	903
416	5.38%, 11/01/2039	495
155	Series I, 1.80%, 06/01/2019	153
	South Carolina Electric & Gas Co.,
150	5.30%, 05/15/2033	165
400	6.05%, 01/15/2038	475
	Southern California Edison Co.,
490	1.85%, 02/01/2022	482
450	Series 06-E, 5.55%, 01/15/2037	538
285	Series 08-A, 5.95%, 02/01/2038	356
1,000	Series B, 3.65%, 03/01/2028	998
	Southwestern Electric Power Co.,
250	3.55%, 02/15/2022	253
842	Series J, 3.90%, 04/01/2045	808
884	Terraform Global Operating LLC, 6.13%, 03/01/2026 (e)	891
	Texas Competitive Electric Holdings Co. LLC,
4,117	8.50%, 05/01/2020 (d) (bb)	41
2,117	8.50%, 05/01/2020 (d) (bb)	21
	Union Electric Co.,
644	2.95%, 06/15/2027	619
120	8.45%, 03/15/2039	188
	Virginia Electric & Power Co.,
490	3.45%, 02/15/2024	494
235	6.35%, 11/30/2037	308
670	8.88%, 11/15/2038	1,103
900	Series C, 2.75%, 03/15/2023	880
73	Wisconsin Electric Power Co., 2.95%, 09/15/2021	73
600	Wisconsin Power & Light Co., 3.05%, 10/15/2027	578
	Xcel Energy, Inc.,
985	3.30%, 06/01/2025	969
36	4.80%, 09/15/2041	39

		93,825

	Gas Utilities — 0.1%
	AmeriGas Partners LP,
916	5.50%, 05/20/2025	909
1,830	5.63%, 05/20/2024	1,844
586	5.75%, 05/20/2027	580
1,475	5.88%, 08/20/2026	1,479
	Atmos Energy Corp.,
582	4.15%, 01/15/2043	601
200	5.50%, 06/15/2041	240

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Gas Utilities — continued
369	Boston Gas Co., 4.49%, 02/15/2042 (e)	390
470	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	468
793	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	746
1,100	Southern California Gas Co., Series TT, 2.60%, 06/15/2026	1,028
	Southern Natural Gas Co. LLC,
204	4.80%, 03/15/2047 (e)	210
350	8.00%, 03/01/2032	462

		8,957

	Independent Power and Renewable Electricity Producers — 0.3%
	AES Corp.,
1,075	5.50%, 03/15/2024	1,098
615	5.50%, 04/15/2025	630
4,984	6.00%, 05/15/2026	5,233
	Calpine Corp.,
622	5.25%, 06/01/2026 (e)	604
3,537	5.88%, 01/15/2024 (e)	3,612
1,100	Cemig Geracao e Transmissao SA, (Brazil), 9.25%, 12/05/2024 (e)	1,190
3,165	Dynegy, Inc., 8.13%, 01/30/2026 (e)	3,466
200	Exelon Generation Co. LLC, 6.25%, 10/01/2039	224
	GenOn Energy, Inc.,
5,725	9.50%, 10/15/2018 (d)	4,766
13,920	9.88%, 10/15/2020 (d)	11,588
	NRG Energy, Inc.,
826	5.75%, 01/15/2028 (e)	815
1,173	6.63%, 01/15/2027	1,211
530	7.25%, 05/15/2026	566
	NRG Yield Operating LLC,
3,740	5.00%, 09/15/2026	3,674
555	5.38%, 08/15/2024	561
	Talen Energy Supply LLC,
1,545	6.50%, 06/01/2025	1,194
675	9.50%, 07/15/2022 (e)	673

		41,105

	Multi-Utilities — 0.3%
	Berkshire Hathaway Energy Co.,
8,215	2.80%, 01/15/2023 (e)	8,041
800	3.25%, 04/15/2028 (e)	774
1,037	3.50%, 02/01/2025	1,040

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — continued
6,195	3.80%, 07/15/2048 (e)	5,893
1,349	6.13%, 04/01/2036	1,717
1,000	CMS Energy Corp., 3.88%, 03/01/2024	1,020
	Consolidated Edison Co. of New York, Inc.,
400	Series 06-E, 5.70%, 12/01/2036	480
300	Series 09-C, 5.50%, 12/01/2039	361
1,000	Series 2017, 3.88%, 06/15/2047	979
1,500	Series B, 3.13%, 11/15/2027	1,461
	Consumers Energy Co.,
491	4.35%, 08/31/2064	493
925	6.70%, 09/15/2019	979
	Dominion Energy, Inc.,
400	7.00%, 06/15/2038	526
803	Series C, 2.00%, 08/15/2021	771
46	Series C, 4.90%, 08/01/2041	49
785	Series F, 5.25%, 08/01/2033	870
	NiSource, Inc.,
3,470	4.38%, 05/15/2047	3,516
1,721	6.25%, 12/15/2040	2,148
	San Diego Gas & Electric Co.,
249	4.50%, 08/15/2040	272
685	6.00%, 06/01/2026	801
500	6.00%, 06/01/2039	643
	Sempra Energy,
406	3.55%, 06/15/2024	405
1,000	3.80%, 02/01/2038	947
255	6.15%, 06/15/2018	258
589	9.80%, 02/15/2019	628

		35,072

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
622	3.40%, 03/01/2025	621
680	3.85%, 03/01/2024	699

		1,320

	Total Utilities	180,279

	Total Corporate Bonds (Cost $3,240,571)	3,219,214

Foreign Government Securities — 1.4%
2,000	Arab Republic of Egypt, (Egypt), Reg. S, 7.50%, 01/31/2027	2,162
ARS 24,500	Bonos de la Nacion Argentina con Ajuste por CER (ARCECOES), (Argentina), 4.00%, 03/06/2020	1,234
BRL 2,240	Brazil Notas do Tesouro Nacional, (Brazil), 6.00%, 08/15/2050	2,403

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,507	Federal Democratic Republic of Ethiopia, (Ethiopia), Reg. S, 6.63%, 12/11/2024	1,507
	Federal Republic of Nigeria, (Nigeria),
1,030	6.50%, 11/28/2027 (e)	1,043
1,040	7.63%, 11/28/2047 (e)	1,067
1,700	7.70%, 02/23/2038 (e)	1,763
775	Federative Republic of Brazil, (Brazil), 8.25%, 01/20/2034	982
EUR 423	Former Yugoslav Republic of Macedonia, (Macedonia, the Former Yugoslav Republic of), 2.75%, 01/18/2025 (e)	515
2,250	Gabonese Republic, (Gabon), Reg. S, 6.38%, 12/12/2024	2,208
2,350	Government of Bermuda, (Bermuda), Reg. S, 3.72%, 01/25/2027	2,291
	Government of Dominican Republic, (Dominican Republic),
1,700	Reg. S, 5.95%, 01/25/2027	1,794
2,080	Reg. S, 6.88%, 01/29/2026	2,319
2,000	Israel Government AID Bond, (Israel), 5.50%, 09/18/2033	2,578
338	Jamaica Government International Bond, (Jamaica), 7.88%, 07/28/2045	409
3,290	Kingdom of Bahrain, (Bahrain), Reg. S, 6.13%, 07/05/2022	3,397
1,980	Kingdom of Jordan, (Jordan), Reg. S, 5.75%, 01/31/2027	1,968
	Mongolia Government International Bond, (Mongolia),
440	5.63%, 05/01/2023 (e)	438
2,100	Reg. S, 10.88%, 04/06/2021	2,446
	Oman Government International Bond, (Oman),
1,900	Reg. S, 5.38%, 03/08/2027	1,881
1,152	Reg. S, 6.50%, 03/08/2047	1,129
1,900	6.75%, 01/17/2048 (e)	1,888
1,250	Province of Manitoba, (Canada), 2.13%, 06/22/2026	1,143
655	Province of Nova Scotia, (Canada), 9.25%, 03/01/2020	735
	Province of Quebec, (Canada),
300	6.35%, 01/30/2026	355
2,220	7.13%, 02/09/2024	2,675
4,050	Provincia de Buenos Aires, (Argentina), Reg. S, 9.95%, 06/09/2021	4,495
	Provincia de Cordoba, (Argentina),
150	Reg. S, 7.13%, 06/10/2021	157
730	7.13%, 08/01/2027 (e)	732
690	7.45%, 09/01/2024 (e)	723

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
1,350	Provincia de Mendoza Argentina, (Argentina), Reg. S, 8.38%, 05/19/2024	1,434
	Republic of Angola, (Angola),
109	Reg. S, 7.00%, 08/17/2019	112
2,500	Reg. S, 9.50%, 11/12/2025	2,794
	Republic of Argentina, (Argentina),
3,030	6.88%, 04/22/2021	3,200
340	6.88%, 01/11/2048	310
1,720	7.13%, 06/28/2117 (e)	1,592
1,038	8.28%, 12/31/2033	1,135
1,800	Republic of Armenia, (Armenia), Reg. S, 7.15%, 03/26/2025	1,987
	Republic of Belarus, (Belarus),
1,090	6.20%, 02/28/2030 (e)	1,095
1,300	Reg. S, 6.88%, 02/28/2023	1,388
2,695	Reg. S, 7.63%, 06/29/2027	3,042
370	Republic of Colombia, (Colombia), 10.38%, 01/28/2033	583
666	Republic of Costa Rica, (Costa Rica), Reg. S, 4.38%, 04/30/2025	633
3,040	Republic of Croatia, (Croatia), Reg. S, 6.63%, 07/14/2020	3,253
	Republic of Ecuador, (Ecuador),
1,100	8.75%, 06/02/2023 (e)	1,169
4,190	8.88%, 10/23/2027 (e)	4,410
	Republic of El Salvador, (El Salvador),
641	Reg. S, 7.38%, 12/01/2019	670
1,159	Reg. S, 7.63%, 02/01/2041	1,223
4,074	Reg. S, 7.65%, 06/15/2035	4,308
1,210	Reg. S, 7.75%, 01/24/2023	1,307
	Republic of Ghana, (Ghana),
1,900	Reg. S, 8.13%, 01/18/2026	2,069
1,100	Reg. S, 10.75%, 10/14/2030	1,479
2,150	Republic of Honduras, (Honduras), Reg. S, 7.50%, 03/15/2024	2,343
	Republic of Hungary, (Hungary),
600	5.38%, 02/21/2023	649
670	5.38%, 03/25/2024	731
4,280	5.75%, 11/22/2023	4,735
	Republic of Indonesia, (Indonesia),
IDR 27,200,000	7.00%, 05/15/2027	2,003
IDR 15,000,000	7.50%, 05/15/2038	1,106
	Republic of Iraq, (Iraq),
1,471	Reg. S, 5.80%, 01/15/2028	1,418
1,767	Reg. S, 6.75%, 03/09/2023	1,811

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,170	Republic of Kazakhstan, (Kazakhstan), Reg. S, 4.88%, 10/14/2044	2,203
	Republic of Kenya, (Kenya),
609	Reg. S, 6.88%, 06/24/2024	629
680	7.25%, 02/28/2028 (e)	688
710	8.25%, 02/28/2048 (e)	729
	Republic of Lebanon, (Lebanon),
775	Reg. S, 5.15%, 06/12/2018	773
2,350	Reg. S, 6.20%, 02/26/2025	2,189
4,880	6.38%, 03/09/2020	4,843
870	Reg. S, 6.60%, 11/27/2026	812
1,535	Reg. S, 8.25%, 04/12/2021	1,593
2,108	Republic of Pakistan, (Pakistan), Reg. S, 7.25%, 04/15/2019	2,160
	Republic of Panama, (Panama),
430	6.70%, 01/26/2036	547
420	8.88%, 09/30/2027	588
226	9.38%, 04/01/2029	331
	Republic of Paraguay, (Paraguay),
700	Reg. S, 5.00%, 04/15/2026	731
1,186	Reg. S, 6.10%, 08/11/2044	1,303
	Republic of Peru, (Peru),
5	5.63%, 11/18/2050	6
50	5.63%, 11/18/2050	60
990	Republic of Romania, (Romania), Reg. S, 6.75%, 02/07/2022	1,104
2,200	Republic of Serbia, (Serbia), Reg. S, 7.25%, 09/28/2021	2,442
	Republic of South Africa, (South Africa),
600	4.30%, 10/12/2028	565
400	5.38%, 07/24/2044	385
1,500	5.65%, 09/27/2047	1,476
ZAR 13,700	7.25%, 01/15/2020	1,172
ZAR 14,900	8.75%, 02/28/2048	1,222
ZAR 38,700	10.50%, 12/21/2026	3,762
	Republic of Sri Lanka, (Sri Lanka),
400	Reg. S, 5.88%, 07/25/2022	406
3,750	Reg. S, 6.25%, 10/04/2020	3,891
1,400	Republic of Turkey, (Turkey), 4.88%, 04/16/2043	1,146
	Republic of Ukraine, (Ukraine),
4,000	Reg. S, 7.75%, 09/01/2020	4,210
400	Reg. S, 7.75%, 09/01/2021	423
1,020	Reg. S, 7.75%, 09/01/2024	1,057
169	Reg. S, 7.75%, 09/01/2025	174

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
		Republic of Uruguay, (Uruguay),
2,930		5.10%, 06/18/2050	3,040
UYU 15,220		8.50%, 03/15/2028 (e)	501
UYU 26,520		9.88%, 06/20/2022 (e)	947
2,950		Republic of Zambia, (Zambia), Reg. S, 8.97%, 07/30/2027	3,145
		Russian Federation, (Russia),
2,400		Reg. S, 5.88%, 09/16/2043	2,736
RUB 190,000		7.75%, 09/16/2026	3,563
200		Ukreximbank Via Biz Finance plc, (Ukraine), Reg. S, 9.75%, 01/22/2025	215
1,650		Ukreximbank Via Biz Finance PLC, (Ukraine), Reg. S, 9.63%, 04/27/2022	1,751
		United Mexican States, (Mexico),
376		3.75%, 01/11/2028	360
1,350		4.60%, 01/23/2046	1,260

		Total Foreign Government Securities (Cost $163,823)	163,564

Mortgage-Backed Securities — 13.9%
		FHLMC,
108		ARM, 3.32%, 10/01/2036 (z)	112
34		ARM, 3.39%, 05/01/2037 (z)	35
246		ARM, 3.56%, 10/01/2037 (z)	258
66		ARM, 3.79%, 03/01/2036 (z)	71
107		ARM, 4.23%, 03/01/2036 (z)	114
		FHLMC Gold Pools, 15 Year, Single Family,
1,276		4.00%, 02/01/2026	1,325
16		4.50%, 10/01/2018	16
—	(h)	5.00%, 05/01/2018	—	(h)
651		5.50%, 01/01/2021 - 12/01/2024	673
26		6.00%, 11/01/2021	27
		FHLMC Gold Pools, 20 Year, Single Family,
4,588		4.00%, 01/01/2032	4,779
885		6.00%, 02/01/2028	982
155		7.00%, 01/01/2027	165
		FHLMC Gold Pools, 30 Year, Single Family,
12,140		3.00%, 12/01/2042 - 02/01/2043	11,861
73,476		3.50%, 09/01/2042 - 09/01/2046	73,653
17,499		4.00%, 09/01/2033 - 09/01/2046	18,017
18,201		4.50%, 02/01/2041 - 02/01/2042	19,358
48,135		5.00%, 02/01/2034 - 09/01/2040	52,123
2,167		5.50%, 12/01/2038	2,387
8		6.00%, 02/01/2029	9
259		6.50%, 01/01/2024 - 11/01/2036	291
262		7.00%, 09/01/2024 - 10/01/2036	289
9		7.50%, 06/01/2024 - 02/01/2027	9
44		8.00%, 08/01/2027	51

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	FHLMC Gold Pools, FHA/VA,
765	7.50%, 01/01/2032 - 12/01/2036	848
44	10.00%, 10/01/2030	46
	FHLMC Gold Pools, Other,
15,881	3.50%, 09/01/2032 - 07/01/2046	16,003
9,397	4.00%, 06/01/2042 - 01/01/2046	9,718
16,604	4.50%, 09/01/2042 - 02/01/2044	17,611
4,376	5.00%, 09/01/2043	4,802
	FNMA,
3,578	ARM, 1.93%, 01/01/2023 (z)	3,579
78	ARM, 2.93%, 07/01/2037 (z)	80
111	ARM, 3.26%, 07/01/2037 (z)	115
19	ARM, 3.38%, 04/01/2037 (z)	20
115	ARM, 3.43%, 05/01/2035 (z)	121
89	ARM, 3.43%, 01/01/2034 (z)	93
158	ARM, 3.52%, 04/01/2037 (z)	166
106	ARM, 3.62%, 03/01/2037 (z)	110
19	ARM, 3.75%, 10/01/2033 (z)	20
73	FNMA, 10 Year, Single Family, 4.50%, 01/01/2020	74
	FNMA, 15 Year, Single Family,
10	4.00%, 07/01/2018	10
316	5.00%, 05/01/2018 - 07/01/2025	331
89	6.00%, 09/01/2019 - 08/01/2022	92
	FNMA, 20 Year, Single Family,
375	3.50%, 12/01/2030	377
14	6.50%, 11/01/2018	15
	FNMA, 30 Year, Single Family,
92,500	TBA, 4.00%, 09/25/2043 (w)	94,757
19,491	3.00%, 01/01/2043 - 06/01/2043	19,052
44,916	3.50%, 08/01/2043 - 10/01/2046	44,995
337,095	4.00%, 06/01/2042 - 02/01/2048	348,205
8,896	4.50%, 12/01/2039 - 09/01/2040	9,395
61,318	5.00%, 09/01/2033 - 06/01/2047	66,465
14,215	5.50%, 12/01/2028 - 02/01/2042	15,600
1,747	6.00%, 03/01/2034 - 08/01/2037	1,948
278	6.50%, 04/01/2028 - 10/01/2038	309
389	7.00%, 03/01/2028 - 04/01/2037	447
112	7.50%, 10/01/2026 - 11/01/2038	130
1,963	8.00%, 08/01/2022 - 12/01/2036	2,290
13	8.50%, 10/01/2025 - 12/01/2025	14
1	9.00%, 01/01/2019 - 04/01/2025	1
	FNMA, Other,
6,500	2.20%, 10/01/2026	6,061
3,905	2.23%, 04/01/2024	3,733
3,636	2.41%, 01/01/2023	3,549

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
14,218	2.44%, 02/01/2023 - 10/01/2028	13,523
9,866	2.48%, 02/01/2025	9,555
10,000	2.49%, 05/01/2026	9,560
12,340	2.50%, 10/01/2031	11,210
3,812	2.51%, 01/01/2023	3,738
6,059	2.53%, 07/01/2026	5,816
4,225	2.60%, 09/01/2028	3,976
24,202	2.61%, 06/01/2026 - 11/01/2028	22,862
5,833	2.62%, 05/01/2026	5,656
18,777	2.64%, 06/01/2025	18,203
3,900	2.65%, 03/01/2023	3,803
15,076	2.69%, 12/01/2028	14,151
28,945	2.73%, 04/01/2025 - 07/01/2028	27,987
1,374	2.75%, 03/01/2022	1,370
4,327	2.77%, 06/01/2023	4,285
7,000	2.78%, 04/01/2026	6,808
22,640	2.81%, 04/01/2025 - 05/01/2026	22,233
5,890	2.84%, 01/01/2025	5,825
9,476	2.87%, 08/01/2031	9,057
11,707	2.88%, 07/01/2027	11,353
3,908	2.90%, 05/01/2029	3,749
10,000	2.92%, 01/01/2025	9,908
4,193	2.93%, 01/01/2025	4,140
5,000	2.95%, 11/01/2025	4,927
31,595	2.97%, 12/01/2024	31,397
11,022	2.97%, 12/01/2024 - 04/01/2028	10,833
3,657	2.99%, 05/01/2031	3,499
2,417	3.00%, 12/01/2026	2,385
1,993	3.01%, 06/01/2031	1,920
5,000	3.03%, 06/01/2031	4,802
11,159	3.05%, 09/01/2024	11,178
29,120	3.07%, 02/01/2025	28,997
4,243	3.09%, 12/01/2024	4,246
22,394	3.13%, 02/01/2026 - 03/01/2027	22,249
16,836	3.17%, 01/01/2029	16,530
9,190	3.24%, 02/01/2032	8,986
9,825	3.25%, 06/01/2029	9,745
8,615	3.27%, 12/01/2028	8,558
4,193	3.34%, 11/01/2030	4,177
8,606	3.35%, 01/01/2029	8,592
19,414	3.37%, 11/01/2020 - 01/01/2029	19,539
5,095	3.45%, 01/01/2024	5,197
135,901	3.50%, 05/01/2032 - 07/01/2046	136,480
15,000	3.51%, 08/01/2023	15,343
1,463	3.59%, 10/01/2020	1,493
4,819	3.64%, 12/01/2023	4,956

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

1,483		3.66%, 12/01/2021	1,522
265		3.74%, 06/01/2018	265
5,300		3.76%, 03/01/2024	5,485
1,000		3.77%, 09/01/2021	1,030
4,990		3.92%, 12/01/2026	5,237
72,130		4.00%, 06/01/2042 - 05/01/2046	74,420
1,245		4.06%, 07/01/2021	1,289
1,917		4.18%, 12/01/2019	1,965
3,490		4.26%, 12/01/2019	3,583
5,774		4.34%, 06/01/2021	6,021
2,214		4.37%, 02/01/2020	2,280
3,000		4.40%, 02/01/2020	3,083
14,079		4.50%, 11/01/2043 - 12/01/2043	14,847
16		5.00%, 12/01/2032	16
33		6.50%, 04/01/2036 - 07/01/2036	34
95		GNMA I, 15 Year, Single Family, 6.50%, 10/15/2023	99
		GNMA I, 30 Year, Single Family,
18,932		4.00%, 07/15/2046 - 08/15/2046	19,659
2,831		4.50%, 05/15/2046	3,015
4,795		6.00%, 08/15/2036	5,379
120		6.50%, 02/15/2028 - 10/15/2029	134
35		7.00%, 02/15/2024 - 11/15/2027	37
35		7.25%, 09/15/2021 - 01/15/2028	36
23		7.50%, 10/15/2022 - 02/15/2027	23
1		8.50%, 11/15/2025	1
13		9.00%, 01/15/2022 - 11/15/2024	14
—	(h)	10.00%, 11/15/2020	—	(h)
		GNMA II, 30 Year, Single Family,
5,561		3.50%, 06/20/2046 - 07/20/2046	5,601
6,014		3.75%, 06/20/2046 - 07/20/2046	6,122
36,233		4.00%, 06/20/2046 - 01/20/2048	37,464
2,287		6.00%, 11/20/2032 - 09/20/2038	2,566
493		6.50%, 02/20/2029 - 10/20/2039	547
1,798		7.00%, 06/20/2032 - 01/20/2039	2,035
204		7.50%, 08/20/2025 - 05/20/2032	228
413		8.00%, 08/20/2026 - 09/20/2031	473

		Total Mortgage-Backed Securities (Cost $1,700,501)	1,657,094

Municipal Bonds — 0.1% (t)
		California — 0.1%
200		Alameda County Joint Powers Authority, Multiple Capital Projects, Series A, Rev., 7.05%, 12/01/2044	287
1,000		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.58%, 05/15/2039	1,275

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	California — continued
1,980	State of California, Various Purpose, GO, 7.35%, 11/01/2039	2,877
774	University of California, Series AD, Rev., 4.86%, 05/15/2112	806

		5,245

	District of Columbia — 0.0% (g)
345	District of Columbia, Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.81%, 10/01/2114	373

	Illinois — 0.0% (g)
725	Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health, Series B, Rev., 6.90%, 12/01/2040	951

	New York — 0.0% (g)
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.29%, 03/15/2033	628
1,165	Series H, Rev., 5.39%, 03/15/2040	1,386
	Port Authority of New York & New Jersey, Consolidated,
1,450	Series 164, Rev., 5.65%, 11/01/2040	1,796
155	Series 165, Rev., 5.65%, 11/01/2040	191
740	Series 174, Rev., 4.46%, 10/01/2062	800

		4,801

	Ohio — 0.0% (g)
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	1,516
1,563	Ohio State University, General Receipts, Series A, Rev., 4.80%, 06/01/2111	1,661

		3,177

	Total Municipal Bonds (Cost $12,986)	14,547

Supranational — 0.0% (g)
1,000	African Development Bank, (Supranational), 8.80%, 09/01/2019 (Cost $1,083)	1,086

U.S. Government Agency Securities — 0.4%
1,000	Financing Corp. STRIPS, Series 1P, 1.59%, 05/11/2018 (n)	996
	FNMA,
1,275	DN, 4.04%, 05/15/2030 (n)	843
1,500	5.63%, 07/15/2037	1,996
385	6.25%, 05/15/2029	494

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

161	New Valley Generation II, 5.57%, 05/01/2020	167
	Resolution Funding Corp. STRIPS,
1,850	1.40%, 01/15/2021 (n)	1,722
2,770	1.86%, 10/15/2020 (n)	2,608
29,438	2.01%, 07/15/2020 (n)	27,887
440	2.72%, 10/15/2027 (n)	324
495	2.93%, 01/15/2026 (n)	389
	Tennessee Valley Authority,
902	4.63%, 09/15/2060	1,066
1,053	5.25%, 09/15/2039	1,353
2,660	5.88%, 04/01/2036	3,566
500	Tennessee Valley Authority STRIPS, 7.08%, 11/01/2025 (n)	390

	Total U.S. Government Agency Securities (Cost $43,210)	43,801

U.S. Treasury Obligations — 22.9%
	U.S. Treasury Bonds,
39,408	2.50%, 02/15/2045	34,899
92,162	2.75%, 11/15/2042	86,467
50,000	2.88%, 08/15/2045	47,666
64,035	3.00%, 11/15/2044	62,596
42,260	3.00%, 05/15/2045	41,291
155,278	3.00%, 11/15/2045	151,615
85	3.50%, 02/15/2039	91
17,780	3.63%, 08/15/2043	19,374
79,172	3.75%, 11/15/2043	88,020
8,674	4.38%, 05/15/2040	10,506
37,318	4.38%, 05/15/2041	45,335
194,199	4.50%, 02/15/2036	235,398
3,890	4.50%, 05/15/2038	4,763
8,270	4.75%, 02/15/2041	10,548
2,500	5.25%, 02/15/2029	3,052
59,164	5.50%, 08/15/2028	73,072
2,625	7.88%, 02/15/2021	3,035
7,920	8.00%, 11/15/2021	9,452
13,600	8.13%, 05/15/2021	15,971
10,000	8.13%, 08/15/2021	11,869
5,000	8.50%, 02/15/2020	5,599
6,000	8.75%, 08/15/2020	6,912
1,000	U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/2028	1,947
	U.S. Treasury Notes,
10,300	0.88%, 07/31/2019 (k)	10,112
30,000	1.13%, 05/31/2019	29,623
85,296	1.38%, 06/30/2018	85,173

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued
2,000	1.38%, 01/31/2020	1,967
27,565	1.50%, 08/31/2018	27,507
30,644	1.50%, 12/31/2018	30,503
4,750	1.50%, 05/31/2019	4,712
164,545	1.50%, 05/31/2020	161,563
22,879	1.63%, 12/31/2019 (k)	22,622
45,000	1.63%, 11/30/2020	44,082
10,909	1.63%, 05/15/2026	9,927
24,859	1.75%, 02/28/2022	24,085
254,595	1.75%, 05/31/2022	245,903
415,172	1.75%, 06/30/2022	400,625
87,476	2.00%, 12/31/2021	85,699
24,653	2.00%, 08/15/2025	23,288
2,000	2.13%, 08/15/2021	1,975
209,142	2.63%, 11/15/2020	210,457
3,954	3.13%, 05/15/2019	4,000
25,192	3.50%, 05/15/2020	25,829
	U.S. Treasury STRIPS Bonds,
1,050	1.53%, 08/15/2020 (n)	991
25	1.56%, 02/15/2020 (n)	24
48,829	1.87%, 08/15/2028 (n)	35,671
15	2.06%, 08/15/2023 (n)	13
67,000	2.13%, 05/15/2029 (n)	47,775
6,495	2.31%, 02/15/2021 (n)	6,050
16,318	2.33%, 05/15/2032 (n)	10,527
7,390	2.34%, 05/15/2022 (n)	6,618
15,000	2.43%, 05/15/2021 (n)	13,859
640	2.68%, 02/15/2022 (n)	577
60,000	2.78%, 08/15/2040 (n)	29,693
225	2.87%, 02/15/2023 (n)	197
60,162	3.14%, 05/15/2033 (n)	37,540
3,116	3.16%, 05/15/2020 (n)	2,964
24,400	3.28%, 02/15/2042 (n)	11,458
48,775	3.29%, 08/15/2041 (n)	23,296
55,512	3.35%, 11/15/2038 (n)	28,998
130	3.39%, 08/15/2019 (n)	126
14,610	3.83%, 11/15/2021 (n)	13,295
5,000	3.95%, 08/15/2022 (n)	4,445
5,000	4.10%, 11/15/2022 (n)	4,412
42,000	4.72%, 11/15/2033 (n)	25,777
1,606	4.74%, 08/15/2018 (n)	1,593
2,615	5.50%, 02/15/2028 (n)	1,942
3,115	U.S. Treasury STRIPS Notes, 1.68%, 02/15/2020 (n)	2,978

	Total U.S. Treasury Obligations (Cost $2,819,556)	2,729,949

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a) (bb)	1

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
200		Frontera Energy Corp., (Colombia) (a)	6,629
42		Penn Virginia Corp. (a)	1,575

		Total Energy	8,204

		Financials — 0.0% (g)
		Capital Markets — 0.0% (g)
39		Goodman Private (a) (bb)	—	(h)

		Insurance — 0.0% (g)
1,551		ACC Claims Holdings LLC (a) (bb)	15

		Total Financials	15

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
—	(h)	Quad/Graphics, Inc.	6

		Information Technology — 0.0% (g)
		Software — 0.0% (g)
124		Avaya Holdings Corp. (a)	2,593

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
68		NII Holdings, Inc. (a)	88

		Utilities — 0.0% (g)
		Independent Power and Renewable Electricity Producers — 0.0% (g)
4		Dynegy, Inc. (a)	49

		Total Common Stocks (Cost $11,669)	10,956

Convertible Preferred Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
		General Motors Co.,
120		5.25%, 03/06/2032 (a) (bb)	—	(h)
385		6.25%, 07/15/2033 (a) (bb)	—	(h)

		Total Convertible Preferred Stocks (Cost $—)	—	(h)

Preferred Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
		General Motors Co.,
21		7.25%, 04/15/2041 (bb)	—	(h)
42		7.25%, 02/15/2052 (bb)	—	(h)
55		7.38%, 05/15/2048 (bb)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	Automobiles — continued
1	7.38%, 10/01/2051 (bb)	—
1	Motors Liquidation Co., 7.25%, 07/15/2041 (bb)	—

	Total Consumer Discretionary	—	(h)

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
46	Goodman Private Preferred Shares (bb)	153

	Insurance — 0.0% (g)
2	XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.84%, 04/05/2018 ($1,000 par value) (aa) @	2,344

	Total Financials	2,497

	Total Preferred Stocks (Cost $2,156)	2,497

PRINCIPAL AMOUNT
Loan Assignments — 0.1% (cc)
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
5,960	Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.59%, 08/11/2022 (aa) (bb)	5,886

	Leisure Products — 0.0% (g)
772	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.82%, 04/19/2019 (aa) ^	193

	Media — 0.0% (g)
749	iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.44%, 01/30/2019 (d) (aa)	595
596	iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 9.19%, 07/30/2019 (d) (aa)	473
160	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 12/27/2020 (aa)	160
2,992	Vertis, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 8.75%), 12.00%, 03/21/2018 (d) (aa) (bb)	—	(h)

		1,228

	Specialty Retail — 0.0% (g)
1,347	Harbor Freight Tools USA, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 08/18/2023 (aa)	1,349

	Total Consumer Discretionary	8,656

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
735	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 9.08%, 02/03/2025 (aa)	736
144	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 06/08/2024 (aa)	143
241	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 06/08/2024 (aa)	239

	Total Consumer Staples	1,118

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
1,962	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.97%, 12/31/2021 (aa)	2,212

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
537	Concordia Healthcare Corp., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 10/21/2021 (aa)	479

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
813	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 10/02/2024 (aa)	819
554	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 10/05/2023 (aa)	544
1,227	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.15%, 11/01/2024 (aa)	1,240

	Total Telecommunication Services	2,603

	Total Loan Assignments (Cost $17,903)	15,068

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
103	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	75

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts and Options contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — 0.0% (g)
	Call Options — 0.0% (g)
	Future Interest Rate Options — 0.0% (g)
5,107	U.S. Treasury 10 Year Note, 03/23/2018 at USD 121.50, American Style (a) Notional Amount: USD 510,700 Exchange Traded (Cost $878)	638

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)

	Total Warrants (Cost $—(h))	—	(h)

PRINCIPAL AMOUNT
Short-Term Investments — 5.6%
	Foreign Government Treasury Bills — 0.1%
	Arab Republic of Egypt, (Egypt)
EGP 56,200	18.72%, 09/11/2018 (n)	2,915
EGP 37,800	18.80%, 09/18/2018 (n)	1,946

	Total Foreign Government Treasury Bills (Cost $4,826)	4,861

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 5.5%
654,238	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $654,298)	654,304

	Total Short-Term Investments (Cost $659,124)	659,165

	Total Investments — 100.6% (Cost $12,163,761)	11,990,521
	Liabilities in Excess of Other Assets — (0.6)%	(66,131)

	NET ASSETS — 100.0%	$11,924,390

Percentages indicated are based on net assets.

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	4,604	06/2018	USD	552,840	961
U.S. Treasury 2 Year Note	2,457	06/2018	USD	522,036	(43)
U.S. Treasury 5 Year Note	1,264	06/2018	USD	144,017	37
U.S. Treasury Long Bond	999	06/2018	USD	143,357	1,246

					2,201

Short Contracts
U.S. Treasury 10 Year Note	(434)	06/2018	USD	(52,114)	(96)
U.S. Treasury 10 Year Ultra Note	(402)	06/2018	USD	(51,488)	(268)
U.S. Treasury 5 Year Note	(7)	06/2018	USD	(798)	— (h)
U.S. Treasury Long Bond	(55)	06/2018	USD	(7,893)	(69)
U.S. Treasury Ultra Bond	(188)	06/2018	USD	(29,310)	(323)

					(756)

					1,445

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Forward foreign currency exchange contracts outstanding as of February 28, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	31,875	EUR	25,523	Credit Suisse International	03/08/2018	726
USD	511	EUR	416	Goldman Sachs International	03/29/2018	2
USD	1,371	ZAR	16,113	BNP Paribas	03/29/2018	10
USD	1,250	ZAR	14,632	HSBC Bank, NA	03/29/2018	15
ZAR	14,637	USD	1,208	State Street Corp.	03/29/2018	28

Total unrealized appreciation						781

USD	1,093	AUD	1,430	National Australia Bank Ltd.	03/08/2018	(18)
USD	956	JPY	107,030	National Australia Bank Ltd.	03/08/2018	(47)
USD	962	ZAR	13,167	Societe Generale	03/08/2018	(153)
EUR	416	USD	518	Citibank, NA	03/29/2018	(9)
USD	1,187	ZAR	14,637	Citibank, NA	03/29/2018	(48)
USD	1,208	ZAR	14,740	HSBC Bank, NA	03/29/2018	(36)
USD	1,151	ZAR	13,995	TD Bank Financial Group	03/29/2018	(31)

Total unrealized depreciation						(342)

Net unrealized appreciation						439

Centrally Cleared Credit default swap contracts outstanding — buy protection(1) as of February 28, 2018:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(2)	NOTIONAL AMOUNT(3)	UPFRONT PAYMENTS (RECEIPTS) ($)(4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.25-V2	1.00	Quarterly	06/20/2021	0.76	USD 50,000	2,744	(3,195)	(451)

						2,744	(3,195)	(451)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Written Call Options Contracts as of February 28, 2018:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 10 Year Note	Exchange Traded	5,107	USD 510,700	USD 122.50	03/23/2018	(239)

Total Written Options Contracts (Premiums Received $319)						(239)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	147

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 31.5%
	FHLMC REMIC,
19	Series 1343, Class LA, 8.00%, 08/15/2022	20
128	Series 1367, Class K, 5.50%, 09/15/2022	132
24	Series 1591, Class E, 10.00%, 10/15/2023	24
197	Series 1633, Class Z, 6.50%, 12/15/2023	208
142	Series 1694, Class PK, 6.50%, 03/15/2024	151
1,169	Series 1785, Class A, 6.00%, 10/15/2023	1,230
74	Series 1999, Class PU, 7.00%, 10/15/2027	80
144	Series 2031, Class PG, 7.00%, 02/15/2028	161
437	Series 2035, Class PC, 6.95%, 03/15/2028	478
284	Series 2064, Class PD, 6.50%, 06/15/2028	320
228	Series 2095, Class PE, 6.00%, 11/15/2028	247
114	Series 2152, Class BD, 6.50%, 05/15/2029	124
557	Series 2162, Class TH, 6.00%, 06/15/2029	603
333	Series 2367, Class ME, 6.50%, 10/15/2031	374
336	Series 2480, Class EJ, 6.00%, 08/15/2032	364
4,175	Series 2611, Class QZ, 5.00%, 05/15/2033	4,507
153	Series 2647, Class A, 3.25%, 04/15/2032	152
25	Series 2651, Class VZ, 4.50%, 07/15/2018	26
371	Series 2688, Class DG, 4.50%, 10/15/2023	382
329	Series 2773, Class TB, 4.00%, 04/15/2019	331
505	Series 2841, Class AT, 4.00%, 08/15/2019	506
601	Series 2882, Class QD, 4.50%, 07/15/2034	618
2,970	Series 2915, Class MU, 5.00%, 01/15/2035	3,107
514	Series 2927, Class GA, 5.50%, 10/15/2034	535
595	Series 2931, Class QD, 4.50%, 02/15/2020	602
427	Series 3085, Class VS, HB, IF, 22.37%, 12/15/2035 (z)	647
1,513	Series 3181, Class OP, PO, 07/15/2036	1,262
1,434	Series 3188, Class GE, 6.00%, 07/15/2026	1,595
4,373	Series 3325, Class JL, 5.50%, 06/15/2037	4,736
3,151	Series 3341, Class PE, 6.00%, 07/15/2037	3,409
582	Series 3413, Class B, 5.50%, 04/15/2037	613
4,000	Series 3699, Class QH, 5.50%, 07/15/2040	4,246
3,052	Series 3737, Class DG, 5.00%, 10/15/2030	3,238
4,930	Series 3798, Class AY, 3.50%, 01/15/2026	5,024
3,940	Series 3809, Class BC, 3.50%, 02/15/2026	3,973
6,351	Series 3926, Class MW, 4.50%, 09/15/2026	6,646
3,970	Series 3927, Class PC, 4.50%, 09/15/2041	4,308
13,226	Series 3981, Class PA, 3.00%, 04/15/2031	13,084
12,751	Series 4002, Class MV, 4.00%, 01/15/2030	12,707
9,690	Series 4039, Class SA, IF, IO, 4.91%, 05/15/2042 (z)	1,561
12,000	Series 4047, Class PB, 3.50%, 01/15/2041	12,135
5,000	Series 4050, Class VE, 4.00%, 01/15/2029	5,152
6,109	Series 4062, Class GY, 4.00%, 06/15/2042	6,322

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

4,651		Series 4066, Class VB, 3.50%, 01/15/2029	4,669
2,681		Series 4181, Class VA, 3.00%, 05/15/2026	2,660
17,030		Series 4186, Class JE, 2.00%, 03/15/2033	16,590
10,834		Series 4188, Class JG, 2.00%, 04/15/2033	10,465
8,171		Series 4206, Class DA, 2.00%, 05/15/2033	7,826
1,450		Series 4314, Class DY, 3.50%, 03/15/2029	1,438
2,624		Series 4336, Class YB, 3.00%, 05/15/2029	2,558
6,143		Series 4365, Class HZ, 3.00%, 01/15/2040	5,654
10,000		Series 4458, Class BW, 3.00%, 04/15/2035	9,414
4,649		Series 4594, Class GN, 2.50%, 02/15/2045	4,534
		FHLMC STRIPS,
21		Series 155, IO, 7.00%, 11/01/2023	3
13,495		Series 264, Class 30, 3.00%, 07/15/2042	13,142
7,967		Series 267, Class 30, 3.00%, 08/15/2042	7,812
		FHLMC Structured Pass-Through Securities Certificates,
1,330		Series T-51, Class 1A, 6.50%, 09/25/2043 (z)	1,491
1,528		Series T-54, Class 2A, 6.50%, 02/25/2043	1,735
734		Series T-56, Class APO, PO, 05/25/2043	507
6,387		FNMA, 2.60%, 12/25/2026 (z)	6,119
485		FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, 01/25/2044	540
		FNMA REMIC,
—	(h)	Series 1988-16, Class B, 9.50%, 06/25/2018	—	(h)
62		Series 1993-110, Class H, 6.50%, 05/25/2023	67
47		Series 1993-146, Class E, PO, 05/25/2023	45
834		Series 1993-155, Class PJ, 7.00%, 09/25/2023	900
9		Series 1993-205, Class H, PO, 09/25/2023	9
12		Series 1993-217, Class H, PO, 08/25/2023	12
10		Series 1993-228, Class G, PO, 09/25/2023	10
271		Series 1994-37, Class L Shares, 6.50%, 03/25/2024	289
1,000		Series 1994-51, Class PV, 6.00%, 03/25/2024	1,055
527		Series 1998-58, Class PC, 6.50%, 10/25/2028	576
193		Series 2000-8, Class Z, 7.50%, 02/20/2030	221
292		Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	65
424		Series 2002-92, Class FB, 2.27%, 04/25/2030 (z)	431
2,494		Series 2003-21, Class PZ, 4.50%, 03/25/2033	2,550

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
105	Series 2003-67, Class SA, HB, IF, 34.97%, 10/25/2031 (z)	141
1,539	Series 2003-128, Class DY, 4.50%, 01/25/2024	1,585
669	Series 2004-46, Class QD, IF, 17.52%, 03/25/2034 (z)	792
1,097	Series 2004-54, Class FL, 2.02%, 07/25/2034 (z)	1,097
373	Series 2004-60, Class PA, 5.50%, 04/25/2034	375
4,769	Series 2005-22, Class EH, 5.00%, 04/25/2035	4,934
730	Series 2005-58, Class EP, 5.50%, 07/25/2035	779
199	Series 2005-62, Class DX, 5.00%, 05/25/2034	200
972	Series 2005-83, Class LA, 5.50%, 10/25/2035	1,048
3,991	Series 2005-116, Class PC, 6.00%, 01/25/2036	4,322
2,857	Series 2006-3, Class SB, IF, IO, 5.08%, 07/25/2035 (z)	298
4,760	Series 2006-51, Class FP, 1.97%, 03/25/2036 (z)	4,768
59	Series 2006-81, Class FA, 1.97%, 09/25/2036 (z)	59
636	Series 2006-110, PO, 11/25/2036	540
2,032	Series 2007-76, Class PE, 6.00%, 08/25/2037	2,239
462	Series 2009-89, Class A1, 5.41%, 05/25/2035	474
46	Series 2010-4, Class SL, IF, 7.94%, 02/25/2040 (z)	48
688	Series 2010-11, Class CB, 4.50%, 02/25/2040	708
4,730	Series 2010-47, Class MB, 5.00%, 09/25/2039	5,047
3,217	Series 2010-68, Class EP, 4.50%, 12/25/2039	3,339
5,000	Series 2010-117, Class DY, 4.50%, 10/25/2025	5,171
4,274	Series 2010-155, Class B, 3.50%, 01/25/2026	4,336
11,500	Series 2011-145, Class PB, 3.50%, 01/25/2032	11,489
6,515	Series 2012-47, Class QE, 4.00%, 05/25/2038	6,602
5,566	Series 2012-50, Class HY, 4.00%, 05/25/2042	5,548

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,166	Series 2012-60, Class EP, 3.00%, 04/25/2042	5,057
14,463	Series 2012-63, Class VA, 4.00%, 08/25/2023	14,730
5,750	Series 2012-100, Class AY, 3.00%, 09/25/2032	5,514
1,400	Series 2012-141, Class PB, 2.50%, 12/25/2042	1,216
5,300	Series 2013-106, Class PY, 3.00%, 10/25/2033	5,137
3,699	Series 2013-130, Class GY, 3.50%, 01/25/2034	3,666
6,000	Series 2015-11, Class AQ, 3.00%, 03/25/2035	5,586
4,000	Series 2015-28, Class GB, 3.50%, 05/25/2035	3,914
4,653	Series 2015-41, Class AY, 3.00%, 06/25/2035	4,354
11,897	Series 2015-48, Class DE, 3.00%, 10/25/2044	11,387
4,491	Series 2016-28, Class DW, 3.50%, 05/25/2036	4,428
16,373	Series 2016-38, Class NA, 3.00%, 01/25/2046	16,241
14,057	Series 2016-45, Class PC, 3.00%, 09/25/2045	13,832
5	Series G92-35, Class EB, 7.50%, 07/25/2022	6
1	Series G92-44, Class ZQ, 8.00%, 07/25/2022	1
	FNMA REMIC Trust,
121	Series 1999-W4, Class A9, 6.25%, 02/25/2029	128
1,264	Series 2002-W7, Class A4, 6.00%, 06/25/2029	1,382
606	Series 2003-W1, Class 1A1, 5.44%, 12/25/2042 (z)	637
324	Series 2003-W1, Class 2A, 6.04%, 12/25/2042 (z)	357
1,976	Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	2,234
1,141	Series 2009-W1, Class A, 6.00%, 12/25/2049	1,264
	FNMA STRIPS,
1,192	Series 278, Class 1, 2.10%, 08/25/2025 (z)	1,212
397	Series 278, Class 3, 2.17%, 11/25/2023 (z)	401
26	Series 343, Class 23, IO, 4.00%, 10/25/2018	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	149

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	GNMA,
3,285	Series 2004-27, Class PD, 5.50%, 04/20/2034	3,481
598	Series 2008-15, Class NB, 4.50%, 02/20/2038	619
3,535	Series 2008-40, Class SA, IF, IO, 4.81%, 05/16/2038 (z)	490
11,777	Series 2009-42, Class TX, 4.50%, 06/20/2039	12,414
3,153	Series 2009-69, Class WM, 5.50%, 08/20/2039	3,403
14,180	Series 2011-29, Class Z, 5.00%, 05/20/2040	15,726

	Total Collateralized Mortgage Obligations (Cost $423,272)	414,083

Commercial Mortgage-Backed Securities — 7.0%
	FHLMC Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.21%, 03/25/2025	6,053
6,500	Series K048, Class A2, 3.28%, 06/25/2025 (z)	6,569
3,519	Series K049, Class A2, 3.01%, 07/25/2025	3,489
6,716	Series K052, Class A2, 3.15%, 11/25/2025	6,706
6,558	Series K067, Class A2, 3.19%, 07/25/2027	6,478
3,000	Series K069, Class A2, 3.19%, 09/25/2027 (z)	2,971
5,145	Series KJ14, Class A2, 2.81%, 09/25/2024	5,045
	FNMA ACES,
4,464	Series 2015-M13, Class A2, 2.71%, 06/25/2025 (z)	4,354
19,357	Series 2016-M1, Class A2, 2.94%, 01/25/2026 (z)	19,015
6,000	Series 2017-M3, Class A2, 2.49%, 12/25/2026 (z)	5,629
4,394	Series 2017-M7, Class A2, 2.96%, 02/25/2027 (z)	4,279
12,000	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	11,770
10,534	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	10,115

	Total Commercial Mortgage-Backed Securities (Cost $95,321)	92,473

Foreign Government Security — 0.6%
7,527	Israel Government AID Bond, (Israel), Zero Coupon, 09/15/2019 (Cost $7,253)	7,260

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — 11.0%
		FHLMC,
2		ARM, 1.98%, 07/01/2030 (z)	2
1		ARM, 2.00%, 02/01/2019 (z)	1
—	(h)	ARM, 2.03%, 03/01/2018 (z)	—	(h)
4		ARM, 2.11%, 08/01/2018 (z)	4
11		ARM, 2.52%, 01/01/2021 (z)	11
2		ARM, 2.60%, 11/01/2018 (z)	2
84		ARM, 3.28%, 01/01/2027 (z)	87
770		ARM, 3.37%, 03/01/2037 (z)	800
7		ARM, 3.40%, 04/01/2030 (z)	7
—	(h)	ARM, 3.79%, 01/01/2020 (z)	—	(h)
146		FHLMC Gold Pools, 20 Year, Single Family, 4.50%, 05/01/2024	153
		FHLMC Gold Pools, 30 Year, Single Family,
825		4.50%, 10/01/2040	872
165		5.50%, 11/01/2033	179
58		6.00%, 02/01/2032	66
255		6.50%, 01/01/2024 - 06/01/2029	287
543		7.00%, 08/01/2025 - 09/01/2029	608
23		7.50%, 09/01/2024 - 08/01/2025	24
14		8.00%, 11/01/2024	15
63		8.50%, 05/01/2024 - 07/01/2028	69
—	(h)	9.00%, 01/01/2021 - 11/01/2021	—	(h)
		FNMA,
12		ARM, 1.96%, 06/01/2029 (z)	12
3		ARM, 1.97%, 06/01/2020 (z)	3
63		ARM, 2.00%, 11/01/2027 - 11/01/2040 (z)	62
4,886		ARM, 2.37%, 12/01/2025 (z)	4,874
4		ARM, 2.59%, 08/01/2019 (z)	4
2		ARM, 6.05%, 04/01/2019 (z)	2
		FNMA, 15 Year, Single Family,
1,592		4.00%, 04/01/2019 - 09/01/2025	1,637
167		4.50%, 03/01/2019	168
229		FNMA, 20 Year, Single Family, 5.00%, 11/01/2023	245
		FNMA, 30 Year, Single Family,
6,969		3.00%, 03/01/2043 - 09/01/2046	6,790
15,758		3.50%, 05/01/2042 - 09/01/2046	15,796
31,005		4.00%, 06/01/2043 - 06/01/2045	32,122
205		4.50%, 03/01/2038	217
1,181		5.00%, 11/01/2033	1,288
7,097		5.50%, 02/01/2029 - 05/01/2036	7,894
1,059		6.00%, 07/01/2036	1,218
259		6.50%, 06/01/2026 - 04/01/2032	289
2,773		7.00%, 02/01/2024 - 03/01/2035	3,239

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
18		7.50%, 03/01/2030	19
—	(h)	10.00%, 07/01/2020	—	(h)
		FNMA, Other,
6,908		2.63%, 12/01/2026	6,649
6,500		2.81%, 04/01/2025	6,394
6,380		2.97%, 05/01/2026	6,327
5,859		2.97%, 06/01/2027	5,659
3,450		2.97%, 09/01/2027	3,357
6,832		3.01%, 02/01/2027	6,718
6,500		3.10%, 01/01/2026	6,466
6,526		3.12%, 01/01/2022	6,575
8,665		3.26%, 01/01/2022	8,759
3,000		3.30%, 11/01/2026	3,016
4,335		3.77%, 12/01/2025	4,510
24		6.00%, 09/01/2028	27
		GNMA I, 30 Year, Single Family,
271		6.50%, 06/15/2023 - 02/15/2024	302
121		7.00%, 12/15/2022 - 06/15/2028	125
182		7.50%, 02/15/2022 - 02/15/2028	190
80		8.00%, 07/15/2022 - 08/15/2026	85
114		9.00%, 08/15/2021 - 11/15/2024	121
—	(h)	9.50%, 08/15/2018	—	(h)
		GNMA II, 30 Year, Single Family,
119		8.00%, 11/20/2026 - 11/20/2027	134

		Total Mortgage-Backed Securities (Cost $146,653)	144,480

U.S. Government Agency Securities — 18.9%
		FFCB,
10,000		5.75%, 05/11/2026	11,959
12,824		5.75%, 12/07/2028	15,710
		FNMA,
10,000		6.25%, 05/15/2029	12,829
30,000		10.23%, 10/09/2019	28,872
10,000		DN, 7.25%, 05/15/2030	6,613
		FNMA STRIPS,
8,000		2.45%, 10/08/2027 (n)	5,853
9,200		14.94%, 05/29/2026 (n)	7,070
		Resolution Funding Corp. STRIPS,
18,300		2.02%, 10/15/2020 (n)	17,229
57,000		2.23%, 07/15/2020 (n)	53,998
5,000		2.38%, 01/15/2021 (n)	4,655
60,673		3.62%, 10/15/2019 (n)	58,471

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15,700	5.16%, 01/15/2030 (n)	10,603
5,000	16.32%, 04/15/2030 (n)	3,344
15,000	16.91%, 04/15/2028 (n)	10,826

	Total U.S. Government Agency Securities (Cost $234,955)	248,032

U.S. Treasury Obligations — 26.1%
	U.S. Treasury Bonds,
13,000	2.88%, 08/15/2045	12,393
31,000	3.00%, 05/15/2045	30,289
10,000	3.75%, 11/15/2043	11,118
20,000	5.25%, 11/15/2028	24,331
2,500	7.13%, 02/15/2023	3,020
3,935	7.25%, 08/15/2022	4,710
3,635	8.00%, 11/15/2021	4,338
1,020	9.00%, 11/15/2018	1,071
27,500	U.S. Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044	31,741
	U.S. Treasury Notes,
25,000	0.75%, 04/30/2018	24,969
40,000	1.13%, 01/15/2019	39,673
20,000	1.63%, 02/15/2026	18,259
20,000	2.00%, 08/15/2025	18,893
20,000	2.13%, 11/30/2023	19,372
30,000	2.63%, 11/15/2020	30,189
72,500	U.S. Treasury STRIPS Bonds, 2.14%, 05/15/2020 (n)	68,969

	Total U.S. Treasury Obligations (Cost $344,978)	343,335

SHARES
Short-Term Investment — 4.7%
	Investment Company — 4.7%
62,272	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $62,272)	62,272

	Total Investments — 99.8% (Cost $1,314,704)	1,311,935
	Other Assets in Excess of Liabilities — 0.2%	2,471

	NET ASSETS — 100.0%	$1,314,406

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Security — 0.0% (g)
112	CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, 4.17%, 01/25/2035 (z) (bb) (Cost $—)	2

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
	Liberty Interactive LLC,
4,439	3.75%, 02/15/2030	3,107
2,570	4.00%, 11/15/2029	1,812

		4,919

	Specialty Retail — 0.0% (g)
2,652	Nebraska Book Holdings, Inc., 2.02%, 04/01/2026 (d) (e) (bb)	—	(h)

	Total Convertible Bonds (Cost $4,848)	4,919

Corporate Bonds — 90.4%
	Consumer Discretionary — 18.0%
	Auto Components — 2.0%
22,661	Allison Transmission, Inc., 4.75%, 10/01/2027 (e)	22,208
	American Axle & Manufacturing, Inc.,
27,422	6.25%, 04/01/2025	28,296
27,530	6.50%, 04/01/2027	28,425
7,132	Dana Financing Luxembourg SARL, 5.75%, 04/15/2025 (e)	7,306
	Goodyear Tire & Rubber Co. (The),
26,821	4.88%, 03/15/2027	26,418
17,860	5.00%, 05/31/2026	17,860
	Icahn Enterprises LP,
18,572	5.88%, 02/01/2022	18,595
8,219	6.25%, 02/01/2022	8,342
10,920	6.38%, 12/15/2025	10,961
4,579	6.75%, 02/01/2024	4,671
3,087	JB Poindexter & Co., Inc., 9.00%, 04/01/2022 (e)	3,187

		176,269

	Automobiles — 0.6%
18,806	Fiat Chrysler Automobiles NV, (United Kingdom), 5.25%, 04/15/2023	19,370
18,795	Jaguar Land Rover Automotive plc, (United Kingdom), 4.50%, 10/01/2027 (e)	17,855
	Motors Liquidation Co.,
10,255	6.75%, 05/01/2028 (d) (bb)	—	(h)
6,000	7.38%, 05/23/2048 (d) (bb)	—	(h)
9,300	7.40%, 09/01/2025 (d) (bb)	—	(h)
25,800	7.70%, 04/15/2016 (d) (bb)	—	(h)
3,415	7.75%, 03/15/2036 (d) (bb)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
12,550	8.10%, 06/15/2024 (d) (bb)	—	(h)
20,000	8.25%, 07/15/2023 (d) (bb)	—	(h)
34,006	8.38%, 07/15/2033 (d) (bb)	—	(h)
19,299	Tesla, Inc., 5.30%, 08/15/2025 (e)	18,383

		55,608

	Distributors — 0.3%
	Global Partners LP,
7,245	6.25%, 07/15/2022	7,236
8,845	7.00%, 06/15/2023 (bb)	9,011
7,890	Univar USA, Inc., 6.75%, 07/15/2023 (e)	8,196

		24,443

	Diversified Consumer Services — 0.3%
	Service Corp. International,
2,630	5.38%, 05/15/2024	2,712
10,675	8.00%, 11/15/2021	12,170
13,830	Sotheby’s, 4.88%, 12/15/2025 (e)	13,415

		28,297

	Hotels, Restaurants & Leisure — 3.5%
26,057	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	24,884
	Boyd Gaming Corp.,
7,035	6.38%, 04/01/2026	7,396
10,438	6.88%, 05/15/2023	11,012
4,382	CCM Merger, Inc., 6.00%, 03/15/2022 (e)	4,428
	Cedar Fair LP,
1,571	5.38%, 06/01/2024	1,612
5,155	5.38%, 04/15/2027 (e)	5,207
20,268	Chukchansi Economic Development Authority, 9.75%, 05/30/2020 (d) (e)	12,363
11,904	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023 (e)	12,214
	Eldorado Resorts, Inc.,
16,441	6.00%, 04/01/2025	16,934
5,505	7.00%, 08/01/2023	5,822
5,075	Gateway Casinos & Entertainment Ltd., (Canada), 8.25%, 03/01/2024 (e)	5,418
	GLP Capital LP,
200	5.38%, 11/01/2023	209
9,245	5.38%, 04/15/2026	9,557
28,728	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	29,446
4,445	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	4,367
4,332	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024	4,668

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
	Hilton Worldwide Finance LLC,
8,026	4.63%, 04/01/2025	8,056
6,137	4.88%, 04/01/2027	6,137
10,875	International Game Technology plc, 6.50%, 02/15/2025 (e)	11,664
5,214	IRB Holding Corp., 6.75%, 02/15/2026 (e)	5,214
12,805	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	13,342
6,760	KFC Holding Co., 4.75%, 06/01/2027 (e)	6,608
	MGM Resorts International,
9,075	6.00%, 03/15/2023	9,653
2,627	6.63%, 12/15/2021	2,839
80	7.75%, 03/15/2022	89
	Scientific Games International, Inc.,
16,233	5.00%, 10/15/2025 (e)	16,050
3,625	7.00%, 01/01/2022 (e)	3,815
18,125	10.00%, 12/01/2022	19,657
22,383	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	22,551
14,420	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	14,385
7,154	Station Casinos LLC, 5.00%, 10/01/2025 (e)	6,975
10,172	VOC Escrow Ltd., 5.00%, 02/15/2028 (e)	9,892

		312,464

	Household Durables — 1.4%
6,025	American Greetings Corp., 7.88%, 02/15/2025 (e)	6,161
	Lennar Corp.,
6,275	4.75%, 05/30/2025	6,243
25,725	4.75%, 11/29/2027 (e)	24,889
5,193	5.25%, 06/01/2026 (e)	5,297
17,776	5.88%, 11/15/2024 (e)	18,887
	Mattamy Group Corp., (Canada),
16,225	6.50%, 10/01/2025 (e)	16,955
5,123	6.88%, 12/15/2023 (e)	5,373
12,677	New Home Co., Inc. (The), 7.25%, 04/01/2022	13,152
	Tempur Sealy International, Inc.,
1,798	5.50%, 06/15/2026	1,767
12,420	5.63%, 10/15/2023	12,544
	Toll Brothers Finance Corp.,
10,355	4.35%, 02/15/2028	9,786
930	4.88%, 11/15/2025	930
5,085	5.63%, 01/15/2024	5,396

		127,380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet & Direct Marketing Retail — 0.2%
	Netflix, Inc.,
1,716	4.38%, 11/15/2026	1,648
10,445	4.88%, 04/15/2028 (e)	10,262
5,800	5.50%, 02/15/2022	6,032

		17,942

	Leisure Products — 0.1%
	Mattel, Inc.,
5,095	3.15%, 03/15/2023	4,566
4,627	6.75%, 12/31/2025 (e)	4,708

		9,274

	Media — 7.8%
	Altice Financing SA, (Luxembourg),
11,572	6.63%, 02/15/2023 (e)	11,558
15,385	7.50%, 05/15/2026 (e)	15,500
	Altice Luxembourg SA, (Luxembourg),
11,472	7.63%, 02/15/2025 (e)	10,096
19,863	7.75%, 05/15/2022 (e)	18,522
	Altice US Finance I Corp.,
18,018	5.38%, 07/15/2023 (e)	18,311
22,093	5.50%, 05/15/2026 (e)	21,872
	AMC Entertainment Holdings, Inc.,
7,600	5.75%, 06/15/2025	7,391
6,575	5.88%, 11/15/2026	6,361
6,283	6.13%, 05/15/2027	6,095
	AMC Networks, Inc.,
2,630	4.75%, 12/15/2022	2,650
9,153	4.75%, 08/01/2025	8,867
10,375	5.00%, 04/01/2024	10,401
28,079	Cablevision Systems Corp., 8.00%, 04/15/2020	29,840
9,940	Cinemark USA, Inc., 4.88%, 06/01/2023	9,878
	Clear Channel Worldwide Holdings, Inc.,
12,665	Series A, 6.50%, 11/15/2022	12,988
2,650	Series A, 7.63%, 03/15/2020	2,623
19,700	Series B, 6.50%, 11/15/2022	20,242
25,848	Series B, 7.63%, 03/15/2020	25,816
	CSC Holdings LLC,
12,966	5.25%, 06/01/2024	12,480
9,265	5.38%, 02/01/2028 (e)	9,057
15,233	5.50%, 04/15/2027 (e)	15,004
11,805	6.75%, 11/15/2021	12,417
1,492	10.88%, 10/15/2025 (e)	1,761

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	DISH DBS Corp.,
15,484	5.00%, 03/15/2023	14,226
4,689	5.88%, 07/15/2022	4,572
5,813	5.88%, 11/15/2024	5,435
45,060	6.75%, 06/01/2021	46,299
13,532	7.75%, 07/01/2026	13,329
12,947	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2024 (e)	14,112
4,141	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	3,975
	Gray Television, Inc.,
12,865	5.13%, 10/15/2024 (e)	12,608
7,730	5.88%, 07/15/2026 (e)	7,662
4,957	iHeartCommunications, Inc., 9.00%, 12/15/2019 (d)	3,953
5,075	Lamar Media Corp., 5.75%, 02/01/2026	5,253
9,255	Liberty Interactive LLC, 8.25%, 02/01/2030	9,995
6,089	LIN Television Corp., 5.88%, 11/15/2022	6,287
20,315	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	20,188
6,018	Mediacom Broadband LLC, 6.38%, 04/01/2023	6,168
4,770	Nexstar Broadcasting, Inc., 5.63%, 08/01/2024 (e)	4,794
	Outfront Media Capital LLC,
8,651	5.63%, 02/15/2024	8,748
12,319	5.88%, 03/15/2025	12,504
3,580	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	3,714
	Sinclair Television Group, Inc.,
8,500	5.13%, 02/15/2027 (e)	8,171
7,403	5.63%, 08/01/2024 (e)	7,514
	Sirius XM Radio, Inc.,
8,874	4.63%, 05/15/2023 (e)	8,852
14,983	5.00%, 08/01/2027 (e)	14,566
15,570	5.38%, 04/15/2025 (e)	15,823
	TEGNA, Inc.,
5,365	5.50%, 09/15/2024 (e)	5,512
12,135	6.38%, 10/15/2023	12,651
11,122	Unitymedia GmbH, (Germany), 6.13%, 01/15/2025 (e)	11,664
	Univision Communications, Inc.,
9,025	5.13%, 05/15/2023 (e)	8,492
9,760	5.13%, 02/15/2025 (e)	9,016
2,110	6.75%, 09/15/2022 (e)	2,181
5,300	UPC Holding BV, (Netherlands), 5.50%, 01/15/2028 (e)	4,982

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
18,387	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	18,214
	Viacom, Inc.,
4,675	4.38%, 03/15/2043	4,204
4,900	(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/2057 (aa)	4,944
3,085	(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)	3,170
17,087	Videotron Ltd., (Canada), 5.38%, 06/15/2024 (e)	17,685
	WMG Acquisition Corp.,
3,014	4.88%, 11/01/2024 (e)	3,040
2,651	5.00%, 08/01/2023 (e)	2,687
3,610	5.50%, 04/15/2026 (e) (w)	3,610
12,129	5.63%, 04/15/2022 (e)	12,402
7,439	6.75%, 04/15/2022 (e)	7,723
14,520	Ziggo Bond Finance BV, (Netherlands), 5.88%, 01/15/2025 (e)	13,975
14,330	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	13,739

		708,369

	Multiline Retail — 0.4%
3,761	Cumberland Farms, Inc., 6.75%, 05/01/2025 (e)	3,949
14,000	Dollar Tree, Inc., 5.75%, 03/01/2023	14,560
23,800	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	14,399

		32,908

	Specialty Retail — 1.4%
	Claire’s Stores, Inc.,
11,275	6.13%, 03/15/2020 (e)	7,498
17,700	9.00%, 03/15/2019 (e)	12,036
	L Brands, Inc.,
9,036	5.25%, 02/01/2028	8,697
6,900	6.75%, 07/01/2036	6,762
5,030	6.88%, 11/01/2035	5,022
9,800	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	10,008
20,790	Penske Automotive Group, Inc., 5.50%, 05/15/2026	20,738
	PetSmart, Inc.,
4,258	5.88%, 06/01/2025 (e)	3,321
9,650	7.13%, 03/15/2023 (e)	6,151
8,300	8.88%, 06/01/2025 (e)	5,292
3,950	Sally Holdings LLC, 5.50%, 11/01/2023	3,950
40,597	Staples, Inc., 8.50%, 09/15/2025 (e)	38,973

		128,448

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Textiles, Apparel & Luxury Goods — 0.0% (g)
2,377	Hanesbrands, Inc., 4.63%, 05/15/2024 (e)	2,353

	Total Consumer Discretionary	1,623,755

	Consumer Staples — 4.3%
	Food & Staples Retailing — 1.9%
	Albertsons Cos. LLC,
12,078	5.75%, 03/15/2025	10,508
60,315	6.63%, 06/15/2024	55,565
	New Albertson’s, Inc.,
5,288	7.45%, 08/01/2029	4,389
1,033	7.75%, 06/15/2026	904
14,241	8.00%, 05/01/2031	12,212
9,197	8.70%, 05/01/2030	8,323
	SUPERVALU, Inc.,
27,340	6.75%, 06/01/2021	26,998
49,975	7.75%, 11/15/2022	48,476

		167,375

	Food Products — 2.2%
15,215	Dean Foods Co., 6.50%, 03/15/2023 (e)	14,873
16,796	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	17,594
	JBS USA LUX SA, (Brazil),
3,670	5.75%, 06/15/2025 (e)	3,514
27,785	5.88%, 07/15/2024 (e)	27,096
18,098	6.75%, 02/15/2028 (e)	17,920
56,678	7.25%, 06/01/2021 (e)	57,387
	Pilgrim’s Pride Corp.,
11,935	5.75%, 03/15/2025 (e)	11,875
10,700	5.88%, 09/30/2027 (e)	10,406
	Post Holdings, Inc.,
21,974	5.00%, 08/15/2026 (e)	20,875
7,811	5.50%, 03/01/2025 (e)	7,860
13,538	5.75%, 03/01/2027 (e)	13,369

		202,769

	Household Products — 0.1%
7,591	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	7,363

	Personal Products — 0.1%
19,299	Revlon Consumer Products Corp., 6.25%, 08/01/2024	13,268

	Total Consumer Staples	390,775

	Energy — 12.4%
	Energy Equipment & Services — 3.0%
5,579	Archrock Partners LP, 6.00%, 10/01/2022	5,593

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — continued
	Bristow Group, Inc.,
6,519	6.25%, 10/15/2022	5,606
4,540	8.75%, 03/01/2023 (e)	4,617
8,400	CSI Compressco LP, 7.25%, 08/15/2022	8,169
7,110	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	7,217
	Ensco plc,
3,313	4.50%, 10/01/2024	2,700
10,860	5.20%, 03/15/2025	9,014
845	5.75%, 10/01/2044	584
3,869	7.75%, 02/01/2026	3,661
	KCA Deutag UK Finance plc, (United Kingdom),
12,543	7.25%, 05/15/2021 (e)	12,230
15,069	9.88%, 04/01/2022 (e)	15,860
	Nabors Industries, Inc.,
1,064	5.10%, 09/15/2023	1,027
12,481	5.50%, 01/15/2023	12,387
6,928	5.75%, 02/01/2025 (e)	6,612
	Noble Holding International Ltd., (United Kingdom),
967	5.25%, 03/15/2042	614
6,316	6.20%, 08/01/2040	4,264
13,439	7.88%, 02/01/2026 (e)	13,506
3,003	Parker Drilling Co., 6.75%, 07/15/2022	2,492
	Precision Drilling Corp., (Canada),
1,923	5.25%, 11/15/2024	1,832
5,979	7.13%, 01/15/2026 (e)	6,031
	Rowan Cos., Inc.,
1,156	4.75%, 01/15/2024	1,006
3,424	4.88%, 06/01/2022	3,184
3,580	7.38%, 06/15/2025	3,535
22,457	Shelf Drilling Holdings Ltd., (United Arab Emirates), 8.25%, 02/15/2025 (e)	22,625
6,435	Telford Offshore Ltd., (Cayman Islands), Series B, 1.00% (PIK), 02/12/2024 (v) (bb)	5,427
12,530	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	12,891
	Transocean, Inc.,
13,446	6.80%, 03/15/2038	10,824
15,344	7.50%, 01/15/2026 (e)	15,459
10,704	7.50%, 04/15/2031	9,660
19,301	9.00%, 07/15/2023 (e)	20,797
9,951	9.35%, 12/15/2041	9,951
2,862	Trinidad Drilling Ltd., (Canada), 6.63%, 02/15/2025 (e)	2,765
22,507	Unit Corp., 6.63%, 05/15/2021	22,338

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Weatherford International Ltd.,
1,029	4.50%, 04/15/2022	906
2,804	6.50%, 08/01/2036	2,131
2,585	6.75%, 09/15/2040	1,971
330	7.00%, 03/15/2038	262
3,440	9.88%, 02/15/2024	3,406

		273,154

	Oil, Gas & Consumable Fuels — 9.4%
18,901	Antero Resources Corp., 5.13%, 12/01/2022	19,066
14,818	Athabasca Oil Corp., (Canada), 9.88%, 02/24/2022 (e)	14,818
	Baytex Energy Corp., (Canada),
1,254	5.13%, 06/01/2021 (e)	1,179
2,694	5.63%, 06/01/2024 (e)	2,418
5,420	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	5,555
2,910	Buckeye Partners LP, (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/2078 (aa)	2,904
3,155	California Resources Corp., 8.00%, 12/15/2022 (e)	2,496
10,095	Callon Petroleum Co., 6.13%, 10/01/2024	10,297
1,088	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	1,061
22,757	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	22,814
	Cheniere Corpus Christi Holdings LLC,
10,810	5.88%, 03/31/2025	11,432
13,135	7.00%, 06/30/2024	14,698
6,240	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	6,302
	Chesapeake Energy Corp.,
1,458	5.75%, 03/15/2023	1,334
14,172	8.00%, 01/15/2025 (e)	13,995
14,405	8.00%, 06/15/2027 (e)	13,811
9,266	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	9,278
6,462	CNX Resources Corp., 5.88%, 04/15/2022	6,498
	Continental Resources, Inc.,
6,571	3.80%, 06/01/2024	6,382
7,261	4.50%, 04/15/2023	7,352
26,955	4.90%, 06/01/2044	25,843
	Crestwood Midstream Partners LP,
9,449	5.75%, 04/01/2025	9,567
3,865	6.25%, 04/01/2023	3,981
	DCP Midstream Operating LP,
24,380	3.88%, 03/15/2023	23,770
10,266	6.75%, 09/15/2037 (e)	11,447

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
18,721	Delek Logistics Partners LP, 6.75%, 05/15/2025 (e)	19,002
5,811	Denbury Resources, Inc., 9.00%, 05/15/2021 (e)	5,942
2,911	Diamondback Energy, Inc., 4.75%, 11/01/2024	2,875
	Energy Transfer Equity LP,
5,648	4.25%, 03/15/2023	5,541
865	5.50%, 06/01/2027	895
24,271	5.88%, 01/15/2024	25,727
	EP Energy LLC,
10,226	8.00%, 11/29/2024 (e)	10,533
19,321	8.00%, 02/15/2025 (e)	13,283
2,757	9.38%, 05/01/2024 (e)	2,033
	Genesis Energy LP,
7,665	5.63%, 06/15/2024	7,358
7,230	6.00%, 05/15/2023	7,210
5,275	6.75%, 08/01/2022	5,432
	Gulfport Energy Corp.,
33,410	6.00%, 10/15/2024	32,825
2,791	6.38%, 05/15/2025	2,753
4,514	6.38%, 01/15/2026 (e)	4,449
12,925	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	12,990
9,746	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	10,014
7,056	Jupiter Resources, Inc., (Canada), 8.50%, 10/01/2022 (e)	3,334
17,412	Martin Midstream Partners LP, 7.25%, 02/15/2021	17,390
	MEG Energy Corp., (Canada),
9,838	6.38%, 01/30/2023 (e)	8,436
7,921	6.50%, 01/15/2025 (e)	7,772
1,397	7.00%, 03/31/2024 (e)	1,191
4,649	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	4,690
6,584	NuStar Logistics LP, 5.63%, 04/28/2027	6,518
3,737	Parsley Energy LLC, 5.38%, 01/15/2025 (e)	3,700
	PBF Holding Co. LLC,
5,131	7.00%, 11/15/2023	5,336
16,205	7.25%, 06/15/2025	16,772
6,058	PBF Logistics LP, 6.88%, 05/15/2023	6,202
5,828	Peabody Energy Corp., 6.00%, 03/31/2022 (e)	5,974
	Penn Virginia Corp.,
1,500	7.25%, 04/15/2019 (d) (bb)	2
14,125	8.50%, 05/01/2020 (d) (bb)	18

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	QEP Resources, Inc.,
6,445	5.25%, 05/01/2023	6,396
18,600	5.38%, 10/01/2022	18,879
4,912	5.63%, 03/01/2026	4,832
6,072	6.88%, 03/01/2021	6,467
	Range Resources Corp.,
7,640	4.88%, 05/15/2025	7,320
12,157	5.00%, 03/15/2023	11,884
4,716	Sanchez Energy Corp., 7.75%, 06/15/2021	4,504
	SemGroup Corp.,
11,605	5.63%, 07/15/2022	11,489
6,417	5.63%, 11/15/2023	6,209
9,339	7.25%, 03/15/2026	9,549
19,604	Seven Generations Energy Ltd., (Canada), 5.38%, 09/30/2025 (e)	19,163
13,562	SM Energy Co., 5.00%, 01/15/2024	12,748
25,607	Southwestern Energy Co., 6.70%, 01/23/2025	25,095
1,207	Stone Energy Corp., 7.50%, 05/31/2022	1,225
	Summit Midstream Holdings LLC,
4,249	5.50%, 08/15/2022	4,286
9,405	5.75%, 04/15/2025	9,405
	Sunoco LP,
7,282	4.88%, 01/15/2023 (e)	7,227
5,151	5.50%, 02/15/2026 (e)	5,151
2,342	5.88%, 03/15/2028 (e)	2,351
10,615	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	10,933
	Targa Resources Partners LP,
11,407	4.25%, 11/15/2023	11,122
5,180	5.00%, 01/15/2028 (e)	5,031
16,472	5.13%, 02/01/2025	16,410
5,550	5.38%, 02/01/2027	5,550
	TerraForm Power Operating LLC,
10,560	4.25%, 01/31/2023 (e)	10,349
12,579	5.00%, 01/31/2028 (e)	12,174
4,160	SUB, 6.63%, 06/15/2025 (e)	4,503
5,535	TransMontaigne Partners LP, 6.13%, 02/15/2026	5,604
	Ultra Resources, Inc.,
41,823	6.88%, 04/15/2022 (e)	37,641
16,578	7.13%, 04/15/2025 (e)	14,837
7,312	Whiting Petroleum Corp., 6.63%, 01/15/2026 (e)	7,413
	Williams Cos., Inc. (The),
7,710	3.70%, 01/15/2023	7,488

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,305	4.55%, 06/24/2024	1,315
9,220	5.75%, 06/24/2044	9,796
6,533	7.75%, 06/15/2031	8,077
939	Series A, 7.50%, 01/15/2031	1,136

		848,054

	Total Energy	1,121,208

	Financials — 5.2%
	Banks — 2.0%
12,527	Bank of America Corp., Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	13,279
4,575	Barclays Bank plc, (United Kingdom), 7.63%, 11/21/2022	5,092
17,170	CIT Group, Inc., 5.00%, 08/15/2022	17,707
5,245	Citigroup, Inc., Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 08/15/2026 (x) (y) (aa)	5,638
16,157	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	18,904
	Royal Bank of Scotland Group plc, (United Kingdom),
4,697	6.00%, 12/19/2023	5,015
34,305	6.10%, 06/10/2023	36,641
38,969	6.13%, 12/15/2022	41,559
14,572	(USD Swap Semi 5 Year + 5.80%), 7.50%, 08/10/2020 (x) (y) (aa)	15,277
4,790	(USD Swap Semi 5 Year + 7.60%), 8.62%, 08/15/2021 (x) (y) (aa)	5,293
14,050	Societe Generale SA, (France), (USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	15,139

		179,544

	Capital Markets — 0.2%
13,332	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	13,499
5,552	MSCI, Inc., 5.25%, 11/15/2024 (e)	5,673

		19,172

	Consumer Finance — 1.5%
	Ally Financial, Inc.,
8,846	4.63%, 05/19/2022	8,990
11,901	4.63%, 03/30/2025	11,960
5,176	5.13%, 09/30/2024	5,370
18,549	5.75%, 11/20/2025	19,337
14,374	8.00%, 11/01/2031	17,824
3,313	FirstCash, Inc., 5.38%, 06/01/2024 (e)	3,417

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
26,236	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.62%, 12/21/2065 (e) (aa)	25,777
	Springleaf Finance Corp.,
23,928	5.63%, 03/15/2023	23,749
10,500	6.13%, 05/15/2022	10,762
5,917	7.75%, 10/01/2021	6,450

		133,636

	Diversified Financial Services — 0.6%
12,143	ACE Cash Express, Inc., 12.00%, 12/15/2022 (e)	13,175
26,446	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	25,785
	Nationstar Mortgage LLC,
6,244	6.50%, 07/01/2021	6,380
6,635	6.50%, 06/01/2022	6,851

		52,191

	Insurance — 0.3%
12,373	CNO Financial Group, Inc., 5.25%, 05/30/2025	12,559
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	4,827
7,307	Liberty Mutual Group, Inc., 7.80%, 03/15/2037 (e)	9,079

		26,465

	Thrifts & Mortgage Finance — 0.6%
	Ladder Capital Finance Holdings LLLP,
7,696	5.25%, 03/15/2022 (e)	7,754
4,821	5.25%, 10/01/2025 (e)	4,688
	Quicken Loans, Inc.,
11,830	5.25%, 01/15/2028 (e)	11,416
23,293	5.75%, 05/01/2025 (e)	23,468
12,470	Radian Group, Inc., 4.50%, 10/01/2024	12,442

		59,768

	Total Financials	470,776

	Health Care — 9.5%
	Health Care Equipment & Supplies — 0.4%
	Hologic, Inc.,
6,457	4.38%, 10/15/2025 (e)	6,304
2,883	4.63%, 02/01/2028 (e)	2,782
	Mallinckrodt International Finance SA,
2,784	4.75%, 04/15/2023	2,210
9,330	5.50%, 04/15/2025 (e)	7,464
3,657	5.63%, 10/15/2023 (e)	3,058

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
	Teleflex, Inc.,
5,000	4.88%, 06/01/2026	4,950
5,070	5.25%, 06/15/2024	5,197

		31,965

	Health Care Providers & Services — 6.4%
	Acadia Healthcare Co., Inc.,
17,455	5.63%, 02/15/2023	17,908
8,830	6.50%, 03/01/2024	9,117
	Centene Corp.,
4,556	4.75%, 05/15/2022	4,633
20,010	4.75%, 01/15/2025	19,897
8,089	5.63%, 02/15/2021	8,281
13,415	6.13%, 02/15/2024	14,086
	Community Health Systems, Inc.,
9,612	5.13%, 08/01/2021	8,867
25,441	6.25%, 03/31/2023	23,152
18,802	6.88%, 02/01/2022	12,221
16,391	7.13%, 07/15/2020	13,789
	DaVita, Inc.,
7,965	5.00%, 05/01/2025	7,806
17,138	5.13%, 07/15/2024	17,020
3,000	5.75%, 08/15/2022	3,088
	Envision Healthcare Corp.,
13,898	5.13%, 07/01/2022 (e)	14,002
18,317	5.63%, 07/15/2022	18,684
11,585	HCA Healthcare, Inc., 6.25%, 02/15/2021	12,193
	HCA, Inc.,
4,583	3.75%, 03/15/2019	4,612
9,680	4.25%, 10/15/2019	9,801
4,371	5.00%, 03/15/2024	4,453
4,575	5.25%, 04/15/2025	4,701
41,340	5.38%, 02/01/2025	42,025
8,700	5.50%, 06/15/2047	8,591
5,140	5.88%, 03/15/2022	5,448
26,655	5.88%, 05/01/2023	28,028
19,145	5.88%, 02/15/2026	19,815
21,198	7.50%, 02/15/2022	23,450
3,029	LifePoint Health, Inc., 5.50%, 12/01/2021	3,052
24,714	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	26,012
16,586	Polaris Intermediate Corp., 8.50% (cash), 12/01/2022 (e) (v)	16,886
28,573	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	26,144

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
	Tenet Healthcare Corp.,
6,083	4.38%, 10/01/2021	6,053
12,061	4.50%, 04/01/2021	12,100
17,012	4.63%, 07/15/2024 (e)	16,278
27,491	5.13%, 05/01/2025 (e)	26,666
14	5.50%, 03/01/2019	14
14,145	6.00%, 10/01/2020	14,711
6,208	6.75%, 02/01/2020	6,433
30,723	6.75%, 06/15/2023	30,723
7,176	7.00%, 08/01/2025 (e)	7,158
2,610	7.50%, 01/01/2022 (e)	2,757
17,661	8.13%, 04/01/2022	18,588
11,500	WellCare Health Plans, Inc., 5.25%, 04/01/2025	11,639

		580,882

	Health Care Technology — 0.2%
	Quintiles IMS, Inc.,
8,820	4.88%, 05/15/2023 (e)	9,062
3,660	5.00%, 10/15/2026 (e)	3,671

		12,733

	Pharmaceuticals — 2.5%
2,838	Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026 (e)	2,810
	Concordia International Corp., (Canada),
25,373	7.00%, 04/15/2023 (d) (e)	2,284
21,621	9.00%, 04/01/2022 (e)	19,783
	Endo Dac,
1,973	5.88%, 10/15/2024 (e)	1,988
20,050	6.00%, 07/15/2023 (e)	15,037
8,650	6.00%, 02/01/2025 (e)	6,201
	Endo Finance LLC,
5,000	5.38%, 01/15/2023 (e)	3,713
7,451	5.75%, 01/15/2022 (e)	6,091
7,185	7.25%, 01/15/2022 (e)	6,053
	Valeant Pharmaceuticals International, Inc.,
13,463	5.38%, 03/15/2020 (e)	13,429
3,444	5.50%, 03/01/2023 (e)	3,052
12,100	5.50%, 11/01/2025 (e)	11,972
58,092	5.88%, 05/15/2023 (e)	51,629
7,959	6.50%, 03/15/2022 (e)	8,278
14,248	6.75%, 08/15/2021 (e)	13,892
10,831	7.00%, 03/15/2024 (e)	11,413
20,212	7.25%, 07/15/2022 (e)	19,656
11,237	7.50%, 07/15/2021 (e)	11,293

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
18,662	9.00%, 12/15/2025 (e)	18,697

		227,271

	Total Health Care	852,851

	Industrials — 11.4%
	Aerospace & Defense — 2.0%
	Arconic, Inc.,
8,641	5.90%, 02/01/2027	9,289
7,034	5.95%, 02/01/2037	7,510
10,659	6.75%, 01/15/2028	12,151
	Bombardier, Inc., (Canada),
13,043	6.00%, 10/15/2022 (e)	13,010
18,005	6.13%, 01/15/2023 (e)	18,050
8,730	7.50%, 12/01/2024 (e)	9,068
21,013	7.50%, 03/15/2025 (e)	21,565
27,460	8.75%, 12/01/2021 (e)	30,103
	TransDigm, Inc.,
14,708	6.00%, 07/15/2022	15,057
8,435	6.38%, 06/15/2026	8,625
26,582	6.50%, 07/15/2024	27,413
5,318	6.50%, 05/15/2025	5,451

		177,292

	Air Freight & Logistics — 0.1%
	XPO Logistics, Inc.,
4,505	6.13%, 09/01/2023 (e)	4,674
8,630	6.50%, 06/15/2022 (e)	8,969

		13,643

	Airlines — 0.2%
17,777	United Continental Holdings, Inc., 5.00%, 02/01/2024	17,688

	Building Products — 1.3%
6,031	Airxcel, Inc., 8.50%, 02/15/2022 (e)	6,280
9,135	American Woodmark Corp., 4.88%, 03/15/2026 (e)	9,066
16,765	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e)	15,508
	James Hardie International Finance DAC, (Ireland),
4,685	4.75%, 01/15/2025 (e)	4,638
4,700	5.00%, 01/15/2028 (e)	4,653
	Jeld-Wen, Inc.,
4,778	4.63%, 12/15/2025 (e)	4,670
4,777	4.88%, 12/15/2027 (e)	4,634
5,000	NWH Escrow Corp., 7.50%, 08/01/2021 (e) (bb)	4,625

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Building Products — continued
	Standard Industries, Inc.,
14,864	4.75%, 01/15/2028 (e)	14,269
3,250	5.00%, 02/15/2027 (e)	3,222
12,931	6.00%, 10/15/2025 (e)	13,658
	Summit Materials LLC,
13,200	5.13%, 06/01/2025 (e)	13,200
17,627	6.13%, 07/15/2023	18,156

		116,579

	Commercial Services & Supplies — 2.5%
41,880	ADT Corp. (The), 4.13%, 06/15/2023	40,728
9,350	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	8,859
	Covanta Holding Corp.,
5,500	5.88%, 03/01/2024	5,514
2,642	5.88%, 07/01/2025	2,629
53,530	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	57,612
3,000	Harland Clarke Holdings Corp., 8.38%, 08/15/2022 (e)	3,105
28,494	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.37%, 12/21/2065 (e) (aa)	28,138
2,250	Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/2025 (e)	2,247
19,585	Nielsen Finance LLC, 5.00%, 04/15/2022 (e)	19,827
40,870	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	44,497
8,000	Quad/Graphics, Inc., 7.00%, 05/01/2022	8,250

		221,406

	Construction & Engineering — 0.9%
	AECOM,
28,686	5.13%, 03/15/2027	27,781
8,841	5.88%, 10/15/2024	9,216
18,062	MasTec, Inc., 4.88%, 03/15/2023	18,017
27,235	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	28,597

		83,611

	Electrical Equipment — 0.7%
	Sensata Technologies BV,
11,128	4.88%, 10/15/2023 (e)	11,295
2,101	5.63%, 11/01/2024 (e)	2,246
49,156	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	51,860

		65,401

	Machinery — 0.9%
10,022	ATS Automation Tooling Systems, Inc., (Canada), 6.50%, 06/15/2023 (e)	10,498

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
13,628	Navistar International Corp., 6.63%, 11/01/2025 (e)	14,037
	Novelis Corp.,
18,355	5.88%, 09/30/2026 (e)	18,493
12,400	6.25%, 08/15/2024 (e)	12,679
4,143	RBS Global, Inc., 4.88%, 12/15/2025 (e)	4,081
6,733	Tennant Co., 5.63%, 05/01/2025	6,901
9,125	Terex Corp., 5.63%, 02/01/2025 (e)	9,216
4,856	Wabash National Corp., 5.50%, 10/01/2025 (e)	4,807

		80,712

	Professional Services — 0.2%
3,307	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	3,340
9,801	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	9,728
1,292	IHS Markit Ltd., 4.00%, 03/01/2026 (e)	1,253
3,600	Jaguar Holding Co. II, 6.38%, 08/01/2023 (e)	3,618

		17,939

	Road & Rail — 1.0%
	Ashtead Capital, Inc., (United Kingdom),
8,395	4.13%, 08/15/2025 (e)	8,217
3,909	4.38%, 08/15/2027 (e)	3,772
10,294	5.63%, 10/01/2024 (e)	10,731
5,105	Avis Budget Car Rental LLC, 5.25%, 03/15/2025 (e)	4,926
	DAE Funding LLC, (United Arab Emirates),
6,404	4.50%, 08/01/2022 (e)	6,212
7,700	5.00%, 08/01/2024 (e)	7,448
	Hertz Corp. (The),
5,295	5.50%, 10/15/2024 (e)	4,593
4,800	7.38%, 01/15/2021	4,776
	Park Aerospace Holdings Ltd., (Ireland),
8,213	4.50%, 03/15/2023 (e)	7,926
8,607	5.25%, 08/15/2022 (e)	8,618
21,246	5.50%, 02/15/2024 (e)	21,352

		88,571

	Trading Companies & Distributors — 1.6%
18,515	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	17,960
	Aircastle Ltd.,
12,081	4.13%, 05/01/2024	11,915
439	5.00%, 04/01/2023	453
3,902	Fly Leasing Ltd., (Ireland), 5.25%, 10/15/2024	3,853
8,581	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	8,774

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — continued
8,662	HD Supply, Inc., 5.75%, 04/15/2024 (e)	9,084
	United Rentals North America, Inc.,
7,894	4.63%, 10/15/2025	7,697
23,465	4.88%, 01/15/2028	22,878
7,950	5.50%, 07/15/2025	8,188
8,305	5.50%, 05/15/2027	8,500
9,540	5.75%, 11/15/2024	9,874
22,175	5.88%, 09/15/2026	23,295
10,240	WESCO Distribution, Inc., 5.38%, 06/15/2024	10,266

		142,737

	Total Industrials	1,025,579

	Information Technology — 6.3%
	Communications Equipment — 0.7%
23,379	Avaya, Inc., 7.00%, 04/01/2019 (d) (bb)	2
6,219	CB Escrow Corp., 8.00%, 10/15/2025 (e)	6,079
	CommScope Technologies LLC,
6,425	5.00%, 03/15/2027 (e)	6,264
4,623	6.00%, 06/15/2025 (e)	4,775
	CommScope, Inc.,
5,880	5.00%, 06/15/2021 (e)	5,961
9,665	5.50%, 06/15/2024 (e)	9,846
4,776	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	3,272
	Nokia OYJ, (Finland),
3,713	3.38%, 06/12/2022	3,611
3,803	4.38%, 06/12/2027	3,651
1,992	5.38%, 05/15/2019	2,037
6,936	6.63%, 05/15/2039	7,536
4,632	Plantronics, Inc., 5.50%, 05/31/2023 (e)	4,644
4,560	ViaSat, Inc., 5.63%, 09/15/2025 (e)	4,457

		62,135

	Electronic Equipment, Instruments & Components — 0.3%
	CDW LLC,
8,492	5.00%, 09/01/2023	8,619
3,001	5.50%, 12/01/2024	3,129
12,709	Itron, Inc., 5.00%, 01/15/2026 (e)	12,645

		24,393

	Internet Software & Services — 0.6%
	Match Group, Inc.,
1,775	5.00%, 12/15/2027 (e)	1,789
2,800	6.38%, 06/01/2024	3,027
15,378	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	16,032

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — continued
	Zayo Group LLC,
16,075	5.75%, 01/15/2027 (e)	16,155
9,791	6.00%, 04/01/2023	10,171
5,425	6.38%, 05/15/2025	5,676

		52,850

	IT Services — 1.3%
	Alliance Data Systems Corp.,
22,422	5.38%, 08/01/2022 (e)	22,506
5,475	5.88%, 11/01/2021 (e)	5,598
21,440	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	21,360
	First Data Corp.,
9,901	5.00%, 01/15/2024 (e)	9,963
24,001	5.75%, 01/15/2024 (e)	24,421
27,712	7.00%, 12/01/2023 (e)	29,132
6,651	Gartner, Inc., 5.13%, 04/01/2025 (e)	6,817

		119,797

	Semiconductors & Semiconductor Equipment — 0.5%
1,365	Advanced Micro Devices, Inc., 7.00%, 07/01/2024	1,428
3,905	Entegris, Inc., 4.63%, 02/10/2026 (e)	3,837
4,690	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	4,807
14,027	NXP BV, (Netherlands), 4.13%, 06/01/2021 (e)	14,275
5,280	Qorvo, Inc., 6.75%, 12/01/2023	5,597
6,367	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	6,749
8,190	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	8,559

		45,252

	Software — 1.9%
16,102	Camelot Finance SA, 7.88%, 10/15/2024 (e)	17,073
	CURO Financial Technologies Corp.,
10,115	12.00%, 03/01/2022 (e)	11,123
21,955	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	24,288
16,829	Infor Software Parent LLC, 7.13% (cash), 05/01/2021 (e) (v)	17,123
	Infor US, Inc.,
10,885	5.75%, 08/15/2020 (e)	11,103
17,882	6.50%, 05/15/2022	18,284
9,855	Informatica LLC, 7.13%, 07/15/2023 (e)	10,047

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
	Nuance Communications, Inc.,
4,533	5.38%, 08/15/2020 (e)	4,573
7,767	5.63%, 12/15/2026	7,864
	Open Text Corp., (Canada),
7,385	5.63%, 01/15/2023 (e)	7,690
11,578	5.88%, 06/01/2026 (e)	12,041
15,145	Solera LLC, 10.50%, 03/01/2024 (e)	17,005
12,798	Symantec Corp., 5.00%, 04/15/2025 (e)	13,055

		171,269

	Technology Hardware, Storage & Peripherals — 1.0%
	Dell International LLC,
20,028	5.88%, 06/15/2021 (e)	20,479
6,333	6.02%, 06/15/2026 (e)	6,775
10,225	7.13%, 06/15/2024 (e)	11,042
26,133	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	27,570
	EMC Corp.,
10,431	2.65%, 06/01/2020	10,148
1,000	3.38%, 06/01/2023	921
18,200	Western Digital Corp., 4.75%, 02/15/2026	18,336

		95,271

	Total Information Technology	570,967

	Materials — 9.0%
	Chemicals — 2.6%
1,000	Axalta Coating Systems LLC, 4.88%, 08/15/2024 (e)	1,005
4,125	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	4,919
	CF Industries, Inc.,
6,188	4.50%, 12/01/2026 (e)	6,297
13,021	5.15%, 03/15/2034	12,761
13,540	Chemours Co. (The), 7.00%, 05/15/2025	14,589
5,504	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	5,580
53,136	CVR Partners LP, 9.25%, 06/15/2023 (e)	56,324
11,428	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	11,271
8,860	Gates Global LLC, 6.00%, 07/15/2022 (e)	9,021
3,654	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	4,006
29,655	Hexion, Inc., 6.63%, 04/15/2020	27,579
4,539	Huntsman International LLC, 5.13%, 11/15/2022	4,687
6,930	Ingevity Corp., 4.50%, 02/01/2026 (e)	6,774
5,048	Koppers, Inc., 6.00%, 02/15/2025 (e)	5,225
9,310	Momentive Performance Materials USA LLC, 8.88%, 10/15/2020 (d) (bb)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
	NOVA Chemicals Corp., (Canada),
8,710	4.88%, 06/01/2024 (e)	8,601
3,694	5.00%, 05/01/2025 (e)	3,666
4,960	5.25%, 08/01/2023 (e)	5,047
6,906	5.25%, 06/01/2027 (e)	6,751
5,811	PQ Corp., 5.75%, 12/15/2025 (e)	5,898
6,235	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	6,305
9,475	Tronox Finance plc, 5.75%, 10/01/2025 (e)	9,404
9,245	Valvoline, Inc., 4.38%, 08/15/2025	9,037
11,840	Venator Finance SARL, 5.75%, 07/15/2025 (e)	12,047

		236,794

	Construction Materials — 1.3%
	Cemex SAB de CV, (Mexico),
5,000	5.70%, 01/11/2025 (e)	5,174
39,885	6.13%, 05/05/2025 (e)	42,055
52,905	7.75%, 04/16/2026 (e)	58,751
12,576	US Concrete, Inc., 6.38%, 06/01/2024	13,362

		119,342

	Containers & Packaging — 1.6%
	Ardagh Packaging Finance plc, (Ireland),
12,000	4.63%, 05/15/2023 (e)	11,985
12,500	7.25%, 05/15/2024 (e)	13,391
8,740	Ball Corp., 5.25%, 07/01/2025	9,177
	Berry Global, Inc.,
7,135	4.50%, 02/15/2026 (e)	6,939
15,950	5.13%, 07/15/2023	16,289
4,000	5.50%, 05/15/2022	4,110
8,759	BWAY Holding Co., 5.50%, 04/15/2024 (e)	8,956
487	Cascades, Inc., (Canada), 5.50%, 07/15/2022 (e)	494
	Crown Americas LLC,
4,310	4.25%, 09/30/2026	4,084
7,250	4.75%, 02/01/2026 (e)	7,141
4,046	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	4,096
5,307	OI European Group BV, 4.00%, 03/15/2023 (e)	5,134
	Owens-Brockway Glass Container, Inc.,
2,890	5.00%, 01/15/2022 (e)	2,948
7,403	5.38%, 01/15/2025 (e)	7,551
4,350	5.88%, 08/15/2023 (e)	4,535

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — continued
	Reynolds Group Issuer, Inc.,
1,695	5.13%, 07/15/2023 (e)	1,729
10,176	5.75%, 10/15/2020	10,315
728	6.87%, 02/15/2021	737
	Sealed Air Corp.,
17,767	5.13%, 12/01/2024 (e)	18,300
4,344	5.25%, 04/01/2023 (e)	4,442
1,686	5.50%, 09/15/2025 (e)	1,764

		144,117

	Metals & Mining — 3.3%
	AK Steel Corp.,
2,845	6.38%, 10/15/2025	2,788
7,358	7.00%, 03/15/2027	7,482
2,802	7.50%, 07/15/2023	2,991
9,912	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	10,631
	Aleris International, Inc.,
1,206	7.88%, 11/01/2020	1,206
10,740	9.50%, 04/01/2021 (e)	11,304
	ArcelorMittal, (Luxembourg),
6,051	5.75%, 03/01/2021	6,353
2,902	6.13%, 06/01/2025	3,197
19,085	6.50%, 02/25/2022 (w)	20,755
5,907	7.00%, 03/01/2041	7,178
10,547	7.25%, 10/15/2039 (w)	13,022
	Commercial Metals Co.,
5,918	4.88%, 05/15/2023	5,992
4,415	5.38%, 07/15/2027	4,445
11,618	Constellium NV, (Netherlands), 6.63%, 03/01/2025 (e)	12,025
	FMG Resources August 2006 Pty. Ltd., (Australia),
7,405	4.75%, 05/15/2022 (e)	7,399
7,945	5.13%, 05/15/2024 (e)	7,923
	Freeport-McMoRan, Inc.,
14,390	3.55%, 03/01/2022	13,999
24,955	3.88%, 03/15/2023	24,206
1,885	4.00%, 11/14/2021	1,876
5,710	4.55%, 11/14/2024	5,581
4,841	5.40%, 11/14/2034	4,708
14,029	5.45%, 03/15/2043	13,468
15,716	Hecla Mining Co., 6.88%, 05/01/2021	15,991
6,615	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	7,028
5,450	Kaiser Aluminum Corp., 5.88%, 05/15/2024	5,711

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
	Steel Dynamics, Inc.,
9,440	4.13%, 09/15/2025	9,133
6,100	5.00%, 12/15/2026	6,222
5,425	5.25%, 04/15/2023	5,540
3,600	5.50%, 10/01/2024	3,726
	Teck Resources Ltd., (Canada),
9,070	4.75%, 01/15/2022	9,206
8,060	5.40%, 02/01/2043	7,980
8,200	6.00%, 08/15/2040	8,733
12,619	6.13%, 10/01/2035	13,723
	United States Steel Corp.,
4,425	6.88%, 08/15/2025	4,646
7,657	8.38%, 07/01/2021 (e)	8,212

		294,380

	Paper & Forest Products — 0.2%
	Clearwater Paper Corp.,
6,395	4.50%, 02/01/2023	6,155
8,187	5.38%, 02/01/2025 (e)	7,880

		14,035

	Total Materials	808,668

	Real Estate — 1.5%
	Equity Real Estate Investment Trusts (REITs) — 1.3%
	CyrusOne LP,
8,905	5.00%, 03/15/2024	8,972
4,143	5.38%, 03/15/2027	4,153
	Equinix, Inc.,
7,608	5.38%, 01/01/2022	7,884
18,333	5.38%, 04/01/2023	18,814
4,294	5.75%, 01/01/2025	4,487
4,529	5.88%, 01/15/2026	4,744
18,590	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	18,544
	Iron Mountain, Inc.,
7,403	4.88%, 09/15/2027 (e)	6,977
8,573	5.25%, 03/15/2028 (e)	8,169
15,544	5.75%, 08/15/2024	15,466
6,980	MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	7,221
	SBA Communications Corp.,
1,951	4.00%, 10/01/2022 (e)	1,912
8,205	4.88%, 07/15/2022	8,308
3,580	4.88%, 09/01/2024	3,535

		119,186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Management & Development — 0.2%
6,850	Highland Ranch, 6.70%, 09/01/2020 (bb)	6,781
6,126	Kennedy-Wilson, Inc., 5.88%, 04/01/2024 (e)	6,042

		12,823

	Total Real Estate	132,009

	Telecommunication Services — 10.4%
	Diversified Telecommunication Services — 7.0%
	CCO Holdings LLC,
10,635	5.00%, 02/01/2028 (e)	10,044
15,886	5.13%, 05/01/2027 (e)	15,270
13,573	5.50%, 05/01/2026 (e)	13,573
44,815	5.75%, 02/15/2026 (e)	45,431
61,683	5.88%, 04/01/2024 (e)	63,783
	CenturyLink, Inc.,
3,805	Series S, 6.45%, 06/15/2021	3,891
4,980	Series T, 5.80%, 03/15/2022	4,911
2,815	Series Y, 7.50%, 04/01/2024	2,829
16,166	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	15,342
93,035	Embarq Corp., 8.00%, 06/01/2036	88,035
	Frontier Communications Corp.,
5,469	6.25%, 09/15/2021	4,672
19,308	9.25%, 07/01/2021	17,856
11,179	10.50%, 09/15/2022	9,530
23,220	11.00%, 09/15/2025	18,199
	Intelsat Jackson Holdings SA, (Luxembourg),
11,182	5.50%, 08/01/2023	9,253
18,657	7.25%, 10/15/2020	17,374
30,630	7.50%, 04/01/2021	27,816
25,750	8.00%, 02/15/2024 (e)	27,038
3,845	9.75%, 07/15/2025 (e)	3,653
	Level 3 Financing, Inc.,
6,558	5.13%, 05/01/2023	6,558
2,839	5.25%, 03/15/2026	2,733
3,655	5.38%, 01/15/2024	3,637
20,227	5.38%, 05/01/2025	20,075
8,111	5.63%, 02/01/2023	8,192
5,668	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	5,217
	SFR Group SA, (France),
40,830	6.00%, 05/15/2022 (e)	39,758
11,702	6.25%, 05/15/2024 (e)	10,898
21,602	7.38%, 05/01/2026 (e)	20,852
	Sprint Capital Corp.,
3,465	6.90%, 05/01/2019	3,587
32,029	8.75%, 03/15/2032	34,752

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
	Telecom Italia Capital SA, (Italy),
11,010	6.00%, 09/30/2034	11,533
15,157	6.38%, 11/15/2033	16,597
5,021	7.20%, 07/18/2036	5,874
2,407	7.72%, 06/04/2038	2,949
	Virgin Media Finance plc, (United Kingdom),
8,595	5.25%, 02/15/2022 (bb)	8,175
13,192	6.38%, 04/15/2023 (e)	13,522
3,098	Virgin Media Secured Finance plc, (United Kingdom), 5.25%, 01/15/2026 (e)	3,036
	Windstream Services LLC,
8,296	6.38%, 08/01/2023 (e)	4,646
20,029	8.75%, 12/15/2024 (e)	12,818

		633,909

	Wireless Telecommunication Services — 3.4%
	Hughes Satellite Systems Corp.,
17,993	5.25%, 08/01/2026	17,543
8,791	6.63%, 08/01/2026	8,992
7,405	Inmarsat Finance plc, (United Kingdom), 6.50%, 10/01/2024 (e)	7,534
10,521	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	10,613
	Sprint Communications, Inc.,
2,183	6.00%, 11/15/2022	2,151
10,776	7.00%, 03/01/2020 (e)	11,384
13,304	7.00%, 08/15/2020	13,919
1,134	9.00%, 11/15/2018 (e)	1,177
4,305	9.25%, 04/15/2022	4,983
5,758	11.50%, 11/15/2021	6,794
	Sprint Corp.,
45,226	7.13%, 06/15/2024	44,519
17,249	7.25%, 09/15/2021	18,004
40,130	7.63%, 02/15/2025	40,130
8,406	7.63%, 03/01/2026	8,364
26,445	7.88%, 09/15/2023	27,370
	T-Mobile USA, Inc.,
6,472	4.50%, 02/01/2026	6,351
6,603	4.75%, 02/01/2028	6,440
20,275	6.00%, 04/15/2024	21,086
16,845	6.38%, 03/01/2025	17,772
5,562	6.50%, 01/15/2024	5,826
8,650	6.63%, 04/01/2023	8,956
4,232	6.84%, 04/28/2023	4,391
16,097	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	13,850

		308,149

	Total Telecommunication Services	942,058

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Utilities — 2.4%
	Electric Utilities — 0.2%
	NextEra Energy Operating Partners LP,
2,898	4.25%, 09/15/2024 (e)	2,858
6,128	4.50%, 09/15/2027 (e)	5,898
3,775	Terraform Global Operating LLC, 6.13%, 03/01/2026 (e)	3,803
15,375	Texas Company Holdings, 11.50%, 10/01/2020 (d) (bb)	154
153,569	Texas Competitive Electric Holdings Co. LLC, 8.50%, 05/01/2020 (d) (bb)	1,536

		14,249

	Gas Utilities — 0.2%
	AmeriGas Partners LP,
9,132	5.50%, 05/20/2025	9,064
7,858	5.75%, 05/20/2027	7,779
4,381	5.88%, 08/20/2026	4,392

		21,235

	Independent Power and Renewable Electricity Producers — 2.0%
	Calpine Corp.,
20,308	5.25%, 06/01/2026 (e)	19,699
5,015	5.50%, 02/01/2024	4,695
9,821	5.75%, 01/15/2025	9,207
5,000	5.88%, 01/15/2024 (e)	5,106
	Dynegy, Inc.,
15,000	5.88%, 06/01/2023	15,375
17,000	8.00%, 01/15/2025 (e)	18,466
14,531	8.13%, 01/30/2026 (e)	15,912
	GenOn Energy, Inc.,
14,525	9.50%, 10/15/2018 (d)	12,092
34,587	9.88%, 10/15/2020 (d)	28,794
	NRG Energy, Inc.,
7,934	5.75%, 01/15/2028 (e)	7,833
14,090	6.63%, 01/15/2027	14,548
8,000	NRG Yield Operating LLC, 5.00%, 09/15/2026	7,859
	Talen Energy Supply LLC,
12,579	6.50%, 06/01/2025	9,717
12,000	9.50%, 07/15/2022 (e)	11,970

		181,273

	Total Utilities	216,757

	Total Corporate Bonds (Cost $8,130,377)	8,155,403

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 0.7%
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
116	Nebraska Book Holdings, Inc. (a) (bb)	2

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
220	Penn Virginia Corp. (a)	8,217
3	Sabine Oil & Gas Holdings, Inc. (a)	152
195	Ultra Petroleum Corp. (a)	719

	Total Energy	9,088

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
300	Goodman Private (a) (bb)	—	(h)

	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (bb)	—	(h)

	Insurance — 0.0% (g)
7,076	ACC Claims Holdings LLC (a) (bb)	71

	Total Financials	71

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
2	Quad/Graphics, Inc.	47

	Information Technology — 0.3%
	Software — 0.3%
1,054	Avaya Holdings Corp. (a)	22,130

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
1,491	NII Holdings, Inc. (a)	1,923

	Utilities — 0.3%
	Independent Power and Renewable Electricity Producers — 0.3%
100	Dynegy, Inc. (a)	1,223
1,456	Vistra Energy Corp. (a)	27,593

	Total Utilities	28,816

	Total Common Stocks (Cost $75,309)	62,077

Convertible Preferred Stocks — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
973	5.25%, 03/06/2032 (a) (bb)	—	(h)
953	6.25%, 07/15/2033 (a) (bb)	—	(h)

	Total Convertible Preferred Stocks (Cost $—)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
50	0.68%, 06/01/2049 (bb)	—	(h)
246	7.25%, 04/15/2041 (bb)	—	(h)
548	7.25%, 02/15/2052 (bb)	—	(h)
47	7.38%, 10/01/2051 (bb)	—	(h)
404	General Motors Corp. — Automotive Division, 7.38%, 05/15/2048 (bb)	—	(h)
284	Motors Liquidation Co., 7.25%, 07/15/2041 (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Financials — 0.4%
	Banks — 0.1%
260	GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.62%, 02/15/2040 ($25 par value) (aa)	6,708

	Capital Markets — 0.0% (g)
358	Goodman Private Preferred Shares (bb)	1,190

	Insurance — 0.3%
27	XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.84%, 04/05/2018 ($1,000 par value) (aa) @	26,185

	Total Financials	34,083

	Total Preferred Stocks (Cost $29,081)	34,083

PRINCIPAL AMOUNT($)
Loan Assignments — 4.6% (cc)
	Consumer Discretionary — 0.7%
	Leisure Products — 0.1%
20,056	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.82%, 04/19/2019 (aa)^	5,014

	Media — 0.6%
37,355	iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.44%, 01/30/2019 (d) (aa)	29,668
20,104	iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 9.19%, 07/30/2019 (d) (aa)	15,940
2,935	MTL Publishing LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.98%, 08/20/2023 (aa)	2,943
1,872	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 12/27/2020 (aa)	1,873

		50,424

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — 0.0% (g)
5,939	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 03/11/2022 (aa)	4,839

	Total Consumer Discretionary	60,277

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.3%
25,962	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.65%, 12/05/2023 (aa)	22,976
3,264	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 06/08/2024 (aa)	3,231
5,440	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 06/08/2024 (aa)	5,385

		31,592

	Personal Products — 0.1%
8,135	Revlon Consumer Products Corp., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.15%, 09/07/2023 (aa)	6,539

	Total Consumer Staples	38,131

	Energy — 2.0%
	Oil, Gas & Consumable Fuels — 2.0%
2,681	Alon USA Partners LP, MLP Term Loans, (ICE LIBOR USD 1 Month + 8.00%), 9.65%, 11/26/2018 (aa)	2,681
62,081	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.97%, 12/31/2021 (aa)	69,996
36,202	California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 1 Month + 4.75%), 6.34%, 12/31/2022 (aa)^	36,610
40,644	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/2021 (aa)^	43,275
15,172	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 5.20%, 12/31/2023 (aa)	15,166
9,051	Ultra Resources, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.59%, 04/12/2024 (aa)^	9,010

	Total Energy	176,738

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
3,895	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 10/21/2021 (aa)	3,479

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Industrials — 0.3%
	Aerospace & Defense — 0.1%
4,060	MacDonald Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.33%, 10/04/2024 (aa)	4,074

	Electrical Equipment — 0.1%
8,373	Cortes NP, Term B Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.58%, 11/30/2023 (aa)	8,415

	Machinery — 0.1%
10,824	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.00%), 4.47%, 03/11/2022 (aa)^	10,847

	Total Industrials	23,336

	Information Technology — 0.4%
	Communications Equipment — 0.1%
9,860	Avaya, Inc. 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.34%, 12/15/2024 (aa)	9,909

	IT Services — 0.1%
10,685	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.87%, 04/26/2024 (aa)	10,703

	Semiconductors & Semiconductor Equipment — 0.0% (g)
786	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.65%, 03/31/2023 (aa)	790

	Software — 0.1%
4,995	Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B-2, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 12/01/2023 (aa)	5,011

	Technology Hardware, Storage & Peripherals — 0.1%
7,494	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 7.27%, 10/31/2022 (aa)	7,613

	Total Information Technology	34,026

	Materials — 0.1%
	Containers & Packaging — 0.1%
944	Berry Plastics Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.58%, 02/08/2020 (aa)	947
7,276	Viskase Corp, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.94%, 01/30/2021 (aa)	7,186

	Total Materials	8,133

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
7,400	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 10/02/2024 (aa)	7,454
8,419	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 10/05/2023 (aa)	8,274
14,908	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.15%, 11/01/2024 (aa)	15,066
3,255	Securus Technologies Holdings, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 8.25%), 9.90%, 11/01/2025 (aa)	3,294

		34,088

	Wireless Telecommunication Services — 0.3%
14,587	Syniverse Holdings Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 02/09/2023 (aa)^	14,701
12,424	Syniverse Holdings, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 04/23/2019 (aa)	12,393
6,712	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 04/23/2019 (aa)	6,695

		33,789

	Total Telecommunication Services	67,877

	Total Loan Assignments (Cost $432,323)	411,997

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
2,797	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	2,028

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — continued
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
2	expiring 04/13/2026 (a)	10
10	expiring 04/13/2026 (Strike Price $1.00) (a)	67

	Total Energy	77

	Total Warrants (Cost $64)	77

PRINCIPAL AMOUNT($)
Short-Term Investments — 3.0%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
4,260	1.41%, 05/24/2018 (k) (n)	4,244
4,550	1.79%, 09/13/2018 (k) (n)	4,505

	Total U.S. Treasury Obligations (Cost $8,752)	8,749

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Company — 2.9%
258,478	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $258,478)	258,478

	Total Short-Term Investments (Cost $267,230)	267,227

	Total Investments — 99.1% (Cost $8,939,232)	8,937,813
	Other Assets in Excess of Liabilities — 0.9%	85,145

	NET ASSETS — 100.0%	$9,022,958

Percentages indicated are based on net assets.

Centrally Cleared Credit default swap contracts outstanding — sell protection(1) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(2)	NOTIONAL AMOUNT(3)	UPFRONT PAYMENTS (RECEIPTS) ($)(4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.31	USD 180,000	13,710	477	14,187

						13,710	477	14,187

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.3%
	Air Canada Pass-Through Trust, (Canada),
357	Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	362
214	Series 2017-1, Class AA, 3.30%, 01/15/2030 (e)	208
	Ally Auto Receivables Trust,
105	Series 2015-1, Class A3, 1.39%, 09/16/2019	105
276	Series 2016-1, Class A3, 1.47%, 04/15/2020	275
493	Series 2016-2, Class A3, 1.35%, 05/15/2020	491
666	Series 2017-2, Class A3, 1.78%, 08/16/2021	661
569	Series 2017-3, Class A3, 1.74%, 09/15/2021	563
856	Series 2018-1, Class A3, 2.31%, 06/15/2022	851
	American Airlines Pass-Through Trust,
51	Series 2011-1, Class A, 5.25%, 01/31/2021	54
720	Series 2013-2, Class A, 4.95%, 01/15/2023	755
119	Series 2016-2, Class A, 3.65%, 06/15/2028	118
198	Series 2016-3, Class AA, 3.00%, 10/15/2028	189
271	Series 2017-1, Class AA, 3.65%, 02/15/2029	269
	American Credit Acceptance Receivables Trust,
299	Series 2017-2, Class A, 1.84%, 07/13/2020 (e)	299
302	Series 2017-3, Class A, 1.82%, 03/10/2020 (e)	302
600	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/2022	592
106	AmeriCredit Automobile Receivables, Series 2015-4, Class A3, 1.70%, 07/08/2020	106
	AmeriCredit Automobile Receivables Trust,
428	Series 2016-2, Class A3, 1.60%, 11/09/2020	426
117	Series 2017-1, Class A3, 1.87%, 08/18/2021	116
217	Series 2017-2, Class A3, 1.98%, 12/20/2021	215
292	Series 2017-3, Class A3, 1.90%, 03/18/2022	288
217	Series 2017-4, Class A3, 2.04%, 07/18/2022	214
207	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 2.29%, 06/10/2021 (e)	205

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

678	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	675
478	B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	473
	BMW Vehicle Lease Trust,
290	Series 2016-2, Class A3, 1.43%, 09/20/2019	288
333	Series 2017-1, Class A3, 1.98%, 05/20/2020	331
260	Series 2017-2, Class A3, 2.07%, 10/20/2020	258
1,411	Business Jet Securities LLC, Series 2018-1, Class A, 4.34%, 02/15/2033 (e)	1,411
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	458
	Capital Auto Receivables Asset Trust,
8	Series 2015-1, Class A3, 1.61%, 06/20/2019	8
198	Series 2015-2, Class A3, 1.73%, 09/20/2019	198
78	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	78
	CarMax Auto Owner Trust,
192	Series 2015-2, Class A3, 1.37%, 03/16/2020	191
292	Series 2016-1, Class A3, 1.61%, 11/16/2020	290
690	Series 2016-2, Class A3, 1.52%, 02/16/2021	685
540	Series 2016-4, Class A3, 1.40%, 08/15/2021	533
1,454	Series 2017-1, Class A3, 1.98%, 11/15/2021	1,440
425	Series 2017-3, Class A3, 1.97%, 04/15/2022	419
182	Series 2017-4, Class A3, 2.11%, 10/17/2022	179
511	Series 2018-1, Class A3, 2.48%, 11/15/2022	508
560	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	559
	Citibank Credit Card Issuance Trust,
3,200	Series 2014-A8, Class A8, 1.73%, 04/09/2020	3,200
1,120	Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CNH Equipment Trust,
432	Series 2017-A, Class A3, 2.07%, 05/16/2022	428
375	Series 2017-B, Class A3, 1.86%, 09/15/2022	369
267	Series 2017-C, Class A3, 2.08%, 02/15/2023	263
452	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class A, 2.55%, 01/16/2024 (e)	452
288	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.98%, 04/19/2022	311
	CPS Auto Receivables Trust,
159	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	159
67	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	66
479	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	475
	Credit Acceptance Auto Loan Trust,
308	Series 2017-3A, Class A, 2.65%, 06/15/2026 (e)	303
538	Series 2018-1A, Class A, 3.01%, 02/16/2027 (e)	536
209	Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 04/22/2022 (e)	208
	Delta Air Lines Pass-Through Trust,
22	Series 2010-2, Class A, 4.95%, 05/23/2019	23
46	Series 2011-1, Class A, 5.30%, 04/15/2019	47
295	Series 2012-1, Class A, 4.75%, 05/07/2020	303
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 03/15/2021	1,494
	Drive Auto Receivables Trust,
295	Series 2017-3, Class B, 2.30%, 05/17/2021	294
94	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	94
	DT Auto Owner Trust,
457	Series 2017-2A, Class B, 2.44%, 02/15/2021 (e)	456
306	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	305
651	Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21%, 05/17/2021 (e)	648
132	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.42%, 03/16/2020	132
349	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 07/15/2022 (e)	345

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,189	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	1,184
	Flagship Credit Auto Trust,
41	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	41
85	Series 2016-2, Class A1, 2.28%, 05/15/2020 (e)	84
285	Series 2017-2, Class B, 2.57%, 04/15/2023 (e)	282
722	Series 2017-3, Class A, 1.88%, 10/15/2021 (e)	718
	Ford Credit Auto Lease Trust,
531	Series 2017-A, Class A3, 1.88%, 04/15/2020	528
229	Series 2017-B, Class A3, 2.03%, 12/15/2020	227
	Ford Credit Auto Owner Trust,
19	Series 2014-C, Class A3, 1.06%, 05/15/2019	19
99	Series 2015-A, Class A3, 1.28%, 09/15/2019	99
153	Series 2015-B, Class A3, 1.16%, 11/15/2019	153
258	Series 2015-C, Class A3, 1.41%, 02/15/2020	257
359	Series 2016-B, Class A3, 1.33%, 10/15/2020	356
755	Series 2017-A, Class A3, 1.67%, 06/15/2021	747
	GLS Auto Receivables Trust,
30	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	30
221	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	222
	GM Financial Automobile Leasing Trust,
398	Series 2015-3, Class A3, 1.69%, 03/20/2019	398
230	Series 2016-2, Class A3, 1.62%, 09/20/2019	229
507	Series 2017-1, Class A3, 2.06%, 05/20/2020	504
138	Series 2017-3, Class A3, 2.01%, 11/20/2020	137
757	Series 2018-1, Class A4, 2.68%, 12/20/2021	754
391	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.78%, 10/18/2021 (e)	386
216	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/2022	214

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
244	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	244
	Harley-Davidson Motorcycle Trust,
522	Series 2015-1, Class A3, 1.41%, 06/15/2020	521
167	Series 2015-2, Class A3, 1.30%, 03/16/2020	167
460	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	465
	Honda Auto Receivables Owner Trust,
249	Series 2016-1, Class A3, 1.22%, 12/18/2019	248
362	Series 2016-3, Class A3, 1.16%, 05/18/2020	359
270	Series 2017-3, Class A3, 1.79%, 09/20/2021	266
	Hyundai Auto Receivables Trust,
209	Series 2015-C, Class A3, 1.46%, 02/18/2020	208
563	Series 2017-A, Class A3, 1.76%, 08/16/2021	557
640	Series 2017-B, Class A3, 1.77%, 01/18/2022	629
	John Deere Owner Trust,
155	Series 2015-B, Class A3, 1.44%, 10/15/2019	154
226	Series 2017-B, Class A3, 1.82%, 10/15/2021	223
429	Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A3, 2.41%, 02/16/2021	427
392	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.26%, 02/16/2021	388
416	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/2022 (e)	413
	Nissan Auto Lease Trust,
379	Series 2017-A, Class A3, 1.91%, 04/15/2020	375
473	Series 2017-B, Class A3, 2.05%, 09/15/2020	469
	Nissan Auto Receivables Owner Trust,
44	Series 2014-B, Class A3, 1.11%, 05/15/2019	44
602	Series 2015-C, Class A3, 1.37%, 05/15/2020	599
305	Series 2016-B, Class A3, 1.32%, 01/15/2021	302

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

296	Series 2017-C, Class A3, 2.12%, 04/18/2022	293
	OneMain Financial Issuance Trust,
1,140	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	1,144
567	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	566
	Prosper Marketplace Issuance Trust,
120	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	120
233	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	233
	Santander Drive Auto Receivables Trust,
1,000	Series 2017-2, Class A3, 1.87%, 12/15/2020	996
518	Series 2018-1, Class A3, 2.32%, 08/16/2021	517
85	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.72%, 06/25/2033 (bb)	86
277	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	277
146	SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 05/25/2040 (e)	145
153	Spirit Airlines Pass-Through Trust, Series 2017-1AA, 3.38%, 02/15/2030	150
	Toyota Auto Receivables Owner Trust,
426	Series 2016-A, Class A3, 1.25%, 03/16/2020	423
291	Series 2016-B, Class A3, 1.30%, 04/15/2020	289
670	Series 2016-D, Class A3, 1.23%, 10/15/2020	663
215	Series 2017-A, Class A3, 1.73%, 02/16/2021	213
	United Airlines Pass-Through Trust,
400	Series 2016-2, Class AA, 2.88%, 10/07/2028	377
774	Series 2018-1, Class A, 3.70%, 03/01/2030	767
820	Series 2018-1, Class AA, 3.50%, 03/01/2030	811
347	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	348
270	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	269
1,366	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	1,373
588	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.37%, 04/25/2047 (e) (bb)	588

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
294	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.37%, 05/28/2047 (e) (bb)	293
317	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	316
373	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	373
808	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	808
86	Westgate Resorts LLC, Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	86
	Westlake Automobile Receivables Trust,
329	Series 2017-2A, Class A2A, 1.80%, 07/15/2020 (e)	328
990	Series 2018-1A, Class A2A, 2.24%, 12/15/2020 (e)	988
	World Financial Network Credit Card Master Trust,
746	Series 2017-A, Class A, 2.12%, 03/15/2024	735
2,677	Series 2018-A, Class A, 3.07%, 12/16/2024	2,677
	World Omni Auto Receivables Trust,
107	Series 2015-A, Class A3, 1.34%, 05/15/2020	107
938	Series 2015-B, Class A3, 1.49%, 12/15/2020	934
327	Series 2017-B, Class A3, 1.95%, 02/15/2023	321
500	World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A3, 2.13%, 04/15/2020	496

	Total Asset-Backed Securities (Cost $62,689)	62,399

Collateralized Mortgage Obligations — 10.3%
346	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, 2.26%, 07/25/2034 (z)	345
4	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/25/2019	4
	Citigroup Mortgage Loan Trust, Inc.,
18	Series 2003-1, Class 3A4, 5.25%, 09/25/2033	19
54	Series 2004-HYB4, Class WA, 3.75%, 12/25/2034 (z) (bb)	54
34	CSFB Mortgage-Backed Pass-Through, Series 2003-27, Class 5A4, 5.25%, 11/25/2033	34
	FHLMC REMIC,
18	Series 1578, Class K, 6.90%, 09/15/2023	19
174	Series 2110, Class PG, 6.00%, 01/15/2029	189
27	Series 2436, Class MC, 7.00%, 04/15/2032	29

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

34	Series 2441, Class GF, 6.50%, 04/15/2032	38
194	Series 2505, Class D, 5.50%, 09/15/2032	207
872	Series 2525, Class AM, 4.50%, 04/15/2032	908
102	Series 2544, Class KE, 5.50%, 12/15/2032	111
244	Series 2557, Class HL, 5.30%, 01/15/2033	260
76	Series 2575, Class PE, 5.50%, 02/15/2033	82
316	Series 2586, Class WG, 4.00%, 03/15/2033	324
8	Series 2595, Class HJ, 5.00%, 03/15/2023	8
263	Series 2596, Class QD, 4.00%, 03/15/2033	269
5	Series 2611, Class KH, 5.00%, 05/15/2018	5
292	Series 2621, Class QH, 5.00%, 05/15/2033	312
391	Series 2624, Class QH, 5.00%, 06/15/2033	427
922	Series 2626, Class JC, 5.00%, 06/15/2023	958
83	Series 2632, Class AB, 4.50%, 06/15/2018	84
19	Series 2648, Class BK, 5.00%, 07/15/2033	20
27	Series 2649, Class PJ, 3.50%, 06/15/2033	28
2	Series 2649, Class QH, 4.50%, 07/15/2018	2
227	Series 2649, Class WB, 3.50%, 07/15/2023	228
641	Series 2673, Class PE, 5.50%, 09/15/2033	695
710	Series 2685, Class DT, 5.00%, 10/15/2023	740
161	Series 2687, Class JH, 5.00%, 10/15/2023	168
497	Series 2696, Class DG, 5.50%, 10/15/2033	537
20	Series 2699, Class TC, 4.00%, 11/15/2018	20
1,067	Series 2701, Class AC, 5.00%, 11/15/2023	1,107
284	Series 2725, Class TA, 4.50%, 12/15/2033	299
548	Series 2733, Class ME, 5.00%, 01/15/2034	582
51	Series 2752, Class JB, 4.50%, 02/15/2019	51
128	Series 2760, Class KT, 4.50%, 09/15/2032	130
64	Series 2764, Class UE, 5.00%, 10/15/2032	64
261	Series 2768, Class PK, 5.00%, 03/15/2034	276
27	Series 2773, Class OC, 5.00%, 04/15/2019	27
28	Series 2828, Class JE, 4.50%, 07/15/2019	28
4	Series 2843, Class BC, 5.00%, 08/15/2019	4
33	Series 2864, Class NB, 5.50%, 07/15/2033	33
55	Series 2875, Class HB, 4.00%, 10/15/2019	55
170	Series 2899, Class HB, 4.00%, 12/15/2019	171
22	Series 2910, Class BE, 4.50%, 12/15/2019	22
37	Series 2920, Class KT, 4.50%, 01/15/2020	37
43	Series 2929, Class KG, 4.50%, 02/15/2020	43
395	Series 2934, Class KG, 5.00%, 02/15/2035	420
4	Series 2950, Class JA, 4.50%, 03/15/2020	4
1,155	Series 2960, Class JH, 5.50%, 04/15/2035	1,252
26	Series 2981, Class BC, 4.50%, 05/15/2020	26
38	Series 2988, Class TY, 5.50%, 06/15/2025	41
925	Series 2989, Class TG, 5.00%, 06/15/2025	975
5	Series 2993, Class PM, 4.50%, 05/15/2035	5

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6	Series 3017, Class MK, 5.00%, 12/15/2034	6
28	Series 3077, Class TO, PO, 04/15/2035	26
81	Series 3082, Class PW, 5.50%, 12/15/2035	88
1,847	Series 3084, Class BH, 5.50%, 12/15/2035	2,006
101	Series 3087, Class KX, 5.50%, 12/15/2025	106
1,729	Series 3098, Class KG, 5.50%, 01/15/2036	1,887
1,426	Series 3102, Class CE, 5.50%, 01/15/2026	1,490
40	Series 3121, Class JD, 5.50%, 03/15/2026	43
134	Series 3123, Class HT, 5.00%, 03/15/2026	141
68	Series 3136, Class CO, PO, 04/15/2036	61
59	Series 3145, Class AJ, 5.50%, 04/15/2036	65
542	Series 3150, Class EQ, 5.00%, 05/15/2026	570
110	Series 3200, PO, 08/15/2036	94
50	Series 3270, Class AT, 5.50%, 01/15/2037	55
12	Series 3272, Class PA, 6.00%, 02/15/2037	13
725	Series 3294, Class DB, 4.50%, 03/15/2022	733
74	Series 3337, Class MD, 5.50%, 06/15/2027	81
82	Series 3348, Class HT, 6.00%, 07/15/2037	91
16	Series 3372, Class BD, 4.50%, 10/15/2022	16
453	Series 3501, Class A, 4.50%, 01/15/2039	462
9	Series 3508, Class PK, 4.00%, 02/15/2039	9
29	Series 3513, Class A, 4.50%, 02/15/2039	31
652	Series 3521, Class B, 4.00%, 04/15/2024	671
78	Series 3544, Class BC, 4.00%, 06/15/2024	80
3,523	Series 3546, Class NB, 4.00%, 06/15/2024	3,659
1,607	Series 3562, Class JC, 4.00%, 08/15/2024	1,652
1,090	Series 3563, Class BD, 4.00%, 08/15/2024	1,131
42	Series 3563, Class LB, 4.00%, 08/15/2029	44
265	Series 3571, Class MY, 4.00%, 09/15/2024	274
1,143	Series 3575, Class EB, 4.00%, 09/15/2024	1,187
1,756	Series 3577, Class B, 4.00%, 09/15/2024	1,781
283	Series 3578, Class KB, 4.00%, 09/15/2024	290
47	Series 3647, Class GA, 5.00%, 11/15/2028	47
227	Series 3653, Class B, 4.50%, 04/15/2030	240
1,437	Series 3653, Class HJ, 5.00%, 04/15/2040	1,532
61	Series 3659, Class BD, 5.00%, 01/15/2037	62
530	Series 3659, Class VG, 5.00%, 09/15/2034	560
2,435	Series 3677, Class KB, 4.50%, 05/15/2040	2,532
1,528	Series 3677, Class PB, 4.50%, 05/15/2040	1,601
65	Series 3688, Class GT, 7.30%, 11/15/2046 (z)	74
260	Series 3715, Class PC, 4.50%, 08/15/2040	273
430	Series 3740, Class BP, 4.50%, 04/15/2038	439
37	Series 3747, Class HI, IO, 4.50%, 07/15/2037	1
393	Series 3747, Class PA, 4.00%, 04/15/2038	399

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

52	Series 3755, Class ML, 5.50%, 06/15/2029	53
1,343	Series 3787, Class AY, 3.50%, 01/15/2026	1,376
1,126	Series 3794, Class LB, 3.50%, 01/15/2026	1,146
143	Series 3797, Class PA, 4.50%, 08/15/2039	144
1,661	Series 3816, Class HA, 3.50%, 11/15/2025	1,689
1,105	Series 3819, Class ZQ, 6.00%, 04/15/2036	1,210
500	Series 3824, Class EY, 3.50%, 03/15/2031	511
799	Series 3827, Class BM, 5.50%, 08/15/2039	833
165	Series 3828, Class PU, 4.50%, 03/15/2041	170
687	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	760
2,800	Series 3874, Class DW, 3.50%, 06/15/2021	2,848
1,185	Series 3885, Class AC, 4.00%, 06/15/2026	1,215
821	Series 3898, Class KH, 3.50%, 06/15/2026	833
630	Series 3904, Class EC, 2.00%, 08/15/2040	617
1,600	Series 3911, Class B, 3.50%, 08/15/2026	1,638
389	Series 3955, Class HB, 3.00%, 12/15/2040	388
2,500	Series 3956, Class EB, 3.25%, 11/15/2041	2,457
2,500	Series 3959, Class PB, 3.00%, 11/15/2026	2,478
1,650	Series 3963, Class JB, 4.50%, 11/15/2041	1,780
177	Series 4026, Class MQ, 4.00%, 04/15/2042	184
449	Series 4085, Class FB, 1.99%, 01/15/2039 (z)	452
2,377	Series 4219, Class JA, 3.50%, 08/15/2039	2,420
3,650	Series 4238, Class UY, 3.00%, 08/15/2033	3,490
2,270	Series 4337, Class VJ, 3.50%, 06/15/2027	2,327
2,882	Series 4616, Class HP, 3.00%, 09/15/2046	2,810
1,486	FHLMC STRIPS, Series 262, Class 35, 3.50%, 07/15/2042	1,491
	FNMA REMIC,
238	Series 1997-57, Class PN, 5.00%, 09/18/2027	251
100	Series 2001-63, Class TC, 6.00%, 12/25/2031	109
252	Series 2001-81, Class HE, 6.50%, 01/25/2032	281
169	Series 2002-75, Class GB, 5.50%, 11/25/2032	172
83	Series 2002-85, Class PE, 5.50%, 12/25/2032	89
79	Series 2003-5, Class EQ, 5.50%, 02/25/2023	83
55	Series 2003-21, Class OU, 5.50%, 03/25/2033	59
67	Series 2003-23, Class CH, 5.00%, 04/25/2033	72
800	Series 2003-26, Class EB, 3.50%, 04/25/2033	782

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3	Series 2003-41, Class BK, 5.00%, 05/25/2018	3
92	Series 2003-48, Class TC, 5.00%, 06/25/2023	96
81	Series 2003-55, Class HY, 5.00%, 06/25/2023	84
189	Series 2003-63, Class YB, 5.00%, 07/25/2033	201
343	Series 2003-69, Class N, 5.00%, 07/25/2033	364
432	Series 2003-80, Class QG, 5.00%, 08/25/2033	465
11	Series 2003-84, Class GE, 4.50%, 09/25/2018	11
231	Series 2003-85, Class QD, 5.50%, 09/25/2033	250
2	Series 2003-87, Class TJ, 4.50%, 09/25/2018	2
62	Series 2003-94, Class CE, 5.00%, 10/25/2033	65
40	Series 2003-134, Class MH, 5.00%, 06/25/2033	40
353	Series 2004-44, Class KT, 6.00%, 06/25/2024	371
121	Series 2004-53, Class NC, 5.50%, 07/25/2024	127
244	Series 2004-70, Class EB, 5.00%, 10/25/2024	254
2	Series 2004-81, Class HA, 4.25%, 10/25/2024	2
384	Series 2005-5, Class CK, 5.00%, 01/25/2035	413
855	Series 2005-29, Class WC, 4.75%, 04/25/2035	895
294	Series 2005-48, Class TD, 5.50%, 06/25/2035	325
550	Series 2005-53, Class MJ, 5.50%, 06/25/2035	596
66	Series 2005-58, Class EP, 5.50%, 07/25/2035	71
61	Series 2005-62, Class CP, 4.75%, 07/25/2035	63
250	Series 2005-68, Class BE, 5.25%, 08/25/2035	276
253	Series 2005-68, Class PG, 5.50%, 08/25/2035	272
747	Series 2005-102, Class PG, 5.00%, 11/25/2035	789
764	Series 2005-110, Class GL, 5.50%, 12/25/2035	840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15	Series 2005-110, Class MB, 5.50%, 09/25/2035	15
273	Series 2006-22, Class CE, 4.50%, 08/25/2023	280
97	Series 2006-49, Class PA, 6.00%, 06/25/2036	107
578	Series 2006-114, Class HE, 5.50%, 12/25/2036	625
49	Series 2007-33, Class HE, 5.50%, 04/25/2037	54
13	Series 2007-65, Class KI, IF, IO, 5.00%, 07/25/2037 (z)	2
373	Series 2007-71, Class GB, 6.00%, 07/25/2037	411
125	Series 2007-71, Class KP, 5.50%, 07/25/2037	133
58	Series 2007-113, Class DB, 4.50%, 12/25/2022	59
74	Series 2008-65, Class CD, 4.50%, 08/25/2023	74
363	Series 2008-70, Class BY, 4.00%, 08/25/2023	366
34	Series 2008-72, Class BX, 5.50%, 08/25/2038	37
14	Series 2008-74, Class B, 5.50%, 09/25/2038	15
567	Series 2009-19, Class PW, 4.50%, 10/25/2036	590
19	Series 2009-37, Class KI, IF, IO, 4.38%, 06/25/2039 (z)	2
163	Series 2009-39, Class LB, 4.50%, 06/25/2029	171
590	Series 2009-62, Class HJ, 6.00%, 05/25/2039	631
84	Series 2009-71, Class MB, 4.50%, 09/25/2024	88
4	Series 2009-78, Class J, 5.00%, 09/25/2019	4
23	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	4
69	Series 2009-86, Class OT, PO, 10/25/2037	61
1,520	Series 2009-92, Class AD, 6.00%, 11/25/2039	1,642
35	Series 2009-96, Class CB, 4.00%, 11/25/2049	36
244	Series 2009-96, Class DB, 4.00%, 11/25/2029	250
170	Series 2009-112, Class ST, IF, IO, 4.63%, 01/25/2040 (z)	22
120	Series 2010-9, Class MD, 5.00%, 02/25/2038	126

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,770	Series 2010-22, Class PE, 5.00%, 03/25/2040	3,949
500	Series 2010-28, Class DE, 5.00%, 04/25/2030	534
78	Series 2010-35, Class SB, IF, IO, 4.80%, 04/25/2040 (z)	10
2,155	Series 2010-37, Class CY, 5.00%, 04/25/2040	2,319
500	Series 2010-41, Class DC, 4.50%, 05/25/2025	514
1,420	Series 2010-49, Class KB, 4.00%, 05/25/2025	1,435
87	Series 2010-54, Class EA, 4.50%, 06/25/2040	90
15	Series 2010-64, Class DM, 5.00%, 06/25/2040	16
288	Series 2010-71, Class HJ, 5.50%, 07/25/2040	315
2,910	Series 2010-103, Class GB, 4.00%, 09/25/2020	2,936
4,850	Series 2010-123, Class BP, 4.50%, 11/25/2040	5,066
292	Series 2010-135, Class HE, 3.00%, 01/25/2021	292
394	Series 2011-5, Class CP, 4.50%, 11/25/2040	403
298	Series 2011-22, Class MA, 6.50%, 04/25/2038	315
983	Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,080
1,006	Series 2011-41, Class KL, 4.00%, 05/25/2041	1,004
500	Series 2011-50, Class LP, 4.00%, 06/25/2041	503
2,978	Series 2011-75, Class BL, 3.50%, 08/25/2021	3,012
1,000	Series 2012-14, Class DE, 3.50%, 03/25/2042	961
359	Series 2012-103, Class DA, 3.50%, 10/25/2041	359
955	Series 2012-137, Class CF, 1.92%, 08/25/2041 (z)	952
1,132	Series 2013-83, Class CA, 3.50%, 10/25/2037	1,148
2,250	Series 2013-104, Class CY, 5.00%, 10/25/2043	2,437
	FNMA STRIPS,
33	Series 293, Class 1, PO, 12/25/2024	31
70	Series 314, Class 1, PO, 07/25/2031	62

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	GNMA,
44	Series 2002-44, Class JC, 6.00%, 07/20/2032	47
427	Series 2002-79, Class KL, 5.50%, 11/20/2032	461
113	Series 2003-10, Class KJ, 5.50%, 02/20/2033	125
426	Series 2003-29, Class PD, 5.50%, 04/16/2033	469
255	Series 2003-33, Class NE, 5.50%, 04/16/2033	277
153	Series 2003-65, Class AP, 5.50%, 08/20/2033	168
581	Series 2003-77, Class TK, 5.00%, 09/16/2033	615
1,608	Series 2004-16, Class GC, 5.50%, 02/20/2034	1,725
35	Series 2004-54, Class BG, 5.50%, 07/20/2034	38
899	Series 2004-93, Class PD, 5.00%, 11/16/2034	980
843	Series 2004-101, Class BE, 5.00%, 11/20/2034	910
389	Series 2005-11, Class PL, 5.00%, 02/20/2035	412
1,463	Series 2005-26, Class XY, 5.50%, 03/20/2035	1,595
373	Series 2005-33, Class AY, 5.50%, 04/16/2035	413
128	Series 2005-49, Class B, 5.50%, 06/20/2035	140
317	Series 2005-51, Class DC, 5.00%, 07/20/2035	341
49	Series 2005-56, Class BD, 5.00%, 07/20/2035	52
40	Series 2006-7, Class ND, 5.50%, 08/20/2035	44
354	Series 2007-37, Class LB, 5.50%, 06/16/2037	392
265	Series 2007-79, Class BL, 5.75%, 08/20/2037	288
450	Series 2008-7, Class PQ, 5.00%, 02/20/2038	492
835	Series 2008-9, Class PW, 5.25%, 02/20/2038	903
192	Series 2008-23, Class YA, 5.25%, 03/20/2038	207
705	Series 2008-33, Class PB, 5.50%, 04/20/2038	777

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
231	Series 2008-34, Class PG, 5.25%, 04/20/2038	250
197	Series 2008-35, Class NF, 5.00%, 04/20/2038	212
47	Series 2008-38, Class BE, 5.00%, 07/16/2036	48
1,007	Series 2008-38, Class BG, 5.00%, 05/16/2038	1,089
305	Series 2008-43, Class NB, 5.50%, 05/20/2038	337
605	Series 2008-56, Class PX, 5.50%, 06/20/2038	659
389	Series 2008-58, Class PD, 5.50%, 08/16/2037	399
1,247	Series 2008-58, Class PE, 5.50%, 07/16/2038	1,359
5	Series 2008-62, Class SA, IF, IO, 4.56%, 07/20/2038 (z)	1
136	Series 2008-76, Class US, IF, IO, 4.31%, 09/20/2038 (z)	16
130	Series 2008-95, Class DS, IF, IO, 5.71%, 12/20/2038 (z)	20
218	Series 2009-14, Class AG, 4.50%, 03/20/2039	227
19	Series 2009-15, Class NA, 5.00%, 12/20/2038	20
30	Series 2009-61, Class AP, 4.00%, 08/20/2039	31
331	Series 2009-72, Class SM, IF, IO, 4.66%, 08/16/2039 (z)	43
244	Series 2009-106, Class ST, IF, IO, 4.41%, 02/20/2038 (z)	31
175	Series 2010-7, Class EA, 5.00%, 06/16/2038	181
13	Series 2010-14, Class QP, 6.00%, 12/20/2039	13
369	Series 2010-130, Class BD, 4.00%, 12/20/2039	373
277	Series 2010-157, Class OP, PO, 12/20/2040	227
1,626	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	1,808
1,766	Series 2014-H11, Class VA, 2.06%, 06/20/2064 (z)	1,773
2,397	Series 2015-H20, Class FA, 2.03%, 08/20/2065 (z)	2,403
1,778	Series 2015-H26, Class FG, 2.08%, 10/20/2065 (z)	1,787
195	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	201

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	JP Morgan Mortgage Trust,
548	Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (z)	558
108	Series 2007-A1, Class 5A5, 3.69%, 07/25/2035 (z)	111
138	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.62%, 04/21/2034 (z)	141
4	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.75%, 06/25/2019	4
96	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.50%, 12/25/2033	98
	Merrill Lynch Mortgage Investors Trust,
216	Series 2003-F, Class A1, 2.26%, 10/25/2028 (z)	214
277	Series 2004-B, Class A1, 2.12%, 05/25/2029 (z)	271
58	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	61
27	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.00%, 07/25/2038	28
4	Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/2019	4
5	RALI Trust, Series 2004-QS3, Class CB, 5.00%, 03/25/2019	5
514	Sequoia Mortgage Trust, Series 2004-11, Class A1, 2.19%, 12/20/2034 (z)	507
215	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, 2.29%, 01/19/2034 (z)	210
374	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, 3.03%, 12/25/2044 (z)	376
985	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.00%, 05/15/2033	1,043
	WaMu Mortgage Pass-Through Certificates Trust,
207	Series 2003-AR11, Class A6, 3.36%, 10/25/2033 (z)	209
1	Series 2003-S6, Class 2A1, 5.00%, 07/25/2018	1
610	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	625

	Total Collateralized Mortgage Obligations (Cost $150,658)	148,865

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 6.1%
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	1,391
	FHLMC Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, 3.32%, 02/25/2023 (z)	2,078
4,000	Series K037, Class A2, 3.49%, 01/25/2024	4,097
1,000	Series K038, Class A2, 3.39%, 03/25/2024	1,019
2,503	Series K046, Class A2, 3.21%, 03/25/2025	2,514
2,000	Series K048, Class A2, 3.28%, 06/25/2025 (z)	2,021
469	Series K049, Class A2, 3.01%, 07/25/2025	465
2,000	Series K060, Class A2, 3.30%, 10/25/2026	2,008
1,362	Series K066, Class A2, 3.12%, 06/25/2027	1,344
1,686	Series K067, Class A2, 3.19%, 07/25/2027	1,665
910	Series K070, Class A2, 3.30%, 11/25/2027 (z)	910
873	Series K072, Class A2, 3.44%, 12/25/2050	886
2,759	Series K073, Class A2, 3.35%, 01/25/2028	2,766
1,400	Series K727, Class AM, 3.04%, 07/25/2024	1,391
1,219	Series K729, Class A2, 3.14%, 10/25/2024	1,219
603	Series KF12, Class A, 2.32%, 09/25/2022 (z)	604
238	Series KJ02, Class A2, 2.60%, 09/25/2020	237
556	Series KJ08, Class A2, 2.36%, 08/25/2022	545
1,732	Series KJ11, Class A2, 2.93%, 01/25/2023	1,724
1,208	Series KJ18, Class A2, 3.07%, 08/25/2022	1,217
1,750	Series KPLB, Class A, 2.77%, 05/25/2025	1,708
5,000	Series KSMC, Class A2, 2.62%, 01/25/2023	4,921
	FNMA ACES,
476	Series 2011-M4, Class A1, 2.55%, 06/25/2021	476
1,878	Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,826
3,235	Series 2013-M13, Class A2, 2.64%, 04/25/2023 (z)	3,180
3,500	Series 2014-M1, Class A2, 3.19%, 07/25/2023 (z)	3,523
3,108	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	3,177
3,100	Series 2014-M3, Class A2, 3.47%, 01/25/2024 (z)	3,173
4,756	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	4,766
1,669	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	1,660
1,973	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	1,966

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,631	Series 2015-M1, Class A2, 2.53%, 09/25/2024	4,482
4,500	Series 2015-M3, Class A2, 2.72%, 10/25/2024	4,400
1,400	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	1,377
800	Series 2016-M6, Class A2, 2.49%, 05/25/2026	757
1,500	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	1,471
1,345	Series 2017-M12, Class A2, 3.08%, 06/25/2027 (z)	1,321
472	Series 2017-M13, Class A2, 2.94%, 09/25/2027 (z)	458
	FREMF Mortgage Trust,
1,500	Series 2015-K44, Class B, 3.68%, 01/25/2048 (e) (z) (bb)	1,468
735	Series 2016-K722, Class B, 3.84%, 07/25/2049 (e) (z)	731
867	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.51%, 12/12/2049 (e) (z) (bb)	–	(h)
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	2,240
	Morgan Stanley Capital I Trust,
7,154	Series 2007-HQ11, Class X, IO, 0.33%, 02/12/2044 (e) (z) (bb)	90
472	Series 2011-C3, Class A3, 4.05%, 07/15/2049	480
497	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 3.04%, 07/14/2034 (e) (z)	498
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	862
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,056
1,486	Series 2013-C6, Class A4, 3.24%, 04/10/2046	1,486
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	2,795
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 04/15/2045	1,819

	Total Commercial Mortgage-Backed Securities (Cost $89,110)	88,268

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 31.5%
	Consumer Discretionary — 2.1%
	Automobiles — 0.5%
250	BMW US Capital LLC, (Germany), 1.85%, 09/15/2021 (e)	240
	Daimler Finance North America LLC, (Germany),
153	2.25%, 03/02/2020 (e)	151
2,100	2.30%, 01/06/2020 (e)	2,078
1,500	Ford Motor Co., 6.63%, 10/01/2028	1,735
962	General Motors Co., 6.60%, 04/01/2036	1,118
1,166	Nissan Motor Acceptance Corp., 1.80%, 03/15/2018 (e)	1,166

		6,488

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.38%, 05/26/2025	1,235
326	Starbucks Corp., 2.70%, 06/15/2022	323

		1,558

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
1,217	2.80%, 08/22/2024 (e)	1,178
350	3.88%, 08/22/2037 (e)	349
150	4.80%, 12/05/2034	166

		1,693

	Media — 0.9%
	21st Century Fox America, Inc.,
30	7.25%, 05/18/2018	30
600	7.43%, 10/01/2026	740
200	7.70%, 10/30/2025	246
1,019	CBS Corp., 3.70%, 08/15/2024	1,016
260	Charter Communications Operating LLC, 4.91%, 07/23/2025	268
1,136	Comcast Corp., 3.90%, 03/01/2038	1,086
615	Cox Communications, Inc., 3.50%, 08/15/2027 (e)	588
422	Discovery Communications LLC, 4.38%, 06/15/2021	436
285	Grupo Televisa SAB, (Mexico), 4.63%, 01/30/2026	290
400	NBCUniversal Enterprise, Inc., 1.97%, 04/15/2019 (e)	397
2,000	NBCUniversal Media LLC, 2.88%, 01/15/2023	1,971
	Time Warner Cable LLC,
50	4.13%, 02/15/2021	51
3,425	8.75%, 02/14/2019	3,609
500	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	664

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
600	Time Warner, Inc., 3.55%, 06/01/2024	594
1,309	Viacom, Inc., 3.88%, 04/01/2024	1,307

		13,293

	Multiline Retail — 0.1%
420	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	445
175	Nordstrom, Inc., 4.00%, 10/15/2021	177
868	Target Corp., 3.50%, 07/01/2024	886

		1,508

	Specialty Retail — 0.4%
1,020	Advance Auto Parts, Inc., 4.50%, 12/01/2023	1,055
261	AutoZone, Inc., 3.75%, 06/01/2027	256
	Home Depot, Inc. (The),
531	2.00%, 06/15/2019	528
450	2.70%, 04/01/2023	442
986	3.75%, 02/15/2024	1,017
	Lowe’s Cos., Inc.,
1,004	3.13%, 09/15/2024	988
238	3.38%, 09/15/2025	234
	O’Reilly Automotive, Inc.,
300	3.55%, 03/15/2026	294
463	3.60%, 09/01/2027	450

		5,264

	Total Consumer Discretionary	29,804

	Consumer Staples — 1.9%
	Beverages — 0.5%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
3,234	3.30%, 02/01/2023	3,220
2,000	3.65%, 02/01/2026	1,982
893	Coca-Cola Co. (The), 1.15%, 04/01/2018	892
1,000	Diageo Investment Corp., (United Kingdom), 2.88%, 05/11/2022	993
400	Molson Coors Brewing Co., 2.25%, 03/15/2020	395
200	PepsiCo, Inc., 2.38%, 10/06/2026	184

		7,666

	Food & Staples Retailing — 0.4%
1,094	Costco Wholesale Corp., 2.75%, 05/18/2024	1,064
	CVS Health Corp.,
1,100	2.75%, 12/01/2022	1,061
257	4.00%, 12/05/2023	261
	Kroger Co. (The),
92	5.40%, 07/15/2040	98
700	6.15%, 01/15/2020	740

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
	Sysco Corp.,
200	3.25%, 07/15/2027	193
208	3.75%, 10/01/2025	210
	Walmart, Inc.,
1,650	2.55%, 04/11/2023	1,616
200	3.30%, 04/22/2024	202

		5,445

	Food Products — 0.7%
	Bunge Ltd. Finance Corp.,
31	3.50%, 11/24/2020	31
1,192	8.50%, 06/15/2019	1,275
900	Cargill, Inc., 3.30%, 03/01/2022 (e)	900
	General Mills, Inc.,
2,075	3.15%, 12/15/2021	2,075
100	5.65%, 02/15/2019	103
	Kellogg Co.,
513	3.25%, 05/21/2018	514
1,606	4.00%, 12/15/2020	1,645
	Kraft Heinz Foods Co.,
719	3.50%, 06/06/2022	720
700	3.95%, 07/15/2025	694
310	5.38%, 02/10/2020	323
425	6.88%, 01/26/2039	524
164	McCormick & Co., Inc., 3.15%, 08/15/2024	161
89	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	91
	Tyson Foods, Inc.,
313	2.25%, 08/23/2021	304
171	2.65%, 08/15/2019	170

		9,530

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.40%, 03/01/2022	196
1,800	2.40%, 06/01/2023	1,736
500	Procter & Gamble Co. (The), 1.85%, 02/02/2021	488

		2,420

	Tobacco — 0.1%
1,000	BAT Capital Corp., (United Kingdom), 3.22%, 08/15/2024 (e)	963
850	Philip Morris International, Inc., 3.38%, 08/11/2025	838

		1,801

	Total Consumer Staples	26,862

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 3.1%
	Energy Equipment & Services — 0.2%
400	Baker Hughes a GE Co. LLC, 2.77%, 12/15/2022	391
	Halliburton Co.,
350	3.50%, 08/01/2023	352
750	8.75%, 02/15/2021	862
800	Nabors Industries, Inc., 4.63%, 09/15/2021	780
233	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	235

		2,620

	Oil, Gas & Consumable Fuels — 2.9%
1,025	Anadarko Petroleum Corp., 8.70%, 03/15/2019	1,085
118	Andeavor Logistics LP, 4.25%, 12/01/2027	115
400	Apache Corp., 6.90%, 09/15/2018	408
122	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	122
	BP Capital Markets plc, (United Kingdom),
1,000	2.24%, 09/26/2018	999
1,317	3.22%, 04/14/2024	1,307
712	3.25%, 05/06/2022	716
	Buckeye Partners LP,
500	3.95%, 12/01/2026	477
300	4.35%, 10/15/2024	302
900	Burlington Resources, Inc., 8.20%, 03/15/2025	1,133
1,200	Cenovus Energy, Inc., (Canada), 3.80%, 09/15/2023	1,192
	Chevron Corp.,
1,000	2.36%, 12/05/2022	970
285	3.19%, 06/24/2023	285
833	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	849
375	ConocoPhillips Holding Co., 6.95%, 04/15/2029	480
	Ecopetrol SA, (Colombia),
467	4.13%, 01/16/2025	457
773	5.38%, 06/26/2026	814
	Energy Transfer LP,
267	3.60%, 02/01/2023	264
182	4.05%, 03/15/2025	179
570	4.90%, 02/01/2024	589
	EnLink Midstream Partners LP,
281	2.70%, 04/01/2019	279
633	4.15%, 06/01/2025	620

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
225	3.35%, 03/15/2023	224
651	3.70%, 02/15/2026	650
150	3.75%, 02/15/2025	151
263	3.90%, 02/15/2024	267
596	3.95%, 02/15/2027	603
	EOG Resources, Inc.,
240	2.63%, 03/15/2023	232
600	4.15%, 01/15/2026	619
2,200	Exxon Mobil Corp., 2.71%, 03/06/2025	2,114
1,294	Magellan Midstream Partners LP, 4.25%, 02/01/2021	1,331
400	Marathon Oil Corp., 2.80%, 11/01/2022	386
964	Marathon Petroleum Corp., 3.63%, 09/15/2024	960
518	MPLX LP, 4.00%, 03/15/2028	509
	Noble Energy, Inc.,
350	3.85%, 01/15/2028	342
118	5.63%, 05/01/2021	120
	Occidental Petroleum Corp.,
441	2.70%, 02/15/2023	433
727	3.50%, 06/15/2025	726
1,800	ONEOK Partners LP, 4.90%, 03/15/2025	1,891
	Petroleos Mexicanos, (Mexico),
270	4.88%, 01/18/2024	274
395	5.35%, 02/12/2028 (e)	388
466	6.38%, 02/04/2021	498
731	6.88%, 08/04/2026	803
	Phillips 66,
320	3.90%, 03/15/2028	319
173	4.30%, 04/01/2022	180
	Plains All American Pipeline LP,
705	3.65%, 06/01/2022	697
875	3.85%, 10/15/2023	864
503	Spectra Energy Capital LLC, 3.30%, 03/15/2023	495
	Statoil ASA, (Norway),
1,200	1.15%, 05/15/2018	1,198
1,179	2.65%, 01/15/2024	1,144
	Suncor Energy, Inc., (Canada),
350	3.60%, 12/01/2024	348
1,000	5.95%, 12/01/2034	1,212
	Sunoco Logistics Partners Operations LP,
506	4.25%, 04/01/2024	508
700	5.50%, 02/15/2020	729

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
141	TC PipeLines LP, 3.90%, 05/25/2027	137
1,153	Texas Eastern Transmission LP, 2.80%, 10/15/2022 (e)	1,117
821	Total Capital Canada Ltd., (France), 2.75%, 07/15/2023	804
	Total Capital International SA, (France),
200	2.70%, 01/25/2023	196
1,003	3.75%, 04/10/2024	1,030
	TransCanada PipeLines Ltd., (Canada),
455	2.50%, 08/01/2022	443
2,345	3.75%, 10/16/2023	2,401
300	7.13%, 01/15/2019	311
317	Western Gas Partners LP, 4.50%, 03/01/2028	319
262	Williams Partners LP, 3.90%, 01/15/2025	260

		41,875

	Total Energy	44,495

	Financials — 10.7%
	Banks — 4.3%
	ABN AMRO Bank NV, (Netherlands),
1,629	2.50%, 10/30/2018 (e)	1,629
450	2.65%, 01/19/2021 (e)	444
750	Australia & New Zealand Banking Group Ltd., (Australia), 2.63%, 11/09/2022	729
	Bank of America Corp.,
780	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	766
3,745	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	3,664
21	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	21
32	3.30%, 01/11/2023	32
1,154	4.00%, 01/22/2025	1,159
737	4.13%, 01/22/2024	761
556	4.45%, 03/03/2026	569
585	5.65%, 05/01/2018	588
2,000	6.88%, 04/25/2018	2,014
	Bank of Montreal, (Canada),
100	2.35%, 09/11/2022	97
1,153	2.38%, 01/25/2019	1,151
	Bank of Nova Scotia (The), (Canada),
2,000	1.45%, 04/25/2018	1,998
630	2.80%, 07/21/2021	626
1,255	Barclays plc, (United Kingdom), 3.65%, 03/16/2025	1,207

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	BB&T Corp.,
166	2.45%, 01/15/2020	165
500	2.63%, 06/29/2020	497
3,360	Capital One Bank USA NA, 3.38%, 02/15/2023	3,312
350	Citibank NA, 2.85%, 02/12/2021	348
	Citigroup, Inc.,
2,000	2.05%, 12/07/2018	1,995
1,100	2.75%, 04/25/2022	1,076
650	3.40%, 05/01/2026	631
2,000	(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 01/24/2039 (aa)	1,919
778	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	788
903	Cooperatieve Rabobank UA, (Netherlands), 3.88%, 02/08/2022	923
447	Discover Bank, 4.20%, 08/08/2023	459
470	Fifth Third Bancorp, 2.88%, 07/27/2020	469
	Fifth Third Bank,
250	2.38%, 04/25/2019	249
425	2.88%, 10/01/2021	422
	HSBC Bank plc, (United Kingdom),
523	1.50%, 05/15/2018 (e)	522
1,100	4.75%, 01/19/2021 (e)	1,153
	HSBC Holdings plc, (United Kingdom),
1,100	4.00%, 03/30/2022	1,127
251	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	252
800	4.25%, 03/14/2024	810
352	Huntington Bancshares, Inc., 3.15%, 03/14/2021	353
500	Huntington National Bank (The), 2.50%, 08/07/2022	481
406	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	405
	KeyCorp,
42	2.90%, 09/15/2020	42
1,657	5.10%, 03/24/2021	1,755
869	Lloyds Banking Group plc, (United Kingdom), 3.75%, 01/11/2027	847
	Mitsubishi UFJ Financial Group, Inc., (Japan),
221	3.00%, 02/22/2022	218
350	3.29%, 07/25/2027	336
1,000	3.78%, 03/02/2025	1,002
909	Mizuho Bank Ltd., (Japan), 2.65%, 09/25/2019 (e)	906

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Mizuho Financial Group, Inc., (Japan),
300	2.60%, 09/11/2022	290
580	2.95%, 02/28/2022	570
1,050	National Australia Bank Ltd., (Australia), 2.50%, 01/12/2021	1,035
100	National City Corp., 6.88%, 05/15/2019	105
591	Nordea Bank AB, (Sweden), 4.25%, 09/21/2022 (e)	608
356	PNC Bank NA, 1.95%, 03/04/2019	354
	PNC Financial Services Group, Inc. (The),
362	4.38%, 08/11/2020	374
50	5.13%, 02/08/2020	52
363	6.70%, 06/10/2019	382
402	Regions Financial Corp., 3.20%, 02/08/2021	403
	Royal Bank of Canada, (Canada),
596	2.00%, 10/01/2018	595
600	2.20%, 07/27/2018	600
597	4.65%, 01/27/2026	619
250	Santander UK Group Holdings plc, (United Kingdom), 3.13%, 01/08/2021	249
799	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	798
442	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	438
1,800	Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)	1,883
482	Sumitomo Mitsui Financial Group, Inc., (Japan), 3.10%, 01/17/2023	476
1,500	SunTrust Bank, 2.75%, 05/01/2023	1,456
1,041	Toronto-Dominion Bank (The), (Canada), 1.75%, 07/23/2018	1,039
	US Bancorp,
500	2.20%, 04/25/2019	498
215	3.60%, 09/11/2024	217
732	Series V, 2.63%, 01/24/2022	721
1,700	Wachovia Corp., SUB, 7.57%, 08/01/2026	2,097
	Wells Fargo & Co.,
428	2.50%, 03/04/2021	420
368	3.00%, 02/19/2025	353
1,000	3.50%, 03/08/2022	1,007
2,000	4.30%, 07/22/2027	2,027
	Westpac Banking Corp., (Australia),
506	2.00%, 03/03/2020 (e)	499
1,100	2.50%, 06/28/2022	1,069

		62,151

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — 2.8%
2,150	Ameriprise Financial, Inc., 4.00%, 10/15/2023	2,215
	Bank of New York Mellon Corp. (The),
92	2.60%, 08/17/2020	91
1,500	3.40%, 01/29/2028	1,468
1,440	4.15%, 02/01/2021	1,486
155	4.60%, 01/15/2020	160
400	BlackRock, Inc., 3.20%, 03/15/2027	390
470	Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/2023 (e)	499
500	CDP Financial, Inc., (Canada), 4.40%, 11/25/2019 (e)	516
	Charles Schwab Corp. (The),
250	3.20%, 03/02/2027	243
40	3.23%, 09/01/2022	40
1,666	CME Group, Inc., 3.00%, 09/15/2022	1,662
	Credit Suisse AG, (Switzerland),
833	1.70%, 04/27/2018	832
520	3.63%, 09/09/2024	519
	Deutsche Bank AG, (Germany),
500	3.95%, 02/27/2023	500
600	4.25%, 10/14/2021	612
	Goldman Sachs Group, Inc. (The),
500	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	490
196	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	191
403	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	389
384	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	374
1,000	3.85%, 01/26/2027	987
92	4.25%, 10/21/2025	93
900	5.38%, 03/15/2020	942
5,150	7.50%, 02/15/2019	5,380
1,195	Series D, 6.00%, 06/15/2020	1,273
1,502	Intercontinental Exchange, Inc., 4.00%, 10/15/2023	1,552
436	Invesco Finance plc, 3.75%, 01/15/2026	439
1,850	Jefferies Group LLC, 6.88%, 04/15/2021	2,035
481	Macquarie Bank Ltd., (Australia), 2.60%, 06/24/2019 (e)	480
800	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	862
	Morgan Stanley,
600	2.65%, 01/27/2020	597
400	2.75%, 05/19/2022	391

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
1,081	3.88%, 01/27/2026	1,084
880	4.35%, 09/08/2026	893
622	5.00%, 11/24/2025	662
154	5.50%, 07/24/2020	163
2,500	5.63%, 09/23/2019	2,606
687	5.75%, 01/25/2021	737
1,000	6.63%, 04/01/2018	1,003
1,700	7.30%, 05/13/2019	1,789
	State Street Corp.,
1,724	3.10%, 05/15/2023	1,700
1,154	3.70%, 11/20/2023	1,184
219	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	217
200	UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	197

		39,943

	Consumer Finance — 1.4%
	AerCap Ireland Capital DAC, (Netherlands),
1,200	3.30%, 01/23/2023	1,174
594	3.65%, 07/21/2027	559
1,820	American Express Co., 7.00%, 03/19/2018	1,824
	American Honda Finance Corp.,
250	2.25%, 08/15/2019	248
1,450	7.63%, 10/01/2018 (e)	1,494
	Caterpillar Financial Services Corp.,
176	2.25%, 12/01/2019	175
510	2.75%, 08/20/2021	507
900	2.85%, 06/01/2022	895
675	7.15%, 02/15/2019	704
	Ford Motor Credit Co. LLC,
484	2.02%, 05/03/2019	479
1,200	2.98%, 08/03/2022	1,162
1,119	3.34%, 03/28/2022	1,103
200	3.81%, 01/09/2024	197
	General Motors Financial Co., Inc.,
522	3.10%, 01/15/2019	523
615	3.70%, 05/09/2023	612
1,000	3.85%, 01/05/2028	950
280	4.00%, 10/06/2026	274
770	4.25%, 05/15/2023	785
400	4.35%, 01/17/2027	399
	John Deere Capital Corp.,
753	1.60%, 07/13/2018	752
65	1.70%, 01/15/2020	64
298	2.70%, 01/06/2023	292

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
650	3.15%, 10/15/2021	655
1,400	PACCAR Financial Corp., 2.20%, 09/15/2019	1,393
350	Synchrony Financial, 4.25%, 08/15/2024	352
	Toyota Motor Credit Corp.,
1,700	2.13%, 07/18/2019	1,690
800	2.63%, 01/10/2023	783

		20,045

	Diversified Financial Services — 0.7%
550	AIG Global Funding, 2.15%, 07/02/2020 (e)	540
3,238	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	3,168
490	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	486
	National Rural Utilities Cooperative Finance Corp.,
1,250	3.40%, 02/07/2028	1,229
650	10.38%, 11/01/2018	683
277	ORIX Corp., (Japan), 2.90%, 07/18/2022	271
400	Protective Life Global Funding, 2.62%, 08/22/2022 (e)	388
	Shell International Finance BV, (Netherlands),
788	2.88%, 05/10/2026	755
150	3.40%, 08/12/2023	151
1,555	4.30%, 09/22/2019	1,595
40	4.38%, 03/25/2020	41
400	Siemens Financieringsmaatschappij NV, (Germany), 3.13%, 03/16/2024 (e)	396

		9,703

	Insurance — 1.5%
651	Allstate Corp. (The), 3.15%, 06/15/2023	650
200	Alterra Finance LLC, 6.25%, 09/30/2020	215
818	American International Group, Inc., 4.13%, 02/15/2024	839
422	Athene Global Funding, 2.75%, 04/20/2020 (e)	419
230	Athene Holding Ltd., 4.13%, 01/12/2028	221
	Berkshire Hathaway Finance Corp.,
323	1.30%, 05/15/2018	323
2,160	5.40%, 05/15/2018	2,173
61	Chubb Corp. (The), 5.75%, 05/15/2018	61
1,900	Chubb INA Holdings, Inc., 2.70%, 03/13/2023	1,858
	CNA Financial Corp.,
499	3.95%, 05/15/2024	506
364	4.50%, 03/01/2026	377
500	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	486

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
1,135	Jackson National Life Global Funding, 3.05%, 04/29/2026 (e)	1,085
	Liberty Mutual Group, Inc.,
950	4.25%, 06/15/2023 (e)	977
900	4.95%, 05/01/2022 (e)	952
864	Lincoln National Corp., 4.20%, 03/15/2022	897
1,000	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	1,023
824	Marsh & McLennan Cos., Inc., 2.35%, 03/06/2020	817
1,216	MassMutual Global Funding II, 2.35%, 04/09/2019 (e)	1,215
	Metropolitan Life Global Funding I,
710	1.55%, 09/13/2019 (e)	699
1,600	3.00%, 01/10/2023 (e)	1,579
426	3.88%, 04/11/2022 (e)	437
	New York Life Global Funding,
323	1.95%, 02/11/2020 (e)	318
1,024	2.15%, 06/18/2019 (e)	1,019
953	2.35%, 07/14/2026 (e)	876
471	Principal Financial Group, Inc., 3.13%, 05/15/2023	463
650	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	821
	Reliance Standard Life Global Funding II,
650	2.50%, 01/15/2020 (e)	644
373	3.05%, 01/20/2021 (e)	372

		22,322

	Total Financials	154,164

	Health Care — 1.8%
	Biotechnology — 0.5%
1,606	AbbVie, Inc., 2.85%, 05/14/2023	1,558
2,450	Amgen, Inc., 3.63%, 05/15/2022	2,487
117	Baxalta, Inc., 3.60%, 06/23/2022	117
612	Biogen, Inc., 3.63%, 09/15/2022	619
	Celgene Corp.,
1,000	3.25%, 08/15/2022	995
700	3.95%, 10/15/2020	717
	Gilead Sciences, Inc.,
22	2.50%, 09/01/2023	21
300	2.55%, 09/01/2020	298
35	3.50%, 02/01/2025	35
31	3.70%, 04/01/2024	31

		6,878

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — 0.3%
484	Abbott Laboratories, 3.88%, 09/15/2025	490
215	Becton Dickinson and Co., 2.68%, 12/15/2019	214
1,200	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	1,220
2,400	Medtronic, Inc., 3.50%, 03/15/2025	2,397
300	Stryker Corp., 4.10%, 04/01/2043	293

		4,614

	Health Care Providers & Services — 0.3%
700	Anthem, Inc., 3.30%, 01/15/2023	694
131	Cardinal Health, Inc., 3.75%, 09/15/2025	130
400	Express Scripts Holding Co., 3.50%, 06/15/2024	392
	McKesson Corp.,
150	2.70%, 12/15/2022	146
107	3.95%, 02/16/2028	106
	UnitedHealth Group, Inc.,
365	2.75%, 02/15/2023	358
1,645	2.88%, 03/15/2023	1,620
187	3.38%, 11/15/2021	189
255	4.70%, 02/15/2021	268

		3,903

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
441	3.15%, 01/15/2023	436
350	3.20%, 08/15/2027	333

		769

	Pharmaceuticals — 0.7%
	Allergan Funding SCS,
871	3.45%, 03/15/2022	867
800	3.80%, 03/15/2025	790
250	Allergan, Inc., 2.80%, 03/15/2023	241
1,210	Bristol-Myers Squibb Co., 2.00%, 08/01/2022	1,158
1,875	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.80%, 03/18/2023	1,841
413	Johnson & Johnson, 2.63%, 01/15/2025	400
	Merck & Co., Inc.,
1,400	1.30%, 05/18/2018	1,398
215	2.40%, 09/15/2022	210
1,800	Mylan, Inc., 3.13%, 01/15/2023 (e)	1,745
1,153	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	1,165

		9,815

	Total Health Care	25,979

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 3.0%
	Aerospace & Defense — 0.7%
864	BAE Systems Holdings, Inc., (United Kingdom), 3.80%, 10/07/2024 (e)	873
	Boeing Co. (The),
540	4.88%, 02/15/2020	565
750	7.95%, 08/15/2024	945
2,000	General Dynamics Corp., 2.25%, 11/15/2022	1,930
500	Harris Corp., 4.85%, 04/27/2035	536
	Lockheed Martin Corp.,
850	2.50%, 11/23/2020	842
380	3.35%, 09/15/2021	385
	Northrop Grumman Corp.,
800	2.93%, 01/15/2025	768
325	5.05%, 08/01/2019	336
	Precision Castparts Corp.,
1,500	2.50%, 01/15/2023	1,467
800	3.25%, 06/15/2025	795
476	Raytheon Co., 3.15%, 12/15/2024	473
500	United Technologies Corp., 1.95%, 11/01/2021	481

		10,396

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.20%, 02/01/2025	781
	United Parcel Service, Inc.,
1,457	2.45%, 10/01/2022	1,422
1,600	3.13%, 01/15/2021	1,617
425	5.13%, 04/01/2019	437

		4,257

	Airlines — 0.0% (g)
237	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	242

	Building Products — 0.1%
222	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	214
	Johnson Controls International plc,
1,135	4.25%, 03/01/2021	1,170
40	5.00%, 03/30/2020	42
138	SUB, 3.62%, 07/02/2024	139

		1,565

	Commercial Services & Supplies — 0.1%
	Republic Services, Inc.,
417	3.55%, 06/01/2022	421
1,200	5.50%, 09/15/2019	1,251

		1,672

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	349
526	Fluor Corp., 3.38%, 09/15/2021	531

		880

	Industrial Conglomerates — 0.3%
	General Electric Co.,
200	2.10%, 12/11/2019	197
125	4.38%, 09/16/2020	129
1,919	4.65%, 10/17/2021	2,009
95	5.30%, 02/11/2021	100
529	5.50%, 01/08/2020	552
70	5.88%, 01/14/2038	82
1,200	Honeywell International, Inc., 4.25%, 03/01/2021	1,251
	Roper Technologies, Inc.,
208	3.00%, 12/15/2020	209
74	3.80%, 12/15/2026	74

		4,603

	Machinery — 0.2%
700	Deere & Co., 4.38%, 10/16/2019	721
1,400	Illinois Tool Works, Inc., 3.50%, 03/01/2024	1,424
228	Parker-Hannifin Corp., 3.30%, 11/21/2024	227
111	Xylem, Inc., 3.25%, 11/01/2026	108

		2,480

	Professional Services — 0.0% (g)
200	Equifax, Inc., 3.25%, 06/01/2026	187

	Road & Rail — 1.2%
	Burlington Northern Santa Fe LLC,
125	3.60%, 09/01/2020	127
2,000	4.10%, 06/01/2021	2,074
	Canadian Pacific Railway Co., (Canada),
1,146	4.50%, 01/15/2022	1,196
600	7.25%, 05/15/2019	632
1,068	CSX Corp., 3.25%, 06/01/2027	1,021
	ERAC USA Finance LLC,
120	2.80%, 11/01/2018 (e)	120
1,500	3.30%, 10/15/2022 (e)	1,493
650	3.85%, 11/15/2024 (e)	659
315	4.50%, 08/16/2021 (e)	329
	Norfolk Southern Corp.,
812	2.90%, 02/15/2023	801
250	3.00%, 04/01/2022	249
829	3.25%, 12/01/2021	835

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
750	3.85%, 01/15/2024	770
300	5.75%, 04/01/2018	301
	Penske Truck Leasing Co. LP,
263	2.50%, 06/15/2019 (e)	262
1,250	4.20%, 04/01/2027 (e)	1,261
555	Ryder System, Inc., 2.45%, 09/03/2019	553
	Union Pacific Corp.,
1,020	2.75%, 04/15/2023	1,006
850	3.25%, 01/15/2025	848
1,200	3.75%, 03/15/2024	1,234
911	4.16%, 07/15/2022	951

		16,722

	Trading Companies & Distributors — 0.0% (g)
	Air Lease Corp.,
400	2.50%, 03/01/2021	393
240	3.63%, 04/01/2027	229

		622

	Total Industrials	43,626

	Information Technology — 1.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.45%, 06/15/2020	90
181	2.90%, 03/04/2021	181
1,000	2.95%, 02/28/2026	972
90	4.45%, 01/15/2020	93
975	4.95%, 02/15/2019	998

		2,334

	Electronic Equipment, Instruments & Components — 0.1%
926	Arrow Electronics, Inc., 3.88%, 01/12/2028	898

	Internet Software & Services — 0.2%
200	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	190
2,673	eBay, Inc., 2.60%, 07/15/2022	2,589
435	Tencent Holdings Ltd., (China), 3.60%, 01/19/2028 (e)	421

		3,200

	IT Services — 0.2%
151	DXC Technology Co., 4.25%, 04/15/2024	155
	International Business Machines Corp.,
252	1.80%, 05/17/2019	250
1,150	2.25%, 02/19/2021	1,132
40	8.38%, 11/01/2019	43
800	Western Union Co. (The), 3.60%, 03/15/2022	799

		2,379

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.3%
122	Analog Devices, Inc., 3.13%, 12/05/2023	120
1,054	Broadcom Corp., 3.63%, 01/15/2024	1,028
	Intel Corp.,
987	2.88%, 05/11/2024	964
728	3.10%, 07/29/2022	735
773	3.30%, 10/01/2021	787
313	QUALCOMM, Inc., 3.25%, 05/20/2027	293
790	Texas Instruments, Inc., 2.75%, 03/12/2021	790

		4,717

	Software — 0.5%
	Microsoft Corp.,
181	2.38%, 05/01/2023	175
1,508	2.88%, 02/06/2024	1,484
1,500	4.20%, 06/01/2019	1,533
	Oracle Corp.,
540	2.50%, 05/15/2022	528
1,285	2.50%, 10/15/2022	1,254
1,000	2.95%, 11/15/2024	971
720	5.75%, 04/15/2018	723
50	6.50%, 04/15/2038	67

		6,735

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
818	2.15%, 02/09/2022	794
700	2.75%, 01/13/2025	672
1,006	2.85%, 05/06/2021	1,008
450	2.90%, 09/12/2027	426
1,054	3.00%, 02/09/2024	1,040
1,154	3.20%, 05/13/2025	1,143
567	HP, Inc., 4.38%, 09/15/2021	589

		5,672

	Total Information Technology	25,935

	Materials — 0.8%
	Chemicals — 0.6%
168	Agrium, Inc., (Canada), 3.38%, 03/15/2025	163
400	Chevron Phillips Chemical Co. LLC, 3.30%, 05/01/2023 (e)	400
	Dow Chemical Co. (The),
594	3.00%, 11/15/2022	585
800	3.50%, 10/01/2024	796
52	4.13%, 11/15/2021	54
17	8.55%, 05/15/2019	18

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
	Ecolab, Inc.,
167	2.25%, 01/12/2020	166
330	3.25%, 01/14/2023	330
2,243	Mosaic Co. (The), 4.25%, 11/15/2023	2,306
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.63%, 03/15/2024	100
1,050	6.50%, 05/15/2019	1,094
	PPG Industries, Inc.,
80	3.20%, 03/15/2023	80
550	3.60%, 11/15/2020	561
1,250	Praxair, Inc., 2.20%, 08/15/2022	1,211
315	Rohm & Haas Co., 7.85%, 07/15/2029	421
	Sherwin-Williams Co. (The),
225	3.30%, 02/01/2025	218
170	3.45%, 06/01/2027	164
400	Union Carbide Corp., 7.50%, 06/01/2025	481

		9,148

	Construction Materials — 0.1%
250	CRH America, Inc., (Ireland), 3.88%, 05/18/2025 (e)	252
	Martin Marietta Materials, Inc.,
260	3.45%, 06/01/2027	250
300	3.50%, 12/15/2027	288

		790

	Containers & Packaging — 0.0% (g)
350	International Paper Co., 3.80%, 01/15/2026	352
350	WestRock Co., 3.00%, 09/15/2024 (e)	337

		689

	Metals & Mining — 0.1%
400	Freeport-McMoRan, Inc., 3.55%, 03/01/2022	389
	Nucor Corp.,
305	4.00%, 08/01/2023	315
172	5.85%, 06/01/2018	173
306	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	345

		1,222

	Total Materials	11,849

	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
285	Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	281
360	American Tower Corp., 3.50%, 01/31/2023	360
300	AvalonBay Communities, Inc., 3.20%, 01/15/2028	288

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
909	Boston Properties LP, 3.80%, 02/01/2024	925
675	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	658
600	Crown Castle International Corp., 4.45%, 02/15/2026	609
672	Duke Realty LP, 3.63%, 04/15/2023	680
207	EPR Properties, 4.50%, 06/01/2027	204
	ERP Operating LP,
1,228	3.50%, 03/01/2028	1,207
1,047	4.63%, 12/15/2021	1,104
163	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	156
2,098	HCP, Inc., 3.88%, 08/15/2024	2,103
150	Liberty Property LP, 4.40%, 02/15/2024	156
247	National Retail Properties, Inc., 3.60%, 12/15/2026	239
782	Prologis LP, 4.25%, 08/15/2023	818
	Realty Income Corp.,
600	3.25%, 10/15/2022	596
400	3.88%, 07/15/2024	406
400	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	393
300	Senior Housing Properties Trust, 4.75%, 02/15/2028	294
1,200	Simon Property Group LP, 4.38%, 03/01/2021	1,246
240	Tanger Properties LP, 3.75%, 12/01/2024	235
106	UDR, Inc., 2.95%, 09/01/2026	99
	Ventas Realty LP,
90	3.50%, 02/01/2025	88
470	3.75%, 05/01/2024	472
158	4.13%, 01/15/2026	160
	VEREIT Operating Partnership LP,
300	3.95%, 08/15/2027	284
350	4.60%, 02/06/2024	359
	Welltower, Inc.,
600	3.75%, 03/15/2023	610
2,007	4.50%, 01/15/2024	2,088

		17,118

	Real Estate Management & Development — 0.0% (g)
219	Mitsui Fudosan Co. Ltd., (Japan), 3.65%, 07/20/2027 (e)	219
325	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.88%, 03/20/2027 (e)	323

		542

	Total Real Estate	17,660

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
1,000	3.40%, 08/14/2024	993
2,350	3.40%, 05/15/2025	2,262
1,183	3.95%, 01/15/2025	1,183
1,282	4.30%, 02/15/2030 (e)	1,254
177	4.45%, 04/01/2024	182
1,405	5.80%, 02/15/2019	1,446
350	British Telecommunications plc, (United Kingdom), 2.35%, 02/14/2019	349
900	Deutsche Telekom International Finance BV, (Germany), 6.75%, 08/20/2018	918
50	Orange SA, (France), SUB, 9.00%, 03/01/2031	74
	Telefonica Emisiones SAU, (Spain),
420	3.19%, 04/27/2018	420
409	5.13%, 04/27/2020	427
114	5.46%, 02/16/2021	121
	Verizon Communications, Inc.,
3,869	2.95%, 03/15/2022	3,817
528	3.13%, 03/16/2022	525
886	4.15%, 03/15/2024	912
350	4.40%, 11/01/2034	344
1,118	4.81%, 03/15/2039	1,127
320	5.25%, 03/16/2037	339

		16,693

	Wireless Telecommunication Services — 0.2%
379	America Movil SAB de CV, (Mexico), 3.13%, 07/16/2022	375
608	Rogers Communications, Inc., (Canada), 3.63%, 12/15/2025	606
367	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	367
1,400	Vodafone Group plc, (United Kingdom), 2.95%, 02/19/2023	1,373

		2,721

	Total Telecommunication Services	19,414

	Utilities — 3.7%
	Electric Utilities — 2.9%
800	Appalachian Power Co., 4.60%, 03/30/2021	836
372	Arizona Public Service Co., 3.35%, 06/15/2024	372
1,595	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	1,566
476	Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/2028 (e)	459

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	187

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
237	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	245
700	Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/2027	685
	DTE Electric Co.,
197	2.65%, 06/15/2022	193
1,000	3.38%, 03/01/2025	997
1,500	3.65%, 03/15/2024	1,544
200	3.90%, 06/01/2021	204
	Duke Energy Carolinas LLC,
1,250	3.90%, 06/15/2021	1,286
50	6.45%, 10/15/2032	63
233	Duke Energy Corp., 3.55%, 09/15/2021	236
160	Duke Energy Indiana LLC, 3.75%, 07/15/2020	164
461	Duke Energy Progress LLC, 2.80%, 05/15/2022	458
720	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	717
450	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	432
	Entergy Arkansas, Inc.,
765	3.05%, 06/01/2023	755
260	3.50%, 04/01/2026	260
65	Entergy Corp., 2.95%, 09/01/2026	61
269	Entergy Mississippi, Inc., 2.85%, 06/01/2028	252
550	Fortis, Inc., (Canada), 3.06%, 10/04/2026	511
3,700	Georgia Power Co., 4.25%, 12/01/2019	3,800
1,663	Great Plains Energy, Inc., 4.85%, 06/01/2021	1,735
1,000	Hydro-Quebec, (Canada), Series HY, 8.40%, 01/15/2022	1,176
	Indiana Michigan Power Co.,
25	7.00%, 03/15/2019	26
100	Series J, 3.20%, 03/15/2023	100
200	Kentucky Utilities Co., 3.30%, 10/01/2025	196
94	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	93
	Nevada Power Co.,
1,000	6.50%, 08/01/2018	1,017
1,000	7.13%, 03/15/2019	1,047
	NextEra Energy Capital Holdings, Inc.,
518	2.40%, 09/15/2019	515
1,539	2.70%, 09/15/2019	1,538
938	Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (e)	941
300	NSTAR Electric Co., 2.38%, 10/15/2022	290
1,200	Ohio Power Co., Series M, 5.38%, 10/01/2021	1,298

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
300	Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	346
	Pacific Gas & Electric Co.,
794	2.45%, 08/15/2022	763
424	3.25%, 09/15/2021	425
1,500	3.25%, 06/15/2023	1,478
400	3.40%, 08/15/2024	392
350	3.85%, 11/15/2023	354
50	6.05%, 03/01/2034	58
200	PacifiCorp, 5.65%, 07/15/2018	202
256	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	245
752	PPL Capital Funding, Inc., 4.20%, 06/15/2022	780
224	PPL Electric Utilities Corp., 2.50%, 09/01/2022	218
560	Progress Energy, Inc., 4.40%, 01/15/2021	578
74	Public Service Co. of Colorado, 3.20%, 11/15/2020	75
283	Public Service Co. of New Hampshire, 3.50%, 11/01/2023	288
220	Public Service Co. of Oklahoma, 4.40%, 02/01/2021	228
1,100	Public Service Electric & Gas Co., 2.00%, 08/15/2019	1,090
	Southern California Edison Co.,
958	3.88%, 06/01/2021	986
650	5.50%, 08/15/2018	659
1,860	Southwestern Electric Power Co., 6.45%, 01/15/2019	1,918
	Virginia Electric & Power Co.,
1,099	2.95%, 01/15/2022	1,095
1,600	Series C, 2.75%, 03/15/2023	1,565
	Wisconsin Electric Power Co.,
1,000	1.70%, 06/15/2018	999
545	2.95%, 09/15/2021	545

		41,355

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.50%, 03/15/2019	1,447
843	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	872

		2,319

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
90	3.40%, 03/15/2022	90

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — continued
90	4.25%, 06/15/2022	93
1,290	PSEG Power LLC, 4.15%, 09/15/2021	1,326

		1,509

	Multi-Utilities — 0.4%
170	CMS Energy Corp., 2.95%, 02/15/2027	159
	Consumers Energy Co.,
137	2.85%, 05/15/2022	136
1,060	5.65%, 04/15/2020	1,125
350	Dominion Energy, Inc., Series B, 2.75%, 09/15/2022	339
784	DTE Energy Co., Series F, 3.85%, 12/01/2023	801
	NiSource, Inc.,
184	2.65%, 11/17/2022	180
300	3.85%, 02/15/2023	307
100	3.95%, 03/30/2048	95
16	6.80%, 01/15/2019	16
6	San Diego Gas & Electric Co., 5.35%, 05/15/2040	7
	Sempra Energy,
192	4.05%, 12/01/2023	198
1,400	9.80%, 02/15/2019	1,492
	Southern Co. Gas Capital Corp.,
939	3.50%, 09/15/2021	946
550	5.25%, 08/15/2019	569

		6,370

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.40%, 03/01/2025	363
1,400	3.85%, 03/01/2024	1,440

		1,803

	Total Utilities	53,356

	Total Corporate Bonds (Cost $454,682)	453,144

Foreign Government Securities — 0.3%
300	Republic of Colombia, (Colombia), 7.38%, 09/18/2037	383
347	Republic of Panama, (Panama), 4.00%, 09/22/2024	358
	United Mexican States, (Mexico),
1,076	3.60%, 01/30/2025	1,053
568	3.63%, 03/15/2022	578
694	4.00%, 10/02/2023	707
332	4.13%, 01/21/2026	335

	Total Foreign Government Securities (Cost $3,404)	3,414

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — 7.8%
19	FHLMC Gold Pools, 15 Year, Single Family, 5.50%, 02/01/2024	19
104	FHLMC Gold Pools, 20 Year, Single Family, 5.50%, 05/01/2027	113
	FHLMC Gold Pools, 30 Year, Single Family,
1,339	4.50%, 05/01/2041	1,415
231	5.00%, 10/01/2033	252
2	6.00%, 12/01/2036	2
1,495	FHLMC Gold Pools, Other, 3.50%, 06/01/2042	1,502
2,415	FNMA, ARM, 1.93%, 01/01/2023 (z)	2,416
10	FNMA, 15 Year, Single Family,
	6.00%, 10/01/2019 - 01/01/2024	10
1,160	FNMA, 20 Year, Single Family, 3.50%, 08/01/2032	1,181
	FNMA, 30 Year, Single Family,
5,211	4.00%, 09/01/2047 - 12/01/2047	5,394
840	5.00%, 08/01/2040	908
574	6.00%, 12/01/2032 - 04/01/2035	642
745	6.50%, 10/01/2036 - 10/01/2038	848
481	7.00%, 04/01/2037 - 11/01/2038	550
	FNMA, Other,
2,318	1.74%, 05/01/2020	2,280
1,867	1.94%, 07/01/2019	1,850
4,800	2.01%, 06/01/2020	4,726
897	2.19%, 12/01/2022	868
2,464	2.34%, 12/01/2022	2,397
3,746	2.35%, 05/01/2023 - 08/01/2028	3,563
1,509	2.40%, 01/01/2022	1,483
3,130	2.40%, 07/01/2023	3,044
3,636	2.41%, 01/01/2023	3,549
1,700	2.46%, 10/01/2026	1,603
850	2.49%, 05/01/2026	813
3,000	2.52%, 05/01/2023	2,933
2,002	2.53%, 03/01/2023	1,962
2,400	2.57%, 08/01/2028	2,254
996	2.59%, 11/01/2021	988
860	2.61%, 06/01/2026	821
1,310	2.63%, 09/01/2021	1,300
3,176	2.64%, 06/01/2026	3,040
2,000	2.65%, 08/01/2022	1,977
2,000	2.67%, 07/01/2022	1,979
2,002	2.68%, 05/01/2025	1,961
2,425	2.71%, 04/01/2023	2,396
2,200	2.81%, 04/01/2025	2,164
1,070	2.90%, 06/01/2022	1,069
500	2.99%, 07/01/2029	482
1,437	3.02%, 06/01/2025	1,430

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	189

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
3,640	3.03%, 12/01/2021 - 04/01/2027	3,609
500	3.04%, 07/01/2029	482
1,871	3.05%, 10/01/2020	1,878
495	3.06%, 07/01/2029	485
5,000	3.10%, 09/01/2025 - 01/01/2028	4,961
1,307	3.11%, 10/01/2021	1,317
1,443	3.37%, 11/01/2020	1,465
1,496	3.38%, 12/01/2023	1,522
968	3.48%, 12/01/2020	984
4,939	3.50%, 05/01/2043 - 06/01/2043	4,959
1,625	3.59%, 10/01/2020	1,658
1,150	3.69%, 11/01/2023	1,186
875	3.74%, 06/01/2018	875
3,400	3.77%, 09/01/2021	3,502
1,925	3.82%, 05/01/2022	1,979
1,161	3.86%, 07/01/2021	1,197
2,569	4.00%, 07/01/2042	2,649
1,000	4.04%, 10/01/2020	1,029
1,689	4.25%, 10/01/2028	1,764
978	4.26%, 07/01/2021	1,019
3,172	4.30%, 06/01/2021	3,303
1,803	4.33%, 04/01/2021	1,877
708	4.37%, 02/01/2020	730
207	GNMA II, 30 Year, Single Family, 6.00%, 09/20/2038	230

	Total Mortgage-Backed Securities (Cost $114,767)	112,844

U.S. Government Agency Securities — 12.8%
	FHLMC,
37,000	1.75%, 05/30/2019	36,808
16,000	2.38%, 01/13/2022	15,863
	FNMA,
8,333	1.25%, 08/17/2021	7,982
14,000	1.88%, 09/24/2026	12,744
53,500	2.00%, 01/05/2022	52,295
11,335	2.13%, 04/24/2026	10,626

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

47,000	2.63%, 09/06/2024	46,265
800	Resolution Funding Corp. STRIPS, 1.75%, 07/15/2020 (n)	758
735	Tennessee Valley Authority, 1.75%, 10/15/2018	734

	Total U.S. Government Agency Securities (Cost $187,724)	184,075

U.S. Treasury Obligations — 26.0%
	U.S. Treasury Inflation Indexed Notes,
75,000	0.13%, 04/15/2019	78,964
20,000	0.13%, 04/15/2021	20,612
26,000	0.13%, 04/15/2022	25,940
107,770	0.13%, 07/15/2024	108,854
43,043	0.38%, 01/15/2027	42,534
4,000	0.38%, 07/15/2027	3,906
1,000	0.63%, 01/15/2024	1,059
3,410	1.38%, 01/15/2020	3,980

60,000	1.88%, 07/15/2019	71,363
15,000	2.13%, 01/15/2019	17,588

	Total U.S. Treasury Obligations (Cost $375,669)	374,800

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
17,632	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) † (Cost $17,640)	17,633

	Total Investments — 100.3% (Cost $1,456,343)	1,445,442
	Liabilities in Excess of Other Assets — (0.3)%	(4,466)

	NET ASSETS — 100.0%	$1,440,976

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of February 28, 2018:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
CPI-U at termination	1.44 at termination	Receive	Morgan Stanley	09/17/2020	USD	93,000	2,233
CPI-U at termination	1.53 at termination	Receive	Deutsche Bank AG	10/13/2020	USD	18,000	387
CPI-U at termination	1.57 at termination	Receive	Deutsche Bank AG	01/30/2020	USD	35,000	293
CPI-U at termination	1.59 at termination	Receive	Citibank, NA	06/24/2021	USD	15,000	480
CPI-U at termination	1.75 at termination	Receive	Deutsche Bank AG	04/02/2020	USD	32,000	418
CPI-U at termination	1.82 at termination	Receive	Barclays Bank plc	11/08/2021	USD	25,000	507
CPI-U at termination	1.82 at termination	Receive	Deutsche Bank AG	11/08/2021	USD	25,000	507
CPI-U at termination	1.87 at termination	Receive	Citibank, NA	10/24/2021	USD	25,000	455
CPI-U at termination	1.89 at termination	Receive	BNP Paribas	08/31/2022	USD	75,000	1,528
CPI-U at termination	2.00 at termination	Receive	Deutsche Bank AG	10/13/2045	USD	3,000	254
CPI-U at termination	2.02 at termination	Receive	Barclays Bank plc	01/15/2022	USD	39,000	263
CPI-U at termination	2.06 at termination	Receive	Morgan Stanley	11/13/2022	USD	9,000	97
CPI-U at termination	2.08 at termination	Receive	BNP Paribas	11/13/2022	USD	13,000	133
CPI-U at termination	2.14 at termination	Receive	Barclays Bank plc	03/02/2020	USD	36,000	— (h)
CPI-U at termination	2.14 at termination	Receive	Citibank, NA	03/02/2020	USD	136,000	— (h)
CPI-U at termination	2.13 at termination	Receive	Union Bank of Switzerland AG	03/02/2020	USD	50,000	— (h)
CPI-U at termination	2.17 at termination	Receive	BNP Paribas	04/04/2024	USD	12,400	30
CPI-U at termination	2.18 at termination	Receive	Barclays Bank plc	10/16/2027	USD	30,000	505
CPI-U at termination	2.26 at termination	Receive	Barclays Bank plc	12/06/2047	USD	8,800	260

							8,350

CPI-U at termination	2.27 at termination	Receive	BNP Paribas	02/06/2024	USD	25,000	(34)
CPI-U at termination	2.32 at termination	Receive	Credit Suisse International	07/15/2020	USD	50,000	(2,384)
CPI-U at termination	2.34 at termination	Receive	Bank of America NA	02/06/2028	USD	25,000	(100)
CPI-U at termination	2.42 at termination	Receive	Deutsche Bank AG	12/15/2024	USD	42,000	(189)
CPI-U at termination	2.44 at termination	Receive	Barclays Bank plc	05/15/2024	USD	5,000	(277)
CPI-U at termination	2.46 at termination	Receive	Citibank, NA	05/21/2024	USD	13,000	(750)
CPI-U at termination	2.48 at termination	Receive	Citibank, NA	09/02/2024	USD	3,000	(181)
CPI-U at termination	2.48 at termination	Receive	Deutsche Bank AG	02/21/2024	USD	10,000	(588)
CPI-U at termination	2.48 at termination	Receive	Royal Bank of Scotland	03/17/2024	USD	2,000	(117)
CPI-U at termination	2.50 at termination	Receive	Deutsche Bank AG	03/06/2018	USD	49,000	(2,806)
CPI-U at termination	2.50 at termination	Receive	Morgan Stanley	02/04/2024	USD	15,000	(915)
CPI-U at termination	2.62 at termination	Receive	Citibank, NA	10/07/2024	USD	10,000	(144)
CPI-U at termination	2.67 at termination	Receive	Morgan Stanley	09/12/2044	USD	2,000	(273)
CPI-U at termination	2.70 at termination	Receive	Barclays Bank plc	09/03/2044	USD	4,000	(584)
CPI-U at termination	2.71 at termination	Receive	Barclays Bank plc	09/02/2044	USD	9,000	(1,329)
CPI-U at termination	2.73 at termination	Receive	Royal Bank of Scotland	02/10/2044	USD	5,000	(782)

							(11,453)

							(3,103)

(a)	Value of floating rate index at February 28, 2018 was 2.50%.

There are no upfront payments (receipts) on the swap contracts listed above.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	191

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

Summary of total swap contracts outstanding as of February 28, 2018:
	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Inflation linked swaps outstanding	—	8,350

Total OTC swap contracts outstanding	—	8,350

Liabilities
OTC Inflation linked swaps outstanding	—	(11,453)

Total OTC swap contracts outstanding	—	(11,453)

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 21.3%
1,105	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.21%, 01/25/2034 (bb)	1,133
225	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, 2.90%,08/25/2033 (z) (bb)	224
	Amortizing Residential Collateral Trust,
82	Series 2002-BC4, Class A, 2.20%, 07/25/2032 (z) (bb)	81
497	Series 2002-BC6, Class M1, 2.75%, 08/25/2032 (z) (bb)	488
2,148	Series 2002-BC9, Class M1, 3.27%, 12/25/2032 (z) (bb)	2,140
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
272	Series 1998-1, Class M1A, 2.05%, 01/25/2028 (z) (bb)	271
395	Series 1998-3, Class M1A, 2.25%, 09/25/2028 (z) (bb)	396
271	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, 4.18%, 12/15/2033 (z) (bb)	271
149	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	148
	B2R Mortgage Trust,
836	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	827
2,222	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	2,219
1,700	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.11%, 01/15/2023 (e)	1,676
318	BCC Funding Corp. X, Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	317
1,958	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, 2.87%, 01/25/2035 (z) (bb)	1,929
671	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, 2.52%, 12/25/2033 (z) (bb)	665
11	BNC Mortgage Loan Trust, Series 2007-2, Class A2, 1.72%, 05/25/2037 (z) (bb)	11
4,034	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, 06/15/2022	3,994
457	California Republic Auto Receivables Trust, Series 2015-3, Class A3, 1.62%, 11/15/2019	457

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	CarMax Auto Owner Trust,
1,278	Series 2015-2, Class A3, 1.37%, 03/16/2020	1,274
3,509	Series 2015-4, Class A3, 1.56%, 11/16/2020	3,493
245	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, 2.47%, 01/25/2032 (z) (bb)	240
1,903	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	1,899
903	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 05/15/2023 (e)	899
3,206	CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	3,199
3,062	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	3,005
	Countrywide Asset-Backed Certificates,
78	Series 2002-1, Class A, 2.18%, 08/25/2032 (z) (bb)	68
113	Series 2003-BC2, Class 2A1, 2.22%, 06/25/2033 (z) (bb)	107
435	Series 2003-BC5, Class M1, 2.67%, 09/25/2033 (z) (bb)	405
213	Series 2004-2, Class M4, 3.12%, 03/25/2034 (z) (bb)	213
82	Series 2004-S1, Class M2, SUB, 5.58%, 02/25/2035 (bb)	82
106	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, 1.81%, 04/15/2030 (z) (bb)	104
	CPS Auto Receivables Trust,
1,473	Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	1,479
4,671	Series 2017-B, Class B, 2.33%, 05/17/2021 (e)	4,640
2,517	Series 2017-D, Class B, 2.43%, 01/18/2022 (e)	2,492
5,489	Credit Acceptance Auto Loan Trust, Series 2017-2A, Class B, 3.02%, 04/15/2026 (e)	5,375
	CWHEQ Revolving Home Equity Loan Trust,
231	Series 2005-E, Class 2A, 1.81%, 11/15/2035 (z) (bb)	213
1,046	Series 2005-M, Class A1, 1.83%, 02/15/2036 (z) (bb)	979
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, 2.02%, 07/15/2021 (z)	10,304

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	193

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Drive Auto Receivables Trust,
2,099	Series 2017-1, Class C, 2.84%, 04/15/2022	2,099
726	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	726
	DT Auto Owner Trust,
34	Series 2016-2A, Class B, 2.92%, 05/15/2020 (e)	33
1,838	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	1,830
1,990	Series 2017-4A, Class B, 2.44%, 01/15/2021 (e)	1,983
	Exeter Automobile Receivables Trust,
641	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	641
5,000	Series 2017-3A, Class B, 2.81%, 09/15/2022 (e)	4,952
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, 2.67%, 04/25/2032 (z) (bb)	88
578	Series 2002-FF4, Class M1, 3.20%, 02/25/2033 (z) (bb)	445
278	Series 2003-FFH1, Class M2, 4.25%, 09/25/2033 (z) (bb)	254
441	Series 2004-FF8, Class M4, 3.23%, 10/25/2034 (z) (bb)	233
2,580	First Investors Auto Owner Trust, Series 2016-2A, Class A2, 1.87%, 11/15/2021 (e)	2,560
504	First NLC Trust, Series 2005-2, Class M1, 2.10%, 09/25/2035 (z) (bb)	507
2,080	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	2,070
	Flagship Credit Auto Trust,
267	Series 2016-2, Class A1, 2.28%, 05/15/2020 (e)	267
2,260	Series 2017-2, Class B, 2.57%, 04/15/2023 (e)	2,234
1,870	Ford Credit Auto Lease Trust, Series 2017-B, Class A4, 2.17%, 02/15/2021	1,851
	Ford Credit Auto Owner Trust,
612	Series 2015-B, Class A3, 1.16%, 11/15/2019	611
1,347	Series 2016-B, Class A3, 1.33%, 10/15/2020	1,338
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, 2.36%, 07/25/2035 (z) (bb)	3,580
4,805	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022 (e)	4,792

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	GM Financial Automobile Leasing Trust,
113	Series 2015-2, Class A3, 1.68%, 12/20/2018	113
1,666	Series 2018-1, Class A4, 2.68%, 12/20/2021	1,660
3,600	Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053 (e)	3,521
96	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, 1.77%, 09/15/2030 (z) (bb)	82
838	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.30%, 03/16/2020	837
3,163	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	3,197
2,601	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.29%, 10/25/2023 (e)	2,575
25	Home Loan Trust, Series 2001-HI4, Class A7, SUB, 7.24%, 10/25/2026 (bb)	25
52	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, 1.94%, 12/25/2024 (z) (bb)	49
3,600	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	3,660
12	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.00%, 05/25/2028 (bb)	3
	Lendmark Funding Trust,
2,174	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	2,163
1,735	Series 2017-2A, Class A, 2.80%, 05/20/2026 (e)	1,726
149	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, 2.67%, 02/25/2034 (z) (bb)	148
2,745	Marlette Funding Trust, Series 2017-2A, Class A, 2.39%, 07/15/2024 (e)	2,744
7,500	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M5, 2.60%, 04/25/2035 (z) (bb)	7,573
	Nationstar HECM Loan Trust,
694	Series 2017-1A, Class A, 1.97%, 05/25/2027 (e)	692
1,567	Series 2017-2A, Class A1, 2.04%, 09/25/2027 (e) (z)	1,561
262	New Century Home Equity Loan Trust, Series 2003-5, Class AII, 2.42%, 11/25/2033 (z) (bb)	212

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,612	Nissan Auto Lease Trust, Series 2017-B, Class A4, 2.17%, 12/15/2021	1,595
2,009	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	2,011
	OneMain Direct Auto Receivables Trust,
382	Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	382
5,152	Series 2017-2A, Class B, 2.55%, 11/14/2023 (e)	5,100
	OneMain Financial Issuance Trust,
2,532	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	2,541
1,133	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	1,133
2,750	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	2,715
2,130	Oportun Funding VII LLC, Series 2017-B, Class A, 3.22%, 10/10/2023 (e)	2,100
23	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 2.57%, 02/25/2035 (z) (bb)	24
	Progress Residential Trust,
3,239	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	3,223
5,466	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	5,451
998	Series 2017-SFR1, Class A, 2.77%, 08/17/2034 (e)	982
2,795	Series 2018-SFR1, Class A, 3.26%, 03/17/2035 (e)	2,781
2,121	Prosper Marketplace Issuance Trust, Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	2,116
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.51%, 06/25/2033 (bb)	466
	SoFi Consumer Loan Program LLC,
1,584	Series 2016-1, Class A, 3.26%, 08/25/2025 (e)	1,585
1,042	Series 2016-3, Class A, 3.05%, 12/26/2025 (e)	1,042
1,003	Series 2017-1, Class A, 3.28%, 01/26/2026 (e)	1,007
1,092	Series 2017-3, Class A, 2.77%, 05/25/2026 (e)	1,086
1,458	Series 2017-4, Class A, 2.50%, 05/26/2026 (e)	1,444
3,445	Series 2017-5, Class A2, 2.78%, 09/25/2026 (e)	3,393

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	SoFi Professional Loan Program LLC,
962	Series 2013-A, Class A, 3.75%, 12/25/2029 (e)	966
294	Series 2014-B, Class A1, 2.87%, 08/25/2032 (e) (z)	298
694	Series 2015-A, Class A1, 2.82%, 03/25/2033 (e) (z)	702
1,310	Series 2015-B, Class A1, 2.67%, 04/25/2035 (e) (z)	1,330
996	Series 2015-C, Class A1, 2.67%, 08/27/2035 (e) (z)	1,007
1,657	Series 2016-B, Class A1, 2.82%, 06/25/2033 (e) (z)	1,685
2,867	Series 2017-E, Class A1, 2.12%, 11/26/2040 (e) (z)	2,876
919	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	919
82	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, 2.32%, 04/25/2033 (z) (bb)	81
3,077	Synchrony Credit Card Master Note Trust, Series 2017-2, Class A, 2.62%, 10/15/2025	3,019
3,103	Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/2019 (e)	3,100
4,445	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	4,341
2,925	U.S. Residential Opportunity Fund II Trust, Series 2017-1II, Class A, SUB, 3.35%, 11/27/2037 (e) (bb)	2,904
	U.S. Residential Opportunity Fund IV Trust,
2,885	Series 2017-1IV, Class A, SUB, 3.35%, 11/27/2037 (e) (bb)	2,862
2,889	Series 2017-1III, Class A, SUB, 3.35%, 11/27/2037 (e) (bb)	2,879
3,500	Verizon Owner Trust, Series 2017-3A, Class A1B, 1.86%, 04/20/2022 (e) (z)	3,507
677	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	678
1,296	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	1,292
1,199	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.37%, 04/25/2047 (e) (bb)	1,198
997	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 06/25/2047 (e) (bb)	991
6,283	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.37%, 10/25/2047 (e)	6,274
909	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	911

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	195

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,827		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	2,827
2,754		Westgate Resorts LLC, Series 2016-1A, Class A, 3.50%, 12/20/2028 (e)	2,753

		Total Asset-Backed Securities (Cost $216,326)	214,929

Collateralized Mortgage Obligations — 48.8%
		Alternative Loan Trust,
447		Series 2004-33, Class 3A3, 3.45%, 12/25/2034 (z)	444
10		Series 2004-J4, Class 1A6, SUB, 5.40%, 06/25/2034	10
		Banc of America Funding Trust,
196		Series 2005-E, Class 5A1, 3.75%, 05/20/2035 (z)	196
296		Series 2006-1, Class 2A1, 5.50%, 01/25/2036	289
		Banc of America Mortgage Trust,
416		Series 2004-D, Class 2A2, 3.68%, 05/25/2034 (z)	419
75		Series 2005-A, Class 3A1, 3.85%, 02/25/2035 (z)	75
383		Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, 2.63%, 11/25/2034 (z) (bb)	106
		CHL Mortgage Pass-Through Trust,
55		Series 2004-HYB8, Class 1A1, 2.30%, 01/20/2035 (z)	52
125		Series 2005-1, Class 1A2, 2.32%, 03/25/2035 (z)	10
—	(h)	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/2018 (bb)	—	(h)
		Credit Suisse First Boston Mortgage Securities Corp.,
719		Series 2004-5, Class 4A1, 6.00%, 09/25/2034	731
79		Series 2005-5, Class 1A1, 5.00%, 07/25/2020	79
719		CSFB Mortgage-Backed Pass-Through, Series 2003-AR24, Class 2A4, 3.64%, 10/25/2033 (z)	717
203		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, 5.71%, 02/25/2020 (z)	204
76		FHLMC - GNMA, Series 1, Class S, IF, IO, 7.34%, 10/25/2022 (z)	5
		FHLMC REMIC,
1		Series 1071, Class F, 2.54%, 04/15/2021 (z)	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

7		Series 1343, Class LA, 8.00%, 08/15/2022	7
6		Series 1370, Class JA, 2.74%, 09/15/2022 (z)	6
5		Series 1379, Class W, 2.67%, 10/15/2022 (z)	5
1		Series 1508, Class KA, 1.35%, 05/15/2023 (z)	1
95		Series 1689, Class M, PO, 03/15/2024	89
51		Series 1771, Class PK, 8.00%, 02/15/2025	56
85		Series 1974, Class ZA, 7.00%, 07/15/2027	93
15		Series 1981, Class Z, 6.00%, 05/15/2027	16
50		Series 2033, Class PR, PO, 03/15/2024	47
2		Series 2261, Class ZY, 7.50%, 10/15/2030	1
—	(h)	Series 2289, Class NA, 10.18%, 05/15/2020 (z)	—	(h)
28		Series 2338, Class FN, 2.09%, 08/15/2028 (z)	28
56		Series 2416, Class SA, IF, 12.54%, 02/15/2032 (z)	69
47		Series 2416, Class SH, IF, 12.82%, 02/17/2032 (z)	56
10		Series 2477, Class FZ, 2.14%, 06/15/2031 (z)	10
292		Series 3085, Class VS, HB, IF, 22.37%, 12/15/2035 (z)	444
357		Series 3300, Class FA, 1.89%, 08/15/2035 (z)	356
1,017		Series 3737, Class DG, 5.00%, 10/15/2030	1,079
1,053		Series 3832, Class PL, 5.00%, 08/15/2039	1,083
410		Series 3841, Class JF, 1.99%, 10/15/2038 (z)	412
3,660		Series 3860, Class FP, 1.99%, 06/15/2040 (z)	3,673
1,126		Series 3952, Class MA, 3.00%, 11/15/2021	1,129
6,011		Series 4074, Class FE, 1.99%, 07/15/2042 (z)	6,010
4,764		Series 4111, Class FA, 1.94%, 08/15/2039 (z)	4,770
3,519		Series 4120, Class KI, IO, 3.00%, 10/15/2032	330
11,412		Series 4150, Class F, 1.96%, 01/15/2043 (z)	11,367
12,735		Series 4150, Class GE, 2.00%, 01/15/2033	12,247
8,482		Series 4161, Class YF, 1.96%, 02/15/2043 (z)	8,421
4,358		Series 4206, Class DA, 2.00%, 05/15/2033	4,174
8,979		Series 4281, Class FB, 2.14%, 12/15/2043 (z)	8,939

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
10,050		Series 4350, Class AF, 1.92%, 12/15/2037 (z)	9,939
9,004		Series 4350, Class FK, 1.92%, 06/15/2038 (z)	8,955
1,320		Series 4350, Class KF, 1.92%, 01/15/2039 (z)	1,301
9,260		Series 4363, Class FA, 1.94%, 09/15/2041 (z)	9,155
7,079		Series 4413, Class WF, 1.92%, 10/15/2041 (z)	7,021
10,178		Series 4448, Class TF, 1.89%, 05/15/2040 (z)	10,104
20,464		Series 4457, Class KF, 1.92%, 10/15/2040 (z)	20,385
9,769		Series 4480, Class FM, 1.92%, 06/15/2040 (z)	9,764
6,142		Series 4515, Class FA, 1.94%, 08/15/2038 (z)	6,126
5,237		Series 4559, Class AF, 2.07%, 03/15/2042 (z)	5,236
4,649		Series 4594, Class GN, 2.50%, 02/15/2045	4,534
11,579		Series 4606, Class FL, 2.09%, 12/15/2044 (z)	11,682
14,676		FHLMC STRIPS, Series 328, Class S4, IF, IO, 1.70%, 02/15/2038 (z)	966
971		FHLMC Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, 5.02%, 07/25/2023 (z) (bb)	979
		FHLMC Structured Pass-Through Securities Certificates,
58		Series T-51, Class 1APO, PO, 09/25/2042	50
2,266		Series T-54, Class 4A, 3.61%, 02/25/2043 (z)	2,273
128		First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.25%, 12/25/2020	123
497		First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, 3.71%, 12/25/2034 (z)	500
		FNMA Grantor Trust,
335		Series 2001-T8, Class A1, 7.50%, 07/25/2041	380
1,047		Series 2002-T6, Class A4, 4.01%, 03/25/2041 (z)	1,073
		FNMA REMIC,
—	(h)	Series 1988-15, Class B, 2.17%, 06/25/2018 (z)	—	(h)
—	(h)	Series 1989-77, Class J, 8.75%, 11/25/2019	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	Series 1989-89, Class H, 9.00%, 11/25/2019	—	(h)
10		Series 1990-64, Class Z, 10.00%, 06/25/2020	10
10		Series 1990-145, Class A, 2.12%, 12/25/2020 (z)	10
32		Series 1991-142, Class PL, 8.00%, 10/25/2021	34
27		Series 1991-156, Class F, 2.92%, 11/25/2021 (z)	27
—	(h)	Series 1992-91, Class SQ, HB, IF, 7,889.30%, 05/25/2022 (z)	2
50		Series 1992-112, Class GB, 7.00%, 07/25/2022	53
2		Series 1992-154, Class SA, IF, IO, 5.40%, 08/25/2022 (z)	—	(h)
22		Series 1992-200, Class FK, 2.05%, 11/25/2022 (z)	23
25		Series 1993-27, Class S, IF, 7.32%, 02/25/2023 (z)	27
54		Series 1993-110, Class H, 6.50%, 05/25/2023	58
6		Series 1993-119, Class H, 6.50%, 07/25/2023	6
51		Series 1993-146, Class E, PO, 05/25/2023	48
24		Series 1993-165, Class FH, 2.77%, 09/25/2023 (z)	25
121		Series 1993-179, Class FM, 2.00%, 10/25/2023 (z)	124
27		Series 1997-74, Class E, 7.50%, 10/20/2027	31
182		Series 2001-9, Class F, 1.84%, 02/17/2031 (z)	183
63		Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	14
—	(h)	Series 2003-17, Class FN, 1.92%, 03/25/2018 (z)	—	(h)
20		Series 2003-21, Class FK, 2.02%, 03/25/2033 (z)	20
560		Series 2004-17, Class BF, 1.97%, 01/25/2034 (z)	561
816		Series 2006-3, Class SB, IF, IO, 5.08%, 07/25/2035 (z)	85
546		Series 2006-16, Class HZ, 5.50%, 03/25/2036	584
1,880		Series 2006-124, Class FC, 1.97%, 01/25/2037 (z)	1,872
2,886		Series 2012-38, Class PA, 2.00%, 09/25/2041	2,743

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	197

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
4,773		Series 2012-93, Class ME, 2.50%, 01/25/2042	4,661
3,469		Series 2012-114, Class VE, 3.50%, 10/25/2025	3,493
10,581		Series 2012-119, Class FB, 1.97%, 11/25/2042 (z)	10,518
2,097		Series 2013-6, Class FL, 2.02%, 02/25/2043 (z)	2,105
4,107		Series 2013-15, Class DC, 2.00%, 03/25/2033	3,921
4,481		Series 2013-23, Class KJ, 2.25%, 05/25/2042	4,296
3,844		Series 2013-26, Class AV, 3.50%, 04/25/2026	3,857
2,566		Series 2013-43, Class YH, 2.50%, 05/25/2033	2,508
8,315		Series 2013-54, Class HF, 1.82%, 10/25/2041 (z)	8,318
486		Series 2014-49, Class AF, 1.89%, 08/25/2044 (z)	485
5,609		Series 2014-66, Class WF, 1.92%, 10/25/2054 (z)	5,591
12,797		Series 2015-42, Class BF, 1.88%, 06/25/2045 (z)	12,787
10,898		Series 2015-91, Class AF, 1.94%, 12/25/2045 (z)	10,831
18,223		Series 2016-25, Class LA, 3.00%, 07/25/2045	18,098
6,562		Series 2016-33, Class JA, 3.00%, 07/25/2045	6,503
4,876		Series 2017-104, Class LA, 3.00%, 11/25/2047	4,825
5,106		Series 2017-108, Class PA, 3.00%, 06/25/2047	5,052
—	(h)	Series G92-44, Class ZQ, 8.00%, 07/25/2022	—	(h)
344		Series G94-9, Class PJ, 6.50%, 08/17/2024	369
		FNMA REMIC Trust,
232		Series 2003-W1, Class 2A, 6.04%, 12/25/2042 (z)	256
1,003		Series 2003-W4, Class 5A, 3.64%, 10/25/2042 (z)	1,014
1,171		Series 2003-W15, Class 3A, 4.05%, 12/25/2042 (z)	1,251
597		Series 2009-W1, Class A, 6.00%, 12/25/2049	662
		FNMA STRIPS,
25		Series 343, Class 23, IO, 4.00%, 10/25/2018	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

34	Series 343, Class 27, HB, IO, 4.50%, 01/25/2019	—	(h)
399	FNMA Trust, Series 2004-W2, Class 4A, 3.49%, 02/25/2044 (z)	412
	FNMA, Connecticut Avenue Securities,
561	Series 2013-C01, Class M1, 3.62%, 10/25/2023 (z)	564
816	Series 2014-C01, Class M1, 3.22%, 01/25/2024 (z) (bb)	822
2,207	Series 2014-C02, Class 1M1, 2.57%, 05/25/2024 (z) (bb)	2,215
3,247	Series 2017-C01, Class 1M1, 2.92%, 07/25/2029 (z)	3,277
	GNMA,
8	Series 2000-35, Class F, 2.14%, 12/16/2025 (z)	8
124	Series 2002-31, Class FC, 1.87%, 09/26/2021 (z)	124
3,138	Series 2010-166, Class GP, 3.00%, 04/20/2039	3,138
5,800	Series 2012-61, Class FM, 1.99%, 05/16/2042 (z)	5,820
3,042	Series 2012-H21, Class FA, 2.06%, 07/20/2062 (z)	3,051
15,344	Series 2013-H16, Class FA, 2.10%, 07/20/2063 (z)	15,394
16,040	Series 2014-H07, Class FC, 2.16%, 05/20/2064 (z)	16,172
5,056	Series 2014-H11, Class JA, 2.06%, 06/20/2064 (z)	5,074
13,444	Series 2014-H17, Class FM, 1.86%, 08/20/2064 (z)	13,482
7,320	Series 2015-H03, Class FD, 2.20%, 01/20/2065 (z)	7,356
14,783	Series 2015-H04, Class FL, 2.03%, 02/20/2065 (z)	14,813
7,964	Series 2015-H12, Class FA, 2.04%, 05/20/2065 (z)	7,987
17,136	Series 2015-H12, Class FJ, 1.99%, 05/20/2065 (z)	17,141
20,269	Series 2015-H14, Class FB, 1.99%, 05/20/2065 (z)	20,276
14,105	Series 2015-H19, Class FN, 2.00%, 07/20/2065 (z)	14,123
17,658	Series 2015-H23, Class TA, 2.03%, 09/20/2065 (z)	17,704
754	GSAA Trust, Series 2004-CW1, Class 1A1, 5.50%, 04/01/2034	777
321	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.50%, 09/25/2034	325

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Impac CMB Trust,
13	Series 2004-3, Class 3A, 2.26%, 03/25/2034 (z)	13
202	Series 2004-6, Class 1A2, 2.40%, 10/25/2034 (z)	198
1,034	Series 2005-5, Class A1, 2.26%, 08/25/2035 (z)	961
600	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, 3.66%, 03/25/2037 (z)	581
104	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, 3.14%, 10/25/2033 (z)	105
	MASTR Adjustable Rate Mortgages Trust,
206	Series 2003-5, Class 5A1, 3.25%, 10/25/2033 (z)	209
247	Series 2004-13, Class 2A1, 3.62%, 04/21/2034 (z)	253
829	Series 2004-13, Class 3A7B, 3.88%, 11/21/2034 (z)	847
98	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, 2.02%, 02/25/2033 (z)	94
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
274	Series 2001-TBC1, Class B1, 2.47%, 11/15/2031 (z) (bb)	253
72	Series 2002-TBC1, Class B1, 2.59%, 09/15/2030 (z) (bb)	66
36	Series 2002-TBC1, Class B2, 2.99%, 09/15/2030 (z) (bb)	34
	Merrill Lynch Mortgage Investors Trust,
292	Series 2004-1, Class 2A3, 3.30%, 12/25/2034 (z)	293
367	Series 2004-D, Class A1, 2.28%, 09/25/2029 (z)	367
2,356	Metlife Securitization Trust, Series 2017-1A, Class A, 3.00%, 04/25/2055 (e) (z)	2,339
3	ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	3
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
216	Series 2003-HYB1, Class A4, 2.85%, 03/25/2033 (z)	200
132	Series 2003-HYB1, Class B1, 2.85%, 03/25/2033 (z) (bb)	85
	Morgan Stanley Mortgage Loan Trust,
1,929	Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	2,032
248	Series 2004-5AR, Class 3A3, 3.38%, 07/25/2034 (z)	229

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,396	Series 2004-5AR, Class 3A5, 3.38%, 07/25/2034 (z)	1,393
568	Series 2004-11AR, Class 1A2A, 1.93%, 01/25/2035 (z)	553
164	MRFC Mortgage Pass-Through Trust, Series 2002-TBC2, Class B1, 2.44%, 08/15/2032 (z) (bb)	136
1,122	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, 2.07%, 02/25/2035 (e) (z)	955
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
352	Series 2003-A3, Class A1, SUB, 5.50%, 08/25/2033	359
11	Series 2004-AR1, Class 5A1, 2.38%, 08/25/2034 (z)	11
562	Prime Mortgage Trust, Series 2005-2, Class 2A1, 6.37%, 10/25/2032 (z)	576
792	RAITF, Series 2017-FL7, 2.54%, 06/15/2037 (z)	793
33	RALI Trust, Series 2003-QS16, Class A1, 5.00%, 08/25/2018	34
	RFMSI Trust,
2,075	Series 2005-SA2, Class 2A2, 3.79%, 06/25/2035 (z)	1,982
587	Series 2006-SA4, Class 2A1, 4.72%, 11/25/2036 (z)	558
45	Sequoia Mortgage Trust, Series 11, Class A, 2.49%, 12/20/2032 (z)	43
147	Series 2003-3, Class A2, 2.48%, 07/20/2033 (z)	141
1,141	Series 2004-11, Class A2, 2.27%, 12/20/2034 (z)	1,103
101	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, 2.29%, 03/19/2034 (z)	100
712	Structured Asset Mortgage Investments Trust, Series 2002-AR2, Class A3, 2.34%, 07/19/2032 (z)	587
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,620	Series 2003-24A, Class 2A, 3.48%, 07/25/2033 (z)	1,621
1,262	Series 2003-29, Class 3A1, 4.84%, 09/25/2033 (z)	1,262
652	Series 2003-40A, Class 4A, 3.51%, 01/25/2034 (z)	635
2,934	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, 3.13%, 12/25/2044 (z)	2,890

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	199

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	WaMu Mortgage Pass-Through Certificates Trust,
1,066	Series 2004-AR3, Class A1, 3.22%, 06/25/2034 (z)	1,087
535	Series 2004-AR11, Class A, 3.28%, 10/25/2034 (z)	536
	Wells Fargo Mortgage-Backed Securities Trust,
248	Series 2003-K, Class 1A2, 3.56%, 11/25/2033 (z)	252
317	Series 2005-AR16, Class 3A2, 3.68%, 03/25/2035 (z)	320
49	Series 2006-17, Class A1, 5.50%, 11/25/2021	49
72	Series 2007-3, Class 3A1, 5.50%, 04/25/2022	73

	Total Collateralized Mortgage Obligations (Cost $496,963)	494,009

Commercial Mortgage-Backed Securities — 3.3%
	A10 Term Asset Financing LLC,
829	Series 2016-1, Class A1, 2.42%, 03/15/2035 (e)	828
1,917	Series 2017-1A, Class A2, 2.65%, 03/15/2036 (e)	1,891
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 2.64%, 09/15/2026 (e) (z)	2,901
	Bayview Commercial Asset Trust,
278	Series 2004-3, Class A2, 2.04%, 01/25/2035 (e) (z)	275
963	Series 2005-2A, Class A2, 1.97%, 08/25/2035 (e) (z)	916
192	Series 2005-2A, Class M1, 2.05%, 08/25/2035 (e) (z) (bb)	183
957	Series 2007-3, Class A2, 1.91%, 07/25/2037 (e) (z)	893
2,416	BBCMS Trust, Series 2015-VFM, Class A1, 2.47%, 03/10/2036 (e)	2,295
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 3.53%, 07/05/2033 (e) (z) (bb)	6,018
3,291	BXMT Ltd., Series 2017-FL1, Class A, 2.46%, 06/15/2035 (e) (z)	3,294
3,323	Chicago Skyscraper Trust, Series 2017-SKY, Class A, 2.39%, 02/15/2030 (e) (z)	3,323
	Commercial Mortgage Trust,
1,319	Series 2014-PAT, Class A, 2.38%, 08/13/2027 (e) (z)	1,319
3,774	Series 2014-TWC, Class A, 2.43%, 02/13/2032 (e) (z)	3,776
4,417	FNMA ACES, Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,343

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	1,150

	Total Commercial Mortgage-Backed Securities (Cost $33,814)	33,405

Corporate Bonds — 14.9%
	Consumer Discretionary — 0.8%
	Automobiles — 0.3%
3,000	Nissan Motor Acceptance Corp., (ICE LIBOR USD 3 Month + 0.52%), 2.08%, 09/13/2019 (e) (aa)	3,011

	Media — 0.5%
984	Discovery Communications LLC, 2.20%, 09/20/2019	974
4,000	Walt Disney Co. (The), (ICE LIBOR USD 3 Month + 0.31%), 2.29%, 05/30/2019 (aa)	4,012

		4,986

	Total Consumer Discretionary	7,997

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
3,000	BP Capital Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.63%), 2.30%, 09/26/2018 (aa)	3,010
1,810	Buckeye Partners LP, 4.88%, 02/01/2021	1,875
2,882	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	2,853
1,525	ONEOK Partners LP, 3.20%, 09/15/2018	1,531
1,628	Plains All American Pipeline LP, 2.60%, 12/15/2019	1,611
684	Spectra Energy Partners LP, 2.95%, 09/25/2018	686
3,000	Statoil ASA, (Norway), (ICE LIBOR USD 3 Month + 0.46%), 2.25%, 11/08/2018 (aa)	3,008

	Total Energy	14,574

	Financials — 9.7%
	Banks — 4.3%
	Bank of America Corp.,
1,724	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	1,687
289	Series L, 2.60%, 01/15/2019	289
5,000	Bank of Montreal, (Canada), 1.35%, 08/28/2018	4,978
3,169	Barclays plc, (United Kingdom), 2.88%, 06/08/2020	3,140
3,000	BB&T Corp., (ICE LIBOR USD 3 Month + 0.66%), 2.43%, 02/01/2019 (aa)	3,014
923	BNP Paribas, (France), 2.70%, 08/20/2018	925

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Citigroup, Inc.,
3,000	(ICE LIBOR USD 3 Month + 0.79%), 2.50%, 01/10/2020 (aa)	3,025
4,000	(ICE LIBOR USD 3 Month + 1.07%), 2.59%, 12/08/2021 (aa)	4,071
964	Discover Bank, 2.60%, 11/13/2018	965
3,000	Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 1.06%), 2.62%, 09/13/2021 (aa)	3,048
	Mizuho Financial Group, Inc., (Japan),
3,000	(ICE LIBOR USD 3 Month + 1.14%), 2.70%, 09/13/2021 (aa)	3,050
4,000	(ICE LIBOR USD 3 Month + 0.94%), 2.92%, 02/28/2022 (aa)	4,038
3,000	Royal Bank of Canada, (Canada), (ICE LIBOR USD 3 Month + 0.45%), 2.16%, 01/10/2019 (aa)	3,007
3,000	Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.97%), 2.67%, 01/11/2022 (aa)	3,029
967	SunTrust Banks, Inc., 2.35%, 11/01/2018	966
4,000	US Bank NA, (ICE LIBOR USD 3 Month + 0.32%), 2.06%, 01/24/2020 (aa)	4,005

		43,237

	Capital Markets — 0.8%
172	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	171
1,000	Goldman Sachs Group, Inc. (The), 2.63%, 04/25/2021	983
3,000	(ICE LIBOR USD 3 Month + 1.10%), 2.94%, 11/15/2018 (aa)	3,018
	Morgan Stanley,
1,482	2.50%, 01/24/2019	1,480
2,925	2.50%, 04/21/2021	2,873

		8,525

	Consumer Finance — 3.3%
3,000	American Express Credit Corp., (ICE LIBOR USD 3 Month + 0.55%), 2.15%, 03/18/2019 (aa)	3,011
3,000	American Honda Finance Corp., (ICE LIBOR USD 3 Month + 0.61%), 2.15%, 09/09/2021 (aa)	3,037
5,000	Capital One Financial Corp., (ICE LIBOR USD 3 Month + 0.45%), 2.22%, 10/30/2020 (aa)	4,992
3,000	Caterpillar Financial Services Corp., (ICE LIBOR USD 3 Month + 0.51%), 2.22%, 01/10/2020 (aa)	3,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	Ford Motor Credit Co. LLC,
3,000	(ICE LIBOR USD 3 Month + 1.00%), 2.70%, 01/09/2020 (aa)	3,034
4,000	Series 1, (ICE LIBOR USD 3 Month + 0.83%), 2.38%, 03/12/2019 (aa)	4,019
4,000	General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 1.55%), 3.27%, 01/14/2022 (aa)	4,100
4,000	HSBC USA, Inc., (ICE LIBOR USD 3 Month + 0.88%), 2.55%, 09/24/2018 (aa)	4,017
4,000	Toyota Motor Credit Corp., (ICE LIBOR USD 3 Month + 0.69%), 2.39%, 01/11/2022 (aa)	4,061

		33,290

	Diversified Financial Services — 0.9%
5,000	Federation des Caisses Desjardins du Quebec, (Canada), (ICE LIBOR USD 3 Month + 0.33%), 2.10%, 10/30/2020 (e) (aa)	5,007
4,000	Shell International Finance BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.45%), 2.26%, 05/11/2020 (aa)	4,032

		9,039

	Insurance — 0.4%
880	Chubb INA Holdings, Inc., 2.30%, 11/03/2020	870
1,982	Jackson National Life Global Funding, 1.88%, 10/15/2018 (e)	1,976
1,234	New York Life Global Funding, 2.00%, 04/13/2021 (e)	1,201

		4,047

	Total Financials	98,138

	Health Care — 0.6%
	Health Care Equipment & Supplies — 0.6%
5,000	Abbott Laboratories, 2.35%, 11/22/2019	4,974
857	Medtronic, Inc., 1.50%, 03/15/2018	857

	Total Health Care	5,831

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.50%, 05/11/2020	2,194

	Information Technology — 1.7%
	IT Services — 0.3%
3,700	Western Union Co. (The), 3.60%, 03/15/2022	3,697

	Semiconductors & Semiconductor Equipment — 0.9%
2,064	Broadcom Corp., 2.38%, 01/15/2020	2,039
4,400	QUALCOMM, Inc., (ICE LIBOR USD 3 Month + 0.45%), 2.33%, 05/20/2020 (aa)	4,403

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	201

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
2,753	Texas Instruments, Inc., 1.75%, 05/01/2020	2,705

		9,147

	Software — 0.3%
3,000	Oracle Corp., (ICE LIBOR USD 3 Month + 0.58%), 2.30%, 01/15/2019 (aa)	3,013

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., (ICE LIBOR USD 3 Month + 0.25%), 2.04%, 05/03/2018 (aa)	1,794

	Total Information Technology	17,651

	Materials — 0.3%
	Chemicals — 0.3%
2,559	Mosaic Co. (The), 3.25%, 11/15/2022	2,510

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.45%, 06/30/2020	1,300

	Utilities — 0.1%
	Independent Power and Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.95%, 01/15/2020	870

	Total Corporate Bonds (Cost $150,711)	151,065

Mortgage-Backed Securities — 4.6%
	FHLMC,
8	ARM, 2.59%, 12/01/2021 (z)	8
154	ARM, 3.11%, 01/01/2023 (z)	160
171	ARM, 3.21%, 07/01/2030 (z)	178
32	ARM, 3.22%, 01/01/2023 (z)	32
36	ARM, 3.28%, 01/01/2027 (z)	37
4	ARM, 3.30%, 06/01/2022 (z)	4
29	ARM, 3.31%, 07/01/2028 (z)	29
75	ARM, 3.36%, 12/01/2027 (z)	77
8	ARM, 3.37%, 06/01/2026 (z)	9
125	ARM, 3.37%, 08/01/2027 (z)	129
2	ARM, 3.39%, 07/01/2019 (z)	2
14	ARM, 3.40%, 04/01/2030 (z)	15
147	ARM, 3.41%, 12/01/2026 (z)	151
18	ARM, 3.41%, 11/01/2027 (z)	19
13	ARM, 3.41%, 10/01/2029 (z)	14
168	ARM, 3.41%, 04/01/2032 (z)	173
19	ARM, 3.45%, 12/01/2026 (z)	20
4	ARM, 3.50%, 12/01/2029 (z)	5
14	ARM, 3.55%, 01/01/2030 (z)	15
21	ARM, 3.58%, 02/01/2023 (z)	22

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

7		ARM, 3.77%, 06/01/2025 (z)	7
		FHLMC Gold Pools, 30 Year, Single Family,
3		7.50%, 05/01/2028	3
14		8.50%, 07/01/2028	16
8		9.00%, 02/01/2025	9
4,648		FHLMC Gold Pools, Other, 3.00%, 08/01/2028	4,647
		FNMA,
5,596		ARM, 2.37%, 12/01/2025 (z)	5,582
—	(h)	ARM, 2.52%, 11/01/2018 (z)	—	(h)
—	(h)	ARM, 2.88%, 06/01/2018 (z)	—	(h)
28		ARM, 2.90%, 05/01/2030 (z)	28
3		ARM, 2.92%, 12/01/2020 (z)	3
1		ARM, 2.94%, 04/01/2021 (z)	1
11		ARM, 2.95%, 04/01/2024 (z)	11
38		ARM, 3.08%, 11/01/2030 (z)	38
1		ARM, 3.19%, 05/01/2018 (z)	1
2		ARM, 3.20%, 11/01/2021 (z)	2
334		ARM, 3.23%, 05/01/2033 (z)	356
27		ARM, 3.26%, 12/01/2028 (z)	28
3		ARM, 3.28%, 07/01/2020 (z)	3
9		ARM, 3.40%, 01/01/2031 (z)	10
3		ARM, 3.42%, 09/01/2019 (z)	3
4		ARM, 3.45%, 05/01/2029 (z)	4
11		ARM, 3.45%, 03/01/2038 (z)	11
111		ARM, 3.49%, 02/01/2034 (z)	116
10		ARM, 3.50%, 07/01/2027 (z)	10
4		ARM, 3.54%, 06/01/2026 (z)	4
207		ARM, 3.55%, 01/01/2025 (z)	216
69		ARM, 3.57%, 08/01/2026 (z)	72
120		ARM, 3.57%, 09/01/2033 (z)	124
10		ARM, 3.63%, 11/01/2023 (z)	11
4		ARM, 3.71%, 07/01/2025 (z)	4
24		ARM, 3.79%, 03/01/2029 (z)	24
7		ARM, 6.00%, 01/01/2020 (z)	7
		FNMA, 15 Year, Single Family,
2,050		4.00%, 02/01/2025	2,108
		FNMA, 20 Year, Single Family,
7,639		3.00%, 02/01/2033 - 07/01/2033	7,622
1,525		5.00%, 10/01/2023	1,629
		FNMA, 30 Year, FHA/VA,
13		7.00%, 03/01/2027	13
11		8.00%, 11/01/2027	11
11		8.50%, 10/01/2024	12
		FNMA, 30 Year, Single Family,
16,904		4.00%, 10/01/2042 - 02/01/2045	17,514
2,102		5.00%, 12/01/2039	2,293

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
664	5.50%, 08/01/2040	727
485	6.00%, 04/01/2039	546
79	7.50%, 06/01/2023 - 10/01/2030	81
53	FNMA, Other, 12.00%, 11/01/2030	57
1,160	GNMA I, 15 Year, Single Family, 4.50%, 10/15/2024	1,225
	GNMA I, 30 Year, Single Family,
6	7.00%, 06/15/2024	6
10	8.00%, 10/15/2027	11
4	9.00%, 11/15/2024	4
25	9.50%, 07/15/2025	27
	GNMA II, 30 Year, Single Family,
15	7.25%, 08/20/2022	15
24	7.40%, 02/20/2022 - 03/20/2022	24
5	7.50%, 10/20/2023	5
9	7.85%, 12/20/2021	9
31	8.00%, 07/20/2025 - 08/20/2026	35

	Total Mortgage-Backed Securities (Cost $47,056)	46,424

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 7.2%
	Investment Company — 7.2%
72,649	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $72,666)	72,656

	Total Investments — 100.1% (Cost $1,017,536)	1,012,488
	Liabilities in Excess of Other Assets — (0.1)%	(637)

	NET ASSETS — 100.0%	$1,011,851

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.5%
577	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.80%, 01/25/2034 (bb)	591
	Ajax Mortgage Loan Trust,
2,890	Series 2016-2, Class A, SUB, 4.13%, 10/25/2056 (e) (bb)	2,878
2,070	Series 2017-A, Class A, SUB, 3.47%, 04/25/2057 (e) (bb)	2,058
	American Homes 4 Rent Trust,
3,240	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e) (bb)	3,311
4,085	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	4,357
1,500	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	1,667
5,850	Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (e) (bb)	6,059
1,570	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	1,639
3,650	Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (e) (bb)	3,874
3,172	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	3,566
1,896	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	1,904
4,390	Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (e) (bb)	4,484
3,030	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	3,267
1,921	Series 2015-SFR2, Class A, 3.73%, 10/17/2045 (e) (bb)	1,959
3,100	Series 2015-SFR2, Class D, 5.04%, 10/17/2045 (e) (bb)	3,296
3,600	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	3,996
	Anchor Assets IX LLC,
8,650	Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	8,650
5,725	Series 2016-1, Class B, 6.25%, 02/15/2020 (e) (bb)	5,725
	B2R Mortgage Trust,
4,330	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	4,281
3,555	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	3,551
2,831	Series 2016-1, Class A, 2.57%, 06/15/2049 (e)	2,762
2,000	Series 2016-1, Class B, 3.87%, 06/15/2049 (e) (bb)	1,969

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

966	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	956
66	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.99%, 04/25/2036 (z) (bb)	65
575	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	565
738	CAM Mortgage Trust, Series 2016-2, Class A1, SUB, 3.25%, 06/15/2057 (e) (bb)	742
3,957	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	3,948
	Chase Funding Trust,
1,313	Series 2002-3, Class 1A5, SUB, 5.91%, 06/25/2032 (bb)	1,287
601	Series 2003-4, Class 1A5, SUB, 5.25%, 05/25/2033 (bb)	609
471	Series 2003-6, Class 1A7, SUB, 5.09%, 11/25/2034 (bb)	483
37	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	36
	Citigroup Mortgage Loan Trust, Inc.,
45	Series 2003-HE3, Class A, 2.38%, 12/25/2033 (z)	44
140	Series 2004-HE1, Class A, 1.95%, 09/25/2033 (e) (z) (bb)	140
	Colony American Finance Ltd., (Cayman Islands),
1,446	Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	1,419
2,087	Series 2016-2, Class A, 2.55%, 11/15/2048 (e)	2,038
2,200	CoreVest American Finance Trust, Series 2017-2, Class M, 5.62%, 12/25/2027 (e) (bb)	2,247
	Diamond Resorts Owner Trust,
1,813	Series 2017-1A, Class A, 3.27%, 10/22/2029 (e)	1,777
1,236	Series 2017-1A, Class B, 4.11%, 10/22/2029 (e) (bb)	1,212
	FirstKey Lending Trust,
5,198	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	5,173
1,442	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	1,438
109	FNMA REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.61%, 01/25/2032	114
2,239	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e) (bb)	2,243

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
668	Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	658
2,415	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	2,441
	HERO Funding II, (Cayman Islands),
2,952	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e)	3,013
3,589	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e) (bb)	3,563
	HERO Funding Trust,
71	Series 2015-1A, Class A, 3.84%, 09/21/2040 (e)	72
2,824	Series 2016-2A, Class A, 3.75%, 09/20/2041 (e)	2,801
1,904	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	1,885
5,487	Series 2016-4A, Class A1, 3.57%, 09/20/2047 (e)	5,567
5,487	Series 2016-4A, Class A2, 4.29%, 09/20/2047 (e)	5,640
2,297	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	2,371
3,515	Series 2017-2A, Class A1, 3.28%, 09/20/2048 (e)	3,504
2,322	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	2,310
111	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.82%, 03/25/2036 (z)	105
	KGS-Alpha SBA COOF Trust,
2,307	Series 2012-3, Class A, IO, 1.26%, 09/25/2026 (e) (z) (bb)	34
16,365	Series 2012-4, Class A, IO, 1.04%, 09/25/2037 (e) (z) (bb)	467
10,145	Series 2012-6, Class A, IO, 0.67%, 05/25/2039 (e) (z) (bb)	161
3,264	Series 2015-2, Class A, IO, 2.97%, 07/25/2041 (e) (z)	336
1,035	Long Beach Mortgage Loan Trust, Series 2004-1, Class M1, 2.37%, 02/25/2034 (z) (bb)	1,036
	LV Tower 52 Issuer,
3,768	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	3,768
1,494	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	1,494
85,082	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, IO, 0.30%, 03/25/2032 (bb)	632

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,985	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	2,226
	Mid-State Capital Trust,
808	Series 2010-1, Class A, 3.50%, 12/15/2045 (e)	823
1,246	Series 2010-1, Class M, 5.25%, 12/15/2045 (e) (bb)	1,304
375	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.12%, 11/25/2033 (bb)	379
6,106	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class DT2, 4.01%, 10/15/2049 (e) (bb)	6,029
	NRPL Trust,
3,058	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e)	3,057
1,000	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	978
1,048	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class BT1, 3.29%, 06/15/2049 (e)	1,040
	Ocwen Master Advance Receivables Trust,
4,300	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	4,296
1,522	Series 2016-T2, Class BT2, 3.26%, 08/16/2049 (e) (bb)	1,508
3,025	Series 2016-T2, Class DT2, 4.45%, 08/16/2049 (e) (bb)	2,939
724	Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	725
2,502	Series 2017-T1, Class BT1, 2.89%, 09/15/2048 (e) (bb)	2,506
	Progress Residential Trust,
7,183	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	7,148
1,761	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	1,755
3,745	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	3,737
6,000	Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e)	5,993
2,070	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	2,083
5,824	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	5,807
2,000	Series 2015-SFR3, Class C, 4.33%, 11/12/2032 (e)	2,036
2,093	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	2,141

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,350	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	4,513
2,320	Series 2017-SFR2, Class C, 3.40%, 12/17/2034 (e) (bb)	2,287
3,395	RCO Trust, Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 (e) (z)	3,365
479	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	228
	Renew, (Cayman Islands),
898	Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	881
2,478	Series 2017-1A, Class B, 5.75%, 09/20/2052 (e) (bb)	2,523
4,319	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	4,319
128	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.72%, 06/25/2033 (bb)	129
88	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.44%, 01/25/2036 (bb)	78
3,159	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class DT1, 3.88%, 11/16/2048 (e) (bb)	3,153
	Structured Asset Securities Corp. Pass-Through Certificates,
262	Series 2002-AL1, Class A2, 3.45%, 02/25/2032 (bb)	260
593	Series 2002-AL1, Class A3, 3.45%, 02/25/2032 (bb)	582
1,247	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.49%, 11/17/2033 (e) (bb)	1,237
2,750	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	2,750
576	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	577
780	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	778
1,253	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.37%, 05/28/2047 (e) (bb)	1,251
1,506	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	1,500
466	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	466
2,827	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	2,827
	Westgate Resorts LLC,
98	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	98

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,016	Series 2015-2A, Class A, 3.20%, 07/20/2028 (e)	2,014
2,188	Series 2015-2A, Class B, 4.00%, 07/20/2028 (e)	2,188
4,616	Series 2016-1A, Class B, 4.50%, 12/20/2028 (e)	4,617

	Total Asset-Backed Securities (Cost $244,108)	245,369

Collateralized Mortgage Obligations — 26.5%
638	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	638
3,315	Acre, 0.00%, 12/15/2020 (bb)	3,315
	Alternative Loan Trust,
337	Series 2002-11, Class M, 6.50%, 10/25/2032 (bb)	329
1,059	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	1,084
11	Series 2004-J3, Class 4A1, 4.75%, 04/25/2019	11
605	Series 2005-1CB, Class 1A6, IF, IO, 5.48%, 03/25/2035 (z) (bb)	83
3,251	Series 2005-20CB, Class 3A8, IF, IO, 3.13%, 07/25/2035 (z) (bb)	284
2,486	Series 2005-22T1, Class A2, IF, IO, 3.45%, 06/25/2035 (z) (bb)	250
106	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	84
4,510	Series 2005-37T1, Class A2, IF, IO, 3.43%, 09/25/2035 (z) (bb)	461
658	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	627
3,927	Series 2005-54CB, Class 1A2, IF, IO, 3.23%, 11/25/2035 (z)	344
20	Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	20
420	Series 2005-57CB, Class 3A2, IF, IO, 3.48%, 12/25/2035 (z) (bb)	40
338	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	336
395	Series 2005-86CB, Class A11, 5.50%, 02/25/2036	351
561	Series 2005-J1, Class 1A4, IF, IO, 3.48%, 02/25/2035 (z)	16
12,744	Series 2006-7CB, Class 1A2, IF, IO, 3.68%, 05/25/2036 (z) (bb)	1,914
473	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	398
44	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	46

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Angel Oak Mortgage Trust LLC,
157	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	156
1,333	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	1,329
717	Series 2017-1, Class A3, 3.64%, 01/25/2047 (e) (z)	713
	ASG Resecuritization Trust,
98	Series 2009-3, Class A65, 2.93%, 03/26/2037 (e) (z)	98
318	Series 2011-1, Class 2A35, 6.00%, 09/28/2036 (e)	253
329	Series 2011-1, Class 3A50, 3.63%, 11/28/2035 (e) (z)	328
	Banc of America Alternative Loan Trust,
1,233	Series 2005-1, Class CBIO, IO, 5.50%, 02/25/2035 (bb)	228
1,076	Series 2005-12, Class CBIO, IO, 5.75%, 01/25/2036 (bb)	174
	Banc of America Funding Trust,
89	Series 2004-1, PO, 03/25/2034 (bb)	75
238	Series 2004-3, Class 1A1, 5.50%, 10/25/2034	244
314	Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (z)	316
326	Series 2005-1, Class 30IO, IO, 5.50%, 02/25/2035 (bb)	57
49	Series 2005-4, Class 30PO, PO, 08/25/2035 (z) (bb)	43
190	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	183
28	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	23
116	Series 2005-8, Class 30PO, PO, 01/25/2036 (z) (bb)	88
490	Series 2005-E, Class 4A1, 3.69%, 03/20/2035 (z)	496
	Banc of America Mortgage Trust,
131	Series 2003-C, Class 3A1, 3.75%, 04/25/2033 (z)	133
464	Series 2003-J, Class 3A2, 3.83%, 11/25/2033 (z)	467
18	Series 2004-9, Class 3A1, 6.50%, 09/25/2032	19
291	Series 2004-C, Class 2A2, 3.74%, 04/25/2034 (z)	293
305	Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (z)	305

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	BCAP LLC Trust,
216	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	221
1,749	Series 2010-RR7, Class 2A1, 3.24%, 07/26/2045 (e) (z)	1,727
540	Series 2012-RR10, Class 1A1, 1.79%, 02/26/2037 (e) (z)	539
120	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 2.12%, 03/25/2035 (z)	119
	Bear Stearns ARM Trust,
218	Series 2003-4, Class 3A1, 3.58%, 07/25/2033 (z)	220
77	Series 2003-7, Class 3A, 3.29%, 10/25/2033 (z)	77
316	Series 2004-1, Class 12A1, 3.73%, 04/25/2034 (z)	317
138	Series 2004-2, Class 14A, 3.65%, 05/25/2034 (z)	138
881	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	884
419	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.75%, 10/25/2033	431
56	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/2033 (bb)	51
	Chase Mortgage Finance Trust,
1,685	Series 2007-A1, Class 1A3, 3.70%, 02/25/2037 (z)	1,680
146	Series 2007-A1, Class 2A1, 3.68%, 02/25/2037 (z)	147
152	Series 2007-A1, Class 7A1, 3.69%, 02/25/2037 (z)	153
471	Series 2007-A1, Class 9A1, 3.66%, 02/25/2037 (z)	469
393	Series 2007-A2, Class 2A1, 3.61%, 07/25/2037 (z)	399
	CHL Mortgage Pass-Through Trust,
36	Series 2004-3, PO, 04/25/2034 (bb)	32
197	Series 2004-3, Class A26, 5.50%, 04/25/2034	201
604	Series 2004-5, Class 1A4, 5.50%, 06/25/2034	612
79	Series 2004-7, Class 2A1, 3.53%, 06/25/2034 (z)	80
337	Series 2004-13, Class 1A4, 5.50%, 08/25/2034	345
101	Series 2004-HYB1, Class 2A, 3.44%, 05/20/2034 (z)	101

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
530	Series 2004-HYB3, Class 2A, 3.16%, 06/20/2034 (z)	530
299	Series 2004-HYB6, Class A3, 3.49%, 11/20/2034 (z)	305
16	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	16
169	Series 2005-16, Class A23, 5.50%, 09/25/2035	166
855	Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (z)	765
2,526	Series 2007-4, Class 1A52, IF, IO, 3.78%, 05/25/2037 (z) (bb)	321
45	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/2035 (bb)	38
	Citigroup Global Markets Mortgage Securities VII, Inc.,
202	Series 2003-HYB1, Class A, 3.74%, 09/25/2033 (z)	204
1	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	1
	Citigroup Mortgage Loan Trust,
122	Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (e)	122
468	Series 2009-10, Class 1A1, 3.33%, 09/25/2033 (e) (z)	474
225	Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	229
703	Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	727
	Citigroup Mortgage Loan Trust, Inc.,
83	Series 2003-1, Class 2A5, 5.25%, 10/25/2033	84
43	Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	40
7	Series 2003-1, Class WA2, 6.50%, 06/25/2031 (bb)	8
8	Series 2003-1, Class WPO2, PO, 06/25/2031 (bb)	7
17	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	17
28	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	28
6	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	6
1	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	1
144	Series 2004-UST1, Class A3, 3.36%, 08/25/2034 (z)	146

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

132		Series 2004-UST1, Class A6, 3.25%, 08/25/2034 (z)	129
175		Series 2005-1, Class 2A1A, 2.83%, 02/25/2035 (z)	153
453		Series 2005-2, Class 2A11, 5.50%, 05/25/2035	465
512		Series 2005-5, Class 1A2, 4.08%, 08/25/2035 (z)	430
1,618		Conix Mortgage Asset Trust, Series 2013-1, Class A12/25/2047 (d) (z) (bb)	174
		Credit Suisse First Boston Mortgage Securities Corp.,
589		Series 2003-1, Class DB1, 6.74%, 02/25/2033 (z)	594
184		Series 2003-21, Class 1A4, 5.25%, 09/25/2033	189
391		Series 2003-AR15, Class 3A1, 3.45%, 06/25/2033 (z)	389
73		Series 2004-5, Class 3A1, 5.25%, 08/25/2019	73
788		Series 2004-AR2, Class 2A1, 3.67%, 03/25/2034 (z)	805
		CSFB Mortgage-Backed Pass-Through,
602		Series 2003-27, Class 5A3, 5.25%, 11/25/2033	610
336		Series 2003-27, Class 5A4, 5.25%, 11/25/2033	340
353		Series 2003-29, Class 1A1, 6.50%, 12/25/2033	375
249		Series 2003-29, Class 5A1, 7.00%, 12/25/2033	267
299		Series 2004-4, Class 2A4, 5.50%, 09/25/2034	312
1,105		Series 2005-4, Class 2X, IO, 5.50%, 06/25/2035 (z) (bb)	156
792		Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 (bb)	11
354		CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class 1A4, 5.50%, 12/25/2034	370
122		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, 5.71%, 02/25/2020 (z)	122
		FHLMC REMIC,
1		Series 23, Class F, 9.60%, 04/15/2020	1
—	(h)	Series 30, Class D, 9.50%, 02/15/2020	—	(h)
—	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
—	(h)	Series 77, Class H, 8.50%, 09/15/2020	—	(h)
—	(h)	Series 81, Class A, 8.13%, 11/15/2020	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
—	(h)	Series 84, Class F, 9.20%, 10/15/2020	—	(h)
—	(h)	Series 99, Class Z, 9.50%, 01/15/2021	—	(h)
—	(h)	Series 180, Class J, HB, IO, 1,010.00%, 09/15/2021	—	(h)
—	(h)	Series 186, Class I Shares, HB, IO, 1,009.50%, 08/15/2021	—	(h)
—	(h)	Series 189, Class K, HB, IO, 1,009.50%, 10/15/2021	—	(h)
—	(h)	Series 204, Class E, HB, IF, IO, 1,578.44%, 05/15/2023 (z)	—	(h)
—	(h)	Series 1045, Class G, HB, IO, 1,066.21%, 02/15/2021	—	(h)
1		Series 1065, Class J, 9.00%, 04/15/2021	1
1		Series 1079, Class S, HB, IF, 28.60%, 05/15/2021 (z)	1
—	(h)	Series 1082, Class D, HB, IO, 1,007.78%, 05/15/2021	—	(h)
—	(h)	Series 1084, Class F, 2.54%, 05/15/2021 (z)	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 38.08%, 05/15/2021 (z)	—	(h)
1		Series 1133, Class H, 7.00%, 09/15/2021	2
4		Series 1144, Class KB, 8.50%, 09/15/2021	5
—	(h)	Series 1172, Class L Shares, HB, IO, 1,181.25%, 11/15/2021 (z)	—	(h)
—	(h)	Series 1196, Class B, HB, IF, IO, 1,003.20%, 01/15/2022 (z)	—	(h)
10		Series 1343, Class LA, 8.00%, 08/15/2022	11
5		Series 1343, Class LB, 7.50%, 08/15/2022	5
15		Series 1374, Class Z, 7.00%, 10/15/2022	16
4		Series 1395, Class G, 6.00%, 10/15/2022	5
34		Series 1401, Class J, 7.00%, 10/15/2022	36
63		Series 1466, Class PZ, 7.50%, 02/15/2023	68
2		Series 1470, Class F, 1.75%, 02/15/2023 (z)	2
2		Series 1505, Class QB, IF, 17.06%, 05/15/2023 (z)	2
17		Series 1518, Class G, IF, 7.30%, 05/15/2023 (z)	18
10		Series 1526, Class L Shares, 6.50%, 06/15/2023	11
19		Series 1541, Class O, 2.12%, 07/15/2023 (z)	19
180		Series 1552, Class IA, IF, 16.38%, 08/15/2023 (z)	223
5		Series 1570, Class F, 2.25%, 08/15/2023 (z)	5
11		Series 1570, Class SA, HB, IF, 23.76%, 08/15/2023 (z)	15

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

47	Series 1578, Class K, 6.90%, 09/15/2023	50
5	Series 1578, Class V, IO, 7.00%, 09/15/2023	1
101	Series 1591, Class PV, 6.25%, 10/15/2023	107
15	Series 1602, Class SA, IF, 17.59%, 10/15/2023 (z)	19
125	Series 1628, Class LZ, 6.50%, 12/15/2023	132
128	Series 1638, Class H, 6.50%, 12/15/2023	136
74	Series 1644, Class K, 6.75%, 12/15/2023	79
146	Series 1658, Class GZ, 7.00%, 01/15/2024	157
6	Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	8
69	Series 1677, Class Z, 7.50%, 07/15/2023	75
4	Series 1686, Class SH, IF, 15.67%, 02/15/2024 (z)	4
63	Series 1695, Class EB, 7.00%, 03/15/2024	68
8	Series 1699, Class FC, 2.19%, 03/15/2024 (z)	8
19	Series 1745, Class D, 7.50%, 08/15/2024	20
222	Series 1760, Class ZD, 2.09%, 02/15/2024 (z)	220
26	Series 1798, Class F, 5.00%, 05/15/2023	27
1	Series 1807, Class G, 9.00%, 10/15/2020	1
203	Series 1813, Class I Shares, PO, 11/15/2023	191
786	Series 1813, Class J, IF, IO, 4.50%, 11/15/2023 (z)	56
38	Series 1829, Class ZB, 6.50%, 03/15/2026	40
77	Series 1863, Class Z, 6.50%, 07/15/2026	87
6	Series 1865, Class D, PO, 02/15/2024	5
38	Series 1899, Class ZE, 8.00%, 09/15/2026	43
32	Series 1963, Class Z, 7.50%, 01/15/2027	35
11	Series 1985, Class PR, IO, 8.00%, 07/15/2027	1
15	Series 1987, Class PE, 7.50%, 09/15/2027	17
96	Series 2033, Class J, 5.60%, 06/15/2023	100
5	Series 2033, Class SN, HB, IF, IO, 28.05%, 03/15/2024 (z)	2
8	Series 2038, Class PN, IO, 7.00%, 03/15/2028	2
79	Series 2040, Class PE, 7.50%, 03/15/2028	88
7	Series 2042, Class T, 7.00%, 03/15/2028	7
26	Series 2060, Class Z, 6.50%, 05/15/2028	30
62	Series 2061, Class DC, IO, 6.50%, 06/15/2028	7
5,693	Series 2065, Class PX, IO, 0.75%, 08/17/2027	100
163	Series 2075, Class PH, 6.50%, 08/15/2028	179
25	Series 2086, Class GB, 6.00%, 09/15/2028	27

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
12	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	1
111	Series 2110, Class PG, 6.00%, 01/15/2029	121
151	Series 2111, Class SB, IF, IO, 5.91%, 01/15/2029 (z)	18
40	Series 2125, Class JZ, 6.00%, 02/15/2029	44
95	Series 2130, Class QS, 6.00%, 03/15/2029	103
18	Series 2132, Class SB, HB, IF, 23.73%, 03/15/2029 (z)	26
26	Series 2132, Class ZL, 6.50%, 03/15/2029	28
4	Series 2141, IO, 7.00%, 04/15/2029	—	(h)
13	Series 2163, Class PC, IO, 7.50%, 06/15/2029	2
26	Series 2178, Class PB, 7.00%, 08/15/2029	29
41	Series 2201, Class C, 8.00%, 11/15/2029	46
3	Series 2204, Class GB, 8.00%, 12/20/2029 (z) (bb)	3
150	Series 2209, Class TC, 8.00%, 01/15/2030	173
83	Series 2210, Class Z, 8.00%, 01/15/2030	96
22	Series 2224, Class CB, 8.00%, 03/15/2030	25
18	Series 2247, Class Z, 7.50%, 08/15/2030	20
133	Series 2254, Class Z, 9.00%, 09/15/2030	159
90	Series 2256, Class MC, 7.25%, 09/15/2030	103
92	Series 2259, Class ZM, 7.00%, 10/15/2030	103
122	Series 2271, Class PC, 7.25%, 12/15/2030	137
37	Series 2283, Class K, 6.50%, 12/15/2023	39
34	Series 2296, Class PD, 7.00%, 03/15/2031	38
536	Series 2303, Class ZD, 7.00%, 04/15/2031	605
238	Series 2303, Class ZN, 8.50%, 04/15/2029	268
13	Series 2306, Class K, PO, 05/15/2024	12
32	Series 2306, Class SE, IF, IO, 8.01%, 05/15/2024 (z)	5
231	Series 2344, Class ZD, 6.50%, 08/15/2031	266
23	Series 2344, Class ZJ, 6.50%, 08/15/2031	25
16	Series 2345, Class NE, 6.50%, 08/15/2031	17
12	Series 2347, Class VP, 6.50%, 03/15/2020	12
80	Series 2359, Class ZB, 8.50%, 06/15/2031	91
308	Series 2367, Class ZK, 6.00%, 10/15/2031	338
7	Series 2368, Class AS, IF, 16.80%, 10/15/2031 (z)	9
18	Series 2372, Class F, 2.09%, 10/15/2031 (z)	18
17	Series 2383, Class FD, 2.09%, 11/15/2031 (z)	18
29	Series 2388, Class UZ, 8.50%, 06/15/2031	33
261	Series 2399, Class TH, 6.50%, 01/15/2032	289
57	Series 2410, Class OE, 6.38%, 02/15/2032	61

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

56	Series 2410, Class QS, IF, 15.37%, 02/15/2032 (z)	74
46	Series 2410, Class QX, IF, IO, 7.06%, 02/15/2032 (z)	10
71	Series 2423, Class MC, 7.00%, 03/15/2032	79
84	Series 2423, Class MT, 7.00%, 03/15/2032	94
854	Series 2431, Class F, 2.09%, 03/15/2032 (z)	858
121	Series 2433, Class SA, IF, 16.80%, 02/15/2032 (z)	146
93	Series 2434, Class TC, 7.00%, 04/15/2032	103
138	Series 2436, Class MC, 7.00%, 04/15/2032	152
51	Series 2444, Class ES, IF, IO, 6.36%, 03/15/2032 (z)	10
62	Series 2450, Class GZ, 7.00%, 05/15/2032	71
58	Series 2450, Class SW, IF, IO, 6.41%, 03/15/2032 (z)	10
87	Series 2462, Class NB, 6.50%, 06/15/2022	92
195	Series 2464, Class FE, 2.59%, 03/15/2032 (z)	200
15	Series 2470, Class SL, IF, 9.00%, 01/15/2027 (z)	15
621	Series 2494, Class SX, IF, IO, 5.41%, 02/15/2032 (z)	93
186	Series 2513, Class ZC, 5.50%, 10/15/2032	205
137	Series 2517, Class Z, 5.50%, 10/15/2032	142
44	Series 2535, Class BK, 5.50%, 12/15/2022	46
1,144	Series 2552, Class FP, 2.59%, 01/15/2033 (z)	1,172
705	Series 2557, Class HL, 5.30%, 01/15/2033	752
29	Series 2571, Class SK, HB, IF, 27.65%, 09/15/2023 (z)	41
206	Series 2586, Class WI, IO, 6.50%, 03/15/2033	39
46	Series 2611, Class SQ, IF, 9.83%, 05/15/2033 (z)	51
4	Series 2611, Class UH, 4.50%, 05/15/2018	4
4	Series 2626, Class NS, IF, IO, 4.96%, 06/15/2023 (z)	—	(h)
35	Series 2631, Class SA, IF, 11.94%, 06/15/2033 (z)	42
6	Series 2637, Class SA, IF, IO, 4.51%, 06/15/2018 (z)	—	(h)
37	Series 2641, Class WI, IO, 5.00%, 01/15/2033	—	(h)
28	Series 2650, Class SO, PO, 12/15/2032	28
63	Series 2671, Class S, IF, 11.85%, 09/15/2033 (z)	75

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
107	Series 2692, Class SC, IF, 10.11%, 07/15/2033 (z)	122
36	Series 2694, Class BA, 4.00%, 06/15/2031	36
229	Series 2720, Class PC, 5.00%, 12/15/2023	239
1,422	Series 2722, Class PF, 2.19%, 12/15/2033 (z)	1,430
191	Series 2725, Class SC, IF, 6.71%, 11/15/2033 (z)	193
66	Series 2756, Class NA, 5.00%, 02/15/2024	69
247	Series 2802, Class ZY, 6.00%, 05/15/2034	256
74	Series 2835, Class QO, PO, 12/15/2032	63
6	Series 2877, Class KO, PO, 03/15/2019	6
186	Series 2934, Class EC, PO, 02/15/2020	183
194	Series 2934, Class HI, IO, 5.00%, 02/15/2020	7
99	Series 2934, Class KI, IO, 5.00%, 02/15/2020	3
6	Series 2945, Class SA, IF, 9.44%, 03/15/2020 (z)	6
8,340	Series 2949, Class YZ, 5.50%, 03/15/2035	8,936
55	Series 2967, Class JI, IO, 5.00%, 04/15/2020	2
49	Series 2967, Class S, HB, IF, 25.09%, 04/15/2025 (z)	60
1	Series 2989, PO, 06/15/2023	1
93	Series 2990, Class SL, IF, 18.67%, 06/15/2034 (z)	110
5	Series 2990, Class WP, IF, 12.93%, 06/15/2035 (z)	5
118	Series 2994, Class FC, 1.99%, 02/15/2033 (z)	118
71	Series 3022, Class SX, IF, 12.91%, 08/15/2025 (z)	81
1,213	Series 3035, Class Z, 5.85%, 09/15/2035	1,346
99	Series 3068, Class QB, 4.50%, 06/15/2020	99
236	Series 3077, Class TO, PO, 04/15/2035	213
188	Series 3117, Class EO, PO, 02/15/2036	160
260	Series 3117, Class OG, PO, 02/15/2036	232
190	Series 3117, Class OK, PO, 02/15/2036	161
43	Series 3122, Class OH, PO, 03/15/2036	39
22	Series 3122, Class ZB, 6.00%, 03/15/2036	29
28	Series 3134, PO, 03/15/2036	24
1,063	Series 3137, Class XP, 6.00%, 04/15/2036	1,169
116	Series 3138, PO, 04/15/2036	103
346	Series 3143, Class BC, 5.50%, 02/15/2036	372
61	Series 3149, Class SO, PO, 05/15/2036	47
277	Series 3151, PO, 05/15/2036	240
338	Series 3152, Class MO, PO, 03/15/2036	288

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

164	Series 3153, Class EO, PO, 05/15/2036	138
190	Series 3171, Class MO, PO, 06/15/2036	171
130	Series 3179, Class OA, PO, 07/15/2036	112
58	Series 3194, Class SA, IF, IO, 5.51%, 07/15/2036 (z)	5
220	Series 3200, PO, 08/15/2036	188
266	Series 3210, PO, 05/15/2036	252
167	Series 3219, Class DI, IO, 6.00%, 04/15/2036	34
221	Series 3232, Class ST, IF, IO, 5.11%, 10/15/2036 (z)	29
325	Series 3237, Class AO, PO, 11/15/2036	282
13	Series 3253, PO, 12/15/2021	13
164	Series 3260, Class CS, IF, IO, 4.55%, 01/15/2037 (z)	24
48	Series 3262, Class SG, IF, IO, 4.81%, 01/15/2037 (z)	5
58	Series 3274, Class JO, PO, 02/15/2037	51
101	Series 3274, Class MO, PO, 02/15/2037	90
55	Series 3275, Class FL, 2.03%, 02/15/2037 (z)	55
1,262	Series 3282, Class YD, 5.50%, 02/15/2022	1,308
41	Series 3288, Class GS, IF, 2.58%, 03/15/2037 (z)	41
395	Series 3290, Class SB, IF, IO, 4.86%, 03/15/2037 (z)	44
103	Series 3305, Class MB, IF, 4.07%, 07/15/2034 (z)	109
35	Series 3316, Class JO, PO, 05/15/2037	31
1,987	Series 3318, Class BT, IF, 7.00%, 05/15/2034 (z)	2,137
1,192	Series 3322, Class NS, IF, 7.00%, 05/15/2037 (z)	1,254
68	Series 3371, Class FA, 2.19%, 09/15/2037 (z)	69
225	Series 3373, Class TO, PO, 04/15/2037	201
150	Series 3385, Class SN, IF, IO, 4.41%, 11/15/2037 (z)	11
320	Series 3387, Class SA, IF, IO, 4.83%, 11/15/2037 (z)	33
232	Series 3393, Class JO, PO, 09/15/2032	203
438	Series 3404, Class SC, IF, IO, 4.41%, 01/15/2038 (z)	60
1,315	Series 3422, Class AI, SUB, 0.25%, 01/15/2038	12
30	Series 3422, Class LI, IO, 5.00%, 02/15/2023	1
122	Series 3451, Class SA, IF, IO, 4.46%, 05/15/2038 (z)	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
161	Series 3461, Class LZ, 6.00%, 06/15/2038	176
667	Series 3481, Class SJ, IF, IO, 4.26%, 08/15/2038 (z)	79
70	Series 3511, IO, 5.00%, 12/15/2021	3
143	Series 3511, Class SA, IF, IO, 4.41%, 02/15/2039 (z)	18
465	Series 3531, Class SA, IF, IO, 4.71%, 05/15/2039 (z)	32
758	Series 3537, Class MI, IO, 5.00%, 06/15/2038	127
102	Series 3546, Class A, 3.10%, 02/15/2039 (z)	104
99	Series 3549, Class FA, 2.79%, 07/15/2039 (z)	101
637	Series 3572, Class JS, IF, IO, 5.21%, 09/15/2039 (z)	68
258	Series 3604, PO, 05/15/2036	230
612	Series 3607, PO, 05/15/2037	507
246	Series 3607, Class AO, PO, 04/15/2036	207
246	Series 3607, Class BO, PO, 04/15/2036	210
294	Series 3611, PO, 07/15/2034	251
1,700	Series 3614, Class QB, 4.00%, 12/15/2024	1,760
412	Series 3621, PO, 01/15/2040	352
314	Series 3621, Class BO, PO, 01/15/2040	272
390	Series 3623, Class LO, PO, 01/15/2040	341
1,260	Series 3632, Class BS, IF, 12.21%, 02/15/2040 (z)	1,491
5,900	Series 3659, Class VG, 5.00%, 09/15/2034	6,239
140	Series 3688, Class CU, 6.86%, 11/15/2021 (z)	143
680	Series 3688, Class NI, IO, 5.00%, 04/15/2032	25
1,409	Series 3704, Class DT, 7.50%, 11/15/2036	1,603
1,022	Series 3704, Class ET, 7.50%, 12/15/2036	1,190
1,969	Series 3714, Class IP, IO, 5.00%, 08/15/2040	343
1,053	Series 3740, Class SC, IF, IO, 4.41%, 10/15/2040 (z)	122
2,373	Series 3747, Class CY, 4.50%, 10/15/2040	2,542
1,500	Series 3747, Class PY, 4.00%, 10/15/2040	1,521
2,684	Series 3753, PO, 11/15/2040	2,149
559	Series 3759, Class HI, IO, 4.00%, 08/15/2037	21
307	Series 3760, Class GI, IO, 4.00%, 10/15/2037	9
1,655	Series 3770, Class PY, 5.00%, 12/15/2040	1,843
398	Series 3789, Class EZ, 4.00%, 11/15/2040	392
1,252	Series 3795, Class EI, IO, 5.00%, 10/15/2039	167

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

206		Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	208
404		Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	447
2,801		Series 3860, Class PZ, 5.00%, 05/15/2041	3,054
365		Series 3895, Class WA, 5.70%, 10/15/2038 (z)	401
1,420		Series 3966, Class BF, 2.09%, 10/15/2040 (z)	1,428
2,721		Series 3966, Class NA, 4.00%, 12/15/2041	2,819
1,476		Series 3998, Class GF, 2.04%, 05/15/2036 (z)	1,482
1,000		Series 4015, Class MY, 3.50%, 03/15/2042	974
497		Series 4126, Class JB, 2.50%, 11/15/2042	438
1,000		Series 4177, Class MQ, 2.50%, 03/15/2043	896
1,000		Series 4274, Class EM, 4.00%, 11/15/2043	1,035
2,241		Series 4280, Class EO, PO, 12/15/2043	1,794
2,394		Series 4281, Class OB, PO, 12/15/2043	1,858
3,019		Series 4580, Class PT, 7.11%, 08/15/2039 (z)	3,328
		FHLMC STRIPS,
—	(h)	Series 16, Class B, IO, 10.00%, 06/01/2020	—	(h)
2		Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)
795		Series 191, IO, 8.00%, 01/01/2028	174
313		Series 197, PO, 04/01/2028	279
382		Series 233, Class 11, IO, 5.00%, 09/15/2035	84
219		Series 233, Class 12, IO, 5.00%, 09/15/2035	49
509		Series 233, Class 13, IO, 5.00%, 09/15/2035	108
715		Series 239, Class S30, IF, IO, 6.11%, 08/15/2036 (z)	126
49		Series 243, Class 16, IO, 4.50%, 11/15/2020	1
97		Series 243, Class 17, IO, 4.50%, 12/15/2020	3
20,506		Series 262, Class 35, 3.50%, 07/15/2042	20,581
1,136		Series 299, Class 300, 3.00%, 01/15/2043	1,123
2,537		Series 310, PO, 09/15/2043	1,945
		FHLMC Structured Pass-Through Securities Certificates,
223		Series T-41, Class 3A, 7.50%, 07/25/2032 (z)	233
817		Series T-42, Class A5, 7.50%, 02/25/2042	926
52		Series T-51, Class 1A, 6.50%, 09/25/2043 (z)	58
63		Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	73

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,410		Series T-54, Class 2A, 6.50%, 02/25/2043	1,601
675		Series T-54, Class 3A, 7.00%, 02/25/2043	766
1,223		Series T-56, Class A5, 5.23%, 05/25/2043	1,334
108		Series T-58, Class APO, PO, 09/25/2043	87
107		Series T-59, Class 1AP, PO, 10/25/2043	81
1,453		Series T-62, Class 1A1, 2.26%, 10/25/2044 (z)	1,473
2,985		Series T-76, Class 2A, 4.10%, 10/25/2037 (z)	3,000
		First Horizon Alternative Mortgage Securities Trust,
507		Series 2004-AA4, Class A1, 3.35%, 10/25/2034 (z)	505
316		Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	269
4,539		Series 2007-FA4, Class 1A2, IF, IO, 4.03%, 08/25/2037 (z) (bb)	759
		First Horizon Mortgage Pass-Through Trust,
197		Series 2004-AR7, Class 2A2, 3.74%, 02/25/2035 (z)	198
332		Series 2005-AR1, Class 2A2, 3.49%, 04/25/2035 (z)	339
		FNMA Grantor Trust,
477		Series 2001-T7, Class A1, 7.50%, 02/25/2041	543
21		Series 2001-T10, PO, 12/25/2041	19
345		Series 2001-T12, Class A2, 7.50%, 08/25/2041	395
198		Series 2002-T4, Class A2, 7.00%, 12/25/2041	222
474		Series 2002-T4, Class A3, 7.50%, 12/25/2041	524
173		Series 2002-T16, Class A2, 7.00%, 07/25/2042	196
354		Series 2002-T19, Class A2, 7.00%, 07/25/2042	396
385		Series 2004-T1, Class 1A1, 6.00%, 01/25/2044	422
269		Series 2004-T3, Class PT1, 10.20%, 01/25/2044 (z)	312
		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
—	(h)	Series 1988-11, Class D, PO, 05/25/2018	—	(h)
1		Series 1988-21, Class G, 9.50%, 08/25/2018	1
1		Series 1989-27, Class Y, 6.90%, 06/25/2019	1
1		Series 1989-70, Class G, 8.00%, 10/25/2019	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1		Series 1989-78, Class H, 9.40%, 11/25/2019	1
—	(h)	Series 1989-89, Class H, 9.00%, 11/25/2019	—	(h)
—	(h)	Series 1990-60, Class K, 5.50%, 06/25/2020	—	(h)
—	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
—	(h)	Series 1990-95, Class J, HB, IO, 1,118.04%, 08/25/2020	—	(h)
7		Series 1990-102, Class J, 6.50%, 08/25/2020	8
1		Series 1990-134, Class SC, IF, 19.17%, 11/25/2020 (z)	1
—	(h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/2020	—	(h)
—	(h)	Series 1991-7, Class K, HB, IO, 908.50%, 02/25/2021	—	(h)
12		Series 1991-44, Class G, 8.50%, 05/25/2021	13
—	(h)	Series 1991-60, Class PM, HB, IO, 1,009.00%, 06/25/2021	—	(h)
3		Series 1992-101, Class J, 7.50%, 06/25/2022	3
52		Series 1993-25, Class J, 7.50%, 03/25/2023	56
23		Series 1993-27, Class S, IF, 7.32%, 02/25/2023 (z)	25
8		Series 1993-31, Class K, 7.50%, 03/25/2023	9
99		Series 1993-54, Class Z, 7.00%, 04/25/2023	105
5		Series 1993-62, Class SA, IF, 18.78%, 04/25/2023 (z)	6
6		Series 1993-97, Class FA, 2.87%, 05/25/2023 (z)	6
—	(h)	Series 1993-108, Class D, PO, 02/25/2023	—	(h)
13		Series 1993-162, Class F, 2.57%, 08/25/2023 (z)	13
2		Series 1993-165, Class SD, IF, 13.26%, 09/25/2023 (z)	2
22		Series 1993-179, Class SB, HB, IF, 26.46%, 10/25/2023 (z)	29
4		Series 1993-228, Class G, PO, 09/25/2023	4
4		Series 1993-230, Class FA, 2.22%, 12/25/2023 (z)	4
299		Series 1994-26, Class J, PO, 01/25/2024	281
31		Series 1994-37, Class L Shares, 6.50%, 03/25/2024	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
11	Series 1995-2, Class Z, 8.50%, 01/25/2025	11
69	Series 1996-14, Class SE, IF, IO, 8.10%, 08/25/2023 (z)	10
3	Series 1996-59, Class J, 6.50%, 08/25/2022	3
16	Series 1997-20, IO, 1.84%, 03/25/2027 (z)	—	(h)
8	Series 1997-24, Class Z, 8.00%, 04/18/2027	10
8	Series 1997-27, Class J, 7.50%, 04/18/2027	9
193	Series 1997-46, Class Z, 7.50%, 06/17/2027	212
7	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1
431	Series 1998-30, Class ZA, 6.50%, 05/20/2028	469
61	Series 1998-36, Class ZB, 6.00%, 07/18/2028	68
43	Series 1998-43, Class SA, IF, IO, 16.30%, 04/25/2023 (z)	12
13	Series 1999-57, Class Z, 7.50%, 12/25/2019	13
49	Series 1999-62, Class PB, 7.50%, 12/18/2029	55
134	Series 2000-18, Class EC, PO, 10/25/2023	126
8	Series 2000-52, IO, 8.50%, 01/25/2031	2
363	Series 2001-4, Class ZA, 6.50%, 03/25/2031	407
30	Series 2001-7, Class PF, 7.00%, 03/25/2031	34
45	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	10
72	Series 2001-36, Class DE, 7.00%, 08/25/2031	80
142	Series 2001-38, Class FB, 2.12%, 08/25/2031 (z)	142
32	Series 2001-44, Class PD, 7.00%, 09/25/2031	35
75	Series 2001-44, Class PU, 7.00%, 09/25/2031	84
83	Series 2001-49, Class LZ, 8.50%, 07/25/2031	93
337	Series 2001-53, Class FX, 1.97%, 10/25/2031 (z)	337
180	Series 2001-61, Class Z, 7.00%, 11/25/2031	204
17	Series 2001-72, Class SX, IF, 13.69%, 12/25/2031 (z)	21
13	Series 2002-1, Class SA, IF, 19.92%, 02/25/2032 (z)	17

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

31	Series 2002-1, Class UD, IF, 18.83%, 12/25/2023 (z)	39
123	Series 2002-7, Class FD, 2.32%, 04/25/2029 (z)	126
258	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	13
13	Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	16
328	Series 2002-30, Class Z, 6.00%, 05/25/2032	366
21	Series 2002-37, Class Z, 6.50%, 06/25/2032	24
613	Series 2002-50, Class ZA, 6.00%, 05/25/2031	640
411	Series 2002-60, Class FA, 2.37%, 02/25/2031 (z)	419
411	Series 2002-60, Class FB, 2.37%, 02/25/2031 (z)	419
52	Series 2002-77, Class S, IF, 11.51%, 12/25/2032 (z)	60
793	Series 2003-2, Class F, 2.37%, 02/25/2033 (z)	808
288	Series 2003-7, Class A1, 6.50%, 12/25/2042	320
473	Series 2003-14, Class TI, IO, 5.00%, 03/25/2033	59
610	Series 2003-22, Class UD, 4.00%, 04/25/2033	625
76	Series 2003-26, Class XS, IF, IO, 5.43%, 03/25/2023 (z)	1
728	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	152
33	Series 2003-39, IO, 6.00%, 05/25/2033 (z)	7
930	Series 2003-44, Class IU, IO, 7.00%, 06/25/2033	226
19	Series 2003-52, Class SX, IF, 18.09%, 10/25/2031 (z)	27
327	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	56
27	Series 2003-74, Class SH, IF, 7.25%, 08/25/2033 (z)	30
298	Series 2003-86, Class ZA, 5.50%, 09/25/2033	324
51	Series 2003-91, Class SD, IF, 9.80%, 09/25/2033 (z)	57
1,996	Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,159
387	Series 2003-116, Class SB, IF, IO, 5.98%, 11/25/2033 (z)	64

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,079	Series 2003-122, Class ZJ, 6.00%, 12/25/2033	2,365
30	Series 2003-130, Class SX, IF, 9.09%, 01/25/2034 (z)	34
50	Series 2003-131, Class SK, IF, 12.96%, 01/25/2034 (z)	56
40	Series 2003-132, Class OA, PO, 08/25/2033	38
93	Series 2003-132, Class PI, IO, 5.50%, 08/25/2033	11
309	Series 2004-4, Class QI, IF, IO, 5.48%, 06/25/2033 (z)	18
77	Series 2004-4, Class QM, IF, 10.96%, 06/25/2033 (z)	84
74	Series 2004-10, Class SC, HB, IF, 22.12%, 02/25/2034 (z)	82
536	Series 2004-17, Class H, 5.50%, 04/25/2034	583
178	Series 2004-25, Class SA, IF, 15.07%, 04/25/2034 (z)	225
625	Series 2004-28, Class PF, 2.02%, 03/25/2034 (z)	627
247	Series 2004-36, Class SA, IF, 15.07%, 05/25/2034 (z)	307
30	Series 2004-36, Class SN, IF, 10.96%, 07/25/2033 (z)	30
250	Series 2004-46, Class EP, PO, 03/25/2034	224
118	Series 2004-46, Class QB, IF, 17.52%, 05/25/2034 (z)	151
76	Series 2004-46, Class SK, IF, 12.04%, 05/25/2034 (z)	93
2,498	Series 2004-50, Class VZ, 5.50%, 07/25/2034	2,658
31	Series 2004-51, Class SY, IF, 11.00%, 07/25/2034 (z)	37
187	Series 2004-53, Class NC, 5.50%, 07/25/2024	197
110	Series 2004-59, Class BG, PO, 12/25/2032	94
1,762	Series 2004-61, Class FH, 2.42%, 11/25/2032 (z)	1,798
70	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	78
285	Series 2004-87, Class F, 2.37%, 01/25/2034 (z)	291
787	Series 2005-7, Class LO, PO, 02/25/2035	697
147	Series 2005-13, Class FL, 2.02%, 03/25/2035 (z)	147
134	Series 2005-15, Class MO, PO, 03/25/2035	121
6	Series 2005-52, Class PA, 6.50%, 06/25/2035	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

489	Series 2005-56, Class S, IF, IO, 5.09%, 07/25/2035 (z)	70
158	Series 2005-66, Class SG, IF, 13.32%, 07/25/2035 (z)	197
577	Series 2005-66, Class SV, IF, IO, 5.13%, 07/25/2035 (z)	58
169	Series 2005-67, Class HG, 5.50%, 01/25/2035	174
477	Series 2005-68, Class PG, 5.50%, 08/25/2035	513
128	Series 2005-73, Class PS, IF, 12.65%, 08/25/2035 (z)	151
406	Series 2005-74, Class SK, IF, 15.67%, 05/25/2035 (z)	490
304	Series 2005-84, Class XM, 5.75%, 10/25/2035	330
251	Series 2005-90, PO, 09/25/2035	234
85	Series 2005-90, Class AO, PO, 10/25/2035	78
459	Series 2005-90, Class ES, IF, 12.82%, 10/25/2035 (z)	532
431	Series 2005-103, Class SC, IF, 8.23%, 07/25/2035 (z)	465
311	Series 2005-106, Class US, IF, 18.62%, 11/25/2035 (z)	429
2,475	Series 2006-8, Class WN, IF, IO, 5.08%, 03/25/2036 (z)	421
675	Series 2006-8, Class WQ, PO, 03/25/2036	548
29	Series 2006-15, Class OT, PO, 01/25/2036	28
273	Series 2006-16, Class HZ, 5.50%, 03/25/2036	292
130	Series 2006-23, Class KO, PO, 04/25/2036	117
312	Series 2006-27, Class OH, PO, 04/25/2036	278
290	Series 2006-44, Class GO, PO, 06/25/2036	247
699	Series 2006-44, Class P, PO, 12/25/2033	580
160	Series 2006-50, Class JO, PO, 06/25/2036	134
234	Series 2006-50, Class PS, PO, 06/25/2036	205
449	Series 2006-53, Class US, IF, IO, 4.96%, 06/25/2036 (z)	62
1,064	Series 2006-56, Class FT, 2.37%, 07/25/2036 (z)	1,153
297	Series 2006-58, PO, 07/25/2036	255
101	Series 2006-58, Class AP, PO, 07/25/2036	88
4	Series 2006-59, Class QO, PO, 01/25/2033	4
101	Series 2006-60, Class DO, PO, 04/25/2035	98
349	Series 2006-63, Class ZH, 6.50%, 07/25/2036	396
118	Series 2006-65, Class QO, PO, 07/25/2036	101
211	Series 2006-72, Class GO, PO, 08/25/2036	186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
106	Series 2006-72, Class HO, PO, 08/25/2026	98
131	Series 2006-72, Class TO, PO, 08/25/2036	118
1,265	Series 2006-77, Class PC, 6.50%, 08/25/2036	1,398
255	Series 2006-78, Class BZ, 6.50%, 08/25/2036	277
189	Series 2006-79, Class DO, PO, 08/25/2036	166
246	Series 2006-86, Class OB, PO, 09/25/2036	219
234	Series 2006-90, Class AO, PO, 09/25/2036	211
1,230	Series 2006-94, Class GI, IF, IO, 5.03%, 10/25/2026 (z)	118
51	Series 2006-94, Class GK, HB, IF, 25.15%, 10/25/2026 (z)	69
1,380	Series 2006-105, Class ME, 5.50%, 11/25/2036	1,534
146	Series 2006-110, PO, 11/25/2036	124
84	Series 2006-111, Class EO, PO, 11/25/2036	74
125	Series 2006-113, PO, 07/25/2036	120
297	Series 2006-115, Class OK, PO, 12/25/2036	244
313	Series 2006-117, Class GS, IF, IO, 5.03%, 12/25/2036 (z)	40
194	Series 2006-118, Class A2, 1.68%, 12/25/2036 (z)	191
84	Series 2006-119, PO, 12/25/2036	74
532	Series 2006-120, IO, 6.50%, 12/25/2036	109
302	Series 2006-120, Class PF, 1.87%, 12/25/2036 (z)	301
526	Series 2006-126, Class AO, PO, 01/25/2037	469
477	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	72
33	Series 2007-1, Class SD, HB, IF, 29.28%, 02/25/2037 (z)	83
254	Series 2007-7, Class SG, IF, IO, 4.88%, 08/25/2036 (z)	59
687	Series 2007-14, Class ES, IF, IO, 4.82%, 03/25/2037 (z)	92
161	Series 2007-14, Class OP, PO, 03/25/2037	142
61	Series 2007-15, Class NO, PO, 03/25/2022	59
94	Series 2007-16, Class FC, 2.37%, 03/25/2037 (z)	97
623	Series 2007-18, Class MZ, 6.00%, 03/25/2037	670
89	Series 2007-22, Class SC, IF, IO, 4.46%, 03/25/2037 (z)	7
64	Series 2007-39, Class EF, 1.87%, 05/25/2037 (z)	64
1,532	Series 2007-46, Class ZK, 5.50%, 05/25/2037	1,538

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

242	Series 2007-54, Class FA, 2.02%, 06/25/2037 (z)	242
698	Series 2007-54, Class WI, IF, IO, 4.48%, 06/25/2037 (z)	99
527	Series 2007-60, Class AX, IF, IO, 5.53%, 07/25/2037 (z)	102
295	Series 2007-64, Class FB, 1.99%, 07/25/2037 (z)	295
360	Series 2007-65, Class KI, IF, IO, 5.00%, 07/25/2037 (z)	43
1,430	Series 2007-72, Class EK, IF, IO, 4.78%, 07/25/2037 (z)	185
552	Series 2007-76, Class ZG, 6.00%, 08/25/2037	592
184	Series 2007-78, Class CB, 6.00%, 08/25/2037	202
54	Series 2007-79, Class SB, IF, 18.07%, 08/25/2037 (z)	78
230	Series 2007-88, Class VI, IF, IO, 4.92%, 09/25/2037 (z)	35
753	Series 2007-91, Class ES, IF, IO, 4.84%, 10/25/2037 (z)	106
665	Series 2007-100, Class SM, IF, IO, 4.83%, 10/25/2037 (z)	90
416	Series 2007-101, Class A2, 1.87%, 06/27/2036 (z)	408
120	Series 2007-106, Class A7, 6.08%, 10/25/2037 (z)	129
1,375	Series 2007-112, Class SA, IF, IO, 4.83%, 12/25/2037 (z)	198
1,615	Series 2007-116, Class HI, IO, 1.12%, 01/25/2038 (z)	62
517	Series 2008-1, Class BI, IF, IO, 4.29%, 02/25/2038 (z)	61
192	Series 2008-10, Class XI, IF, IO, 4.61%, 03/25/2038 (z)	18
944	Series 2008-12, Class CO, PO, 03/25/2038	796
255	Series 2008-16, Class IS, IF, IO, 4.58%, 03/25/2038 (z)	32
16	Series 2008-19, Class IC, IO, 5.00%, 03/25/2023	—	(h)
403	Series 2008-20, Class SA, IF, IO, 5.37%, 03/25/2038 (z)	63
142	Series 2008-27, Class SN, IF, IO, 5.28%, 04/25/2038 (z)	16
80	Series 2008-32, Class SA, IF, IO, 5.23%, 04/25/2038 (z)	8
26	Series 2008-44, PO, 05/25/2038	21
245	Series 2008-47, Class SI, IF, IO, 4.88%, 06/25/2023 (z)	11

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
225	Series 2008-53, Class CI, IF, IO, 5.58%, 07/25/2038 (z)	33
22	Series 2008-76, Class GF, 2.27%, 09/25/2023 (z)	22
40	Series 2008-80, Class GP, 6.25%, 09/25/2038	43
399	Series 2008-80, Class SA, IF, IO, 4.23%, 09/25/2038 (z)	44
213	Series 2008-81, Class SB, IF, IO, 4.23%, 09/25/2038 (z)	20
57	Series 2009-4, Class BD, 4.50%, 02/25/2039	58
204	Series 2009-6, Class GS, IF, IO, 4.93%, 02/25/2039 (z)	32
202	Series 2009-9, IO, 5.00%, 02/25/2024	9
62	Series 2009-12, IO, 4.50%, 03/25/2024	1
310	Series 2009-17, Class QS, IF, IO, 5.03%, 03/25/2039 (z)	49
1,419	Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	268
45	Series 2009-47, Class MT, 7.00%, 07/25/2039	48
523	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	114
295	Series 2009-62, Class HJ, 6.00%, 05/25/2039	316
49	Series 2009-63, Class P, 5.00%, 03/25/2037	51
182	Series 2009-69, PO, 09/25/2039	162
54	Series 2009-79, Class UA, 7.00%, 03/25/2038	60
187	Series 2009-84, Class WS, IF, IO, 4.28%, 10/25/2039 (z)	23
331	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	62
799	Series 2009-86, Class OT, PO, 10/25/2037	707
380	Series 2009-92, Class AD, 6.00%, 11/25/2039	410
147	Series 2009-99, Class SC, IF, IO, 4.56%, 12/25/2039 (z)	17
636	Series 2009-99, Class WA, 6.30%, 12/25/2039 (z)	702
1,645	Series 2009-103, Class MB, 3.53%, 12/25/2039 (z)	1,758
425	Series 2009-112, Class ST, IF, IO, 4.63%, 01/25/2040 (z)	56
276	Series 2009-113, Class FB, 2.17%, 01/25/2040 (z)	278
1,534	Series 2010-1, Class WA, 6.22%, 02/25/2040 (z)	1,712

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,168	Series 2010-16, Class WA, 6.44%, 03/25/2040 (z)	1,319
2,361	Series 2010-16, Class WB, 6.21%, 03/25/2040 (z)	2,642
369	Series 2010-23, Class KS, IF, IO, 5.48%, 02/25/2040 (z)	38
407	Series 2010-35, Class SB, IF, IO, 4.80%, 04/25/2040 (z)	52
239	Series 2010-39, Class OT, PO, 10/25/2035	211
382	Series 2010-40, Class FJ, 2.22%, 04/25/2040 (z)	385
155	Series 2010-42, Class S, IF, IO, 4.78%, 05/25/2040 (z)	23
692	Series 2010-43, Class FD, 2.22%, 05/25/2040 (z)	700
635	Series 2010-49, Class SC, IF, 9.42%, 03/25/2040 (z)	705
484	Series 2010-61, Class WA, 5.97%, 06/25/2040 (z)	532
1,742	Series 2010-68, Class SA, IF, IO, 3.38%, 07/25/2040 (z)	176
1,085	Series 2010-103, Class ME, 4.00%, 09/25/2040	1,101
931	Series 2010-103, Class SB, IF, IO, 4.48%, 11/25/2049 (z)	96
1,974	Series 2010-111, Class AM, 5.50%, 10/25/2040	2,115
154	Series 2010-123, Class FL, 2.05%, 11/25/2040 (z)	155
1,872	Series 2010-125, Class SA, IF, IO, 2.82%, 11/25/2040 (z)	113
2,721	Series 2010-130, Class CY, 4.50%, 11/25/2040	2,887
3,440	Series 2010-147, Class SA, IF, IO, 4.91%, 01/25/2041 (z)	570
243	Series 2010-148, Class MA, 4.00%, 02/25/2039	248
302	Series 2011-2, Class WA, 5.83%, 02/25/2051 (z)	319
1,674	Series 2011-20, Class MW, 5.00%, 03/25/2041	1,801
2,191	Series 2011-21, Class CV, 4.50%, 09/25/2026	2,225
1,714	Series 2011-30, Class LS, IO, 1.50%, 04/25/2041 (z)	86
2,000	Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,197
488	Series 2011-43, Class WA, 5.81%, 05/25/2051 (z)	531

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
771		Series 2011-47, Class ZA, 5.50%, 07/25/2038	834
592		Series 2011-58, Class WA, 5.43%, 07/25/2051 (z)	636
280		Series 2011-75, Class FA, 2.17%, 08/25/2041 (z)	284
1,556		Series 2011-118, Class LB, 7.00%, 11/25/2041	1,773
2,668		Series 2011-118, Class MT, 7.00%, 11/25/2041	3,041
2,611		Series 2011-118, Class NT, 7.00%, 11/25/2041	2,933
1,261		Series 2012-21, Class WA, 5.61%, 03/25/2052 (z)	1,365
1,148		Series 2012-58, Class FA, 2.12%, 03/25/2039 (z)	1,155
2,563		Series 2012-99, Class BY, 2.50%, 09/25/2042	2,268
532		Series 2013-2, Class LZ, 3.00%, 02/25/2043	491
4,672		Series 2013-4, Class AJ, 3.50%, 02/25/2043	4,673
2,677		Series 2013-92, PO, 09/25/2043	2,078
2,702		Series 2013-101, Class DO, PO, 10/25/2043	2,086
4,651		Series 2013-135, PO, 01/25/2044	3,562
928		Series 2014-44, Class B, 2.50%, 08/25/2034	854
1,185		Series 2015-85, Class HD, 3.00%, 11/25/2045	1,058
3,563		Series 2015-91, Class AC, 7.50%, 12/25/2036 (z)	3,947
15		Series G92-7, Class JQ, 8.50%, 01/25/2022	16
—	(h)	Series G92-12, Class B, 7.70%, 02/25/2022	—	(h)
2		Series G92-14, Class Z, 7.00%, 02/25/2022	2
—	(h)	Series G92-27, Class SQ, HB, IF, 9,999.88%, 05/25/2022 (z)	—	(h)
4		Series G92-42, Class Z, 7.00%, 07/25/2022	4
2		Series G92-44, Class ZQ, 8.00%, 07/25/2022	2
15		Series G92-54, Class ZQ, 7.50%, 09/25/2022	16
43		Series G92-61, Class Z, 7.00%, 10/25/2022	46
4		Series G92-62, Class B, PO, 10/25/2022	4
29		Series G93-1, Class KA, 7.90%, 01/25/2023	31
20		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	21
176		Series G94-7, Class PJ, 7.50%, 05/17/2024	191
38		Series G97-2, Class ZA, 8.50%, 02/17/2027	43

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		FNMA REMIC Trust,
660		Series 2001-W3, Class A, 7.00%, 09/25/2041 (z)	700
2,351		Series 2002-W10, IO, 0.91%, 08/25/2042 (z)	56
264		Series 2003-W1, Class 1A1, 5.44%, 12/25/2042 (z)	277
168		Series 2003-W1, Class 2A, 6.04%, 12/25/2042 (z)	185
38		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	43
1,120		Series 2004-W4, Class A7, 5.50%, 06/25/2034	1,179
616		Series 2004-W11, Class 1A1, 6.00%, 05/25/2044	694
218		Series 2006-W3, Class 1AF1, 1.86%, 10/25/2046 (z)	218
276		Series 2006-W3, Class 2A, 6.00%, 09/25/2046	310
342		Series 2007-W2, Class 1A1, 1.94%, 03/25/2037 (z)	342
163		Series 2007-W3, Class 1A3, 6.75%, 04/25/2037	179
28		Series 2007-W7, Class 1A4, HB, IF, 29.46%, 07/25/2037 (z)	37
1,629		Series 2009-W1, Class A, 6.00%, 12/25/2049	1,806
		FNMA STRIPS,
108		Series 213, Class 2, IO, 8.00%, 03/25/2023	17
145		Series 218, Class 2, IO, 7.50%, 04/25/2023	19
4		Series 265, Class 2, 9.00%, 03/25/2024	5
8		Series 285, Class 1, PO, 02/25/2027	8
292		Series 293, Class 1, PO, 12/25/2024	273
143		Series 300, Class 1, PO, 09/25/2024	134
212		Series 331, Class 13, IO, 7.00%, 11/25/2032	44
5		Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
8		Series 339, Class 21, IO, 4.50%, 08/25/2018	—	(h)
—	(h)	Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
106		Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	19
31		Series 345, Class 24, IO, 5.00%, 08/25/2022 (z)	—	(h)
232		Series 351, Class 7, IO, 5.00%, 04/25/2034 (z)	47
290		Series 356, Class 3, IO, 5.00%, 01/25/2035	50

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
178	Series 356, Class 39, IO, 5.00%, 01/25/2020	5
373	Series 365, Class 8, IO, 5.50%, 05/25/2036	85
16	Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(h)
2,275	Series 373, Class 1, PO, 07/25/2036	1,947
135	Series 374, Class 5, IO, 5.50%, 08/25/2036	31
322	Series 383, Class 32, IO, 6.00%, 01/25/2038	70
66	Series 393, Class 6, IO, 5.50%, 04/25/2037	12
	FNMA Trust,
287	Series 2003-W2, Class 1A1, 6.50%, 07/25/2042	325
239	Series 2003-W8, Class 2A, 7.00%, 10/25/2042	272
241	Series 2003-W8, Class 3F1, 2.02%, 05/25/2042 (z)	238
361	Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	410
307	Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	344
612	Series 2005-W3, Class 2AF, 1.84%, 03/25/2045 (z)	609
239	Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	262
1,614	Series 2005-W4, Class 3A, 3.30%, 06/25/2045 (z)	1,709
335	Series 2006-W2, Class 1AF1, 1.84%, 02/25/2046 (z)	334
	GMACM Mortgage Loan Trust,
596	Series 2003-AR2, Class 2A4, 3.90%, 12/19/2033 (z)	594
32	Series 2003-J8, Class A, 5.25%, 12/25/2033	33
925	Series 2005-AR3, Class 3A4, 3.80%, 06/19/2035 (z)	910
	GNMA,
331	Series 1994-7, Class PQ, 6.50%, 10/16/2024	352
120	Series 1999-4, Class ZB, 6.00%, 02/20/2029	120
66	Series 2000-9, Class Z, 8.00%, 06/20/2030	76
296	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	336
259	Series 2000-21, Class Z, 9.00%, 03/16/2030	263
20	Series 2000-36, Class HC, 7.33%, 11/20/2030	23
8	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

429	Series 2001-21, Class PE, 6.50%, 05/16/2031	482
85	Series 2001-31, Class SJ, HB, IF, 22.43%, 02/20/2031 (z)	125
69	Series 2001-35, Class SA, IF, IO, 6.66%, 08/16/2031 (z)	1
73	Series 2001-36, Class S, IF, IO, 6.46%, 08/16/2031 (z)	17
282	Series 2002-4, Class TD, 7.00%, 01/20/2032	316
235	Series 2002-24, Class AG, IF, IO, 6.36%, 04/16/2032 (z)	35
66	Series 2002-24, Class SB, IF, 9.54%, 04/16/2032 (z)	74
206	Series 2002-24, Class Z, 8.50%, 04/16/2032	240
355	Series 2002-31, Class SE, IF, IO, 5.91%, 04/16/2030 (z)	40
13	Series 2002-33, Class SY, IF, 9.00%, 02/26/2023 (z)	15
47	Series 2002-41, Class LS, IF, 9.00%, 06/16/2032 (z)	57
81	Series 2002-45, Class QE, 6.50%, 06/20/2032	90
101	Series 2002-47, Class PG, 6.50%, 07/16/2032	115
433	Series 2003-11, Class SK, IF, IO, 6.11%, 02/16/2033 (z)	53
11	Series 2003-24, PO, 03/16/2033	10
387	Series 2003-41, Class ID, IO, 5.50%, 05/20/2033	74
30	Series 2003-90, PO, 10/20/2033	26
455	Series 2003-112, Class SA, IF, IO, 4.96%, 12/16/2033 (z)	66
107	Series 2004-28, Class S, IF, 15.30%, 04/16/2034 (z)	135
154	Series 2004-46, Class AO, PO, 06/20/2034	132
38	Series 2004-71, Class ST, IF, 7.00%, 09/20/2034 (z)	40
66	Series 2004-73, Class AE, IF, 11.58%, 08/17/2034 (z)	72
1,457	Series 2004-73, Class JL, IF, IO, 4.96%, 09/16/2034 (z)	213
480	Series 2004-90, Class SI, IF, IO, 4.51%, 10/20/2034 (z)	66
79	Series 2005-24, Class ST, IF, 7.50%, 01/17/2034 (z)	80
89	Series 2005-26, Class VI, IO, 5.50%, 01/20/2035	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
86	Series 2005-35, Class FL, 1.94%, 03/20/2032 (z)	86
1,519	Series 2005-58, Class NI, IO, 5.50%, 08/20/2035	294
169	Series 2005-68, Class DP, IF, 12.61%, 06/17/2035 (z)	193
914	Series 2005-68, Class KI, IF, IO, 4.71%, 09/20/2035 (z)	117
1,113	Series 2005-72, Class AZ, 5.50%, 09/20/2035	1,188
380	Series 2005-85, IO, 5.50%, 11/16/2035	85
162	Series 2006-16, Class OP, PO, 03/20/2036	145
96	Series 2006-34, PO, 07/20/2036	85
286	Series 2006-38, Class SW, IF, IO, 4.91%, 06/20/2036 (z)	20
127	Series 2006-59, Class SD, IF, IO, 5.11%, 10/20/2036 (z)	15
865	Series 2007-17, Class JI, IF, IO, 5.22%, 04/16/2037 (z)	125
119	Series 2007-17, Class JO, PO, 04/16/2037	101
86	Series 2007-25, Class FN, 1.89%, 05/16/2037 (z)	86
462	Series 2007-26, Class SC, IF, IO, 4.61%, 05/20/2037 (z)	56
22	Series 2007-28, Class BO, PO, 05/20/2037	18
514	Series 2007-31, Class AO, PO, 05/16/2037	461
24	Series 2007-36, Class HO, PO, 06/16/2037	22
489	Series 2007-36, Class SE, IF, IO, 4.88%, 06/16/2037 (z)	65
649	Series 2007-36, Class SG, IF, IO, 4.88%, 06/20/2037 (z)	103
462	Series 2007-40, Class SD, IF, IO, 5.16%, 07/20/2037 (z)	63
460	Series 2007-42, Class SB, IF, IO, 5.16%, 07/20/2037 (z)	60
185	Series 2007-45, Class QA, IF, IO, 5.05%, 07/20/2037 (z)	24
305	Series 2007-50, Class AI, IF, IO, 5.18%, 08/20/2037 (z)	43
61	Series 2007-53, Class SW, IF, 15.42%, 09/20/2037 (z)	75
464	Series 2007-57, PO, 03/20/2037	412
14	Series 2007-71, Class SB, IF, IO, 5.11%, 07/20/2036 (z)	—	(h)
1,128	Series 2007-74, Class SL, IF, IO, 4.95%, 11/16/2037 (z)	126
352	Series 2007-76, Class SA, IF, IO, 4.94%, 11/20/2037 (z)	48

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

510	Series 2007-79, Class SY, IF, IO, 4.96%, 12/20/2037 (z)	72
66	Series 2008-1, PO, 01/20/2038	55
253	Series 2008-2, Class MS, IF, IO, 5.57%, 01/16/2038 (z)	38
202	Series 2008-10, Class S, IF, IO, 4.24%, 02/20/2038 (z)	21
864	Series 2008-13, Class PI, IO, 5.50%, 02/16/2038	182
111	Series 2008-20, PO, 09/20/2037	105
106	Series 2008-29, PO, 02/17/2033	100
388	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	46
184	Series 2008-33, Class XS, IF, IO, 6.11%, 04/16/2038 (z)	29
426	Series 2008-36, Class AY, 5.00%, 04/16/2023	433
450	Series 2008-36, Class SH, IF, IO, 4.71%, 04/20/2038 (z)	58
1,697	Series 2008-40, Class SA, IF, IO, 4.81%, 05/16/2038 (z)	235
222	Series 2008-55, Class SA, IF, IO, 4.61%, 06/20/2038 (z)	26
1,386	Series 2008-62, Class SA, IF, IO, 4.56%, 07/20/2038 (z)	198
86	Series 2008-71, Class SC, IF, IO, 4.41%, 08/20/2038 (z)	9
331	Series 2008-93, Class AS, IF, IO, 4.11%, 12/20/2038 (z)	34
869	Series 2008-95, Class DS, IF, IO, 5.71%, 12/20/2038 (z)	133
246	Series 2008-96, Class SL, IF, IO, 4.41%, 12/20/2038 (z)	24
275	Series 2009-6, Class SA, IF, IO, 4.51%, 02/16/2039 (z)	29
495	Series 2009-10, Class SA, IF, IO, 4.36%, 02/20/2039 (z)	51
66	Series 2009-10, Class SL, IF, IO, 4.91%, 03/16/2034 (z)	—	(h)
1,561	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	304
301	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	67
364	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	97
123	Series 2009-24, Class DS, IF, IO, 4.71%, 03/20/2039 (z)	4
214	Series 2009-25, Class SE, IF, IO, 6.01%, 09/20/2038 (z)	33

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
116	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	23
267	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	58
623	Series 2009-42, Class SC, IF, IO, 4.49%, 06/20/2039 (z)	73
326	Series 2009-43, Class SA, IF, IO, 4.36%, 06/20/2039 (z)	40
2,054	Series 2009-54, Class JZ, 5.50%, 07/20/2039	2,243
568	Series 2009-64, Class SN, IF, IO, 4.51%, 07/16/2039 (z)	57
121	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	13
466	Series 2009-67, Class SA, IF, IO, 4.46%, 08/16/2039 (z)	50
871	Series 2009-72, Class SM, IF, IO, 4.66%, 08/16/2039 (z)	113
316	Series 2009-79, Class OK, PO, 11/16/2037	279
582	Series 2009-102, Class SM, IF, IO, 4.81%, 06/16/2039 (z)	26
841	Series 2009-104, Class AB, 7.00%, 08/16/2039	919
940	Series 2009-106, Class AS, IF, IO, 4.81%, 11/16/2039 (z)	114
1,220	Series 2009-106, Class ST, IF, IO, 4.41%, 02/20/2038 (z)	157
610	Series 2009-121, Class VA, 5.50%, 11/20/2020	613
80	Series 2010-14, Class AO, PO, 12/20/2032	76
174	Series 2010-14, Class BO, PO, 11/20/2035	149
1,155	Series 2010-14, Class CO, PO, 08/20/2035	1,002
125	Series 2010-14, Class QP, 6.00%, 12/20/2039	126
1,360	Series 2010-41, Class WA, 5.82%, 10/20/2033 (z)	1,497
701	Series 2010-103, Class WA, 5.72%, 08/20/2034 (z)	764
749	Series 2010-129, Class AW, 6.07%, 04/20/2037 (z)	814
657	Series 2010-130, Class CP, 7.00%, 10/16/2040	740
1,903	Series 2010-157, Class OP, PO, 12/20/2040	1,563
1,854	Series 2011-22, Class WA, 5.92%, 02/20/2037 (z)	2,054
2,276	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	2,532
2,887	Series 2011-137, Class WA, 5.56%, 07/20/2040 (z)	3,157

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,202	Series 2011-163, Class WA, 5.86%, 12/20/2038 (z)	2,434
4,126	Series 2012-24, Class WA, 5.57%, 07/20/2041 (z)	4,538
4,603	Series 2012-52, Class WA, 6.15%, 04/20/2038 (z)	5,163
1,034	Series 2012-59, Class WA, 5.57%, 08/20/2038 (z)	1,140
5,247	Series 2012-138, Class PT, 3.97%, 11/16/2042 (z)	5,379
6,026	Series 2012-141, Class WA, 4.52%, 11/16/2041 (z)	6,376
5,976	Series 2012-141, Class WB, 3.97%, 09/16/2042 (z)	6,133
3,831	Series 2012-141, Class WC, 3.72%, 01/20/2042 (z)	3,901
1,238	Series 2012-H24, Class FG, 1.99%, 04/20/2060 (z)	1,240
58	Series 2012-H30, Class JA, 2.04%, 01/20/2060 (z)	58
25	Series 2012-H30, Class PA, 2.01%, 11/20/2059 (z)	25
2,180	Series 2013-26, Class AK, 4.65%, 09/20/2041 (z)	2,287
3,002	Series 2013-54, Class WA, 4.74%, 11/20/2042 (z)	3,165
882	Series 2013-75, Class WA, 5.21%, 06/20/2040 (z)	947
152	Series 2013-H01, Class FA, 1.65%, 01/20/2063	149
4,370	Series 2013-H01, Class JA, 1.88%, 01/20/2063 (z)	4,357
202	Series 2013-H02, Class HF, 1.86%, 11/20/2062 (z)	202
200	Series 2013-H03, Class FA, 1.86%, 08/20/2060 (z)	200
2,833	Series 2013-H04, Class SA, 1.98%, 02/20/2063 (z)	2,834
545	Series 2013-H05, Class FB, 1.96%, 02/20/2062 (z)	546
2,013	Series 2013-H07, Class GA, 2.03%, 03/20/2063 (z)	2,016
5,147	Series 2013-H07, Class HA, 1.97%, 03/20/2063 (z)	5,146
2,369	Series 2013-H07, Class MA, 2.11%, 04/20/2062 (z)	2,374
1,886	Series 2013-H08, Class BF, 1.96%, 03/20/2063 (z)	1,883
3,991	Series 2013-H08, Class FC, 2.01%, 02/20/2063 (z)	3,994

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
4,796	Series 2013-H09, Class HA, 1.65%, 04/20/2063	4,696
2,228	Series 2014-188, Class W, 4.63%, 10/20/2041 (z)	2,334
941	Series 2014-H17, Class FC, 2.06%, 07/20/2064 (z)	945
1,664	Series 2015-91, Class W, 5.26%, 05/20/2040 (z)	1,791
604	Series 2015-137, Class WA, 5.48%, 01/20/2038 (z)	659
5,333	Series 2015-H26, Class FG, 2.08%, 10/20/2065 (z)	5,359
4,249	Series 2015-H32, Class FH, 2.22%, 12/20/2065 (z)	4,296
9,227	Series 2016-90, Class LI, IO, 4.00%, 07/20/2046	1,810
4,614	Series 2016-H07, Class FA, 2.31%, 03/20/2066 (z)	4,683
8,802	Series 2016-H07, Class FQ, 2.26%, 03/20/2066 (z)	8,915
2,228	Series 2016-H11, Class FD, 2.20%, 05/20/2066 (z)	2,244
8,171	Series 2016-H13, Class FD, 1.60%, 05/20/2066 (z)	8,198
5,623	Series 2016-H13, Class FT, 2.14%, 05/20/2066 (z)	5,637
8,016	Series 2016-H16, Class FC, 2.11%, 07/20/2066 (z)	8,056
5,686	Series 2016-H17, Class FC, 2.39%, 08/20/2066 (z)	5,767
1,785	Series 2016-H26, Class FC, 2.56%, 12/20/2066 (z)	1,826
2,153	Series 2017-99, Class PT, 6.02%, 08/20/2044 (z)	2,392
7,146	Series 2017-H08, Class XI, IO, 2.12%, 03/20/2067 (z)	964
19,038	Series 2017-H11, Class XI, IO, 2.03%, 05/20/2067 (z)	2,424
10,084	Series 2017-H14, Class AI, IO, 2.07%, 06/20/2067 (z)	1,176
8,490	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	909
3,365	Goodgreen Trust, Series 2017-R1, 5.00%, 10/20/2051 (bb)	3,316
	GSMPS Mortgage Loan Trust,
360	Series 2001-2, Class A, 7.50%, 06/19/2032 (e) (z)	358
166	Series 2004-4, Class 1AF, 2.02%, 06/25/2034 (e) (z)	150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

327	Series 2005-RP2, Class 1AF, 1.97%, 03/25/2035 (e) (z)	300
1,994	Series 2005-RP3, Class 1AF, 1.97%, 09/25/2035 (e) (z)	1,792
906	Series 2005-RP3, Class 1AS, IO, 3.03%, 09/25/2035 (e) (z) (bb)	66
1,912	Series 2006-RP2, Class 1AS2, IF, IO, 4.53%, 04/25/2036 (e) (z)	208
	GSR Mortgage Loan Trust,
85	Series 2003-13, Class 1A1, 3.41%, 10/25/2033 (z)	87
17	Series 2003-6F, Class A2, 2.02%, 09/25/2032 (z)	17
375	Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	386
37	Series 2004-3F, Class 3A8, 13.50%, 02/25/2034	44
533	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	548
554	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	571
271	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	279
84	Series 2005-5F, Class 8A3, 2.12%, 06/25/2035 (z)	80
862	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	911
149	Series 2006-1F, Class 1AP, PO, 02/25/2036 (bb)	123
2,725	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	2,347
3,325	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	3,282
2,071	HERO Funding III, (Cayman Islands), Series 2017-1A, Class A, 3.50%, 09/21/2043 (e) (bb)	1,944
120	Impac CMB Trust, Series 2005-2, Class 2M1, 2.40%, 04/25/2035 (z) (bb)	108
520	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.44%, 01/25/2032	533
502	Impac Secured Assets Trust, Series 2006-2, Class 2A1, 1.97%, 08/25/2036 (z)	493
157	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, 3.42%, 03/25/2036 (z)	141
	JP Morgan Mortgage Trust,
202	Series 2004-A3, Class 4A1, 3.85%, 07/25/2034 (z)	208

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
163	Series 2004-A4, Class 1A1, 3.82%, 09/25/2034 (z)	167
28	Series 2004-S1, Class 1A7, 5.00%, 09/25/2034	29
409	Series 2005-A1, Class 3A4, 3.71%, 02/25/2035 (z)	420
547	Series 2006-A2, Class 4A1, 3.72%, 08/25/2034 (z)	553
461	Series 2006-A2, Class 5A2, 3.59%, 11/25/2033 (z)	470
834	Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (z)	849
177	Series 2006-A3, Class 6A1, 3.50%, 08/25/2034 (z)	177
245	Series 2007-A1, Class 5A2, 3.69%, 07/25/2035 (z)	252
	Lehman Mortgage Trust,
334	Series 2006-2, Class 1A1, 5.81%, 04/25/2036 (z)	305
184	Series 2007-6, Class 1A8, 6.00%, 07/25/2037	177
545	Series 2008-2, Class 1A6, 6.00%, 03/25/2038	419
	MASTR Adjustable Rate Mortgages Trust,
119	Series 2004-3, Class 4A2, 3.13%, 04/25/2034 (z)	112
28	Series 2004-4, Class 2A1, 3.27%, 05/25/2034 (z)	26
148	Series 2004-13, Class 2A1, 3.62%, 04/21/2034 (z)	152
773	Series 2004-13, Class 3A7, 3.46%, 11/21/2034 (z)	792
197	Series 2004-15, Class 3A1, 4.12%, 12/25/2034 (z)	193
	MASTR Alternative Loan Trust,
235	Series 2003-4, Class 2A1, 6.25%, 06/25/2033	245
88	Series 2003-8, Class 3A1, 5.50%, 12/25/2033	91
20	Series 2003-8, Class 5A1, 5.00%, 11/25/2018	21
84	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	86
73	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	64
236	Series 2004-3, Class 2A1, 6.25%, 04/25/2034	245
145	Series 2004-3, Class 30PO, PO, 04/25/2034 (bb)	121

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

102	Series 2004-3, Class 30X1, IO, 6.00%, 04/25/2034 (bb)	21
189	Series 2004-5, Class 30PO, PO, 06/25/2034 (bb)	170
76	Series 2004-5, Class 30X1, IO, 6.00%, 06/25/2034 (bb)	14
86	Series 2004-6, Class 30X1, IO, 5.50%, 07/25/2034 (bb)	18
738	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	756
55	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	46
266	Series 2004-7, Class AX1, IO, 5.50%, 08/25/2034 (bb)	49
35	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	35
1,433	Series 2005-3, Class AX2, IO, 6.00%, 04/25/2035 (bb)	261
	MASTR Asset Securitization Trust,
1	Series 2003-11, Class 15PO, PO, 12/25/2018 (bb)	1
52	Series 2003-12, Class 6A1, 5.00%, 12/25/2033	52
17	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	15
22	Series 2004-3, PO, 03/25/2034 (bb)	20
11	Series 2004-4, Class 3A1, 4.50%, 04/25/2019	11
8	Series 2004-8, PO, 08/25/2019 (bb)	8
7	Series 2004-8, Class 1A1, 4.75%, 08/25/2019	7
11	Series 2004-9, Class 5A1, 5.25%, 09/25/2019	11
132	Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	135
1,813	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 1.97%, 05/25/2035 (e) (z)	1,514
180	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e)	145
	Merrill Lynch Mortgage Investors Trust,
199	Series 2003-A, Class 2A2, 2.99%, 03/25/2028 (z)	199
315	Series 2003-A5, Class 2A6, 3.50%, 08/25/2033 (z)	324
701	Series 2003-E, Class A1, 2.24%, 10/25/2028 (z)	685
1,198	Series 2003-F, Class A1, 2.26%, 10/25/2028 (z)	1,186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
370		Series 2004-1, Class 2A1, 3.30%, 12/25/2034 (z)	372
458		Series 2004-A4, Class A2, 3.27%, 08/25/2034 (z)	469
470		Series 2004-D, Class A2, 2.89%, 09/25/2029 (z)	453
251		Series 2004-E, Class A2A, 2.19%, 11/25/2029 (z)	251
40		Series 2005-A1, Class 3A, 3.75%, 12/25/2034 (z)	41
113		Merrill Lynch Mortgage Investors Trust MLMI, Series 2003-A4, Class 2A, 3.57%, 07/25/2033 (z)	111
1		ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	1
482		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	508
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 13,182.88%, 04/20/2021 (z)	—	(h)
122		MortgageIT Trust, Series 2005-5, Class A1, 1.88%, 12/25/2035 (z)	121
373		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	378
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
78		Series 2003-A1, Class A1, 5.50%, 05/25/2033	79
37		Series 2003-A1, Class A2, 6.00%, 05/25/2033	38
23		Series 2003-A1, Class A5, 7.00%, 04/25/2033	24
		Prime Mortgage Trust,
15		Series 2004-1, Class 2A3, 5.25%, 08/25/2034	15
385		Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	407
174		Series 2005-4, Class 2PO, PO, 10/25/2035 (bb)	96
199		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.58%, 05/25/2035 (z)	195
		RALI Trust,
1		Series 2003-QS3, Class A2, IF, 13.06%, 02/25/2018 (z)	1
7		Series 2003-QS9, Class A3, IF, IO, 5.93%, 05/25/2018 (z) (bb)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8	Series 2003-QS12, Class A2A, IF, IO, 5.98%, 06/25/2018 (z) (bb)	—	(h)
3	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)
34	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	34
28	Series 2003-QS18, Class A1, 5.00%, 09/25/2018	28
575	Series 2004-QA4, Class NB3, 09/25/2034 (z) (bb)	582
150	Series 2004-QA6, Class NB2, 3.81%, 12/26/2034 (z)	132
772	Series 2004-QS7, Class A4, 5.50%, 05/25/2034	788
934	Series 2005-QA6, Class A32, 4.57%, 05/25/2035 (z)	776
137	Series 2005-QA10, Class A31, 4.35%, 09/25/2035 (z)	122
252	Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	235
	RBSSP Resecuritization Trust,
492	Series 2009-1, Class 1A1, 6.50%, 02/26/2036 (e) (z)	515
64	Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	65
302	Series 2009-12, Class 1A1, 5.62%, 11/25/2033 (e) (z)	311
	RCO Trust,
3,774	Series 2017-INV1, Class A, 3.20%, 11/25/2052 (e) (z)	3,768
3,929	Series 2017-INV1, Class M1, 3.90%, 11/25/2052 (e) (z) (bb)	3,921
	Residential Asset Securitization Trust,
167	Series 2003-A5, Class A1, 5.50%, 06/25/2033	169
7	Series 2003-A14, Class A1, 4.75%, 02/25/2019	7
414	Series 2004-IP2, Class 1A1, 3.60%, 12/25/2034 (z)	421
2,762	Series 2005-A2, Class A4, IF, IO, 3.43%, 03/25/2035 (z)	190
1,155	Series 2005-A16, Class AX, IO, 5.75%, 02/25/2036 (bb)	251
429	Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	418
262	Series 2006-A6, Class 2A13, 6.00%, 07/25/2036	229
	RFMSI Trust,
2	Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	2

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
10	Series 2003-S16, Class A3, 5.00%, 09/25/2018	10
245	Series 2005-SA4, Class 1A1, 3.51%, 09/25/2035 (z)	220
	Sequoia Mortgage Trust,
495	Series 2003-1, Class 1A, 2.35%, 04/20/2033 (z)	486
817	Series 2004-8, Class A1, 2.29%, 09/20/2034 (z)	785
787	Series 2004-8, Class A2, 2.84%, 09/20/2034 (z)	776
1,928	Series 2004-9, Class A1, 2.27%, 10/20/2034 (z)	1,885
603	Series 2004-10, Class A1A, 2.21%, 11/20/2034 (z)	599
	Structured Asset Mortgage Investments II Trust,
882	Series 2004-AR5, Class 1A1, 2.25%, 10/19/2034 (z)	850
1,374	Series 2005-AR5, Class A3, 1.84%, 07/19/2035 (z)	1,336
1,040	Structured Asset Securities Corp., Series 2003-37A, Class 2A, 3.39%, 12/25/2033 (z)	1,043
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
352	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	358
145	Series 2003-33H, Class 1APO, PO, 10/25/2033 (bb)	132
325	Series 2003-34A, Class 3A3, 3.49%, 11/25/2033 (z)	327
801	Series 2004-5H, Class A4, 5.54%, 12/25/2033	820
	Thornburg Mortgage Securities Trust,
65	Series 2003-4, Class A1, 2.26%, 09/25/2043 (z)	63
64	Series 2004-1, Class II2A, 2.47%, 03/25/2044 (z) (bb)	63
	Vendee Mortgage Trust,
1,672	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	1,782
298	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	326
162	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	175
335	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	372
239	Series 1998-1, Class 2E, 7.00%, 03/15/2028	267

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	WaMu Mortgage Pass-Through Certificates Trust,
3	Series 2002-S8, Class 2A7, 5.25%, 01/25/2033	3
328	Series 2003-S1, Class A5, 5.50%, 04/25/2033	336
99	Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	102
2	Series 2003-S7, Class A1, 4.50%, 08/25/2018	2
12	Series 2003-S8, Class A6, 4.50%, 09/25/2018	12
786	Series 2003-S9, Class A8, 5.25%, 10/25/2033	803
18	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	16
370	Series 2003-AR7, Class A7, 3.13%, 08/25/2033 (z)	374
312	Series 2003-AR8, Class A, 3.23%, 08/25/2033 (z)	316
1,072	Series 2003-AR9, Class 1A6, 3.33%, 09/25/2033 (z)	1,097
307	Series 2003-AR9, Class 2A, 3.35%, 09/25/2033 (z)	310
759	Series 2003-AR11, Class A6, 3.36%, 10/25/2033 (z)	767
74	Series 2004-AR3, Class A1, 3.22%, 06/25/2034 (z)	76
504	Series 2004-AR3, Class A2, 3.22%, 06/25/2034 (z)	515
87	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	88
23	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	23
57	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	58
1,265	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	1,313
83	Series 2006-AR10, Class 2P, 3.39%, 09/25/2036 (z) (bb)	72
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
85	Series 2005-1, Class 1A1, 5.50%, 03/25/2035	84
4,449	Series 2005-2, Class 1A4, IF, IO, 3.43%, 04/25/2035 (z)	401
577	Series 2005-4, Class CB7, 5.50%, 06/25/2035	557
55	Series 2005-4, Class DP, PO, 06/25/2020 (bb)	53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
511	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	498
6,427	Series 2005-11, Class A4, IF, IO, 3.33%, 01/25/2036 (z) (bb)	592
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
323	Series 2004-RA2, Class 2A, 7.00%, 07/25/2033	351
6	Series 2004-RA4, Class 1P, PO, 04/25/2019 (bb)	6
	Wells Fargo Mortgage-Backed Securities Trust,
672	Series 2003-G, Class A1, 3.37%, 06/25/2033 (z)	679
128	Series 2003-K, Class 1A1, 3.56%, 11/25/2033 (z)	129
35	Series 2003-K, Class 1A2, 3.56%, 11/25/2033 (z)	36
79	Series 2004-B, Class A1, 3.74%, 02/25/2034 (z)	80
384	Series 2004-EE, Class 2A1, 3.45%, 12/25/2034 (z)	390
48	Series 2004-EE, Class 2A2, 3.45%, 12/25/2034 (z)	49
250	Series 2004-EE, Class 3A1, 3.79%, 12/25/2034 (z)	259
692	Series 2004-I, Class 1A1, 3.68%, 07/25/2034 (z)	707
1,298	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	1,331
47	Series 2004-Q, Class 1A3, 3.60%, 09/25/2034 (z)	48
1,141	Series 2004-S, Class A1, 3.52%, 09/25/2034 (z)	1,166
1,104	Series 2004-U, Class A1, 3.64%, 10/25/2034 (z)	1,110
283	Series 2004-V, Class 1A1, 3.56%, 10/25/2034 (z)	287
56	Series 2005-9, Class 1APO, PO, 10/25/2035	52
310	Series 2005-AR8, Class 2A1, 3.74%, 06/25/2035 (z)	317
217	Series 2005-AR16, Class 2A1, 3.81%, 02/25/2034 (z)	222
385	Series 2007-7, Class A7, 6.00%, 06/25/2037	383
277	Series 2007-11, Class A14, 6.00%, 08/25/2037	271
106	GNMA, Series 2006-22, Class AO, PO, 05/20/2036	95

	Total Collateralized Mortgage Obligations (Cost $513,532)	519,751

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 13.3%
3,655	Access PT Funding Trust, Series 2016-1, 7.00%, 02/15/2023 (bb)	3,650
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	1,109
1,000	Series 2014-520M, Class A, 4.18%, 08/15/2046 (e) (z)	1,031
2,500	Series 2014-520M, Class C, 4.21%, 08/15/2046 (e) (z)	2,319
5,185	Series 2016-FR14, Class A, 3.07%, 02/27/2048 (e) (z)	4,846
	BAMLL Re-REMIC Trust,
3,000	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	2,652
4,500	Series 2014-FRR5, Class AK30, PO, 06/27/2045 (e)	3,458
3,585	Series 2014-FRR8, Class A, 2.22%, 11/26/2047 (e) (z)	2,941
2,795	Series 2015-FR11, Class A705, 1.82%, 09/27/2044 (e) (z)	2,752
4,500	Series 2015-FR11, Class AK25, 2.73%, 09/27/2045 (e) (z)	4,070
6,365	Series 2016-FR13, Class A, 1.69%, 08/27/2045 (e) (z)	5,515
1,985	Series 2016-FR16, Class A, 0.99%, 05/27/2021 (e) (z)	1,803
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	4,073
3,575	Series 2012-SHOW, Class E, 4.03%, 11/05/2036 (e) (z)	3,374
966	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	943
	Commercial Mortgage Trust,
243	Series 2006-GG7, Class AM, 5.79%, 07/10/2038 (z)	243
4,996	Series 2012-CR2, Class XA, IO, 1.66%, 08/15/2045 (z) (bb)	301
1,500	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	1,573
140,365	Series 2013-CR9, Class XB, IO, 0.22%, 07/10/2045 (e) (z) (bb)	1,573
1,247	Series 2013-SFS, Class A2, 2.99%, 04/12/2035 (e) (z)	1,219
1,500	Series 2014-CR19, Class A5, 3.80%, 08/10/2047	1,534
2,500	Series 2014-TWC, Class A, 2.43%, 02/13/2032 (e) (z)	2,502

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,542	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	1,566
1,562	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	1,590
	CSAIL Commercial Mortgage Trust,
7,969	Series 2017-CX10, Class UESB, 4.24%, 11/15/2027 (e) (bb)	7,966
1,000	Series 2017-CX10, Class UESC, 4.24%, 11/15/2027 (e) (z)	988
1,700	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e) (bb)	1,631
1,584	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 3.00%, 06/10/2034 (e)	1,545
	FHLMC Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, 3.32%, 02/25/2023 (z)	2,598
1,848	Series K065, Class A2, 3.24%, 04/25/2027	1,843
993	Series K065, Class AM, 3.33%, 05/25/2027	991
1,529	Series K070, Class A2, 3.30%, 11/25/2027 (z)	1,529
397	Series KJ02, Class A2, 2.60%, 09/25/2020	396
4,358	Series KJ07, Class A2, 2.31%, 12/25/2022	4,240
2,381	Series KJ08, Class A2, 2.36%, 08/25/2022	2,334
2,069	Series KJ09, Class A2, 2.84%, 09/25/2022	2,057
321	Series KPLB, Class A, 2.77%, 05/25/2025	313
2,000	Series KS01, Class A2, 2.52%, 01/25/2023	1,969
	FNMA ACES,
2,678	Series 2010-M1, Class A2, 4.45%, 09/25/2019	2,726
9,236	Series 2011-M2, Class A3, 3.76%, 04/25/2021	9,460
5,000	Series 2011-M4, Class A2, 3.73%, 06/25/2021	5,122
2,500	Series 2014-M3, Class A2, 3.47%, 01/25/2024 (z)	2,559
1,640	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	1,643
2,310	Series 2015-M2, Class A3, 3.05%, 12/25/2024 (z)	2,306
3,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	2,934
1,230	Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,192
7,777	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	7,648
3,091	Series 2015-M13, Class A2, 2.71%, 06/25/2025 (z)	3,014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,000	Series 2016-M2, Class AV2, 2.15%, 01/25/2023	4,830
4,500	Series 2016-M6, Class A2, 2.49%, 05/25/2026	4,257
10,000	Series 2017-M3, Class A2, 2.49%, 12/25/2026 (z)	9,382
2,689	Series 2017-M5, Class A2, 3.30%, 04/25/2029	2,642
2,860	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	2,805
2,962	Series 2017-M12, Class A2, 3.08%, 06/25/2027 (z)	2,908
3,875	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	3,721
7,200	FORT CRE LLC, Series 2016-1A, Class D, 7.47%, 05/21/2036 (e) (z)	7,308
	FREMF Mortgage Trust,
1,143	Series 2013-K28, Class C, 3.49%, 06/25/2046 (e) (z) (bb)	1,103
3,099	Series 2014-K39, Class C, 4.16%, 08/25/2047 (e) (z) (bb)	3,022
2,125	Series 2014-K40, Class C, 4.07%, 11/25/2047 (e) (z) (bb)	2,062
1,830	Series 2014-K41, Class C, 3.83%, 11/25/2047 (e) (z) (bb)	1,788
2,510	Series 2015-K44, Class B, 3.68%, 01/25/2048 (e) (z) (bb)	2,457
5,075	Series 2015-K45, Class B, 3.59%, 04/25/2048 (e) (z) (bb)	5,006
3,000	Series 2015-K46, Class C, 3.70%, 04/25/2048 (e) (z) (bb)	2,852
5,545	Series 2015-K48, Class B, 3.64%, 08/25/2048 (e) (z) (bb)	5,396
5,000	Series 2015-K48, Class C, 3.64%, 08/25/2048 (e) (z)	4,730
3,000	Series 2015-K49, Class C, 3.72%, 10/25/2048 (e) (z)	2,851
2,100	Series 2015-K50, Class B, 3.78%, 10/25/2048 (e) (z) (bb)	2,088
1,000	Series 2015-K51, Class B, 3.95%, 10/25/2048 (e) (z) (bb)	1,005
6,000	Series 2015-K720, Class B, 3.39%, 07/25/2022 (e) (z) (bb)	5,876
1,902	Series 2016-K59, Class B, 3.58%, 11/25/2049 (e) (z) (bb)	1,848
5,250	Series 2016-K722, Class B, 3.84%, 07/25/2049 (e) (z)	5,221
2,507	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, 1.30%, 06/05/2031 (e) (z) (bb)	268
2,579	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, 0.87%, 11/10/2039 (e) (z) (bb)	—	(h)
	JP Morgan Chase Commercial Mortgage Securities Trust,
13,195	Series 2006-CB15, Class X1, IO, 0.26%, 06/12/2043 (z) (bb)	14
600	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	603
	JPMCC Re-REMIC Trust,
6,900	Series 2014-FRR1, Class A707, 4.35%, 01/27/2047 (e)	6,868
1,000	Series 2014-FRR1, Class B702, 4.23%, 04/27/2044 (e)	997
1,500	Series 2014-FRR1, Class BK10, 2.55%, 11/27/2049 (e) (z)	1,418
3,500	Series 2015-FRR2, Class AK36, 2.29%, 12/27/2046 (e) (z)	3,048
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	2,706
2,612	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class XCL, IO, 0.39%, 02/15/2041 (e) (z) (bb)	—	(h)
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	1,018
	Morgan Stanley Capital I Trust,
992	Series 2011-C3, Class A3, 4.05%, 07/15/2049	1,010
1,025	Series 2012-C4, Class A3, 2.99%, 03/15/2045	1,028
	Morgan Stanley Re-REMIC Trust,
911	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	911
2,006	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	1,915
	PFP Ltd., (Cayman Islands),
219	Series 2015-2, Class A, 3.04%, 07/14/2034 (e) (z)	219
704	Series 2015-2, Class C, 4.84%, 07/14/2034 (e) (z) (bb)	708
487	Series 2015-2, Class D, 5.59%, 07/14/2034 (e) (z) (bb)	488
2,475	RAIT Trust, Series 2015-FL5, Class B, 5.48%, 01/15/2031 (e) (z) (bb)	2,477
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	2,080

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

981	Resource Capital Corp. Ltd., (Cayman Islands), Series 2015-CRE4, Class B, 4.59%, 08/15/2032 (e) (z) (bb)	971
6,359	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, 2.08%, 05/10/2045 (e) (z)	440
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	3,001
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,319
10,962	Series 2012-C2, Class XA, IO, 1.34%, 05/10/2063 (e) (z) (bb)	519
857	Series 2013-C6, Class A4, 3.24%, 04/10/2046	857
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	2,957
2,500	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	2,541
5,572	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, 0.08%, 03/15/2045 (e) (z) (bb)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, 2.71%, 03/18/2028 (e) (z)	2,983
1,458	Series 2015-C30, Class A4, 3.66%, 09/15/2058	1,476
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	1,294
1,200	Series 2012-C6, Class A4, 3.44%, 04/15/2045	1,213
750	Series 2013-C11, Class D, 4.27%, 03/15/2045 (e) (z) (bb)	704

	Total Commercial Mortgage-Backed Securities (Cost $261,391)	261,350

Corporate Bond — 0.1%
	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
1,564	P Fin II LLC, (ICE LIBOR USD 1 Month + 4.35%), 5.94%, 05/20/2022 (aa) (bb) (Cost $1,564)	1,564

Mortgage-Backed Securities — 43.5%
	FHLMC,
90	ARM, 3.03%, 05/01/2037 (z)	93
96	ARM, 3.13%, 05/01/2036 (z)	101
45	ARM, 3.21%, 10/01/2036 (z)	46
103	ARM, 3.23%, 08/01/2036 (z)	107

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
193	ARM, 3.30%, 10/01/2036 (z)	202
44	ARM, 3.38%, 03/01/2035 (z)	46
160	ARM, 3.39%, 11/01/2036 (z)	166
300	ARM, 3.42%, 11/01/2036 (z)	315
97	ARM, 3.45%, 11/01/2036 (z)	101
37	ARM, 3.47%, 02/01/2037 (z)	38
87	ARM, 3.48%, 12/01/2033 (z)	92
287	ARM, 3.49%, 03/01/2037 (z)	301
68	ARM, 3.50%, 04/01/2034 (z)	71
28	ARM, 3.51%, 10/01/2037 (z)	30
135	ARM, 3.52%, 11/01/2036 (z)	141
68	ARM, 3.53%, 03/01/2036 (z)	71
102	ARM, 3.53%, 09/01/2036 (z)	107
9	ARM, 3.55%, 01/01/2030 (z)	10
60	ARM, 3.56%, 09/01/2037 (z)	63
69	ARM, 3.66%, 05/01/2038 (z)	72
48	ARM, 3.68%, 07/01/2037 (z)	51
97	ARM, 3.69%, 12/01/2035 (z)	103
103	ARM, 3.70%, 01/01/2035 (z)	108
236	ARM, 3.70%, 06/01/2036 (z)	250
109	ARM, 3.72%, 02/01/2037 (z)	114
71	ARM, 3.77%, 12/01/2036 (z)	75
4	ARM, 3.82%, 10/01/2036 (z)	4
103	ARM, 3.84%, 04/01/2038 (z)	108
44	ARM, 3.89%, 02/01/2037 (z)	46
172	ARM, 3.95%, 10/01/2036 (z)	182
50	ARM, 4.02%, 02/01/2037 (z)	54
95	ARM, 4.23%, 03/01/2036 (z)	102
	FHLMC Gold Pools, 15 Year, Single Family,
1	4.50%, 10/01/2018	2
194	5.50%, 02/01/2021 - 12/01/2022	201
34	6.00%, 04/01/2018 - 03/01/2022	34
31	6.50%, 02/01/2019 - 03/01/2022	32
	FHLMC Gold Pools, 20 Year, Single Family,
1,268	4.00%, 02/01/2032	1,314
673	5.50%, 05/01/2027 - 03/01/2028	730
324	6.50%, 01/01/2028	357
	FHLMC Gold Pools, 30 Year, Single Family,
8,631	3.00%, 04/01/2043	8,431
11,717	3.50%, 12/01/2045 - 07/01/2046	11,728
105	4.00%, 10/01/2033	108
2,977	4.50%, 05/01/2041	3,145
7,718	5.00%, 11/01/2035 - 06/01/2044	8,348
1,575	5.50%, 01/01/2033 - 03/01/2040	1,736
277	6.00%, 11/01/2028 - 12/01/2033	312
1,542	6.50%, 05/01/2024 - 03/01/2038	1,742

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

595		7.00%, 07/01/2029 - 10/01/2036	670
39		7.50%, 09/01/2038	46
16		8.50%, 08/01/2030	17
		FHLMC Gold Pools, FHA/VA,
519		7.50%, 01/01/2032 - 12/01/2036	575
87		10.00%, 10/01/2030	93
		FHLMC Gold Pools, Other,
19,887		3.50%, 10/01/2032 - 06/01/2043	20,072
21,059		4.00%, 09/01/2032 - 02/01/2046 (w)	21,775
2,955		4.50%, 01/01/2046	3,141
70		5.50%, 11/01/2035	72
840		6.00%, 02/01/2033 - 04/01/2036	887
1,792		6.50%, 11/01/2036 - 10/17/2038	1,992
8		10.50%, 07/20/2021	8
		FNMA,
7,329		ARM, 2.37%, 12/01/2025 (z)	7,311
3,528		ARM, 2.38%, 03/01/2022 (z)	3,530
5		ARM, 2.47%, 09/01/2027 (z)	5
—	(h)	ARM, 2.64%, 03/01/2019 (z)	—	(h)
331		ARM, 2.86%, 08/01/2034 (z)	338
91		ARM, 3.04%, 07/01/2033 (z)	93
144		ARM, 3.05%, 01/01/2033 (z)	148
1,013		ARM, 3.06%, 01/01/2035 (z)	1,048
96		ARM, 3.08%, 10/01/2034 (z)	99
174		ARM, 3.10%, 09/01/2036 (z)	181
79		ARM, 3.16%, 04/01/2034 (z)	82
293		ARM, 3.17%, 05/01/2035 (z)	303
91		ARM, 3.17%, 01/01/2036 (z)	95
151		ARM, 3.21%, 05/01/2034 (z)	159
117		ARM, 3.21%, 08/01/2034 (z)	124
181		ARM, 3.26%, 07/01/2033 (z)	190
75		ARM, 3.26%, 02/01/2035 (z)	78
91		ARM, 3.26%, 06/01/2035 (z)	94
192		ARM, 3.27%, 11/01/2033 (z)	200
147		ARM, 3.27%, 11/01/2037 (z)	152
113		ARM, 3.30%, 10/01/2034 (z)	118
197		ARM, 3.31%, 04/01/2035 (z)	208
92		ARM, 3.31%, 09/01/2035 (z)	96
176		ARM, 3.33%, 10/01/2034 (z)	184
79		ARM, 3.34%, 06/01/2034 (z)	83
91		ARM, 3.34%, 09/01/2034 (z)	96
90		ARM, 3.35%, 02/01/2035 (z)	94
170		ARM, 3.36%, 10/01/2034 (z)	180
179		ARM, 3.39%, 10/01/2036 (z)	187
20		ARM, 3.40%, 11/01/2033 (z)	21
61		ARM, 3.43%, 01/01/2034 (z)	64

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
130		ARM, 3.43%, 02/01/2034 (z)	137
67		ARM, 3.43%, 05/01/2035 (z)	70
221		ARM, 3.44%, 07/01/2037 (z)	231
43		ARM, 3.48%, 05/01/2035 (z)	45
198		ARM, 3.48%, 12/01/2037 (z)	207
220		ARM, 3.49%, 10/01/2034 (z)	234
71		ARM, 3.50%, 08/01/2034 (z)	75
160		ARM, 3.52%, 07/01/2036 (z)	168
99		ARM, 3.54%, 12/01/2036 (z)	104
111		ARM, 3.56%, 09/01/2033 (z)	117
90		ARM, 3.56%, 08/01/2036 (z)	94
437		ARM, 3.57%, 04/01/2035 (z)	461
356		ARM, 3.59%, 06/01/2036 - 07/01/2037 (z)	375
75		ARM, 3.64%, 11/01/2036 (z)	79
37		ARM, 3.68%, 12/01/2036 (z)	39
18		ARM, 3.79%, 01/01/2038 (z)	19
73		ARM, 3.83%, 10/01/2036 (z)	78
14		ARM, 3.99%, 03/01/2029 (z)	15
1,582		ARM, 4.07%, 03/01/2036 (z)	1,696
		FNMA, 15 Year, Single Family,
22		4.50%, 03/01/2019	22
241		5.00%, 06/01/2018 - 08/01/2024	250
192		5.50%, 11/01/2018 - 11/01/2023	198
65		6.00%, 07/01/2018 - 08/01/2021	66
222		6.50%, 08/01/2020 - 02/01/2024	232
20		7.00%, 11/01/2018 - 08/01/2021	20
		FNMA, 20 Year, Single Family,
4,541		3.50%, 12/01/2030 - 08/01/2032	4,596
2,670		4.00%, 01/01/2035	2,777
166		6.00%, 09/01/2029	185
393		6.50%, 05/01/2022 - 12/01/2027	437
7		7.50%, 09/01/2021	7
		FNMA, 30 Year, FHA/VA,
43		6.00%, 09/01/2033	47
1,811		6.50%, 02/01/2029 - 08/01/2039	2,009
82		7.00%, 10/01/2028 - 02/01/2033	89
28		8.00%, 06/01/2028	31
6		8.50%, 03/01/2030 - 06/01/2030	7
45		9.00%, 11/01/2024 - 06/01/2031	47
2		10.00%, 07/01/2019	2
—	(h)	10.50%, 11/01/2018	—	(h)
2		11.00%, 04/01/2019	2
		FNMA, 30 Year, Single Family,
10,474		3.00%, 07/01/2043 - 08/01/2043	10,245
13,594		3.50%, 03/01/2043 - 09/01/2046	13,608
27,005		4.00%, 08/01/2033 - 02/01/2048	27,872

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,305	4.50%, 05/01/2029 - 10/01/2047	3,497
653	5.00%, 06/01/2033 - 09/01/2035	707
1,866	5.50%, 11/01/2032 - 05/01/2040	2,076
2,107	6.00%, 12/01/2028 - 11/01/2038	2,372
1,440	6.50%, 11/01/2029 - 09/01/2038	1,622
4,776	7.00%, 04/01/2020 - 02/01/2039	5,455
1,558	7.50%, 08/01/2036 - 04/01/2039	1,869
427	8.00%, 03/01/2027 - 10/01/2036	494
68	8.50%, 12/01/2027 - 02/01/2030	73
3	9.50%, 07/01/2028	3
2	10.00%, 02/01/2024	2
	FNMA, Other,
3,919	2.15%, 01/01/2023	3,782
1,589	2.24%, 12/01/2022	1,540
7,741	2.34%, 12/01/2022 - 01/01/2023	7,533
4,177	2.37%, 11/01/2022	4,054
1,815	2.38%, 11/01/2022	1,774
681	2.40%, 01/01/2022	670
3,000	2.40%, 02/01/2023	2,924
3,163	2.42%, 12/01/2022	3,090
2,842	2.47%, 09/01/2022 - 11/01/2022	2,784
910	2.51%, 06/01/2023	891
10,980	2.53%, 10/01/2022 - 12/01/2022	10,797
2,000	2.55%, 10/01/2028	1,870
4,489	2.59%, 11/01/2021 - 10/01/2028	4,339
8,844	2.60%, 06/01/2022 - 09/01/2028	8,542
2,600	2.63%, 09/01/2021 - 11/01/2021	2,580
4,353	2.64%, 04/01/2023 - 08/01/2028	4,182
10,320	2.65%, 08/01/2022 - 03/01/2023	10,175
1,994	2.66%, 12/01/2022	1,967
9,067	2.67%, 07/01/2022 - 12/01/2028	8,817
4,020	2.69%, 12/01/2028	3,773
10,000	2.71%, 11/01/2028	9,457
6,199	2.75%, 03/01/2022 - 07/01/2022	6,172
7,000	2.76%, 06/01/2022	6,954
5,405	2.79%, 06/01/2022 - 06/01/2027	5,354
1,730	2.81%, 05/01/2027	1,677
9,197	2.83%, 07/01/2022 - 05/01/2027	9,042
1,670	2.84%, 01/01/2025	1,652
7,647	2.86%, 05/01/2022 - 08/01/2022	7,631
1,300	2.87%, 09/01/2027	1,257
1,510	2.89%, 01/01/2025	1,491
3,876	2.90%, 09/01/2022 - 12/01/2024	3,862
3,000	2.92%, 05/01/2030	2,858
3,586	2.94%, 05/01/2022	3,590
6,495	2.95%, 12/01/2024 - 11/01/2025	6,416

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,967	2.96%, 06/01/2030	1,900
4,165	2.97%, 12/01/2024 - 06/01/2030	4,047
3,000	2.98%, 06/01/2022	3,008
8,448	2.99%, 02/01/2022 - 05/01/2031	8,206
7,644	3.00%, 05/01/2022 - 08/01/2043	7,540
5,967	3.02%, 05/01/2022 - 06/01/2025	5,979
26,607	3.03%, 12/01/2021 - 06/01/2031	26,143
2,000	3.04%, 12/01/2024	1,996
1,819	3.07%, 02/01/2027	1,804
4,680	3.08%, 05/01/2022 - 06/01/2027	4,668
6,935	3.09%, 01/01/2022	6,983
6,895	3.10%, 09/01/2025 - 08/01/2029	6,778
4,000	3.11%, 12/01/2024	4,010
11,325	3.12%, 01/01/2022 - 06/01/2035	11,263
12,879	3.13%, 01/01/2022 - 06/01/2030	12,679
11,062	3.14%, 02/01/2022 - 12/01/2026	11,136
6,060	3.17%, 01/01/2029	5,950
5,159	3.20%, 02/01/2022 - 06/01/2030	5,173
2,405	3.23%, 11/01/2020	2,433
4,708	3.24%, 01/01/2022	4,765
10,076	3.24%, 10/01/2026 - 02/01/2032	9,909
4,423	3.25%, 02/01/2027	4,428
1,871	3.27%, 11/01/2020	1,894
9,922	3.28%, 10/01/2020 - 11/01/2030	9,862
6,851	3.29%, 10/01/2020 - 08/01/2026	6,909
1,005	3.30%, 07/01/2030	993
4,405	3.32%, 08/01/2030 - 04/01/2032	4,357
4,543	3.34%, 04/01/2029	4,556
2,970	3.35%, 01/01/2029	2,965
3,554	3.36%, 10/01/2020	3,607
4,909	3.37%, 11/01/2020 - 09/01/2030	4,961
680	3.38%, 10/01/2020	690
1,496	3.38%, 12/01/2023	1,522
4,066	3.39%, 12/01/2029 - 09/01/2030	4,060
7,608	3.43%, 09/01/2020 - 11/01/2021	7,737
2,242	3.46%, 04/01/2027	2,265
2,419	3.48%, 12/01/2020	2,460
8,344	3.49%, 09/01/2023 - 01/01/2032	8,485
43,167	3.50%, 02/01/2033 - 06/01/2046	43,347
2,139	3.54%, 12/01/2020	2,179
2,000	3.55%, 02/01/2030	2,028
1,482	3.57%, 11/01/2034	1,492
3,699	3.59%, 12/01/2020 - 08/01/2023	3,795
2,654	3.60%, 09/01/2020	2,708
2,368	3.61%, 11/01/2034	2,387
1,908	3.63%, 10/01/2029	1,948

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2,293		3.74%, 07/01/2020 - 07/01/2023	2,351
3,729		3.77%, 08/01/2021	3,835
5,000		3.77%, 12/01/2025	5,201
6,200		3.83%, 12/01/2021	6,408
1,744		3.84%, 09/01/2020	1,756
2,233		3.86%, 07/01/2021	2,301
2,908		3.87%, 01/01/2021	2,989
4,889		3.89%, 09/01/2021	5,041
3,347		3.93%, 07/01/2020 - 01/01/2021	3,435
4,000		3.94%, 07/01/2021	4,129
15,886		3.95%, 07/01/2020 - 07/01/2021	16,358
2,752		3.96%, 08/01/2020	2,821
5,442		3.97%, 06/01/2021 - 07/01/2021	5,616
1,792		3.99%, 07/01/2021	1,850
28,109		4.00%, 11/01/2033 - 05/01/2043	28,977
3,000		4.02%, 06/01/2021	3,102
1,600		4.04%, 10/01/2020	1,647
3,029		4.05%, 08/01/2021	3,136
7,814		4.06%, 07/01/2021	8,088
7,299		4.07%, 07/01/2020	7,499
2,149		4.07%, 10/01/2021	2,230
10,315		4.08%, 11/01/2026	10,702
2,132		4.16%, 03/01/2021	2,207
2,000		4.25%, 04/01/2021	2,079
675		4.28%, 01/01/2021	700
1,396		4.30%, 04/01/2021	1,452
1,399		4.30%, 06/01/2021	1,457
7,184		4.31%, 06/01/2021	7,484
2,573		4.33%, 02/01/2021 - 07/01/2021	2,680
9,000		4.34%, 06/01/2021	9,398
1,866		4.35%, 02/01/2021	1,940
2,303		4.38%, 04/01/2020	2,377
12,424		4.40%, 02/01/2020	12,763
5,805		4.48%, 02/01/2021 - 06/01/2021	6,045
3,022		4.55%, 08/01/2026	3,229
2,711		4.76%, 08/01/2026	2,920
3,421		4.97%, 02/01/2031	3,691
819		5.00%, 04/01/2022 - 01/01/2036	880
514		5.50%, 01/01/2033 - 04/01/2038	549
574		6.00%, 02/01/2036 - 11/01/2039	611
158		6.50%, 10/01/2035 - 06/01/2036	168
574		7.00%, 12/01/2036 - 11/01/2037	640
—	(h)	9.94%, 06/15/2021	—	(h)
—	(h)	11.00%, 08/20/2020	—	(h)
3		GNMA I, 15 Year, Single Family, 6.00%, 06/15/2018	3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	231

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	GNMA I, 30 Year, Single Family,
3,352	4.00%, 08/15/2046	3,475
48	6.38%, 08/15/2026	53
1,223	6.50%, 08/15/2022 - 04/15/2033	1,357
693	7.00%, 08/15/2023 - 03/15/2037	766
43	7.50%, 11/15/2022 - 01/15/2033	43
55	9.50%, 10/15/2024	58
	GNMA II, 30 Year, Single Family,
3,359	3.75%, 08/20/2046	3,419
1,871	4.00%, 03/20/2046	1,928
15,911	4.25%, 12/20/2044 - 01/20/2048	16,688
342	5.50%, 09/20/2039	379
1,486	6.00%, 08/20/2039	1,685
1,079	6.50%, 10/20/2033 - 01/20/2039	1,180
9	7.50%, 02/20/2028 - 09/20/2028	9
15	8.00%, 06/20/2026 - 10/20/2027	18
9	8.50%, 03/20/2025 - 05/20/2025	10
	GNMA II, Other,
1,526	3.75%, 12/20/2032	1,544
2,505	4.45%, 05/20/2063 (z)	2,582
1,823	4.46%, 05/20/2063 (z)	1,875
2,525	4.48%, 04/20/2063 (z)	2,606
70	6.00%, 11/20/2038	74

	Total Mortgage-Backed Securities (Cost $865,951)	855,658

U.S. Treasury Obligations — 2.7%
	U.S. Treasury Bonds,
1,800	3.63%, 08/15/2043	1,961
30,865	3.75%, 11/15/2043	34,314
200	4.38%, 02/15/2038	241
200	4.50%, 05/15/2038	245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury STRIPS Bonds,
15,000	2.84%, 05/15/2033 (n)	9,360
10,590	3.08%, 11/15/2032 (n)	6,721
750	3.23%, 02/15/2033 (n)	472
300	3.68%, 08/15/2031 (n)	198
150	6.41%, 11/15/2030 (n)	101

	Total U.S. Treasury Obligations (Cost $54,198)	53,613

Loan Assignments — 0.1% (cc)
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
1,956	Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.59%, 08/11/2022 (aa) (bb) (Cost $1,910)	1,932

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
24,729	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $24,732)	24,731

	Total Investments — 100.0% (Cost $1,967,386)	1,963,968
	Other Assets in Excess of Liabilities — 0.0% (g)	907

	NET ASSETS — 100.0%	$1,964,875

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 10.2%
15	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.42%, 12/27/2022 (e) (z)	15
	American Credit Acceptance Receivables Trust,
407	Series 2016-3, Class A, 1.70%, 11/12/2020 (e)	407
976	Series 2017-1, Class A, 1.72%, 06/15/2020 (e)	976
1,644	Series 2017-2, Class A, 1.84%, 07/13/2020 (e)	1,642
2,735	Series 2017-3, Class A, 1.82%, 03/10/2020 (e)	2,731
1,287	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/08/2020	1,285
	AmeriCredit Automobile Receivables Trust,
1,619	Series 2017-1, Class A2A, 1.51%, 05/18/2020	1,616
1,597	Series 2017-1, Class A3, 1.87%, 08/18/2021	1,579
1,134	Series 2017-2, Class A3, 1.98%, 12/20/2021	1,122
3,967	Series 2017-3, Class A3, 1.90%, 03/18/2022	3,912
5,405	Series 2017-3, Class B, 2.24%, 06/19/2023	5,323
35	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, 2.75%, 08/25/2032 (z) (bb)	34
1,744	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A2, 2.00%, 05/11/2020 (e)	1,733
564	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	564
	Bear Stearns Asset-Backed Securities Trust,
273	Series 2003-SD2, Class 2A, 3.62%, 06/25/2043 (z) (bb)	259
161	Series 2006-SD1, Class A, 1.99%, 04/25/2036 (z) (bb)	158
719	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	706
1,307	Capital Auto Receivables Asset Trust, Series 2016-2, Class A3, 1.46%, 06/22/2020	1,302
2,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.45%, 08/16/2021	1,991
	CarFinance Capital Auto Trust,
106	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	107
743	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	741

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,051	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/2021	1,039
	CarMax Auto Owner Trust,
363	Series 2014-4, Class A3, 1.25%, 11/15/2019	362
1,602	Series 2015-1, Class A3, 1.38%, 11/15/2019	1,600
2,072	Series 2017-3, Class A3, 1.97%, 04/15/2022	2,044
1,272	Series 2017-4, Class A3, 2.11%, 10/17/2022	1,253
2,881	Carnow Auto Receivables Trust, Series 2017-1A, Class A, 2.92%, 09/15/2022 (e)	2,870
1,184	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.98%, 06/25/2031 (bb)	1,187
	Chrysler Capital Auto Receivables Trust,
1,145	Series 2015-BA, Class A3, 1.91%, 03/16/2020 (e)	1,145
11,197	Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	11,175
3,500	Series 2016-AA, Class A4, 1.96%, 01/18/2022 (e)	3,483
1,101	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 05/15/2023 (e)	1,095
16	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.50%, 10/21/2019 (e)	16
4,022	CLUB Credit Trust, Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	4,014
	CNH Equipment Trust,
2,185	Series 2014-A, Class A4, 1.50%, 05/15/2020	2,183
1,010	Series 2016-B, Class A3, 1.63%, 08/15/2021	1,001
1,875	Series 2017-B, Class A3, 1.86%, 09/15/2022	1,846
5,606	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	5,502
	Continental Airlines Pass-Through Trust,
1,744	Series 2000-1, Class A-1, 8.05%, 11/01/2020	1,862
441	Series 2009-2, Class A, 7.25%, 11/10/2019	471
	CPS Auto Receivables Trust,
831	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	831
1,662	Series 2017-C, Class A, 1.78%, 09/15/2020 (e)	1,657
1,839	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	1,824

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,938	Series 2017-D, Class A, 1.87%, 03/15/2021 (e)	1,932
	Credit Acceptance Auto Loan Trust,
3,070	Series 2016-2A, Class A, 2.42%, 11/15/2023 (e)	3,068
3,041	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	3,027
3,299	Series 2017-2A, Class A, 2.55%, 02/17/2026 (e)	3,256
3,771	Series 2017-3A, Class A, 2.65%, 06/15/2026 (e)	3,716
1,077	Series 2018-1A, Class A, 3.01%, 02/16/2027 (e)	1,073
67	CSFB Mortgage-Backed Pass-Through Certificates, Series 2002-HE4, Class AF, SUB, 5.51%, 08/25/2032 (bb)	69
263	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.52%, 10/25/2034 (z)	259
	Delta Air Lines Pass-Through Trust,
1,816	Series 2002-1, Class G-1, 6.72%, 01/02/2023	1,982
907	Series 2007-1, Class A, 6.82%, 08/10/2022	1,012
	Drive Auto Receivables Trust,
1,481	Series 2017-2, Class A3, 1.82%, 06/15/2020	1,479
3,075	Series 2017-2, Class B, 2.25%, 06/15/2021	3,069
4,770	Series 2017-3, Class A2A, 1.65%, 08/15/2019	4,766
	DT Auto Owner Trust,
641	Series 2017-1A, Class A, 1.56%, 06/15/2020 (e)	640
2,938	Series 2017-2A, Class B, 2.44%, 02/15/2021 (e)	2,936
2,358	Series 2017-3A, Class A, 1.73%, 08/17/2020 (e)	2,352
2,857	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	2,845
4,067	Series 2017-4A, Class A, 1.85%, 08/17/2020 (e)	4,054
	Exeter Automobile Receivables Trust,
356	Series 2016-1A, Class A, 2.35%, 07/15/2020 (e)	356
4,800	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	4,802
1,774	Series 2017-3A, Class A, 2.05%, 12/15/2021 (e)	1,765
6,426	Series 2018-1A, Class A, 2.21%, 05/17/2021 (e)	6,392

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4	FHLMC Structured Pass-Through Securities Certificates, Series T-20, Class A6, SUB, 6.76%, 09/25/2029	4
2,126	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.42%, 03/16/2020	2,120
	First Investors Auto Owner Trust,
297	Series 2016-1A, Class A1, 1.92%, 05/15/2020 (e)	297
1,020	Series 2016-2A, Class A1, 1.53%, 11/16/2020 (e)	1,018
1,105	Series 2017-1A, Class A2, 2.20%, 03/15/2022 (e)	1,096
2,648	Series 2017-2A, Class A1, 1.86%, 10/15/2021 (e)	2,636
5,350	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	5,324
	Flagship Credit Auto Trust,
424	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	424
5,375	Series 2016-3, Class A2, 2.05%, 11/15/2020 (e)	5,366
1,457	Series 2017-1, Class A, 1.93%, 12/15/2021 (e)	1,453
2,985	Series 2017-2, Class A, 1.85%, 07/15/2021 (e)	2,971
2,715	Series 2017-4, Class A, 2.07%, 04/15/2022 (e)	2,681
	Ford Credit Auto Owner Trust,
248	Series 2015-A, Class A3, 1.28%, 09/15/2019	248
2,700	Series 2016-1, Class A, 2.31%, 08/15/2027 (e)	2,660
1,928	Series 2016-B, Class A3, 1.33%, 10/15/2020	1,915
	GLS Auto Receivables Trust,
152	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	152
4,059	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	4,061
4,805	Series 2018-1A, Class A, 2.82%, 07/15/2022 (e)	4,792
	GM Financial Automobile Leasing Trust,
36	Series 2015-2, Class A3, 1.68%, 12/20/2018	36
5,000	Series 2016-3, Class A4, 1.78%, 05/20/2020	4,963
3,215	Series 2017-1, Class A3, 2.06%, 05/20/2020	3,197
790	Series 2017-3, Class A3, 2.01%, 11/20/2020	782

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
797	Series 2017-3, Class A4, 2.12%, 09/20/2021	789
559	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	560
	Hyundai Auto Lease Securitization Trust,
2,134	Series 2016-A, Class A3, 1.60%, 07/15/2019 (e)	2,132
1,500	Series 2016-B, Class A4, 1.68%, 04/15/2020 (e)	1,494
850	Series 2017-B, Class A3, 1.97%, 07/15/2020 (e)	843
	Hyundai Auto Receivables Trust,
448	Series 2015-B, Class A3, 1.12%, 11/15/2019	446
3,416	Series 2015-B, Class A4, 1.48%, 06/15/2021	3,392
21,407	LV Tower 52 Issuer, Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	21,407
4,442	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	4,458
5,768	Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 03/15/2028 (e)	5,765
4,500	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.79%, 04/15/2020	4,470
277	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, 3.87%, 03/25/2033 (z) (bb)	270
2,966	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, 1.93%, 12/07/2020 (z)	2,970
	Nissan Auto Receivables Owner Trust,
995	Series 2015-B, Class A3, 1.34%, 03/16/2020	991
3,130	Series 2016-B, Class A3, 1.32%, 01/15/2021	3,102
2,814	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (e)	2,780
3,554	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class AT1, 2.50%, 09/15/2048 (e)	3,557
	OneMain Direct Auto Receivables Trust,
542	Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	542
6,736	Series 2017-2A, Class A, 2.31%, 12/14/2021 (e)	6,700
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	19,429
10,497	Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	10,445

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prosper Marketplace Issuance Trust,
1,505	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	1,506
1,970	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	1,968
8	RASC Trust, Series 2001-KS1, Class AI6, 6.35%, 03/25/2032 (bb)	7
2,003	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	1,817
	Santander Drive Auto Receivables Trust,
767	Series 2016-2, Class A3, 1.56%, 05/15/2020	767
1,516	Series 2018-1, Class A3, 2.32%, 08/16/2021	1,511
1,280	Santander Retail Auto Lease Trust, Series 2017-A, Class A3, 2.22%, 01/20/2021 (e)	1,267
665	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	665
	SoFi Consumer Loan Program LLC,
1,500	Series 2017-3, Class A, 2.77%, 05/25/2026 (e)	1,491
1,596	Series 2017-6, Class A1, 2.20%, 11/25/2026 (e)	1,590
4,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class A1, 2.55%, 02/25/2027 (e)	3,996
1,903	SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 2.05%, 01/25/2041 (e)	1,890
	TCF Auto Receivables Owner Trust,
601	Series 2016-1A, Class A2, 1.39%, 11/15/2019 (e)	601
8,508	Series 2016-1A, Class A3, 1.71%, 04/15/2021 (e)	8,467
3,125	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A3, 1.78%, 11/15/2021	3,078
6,350	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	6,202
684	United Auto Credit Securitization Trust, Series 2017-1, Class A, 1.89%, 05/10/2019 (e)	684
	Verizon Owner Trust,
1,236	Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	1,225
3,000	Series 2016-2A, Class A, 1.68%, 05/20/2021 (e)	2,965

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,137	Series 2017-3A, Class A1A, 2.06%, 04/20/2022 (e)	2,106
1,858	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	1,852
2,860	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.37%, 05/28/2047 (e) (bb)	2,857
997	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 06/25/2047 (e) (bb)	991
1,796	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	1,789
1,728	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	1,730
	Westlake Automobile Receivables Trust,
264	Series 2016-2A, Class A2, 1.57%, 06/17/2019 (e)	264
4,154	Series 2017-1A, Class A2, 1.78%, 04/15/2020 (e)	4,149
3,312	Series 2017-2A, Class A2A, 1.80%, 07/15/2020 (e)	3,302
8,824	Series 2017-2A, Class B, 2.25%, 12/15/2020 (e)	8,737
2,757	Series 2018-1A, Class A2A, 2.24%, 12/15/2020 (e)	2,751
	World Financial Network Credit Card Master Trust,
3,900	Series 2012-D, Class A, 2.15%, 04/17/2023	3,880
3,235	Series 2017-A, Class A, 2.12%, 03/15/2024	3,188
1,487	Series 2018-A, Class A, 3.07%, 12/16/2024	1,487
	World Omni Auto Receivables Trust,
10,432	Series 2016-B, Class A3, 1.30%, 02/15/2022	10,266
1,586	Series 2017-B, Class A3, 1.95%, 02/15/2023	1,557
3,527	World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.45%, 08/15/2019	3,506

	Total Asset-Backed Securities (Cost $374,246)	372,360

Collateralized Mortgage Obligations — 5.7%
28	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	28
68	Bear Stearns ARM Trust, Series 2003-7, Class 3A, 3.29%, 10/25/2033 (z)	67
	CHL Mortgage Pass-Through Trust,
16	Series 2003-J15, Class 3A1, 5.00%, 01/25/2019	16
22	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	22

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

114		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/2021	117
		Citigroup Mortgage Loan Trust, Inc.,
45		Series 2003-UP3, Class A1, 7.00%, 09/25/2033	45
907		Series 2004-UST1, Class A6, 3.25%, 08/25/2034 (z)	887
74		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 09/25/2018	74
188		CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class 6A1, 4.50%, 12/25/2019	189
586		CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, 5.41%, 12/25/2014 (z)	331
		FHLMC — GNMA,
292		Series 31, Class Z, 8.00%, 04/25/2024	316
65		Series 56, Class Z, 7.50%, 09/20/2026	73
		FHLMC REMIC,
—	(h)	Series 12, Class A, 9.25%, 11/15/2019	—	(h)
1		Series 17, Class I Shares, 9.90%, 10/15/2019	1
2		Series 23, Class F, 9.60%, 04/15/2020	2
1		Series 26, Class F, 9.50%, 02/15/2020	1
—	(h)	Series 81, Class A, 8.13%, 11/15/2020	—	(h)
3		Series 85, Class C, 8.60%, 01/15/2021	3
1		Series 99, Class Z, 9.50%, 01/15/2021	1
1		Series 159, Class H, 4.50%, 09/15/2021	—	(h)
1		Series 189, Class D, 6.50%, 10/15/2021	1
—	(h)	Series 1045, Class G, HB, IO, 1,066.21%, 02/15/2021	—	(h)
1		Series 1053, Class G, 7.00%, 03/15/2021	1
2		Series 1056, Class KZ, 6.50%, 03/15/2021	2
—	(h)	Series 1074, Class H, 8.50%, 05/15/2021	—	(h)
2		Series 1082, Class C, 9.00%, 05/15/2021	2
2		Series 1087, Class I Shares, 8.50%, 06/15/2021	2
7		Series 1125, Class Z, 8.25%, 08/15/2021	7
5		Series 1142, Class IA, 7.00%, 10/15/2021	6
—	(h)	Series 1169, Class G, 7.00%, 11/15/2021	—	(h)
9		Series 1343, Class LA, 8.00%, 08/15/2022	10
1		Series 1424, Class F, 1.30%, 11/15/2022 (z)	1
49		Series 1480, Class LZ, 7.50%, 03/15/2023	52
118		Series 1560, Class Z, 7.00%, 08/15/2023	127
48		Series 1754, Class Z, 8.50%, 09/15/2024	54
100		Series 1779, Class Z, 8.50%, 04/15/2025	113

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1	Series 1807, Class G, 9.00%, 10/15/2020	1
171	Series 1888, Class Z, 7.00%, 08/15/2026	186
188	Series 2418, Class MF, 6.00%, 02/15/2022	197
539	Series 2638, Class JG, 5.00%, 02/15/2033	547
2,316	Series 2682, Class JG, 4.50%, 10/15/2023	2,428
68	Series 2707, Class PE, 5.00%, 11/15/2018	68
1,232	Series 2750, Class DE, 4.50%, 02/15/2019	1,236
146	Series 2761, Class CB, 4.00%, 03/15/2019	146
652	Series 2843, Class BC, 5.00%, 08/15/2019	656
210	Series 2864, Class NB, 5.50%, 07/15/2033	211
687	Series 2976, Class HZ, 4.50%, 05/15/2035	708
3,187	Series 2989, Class MU, IF, IO, 5.41%, 07/15/2034 (z)	448
3,701	Series 2989, Class TG, 5.00%, 06/15/2025	3,902
323	Series 2995, Class FT, 1.84%, 05/15/2029 (z)	322
634	Series 3002, Class BN, 5.00%, 07/15/2035	667
2,009	Series 3005, Class ED, 5.00%, 07/15/2025	2,112
31	Series 3005, Class PV, IF, 10.23%, 10/15/2033 (z)	35
762	Series 3305, Class IW, IF, IO, 4.86%, 04/15/2037 (z)	83
11,677	Series 3420, Class EI, SUB, 1.12%, 08/15/2037	453
1,213	Series 3429, Class S, IF, IO, 5.23%, 03/15/2038 (z)	137
1,450	Series 3546, Class A, 3.10%, 02/15/2039 (z)	1,480
1,464	Series 3572, Class JS, IF, IO, 5.21%, 09/15/2039 (z)	157
5,291	Series 3609, Class SA, IF, IO, 4.75%, 12/15/2039 (z)	686
2,103	Series 3747, Class HI, IO, 4.50%, 07/15/2037	36
1,902	Series 3784, Class S, IF, IO, 5.01%, 07/15/2023 (z)	126
5,545	Series 3855, Class AM, 6.50%, 11/15/2036	6,066
2,680	Series 3977, Class AB, 3.00%, 09/15/2029	2,698
3,183	Series 4088, Class LE, 4.00%, 10/15/2040	3,164
11,409	Series 4141, Class BI, IO, 2.50%, 12/15/2027	888
18,083	Series 4229, Class MA, 3.50%, 05/15/2041	18,297
5,613	Series 4305, Class KA, 3.00%, 03/15/2038	5,620
11,087	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	11,293
203	First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.75%, 12/25/2019	203

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
—	(h)	Series 1988-13, Class C, 9.30%, 05/25/2018	—	(h)
—	(h)	Series 1988-15, Class A, 9.00%, 06/25/2018	—	(h)
—	(h)	Series 1988-16, Class B, 9.50%, 06/25/2018	—	(h)
—	(h)	Series 1989-2, Class D, 8.80%, 01/25/2019	—	(h)
2		Series 1989-27, Class Y, 6.90%, 06/25/2019	2
1		Series 1989-54, Class E, 8.40%, 08/25/2019	1
—	(h)	Series 1989-66, Class J, 7.00%, 09/25/2019	—	(h)
—	(h)	Series 1989-70, Class G, 8.00%, 10/25/2019	—	(h)
5		Series 1989-72, Class E, 9.35%, 10/25/2019	6
1		Series 1989-89, Class H, 9.00%, 11/25/2019	1
—	(h)	Series 1989-96, Class H, 9.00%, 12/25/2019	—	(h)
1		Series 1990-7, Class B, 8.50%, 01/25/2020	1
1		Series 1990-12, Class G, 4.50%, 02/25/2020	1
3		Series 1990-19, Class G, 9.75%, 02/25/2020	3
3		Series 1990-58, Class J, 7.00%, 05/25/2020	3
5		Series 1990-61, Class H, 7.00%, 06/25/2020	5
3		Series 1990-106, Class J, 8.50%, 09/25/2020	3
1		Series 1990-109, Class J, 7.00%, 09/25/2020	1
1		Series 1990-111, Class Z, 8.75%, 09/25/2020	1
1		Series 1990-117, Class E, 8.95%, 10/25/2020	1
2		Series 1990-123, Class G, 7.00%, 10/25/2020	2
2		Series 1990-132, Class Z, 7.00%, 11/25/2020	2
33		Series 1990-137, Class X, 9.00%, 12/25/2020	35
—	(h)	Series 1991-53, Class J, 7.00%, 05/25/2021	—	(h)
—	(h)	Series 1991-130, Class C, 9.00%, 09/25/2021	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
—	(h)	Series 1992-96, Class B, PO, 05/25/2022	—	(h)
380		Series 1992-131, Class KB, 8.00%, 08/25/2022	409
377		Series 1992-185, Class L Shares, 8.00%, 10/25/2022	407
1		Series 1993-165, Class SN, IF, 11.47%, 09/25/2023 (z)	2
10		Series 1993-235, Class G, PO, 09/25/2023	10
769		Series 1994-15, Class ZK, 5.50%, 02/25/2024	802
495		Series 1994-43, Class PK, 6.35%, 02/25/2024	518
236		Series 1999-6, Class PB, 6.00%, 03/25/2019	238
5,111		Series 2001-81, Class HE, 6.50%, 01/25/2032	5,692
4,231		Series 2002-64, Class PG, 5.50%, 10/25/2032	4,582
—	(h)	Series 2003-16, Class LJ, 5.00%, 03/25/2018	—	(h)
15		Series 2003-24, Class PD, 5.00%, 04/25/2018	15
418		Series 2003-42, Class CI, IO, 6.50%, 05/25/2033	92
593		Series 2003-49, IO, 6.50%, 06/25/2033	117
29		Series 2003-57, Class IB, IO, 5.00%, 06/25/2018	—	(h)
46		Series 2003-92, Class HP, 4.50%, 09/25/2018	47
319		Series 2004-60, Class PA, 5.50%, 04/25/2034	321
382		Series 2004-72, Class F, 2.12%, 09/25/2034 (z)	381
45		Series 2004-101, Class AR, 5.50%, 01/25/2035	48
1,600		Series 2005-19, Class PA, 5.50%, 07/25/2034	1,645
1,112		Series 2005-38, Class FK, 1.92%, 05/25/2035 (z)	1,112
60		Series 2005-84, Class MB, 5.75%, 10/25/2035	65
2,641		Series 2006-4, Class PB, 6.00%, 09/25/2035	2,800
355		Series 2006-58, Class ST, IF, IO, 5.53%, 07/25/2036 (z)	55
58		Series 2007-16, Class FC, 2.37%, 03/25/2037 (z)	60
115		Series 2007-22, Class SC, IF, IO, 4.46%, 03/25/2037 (z)	9

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,966	Series 2007-33, Class MS, IF, IO, 4.97%, 04/25/2037 (z)	408
404	Series 2007-54, Class FA, 2.02%, 06/25/2037 (z)	404
2,224	Series 2007-85, Class SH, IF, IO, 4.88%, 09/25/2037 (z)	191
501	Series 2007-106, Class A7, 6.08%, 10/25/2037 (z)	542
286	Series 2008-18, Class SE, IF, IO, 4.65%, 03/25/2038 (z)	35
191	Series 2008-72, IO, 5.00%, 08/25/2028	18
632	Series 2008-93, Class AM, 5.50%, 06/25/2037	649
1,924	Series 2009-15, Class AC, 5.50%, 03/25/2029	2,088
2,729	Series 2009-29, Class LA, 1.24%, 05/25/2039 (z)	2,455
1,052	Series 2009-62, Class HJ, 6.00%, 05/25/2039	1,126
415	Series 2009-70, Class IN, IO, 4.50%, 08/25/2019	4
6,486	Series 2009-112, Class SW, IF, IO, 4.63%, 01/25/2040 (z)	826
338	Series 2010-58, Class MA, 5.50%, 12/25/2038	342
895	Series 2010-60, IO, 4.00%, 06/25/2020	32
3,065	Series 2010-64, Class DM, 5.00%, 06/25/2040	3,250
5,410	Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	389
335	Series 2011-36, Class PA, 4.00%, 02/25/2039	336
164	Series 2011-42, Class DE, 3.25%, 11/25/2028	164
21,615	Series 2012-46, Class KI, IO, 3.50%, 05/25/2027	2,374
4,743	Series 2013-1, Class BA, 3.00%, 02/25/2040	4,653
7,728	Series 2013-9, Class CB, 5.50%, 04/25/2042	8,355
2,517	Series 2013-55, Class BA, 3.00%, 06/25/2037	2,522
10,490	Series 2013-83, Class CA, 3.50%, 10/25/2037	10,638
8,618	Series 2013-92, Class A, 3.50%, 12/25/2038	8,703
2,791	Series 2013-96, Class CA, 4.00%, 04/25/2041	2,892
11,726	Series 2014-23, Class PA, 3.50%, 08/25/2036	11,929

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
5,311		Series 2016-2, Class GA, 3.00%, 02/25/2046	5,231
1		Series G-11, Class Z, 8.50%, 05/25/2021	1
70		Series G92-19, Class M, 8.50%, 04/25/2022	74
6		Series G92-35, Class E, 7.50%, 07/25/2022	6
182		Series G92-35, Class EA, 8.00%, 07/25/2022	194
2		Series G92-40, Class ZC, 7.00%, 07/25/2022	2
—	(h)	Series G92-44, Class ZQ, 8.00%, 07/25/2022	—	(h)
4		Series G92-54, Class ZQ, 7.50%, 09/25/2022	4
1,008		Series G92-64, Class J, 8.00%, 11/25/2022	1,079
436		Series G92-66, Class K, 8.00%, 12/25/2022	468
378		Series G94-6, Class PJ, 8.00%, 05/17/2024	411
—	(h)	FNMA REMIC Trust, Series 1995-W3, Class A, 9.00%, 04/25/2025	—	(h)
		FNMA STRIPS,
—	(h)	Series 268, Class 2, IO, 9.00%, 02/25/2023	—	(h)
797		Series 334, Class 9, IO, 6.00%, 03/25/2033	164
316		Series 334, Class 13, IO, 6.00%, 03/25/2033 (z)	57
352		Series 334, Class 17, IO, 6.50%, 02/25/2033 (z)	88
112		Series 343, Class 21, IO, 4.00%, 09/25/2018	1
36		Series 345, Class 22, IO, 4.50%, 05/25/2020 (z)	—	(h)
67		Series 351, Class 28, IO, 5.00%, 04/25/2019 (z)	1
251		Series 356, Class 16, IO, 5.50%, 06/25/2035 (z)	49
234		Series 359, Class 16, IO, 5.50%, 10/25/2035 (z)	43
338		Series 369, Class 19, IO, 6.00%, 10/25/2036 (z)	54
194		Series 369, Class 26, IO, 6.50%, 10/25/2036 (z)	41
428		Series 386, Class 20, IO, 6.50%, 08/25/2038 (z)	92
816		Series 394, Class C3, IO, 6.50%, 09/25/2038	160
3,571		FNMA, Whole Loan, Series 2007-W1, Class 1AF1, 1.88%, 11/25/2046 (z)	3,577
		GNMA,
447		Series 2004-39, Class IN, IO, 5.50%, 06/20/2033	60

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2,600		Series 2006-23, Class S, IF, IO, 4.91%, 01/20/2036 (z)	80
9,315		Series 2006-26, Class S, IF, IO, 4.91%, 06/20/2036 (z)	1,461
5,909		Series 2007-16, Class KU, IF, IO, 5.06%, 04/20/2037 (z)	739
1,826		Series 2008-75, Class SP, IF, IO, 5.88%, 08/20/2038 (z)	275
2,254		Series 2009-14, Class KS, IF, IO, 4.71%, 03/20/2039 (z)	241
691		Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	184
5,436		Series 2009-14, Class SA, IF, IO, 4.49%, 03/20/2039 (z)	555
5,800		Series 2009-106, Class XL, IF, IO, 5.16%, 06/20/2037 (z)	515
92		Series 2010-14, Class QP, 6.00%, 12/20/2039	93
1,971		Series 2011-48, Class QA, 5.00%, 08/16/2039	2,023
1,622		Series 2012-84, Class AB, 5.00%, 07/16/2033	1,641
7,084		Series 2012-96, Class WP, 6.50%, 08/16/2042	7,820
8,182		Series 2013-H05, Class FB, 1.96%, 02/20/2062 (z)	8,187
		JP Morgan Mortgage Trust,
1,145		Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	1,109
1,661		Series 2006-A2, Class 4A1, 3.72%, 08/25/2034 (z)	1,680
		MASTR Alternative Loan Trust,
18		Series 2004-8, Class 6A1, 5.50%, 09/25/2019	18
246		Series 2004-8, Class 7A1, 5.00%, 09/25/2019	247
		MASTR Asset Securitization Trust,
22		Series 2003-11, Class 10A1, 5.00%, 12/25/2018	22
101		Series 2004-6, Class 6A1, 4.50%, 07/25/2019	101
—	(h)	ML Trust XLIV, Series 44, Class G, 9.00%, 08/20/2020 (bb)	—	(h)
2		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.00%, 11/25/2018	2
		NCUA Guaranteed Notes Trust,
8,314		Series 2010-R3, Class 1A, 2.18%, 12/08/2020 (z)	8,363
1,815		Series 2010-R3, Class 3A, 2.40%, 12/08/2020	1,803

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,614	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR6, Class 4A1, 1.88%, 12/25/2035 (z)	727
308	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.75%, 07/25/2020	309
1	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.78%, 03/15/2021	1
149	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.50%, 10/25/2018	149
	Wells Fargo Mortgage-Backed Securities Trust,
604	Series 2003-K, Class 1A1, 3.56%, 11/25/2033 (z)	612
10	Series 2003-K, Class 1A2, 3.56%, 11/25/2033 (z)	10
1,607	Series 2003-M, Class A1, 3.73%, 12/25/2033 (z)	1,623
687	Series 2004-O, Class A1, 3.56%, 08/25/2034 (z)	705
468	Series 2004-EE, Class 2A2, 3.45%, 12/25/2034 (z)	480
763	Series 2004-EE, Class 3A2, 3.79%, 12/25/2034 (z)	791

	Total Collateralized Mortgage Obligations (Cost $210,467)	207,051

Commercial Mortgage-Backed Securities — 0.4%
	JP Morgan Chase Commercial Mortgage Securities Trust,
3,393	Series 2006-LDP9, Class AM, 5.37%, 05/15/2047	3,412
3,000	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	3,016
2,242	Morgan Stanley Re-REMIC Trust, Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	2,242
3,106	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 3.04%, 07/14/2034 (e) (z)	3,109
3,477	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.48%, 08/15/2039 (z)	3,485

	Total Commercial Mortgage-Backed Securities (Cost $15,554)	15,264

Corporate Bonds — 33.2%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
1,000	Aptiv plc, 3.15%, 11/19/2020	1,001

	Automobiles — 0.4%
2,199	BMW US Capital LLC, (Germany), 1.50%, 04/11/2019 (e)	2,174

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
	Daimler Finance North America LLC, (Germany),
1,175	2.00%, 08/03/2018 (e)	1,174
1,750	2.25%, 09/03/2019 (e)	1,735
5,000	2.25%, 03/02/2020 (e)	4,939
859	Hyundai Capital America, 2.00%, 07/01/2019 (e)	847
	Nissan Motor Acceptance Corp.,
2,280	2.35%, 03/04/2019 (e)	2,278
2,620	2.55%, 03/08/2021 (e)	2,584

		15,731

	Hotels, Restaurants & Leisure — 0.0% (g)
1,095	Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,080

	Household Durables — 0.1%
2,445	Newell Brands, Inc., 3.15%, 04/01/2021	2,419

	Internet & Direct Marketing Retail — 0.1%
1,920	Expedia, Inc., 7.46%, 08/15/2018	1,963

	Media — 0.4%
2,655	21st Century Fox America, Inc., 4.50%, 02/15/2021	2,769
3,770	Charter Communications Operating LLC, 3.58%, 07/23/2020	3,798
248	Discovery Communications LLC, 2.20%, 09/20/2019	245
1,177	Scripps Networks Interactive, Inc., 2.75%, 11/15/2019	1,172
556	Sky plc, (United Kingdom), 2.63%, 09/16/2019 (e)	555
	Time Warner Cable LLC,
1,391	5.00%, 02/01/2020	1,439
675	6.75%, 07/01/2018	684
2,540	Time Warner, Inc., 4.00%, 01/15/2022	2,607

		13,269

	Specialty Retail — 0.1%
1,200	Advance Auto Parts, Inc., 4.50%, 01/15/2022	1,241
	AutoZone, Inc.,
1,000	2.50%, 04/15/2021	982
1,020	4.00%, 11/15/2020	1,048
1,290	O’Reilly Automotive, Inc., 4.63%, 09/15/2021	1,349

		4,620

	Total Consumer Discretionary	40,083

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Staples — 1.4%
	Beverages — 0.6%
16,091	Anheuser-Busch InBev Finance, Inc., (Belgium), 2.65%, 02/01/2021	15,942
	Coca-Cola European Partners US LLC, (United Kingdom),
350	3.25%, 08/19/2021	352
1,460	3.50%, 09/15/2020	1,482
2,000	Constellation Brands, Inc., 3.75%, 05/01/2021	2,040
1,255	Dr Pepper Snapple Group, Inc., 2.53%, 11/15/2021	1,223
	Pernod Ricard SA, (France),
600	4.45%, 01/15/2022 (e)	625
850	5.75%, 04/07/2021 (e)	916

		22,580

	Food & Staples Retailing — 0.2%
1,095	Alimentation Couche-Tard, Inc., (Canada), 2.35%, 12/13/2019 (e)	1,086
	Kroger Co. (The),
2,000	2.30%, 01/15/2019	1,995
2,810	2.80%, 08/01/2022	2,749
455	3.30%, 01/15/2021	458
700	Wesfarmers Ltd., (Australia), 1.87%, 03/20/2018 (e)	700

		6,988

	Food Products — 0.5%
	Bunge Ltd. Finance Corp.,
1,774	3.50%, 11/24/2020	1,793
685	8.50%, 06/15/2019	733
2,775	Cargill, Inc., 3.25%, 11/15/2021 (e)	2,793
	Kraft Heinz Foods Co.,
1,300	2.80%, 07/02/2020	1,292
2,500	3.50%, 06/06/2022	2,504
2,665	Mead Johnson Nutrition Co., (United Kingdom), 4.90%, 11/01/2019	2,754
1,200	Mondelez International Holdings Netherlands BV, 2.00%, 10/28/2021 (e)	1,152
	Smithfield Foods, Inc.,
800	2.70%, 01/31/2020 (e)	791
2,341	3.35%, 02/01/2022 (e)	2,301
3,000	Tyson Foods, Inc., 2.65%, 08/15/2019	2,992

		19,105

	Tobacco — 0.1%
2,130	BAT Capital Corp., (United Kingdom), 2.30%, 08/14/2020 (e)	2,091

	Total Consumer Staples	50,764

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 3.1%
	Energy Equipment & Services — 0.1%
	Baker Hughes a GE Co. LLC,
1,190	2.77%, 12/15/2022	1,163
826	3.20%, 08/15/2021	829
3,380	Schlumberger Holdings Corp., 2.35%, 12/21/2018 (e)	3,375

		5,367

	Oil, Gas & Consumable Fuels — 3.0%
	Anadarko Petroleum Corp.,
1,195	6.95%, 06/15/2019	1,256
1,600	8.70%, 03/15/2019	1,693
9,050	Boardwalk Pipelines LP, 5.20%, 06/01/2018	9,098
1,000	BP Capital Markets America, Inc., 4.20%, 06/15/2018	1,005
	BP Capital Markets plc, (United Kingdom),
2,499	2.32%, 02/13/2020	2,478
470	4.50%, 10/01/2020	488
1,820	4.74%, 03/11/2021	1,913
4,350	Buckeye Partners LP, 2.65%, 11/15/2018	4,351
6,290	Cenovus Energy, Inc., (Canada), 5.70%, 10/15/2019	6,528
1,376	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	1,362
515	Columbia Pipeline Group, Inc., 3.30%, 06/01/2020	517
	Enbridge Energy Partners LP,
750	4.20%, 09/15/2021	768
400	5.20%, 03/15/2020	416
400	Enbridge, Inc., (Canada), 2.90%, 07/15/2022	388
	Encana Corp., (Canada),
2,300	3.90%, 11/15/2021	2,341
670	6.50%, 05/15/2019	698
	Energy Transfer LP,
4,830	6.70%, 07/01/2018	4,891
730	9.00%, 04/15/2019	777
3,875	EnLink Midstream Partners LP, 2.70%, 04/01/2019	3,852
	Enterprise Products Operating LLC,
2,135	5.25%, 01/31/2020	2,227
5,000	Series N, 6.50%, 01/31/2019	5,169
	EOG Resources, Inc.,
930	4.40%, 06/01/2020	959
3,450	5.63%, 06/01/2019	3,568
928	EQT Corp., 4.88%, 11/15/2021	970
1,020	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	1,024

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,660	Husky Energy, Inc., (Canada), 7.25%, 12/15/2019	2,853
640	Kinder Morgan Energy Partners LP, 6.50%, 04/01/2020	682
	Magellan Midstream Partners LP,
800	4.25%, 02/01/2021	823
1,775	6.55%, 07/15/2019	1,862
4,358	Marathon Oil Corp., 2.70%, 06/01/2020	4,319
1,350	Marathon Petroleum Corp., 3.40%, 12/15/2020	1,365
	ONEOK Partners LP,
5,000	3.20%, 09/15/2018	5,019
446	8.63%, 03/01/2019	471
	Pioneer Natural Resources Co.,
425	3.45%, 01/15/2021	430
1,480	6.88%, 05/01/2018	1,490
	Plains All American Pipeline LP,
1,896	2.60%, 12/15/2019	1,877
1,755	5.75%, 01/15/2020	1,835
1,250	Sabine Pass Liquefaction LLC, 5.62%, 02/01/2021	1,320
1,000	Sinopec Group Overseas Development 2013 Ltd., (China), 2.50%, 10/17/2018 (e)	998
2,000	Spectra Energy Capital LLC, 6.20%, 04/15/2018	2,008
2,819	Spectra Energy Partners LP, 2.95%, 09/25/2018	2,826
2,480	Statoil ASA, (Norway), 2.25%, 11/08/2019	2,464
3,350	Sunoco Logistics Partners Operations LP, 5.50%, 02/15/2020	3,488
	TransCanada PipeLines Ltd., (Canada),
4,454	3.13%, 01/15/2019	4,468
715	3.80%, 10/01/2020	731
	Western Gas Partners LP,
4,850	2.60%, 08/15/2018	4,843
450	5.38%, 06/01/2021	471
	Williams Partners LP,
2,717	3.60%, 03/15/2022	2,725
525	5.25%, 03/15/2020	548

		108,653

	Total Energy	114,020

	Financials — 19.2%
	Banks — 9.7%
	ABN AMRO Bank NV, (Netherlands),
2,060	2.45%, 06/04/2020 (e)	2,033
6,346	2.50%, 10/30/2018 (e)	6,348

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	ANZ New Zealand Int’l Ltd., (New Zealand),
250	2.60%, 09/23/2019 (e)	249
3,000	2.88%, 01/25/2022 (e)	2,949
	Bank of America Corp.,
5,370	2.63%, 10/19/2020	5,320
7,045	5.00%, 05/13/2021	7,459
1,440	5.63%, 07/01/2020	1,527
2,875	5.65%, 05/01/2018	2,892
1,560	5.70%, 01/24/2022	1,700
10,590	7.63%, 06/01/2019	11,218
6,000	Series L, 2.25%, 04/21/2020	5,927
10,295	Series L, 2.60%, 01/15/2019	10,298
14,451	Series L, 2.65%, 04/01/2019	14,458
2,000	Bank of Montreal, (Canada), 2.10%, 06/15/2020	1,969
	Bank of Nova Scotia (The), (Canada),
1,293	2.05%, 06/05/2019	1,284
2,045	2.15%, 07/14/2020	2,015
3,814	2.45%, 03/22/2021	3,761
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
3,000	1.70%, 03/05/2018 (e)	3,000
400	2.15%, 09/14/2018 (e)	399
1,800	2.30%, 03/10/2019 (e)	1,794
2,031	Banque Federative du Credit Mutuel SA, (France), 2.20%, 07/20/2020 (e)	1,992
	Barclays Bank plc, (United Kingdom),
1,310	5.14%, 10/14/2020	1,360
2,080	10.18%, 06/12/2021 (e)	2,478
2,835	Barclays plc, (United Kingdom), 3.68%, 01/10/2023	2,815
	BB&T Corp.,
2,500	2.05%, 05/10/2021	2,428
2,790	2.45%, 01/15/2020	2,773
1,878	5.25%, 11/01/2019	1,951
1,684	BNZ International Funding Ltd., (New Zealand), 2.35%, 03/04/2019 (e)	1,678
300	Branch Banking & Trust Co., 2.85%, 04/01/2021	299
	Canadian Imperial Bank of Commerce, (Canada),
1,615	2.10%, 10/05/2020	1,583
2,000	2.70%, 02/02/2021	1,981
3,000	Capital One Bank USA NA, 2.15%, 11/21/2018	2,993
	Capital One NA,
4,472	2.35%, 08/17/2018	4,469
3,000	2.35%, 01/31/2020	2,965
1,150	2.65%, 08/08/2022	1,110

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,850	Citibank NA, 2.13%, 10/20/2020	1,809
	Citigroup, Inc.,
5,000	1.70%, 04/27/2018	4,997
4,000	1.75%, 05/01/2018	3,998
16,290	2.40%, 02/18/2020	16,134
4,000	2.50%, 09/26/2018	4,000
2,500	2.70%, 03/30/2021	2,469
	Citizens Bank NA,
400	2.30%, 12/03/2018	399
3,640	2.55%, 05/13/2021	3,568
1,420	Citizens Financial Group, Inc., 2.38%, 07/28/2021	1,385
2,000	Comerica Bank, 2.50%, 06/02/2020	1,978
	Commonwealth Bank of Australia, (Australia),
3,450	2.25%, 03/13/2019	3,441
2,050	2.30%, 03/12/2020	2,026
1,564	Compass Bank, 2.75%, 09/29/2019	1,555
5,073	Cooperatieve Rabobank UA, (Netherlands), 2.25%, 01/14/2019	5,060
2,460	Credit Agricole SA, (France), 3.38%, 01/10/2022 (e)	2,451
5,211	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 3.45%, 04/16/2021	5,225
4,400	Danske Bank A/S, (Denmark), 1.65%, 09/06/2019 (e)	4,337
3,000	Discover Bank, 3.20%, 08/09/2021	2,982
	Fifth Third Bancorp,
5,288	2.88%, 07/27/2020	5,278
1,000	3.50%, 03/15/2022	1,008
470	First Horizon National Corp., 3.50%, 12/15/2020	475
700	First Tennessee Bank NA, 2.95%, 12/01/2019	700
	HSBC Bank plc, (United Kingdom),
2,000	1.50%, 05/15/2018 (e)	1,997
4,520	4.75%, 01/19/2021 (e)	4,735
13,360	HSBC Holdings plc, (United Kingdom), 2.65%, 01/05/2022	13,016
	Huntington Bancshares, Inc.,
3,390	2.60%, 08/02/2018	3,393
803	3.15%, 03/14/2021	806
1,815	7.00%, 12/15/2020	1,999
4,000	Huntington National Bank (The), 2.00%, 06/30/2018	3,995
1,400	ING Groep NV, (Netherlands), 3.15%, 03/29/2022	1,388
750	KeyBank NA, 2.50%, 11/22/2021	734

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
4,000	KeyCorp, 2.90%, 09/15/2020	3,990
4,800	Lloyds Bank plc, (United Kingdom), 2.70%, 08/17/2020	4,755
200	Lloyds Banking Group plc, (United Kingdom), 3.00%, 01/11/2022	197
	Manufacturers & Traders Trust Co.,
1,295	2.10%, 02/06/2020	1,279
1,000	2.25%, 07/25/2019	994
1,648	2.30%, 01/30/2019	1,645
2,000	2.63%, 01/25/2021	1,983
3,535	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.67%, 07/25/2022	3,436
	Mizuho Bank Ltd., (Japan),
1,631	1.80%, 03/26/2018 (e)	1,631
1,189	2.65%, 09/25/2019 (e)	1,185
1,000	Mizuho Financial Group, Inc., (Japan), 2.95%, 02/28/2022	983
1,000	MUFG Union Bank NA, 2.63%, 09/26/2018	1,001
4,425	National City Corp., 6.88%, 05/15/2019	4,636
700	Nordea Bank AB, (Sweden), 4.88%, 05/13/2021 (e)	730
	PNC Bank NA,
1,315	2.30%, 06/01/2020	1,301
1,000	2.60%, 07/21/2020	993
7,278	PNC Financial Services Group, Inc. (The), 5.13%, 02/08/2020	7,583
	Regions Bank,
2,010	2.25%, 09/14/2018	2,008
2,000	2.75%, 04/01/2021	1,988
1,840	Regions Financial Corp., 3.20%, 02/08/2021	1,846
	Royal Bank of Canada, (Canada),
5,960	1.63%, 04/15/2019	5,909
3,905	2.20%, 07/27/2018	3,903
	Santander UK Group Holdings plc, (United Kingdom),
1,000	2.88%, 10/16/2020	992
5,000	3.13%, 01/08/2021	4,972
	Skandinaviska Enskilda Banken AB, (Sweden),
884	1.75%, 03/19/2018 (e)	884
850	2.63%, 11/17/2020 (e)	840
2,850	Societe Generale SA, (France), 3.25%, 01/12/2022 (e)	2,820
775	Sumitomo Mitsui Banking Corp., (Japan), 2.50%, 07/19/2018	776
1,510	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.78%, 07/12/2022	1,476

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,390	Sumitomo Mitsui Trust Bank Ltd., (Japan), 1.95%, 09/19/2019 (e)	2,360
	SunTrust Banks, Inc.,
5,000	2.50%, 05/01/2019	4,991
3,125	2.90%, 03/03/2021	3,110
	Toronto-Dominion Bank (The), (Canada),
1,096	2.13%, 04/07/2021	1,070
3,000	2.55%, 01/25/2021	2,972
	UBS Group Funding Switzerland AG, (Switzerland),
3,626	2.65%, 02/01/2022 (e)	3,531
2,871	3.00%, 04/15/2021 (e)	2,851
	Wells Fargo & Co.,
8,248	2.10%, 07/26/2021	7,970
12,634	2.50%, 03/04/2021	12,401
600	2.63%, 07/22/2022	583
13,648	Series N, 2.15%, 01/30/2020	13,460
	Westpac Banking Corp., (Australia),
1,202	2.25%, 01/17/2019	1,199
4,000	2.60%, 11/23/2020	3,963

		354,010

	Capital Markets — 5.0%
	Bank of New York Mellon Corp. (The),
3,450	2.05%, 05/03/2021	3,350
5,040	2.50%, 04/15/2021	4,957
	Credit Suisse AG, (Switzerland),
9,000	1.70%, 04/27/2018	8,995
1,250	2.30%, 05/28/2019	1,243
	Deutsche Bank AG, (Germany),
12,000	3.13%, 01/13/2021	11,896
1,325	3.15%, 01/22/2021	1,313
	Goldman Sachs Group, Inc. (The),
1,015	2.60%, 04/23/2020	1,007
1,200	2.60%, 12/27/2020	1,185
5,810	2.63%, 04/25/2021	5,714
1,000	2.88%, 02/25/2021	992
2,375	3.00%, 04/26/2022	2,342
27,314	5.38%, 03/15/2020	28,598
18,799	7.50%, 02/15/2019	19,640
3,772	ING Bank NV, (Netherlands), 2.45%, 03/16/2020 (e)	3,734
3,210	Jefferies Group LLC, 5.13%, 04/13/2018	3,220
7,574	Macquarie Bank Ltd., (Australia), 2.60%, 06/24/2019 (e)	7,558

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Macquarie Group Ltd., (Australia),
3,080	3.00%, 12/03/2018 (e)	3,089
446	7.63%, 08/13/2019 (e)	475
	Morgan Stanley,
990	2.45%, 02/01/2019	988
6,706	2.50%, 04/21/2021	6,586
27,319	2.65%, 01/27/2020	27,205
5,400	5.50%, 01/26/2020	5,655
4,115	5.50%, 07/24/2020	4,350
2,836	5.75%, 01/25/2021	3,041
5,026	6.63%, 04/01/2018	5,044
4,861	7.30%, 05/13/2019	5,115
1,005	Nomura Holdings, Inc., (Japan), 2.75%, 03/19/2019	1,005
1,070	Northern Trust Co. (The), 6.50%, 08/15/2018	1,090
885	Northern Trust Corp., 3.45%, 11/04/2020	904
1,991	State Street Corp., 1.95%, 05/19/2021	1,935
500	TD Ameritrade Holding Corp., 5.60%, 12/01/2019	525
	UBS AG, (Switzerland),
1,864	1.80%, 03/26/2018	1,864
8,000	2.20%, 06/08/2020 (e)	7,875

		182,490

	Consumer Finance — 2.4%
	AerCap Ireland Capital DAC, (Netherlands),
1,717	3.75%, 05/15/2019	1,733
1,105	3.95%, 02/01/2022	1,116
1,662	4.50%, 05/15/2021	1,713
2,150	4.63%, 10/30/2020	2,221
	American Express Co.,
2,000	2.50%, 08/01/2022	1,932
5,015	7.00%, 03/19/2018	5,027
1,395	8.13%, 05/20/2019	1,486
	American Express Credit Corp.,
3,234	2.25%, 05/05/2021	3,157
1,000	2.38%, 05/26/2020	989
2,001	Series F, 2.60%, 09/14/2020	1,982
	American Honda Finance Corp.,
2,095	1.95%, 07/20/2020	2,055
2,000	Series A, 2.15%, 03/13/2020	1,975
	Capital One Financial Corp.,
613	2.45%, 04/24/2019	611
5,340	3.05%, 03/09/2022	5,243

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Caterpillar Financial Services Corp.,
1,952	1.93%, 10/01/2021	1,885
760	7.15%, 02/15/2019	793
	Ford Motor Credit Co. LLC,
5,620	2.60%, 11/04/2019	5,584
3,410	3.16%, 08/04/2020	3,397
6,056	3.34%, 03/18/2021	6,025
6,146	3.34%, 03/28/2022	6,054
500	5.00%, 05/15/2018	502
2,170	8.13%, 01/15/2020	2,360
	General Motors Financial Co., Inc.,
2,066	2.40%, 05/09/2019	2,057
5,944	3.45%, 01/14/2022	5,912
3,504	3.45%, 04/10/2022	3,481
11,821	4.20%, 03/01/2021	12,098
1,260	John Deere Capital Corp., 1.70%, 01/15/2020	1,240
2,145	Synchrony Financial, 3.75%, 08/15/2021	2,172
3,394	Toyota Motor Credit Corp., 1.90%, 04/08/2021	3,298

		88,098

	Diversified Financial Services — 0.5%
513	CK Hutchison International II Ltd., (Hong Kong), 2.25%, 09/29/2020 (e)	503
1,112	EDP Finance BV, (Portugal), 4.13%, 01/15/2020 (e)	1,135
10,419	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	10,192
1,115	National Rural Utilities Cooperative Finance Corp., 2.35%, 06/15/2020	1,103
	Nationwide Building Society, (United Kingdom),
1,269	2.45%, 07/27/2021 (e)	1,240
925	6.25%, 02/25/2020 (e)	983
908	ORIX Corp., (Japan), 2.90%, 07/18/2022	888
2,344	Protective Life Global Funding, 1.56%, 09/13/2019 (e)	2,306
1,682	Shell International Finance BV, (Netherlands), 2.13%, 05/11/2020	1,661

		20,011

	Insurance — 1.4%
1,490	Alterra Finance LLC, 6.25%, 09/30/2020	1,602
	American International Group, Inc.,
2,015	2.30%, 07/16/2019	2,001
2,000	3.30%, 03/01/2021	2,005
2,045	Aon Corp., 5.00%, 09/30/2020	2,143

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
2,905	Athene Global Funding, 2.75%, 04/20/2020 (e)	2,882
1,180	AXIS Specialty Finance LLC, 5.88%, 06/01/2020	1,251
783	Chubb INA Holdings, Inc., 2.30%, 11/03/2020	774
2,000	CNA Financial Corp., 5.88%, 08/15/2020	2,132
1,150	Hartford Financial Services Group, Inc. (The), 5.50%, 03/30/2020	1,211
4,500	Jackson National Life Global Funding, 2.30%, 04/16/2019 (e)	4,493
800	Liberty Mutual Group, Inc., 5.00%, 06/01/2021 (e)	843
	Lincoln National Corp.,
470	6.25%, 02/15/2020	500
1,227	8.75%, 07/01/2019	1,324
1,500	Marsh & McLennan Cos., Inc., 2.35%, 09/10/2019	1,494
2,272	MassMutual Global Funding II, 2.00%, 04/15/2021 (e)	2,208
4,000	Metropolitan Life Global Funding I, 2.30%, 04/10/2019 (e)	3,986
707	Nationwide Financial Services, Inc., 5.38%, 03/25/2021 (e)	748
4,000	New York Life Global Funding, 2.15%, 06/18/2019 (e)	3,978
785	Nuveen Finance LLC, 2.95%, 11/01/2019 (e)	785
4,417	Pricoa Global Funding I, 2.55%, 11/24/2020 (e)	4,385
1,000	Principal Life Global Funding II, 1.50%, 04/18/2019 (e)	989
1,388	Reliance Standard Life Global Funding II, 3.05%, 01/20/2021 (e)	1,383
4,170	Suncorp-Metway Ltd., (Australia), 2.38%, 11/09/2020 (e)	4,091
500	WR Berkley Corp., 5.38%, 09/15/2020	529
	XLIT Ltd., (Bermuda),
2,050	2.30%, 12/15/2018	2,044
700	5.75%, 10/01/2021	757

		50,538

	Thrifts & Mortgage Finance — 0.2%
	BPCE SA, (France),
500	2.75%, 12/02/2021	490
5,850	3.00%, 05/22/2022 (e)	5,732

		6,222

	Total Financials	701,369

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 2.4%
	Biotechnology — 0.7%
14,065	AbbVie, Inc., 2.50%, 05/14/2020	13,940
4,000	Amgen, Inc., 2.20%, 05/22/2019	3,981
1,672	Biogen, Inc., 2.90%, 09/15/2020	1,668
	Celgene Corp.,
2,170	2.88%, 08/15/2020	2,165
1,000	2.88%, 02/19/2021	995
	Gilead Sciences, Inc.,
2,073	2.05%, 04/01/2019	2,065
1,490	2.55%, 09/01/2020	1,479

		26,293

	Health Care Equipment & Supplies — 0.5%
1,985	Abbott Laboratories, 2.35%, 11/22/2019	1,974
	Becton Dickinson and Co.,
530	2.13%, 06/06/2019	526
960	2.40%, 06/05/2020	944
1,203	4.40%, 01/15/2021 (e)	1,230
820	Boston Scientific Corp., 6.00%, 01/15/2020	865
3,100	Edwards Lifesciences Corp., 2.88%, 10/15/2018	3,107
2,915	Medtronic, Inc., 2.50%, 03/15/2020	2,898
3,500	Stryker Corp., 2.00%, 03/08/2019	3,480
2,702	Zimmer Biomet Holdings, Inc., 2.70%, 04/01/2020	2,681

		17,705

	Health Care Providers & Services — 0.5%
2,640	Aetna, Inc., 2.20%, 03/15/2019	2,625
420	Allergan Sales LLC, 5.00%, 12/15/2021 (e)	442
845	AmerisourceBergen Corp., 3.50%, 11/15/2021	851
	Anthem, Inc.,
833	2.50%, 11/21/2020	824
815	4.35%, 08/15/2020	843
1,000	Cardinal Health, Inc., 1.95%, 06/14/2019	990
1,765	Coventry Health Care, Inc., 5.45%, 06/15/2021	1,878
3,250	Laboratory Corp. of America Holdings, 2.63%, 02/01/2020	3,233
3,014	Medco Health Solutions, Inc., 4.13%, 09/15/2020	3,096
1,340	Quest Diagnostics, Inc., 4.75%, 01/30/2020	1,387

		16,169

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Life Sciences Tools & Services — 0.1%
2,930	Thermo Fisher Scientific, Inc., 4.70%, 05/01/2020	3,035

	Pharmaceuticals — 0.6%
4,873	Allergan Funding SCS, 3.45%, 03/15/2022	4,851
2,600	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	2,578
1,280	EMD Finance LLC, (Germany), 2.40%, 03/19/2020 (e)	1,266
	Mylan NV,
1,510	2.50%, 06/07/2019	1,501
2,400	3.15%, 06/15/2021	2,378
	Shire Acquisitions Investments Ireland DAC,
2,040	1.90%, 09/23/2019	2,009
3,970	2.40%, 09/23/2021	3,834
2,000	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.65%, 11/10/2021	1,940
850	Teva Pharmaceutical Finance IV LLC, (Israel), 2.25%, 03/18/2020	820
1,085	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.20%, 07/21/2021	1,005
531	Zoetis, Inc., 3.45%, 11/13/2020	537

		22,719

	Total Health Care	85,921

	Industrials — 1.5%
	Aerospace & Defense — 0.4%
2,903	BAE Systems Holdings, Inc., (United Kingdom), 6.38%, 06/01/2019 (e)	3,032
	Harris Corp.,
3,000	2.00%, 04/27/2018	2,999
160	5.55%, 10/01/2021	172
1,772	L3 Technologies, Inc., 4.75%, 07/15/2020	1,835
5,000	Precision Castparts Corp., 2.25%, 06/15/2020	4,960
1,300	Textron, Inc., 5.95%, 09/21/2021	1,407

		14,405

	Building Products — 0.0% (g)
1,015	Johnson Controls International plc, 5.00%, 03/30/2020	1,059
815	Masco Corp., 3.50%, 04/01/2021	820

		1,879

	Commercial Services & Supplies — 0.1%
840	Republic Services, Inc., 5.50%, 09/15/2019	876
2,605	Waste Management, Inc., 4.75%, 06/30/2020	2,715

		3,591

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — 0.1%
	Roper Technologies, Inc.,
830	3.00%, 12/15/2020	832
1,045	6.25%, 09/01/2019	1,098

		1,930

	Machinery — 0.1%
1,290	Stanley Black & Decker, Inc., 2.45%, 11/17/2018	1,287
1,480	Xylem, Inc., 4.88%, 10/01/2021	1,573

		2,860

	Road & Rail — 0.5%
465	Burlington Northern Santa Fe LLC, 8.13%, 04/15/2020	515
	Canadian Pacific Railway Co., (Canada),
2,900	6.50%, 05/15/2018	2,924
1,000	7.25%, 05/15/2019	1,053
1,200	Norfolk Southern Railway Co., 9.75%, 06/15/2020	1,382
2,047	Penske Truck Leasing Co. LP, 2.50%, 06/15/2019 (e)	2,041
	Ryder System, Inc.,
1,403	2.35%, 02/26/2019	1,395
1,865	2.45%, 09/03/2019	1,857
1,320	2.50%, 05/11/2020	1,311
5,600	SMBC Aviation Capital Finance DAC, (Ireland), 3.00%, 07/15/2022 (e)	5,473

		17,951

	Trading Companies & Distributors — 0.3%
	Air Lease Corp.,
2,038	2.13%, 01/15/2020	2,010
1,915	2.63%, 09/04/2018	1,916
1,417	2.63%, 07/01/2022	1,369
4,280	Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	4,191
	International Lease Finance Corp.,
1,315	5.88%, 04/01/2019	1,358
1,700	8.25%, 12/15/2020	1,913

		12,757

	Total Industrials	55,373

	Information Technology — 0.4%
	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,382	3.00%, 03/01/2018	1,382
664	6.00%, 04/01/2020	702

		2,084

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	IT Services — 0.2%
3,120	Visa, Inc., 2.15%, 09/15/2022	3,001
3,435	Western Union Co. (The), 3.60%, 03/15/2022	3,432

		6,433

	Semiconductors & Semiconductor Equipment — 0.1%
4,452	Broadcom Corp., 3.00%, 01/15/2022	4,357

	Software — 0.1%
2,295	VMware, Inc., 2.30%, 08/21/2020	2,238

	Total Information Technology	15,112

	Materials — 0.4%
	Chemicals — 0.4%
1,540	Agrium, Inc., (Canada), 6.75%, 01/15/2019	1,594
2,648	Air Liquide Finance SA, (France), 1.38%, 09/27/2019 (e)	2,594
805	Dow Chemical Co. (The), 8.55%, 05/15/2019	860
1,000	Eastman Chemical Co., 5.50%, 11/15/2019	1,046
	Mosaic Co. (The),
2,882	3.25%, 11/15/2022	2,827
200	3.75%, 11/15/2021	202
2,025	RPM International, Inc., 6.13%, 10/15/2019	2,125
2,146	Sherwin-Williams Co. (The), 2.75%, 06/01/2022	2,093

		13,341

	Construction Materials — 0.0% (g)
440	CRH America, Inc., (Ireland), 8.13%, 07/15/2018	449

	Metals & Mining — 0.0% (g)
1,260	Nucor Corp., 5.85%, 06/01/2018	1,270

	Total Materials	15,060

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
	Alexandria Real Estate Equities, Inc.,
585	2.75%, 01/15/2020	583
1,000	4.60%, 04/01/2022	1,045
	American Tower Corp.,
1,000	2.25%, 01/15/2022	960
1,590	3.30%, 02/15/2021	1,594
1,152	5.05%, 09/01/2020	1,205
2,548	Boston Properties LP, 4.13%, 05/15/2021	2,629
6,091	Crown Castle International Corp., 2.25%, 09/01/2021	5,903
1,755	Digital Realty Trust LP, 3.40%, 10/01/2020	1,774
965	Duke Realty LP, 3.88%, 02/15/2021	987
1,000	ERP Operating LP, 2.38%, 07/01/2019	996

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
1,804	Government Properties Income Trust, 4.00%, 07/15/2022	1,804
	HCP, Inc.,
5,410	2.63%, 02/01/2020	5,378
63	5.38%, 02/01/2021	67
2,390	National Retail Properties, Inc., 5.50%, 07/15/2021	2,549
1,995	Realty Income Corp., 3.25%, 10/15/2022	1,982
3,739	Simon Property Group LP, 2.20%, 02/01/2019	3,728
1,208	VEREIT Operating Partnership LP, 4.13%, 06/01/2021	1,238
	Welltower, Inc.,
1,870	4.95%, 01/15/2021	1,955
1,200	6.13%, 04/15/2020	1,281

	Total Real Estate	37,658

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
13,000	3.00%, 06/30/2022	12,782
4,754	3.80%, 03/15/2022	4,830
1,900	5.00%, 03/01/2021	1,999
300	5.80%, 02/15/2019	309
1,000	Deutsche Telekom International Finance BV, (Germany), 6.75%, 08/20/2018	1,020
	Orange SA, (France),
1,391	2.75%, 02/06/2019	1,392
1,893	5.38%, 07/08/2019	1,957
14,000	Verizon Communications, Inc., 2.95%, 03/15/2022	13,811

		38,100

	Wireless Telecommunication Services — 0.1%
2,363	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	2,369

	Total Telecommunication Services	40,469

	Utilities — 1.6%
	Electric Utilities — 1.0%
700	American Electric Power Co., Inc., 2.15%, 11/13/2020	687
	Arizona Public Service Co.,
1,000	2.20%, 01/15/2020	990
400	8.75%, 03/01/2019	424
500	Atlantic City Electric Co., 7.75%, 11/15/2018	518
5,365	Cleveland Electric Illuminating Co. (The), 8.88%, 11/15/2018	5,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
880	Commonwealth Edison Co., 4.00%, 08/01/2020	901
1,930	Emera US Finance LP, (Canada), 2.70%, 06/15/2021	1,894
3,100	Enel Finance International NV, (Italy), 2.88%, 05/25/2022 (e)	3,041
444	Entergy Corp., 5.13%, 09/15/2020	465
965	Entergy Gulf States Louisiana LLC, 6.00%, 05/01/2018	971
	Entergy Louisiana LLC,
310	4.80%, 05/01/2021	326
735	6.50%, 09/01/2018	749
850	Exelon Corp., 3.50%, 06/01/2022	849
375	Fortis, Inc., (Canada), 2.10%, 10/04/2021	361
530	Kentucky Utilities Co., 3.25%, 11/01/2020	532
224	NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/2019	224
631	Niagara Mohawk Power Corp., 4.88%, 08/15/2019 (e)	650
380	Oncor Electric Delivery Co. LLC, 2.15%, 06/01/2019	377
455	PPL Capital Funding, Inc., 1.90%, 06/01/2018	454
	Progress Energy, Inc.,
6,135	4.40%, 01/15/2021	6,337
865	4.88%, 12/01/2019	895
510	Public Service Co. of Oklahoma, 5.15%, 12/01/2019	529
950	Southern California Edison Co., 1.85%, 02/01/2022	933
2,610	Southern Co. (The), 2.75%, 06/15/2020	2,591
765	Southwestern Electric Power Co., 6.45%, 01/15/2019	789
2,167	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	2,162
1,300	Xcel Energy, Inc., 2.60%, 03/15/2022	1,271

		35,520

	Gas Utilities — 0.3%
314	Atmos Energy Corp., 8.50%, 03/15/2019	333
2,400	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	2,483
	Dominion Energy Gas Holdings LLC,
675	2.50%, 12/15/2019	670
7,023	2.80%, 11/15/2020	6,990

		10,476

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — 0.0% (g)
	Exelon Generation Co. LLC,
1,798	3.40%, 03/15/2022	1,801
260	5.20%, 10/01/2019	270
495	Southern Power Co., Series 15A, 1.50%, 06/01/2018	494

		2,565

	Multi-Utilities — 0.3%
552	Ameren Corp., 2.70%, 11/15/2020	549
1,015	Berkshire Hathaway Energy Co., 2.40%, 02/01/2020	1,008
	CMS Energy Corp.,
1,675	6.25%, 02/01/2020	1,781
110	8.75%, 06/15/2019	118
1,100	Dominion Energy, Inc., 6.40%, 06/15/2018	1,113
729	NiSource, Inc., 6.80%, 01/15/2019	754
2,190	Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	2,129
2,736	Sempra Energy, 9.80%, 02/15/2019	2,916
500	Southern Co. Gas Capital Corp., 3.50%, 09/15/2021	504
475	TECO Finance, Inc., 5.15%, 03/15/2020	494

		11,366

	Total Utilities	59,927

	Total Corporate Bonds (Cost $1,229,711)	1,215,756

Mortgage-Backed Securities — 4.0%
	FHLMC,
320	ARM, 2.58%, 08/01/2037 (z)	337
1,125	ARM, 3.03%, 05/01/2037 (z)	1,163
697	ARM, 3.10%, 03/01/2037 (z)	720
659	ARM, 3.14%, 12/01/2036 (z)	682
34	ARM, 3.28%, 01/01/2027 (z)	35
213	ARM, 3.30%, 04/01/2037 (z)	224
1,512	ARM, 3.32%, 10/01/2036 (z)	1,572
174	ARM, 3.33%, 06/01/2036 (z)	181
387	ARM, 3.34%, 03/01/2037 (z)	403
40	ARM, 3.36%, 12/01/2027 (z)	41
75	ARM, 3.38%, 03/01/2035 (z)	78
487	ARM, 3.39%, 11/01/2036 (z)	506
134	ARM, 3.44%, 12/01/2036 (z)	140
541	ARM, 3.46%, 08/01/2036 (z)	565
129	ARM, 3.47%, 02/01/2037 (z)	134
819	ARM, 3.48%, 08/01/2036 (z)	864

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

383		ARM, 3.49%, 12/01/2036 (z)	400
61		ARM, 3.50%, 11/01/2037 (z)	63
1,374		ARM, 3.56%, 01/01/2037 - 10/01/2037 (z)	1,435
91		ARM, 3.59%, 07/01/2036 (z)	95
539		ARM, 3.64%, 08/01/2037 (z)	565
81		ARM, 3.69%, 04/01/2037 (z)	85
710		ARM, 3.79%, 03/01/2036 (z)	753
2,132		ARM, 3.84%, 06/01/2037 - 04/01/2038 (z)	2,249
4,574		ARM, 3.85%, 10/01/2035 - 06/01/2037 (z)	4,843
864		ARM, 3.88%, 01/01/2038 (z)	915
487		ARM, 3.96%, 03/01/2037 (z)	519
2,837		ARM, 3.97%, 03/01/2035 (z)	3,039
445		ARM, 4.02%, 02/01/2037 (z)	475
248		ARM, 4.04%, 08/01/2037 (z)	258
1,113		ARM, 4.23%, 03/01/2036 (z)	1,191
2		ARM, 5.75%, 01/01/2027 (z)	2
		FHLMC Gold Pools, 15 Year, Single Family,
11,988		4.00%, 07/01/2018 - 06/01/2026	12,453
18		4.50%, 10/01/2018	19
560		5.00%, 03/01/2018 - 01/01/2021	570
6,284		5.50%, 08/01/2019 - 01/01/2024	6,541
612		6.00%, 11/01/2018 - 12/01/2023	625
9		6.50%, 08/01/2021	9
		FHLMC Gold Pools, 20 Year, Single Family,
346		6.00%, 01/01/2019 - 10/01/2024	384
4		6.50%, 08/01/2018 - 05/01/2021	5
		FHLMC Gold Pools, 30 Year, Single Family,
6,474		5.50%, 03/01/2034 - 07/01/2037	7,116
164		6.00%, 07/01/2032	183
232		7.00%, 08/01/2038	262
		FHLMC Gold Pools, FHA/VA,
5,566		7.50%, 12/01/2036	6,137
518		10.00%, 10/01/2030	550
		FNMA,
2		ARM, 1.97%, 01/01/2019 (z)	2
4		ARM, 2.33%, 07/01/2027 (z)	4
1		ARM, 2.64%, 03/01/2019 (z)	1
29		ARM, 2.73%, 08/01/2037 (z)	29
316		ARM, 2.74%, 04/01/2037 (z)	323
57		ARM, 2.84%, 04/01/2036 (z)	58
—	(h)	ARM, 2.88%, 08/01/2019 (z)	—	(h)
1,500		ARM, 2.89%, 08/01/2037 (z)	1,525
1,470		ARM, 2.93%, 07/01/2037 (z)	1,509
1,185		ARM, 3.04%, 06/01/2027 - 01/01/2037 (z)	1,222
86		ARM, 3.06%, 01/01/2035 (z)	89
28		ARM, 3.15%, 07/01/2037 (z)	29

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
778	ARM, 3.16%, 02/01/2037 (z)	803
496	ARM, 3.18%, 08/01/2036 (z)	523
280	ARM, 3.19%, 05/01/2036 (z)	292
1,410	ARM, 3.22%, 11/01/2037 (z)	1,479
185	ARM, 3.26%, 07/01/2037 (z)	192
199	ARM, 3.27%, 10/01/2036 (z)	208
3	ARM, 3.32%, 08/01/2036 (z)	3
540	ARM, 3.35%, 12/01/2035 (z)	565
1,334	ARM, 3.37%, 12/01/2036 (z)	1,389
141	ARM, 3.39%, 01/01/2037 (z)	147
142	ARM, 3.40%, 09/01/2034 (z)	149
684	ARM, 3.41%, 07/01/2036 - 10/01/2036 (z)	717
8	ARM, 3.42%, 05/01/2025 (z)	8
811	ARM, 3.44%, 11/01/2037 (z)	844
761	ARM, 3.45%, 12/01/2036 - 11/01/2037 (z)	792
148	ARM, 3.51%, 08/01/2036 (z)	156
269	ARM, 3.52%, 04/01/2037 (z)	282
10	ARM, 3.55%, 06/01/2036 (z)	11
410	ARM, 3.56%, 08/01/2036 (z)	428
717	ARM, 3.58%, 12/01/2037 - 03/01/2047 (z)	744
420	ARM, 3.67%, 08/01/2036 (z)	445
867	ARM, 3.76%, 03/01/2037 (z)	910
244	ARM, 3.79%, 12/01/2036 (z)	259
6	ARM, 3.85%, 10/01/2025 (z)	6
1,524	ARM, 3.95%, 03/01/2036 (z)	1,628
2,488	ARM, 4.18%, 03/01/2036 - 04/01/2038 (z)	2,641
1,269	ARM, 4.19%, 10/01/2035 (z)	1,367
1,932	ARM, 4.20%, 03/01/2036 (z)	2,075
	FNMA, 15 Year, Single Family,
52	4.00%, 08/01/2018 - 01/01/2019	53
174	4.50%, 05/01/2018 - 05/01/2019	175
215	5.00%, 03/01/2018 - 07/01/2020	217
10,804	5.50%, 09/01/2019 - 07/01/2025	11,254
3,380	6.00%, 09/01/2019 - 07/01/2024	3,529
623	6.50%, 01/01/2023 - 03/01/2023	658
	FNMA, 20 Year, Single Family,
430	5.50%, 05/01/2027	467
2	6.00%, 11/01/2018 - 07/01/2019	2
997	6.50%, 04/01/2018 - 03/01/2025	1,110
129	7.00%, 08/01/2020 - 08/01/2021	132
	FNMA, 30 Year, FHA/VA,
118	5.50%, 08/01/2034	127
9	8.50%, 03/01/2027	9

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		FNMA, 30 Year, Single Family,
16,721		5.50%, 12/01/2032 - 04/01/2037	18,454
3,947		6.00%, 04/01/2035 - 01/01/2038	4,421
5,956		6.50%, 03/01/2026 - 10/01/2038	6,639
2,608		7.00%, 04/01/2037 - 08/01/2037	3,017
48		8.00%, 12/01/2030	52
2		8.50%, 09/01/2021	2
21		9.00%, 02/01/2031	22
9		9.50%, 07/01/2028	9
2		10.00%, 02/01/2024	2
30		FNMA, Other, 4.50%, 12/01/2019	30
510		GNMA I, 15 Year, Single Family, 6.50%, 10/15/2023	535
		GNMA I, 30 Year, Single Family,
3,142		6.50%, 09/15/2038	3,674
6		8.50%, 04/15/2025	7
6		9.00%, 09/15/2024 - 10/15/2026	7
75		9.50%, 07/15/2020 - 12/15/2025	80
		GNMA II,
29		ARM, 2.37%, 03/20/2022 - 01/20/2028 (z)	30
2		ARM, 2.63%, 05/20/2021 (z)	2
29		ARM, 2.75%, 07/20/2021 - 09/20/2022 (z)	29
4		ARM, 3.00%, 04/20/2018 - 05/20/2020 (z)	4
48		ARM, 3.13%, 11/20/2025 (z)	50
—	(h)	ARM, 4.00%, 08/20/2018 (z)	—	(h)
		GNMA II, 30 Year, Single Family,
2,134		6.00%, 09/20/2038	2,367
4,922		7.00%, 08/20/2038 - 09/20/2038	5,589
8		7.50%, 09/20/2028	9
19		8.00%, 09/20/2026 - 12/20/2027	22
23		8.50%, 03/20/2025 - 04/20/2025	24

		Total Mortgage-Backed Securities (Cost $144,566)	146,050

U.S. Government Agency Securities — 9.9%
		FHLB,
7,500		0.88%, 06/29/2018	7,478
28,365		0.88%, 08/05/2019	27,834
23,950		1.00%, 09/26/2019	23,500
30,855		1.25%, 06/08/2018	30,810
35,345		1.75%, 12/14/2018	35,266
12,925		2.00%, 09/14/2018	12,915
		FHLMC,
19,310		0.88%, 10/12/2018	19,182
10,000		0.88%, 07/19/2019	9,820
30,000		1.50%, 01/17/2020	29,578

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
25,650	1.63%, 10/25/2019	25,412
20,000	4.88%, 06/13/2018	20,177
	FNMA,
27,665	1.72% 10/09/2019	26,625
19,105	1.13%, 07/20/2018	19,056
12,500	1.25%, 08/17/2021	11,973
33,500	2.00%, 01/05/2022	32,746
32,690	Resolution Funding Corp. STRIPS, 3.62%, 10/15/2019	31,504

	Total U.S. Government Agency Securities (Cost $368,177)	363,876

U.S. Treasury Obligations — 35.8%
	U.S. Treasury Notes,
20,000	1.00%, 08/31/2019	19,647
25,000	1.13%, 04/30/2020	24,373
40,000	1.13%, 02/28/2021	38,486
55,000	1.25%, 01/31/2019	54,587
45,000	1.25%, 03/31/2019	44,583
45,000	1.25%, 08/31/2019	44,371
50,000	1.25%, 03/31/2021	48,227
30,000	1.38%, 01/31/2020	29,507
45,000	1.38%, 03/31/2020	44,153
15,000	1.38%, 04/30/2020	14,703
53,000	1.38%, 08/31/2020	51,741
80,000	1.38%, 09/30/2020	78,025
58,000	1.38%, 10/31/2020	56,505
115,000	1.38%, 01/31/2021	111,599
60,000	1.38%, 04/30/2021	58,017
60,000	1.50%, 01/31/2019	59,679

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25,440	1.50%, 02/28/2019	25,290
133,010	1.50%, 05/31/2019	131,960
20,000	1.50%, 10/31/2019	19,764
35,000	1.50%, 05/31/2020	34,366
105,650	1.63%, 04/30/2019	105,035
110,000	1.63%, 06/30/2019	109,231
23,000	1.63%, 07/31/2019	22,821
20,000	1.63%, 12/31/2019	19,775
20,000	1.63%, 07/31/2020	19,663
35,000	1.75%, 12/31/2020	34,374
10,000	3.13%, 05/15/2021	10,199

	Total U.S. Treasury Obligations (Cost $1,327,871)	1,310,681

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
9,442	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $9,442)	9,442

	Total Investments — 99.5% (Cost $3,680,034)	3,640,480
	Other Assets in Excess of Liabilities — 0.5%	17,368

	NET ASSETS — 100.0%	$3,657,848

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Core Plus Fund

(formerly JPMorgan Short Duration High Yield Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 11.6%
	AmeriCredit Automobile Receivables Trust,
160	Series 2017-2, Class D, 3.42%, 04/18/2023	161
500	Series 2017-3, Class D, 3.18%, 07/18/2023	497
450	BMW Vehicle Lease Trust, Series 2017-2, Class A3, 2.07%, 10/20/2020	446
200	Business Jet Securities LLC, Series 2018-1, Class A, 4.34%, 02/15/2033 (e)	200
295	CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.11%, 10/17/2022	291
	Citi Held For Asset Issuance,
356	Series 2015-PM1, Class C, 5.01%, 12/15/2021 (e) (bb)	358
500	Series 2016-PM1, Class B, 7.67%, 04/15/2025 (e)	507
	CLUB Credit Trust,
500	Series 2017-P1, Class B, 3.56%, 09/15/2023 (e)	500
228	Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	228
250	Series 2017-P2, Class B, 3.56%, 01/15/2024 (e) (bb)	250
78	Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 04/11/2024	80
500	CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01%, 10/17/2022 (e)	496
273	Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/2022 (e)	270
125	Delta Air Lines Pass-Through Trust, Series 2015-1, Class B, 4.25%, 07/30/2023	128
500	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80%, 07/15/2022	499
	DT Auto Owner Trust,
400	Series 2015-3A, Class D, 4.53%, 10/17/2022 (e)	407
350	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	348
300	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	298
300	Flagship Credit Auto Trust, Series 2017-4, Class D, 3.58%, 01/15/2024 (e)	299
315	Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.03%, 12/15/2020	312
250	LendingClub Issuance Trust, Series 2016-NP2, Class B, 6.00%, 01/17/2023 (e)	255
	Lendmark Funding Trust,
250	Series 2017-2A, Class A, 2.80%, 05/20/2026 (e)	249
200	Series 2017-2A, Class B, 3.38%, 05/20/2026 (e) (bb)	198

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

150	Series 2017-2A, Class C, 4.33%, 05/20/2026 (e) (bb)	149
	Marlette Funding Trust,
250	Series 2017-3A, Class A, 2.36%, 12/15/2024 (e)	250
250	Series 2017-3A, Class B, 3.01%, 12/15/2024 (e)	249
200	Series 2017-3A, Class C, 4.01%, 12/15/2024 (e)	201
288	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, SUB, 3.00%, 07/25/2057 (e) (bb)	286
	Prosper Marketplace Issuance Trust,
278	Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	278
300	Series 2017-3A, Class B, 3.36%, 11/15/2023 (e)	298
	SoFi Consumer Loan Program LLC,
192	Series 2017-6, Class B, 3.52%, 11/25/2026 (e) (bb)	190
300	Series 2017-6, Class C, 4.02%, 11/25/2026 (e) (bb)	299
500	Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	502
30	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.65%, 10/07/2025	29
107	US Airways Pass-Through Trust, Series 2012-2, Class A, 4.63%, 06/03/2025	111
230	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 04/17/2023 (e)	229
400	VOLT LXIII LLC, Series 2017-NP10, Class A1, SUB, 3.00%, 10/25/2047 (e)	400
500	Westlake Automobile Receivables Trust, Series 2016-2A, Class D, 4.10%, 06/15/2021 (e)	507

	Total Asset-Backed Securities (Cost $11,322)	11,255

Collateralized Mortgage Obligations — 11.0%
	Alternative Loan Trust,
371	Series 2004-25CB, Class A1, 6.00%, 12/25/2034	379
374	Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	378
302	CHL Mortgage Pass-Through Trust, Series 2006-HYB2, Class 2A1B, 3.42%, 04/20/2036 (z)	279
	FHLMC REMIC,
320	Series 3036, Class NE, 5.00%, 09/15/2035	340
228	Series 3820, Class GJ, 3.50%, 12/15/2039	230

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
180	Series 3904, Class EC, 2.00%, 08/15/2040	176
311	Series 4012, Class JD, 1.75%, 12/15/2040	303
219	Series 4091, Class TA, 3.00%, 05/15/2041	218
1,146	Series 4120, Class JS, IF, IO, 4.61%, 10/15/2032 (z)	162
203	Series 4239, Class LD, 3.00%, 08/15/2043	201
311	Series 4284, Class EJ, 3.00%, 10/15/2038	309
112	Series 4454, Class B, 3.00%, 10/15/2041	111
436	Series 4467, Class DA, 3.00%, 11/15/2041	434
252	Series 4480, Class QA, 3.00%, 11/15/2043	251
239	Series 4537, Class HA, 3.50%, 09/15/2041	243
1,093	Series 4681, Class SD, IF, IO, 4.56%, 05/15/2047 (z)	201
	FHLMC Structured Agency Credit Risk Debt Notes,
244	Series 2017-DNA3, Class M1, 2.37%, 03/25/2030 (z)	245
250	Series 2017-DNA3, Class M2, 4.12%, 03/25/2030 (z)	258
	FNMA REMIC,
330	Series 2013-81, Class EF, 1.97%, 12/25/2042 (z)	330
1,067	Series 2014-84, Class KA, 3.00%, 11/25/2040	1,065
302	Series 2015-2, Class PA, 2.25%, 03/25/2044	290
171	Series 2015-54, Class FA, 1.97%, 07/25/2045 (z)	171
952	Series 2015-80, Class CA, 3.00%, 04/25/2040	948
1,097	Series 2017-13, Class AS, IF, IO, 4.43%, 02/25/2047 (z)	211
930	Series 2017-46, Class LB, 3.50%, 12/25/2052	943
1,026	Series 2017-47, Class ST, IF, IO, 4.48%, 06/25/2047 (z)	205
1,126	Series 2017-69, Class SH, IF, IO, 4.58%, 09/25/2047 (z)	215
966	Series 2017-96, Class KA, 3.00%, 01/25/2055	956
676	GNMA, Series 2012-39, Class MI, IO, 4.00%, 03/16/2042	143
82	LSTAR Securities Investment Ltd., (Cayman Islands), Series 2017-7, Class A, 3.32%, 10/01/2022 (e) (z)	82
141	RALI Trust, Series 2003-QS12, Class A4, 3.35%, 06/25/2018	141
312	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR5, Class A6, 3.05%, 05/25/2035 (z)	314

	Total Collateralized Mortgage Obligations (Cost $11,011)	10,732

Commercial Mortgage-Backed Securities — 12.8%
300	BXMT Ltd., Series 2017-FL1, Class D, 4.29%, 06/15/2035 (e) (z) (bb)	301

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

206	CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class D, 3.77%, 04/10/2028 (e) (bb)	206
400	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class C, 2.64%, 07/15/2032 (e) (z) (bb)	401
245	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.70%, 11/10/2046 (e) (z)	259
	FHLMC Multifamily Structured Pass-Through Certificates,
5,869	Series K018, Class X1, IO, 1.37%, 01/25/2022 (z)	248
3,360	Series K025, Class X3, IO, 1.75%, 11/25/2040 (z)	237
11,261	Series K027, Class X1, IO, 0.80%, 01/25/2023 (z)	354
3,700	Series K054, Class X3, IO, 1.60%, 04/25/2043 (z)	378
2,775	Series K061, Class X3, IO, 1.97%, 12/25/2044 (z)	385
2,537	Series K070, Class X3, IO, 2.04%, 12/25/2044 (z)	385
1,200	Series K072, Class X3, IO, 2.14%, 12/25/2050 (z)	196
3,500	Series K728, Class X3, IO, 1.95%, 11/25/2045 (z)	386
	FREMF Mortgage Trust,
305	Series 2011-K11, Class B, 4.42%, 12/25/2048 (e) (z)	314
500	Series 2011-K12, Class B, 4.34%, 01/25/2046 (e) (z) (bb)	514
500	Series 2011-K14, Class B, 5.17%, 02/25/2047 (e) (z) (bb)	525
135	Series 2011-K15, Class B, 4.95%, 08/25/2044 (e) (z)	142
385	Series 2012-K18, Class B, 4.26%, 01/25/2045 (e) (z)	396
300	Series 2012-K19, Class B, 4.03%, 05/25/2045 (e) (z)	307
530	Series 2012-K21, Class B, 3.94%, 07/25/2045 (e) (z) (bb)	538
190	Series 2012-K22, Class B, 3.44%, 08/25/2045 (e) (z)	192
325	Series 2012-K709, Class B, 3.74%, 04/25/2045 (e) (z) (bb)	328
250	Series 2014-K716, Class B, 3.95%, 08/25/2047 (e) (z)	253
200	Series 2017-K729, Class B, 3.67%, 11/25/2049 (e) (z) (bb)	193
295	Series 2017-KF36, Class B, 4.23%, 08/25/2024 (e) (z)	298

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
296	Series 2017-KF38, Class B, 4.08%, 09/25/2024 (e) (z)	298
300	Series 2017-KF39, Class B, 3.87%, 11/25/2024 (e) (z) (bb)	304
300	Series 2018-KF42, Class B, 3.78%, 12/25/2024 (e) (z)	300
	GNMA,
3,350	Series 2015-115, IO, 0.62%, 07/16/2057 (z)	167
3,701	Series 2017-23, IO, 0.73%, 05/16/2059 (z)	240
100	GRACE Mortgage Trust, Series 2014-GRCE, Class B, 3.52%, 06/10/2028 (e) (bb)	100
	JP Morgan Chase Commercial Mortgage Securities Trust,
45	Series 2005-LDP2, Class E, 4.98%, 07/15/2042 (z) (bb)	45
310	Series 2005-LDP5, Class G, 5.70%, 12/15/2044 (e) (z)	316
	LB-UBS Commercial Mortgage Trust,
300	Series 2007-C6, Class AJ, 6.24%, 07/15/2040 (z)	310
47	Series 2007-C7, Class B, 6.39%, 09/15/2045 (z)	47
	Morgan Stanley Bank of America Merrill Lynch Trust,
300	Series 2014-C15, Class C, 4.89%, 04/15/2047 (z)	308
250	Series 2014-C15, Class D, 4.89%, 04/15/2047 (e) (z) (bb)	229
400	Morgan Stanley Capital I Trust, Series 2014-MP, Class B, 3.69%, 08/11/2033 (e)	403
	Wachovia Bank Commercial Mortgage Trust,
305	Series 2005-C21, Class B, 5.30%, 10/15/2044 (z)	306
400	Series 2007-C30, Class B, 5.46%, 12/15/2043 (z)	403
400	Series 2007-C31, Class B, 5.70%, 04/15/2047 (z)	410
200	Series 2007-C33, Class AJ, 6.01%, 02/15/2051 (z)	201
	WFRBS Commercial Mortgage Trust,
150	Series 2013-C11, Class B, 3.71%, 03/15/2045 (z) (bb)	149
150	Series 2013-C12, Class B, 3.86%, 03/15/2048 (z)	150

	Total Commercial Mortgage-Backed Securities (Cost $12,588)	12,422

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 34.1%
	Consumer Discretionary — 1.4%
	Automobiles — 0.2%
150	Daimler Finance North America LLC, (Germany), 3.35%, 02/22/2023 (e)	149

	Hotels, Restaurants & Leisure — 0.6%
12	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023 (e)	12
	Scientific Games International, Inc.,
319	5.00%, 10/15/2025 (e)	316
117	7.00%, 01/01/2022 (e)	123
125	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	126
110	Starbucks Corp., 3.10%, 03/01/2023	110

		687

	Media — 0.6%
75	Charter Communications Operating LLC, 4.46%, 07/23/2022	77
260	CSC Holdings LLC, 5.25%, 06/01/2024	250
250	DISH DBS Corp., 5.00%, 03/15/2023	230

		557

	Total Consumer Discretionary	1,393

	Consumer Staples — 2.8%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
300	2.65%, 02/01/2021	297
50	3.30%, 02/01/2023	50
75	3.65%, 02/01/2026	74
50	Constellation Brands, Inc., 2.70%, 05/09/2022	49
75	Molson Coors Brewing Co., 2.10%, 07/15/2021	72

		542

	Food & Staples Retailing — 0.6%
350	Safeway, Inc., 3.95%, 08/15/2020	329
225	SUPERVALU, Inc., 7.75%, 11/15/2022	218

		547

	Food Products — 0.5%
100	Bunge Ltd. Finance Corp., 3.00%, 09/25/2022	98
20	Cargill, Inc., 3.25%, 03/01/2023 (e)	20
350	JBS USA LUX SA, (Brazil), 5.88%, 07/15/2024 (e)	341
50	McCormick & Co., Inc., 2.70%, 08/15/2022	49

		508

	Household Products — 0.2%
200	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.38%, 06/24/2022 (e)	191

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Tobacco — 0.9%
350	Altria Group, Inc., 2.63%, 01/14/2020	349
225	BAT Capital Corp., (United Kingdom), 2.76%, 08/15/2022 (e)	219
200	Imperial Brands Finance plc, (United Kingdom), 2.95%, 07/21/2020 (e)	200
	Philip Morris International, Inc.,
100	2.38%, 08/17/2022	96
45	2.50%, 11/02/2022	44

		908

	Total Consumer Staples	2,696

	Energy — 3.9%
	Energy Equipment & Services — 0.6%
50	Baker Hughes a GE Co. LLC, 2.77%, 12/15/2022	49
51	Bristow Group, Inc., 8.75%, 03/01/2023 (e)	52
220	Nabors Industries, Inc., 4.63%, 09/15/2021	214
100	Noble Holding International Ltd., (United Kingdom), 7.88%, 02/01/2026 (e)	101
75	Schlumberger Holdings Corp., 3.63%, 12/21/2022 (e)	76
123	Shelf Drilling Holdings Ltd., (United Arab Emirates), 8.25%, 02/15/2025 (e)	124

		616

	Oil, Gas & Consumable Fuels — 3.3%
125	Antero Resources Corp., 5.13%, 12/01/2022	126
50	Boardwalk Pipelines LP, 4.95%, 12/15/2024	52
50	Buckeye Partners LP, 4.35%, 10/15/2024	50
65	Canadian Natural Resources Ltd., (Canada), 2.95%, 01/15/2023	64
125	Continental Resources, Inc., 5.00%, 09/15/2022	127
30	Ecopetrol SA, (Colombia), 5.88%, 09/18/2023	33
75	Enbridge, Inc., (Canada), 2.90%, 07/15/2022	73
200	Enterprise Products Operating LLC, 2.85%, 04/15/2021	199
125	EQT Corp., 2.50%, 10/01/2020	123
	MPLX LP,
25	3.38%, 03/15/2023	25
50	4.88%, 12/01/2024	52
125	Oasis Petroleum, Inc., 6.88%, 01/15/2023	128
150	ONEOK Partners LP, 3.20%, 09/15/2018	151
200	Petrobras Global Finance BV, (Brazil), 8.75%, 05/23/2026	234
350	Petroleos Mexicanos, (Mexico), 4.88%, 01/24/2022	358
150	RSP Permian, Inc., 6.63%, 10/01/2022	156
300	Spectra Energy Partners LP, 2.95%, 09/25/2018	300

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Sunoco Logistics Partners Operations LP,
55	4.25%, 04/01/2024	55
150	4.65%, 02/15/2022	156
65	Sunoco LP, 5.50%, 02/15/2026 (e)	65
24	TerraForm Power Operating LLC, 4.25%, 01/31/2023 (e)	24
270	Ultra Resources, Inc., 6.88%, 04/15/2022 (e)	242
100	Williams Partners LP, 4.50%, 11/15/2023	103
200	YPF SA, (Argentina), Reg. S, 8.50%, 03/23/2021	219

		3,115

	Total Energy	3,731

	Financials — 14.3%
	Banks — 7.6%
200	ABN AMRO Bank NV, (Netherlands), 2.45%, 06/04/2020 (e)	197
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.05%, 09/23/2019	247
	Bank of America Corp.,
450	(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/2021 (aa)	443
340	(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e) (aa)	333
300	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.30%, 03/10/2019 (e)	299
200	Banque Federative du Credit Mutuel SA, (France), 2.00%, 04/12/2019 (e)	198
200	Barclays Bank plc, (United Kingdom), 2.65%, 01/11/2021	197
500	Capital One NA, 1.85%, 09/13/2019	492
250	Citibank NA, 2.13%, 10/20/2020	244
425	Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)	415
250	Citizens Bank NA, 2.25%, 03/02/2020	247
150	Commonwealth Bank of Australia, (Australia), 1.75%, 11/07/2019 (e)	148
100	Fifth Third Bancorp, 2.60%, 06/15/2022	97
	HSBC Holdings plc, (United Kingdom),
200	2.95%, 05/25/2021	198
200	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	196
200	(USD ICE Swap Rate 5 Year + 3.71%), 6.38%, 09/17/2024 (x) (y) (aa)	210
250	Huntington National Bank (The), 2.50%, 08/07/2022	241
200	Mizuho Bank Ltd., (Japan), 2.45%, 04/16/2019 (e)	199
250	National Australia Bank Ltd., (Australia), 2.50%, 01/12/2021	247

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
200	Nordea Bank AB, (Sweden), 1.63%, 09/30/2019 (e)	197
150	PNC Financial Services Group, Inc. (The), Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 06/01/2023 (x) (y) (aa)	151
100	Regions Financial Corp., 3.20%, 02/08/2021	100
200	Santander UK Group Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/2024 (aa)	196
200	Santander UK plc, (United Kingdom), 2.13%, 11/03/2020	196
250	Sumitomo Mitsui Banking Corp., (Japan), 2.25%, 07/11/2019	248
	Sumitomo Mitsui Financial Group, Inc., (Japan),
65	2.78%, 10/18/2022	63
100	2.93%, 03/09/2021	100
75	3.10%, 01/17/2023	74
40	SunTrust Bank, 3.00%, 02/02/2023	39
200	SunTrust Banks, Inc., 2.90%, 03/03/2021	199
150	Svenska Handelsbanken AB, (Sweden), 5.13%, 03/30/2020 (e)	157
200	UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	194
	Wells Fargo & Co.,
125	3.07%, 01/24/2023	123
80	Series M, 3.45%, 02/13/2023	79
150	Series N, 2.15%, 01/30/2020	148
150	Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 06/15/2024 (x) (y) (aa)	157

		7,269

	Capital Markets — 2.6%
250	Credit Suisse Group AG, (Switzerland), 3.57%, 01/09/2023 (e)	250
	Goldman Sachs Group, Inc. (The),
350	2.35%, 11/15/2021	339
140	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	137
145	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	141
300	3.00%, 04/26/2022	296
170	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	165
135	Macquarie Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (e) (aa)	131
	Morgan Stanley,
250	2.45%, 02/01/2019	249
200	2.50%, 04/21/2021	196

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
200	2.63%, 11/17/2021	196
215	3.13%, 01/23/2023	212
200	UBS Group AG, (Switzerland), Reg. S, (USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/2020 (x) (y) (aa)	210

		2,522

	Consumer Finance — 1.5%
	AerCap Ireland Capital DAC, (Netherlands),
150	4.50%, 05/15/2021	155
150	5.00%, 10/01/2021	157
125	Capital One Financial Corp., 3.20%, 01/30/2023	122
	Ford Motor Credit Co. LLC,
250	2.94%, 01/08/2019	251
200	3.34%, 03/28/2022	197
	General Motors Financial Co., Inc.,
250	3.10%, 01/15/2019	251
125	3.70%, 05/09/2023	124
125	Springleaf Finance Corp., 7.75%, 10/01/2021	136
100	Synchrony Financial, 4.25%, 08/15/2024	101

		1,494

	Diversified Financial Services — 1.0%
200	CK Hutchison International II Ltd., (Hong Kong), 2.25%, 09/29/2020 (e)	196
400	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	391
210	Nationstar Mortgage LLC, 6.50%, 07/01/2021	215
150	Protective Life Global Funding, 2.16%, 09/25/2020 (e)	147

		949

	Insurance — 1.1%
115	Jackson National Life Global Funding, 2.25%, 04/29/2021 (e)	112
15	Lincoln National Corp., 4.00%, 09/01/2023	15
285	MassMutual Global Funding II, 2.35%, 04/09/2019 (e)	285
150	MetLife, Inc., Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 06/15/2020 (x) (y) (aa)	154
100	Metropolitan Life Global Funding I, 3.00%, 01/10/2023 (e)	99
295	Reliance Standard Life Global Funding II, 2.50%, 04/24/2019 (e)	295
105	Suncorp-Metway Ltd., (Australia), 2.38%, 11/09/2020 (e)	103

		1,063

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Thrifts & Mortgage Finance — 0.5%
250	BPCE SA, (France), 2.65%, 02/03/2021	246
210	Ladder Capital Finance Holdings LLLP, 5.25%, 03/15/2022 (e)	212

		458

	Total Financials	13,755

	Health Care — 2.3%
	Biotechnology — 0.3%
150	Amgen, Inc., 2.65%, 05/11/2022	147
145	Celgene Corp., 2.75%, 02/15/2023	140

		287

	Health Care Equipment & Supplies — 0.6%
200	Abbott Laboratories, 2.00%, 03/15/2020	197
150	Becton Dickinson and Co., 2.89%, 06/06/2022	146
200	Mallinckrodt International Finance SA, 4.88%, 04/15/2020 (e)	194

		537

	Health Care Providers & Services — 0.5%
75	Anthem, Inc., 2.95%, 12/01/2022	73
50	Cardinal Health, Inc., 2.62%, 06/15/2022	48
150	Centene Corp., 5.63%, 02/15/2021	154
50	Express Scripts Holding Co., 3.00%, 07/15/2023	48
200	HCA, Inc., 5.38%, 02/01/2025	204

		527

	Pharmaceuticals — 0.9%
185	Allergan Funding SCS, 3.45%, 03/15/2022	184
100	EMD Finance LLC, (Germany), 2.95%, 03/19/2022 (e)	99
200	Mylan NV, 2.50%, 06/07/2019	199
150	Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	145
75	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.80%, 07/21/2023	65
225	Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/2025 (e)	222

		914

	Total Health Care	2,265

	Industrials — 1.9%
	Aerospace & Defense — 0.6%
130	Harris Corp., 2.70%, 04/27/2020	129
150	L3 Technologies, Inc., 4.75%, 07/15/2020	156
140	Northrop Grumman Corp., 2.55%, 10/15/2022	135
100	Rockwell Collins, Inc., 3.10%, 11/15/2021	100

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — continued
125	TransDigm, Inc., 6.50%, 07/15/2024	129

		649

	Airlines — 0.1%
80	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	82

	Building Products — 0.1%
75	Boral Finance Pty. Ltd., (Australia), 3.00%, 11/01/2022 (e)	73

	Industrial Conglomerates — 0.2%
200	General Electric Co., 2.20%, 01/09/2020	197

	Road & Rail — 0.5%
125	DAE Funding LLC, (United Arab Emirates), 4.50%, 08/01/2022 (e)	121
125	Hertz Corp. (The), 7.38%, 01/15/2021	124
205	Park Aerospace Holdings Ltd., (Ireland), 5.25%, 08/15/2022 (e)	206

		451

	Trading Companies & Distributors — 0.4%
160	Air Lease Corp., 2.50%, 03/01/2021	157
100	Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	98
150	WESCO Distribution, Inc., 5.38%, 12/15/2021	153

		408

	Total Industrials	1,860

	Information Technology — 1.0%
	IT Services — 0.3%
250	Alliance Data Systems Corp., 5.88%, 11/01/2021 (e)	256

	Semiconductors & Semiconductor Equipment — 0.1%
75	Analog Devices, Inc., 2.50%, 12/05/2021	74
50	QUALCOMM, Inc., 2.90%, 05/20/2024	47

		121

	Technology Hardware, Storage & Peripherals — 0.6%
	Dell International LLC,
150	4.42%, 06/15/2021 (e)	153
50	5.45%, 06/15/2023 (e)	53
185	5.88%, 06/15/2021 (e)	188
200	Western Digital Corp., 4.75%, 02/15/2026	202

		596

	Total Information Technology	973

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Materials — 1.1%
	Chemicals — 0.4%
	CF Industries, Inc.,
100	3.40%, 12/01/2021 (e)	99
125	3.45%, 06/01/2023	121
60	Chevron Phillips Chemical Co. LLC, 3.30%, 05/01/2023 (e)	60
60	Mosaic Co. (The), 3.25%, 11/15/2022	59
65	PPG Industries, Inc., 3.20%, 03/15/2023	65

		404

	Construction Materials — 0.2%
200	Union Andina de Cementos SAA, (Peru), Reg. S, 5.88%, 10/30/2021	206

	Containers & Packaging — 0.2%
12	OI European Group BV, 4.00%, 03/15/2023 (e)	12
200	Reynolds Group Issuer, Inc., (ICE LIBOR USD 3 Month + 3.50%), 5.22%, 07/15/2021 (e) (aa)	202

		214

	Metals & Mining — 0.3%
215	FMG Resources August 2006 Pty. Ltd., (Australia), 4.75%, 05/15/2022 (e)	215
75	Glencore Funding LLC, (Switzerland), 3.00%, 10/27/2022 (e)	73

		288

	Total Materials	1,112

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
	American Tower Corp.,
150	2.25%, 01/15/2022	144
75	5.90%, 11/01/2021	82
100	Crown Castle International Corp., 4.88%, 04/15/2022	105
150	Equinix, Inc., 5.38%, 04/01/2023	154
75	HCP, Inc., 4.00%, 12/01/2022	77
150	Simon Property Group LP, 2.63%, 06/15/2022	147
147	Ventas Realty LP, 4.25%, 03/01/2022	151
150	Welltower, Inc., 4.95%, 01/15/2021	157

	Total Real Estate	1,017

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
175	3.80%, 03/01/2024	176
65	3.95%, 01/15/2025	65
200	CCO Holdings LLC, 5.88%, 04/01/2024 (e)	207

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
250	CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	251
150	Deutsche Telekom International Finance BV, (Germany), 2.23%, 01/17/2020 (e)	148
75	Frontier Communications Corp., 8.50%, 04/15/2020	74
210	Level 3 Financing, Inc., 5.63%, 02/01/2023	212
175	Verizon Communications, Inc., 3.50%, 11/01/2024	173

		1,306

	Wireless Telecommunication Services — 1.0%
200	Comunicaciones Celulares SA, (Guatemala), Reg. S, 6.88%, 02/06/2024	210
50	Sprint Communications, Inc., 6.00%, 11/15/2022	49
280	Sprint Corp., 7.63%, 03/01/2026	279
	T-Mobile USA, Inc.,
78	4.50%, 02/01/2026	77
78	4.75%, 02/01/2028	76
100	6.50%, 01/15/2024	104
200	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	172

		967

	Total Telecommunication Services	2,273

	Utilities — 2.1%
	Electric Utilities — 0.9%
200	Duke Energy Corp., 1.80%, 09/01/2021	191
200	Enel Finance International NV, (Italy), 2.88%, 05/25/2022 (e)	196
150	Eversource Energy, Series K, 2.75%, 03/15/2022	148
45	ITC Holdings Corp., 2.70%, 11/15/2022 (e)	44
100	PPL Capital Funding, Inc., 3.50%, 12/01/2022	100
67	Terraform Global Operating LLC, 6.13%, 03/01/2026 (e)	68
150	Xcel Energy, Inc., 4.70%, 05/15/2020	155

		902

	Independent Power and Renewable Electricity Producers — 0.4%
200	Dynegy, Inc., 8.03%, 02/02/2024	209
150	Exelon Generation Co. LLC, 3.40%, 03/15/2022	150

		359

	Multi-Utilities — 0.8%
150	Ameren Corp., 2.70%, 11/15/2020	149
25	Berkshire Hathaway Energy Co., 2.80%, 01/15/2023 (e)	24
100	CMS Energy Corp., 5.05%, 03/15/2022	106
150	Consolidated Edison, Inc., 2.00%, 05/15/2021	146
10	NiSource, Inc., 2.65%, 11/17/2022	10

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — continued
75	Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	73
	Sempra Energy,
195	(ICE LIBOR USD 3 Month + 0.45%), 2.04%, 03/15/2021 (aa)	195
40	2.90%, 02/01/2023	39

		742

	Total Utilities	2,003

	Total Corporate Bonds (Cost $33,701)	33,078

Foreign Government Securities — 1.6%
200	Arab Republic of Egypt, (Egypt), Reg. S, 5.88%, 06/11/2025	201
200	Kingdom of Bahrain, (Bahrain), Reg. S, 6.13%, 07/05/2022	207
300	Provincia de Buenos Aires, (Argentina), Reg. S, 10.88%, 01/26/2021	329
200	Republic of Belarus, (Belarus), Reg. S, 7.63%, 06/29/2027	226
200	Republic of Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.95%, 11/10/2021	212
200	Republic of Lebanon, (Lebanon), Reg. S, 5.45%, 11/28/2019	196
150	Ukreximbank Via Biz Finance PLC, (Ukraine), Reg. S, 9.63%, 04/27/2022	159

	Total Foreign Government Securities (Cost $1,567)	1,530

Mortgage-Backed Securities — 5.9%
3,488	FHLMC Gold Pools, 15 Year, Single Family, 3.00%, 09/01/2026 - 08/01/2029 (w)	3,486
92	FHLMC Gold Pools, 20 Year, Single Family, 3.00%, 04/01/2033	92
1,388	FNMA, 15 Year, Single Family, 3.50%, 08/01/2031—05/01/2032	1,416
	FNMA, 20 Year, Single Family,
290	3.00%, 08/01/2033	289
480	3.50%, 05/01/2033	489

	Total Mortgage-Backed Securities (Cost $5,843)	5,772

U.S. Treasury Obligations — 20.7%
	U.S. Treasury Notes,
3,788	1.38%, 09/15/2020	3,697
610	1.50%, 07/15/2020	598
3,570	1.50%, 08/15/2020	3,499
390	1.63%, 11/30/2020	382
935	1.75%, 11/15/2020	919

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

330		1.88%, 12/15/2020	325
1,520		2.25%, 02/29/2020	1,520
6,890		2.25%, 02/15/2021	6,859
2,290		2.63%, 02/28/2023	2,287

		Total U.S. Treasury Obligations (Cost $20,249)	20,086

SHARES
Common Stock — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
—	(h)	Sabine Oil & Gas Holdings, Inc. (a) (Cost $4)	5

NUMBER OF WARRANTS
Warrants — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
		Sabine Oil & Gas Holdings, Inc.,
—	(h)	expiring 04/13/2026 (a)	—	(h)
—	(h)	expiring 04/13/2026 (Strike Price $1.00) (a)	3

		Total Warrants (Cost $2)	3

PRINCIPAL AMOUNT
Short-Term Investments — 2.1%
		U.S. Treasury Obligations — 0.2%
		U.S. Treasury Bills,
40		1.59%, 05/24/2018 (k) (n)	40
130		1.82%, 08/16/2018 (k) (n)	129

		Total U.S. Treasury Obligations (Cost $169)	169

SHARES
		Investment Company — 1.9%
1,893		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $1,893)	1,893

		Total Short-Term Investments (Cost $2,062)	2,062

		Total Investments — 99.8% (Cost $98,349)	96,945
		Other Assets in Excess of Liabilities — 0.2%	176

		NET ASSETS — 100.0%	$97,121

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands, except number of Future contracts)

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1	06/2018	USD	120	— (h)
U.S. Treasury 2 Year Note	34	06/2018	USD	7,224	(1)
U.S. Treasury 5 Year Note	53	06/2018	USD	6,039	2

					1

Short Contracts
U.S. Treasury 10 Year Note	(64)	06/2018	USD	(7,685)	(14)
U.S. Treasury 10 Year Ultra Note	(24)	06/2018	USD	(3,074)	(16)

					(30)

					(29)

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

ACE	— Adjusted Current Earnings
ACES	— Alternative Credit Enhancement Securities
ARCECOES	— Argentina Reference Stabilization Coefficient CER
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2018.
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CDX	— Credit Default Swap Index
CMBS	— Commercial Mortgage-Backed Security
CPI-U	— Consumer Price Index for All Urban Customers
DN	— Discount Notes
EGP	— Egyptian Pound
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2018. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RUB	— Russian Ruble
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2018.
TBA	— To Be Announced
USD	— United States Dollar
UYU	— Uruguayan Peso
VA	— Veterans Administration
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2018.
(n)	— The rate shown is the effective yield as of February 28, 2018.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2018.

(y)	— Security is an interest bearing note with preferred security Characteristics.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2018.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	JPMorgan Inflation Managed Bond Fund	$7,050

@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2018.
^	— All or a portion of the security is unsettled as of February 28, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	261

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

(Amounts in thousands, except per share amounts)

	Core Bond Fund		Core Plus Bond Fund	Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$27,878,180		$11,335,579	$1,249,663
Investments in affiliates, at value	807,610		654,304	62,272
Options purchased, at value	—		638	—
Cash	2,011		4,324	44
Foreign currency, at value	—		1,311	—
Deposits at broker for futures contracts	—		1,150	—
Receivables:
Due from custodian	—		1,937	—
Investment securities sold	9,179		29,942	11
Investment securities sold — delayed delivery securities	56		51,059	—
Fund shares sold	24,736		10,414	1,523
Interest and dividends from non-affiliates	123,893		66,895	3,795
Dividends from affiliates	1,299		882	60
Tax reclaims	—		25	—
Variation margin on centrally cleared swaps (net upfront payments of $0, $2,744 and $0, respectively)	—		2,254	—
Unrealized appreciation on forward foreign currency exchange contracts	—		781	—

Total Assets	28,846,964		12,161,495	1,317,368

LIABILITIES:
Payables:
Investment securities purchased	201,880		39,050	—
Investment securities purchased—delayed delivery securities	16,326		147,013	—
Fund shares redeemed	113,792		44,115	2,284
Variation margin on futures contracts	—		2,188	—
Unrealized depreciation on forward foreign currency exchange contracts	—		342	—
Outstanding options written, at fair value	—		239	—
Accrued liabilities:
Investment advisory fees	5,612		2,528	227
Administration fees	1,237		664	40
Distribution fees	826		328	129
Service fees	1,345		263	149
Custodian and accounting fees	241		145	20
Collateral management fees	—		8	—
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—
Deferred foreign capital gains tax	—		1	—
Other	963		220	113

Total Liabilities	342,222		237,105	2,962

Net Assets	$28,504,742		$11,924,390	$1,314,406

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$28,591,360	$12,130,088	$1,319,334
Accumulated undistributed (distributions in excess of) net investment income	7,676	(928)	223
Accumulated net realized gains (losses)	26,922	(30,259)	(2,382)
Net unrealized appreciation (depreciation)	(121,216)	(174,511)	(2,769)

Total Net Assets	$28,504,742	$11,924,390	$1,314,406

Net Assets:
Class A	$2,146,164	$1,016,261	$432,065
Class C	638,131	208,888	42,602
Class I (formerly Select Class)	7,208,052	1,179,405	581,435
Class L	—	443,474	—
Class R2	102,320	22,556	50,768
Class R3	3,443	7,688	3,696
Class R4	5,637	773	757
Class R5	390,635	1,810	—
Class R6	18,010,360	9,043,535	203,083

Total	$28,504,742	$11,924,390	$1,314,406

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	189,399	125,555	42,068
Class C	55,951	25,661	4,161
Class I (formerly Select Class)	636,589	145,776	56,646
Class L	—	54,741	—
Class R2	9,042	2,787	4,948
Class R3	305	951	360
Class R4	498	96	74
Class R5	34,547	224	—
Class R6	1,588,698	1,116,882	19,789

Net Asset Value (a):
Class A — Redemption price per share	$11.33	$8.09	$10.27
Class C — Offering price per share(b)	11.41	8.14	10.24
Class I (formerly Select Class) — Offering and redemption price per share	11.32	8.09	10.26
Class L — Offering and redemption price per share	—	8.10	—
Class R2 — Offering and redemption price per share	11.32	8.09	10.26
Class R3 — Offering and redemption price per share	11.30	8.08	10.27
Class R4 — Offering and redemption price per share	11.31	8.09	10.26
Class R5 — Offering and redemption price per share	11.31	8.09	—
Class R6 — Offering and redemption price per share	11.34	8.10	10.26
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.77	$8.41	$10.67

Cost of investments in non-affiliates	$27,999,366	$11,508,585	$1,252,432
Cost of investments in affiliates	807,640	654,298	62,272
Cost of options purchased	—	878	—
Cost of foreign currency	—	1,315	—
Premiums received from options written	—	319	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	263

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund		Inflation Managed Bond Fund		Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$8,679,335		$1,427,809		$939,832
Investments in affiliates, at value	258,478		10,583		72,656
Investments in affiliates — restricted, at value	—		7,050		—
Cash	2,698		—		87
Foreign currency, at value	408		—		—
Receivables:
Due from custodian	11,858		—		—
Investment securities sold	50,643		20,867		2,946
Fund shares sold	4,788		644		188
Interest and dividends from non-affiliates	137,713		7,067		1,980
Dividends from affiliates	238		37		69
Tax reclaims	343		—		—
Outstanding OTC swap contracts, at value	—		8,350		—

Total Assets	9,146,502		1,482,407		1,017,758

LIABILITIES:
Payables:
Due to custodian	—		1,331		—
Investment securities purchased	93,466		3,792		2,917
Investment securities purchased — delayed delivery securities	3,610		—		—
Fund shares redeemed	20,979		23,927		2,659
Variation margin on centrally cleared swaps (net upfront payments of $13,710, $0 and $0, respectively)	360		—		—
Outstanding OTC swap contracts, at value	—		11,453		—
Accrued liabilities:
Investment advisory fees	3,481		368		114
Administration fees	102		79		16
Distribution fees	220		7		34
Service fees	400		41		56
Custodian and accounting fees	134		58		24
Collateral management fees	5		9		—
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—
Other	787		366		87

Total Liabilities	123,544		41,431		5,907

Net Assets	$9,022,958		$1,440,976		$1,011,851

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$9,379,713	$1,505,196	$1,036,111
Accumulated undistributed (distributions in excess of) net investment income	1,010	205	54
Accumulated net realized gains (losses)	(356,837)	(50,421)	(19,266)
Net unrealized appreciation (depreciation)	(928)	(14,004)	(5,048)

Total Net Assets	$9,022,958	$1,440,976	$1,011,851

Net Assets:
Class A	$632,060	$22,800	$121,268
Class C	158,458	5,644	17,540
Class I (formerly Select Class)	3,322,653	206,975	214,976
Class R2	7,794	—	—
Class R3	20	—	—
Class R4	27	—	—
Class R5	72,349	5,945	—
Class R6	4,829,597	1,199,612	658,067

Total	$9,022,958	$1,440,976	$1,011,851

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	86,782	2,246	12,151
Class C	21,719	559	1,776
Class I (formerly Select Class)	453,712	20,401	21,544
Class R2	1,071	—	—
Class R3	3	—	—
Class R4	4	—	—
Class R5	9,865	583	—
Class R6	659,370	118,060	65,852

Net Asset Value (a):
Class A — Redemption price per share	$7.28	$10.15	$9.98
Class C — Offering price per share (b)	7.30	10.09	9.87
Class I (formerly Select Class) — Offering and redemption price per share	7.32	10.15	9.98
Class R2 — Offering and redemption price per share	7.27	—	—
Class R3 — Offering and redemption price per share	7.32	—	—
Class R4 — Offering and redemption price per share	7.32	—	—
Class R5 — Offering and redemption price per share	7.33	10.19	—
Class R6 — Offering and redemption price per share	7.32	10.16	9.99
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.56	$10.55	$10.21

Cost of investments in non-affiliates	$8,680,754	$1,438,703	$944,870
Cost of investments in affiliates	258,478	10,590	72,666
Cost of investments in affiliates — restricted	—	7,050	—
Cost of foreign currency	394	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	265

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$1,939,237	$3,631,038	$95,052
Investments in affiliates, at value	24,731	9,442	1,893
Cash	42	—	—
Receivables:
Due from custodian	—	—	419
Investment securities sold	537	4,131	1,882
Investment securities sold — delayed delivery securities	184	—	3,446
Fund shares sold	1,532	1,438	10
Interest and dividends from non-affiliates	6,677	18,217	532
Dividends from affiliates	26	22	2
Tax reclaims	—	—	16
Variation margin on centrally cleared swaps	—	—	1
Due from adviser	—	—	49
Other assets	1	—	—

Total Assets	1,972,967	3,664,288	103,302

LIABILITIES:
Payables:
Due to custodian	—	175	25
Investment securities purchased	8	—	2,591
Investment securities purchased — delayed delivery securities	6,057	—	3,492
Fund shares redeemed	1,404	4,309	2
Variation margin on futures contracts	—	—	2
Accrued liabilities:
Investment advisory fees	276	646	—
Administration fees	—	181	—
Distribution fees	28	101	2
Service fees	127	556	4
Custodian and accounting fees	56	49	2
Collateral management fees	—	—	2
Other	136	423	59

Total Liabilities	8,092	6,440	6,181

Net Assets	$1,964,875	$3,657,848	$97,121

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$1,969,512	$3,709,629	$113,479
Accumulated undistributed (distributions in excess of) net investment income	879	337	(4)
Accumulated net realized gains (losses)	(2,098)	(12,564)	(14,921)
Net unrealized appreciation (depreciation)	(3,418)	(39,554)	(1,433)

Total Net Assets	$1,964,875	$3,657,848	$97,121

Net Assets:
Class A	$109,033	$386,702	$9,900
Class C	11,849	34,926	1,207
Class I (formerly Select Class)	888,646	1,010,587	56,434
Class R6	955,347	2,225,633	29,580

Total	$1,964,875	$3,657,848	$97,121

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	9,688	36,203	1,054
Class C	1,082	3,248	128
Class I (formerly Select Class)	80,984	94,481	6,008
Class R6	87,090	208,127	3,149

Net Asset Value (a):
Class A — Redemption price per share	$11.25	$10.68	$9.40
Class C — Offering price per share (b)	10.95	10.75	9.38
Class I (formerly Select Class) — Offering and redemption price per share	10.97	10.70	9.39
Class R6 — Offering and redemption price per share	10.97	10.69	9.39
Class A maximum sales charge	3.75%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.69	$10.93	$9.62

Cost of investments in non-affiliates	$1,942,654	$3,670,592	$96,456
Cost of investments in affiliates	24,732	9,442	1,893

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	267

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$842,418	$331,495	$37,635
Interest income from affiliates	37	25	2
Dividend income from non-affiliates	2	149	—
Dividend income from affiliates	7,188	6,741	539
Foreign taxes withheld	—	(2)	—

Total investment income	849,645	338,408	38,176

EXPENSES:
Investment advisory fees	80,414	30,012	4,060
Administration fees	21,832	8,146	1,102
Distribution fees:
Class A	5,765	2,590	1,201
Class C	5,868	1,841	425
Class R2	538	148	281
Class R3	6	10	5
Service fees:
Class A	5,765	2,590	1,201
Class C	1,956	614	142
Class I (formerly Select Class)	23,586	3,313	1,595
Class L	—	1,016	—
Class R2	269	74	140
Class R3	6	10	5
Class R4	1	— (a)	1
Class R5	408	1	—
Custodian and accounting fees	1,150	741	106
Interest expense to affiliates	—	1	—
Professional fees	522	231	85
Collateral management fees	—	49	—
Trustees’ and Chief Compliance Officer’s fees	109	43	29
Printing and mailing costs	1,955	888	110
Registration and filing fees	369	378	117
Transfer agency fees (See Note 2.I.)	523	192	44
Sub-transfer agency fees (See Note 2.I.)	1,092	417	284
Other	500	149	33

Total expenses	152,634	53,454	10,966

Less fees waived	(27,150)	(6,371)	(2,459)
Less earnings credits	(1)	(1)	—
Less expense reimbursements	(161)	(96)	(159)

Net expenses	125,322	46,986	8,348

Net investment income (loss)	724,323	291,422	29,828

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Core Bond Fund	Core Plus Bond Fund		Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	80,463	13,869		(993)
Investments in affiliates	(183)	(103)		—
Options purchased	—	(8,619)		—
Futures contracts	—	(29,244)		—
Foreign currency transactions	—	68		—
Forward foreign currency exchange contracts	—	(3,359)		—
Options written	—	32		—
Swaps	—	35		—

Net realized gain (loss)	80,280	(27,321)		(993)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(566,551)	(187,116	)(b)	(31,645)
Investments in affiliates	(126)	(94)		—
Options purchased	—	6,031		—
Futures contracts	—	3,252		—
Foreign currency translations	—	(42)		—
Forward foreign currency exchange contracts	—	545		—
Options written	—	80		—
Swaps	—	(906)		—
Unfunded commitments	—	(3)		—

Change in net unrealized appreciation/depreciation	(566,677)	(178,253)		(31,645)

Net realized/unrealized gains (losses)	(486,397)	(205,574)		(32,638)

Change in net assets resulting from operations	$237,926	$85,848		$(2,810)

(a)	Amount rounds to less than 500.
(b)	Net of change in foreign capital gains tax of approximately $(1,000) for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$655,750	$37,163	$21,465
Interest income from affiliates	17	83	1
Dividend income from non-affiliates	2,538	—	—
Dividend income from affiliates	3,215	390	1,025

Total investment income	661,520	37,636	22,491

EXPENSES:
Investment advisory fees	63,343	5,025	2,739
Administration fees	8,602	1,169	892
Distribution fees:
Class A	1,885	56	324
Class C	1,414	43	235
Class R2	42	—	—
Class R3 (a)	— (b)	—	—
Service fees:
Class A	1,885	56	324
Class C	471	14	79
Class I (formerly Select Class)	11,747	924	549
Class R2	21	—	—
Class R3 (a)	— (b)	—	—
Class R4 (a)	— (b)	—	—
Class R5	70	5	—
Custodian and accounting fees	510	218	158
Interest expense to affiliates	1	—	—
Professional fees	301	110	85
Collateral management fees	31	54	—
Trustees’ and Chief Compliance Officer’s fees	47	27	29
Printing and mailing costs	1,227	—	75
Registration and filing fees	176	75	53
Transfer agency fees (See Note 2.I.)	1,438	16	42
Sub-transfer agency fees (See Note 2.I.)	528	1	15
Other	172	8	31

Total expenses	93,911	7,801	5,630

Less fees waived	(19,379)	(712)	(1,755)
Less earnings credits	(2)	—	—
Less expense reimbursements	(12)	—	—

Net expenses	74,518	7,089	3,875

Net investment income (loss)	587,002	30,547	18,616

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	30,212	(690)	(778)
Investments in affiliates	—	(16)	(16)
Foreign currency transactions	(12)	—	—
Swaps	17,279	(22,676)	—

Net realized gain (loss)	47,479	(23,382)	(794)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(275,470)	(25,168)	(76)
Investments in affiliates	—	(7)	(18)
Foreign currency translations	14	—	—
Swaps	(7,509)	22,353	—
Unfunded commitments	(124)	—	—

Change in net unrealized appreciation/depreciation	(283,089)	(2,822)	(94)

Net realized/unrealized gains (losses)	(235,610)	(26,204)	(888)

Change in net assets resulting from operations	$351,392	$4,343	$17,728

(a)	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$77,921	$79,056	$5,682
Interest income from affiliates	3	15	— (a)
Dividend income from non-affiliates	— (a)	1	40
Dividend income from affiliates	332	196	55

Total investment income	78,256	79,268	5,777

EXPENSES:
Investment advisory fees	7,631	10,905	562
Administration fees	1,776	3,554	112
Distribution fees:
Class A	304	1,234	11
Class C	111	504	9
Service fees:
Class A	304	1,234	11
Class C	37	168	3
Class I (formerly Select Class)	2,425	3,566	251
Custodian and accounting fees	311	239	35
Interest expense to affiliates	1	—	—
Professional fees	109	141	134
Collateral management fees	—	—	12
Trustees’ and Chief Compliance Officer’s fees	30	23	26
Printing and mailing costs	156	128	40
Registration and filing fees	62	49	48
Transfer agency fees (See Note 2.I.)	39	67	3
Sub-transfer agency fees (See Note 2.I.)	64	26	1
Other	52	130	12

Total expenses	13,412	21,968	1,270

Less fees waived	(5,949)	(2,192)	(485)
Less earnings credits	— (a)	— (a)	—
Less expense reimbursements	—	(5)	(49)

Net expenses	7,463	19,771	736

Net investment income (loss)	70,793	59,497	5,041

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,122	(8,457)	(358)
Investments in affiliates	(13)	—	—
Futures contracts	—	—	91
Swaps	—	—	— (a)

Net realized gain (loss)	1,109	(8,457)	(267)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(37,783)	(41,606)	(1,966)
Investments in affiliates	(1)	—	—
Futures contracts	—	—	(29)

Change in net unrealized appreciation/depreciation	(37,784)	(41,606)	(1,995)

Net realized/unrealized gains (losses)	(36,675)	(50,063)	(2,262)

Change in net assets resulting from operations	$34,118	$9,434	$2,779

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$724,323	$711,248	$291,422	$176,675
Net realized gain (loss)	80,280	96,368	(27,321)	8,163
Change in net unrealized appreciation/depreciation	(566,677)	(418,071)	(178,253)	1,768

Change in net assets resulting from operations	237,926	389,545	85,848	186,606

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(55,454)	(66,935)	(26,539)	(25,129)
From net realized gains	(5,145)	(10,135)	—	—
Class C
From net investment income	(13,800)	(15,568)	(4,616)	(5,032)
From net realized gains	(1,561)	(3,629)	—	—
Class I (formerly Select Class)
From net investment income	(247,346)	(293,299)	(38,229)	(19,468)
From net realized gains	(17,163)	(45,059)	—	—
Class L
From net investment income	—	—	(28,652)	(29,844)
Class R2
From net investment income	(2,262)	(2,334)	(635)	(702)
From net realized gains	(241)	(426)	—	—
Class R3 (a)
From net investment income	(55)	(1)	(104)	— (b)
From net realized gains	(7)	— (b)	—	—
Class R4 (a)
From net investment income	(23)	— (b)	(7)	— (b)
From net realized gains	— (b)	— (b)	—	—
Class R5 (c)
From net investment income	(11,649)	(11,676)	(21)	— (b)
From net realized gains	(958)	(1,691)	—	—
Class R6
From net investment income	(391,520)	(323,776)	(187,871)	(95,297)
From net realized gains	(36,621)	(41,298)	—	—

Total distributions to shareholders	(783,805)	(815,827)	(286,674)	(175,472)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,509,821	(1,547,472)	3,690,087	3,663,393

NET ASSETS:
Change in net assets	963,942	(1,973,754)	3,489,261	3,674,527
Beginning of period	27,540,800	29,514,554	8,435,129	4,760,602

End of period	$28,504,742	$27,540,800	$11,924,390	$8,435,129

Accumulated undistributed (distributions in excess of) net investment income	$7,676	$5,399	$(928)	$2,665

(a)	Commencement of offering of class of shares effective September 9, 2016.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,828	$29,146	$587,002	$655,807
Net realized gain (loss)	(993)	4,207	47,479	(137,061)
Change in net unrealized appreciation/depreciation	(31,645)	(42,766)	(283,089)	1,349,013

Change in net assets resulting from operations	(2,810)	(9,413)	351,392	1,867,759

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(9,935)	(11,468)	(40,012)	(50,388)
From net realized gains	(412)	(1,856)	—	—
Class C
From net investment income	(814)	(1,013)	(9,159)	(10,279)
From net realized gains	(45)	(256)	—	—
Class I (formerly Select Class)
From net investment income	(14,978)	(14,607)	(257,922)	(334,379)
From net realized gains	(540)	(2,211)	—	—
Class R2
From net investment income	(988)	(1,145)	(425)	(440)
From net realized gains	(49)	(202)	—	—
Class R3 (a)
From net investment income	(41)	(1)	— (b)	—
From net realized gains	(3)	— (b)	—	—
Class R4 (a)
From net investment income	(7)	— (b)	(1)	—
From net realized gains	— (b)	— (b)	—	—
Class R5
From net investment income	—	—	(4,166)	(3,620)
Class R6 (c)
From net investment income	(3,037)	(974)	(277,660)	(256,840)
From net realized gains	(162)	(247)	—	—

Total distributions to shareholders	(31,011)	(33,980)	(589,345)	(655,946)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(11,713)	96,551	(4,001,136)	2,761,563

NET ASSETS:
Change in net assets	(45,534)	53,158	(4,239,089)	3,973,376
Beginning of period	1,359,940	1,306,782	13,262,047	9,288,671

End of period	$1,314,406	$1,359,940	$9,022,958	$13,262,047

Accumulated undistributed (distributions in excess of) net investment income	$223	$196	$1,010	$947

(a)	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund and September 9, 2016 for Government Bond Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$30,547	$28,585	$18,616	$15,119
Net realized gain (loss)	(23,382)	(17,396)	(794)	(204)
Change in net unrealized appreciation/depreciation	(2,822)	47,338	(94)	3,515

Change in net assets resulting from operations	4,343	58,527	17,728	18,430

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(445)	(469)	(1,755)	(1,617)
Class C
From net investment income	(76)	(45)	(252)	(196)
Class I (formerly Select Class)
From net investment income	(8,015)	(11,002)	(3,531)	(3,176)
Class R2 (a)
From net investment income	—	(9)	—	—
Class R5
From net investment income	(116)	(34)	—	—
Class R6
From net investment income	(23,048)	(15,530)	(12,873)	(10,392)

Total distributions to shareholders	(31,700)	(27,089)	(18,411)	(15,381)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,110	(144,045)	(174,107)	(69,654)

NET ASSETS:
Change in net assets	(6,247)	(112,607)	(174,790)	(66,605)
Beginning of period	1,447,223	1,559,830	1,186,641	1,253,246

End of period	$1,440,976	$1,447,223	$1,011,851	$1,186,641

Accumulated undistributed (distributions in excess of) net investment income	$205	$1,358	$54	$(253)

(a)	Liquidated on December 9, 2016 for Inflation Managed Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$70,793	$75,321	$59,497	$86,807
Net realized gain (loss)	1,109	(1,733)	(8,457)	3,002
Change in net unrealized appreciation/depreciation	(37,784)	(45,915)	(41,606)	3,929

Change in net assets resulting from operations	34,118	27,673	9,434	93,738

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,490)	(4,421)	(5,073)	(3,349)
From net realized gains	—	(99)	—	(589)
Class C
From net investment income	(361)	(414)	(321)	(124)
From net realized gains	—	(12)	—	(101)
Class I (formerly Select Class)
From net investment income	(31,048)	(31,789)	(17,124)	(51,875)
From net realized gains	—	(708)	—	(3,715)
Class R6
From net investment income	(35,793)	(38,754)	(36,776)	(32,973)
From net realized gains	—	(764)	—	(2,937)

Total distributions to shareholders	(70,692)	(76,961)	(59,294)	(95,663)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(363,352)	(272,200)	(2,347,777)	(4,898,492)

NET ASSETS:
Change in net assets	(399,926)	(321,488)	(2,397,637)	(4,900,417)
Beginning of period	2,364,801	2,686,289	6,055,485	10,955,902

End of period	$1,964,875	$2,364,801	$3,657,848	$6,055,485

Accumulated undistributed (distributions in excess of) net investment income	$879	$778	$337	$127

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration Core Plus Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,041	$7,456
Net realized gain (loss)	(267)	(4,607)
Change in net unrealized appreciation/depreciation	(1,995)	16,679

Change in net assets resulting from operations	2,779	19,528

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(152)	(145)
Class C
From net investment income	(35)	(22)
Class I (formerly Select Class)
From net investment income	(3,753)	(5,727)
Class R6
From net investment income	(1,153)	(1,586)

Total distributions to shareholders	(5,093)	(7,480)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(65,946)	(3,966)

NET ASSETS:
Change in net assets	(68,260)	8,082
Beginning of period	165,381	157,299

End of period	$97,121	$165,381

Accumulated undistributed (distributions in excess of) net investment income	$(4)	$76

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$601,278	$1,067,787	$390,059	$639,491
Distributions reinvested	56,966	73,203	25,576	24,306
Cost of shares redeemed	(1,038,857)	(1,604,704)	(457,792)	(429,790)

Change in net assets resulting from Class A capital transactions	$(380,613)	$(463,714)	$(42,157)	$234,007

Class C
Proceeds from shares issued	$57,458	$200,594	$34,177	$86,450
Distributions reinvested	14,457	17,780	4,393	4,747
Cost of shares redeemed	(336,760)	(265,609)	(103,367)	(80,585)

Change in net assets resulting from Class C capital transactions	$(264,845)	$(47,235)	$(64,797)	$10,612

Class I (formerly Select Class)
Proceeds from shares issued	$3,245,608	$4,830,464	$1,069,484	$980,467
Distributions reinvested	235,522	266,061	34,800	16,739
Cost of shares redeemed	(8,219,690)	(4,605,704)	(1,109,416)	(239,653)

Change in net assets resulting from Class I capital transactions	$(4,738,560)	$490,821	$(5,132)	$757,553

Class L
Proceeds from shares issued	$—	$—	$581,420	$1,157,719
Distributions reinvested	—	—	27,822	28,625
Cost of shares redeemed	—	—	(1,490,783)	(677,177)

Change in net assets resulting from Class L capital transactions	$—	$—	$(881,541)	$509,167

Class R2
Proceeds from shares issued	$32,001	$34,734	$9,182	$16,268
Distributions reinvested	2,276	2,516	356	390
Cost of shares redeemed	(42,276)	(36,454)	(21,086)	(17,248)

Change in net assets resulting from Class R2 capital transactions	$(7,999)	$796	$(11,548)	$(590)

Class R3 (a)
Proceeds from shares issued	$3,638	$438	$8,942	$20
Distributions reinvested	57	1	104	— (b)
Cost of shares redeemed	(604)	—	(1,185)	—

Change in net assets resulting from Class R3 capital transactions	$3,091	$439	$7,861	$20

Class R4 (a)
Proceeds from shares issued	$5,755	$20	$785	$20
Distributions reinvested	23	— (b)	7	— (b)
Cost of shares redeemed	(82)	—	(27)	—

Change in net assets resulting from Class R4 capital transactions	$5,696	$20	$765	$20

Class R5 (c)
Proceeds from shares issued	$116,105	$144,937	$1,839	$20
Distributions reinvested	9,784	10,336	21	— (b)
Cost of shares redeemed	(165,257)	(156,022)	(36)	—

Change in net assets resulting from Class R5 capital transactions	$(39,368)	$(749)	$1,824	$20

Class R6
Proceeds from shares issued	$8,830,212	$2,623,317	$5,323,174	$2,659,080
Distributions reinvested	408,744	345,240	186,415	93,172
Cost of shares redeemed	(2,306,537)	(4,496,407)	(824,777)	(599,668)

Change in net assets resulting from Class R6 capital transactions	$6,932,419	$(1,527,850)	$4,684,812	$2,152,584

Total change in net assets resulting from capital transactions	$1,509,821	$(1,547,472)	$3,690,087	$3,663,393

(a)	Commencement of offering of class of shares effective September 9, 2016.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	51,890	90,442	47,221	77,016
Reinvested	4,916	6,236	3,100	2,935
Redeemed	(89,666)	(135,927)	(55,544)	(51,788)

Change in Class A Shares	(32,860)	(39,249)	(5,223)	28,163

Class C
Issued	4,922	16,809	4,116	10,353
Reinvested	1,239	1,509	529	570
Redeemed	(28,831)	(22,504)	(12,436)	(9,698)

Change in Class C Shares	(22,670)	(4,186)	(7,791)	1,225

Class I (formerly Select Class)
Issued	280,349	410,399	129,670	118,908
Reinvested	20,327	22,703	4,217	2,027
Redeemed	(707,461)	(391,798)	(133,062)	(29,103)

Change in Class I Shares	(406,785)	41,304	825	91,832

Class L
Issued	—	—	70,347	139,191
Reinvested	—	—	3,365	3,454
Redeemed	—	—	(178,227)	(82,023)

Change in Class L Shares	—	—	(104,515)	60,622

Class R2
Issued	2,758	2,949	1,113	1,966
Reinvested	197	215	43	47
Redeemed	(3,649)	(3,102)	(2,554)	(2,079)

Change in Class R2 Shares	(694)	62	(1,398)	(66)

Class R3 (a)
Issued	315	38	1,080	2
Reinvested	5	— (b)	13	— (b)
Redeemed	(53)	—	(144)	—

Change in Class R3 Shares	267	38	949	2

Class R4 (a)
Issued	501	2	96	2
Reinvested	2	— (b)	1	— (b)
Redeemed	(7)	—	(3)	—

Change in Class R4 Shares	496	2	94	2

Class R5 (c)
Issued	10,054	12,291	223	2
Reinvested	846	883	3	— (b)
Redeemed	(14,287)	(13,340)	(4)	—

Change in Class R5 Shares	(3,387)	(166)	222	2

Class R6
Issued	760,815	224,169	640,779	321,357
Reinvested	35,286	29,390	22,599	11,254
Redeemed	(199,142)	(380,184)	(99,842)	(72,345)

Change in Class R6 Shares	596,959	(126,625)	563,536	260,266

(a)	Commencement of offering of class of shares effective September 9, 2016.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$131,688	$215,457	$242,743	$588,637
Distributions reinvested	5,428	7,468	38,738	48,690
Cost of shares redeemed	(220,828)	(253,053)	(610,140)	(622,061)

Change in net assets resulting from Class A capital transactions	$(83,712)	$(30,128)	$(328,659)	$15,266

Class C
Proceeds from shares issued	$6,572	$23,500	$16,721	$38,494
Distributions reinvested	747	1,092	8,612	9,567
Cost of shares redeemed	(30,815)	(28,375)	(75,122)	(57,169)

Change in net assets resulting from Class C capital transactions	$(23,496)	$(3,783)	$(49,789)	$(9,108)

Class I (formerly Select Class)
Proceeds from shares issued	$265,451	$317,390	$1,761,361	$3,465,849
Distributions reinvested	12,951	14,171	174,005	211,065
Cost of shares redeemed	(324,723)	(269,242)	(4,955,589)	(2,325,920)

Change in net assets resulting from Class I capital transactions	$(46,321)	$62,319	$(3,020,223)	$1,350,994

Class R2
Proceeds from shares issued	$18,557	$30,565	$2,771	$2,665
Distributions reinvested	630	859	308	326
Cost of shares redeemed	(24,913)	(32,995)	(3,696)	(3,910)

Change in net assets resulting from Class R2 capital transactions	$(5,726)	$(1,571)	$(617)	$(919)

Class R3 (a)
Proceeds from shares issued	$3,788	$497	$20	$—
Distributions reinvested	34	1	— (b)	—
Cost of shares redeemed	(534)	—	—	—

Change in net assets resulting from Class R3 capital transactions	$3,288	$498	$20	$—

Class R4 (a)
Proceeds from shares issued	$801	$33	$27	$—
Distributions reinvested	7	— (b)	1	—
Cost of shares redeemed	(70)	—	— (b)	—

Change in net assets resulting from Class R4 capital transactions	$738	$33	$28	$—

Class R5
Proceeds from shares issued	$—	$—	$26,062	$21,151
Distributions reinvested	—	—	3,920	3,322
Cost of shares redeemed	—	—	(26,127)	(18,536)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$3,855	$5,937

Class R6 (c)
Proceeds from shares issued	$190,833	$85,832	$2,427,255	$1,952,004
Distributions reinvested	3,152	1,221	261,716	243,295
Cost of shares redeemed	(50,469)	(17,870)	(3,294,722)	(795,906)

Change in net assets resulting from Class R6 capital transactions	$143,516	$69,183	$(605,751)	$1,399,393

Total change in net assets resulting from capital transactions	$(11,713)	$96,551	$(4,001,136)	$2,761,563

(a)	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund and September 9, 2016 for Government Bond Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	12,507	19,943	32,741	82,031
Reinvested	516	696	5,234	6,772
Redeemed	(20,982)	(23,486)	(82,507)	(86,713)

Change in Class A Shares	(7,959)	(2,847)	(44,532)	2,090

Class C
Issued	627	2,170	2,251	5,378
Reinvested	71	102	1,162	1,329
Redeemed	(2,940)	(2,652)	(10,117)	(7,929)

Change in Class C Shares	(2,242)	(380)	(6,704)	(1,222)

Class I (formerly Select Class)
Issued	25,273	29,446	236,228	480,661
Reinvested	1,231	1,321	23,389	29,143
Redeemed	(30,728)	(24,967)	(666,140)	(319,978)

Change in Class I Shares	(4,224)	5,800	(406,523)	189,826

Class R2
Issued	1,764	2,833	373	372
Reinvested	60	80	42	45
Redeemed	(2,371)	(3,060)	(500)	(545)

Change in Class R2 Shares	(547)	(147)	(85)	(128)

Class R3 (a)
Issued	360	48	3	—
Reinvested	3	— (b)	— (b)	—
Redeemed	(51)	—	—	—

Change in Class R3 Shares	312	48	3	—

Class R4 (a)
Issued	77	3	4	—
Reinvested	1	— (b)	— (b)	—
Redeemed	(7)	—	— (b)	—

Change in Class R4 Shares	71	3	4	—

Class R5
Issued	—	—	3,490	2,920
Reinvested	—	—	526	459
Redeemed	—	—	(3,508)	(2,558)

Change in Class R5 Shares	—	—	508	821

Class R6 (c)
Issued	18,004	7,884	324,517	268,311
Reinvested	301	115	35,190	33,595
Redeemed	(4,817)	(1,698)	(443,295)	(110,556)

Change in Class R6 Shares	13,488	6,301	(83,588)	191,350

(a)	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund and September 9, 2016 for Government Bond Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$11,323	$17,023	$59,846	$42,442
Distributions reinvested	439	467	1,681	1,544
Cost of shares redeemed	(15,432)	(42,549)	(90,060)	(92,904)

Change in net assets resulting from Class A capital transactions	$(3,670)	$(25,059)	$(28,533)	$(48,918)

Class C
Proceeds from shares issued	$1,742	$3,759	$3,939	$6,670
Distributions reinvested	76	45	243	187
Cost of shares redeemed	(1,874)	(1,611)	(27,709)	(16,885)

Change in net assets resulting from Class C capital transactions	$(56)	$2,193	$(23,527)	$(10,028)

Class I (formerly Select Class)
Proceeds from shares issued	$119,209	$153,879	$79,389	$104,903
Distributions reinvested	4,304	4,597	2,544	2,154
Cost of shares redeemed	(468,786)	(307,686)	(105,446)	(192,762)

Change in net assets resulting from Class I capital transactions	$(345,273)	$(149,210)	$(23,513)	$(85,705)

Class R2 (a)
Proceeds from shares issued	$—	$787	$—	$—
Distributions reinvested	—	9	—	—
Cost of shares redeemed	—	(1,161)	—	—

Change in net assets resulting from Class R2 capital transactions	$—	$(365)	$—	$—

Class R5
Proceeds from shares issued	$5,859	$415	$—	$—
Distributions reinvested	32	34	—	—
Cost of shares redeemed	(559)	(11,749)	—	—

Change in net assets resulting from Class R5 capital transactions	$5,332	$(11,300)	$—	$—

Class R6
Proceeds from shares issued	$514,485	$161,830	$86,371	$117,213
Distributions reinvested	20,987	15,196	12,720	9,697
Cost of shares redeemed	(170,695)	(137,330)	(197,625)	(51,913)

Change in net assets resulting from Class R6 capital transactions	$364,777	$39,696	$(98,534)	$74,997

Total change in net assets resulting from capital transactions	$21,110	$(144,045)	$(174,107)	$(69,654)

(a)	Liquidated on December 9, 2016 for Inflation Managed Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	1,103	1,656	5,972	4,246
Reinvested	43	45	168	154
Redeemed	(1,504)	(4,137)	(8,998)	(9,291)

Change in Class A Shares	(358)	(2,436)	(2,858)	(4,891)

Class C
Issued	170	367	397	674
Reinvested	8	4	25	19
Redeemed	(183)	(157)	(2,796)	(1,707)

Change in Class C Shares	(5)	214	(2,374)	(1,014)

Class I (formerly Select Class)
Issued	11,616	14,962	7,936	10,492
Reinvested	419	447	254	215
Redeemed	(45,648)	(29,885)	(10,527)	(19,281)

Change in Class I Shares	(33,613)	(14,476)	(2,337)	(8,574)

Class R2 (a)
Issued	—	76	—	—
Reinvested	—	1	—	—
Redeemed	—	(113)	—	—

Change in Class R2 Shares	—	(36)	—	—

Class R5
Issued	567	40	—	—
Reinvested	3	3	—	—
Redeemed	(55)	(1,139)	—	—

Change in Class R5 Shares	515	(1,096)	—	—

Class R6
Issued	50,085	15,706	8,601	11,728
Reinvested	2,042	1,474	1,269	969
Redeemed	(16,656)	(13,291)	(19,725)	(5,183)

Change in Class R6 Shares	35,471	3,889	(9,855)	7,514

(a)	Liquidated on December 9, 2016 for Inflation Managed Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,158	$78,482	$112,705	$220,863
Distributions reinvested	3,352	4,274	4,986	3,864
Cost of shares redeemed	(76,049)	(146,503)	(260,753)	(216,984)

Change in net assets resulting from Class A capital transactions	$(31,539)	$(63,747)	$(143,062)	$7,743

Class C
Proceeds from shares issued	$1,406	$8,567	$4,556	$16,534
Distributions reinvested	345	370	306	215
Cost of shares redeemed	(7,751)	(9,763)	(58,967)	(37,966)

Change in net assets resulting from Class C capital transactions	$(6,000)	$(826)	$(54,105)	$(21,217)

Class I (formerly Select Class)
Proceeds from shares issued	$354,744	$535,331	$502,029	$2,097,279
Distributions reinvested	24,627	24,385	9,195	39,733
Cost of shares redeemed	(496,184)	(589,633)	(2,354,349)	(6,415,827)

Change in net assets resulting from Class I capital transactions	$(116,813)	$(29,917)	$(1,843,125)	$(4,278,815)

Class R6
Proceeds from shares issued	$176,644	$95,724	$1,581,425	$1,440,807
Subscriptions in-kind (See Note 9)	—	—	—	44,995
Distributions reinvested	33,762	37,102	22,300	14,083
Cost of shares redeemed	(419,406)	(310,536)	(1,911,210)	(2,106,088)

Change in net assets resulting from Class R6 capital transactions	$(209,000)	$(177,710)	$(307,485)	$(606,203)

Total change in net assets resulting from capital transactions	$(363,352)	$(272,200)	$(2,347,777)	$(4,898,492)

SHARE TRANSACTIONS:
Class A
Issued	3,587	6,735	10,444	20,372
Reinvested	292	369	462	356
Redeemed	(6,638)	(12,607)	(24,203)	(19,988)

Change in Class A Shares	(2,759)	(5,503)	(13,297)	740

Class C
Issued	125	755	420	1,513
Reinvested	31	33	28	20
Redeemed	(694)	(865)	(5,430)	(3,477)

Change in Class C Shares	(538)	(77)	(4,982)	(1,944)

Class I (formerly Select Class)
Issued	31,674	47,186	46,497	192,745
Reinvested	2,203	2,155	853	3,655
Redeemed	(44,294)	(52,206)	(217,644)	(590,477)

Change in Class I Shares	(10,417)	(2,865)	(170,294)	(394,077)

Class R6
Issued	15,715	8,433	146,199	132,525
Subscriptions in-kind (See Note 9)	—	—	—	4,128
Reinvested	3,020	3,278	2,068	1,297
Redeemed	(37,471)	(27,560)	(176,910)	(193,738)

Change in Class R6 Shares	(18,736)	(15,849)	(28,643)	(55,788)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration Core Plus Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,924	$1,898
Distributions reinvested	152	145
Cost of shares redeemed	(3,323)	(596)

Change in net assets resulting from Class A capital transactions	$5,753	$1,447

Class C
Proceeds from shares issued	$627	$1,207
Distributions reinvested	35	22
Cost of shares redeemed	(717)	(244)

Change in net assets resulting from Class C capital transactions	$(55)	$985

Class I (formerly Select Class)
Proceeds from shares issued	$25,601	$50,107
Distributions reinvested	1,477	1,254
Cost of shares redeemed	(94,353)	(44,079)

Change in net assets resulting from Class I capital transactions	$(67,275)	$7,282

Class R6
Proceeds from shares issued	$2,826	$6,319
Distributions reinvested	266	1
Cost of shares redeemed	(7,461)	(20,000)

Change in net assets resulting from Class R6 capital transactions	$(4,369)	$(13,680)

Total change in net assets resulting from capital transactions	$(65,946)	$(3,966)

SHARE TRANSACTIONS:
Class A
Issued	943	200
Reinvested	16	16
Redeemed	(348)	(63)

Change in Class A Shares	611	153

Class C
Issued	65	128
Reinvested	4	2
Redeemed	(75)	(26)

Change in Class C Shares	(6)	104

Class I (formerly Select Class)
Issued	2,680	5,376
Reinvested	155	134
Redeemed	(9,905)	(4,729)

Change in Class I Shares	(7,070)	781

Class R6
Issued	296	694
Reinvested	28	— (a)
Redeemed	(776)	(2,225)

Change in Class R6 Shares	(452)	(1,531)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

Mortgage-Backed Securities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$34,118

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(300,106)
Proceeds from disposition of investment securities	633,721
Proceeds from short-term investments — affiliates, net	18,642
Change in unrealized (appreciation)/depreciation on investments	37,784
Net realized (gain)/loss on investments in non-affiliates	(1,122)
Net realized (gain)/loss on investments in affiliates	13
Net amortization (accretion) of income	5,080
Increase in interest and dividends receivable from non-affiliates	(50)
Increase in dividends receivable from affiliates	(15)
Decrease in investment advisory fees payable	(98)
Decrease in distribution fees payable	(10)
Increase in service fees payable	39
Decrease in custodian and accounting fees payable	(1)
Decrease in Trustees’ and Chief Compliance Officer’s fees payable	(2)
Increase in audit fees payable	— (a)
Decrease in sub-transfer agent fees payable	(92)
Decrease in other accrued expenses payable	(30)

Net cash provided (used) by operating activities	427,871

Cash flows provided (used) by financing activities:
Increase in due to custodian	(1,138)
Proceeds from shares issued	583,299
Payment for shares redeemed	(1,001,384)
Cash distributions paid to shareholders (net of reinvestments of $62,086)	(8,606)

Net cash provided (used) by financing activities	(427,829)

Net decrease in cash	42

Cash:
Beginning of period	—

End of period	$42

(a)	Amount rounds to less than 500.

Supplemental disclosure of cash flow information:

For the year ended February 28, 2018, the Fund paid approximately $1,000 in interest expense to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	285

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 28, 2018	$11.55	$0.28	$(0.19)	$0.09	$(0.28)	$(0.03)	$(0.31)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	11.65	0.27	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)

Class C
Year Ended February 28, 2018	11.63	0.21	(0.19)	0.02	(0.21)	(0.03)	(0.24)
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)
Year Ended February 28, 2015	11.71	0.19	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)

Class I (formerly Select Class)
Year Ended February 28, 2018	11.55	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	11.64	0.28	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(0.32)	— (f)	(0.31)	(0.06)	(0.37)

Class R2
Year Ended February 28, 2018	11.54	0.24	(0.19)	0.05	(0.24)	(0.03)	(0.27)
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2015	11.63	0.24	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)

Class R3
Year Ended February 28, 2018	11.53	0.27	(0.20)	0.07	(0.27)	(0.03)	(0.30)
September 9, 2016 (g) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)

Class R4
Year Ended February 28, 2018	11.54	0.31	(0.21)	0.10	(0.30)	(0.03)	(0.33)
September 9, 2016 (g) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)

Class R5
Year Ended February 28, 2018	11.53	0.32	(0.19)	0.13	(0.32)	(0.03)	(0.35)
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2015	11.63	0.30	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(0.31)	0.02	(0.33)	(0.06)	(0.39)

Class R6
Year Ended February 28, 2018	11.56	0.33	(0.19)	0.14	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.65	0.31	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(0.32)	0.02	(0.33)	(0.06)	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.33	0.73%	$2,146,164	0.75%	2.42%	0.92%	26%
11.55	0.91	2,567,827	0.74	2.21	0.98	23
11.75	1.57	3,071,916	0.74	2.11	0.98	22
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15

11.41	0.10	638,131	1.36	1.81	1.41	26
11.63	0.31	914,004	1.39	1.57	1.46	23
11.82	0.98	978,417	1.39	1.47	1.45	22
11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15

11.32	0.89	7,208,052	0.50	2.67	0.66	26
11.55	1.18	12,046,116	0.55	2.42	0.71	23
11.74	1.77	11,761,684	0.57	2.29	0.71	22
11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15

11.32	0.41	102,320	1.06	2.11	1.20	26
11.54	0.75	112,325	0.99	1.97	1.36	23
11.73	1.32	113,488	0.99	1.87	1.34	22
11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15

11.30	0.57	3,443	0.85	2.32	0.94	26
11.53	(1.89)	439	0.86	2.15	0.93	23

11.31	0.81	5,637	0.59	2.71	0.72	26
11.54	(1.73)	20	0.64	2.35	0.70	23

11.31	1.03	390,635	0.45	2.72	0.51	26
11.53	1.30	437,365	0.44	2.52	0.53	23
11.72	1.83	446,658	0.44	2.42	0.52	22
11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15

11.34	1.13	18,010,360	0.35	2.83	0.40	26
11.56	1.40	11,462,704	0.34	2.61	0.40	23
11.75	2.00	13,142,391	0.34	2.52	0.41	22
11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	287

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Plus Bond Fund
Class A
Year Ended February 28, 2018	$8.22	$0.22	$(0.14)	$0.08	$(0.21)	$—	$(0.21)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)
Year Ended February 28, 2015	8.31	0.27	0.15	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.49	0.30	(0.12)	0.18	(0.30)	(0.06)	(0.36)

Class C
Year Ended February 28, 2018	8.26	0.17	(0.13)	0.04	(0.16)	—	(0.16)
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2015	8.35	0.22	0.14	0.36	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2014	8.52	0.24	(0.11)	0.13	(0.24)	(0.06)	(0.30)

Class I (formerly Select Class)
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	8.30	0.28	0.14	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.48	0.30	(0.11)	0.19	(0.31)	(0.06)	(0.37)

Class L
Year Ended February 28, 2018	8.22	0.24	(0.13)	0.11	(0.23)	—	(0.23)
Year Ended February 28, 2017	8.16	0.22	0.06	0.28	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2015	8.32	0.28	0.15	0.43	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.32	(0.11)	0.21	(0.32)	(0.06)	(0.38)

Class R2
Year Ended February 28, 2018	8.21	0.19	(0.13)	0.06	(0.18)	—	(0.18)
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	8.30	0.23	0.15	0.38	(0.23)	(0.06)	(0.29)
Year Ended February 28, 2014	8.48	0.26	(0.12)	0.14	(0.26)	(0.06)	(0.32)

Class R3
Year Ended February 28, 2018	8.21	0.20	(0.12)	0.08	(0.21)	—	(0.21)
September 9, 2016 (f) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)

Class R4
Year Ended February 28, 2018	8.21	0.23	(0.13)	0.10	(0.22)	—	(0.22)
September 9, 2016 (f) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)

Class R5
Year Ended February 28, 2018	8.22	0.24	(0.14)	0.10	(0.23)	—	(0.23)
September 9, 2016 (f) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)

Class R6
Year Ended February 28, 2018	8.22	0.25	(0.13)	0.12	(0.24)	—	(0.24)
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	8.31	0.29	0.15	0.44	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.33	(0.12)	0.21	(0.33)	(0.06)	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.09	0.98%	$1,016,261	0.74%	2.65%	0.92%	42%
8.22	3.34	1,074,610	0.74	2.44	1.03	59
8.15	0.09	836,190	0.75	2.88	1.02	45
8.40	5.10	596,507	0.74	3.18	0.97	52
8.31	2.12	334,499	0.75	3.54	0.95	25

8.14	0.43	208,888	1.39	2.00	1.41	42
8.26	2.64	276,380	1.39	1.80	1.48	59
8.19	(0.60)	263,986	1.40	2.23	1.49	45
8.44	4.37	254,815	1.39	2.58	1.46	52
8.35	1.54	254,763	1.40	2.88	1.45	25

8.09	1.27	1,179,405	0.45	2.94	0.67	42
8.22	3.74	1,190,948	0.45	2.75	0.74	59
8.14	0.21	432,632	0.64	3.00	0.69	45
8.39	5.20	1,542,145	0.64	3.32	0.69	52
8.30	2.23	1,275,145	0.65	3.66	0.70	25

8.10	1.36	443,474	0.48	2.92	0.51	42
8.22	3.46	1,309,781	0.48	2.70	0.56	59
8.16	0.49	804,375	0.49	3.14	0.55	45
8.40	5.24	618,643	0.48	3.39	0.54	52
8.32	2.51	260,210	0.49	3.86	0.56	25

8.09	0.69	22,556	1.14	2.25	1.21	42
8.21	2.91	34,380	1.14	2.05	1.41	59
8.14	(0.34)	34,621	1.15	2.48	1.41	45
8.39	4.70	19,108	1.14	2.79	1.31	52
8.30	1.72	12,063	1.15	3.16	1.20	25

8.08	0.91	7,688	0.89	2.48	0.93	42
8.21	(1.07)	20	0.93	2.22	0.95	59

8.09	1.21	773	0.64	2.76	0.87	42
8.21	(0.95)	20	0.68	2.46	0.70	59

8.09	1.23	1,810	0.49	2.90	0.57	42
8.22	(0.75)	20	0.49	2.65	0.51	59

8.10	1.46	9,043,535	0.39	2.99	0.41	42
8.22	3.68	4,548,970	0.39	2.79	0.42	59
8.15	0.43	2,388,798	0.40	3.22	0.42	45
8.40	5.44	830,958	0.39	3.48	0.43	52
8.31	2.48	326,452	0.40	3.92	0.45	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	289

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Year Ended February 28, 2018	$10.54	$0.22	(e)	$(0.26)	$(0.04)	$(0.22)	$(0.01)	$(0.23)
Year Ended February 28, 2017	10.86	0.22	(e)	(0.28)	(0.06)	(0.22)	(0.04)	(0.26)
Year Ended February 29, 2016	11.02	0.23	(e)	— (f)	0.23	(0.24)	(0.15)	(0.39)
Year Ended February 28, 2015	11.03	0.27		0.19	0.46	(0.26)	(0.21)	(0.47)
Year Ended February 28, 2014	11.56	0.29		(0.47)	(0.18)	(0.30)	(0.05)	(0.35)

Class C
Year Ended February 28, 2018	10.50	0.15	(e)	(0.25)	(0.10)	(0.15)	(0.01)	(0.16)
Year Ended February 28, 2017	10.83	0.15	(e)	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)
Year Ended February 29, 2016	10.98	0.15	(e)	0.01	0.16	(0.16)	(0.15)	(0.31)
Year Ended February 28, 2015	10.99	0.19		0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20		(0.47)	(0.27)	(0.21)	(0.05)	(0.26)

Class I (formerly Select Class)
Year Ended February 28, 2018	10.53	0.25	(e)	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2017	10.86	0.25	(e)	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)
Year Ended February 29, 2016	11.02	0.26	(e)	— (f)	0.26	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2015	11.03	0.31		0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32		(0.48)	(0.16)	(0.32)	(0.05)	(0.37)

Class R2
Year Ended February 28, 2018	10.53	0.19	(e)	(0.26)	(0.07)	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2017	10.85	0.20	(e)	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	11.01	0.20	(e)	0.01	0.21	(0.22)	(0.15)	(0.37)
Year Ended February 28, 2015	11.02	0.25		0.18	0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26		(0.47)	(0.21)	(0.27)	(0.05)	(0.32)

Class R3
Year Ended February 28, 2018	10.53	0.21	(e)	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
September 9, 2016 (g) through February 28, 2017	10.90	0.09	(e)	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)

Class R4
Year Ended February 28, 2018	10.53	0.24	(e)	(0.26)	(0.02)	(0.24)	(0.01)	(0.25)
September 9, 2016 (g) through February 28, 2017	10.90	0.10	(e)	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)

Class R6
Year Ended February 28, 2018	10.53	0.26	(e)	(0.26)	— (f)	(0.26)	(0.01)	(0.27)
August 1, 2016 (g) through February 28, 2017	10.97	0.14	(e)	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.27	(0.43)%	$432,065	0.74%	2.08%	0.94%	15%
10.54	(0.57)	527,069	0.74	2.07	1.13	15
10.86	2.16	574,262	0.75	2.13	1.13	15
11.02	4.23	583,764	0.75	2.47	1.09	18
11.03	(1.60)	681,612	0.74	2.55	1.05	5

10.24	(0.96)	42,602	1.36	1.46	1.43	15
10.50	(1.36)	67,251	1.43	1.38	1.49	15
10.83	1.49	73,435	1.48	1.40	1.52	15
10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5

10.26	(0.16)	581,435	0.47	2.35	0.69	15
10.53	(0.38)	640,915	0.47	2.34	0.83	15
10.86	2.46	597,868	0.48	2.40	0.81	15
11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5

10.26	(0.74)	50,768	1.06	1.76	1.23	15
10.53	(0.82)	57,838	0.99	1.82	1.42	15
10.85	1.92	61,217	1.00	1.88	1.41	15
11.01	3.95	53,792	1.00	2.21	1.37	18
11.02	(1.84)	50,214	0.99	2.31	1.30	5

10.27	(0.40)	3,696	0.84	1.99	0.95	15
10.53	(2.18)	499	0.83	1.89	0.93	15

10.26	(0.27)	757	0.59	2.25	1.01	15
10.53	(2.09)	33	0.64	2.01	0.72	15

10.26	(0.03)	203,083	0.34	2.49	0.42	15
10.53	(2.37)	66,335	0.34	2.33	0.43	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	291

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
High Yield Fund
Class A
Year Ended February 28, 2018	$7.44	$0.39	$(0.15)	$0.24	$(0.40)	$—	$(0.40)
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)	—	(0.39)
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	— (f)	(0.40)
Year Ended February 28, 2015	8.08	0.41	(0.19)	0.22	(0.42)	(0.17)	(0.59)
Year Ended February 28, 2014	8.17	0.47	0.12	0.59	(0.47)	(0.21)	(0.68)

Class C
Year Ended February 28, 2018	7.45	0.35	(0.14)	0.21	(0.36)	—	(0.36)
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)	—	(0.35)
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	— (f)	(0.36)
Year Ended February 28, 2015	8.09	0.36	(0.19)	0.17	(0.37)	(0.17)	(0.54)
Year Ended February 28, 2014	8.18	0.43	0.12	0.55	(0.43)	(0.21)	(0.64)

Class I (formely Select Class)
Year Ended February 28, 2018	7.48	0.41	(0.15)	0.26	(0.42)	—	(0.42)
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)	—	(0.40)
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.11	0.42	(0.18)	0.24	(0.43)	(0.17)	(0.60)
Year Ended February 28, 2014	8.20	0.49	0.12	0.61	(0.49)	(0.21)	(0.70)

Class R2
Year Ended February 28, 2018	7.43	0.37	(0.15)	0.22	(0.38)	—	(0.38)
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)	—	(0.37)
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	— (f)	(0.38)
Year Ended February 28, 2015	8.06	0.38	(0.18)	0.20	(0.39)	(0.17)	(0.56)
Year Ended February 28, 2014	8.15	0.45	0.11	0.56	(0.44)	(0.21)	(0.65)

Class R3
August 21, 2017 (g) through February 28, 2018	7.45	0.20	(0.10)	0.10	(0.23)	—	(0.23)

Class R4
August 21, 2017 (g) through February 28, 2018	7.45	0.21	(0.10)	0.11	(0.24)	—	(0.24)

Class R5
Year Ended February 28, 2018	7.49	0.42	(0.16)	0.26	(0.42)	—	(0.42)
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.12	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.21	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)

Class R6
Year Ended February 28, 2018	7.48	0.42	(0.15)	0.27	(0.43)	—	(0.43)
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.11	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.20	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.28	3.30%	$632,060	0.99%	5.27%	1.23%	47%
7.44	18.04	977,249	0.99	5.38	1.32	52
6.65	(8.73)	859,215	1.00	5.52	1.37	52
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54

7.30	2.92	158,458	1.49	4.77	1.72	47
7.45	17.38	211,878	1.52	4.84	1.81	52
6.66	(9.26)	197,406	1.55	4.92	1.85	52
7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54

7.32	3.54	3,322,653	0.74	5.52	0.99	47
7.48	18.40	6,435,665	0.77	5.58	1.10	52
6.68	(8.64)	4,480,999	0.80	5.66	1.12	52
7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54

7.27	2.97	7,794	1.33	4.94	1.59	47
7.43	17.74	8,591	1.29	5.08	1.79	52
6.64	(9.06)	8,533	1.30	5.19	1.82	52
7.70	2.62	10,544	1.33	4.80	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54

7.32	1.34	20	1.09	5.20	1.25	47

7.32	1.49	27	0.84	5.47	1.01	47

7.33	3.59	72,349	0.69	5.58	0.82	47
7.49	18.40	70,096	0.72	5.64	0.86	52
6.69	(8.46)	57,112	0.75	5.73	0.88	52
7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54

7.32	3.70	4,829,597	0.59	5.68	0.71	47
7.48	18.49	5,558,568	0.65	5.71	0.73	52
6.68	(8.44)	3,685,406	0.70	5.91	0.76	52
7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Year Ended February 28, 2018	$10.34	$0.20		$(0.19)	$0.01	$(0.20)	$—	$(0.20)
Year Ended February 28, 2017	10.14	0.18		0.19	0.37	(0.17)	—	(0.17)
Year Ended February 29, 2016	10.37	0.13		(0.22)	(0.09)	(0.14)	—	(0.14)
Year Ended February 28, 2015	10.51	0.12	(d)	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.81	0.12		(0.30)	(0.18)	(0.11)	(0.01)	(0.12)

Class C
Year Ended February 28, 2018	10.29	0.13		(0.19)	(0.06)	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.09	0.11		0.20	0.31	(0.11)	—	(0.11)
Year Ended February 29, 2016	10.33	0.07		(0.23)	(0.16)	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.48	0.05	(d)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04		(0.29)	(0.25)	(0.04)	(0.01)	(0.05)

Class I (formerly Select Class)
Year Ended February 28, 2018	10.34	0.22		(0.19)	0.03	(0.22)	—	(0.22)
Year Ended February 28, 2017	10.14	0.20		0.19	0.39	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.37	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.51	0.13	(d)	(0.13)	— (e)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13		(0.29)	(0.16)	(0.13)	(0.01)	(0.14)

Class R5
Year Ended February 28, 2018	10.39	0.21		(0.19)	0.02	(0.22)	—	(0.22)
Year Ended February 28, 2017	10.18	0.20		0.20	0.40	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.41	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.55	0.14	(d)	(0.14)	— (e)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11		(0.27)	(0.16)	(0.13)	(0.01)	(0.14)

Class R6
Year Ended February 28, 2018	10.36	0.22		(0.19)	0.03	(0.23)	—	(0.23)
Year Ended February 28, 2017	10.15	0.21		0.20	0.41	(0.20)	—	(0.20)
Year Ended February 29, 2016	10.38	0.16		(0.22)	(0.06)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.52	0.14	(d)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14		(0.30)	(0.16)	(0.13)	(0.01)	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.15	0.12%	$22,800	0.74%	1.91%		0.97%	68%
10.34	3.63	26,932	0.75	1.76		1.21	41
10.14	(0.85)	51,090	0.75	1.32		1.15	27
10.37	(0.18)	59,129	0.75	1.15	(d)	1.05	28
10.51	(1.66)	67,620	0.75	1.15		1.05	35

10.09	(0.63)	5,644	1.38	1.24		1.50	68
10.29	3.05	5,807	1.39	1.08		1.58	41
10.09	(1.53)	3,534	1.40	0.67		1.53	27
10.33	(0.82)	4,453	1.40	0.51	(d)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35

10.15	0.26	206,975	0.58	2.12		0.72	68
10.34	3.83	558,497	0.60	1.91		0.73	41
10.14	(0.70)	694,213	0.60	1.52		0.72	27
10.37	(0.04)	1,202,468	0.60	1.26	(d)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35

10.19	0.23	5,945	0.53	2.00		0.57	68
10.39	3.95	711	0.52	1.94		0.53	41
10.18	(0.64)	11,844	0.55	1.54		0.58	27
10.41	0.02	12,619	0.54	1.34	(d)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35

10.16	0.31	1,199,612	0.45	2.14		0.47	68
10.36	4.05	855,276	0.47	2.02		0.47	41
10.15	(0.56)	798,786	0.46	1.55		0.46	27
10.38	0.07	505,064	0.48	1.32	(d)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Year Ended February 28, 2018	$9.99	$0.14	$(0.01)	$0.13	$(0.14)
Year Ended February 28, 2017	9.97	0.09	0.02	0.11	(0.09)
Year Ended February 29, 2016	10.02	0.07	(0.05)	0.02	(0.07)
Year Ended February 28, 2015	9.96	0.07	0.06	0.13	(0.07)
Year Ended February 28, 2014	9.84	0.06	0.14	0.20	(0.08)

Class C
Year Ended February 28, 2018	9.88	0.08	(0.01)	0.07	(0.08)
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)
Year Ended February 28, 2015	9.86	0.02	0.05	0.07	(0.02)
Year Ended February 28, 2014	9.74	0.01	0.14	0.15	(0.03)

Class I (formerly Select Class)
Year Ended February 28, 2018	9.99	0.16	(0.01)	0.15	(0.16)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)
Year Ended February 28, 2015	9.96	0.10	0.05	0.15	(0.09)
Year Ended February 28, 2014	9.84	0.08	0.14	0.22	(0.10)

Class R6
Year Ended February 28, 2018	10.00	0.18	(0.01)	0.17	(0.18)
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)
Year Ended February 28, 2015	9.98	0.12	0.04	0.16	(0.11)
Year Ended February 28, 2014	9.85	0.10	0.15	0.25	(0.12)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.98	1.27%	$121,268	0.68%	1.37%	0.89%	22%
9.99	1.13	149,919	0.68	0.89	0.95	21
9.97	0.19	198,338	0.68	0.70	0.95	23
10.02	1.28	204,080	0.68	0.74	0.93	24
9.96	2.01	185,550	0.67	0.60	0.93	23

9.87	0.76	17,540	1.18	0.83	1.39	22
9.88	0.63	41,003	1.18	0.39	1.44	21
9.86	(0.31)	50,910	1.18	0.20	1.44	23
9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23

9.98	1.53	214,976	0.43	1.62	0.62	22
9.99	1.47	238,500	0.43	1.14	0.65	21
9.96	0.35	323,384	0.43	0.95	0.63	23
10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23

9.99	1.73	658,067	0.23	1.82	0.37	22
10.00	1.58	757,219	0.23	1.35	0.37	21
9.98	0.66	680,614	0.23	1.14	0.37	23
10.03	1.63	42,352	0.23	1.21	0.39	24
9.98	2.51	18,305	0.22	1.05	0.42	23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2018	$11.45	$0.34	(c)	$(0.21)	$0.13	$(0.33)	$—	$(0.33)
Year Ended February 28, 2017	11.66	0.29	(c)	(0.21)	0.08	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	11.65	0.30	(c)	0.02	0.32	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	11.58	0.34		0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35		(0.30)	0.05	(0.30)	(0.01)	(0.31)

Class C
Year Ended February 28, 2018	11.15	0.27	(c)	(0.20)	0.07	(0.27)	—	(0.27)
Year Ended February 28, 2017	11.36	0.23	(c)	(0.20)	0.03	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2016	11.36	0.23	(c)	0.03	0.26	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	11.30	0.27		0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26		(0.27)	(0.01)	(0.25)	(0.01)	(0.26)

Class I (formerly Select Class)
Year Ended February 28, 2018	11.18	0.36	(c)	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended February 28, 2017	11.38	0.31	(c)	(0.19)	0.12	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	11.39	0.32	(c)	0.01	0.33	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	11.32	0.35		0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35		(0.28)	0.07	(0.33)	(0.01)	(0.34)

Class R6
Year Ended February 28, 2018	11.17	0.37	(c)	(0.19)	0.18	(0.38)	—	(0.38)
Year Ended February 28, 2017	11.38	0.33	(c)	(0.20)	0.13	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	11.39	0.34	(c)	0.01	0.35	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2015	11.32	0.38		0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36		(0.27)	0.09	(0.35)	(0.01)	(0.36)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$11.25	1.12%	$109,033	0.65%	2.95%	0.98%	14%
11.45	0.69	142,557	0.64	2.48	1.05	27
11.66	2.82	209,213	0.64	2.56	0.99	16
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9

10.95	0.65	11,849	1.15	2.44	1.48	14
11.15	0.22	18,062	1.14	2.00	1.54	27
11.36	2.31	19,275	1.14	2.06	1.51	16
11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9

10.97	1.33	888,646	0.40	3.19	0.72	14
11.18	1.06	1,021,648	0.39	2.74	0.76	27
11.38	2.97	1,073,033	0.39	2.83	0.72	16
11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9

10.97	1.57	955,347	0.25	3.34	0.47	14
11.17	1.13	1,182,534	0.24	2.89	0.46	27
11.38	3.14	1,384,768	0.24	2.98	0.46	16
11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Year Ended February 28, 2018	$10.81	$0.11	$(0.13)	$(0.02)	$(0.11)	$—	$(0.11)
Year Ended February 28, 2017	10.83	0.07	(0.01)	0.06	(0.07)	(0.01)	(0.08)
Year Ended February 29, 2016	10.87	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	10.90	0.07	(0.02)	0.05	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2014	10.97	0.07	(0.06)	0.01	(0.07)	(0.01)	(0.08)

Class C
Year Ended February 28, 2018	10.88	0.05	(0.13)	(0.08)	(0.05)	—	(0.05)
Year Ended February 28, 2017	10.90	0.01	(0.01)	— (d)	(0.01)	(0.01)	(0.02)
Year Ended February 29, 2016	10.94	0.01	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2015	10.97	0.01	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)

Class I (formerly Select Class)
Year Ended February 28, 2018	10.83	0.14	(0.13)	0.01	(0.14)	—	(0.14)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)
Year Ended February 29, 2016	10.89	0.10	(0.04)	0.06	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2015	10.91	0.10	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(0.06)	0.04	(0.10)	(0.01)	(0.11)

Class R6
Year Ended February 28, 2018	10.83	0.16	(0.13)	0.03	(0.17)	—	(0.17)
Year Ended February 28, 2017	10.84	0.12	— (d)	0.12	(0.12)	(0.01)	(0.13)
Year Ended February 29, 2016	10.89	0.12	(0.03)	0.09	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2015	10.91	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12	(0.05)	0.07	(0.13)	(0.01)	(0.14)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.68	(0.16)%	$386,702	0.80%	1.02%	0.86%	44%
10.81	0.55	535,288	0.80	0.61	0.90	37
10.83	0.35	528,045	0.80	0.63	0.92	45
10.87	0.38	225,852	0.80	0.63	0.92	41
10.90	0.11	240,174	0.80	0.63	0.89	38

10.75	(0.69)	34,926	1.30	0.50	1.36	44
10.88	0.05	89,565	1.30	0.10	1.42	37
10.90	(0.16)	110,872	1.30	0.13	1.41	45
10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38

10.70	0.08	1,010,587	0.55	1.26	0.60	44
10.83	0.90	2,867,193	0.55	0.83	0.66	37
10.84	0.50	7,145,093	0.55	0.88	0.66	45
10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38

10.69	0.25	2,225,633	0.30	1.52	0.35	44
10.83	1.15	2,563,439	0.30	1.10	0.36	37
10.84	0.77	3,171,892	0.30	1.13	0.35	45
10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Core Plus Fund
Class A
Year Ended February 28, 2018	$9.59	$0.32	$(0.19)	$0.13	$(0.32)	$—	$(0.32)
Year Ended February 28, 2017	8.87	0.42	0.72	1.14	(0.42)	—	(0.42)
Year Ended February 29, 2016	9.76	0.41	(0.89)	(0.48)	(0.41)	—	(0.41)
Year Ended February 28, 2015	10.05	0.41	(0.28)	0.13	(0.41)	(0.01)	(0.42)
March 1, 2013 (f) through February 28, 2014	10.00	0.41	(0.02)	0.39	(0.34)	—	(0.34)

Class C
Year Ended February 28, 2018	9.57	0.27	(0.19)	0.08	(0.27)	—	(0.27)
Year Ended February 28, 2017	8.85	0.37	0.72	1.09	(0.37)	—	(0.37)
Year Ended February 29, 2016	9.75	0.36	(0.89)	(0.53)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.05	0.36	(0.28)	0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (f) through February 28, 2014	10.00	0.36	(0.02)	0.34	(0.29)	—	(0.29)

Class I (formerly Select Class)
Year Ended February 28, 2018	9.58	0.35	(0.19)	0.16	(0.35)	—	(0.35)
Year Ended February 28, 2017	8.86	0.44	0.72	1.16	(0.44)	—	(0.44)
Year Ended February 29, 2016	9.76	0.43	(0.89)	(0.46)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.05	0.44	(0.28)	0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (f) through February 28, 2014	10.00	0.43	(0.01)	0.42	(0.37)	—	(0.37)

Class R6
Year Ended February 28, 2018	9.58	0.35	(0.18)	0.17	(0.36)	—	(0.36)
Year Ended February 28, 2017	8.86	0.45	0.73	1.18	(0.46)	—	(0.46)
Year Ended February 29, 2016	9.77	0.44	(0.90)	(0.46)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.06	0.45	(0.28)	0.17	(0.45)	(0.01)	(0.46)
March 1, 2013 (f) through February 28, 2014	10.00	0.45	(0.01)	0.44	(0.38)	—	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$9.40	1.40%	$9,900	0.77%		3.30%		1.26%		226%
9.59	13.07	4,246	0.89		4.43		1.33		77
8.87	(5.03)	2,570	0.90		4.34		1.25		42
9.76	1.31	1,965	0.89		4.15		1.21		73
10.05	4.02	1,415	0.89	(g)	4.13	(g)	1.45	(g)	66

9.38	0.88	1,207	1.29		2.87		1.77		226
9.57	12.55	1,283	1.39		3.93		1.91		77
8.85	(5.61)	264	1.40		3.82		1.88		42
9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(g)	3.62	(g)	2.15	(g)	66

9.39	1.65	56,434	0.55		3.70		0.97		226
9.58	13.34	125,336	0.64		4.68		1.01		77
8.86	(4.86)	108,974	0.65		4.55		0.94		42
9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(g)	4.36	(g)	1.15	(g)	66

9.39	1.75	29,580	0.42		3.71		0.72		226
9.58	13.51	34,516	0.49		4.83		0.75		77
8.86	(4.81)	45,491	0.50		4.65		0.69		42
9.77	1.72	80,234	0.49		4.53		0.70		73
10.06	4.47	41,712	0.48	(g)	4.49	(g)	0.78	(g)	66

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	303

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 9 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class C, Class I^, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
Core Plus Bond Fund	Class A, Class C, Class I^, Class L*, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
Government Bond Fund	Class A, Class C, Class I^, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
High Yield Fund	Class A, Class C, Class I^, Class R2, Class R3**, Class R4**, Class R5 and Class R6	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class I^, Class R5 and Class R6	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class C, Class I^ and Class R6	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class I^ and Class R6	JPM II	Diversified
Short Duration Bond Fund	Class A, Class C, Class I^ and Class R6	JPM II	Diversified
Short Duration Core Plus Fund***	Class A, Class C, Class I^ and Class R6	JPM I	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.
*	Effective December 1, 2016, Class L is publicly offered on a limited basis.
**	Commenced operations on August 21, 2017.
***	Effective September 29, 2017, Short Duration High Yield Fund changed its name to Short Duration Core Plus Fund.

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration Core Plus Fund is to seek total return consistent with preservation of capital. Prior to September 29, 2017, the investment objective of Short Duration Core Plus Fund was to seek current income with a secondary objective of capital appreciation.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017 sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

304	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at February 28, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	305

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,443,992	$914,507	$3,358,499
Collateralized Mortgage Obligations	—	2,572,831	128,082	2,700,913
Commercial Mortgage-Backed Securities	—	1,569,199	132,645	1,701,844
Corporate Bonds
Consumer Discretionary	—	449,280	—	449,280
Consumer Staples	—	282,464	—	282,464
Energy	—	792,070	—	792,070
Financials	—	2,823,364	1,108	2,824,472
Health Care	—	399,280	—	399,280
Industrials	—	403,265	—	403,265
Information Technology	—	459,415	—	459,415
Materials	—	180,583	—	180,583
Real Estate	—	271,282	—	271,282
Telecommunication Services	—	377,016	17,226	394,242
Utilities	—	605,554	—	605,554

Total Corporate Bonds	—	7,043,573	18,334	7,061,907

Foreign Government Securities	—	253,001	—	253,001
Mortgage-Backed Securities	—	4,172,034	—	4,172,034
Municipal Bonds	—	79,530	—	79,530
Supranational	—	25,680	—	25,680
U.S. Government Agency Securities	—	679,664	—	679,664
U.S. Treasury Obligations	—	7,828,738	—	7,828,738
Loan Assignment
Consumer Discretionary	—	—	16,370	16,370
Short-Term Investment
Investment Company	807,610	—	—	807,610

Total Investments in Securities	$807,610	$26,668,242	$1,209,938	$28,685,790

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1	$1
Energy	8,204	—	—	8,204
Financials	—	—	15	15
Industrials	6	—	—	6
Information Technology	2,593	—	—	2,593
Telecommunication Services	88	—	—	88
Utilities	49	—	—	49

Total Common Stocks	10,940	—	16	10,956

306	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Consumer Discretionary	$—	$—	$—	(a)	$—	(a)
Financials	—	2,344	153		2,497

Total Preferred Stocks	—	2,344	153		2,497

Convertible Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	1,385,381	561,690		1,947,071
Collateralized Mortgage Obligations	—	460,358	67,309		527,667
Commercial Mortgage-Backed Securities	—	825,647	170,540		996,187
Convertible Bonds
Consumer Discretionary	—	1,942	—	(a)	1,942
Corporate Bonds
Consumer Discretionary	—	328,779	—	(a)	328,779
Consumer Staples	—	188,291	—		188,291
Energy	—	379,695	508		380,203
Financials	—	1,059,074	225		1,059,299
Health Care	—	171,080	—		171,080
Industrials	—	210,851	—		210,851
Information Technology	—	247,241	422		247,663
Materials	—	166,251	—		166,251
Real Estate	—	88,641	—		88,641
Telecommunication Services	—	192,608	5,269		197,877
Utilities	—	180,217	62		180,279

Total Corporate Bonds	—	3,212,728	6,486		3,219,214

Foreign Government Securities	—	163,564	—		163,564
Mortgage-Backed Securities	—	1,657,094	—		1,657,094
Municipal Bonds	—	14,547	—		14,547
Supranational	—	1,086	—		1,086
U.S. Government Agency Securities	—	43,801	—		43,801
U.S. Treasury Obligations	—	2,729,949	—		2,729,949
Loan Assignments
Consumer Discretionary	—	2,770	5,886		8,656
Consumer Staples	—	1,118	—		1,118
Energy	—	2,212	—		2,212
Health Care	—	479	—		479
Telecommunication Services	—	2,603	—		2,603

Total Loan Assignments	—	9,182	5,886		15,068

Options Purchased
Future Interest Rate Options	638	—	—		638
Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Rights
Utilities	—	—	75		75
Short-Term Investments
Foreign Government Treasury Bills	—	4,861	—		4,861
Investment Company	654,304	—	—		654,304

Total Short-Term Investments	654,304	4,861	—		659,165

Total Investments in Securities	$665,882	$10,512,484	$812,155		$11,990,521

Liabilities
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$781	$—		$781
Futures Contracts	2,244	—	—		2,244

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	307

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Appreciation in Other Financial Instruments	$2,244	$781	$—		$3,025

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(342)	$—		$(342)
Futures Contracts	(799)	—	—		(799)
Options Written
Call Options Written	(239)	—	—		(239)
Swaps	—	(3,195)	—		(3,195)

Total Depreciation in Other Financial Instruments	$(1,038)	$(3,537)	$—		$(4,575)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (b)	$62,272	$1,249,663	$—		$1,311,935

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$2		$2
Energy	8,936	152	—		9,088
Financials	—	—	71		71
Industrials	47	—	—		47
Information Technology	22,130	—	—		22,130
Telecommunication Services	1,923	—	—		1,923
Utilities	28,816	—	—		28,816

Total Common Stocks	61,852	152	73		62,077

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	— (a)
Financials	6,708	26,185	1,190		34,083

Total Preferred Stocks	6,708	26,185	1,190		34,083

Convertible Preferred Stocks
Consumer Discretionary	—	—	—	(a)	— (a)
Debt Securities
Asset-Backed Securities	—	—	2		2
Convertible Bonds
Consumer Discretionary	—	4,919	—	(a)	4,919
Corporate Bonds
Consumer Discretionary	—	1,614,744	9,011		1,623,755
Consumer Staples	—	390,775	—		390,775
Energy	—	1,115,761	5,447		1,121,208
Financials	—	470,776	—		470,776
Health Care	—	852,851	—		852,851
Industrials	—	1,020,954	4,625		1,025,579
Information Technology	—	567,693	3,274		570,967
Materials	—	808,668	—	(a)	808,668
Real Estate	—	125,228	6,781		132,009
Telecommunication Services	—	933,883	8,175		942,058
Utilities	—	215,067	1,690		216,757

Total Corporate Bonds	—	8,116,400	39,003		8,155,403

308	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$60,277	$—		$60,277
Consumer Staples	—	38,131	—		38,131
Energy	—	176,738	—		176,738
Health Care	—	3,479	—		3,479
Industrials	—	23,336	—		23,336
Information Technology	—	34,026	—		34,026
Materials	—	8,133	—		8,133
Telecommunication Services	—	67,877	—		67,877

Total Loan Assignments	—	411,997	—		411,997

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	77	—		77

Total Warrants	—	77	—	(a)	77

Rights
Utilities	—	—	2,028		2,028
Short-Term Investments
Investment Company	258,478	—	—		258,478
U.S. Treasury Obligations	—	8,749	—		8,749

Total Short-Term Investments	258,478	$8,749	$—		$267,227

Total Investments in Securities	$327,038	$8,568,479	$42,296		$8,937,813

Appreciation in Other Financial Instruments
Swaps	$—	$477	$—		$477

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$57,701	$4,698		$62,399
Collateralized Mortgage Obligations	—	148,811	54		148,865
Commercial Mortgage-Backed Securities	—	86,710	1,558		88,268
Corporate Bonds
Consumer Discretionary	—	29,804	—		29,804
Consumer Staples	—	26,862	—		26,862
Energy	—	44,495	—		44,495
Financials	—	154,164	—		154,164
Health Care	—	25,979	—		25,979
Industrials	—	43,626	—		43,626
Information Technology	—	25,935	—		25,935
Materials	—	11,849	—		11,849
Real Estate	—	17,660	—		17,660
Telecommunication Services	—	19,414	—		19,414
Utilities	—	53,356	—		53,356

Total Corporate Bonds	—	453,144	—		453,144

Foreign Government Securities	—	3,414	—		3,414
Mortgage-Backed Securities	—	112,844	—		112,844
U.S. Government Agency Securities	—	184,075	—		184,075
U.S. Treasury Obligations	—	374,800	—		374,800

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	309

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$17,633	$—	$—	$17,633

Total Investments in Securities	$17,633	$1,421,499	$6,310	$1,445,442

Appreciation in Other Financial Instruments
Swaps	$—	$8,350	$—	$8,350

Depreciation in Other Financial Instruments
Swaps	$—	$(11,453)	$—	$(11,453)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$164,805	$50,124	$214,929
Collateralized Mortgage Obligations	—	489,310	4,699	494,009
Commercial Mortgage-Backed Securities	—	27,204	6,201	33,405
Corporate Bonds
Consumer Discretionary	—	7,997	—	7,997
Energy	—	14,574	—	14,574
Financials	—	97,967	171	98,138
Health Care	—	5,831	—	5,831
Industrials	—	2,194	—	2,194
Information Technology	—	17,651	—	17,651
Materials	—	2,510	—	2,510
Telecommunication Services	—	1,300	—	1,300
Utilities	—	870	—	870

Total Corporate Bonds	—	150,894	171	151,065

Mortgage-Backed Securities	—	46,424	—	46,424
Short-Term Investment
Investment Company	72,656	—	—	72,656

Total Investments in Securities	$72,656	$878,637	$61,195	$1,012,488

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$98,527	$146,842	$245,369
Collateralized Mortgage Obligations	—	496,660	23,091	519,751
Commercial Mortgage-Backed Securities	—	203,662	57,688	261,350
Corporate Bond
Telecommunication Services	—	—	1,564	1,564
Mortgage-Backed Securities	—	855,658	—	855,658
U.S. Treasury Obligations	—	53,613	—	53,613
Loan Assignments
Consumer Discretionary	—	—	1,932	1,932
Short-Term Investment
Investment Company	24,731	—	—	24,731

Total Investments in Securities	$24,731	$1,708,120	$231,117	$1,963,968

310	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$331,171	$41,189		$372,360
Collateralized Mortgage Obligations	—	207,051	—	(a)	207,051
Commercial Mortgage-Backed Securities	—	15,264	—		15,264
Corporate Bonds
Consumer Discretionary	—	40,083	—		40,083
Consumer Staples	—	50,764	—		50,764
Energy	—	114,020	—		114,020
Financials	—	701,369	—		701,369
Health Care	—	85,921	—		85,921
Industrials	—	55,373	—		55,373
Information Technology	—	15,112	—		15,112
Materials	—	15,060	—		15,060
Real Estate	—	37,658	—		37,658
Telecommunication Services	—	40,469	—		40,469
Utilities	—	59,927	—		59,927

Total Corporate Bonds	—	1,215,756	—		1,215,756

Mortgage-Backed Securities	—	146,050	—		146,050
U.S. Government Agency Securities	—	363,876	—		363,876
U.S. Treasury Obligations	—	1,310,681	—		1,310,681
Short-Term Investment
Investment Company	9,442	—	—		9,442

Total Investments in Securities	$9,442	$3,589,849	$41,189		$3,640,480

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$9,125	$2,130		$11,255
Collateralized Mortgage Obligations	—	10,732	—		10,732
Commercial Mortgage-Backed Securities	—	8,589	3,833		12,422
Corporate Bonds
Consumer Discretionary	—	1,393	—		1,393
Consumer Staples	—	2,696	—		2,696
Energy	—	3,731	—		3,731
Financials	—	13,755	—		13,755
Health Care	—	2,265	—		2,265
Industrials	—	1,860	—		1,860
Information Technology	—	973	—		973
Materials	—	1,112	—		1,112
Real Estate	—	1,017	—		1,017
Telecommunication Services	—	2,273	—		2,273
Utilities	—	2,003	—		2,003

Total Corporate Bonds	—	33,078	—		33,078

Foreign Government Securities	—	1,530	—		1,530
U.S. Treasury Obligations	—	20,086	—		20,086
Mortgage-Backed Securities	—	5,772	—		5,772

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	311

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stock
Energy	$—	$5	$—	$5
Warrants
Energy	—	3	—	3
Short-Term Investments
Investment Company	1,893	—	—	1,893
U.S. Treasury Obligations	—	169	—	169

Total Short-Term Investments	1,893	169	—	2,062

Total Investments in Securities	$1,893	$89,089	$5,963	$96,945

Appreciation in Other Financial Instruments
Futures Contracts	$2	$—	$—	$2

Depreciation in Other Financial Instruments
Futures Contracts	$(31)	$—	$—	$(31)

(a)	Amount rounds to less than 500.
(b)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the year ended February 28, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$1,036,793	$(943)	$4,549	$(3,650)	$376,119	$(579,525)	$154,319	$(73,155)	$914,507
Collateralized Mortgage Obligations	59,842	157	(2,396)	(682)	106,665	(30,587)	—	(4,917)	128,082
Commercial Mortgage-Backed Securities	84,221	1,411	119	(2,576)	61,743	(17,766)	16,708	(11,215)	132,645
Corporate Bonds — Financials	—	3	(1)	4	1,474	(372)	—	—	1,108
Corporate Bonds — Telecommunication Services	—	—	—	—	17,900	(674)	—	—	17,226
Loan Assignments — Consumer Discretionary	—	456	(197)	128	87	(17,737)	33,633	—	16,370

	$1,180,856	$1,084	$2,074	$(6,776)	$563,988	$(646,661)	$204,660	$(89,287)	$1,209,938

312	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Core Plus Bond Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$534,156		$(380)	$1,961	$(979)	$273,538	$(306,006)	$87,500	$(28,100)	$561,690
Collateralized Mortgage Obligations	18,999		—	(308)	(2)	65,540	(8,456)	—	(8,464)	67,309
Commercial Mortgage-Backed Securities	100,088		7	1,646	(6)	26,362	(8,747)	51,190	—	170,540
Common Stocks — Consumer Discretionary	28		(31)	4	—	—	— (a)	—	—	1
Common Stocks — Financials	16		—	(1)	—	—	—	—	—	15
Common Stocks — Materials	—	(a)	(3)	3	—	—	—	—	—	—
Convertible Bonds — Consumer Discretionary	80		—	(96)	—	16	—	—	—	—	(a)
Convertible Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	230		2	—	—	—	(2)	—	(230)	—	(a)
Corporate Bonds — Energy	648		—	(64)	— (a)	505	—	—	(581)	508
Corporate Bonds — Financials	—		—	— (a)	1	299	(75)	—	—	225
Corporate Bonds — Industrials	228		(818)	926	—	—	(336)	—	—	—
Corporate Bonds — Information Technology	—		3	(139)	8	583	(33)	—	—	422
Corporate Bonds — Materials	2		(397)	396	—	—	(1)	—	—	—
Corporate Bonds — Telecommunication Services	—		—	—	—	5,475	(206)	—	—	5,269
Corporate Bonds — Utilities	20		—	42	—	—	—	—	—	62
Loan Assignments — Consumer Discretionary	—	(a)	—	(27)	(14)	31	(6,197)	12,093	—	5,886
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Financials	—		—	(5)	—	158	—	—	—	153
Preferred Stocks — Materials	—	(b)	(191)	191	—	—	—	—	—	—
Rights — Utilities	124		—	(49)	—	—	—	—	—	75
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$654,619		$(1,808)	$4,480	$(992)	$372,507	$(330,059)	$150,783	$(37,375)	$812,155

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	313

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

High Yield Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$1,510		$20	$43	$2	$—	$(1,573)	$—	$—	$2
Common Stocks — Consumer Discretionary	978		(1,135)	166	—	—	(7)	—	—	2
Common Stocks — Financials	71		—	— (a)	—	—	—	—	—	71
Common Stocks — Materials	—	(a)	(16)	16	—	—	—	—	—	—
Convertible Bonds — Consumer Discretionary	260		—	(312)	—	52	—	—	—	—	(a)
Convertible Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	8,512		58	216	3	4,522	(1,758)	5,970	(8,512)	9,011
Corporate Bonds — Energy	22,912		—	(337)	5	5,427	—	—	(22,560)	5,447
Corporate Bonds — Health Care	1		(11,011)	11,010	—	—	— (a)	—	—	—
Corporate Bonds — Industrials	5,243		(18,297)	20,750	51	—	(8,836)	5,714	—	4,625
Corporate Bonds — Information Technology	—		23	(1,084)	59	4,527	(251)	—	—	3,274
Corporate Bonds — Materials	13		(2,550)	2,549	—	—	(12)	—	—	—	(a)
Corporate Bonds — Real Estate	7,653		8	(16)	16	—	(880)	—	—	6,781
Corporate Bonds — Telecommunication Services	8,649		19	38	118	—	(649)	—	—	8,175
Corporate Bonds — Utilities	541		—	1,149	—	—	—	—	—	1,690
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Financials	—		—	(36)	—	1,226	—	—	—	1,190
Preferred Stocks — Materials	—	(a)	(1,228)	1,228	—	—	—	—	—	—
Rights — Utilities	3,356		—	(1,328)	—	—	—	—	—	2,028
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$59,699		$(34,109)	$34,052	$254	$15,754	$(13,966)	$11,684	$(31,072)	$42,296

Inflation Managed Bond Fund	Balance as of February 28, 2017	Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$11,253	$31		$(18)		$—	(a)	$4,335	$(11,843)	$940	$—	$4,698
Collateralized Mortgage Obligations	69	—	(a)	—	(a)	—	(a)	—	(15)	—	—	54
Commercial Mortgage-Backed Securities	745	—		62		(40)		40	—	1,496	(745)	1,558

Total	$12,067	$31		$44		$(40)		$4,375	$(11,858)	$2,436	$(745)	$6,310

Limited Duration Bond Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$54,241	$(474)	$2,082		$18	$14,814	$(32,260)	$11,703	$—	$50,124
Collateralized Mortgage Obligations	10,670	—	71		(2)	—	(6,040)	—	—	4,699
Commercial Mortgage-Backed Securities	6,099	—	137		—	—	(35)	—	—	6,201
Corporate Bonds — Energy	—	—	—		—	—	—	—	—	—
Corporate Bonds — Financials	—	—	—	(a)	1	228	(58)	—	—	171

Total	$71,010	$(474)	$2,290		$17	$15,042	$(38,393)	$11,703	$—	$61,195

314	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Mortgage-Backed Securities Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$197,478	$565	$(526)	$(245)	$26,296	$(91,782)	$32,620	$(17,564)	$146,842
Collateralized Mortgage Obligations	25,209	343	(2,795)	(236)	12,668	(9,556)	—	(2,542)	23,091
Commercial Mortgage-Backed Securities	42,315	—	(99)	(475)	14,551	(3,163)	9,878	(5,319)	57,688
Corporate Bonds — Financials	—	—	—	—	—	—	—	—	—
Corporate Bonds — Telecommunication Services	—	—	—	—	1,625	(61)	—	—	1,564
Loan Assignments — Consumer Discretionary	—	—	(23)	15	10	(2,039)	3,969	—	1,932

Total	$265,002	$908	$(3,443)	$(941)	$55,150	$(106,601)	$46,467	$(25,425)	$231,117

Short Duration Bond Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$123,452	$61	$(352)	$15		$12,593	$(100,777)	$6,197	$—	$41,189
Collateralized Mortgage Obligations	3,228	—	(20)	—	(a)	—	(3,208)	—	—	—	(a)

Total	$126,680	$61	$(372)	$15		$12,593	$(103,985)	$6,197	$—	$41,189

Short Duration Core Plus Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$—	$(2)	$(10)	$—	(a)	$2,298	$(156)	$—	$—	$2,130
Commercial Mortgage-Backed Securities	—	(6)	(42)	—	(a)	4,096	(215)	—	—	3,833
Common Stocks — Energy	32	21	(1)	—		—	(52)	—	—	—
Corporate Bonds — Industrials	—	—	—	—		—	—	—	—	—
Corporate Bonds — Materials	—	—	—	—		—	—	—	—	—
Corporate Bonds — Utilities	9	7	(9)	—		—	(7)	—	—	—
Loan Assignments — Consumer Discretionary	745	(13)	12	(1)		—	(743)	—	—	—
Rights — Utilities	58	48	(58)	—		—	(48)	—	—	—

Total	$844	$55	$(108)	$(1)		$6,394	$(1,221)	$—	$—	$5,963

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the year February 28, 2018 for Core Bond Fund, Core Plus Bond Fund, Limited Duration Bond Fund and Mortgage-Backed Securities.

There were no significant transfers between level 2 and level 3 during the year ended February 28, 2018 for High Yield Fund, Inflation Managed Bond Fund and Short Duration Fund.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	315

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2018, which were valued using significant unobservable inputs (level 3), were as follows (amounts in thousands):

Core Bond Fund	$(1,419)
Core Plus Bond Fund	2,208
High Yield Fund	(1,390)
Inflation Managed Bond Fund	62
Limited Duration Bond Fund	1,633
Mortgage-Backed Securities Fund	(2,840)
Short Duration Bond Fund	51
Short Duration Core Plus Fund	(52)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$501,365	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (9.91%)
			Constant Default Rate	0.00% - 30.00% (0.41%)
			Yield (Discount Rate of Cash Flows)	2.25% - 8.14% (3.92%)

Asset-Backed Securities	501,365

	21,390	Discounted Cash Flow	PSA Prepayment Model	268.00% (268.00%)
			Constant Prepayment Rate	0.00% - 29.23% (13.09%)
			Constant Default Rate	0.00% - 8.63% (2.20%)
			Yield (Discount Rate of Cash Flows)	(0.44)% - 199.00% (7.50%)

Collateralized Mortgage Obligations	21,390

	86,348	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (6.69%)
			Yield (Discount Rate of Cash Flows)	2.13% - 9.22% (4.46%)

Commercial Mortgage-Backed Securities	86,348

	1,108	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% (3.67%)
			Liquidity Discount	0.75% (0.75%)

Corporate Bonds	1,108

Total	$610,211

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was approximately $599,727,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value

316	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Market Comparable Companies	EBITDA Multiple	6.5 x (6.5x)

Common Stock	16

	153		Market Comparable Companies	EBITDA Multiple	6.5 x (6.5x)
				Liquidity Discount	30.00% (30.00%)
	—	(b)	Pending Distribution Amount	Discount for potential outcome (c)	100.00% (100.00%)

Preferred Stock	153

	645		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% - 19.29% (13.85%)
				Liquidity Discount	0.75% (0.75%)
	1		Pending Distribution Amount	Discount for potential outcome (c)	99.99% - 100.00% (99.99%)
	—	(b)	Market Comparable Companies	Projected Principal Writedown	100.00% (100.00%)

Corporate Bond	646

	389,658		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (12.74%)
				Constant Default Rate	0.00% - 30.00% (0.35%)
				Yield (Discount Rate of Cash Flows)	2.06% - 10.55% (4.30%)

Asset-Backed Securities	389,658

Collateralized Mortgage Obligations	1,936		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 30.57% (13.54%)

				Constant Default Rate	0.00% - 5.96% (0.39%)
				Yield (Discount Rate of Cash Flows)	2.55% - 199.00% (6.63%)
	147,524		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.12%)
				Yield (Discount Rate of Cash Flows)	2.69% - 7.82% (5.09%)

Collateralized Mortgage- Backed Securities	147,524

	—	(b)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—

Total	$539,933

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was approximately $272,222,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Amount rounds to less than 500.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepay-

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

ment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)
	—	(a)(c)	Market Comparable Companies	EBITDA Multiple (d)	6.5 x (6.5x)

Common Stock	71

	1,190		Market Comparable Companies	EBITDA Multiple (d)	6.4 x (6.4x)
				Liquidity Discount	30.00% (30.00%)
	—	(a)(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	1,190

	25,083		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.35% - 19.29% (8.85%)
	2		Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bond	25,085

	—	(a)	Market Comparable Companies	Projected Principal Writedown	100.00% (100.00%)

Convertible Bond	—

	2		Discounted Cash Flow	Constant Prepayment Rate	5.00% (5.00%)
				Constant Default Rate	3.94% (3.94%)
				Yield (Discount Rate of Cash Flows)	3.75% (3.75%)

Asset-Backed Securities	2

Total	$26,348

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was approximately $15,948,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at Zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Limited Duration Fund

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at February 28, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$50,124	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (8.74%)
			Constant Default Rate	0.00% - 19.74% (2.29%)
			Yield (Discount Rate of Cash Flows)	1.76% - 32.62% (3.80%)

Asset-Backed Securities	50,124

318	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Fair Value at February 28, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,699	Discounted Cash Flow	PSA Prepayment Model	268.00% (268.00%)
			Constant Prepayment Rate	0.50% - 10.29% (9.53%)
			Constant Default Rate	0.00% - 5.95% (0.16%)
			Yield (Discount Rate of Cash Flows)	1.96% - 7.83% (2.70%)

Collateralized Mortgage Obligations	4,699

	6,201	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.50% (0.31%)
			Constant Default Rate	0.00% - 3.00% (0.09%)
			Yield (Discount Rate of Cash Flows)	4.49% - 4.66% (4.66%)

Commercial Mortgage-Backed Securities	6,201

	171	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% (3.67%)
			Liquidity Discount	0.75% (0.75%)

Corporate Bonds	171

Total	$61,195

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

	$101,195	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (3.30%)
			Constant Default Rate	0.00% - 30.00% (0.54%)
			Yield (Discount Rate of Cash Flows)	2.06% - 8.04% (4.14%)

Asset-Backed Securities	101,195

	14,212	Discounted Cash Flow	PSA Prepayment Model	268.00% (268.00%)
			Constant Prepayment Rate	0.00% - 28.00% (12.97%)
			Constant Default Rate	0.00% - 15.00% (3.31%)
			Yield (Discount Rate of Cash Flows)	0.65% - 199.00% (6.23%)

Collateralized Mortgage Obligations	14,212

	50,753	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.61%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	2.16% - 7.51% (4.47%)

Commercial Mortgage-Backed Securities	50,753

Total	$166,160

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was approximately $64,957,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$19,783		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (8.74%)
				Constant Default Rate	0.00% - 30.00% (3.19%)
				Yield (Discount Rate of Cash Flows)	3.25% - 7.65% (4.02%)

Asset-Backed Securities	19,783

	—	(a)	Discounted Cash Flow	PSA Prepayment Model	268.00% (268.00%)
				Yield (Discount Rate of Cash Flows)	4.21% (4.21%)

Collateralized Mortgage Obligations	—	(a)

Total	$19,783

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was approximately $21,406,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Core Plus Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,130	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (13.00%)
			Yield (Discount Rate of Cash Flows)	1.74% - 4.59% (3.45%)

Asset-Backed Securities	2,130

	3,533	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(30.87)% - 6.74% (3.42%)

Collateralized Mortgage Obligations	3,533

Total	$5,663

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was approximately $300,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

320	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

As of February 28, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund had delayed delivery securities outstanding as of February 28, 2018. The values of these securities held at February 28, 2018 are detailed on the SOIs.

D. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the borrower on a loan, provided, however, the fund’s rights may be more limited than the lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2018, the Funds did not have any outstanding unfunded loan commitments.

F. Derivatives — Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1). Options — Core Plus Bond Fund purchased and/or sold (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — Core Plus Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures exposes the Funds to interest risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts

322	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration Core Plus Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties, cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.).

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted by counterparty as of February 28, 2018 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	Barclays Bank plc	$(655)	$440
		Credit Suisse International	(2,384)	4,150
		Deutsche Bank AG	(1,724)	1,630
		Royal Bank of Scotland	(899)	820
		Union Bank of Switzerland AG	—	10
	Collateral Received	BNP Paribas	1,657	(1,630)
		Citibank, NA	(140)	(970)
		Morgan Stanley	1,142	(1,090)

The Funds may be required to post or receive collateral for OTC Swaps.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Core Plus Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options	Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$638	$2,244	$—	$—	$2,882
Foreign exchange contracts	Receivables	—	—	781	—	781

Total		$638	$2,244	$781	$—	$3,663

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(239)	$(799)	$—	$—	$(1,038)
Foreign exchange contracts	Payables	—	—	(342)	—	(342)
Credit contracts	Payables	—	—	—	(451)	(451)

Total		$(239)	$(799)	$(342)	$(451)	$(1,831)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

324	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

High Yield Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)
Credit contracts	Receivables	$14,187

(a)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Inflation Managed Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		OTC Swaps
Interest rate contracts	Receivables	$8,350

Gross Liabilities:
Interest rate contracts	Payables	$(11,453)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2018 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received (b)	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$1,535	$(1,535)	$—	$—
BNP Paribas	1,691	(34)	(1,630)	27
Citibank, NA	935	(935)	—	—
Deutsche Bank AG	1,859	(1,859)	—	—
Morgan Stanley	2,330	(1,188)	(1,090)	52

	$8,350	$(5,551)	$(2,720)	$79

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted (b)	Net Amount Due To Counterparty (Not less than zero)
Bank of America NA	$100	$—	$—	$100
Barclays Bank plc	2,190	(1,535)	(440)	215
BNP Paribas	34	(34)	—	—
Citibank, NA	1,075	(935)	—	140
Credit Suisse International	2,384	—	(2,384)	—
Deutsche Bank AG	3,583	(1,859)	(1,630)	94
Morgan Stanley	1,188	(1,188)	—	—
Royal Bank of Scotland	899	—	(820)	79

	$11,453	$(5,551)	$(5,274)	$628

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.F.(4). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Short Duration Core Plus Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(31)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2018, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(8,587)	$(29,244)	$—	$(831)	$(38,662)
Foreign exchange contracts	—	—	(3,359)	—	(3,359)
Credit contracts	—	—	—	866	866

Total	$(8,587)	$(29,244)	$(3,359)	$35	$(41,155)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$6,111	$3,252	$—	$127	$9,490
Foreign exchange contracts	—	—	545	—	545
Credit contracts	—	—	—	(1,033)	(1,033)

Total	$6,111	$3,252	$545	$(906)	$9,002

326	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$17,279

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$(7,509)

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$(22,676)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$22,353

Short Duration Core Plus Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps		Total
Interest rate contracts	$91	$—		$91
Credit contracts	—	—	(a)	—	(a)

Total	$91	$—	(a)	$91

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(29)

(a)	Amount rounds to less than 500.

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2018 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund		High Yield Fund	Inflation Managed Bond Fund	Short Duration Core Plus Fund
Futures Contracts — Interest:
Average Notional Balance Long	$431,144		$—	$—	$15,028	(a)
Average Notional Balance Short	248,522		—	—	10,658	(a)
Ending Notional Balance Long	1,362,250		—	—	13,383
Ending Notional Balance Short	141,603		—	—	10,759

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	6,576		—	—	—
Average Settlement Value Sold	32,209		—	—	—
Ending Settlement Value Purchased	1,726		—	—	—
Ending Settlement Value Sold	41,564		—	—	—

Exchange-Traded Options:
Average Number of Contracts Purchased	1,931		—	—	—
Average Number of Contracts Written	5,107	(b)	—	—	—
Ending Number of Contracts Purchased	5,107		—	—	—
Ending Number of Contracts Written	5,107		—	—	—

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

	Core Plus Bond Fund		High Yield Fund	Inflation Managed Bond Fund	Short Duration Core Plus Fund

Credit Default Swaps:
Average Notional Balance — Buy Protection	$77,469		$—	$—	$100	(c)
Average Notional Balance — Sell Protection	29,538		211,538	—	—
Ending Notional Balance — Buy Protection	50,000		—	—	—
Ending Notional Balance — Sell Protection	—		180,000	—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed rate	75,657	(d)	—	1,016,523	—
Average Notional Balance — Receives Fixed rate	211,816	(d)	—	—	—
Ending Notional Balance — Pays Fixed Rate	—		—	949,200	—

(a)	For the period October 1, 2017 through February 28, 2018.
(b)	For the period February 1, 2018 through February 28, 2018.
(c)	For the period February 8, 2018 through February 15, 2018.
(d)	For the period March 1, 2017 through April 30, 2017.

The Funds’ derivatives contracts held at February 28, 2018 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statements of Operations.

Inflation Managed Bond Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee,

328	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

which has been renamed as the Service Fee. The amount of the transfer agency fees charged to each class of the Funds for the year ended February 28, 2018 are as follows:

	Class A		Class C		Class I		Class L	Class R2	Class R3		Class R4		Class R5		Class R6		Total
Core Bond Fund
Transfer agency fees	$135		$52		$211		n/a	$12	$1		$—	(a)	$6		$106		$523
Sub-transfer agency fees	248		37		711		n/a	46	—	(a)	—		50		—		1,092
Core Plus Bond Fund
Transfer agency fees	68		13		21		$14	7	1		—	(a)	—	(a)	68		192
Sub-transfer agency fees	98		11		203		94	11	—		—	(a)	—		—		417
Government Bond Fund
Transfer agency fees	5		7		17		n/a	12	—	(a)	1		n/a		2		44
Sub-transfer agency fees	108		3		151		n/a	22	—	(a)	—	(a)	n/a		—		284
High Yield Fund
Transfer agency fees	108		14		1,267		n/a	9	—	(a)	—	(a)	5		35		1,438
Sub-transfer agency fees	59		12		445		n/a	3	—		—		9		—		528
Inflation Managed Bond Fund
Transfer agency fees	1		1		7		n/a	n/a	n/a		n/a		—	(a)	7		16
Sub-transfer agency fees	—		—	(a)	1		n/a	n/a	n/a		n/a		—		—		1
Limited Duration Bond Fund
Transfer agency fees	15		4		4		n/a	n/a	n/a		n/a		n/a		19		42
Sub-transfer agency fees	8		2		5		n/a	n/a	n/a		n/a		n/a		—		15
Mortgage-Backed Securities Fund
Transfer agency fees	16		1		13		n/a	n/a	n/a		n/a		n/a		9		39
Sub-transfer agency fees	5		1		58		n/a	n/a	n/a		n/a		n/a		—		64
Short Duration Bond Fund
Transfer agency fees	27		6		16		n/a	n/a	n/a		n/a		n/a		18		67
Sub-transfer agency fees	22		4		—	(a)	n/a	n/a	n/a		n/a		n/a		—		26
Short Duration Core Plus Fund
Transfer agency fees	—	(a)	1		2		n/a	n/a	n/a		n/a		n/a		—	(a)	3
Sub-transfer agency fees	—	(a)	—	(a)	1		n/a	n/a	n/a		n/a		n/a		—		1

(a)	Amount rounds to less than 500.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Fund	$—		$63	$(63)
Core Plus Bond Fund	—	(a)	(8,341)	8,341
Government Bond Fund	—		(1)	1
High Yield Fund	—		2,406	(2,406)
Inflation Managed Bond Fund	—	(a)	— (a)	—
Mortgage-Backed Securities Fund	(41)		—	41
Limited Duration Bond Fund	(10,531)		102	10,429
Short Duration Bond Fund	—		7	(7)
Short Duration Core Plus Fund	—		(28)	28

(a)	Amount rounds to less than 500.

The reclassifications for the Funds relate primarily to foreign currency gains or losses, investments in perpetual bonds, investments in contingent payment debt instruments, expiration of capital loss carryforwards and redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.60
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration Core Plus Fund*	0.25

*	Prior to September 29, 2017, the investment advisory fee was 0.50%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2018, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

330	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2018, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Core Bond Fund	$207	$2
Core Plus Bond Fund	248	—	(a)
Government Bond Fund	16	—	(a)
High Yield Fund	75	1
Inflation Managed Bond Fund	2	—	(a)
Limited Duration Bond Fund	7	—	(a)
Mortgage-Backed Securities Fund	17	—	(a)
Short Duration Bond Fund	27	2
Short Duration Core Plus Fund	2	—

(a)	Amount rounds to less than 500.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Core Bond Fund*	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund*	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Government Bond Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	n/a
High Yield Fund*	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Inflation Managed Bond Fund*	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a

*	Prior to April 3, 2017, the service fee for Class R5 Shares was 0.05%.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration Core Plus Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2		Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.75%	1.40%	0.50%	n/a	1.10	%*	0.85%	0.60%	0.45%	0.35%
Core Plus Bond Fund	0.75	1.40	0.46	0.49%	1.15		0.90	0.65	0.50	0.40
Government Bond Fund	0.75	1.48	0.48	n/a	1.10	*	0.85	0.60	n/a	0.35
High Yield Fund	1.00	1.50	0.75	n/a	1.35	**	1.10	0.85	0.70	0.60
Inflation Managed Bond Fund	0.75	1.40	0.60	n/a	n/a		n/a	n/a	0.55	0.50
Limited Duration Bond Fund	0.70	1.20	0.45	n/a	n/a		n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.65	1.15	0.40	n/a	n/a		n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.80	1.30	0.55	n/a	n/a		n/a	n/a	n/a	0.30
Short Duration Core Plus Fund***	0.64	1.14	0.39	n/a	n/a		n/a	n/a	n/a	0.33

*	Prior to July 1, 2017, the contractual expense limitation was 1.00%.
**	Prior to July 1, 2017, the contractual expense limitation was 1.30%.
***	Prior to September 29, 2017, the contractual expense limitations for Class A, Class C, Class I and Class R6 Shares were 0.90%, 1.40%, 0.65% and 0.50%, respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2018 and are in place until at least June 30, 2018. The expense limitation agreements for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares of High Yield Fund, and all share classes of Core Bond Fund are in place until at least October 31, 2018, and for Class R3 and Class R4 Shares of High Yield Fund are in place until at least August 20, 2018 and for Class A, Class C, Class I and Class R6 Shares of Short Duration Core Plus Fund are in place until at least September 28, 2018.

For the year ended February 28, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$7,779	$5,181	$13,092	$26,052	$161
Core Plus Bond Fund	457	303	4,555	5,315	96
Government Bond Fund	544	362	1,424	2,330	159
High Yield Fund	6,645	4,430	7,529	18,604	12
Inflation Managed Bond Fund	17	11	483	511	—
Limited Duration Bond Fund	812	540	218	1,570	—
Mortgage-Backed Securities Fund	2,923	1,776	1,190	5,889	—
Short Duration Bond Fund	1,249	831	63	2,143	5
Short Duration Core Plus Fund	222	109	141	472	49

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

The amounts of waivers resulting from investments in these money market funds for the year ended February 28, 2018 were as follows (amounts in thousands):

Core Bond Fund	$1,098
Core Plus Bond Fund	1,056
Government Bond Fund	129
High Yield Fund	775
Inflation Managed Bond Fund	201
Limited Duration Bond Fund	185
Mortgage-Backed Securities Fund	60
Short Duration Bond Fund	49
Short Duration Core Plus Fund	13

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

332	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The Boards appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2018, Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$5,426,332	$5,509,206	$2,837,421	$1,440,624
Core Plus Bond Fund	5,843,144	3,507,102	1,461,099	510,640
Government Bond Fund	99,332	81,108	93,118	113,779
High Yield Fund	4,775,496	8,394,923	—	—
Inflation Managed Bond Fund	279,144	315,291	677,137	638,614
Limited Duration Bond Fund	220,221	354,384	—	—
Mortgage-Backed Securities Fund	227,982	610,085	67,758	16,889
Short Duration Bond Fund	891,205	1,600,246	1,034,255	2,606,825
Short Duration Core Plus Fund	175,579	260,348	112,594	92,091

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$28,807,263	$301,259	$422,733	$(121,474)
Core Plus Bond Fund	12,168,526	85,354	262,165	(176,811)
Government Bond Fund	1,315,167	26,101	29,333	(3,232)
High Yield Fund	8,972,619	232,511	253,131	(20,620)
Inflation Managed Bond Fund	1,456,427	13,597	27,685	(14,088)
Limited Duration Bond Fund	1,017,628	3,344	8,483	(5,139)
Mortgage-Backed Securities Fund	1,967,385	29,536	32,954	(3,418)
Short Duration Bond Fund	3,680,217	4,527	44,264	(39,737)
Short Duration Core Plus Fund	98,338	88	1,509	(1,421)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to debt modifications, mark to market of futures contracts, defaulted bonds and wash sale loss deferrals.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The tax character of distributions paid during the year February 28, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$723,358	$60,447	$783,805
Core Plus Bond Fund	286,674	—	286,674
Government Bond Fund	29,801	1,210	31,011
High Yield Fund	589,345	—	589,345
Inflation Managed Bond Fund	31,700	—	31,700
Limited Duration Bond Fund	18,411	—	18,411
Mortgage—Backed Securities Fund	70,692	—	70,692
Short Duration Bond Fund	59,294	—	59,294
Short Duration Core Plus Fund	5,093	—	5,093

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$718,975	$96,852	$815,827
Core Plus Bond Fund	175,472	—	175,472
Government Bond Fund	29,209	4,771	33,980
High Yield Fund	655,946	—	655,946
Inflation Managed Bond Fund	27,089	—	27,089
Limited Duration Bond Fund	15,381	—	15,381
Mortgage-Backed Securities Fund	75,915	1,046	76,961
Short Duration Bond Fund	90,862	4,801	95,663
Short Duration Core Plus Fund	7,480	—	7,480

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Fund	$8,631	$26,705	$(121,474)
Core Plus Bond Fund	3,103	(7,964)	(179,731)
Government Bond Fund	278	(1,914)	(3,232)
High Yield Fund	6,623	(335,075)	(20,606)
Inflation Managed Bond Fund	240	(39,231)	(14,087)
Limited Duration Bond Fund	197	(18,338)	(5,140)
Mortgage-Backed Securities Fund	951	(2,014)	(3,417)
Short Duration Bond Fund	520	(7,416)	(39,736)
Short Duration Core Plus Fund	7	(14,284)	(1,423)

For the Funds, the cumulative timing differences primarily consist of capital loss carryforwards, post-October capital loss deferrals, trustee deferred compensation, defaulted bonds and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2018, Core Bond Fund did not have any net capital loss carryforwards.

334	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

As of February 28, 2018, the following Fund had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

2019
Limited Duration Bond Fund	$6,963

As of February 28, 2018, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond Fund	$—	$7,964
Government Bond Fund	1,396	518
High Yield Fund	24,434	310,641
Inflation Managed Bond Fund	39,231	—
Limited Duration Bond Fund	—	11,375
Mortgage-Backed Securities Fund	401	1,613
Short Duration Bond Fund	7,416	—
Short Duration Core Plus Fund	3,287	10,998

During the year ended February 28, 2018 the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Core Plus Bond Fund	$—	$1,488
High Yield Fund	20,078	37,949
Limited Duration Bond Fund	34	—
Short Duration Core Plus Fund	270	—

During the year ended February 28, 2018 the following Fund had expired capital loss carryforwards as follows (amounts in thousands):

Limited Duration Bond Fund	$10,532

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2018 the Funds deferred to March 1, 2018 the following specified ordinary losses and net capital losses of (amounts in thousands):

	Net Capital Loss		Specified Ordinary Loss
	Short-Term	Long-Term
Core Plus Bond Fund	$10,749	$6,453	$3,811
High Yield Fund	7,521	—	—
Inflation Managed Bond Fund	11,399	(290)	—
Limited Duration Bond Fund	(90)	1,020	—
Mortgage-Backed Securities Fund	85	—	—
Short Duration Bond Fund	1,602	3,364	—
Short Duration Core Plus Fund	710	(65)	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2018. Average borrowings from the Facility during the year ended February 28, 2018, were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Mortgage-Backed Securities Fund	$2,439	2.13%	4	$1

The Trusts, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 28, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2018, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—%	24.9%
Core Plus Bond Fund	—	30.0
High Yield Fund	—	26.6
Inflation Managed Bond Fund	13.0	34.9
Limited Duration Bond Fund	54.8	—

As of February 28, 2018, the Funds had omnibus accounts which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	3	13.2%	—	—%
Core Plus Bond Fund	4	15.1	3	10.3
Government Bond Fund	—	—	4	24.2
High Yield Fund	4	14.2	—	—
Inflation Managed Bond Fund	4	22.9	5	12.2
Short Duration Bond Fund	4	44.5	—	—
Short Duration Core Plus Fund	4	76.6	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

336	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

A significant portion of the Funds’ (except High Yield Fund and Short Duration Core Plus Fund) investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

High Yield Fund may and prior to September 29, 2017, Short Duration Core Plus Fund, could invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Core Plus Bond Fund and High Yield Fund invest in interest bearing notes with preferred security characteristics. These securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of February 28, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

9. Subscription in-Kind

During the year ended August 31, 2016, certain Short Duration Bond Fund Class R6 shareholders purchased shares of Short Duration Bond Fund. The portfolio securities were received primarily by means of a subscription in-kind exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amount in thousands):

May 9, 2016	Value	Type
Class R6	$44,995	Subscription in-kind

10. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-18 (“ASU 2016-18”) Statement of Cash Flows (Topic 230) Restricted Cash, which clarifies guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. ASU 2016-18 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Management is currently evaluating the implications of these changes on the financial statements, if any.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	337

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short Duration Core Plus Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund and JPMorgan Short Duration Bond Fund (seven of the funds constituting JPMorgan Trust II) and JPMorgan Inflation Managed Bond Fund and JPMorgan Short Duration Core Plus Fund (formerly known as JPMorgan Short Duration High Yield Fund) (two of the funds constituting JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations and cash flows (for JPMorgan Mortgage-Backed Securities Fund) for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations and the cash flows for JPMorgan Mortgage-Backed Securities Fund for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 28, 2018 and held by the custodian and confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

338	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trusts since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	339

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

340	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	341

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$979.60	$3.68	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	976.80	6.67	1.36
Hypothetical	1,000.00	1,018.05	6.81	1.36
Class I (formerly Select Class)
Actual	1,000.00	980.00	2.45	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Class R2
Actual	1,000.00	977.90	5.39	1.10
Hypothetical	1,000.00	1,019.34	5.51	1.10
Class R3
Actual	1,000.00	978.30	4.17	0.85
Hypothetical	1,000.00	1,020.58	4.26	0.85
Class R4
Actual	1,000.00	979.70	2.90	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Class R5
Actual	1,000.00	981.10	2.21	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class R6
Actual	1,000.00	981.60	1.72	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35

Core Plus Bond Fund
Class A
Actual	1,000.00	981.00	3.63	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

342	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class C
Actual	$1,000.00	$979.00	$6.82	1.39%
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class I (formerly Select Class)
Actual	1,000.00	982.40	2.21	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Class L
Actual	1,000.00	983.40	2.36	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48
Class R2
Actual	1,000.00	979.00	5.59	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class R3
Actual	1,000.00	980.30	4.37	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R4
Actual	1,000.00	982.70	3.15	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64
Class R5
Actual	1,000.00	982.20	2.41	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Class R6
Actual	1,000.00	983.90	1.92	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39

Government Bond Fund
Class A
Actual	1,000.00	975.20	3.62	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	972.00	6.60	1.35
Hypothetical	1,000.00	1,018.10	6.76	1.35
Class I (formerly Select Class)
Actual	1,000.00	975.50	2.30	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Class R2
Actual	1,000.00	973.40	5.33	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09
Class R3
Actual	1,000.00	974.70	4.11	0.84
Hypothetical	1,000.00	1,020.63	4.21	0.84
Class R4
Actual	1,000.00	975.90	2.89	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Class R6
Actual	1,000.00	977.10	1.67	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34

High Yield Fund
Class A
Actual	1,000.00	1,006.80	4.93	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class C
Actual	1,000.00	1,005.60	7.41	1.49
Hypothetical	1,000.00	1,017.41	7.45	1.49

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	343

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)(continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
High Yield Fund (continued)
Class I (formely Select Class)
Actual	$1,000.00	$1,008.00	$3.68	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R2
Actual	1,000.00	1,005.10	6.66	1.34
Hypothetical	1,000.00	1,018.15	6.71	1.34
Class R3
Actual	1,000.00	1,006.10	5.42	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09
Class R4
Actual	1,000.00	1,007.50	4.18	0.84
Hypothetical	1,000.00	1,020.63	4.21	0.84
Class R5
Actual	1,000.00	1,008.30	3.44	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69
Class R6
Actual	1,000.00	1,008.80	2.94	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59

Inflation Managed Bond Fund
Class A
Actual	1,000.00	993.80	3.76	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
Class C
Actual	1,000.00	989.60	6.96	1.41
Hypothetical	1,000.00	1,017.80	7.05	1.41
Class I (formerly Select Class)
Actual	1,000.00	994.50	3.02	0.61
Hypothetical	1,000.00	1,021.77	3.06	0.61
Class R5
Actual	1,000.00	994.80	2.77	0.56
Hypothetical	1,000.00	1,022.02	2.81	0.56
Class R6
Actual	1,000.00	995.10	2.37	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

Limited Duration Bond Fund
Class A
Actual	1,000.00	1,001.50	3.37	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68
Class C
Actual	1,000.00	998.70	5.85	1.18
Hypothetical	1,000.00	1,018.94	5.91	1.18
Class I (formerly Select Class)
Actual	1,000.00	1,002.70	2.14	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43
Class R6
Actual	1,000.00	1,003.70	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	983.50	3.20	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	982.40	5.65	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15

344	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Mortgage-Backed Securities Fund (continued)
Class I (formerly Select Class)
Actual	$1,000.00	$985.30	$1.97	0.40%
Hypothetical	1,000.00	1,022.81	2.01	0.40
Class R6
Actual	1,000.00	986.00	1.23	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25

Short Duration Bond Fund
Class A
Actual	1,000.00	991.60	3.95	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class C
Actual	1,000.00	989.00	6.41	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class I (formerly Select Class)
Actual	1,000.00	993.00	2.72	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Class R6
Actual	1,000.00	993.30	1.48	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Short Duration Core Plus Fund
Class A
Actual	1,000.00	995.20	3.27	0.66
Hypothetical	1,000.00	1,021.52	3.31	0.66
Class C
Actual	1,000.00	992.60	5.78	1.17
Hypothetical	1,000.00	1,018.99	5.86	1.17
Class I (formerly Select Class)
Actual	1,000.00	996.50	2.08	0.42
Hypothetical	1,000.00	1,022.71	2.11	0.42
Class R6
Actual	1,000.00	996.70	1.68	0.34
Hypothetical	1,000.00	1,023.11	1.71	0.34

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	345

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2018 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Fund	$60,447
Government Bond Fund	1,210

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or the maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2018 (amounts in thousands):

	Qualified Interest Income	Short-Term Capital Gain
Core Bond Fund	$659,500	$1,250
Core Plus Bond Fund	247,500	—
Government Bond Fund	29,801	—
High Yield Fund	473,304	—
Limited Duration Bond Fund	17,431	—
Short Duration Bond Fund	53,713	—

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2018:

Income from U.S. Treasury Obligations
Core Bond Fund	6.14%
Core Plus Bond Fund	13.40
Government Bond Fund	32.47
High Yield Fund	0.01
Inflation Managed Bond Fund	14.53
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	32.15
Short Duration Core Plus Fund	1.89

346	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	AN-INC2-218

Annual Report

J.P. Morgan Income Funds

February 28, 2018

JPMorgan Managed Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectuses for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at 0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	1

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)1,*	1.28%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.99%

Net Assets as of 2/28/2018 (In Thousands)	$8,549,242
Duration as of 2/28/2018	0.5 year

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

HOW DID THE MARKET PERFORM?

Overall, global equity and bond markets provided positive returns for the reporting period. Equities largely outperformed bonds amid a surge in corporate profits, continued low interest rates and synchronized economic growth. In early February 2018, a sharp sell-off pushed down prices for both fixed income and equity securities. Some investors blamed the sell-off on a surge in U.S. Treasury bond yields, uncertainty about U.S. Federal Reserve policy and historically high equity valuations.

While U.S. equity prices rebounded somewhat from the sell-off, yields on corporate bonds and U.S. Treasury bonds, which generally move in the opposite direction of prices, remained at elevated levels at the end of the reporting period. Within fixed-income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. However, bond prices overall were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion entered its ninth year.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class L Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”). Relative to the Benchmark, the Fund’s investments in fixed income asset classes that generate additional yield over U.S. Treasury bonds, including corporate bonds and asset-backed securities, were leading contributors to performance. Within the corporate bond asset class, the Fund had a large allocation to the banking sector, which also helped relative performance.

The Fund’s investments in U.S. Treasury bonds with maturities of twelve to eighteen months were the smallest contributors to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund maintained exposure to floating rate notes and also held non-Treasury debt securities and asset-backed securities, neither of which were included in the Benchmark.

PORTFOLIO COMPOSITION BY ASSET CLASS***
Corporate Bonds	53.8%
Certificates of Deposit	22.2
Commercial Paper	8.8
Asset-Backed Securities	7.7
Repurchase Agreements	4.5
Investment Company	1.6
Foreign Government Securities	1.4
U.S. Treasury Obligation	0.0	(a)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.05%.

[1]	On April 3, 2017, the Fund’s Institutional Class Shares were renamed Class L Shares.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding the Fund and information on holdings.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS I SHARES	July 5, 2017	1.08%	0.68%	0.63%
CLASS L SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	September 30, 2010	1.28	0.72	0.66

LIFE OF FUND PERFORMANCE (9/30/10 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on September 30, 2010.

Returns for Class I Shares prior to its inception date are based on the performance of Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Managed Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from September 30, 2010 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	3

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 69.2%
Asset-Backed Securities — 7.8%
	Ally Auto Receivables Trust,
7,593	Series 2017-2, Class A2, 1.49%, 11/15/2019	7,579
19,467	Series 2017-3, Class A2, 1.53%, 03/16/2020	19,413
25,408	Series 2017-5, Class A2, 1.81%, 06/15/2020	25,348
	AmeriCredit Automobile Receivables Trust,
195	Series 2016-2, Class A2A, 1.42%, 10/08/2019	195
8,019	Series 2016-4, Class A2A, 1.34%, 04/08/2020	8,006
10,313	Series 2017-3, Class A2A, 1.69%, 12/18/2020	10,283
35,698	Series 2017-4, Class A2A, 1.83%, 05/18/2021	35,504
	BMW Vehicle Lease Trust,
8,007	Series 2016-2, Class A2, 1.23%, 01/22/2019	7,998
10,241	Series 2017-2, Class A2A, 1.80%, 02/20/2020	10,203
3,353	BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.99%, 05/28/2019	3,349
	Capital Auto Receivables Asset Trust,
8,012	Series 2015-3, Class A3, 1.94%, 01/21/2020	8,007
4,417	Series 2016-2, Class A3, 1.46%, 06/22/2020	4,399
22,197	Series 2017-1, Class A2, 1.76%, 06/22/2020 (e)	22,124
25,000	Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1, 1.39%, 01/15/2021	24,997
	CarMax Auto Owner Trust,
1,548	Series 2014-3, Class A4, 1.73%, 02/18/2020	1,545
20,476	Series 2015-2, Class A3, 1.37%, 03/16/2020	20,416
3,057	Series 2015-4, Class A3, 1.56%, 11/16/2020	3,042
2,143	Series 2016-1, Class A3, 1.61%, 11/16/2020	2,130
6,012	Series 2016-3, Class A2, 1.17%, 08/15/2019	6,008
15,036	Series 2016-4, Class A2, 1.21%, 11/15/2019	15,002
11,081	Series 2017-1, Class A2, 1.54%, 02/18/2020	11,060
34,840	Series 2017-2, Class A2, 1.63%, 06/15/2020	34,745

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
2,812	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.36%, 01/15/2020 (e)	2,811
	CNH Equipment Trust,
11,503	Series 2016-C, Class A2, 1.26%, 02/18/2020	11,478
19,840	Series 2017-A, Class A2, 1.64%, 07/15/2020	19,777
	Dell Equipment Finance Trust,
8,161	Series 2017-1, Class A2, 1.86%, 06/24/2019 (e)	8,146
12,010	Series 2017-2, Class A2A, 1.97%, 02/24/2020 (e)	11,961
2,572	Drive Auto Receivables Trust, Series 2017-1, Class A2B, 1.93%, 05/15/2019 (z)	2,573
38,375	Ford Credit Auto Lease Trust, Series 2017-B, Class A2A, 1.80%, 06/15/2020	38,211
	Ford Credit Auto Owner Trust,
374	Series 2014-C, Class A3, 1.06%, 05/15/2019	374
9,495	Series 2016-C, Class A2A, 1.04%, 09/15/2019	9,476
35,000	Series 2017-C, Class A2A, 1.80%, 09/15/2020	34,888
	Honda Auto Receivables Owner Trust,
174	Series 2015-3, Class A3, 1.27%, 04/18/2019	174
47,174	Series 2017-4, Class A2, 1.80%, 01/21/2020	47,000
	Hyundai Auto Lease Securitization Trust,
7,070	Series 2016-C, Class A3, 1.49%, 02/18/2020 (e)	7,038
16,499	Series 2017-A, Class A2A, 1.56%, 07/15/2019 (e)	16,464
31,645	Series 2017-C, Class A2A, 1.89%, 03/16/2020 (e)	31,457
931	Hyundai Auto Receivables Trust, Series 2016-A, Class A2A, 1.21%, 06/17/2019	930
941	John Deere Owner Trust, Series 2016-B, Class A2, 1.09%, 02/15/2019	941
	Mercedes-Benz Auto Lease Trust,
2,979	Series 2016-B, Class A2, 1.15%, 01/15/2019	2,977
6,579	Series 2016-B, Class A3, 1.35%, 08/15/2019	6,549
30,805	Series 2018-A, Class A2, 2.20%, 04/15/2020	30,738
439	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A, 1.11%, 03/15/2019	439

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
2,500	Nissan Auto Lease Trust, Series 2016-B, Class A3, 1.50%, 07/15/2019	2,491
1,572	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A2A, 1.07%, 05/15/2019	1,571
	Santander Drive Auto Receivables Trust,
114	Series 2016-3, Class A2, 1.34%, 11/15/2019	114
2,344	Series 2016-3, Class A3, 1.50%, 08/17/2020	2,339
12,243	Series 2017-2, Class A2, 1.60%, 03/16/2020	12,234
22,429	Series 2017-3, Class A2, 1.67%, 06/15/2020	22,382
19,384	Series 2018-1, Class A2, 2.10%, 11/16/2020	19,359
135	Toyota Auto Receivables, Series 2016-C, Class A2A, 1.00%, 01/15/2019	135
	Toyota Auto Receivables Owner Trust,
1,408	Series 2015-B, Class A3, 1.27%, 05/15/2019	1,406
5,219	Series 2016-B, Class A3, 1.30%, 04/15/2020	5,187
19,301	Series 2017-A, Class A2A, 1.42%, 09/16/2019	19,253
9,871	Volvo Financial Equipment LLC, Series 2017-1A, Class A2, 1.55%, 10/15/2019 (e)	9,842
500	World Omni Auto Receivables Trust, Series 2017-A, Class A2A, 1.50%, 08/17/2020	498

	Total Asset-Backed Securities (Cost $664,482)	662,566

Certificates of Deposit — 6.2%
	Bank of Montreal, (Canada),
9,000	(ICE LIBOR USD 3 Month + 0.19%), 1.93%, 04/24/2019 (aa)	8,999
50,000	(ICE LIBOR USD 3 Month + 0.32%), 2.05%, 07/18/2019 (aa)	50,013
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
15,360	(ICE LIBOR USD 3 Month + 0.45%), 1.99%, 09/09/2019 (aa)	15,383
32,641	(ICE LIBOR USD 3 Month + 0.43%), 2.15%, 07/15/2019 (aa)	32,676
	Canadian Imperial Bank of Commerce, (Canada),
43,300	(ICE LIBOR USD 3 Month + 0.20%), 1.75%, 05/01/2019 (aa)	43,107
56,700	(ICE LIBOR USD 3 Month + 0.21%), 2.00%, 08/05/2019 (aa)	56,692
34,680	(ICE LIBOR USD 3 Month + 0.33%), 2.31%, 05/29/2019 (aa)	34,710

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
36,710	Cooperatieve Rabobank UA, (Netherlands), 1.78%, 04/03/2019	36,631
91,339	Credit Agricole Corporate and Investment Bank, (France), (ICE LIBOR USD 3 Month + 0.47%), 1.99%, 06/03/2019 (aa)	91,475
43,350	Credit Suisse AG, (Switzerland), 1.75%, 03/12/2019	43,177
	Sumitomo Mitsui Banking Corp., (Japan),
37,500	(ICE LIBOR USD 3 Month + 0.45%), 1.94%, 09/05/2019 (aa)	37,561
53,036	(ICE LIBOR USD 3 Month + 0.37%), 2.07%, 07/11/2019 (aa)	53,064
26,550	(ICE LIBOR USD 3 Month + 0.38%), 2.16%, 08/02/2019 (aa)	26,576

	Total Certificates of Deposit (Cost $530,054)	530,064

Corporate Bonds — 53.8%
	Consumer Discretionary — 2.3%
	Automobiles — 2.0%
15,118	BMW US Capital LLC, (Germany), 1.50%, 04/11/2019 (e)	14,944
	Daimler Finance North America LLC, (Germany),
2,800	1.50%, 07/05/2019 (e)	2,754
1,700	2.00%, 08/03/2018 (e)	1,699
11,480	(ICE LIBOR USD 3 Month + 0.25%), 2.04%, 11/05/2018 (e) (aa)	11,483
988	2.25%, 07/31/2019 (e)	982
16,086	2.38%, 08/01/2018 (e)	16,086
33,026	(ICE LIBOR USD 3 Month + 0.62%), 2.39%, 10/30/2019 (e) (aa)	33,180
12,860	General Motors Co., 3.50%, 10/02/2018	12,925
625	Hyundai Capital America, 2.00%, 03/19/2018 (e)	624
	Nissan Motor Acceptance Corp.,
17,917	2.00%, 03/08/2019 (e)	17,814
15,825	(ICE LIBOR USD 3 Month + 0.39%), 2.08%, 09/28/2020 (e) (aa)	15,850
26,453	2.35%, 03/04/2019 (e)	26,436
12,045	2.65%, 09/26/2018 (e)	12,051

		166,828

	Media — 0.3%
25,931	Comcast Corp., 5.70%, 05/15/2018	26,106
3,670	Omnicom Group, Inc., 6.25%, 07/15/2019	3,839

		29,945

	Total Consumer Discretionary	196,773

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Consumer Staples — 2.5%
	Beverages — 1.1%
83,791	Anheuser-Busch InBev Finance, Inc., (Belgium), 1.90%, 02/01/2019	83,224
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
12,331	2.20%, 08/01/2018	12,329
762	(ICE LIBOR USD 3 Month + 0.69%), 2.46%, 08/01/2018 (aa)	763

		96,316

	Food & Staples Retailing — 0.4%
8,993	Alimentation Couche-Tard, Inc., (Canada), (ICE LIBOR USD 3 Month + 0.50%), 2.07%, 12/13/2019 (e) (aa)	9,003
	Kroger Co. (The),
3,050	1.50%, 09/30/2019	2,992
7,506	2.00%, 01/15/2019	7,476
17,375	2.30%, 01/15/2019	17,333

		36,804

	Food Products — 0.2%
3,000	General Mills, Inc., 5.65%, 02/15/2019	3,082
9,800	Tyson Foods, Inc., (ICE LIBOR USD 3 Month + 0.45%), 2.43%, 05/30/2019 (aa)	9,827

		12,909

	Household Products — 0.3%
21,520	Church & Dwight Co., Inc., (ICE LIBOR USD 3 Month + 0.15%), 1.90%, 01/25/2019 (aa)	21,514
7,548	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.13%, 09/21/2018 (e)	7,538

		29,052

	Tobacco — 0.5%
5,118	BAT International Finance plc, (United Kingdom), 1.85%, 06/15/2018 (e)	5,105
6,172	Japan Tobacco, Inc., (Japan), 2.10%, 07/23/2018 (e)	6,170
	Reynolds American, Inc., (United Kingdom),
14,122	2.30%, 06/12/2018	14,117
16,955	8.13%, 06/23/2019	18,100

		43,492

	Total Consumer Staples	218,573

	Energy — 1.4%
	Energy Equipment & Services — 0.2%
6,740	Halliburton Co., 2.00%, 08/01/2018	6,726
11,450	Schlumberger Holdings Corp., 2.35%, 12/21/2018 (e)	11,433

		18,159

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — 1.2%
3,538	Apache Corp., 6.90%, 09/15/2018	3,612
2,720	BP Capital Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.35%), 2.18%, 08/14/2018 (aa)	2,723
15,405	Chevron Corp., 1.69%, 02/28/2019	15,290
2,100	Columbia Pipeline Group, Inc., 2.45%, 06/01/2018	2,100
	Enterprise Products Operating LLC,
32,490	1.65%, 05/07/2018	32,461
550	6.65%, 04/15/2018	553
3,500	Series N, 6.50%, 01/31/2019	3,618
6,279	Marathon Petroleum Corp., 2.70%, 12/14/2018	6,296
16,540	Phillips 66, (ICE LIBOR USD 3 Month + 0.65%), 2.37%, 04/15/2019 (e) (aa)	16,548
12,609	Spectra Energy Capital LLC, 6.20%, 04/15/2018	12,662
	TransCanada PipeLines Ltd., (Canada),
2,466	3.13%, 01/15/2019	2,474
2,766	7.13%, 01/15/2019	2,869

		101,206

	Total Energy	119,365

	Financials — 39.2%
	Banks — 21.9%
	ABN AMRO Bank NV, (Netherlands),
8,225	1.80%, 06/04/2018 (e)	8,212
11,184	2.10%, 01/18/2019 (e)	11,136
14,000	(ICE LIBOR USD 3 Month + 0.41%), 2.15%, 01/19/2021 (e) (aa)	14,016
64,716	(ICE LIBOR USD 3 Month + 0.64%), 2.37%, 01/18/2019 (e) (aa)	64,954
41,446	2.50%, 10/30/2018 (e)	41,461
3,800	ANZ New Zealand Int’l Ltd., (New Zealand), 2.25%, 02/01/2019 (e)	3,783
	Australia & New Zealand Banking Group Ltd., (Australia),
5,838	2.00%, 11/16/2018	5,822
4,920	2.05%, 09/23/2019	4,869
20,451	(ICE LIBOR USD 3 Month + 0.32%), 2.12%, 11/09/2020 (e) (aa)	20,464
30,060	2.25%, 06/13/2019	29,893
	Bank of America Corp.,
8,700	5.65%, 05/01/2018	8,750
2,122	6.88%, 04/25/2018	2,137
22,716	Series L, 2.60%, 01/15/2019	22,722

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Banks — continued
	Bank of Montreal, (Canada),
1,935	1.35%, 08/28/2018	1,927
27,700	(ICE LIBOR USD 3 Month + 0.25%), 1.79%, 09/11/2019 (aa)	27,725
5,950	2.38%, 01/25/2019	5,943
	Bank of Nova Scotia (The), (Canada),
6,520	1.65%, 06/14/2019	6,442
960	1.95%, 01/15/2019	956
17,284	(ICE LIBOR USD 3 Month + 0.83%), 2.55%, 01/15/2019 (aa)	17,385
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
24,602	2.30%, 03/10/2019 (e)	24,515
14,920	2.35%, 09/08/2019 (e)	14,822
2,390	2.70%, 09/09/2018 (e)	2,393
	Banque Federative du Credit Mutuel SA, (France),
79,800	1.90%, 03/28/2019 (e)	79,204
37,689	2.00%, 04/12/2019 (e)	37,398
9,824	(ICE LIBOR USD 3 Month + 0.49%), 2.23%, 07/20/2020 (e) (aa)	9,874
6,508	2.50%, 10/29/2018 (e)	6,531
4,232	2.75%, 01/22/2019 (e)	4,234
8,876	Barclays Bank plc, (United Kingdom), 2.50%, 02/20/2019	8,861
	BB&T Corp.,
6,357	2.25%, 02/01/2019	6,338
238	(ICE LIBOR USD 3 Month + 0.66%), 2.43%, 02/01/2019 (aa)	239
12,574	(ICE LIBOR USD 3 Month + 0.86%), 2.45%, 06/15/2018 (aa)	12,592
	BNP Paribas, (France),
30,524	2.40%, 12/12/2018	30,527
5,849	2.70%, 08/20/2018	5,864
	BNZ International Funding Ltd., (New Zealand),
64,005	2.35%, 03/04/2019 (e)	63,786
17,369	(ICE LIBOR USD 3 Month + 0.70%), 2.59%, 02/21/2020 (e) (aa)	17,484
2,700	Branch Banking & Trust Co., 2.30%, 10/15/2018	2,699
	Capital One Bank USA NA,
2,139	2.15%, 11/21/2018	2,134
5,888	2.25%, 02/13/2019	5,860
	Capital One NA,
2,300	(ICE LIBOR USD 3 Month + 0.77%), 2.33%, 09/13/2019 (aa)	2,312
19,645	2.35%, 08/17/2018	19,633

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Citigroup, Inc.,
1,252	1.70%, 04/27/2018	1,251
600	1.75%, 05/01/2018	600
1,695	2.05%, 06/07/2019	1,681
250	2.15%, 07/30/2018	250
2,196	2.50%, 09/26/2018	2,196
	Citizens Bank NA,
31,681	2.30%, 12/03/2018	31,617
33,160	2.50%, 03/14/2019	33,111
	Commonwealth Bank of Australia, (Australia),
715	1.38%, 09/06/2018 (e)	711
750	1.75%, 11/02/2018	746
20,000	(ICE LIBOR USD 3 Month + 0.45%), 1.99%, 03/10/2020 (e) (aa)	20,083
70,000	2.05%, 03/15/2019	69,628
22,572	2.25%, 03/13/2019	22,517
17,862	(ICE LIBOR USD 3 Month + 0.64%), 2.43%, 11/07/2019 (e) (aa)	17,986
1,660	2.50%, 09/20/2018	1,661
1,190	(ICE LIBOR USD 3 Month + 1.06%), 2.65%, 03/15/2019 (e) (aa)	1,201
25,583	Cooperatieve Rabobank UA, (Netherlands), 2.25%, 01/14/2019	25,519
	Credit Agricole SA, (France),
14,881	2.50%, 04/15/2019 (e)	14,838
13,656	2.63%, 10/03/2018 (e)	13,674
11,584	DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.37%), 2.06%, 10/02/2020 (e) (aa)	11,596
24,147	Fifth Third Bancorp, 2.30%, 03/01/2019	24,081
	Fifth Third Bank,
18,703	2.15%, 08/20/2018	18,683
32,510	2.30%, 03/15/2019	32,434
8,756	2.38%, 04/25/2019	8,719
15,164	Huntington Bancshares, Inc., 2.60%, 08/02/2018	15,178
	Huntington National Bank (The),
9,342	2.00%, 06/30/2018	9,331
52,956	2.20%, 11/06/2018	52,833
9,564	2.20%, 04/01/2019	9,513
7,730	KeyBank NA, 1.70%, 06/01/2018	7,719
6,521	KeyCorp, 2.30%, 12/13/2018	6,508
	Lloyds Bank plc, (United Kingdom),
1,600	2.00%, 08/17/2018	1,598
2,700	2.05%, 01/22/2019	2,691

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Banks — continued
	Mizuho Bank Ltd., (Japan),
3,884	2.15%, 10/20/2018 (e)	3,876
33,444	2.45%, 04/16/2019 (e)	33,340
	National Australia Bank Ltd., (Australia),
20,575	1.38%, 07/12/2019	20,204
24,982	2.00%, 01/14/2019	24,878
8,100	(ICE LIBOR USD 3 Month + 0.42%), 2.15%, 04/17/2019 (e) (aa)	8,116
43,850	(ICE LIBOR USD 3 Month + 0.24%), 2.22%, 08/29/2019 (e) (aa)	43,904
500	2.25%, 07/01/2019 (e)	498
10	(ICE LIBOR USD 3 Month + 0.64%), 2.38%, 07/23/2018 (e) (aa)	10
71,915	National Bank of Canada, (Canada), 2.10%, 12/14/2018	71,728
40,000	Natixis SA, (France), 1.80%, 11/13/2018	39,843
	Nordea Bank AB, (Sweden),
43	1.63%, 05/15/2018 (e)	43
2,000	Reg. S, 1.88%, 09/17/2018	1,996
2,595	1.88%, 09/17/2018 (e)	2,589
18,199	2.38%, 04/04/2019 (e)	18,156
7,623	(ICE LIBOR USD 3 Month + 0.47%), 2.45%, 05/29/2020 (e) (aa)	7,656
	PNC Bank NA,
34,275	1.70%, 12/07/2018	34,083
1,550	(ICE LIBOR USD 3 Month + 0.42%), 1.90%, 06/01/2018 (aa)	1,551
	Royal Bank of Canada, (Canada),
17,878	1.63%, 04/15/2019	17,726
12,342	2.00%, 12/10/2018	12,315
47,220	(ICE LIBOR USD 3 Month + 0.24%), 2.22%, 08/29/2019 (aa)	47,294
	Santander UK plc, (United Kingdom),
10,539	2.00%, 08/24/2018	10,523
6,799	2.35%, 09/10/2019	6,760
18,551	2.50%, 03/14/2019	18,530
28,409	3.05%, 08/23/2018	28,498
	Skandinaviska Enskilda Banken AB, (Sweden),
13,495	2.38%, 11/20/2018 (e)	13,480
3,900	2.38%, 03/25/2019 (e)	3,890
60,474	Societe Generale SA, (France), 2.63%, 10/01/2018	60,502
14,550	Standard Chartered plc, (United Kingdom), 2.40%, 09/08/2019 (e)	14,403
	Sumitomo Mitsui Banking Corp., (Japan),
1,255	1.97%, 01/11/2019	1,248

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
18,920	2.05%, 01/18/2019	18,827
1,750	2.50%, 07/19/2018	1,752
	Sumitomo Mitsui Trust Bank Ltd., (Japan),
9,200	1.95%, 09/19/2019 (e)	9,083
7,068	2.05%, 03/06/2019 (e)	7,032
20,689	SunTrust Banks, Inc., 2.35%, 11/01/2018	20,676
76,224	Svenska Handelsbanken AB, (Sweden), 2.50%, 01/25/2019	76,173
20,193	Swedbank AB, (Sweden), 2.38%, 02/27/2019 (e)	20,147
	Toronto-Dominion Bank (The), (Canada),
22,000	(ICE LIBOR USD 3 Month + 0.84%), 2.58%, 01/22/2019 (aa)	22,133
14,326	2.63%, 09/10/2018	14,353
7,834	Wells Fargo Bank NA, (ICE LIBOR USD 3 Month + 0.23%), 1.97%, 01/15/2020 (aa)	7,831
	Westpac Banking Corp., (Australia),
265	1.65%, 05/13/2019	262
13,447	1.95%, 11/23/2018	13,389
1,010	2.25%, 01/17/2019	1,007

		1,876,356

	Capital Markets — 5.0%
	Bank of New York Mellon Corp. (The),
4,000	(ICE LIBOR USD 3 Month + 0.48%), 2.02%, 09/11/2019 (aa)	4,025
7,570	2.10%, 01/15/2019	7,545
5,450	Credit Suisse AG, (Switzerland), 2.30%, 05/28/2019	5,421
	Goldman Sachs Group, Inc. (The),
13,491	1.95%, 07/23/2019	13,368
26,705	(ICE LIBOR USD 3 Month + 0.80%), 2.36%, 12/13/2019 (aa)	26,941
36,627	2.63%, 01/31/2019	36,636
962	6.15%, 04/01/2018	965
5,509	7.50%, 02/15/2019	5,755
	ING Bank NV, (Netherlands),
9,580	2.00%, 11/26/2018 (e)	9,539
18,330	2.05%, 08/17/2018 (e)	18,301
1,300	2.30%, 03/22/2019 (e)	1,297
19,154	Intercontinental Exchange, Inc., 2.50%, 10/15/2018	19,168
	Macquarie Bank Ltd., (Australia),
62,877	1.87%, 02/28/2019 (e)	62,413
31,400	(ICE LIBOR USD 3 Month + 0.35%), 1.94%, 03/15/2019 (e) (aa)	31,406

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Capital Markets — continued
1,782	(ICE LIBOR USD 3 Month + 0.35%), 2.05%, 04/04/2019 (e) (aa)	1,783
8,623	2.60%, 06/24/2019 (e)	8,605
1,740	Macquarie Group Ltd., (Australia), 3.00%, 12/03/2018 (e)	1,745
21,691	Moody’s Corp., (ICE LIBOR USD 3 Month + 0.35%), 1.84%, 09/04/2018 (aa)	21,712
	Morgan Stanley,
11,900	2.38%, 07/23/2019	11,844
46,383	2.45%, 02/01/2019	46,274
12,016	2.50%, 01/24/2019	12,004
16,107	Series 3NC2, (ICE LIBOR USD 3 Month + 0.80%), 2.63%, 02/14/2020 (aa)	16,182
7,208	Nomura Holdings, Inc., (Japan), 2.75%, 03/19/2019	7,210
	UBS AG, (Switzerland),
53,500	(ICE LIBOR USD 3 Month + 0.32%), 1.84%, 12/07/2018 (e) (aa)	53,567
5,277	2.38%, 08/14/2019	5,245

		428,951

	Consumer Finance — 2.9%
	American Express Credit Corp.,
23,689	1.88%, 11/05/2018	23,645
29,827	1.88%, 05/03/2019	29,555
11,325	(ICE LIBOR USD 3 Month + 0.43%), 1.92%, 03/03/2020 (aa)	11,363
13,012	(ICE LIBOR USD 3 Month + 0.33%), 2.12%, 05/03/2019 (aa)	13,037
14,666	2.13%, 03/18/2019	14,604
	Capital One Financial Corp.,
15,185	2.45%, 04/24/2019	15,129
24,892	(ICE LIBOR USD 3 Month + 0.76%), 2.57%, 05/12/2020 (aa)	25,097
13,316	Caterpillar Financial Services Corp., (ICE LIBOR USD 3 Month + 0.45%), 2.09%, 12/21/2018 (aa)	13,353
	General Motors Financial Co., Inc.,
16,171	2.40%, 04/10/2018	16,173
3,247	3.25%, 05/15/2018	3,252
11,770	6.75%, 06/01/2018	11,890
31,611	Ford Motor Credit Co. LLC, 2.38%, 03/12/2019	31,464
	HSBC USA, Inc.,
16,410	2.00%, 08/07/2018	16,379
5,852	2.25%, 06/23/2019	5,825
2,400	(ICE LIBOR USD 3 Month + 0.88%), 2.55%, 09/24/2018 (aa)	2,411
16,034	2.63%, 09/24/2018	16,054

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	Toyota Motor Credit Corp.,
2,750	1.70%, 02/19/2019	2,730
130	(ICE LIBOR USD 3 Month + 0.39%), 2.12%, 01/17/2019 (aa)	130

		252,091

	Diversified Financial Services — 2.1%
14,974	Federation des Caisses Desjardins du Quebec, (Canada), (ICE LIBOR USD 3 Month + 0.33%), 2.10%, 10/30/2020 (e) (aa)	14,994
	National Rural Utilities Cooperative Finance Corp.,
77,719	(ICE LIBOR USD 3 Month + 0.20%), 1.90%, 04/05/2019 (aa)	77,822
8,623	10.38%, 11/01/2018	9,060
	Protective Life Global Funding,
6,675	1.72%, 04/15/2019 (e)	6,614
67,630	(ICE LIBOR USD 3 Month + 0.42%), 2.14%, 03/29/2019 (e) (aa)	67,700

		176,190

	Insurance — 6.7%
4,941	Athene Global Funding, 2.88%, 10/23/2018 (e)	4,951
6,296	Berkshire Hathaway Finance Corp., (ICE LIBOR USD 3 Month + 0.69%), 2.28%, 03/15/2019 (aa)	6,339
	Jackson National Life Global Funding,
200	1.88%, 10/15/2018 (e)	199
34,298	(ICE LIBOR USD 3 Month + 0.25%), 1.92%, 12/27/2018 (e) (aa)	34,333
37,000	(ICE LIBOR USD 3 Month + 0.38%), 2.20%, 02/13/2019 (e) (aa)	37,079
17,200	2.30%, 04/16/2019 (e)	17,174
250	MassMutual Global Funding II, 5.25%, 07/31/2018 (e)	253
39,565	MetLife, Inc., 7.72%, 02/15/2019	41,468
	Metropolitan Life Global Funding I,
26,586	1.35%, 09/14/2018 (e)	26,423
4,400	1.75%, 12/19/2018 (e)	4,378
2,800	1.75%, 09/19/2019 (e)	2,763
1,800	(ICE LIBOR USD 3 Month + 0.22%), 1.83%, 09/19/2019 (e) (aa)	1,804
8,000	(ICE LIBOR USD 3 Month + 0.34%), 1.91%, 09/14/2018 (e) (aa)	8,011
11,623	(ICE LIBOR USD 3 Month + 0.40%), 1.95%, 06/12/2020 (e) (aa)	11,681
9,817	1.95%, 12/03/2018 (e)	9,781

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Insurance — continued
26,535	(ICE LIBOR USD 3 Month + 0.43%), 2.04%, 12/19/2018 (e) (aa)	26,605
45,551	2.30%, 04/10/2019 (e)	45,395
3,534	3.65%, 06/14/2018 (e)	3,549
	New York Life Global Funding,
97,750	(ICE LIBOR USD 3 Month + 0.12%), 1.83%, 04/12/2019 (e) (aa)	97,788
24,550	2.10%, 01/02/2019 (e)	24,508
810	2.15%, 06/18/2019 (e)	805
	Pricoa Global Funding I,
2,741	1.90%, 09/21/2018 (e)	2,733
16,897	2.20%, 05/16/2019 (e)	16,813
	Principal Life Global Funding II,
9,863	1.50%, 04/18/2019 (e)	9,751
96,500	(ICE LIBOR USD 3 Month + 0.30%), 2.20%, 02/22/2019 (e) (aa)	96,649
	Prudential Financial, Inc.,
9,897	2.30%, 08/15/2018	9,894
10,170	(ICE LIBOR USD 3 Month + 0.78%), 2.62%, 08/15/2018 (aa)	10,201
	Reliance Standard Life Global Funding II,
1,020	2.15%, 10/15/2018 (e)	1,019
18,520	2.50%, 04/24/2019 (e)	18,491

		570,838

	Thrifts & Mortgage Finance — 0.6%
	BPCE SA, (France),
32,398	2.50%, 12/10/2018	32,430
15,000	2.50%, 07/15/2019	14,929

		47,359

	Total Financials	3,351,785

	Health Care — 1.2%
	Biotechnology — 0.9%
45,481	AbbVie, Inc., 1.80%, 05/14/2018	45,438
	Amgen, Inc.,
9,646	(ICE LIBOR USD 3 Month + 0.32%), 2.13%, 05/10/2019 (aa)	9,662
2,594	6.15%, 06/01/2018	2,619
21,165	Gilead Sciences, Inc., (ICE LIBOR USD 3 Month + 0.22%), 1.85%, 03/20/2019 (aa)	21,185

		78,904

	Health Care Equipment & Supplies — 0.1%
3,077	Danaher Corp., 1.65%, 09/15/2018	3,065

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — 0.2%
	Cardinal Health, Inc.,
5,078	1.95%, 06/15/2018	5,074
5,100	1.95%, 06/14/2019	5,051
8,374	Medco Health Solutions, Inc., 7.13%, 03/15/2018	8,389

		18,514

	Total Health Care	100,483

	Industrials — 1.1%
	Aerospace & Defense — 0.1%
9,326	Lockheed Martin Corp., 1.85%, 11/23/2018	9,299
1,000	Northrop Grumman Corp., 1.75%, 06/01/2018	999
1,000	Rockwell Collins, Inc., 1.95%, 07/15/2019	990

		11,288

	Industrial Conglomerates — 0.1%
	Hutchison Whampoa International Ltd., (Hong Kong),
2,300	5.75%, 09/11/2019 (e)	2,398
450	7.63%, 04/09/2019 (e)	473
3,540	Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/2018	3,612

		6,483

	Machinery — 0.2%
	Stanley Black & Decker, Inc.,
8,323	1.62%, 11/17/2018	8,272
8,985	2.45%, 11/17/2018	8,961

		17,233

	Road & Rail — 0.0% (g)
2,559	Union Pacific Corp., 5.70%, 08/15/2018	2,595

	Trading Companies & Distributors — 0.7%
	Air Lease Corp.,
31,088	2.63%, 09/04/2018	31,104
23,920	3.38%, 01/15/2019	24,043

		55,147

	Total Industrials	92,746

	Information Technology — 1.1%
	Semiconductors & Semiconductor Equipment — 0.3%
27,906	TSMC Global Ltd., (Taiwan), 1.63%, 04/03/2018 (e)	27,878

	Technology Hardware, Storage & Peripherals — 0.8%
	Apple, Inc.,
63,279	1.80%, 11/13/2019	62,570

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
300	(ICE LIBOR USD 3 Month + 0.82%), 2.74%, 02/22/2019 (aa)	302

		62,872

	Total Information Technology	90,750

	Materials — 0.3%
	Chemicals — 0.3%
4,067	Chevron Phillips Chemical Co. LLC, 1.70%, 05/01/2018 (e)	4,064
11,854	Ecolab, Inc., 2.00%, 01/14/2019	11,797
14,030	LyondellBasell Industries NV, 5.00%, 04/15/2019	14,303

	Total Materials	30,164

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
524	HCP, Inc., 3.75%, 02/01/2019	527
4,710	Simon Property Group LP, 2.20%, 02/01/2019	4,696
5,843	VEREIT Operating Partnership LP, 3.00%, 02/06/2019	5,858

	Total Real Estate	11,081

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
29,883	2.30%, 03/11/2019	29,827
1,202	2.38%, 11/27/2018	1,202
12,661	(ICE LIBOR USD 3 Month + 0.91%), 2.87%, 11/27/2018 (aa)	12,728
1,223	5.80%, 02/15/2019	1,258
11,753	British Telecommunications plc, (United Kingdom), 2.35%, 02/14/2019	11,721
25,026	Orange SA, (France), 2.75%, 02/06/2019	25,047
24,669	Telefonica Emisiones SAU, (Spain), 3.19%, 04/27/2018	24,700

		106,483

	Wireless Telecommunication Services — 0.7%
54,197	Rogers Communications, Inc., (Canada), 6.80%, 08/15/2018	55,224

	Total Telecommunication Services	161,707

	Utilities — 2.7%
	Electric Utilities — 1.1%
3,440	Duke Energy Florida LLC, 5.65%, 06/15/2018	3,474
1,200	Entergy Gulf States Louisiana LLC, 6.00%, 05/01/2018	1,207
1,350	Entergy Louisiana LLC, 6.50%, 09/01/2018	1,376

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
52,850	Florida Power & Light Co., (ICE LIBOR USD 3 Month + 0.28%), 2.07%, 11/06/2020 (aa)	52,850
7,361	NextEra Energy Capital Holdings, Inc., 1.65%, 09/01/2018	7,321
5,076	Ohio Power Co., 6.05%, 05/01/2018	5,106
2,500	PacifiCorp, 5.50%, 01/15/2019	2,564
	Southern Co. (The),
2,800	1.55%, 07/01/2018	2,793
6,240	2.45%, 09/01/2018	6,239
3,245	Virginia Electric & Power Co., 5.00%, 06/30/2019	3,343
11,263	Wisconsin Electric Power Co., 1.70%, 06/15/2018	11,248
435	Wisconsin Public Service Corp., 1.65%, 12/04/2018	433

		97,954

	Gas Utilities — 0.1%
4,455	Southern California Gas Co., 1.55%, 06/15/2018	4,446

	Independent Power and Renewable Electricity Producers — 0.1%
8,179	Southern Power Co., Series 15A, 1.50%, 06/01/2018	8,165

	Multi-Utilities — 1.4%
	Dominion Energy, Inc.,
11,515	1.88%, 12/15/2018 (e)	11,468
44,230	(ICE LIBOR USD 3 Month + 0.55%), 2.03%, 06/01/2019 (e) (aa)	44,365
730	Series A, 1.88%, 01/15/2019	726
5,000	E.ON International Finance BV, (Germany), 5.80%, 04/30/2018 (e)	5,027
2,217	NiSource, Inc., 6.80%, 01/15/2019	2,293
	Sempra Energy,
15,745	(ICE LIBOR USD 3 Month + 0.25%), 1.96%, 07/15/2019 (aa)	15,746
15,193	6.15%, 06/15/2018	15,358
23,166	9.80%, 02/15/2019	24,691

		119,674

	Total Utilities	230,239

	Total Corporate Bonds (Cost $4,616,704)	4,603,666

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Foreign Government Securities — 1.4%
	Japan Bank for International Cooperation, (Japan),
12,287	1.75%, 07/31/2018	12,272
98,327	1.75%, 11/13/2018	97,935
1,950	Japan Finance Organization for Municipalities, (Japan), 2.13%, 03/06/2019 (e)	1,940
7,527	Province of Ontario Canada, (Canada), 2.00%, 01/30/2019	7,507

	Total Foreign Government Securities (Cost $120,054)	119,654

	Total Long-Term Investments (Cost $5,931,294)	5,915,950

Short-Term Investments — 30.9%
	Certificates of Deposit — 16.0%
35,210	Bank of Montreal, (Canada), 1.57%, 08/16/2018	35,112
	Bank of Nova Scotia (The),
1,400	1.93%, 12/06/2018	1,395
14,030	(ICE LIBOR USD 3 Month + 0.25%), 1.96%, 10/12/2018 (aa)	14,031
32,650	(ICE LIBOR USD 3 Month + 0.25%), 2.03%, 11/02/2018 (aa)	32,654
41,600	(ICE LIBOR USD 3 Month + 0.21%), 2.19%, 02/28/2019 (aa)	41,612
23,537	(ICE LIBOR USD 3 Month + 0.45%), 2.22%, 11/01/2018 (aa)	23,548
18,510	(ICE LIBOR USD 3 Month + 0.38%), 2.36%, 02/28/2019 (aa)	18,546
17,500	(ICE LIBOR USD 3 Month + 0.45%), 2.43%, 11/30/2018 (aa)	17,529
44,620	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), (ICE LIBOR USD 3 Month + 0.65%), 2.55%, 02/22/2019 (aa)	44,770
	Barclays Bank plc, (United Kingdom)
3,350	1.94%, 09/04/2018	3,344
27,500	2.00%, 12/05/2018	27,413
1,650	(ICE LIBOR USD 3 Month + 0.46%), 2.06%, 03/16/2018 (aa)	1,650
66,900	2.19%, 12/31/2018	66,762
1,950	Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 3 Month + 0.13%), 1.88%, 10/26/2018 (aa)	1,952
	China Construction Bank Corp., (China)
75,000	2.10%, 04/24/2018	75,020
52,600	2.10%, 04/25/2018	52,614
8,360	2.10%, 05/01/2018	8,362
90,200	Cooperatieve Rabobank UA, (Netherlands), 1.72%, 10/19/2018	89,888

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
	Credit Suisse AG,
3,700	1.67%, 07/31/2018	3,691
20,190	2.06%, 12/18/2018	20,126
1,620	2.22%, 01/16/2019	1,616
	Deutsche Bank AG,
8,800	2.00%, 07/10/2018	8,789
4,600	2.00%, 08/03/2018	4,591
8,300	2.47%, 08/22/2018	8,298
65,490	2.58%, 01/29/2019	65,350
31,600	Lloyds Bank plc, (United Kingdom), 1.74%, 10/17/2018	31,484
37,450	Mizuho Bank Ltd., (Japan), (ICE LIBOR USD 3 Month + 0.40%), 2.11%, 01/10/2019 (aa)	37,497
41,382	National Bank of Canada, (Canada), (ICE LIBOR USD 3 Month + 0.22%), 2.05%, 02/14/2019 (aa)	41,374
4,500	Natixis SA, (France), 1.82%, 11/08/2018	4,484
33,565	Nordea Bank AB, (Sweden), (ICE LIBOR USD 3 Month + 0.43%), 2.18%, 01/25/2019 (aa)	33,619
	Norinchukin Bank,
44,660	1.66%, 07/26/2018	44,575
3,700	1.70%, 06/29/2018	3,695
	Royal Bank of Canada,
40,000	1.55%, 07/13/2018	39,915
40,735	1.70%, 10/05/2018	40,599
24,700	1.95%, 12/06/2018	24,623
	Societe Generale SA,
4,550	1.70%, 10/11/2018	4,534
40,610	1.80%, 11/02/2018	40,478
	Standard Chartered Bank,
80,496	1.62%, 06/01/2018	80,409
28,550	1.83%, 10/26/2018	28,455
	Sumitomo Mitsui Trust Bank Ltd.,
60,200	(ICE LIBOR USD 3 Month + 0.39%), 1.91%, 12/07/2018 (aa)	60,227
25,170	(ICE LIBOR USD 3 Month + 0.37%), 2.10%, 01/17/2019 (aa)	25,181
13,500	(ICE LIBOR USD 3 Month + 0.38%), 2.12%, 01/22/2019 (aa)	13,507
	Svenska Handelsbanken AB,
38,069	(ICE LIBOR USD 3 Month + 0.21%), 1.90%, 01/03/2019 (aa)	38,075
35,180	(ICE LIBOR USD 3 Month + 0.40%), 2.21%, 02/12/2019 (aa)	35,250
1,460	Toronto-Dominion Bank (The), (Canada), 2.15%, 01/24/2019	1,457

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
4,800	Wells Fargo Bank NA, 1.55%, 07/10/2018	4,790
	Westpac Banking Corp.,
4,540	1.51%, 07/20/2018	4,530
3,400	1.69%, 10/10/2018	3,389
58,800	1.71%, 10/19/2018	58,598

	Total Certificates of Deposit (Cost $1,370,966)	1,369,408

	Commercial Paper — 8.8%
44,290	AXA Financial, Inc., 1.64%, 06/12/2018 (n)	44,013
250	Bank of Montreal, (Canada), 1.45%, 03/27/2018 (n)	250
38,800	BPCE SA, (France), 1.73%, 10/03/2018 (n)	38,270
20,000	Canadian Natural Resources Ltd., (Canada), 2.07%, 03/26/2018 (n)	19,970
	China Construction Bank Corp.,
7,250	2.11%, 04/20/2018 (n)	7,231
18,200	2.11%, 04/27/2018 (n)	18,143
70,450	Danske Corp., (Denmark), 1.67%, 09/05/2018 (n)	69,623
28,900	Federation des caisses Desjardins du Quebec (The), (Canada), 1.97%, 12/03/2018 (n)	28,385
75,100	First Abu Dhabi Bank PJSC, (United Arab Emirates), 1.78%, 07/20/2018 (n)	74,455
5,500	Florida Power & Light Co., 1.86%, 05/07/2018 (n)	5,479
10,800	Ford Motor Credit Co. LLC, 2.86%, 02/20/2019 (n)	10,500
43,100	HSBC Bank plc, (United Kingdom), + 0.00%), 2.04%, 02/13/2019 (aa) (n)	43,191
128,030	Industrial & Commercial Bank of China Ltd., (China), 2.11%, 04/16/2018 (n)	127,706
10,000	Macquarie Bank Ltd., (Australia), 1.61%, 07/18/2018 (n)	9,916
65,100	Schlumberger Holdings Corp., 2.07%, 06/01/2018 (n)	64,740
10,000	Telus Corp., (Canada), 0.00%, 05/25/2018 (n)	9,947
	UBS AG,
11,025	1.82%, 09/26/2018 (n)	10,879
59,650	(ICE LIBOR USD 3 Month + 0.23%), 2.05%, 11/08/2018 (aa) (n)	59,778
	Vodafone Group plc,
64,400	1.76%, 09/05/2018 (n)	63,580
5,000	1.81%, 09/25/2018 (n)	4,928
47,475	Walgreens Boots Alliance, Inc., 2.28%, 07/09/2018 (n)	47,079

	Total Commercial Paper (Cost $758,814)	758,063

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Repurchase Agreements — 4.5%
110,000	Citigroup Global Markets Holdings, Inc., 2.74%, dated 02/28/2018, due 01/18/2019, repurchase price $112,710, collateralized by Asset-Backed Securities, 0.00% - 4.85%, due 07/10/2030 - 08/20/2044 and Collateralized Mortgage Obligations, 4.84%, due 08/15/2034 with the value of $120,230.	110,000
45,000	Credit Suisse Securities USA LLC, 2.26%, dated 02/28/2018, due 04/27/2018, repurchase price $45,149, collateralized by Corporate Bonds, 4.50% - 9.88%, due 08/01/2021 - 11/15/2066, Corporate Notes, 7.70%, due 12/29/2049 with the value of 49,644.	45,000
59,000	Merrill Lynch PFS, Inc., 1.90%, dated 02/28/2018, due 04/17/2018, repurchase price $59,149, collateralized by Corporate Bonds, 5.95%, due 01/01/2099, Commercial Paper, 0.00%, due 03/27/2018, Municipal Debt Securities, 3.80% - 6.35%, due 07/01/2018 - 08/01/2042 and Sovereign Government Securities, 0.00% - 12.75%, due 06/01/2018 - 01/11/2048 with the value of $62,811.	59,000
168,400	Wells Fargo Securities LLC, 2.12%, dated 02/28/2018, due 05/14/2018, repurchase price $169,144, collateralized by Asset-Backed Securities, 0.00% - 8.42%, due 10/20/2018 - 06/15/2057, Corporate Bonds, 3.88% - 9.75%, due 05/02/2018 - 12/29/2049, Corporate Notes, 2.85% - 6.25%, due 05/26/2018 - 07/15/2041 and Municipal Debt Securities, 5.00% - 8.00%, due 08/01/2029 - 07/01/2041, with a value of $185,277.	168,400

	Total Repurchase Agreements (Cost $382,400)	382,400

	U.S. Treasury Obligation — 0.0% (g)
265	U.S. Treasury Bills, 1.53% 05/24/2018 (k) (n) (Cost $264)	264

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	13

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Investment Company — 1.6%
134,192	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.50% (b) (l) (Cost $134,202)	134,206

	Total Short-Term Investments (Cost $2,646,646)	2,644,341

	Total Investments — 100.1% (Cost $8,577,940)	8,560,291
	Liabilities in Excess of Other Assets — (0.1)%	(11,049)

	NET ASSETS — 100.0%	$8,549,242

Percentages indicated are based on net assets.

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Short Contracts
U.S. Treasury 2 Year Note	(590)	06/2018	USD	(125,357)	8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

USD	— United States Dollar

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 28, 2018.
(n)	— The rate shown is the effective yield as of February 28, 2018.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	15

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

(Amounts in thousands, except per share amounts)

	Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$8,043,685
Investments in affiliates, at value	134,206
Repurchase agreements, at value	382,400
Receivables:
Investment securities sold	3,263
Fund shares sold	31,799
Interest from non-affiliates	35,882
Dividends from affiliates	274
Variation margin on futures contracts	92

Total Assets	8,631,601

LIABILITIES:
Payables:
Due to custodian	3,367
Distributions	236
Investment securities purchased	29,310
Fund shares redeemed	47,828
Accrued liabilities:
Investment advisory fees	559
Administration fees	271
Service fees	671
Custodian and accounting fees	52
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Other	65

Total Liabilities	82,359

Net Assets	$8,549,242

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Managed Income Fund
NET ASSETS:
Paid-in-Capital	$8,564,928
Accumulated undistributed (distributions in excess of) net investment income	151
Accumulated net realized gains (losses)	1,804
Net unrealized appreciation (depreciation)	(17,641)

Total Net Assets	$8,549,242

Net Assets:
Class I	$1,160
Class L (formerly Institutional Class)	8,548,082

Total	$8,549,242

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	116
Class L (formerly Institutional Class)	855,049

Net Asset Value (a):
Class I — Offering and redemption price per share	$9.99
Class L (formerly Institutional Class) — Offering and redemption price per share	10.00

Cost of investments in non-affiliates	$8,061,338
Cost of investments in affiliates	134,202
Cost of repurchase agreements	382,400

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	17

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$143,653
Interest income from affiliates	3
Dividend income from affiliates	3,823

Total investment income	147,479

EXPENSES:
Investment advisory fees	13,429
Administration fees	7,292
Service fees:
Class I (a)	2
Class L (formerly Institutional Class)	8,952
Select Class (b)	— (c)
Custodian and accounting fees	281
Professional fees	178
Trustees’ and Chief Compliance Officer’s fees	41
Printing and mailing costs	43
Registration and filing fees	468
Transfer agency fees (See Note 2.F.)	67
Other	109

Total expenses	30,862

Less fees waived	(9,231)
Less earnings credits	— (c)

Net expenses	21,631

Net investment income (loss)	125,848

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	6,203
Investments in affiliates	(4)
Futures contracts	227

Net realized gain (loss)	6,426

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(22,349)
Investments in affiliates	(58)
Futures contracts	8

Change in net unrealized appreciation/depreciation	(22,399)

Net realized/unrealized gains (losses)	(15,973)

Change in net assets resulting from operations	$109,875

(a)	Commencement of offering of class of shares effective July 5, 2017.
(b)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class L Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.
(c)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Managed Income Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$125,848	$62,738
Net realized gain (loss)	6,426	3,793
Change in net unrealized appreciation/depreciation	(22,399)	8,780

Change in net assets resulting from operations	109,875	75,311

DISTRIBUTIONS TO SHAREHOLDERS:
Class I (a)
From net investment income	(11)	—
From net realized gains	(3)	—
Class L (formerly Institutional Class)
From net investment income	(125,853)	(62,727)
From net realized gains	(6,199)	(1,341)
Select Class (b)
From net investment income	(2)	(18)
From net realized gains	—	— (c)

Total distributions to shareholders	(132,068)	(64,086)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	441,884	2,221,473

NET ASSETS:
Change in net assets	419,691	2,232,698
Beginning of period	8,129,551	5,896,853

End of period	$8,549,242	$8,129,551

Accumulated undistributed (distributions in excess of) net investment income	$151	$5

CAPITAL TRANSACTIONS:
Class I (a)
Proceeds from shares issued	$5,266	$—
Distributions reinvested	10	—
Cost of shares redeemed	(4,109)	—

Change in net assets resulting from Class I capital transactions	$1,167	$—

Class L (formerly Institutional Class)
Proceeds from shares issued	$9,846,890	$8,568,457
Distributions reinvested	57,704	5,137
Cost of shares redeemed	(9,464,734)	(6,353,235)
Conversion from Select Class Shares	3,026	—

Change in net assets resulting from Class L capital transactions	$442,886	$2,220,359

Select Class (b)
Proceeds from shares issued	$1,321	$3,423
Distributions reinvested	2	13
Cost of shares redeemed	(466)	(2,322)
Conversion to Class L Shares	(3,026)	—

Change in net assets resulting from Select Class capital transactions	$(2,169)	$1,114

Total change in net assets resulting from capital transactions	$441,884	$2,221,473

(a)	Commencement of offering of class of shares effective July 5, 2017.
(b)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class L Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.
(c)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	19

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Managed Income Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class I (a)
Issued	526	—
Reinvested	1	—
Redeemed	(411)	—

Change in Class I Shares	116	—

Class L (formerly Institutional Class)
Issued	982,711	855,263
Reinvested	5,764	513
Redeemed	(944,655)	(634,147)
Conversion from Select Class Shares	302	—

Change in Class L Shares	44,122	221,629

Select Class (b)
Issued	132	342
Reinvested	— (c)	1
Redeemed	(46)	(232)
Conversion to Class L Shares	(302)	—

Change in Select Class Shares	(216)	111

(a)	Commencement of offering of class of shares effective July 5, 2017.
(b)	All remaining Select Class Shares converted into Institutional Class Shares and the Institutional Class Shares were then renamed to Class L Shares on April 3, 2017. Additionally, on April 3, 2017, Select Class Shares were no longer offered.
(c)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Managed Income Fund
Class I
July 5, 2017 (e) through February 28, 2018	$10.02	$0.09	(f)	$(0.02)	$0.07	$(0.09)	$(0.01)	$(0.10)

Class L (formerly Institutional Class)
Year Ended February 28, 2018	10.02	0.14	(f)	(0.01)	0.13	(0.14)	(0.01)	(0.15)
Year Ended February 28, 2017	10.00	0.10	(f)	0.02	0.12	(0.10)	— (g)	(0.10)
Year Ended February 29, 2016	10.01	0.05	(f)	(0.01)	0.04	(0.05)	— (g)	(0.05)
Year Ended February 28, 2015	10.02	0.03		— (g)	0.03	(0.03)	(0.01)	(0.04)
Year Ended February 28, 2014	10.02	0.04		0.01	0.05	(0.04)	(0.01)	(0.05)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.99	0.64%	$1,160	0.39%	1.37%	0.50%	103%

10.00	1.28	8,548,082	0.24	1.41	0.34	103
10.02	1.18	8,127,381	0.24	0.97	0.35	114
10.00	0.40	5,895,800	0.24	0.49	0.35	106
10.01	0.30	5,848,386	0.25	0.31	0.35	112
10.02	0.43	3,355,666	0.25	0.36	0.35	143

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered*	Diversified/Non-Diversified
Managed Income Fund	Class I** and Class L	Diversified
The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.

*	On April 3, 2017, the Fund’s Select Class Shares were converted into Institutional Class Shares, and the Institutional Class Shares were then renamed Class L Shares. Additionally, on April 3, 2017 the Select Class Shares were no longer offered.
**	Commenced operations on July 5, 2017.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain short term investments may be valued using the amortized cost method, provided that it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$662,566	$—	$662,566
Certificates of Deposit	—	530,064	—	530,064
Corporate Bonds
Consumer Discretionary	—	196,773	—	196,773
Consumer Staples	—	218,573	—	218,573
Energy	—	119,365	—	119,365
Financials	—	3,351,785	—	3,351,785
Health Care	—	100,483	—	100,483
Industrials	—	92,746	—	92,746
Information Technology	—	90,750	—	90,750
Materials	—	30,164	—	30,164
Real Estate	—	11,081	—	11,081
Telecommunication Services	—	161,707	—	161,707
Utilities	—	230,239	—	230,239

Total Corporate Bonds	—	4,603,666	—	4,603,666

Foreign Government Securities	—	119,654	—	119,654
Short-Term Investments
Certificates of Deposit	—	1,369,408	—	1,369,408
Commercial Paper	—	758,063	—	758,063
Investment Company	134,206	—	—	134,206
Repurchase Agreements	—	382,400	—	382,400
U.S. Treasury Obligations	—	264	—	264

Total Short-Term Investments	134,206	2,510,135		2,644,341

Total Investments in Securities	$134,206	$8,426,085	$—	$8,560,291

Appreciation in Other Financial Instruments
Futures Contracts	$8	$—	$—	$8

There were no transfers between levels 1 and 2 during the year ended February 28, 2018.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Fund. As of February 28, 2018, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2018 (amounts in thousands):

Futures Contracts:
Average Notional Balance Short	$125,357	(a)
Ending Notional Balance Short	125,357

(a)	For the period February 1, 2018 through February 28, 2018.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Repurchase Agreements — The Fund may enter into repurchase agreement transactions that meet the credit guidelines of the Adviser. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Fund’s repurchase agreements are not subject to master netting arrangements.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Fund for the year ended February 28, 2018 are as follows (amounts in thousands):

	Class I		Class L	Select Class		Total
Transfer agency fees	$—	(a)	$67	$—	(a)	$67

(a)	Amount rounds to less than 500.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$164	$(164)

The reclassifications for the Fund relate primarily to investments in contingent payment debt instruments.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.15% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2018, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class I	Class L
0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amount paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class I	Class L
0.40%	0.25%

The expense limitation agreement was in effect for the year ended February 28, 2018 and is in place until at least October 31, 2018. In addition, the Fund’s service providers voluntarily waived fees for the year ended February 28, 2018. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2018, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$5,062	$3,376	$40	$8,478

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of these waivers resulting from investments in these money market funds for the year ended February 28, 2018 was approximately $753,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2018, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2018, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan Managed Income Fund	$6,703,201	$5,276,750	$292,617	$556,789

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$8,578,057	$3,819	$21,577	$(17,758)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in contingent payment debt instruments.

The tax character of distributions paid during the year ended February 28, 2018 was as follows (amounts in thousands):

Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$131,941	$127	$132,068

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$64,086	$—	$64,086

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Unrealized Appreciation (Depreciation)
$1,619	$736	$(17,758)

The cumulative timing differences primarily consist of distribution payable.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2018.

The Trust, along with certain other trusts (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Fund did not utilize the Credit Facility during the year ended February 28, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2018, the Fund had one affiliated omnibus account that owned approximately 87.8% of the Fund’s outstanding shares.

Significant shareholder transactions by this shareholder may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Fund may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Fund’s financial statements as of February 28, 2018. The adoption had no effect on the Fund’s net assets or results of operations.

9. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Managed Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Managed Income Fund (one of the funds constituting JPMorgan Trust I, hereafter referred to as the “Fund”) as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	31

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Fund’s independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Fund’s financial statements and do not provide other services to the Fund. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	33

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Managed Income Fund
Class I
Actual	$1,000.00	$1,004.50	$1.94	0.39%
Hypothetical	1,000.00	1,022.86	1.96	0.39
Class L (formerly Institutional Class)
Actual	1,000.00	1,005.20	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Long Term Capital Gain

The Fund distributed approximately $127,000, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2018.

Treasury Income

The Fund had 1.83%, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2018.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	35

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	AN-INC3-218

Annual Report

J.P. Morgan Tax Aware Funds

February 28, 2018

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at 0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	1

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

Returns for U.S. municipal bonds were modestly positive. Interest rates rose during the second half of the reporting period and bond yields, which move in the opposite direction of prices, rose most among bonds with shorter maturities. In early February 2018, a sharp sell-off pushed down prices for both fixed income and equity securities. Generally, investors blamed the sell-off on a surge in U.S. Treasury bond yields, uncertainty about U.S. Federal Reserve policy and historically high equity valuations.

By the end of the reporting period, U.S. stock prices had rebounded somewhat, while yields on corporate bonds and U.S. Treasury bonds remained at elevated levels. Overall, bond prices were weighed down by expectations of accelerating inflation rising and interest rates as the U.S. economic expansion neared its ninth year. For the twelve months ended February 28, 2018, the Bloomberg Barclays Municipal Bond Index returned 2.50%.

2	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	2.36%
Bloomberg Barclays Municipal Bond Index	2.50%

Net Assets as of 2/28/2018 (In Thousands)	$105,020
Duration as of 2/28/2018	5.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares underperformed the Bloomberg Barclays Municipal Bond Index (the “Benchmark”).

In the municipal bond sector, the Fund’s overweight allocation to the shorter end of the yield curve was a leading detractor from performance relative to the Benchmark, as interest rate rose most on bonds with shorter maturities. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s underweight position in the leasing and local general obligation bond sectors also detracted from relative performance. The Fund’s overweight allocation to bonds rated single-A and lower was a leading contributor to relative performance.

In taxable leveraged loans, the Fund’s allocation to taxable high yield loans was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s assets were invested among various sectors, including both high-grade debt securities and leveraged loans. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors.

The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable leveraged loans.

PORTFOLIO COMPOSITION***
Municipal Bonds	88.1%
Loan Assignments	6.3
Others (each less than 1.0%)	0.0	(a)
Short-Term Investment	5.6

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.05%

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018
		1 YEAR			5 YEAR			10 YEAR
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	September 17, 2007
With Sales Charge*		(1.57)%	(1.73)%	(0.04)%	1.29%	1.01%	1.31%	4.10%	3.77%	3.61%
Without Sales Charge		2.25	2.09	2.25	2.06	1.79	1.92	4.50	4.16	3.93
CLASS C SHARES	September 17, 2007
With CDSC**		0.74	0.62	1.18	1.57	1.35	1.47	3.97	3.69	3.46
Without CDSC		1.74	1.62	1.78	1.57	1.35	1.47	3.97	3.69	3.46
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 17, 2007	2.36	2.19	2.35	2.18	1.89	2.02	4.60	4.25	4.03

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Tax Aware High Income Fund, the Bloomberg Barclays U.S. Municipal Index, the Bloomberg Barclays High Yield Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from February 29, 2008 to February 28, 2018. The performance of the Lipper General & Insured Municipal Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index and the Bloomberg Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	1.24%
Bloomberg Barclays U.S. 1–15 Year Blend (1–17) Municipal Bond Index	1.76%

Net Assets as of 2/28/2018 (In Thousands)	$213,885
Duration as of 2/28/2018	2.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempted to provide a positive total return in diverse market environments and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return is compared to the Bloomberg Barclays U.S. 1–15 Year Blend (1–17) Municipal Bond Index (the “Index”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the twelve months ended February 28, 2018, the Fund’s Class I Shares underperformed the Index. The Fund’s short positions in both investment grade U.S. corporate debt and emerging markets debt were leading detractors from both absolute performance and performance relative to the Index.

The Fund’s allocation to municipal bonds was a leading contributor to absolute and relative performance. The Fund’s allocation to non-agency mortgage-backed securities also helped absolute and relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that credit default swaps were attractively valued, they used these instruments to initiate long and short exposures in different sectors of the fixed income market.

PORTFOLIO COMPOSITION***
Municipal Bonds	92.1%
Asset-Backed Securities	2.4
Corporate Bonds	2.0
Collateralized Mortgage Obligations	1.8
Closed End Funds	1.1
Others (each less than 1.0%)	0.5
Short-Term Investments	0.1

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018
		1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	March 1, 2011
With Sales Charge*		(2.86)%	(3.05)%	(1.19)%	(0.02)%	(0.25)%	0.04%	0.77%	0.54%	0.65%
Without Sales Charge		0.97	0.77	1.10	0.74	0.51	0.63	1.33	1.10	1.08
CLASS C SHARES	March 1, 2011
With CDSC**		(0.51)	(0.65)	0.08	0.14	(0.03)	0.13	0.70	0.52	0.54
Without CDSC		0.48	0.34	0.67	0.14	(0.03)	0.13	0.70	0.52	0.54
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 1, 2011	1.24	1.01	1.33	0.88	0.63	0.75	1.45	1.20	1.19

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 2/28/2018)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index from March 1, 2011 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17 Year) Municipal Bond Index and the iMoneyNet Tax-Free National Average does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax-Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
3	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023 (e) (Cost $3)	3

Municipal Bonds — 87.2% (t)
	Alabama — 0.6%
	Utility — 0.6%
500	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.00%, 09/01/2031	585

	Alaska — 0.4%
	Housing — 0.1%
50	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 4.00%, 06/01/2040	50

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.50%, 10/01/2041	353

	Total Alaska	403

	Arizona — 0.5%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.00%, 07/01/2018	304

	Utility — 0.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.25%, 07/01/2029	247

	Total Arizona	551

	California — 4.1%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/2030	130

	General Obligation — 0.5%
160	Pomona Unified School District, Series C, GO, 6.00%, 08/01/2029 (p)	211
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/2028	67
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.50%, 09/01/2034	225

		503

	Hospital — 1.4%
500	California Health Facilities Financing Authority, Children’s Hospital, Series A, Rev., 5.00%, 08/15/2047	557

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
200	California Municipal Finance Authority, Eisenhower Medical Center, Series B, Rev., 5.00%, 07/01/2047	223
200	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2029	225
375	Palomar Health, Rev., 5.00%, 11/01/2026	422

		1,427

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., AMT, 3.13%, 11/03/2025 (z)	256

	Transportation — 1.4%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/2024 (p)	540
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.00%, 08/01/2035	872

		1,412

	Utility — 0.5%
250	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.00%, 07/01/2043	281
250	Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.25%, 07/01/2039	269

		550

	Total California	4,278

	Colorado — 1.9%
	Hospital — 1.1%
1,000	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Series A, Rev., 5.25%, 05/15/2028	1,140

	Housing — 0.7%
650	Colorado Housing and Finance Authority, Series C, Rev., GNMA/COLL, 4.00%, 05/01/2048	690

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.13%, 11/15/2023	125

	Total Colorado	1,955

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Connecticut — 1.3%
	Education — 1.1%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.00%, 11/15/2019	971
200	Series A, Rev., 5.25%, 11/15/2024	216

		1,187

	Housing — 0.2%
160	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.00%, 11/15/2045	168

	Total Connecticut	1,355

	Delaware — 0.3%
	Housing — 0.3%
	Delaware State Housing Authority, Senior Single Family Mortgage,
265	Series A-1, Rev., AMT, 4.90%, 07/01/2029	276
25	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.63%, 01/01/2023	25

	Total Delaware	301

	District of Columbia — 1.8%
	Transportation — 1.8%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.00%, 10/01/2022	110
1,500	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2036	1,736

	Total District of Columbia	1,846

	Florida — 8.7%
	Certificate of Participation/Lease — 1.7%
750	Broward County School Board, Series A, COP, 5.00%, 07/01/2024	865
750	South Florida Water Management District, COP, 5.00%, 10/01/2032	858

		1,723

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.00%, 09/01/2025	550

	Hospital — 1.8%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, Rev., 5.00%, 12/01/2026	1,121
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.00%, 07/01/2018	202

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.00%, 11/15/2029	596

		1,919

	Housing — 0.1%
35	Florida Housing Finance Corp., Homeowner Mortgage, Series 1, Rev., AMT, 5.00%, 07/01/2041	36
100	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	101

		137

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.00%, 04/01/2024	551
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., 2.10%, 04/11/2019 (z)	501

		1,052

	Prerefunded — 0.6%
70	City of Charlotte, Rev., AGM, 5.25%, 10/01/2021 (p)	78
475	JEA Electric System, Series B, Rev., 5.00%, 10/01/2021 (p)	527

		605

	Transportation — 2.0%
100	County of Broward, Port Facilities, Series A, Rev., 5.00%, 09/01/2021	104
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.00%, 07/01/2021	163
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.00%, 07/01/2037	686
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.00%, 07/01/2027	1,110

		2,063

	Utility — 1.0%
130	City of Charlotte, Rev., AGM, 5.25%, 10/01/2024	145
200	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.00%, 10/01/2030	231
25	JEA Electric System, Series B, Rev., 5.00%, 10/01/2034	27

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.00%, 10/01/2029	656

		1,059

	Total Florida	9,108

	Georgia — 1.6%
	Hospital — 0.5%
430	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.00%, 02/15/2026	495

	Housing — 0.3%
	Georgia Housing & Finance Authority, Single Family Mortgage,
40	Series B, Rev., 4.00%, 12/01/2029	41
305	Subseries A-1, Rev., 4.00%, 06/01/2044	317

		358

	Other Revenue — 0.3%
240	Downtown Smyrna Development Authority, Rev., 5.25%, 02/01/2028	280

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.00%, 01/01/2042	543

	Total Georgia	1,676

	Guam — 1.1%
	Water & Sewer — 1.1%
	Guam Government Waterworks Authority, Water & Wastewater System,
200	Rev., 5.00%, 07/01/2019	207
275	Rev., 5.00%, 07/01/2024	306
525	Rev., 5.00%, 07/01/2025	588

	Total Guam	1,101

	Idaho — 0.4%
	Housing — 0.4%
415	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I Shares, Rev., AMT, 4.00%, 07/01/2034	434

	Illinois — 4.4%
	General Obligation — 0.8%
125	Des Plaines Valley Public Library District, GO, 5.50%, 01/01/2030	132
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.25%, 12/01/2027	58
625	State of Illinois, Series A, GO, 5.00%, 06/01/2019	639

		829

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.8%
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.00%, 11/15/2028	844

	Housing — 0.6%
	Illinois Housing Development Authority, Homeowner Mortgage,
380	Series C, Rev., 3.50%, 08/01/2046	394
260	Subseries A-2, Rev., AMT, 4.00%, 02/01/2035	268

		662

	Other Revenue — 1.4%
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.13%, 06/01/2019	187
130	Rev., 5.25%, 06/01/2021	143
1,000	Series 2017, Rev., 5.00%, 06/01/2027	1,140

		1,470

	Prerefunded — 0.1%
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.25%, 01/01/2021 (p)	164

	Transportation — 0.5%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.25%, 01/01/2025	213
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.00%, 07/01/2024	298

		511

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., AMBAC, BHAC-CR, 5.75%, 11/01/2030	179

	Total Illinois	4,659

	Indiana — 4.3%
	Hospital — 1.2%
330	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.00%, 11/15/2034	374
840	St. Joseph County Hospital Authority, Beacon Health System Obligation Group, Rev., 5.00%, 08/15/2036	925

		1,299

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Mortgage,
30	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	30

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
55	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2027	57

		87

	Industrial Development Revenue/Pollution Control Revenue — 1.6%
1,500	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.00%, 04/01/2027	1,739

	Other Revenue — 1.1%
1,000	Indiana Finance Authority, Educational Facilities, Valparaiso University, Rev., 5.00%, 10/01/2038	1,122

	Water & Sewer — 0.3%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.25%, 10/01/2031	276

	Total Indiana	4,523

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
5	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	5

	Kentucky — 0.0% (g)
	Housing — 0.0% (g)
5	Kentucky Housing Corp., Series A, Rev., 5.00%, 01/01/2027	5

	Louisiana — 1.9%
	Housing — 0.1%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
15	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.90%, 04/01/2019	15
40	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/01/2029	41
5	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/01/2039	5

		61

	Other Revenue — 1.0%
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Series A, Rev., 5.00%, 10/01/2044	552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
500	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	548

		1,100

	Transportation — 0.4%
250	New Orleans Aviation Board, General Airport, North Terminal Project, Series B, Rev., AMT, 5.00%, 01/01/2048	274
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.50%, 01/01/2019	129

		403

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.00%, 06/01/2021	438

	Total Louisiana	2,002

	Maine — 1.1%
	Education — 0.3%
275	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2025	309

	Housing — 0.8%
	Maine State Housing Authority,
305	Series A, Rev., 4.00%, 11/15/2045	321
290	Series A-1, Rev., AMT, 4.50%, 11/15/2028	299
205	Series B, Rev., 4.00%, 11/15/2043	212

		832

	Prerefunded — 0.0% (g)
25	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2023 (p)	29

	Total Maine	1,170

	Maryland — 1.0%
	Housing — 0.5%
485	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.00%, 07/01/2048	515

	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.00%, 07/01/2021	439

	Transportation — 0.1%
95	Maryland Economic Development Corp., Series A, Rev., 5.13%, 06/01/2020 (p)	100

	Total Maryland	1,054

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — 6.7%
	Education — 1.8%
	Massachusetts Educational Financing Authority, Education Loan,
300	Rev., AMT, 5.00%, 07/01/2023	333
500	Series J, Rev., AMT, 5.00%, 07/01/2018	505
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.25%, 07/01/2033	680
350	Massachusetts State College Building Authority, Series B, Rev., XLCA, 5.50%, 05/01/2028	423

		1,941

	Hospital — 0.5%
500	Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group, Series 2017L, Rev., 5.00%, 07/01/2044	550

	Housing — 0.8%
	Massachusetts Housing Finance Agency, Single Family Housing,
160	Series 160, Rev., AMT, 3.75%, 06/01/2034	163
615	Series 169, Rev., 4.00%, 12/01/2044	636

		799

	Other Revenue — 0.6%
545	Massachusetts Development Finance Agency, Harvard, Series A, Rev., 5.00%, 07/15/2036	684

	Transportation — 1.7%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.50%, 07/01/2028	372
	Massachusetts Port Authority,
500	Series A, Rev., 5.00%, 07/01/2044	563
770	Series A, Rev., AMT, 5.00%, 07/01/2037	826

		1,761

	Water & Sewer — 1.3%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.25%, 08/01/2029	627
100	Series B, Rev., AGM, 5.25%, 08/01/2032	128
500	Series D, Rev., 5.00%, 08/01/2044	565

		1,320

	Total Massachusetts	7,055

	Michigan — 1.6%
	Education — 1.1%
500	Eastern Michigan University, Series A, Rev., 5.00%, 03/01/2036	575

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.00%, 11/01/2022	550

		1,125

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
125	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.00%, 12/01/2020	130

	Transportation — 0.4%
400	Wayne County Airport Authority, Detroit Metropolitan Airport, Series B, Rev., AMT, 5.00%, 12/01/2021	440

	Total Michigan	1,695

	Minnesota — 1.1%
	Housing — 1.1%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
11	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	11
120	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	122
40	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 07/01/2028	40
	Minnesota Housing Finance Agency, Residential Housing Finance,
345	Series A, Rev., 4.00%, 07/01/2038	359
280	Series B, Rev., 4.00%, 01/01/2038	292
325	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 01/01/2045	339
15	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	16

	Total Minnesota	1,179

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.25%, 01/01/2030	190
100	Series A, Rev., 5.25%, 01/01/2034	118

	Total Mississippi	308

	Missouri — 1.5%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.25%, 03/01/2031	274

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.8%
520	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	541
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
130	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2041	135
80	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 05/01/2028	82
75	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/01/2030	77

		835

	Transportation — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.25%, 07/01/2025	468

	Total Missouri	1,577

	Montana — 0.3%
	Housing — 0.2%
190	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.00%, 12/01/2038	196

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.00%, 07/01/2020	106

	Total Montana	302

	Nebraska — 1.0%
	General Obligation — 0.6%
	Omaha City Convention Center/Arena Project,
295	GO, 5.25%, 04/01/2025	349
285	GO, 5.25%, 04/01/2027	345

		694

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.00%, 09/01/2027	390

	Total Nebraska	1,084

	Nevada — 1.0%
	Hospital — 1.0%
1,000	City of Carson, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 09/01/2047	1,085

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Hampshire — 0.4%
	Education — 0.3%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.50%, 06/01/2026	242
100	Rev., NATL-RE, 5.50%, 06/01/2027	122

		364

	Housing — 0.1%
55	New Hampshire Housing Finance Authority, Single Family Mortgage, Series A, Rev., 5.25%, 07/01/2028	57
15	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series B, Rev., 5.00%, 07/01/2027	15

		72

	Total New Hampshire	436

	New Jersey — 2.5%
	Education — 1.0%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.00%, 07/01/2018	253
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.00%, 12/01/2019	525
250	Series 1A, Rev., AMT, 5.00%, 12/01/2024	279

		1,057

	Other Revenue — 1.1%
	New Brunswick Parking Authority, City Guaranteed Parking,
385	Rev., 5.00%, 09/01/2027	441
590	Rev., 5.00%, 09/01/2028	675

		1,116

	Transportation — 0.4%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.25%, 07/01/2024	430

	Total New Jersey	2,603

	New Mexico — 0.9%
	Housing — 0.5%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
50	Series A, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.00%, 09/01/2030	52
75	Series B, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.00%, 03/01/2028	79
335	Series B-1, Rev., GNMA/FNMA/FHLMC, 3.75%, 09/01/2048	352

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
5	Series B-2, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.65%, 09/01/2039	5

		488

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.25%, 10/01/2026	420

	Total New Mexico	908

	New York — 7.6%
	Education — 0.2%
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.00%, 05/01/2018	251

	Housing — 1.4%
	New York Mortgage Agency, Homeowner Mortgage,
335	Series 191, Rev., AMT, 3.50%, 10/01/2034	344
580	Series 195, Rev., 4.00%, 10/01/2046	617
460	Series 197, Rev., 3.50%, 10/01/2044	479

		1,440

	Other Revenue — 2.4%
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.25%, 06/15/2044	277
440	Series EE, Rev., 5.38%, 06/15/2043	479
525	New York Liberty Development Corp., Goldman Sachs Headquarters, Rev., 5.25%, 10/01/2035	645
390	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing, Series B, Rev., 5.50%, 10/15/2030 (p)	504
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.00%, 05/15/2021	352
200	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2021	211

		2,468

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.00%, 03/15/2043	558

	Transportation — 1.6%
1,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.00%, 11/15/2047	1,133

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.00%, 10/15/2030	579

		1,712

	Water & Sewer — 1.5%
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series DD, Rev., 5.00%, 06/15/2034	563
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	576
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.50%, 04/15/2035 (p)	404

		1,543

	Total New York	7,972

	North Dakota — 0.4%
	Housing — 0.2%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
95	Series A, Rev., 3.75%, 07/01/2042	97
140	Series A, Rev., 4.00%, 07/01/2034	145

		242

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.88%, 07/01/2026	219

	Total North Dakota	461

	Ohio — 3.3%
	Education — 0.4%
365	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.00%, 06/01/2043	405

	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.25%, 12/01/2025	221
45	Greene County, Series A, GO, AMBAC, 5.25%, 12/01/2028	54

		275

	Hospital — 1.6%
380	City of Centerville, Graceworks Lutheran Services, Rev., 5.00%, 11/01/2027	405

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
1,000	County of Butler, Hospital Facilities, UC Health, Series 2017, Rev., 5.00%, 11/15/2032	1,130
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.00%, 07/01/2020	100

		1,635

	Housing — 0.1%
	Ohio Housing Finance Agency, Single Family Mortgage,
65	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	67
50	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2028	51

		118

	Prerefunded — 0.4%
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.00%, 11/15/2020 (p)	429

	Utility — 0.5%
500	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series A, Rev., 5.00%, 02/15/2032	563

	Total Ohio	3,425

	Oklahoma — 1.3%
	Transportation — 0.8%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.00%, 06/01/2024	337
420	Series A, Rev., AMT, 5.00%, 06/01/2025	469

		806

	Water & Sewer — 0.5%
	Oklahoma City Water Utilities Trust, Water & Sewer System,
285	Rev., 5.00%, 07/01/2030	330
220	Rev., 5.38%, 07/01/2040	243

		573

	Total Oklahoma	1,379

	Oregon — 1.1%
	Education — 0.5%
500	University of Oregon, Series A, Rev., 5.00%, 04/01/2045	555

	General Obligation — 0.2%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.25%, 06/01/2025	198

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.50%, 06/15/2030	25

		223

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.00%, 07/01/2020	204
35	Series B, Rev., AMT, 5.00%, 07/01/2030	37

		241

	Prerefunded — 0.1%
105	State of Oregon, University Systems Projects, Series G, GO, 5.25%, 08/02/2021 (p)	117

	Total Oregon	1,136

	Pennsylvania — 1.2%
	Education — 0.2%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.00%, 03/01/2020	169

	Hospital — 0.3%
320	Berks County Industrial Development Authority, Tower Health Project, Rev., 5.00%, 11/01/2047	351

	Housing — 0.3%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
75	Series 112, Rev., 5.00%, 04/01/2028	78
265	Series 122, Rev., 4.00%, 10/01/2046	279

		357

	Transportation — 0.4%
350	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.00%, 01/01/2026	380

	Total Pennsylvania	1,257

	Rhode Island — 0.9%
	Education — 0.6%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.00%, 12/01/2023	543
100	Rhode Island Student Loan Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2024	109

		652

	Transportation — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.00%, 07/01/2022	277

	Total Rhode Island	929

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Carolina — 1.4%
	Education — 0.5%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.00%, 12/01/2024	570

	Housing — 0.1%
100	South Carolina State Housing Finance & Development Authority, Series A, Rev., 4.00%, 01/01/2047	106

	Transportation — 0.8%
750	South Carolina State Ports Authority, Rev., AMT, 5.00%, 07/01/2031	839

	Total South Carolina	1,515

	South Dakota — 0.6%
	Education — 0.5%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.00%, 11/01/2045	548

	Housing — 0.1%
90	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.50%, 05/01/2031	93

	Total South Dakota	641

	Tennessee — 1.1%
	Housing — 0.2%
	Tennessee Housing Development Agency, Homeownership Program,
135	Series 1A, Rev., AMT, 4.50%, 01/01/2038	140
70	Series A, Rev., AMT, 4.50%, 07/01/2031	72

		212

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.00%, 11/01/2019	127

	Utility — 0.8%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.25%, 09/01/2021	407
375	Series A, Rev., 5.25%, 09/01/2023	423

		830

	Total Tennessee	1,169

	Texas — 7.4%
	Education — 0.8%
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.25%, 12/01/2039	190

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	University of Texas System,
140	Series B, Rev., 5.25%, 07/01/2028	173
395	Series B, Rev., 5.25%, 07/01/2030	494

		857

	General Obligation — 0.5%
250	Dallas County Utility and Reclamation District, GO, 5.00%, 02/15/2023	281
200	North East Independent School District, GO, PSF-GTD, 5.25%, 02/01/2027	241

		522

	Hospital — 0.3%
250	Irving Hospital Authority, Baylor Scott and White Medical Center, Rev., 5.00%, 10/15/2044	267

	Housing — 0.1%
55	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2029	57

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
100	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 4.70%, 05/01/2018	100
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.50%, 08/01/2020	502

		602

	Other Revenue — 1.0%
1,000	Central Texas Regional Mobility Authority, Rev., 5.00%, 01/01/2046	1,093

	Prerefunded — 1.2%
1,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 5.00%, 12/01/2019 (p)	1,058
80	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.25%, 08/15/2019 (p)	85
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.00%, 02/15/2020 (p)	108

		1,251

	Transportation — 1.1%
	Dallas Area Rapid Transit, Senior Lien,
130	Rev., AMBAC, 5.25%, 12/01/2029	162
700	Series A, Rev., 5.00%, 12/01/2032	805

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.00%, 08/15/2025	225

		1,192

	Water & Sewer — 1.8%
1,250	City of Austin, Water & Wastewater System, Rev., 5.00%, 11/15/2037	1,432
425	City of Dallas, Waterworks & Sewer System, Rev., 5.00%, 10/01/2042	469
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/2027 (p)	23

		1,924

	Total Texas	7,765

	Utah — 1.1%
	Other Revenue — 0.6%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.25%, 06/15/2025	47
450	Series C, Rev., AGM, 5.25%, 06/15/2032	558

		605

	Water & Sewer — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.00%, 10/01/2042	545

	Total Utah	1,150

	Vermont — 2.1%
	Education — 0.8%
750	Vermont Student Assistance Corp., Education Loan, Series A, Rev., AMT, 5.00%, 06/15/2024	831

	Housing — 1.3%
	Vermont Housing Finance Agency, Multiple Purpose,
350	Series A, Rev., AMT, 4.00%, 11/01/2047	368
315	Series B, Rev., 4.00%, 11/01/2044	328
515	Series B, Rev., AMT, 3.75%, 11/01/2045	534
125	Series B, Rev., AMT, 4.13%, 11/01/2042	127

		1,357

	Total Vermont	2,188

	Virginia — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., 1.88%, 05/16/2019 (z)	250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.1%
70	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.00%, 11/01/2021 (p)	78

	Total Virginia	328

	Washington — 2.0%
	Hospital — 1.5%
1,000	Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,127
375	Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2026	425

		1,552

	Housing — 0.5%
70	Washington State Housing Finance Commission, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 04/01/2029	72
445	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.50%, 06/01/2044	455

		527

	Total Washington	2,079

	West Virginia — 0.5%
	Hospital — 0.5%
500	Monongalia County Building Commission, Rev., 5.00%, 07/01/2023	559

	Wisconsin — 1.8%
	Education — 0.5%
500	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.00%, 07/01/2025	557

	Housing — 1.0%
990	Wisconsin Housing & Economic Development Authority, Home Ownership, Series C, Rev., 4.00%, 03/01/2048	1,052

	Prerefunded — 0.3%
35	State of Wisconsin, Annual Appropriation, Series A, Rev., 5.75%, 05/01/2019 (p)	37
240	Wisconsin State Department of Transportation, Series 1, Rev., 5.00%, 07/01/2023 (p)	275

		312

	Total Wisconsin	1,921

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Wyoming — 0.4%
	Hospital — 0.4%
375	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.00%, 05/01/2018	377

	Housing — 0.0% (g)
20	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.00%, 06/01/2032	20

	Total Wyoming	397

	Total Municipal Bonds (Cost $90,130)	91,514

SHARES
Common Stocks — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
35	Sabine Oil & Gas Holdings, Inc. (a)	2
33	Southcross Holdco Equity (a) (bb)	12

	Total Common Stocks (Cost $12)	14

PRINCIPAL AMOUNT($)
Loan Assignments — 6.3% (cc)
	Consumer Discretionary — 1.4%
	Diversified Consumer Services — 0.2%
238	Spin Holdco, Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 5.49%, 11/14/2022 (aa)	239

	Hotels, Restaurants & Leisure — 0.0% (g)
42	IRB Holding Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 4.83%, 02/05/2025 (aa)	43

	Media — 1.0%
46	Mission Broadcasting, Inc., Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.07%, 01/17/2024 (aa)	46
446	MTL Publishing LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.98%, 08/20/2023 (aa)	447
362	Nexstar Broadcasting, Inc., Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.07%, 01/17/2024 (aa)	363
100	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 12/27/2020 (aa)	100
53	Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 03/15/2024 (aa)	52

		1,008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Textiles, Apparel & Luxury Goods — 0.2%
166	Nine West Holdings, Inc., Initial Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.45%, 10/08/2019 (aa)	152

	Total Consumer Discretionary	1,442

	Consumer Staples — 0.8%
	Food & Staples Retailing — 0.8%
	Albertson’s LLC, 1st Lien Term Loan,
741	(ICE LIBOR USD 3 Month + 3.00%), 4.67%, 12/21/2022 (aa)	731
98	(ICE LIBOR USD 3 Month + 3.00%), 4.96%, 06/22/2023 (aa)	96

	Total Consumer Staples	827

	Energy — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
16	Alon USA Partners LP, MLP Term Loans, (ICE LIBOR USD 1 Month + 8.00%), 9.65%, 11/26/2018 (aa)	16
1,158	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.95%, 08/25/2023 (aa)	1,053

	Total Energy	1,069

	Health Care — 0.5%
	Pharmaceuticals — 0.5%
410	Concordia Healthcare Corp., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 10/21/2021 (aa)	367
108	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.08%, 04/01/2022 (aa)	109

	Total Health Care	476

	Information Technology — 1.3%
	IT Services — 0.5%
	First Data Corp., 1st Lien Term Loan,
42	(ICE LIBOR USD 1 Month + 2.25%), 3.87%, 07/08/2022 (aa)	42
472	(ICE LIBOR USD 1 Month + 2.25%), 3.87%, 04/26/2024 (aa)	473

		515

	Semiconductors & Semiconductor Equipment — 0.4%
126	Microsemi Corp., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 2.00%), 3.74%, 01/15/2023 (aa)	126

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — continued
326	Versum Materials, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.69%, 09/29/2023 (aa)	328

		454

	Technology Hardware, Storage & Peripherals — 0.4%
356	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 7.27%, 10/31/2022 (aa)	362

	Total Information Technology	1,331

	Materials — 0.2%
	Chemicals — 0.2%
217	Gemini HDPE LLC, Advance, (ICE LIBOR USD 3 Month + 2.50%), 4.28%, 08/07/2024 (aa)	218

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
150	Intelsat Jackson Holdings SA, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.71%, 11/27/2023 (aa)	149

	Wireless Telecommunication Services — 0.1%
107	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.65%, 04/23/2019 (aa)	106

	Total Telecommunication Services	255

	Utilities — 0.9%
	Electric Utilities — 0.9%
806	Texas Competitive Electric Holdings Co. LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 08/04/2023 (aa)	810
143	Texas Competitive Electric Holdings Co. LLC, Term Loan C, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 08/04/2023 (aa)	144

	Total Utilities	954

	Total Loan Assignments (Cost $6,654)	6,572

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE($)
Warrants — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
		Sabine Oil & Gas Holdings, Inc.,
—	(h)	expiring 04/13/2026 (a)	—	(h)
—	(h)	expiring 04/13/2026 (Strike Price $1.00) (a)	1

		Total Warrants (Cost 1)	1

SHARES
Short-Term Investment — 5.5%
		Investment Company — 5.5%
5,827		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $5,827)	5,827

		Total Investments — 99.0% (Cost $102,627)	103,931
		Other Assets in Excess of Liabilities — 1.0%	1,089

		NET ASSETS — 100.0%	$105,020

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.5%
466	ABFC Trust, Series 2006-OPT2, Class A2, 1.76%, 10/25/2036 (z) (bb)	432
581	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, 1.71%, 07/25/2036 (z) (bb)	201
	Carrington Mortgage Loan Trust,
289	Series 2006-FRE2, Class A2, 1.74%, 10/25/2036 (z) (bb)	212
52	Series 2007-RFC1, Class A2, 1.72%, 12/25/2036 (z) (bb)	51
119	Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A3, 1.76%, 08/25/2037 (z) (bb)	115
292	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, 1.76%, 10/25/2036 (z) (bb)	263
	CWABS Asset-Backed Certificates Trust,
126	Series 2006-17, Class 2A2, 1.77%, 03/25/2047 (z) (bb)	122
209	Series 2006-18, Class 2A2, 1.78%, 03/25/2037 (z) (bb)	206
72	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, 1.89%, 07/25/2036 (z) (bb)	41
140	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 1.72%, 03/25/2047 (z) (bb)	76
	GSAMP Trust,
49	Series 2005-WMC1, Class M1, 2.36%, 09/25/2035 (z) (bb)	48
322	Series 2006-FM1, Class A1, 1.78%, 04/25/2036 (z) (bb)	249
113	Series 2006-FM2, Class A2C, 1.77%, 09/25/2036 (z) (bb)	55
341	Series 2006-HE3, Class A2C, 1.78%, 05/25/2046 (z)	336
503	Series 2007-HE1, Class A2C, 1.77%, 03/25/2047 (z) (bb)	490
	Home Equity Mortgage Loan Asset-Backed Trust,
290	Series 2006-C, Class 2A, 1.75%, 08/25/2036 (z) (bb)	264
72	Series 2006-C, Class 3A3, 1.77%, 08/25/2036 (z) (bb)	69
314	Series 2006-E, Class 2A3, 1.79%, 04/25/2037 (z) (bb)	227
31	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, 1.77%, 08/25/2036 (z) (bb)	30
	MASTR Asset-Backed Securities Trust,
147	Series 2006-HE4, Class A2, 1.73%, 11/25/2036 (z) (bb)	72

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

188	Series 2006-HE4, Class A3, 1.77%, 11/25/2036 (z) (bb)	92
243	Series 2006-NC3, Class A1, 1.75%, 10/25/2036 (z) (bb)	152
56	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, 2.62%, 07/25/2037 (z) (bb)	55
269	New Century Home Equity Loan Trust, Series 2006-2, Class A2B, 1.78%, 08/25/2036 (z) (bb)	250
	NovaStar Mortgage Funding Trust,
188	Series 2006-4, Class A2C, 1.77%, 09/25/2036 (z) (bb)	107
90	Series 2006-4, Class A2D, 1.87%, 09/25/2036 (z) (bb)	51
446	Series 2007-1, Class A1A, 1.75%, 03/25/2037 (z) (bb)	341
111	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, 1.85%, 12/25/2035 (z) (bb)	110
87	RASC Trust, Series 2007-KS3, Class AI3, 1.87%, 04/25/2037 (z) (bb)	86
	Securitized Asset-Backed Receivables LLC Trust,
310	Series 2006-NC3, Class A1, 1.76%, 09/25/2036 (z) (bb)	221
79	Series 2007-NC2, Class A2B, 1.76%, 01/25/2037 (z) (bb)	57
52	Soundview Home Loan Trust, Series 2007-OPT3, Class 2A3, 1.80%, 08/25/2037 (z) (bb)	50
34	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, 1.79%, 12/25/2036 (z) (bb)	33
100	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M3, 5.35%, 05/25/2047 (e) (z) (bb)	102

	Total Asset-Backed Securities (Cost $5,063)	5,266

SHARES
Closed End Funds — 1.1%
64	BlackRock Corporate High Yield Fund, Inc.	680
29	BlackRock Debt Strategies Fund, Inc.	337
23	Blackstone/GSO Strategic Credit Fund	356
12	Eaton Vance Floating-Rate Income Trust	182
15	Eaton Vance Senior Income Trust	101
17	Invesco Dynamic Credit Opportunities Fund	198
18	Nuveen Credit Strategies Income Fund	143
9	Nuveen Floating Rate Income Opportunity Fund	96

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Closed End Funds — continued
16	Prudential Global Short Duration High Yield Fund, Inc.	223

	Total Closed End Funds (Cost $2,174)	2,316

PRINCIPAL AMOUNT
Collateralized Mortgage Obligations — 1.8%
107	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, 3.82%, 09/25/2035 (z)	98
53	Alternative Loan Trust, Series 2006-J2, Class A1, 2.12%, 04/25/2036 (z)	34
	Banc of America Funding Trust,
28	Series 2006-D, Class 5A2, 3.65%, 05/20/2036 (z)	26
196	Series 2014-R7, Class 1A1, 1.77%, 05/26/2036 (e) (z)	188
56	Series 2014-R7, Class 2A1, 1.76%, 09/26/2036 (e) (z)	55
175	Series 2015-R4, Class 5A1, 1.71%, 10/25/2036 (e) (z)	166
133	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, 3.48%, 02/25/2036 (z)	125
51	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, 1.97%, 05/25/2037 (z)	38
	Citigroup Mortgage Loan Trust,
98	Series 2014-10, Class 1A1, 1.70%, 11/25/2036 (e) (z)	94
123	Series 2014-10, Class 3A1, 1.76%, 07/25/2036 (e) (z)	116
167	Series 2014-10, Class 4A1, 1.73%, 02/25/2037 (e) (z)	154
84	Series 2014-11, Class 4A1, 1.66%, 07/25/2036 (e) (z)	81
362	Series 2014-12, Class 1A4, 1.69%, 08/25/2036 (e) (z)	348
62	Series 2014-12, Class 2A4, 3.41%, 02/25/2037 (e) (z)	62
163	Series 2014-C, Class A, 3.25%, 02/25/2054 (e) (z)	161
83	COLT Mortgage Loan Trust, Series 2017-2, Class A2A, 2.57%, 10/25/2047 (e) (z)	83
	CSMC,
49	Series 2011-12R, Class 3A1, 3.12%, 07/27/2036 (e) (z)	49
46	Series 2014-10R, Class 4A1, 1.72%, 12/27/2036 (e) (z)	45
44	Series 2014-11R, Class 8A1, 1.90%, 04/27/2037 (e) (z)	44
171	Series 2014-11R, Class 9A1, 1.70%, 10/27/2036 (e) (z)	166

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

38	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.12%, 02/25/2035 (z)	37
	FNMA, Connecticut Avenue Securities,
328	Series 2015-C03, Class 1M2, 6.62%, 07/25/2025 (z) (bb)	373
381	Series 2015-C04, Class 1M2, 7.32%, 04/25/2028 (z) (bb)	442
50	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, 1.73%, 04/26/2037 (e) (z)	49
38	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	36
	HarborView Mortgage Loan Trust,
44	Series 2004-9, Class 2A, 3.62%, 12/19/2034 (z)	40
132	Series 2006-9, Class 2A1A, 1.80%, 11/19/2036 (z)	109
141	Impac CMB Trust, Series 2005-1, Class 2A1, 2.13%, 04/25/2035 (z)	138
	LSTAR Securities Investment Ltd.,
52	Series 2017-3, Class A1, 3.57%, 04/01/2022 (e) (z)	52
67	Series 2017-6, Class A, 3.32%, 09/01/2022 (e) (z)	67
76	Series 2017-9, Class A, 3.12%, 12/01/2022 (e) (z)	76
93	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, 1.97%, 12/26/2036 (e) (z)	90
17	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, 1.69%, 09/26/2036 (e) (z)	17
418	Residential Asset Securitization Trust, Series 2006-R1, Class A2, 2.02%, 01/25/2046 (z)	196
7	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 3.49%, 09/25/2037 (z)	7
81	Verus Securitization Trust, Series 2017-2A, Class A2, 2.64%, 07/25/2047 (e) (z)	81
41	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, 2.07%, 09/25/2035 (z)	32

	Total Collateralized Mortgage Obligations (Cost $3,885)	3,975

Commercial Mortgage-Backed Securities — 0.2%
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, 5.09%, 11/15/2031 (e) (z) (bb)	100
185	Series 2014-FL2, Class COL2, 6.09%, 11/15/2031 (e) (z) (bb)	184
	Commercial Mortgage Trust,
168	Series 2014-FL5, Class KH1, 5.23%, 08/15/2031 (e) (z) (bb)	113

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
109	Series 2014-FL5, Class KH2, 6.08%, 08/15/2031 (e) (z) (bb)	18
	Velocity Commercial Capital Loan Trust,
26	Series 2016-1, Class M5, 7.79%, 04/25/2046 (e) (z) (bb)	28
100	Series 2016-2, Class M3, 5.50%, 10/25/2046 (z) (bb)	98

	Total Commercial Mortgage-Backed Securities (Cost $671)	541

Convertible Bond — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
175	Chesapeake Energy Corp., 5.50%, 09/15/2026 (Cost $178)	150

Corporate Bonds — 2.1%
	Consumer Discretionary — 0.4%
	Auto Components — 0.0% (g)
29	American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	30
350	Delphi Corp., 7.13%, 05/01/2029 (d) (bb)	—

		30

	Leisure Products — 0.0% (g)
7	Mattel, Inc., 6.75%, 12/31/2025 (e)	7
29	Vista Outdoor, Inc., 5.88%, 10/01/2023	29

		36

	Media — 0.4%
	Clear Channel Worldwide Holdings, Inc.,
72	Series A, 6.50%, 11/15/2022	74
15	Series B, 6.50%, 11/15/2022	15
64	Series B, 7.63%, 03/15/2020	64
200	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	236
	DISH DBS Corp.,
70	5.88%, 11/15/2024	65
70	7.75%, 07/01/2026	69
52	LIN Television Corp., 5.88%, 11/15/2022	54
50	Sirius XM Radio, Inc., 6.00%, 07/15/2024 (e)	52
150	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	144

		773

	Specialty Retail — 0.0% (g)
	PetSmart, Inc.,
7	7.13%, 03/15/2023 (e)	5
14	8.88%, 06/01/2025 (e)	9
20	Staples, Inc., 8.50%, 09/15/2025 (e)	19

		33

	Total Consumer Discretionary	872

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 0.1%
	Food Products — 0.1%
21	B&G Foods, Inc., 5.25%, 04/01/2025	20
61	Post Holdings, Inc., 5.00%, 08/15/2026 (e)	58

		78

	Household Products — 0.0% (g)
46	HRG Group, Inc., 7.75%, 01/15/2022	48

	Personal Products — 0.0% (g)
14	High Ridge Brands Co., 8.88%, 03/15/2025 (e)	13

	Total Consumer Staples	139

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
3	Carrizo Oil & Gas, Inc., 7.50%, 09/15/2020	3
27	Chesapeake Energy Corp., 8.00%, 12/15/2022 (e)	29
23	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	23
27	Kinder Morgan, Inc., 3.05%, 12/01/2019	27
37	MEG Energy Corp., (Canada), 7.00%, 03/31/2024 (e)	32
14	Oasis Petroleum, Inc., 6.88%, 01/15/2023	14
20	Parsley Energy LLC, 5.63%, 10/15/2027 (e)	20
95	PBF Logistics LP, 6.88%, 05/15/2023	97
14	Southwestern Energy Co., 7.50%, 04/01/2026	14
60	Williams Cos., Inc. (The), 7.88%, 09/01/2021	67

	Total Energy	326

	Financials — 0.1%
	Consumer Finance — 0.1%
	Ally Financial, Inc.,
46	3.25%, 11/05/2018	46
130	4.75%, 09/10/2018	131

	Total Financials	177

	Health Care — 0.3%
	Health Care Providers & Services — 0.2%
46	Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	47
14	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	14
180	HCA, Inc., 5.38%, 02/01/2025	183
37	LifePoint Health, Inc., 5.50%, 12/01/2021	37
	Tenet Healthcare Corp.,
30	6.75%, 06/15/2023	30
58	8.13%, 04/01/2022	61

		372

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — 0.1%
	Valeant Pharmaceuticals International, Inc.,
60	5.88%, 05/15/2023 (e)	54
63	6.13%, 04/15/2025 (e)	55
3	6.75%, 08/15/2021 (e)	3
115	7.00%, 03/15/2024 (e)	121
30	9.00%, 12/15/2025 (e)	30

		263

	Total Health Care	635

	Industrials — 0.2%
	Airlines — 0.1%
177	Allegiant Travel Co., 5.50%, 07/15/2019	181
72	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	73

		254

	Commercial Services & Supplies — 0.1%
78	Nielsen Finance LLC, 4.50%, 10/01/2020	78

	Road & Rail — 0.0% (g)
	Hertz Corp. (The),
14	5.50%, 10/15/2024 (e)	12
29	7.63%, 06/01/2022 (e)	30

		42

	Total Industrials	374

	Information Technology — 0.2%
	Internet Software & Services — 0.1%
80	Zayo Group LLC, 5.75%, 01/15/2027 (e)	81

	IT Services — 0.0% (g)
58	First Data Corp., 5.75%, 01/15/2024 (e)	59

	Software — 0.0% (g)
50	Infor US, Inc., 6.50%, 05/15/2022	51

	Technology Hardware, Storage & Peripherals — 0.1%
177	Western Digital Corp., 7.38%, 04/01/2023 (e)	192

	Total Information Technology	383

	Materials — 0.2%
	Containers & Packaging — 0.1%
65	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	66
127	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	129

		195

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — 0.1%
200	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	214

	Total Materials	409

	Real Estate — 0.0% (g)
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
36	Iron Mountain, Inc., 5.75%, 08/15/2024	36

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
	CCO Holdings LLC,
80	5.50%, 05/01/2026 (e)	80
50	5.88%, 04/01/2024 (e)	52
233	GCI, Inc., 6.75%, 06/01/2021	236
	Intelsat Jackson Holdings SA, (Luxembourg),
71	5.50%, 08/01/2023	59
59	7.25%, 10/15/2020	55
21	7.50%, 04/01/2021	19
90	Level 3 Financing, Inc., 5.38%, 01/15/2024	90
6	Windstream Services LLC, 8.75%, 12/15/2024 (e)	4

		595

	Wireless Telecommunication Services — 0.2%
	Sprint Communications, Inc.,
75	9.00%, 11/15/2018 (e)	78
152	11.50%, 11/15/2021	179
180	Sprint Corp., 7.63%, 02/15/2025	180

		437

	Total Telecommunication Services	1,032

	Utilities — 0.0% (g)
	Water Utilities — 0.0% (g)
77	Core & Main LP, 6.13%, 08/15/2025 (e)	76

	Total Corporate Bonds (Cost $4,479)	4,459

Municipal Bonds — 95.5% (t)
	Alabama — 0.1%
	Other Revenue — 0.1%
160	Uab Medicine Finance Authority, Series B-2, Rev., 3.50%, 09/01/2035	155

	Alaska — 1.3%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.50%, 06/30/2018	253
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.00%, 04/01/2019	104

		357

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 1.1%
	Alaska Housing Finance Corp., General Mortgage,
940	Series A, Rev., 3.50%, 06/01/2046	976
65	Series A, Rev., 4.00%, 06/01/2040	65
1,250	Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, BAN, 1.10%, 03/08/2018 (z)	1,250

		2,291

	Transportation — 0.1%
200	City of Valdez, Exxon Pipeline Co. Project, Series C, Rev., VRDO, 1.12%, 03/01/2018 (z)	200

	Total Alaska	2,848

	Arizona — 1.1%
	Education — 0.7%
50	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.00%, 07/01/2018	51
1,400	Arizona State University, Series A, Rev., VRDO, 1.07%, 03/08/2018 (z)	1,400

		1,451

	Other Revenue — 0.1%
250	Phoenix City IDA, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 1.15%, 03/01/2018 (z)	250

	Prerefunded — 0.1%
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.00%, 01/01/2019 (p)	113

	Transportation — 0.2%
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.00%, 07/01/2019	504

	Total Arizona	2,318

	California — 7.4%
	Certificate of Participation/Lease — 0.1%
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/2021 (p)	93
125	Irvine Ranch Water District, COP, 5.00%, 03/01/2019	130

		223

	Education — 0.5%
1,000	University of California, Series K, Rev., 4.00%, 05/15/2046	1,029

	General Obligation — 1.5%
620	Campbell Union High School District, GO, 3.00%, 08/01/2030	626

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — continued
1,000	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	925
1,030	Pittsburg Unified School District, GO, 4.00%, 08/01/2033	1,100
600	State of California, Series A, Subseries A-2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.05%, 03/08/2018 (z)	600

		3,251

	Hospital — 1.5%
2,500	California Health Facilities Financing Authority, Sutter Health, Series B, Rev., 5.00%, 11/15/2046	2,813
375	Palomar Health, Rev., 4.00%, 11/01/2018	380

		3,193

	Industrial Development Revenue/Pollution Control Revenue — 1.6%
3,500	California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc. Project, Series 2010A, Rev., AMT, 1.65%, 05/01/2018 (e) (z)	3,497

	Other Revenue — 1.7%
2,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.28%, 9.00% Cap), 1.37%, 03/08/2018 (aa)	1,992
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C-3, Rev., VRDO, 1.05%, 03/08/2018 (z)	1,000
525	State of California, Department of Veterans Affairs, Series B, Rev., 3.50%, 12/01/2045	547

		3,539

	Prerefunded — 0.1%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.25%, 04/01/2019 (p)	156

	Utility — 0.4%
200	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 1.00%, 03/08/2018 (z)	200
625	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.00%, 05/01/2031	728

		928

	Total California	15,816

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Colorado — 1.8%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.00%, 09/15/2020	318

	Hospital — 0.5%
1,000	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	1,033

	Housing — 0.7%
1,350	Colorado Housing & Finance Authority, Series C, Rev., GNMA/COLL, 4.00%, 05/01/2048	1,434

	Water & Sewer — 0.5%
1,000	City of Aurora, Rev., 5.00%, 08/01/2029	1,170

	Total Colorado	3,955

	Connecticut — 2.5%
	Education — 0.8%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.00%, 11/15/2018	957
175	Series A, Rev., AMT, 4.00%, 11/15/2018	177
175	Series A, Rev., AMT, 5.00%, 11/15/2019	183
300	Series A, Rev., AMT, 5.00%, 11/15/2020	320

		1,637

	General Obligation — 0.0% (g)
80	Town of Cheshire, GO, 4.00%, 08/01/2019	83

	Housing — 1.7%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
1,295	Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,374
165	Subseries A-1, Rev., 4.00%, 11/15/2045	173
490	Subseries A-1, Rev., 4.00%, 11/15/2047	519
615	Subseries B-2, Rev., 4.00%, 11/15/2032	637
925	Subseries E-1, Rev., 3.50%, 11/15/2046	964

		3,667

	Total Connecticut	5,387

	Delaware — 0.9%
	General Obligation — 0.0% (g)
100	State of Delaware, Series B, GO, 5.00%, 07/01/2018	101

	Hospital — 0.6%
1,300	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A, Rev., 4.00%, 07/01/2043	1,321

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — 0.3%
545	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.90%, 07/01/2029	567

	Total Delaware	1,989

	District of Columbia — 2.6%
	General Obligation — 0.8%
1,500	District of Columbia, Series A, GO, 5.00%, 06/01/2037	1,724

	Other Revenue — 1.4%
240	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, 5.00%, 02/01/2019	241
2,550	District of Columbia, Georgetown University Issue, Series 2007B-2, Rev., VRDO, LOC: Bank of America NA, 1.10%, 03/08/2018 (z)	2,550
200	District of Columbia, Income Tax, Series A, Rev., 5.00%, 12/01/2029	213

		3,004

	Transportation — 0.4%
	Metropolitan Washington Airports Authority,
150	Series C, Rev., 5.00%, 10/01/2019	158
600	Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 1.16%, 03/01/2018 (z)	600

		758

	Total District of Columbia	5,486

	Florida — 3.2%
	Education — 0.1%
125	Florida State Board of Governors, Series A, Rev., 5.00%, 07/01/2018	126

	General Obligation — 0.1%
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.00%, 06/01/2019	153

	Hospital — 1.6%
1,600	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 2.16%, 03/08/2018 (z)	1,600
1,900	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.09%, 03/08/2018 (z)	1,900

		3,500

	Housing — 0.4%
	Florida Housing Finance Corp., Homeowner Mortgage,
25	Series 1, Rev., AMT, 5.00%, 07/01/2041	26

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
155	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	160
570	Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2035	592
130	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2030	134

		912

	Prerefunded — 0.0% (g)
55	County of Miami-Dade, Miami International Airport, Series A, Rev., AMT, AGC, 5.25%, 10/01/2018 (p)	56

	Utility — 0.7%
1,000	Florida Municipal Power Agency, St. Lucie Project, Series 2002-1, Rev., VRDO, AMBAC, 2.16%, 10/01/2021 (z)	1,000
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.00%, 10/01/2020	538

		1,538

	Water & Sewer — 0.3%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.00%, 10/01/2023	555

	Total Florida	6,840

	Georgia — 2.6%
	Education — 0.3%
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 1.01%, 03/08/2018 (z)	700

	General Obligation — 0.3%
	State of Georgia,
150	Series C, GO, 4.00%, 09/01/2022	163
360	Series I, GO, 5.00%, 11/01/2021	401

		564

	Housing — 0.6%
	Georgia Housing & Finance Authority, Single Family Mortgage,
25	Rev., 5.00%, 06/01/2029	26
750	Series A, Rev., 4.00%, 12/01/2047	795
190	Series B, Rev., 4.00%, 12/01/2029	193
315	Subseries A-1, Rev., 4.00%, 06/01/2044	328

		1,342

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utility — 1.4%
3,000	Main Street Natural Gas, Inc., Gas Supply, Series B, Rev., (ICE LIBOR USD 1 Month + 0.75%, 12.00% Cap), 1.81%, 04/02/2018 (aa)	3,005

	Total Georgia	5,611

	Illinois — 4.0%
	Education — 1.4%
1,000	Illinois Finance Authority, DePaul University, Series A, Rev., 4.00%, 10/01/2032	1,037
1,430	Illinois Finance Authority, The University of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.12%, 03/08/2018 (z)	1,430
500	Village of Romeoville, Lewis University, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 03/01/2018 (z)	500

		2,967

	General Obligation — 0.0% (g)
100	City of Chicago, Series 2006A, GO, AGM, 4.75%, 01/01/2030	100

	Hospital — 0.4%
250	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-2, Rev., VRDO, 1.08%, 03/01/2018 (z)	250
680	Illinois Finance Authority, The University of Chicago, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 03/01/2018 (z)	680

		930

	Housing — 1.2%
	Illinois Housing Development Authority, Homeowner Mortgage,
1,175	Series C, Rev., 3.50%, 08/01/2046	1,218
1,275	Subseries A-2, Rev., AMT, 4.00%, 02/01/2035	1,313

		2,531

	Other Revenue — 1.0%
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.00%, 06/01/2019	516
	Railsplitter Tobacco Settlement Authority,
250	Rev., 5.00%, 06/01/2018	252
200	Rev., 5.25%, 06/01/2021	220
1,000	Series 2017, Rev., 5.00%, 06/01/2022	1,108

		2,096

	Total Illinois	8,624

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Indiana — 5.5%
	Education — 0.1%
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.00%, 01/15/2020	103

	Hospital — 0.8%
700	Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.10%, 03/01/2018 (z)	700
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.00%, 07/01/2018	337
625	Indiana Finance Authority, Parkview Health System, Inc., Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.08%, 03/08/2018 (z)	625

		1,662

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Mortgage,
125	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	128
170	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2027	176

		304

	Industrial Development Revenue/Pollution Control Revenue — 3.4%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, Rev., 1.75%, 06/01/2018 (z)	1,860
	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project,
2,500	Rev., 1.85%, 10/01/2019 (z)	2,503
3,000	Rev., AMT, BAN, TRAN, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.75%, 15.00% Cap), 1.84%, 03/08/2018 (aa)	3,008

		7,371

	Other Revenue — 0.7%
1,300	Indiana Finance Authority, Community Foundation of Northwest, Rev., 5.00%, 09/01/2031	1,469

	Prerefunded — 0.4%
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.00%, 02/01/2020 (p)	798
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.00%, 01/01/2020 (p)	106

		904

	Total Indiana	11,813

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Iowa — 0.7%
	Housing — 0.7%
	Iowa Finance Authority Single Family Mortgage-Backed Securities Program,
45	Series 1, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	45
135	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2028	139
580	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2046	613
690	Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 07/01/2046	717

	Total Iowa	1,514

	Kansas — 0.4%
	Hospital — 0.2%
435	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank NA, 1.11%, 03/01/2018 (z)	435

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
440	Kansas State Development Finance Authority, Water Pollution Control, Series CW, Rev., 5.00%, 11/01/2018 (p)	451

	Total Kansas	886

	Kentucky — 2.5%
	Education — 0.2%
460	Kentucky Higher Education Student Loan Corp., Series A, Rev., AMT, 5.00%, 06/01/2019	475

	Housing — 0.1%
60	Kentucky Housing Corp., Series A, Rev., 5.00%, 01/01/2028	62

	Industrial Development Revenue/Pollution Control Revenue — 2.2%
250	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	247
2,000	County of Trimble, Pollution Control, Louisville Gas & Electric Company Project, Series 2001A, Rev., VRDO, 2.30%, 09/01/2021 (z)	2,000
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., 2.20%, 08/01/2019 (z)	2,510

		4,757

	Total Kentucky	5,294

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Louisiana — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
100	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 1.14%, 03/01/2018 (z)	100
300	St. Charles Parish, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 1.17%, 03/01/2018 (z)	300

		400

	Utility — 0.1%
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.00%, 05/01/2020	107

	Water & Sewer — 0.2%
500	City of New Orleans, Sewerage Service, Rev., 5.00%, 06/01/2018	504

	Total Louisiana	1,011

	Maine — 0.5%
	Housing — 0.5%
	Maine State Housing Authority,
575	Series A, Rev., 4.00%, 11/15/2045	605
415	Series B, Rev., 4.00%, 11/15/2043	430

		1,035

	Other Revenue — 0.0% (g)
100	Maine Municipal Bond Bank, Series E, Rev., 4.00%, 11/01/2021	107

	Total Maine	1,142

	Maryland — 0.9%
	Housing — 0.6%
	Montgomery County Housing Opportunities Commission, Single Family Mortgage,
360	Series A, Rev., 4.00%, 01/01/2031	374
975	Series A, Rev., 4.00%, 07/01/2048	1,036

		1,410

	Transportation — 0.3%
540	Maryland Transportation Authority, Rev., GRAN, 5.25%, 03/01/2019	560

	Total Maryland	1,970

	Massachusetts — 3.6%
	Education — 1.5%
	Massachusetts Educational Financing Authority, Education Loan,
500	Series A, Rev., AMT, 4.00%, 07/01/2021	526
750	Series J, Rev., AMT, 4.75%, 07/01/2019	777
500	Series J, Rev., AMT, 5.00%, 07/01/2018	505

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Education — continued
1,430	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 1.08%, 03/08/2018 (z)	1,430

		3,238

	Hospital — 0.1%
150	Massachusetts Development Finance Agency, Partners Healthcare System Issue, Series K-1, Rev., VRDO, 1.11%, 03/08/2018 (z)	150

	Housing — 1.4%
	Massachusetts Housing Finance Agency, Single Family Housing,
555	Series 167, Rev., 4.00%, 12/01/2043	572
1,235	Series 169, Rev., 4.00%, 12/01/2044	1,277
710	Series 177, Rev., AMT, 4.00%, 06/01/2039	741
435	Series 183, Rev., 3.50%, 12/01/2046	453

		3,043

	Prerefunded — 0.2%
265	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.00%, 08/01/2018 (p)	269
300	Commonwealth of Massachusetts, Consolidated Loan of 2009, Series C, GO, 5.00%, 07/01/2019 (p)	314

		583

	Transportation — 0.4%
760	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 1.05%, 03/08/2018 (z)	760

	Total Massachusetts	7,774

	Michigan — 4.3%
	General Obligation — 1.1%
	Healthsource Saginaw, Inc., County of Saginaw,
575	GO, 4.00%, 05/01/2018	577
650	GO, 5.00%, 05/01/2019	676
930	GO, 5.00%, 05/01/2020	996

		2,249

	Hospital — 1.0%
2,100	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 1.09%, 03/08/2018 (z)	2,100

	Housing — 1.4%
70	Michigan State Housing Development Authority, Single Family Homeownership, Series A, Rev., 5.00%, 12/01/2027	71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,680	Series A, Rev., 4.00%, 06/01/2046	1,774
1,175	Series B, Rev., 3.50%, 06/01/2047	1,216

		3,061

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
510	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	497

	Other Revenue — 0.5%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.00%, 11/15/2020	1,003

	Prerefunded — 0.1%
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.00%, 10/01/2019 (p)	211

	Total Michigan	9,121

	Minnesota — 3.9%
	Education — 0.5%
1,100	Minnesota Higher Educational Facilities Authority, The College of Saint Catherine, Series 5-N2, Rev., VRDO, LOC: U.S. Bank NA, 1.12%, 03/08/2018 (z)	1,100

	General Obligation — 0.1%
100	State of Minnesota, Trunk Highway, Series B, GO, 5.00%, 10/01/2018	102

	Hospital — 0.7%
1,500	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 1.05%, 03/08/2018 (z)	1,500

	Housing — 1.6%
160	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2035	166
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
115	Series A, Rev., GNMA/COLL, 4.50%, 12/01/2026	117
32	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	32
120	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	122

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — continued
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
55	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2031	56
55	Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2034	56
135	Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2035	138
	Minnesota Housing Finance Agency, Residential Housing Finance,
370	Series A, Rev., 4.00%, 07/01/2038	385
535	Series B, Rev., 4.00%, 01/01/2038	559
485	Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 07/01/2047	511
955	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 01/01/2045	997
195	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	200

		3,339

	Other Revenue — 0.4%
900	St Paul, Minnesota Housing & Redevelopment Authority Health Care, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/08/2018 (z)	900

	Prerefunded — 0.2%
125	City of Anoka, Senior Housing Facility, The Homestead at Anoka, Inc. Project, Series B, Rev., 6.38%, 11/01/2019 (p)	136
275	University of Minnesota, Series A, Rev., 5.25%, 12/01/2020 (p)	301

		437

	Utility — 0.4%
865	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.07%, 03/08/2018 (z)	865

	Total Minnesota	8,243

	Mississippi — 0.4%
	General Obligation — 0.0% (g)
150	State of Mississippi, Series A, GO, 5.25%, 11/01/2021	168

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
250	Series A, Rev., VRDO, 1.12%, 03/01/2018 (z)	250
400	Series G, Rev., VRDO, 1.11%, 03/01/2018 (z)	400
100	Series J, Rev., VRDO, 1.15%, 03/01/2018 (z)	100

		750

	Total Mississippi	918

	Missouri — 2.7%
	Hospital — 0.9%
1,000	Missouri State Health & Educational Facilities Authority, Series B, Rev., VRDO, LIQ: BJC Health System, 1.09%, 03/08/2018 (z)	1,000
200	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 1.09%, 03/08/2018 (z)	200
750	Missouri State Health & Educational Facilities Authority, The Washington University, Series D, Rev., VRDO, 1.10%, 03/01/2018 (z)	750

		1,950

	Housing — 0.9%
	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program,
530	Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	551
740	Series B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2045	779
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
495	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2041	515
25	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 05/01/2028	25
70	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/01/2030	72

		1,942

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.00%, 09/01/2018 (p)	51

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Development Revenue/Pollution Control Revenue — continued
35	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 07/01/2025	38

		89

	Other Revenue — 0.7%
1,500	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 1.17%, 03/01/2018 (z)	1,500

	Prerefunded — 0.1%
190	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 01/01/2021 (p)	207

	Total Missouri	5,688

	Montana — 0.3%
	Housing — 0.3%
	Montana Board of Housing, Single Family Homeownership,
190	Series A-2, Rev., AMT, 4.00%, 12/01/2038	196
340	Series B2, Rev., AMT, 5.00%, 12/01/2027	351

	Total Montana	547

	Nevada — 0.0% (g)
	Prerefunded — 0.0% (g)
100	Clark County School District, Series A, GO, 5.00%, 06/15/2018 (p)	101

	New Hampshire — 0.6%
	Housing — 0.1%
	New Hampshire Housing Finance Authority, Single Family Mortgage,
55	Series A, Rev., 5.25%, 07/01/2028	57
150	Series C, Rev., 4.00%, 01/01/2028	153

		210

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., 2.12%, 06/01/2018 (z)	1,001

	Total New Hampshire	1,211

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	New Jersey — 2.2%
	Education — 0.5%
1,000	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1-B, Rev., AMT, 5.00%, 12/01/2021	1,088

	General Obligation — 0.3%
500	Township of Edison, Sewer Utility, GO, BAN, 3.00%, 02/08/2019	507
205	Township of Montville, GO, 4.00%, 08/15/2020	216

		723

	Hospital — 0.5%
1,000	New Jersey Health Care Facilities Financing Authority, University Hospital Issue, Series A, Rev., AGM, 5.00%, 07/01/2022	1,112

	Other Revenue — 0.1%
100	Monmouth County Improvement Authority, Rev., 5.00%, 01/15/2020	106

	Prerefunded — 0.1%
100	Borough of Madison, General Improvement, GO, 5.00%, 10/15/2018 (p)	102
140	New Jersey Economic Development Authority, School Facilities Construction, Series Y, Rev., 4.75%, 09/01/2018 (p)	142

		244

	Transportation — 0.7%
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2018	1,525

	Total New Jersey	4,798

	New Mexico — 0.6%
	Housing — 0.5%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
285	Series A, Class I Shares, Rev., GNMA/FNMA/FHLMC, 4.25%, 03/01/2043	293
55	Series A, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.00%, 09/01/2030	56
660	Series B-1, Rev., GNMA/FNMA/FHLMC, 3.75%, 09/01/2048	694

		1,043

	Transportation — 0.1%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.00%, 06/15/2024	108

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Transportation — continued
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.00%, 12/15/2019	106

		214

	Total New Mexico	1,257

	New York — 7.2%
	Education — 0.7%
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.00%, 05/01/2018	151
1,400	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.07%, 03/08/2018 (z)	1,400

		1,551

	General Obligation — 1.1%
500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	500
250	City of New York, Fiscal Year 2012, Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 1.13%, 03/01/2018 (z)	250
500	County of Schoharie, GO, BAN, 2.50%, 02/08/2019	504
	Village of Freeport, Nassau County, Public Improvement,
800	Series A, GO, 4.00%, 05/01/2024	878
240	Series A, GO, 4.00%, 05/01/2025	264

		2,396

	Housing — 2.1%
1,000	Ilion Housing Authority, John Guy Prindle Apartments Project, Series 2017, Rev., 2.00%, 01/01/2019 (z)	1,004
	New York Mortgage Agency, Homeowner Mortgage,
1,350	Series 191, Rev., AMT, 3.50%, 10/01/2034	1,387
585	Series 195, Rev., 4.00%, 10/01/2046	622
465	Series 197, Rev., 3.50%, 10/01/2044	484
400	New York State Housing Finance Agency, Housing, 160 Madison Avenue, Series A, Rev., VRDO, LOC: PNC Bank NA, 1.13%, 03/01/2018 (z)	400
650	Saratoga County Capital Resource Corp., Multifamily Housing, RW Preservation LLC Project, Series 2017, Rev., 2.00%, 01/01/2019 (z)	652

		4,549

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 1.2%
560	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Series A, Rev., 5.00%, 07/15/2028	643
170	New York City Transitional Finance Authority, Series C, Rev., 5.00%, 11/01/2021	184
900	New York City Transitional Finance Authority, Future Tax Secured, Subseries D-4, Rev., VRDO, 1.11%, 03/01/2018 (z)	900
150	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 1.12%, 03/01/2018 (z)	150
100	New York State Dormitory Authority, Unrefunded Balance, Series A, Rev., 4.00%, 02/15/2019	102
500	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2020	531

		2,510

	Prerefunded — 0.4%
50	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2018 (p)	51
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.00%, 06/15/2018 (p)	707
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.00%, 05/15/2018 (p)	106

		864

	Transportation — 0.2%
165	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2046	172
200	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B-1, Rev., VRDO, LOC: Bank of America NA, 1.11%, 03/01/2018 (z)	200

		372

	Water & Sewer — 1.5%
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
250	Series A-2, Rev., VRDO, 1.08%, 03/01/2018 (z)	250
200	Subseries B-2, Rev., VRDO, 1.11%, 03/01/2018 (z)	200
600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA-4, Rev., VRDO, 1.11%, 03/01/2018 (z)	600

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Water & Sewer — continued
1,750	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution, Series A, Rev., 5.00%, 06/15/2037	2,017

		3,067

	Total New York	15,309

	North Carolina — 4.0%
	Certificate of Participation/Lease — 0.7%
915	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.11%, 03/08/2018 (z)	915
635	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 1.09%, 03/08/2018 (z)	635

		1,550

	Education — 0.6%
1,350	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/08/2018 (z)	1,350

	General Obligation — 0.2%
175	Mecklenburg County, Series C, GO, 5.00%, 12/01/2018	180
200	New Hanover County, GO, 5.00%, 12/01/2020	217

		397

	Hospital — 0.7%
250	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.11%, 03/08/2018 (z)	250
1,000	North Carolina Medical Care Commission, Wakemed, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.11%, 03/08/2018 (z)	1,000
295	University of North Carolina, University Hospital at Chapel Hill, Series A, Rev., VRDO, 1.09%, 03/01/2018 (z)	295

		1,545

	Housing — 0.9%
	North Carolina Housing Finance Agency, Homeownership,
160	Series 1, Rev., 4.50%, 07/01/2028	164
80	Series 2, Rev., 4.25%, 01/01/2028	82
985	Series 38-B, Rev., 4.00%, 07/01/2047	1,046
440	Series A, Rev., AMT, 3.50%, 07/01/2039	454

		1,746

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Water & Sewer — 0.9%
1,455	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 1.12%, 03/08/2018 (z)	1,455
465	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 1.09%, 03/08/2018 (z)	465

		1,920

	Total North Carolina	8,508

	North Dakota — 0.8%
	Housing — 0.8%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
315	Series A, Rev., 3.75%, 07/01/2042	323
425	Series A, Rev., 4.00%, 07/01/2034	439
205	Series B, Rev., 4.50%, 01/01/2028	211
35	Series B, Rev., 5.00%, 07/01/2028	35
550	Series D, Rev., 3.50%, 07/01/2046	570
140	Series D, Rev., 4.25%, 07/01/2028	143

	Total North Dakota	1,721

	Ohio — 1.5%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.00%, 06/01/2018	202

	General Obligation — 0.1%
110	State of Ohio, Higher Education, Series B, GO, 5.00%, 08/01/2023	123

	Hospital — 0.4%
750	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank NA, 1.14%, 03/01/2018 (z)	750

	Housing — 0.2%
	Ohio Housing Finance Agency, Single Family Mortgage,
60	Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/01/2028	61
50	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	51
240	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2028	246
150	Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2029	154

		512

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.00%, 06/01/2019	110

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — 0.5%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.00%, 12/01/2020	1,088

	Transportation — 0.2%
340	Cleveland-Cuyahoga County Port Authority Development, One Community Project, Series C, Rev., 3.00%, 11/15/2018 (p)	344

	Total Ohio	3,129

	Oklahoma — 0.1%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program,
60	Series A, Rev., GNMA/COLL, 4.75%, 03/01/2028	63
70	Series B, Rev., GNMA/COLL, 4.50%, 09/01/2027	72

		135

	Other Revenue — 0.0% (g)
10	Grand River Dam Authority, Series A, Rev., 4.00%, 06/01/2022	11

	Total Oklahoma	146

	Oregon — 3.4%
	Housing — 1.2%
	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program,
2,000	Series D, Rev., 3.50%, 07/01/2048	2,090
480	Series D, Rev., 4.00%, 07/01/2043	495

		2,585

	Other Revenue — 1.0%
1,805	Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.60%, 03/08/2018 (z)	1,805
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.00%, 04/01/2018	376

		2,181

	Prerefunded — 0.1%
100	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 4.50%, 04/01/2019 (p)	103

	Transportation — 0.5%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.00%, 07/01/2020	1,071

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utility — 0.6%
	City of Eugene, Electric Utility System,
325	Series A, Rev., 4.00%, 08/01/2031	349
850	Series A, Rev., 5.00%, 08/01/2029	999

		1,348

	Total Oregon	7,288

	Pennsylvania — 4.0%
	Education — 0.2%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.00%, 03/01/2022	281
100	Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	100

		381

	General Obligation — 0.3%
425	City of Pittsburgh, GO, 4.00%, 09/01/2031	454
150	Commonwealth of Pennsylvania, Series 2004, GO, AGM, 5.38%, 07/01/2020	162

		616

	Hospital — 0.9%
230	Geisinger Authority, Series A, Rev., VRDO, 1.06%, 03/01/2018 (z)	230
1,800	Washington County Hospital Authority, Monongahela Valley Hospital Project, Series B, Rev., VRDO, LOC: PNC Bank NA, 1.10%, 03/08/2018 (z)	1,800

		2,030

	Housing — 1.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
75	Series 112, Rev., 5.00%, 04/01/2028	77
1,090	Series 118A, Rev., AMT, 3.50%, 04/01/2040	1,120
1,745	Series 121, Rev., 3.50%, 10/01/2046	1,809
525	Series 122, Rev., 4.00%, 10/01/2046	554

		3,560

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
385	Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project, Rev., 4.00%, 12/01/2020	403

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Water & Sewer — 0.8%
1,625	City of Philadelphia, Water & Wastewater, Series B, Rev., VRDO, LOC: TD Bank NA, 1.08%, 03/08/2018 (z)	1,625

	Total Pennsylvania	8,615

	Rhode Island — 0.3%
	Education — 0.3%
	Rhode Island Student Loan Authority, Senior,
250	Series A, Rev., AMT, 5.00%, 12/01/2019	262
300	Series A, Rev., AMT, 5.00%, 12/01/2020	321

	Total Rhode Island	583

	South Carolina — 1.6%
	Housing — 0.2%
390	South Carolina State Housing Finance & Development Authority, Series A, Rev., 4.00%, 01/01/2047	414

	Other Revenue — 0.9%
1,100	City of North Charleston, Charleston Naval Complex Redevelopment Plan Project, Rev., VRDO, 1.11%, 03/08/2018 (z)	1,100
760	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 1.11%, 03/08/2018 (z)	760

		1,860

	Transportation — 0.5%
1,095	South Carolina State Ports Authority, Rev., AMT, 4.00%, 07/01/2040	1,109

	Total South Carolina	3,383

	South Dakota — 0.7%
	Housing — 0.7%
	South Dakota Housing Development Authority, Homeownership Mortgage,
90	Series A, Rev., AMT, 4.50%, 05/01/2031	94
605	Series D, Rev., 4.00%, 11/01/2045	644
480	Series D, Rev., AMT, 4.00%, 11/01/2029	496
190	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.25%, 05/01/2032	194

	Total South Dakota	1,428

	Tennessee — 1.6%
	Housing — 1.6%
790	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.00%, 01/01/2046	834

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
	Tennessee Housing Development Agency, Homeownership Program,
130	Series 1A, Rev., AMT, 4.50%, 01/01/2038	134
140	Series A, Rev., AMT, 4.50%, 07/01/2031	145
	Tennessee Housing Development Agency, Housing Finance Program,
65	Series A, Rev., 4.50%, 01/01/2028	67
135	Series B, Rev., 4.50%, 01/01/2028	141
2,000	Tennessee Housing Development Agency, Residential Finance Program, Series 1, Rev., 4.00%, 01/01/2043 (w)	2,120

		3,441

	Other Revenue — 0.0% (g)
95	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 1.24%, 03/01/2018 (z)	95

	Total Tennessee	3,536

	Texas — 4.8%
	Education — 1.2%
1,650	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Rev., VRDO, 1.13%, 03/08/2018 (z)	1,650
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.00%, 09/01/2018	380
200	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Series A, Rev., VRDO, LOC: TD Bank NA, 1.10%, 03/01/2018 (z)	200
250	University of Texas, Financing System, Series B4, Rev., VRDO, LIQ: University of Texas Investment Management Co., 1.04%, 03/08/2018 (z)	250

		2,480

	General Obligation — 2.9%
100	Austin Independent School District, GO, PSF-GTD, 5.00%, 08/01/2020	108
150	City of El Paso, GO, 5.00%, 08/15/2018	152
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.00%, 03/01/2020	442
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/2018	308
815	GO, PSF-GTD, Zero Coupon, 08/15/2019	796
135	GO, PSF-GTD, Zero Coupon, 08/15/2020	129
375	Harris County Permanent Improvement, Series A, GO, 5.00%, 10/01/2018	383

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — continued
250	Nixon-Smiley Consolidated Independent School District, School Building, GO, PSF-GTD, 1.25%, 08/15/2018	250
3,390	Northside Independent School District, School Building, GO, PSF-GTD, 2.13%, 08/01/2020 (z)	3,395
175	Texas Public Finance Authority, Series A, GO, 5.00%, 10/01/2019	184

		6,147

	Housing — 0.1%
305	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.25%, 01/01/2034	312

	Prerefunded — 0.2%
150	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.25%, 02/01/2019 (p)	155
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.00%, 02/15/2019 (p)	197
170	Keller Independent School District, School Building, GO, 5.25%, 02/15/2019 (p)	176

		528

	Transportation — 0.4%
850	City of Houston, Airport System Revenue, Series P-1, Rev., AMT, AGM, 2.98%, 07/01/2030 (z)	787
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.00%, 08/15/2019	50

		837

	Total Texas	10,304

	Utah — 1.5%
	General Obligation — 0.1%
145	State of Utah, Series A, GO, 5.00%, 07/01/2020	156

	Hospital — 1.0%
200	City of Murray, IHC Health Services , Inc., Series D, Rev., VRDO, 1.08%, 03/01/2018 (z)	200
2,000	County of Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 1.07%, 03/08/2018 (z)	2,000

		2,200

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
800	Emery County, Pollution Control, Pacificorp Projects, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 1.13%, 03/08/2018 (z)	800

	Total Utah	3,156

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Vermont — 1.8%
	Education — 0.4%
725	Vermont Student Assistance Corp., Series A, Rev., AMT, 5.00%, 06/15/2022	784
96	Vermont Student Assistance Corp., Education Loan, Series B, Class A-1, Rev., (ICE LIBOR USD 3 Month + 1.50%), 3.29%, 04/02/2018 (aa)	96

		880

	Housing — 1.4%
145	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 02/01/2026	150
	Vermont Housing Finance Agency, Multiple Purpose,
380	Series A, Rev., AMT, 4.00%, 11/01/2046	400
1,500	Series A, Rev., AMT, 4.00%, 11/01/2047	1,577
795	Series B, Rev., AMT, 4.13%, 11/01/2042	808

		2,935

	Total Vermont	3,815

	Virginia — 0.6%
	Hospital — 0.2%
335	Industrial Development Authority of Loudoun County, Howard Medical Institute, Series A, Rev., VRDO, 1.05%, 03/08/2018 (z)	335

	Other Revenue — 0.3%
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
90	Series B, Rev., 5.00%, 11/01/2023	99
50	Series B, Rev., 5.00%, 11/01/2026	55
500	Virginia Small Business Financing Authority, University Real Estate Foundation, Series 2008, Rev., VRDO, LOC: Bank of America NA, 1.16%, 03/01/2018 (z)	500

		654

	Prerefunded — 0.1%
185	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.00%, 11/01/2021 (p)	206

	Total Virginia	1,195

	Washington — 0.7%
	General Obligation — 0.0% (g)
100	State of Washington, Various Purpose, Series D, GO, 5.00%, 02/01/2020	106

	Housing — 0.4%
430	Washington Housing Finance Commission, Single-Family Program, Series 2A-R, Rev., AMT, 3.50%, 12/01/2046	444

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — continued
420	Washington State Housing Finance Commission, Homeownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/01/2032	433

		877

	Prerefunded — 0.0% (g)
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.00%, 07/15/2018 (p)	101

	Transportation — 0.1%
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.50%, 12/01/2019	116

	Utility — 0.2%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.50%, 07/01/2026	386

	Total Washington	1,586

	Wisconsin — 3.5%
	Education — 1.0%
2,240	Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Inc., Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 03/08/2018 (z)	2,240

	Housing — 2.5%
	Wisconsin Housing & Economic Development Authority, Home Ownership,
3,000	Series B, Rev., 4.00%, 03/01/2048 (w)	3,162
1,975	Series C, Rev., 4.00%, 03/01/2048	2,099

		5,261

	Total Wisconsin	7,501

	Wyoming — 0.3%
	Hospital — 0.3%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.00%, 05/01/2018	628

	Housing — 0.0% (g)
55	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.00%, 06/01/2032	55

	Total Wyoming	683

	Total Municipal Bonds (Cost $205,060)	204,203

Loan Assignments — 0.2% (cc)
	Consumer Discretionary — 0.2%
	Distributors — 0.0% (g)
53	Univar USA, Inc., 1st Lien Term Loan B-3, (ICE LIBOR USD 1 Month + 2.50%), 4.15%, 07/01/2024 (aa)	53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — 0.1%
82	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.90%, 08/18/2023 (aa)	82
59	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 9.15%, 08/18/2024 (aa)	60

		142

	Specialty Retail — 0.1%
30	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, (ICE LIBOR USD 3 Month + 3.00%), 4.77%, 01/26/2023 (aa)	21
75	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 03/11/2022 (aa)	61

		82

	Total Consumer Discretionary	277

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
38	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 5.20%, 12/31/2023 (aa)	38

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
38	Air Medical Group, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 4.83%, 09/26/2024 (aa) ^	38

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
88	American Commercial Lines, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 8.75%), 10.40%, 11/12/2020 (aa) ^	51

	Information Technology — 0.0% (g)
	Internet Software & Services — 0.0% (g)
24	Rackspace Hosting, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.79%, 11/03/2023 (aa)	24

	Total Loan Assignments (Cost $473)	428

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE
Warrant — 0.0%
		Industrials — 0.0%
		Road & Rail — 0.0%
—	(h)	Jack Cooper Enterprises, Inc., expiring 10/29/2027 (Strike Price $1.00) (a) (bb) (Cost $—)	—

PRINCIPAL AMOUNT
Short-Term Investments — 0.1%
		U.S. Treasury Obligation — 0.1%
215		U.S. Treasury Bills, 1.41%, 05/24/2018 (k) (n)	214

SHARES
		Investment Company — 0.0% (g)
73		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l)	73

		Total Short-Term Investments (Cost $288)	287

		Total Investments — 103.6% (Cost $222,271)	221,625
		Liabilities in Excess of Other Assets — (3.6)%	(7,740)

		NET ASSETS — 100.0%	$213,885

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

Futures contracts outstanding as of February 28, 2018:
Description	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Short Contracts
U.S. Treasury 2 Year Note	(2)	06/2018	USD	(425)	—	(h)
U.S. Treasury 5 Year Note	(1)	06/2018	USD	(114)	—	(h)

					—	(h)

Over the Counter (“OTC”) Credit Default Swap Contracts outstanding — buy protection(1) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%)(2)	NOTIONAL AMOUNT(3)		UPFRONT PAYMENTS (RECEIPTS)($)(4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	Value($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.54	USD	120	23	(16)	7
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	05/25/2046	0.54	USD	200	59	(48)	11
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.54	USD	100	28	(23)	5
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.54	USD	230	58	(46)	12
CDX.EM.28-V2	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.21	USD	2,100	79	(64)	15
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	05/11/2063	3.18	USD	150	(3)	10	7
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	05/11/2063	3.18	USD	150	(1)	8	7
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.18	USD	150	(2)	9	7
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.18	USD	150	(3)	10	7
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	05/11/2063	3.18	USD	150	(2)	9	7
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	BNP Paribas	12/20/2022	1.67	USD	1,070	40	(11)	29
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.06	USD	1,260	7	(6)	1

								283	(168)	115

People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.55	USD	1,430	(23)	(9)	(32)

								260	(177)	83

Centrally Cleared Credit default swap contracts outstanding — buy protection(1) as of February 28, 2018:

Reference Obligation/Index	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%)(2)	NOTIONAL AMOUNT(3)		UPFRONT PAYMENTS (RECEIPTS)($)(4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.31	USD	530	(35)	(6)	(41)
CDX.NA.IG.25-V1	1.00	Quarterly	12/20/2020	0.33	USD	2,530	(46)	(5)	(51)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	0.56	USD	1,780	(35)	(4)	(39)
iTraxx Europe 28.1	1.00	Quarterly	12/20/2022	0.52	EUR	1,750	(41)	(12)	(53)

							(157)	(27)	(184)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of February 28, 2018:

	NET UPFRONT PAYMENTS (RECEIPTS)($)	VALUE($)
Assets
OTC Credit default swap contracts outstanding — buy protection	283	115

Total OTC swap contracts outstanding	283	115

Liabilities
OTC Credit default swap contracts outstanding — buy protection	(23)	(32)

Total OTC swap contracts outstanding	(23)	(32)

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

ABX	— Asset-Backed Securities Index.
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CDX	— Credit Default Swap Index
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CMBX	— Commercial Mortgage-Backed Securities Index
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
CSMC	— Credit Suisse Mortgage Trust
EDA	— Economic Development Authority
EUR	— Euro
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Notes
GICS	— Global Industry Classification Standard
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Notes
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MLP	— Master Limited Partnership
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
TRAN	— Tax & Revenue Anticipation Note
USD	— United States Dollar
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2018.
XLCA	— Insured by XL Capital Assurance

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2018.
(n)	— The rate shown is the effective yield as of February 28, 2018.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2018.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	— All or a portion of the security is unsettled as of February 28, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	39

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$98,104		$221,552
Investments in affiliates, at value	5,827		73
Cash	5		—
Foreign currency, at value	—		5
Deposits at broker for centrally cleared swaps	—		220
Receivables:
Investment securities sold	96		476
Investment securities sold — delayed delivery securities	5		90
Fund shares sold	53		272
Interest and dividends from non-affiliates	1,050		1,400
Dividends from affiliates	6		—	(a)
Variation margin on futures contracts	—		1
Variation margin on centrally cleared swaps (net upfront receipts of $0 and $157, respectively)	—		2
Outstanding OTC swap contracts, at value (net upfront payments of $0 and $283, respectively)	—		115
Due from adviser	—		—	(a)

Total Assets	105,146		224,206

LIABILITIES:
Payables:
Due to custodian	—		1
Investment securities purchased	—		2,038
Investment securities purchased — delayed delivery securities	—		5,310
Fund shares redeemed	18		2,733
Outstanding OTC swap contracts, at value (net upfront receipts of $0 and $23, respectively)	—		32
Accrued liabilities:
Investment advisory fees	—	(a)	—
Distribution fees	17		13
Service fees	15		41
Custodian and accounting fees	12		43
Collateral management fees	—		7
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—
Audit fees	51		68
Printing and mailing cost	8		18
Other	5		17

Total Liabilities	126		10,321

Net Assets	$105,020		$213,885

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$104,398	$218,180
Accumulated undistributed (distributions in excess of) net investment income	(10)	25
Accumulated net realized gains (losses)	(672)	(3,472)
Net unrealized appreciation (depreciation)	1,304	(848)

Total Net Assets	$105,020	$213,885

Net Assets:
Class A	$35,071	$38,401
Class C	18,675	7,205
Class I (formerly Select Class)	51,274	168,279

Total	$105,020	$213,885

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	3,254	3,816
Class C	1,736	724
Class I (formerly Select Class)	4,758	16,722

Net Asset Value (a):
Class A — Redemption price per share	$10.78	$10.06
Class C — Offering price per share (b)	10.76	9.95
Class I (formerly Select Class) — Offering and redemption price per share	10.78	10.06
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.20	$10.45

Cost of investments in non-affiliates	$96,800	$222,198
Cost of investments in affiliates	5,827	73
Cost of foreign currency	—	5

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	41

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,179	$5,753
Interest income from affiliates	— (a)	1
Dividend income from non-affiliates	—	167
Dividend income from affiliates	53	1

Total investment income	3,232	5,922

EXPENSES:
Investment advisory fees	354	967
Administration fees	82	197
Distribution fees:
Class A	89	150
Class C	147	65
Service fees:
Class A	89	150
Class C	49	22
Class I (formerly Select Class)	115	433
Custodian and accounting fees	83	167
Interest expense to affiliates	—	1
Professional fees	94	130
Collateral management fees	—	43
Trustees’ and Chief Compliance Officer’s fees	26	26
Printing and mailing costs	14	34
Registration and filing fees	38	62
Transfer agency fees (See Note 2.H.)	6	7
Sub-transfer agency fees (See Note 2.H.)	2	— (a)
Other	7	71

Total expenses	1,195	2,525

Less fees waived	(499)	(1,100)

Net expenses	696	1,425

Net investment income (loss)	2,536	4,497

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(268)	(1,459)
Futures contracts	—	5
Foreign currency transactions	—	2
Swaps	—	(179)

Net realized gain (loss)	(268)	(1,631)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(245)	94
Futures contracts	—	3
Foreign currency translations	—	4
Swaps	—	(186)

Change in net unrealized appreciation/depreciation	(245)	(85)

Net realized/unrealized gains (losses)	(513)	(1,716)

Change in net assets resulting from operations	$2,023	$2,781

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,536	$2,852	$4,497	$4,659
Net realized gain (loss)	(268)	154	(1,631)	(465)
Distributions of capital gains received from investment company non-affiliates	—	—	—	— (a)
Change in net unrealized appreciation/depreciation	(245)	(1,830)	(85)	791

Change in net assets resulting from operations	2,023	1,176	2,781	4,985

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(912)	(1,224)	(1,044)	(1,284)
Class C
From net investment income	(411)	(498)	(112)	(113)
Class I (formerly Select Class)
From net investment income	(1,253)	(1,147)	(3,482)	(3,051)

Total distributions to shareholders	(2,576)	(2,869)	(4,638)	(4,448)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,568	(18,994)	(26,186)	(126,419)

NET ASSETS:
Change in net assets	5,015	(20,687)	(28,043)	(125,882)
Beginning of period	100,005	120,692	241,928	367,810

End of period	$105,020	$100,005	$213,885	$241,928

Accumulated undistributed (distributions in excess of) net investment income	$(10)	$20	$25	$214

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	43

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 28, 2018	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,087	$9,091	$12,121	$30,315
Distributions reinvested	879	1,169	757	995
Cost of shares redeemed	(19,315)	(14,667)	(40,184)	(51,485)

Change in net assets resulting from Class A capital transactions	$(8,349)	$(4,407)	$(27,306)	$(20,175)

Class C
Proceeds from shares issued	$1,868	$2,901	$1,134	$1,506
Distributions reinvested	381	462	90	90
Cost of shares redeemed	(4,386)	(6,588)	(4,255)	(6,715)

Change in net assets resulting from Class C capital transactions	$(2,137)	$(3,225)	$(3,031)	$(5,119)

Class I (formerly Select Class)
Proceeds from shares issued	$29,022	$15,001	$84,931	$63,434
Distributions reinvested	1,075	840	1,762	1,658
Cost of shares redeemed	(14,043)	(27,203)	(82,542)	(166,217)

Change in net assets resulting from Class I capital transactions	$16,054	$(11,362)	$4,151	$(101,125)

Total change in net assets resulting from capital transactions	$5,568	$(18,994)	$(26,186)	$(126,419)

SHARE TRANSACTIONS:
Class A
Issued	924	826	1,197	2,986
Reinvested	81	107	75	98
Redeemed	(1,785)	(1,333)	(3,972)	(5,082)

Change in Class A Shares	(780)	(400)	(2,700)	(1,998)

Class C
Issued	170	264	113	150
Reinvested	35	42	9	9
Redeemed	(402)	(602)	(425)	(669)

Change in Class C Shares	(197)	(296)	(303)	(510)

Class I (formerly Select Class)
Issued	2,664	1,363	8,373	6,240
Reinvested	98	76	174	163
Redeemed	(1,286)	(2,483)	(8,148)	(16,404)

Change in Class I Shares	1,476	(1,044)	399	(10,001)

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	45

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Tax Aware High Income Fund
Class A
Year Ended February 28, 2018	$10.82	$0.28	$(0.04)	$0.24	$(0.28)
Year Ended February 28, 2017	10.99	0.29	(0.17)	0.12	(0.29)
Year Ended February 29, 2016	11.03	0.29	(0.04)	0.25	(0.29)
Year Ended February 28, 2015	10.78	0.28	0.24	0.52	(0.27)
Year Ended February 28, 2014	11.08	0.29	(0.30)	(0.01)	(0.29)

Class C
Year Ended February 28, 2018	10.80	0.22	(0.03)	0.19	(0.23)
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)
Year Ended February 29, 2016	11.01	0.23	(0.03)	0.20	(0.24)
Year Ended February 28, 2015	10.76	0.22	0.25	0.47	(0.22)
Year Ended February 28, 2014	11.06	0.24	(0.31)	(0.07)	(0.23)

Class I (formerly Select Class)
Year Ended February 28, 2018	10.82	0.29	(0.03)	0.26	(0.30)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)
Year Ended February 29, 2016	11.03	0.30	(0.04)	0.26	(0.30)
Year Ended February 28, 2015	10.78	0.29	0.24	0.53	(0.28)
Year Ended February 28, 2014	11.08	0.30	(0.30)	— (d)	(0.30)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.78	2.25%	$35,071	0.64%	2.56%	1.20%	17%
10.82	1.07	43,639	0.64	2.59	1.23	16
10.99	2.32	48,716	0.65	2.61	1.18	19
11.03	4.89	47,319	0.65	2.53	1.22	10
10.78	(0.06)	42,508	0.65	2.72	1.26	24

10.76	1.74	18,675	1.14	2.06	1.70	17
10.80	0.58	20,864	1.14	2.09	1.73	16
10.97	1.80	24,452	1.15	2.11	1.70	19
11.01	4.36	23,002	1.15	2.03	1.72	10
10.76	(0.58)	20,223	1.15	2.22	1.76	24

10.78	2.36	51,274	0.54	2.66	0.95	17
10.82	1.17	35,502	0.54	2.68	0.97	16
10.99	2.42	47,524	0.55	2.71	0.93	19
11.03	4.99	51,738	0.55	2.63	0.97	10
10.78	0.05	31,575	0.55	2.82	1.01	24

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	47

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Year Ended February 28, 2018	$10.14	$0.17	(c)	$(0.07)	$0.10	$(0.18)	$—	$(0.18)
Year Ended February 28, 2017	10.12	0.16	(c)	0.02	0.18	(0.16)	—	(0.16)
Year Ended February 29, 2016	10.27	0.13	(c)	(0.11)	0.02	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.27	0.05		(0.01)	0.04	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2014	10.32	0.04		0.01	0.05	(0.04)	(0.06)	(0.10)

Class C
Year Ended February 28, 2018	10.03	0.12	(c)	(0.07)	0.05	(0.13)	—	(0.13)
Year Ended February 28, 2017	10.00	0.10	(c)	0.02	0.12	(0.09)	—	(0.09)
Year Ended February 29, 2016	10.16	0.07	(c)	(0.13)	(0.06)	(0.10)	—	(0.10)
Year Ended February 28, 2015	10.20	(0.03)		0.01	(0.02)	—	(0.02)	(0.02)
Year Ended February 28, 2014	10.28	(0.02)		— (d)	(0.02)	— (d)	(0.06)	(0.06)

Class I (formerly Select Class)
Year Ended February 28, 2018	10.14	0.20	(c)	(0.08)	0.12	(0.20)	—	(0.20)
Year Ended February 28, 2017	10.12	0.17	(c)	0.02	0.19	(0.17)	—	(0.17)
Year Ended February 29, 2016	10.27	0.14	(c)	(0.11)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2015	10.27	0.05		— (d)	0.05	(0.03)	(0.02)	(0.05)
Year Ended February 28, 2014	10.32	0.05		0.01	0.06	(0.05)	(0.06)	(0.11)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.06	0.97%	$38,401	0.75%	1.70%	1.20%	93%
10.14	1.74	66,084	0.75	1.55	1.19	116
10.12	0.17	86,124	0.75	1.30	1.13	133
10.27	0.40	112,551	0.75	0.43	1.13	246
10.27	0.45	124,187	0.76	0.40	1.16	186

9.95	0.48	7,205	1.25	1.21	1.71	93
10.03	1.23	10,298	1.35	0.95	1.70	116
10.00	(0.58)	15,371	1.40	0.66	1.65	133
10.16	(0.22)	17,134	1.40	(0.22)	1.63	246
10.20	(0.18)	18,813	1.41	(0.25)	1.66	186

10.06	1.24	168,279	0.50	1.95	0.96	93
10.14	1.89	165,546	0.60	1.71	0.95	116
10.12	0.29	266,315	0.65	1.40	0.89	133
10.27	0.47	327,322	0.65	0.53	0.88	246
10.27	0.55	293,606	0.66	0.45	0.90	186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	49

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C and Class I*	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C and Class I*	Diversified

*	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017 sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where

50	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds, (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Tax Aware High Income Fund and Tax Aware Income Opportunities Fund at February 28, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$3	$—	$3

Municipal Bonds
Alabama
Utility	—	585	—	585

Alaska
Housing	—	50	—	50
Industrial Development Revenue/Pollution Control Revenue	—	353	—	353

Total Alaska	—	403	—	403

Arizona
Education	—	304	—	304
Utility	—	247	—	247

Total Arizona	—	551	—	551

California
Education	—	130	—	130
General Obligation	—	503	—	503
Hospital	—	1,427	—	1,427
Industrial Development Revenue/Pollution Control Revenue	—	256	—	256
Transportation	—	1,412	—	1,412
Utility	—	550	—	550

Total California	—	4,278	—	4,278

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	51

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Hospital	$—	$1,140	$—	$1,140
Housing	—	690	—	690
Utility	—	125	—	125

Total Colorado	—	1,955	—	1,955

Connecticut
Education	—	1,187	—	1,187
Housing	—	168	—	168

Total Connecticut	—	1,355	—	1,355

Delaware
Housing	—	301	—	301

District of Columbia
Transportation	—	1,846	—	1,846

Florida
Certificate of Participation/Lease	—	1,723	—	1,723
Education	—	550	—	550
Hospital	—	1,919	—	1,919
Housing	—	137	—	137
Industrial Development Revenue/Pollution Control Revenue	—	1,052	—	1,052
Prerefunded	—	605	—	605
Transportation	—	2,063	—	2,063
Utility	—	1,059	—	1,059

Total Florida	—	9,108	—	9,108

Georgia
Hospital	—	495	—	495
Housing	—	358	—	358
Other Revenue	—	280	—	280
Transportation	—	543	—	543

Total Georgia	—	1,676	—	1,676

Guam
Water & Sewer	—	1,101	—	1,101

Idaho
Housing	—	434	—	434

Illinois
General Obligation	—	829	—	829
Hospital	—	844	—	844
Housing	—	662	—	662
Other Revenue	—	1,470	—	1,470
Prerefunded	—	164	—	164
Transportation	—	511	—	511
Water & Sewer	—	179	—	179

Total Illinois	—	4,659	—	4,659

Indiana
Hospital	—	1,299	—	1,299
Housing	—	87	—	87
Industrial Development Revenue/Pollution Control Revenue	—	1,739	—	1,739
Other Revenue	—	1,122	—	1,122
Water & Sewer	—	276	—	276

Total Indiana	—	4,523	—	4,523

Iowa
Housing	—	5	—	5

Kentucky
Housing	—	5	—	5

52	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Louisiana
Housing	$—	$61	$—	$61
Other Revenue	—	1,100	—	1,100
Transportation	—	403	—	403
Water & Sewer	—	438	—	438

Total Louisiana	—	2,002	—	2,002

Maine
Education	—	309	—	309
Housing	—	832	—	832
Prerefunded	—	29	—	29

Total Maine	—	1,170	—	1,170

Maryland
Housing	—	515	—	515
Special Tax	—	439	—	439
Transportation	—	100	—	100

Total Maryland	—	1,054	—	1,054

Massachusetts
Education	—	1,941	—	1,941
Hospital	—	550	—	550
Housing	—	799	—	799
Other Revenue	—	684	—	684
Transportation	—	1,761	—	1,761
Water & Sewer	—	1,320	—	1,320

Total Massachusetts	—	7,055	—	7,055

Michigan
Education	—	1,125	—	1,125
Industrial Development Revenue/Pollution Control Revenue	—	130	—	130
Transportation	—	440	—	440

Total Michigan	—	1,695	—	1,695

Minnesota
Housing	—	1,179	—	1,179

Mississippi
Other Revenue	—	308	—	308

Missouri
General Obligation	—	274	—	274
Housing	—	835	—	835
Transportation	—	468	—	468

Total Missouri	—	1,577	—	1,577

Montana
Housing	—	196	—	196
Transportation	—	106	—	106

Total Montana	—	302	—	302

Nebraska
General Obligation	—	694	—	694
Utility	—	390	—	390

Total Nebraska	—	1,084	—	1,084

Nevada
Hospital	—	1,085	—	1,085

New Hampshire
Education	—	364	—	364
Housing	—	72	—	72

Total New Hampshire	—	436	—	436

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	53

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Jersey
Education	$—	$1,057	$—	$1,057
Other Revenue	—	1,116	—	1,116
Transportation	—	430	—	430

Total New Jersey	—	2,603	—	2,603

New Mexico
Housing	—	488	—	488
Other Revenue	—	420	—	420

Total New Mexico	—	908	—	908

New York
Education	—	251	—	251
Housing	—	1,440	—	1,440
Other Revenue	—	2,468	—	2,468
Special Tax	—	558	—	558
Transportation	—	1,712	—	1,712
Water & Sewer	—	1,543	—	1,543

Total New York	—	7,972	—	7,972

North Dakota
Housing	—	242	—	242
Utility	—	219	—	219

Total North Dakota	—	461	—	461

Ohio
Education	—	405	—	405
General Obligation	—	275	—	275
Hospital	—	1,635	—	1,635
Housing	—	118	—	118
Prerefunded	—	429	—	429
Utility	—	563	—	563

Total Ohio	—	3,425	—	3,425

Oklahoma
Transportation	—	806	—	806
Water & Sewer	—	573	—	573

Total Oklahoma	—	1,379	—	1,379

Oregon
Education	—	555	—	555
General Obligation	—	223	—	223
Housing	—	241	—	241
Prerefunded	—	117	—	117

Total Oregon	—	1,136	—	1,136

Pennsylvania
Education	—	169	—	169
Hospital	—	351	—	351
Housing	—	357	—	357
Transportation	—	380	—	380

Total Pennsylvania	—	1,257	—	1,257

Rhode Island
Education	—	652	—	652
Transportation	—	277	—	277

Total Rhode Island	—	929	—	929

54	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Carolina
Education	$—	$570	$—	$570
Housing	—	106	—	106
Transportation	—	839	—	839

Total South Carolina	—	1,515	—	1,515

South Dakota
Education	—	548	—	548
Housing	—	93	—	93

Total South Dakota	—	641	—	641

Tennessee
Housing	—	212	—	212
Other Revenue	—	127	—	127
Utility	—	830	—	830

Total Tennessee	—	1,169	—	1,169

Texas
Education	—	857	—	857
General Obligation	—	522	—	522
Hospital	—	267	—	267
Housing	—	57	—	57
Industrial Development Revenue/Pollution Control Revenue	—	602	—	602
Other Revenue	—	1,093	—	1,093
Prerefunded	—	1,251	—	1,251
Transportation	—	1,192	—	1,192
Water & Sewer	—	1,924	—	1,924

Total Texas	—	7,765	—	7,765

Utah
Other Revenue	—	605	—	605
Water & Sewer	—	545	—	545

Total Utah	—	1,150	—	1,150

Vermont
Education	—	831	—	831
Housing	—	1,357	—	1,357

Total Vermont	—	2,188	—	2,188

Virginia
Industrial Development Revenue/Pollution Control Revenue	—	250	—	250
Prerefunded	—	78	—	78

Total Virginia	—	328	—	328

Washington
Hospital	—	1,552	—	1,552
Housing	—	527	—	527

Total Washington	—	2,079	—	2,079

West Virginia
Hospital	—	559	—	559

Wisconsin
Education	—	557	—	557
Housing	—	1,052	—	1,052
Prerefunded	—	312	—	312

Total Wisconsin	—	1,921	—	1,921

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	55

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Wyoming
Hospital	$—	$377	$—		$377
Housing	—	20	—		20

Total Wyoming	—	397	—		397

Total Municipal Bonds	—	91,514	—		91,514

Common Stocks
Energy	—	2	12		14
Loan Assignments
Consumer Discretionary	—	1,442	—		1,442
Consumer Staples	—	827	—		827
Energy	—	1,069	—		1,069
Health Care	—	476	—		476
Information Technology	—	1,331	—		1,331
Materials	—	218	—		218
Telecommunication Services	—	255	—		255
Utilities	—	954	—		954

Total Loan Assignments	—	6,572	—		6,572

Warrants
Energy	—	1	—		1
Short-Term Investment
Investment Company	5,827	—	—		5,827

Total Investments in Securities	$5,827	$98,092	$12		$103,931

Tax Aware Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$336	$4,930		$5,266
Collateralized Mortgage Obligations	—	3,160	815		3,975
Commercial Mortgage-Backed Securities	—	—	541		541
Convertible Bonds
Energy	—	150	—		150
Corporate Bonds
Consumer Discretionary	—	872	—	(a)	872
Consumer Staples	—	139	—		139
Energy	—	326	—		326
Financials	—	177	—		177
Health Care	—	635	—		635
Industrials	—	374	—		374
Information Technology	—	383	—		383
Materials	—	409	—		409
Real Estate	—	36	—		36
Telecommunication Services	—	1,032	—		1,032
Utilities	—	76	—		76

Total Corporate Bonds	—	4,459	—	(a)	4,459

Municipal Bonds
Alabama
Other Revenue	—	155	—		155

56	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Alaska
General Obligation	—	357	—	357
Housing	—	2,291	—	2,291
Transportation	—	200	—	200

Total Alaska	—	2,848	—	2,848

Arizona
Education	$—	$1,451	$—	$1,451
Other Revenue	—	250	—	250
Prerefunded	—	113	—	113
Transportation	—	504	—	504

Total Arizona	—	2,318	—	2,318

California
Certificate of Participation/Lease	—	223	—	223
Education	—	1,029	—	1,029
General Obligation	—	3,251	—	3,251
Hospital	—	3,193	—	3,193
Industrial Development Revenue/Pollution Control Revenue	—	3,497	—	3,497
Other Revenue	—	3,539	—	3,539
Prerefunded	—	156	—	156
Utility	—	928	—	928

Total California	—	15,816	—	15,816

Colorado
Certificate of Participation/Lease	—	318	—	318
Hospital	—	1,033	—	1,033
Housing	—	1,434	—	1,434
Water & Sewer	—	1,170	—	1,170

Total Colorado	—	3,955	—	3,955

Connecticut
Education	—	1,637	—	1,637
General Obligation	—	83	—	83
Housing	—	3,667	—	3,667

Total Connecticut	—	5,387	—	5,387

Delaware
General Obligation	—	101	—	101
Hospital	—	1,321	—	1,321
Housing	—	567	—	567

Total Delaware	—	1,989	—	1,989

District of Columbia
General Obligation	—	1,724	—	1,724
Other Revenue	—	3,004	—	3,004
Transportation	—	758	—	758

Total District of Columbia	—	5,486	—	5,486

Florida
Education	—	126	—	126
General Obligation	—	153	—	153
Hospital	—	3,500	—	3,500
Housing	—	912	—	912
Prerefunded	—	56	—	56
Utility	—	1,538	—	1,538
Water & Sewer	—	555	—	555

Total Florida	—	6,840	—	6,840

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Education	$—	$700	$—	$700
General Obligation	—	564	—	564
Housing	—	1,342	—	1,342
Utility	—	3,005	—	3,005

Total Georgia	—	5,611	—	5,611

Illinois
Education	—	2,967	—	2,967
General Obligation	—	100	—	100
Hospital	—	930	—	930
Housing	—	2,531	—	2,531
Other Revenue	—	2,096	—	2,096

Total Illinois	—	8,624	—	8,624

Indiana
Education	—	103	—	103
Hospital	—	1,662	—	1,662
Housing	—	304	—	304
Industrial Development Revenue/Pollution Control Revenue	—	7,371	—	7,371
Other Revenue	—	1,469	—	1,469
Prerefunded	—	904	—	904

Total Indiana	—	11,813	—	11,813

Iowa
Housing	—	1,514	—	1,514
Kansas
Hospital	—	435	—	435
Industrial Development Revenue/Pollution Control Revenue	—	451	—	451

Total Kansas	—	886	—	886

Kentucky
Education	—	475	—	475
Housing	—	62	—	62
Industrial Development Revenue/Pollution Control Revenue	—	4,757	—	4,757

Total Kentucky	—	5,294	—	5,294

Louisiana
Industrial Development Revenue/Pollution Control Revenue	—	400	—	400
Utility	—	107	—	107
Water & Sewer	—	504	—	504

Total Louisiana	—	1,011	—	1,011

Maine
Housing	—	1,035	—	1,035
Other Revenue	—	107	—	107

Total Maine	—	1,142	—	1,142

Maryland
Housing	—	1,410	—	1,410
Transportation	—	560	—	560

Total Maryland	—	1,970	—	1,970

58	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Massachusetts
Education	$—	$3,238	$—	$3,238
Hospital	—	150	—	150
Housing	—	3,043	—	3,043
Prerefunded	—	583	—	583
Transportation	—	760	—	760

Total Massachusetts	—	7,774	—	7,774

Michigan
General Obligation	—	2,249	—	2,249
Hospital	—	2,100	—	2,100
Housing	—	3,061	—	3,061
Industrial Development Revenue/Pollution Control Revenue	—	497	—	497
Other Revenue	—	1,003	—	1,003
Prerefunded	—	211	—	211

Total Michigan	—	9,121	—	9,121

Minnesota
Education	—	1,100	—	1,100
General Obligation	—	102	—	102
Hospital	—	1,500	—	1,500
Housing	—	3,339	—	3,339
Other Revenue	—	900	—	900
Prerefunded	—	437	—	437
Utility	—	865	—	865

Total Minnesota	—	8,243	—	8,243

Mississippi
General Obligation	—	168	—	168
Industrial Development Revenue/Pollution Control Revenue	—	750	—	750

Total Mississippi	—	918	—	918

Missouri
Hospital	—	1,950	—	1,950
Housing	—	1,942	—	1,942
Industrial Development Revenue/Pollution Control Revenue	—	89	—	89
Other Revenue	—	1,500	—	1,500
Prerefunded	—	207	—	207

Total Missouri	—	5,688	—	5,688

Montana
Housing	—	547	—	547
Nevada
Prerefunded	—	101	—	101
New Hampshire
Housing	—	210	—	210
Industrial Development Revenue/Pollution Control Revenue	—	1,001	—	1,001

Total New Hampshire	—	1,211	—	1,211

New Jersey
Education	—	1,088	—	1,088
General Obligation	—	723	—	723
Hospital	—	1,112	—	1,112
Other Revenue	—	106	—	106
Prerefunded	—	244	—	244
Transportation	—	1,525	—	1,525

Total New Jersey	—	4,798	—	4,798

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Mexico
Housing	$—	$1,043	$—	$1,043
Transportation	—	214	—	214

Total New Mexico	—	1,257	—	1,257

New York
Education	—	1,551	—	1,551
General Obligation	—	2,396	—	2,396
Housing	—	4,549	—	4,549
Other Revenue	—	2,510	—	2,510
Prerefunded	—	864	—	864
Transportation	—	372	—	372
Water & Sewer	—	3,067	—	3,067

Total New York	—	15,309	—	15,309

North Carolina
Certificate of Participation/Lease	—	1,550	—	1,550
Education	—	1,350	—	1,350
General Obligation	—	397	—	397
Hospital	—	1,545	—	1,545
Housing	—	1,746	—	1,746
Water & Sewer	—	1,920	—	1,920

Total North Carolina	—	8,508	—	8,508

North Dakota
Housing	—	1,721	—	1,721
Ohio
Education	—	202	—	202
General Obligation	—	123	—	123
Hospital	—	750	—	750
Housing	—	512	—	512
Industrial Development Revenue/Pollution Control Revenue	—	110	—	110
Other Revenue	—	1,088	—	1,088
Transportation	—	344	—	344

Total Ohio	—	3,129	—	3,129

Oklahoma
Housing	—	135	—	135
Other Revenue	—	11	—	11

Total Oklahoma	—	146	—	146

Oregon
Housing	—	2,585	—	2,585
Other Revenue	—	2,181	—	2,181
Prerefunded	—	103	—	103
Transportation	—	1,071	—	1,071
Utility	—	1,348	—	1,348

Total Oregon	—	7,288	—	7,288

Pennsylvania
Education	—	381	—	381
General Obligation	—	616	—	616
Hospital	—	2,030	—	2,030
Housing	—	3,560	—	3,560
Industrial Development Revenue/Pollution Control Revenue	—	403	—	403
Water & Sewer	—	1,625	—	1,625

Total Pennsylvania	—	8,615	—	8,615

60	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Rhode Island
Education	$—	$583	$—	$583
South Carolina
Housing	—	414	—	414
Other Revenue	—	1,860	—	1,860
Transportation	—	1,109	—	1,109

Total South Carolina	—	3,383	—	3,383

South Dakota
Housing	—	1,428	—	1,428
Tennessee
Housing	—	3,441	—	3,441
Other Revenue	—	95	—	95

Total Tennessee	—	3,536	—	3,536

Texas
Education	—	2,480	—	2,480
General Obligation	—	6,147	—	6,147
Housing	—	312	—	312
Prerefunded	—	528	—	528
Transportation	—	837	—	837

Total Texas	—	10,304	—	10,304

Utah
General Obligation	—	156	—	156
Hospital	—	2,200	—	2,200
Industrial Development Revenue/Pollution Control Revenue	—	800	—	800

Total Utah	—	3,156	—	3,156

Vermont
Education	—	880	—	880
Housing	—	2,935	—	2,935

Total Vermont	—	3,815	—	3,815

Virginia
Hospital	—	335	—	335
Other Revenue	—	654	—	654
Prerefunded	—	206	—	206

Total Virginia	—	1,195	—	1,195

Washington
General Obligation	—	106	—	106
Housing	—	877	—	877
Prerefunded	—	101	—	101
Transportation	—	116	—	116
Utility	—	386	—	386

Total Washington	—	1,586	—	1,586

Wisconsin
Education	—	2,240	—	2,240
Housing	—	5,261	—	5,261

Total Wisconsin	—	7,501	—	7,501

Wyoming
Hospital	—	628	—	628
Housing	—	55	—	55

Total Wyoming	—	683	—	683

Total Municipal Bonds	—	204,203	—	204,203

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—		$277	$—		$277
Energy	—		38	—		38
Health Care	—		38	—		38
Industrials	—		51	—		51
Information Technology	—		24	—		24

Total Loan Assignments	—		428	—		428

Closed End Funds	2,316		—	—		2,316
Warrants
Industrials	—		—	—	(a)	—	(a)
Short-Term Investments
Investment Company	73		—	—		73
U.S. Treasury Obligation	—		214	—		214

Total Short-Term Investments	73		214	—		287

Total Investments in Securities	$2,389		$212,950	$6,286		$221,625

Appreciation in Other Financial Instruments
Swaps	$—		$46	$—		$46

Depreciation in Other Financial Instruments
Futures Contracts	$—	(b)	$—	$—		$—	(b)
Swaps	—		(250)	—		(250)

Total Depreciation in Other Financial Instruments	$—	(b)	$(250)	$—		$(250)

(a)	Value is zero.
(b)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers between level 1 and level 2 during the year ended February 28, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Tax Aware High Income Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities :
Corporate Bonds — Materials	$—	(a)	$(20)	$20		$—	$—	$— (a)	$—	$—	$—
Municipal Bonds — New York	500		—	—	(a)	(1)	—	(499)	—	—	—
Preferred Stocks — Materials	—	(b)	(10)	10		—	—	—	—	—	—
Common Stocks — Energy	12		—	—	(a)	—	—	—	—	—	12
Common Stocks — Materials	—	(b)	— (a)	—	(a)	—	—	—	—	—	—
Loan Assignments — Consumer Discretionary	50		— (a)	—	(a)	— (a)	—	(50)	—	—	—

	$562		$(30)	$30		$(1)	$—	$(549)	$—	$—	$12

62	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

Tax Aware Income Opportunities Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities :
Asset-Backed Securities	$8,565	$54	$379	$94	$366	$(4,830)	$302	$—	$4,930
Collateralized Mortgage Obligations	287	(1)	23	(4)	654	(144)	—	—	815
Commercial Mortgage-Backed Securities	1,584	63	(147)	4	28	(991)	—	—	541
Corporate Bonds — Consumer Discretionary	—	—	—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	—	—	—	—	—	—	—	—	(b)

	$10,436	$116	$255	$94	$1,048	$(5,965)	$302	$—	$6,286

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

There were no significant transfers between level 2 and level 3 during the year ended February 28, 2018.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2018, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

	Value
Tax Aware High Income Fund	$—	(a)
Tax Aware Income Opportunities Fund	146

(a)	Amount rounds to less than 500.

This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,930	Discounted Cash Flow	Constant Prepayment Rate	1.40% - 100.00% (6.27%)
			Constant Default Rate	0.00% - 8.53% (5.07%)
			Yield (Discount Rate of Cash Flows)	2.90% - 5.44% (4.03%)

Asset-Backed Securities	4,930

	816	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	3.24% - 3.34 (3.30%)

Collateralized Mortgage Obligations	816

	284	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.84% - 7.16% (6.70%)

Commercial Mortgage-Backed Securities	284

	—	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—

Total	$6,030

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At February 28, 2018, the value of these securities was approximately $256,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of February 28, 2018, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Loan Assignments — The Funds may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the funds may be able to enforce their rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

D. Derivatives — Tax Aware Income Opportunities Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — Tax Aware Income Opportunities Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

64	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — Tax Aware Income Opportunities Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Tax Aware Income Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Tax Aware Income Opportunities Fund used return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

(3). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures (a)		Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—		$—	$115	$115

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	(c)	$—	$—	$— (c)
Credit contracts	Payables	—		(184)	(32)	(216)

		$—	(c)	$(184)	$(32)	$(216)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(c)	Amount rounds to less than 500.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2018 (amounts in thousands):

Tax Aware Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$7	$—	$—	$7
Barclays Bank plc	18	—	—	18
BNP Paribas	29	—	—	29
Citibank, N.A.	7	—	—	7
Credit Suisse International	17	—	—	17
Goldman Sachs International	30	(30)	—	—
Morgan Stanley	7	—	—	7

	$115	$(30)	$—	$85

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Pledged	Net Amount Due To Counterparty (Not less than zero)
Goldman Sachs International	$32	$(30)	$—	$2

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

66	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2018, by primary underlying risk exposure (amounts in thousands):

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$5	$—	$5
Credit contracts	—	(179)	(179)

Total	$5	$(179)	$(174)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Swaps	Total
Interest rate contracts	$3	$—	$3
Credit contracts	—	(186)	(186)

Total	$3	$(186)	$(183)

Tax Aware Income Opportunities Fund’s derivatives contracts held at February 28, 2018 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below discloses the volume of Tax Aware Income Opportunities Fund’s futures contracts and swaps activity during the year ended February 28, 2018 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Short	$1,391
Ending Notional Balance Short	539
Credit Default Swaps:
Average Notional Balance — Buy Protection	12,970
Average Notional Balance — Sell Protection	420	(a)
Ending Notional Balance — Buy Protection	14,235
Total Return Swaps:
Average Notional Balance — Receives Floating rate	162

(a)	For the period March 1, 2017 through May 31, 2017.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.).

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities or delayed delivery securities, including To Be Announced (“TBA”) securities and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Funds had when-issued securities and delayed delivery securities outstanding as of February 28, 2018, which are shown as Receivable for Investment securities sold-delayed delivery securities and Payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2018 are detailed on the SOIs.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statement of Operations.

H. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses, and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee, which has been renamed as the Service Fee. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the year ended February 28, 2018 are as follows (amounts in thousands):

	Class A	Class C		Class I		Total
Tax Aware High Income Fund
Transfer agency fees	$3	$1		$2		$6
Sub-transfer agency fees	1	1		—	(a)	2
Tax Aware Income Opportunities Fund
Transfer agency fees	3	1		3		7
Sub-transfer agency fees	—	—	(a)	—		—	(a)

(a)	Amount rounds to less than 500.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

68	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Tax Aware High Income Fund	$(12)	$10	$2
Tax Aware Income Opportunities Fund	—	(48)	48

The reclassifications for the Funds relate primarily to reclassification of distributions and investments in swaps.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2018, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class I Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2018, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Tax Aware High Income Fund	$7	$—
Tax Aware Income Opportunities Fund	2	—	(a)

(a)	Amount rounds to less than 500.

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I
Tax Aware High Income Fund*	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund**	0.75	1.25	0.50

*	The expense limitation agreement was in effect for the year ended February 28, 2018, and is in place until at least June 30, 2018.
**	The expense limitation agreement was in effect for the year ended February 28, 2018, and is in place until at least October 31, 2018.

For the year ended February 28, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total
Tax Aware High Income Fund	$319	$82	$86	$487
Tax Aware Income Opportunities Fund	881	197	21	1,099

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and JPMDS, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2018 were as follows (amounts in thousands):

Tax Aware High Income Fund	$12
Tax Aware Income Opportunities Fund	1

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2018, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Tax Aware High Income Fund	$20,997	$16,097
Tax Aware Income Opportunities Fund	222,578	238,901

During the year ended February 28, 2018, there were no purchases or sales of U.S. Government securities.

70	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$102,636	$2,097	$802	$1,295
Tax Aware Income Opportunities Fund	222,368	1,423	2,267	(844)

The difference between the book and tax basis appreciation (depreciation) on investments is primarily attributed to debt modifications and non-taxable dividends.

The tax character of distributions paid during the year ended February 28, 2018 was as follows (amounts in thousands):

	Ordinary Income*	Tax Exempt Income	Total Distribution Paid
Tax Aware High Income Fund	$385	$2,191	$2,576
Tax Aware Income Opportunities Fund	1,254	3,384	4,638

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
Tax Aware High Income Fund	$722	$2,147	$2,869
Tax Aware Income Opportunities Fund	1,808	2,640	4,448

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Tax Exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$—	$—	$(536)	$1,295
Tax Aware Income Opportunities Fund	—	49	(3,196)	(852)

For the Funds, the cumulative timing differences primarily consist of post-October capital loss deferrals and capital loss carryforwards.

At February 28, 2018 the Funds had net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Tax Aware High Income Fund	$189	$347
Tax Aware Income Opportunities Fund	853	2,343

During the year ended February 28, 2018 the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Total Capital Loss Carryforwards Utilized
Tax Aware High Income Fund	$2

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2018, the Funds deferred to March 1, 2018 the following net capital losses of (amounts in thousands):

		Net Capital Loss
	Specified Ordinary Loss	Short-Term	Long-Term
Tax Aware High Income Fund	$—	$2	$122
Tax Aware Income Opportunities Fund	2	133	145

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2018, or at any time during the year ended February 28, 2018.

The Trust, along with certain other trusts (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 28, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2018, the Funds had omnibus accounts, which owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund
Tax Aware High Income Fund	3	17.7%	5	23.0%
Tax Aware Income Opportunities Fund	—	—	7	48.3

Significant shareholder transactions by these shareholders may impact the fund’s performance.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities, and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Fund(s) may face a

72	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

For the year ended February 28, 2018, the Funds invested substantially all of their assets in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of February 28, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

9. New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

10. Reorganization

At a meeting held November 14–15, 2017, the Boards of Trustees of JPM I and JPM Trust II (“JPM II”) approved, subject to shareholder approval, the reorganization of Tax Aware Income Opportunities Fund into JPM Tax Free Bond Fund a separate fund of JPM II. Completion of the reorganization is subject to a number of conditions, including approval by the shareholders of Tax Aware High Income Opportunities Fund.

The approval of the shareholders of Tax Aware Income Opportunities Fund was sought at a special meeting of shareholders held on March 28, 2018, which meeting was adjourned to April 19, 2018 to allow time for shareholders to vote on the proposal.

The results of the voting, as of March 28, 2018, by number of shares, were as follows:

Votes Received (Amounts in thousands)
For	9,437
Against	4,740
Abstain	173

The merger was approved by the shareholders of the Fund when the special meeting reconvened on April 19, 2018.

The results of the voting, as of April 19, 2018, by number of shares, were as follows:

Votes Received (Amounts in thousands)
For	10,307
Against	4,780
Abstain	210

11. Subsequent Event

During the period February 28, 2018 through April 20, 2018, Tax Aware Income Opportunities Fund had net redemptions of approximately $50,232,000. This amount represented 23% of the Fund’s net assets as of February 28, 2018.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund (two of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

74	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present) Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	75

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Funds’ independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Funds’ financial statements and do not provide other services to the Funds. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

76	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	77

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$990.00	$3.16	0.64%
Hypothetical	1,000.00	1,021.62	3.21	0.64
Class C
Actual	1,000.00	987.50	5.62	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class I (formerly Select Class)
Actual	1,000.00	990.50	2.67	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	996.00	3.71	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	993.60	6.18	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class I (formerly Select Class)
Actual	1,000.00	997.40	2.48	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

78	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2018

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2018 (amounts in thousands):

Exempt Distributions Paid
Tax Aware High Income Fund	$2,191
Tax Aware Income Opportunities Fund	3,384

FEBRUARY 28, 2018	J.P. MORGAN TAX AWARE FUNDS	79

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	AN-TAI-218

Annual Report

J.P. Morgan Income Funds

February 28, 2018

JPMorgan Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectuses for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economic expansion continued through its ninth consecutive year, supported by central bank policies, corporate earnings growth, consumer confidence and stable energy prices. Global equity and bond prices generally rose throughout the twelve months ended February 28, 2018, but fought to rebound from a sharp sell-off in early February.

“Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017.” — George C.W. Gatch

During the reporting period, the U.S. Federal Reserve (the “Fed”) raised benchmark interest rates three times in response to a tightening labor market and early but muted signs of price inflation. Meanwhile, U.S. gross domestic product (GDP) surged to a better-than-expected 2.9% in the final quarter of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

Labor markets in the U.S. continued to tighten, with the unemployment rate falling to 4.1% in October and remaining at that level through February. Labor force participation rates also rose somewhat but wage growth remained subdued.

Meanwhile, surging U.S. consumer confidence, record low volatility in financial markets and the December enactment of tax cut legislation appeared to provide additional fuel to the rally in equities that lasted from March through January. The Standard & Poor’s 500 Index (the “S&P 500”) reached record closing highs throughout the reporting period until February’s sell-off, which snapped a 15-month run of gains. Amid the sell-off, prices for government and corporate bonds plummeted.

Analysts largely attributed the sell-off to investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. Historically high equity market valuations added fuel to the sell-off. While equity prices had somewhat rebounded by the end of February, bond prices remained under pressure.

In response to continued economic growth, the European Central Bank in January reduced its monthly asset purchases by half, though it left its benchmark interest rate unchanged at 0%. In November, the Bank of England raised interest rates for the first time in a decade and preparations for Britain’s exit from the European Union continued to move forward. Political uncertainty in Europe appeared to recede somewhat. In May, centrist politician Emmanuel Macron decisively defeated a challenge from far-right candidate Marine Le Pen to become France’s president. In October, a separatist movement in Spain’s Catalonia region was largely thwarted by the central government in Madrid. And at the end of the reporting period, German Chancellor Angela Merkel ended a political stalemate by successfully forming a governing coalition.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises export prices.

Key fundamental drivers of asset prices remain in place even as financial market volatility has risen from the historic lows seen throughout 2017. While leading central banks have edged toward policy normalization, they largely continue to be accommodative to financial markets. Corporate earnings have increased and business investment began to rise in the latter part of the reporting period. Consumer sentiment is buoyant and the global economy continued to expand in a synchronized fashion. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	1

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1, *	3.52%
Bloomberg Barclays U.S. Aggregate Index	0.51%

Net Assets as of 2/28/2018	$189,805,259
Duration as of 2/28/2018	3.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

During the reporting period, U.S. bond markets provided positive returns but largely underperformed U.S. equities, which were supported by rising corporate profits, continued low interest rates and synchronized economic growth. In early February 2018, a sharp sell-off pushed down prices for both fixed income and equity securities. Generally, investors blamed the sell-off on a surge in U.S. Treasury bond yields, which move in the opposite direction of bond prices, as well as uncertainty about U.S. Federal Reserve policy and historically high equity valuations.

While U.S. equity prices rebounded somewhat from the sell-off, yields on corporate bonds and U.S. Treasury bonds remained at elevated levels at the end of the reporting period. Within fixed income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds. However, bond prices overall were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion entered its ninth year.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to an index. This allows the Fund to shift its allocations based on changing market conditions. For the twelve months ended February 28, 2018, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

The Fund’s allocations to high yield bonds, emerging markets debt and securitized bonds were leading contributors to absolute performance.

Relative to the Index, the Fund’s allocations to emerging markets debt and high yield bonds, which are not held in the Index, helped performance. The Fund’s overall duration was shorter than that of the Index, which contributed to relative performance as interest rates rose during the reporting period. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller price decline when interest rates rise.

During the reporting period, the Fund’s Class I Shares distributed approximately $0.041 per share each month, with the exception of the December 2017 distribution, which was approximately $0.058.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed had low correlations to each other. During the reporting period, the Fund’s managers increased their allocation to asset-backed securities and commercial mortgage-backed securities. The Fund decreased its exposure to agency mortgage-backed securities. The Fund’s overall duration increased to 3.76 years at February 28, 2018 from 3.36 years at February 28, 2017.

PORTFOLIO COMPOSITION***
Corporate Bonds	39.9%
Asset-Backed Securities	22.9
Commercial Mortgage-Backed Securities	13.9
Collateralized Mortgage Obligations	12.5
Foreign Government Securities	6.0
Municipal Bonds	2.5
Loan Assignments	1.3
U.S. Treasury Obligation	1.0
Others (each less than 1.0%)	0.0	(a)

[1]	Effective April 3, 2017, Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.05%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge*		(0.61)%	2.18%	2.38%
Without Sales Charge		3.25	3.48	3.43
CLASS C SHARES	June 2, 2014
With CDSC**		1.69	2.92	2.86
Without CDSC		2.69	2.92	2.86
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	June 2, 2014	3.52	3.71	3.65
CLASS R6 SHARES	June 2, 2014	3.53	3.78	3.73

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Income Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index from June 2, 2014 to February 28, 2018. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The

Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	3

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 22.0%
368,770	ABFC Trust, Series 2002-OPT1, Class M1, 2.72%, 05/25/2032 (z) (bb)	363,719
	American Credit Acceptance Receivables Trust,
60,000	Series 2016-4, Class D, 4.11%, 04/12/2023 (e)	60,763
980,000	Series 2017-2, Class E, 5.52%, 03/12/2024 (e)	998,369
74,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 07/18/2023	73,625
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
422,202	Series 2003-1, Class M2, 4.40%, 02/25/2033 (z) (bb)	428,741
624,199	Series 2003-11, Class M2, 4.10%, 12/25/2033 (z) (bb)	631,920
293,327	Series 2003-12, Class M2, 4.17%, 01/25/2034 (z) (bb)	296,802
65,204	Series 2003-13, Class AF5, SUB, 5.12%, 01/25/2034 (bb)	70,461
67,499	Series 2003-13, Class AF6, SUB, 5.12%, 01/25/2034 (bb)	76,478
425,000	Anchor Assets IX LLC, Series 2016-1, Class B, 6.25%, 02/15/2020 (e) (bb)	425,000
89,854	Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M4, 7.25%, 10/25/2033 (z) (bb)	92,722
2,000,000	Business Jet Securities LLC, Series 2018-1, Class B, 6.05%, 02/15/2033 (e)	1,999,989
991,102	Camillo Issuer LLC, Series 2017-SFR1, Class A, 5.50%, 06/05/2027 (e) (bb)	991,102
350,000	CarFinance Capital Auto Trust, Series 2015-1A, Class E, 5.49%, 01/18/2022 (e) (bb)	350,771
	Centex Home Equity Loan Trust,
218,677	Series 2003-B, Class AF4, SUB, 3.74%, 02/25/2032 (bb)	221,051
147,052	Series 2004-A, Class AF4, SUB, 5.01%, 08/25/2032 (bb)	149,088
	CIG Auto Receivables Trust,
75,000	Series 2017-1A, Class B, 3.81%, 05/15/2023 (e)	74,004
500,000	Series 2017-1A, Class C, 5.33%, 12/16/2024 (e)	493,551
	Citi Held For Asset Issuance,
769,230	Series 2015-PM1, Class C, 5.01%, 12/15/2021 (e) (bb)	774,037
1,630,000	Series 2015-PM2, Class C, 5.96%, 03/15/2022 (e)	1,653,105

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

440,000	Series 2015-PM3, Class C, 6.99%, 05/16/2022 (e)	451,329
	CLUB Credit Trust,
79,336	Series 2017-P1, Class A, 2.42%, 09/15/2023 (e)	79,210
940,000	Series 2017-P1, Class B, 3.56%, 09/15/2023 (e)	940,435
790,000	Series 2017-P2, Class B, 3.56%, 01/15/2024 (e) (bb)	789,133
	CPS Auto Receivables Trust,
434,000	Series 2014-B, Class D, 4.62%, 05/15/2020 (e)	436,266
400,000	Series 2018-A, Class D, 3.66%, 12/15/2023 (e)	398,020
223,304	CWABS, Inc., Series 2003-5, Class AF5, SUB, 5.23%, 02/25/2034 (bb)	229,694
380,000	Drive Auto Receivables Trust, Series 2017-1, Class D, 3.84%, 03/15/2023	384,355
	DT Auto Owner Trust,
365,000	Series 2015-3A, Class D, 4.53%, 10/17/2022 (e)	371,325
175,000	Series 2016-1A, Class D, 4.66%, 12/15/2022 (e) (bb)	177,824
750,000	Series 2016-3A, Class D, 4.52%, 06/15/2023 (e)	762,507
500,000	Series 2017-2A, Class E, 6.03%, 01/15/2024 (e)	515,944
750,000	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	746,214
905,000	Series 2017-3A, Class E, 5.60%, 08/15/2024 (e)	920,150
83,000	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	82,490
100,000	Series 2017-4A, Class E, 5.15%, 11/15/2024 (e)	100,433
	Equity One Mortgage Pass-Through Trust,
138,305	Series 2003-2, Class M2, 5.49%, 09/25/2033 (z) (bb)	136,935
106,757	Series 2004-2, Class M1, SUB, 5.69%, 07/25/2034 (bb)	108,869
	Exeter Automobile Receivables Trust,
350,000	Series 2015-2A, Class D, 5.79%, 05/16/2022 (e)	360,491
750,000	Series 2016-3A, Class D, 6.40%, 07/17/2023 (e)	781,567
773,000	Series 2017-3A, Class C, 3.68%, 07/17/2023 (e)	771,763
880,000	Series 2018-1A, Class E, 4.64%, 10/15/2024 (e)	874,926

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Flagship Credit Auto Trust,
175,000	Series 2017-4, Class D, 3.58%, 01/15/2024 (e)	174,522
691,461	Series 2017-R, Class B, 8.00%, 05/17/2023 (e) (bb)	691,461
330,000	Kabbage Asset Securitization LLC, Series 2017-1, Class C, 8.00%, 03/15/2022 (e) (bb)	348,422
325,000	LendingClub Issuance Trust, Series 2016-NP2, Class B, 6.00%, 01/17/2023 (e)	331,727
	Lendmark Funding Trust,
1,000,000	Series 2017-1A, Class C, 5.41%, 12/22/2025 (e)	1,027,395
540,000	Series 2017-2A, Class B, 3.38%, 05/20/2026 (e) (bb)	535,142
540,000	Series 2017-2A, Class C, 4.33%, 05/20/2026 (e) (bb)	536,269
203,879	Long Beach Mortgage Loan Trust, Series 2003-4, Class M2, 4.25%, 08/25/2033 (z) (bb)	206,624
302,312	LV Tower 52 Issuer, Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	302,312
750,000	Mariner Finance Issuance Trust, Series 2017-AA, Class C, 6.73%, 02/20/2029 (e) (bb)	770,879
	Marlette Funding Trust,
295,000	Series 2017-3A, Class B, 3.01%, 12/15/2024 (e)	293,342
295,000	Series 2017-3A, Class C, 4.01%, 12/15/2024 (e)	297,128
389,174	MFA Trust, Series 2017-NPL1, Class A1, SUB, 3.35%, 11/25/2047 (e) (bb)	386,934
166,490	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e)	166,410
364,245	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, SUB, 3.00%, 07/25/2057 (e) (bb)	362,041
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.33%, 09/18/2024 (e) (bb)	100,539
100,000	Series 2014-2A, Class D, 5.31%, 09/18/2024 (e) (bb)	100,529
250,000	Series 2015-1A, Class C, 5.12%, 03/18/2026 (e)	251,905
1,100,000	Series 2017-1A, Class D, 4.52%, 09/14/2032 (e)	1,094,721
293,000	Oportun Funding VI LLC, Series 2017-A, Class B, 3.97%, 06/08/2023 (e) (z) (bb)	286,311

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

273,714	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M1, SUB, 5.10%, 07/25/2035 (bb)	268,467
319,931	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL5, Class A1, 3.33%, 12/30/2032 (e) (z)	319,056
735,000	Prosper Marketplace Issuance Trust, Series 2017-3A, Class B, 3.36%, 11/15/2023 (e)	731,820
133,149	RAMP Trust, Series 2002-RS2, Class AI5, 6.00%, 03/25/2032 (z) (bb)	134,799
1,000,000	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	1,000,000
	Renaissance Home Equity Loan Trust,
179,046	Series 2003-4, Class M2F, SUB, 6.24%, 03/25/2034 (bb)	170,490
645,000	Series 2005-2, Class M1, SUB, 5.05%, 08/25/2035 (bb)	656,396
469,253	Renew, (Cayman Islands), Series 2017-1A, Class B, 5.75%, 09/20/2052 (e) (bb)	477,821
320,658	Saxon Asset Securities Trust, Series 2002-2, Class AF5, SUB, 6.49%, 01/25/2031 (bb)	328,942
361,667	Security National Mortgage Loan Trust, Series 2004-2A, Class AF3, 5.77%, 11/25/2034 (e) (z) (bb)	363,023
	SoFi Consumer Loan Program LLC,
400,000	Series 2016-5, Class B, 4.55%, 09/25/2028 (e) (z) (bb)	406,272
100,000	Series 2017-6, Class B, 3.52%, 11/25/2026 (e) (bb)	98,708
100,000	Series 2017-6, Class C, 4.02%, 11/25/2026 (e) (bb)	99,828
	SoFi Consumer Loan Program Trust,
450,000	Series 2018-1, Class B, 3.65%, 02/25/2027 (e)	447,876
450,000	Series 2018-1, Class C, 3.97%, 02/25/2027 (e)	447,339
750,000	Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	753,162
242,305	Structured Asset Investment Loan Trust, Series 2004-8, Class M3, 2.60%, 09/25/2034 (z) (bb)	231,621
267,527	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.57%, 05/15/2021 (e)	267,594
540,000	United Auto Credit Securitization Trust, Series 2018-1, Class D, 3.52%, 11/10/2022 (e)	537,789

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	5

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
961,961	USASF Receivables LLC, Series 2017-1, Class B, 7.63%, 09/15/2030 (e) (bb)	961,961
1,620,000	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 02/16/2043 (e)	1,627,595
497,925	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 06/25/2047 (e) (bb)	495,402
180,777	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	180,133
93,098	VOLT LXII LLC, Series 2017-NPL9, Class A1, SUB, 3.13%, 09/25/2047 (e) (bb)	92,505
210,000	VOLT LXIII LLC, Series 2017-NP10, Class A1, SUB, 3.00%, 10/25/2047 (e) (bb)	209,871
127,489	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.37%, 10/25/2047 (e)	127,295
63,680	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	63,766
	Westlake Automobile Receivables Trust,
350,000	Series 2016-1A, Class E, 6.52%, 06/15/2022 (e) (bb)	358,466
1,000,000	Series 2018-1A, Class F, 5.60%, 07/15/2024 (e)	998,458

	Total Asset-Backed Securities (Cost $41,583,494)	41,766,246

Collateralized Mortgage Obligations — 12.0%
500,000	Acre, Series 2017-B, 0.00%, 12/15/2020 (bb)	500,000
	Alternative Loan Trust,
50,660	Series 2004-18CB, Class 5A1, 6.25%, 09/25/2034	51,196
32,647	Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	32,907
42,869	Series 2005-23CB, Class A7, 5.25%, 07/25/2035	39,973
115,067	Series 2005-23CB, Class A16, 5.50%, 07/25/2035	113,834
896,631	Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	892,721
514,343	Series 2005-J14, Class A3, 5.50%, 12/25/2035	453,818
187,000	Angel Oak Mortgage Trust LLC, Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	186,376
85,713	Banc of America Alternative Loan Trust, Series 2005-3, Class 2A1, 5.50%, 04/25/2020	86,364
681,360	Banc of America Funding Trust, Series 2007-5, Class 4A1, 1.99%, 07/25/2037 (z)	472,154

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

263,250	Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, 3.55%, 08/25/2034 (z)	266,365
175,646	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.66%, 09/25/2033 (bb)	161,425
90,940	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-8, Class 1A5, 5.50%, 11/25/2035	87,832
	Citigroup Mortgage Loan Trust, Inc.,
201,147	Series 2003-1, Class 3A5, 5.25%, 09/25/2033	202,089
36,833	Series 2004-NCM2, Class 3CB2, 6.50%, 08/25/2019	37,216
439,034	CSFB Mortgage-Backed Pass-Through, Series 2005-4, Class 2A5, 2.17%, 06/25/2035 (z)	374,921
226,527	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 3A5, SUB, 6.16%, 12/25/2033	227,109
500,000	DT Asset Trust, 5.84%, 12/16/2022 (bb)	499,850
	FHLMC REMIC,
4,645,482	Series 3782, Class PI, IO, 4.00%, 11/15/2028	102,026
4,151,503	Series 4074, IO, 3.00%, 07/15/2027	376,872
1,832,649	Series 4102, Class BI, IO, 3.50%, 08/15/2027	360,337
576,931	Series 4116, Class LS, IF, IO, 4.61%, 10/15/2042 (z)	105,667
958,292	Series 4120, Class JS, IF, IO, 4.61%, 10/15/2032 (z)	135,312
1,846,668	Series 4136, Class UI, IO, 2.50%, 11/15/2027	142,697
780,732	Series 4149, IO, 3.00%, 01/15/2033	107,659
2,571,514	Series 4160, IO, 3.00%, 01/15/2033	365,998
3,232,990	Series 4212, Class MI, IO, 3.00%, 06/15/2033	441,135
780,887	Series 4321, Class PI, IO, 4.50%, 01/15/2044	155,623
1,001,945	Series 4495, Class PI, IO, 4.00%, 09/15/2043	165,163
709,757	Series 4535, Class PI, IO, 4.00%, 03/15/2044	120,140
711,396	Series 4550, Class DI, IO, 4.00%, 03/15/2044	120,456
673,465	Series 4570, Class PI, IO, 4.00%, 03/15/2044	113,203
657,365	Series 4585, Class JI, IO, 4.00%, 05/15/2045	116,808
535,820	Series 4599, Class SA, IF, IO, 4.41%, 07/15/2046 (z)	95,109

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
87,085	Series 4612, Class PI, IO, 3.50%, 06/15/2044	12,720
1,072,216	Series 4612, Class QI, IO, 3.50%, 05/15/2044	156,124
585,605	Series 4628, Class I, IO, 4.00%, 11/15/2046	121,982
682,130	Series 4628, Class PI, IO, 4.00%, 07/15/2045	122,347
1,133,943	Series 4657, Class QI, IO, 4.00%, 09/15/2044	199,684
1,390,003	Series 4670, Class TI, IO, 4.50%, 01/15/2044	255,249
1,415,984	Series 4681, Class SD, IF, IO, 4.56%, 05/15/2047 (z)	260,810
1,949,324	Series 4689, Class SD, IF, IO, 4.56%, 06/15/2047 (z)	371,846
1,885,875	Series 4694, Class SA, IF, IO, 4.51%, 06/15/2047 (z)	372,050
2,923,776	Series 4699, Class LI, IO, 4.00%, 04/15/2046	520,533
1,264,698	Series 4699, Class NI, IO, 4.00%, 12/15/2046	242,725
1,517,108	Series 4707, Class SA, IF, IO, 4.56%, 08/15/2047 (z)	299,126
1,330,268	Series 4709, Class SE, IF, IO, 4.56%, 08/15/2047 (z)	245,946
1,531,256	Series 4714, Class SA, IF, IO, 4.56%, 08/15/2047 (z)	292,486
	FHLMC STRIPS,
725,768	Series 304, Class C32, IO, 3.00%, 10/15/2026	57,867
2,398,643	Series 311, Class S1, IF, IO, 4.36%, 08/15/2043 (z)	440,344
1,922,077	Series 326, Class S2, IF, IO, 4.36%, 03/15/2044 (z)	346,509
	FNMA REMIC,
1,285,283	Series 2012-63, Class NI, IO, 4.00%, 06/25/2040	130,129
1,150,229	Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	235,822
518,292	Series 2012-133, Class HS, IF, IO, 4.53%, 12/25/2042 (z)	94,269
2,471,018	Series 2012-133, Class NS, IF, IO, 4.53%, 12/25/2042 (z)	449,443
918,615	Series 2016-6, Class KI, IO, 4.00%, 02/25/2044	148,807
756,595	Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	136,605
261,760	Series 2016-63, Class AS, IF, IO, 4.38%, 09/25/2046 (z)	48,628

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,948,133	Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	227,080
1,597,358	Series 2016-77, Class SA, IF, IO, 4.38%, 10/25/2046 (z)	321,759
967,213	Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	168,097
341,357	Series 2017-6, Class SB, IF, IO, 4.43%, 02/25/2047 (z)	61,044
1,636,767	Series 2017-13, Class AS, IF, IO, 4.43%, 02/25/2047 (z)	314,631
3,765,018	Series 2017-31, Class SG, IF, IO, 4.48%, 05/25/2047 (z)	698,285
367,688	Series 2017-39, Class ST, IF, IO, 4.48%, 05/25/2047 (z)	73,752
2,044,165	Series 2017-57, Class SA, IF, IO, 4.48%, 08/25/2057 (z)	332,942
2,345,837	Series 2017-69, Class SH, IF, IO, 4.58%, 09/25/2047 (z)	447,189
2,482,882	Series 2017-70, Class SA, IF, IO, 4.53%, 09/25/2047 (z)	480,689
2,456,537	Series 2017-90, Class SP, IF, IO, 4.53%, 11/25/2047 (z)	481,634
	FNMA STRIPS,
751,237	Series 421, Class 7, IO, 3.50%, 05/25/2030	63,920
1,008,741	Series 421, Class C3, IO, 4.00%, 07/25/2030	125,942
900,000	FNMA, Connecticut Avenue Securities, Series 2018-C01, Class 1M2, 3.87%, 07/25/2030 (z)	919,817
93,391	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 06/25/2034	95,715
500,000	Goodgreen Trust, Series 2017-R1, 5.00%, 10/20/2051 (bb)	492,700
207,265	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (e) (z)	147,549
465,616	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.62%, 09/25/2035 (z)	474,830
522,856	Impac CMB Trust, Series 2005-1, Class 1A2, 2.24%, 04/25/2035 (z)	483,923
95,441	JP Morgan Mortgage Trust, Series 2006-S1, Class 1A1, 6.00%, 04/25/2036	101,324
94,218	MASTR Alternative Loan Trust, Series 2003-5, Class 30B1, 5.89%, 08/25/2033 (z)	94,070
94,587	MASTR Asset Securitization Trust, Series 2003-11, Class 7A2, 5.25%, 12/25/2033	96,036
188,722	Merrill Lynch Mortgage Investors Trust, Series 2003-A5, Class 2A6, 3.50%, 08/25/2033 (z)	194,753

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	7

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
640,000	PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 2.85%, 02/25/2023 (e) (z)	640,000
171,472	RAAC Trust, Series 2005-SP1, Class 4A1, 7.00%, 09/25/2034	177,298
92,610	RALI Trust, Series 2004-QS7, Class A4, 5.50%, 05/25/2034	94,618
34,765,856	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class AIO, IO, 0.26%, 07/25/2056 (e) (z) (bb)	159,613
63,559	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.50%, 10/25/2034	64,816
217,431	WaMu Mortgage Pass-Through Certificates, Series 2003-S4, Class 2A2, 5.50%, 06/25/2033	219,829
	WaMu Mortgage Pass-Through Certificates Trust,
315,935	Series 2003-AR8, Class A, 3.23%, 08/25/2033 (z)	320,031
237,273	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	246,333
212,029	Series 2005-AR7, Class A3, 3.27%, 08/25/2035 (z)	213,429
	Wells Fargo Mortgage-Backed Securities Trust,
64,902	Series 2005-14, Class 1A1, 5.50%, 12/25/2035	66,894
298,336	Series 2005-AR4, Class 2A2, 3.73%, 04/25/2035 (z)	299,803
17,789	Series 2007-14, Class 1A1, 6.00%, 10/25/2037	17,608

	Total Collateralized Mortgage Obligations (Cost $23,292,734)	22,690,359

Commercial Mortgage-Backed Securities — 13.3%
1,000,000	Access PT Funding Trust, Series 2016-1, 7.00%, 02/15/2023 (bb)	998,563
	Banc of America Commercial Mortgage Trust,
39,965	Series 2006-1, Class E, 5.99%, 09/10/2045 (e) (z) (bb)	41,936
38,200	Series 2007-1, Class AMFX, 5.48%, 01/15/2049 (z)	38,701
30,960	Series 2007-3, Class B, 5.76%, 06/10/2049 (z) (bb)	31,254
705,000	Series 2007-3, Class F, 5.76%, 06/10/2049 (e) (z)	720,045
425,000	Series 2007-5, Class AJ, 5.98%, 02/10/2051 (z)	437,087
	BANK,
470,000	Series 2017-BNK6, Class D, 3.10%, 07/15/2060 (e) (bb)	365,055

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

440,000	Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (e) (z)	348,450
	Bear Stearns Commercial Mortgage Securities Trust,
266,867	Series 2005-T20, Class D, 5.11%, 10/12/2042 (z) (bb)	268,957
93,203	Series 2006-PW13, Class B, 5.66%, 09/11/2041 (e) (z) (bb)	94,395
	CD Mortgage Trust,
435,000	Series 2017-CD4, Class D, 3.30%, 05/10/2050 (e) (bb)	351,198
451,000	Series 2017-CD5, Class D, 3.35%, 08/15/2050 (e)	359,892
	Citigroup Commercial Mortgage Trust,
595,000	Series 2015-P1, Class D, 3.23%, 09/15/2048 (e) (bb)	475,436
430,000	Series 2016-P5, Class C, 4.32%, 10/10/2049 (z) (bb)	426,687
	COBALT CMBS Commercial Mortgage Trust,
435,000	Series 2007-C3, Class B, 5.88%, 05/15/2046 (z)	434,252
350,830	Series 2007-C3, Class AJ, 5.88%, 05/15/2046 (z)	352,398
	Commercial Mortgage Trust,
105,000	Series 2014-CR15, Class D, 4.76%, 02/10/2047 (e) (z) (bb)	98,262
300,000	Series 2014-CR16, Class C, 4.90%, 04/10/2047 (z) (bb)	310,740
106,000	Series 2015-CR23, Class CME, 3.68%, 05/10/2048 (e) (z)	103,489
185,000	Series 2015-CR24, Class D, 3.46%, 08/10/2048 (z) (bb)	146,172
66,009	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/2040	67,561
320,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class C, 4.32%, 06/15/2050 (bb)	322,985
	FHLMC Multifamily Structured Pass-Through Certificates,
3,253,000	Series K036, Class X3, IO, 2.11%, 12/25/2041 (z)	337,837
2,100,000	Series K038, Class X3, IO, 2.49%, 06/25/2042 (z)	269,493
4,580,000	Series K041, Class X3, IO, 1.64%, 11/25/2042 (z)	420,101
3,805,000	Series K042, Class X3, IO, 1.61%, 01/25/2043 (z)	343,736
4,530,000	Series K045, Class X3, IO, 1.50%, 04/25/2043 (z)	395,417

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
3,450,000	Series K046, Class X3, IO, 1.51%, 04/25/2043 (z)	303,923
3,400,000	Series K047, Class X3, IO, 1.49%, 06/25/2043 (z)	303,751
5,232,306	Series K050, Class X3, IO, 1.55%, 10/25/2043 (z)	500,567
4,995,000	Series K051, Class X3, IO, 1.61%, 10/25/2043 (z)	511,685
2,745,000	Series K054, Class X3, IO, 1.60%, 04/25/2043 (z)	280,411
2,305,000	Series K065, Class X3, IO, 2.18%, 07/25/2045 (z)	365,059
1,190,000	Series K067, Class X3, IO, 2.11%, 09/25/2044 (z)	181,578
1,315,000	Series K070, Class X3, IO, 2.04%, 12/25/2044 (z)	199,553
5,250,000	Series K072, Class X3, IO, 2.14%, 12/25/2050 (z)	859,271
6,035,000	Series K718, Class X3, IO, 1.44%, 02/25/2043 (z)	309,034
16,800,000	Series K720, Class X3, IO, 1.33%, 08/25/2042 (z)	872,770
18,996,150	Series K729, Class X1, IO, 0.37%, 10/25/2024 (z)	401,459
3,700,000	Series K729, Class X3, IO, 1.97%, 11/25/2044 (z)	406,393
	FNMA ACES,
10,813,922	Series 2011-M7, Class X, IO, 1.03%, 09/25/2018 (z)	16,421
12,273,721	Series 2014-M3, Class X2, IO, 0.10%, 01/25/2024 (z)	59,833
3,278,139	Series 2016-M4, Class X2, IO, 2.62%, 01/25/2039 (z)	356,473
200,000	FORT CRE LLC, Series 2016-1A, Class D, 7.47%, 05/21/2036 (e) (z)	202,997
	FREMF Mortgage Trust,
69,000	Series 2016-K53, Class B, 4.02%, 03/25/2049 (e) (z) (bb)	69,682
145,000	Series 2017-K67, Class B, 3.94%, 09/25/2049 (e) (z)	144,426
130,000	Series 2017-K67, Class C, 3.94%, 09/25/2049 (e) (z)	120,301
250,000	Series 2017-K728, Class B, 3.65%, 09/25/2024 (e) (z) (bb)	242,900
105,000	Series 2017-K728, Class C, 3.65%, 09/25/2024 (e) (z) (bb)	99,159
574,398	Series 2017-KF29, Class B, 5.13%, 02/25/2024 (e) (z)	596,558
723,600	Series 2017-KF36, Class B, 4.23%, 08/25/2024 (e) (z)	729,749

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

329,975	Series 2017-KF40, Class B, 4.28%, 11/25/2027 (e) (z) (bb)	332,572
389,464	Series 2017-KF41, Class B, 4.08%, 11/25/2024 (e) (z) (bb)	391,427
	GNMA,
12,924,053	Series 2012-89, IO, 0.78%, 12/16/2053 (z)	362,450
11,435,020	Series 2013-48, IO, 0.61%, 07/16/2054 (z)	477,755
5,514,859	Series 2015-115, IO, 0.62%, 07/16/2057 (z)	275,658
2,101,969	Series 2017-23, IO, 0.73%, 05/16/2059 (z)	135,847
12,089,461	GNMA, 30 Year, Single Family, Series 2012-28, IO, 0.25%, 07/16/2045 (z)	225,363
	GS Mortgage Securities Trust,
285,378	Series 2007-GG10, Class AM, 5.79%, 08/10/2045 (z)	289,946
400,000	Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (e) (z) (bb)	382,016
57,473	Series 2016-GS2, Class D, 2.75%, 05/10/2049 (e) (bb)	46,237
	JP Morgan Chase Commercial Mortgage Securities Trust,
90,544	Series 2005-LDP5, Class F, 5.70%, 12/15/2044 (z) (bb)	90,364
72,357	Series 2007-LD11, Class AM, 6.04%, 06/15/2049 (z)	73,360
84,212	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.09%, 07/15/2044 (z)	84,318
	LB-UBS Commercial Mortgage Trust,
250,296	Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z)	197,719
550,000	Series 2007-C6, Class AJ, 6.24%, 07/15/2040 (z)	568,215
79,949	Series 2007-C7, Class B, 6.39%, 09/15/2045 (z)	80,559
550,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class D, 3.25%, 12/15/2047 (e) (bb)	440,864
	Morgan Stanley Capital I Trust,
44,843	Series 2006-HQ9, Class D, 5.86%, 07/12/2044 (z) (bb)	44,816
60,176	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	60,208
102,144	Series 2007-HQ11, Class AJ, 5.51%, 02/12/2044 (z)	102,043

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	9

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	UBS Commercial Mortgage Trust,
95,000	Series 2017-C4, Class D, 2.90%, 10/15/2050 (e) (z) (bb)	65,135
160,000	Series 2017-C6, Class D, 2.50%, 12/15/2050 (e) (z)	110,951
	Wachovia Bank Commercial Mortgage Trust,
215,000	Series 2005-C21, Class D, 5.30%, 10/15/2044 (z) (bb)	213,929
250,535	Series 2006-C29, Class B, 5.43%, 11/15/2048 (z)	251,715
360,000	Series 2007-C30, Class B, 5.46%, 12/15/2043 (z)	362,306
510,000	Series 2007-C31, Class B, 5.70%, 04/15/2047 (z)	523,168
235,000	Series 2007-C31, Class C, 6.10%, 04/15/2047 (z)	239,040
127,902	Series 2007-C31, Class AJ, 5.66%, 04/15/2047 (z)	130,517
250,000	Series 2007-C33, Class B, 6.01%, 02/15/2051 (z) (bb)	237,500
140,000	Series 2007-C33, Class C, 6.01%, 02/15/2051 (z) (bb)	124,353
690,000	Series 2007-C33, Class AJ, 6.01%, 02/15/2051 (z)	693,450
250,000	Series 2007-C34, Class B, 6.20%, 05/15/2046 (z) (bb)	255,983
	Wells Fargo Commercial Mortgage Trust,
260,000	Series 2015-NXS1, Class D, 4.10%, 05/15/2048 (z)	230,708
600,000	Series 2016-BNK1, Class D, 3.00%, 08/15/2049 (e) (bb)	469,380

	Total Commercial Mortgage-Backed Securities (Cost $25,739,750)	25,263,924

Corporate Bonds — 38.2%
	Consumer Discretionary — 7.7%
	Auto Components — 0.7%
60,000	Allison Transmission, Inc., 4.75%, 10/01/2027 (e)	58,800
	American Axle & Manufacturing, Inc.,
395,000	6.25%, 04/01/2025	407,591
70,000	6.50%, 04/01/2027	72,275
130,000	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	132,600
250,000	Dana Financing Luxembourg SARL, 6.50%, 06/01/2026 (e)	267,500
	Icahn Enterprises LP,
30,000	6.25%, 02/01/2022	30,450
137,000	6.38%, 12/15/2025	137,514

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — continued
51,000	JB Poindexter & Co., Inc., 9.00%, 04/01/2022 (e)	52,657
194,000	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	205,640

		1,365,027

	Automobiles — 0.2%
220,000	General Motors Co., 6.25%, 10/02/2043	245,744
65,000	Tesla, Inc., 5.30%, 08/15/2025 (e)	61,912

		307,656

	Distributors — 0.0% (g)
47,000	Univar USA, Inc., 6.75%, 07/15/2023 (e)	48,821

	Diversified Consumer Services — 0.1%
135,000	New York University, 4.14%, 07/01/2048	126,805
100,000	Service Corp. International, 5.38%, 05/15/2024	103,115

		229,920

	Hotels, Restaurants & Leisure — 1.1%
49,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023 (e)	50,274
57,000	Eldorado Resorts, Inc., 6.00%, 04/01/2025	58,710
153,000	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	156,825
300,000	Grupo Posadas SAB de CV, (Mexico), Reg. S, 7.88%, 06/30/2022	313,500
200,000	International Game Technology plc, 6.50%, 02/15/2025 (e)	214,500
14,000	IRB Holding Corp., 6.75%, 02/15/2026 (e)	14,000
183,000	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	190,681
77,000	KFC Holding Co., 4.75%, 06/01/2027 (e)	75,267
150,000	LTF Merger Sub, Inc., 8.50%, 06/15/2023 (e)	157,125
	MGM Resorts International,
75,000	6.00%, 03/15/2023	79,781
200,000	6.75%, 10/01/2020	213,500
185,000	7.75%, 03/15/2022	206,275
	Scientific Games International, Inc.,
24,000	5.00%, 10/15/2025 (e)	23,730
28,000	7.00%, 01/01/2022 (e)	29,470
296,000	10.00%, 12/01/2022	321,012
68,000	Station Casinos LLC, 5.00%, 10/01/2025 (e)	66,300

		2,170,950

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Durables — 0.3%
93,000	American Greetings Corp., 7.88%, 02/15/2025 (e)	95,092
58,000	Lennar Corp., 5.25%, 06/01/2026 (e)	59,160
	Mattamy Group Corp., (Canada),
35,000	6.50%, 10/01/2025 (e)	36,575
37,000	6.88%, 12/15/2023 (e)	38,804
60,000	New Home Co., Inc. (The), 7.25%, 04/01/2022	62,250
	Tempur Sealy International, Inc.,
140,000	5.50%, 06/15/2026	137,550
100,000	5.63%, 10/15/2023	101,000

		530,431

	Internet & Direct Marketing Retail — 0.0% (g)
25,000	Netflix, Inc., 4.88%, 04/15/2028 (e)	24,563

	Leisure Products — 0.2%
	Mattel, Inc.,
33,000	3.15%, 03/15/2023	29,576
164,000	6.75%, 12/31/2025 (e)	166,870
100,000	Vista Outdoor, Inc., 5.88%, 10/01/2023	98,875

		295,321

	Media — 4.1%
	Altice Financing SA, (Luxembourg),
200,000	6.63%, 02/15/2023 (e)	199,750
915,000	7.50%, 05/15/2026 (e)	921,862
200,000	Altice Luxembourg SA, (Luxembourg), 7.75%, 05/15/2022 (e)	186,500
	AMC Entertainment Holdings, Inc.,
60,000	5.75%, 06/15/2025	58,350
15,000	5.88%, 11/15/2026	14,512
167,000	6.13%, 05/15/2027	161,990
69,000	Cablevision Systems Corp., 8.00%, 04/15/2020	73,326
	Charter Communications Operating LLC,
30,000	4.91%, 07/23/2025	30,894
86,000	6.38%, 10/23/2035	97,104
230,000	6.48%, 10/23/2045	259,097
	Clear Channel Worldwide Holdings, Inc.,
545,000	Series A, 6.50%, 11/15/2022	558,897
160,000	Series A, 7.63%, 03/15/2020	158,400
188,000	Series B, 6.50%, 11/15/2022	193,170
384,000	Series B, 7.63%, 03/15/2020	383,520
	CSC Holdings LLC,
273,000	5.25%, 06/01/2024	262,763
15,000	6.75%, 11/15/2021	15,778
535,000	10.88%, 10/15/2025 (e)	631,300

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	DISH DBS Corp.,
59,000	5.00%, 03/15/2023	54,206
442,000	5.88%, 11/15/2024	413,270
824,000	7.75%, 07/01/2026	811,640
	Gray Television, Inc.,
79,000	5.13%, 10/15/2024 (e)	77,420
32,000	5.88%, 07/15/2026 (e)	31,720
221,000	iHeartCommunications, Inc., 9.00%, 12/15/2019 (d)	176,248
150,000	Midcontinent Communications, 6.88%, 08/15/2023 (e)	158,063
303,000	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	312,090
220,000	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	228,250
108,000	Regal Entertainment Group, 5.75%, 02/01/2025	110,430
159,000	Sinclair Television Group, Inc., 5.88%, 03/15/2026 (e)	160,789
	Sirius XM Radio, Inc.,
57,000	5.00%, 08/01/2027 (e)	55,415
310,000	6.00%, 07/15/2024 (e)	324,725
	Univision Communications, Inc.,
53,000	5.13%, 05/15/2023 (e)	49,870
112,000	5.13%, 02/15/2025 (e)	103,460
	Viacom, Inc.,
13,000	4.38%, 03/15/2043	11,690
15,000	(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/2057 (aa)	15,135
9,000	(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)	9,249
48,000	WMG Acquisition Corp., 6.75%, 04/15/2022 (e)	49,830
400,000	Ziggo Bond Finance BV, (Netherlands), 6.00%, 01/15/2027 (e)	379,000

		7,739,713

	Multiline Retail — 0.2%
195,000	JC Penney Corp., Inc., 6.38%, 10/15/2036	131,625
282,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	170,610

		302,235

	Specialty Retail — 0.7%
36,000	Caleres, Inc., 6.25%, 08/15/2023	37,350
15,000	Claire’s Stores, Inc., 9.00%, 03/15/2019 (e)	10,200

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	11

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — continued
	L Brands, Inc.,
27,000	5.25%, 02/01/2028	25,987
481,000	6.75%, 07/01/2036	471,380
60,000	Penske Automotive Group, Inc., 5.50%, 05/15/2026	59,850
	PetSmart, Inc.,
365,000	5.88%, 06/01/2025 (e)	284,700
198,000	7.13%, 03/15/2023 (e)	126,205
5,000	8.88%, 06/01/2025 (e)	3,188
428,000	Staples, Inc., 8.50%, 09/15/2025 (e)	410,880

		1,429,740

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
10,000	4.63%, 05/15/2024 (e)	9,900
101,000	4.88%, 05/15/2026 (e)	99,233

		109,133

	Total Consumer Discretionary	14,553,510

	Consumer Staples — 1.6%
	Beverages — 0.0% (g)
50,000	Cott Holdings, Inc., (Canada), 5.50%, 04/01/2025 (e)	49,805

	Food & Staples Retailing — 0.8%
532,000	Albertsons Cos. LLC, 6.63%, 06/15/2024	490,105
248,000	New Albertson’s, Inc., 8.00%, 05/01/2031	212,660
185,000	Rite Aid Corp., 6.13%, 04/01/2023 (e)	186,388
	SUPERVALU, Inc.,
30,000	6.75%, 06/01/2021	29,625
258,000	7.75%, 11/15/2022	250,260
200,000	Tesco plc, (United Kingdom), 6.15%, 11/15/2037 (e)	210,678

		1,379,716

	Food Products — 0.6%
50,000	Dean Foods Co., 6.50%, 03/15/2023 (e)	48,875
126,000	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	131,985
250,000	FAGE International SA, (Luxembourg), 5.63%, 08/15/2026 (e)	234,844
	JBS USA LUX SA, (Brazil),
124,000	5.75%, 06/15/2025 (e)	118,731
69,000	5.88%, 07/15/2024 (e)	67,289
52,000	6.75%, 02/15/2028 (e)	51,490
79,000	7.25%, 06/01/2021 (e)	79,988
220,000	Kraft Heinz Foods Co., 5.20%, 07/15/2045	224,101

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
	Pilgrim’s Pride Corp.,
72,000	5.75%, 03/15/2025 (e)	71,640
14,000	5.88%, 09/30/2027 (e)	13,615
	Post Holdings, Inc.,
25,000	5.00%, 08/15/2026 (e)	23,750
117,000	5.75%, 03/01/2027 (e)	115,537

		1,181,845

	Household Products — 0.1%
110,000	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	110,000
113,000	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	109,610

		219,610

	Personal Products — 0.0% (g)
50,000	Revlon Consumer Products Corp., 6.25%, 08/01/2024	34,375

	Tobacco — 0.1%
120,000	BAT Capital Corp., (United Kingdom), 4.54%, 08/15/2047 (e)	116,714

	Total Consumer Staples	2,982,065

	Energy — 4.2%
	Energy Equipment & Services — 0.6%
19,000	Bristow Group, Inc., 8.75%, 03/01/2023 (e)	19,321
26,000	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	26,390
	Ensco plc,
16,000	5.20%, 03/15/2025	13,280
32,000	7.75%, 02/01/2026	30,280
	Nabors Industries, Inc.,
47,000	5.50%, 01/15/2023	46,648
38,000	5.75%, 02/01/2025 (e)	36,266
	Noble Holding International Ltd., (United Kingdom),
9,000	7.75%, 01/15/2024	8,190
26,000	7.88%, 02/01/2026 (e)	26,130
	Precision Drilling Corp., (Canada),
105,000	6.50%, 12/15/2021	106,837
54,000	7.13%, 01/15/2026 (e)	54,473
49,000	SESI LLC, 7.13%, 12/15/2021	49,980
144,000	Shelf Drilling Holdings Ltd., (United Arab Emirates), 8.25%, 02/15/2025 (e)	145,080
64,800	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	66,666

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Transocean, Inc.,
79,000	6.80%, 03/15/2038	63,595
67,000	7.50%, 01/15/2026 (e)	67,503
15,000	7.50%, 04/15/2031	13,537
38,000	9.00%, 07/15/2023 (e)	40,945
37,000	9.35%, 12/15/2041	37,000
53,000	Unit Corp., 6.63%, 05/15/2021	52,602
	Weatherford International Ltd.,
84,000	6.50%, 08/01/2036	63,840
39,000	7.75%, 06/15/2021	38,537
34,000	8.25%, 06/15/2023	32,980
20,000	9.88%, 02/15/2024	19,800

		1,059,880

	Oil, Gas & Consumable Fuels — 3.6%
305,000	Alta Mesa Holdings LP, 7.88%, 12/15/2024	324,825
5,000	Antero Resources Corp., 5.13%, 12/01/2022	5,044
277,000	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	283,925
15,000	California Resources Corp., 8.00%, 12/15/2022 (e)	11,869
23,000	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	22,425
88,000	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	88,220
75,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	79,312
15,000	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	15,150
274,000	Chesapeake Energy Corp., 8.00%, 01/15/2025 (e)	270,575
41,000	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	41,051
58,000	Continental Resources, Inc., 4.90%, 06/01/2044	55,607
1,355,000	Ecopetrol SA, (Colombia), 5.88%, 05/28/2045	1,358,387
15,000	Energy Transfer Equity LP, 5.50%, 06/01/2027	15,525
	EP Energy LLC,
80,000	8.00%, 11/29/2024 (e)	82,400
169,000	8.00%, 02/15/2025 (e)	116,187
329,000	9.38%, 05/01/2024 (e)	242,638
80,000	Frontera Energy Corp., (Colombia), Series AI, 10.00%, (cash), 11/02/2021 (v)	89,102
114,000	Genesis Energy LP, 6.75%, 08/01/2022	117,391

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Gulfport Energy Corp.,
69,000	6.00%, 10/15/2024	67,792
27,000	6.38%, 01/15/2026 (e)	26,613
110,000	Halcon Resources Corp., 6.75%, 02/15/2025	111,100
42,000	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	42,210
105,000	Kinder Morgan Energy Partners LP, 6.50%, 09/01/2039	120,473
	MEG Energy Corp., (Canada),
300,000	6.38%, 01/30/2023 (e)	257,250
140,000	6.50%, 01/15/2025 (e)	137,375
25,000	NuStar Logistics LP, 5.63%, 04/28/2027	24,750
235,000	Oasis Petroleum, Inc., 6.88%, 01/15/2023	240,141
15,000	PBF Logistics LP, 6.88%, 05/15/2023	15,356
15,000	Peabody Energy Corp., 6.38%, 03/31/2025 (e)	15,637
640,000	Petrobras Global Finance BV, (Brazil), 7.38%, 01/17/2027	692,160
	QEP Resources, Inc.,
135,000	5.38%, 10/01/2022	137,025
8,000	5.63%, 03/01/2026	7,870
140,000	Range Resources Corp., 4.88%, 05/15/2025	134,137
15,000	SemGroup Corp., 5.63%, 11/15/2023	14,513
41,000	Seven Generations Energy Ltd., (Canada), 5.38%, 09/30/2025 (e)	40,078
68,000	SM Energy Co., 6.50%, 01/01/2023	68,000
300,000	Southwestern Energy Co., 6.70%, 01/23/2025	294,000
390,000	Sunoco Logistics Partners Operations LP, 5.35%, 05/15/2045	378,172
	Sunoco LP,
12,000	4.88%, 01/15/2023 (e)	11,910
13,000	5.50%, 02/15/2026 (e)	13,000
6,000	5.88%, 03/15/2028 (e)	6,023
15,000	Tallgrass Energy Partners LP, 5.50%, 01/15/2028 (e)	15,075
	Targa Resources Partners LP,
15,000	5.00%, 01/15/2028 (e)	14,569
325,000	6.75%, 03/15/2024	344,906
	TerraForm Power Operating LLC,
26,000	4.25%, 01/31/2023 (e)	25,480
35,000	5.00%, 01/31/2028 (e)	33,873
65,000	SUB, 6.63%, 06/15/2025 (e)	70,363
	Ultra Resources, Inc.,
96,000	6.88%, 04/15/2022 (e)	86,400
41,000	7.13%, 04/15/2025 (e)	36,695

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	13

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Whiting Petroleum Corp.,
100,000	6.25%, 04/01/2023	101,250
45,000	6.63%, 01/15/2026 (e)	45,619
	WPX Energy, Inc.,
42,000	5.25%, 09/15/2024	42,000
32,000	6.00%, 01/15/2022	33,200

		6,924,648

	Total Energy	7,984,528

	Financials — 2.6%
	Banks — 1.0%
200,000	Bank of America Corp., Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	212,000
200,000	Citigroup, Inc., Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 05/15/2024 (x) (y) (aa)	210,540
200,000	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	234,000
450,000	HSBC Holdings plc, (United Kingdom), (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 05/22/2027 (x) (y) (aa)	457,312
200,000	ING Groep NV, (Netherlands), Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	212,977
200,000	Societe Generale SA, (France), (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	230,500
400,000	State Savings Bank of Ukraine, (Ukraine), Reg. S, SUB, 9.38%, 03/10/2023	422,500

		1,979,829

	Capital Markets — 0.5%
	Credit Suisse Group AG, (Switzerland),
250,000	(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (x) (y) (aa)	263,050
200,000	(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	221,960
95,000	Goldman Sachs Group, Inc. (The), Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	97,125
250,000	UBS Group AG, (Switzerland), Reg. S, (USD Swap Semi 5 Year + 4.87%), 7.00%, 02/19/2025 (x) (y) (aa)	275,550

		857,685

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — 0.2%
275,000	Ally Financial, Inc., 5.75%, 11/20/2025	286,687
	Springleaf Finance Corp.,
107,000	5.63%, 03/15/2023	106,198
50,000	6.13%, 05/15/2022	51,250

		444,135

	Diversified Financial Services — 0.4%
97,000	ACE Cash Express, Inc., 12.00%, 12/15/2022 (e)	105,245
338,000	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	329,550
227,000	Nationstar Mortgage LLC, 6.50%, 06/01/2022	234,377

		669,172

	Insurance — 0.4%
91,000	Liberty Mutual Group, Inc., 7.80%, 03/15/2037 (e)	113,068
250,000	MetLife, Inc., 6.40%, 12/15/2036	281,875
250,000	Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 06/15/2043 (aa)	263,750
58,000	USIS Merger Sub, Inc., 6.88%, 05/01/2025 (e)	58,725

		717,418

	Thrifts & Mortgage Finance — 0.1%
70,000	Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/2025 (e)	68,075
133,000	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	133,998

		202,073

	Total Financials	4,870,312

	Health Care — 4.1%
	Health Care Equipment & Supplies — 0.3%
150,000	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	145,500
	Mallinckrodt International Finance SA,
225,000	5.50%, 04/15/2025 (e)	180,000
145,000	5.63%, 10/15/2023 (e)	121,256
67,000	5.75%, 08/01/2022 (e)	59,295
65,000	Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/2023 (e)	65,975

		572,026

	Health Care Providers & Services — 2.7%
181,000	Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	186,882
375,000	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	356,250

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	Community Health Systems, Inc.,
69,000	6.88%, 02/01/2022	44,850
169,000	7.13%, 07/15/2020	142,171
142,000	DaVita, Inc., 5.00%, 05/01/2025	139,160
355,000	Encompass Health Corp., 5.75%, 09/15/2025	361,213
140,000	Envision Healthcare Corp., 5.63%, 07/15/2022	142,800
	HCA, Inc.,
367,000	5.38%, 02/01/2025	373,081
970,000	5.88%, 02/15/2026	1,003,950
435,000	Kindred Healthcare, Inc., 8.75%, 01/15/2023	465,450
201,000	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	211,553
124,500	Polaris Intermediate Corp., 8.50%, (cash), 12/01/2022 (e) (v)	126,757
201,000	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	183,915
	Tenet Healthcare Corp.,
22,000	4.63%, 07/15/2024 (e)	21,051
64,000	5.13%, 05/01/2025 (e)	62,080
545,000	6.75%, 06/15/2023	545,000
33,000	7.00%, 08/01/2025 (e)	32,918
250,000	7.50%, 01/01/2022 (e)	264,062
416,000	8.13%, 04/01/2022	437,840
5,000	West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	4,975

		5,105,958

	Pharmaceuticals — 1.1%
	Endo Finance LLC,
204,000	5.75%, 01/15/2022 (e)	166,770
73,000	7.25%, 01/15/2022 (e)	61,502
211,000	Mylan NV, 5.25%, 06/15/2046	213,091
260,000	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 4.10%, 10/01/2046	191,750
	Valeant Pharmaceuticals International, Inc.,
40,000	5.50%, 03/01/2023 (e)	35,450
57,000	5.50%, 11/01/2025 (e)	56,395
205,000	5.88%, 05/15/2023 (e)	182,194
255,000	6.13%, 04/15/2025 (e)	223,603
256,000	6.50%, 03/15/2022 (e)	266,240
15,000	6.75%, 08/15/2021 (e)	14,625
44,000	7.00%, 03/15/2024 (e)	46,365
590,000	7.25%, 07/15/2022 (e)	573,775

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
35,000	7.50%, 07/15/2021 (e)	35,175
78,000	9.00%, 12/15/2025 (e)	78,146

		2,145,081

	Total Health Care	7,823,065

	Industrials — 3.4%
	Aerospace & Defense — 0.7%
	Arconic, Inc.,
121,000	5.90%, 02/01/2027	130,075
300,000	5.95%, 02/01/2037	320,280
	Bombardier, Inc., (Canada),
21,000	7.50%, 12/01/2024 (e)	21,814
160,000	7.50%, 03/15/2025 (e)	164,200
280,000	8.75%, 12/01/2021 (e)	306,950
	TransDigm, Inc.,
100,000	5.50%, 10/15/2020	100,875
147,000	6.38%, 06/15/2026	150,307
	Triumph Group, Inc.,
90,000	4.88%, 04/01/2021	87,750
50,000	5.25%, 06/01/2022	48,375

		1,330,626

	Airlines — 0.0% (g)
20,000	United Continental Holdings, Inc., 4.25%, 10/01/2022	19,938

	Building Products — 0.2%
75,000	Airxcel, Inc., 8.50%, 02/15/2022 (e)	78,094
15,000	American Woodmark Corp., 4.88%, 03/15/2026 (e)	14,887
75,000	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e)	69,375
80,000	Jeld-Wen, Inc., 4.63%, 12/15/2025 (e)	78,200
60,000	Standard Industries, Inc., 4.75%, 01/15/2028 (e)	57,600
	Summit Materials LLC,
10,000	5.13%, 06/01/2025 (e)	10,000
69,000	6.13%, 07/15/2023	71,070

		379,226

	Commercial Services & Supplies — 0.4%
180,000	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	180,900
26,000	Aramark Services, Inc., 5.00%, 02/01/2028 (e)	25,902
18,000	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	17,055
211,000	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	227,089

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	15

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
191,000	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	207,951
12,000	Quad/Graphics, Inc., 7.00%, 05/01/2022	12,375

		671,272

	Construction & Engineering — 0.1%
185,000	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	194,250

	Electrical Equipment — 0.2%
145,000	General Cable Corp., 5.75%, 10/01/2022	148,987
285,000	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	300,675

		449,662

	Industrial Conglomerates — 0.2%
300,000	Grupo KUO SAB de CV, (Mexico), 5.75%, 07/07/2027 (e)	304,110

	Machinery — 0.4%
130,000	Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)	126,750
116,000	Navistar International Corp., 6.63%, 11/01/2025 (e)	119,480
119,000	Novelis Corp., 5.88%, 09/30/2026 (e)	119,892
45,000	RBS Global, Inc., 4.88%, 12/15/2025 (e)	44,325
12,000	TriMas Corp., 4.88%, 10/15/2025 (e)	11,824
72,000	Wabash National Corp., 5.50%, 10/01/2025 (e)	71,280
295,000	Welbilt, Inc., 9.50%, 02/15/2024	327,450

		821,001

	Professional Services — 0.1%
110,000	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	109,175
30,000	IHS Markit Ltd., 4.00%, 03/01/2026 (e)	29,100

		138,275

	Road & Rail — 0.9%
	Avis Budget Car Rental LLC,
30,000	5.25%, 03/15/2025 (e)	28,950
500,000	6.38%, 04/01/2024 (e)	511,250
	DAE Funding LLC, (United Arab Emirates),
10,000	4.50%, 08/01/2022 (e)	9,700
65,000	5.00%, 08/01/2024 (e)	62,871
289,000	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	314,924
	Hertz Corp. (The),
400,000	5.50%, 10/15/2024 (e)	347,000
185,000	6.25%, 10/15/2022	175,230
130,000	7.63%, 06/01/2022 (e)	133,900

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — continued
225,000	Park Aerospace Holdings Ltd., (Ireland), 4.50%, 03/15/2023 (e)	217,125

		1,800,950

	Trading Companies & Distributors — 0.2%
143,000	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	138,710
30,000	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	30,675
	United Rentals North America, Inc.,
15,000	5.50%, 05/15/2027	15,353
170,000	5.75%, 11/15/2024	175,950

		360,688

	Total Industrials	6,469,998

	Information Technology — 2.7%
	Communications Equipment — 0.2%
220,000	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	227,216
66,000	CommScope, Inc., 5.50%, 06/15/2024 (e)	67,237
100,000	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	93,750
25,000	ViaSat, Inc., 5.63%, 09/15/2025 (e)	24,438

		412,641

	Electronic Equipment, Instruments & Components — 0.0% (g)
16,000	Itron, Inc., 5.00%, 01/15/2026 (e)	15,920

	Internet Software & Services — 0.5%
5,000	Match Group, Inc., 5.00%, 12/15/2027 (e)	5,039
703,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	732,877
5,000	VeriSign, Inc., 4.75%, 07/15/2027	4,875
	Zayo Group LLC,
10,000	5.75%, 01/15/2027 (e)	10,050
115,000	6.00%, 04/01/2023	119,456
123,000	6.38%, 05/15/2025	128,689

		1,000,986

	IT Services — 0.4%
135,000	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	135,506
138,000	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	137,483
526,000	First Data Corp., 7.00%, 12/01/2023 (e)	552,958

		825,947

	Semiconductors & Semiconductor Equipment — 0.3%
360,000	Amkor Technology, Inc., 6.38%, 10/01/2022	370,350

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
170,000	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	174,250
42,000	Microsemi Corp., 9.13%, 04/15/2023 (e)	46,515

		591,115

	Software — 0.8%
128,000	Camelot Finance SA, 7.88%, 10/15/2024 (e)	135,718
46,000	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	50,655
130,000	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	143,812
259,000	Infor Software Parent LLC, 7.13%, (cash), 05/01/2021 (e) (v)	263,533
225,000	Infor US, Inc., 6.50%, 05/15/2022	230,062
317,000	Informatica LLC, 7.13%, 07/15/2023 (e)	323,182
59,000	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	61,065
30,000	Nuance Communications, Inc., 5.63%, 12/15/2026	30,375
176,000	Solera LLC, 10.50%, 03/01/2024 (e)	197,613

		1,436,015

	Technology Hardware, Storage & Peripherals — 0.5%
	Dell International LLC,
150,000	5.88%, 06/15/2021 (e)	153,375
212,000	7.13%, 06/15/2024 (e)	228,939
180,000	8.35%, 07/15/2046 (e)	227,734
129,000	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	136,095
152,000	Western Digital Corp., 4.75%, 02/15/2026	153,140

		899,283

	Total Information Technology	5,181,907

	Materials — 4.1%
	Chemicals — 1.7%
100,000	Ashland LLC, 4.75%, 08/15/2022	102,250
	Blue Cube Spinco, Inc.,
53,000	9.75%, 10/15/2023	61,480
53,000	10.00%, 10/15/2025	63,202
247,000	CF Industries, Inc., 5.38%, 03/15/2044	231,562
	Chemours Co. (The),
4,000	5.38%, 05/15/2027	4,010
165,000	6.63%, 05/15/2023	173,456
55,000	7.00%, 05/15/2025	59,263
132,000	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	133,815
253,000	CVR Partners LP, 9.25%, 06/15/2023 (e)	268,180

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals— continued
148,000	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	145,965
209,000	Gates Global LLC, 6.00%, 07/15/2022 (e)	212,800
32,000	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	35,080
525,000	Hexion, Inc., 6.63%, 04/15/2020	488,250
	Huntsman International LLC,
65,000	4.88%, 11/15/2020	66,481
110,000	5.13%, 11/15/2022	113,575
250,000	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	254,063
17,000	Ingevity Corp., 4.50%, 02/01/2026 (e)	16,618
335,000	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	334,162
160,000	NOVA Chemicals Corp., (Canada), 5.25%, 06/01/2027 (e)	156,400
68,000	PQ Corp., 5.75%, 12/15/2025 (e)	69,020
52,000	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	52,585
86,000	Tronox Finance plc, 5.75%, 10/01/2025 (e)	85,355

		3,127,572

	Construction Materials — 0.2%
220,000	Cemex SAB de CV, (Mexico), 7.75%, 04/16/2026 (e)	244,310
69,000	US Concrete, Inc., 6.38%, 06/01/2024	73,312

		317,622

	Containers & Packaging — 0.3%
	Ardagh Packaging Finance plc, (Ireland),
225,000	6.00%, 02/15/2025 (e)	230,625
200,000	7.25%, 05/15/2024 (e)	214,250
21,000	Crown Americas LLC, 4.75%, 02/01/2026 (e)	20,685
14,000	OI European Group BV, 4.00%, 03/15/2023 (e)	13,545
106,000	Owens-Brockway Glass Container, Inc., 5.38%, 01/15/2025 (e)	108,120

		587,225

	Metals & Mining — 1.9%
138,000	AK Steel Corp., 7.50%, 07/15/2023	147,315
200,000	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	214,500
106,000	Aleris International, Inc., 9.50%, 04/01/2021 (e)	111,565
	ArcelorMittal, (Luxembourg),
15,000	6.50%, 02/25/2022	16,312
200,000	7.25%, 10/15/2039	246,940

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	17

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
25,000	Commercial Metals Co., 5.38%, 07/15/2027	25,172
250,000	Constellium NV, (Netherlands), 6.63%, 03/01/2025 (e)	258,750
	FMG Resources August 2006 Pty. Ltd., (Australia),
11,000	4.75%, 05/15/2022 (e)	10,992
12,000	5.13%, 05/15/2024 (e)	11,966
125,000	9.75%, 03/01/2022 (e)	138,080
	Freeport-McMoRan, Inc.,
98,000	3.88%, 03/15/2023	95,060
90,000	4.55%, 11/14/2024	87,975
93,000	5.40%, 11/14/2034	90,442
87,000	5.45%, 03/15/2043	83,520
65,000	Glencore Finance Canada Ltd., (Switzerland), 6.00%, 11/15/2041 (e)	72,800
15,000	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	15,938
15,000	Steel Dynamics, Inc., 5.50%, 10/01/2024	15,525
550,000	Stillwater Mining Co., (South Africa), Reg. S, 7.13%, 06/27/2025	562,375
60,000	United States Steel Corp., 6.88%, 08/15/2025	63,000
1,230,000	Vedanta Resources plc, (India), 8.25%, 06/07/2021 (e)	1,343,849

		3,612,076

	Paper & Forest Products — 0.0% (g)
58,000	Clearwater Paper Corp., 4.50%, 02/01/2023	55,825

	Total Materials	7,700,320

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	CyrusOne LP,
63,000	5.00%, 03/15/2024	63,472
93,000	5.38%, 03/15/2027	93,233
	Equinix, Inc.,
38,000	5.38%, 04/01/2023	38,998
175,000	5.75%, 01/01/2025	182,875
38,000	5.88%, 01/15/2026	39,805
250,000	GEO Group, Inc. (The), 6.00%, 04/15/2026	249,137
69,000	Iron Mountain, Inc., 4.88%, 09/15/2027 (e)	65,033
65,000	RHP Hotel Properties LP, 5.00%, 04/15/2023	65,325
	Uniti Group LP,
100,000	6.00%, 04/15/2023 (e)	96,750
235,000	7.13%, 12/15/2024 (e)	210,619

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Equity Real Estate Investment Trusts (REITs) — continued
175,000	8.25%, 10/15/2023	163,187
103,684	VICI Properties 1 LLC, 8.00%, 10/15/2023	115,089

		1,383,523

	Real Estate Management & Development — 0.0% (g)
54,000	Kennedy-Wilson, Inc., 5.88%, 04/01/2024 (e)	53,258

	Total Real Estate	1,436,781

	Telecommunication Services — 6.4%
	Diversified Telecommunication Services — 3.8%
	AT&T, Inc.,
250,000	4.75%, 05/15/2046	236,865
955,000	5.30%, 08/14/2058	956,297
	CCO Holdings LLC,
602,000	5.00%, 02/01/2028 (e)	568,517
92,000	5.50%, 05/01/2026 (e)	92,000
121,000	5.75%, 02/15/2026 (e)	122,664
500,000	5.88%, 04/01/2024 (e)	517,025
	CenturyLink, Inc.,
10,000	Series T, 5.80%, 03/15/2022	9,863
15,000	Series S, 6.45%, 06/15/2021	15,337
3,000	Series W, 6.75%, 12/01/2023	2,955
7,000	Series Y, 7.50%, 04/01/2024	7,035
195,000	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	185,055
120,000	Cogent Communications Finance, Inc., 5.63%, 04/15/2021 (e)	122,400
51,000	Consolidated Communications, Inc., 6.50%, 10/01/2022	44,625
433,000	Embarq Corp., 8.00%, 06/01/2036	409,726
	Frontier Communications Corp.,
37,000	6.25%, 09/15/2021	31,608
81,000	10.50%, 09/15/2022	69,052
499,000	11.00%, 09/15/2025	391,091
160,000	GCI, Inc., 6.75%, 06/01/2021	162,400
	Intelsat Jackson Holdings SA, (Luxembourg),
53,000	5.50%, 08/01/2023	43,857
124,000	7.25%, 10/15/2020	115,475
360,000	7.50%, 04/01/2021	326,925
370,000	8.00%, 02/15/2024 (e)	388,500
20,000	9.75%, 07/15/2025 (e)	19,000
	Level 3 Financing, Inc.,
150,000	5.38%, 01/15/2024	149,250
37,000	5.63%, 02/01/2023	37,370
454,000	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	417,912

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
103,000	Qwest Corp., 7.13%, 11/15/2043	99,118
110,000	SES GLOBAL Americas Holdings GP, (Luxembourg), 5.30%, 03/25/2044 (e)	95,114
200,000	SFR Group SA, (France), 7.38%, 05/01/2026 (e)	193,060
	Sprint Capital Corp.,
48,000	6.88%, 11/15/2028	45,840
496,000	8.75%, 03/15/2032	538,160
	Telecom Italia Capital SA, (Italy),
21,000	6.00%, 09/30/2034	21,997
47,000	6.38%, 11/15/2033	51,465
18,000	7.20%, 07/18/2036	21,060
117,000	7.72%, 06/04/2038	143,325
380,000	Verizon Communications, Inc., 4.67%, 03/15/2055	354,899
	Windstream Services LLC,
107,000	6.38%, 08/01/2023 (e)	59,920
45,000	6.38%, 08/01/2023	26,325
304,000	8.75%, 12/15/2024 (e)	194,560

		7,287,647

	Wireless Telecommunication Services — 2.6%
825,000	Comunicaciones Celulares SA, (Guatemala), 6.88%, 02/06/2024 (e)	864,187
700,000	Digicel Group Ltd., (Jamaica), Reg. S, 8.25%, 09/30/2020	654,500
	Hughes Satellite Systems Corp.,
20,000	6.63%, 08/01/2026 (e)	20,456
294,000	6.63%, 08/01/2026	300,703
187,000	Sixsigma Networks Mexico SA de CV, (Mexico), Reg. S, 8.25%, 11/07/2021	196,818
156,000	Sprint Communications, Inc., 7.00%, 03/01/2020 (e)	164,794
	Sprint Corp.,
80,000	7.13%, 06/15/2024	78,750
820,000	7.63%, 02/15/2025	820,000
20,000	7.63%, 03/01/2026	19,900
182,000	7.88%, 09/15/2023	188,370
	T-Mobile USA, Inc.,
18,000	4.50%, 02/01/2026	17,663
18,000	4.75%, 02/01/2028	17,557
15,000	6.38%, 03/01/2025	15,825
115,000	6.50%, 01/15/2024	120,462
460,000	6.50%, 01/15/2026	493,350
262,000	6.63%, 04/01/2023	271,275
305,000	United States Cellular Corp., 6.70%, 12/15/2033	320,250

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — continued
425,000	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	365,670

		4,930,530

	Total Telecommunication Services	12,218,177

	Utilities — 0.7%
	Electric Utilities — 0.1%
120,000	FirstEnergy Transmission LLC, 5.45%, 07/15/2044 (e)	137,603
	NextEra Energy Operating Partners LP,
17,000	4.25%, 09/15/2024 (e)	16,766
11,000	4.50%, 09/15/2027 (e)	10,588
35,000	Terraform Global Operating LLC, 6.13%, 03/01/2026 (e)	35,262

		200,219

	Gas Utilities — 0.0% (g)
	AmeriGas Partners LP,
15,000	5.50%, 05/20/2025	14,888
50,000	5.88%, 08/20/2026	50,125

		65,013

	Independent Power and Renewable Electricity Producers — 0.6%
65,000	AES Corp., 5.50%, 03/15/2024	66,381
	Dynegy, Inc.,
236,000	7.38%, 11/01/2022	248,685
116,000	7.63%, 11/01/2024	124,700
28,000	8.13%, 01/30/2026 (e)	30,660
	NRG Energy, Inc.,
19,000	5.75%, 01/15/2028 (e)	18,759
219,000	6.25%, 05/01/2024	226,665
165,000	6.63%, 01/15/2027	170,362
79,000	NRG Yield Operating LLC, 5.38%, 08/15/2024	79,839
148,000	Talen Energy Supply LLC, 6.50%, 06/01/2025	114,330

		1,080,381

	Total Utilities	1,345,613

	Total Corporate Bonds (Cost $73,419,226)	72,566,276

Foreign Government Securities — 5.7%
	Government of Dominican Republic, (Dominican Republic),
200,000	Reg. S, 6.88%, 01/29/2026	223,000
935,000	Reg. S, 7.45%, 04/30/2044	1,068,237

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	19

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
700,000	Kingdom of Jordan, (Jordan), Reg. S, 5.75%, 01/31/2027	695,625
	Provincia de Buenos Aires, (Argentina),
750,000	Reg. S, 7.88%, 06/15/2027	780,000
617,000	9.13%, 03/16/2024 (e)	686,413
350,000	9.95%, 06/09/2021 (e)	388,500
300,000	Provincia de Cordoba, (Argentina), Reg. S, 7.13%, 08/01/2027	300,750
400,000	Republic of Angola, (Angola), Reg. S, 9.50%, 11/12/2025	447,000
200,000	Republic of Argentina, (Argentina), 6.88%, 04/22/2021	211,200
	Republic of Belarus, (Belarus),
400,000	6.88%, 02/28/2023 (e)	427,000
200,000	Reg. S, 7.63%, 06/29/2027	225,750
200,000	Republic of Costa Rica, (Costa Rica), 7.16%, 03/12/2045 (e)	209,250
1,100,000	Republic of Ecuador, (Ecuador), 10.75%, 03/28/2022 (e)	1,240,250
	Republic of El Salvador, (El Salvador),
350,000	Reg. S, 7.65%, 06/15/2035	370,125
140,000	Reg. S, 8.25%, 04/10/2032	157,500
600,000	Republic of Honduras, (Honduras), Reg. S, 6.25%, 01/19/2027	623,250
690,000	Republic of Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.38%, 05/15/2043	614,100
	Republic of Lebanon, (Lebanon),
308,000	Reg. S, 5.45%, 11/28/2019	302,302
250,000	6.38%, 03/09/2020	248,125
208,000	Reg. S, 6.65%, 02/26/2030	186,472
	Republic of Paraguay, (Paraguay),
575,000	Reg. S, 6.10%, 08/11/2044	631,781
500,000	Republic of Ukraine, (Ukraine), Reg. S, 7.75%, 09/01/2020	526,250
300,000	Ukreximbank Via Biz Finance PLC, (Ukraine), Reg. S, 9.63%, 04/27/2022	318,375

	Total Foreign Government Securities (Cost $10,760,868)	10,881,255

Municipal Bonds — 2.4% (t)
	California — 1.4%
240,000	Bay Area Toll Authority, California Toll Bridge, Series S-1, Rev., 6.92%, 04/01/2040	329,335
290,000	County of Orange, Water District, Series B, Rev., 4.06%, 08/15/2041	294,826
100,000	Los Angeles Community College District, GO, 6.75%, 08/01/2049	145,811

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	California — continued
140,000	Regents of the University of California, Build America Bonds, Series R, Rev., 5.77%, 05/15/2043	175,876
550,000	San Francisco City & County Public Utilities Commission, Water, Series G, Rev., 6.95%, 11/01/2050	782,996
	State of California, Various Purpose,
240,000	GO, 7.30%, 10/01/2039	346,337
45,000	GO, 7.50%, 04/01/2034	64,411
	University of California,
100,000	Series J, Rev., 4.13%, 05/15/2045	102,267
100,000	Series AN, Rev., 4.77%, 05/15/2044	106,271
255,000	University of California, Medical Center, Series F, Rev., 6.58%, 05/15/2049	341,588

		2,689,718

	Colorado — 0.1%
175,000	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 01/15/2045	177,408

	Illinois — 0.0% (g)
25,000	Illinois Finance Authority, Series A, Rev., 4.00%, 10/01/2049	25,212

	Indiana — 0.2%
240,000	Indianapolis Local Public Improvement Bond Bank, Marion County Health & Hospital, Series B-2, Rev., 6.12%, 01/15/2040	292,380

	Louisiana — 0.0% (g)
75,000	Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage Commission Projects, Series A, Rev., 4.00%, 02/01/2048	75,037

	Missouri — 0.1%
285,000	Missouri State Health & Educational Facilities Authority, Educational Facilities, Series A, Rev., 3.65%, 08/15/2057	270,593

	New Jersey — 0.0% (g)
25,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2042	25,907

	New York — 0.2%
320,000	Port Authority of New York & New Jersey, Consolidated, Series 168, Rev., 4.93%, 10/01/2051	375,264

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	South Carolina — 0.0% (g)
50,000	State of South Carolina Ports Authority, Rev., AMT, 5.25%, 07/01/2055	55,122

	Texas — 0.3%
131,000	North Texas Tollway Authority System, Series B, Rev., 6.72%, 01/01/2049	188,013
300,000	Texas A&M University, Permanent University Fund, Series B, Rev., 3.66%, 07/01/2047	288,489

		476,502

	Utah — 0.1%
100,000	Utah Transit Authority, Sales Tax, Series B, Rev., 5.94%, 06/15/2039	124,907

	Total Municipal Bonds (Cost $4,607,668)	4,588,050

U.S. Treasury Obligation — 1.0%
1,875,000	U.S. Treasury Notes, 2.13%, 12/31/2022 (Cost $1,829,355)	1,830,836

SHARES
Common Stocks — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
2,000	Frontera Energy Corp., (Colombia) (a)	66,260

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
1,536	UCI Holdings LLC, (New Zealand) (a) (bb)	28,032

	Total Common Stocks (Cost $93,137)	94,292

PRINCIPAL AMOUNT
Loan Assignments — 1.2% (cc)
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
99,250	Casablanca US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 2 Month + 4.75%; ICE LIBOR USD 3 Month + 4.75%), 6.20%, 03/29/2024 (aa)	99,746
5,293	Golden Nugget, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.98%, 10/04/2023 (aa)	5,334

		105,080

	Leisure Products — 0.0% (g)
247,136	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.82%, 04/19/2019 (aa)	61,784

	Total Consumer Discretionary	166,864

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
99,000	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.65%, 12/05/2023 (aa)	87,615

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
117,075	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/2021 (aa)	124,655
98,725	CITGO Petroleum Corp., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.19%, 07/29/2021 (aa)	98,293
194,580	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.95%, 08/25/2023 (aa)	177,068
23,000	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 7.65%, 05/13/2022 (aa)	23,360

	Total Energy	423,376

	Financials — 0.0% (g)
	Insurance — 0.0% (g)
4,949	HUB International Ltd., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.84%, 10/02/2020 (aa)	4,967

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
37	Concordia Healthcare Corp., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.90%, 10/21/2021 (aa)	33
94,948	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.08%, 04/01/2022 (aa)	96,040

	Total Health Care	96,073

	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
5,000	MacDonald, Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.33%, 10/04/2024 (aa)	5,018

	Commercial Services & Supplies — 0.1%
85,004	Garda World Security Corp., 1st Lien Term Loan B, (US Prime Rate + 2.50%), 4.97%, 05/24/2024 (aa)	85,730

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	21

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Commercial Services & Supplies — continued
99,251	Prime Security Services Borrower LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.40%, 05/02/2022 (aa)	100,040

		185,770

	Machinery — 0.1%
99,002	Zodiac Pool Solutions LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.69%, 12/20/2023 (aa)	99,002

	Total Industrials	289,790

	Information Technology — 0.3%
	Internet Software & Services — 0.1%
148,877	Rackspace Hosting, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.79%, 11/03/2023 (aa)	149,249

	IT Services — 0.1%
196,407	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.87%, 07/08/2022 (aa)	196,719

	Software — 0.1%
99,002	Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B2, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 12/01/2023 (aa)	99,332
74,866	Infor US, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.44%, 02/01/2022 (aa)	74,926

		174,258

	Technology Hardware, Storage & Peripherals — 0.0% (g)
118,789	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 7.27%, 10/31/2022 (aa)	120,676

	Total Information Technology	640,902

	Materials — 0.1%
	Containers & Packaging — 0.1%
98,969	Viskase Corp., Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.94%, 01/30/2021 (aa)	97,732

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
174,000	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 10/02/2024 (aa)	175,277
50,000	Intelsat Jackson Holdings SA, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.71%, 11/27/2023 (aa)	49,616

		224,893

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — 0.1%
206,078	Syniverse Holdings, Inc., 1st Lien, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 02/09/2023 (aa) ^	207,687

	Total Telecommunication Services	432,580

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
45,649	Lightstone Holdco LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 01/30/2024 (aa)	45,902
2,899	Lightstone Holdco LLC, 1st Lien Term Loan C, (ICE LIBOR USD 1 Month + 3.75%), 5.40%, 01/30/2024 (aa)	2,915

	Total Utilities	48,817

	Total Loan Assignments (Cost $2,482,153)	2,288,716

NUMBER OF WARRANTS
Warrant — 0.0%
	Industrials — 0.0%
	Road & Rail — 0.0%
49	Jack Cooper Enterprises, Inc., expiring 10/29/2027 (Strike Price $ 1.00) (a) (bb) (Cost $—)	—

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Options — 0.0% (g)
	Future Interest Rate Options: — 0.0% (g)
79	U.S. Treasury 10 Year Note, 03/23/2018 at USD 121.50, American Style (a) Notional Amount: USD 7,900,000 Exchange Traded	9,875

	Put Options — 0.0% (g)
	Future Interest Rate Options: — 0.0% (g)
400	U.S. Treasury 10 Year Note, 03/23/2018 at USD 118.00, American Style (a) Notional Amount: USD 40,000,000 Exchange Traded	18,750

	Total Options Purchased (Cost $89,418)	28,625

	Total Investments — 95.9% (Cost $183,897,803)	181,998,579
	Other Assets in Excess of Liabilities — 4.1%	7,806,680

	NET ASSETS — 100.0%	$189,805,259

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Futures contracts outstanding as of February 28, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	30	06/2018	USD	3,602,344	6,262
U.S. Treasury Long Bond	16	06/2018	USD	2,296,000	19,964
U.S. Treasury Ultra Bond	4	06/2018	USD	623,625	6,835

					33,061

Short Contracts
U.S. Treasury 10 Year Note	(8)	06/2018	USD	(960,625)	(1,768)
U.S. Treasury 2 Year Note	(25)	06/2018	USD	(5,311,719)	1,511
U.S. Treasury 5 Year Note	(174)	06/2018	USD	(19,825,125)	(3,084)
U.S. Treasury Ultra Bond	(25)	06/2018	USD	(3,897,656)	(42,995)

					(46,336)

					(13,275)

Written Call Options Contracts as of February 28, 2018:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 10 Year Note	Exchange Traded	79	USD 7,900,000	USD 122.50	03/23/2018	(3,703)

Total Written Options Contracts (Premiums Paid ($4,938))						(3,703)

Over the Counter (“OTC”) Credit default swap contracts outstanding — sell protection (1) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Credit Suisse International	11/18/2054	441.23	USD 4,200,000	(368,627)	(50,915)	(419,542)
CMBX.NA.BBB-.11	3.00	Monthly	Credit Suisse International	11/18/2054	441.23	USD 1,000,000	(97,632)	(2,260)	(99,892)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	441.23	USD 3,500,000	(339,361)	(10,257)	(349,618)

							(805,620)	(63,432)	(869,052)

Centrally Cleared Credit default swap contracts outstanding — sell protection (1) as of February 28, 2018:

REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.31	USD 5,500,000	422,575	10,912	433,487

						422,575	10,912	433,487

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	23

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of February 28, 2018:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding — sell protection	(805,620)	(869,052)

Total OTC swap contracts outstanding	(805,620)	(869,052)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	— Alternative Credit Enhancement Securities
AMT	— Alternative Minimum Tax
CDX	— Credit Default Swap Index
CMBS	— Commercial Mortgage-Backed Security
CMBX	— Commercial Mortgage-Backed Securities Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2018. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2018.

USD	— United States Dollar
(a)	— Non-income producing security.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2018.

(y)	— Security is an interest bearing note with preferred security characteristics.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2018.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2018.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	— All or a portion of the security is unsettled as of February 28, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	25

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018

Income Fund
ASSETS:
Investments in non-affiliates, at value	$181,969,954
Options purchased, at value	28,625
Cash	962,215
Deposits at broker for futures contracts	367,000
Deposits at broker for centrally cleared swaps	275,000
Receivables:
Investment securities sold	1,786,647
Fund shares sold	4,665,879
Interest from non-affiliates	2,065,570
Dividends from affiliates	2,667

Total Assets	192,123,557

LIABILITIES:
Payables:
Distributions	2,330
Investment securities purchased	645,392
Fund shares redeemed	355,155
Variation margin on futures contracts	107,803
Outstanding options written, at fair value	3,703
Outstanding OTC swap contracts, at value (net upfront receipts of $805,620)	869,052
Variation margin on centrally cleared swaps (net upfront payments of $422,575)	16,242
Accrued liabilities:
Investment advisory fees	264,890
Distribution fees	25,273
Custodian and accounting fees	8,901
Collateral management fees	3,977
Trustees’ and Chief Compliance Officer’s fees	292
Other	15,288

Total Liabilities	2,318,298

Net Assets	$189,805,259

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Income Fund
NET ASSETS:
Paid-in-Capital	$193,686,283
Accumulated undistributed (distributions in excess of) net investment income	122,769
Accumulated net realized gains (losses)	(2,040,009)
Net unrealized appreciation (depreciation)	(1,963,784)

Total Net Assets	$189,805,259

Net Assets:
Class A	$80,060,348
Class C	18,564,328
Class I (formerly Select Class)	19,318,532
Class R6	71,862,051

Total	$189,805,259

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,555,940
Class C	1,983,881
Class I (formerly Select Class)	2,065,713
Class R6	7,685,291

Net Asset Value (a):
Class A — Redemption price per share	$9.36
Class C — Offering price per share (b)	9.36
Class I (formerly Select Class) — Offering and redemption price per share	9.35
Class R6 — Offering and redemption price per share	9.35
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.72

Cost of investments in non-affiliates	$183,808,385
Cost of options purchased	89,418
Premiums paid from options written	4,938

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	27

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2018

Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7,258,363
Interest income from affiliates	708
Dividend income from affiliates	42,152

Total investment income	7,301,223

EXPENSES:
Investment advisory fees	432,998
Administration fees	100,669
Distribution fees:
Class A	109,584
Class C	59,261
Service fees:
Class A	109,584
Class C	19,754
Class I (formerly Select Class)	42,905
Custodian and accounting fees	78,940
Collateral management fees	23,220
Professional fees	138,865
Trustees’ and Chief Compliance Officer’s fees	25,813
Printing and mailing costs	18,589
Registration and filing fees	64,640
Transfer agency fees (See Note 2.G.)	4,944
Sub-transfer agency fees (See Note 2.G.)	1,031
Other	8,575

Total expenses	1,239,372

Less fees waived	(568,931)
Less expense reimbursements	(5,696)

Net expenses	664,745

Net investment income (loss)	6,636,478

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(414,368)
Investments in affiliates	(2,934)
Options purchased	(182,364)
Futures contracts	298,848
Options written	5,748
Swaps	(42,423)

Net realized gain (loss)	(337,493)

Distributions of capital gains received from investment company affiliates	9

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(2,956,127)
Investments in affiliates	(37)
Options purchased	72,791
Futures contracts	4,419
Options written	1,235
Swaps	(18,932)

Change in net unrealized appreciation/depreciation	(2,896,651)

Net realized/unrealized gains (losses)	(3,234,135)

Change in net assets resulting from operations	$3,402,343

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Income Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,636,478	$2,764,490
Net realized gain (loss)	(337,493)	(537,281)
Distributions of capital gains received from investment company affiliates	9	—
Change in net unrealized appreciation/depreciation	(2,896,651)	2,587,325

Change in net assets resulting from operations	3,402,343	4,814,534

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,290,127)	(1,000,640)
Class C
From net investment income	(378,848)	(63,144)
Class I (formerly Select Class)
From net investment income	(918,243)	(1,648,754)
Class R6
From net investment income	(2,984,963)	(1,165)

Total distributions to shareholders	(6,572,181)	(2,713,703)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	133,413,984	16,014,766

NET ASSETS:
Change in net assets	130,244,146	18,115,597
Beginning of period	59,561,113	41,445,516

End of period	$189,805,259	$59,561,113

Accumulated undistributed (distributions in excess of) net investment income	$122,769	$65,149

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$74,035,493	$14,376,008
Distributions reinvested	2,278,259	997,717
Cost of shares redeemed	(17,728,644)	(7,484,366)

Change in net assets resulting from Class A capital transactions	$58,585,108	$7,889,359

Class C
Proceeds from shares issued	$19,239,695	$1,678,063
Distributions reinvested	362,564	56,688
Cost of shares redeemed	(2,810,471)	(386,590)

Change in net assets resulting from Class C capital transactions	$16,791,788	$1,348,161

Class I (formerly Select Class)
Proceeds from shares issued	$23,956,337	$7,307,788
Distributions reinvested	819,333	1,629,645
Cost of shares redeemed	(39,705,100)	(2,161,352)

Change in net assets resulting from Class I capital transactions	$(14,929,430)	$6,776,081

Class R6
Proceeds from shares issued	$70,000,000	$—
Distributions reinvested	2,984,882	1,165
Cost of shares redeemed	(18,364)	—

Change in net assets resulting from Class R6 capital transactions	$72,966,518	$1,165

Total change in net assets resulting from capital transactions	$133,413,984	$16,014,766

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	29

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Income Fund
	Year Ended February 28, 2018	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	7,793,997	1,521,384
Reinvested	240,326	105,212
Redeemed	(1,868,142)	(790,660)

Change in Class A Shares	6,166,181	835,936

Class C
Issued	2,025,127	176,930
Reinvested	38,294	5,971
Redeemed	(298,186)	(40,706)

Change in Class C Shares	1,765,235	142,195

Class I (formerly Select Class)
Issued	2,526,160	770,434
Reinvested	86,384	171,978
Redeemed	(4,184,247)	(228,263)

Change in Class I Shares	(1,571,703)	714,149

Class R6
Issued	7,370,639	—
Reinvested	314,661	123
Redeemed	(2,313)	—

Change in Class R6 Shares	7,682,987	123

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2018

Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$3,402,343

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(178,326,491)
Proceeds from disposition of investment securities	46,580,595
Purchases of short-term investments — affiliates, net	842,509
Change in unrealized (appreciation)/depreciation on investments	2,956,164
Change in unrealized (appreciation)/depreciation on options purchased	(72,791)
Net realized (gain)/loss on investments in non-affiliates	414,368
Net realized (gain)/loss on investments in affiliates	2,934
Net realized (gain)/loss on options purchased	182,364
Net amortization (accretion) of income	2,785,170
Increase in deposits at broker for futures contracts	(150,000)
Increase in deposits at broker for swap contracts	(185,000)
Increase in interest and dividends receivable from non-affiliates	(1,313,682)
Increase in dividends receivable from affiliates	(2,210)
Decrease in outstanding options written, at value	3,703
Decrease in tax reclaims receivable	204
Decrease in due from Adviser	16,105
Increase in outstanding OTC swap contracts, at value	869,052
Increase in variation margin payable	121,961
Increase in investment advisory fees payable	264,890
Increase in distribution fees payable	19,756
Decrease in service fees payable	(584)
Decrease in custodian and accounting fees payable	(4,450)
Increase in Trustees’ and Chief Compliance Officer’s fees payable	292
Increase in collateral management fees payable	1,652
Decrease in audit fees payable	(67,315)
Decrease in other accrued expenses payable	(1,221)

Net cash provided (used) by operating activities	(121,659,682)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	182,798,795
Payment for shares redeemed	(60,204,798)
Cash distributions paid to shareholders (net of reinvestments of $6,445,038)	(128,040)

Net cash provided (used) by financing activities	122,465,957

Net increase in cash	806,275

Cash:
Beginning of year	155,940

End of year	$962,215

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	31

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class A
Year Ended February 28, 2018	$9.54	$0.50	(e)	$(0.19)	$0.31	$(0.49)
Year Ended February 28, 2017	9.10	0.49	(e)	0.44	0.93	(0.49)
Year Ended February 29, 2016	9.86	0.51	(e)	(0.77)	(0.26)	(0.50)
June 2, 2014 (g) through February 28, 2015	10.00	0.39		(0.15)	0.24	(0.38)

Class C
Year Ended February 28, 2018	9.54	0.44	(e)	(0.19)	0.25	(0.43)
Year Ended February 28, 2017	9.10	0.45	(e)	0.43	0.88	(0.44)
Year Ended February 29, 2016	9.86	0.46	(e)	(0.78)	(0.32)	(0.44)
June 2, 2014 (g) through February 28, 2015	10.00	0.34		(0.15)	0.19	(0.33)

Class I (formerly Select Class)
Year Ended February 28, 2018	9.53	0.53	(e)	(0.20)	0.33	(0.51)
Year Ended February 28, 2017	9.10	0.52	(e)	0.42	0.94	(0.51)
Year Ended February 29, 2016	9.86	0.53	(e)	(0.77)	(0.24)	(0.52)
June 2, 2014 (g) through February 28, 2015	10.00	0.40		(0.15)	0.25	(0.39)

Class R6
Year Ended February 28, 2018	9.53	0.52	(e)	(0.19)	0.33	(0.51)
Year Ended February 28, 2017	9.09	0.53	(e)	0.43	0.96	(0.52)
Year Ended February 29, 2016	9.86	0.54	(e)	(0.78)	(0.24)	(0.53)
June 2, 2014 (g) through February 28, 2015	10.00	0.41		(0.16)	0.25	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 29, 2016 and for the period ended February 28, 2015.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)		Net investment income (loss) (d)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$9.36	3.25%	$80,060,348	0.65%		5.22%		1.24%		40%
9.54	10.36	22,787,471	0.75		5.21		1.62		59
9.10	(2.76)	14,142,262	0.75	(f)	5.53	(f)	1.68	(f)	74
9.86	2.42	132,974	0.75	(f)	5.40	(f)	2.57	(f)	61

9.36	2.69	18,564,328	1.20		4.65		1.76		40
9.54	9.76	2,084,987	1.24		4.70		2.15		59
9.10	(3.29)	695,728	1.25	(f)	4.83	(f)	2.55	(f)	74
9.86	1.96	192,151	1.25	(f)	4.96	(f)	3.16	(f)	61

9.35	3.52	19,318,532	0.39		5.60		1.04		40
9.53	10.53	34,666,709	0.46		5.52		1.34		59
9.10	(2.50)	26,587,697	0.50	(f)	5.56	(f)	1.67	(f)	74
9.86	2.51	26,076,165	0.50	(f)	5.50	(f)	2.07	(f)	61

9.35	3.53	71,862,051	0.39		5.51		0.69		40
9.53	10.76	21,946	0.40		5.58		2.27		59
9.09	(2.51)	19,829	0.40	(f)	5.63	(f)	2.45	(f)	74
9.86	2.59	51,308	0.40	(f)	5.60	(f)	1.81	(f)	61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Income Fund	Class A, Class C, Class I^ and Class R6	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of the Fund is to seek to provide income with a secondary objective of capital appreciation.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017, sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 28, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$24,225,965	$17,540,281	$41,766,246
Collateralized Mortgage Obligations	—	20,690,395	1,999,964	22,690,359
Commercial Mortgage-Backed Securities	—	17,825,967	7,437,957	25,263,924
Corporate Bonds
Consumer Discretionary	—	14,553,510	—	14,553,510
Consumer Staples	—	2,982,065	—	2,982,065
Energy	—	7,984,528	—	7,984,528
Financials	—	4,870,312	—	4,870,312
Health Care	—	7,823,065	—	7,823,065
Industrials	—	6,469,998	—	6,469,998
Information Technology	—	5,181,907	—	5,181,907
Materials	—	7,700,320	—	7,700,320
Real Estate	—	1,436,781	—	1,436,781
Telecommunication Services	—	12,218,177	—	12,218,177
Utilities	—	1,345,613	—	1,345,613

Total Corporate Bonds	—	72,566,276	—	72,566,276

Foreign Government Securities	—	10,881,255	—	10,881,255
Municipal Bonds	—	4,588,050	—	4,588,050
U.S. Treasury Obligations	—	1,830,836	—	1,830,836
Common Stocks
Energy	66,260	—	—	66,260
Financials	—	—	28,032	28,032

Total Common Stocks	66,260	—	28,032	94,292

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	35

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$166,864	$—		$166,864
Consumer Staples	—	87,615	—		87,615
Energy	—	423,376	—		423,376
Financials	—	4,967	—		4,967
Health Care	—	96,073	—		96,073
Industrials	—	289,790	—		289,790
Information Technology	—	640,902	—		640,902
Materials	—	97,732	—		97,732
Telecommunication Services	—	432,580	—		432,580
Utilities	—	48,817	—		48,817

Total Loan Assignments	—	2,288,716	—		2,288,716

Options Purchased
Call Options	9,875	—	—		9,875
Put Options	18,750	—	—		18,750

Total Options Purchased	28,625	—	—		28,625

Warrants
Industrials	—	—	—	(a)	— (a)

Total Investments in Securities	$94,885	$154,897,460	$27,006,234		$181,998,579

Liabilities
Options Written
Call Options Contracts	$(3,703)	$—	$—		$(3,703)
Appreciation in Other Financial Instruments
Futures Contracts	$34,572	$—	$—		$34,572
Swaps	—	10,912	—		10,912

Total Appreciation in Other Financial Instruments	$34,572	$10,912	$—		$45,484

Depreciation in Other Financial Instruments
Futures Contracts	$(47,847)	$—	$—		$(47,847)
Swaps	—	(63,432)	—		(63,432)

Total Depreciation in Other Financial Instruments	$(47,847)	$(63,432)	$—		$(111,279)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and 2 during the year ended February 28, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Investments in Securities:
Asset-Backed Securities	$4,731,084	$—	$116,146	$1,654	$15,820,927	$(2,782,179)	$196,696	$(544,047)	$17,540,281
Collateralized Mortgage Obligations	653,409	35,099	(23,437)	(33,361)	1,676,673	(308,419)	—	—	1,999,964
Commercial Mortgage-Backed Securities	3,290,907	23,670	(85,543)	6,447	5,252,773	(1,422,388)	620,641	(248,550)	7,437,957
Common Stocks — Financials	—	—	9,600	—	18,432	—	—	—	28,032
Corporate Bonds — Consumer Discretionary	17,850	(49,938)	50,520	—	—	(18,432)	—	—	—

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

	Balance as of February 28, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2018
Corporate Bonds — Energy	$19,950	$—	$—	$—	$—	$—	$—	$(19,950)	$—
Corporate Bonds — Industrials	2,000	(5,274)	6,081	—	—	(2,807)	—	—	—
Warrant — Industrials	—	—	—	—	—	—	—	—	—	(a)

	$8,715,200	$3,557	$73,367	$(25,260)	$22,768,805	$(4,534,225)	$817,337	$(812,547)	$27,006,234

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

There were no significant transfers between level 2 and level 3 during the year ended February 28, 2018.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2018, which were valued using significant unobservable inputs (level 3), amounted to $52,808. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$13,168,442		Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Yield (Discount Rate of Cash Flows)	0.00% - 30.00% (12.67%) 0.00% - 8.00% (1.46%) 1.74% - 7.63% (4.33%)

Asset-Backed Securities	13,168,442

	347,801		Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Yield (Discount Rate of Cash Flows)	5.00% - 8.85% (6.79%) 0.00% - 2.00% (0.93%) 5.11% - 6.69% (5.95%)

Collateralized Mortgage Obligations	347,801

	6,862,487		Discounted Cash Flow	Constant Prepayment Rate Yield (Discount Rate of Cash Flows)	0.00% - 20.00% (2.91%) (48.28%) - 19.83% (2.93%)

Commercial Mortgage-Backed Securities	6,862,487

	—	(a)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—	(a)

Total	$20,378,730

#	The table above does not include level 3 investments that are valued by brokers and pricing services. At February 28, 2018, the value of these investments was $6,627,504. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Fund.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	37

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

As of February 28, 2018, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Loan Assignments — The Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which they acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

D. Derivatives — The Fund used derivative instruments including futures, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased put options on futures to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included in the Statement of Assets and Liabilities as options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statement of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statement of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund, otherwise the cash collateral is included on the Statement of Assets and Liabilities as Restricted cash.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

(4). Summary of Derivative Information — The following table presents the value of derivatives held as of February 28, 2018, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		Options	Futures Contracts (a)	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets—Unrealized Appreciation	$28,625	$34,572	$—	$—	$63,197
Credit contracts	Receivables	—	—	433,487	—	433,487

		$28,625	$34,572	$433,487	$—	$496,684

Gross Liabilities:
Interest rate contracts	Payables, Net Assets—Unrealized Depreciation	$(3,703)	$(47,847)	$—	$—	$(51,550)
Credit contracts	Payables	—	—	—	(869,052)	(869,052)

		$(3,703)	$(47,847)	$—	$(869,052)	$(920,602)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statement of Operations for the year ended February 28, 2018, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Options	Futures Contracts	Swaps	Total
Interest rate contracts	$(176,616)	$298,848	$—	$122,232
Credit contracts	—	—	(42,423)	(42,423)

Total	$(176,616)	$298,848	$(42,423)	$79,809

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Options	Futures Contracts	Swaps	Total
Interest rate contracts	$74,026	$4,419	$—	$78,445
Credit contracts	—	—	(18,932)	(18,932)

Total	$74,026	$4,419	$(18,932)	$59,513

The Fund’s derivatives contracts held at February 28, 2018 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below disclose the volume of the Fund’s futures contracts, options and swaps activity during the year ended February 28, 2018. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Exchange-Traded Options:
Average Number of Contracts Purchased	64
Average Number of Contracts Written	79	(a)
Ending Number of Contracts Purchased	479
Ending Number of Contracts Written	79

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Futures Contracts:
Average Notional Balance Long	$5,611,253
Average Notional Balance Short	14,473,834
Ending Notional Balance Long	6,521,969
Ending Notional Balance Short	29,995,125
Credit Default Swaps:
Average Notional Balance — Buy Protection	507,308
Average Notional Balance — Sell Protection	7,240,000	(b)
Ending Notional Balance — Sell Protection	14,200,000

(a)	For the period February 1, 2018 through February 28, 2018.
(b)	For the period October 1, 2017 through February 28, 2018.

E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statement of Operations.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Fund ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Fund for the year ended February 28, 2018 are as follows:

	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$1,989	$1,148	$1,362	$445	$4,944
Sub-transfer agency fees	502	118	411	—	1,031

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

J. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$1	$(6,677)	$6,676

The reclassifications for the Fund relate primarily to investments in perpetual bonds.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2018, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class I and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2018 JPMDS retained the following amounts:

Front-End Sales Charge	CDSC
$37,622	$5

D. Service Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Class I Shares, respectively.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statement of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class I	Class R6
0.65%	1.20%	0.40%	0.40%

The expense limitation agreement was in effect for the year ended February 28, 2018 and is in place until at least June 30, 2018. Prior to May 8, 2017, the contractual expense limitations were 0.75% and 1.25% for Class A and Class C Shares, respectively.

For the year ended February 28, 2018, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
$281,069	$100,669	$179,696	$561,434	$5,696

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amount of waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2018 was $7,497.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2018, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2018, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2018, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$168,615,100	$39,664,239	$9,385,767	$8,646,584

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$183,468,186	$2,119,856	$4,042,006	$(1,922,150)

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	43

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to mark-to-market of options contracts.

The tax character of distributions paid during the year ended February 28, 2018 was as follows:

Ordinary Income*	Total Distributions Paid
$6,572,181	$6,572,181

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2017 was as follows:

Ordinary Income*	Total Distributions Paid
$2,713,703	$2,713,703

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2018, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$128,749	$(2,009,552)	$(1,923,631)

The cumulative timing differences primarily consist of post-October capital loss deferrals and capital loss carryovers.

As of February 28, 2018, the Fund had the following net capital loss carryforwards:

Capital Loss Carryforward Character
Short-Term	Long-Term
$881,237	$1,128,315

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2018, the Fund deferred to March 1, 2018 the following specified ordinary losses and net capital losses of:

Specified Ordinary Losses	Net Capital Losses (Gains)
	Short-Term	Long-Term
$—	$178,961	(115,917)

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2018.

The Trust, along with certain other trusts (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Fund did not utilize the Credit Facility during the year ended February 28, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2018, the Fund had three affiliated omnibus accounts and two non-affiliated omnibus accounts which owned approximately 18.2% and 18.9% of the Fund’s outstanding shares, respectively.

In addition, as of February 28, 2018, the J.P. Morgan Investor Funds, which are affiliated funds of funds, owned in the aggregate, 37.7% of the net assets of the Fund.

Significant shareholder transactions by these accounts may impact the Fund’s performance.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Fund may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Fund’s financial statements as of February 28, 2018. The adoption had no effect on the Fund’s net assets or results of operations.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	45

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (continued)

9. New Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-18 (“ASU 2016-18”) Statement of Cash Flows (Topic 230) Restricted Cash, which clarifies guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. ASU 2016-18 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Management is currently evaluating the implications of these changes on the financial statements, if any.

In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 requires that the premium to be amortized to the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of these changes on the financial statements, if any.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Income Fund (one of the funds constituting JPMorgan Trust I, hereafter referred to as the “Fund”) as of February 28, 2018, the related statements of operations and cash flows for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the three years in the period ended February 28, 2018 and for the period June 2, 2014 (commencement of operations) through February 28, 2015 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the three years in the period ended February 28, 2018 and for the period June 2, 2014 (commencement of operations) through February 28, 2015 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included physical inspection of securities owned as of February 28, 2018 and held by the custodian and confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

April 26, 2018

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	47

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	138	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	138	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington* (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	138	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	138	None

Raymond Kanner** (1953); Trustee of Trust since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	138	Director, Emerging Markets Growth Fund (1997-2016); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA), 2016-17; Advisory Board Member, Betterment for Business (2016-present) (robo advisor); Advisory Board Member, Blue Star Indexes (2013-present) (index creator); Member, Russell Index Client Advisory Board (2001-2015).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	138	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	138	None

Marilyn McCoy*** (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	138	None

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Name (Year of Birth); Positions With the Fund (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1985-2005).	138	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	138	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo**** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	138	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	138	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (138 funds).

*	Two family members of Mr. Harrington are partner and managing director, respectively, of the Fund’s independent registered public accounting firm. Such firm has represented to the Board that those family members are not involved in the audit of the Fund’s financial statements and do not provide other services to the Fund. The Board has concluded that such association does not interfere with Mr. Harrington’s exercise of independent judgment as an Independent Trustee.

**	A family member of Mr. Kanner is employed by JPMorgan Chase Bank, which is affiliated with JPMIM and JPMDS. In that capacity, this employee provides services to various JPMorgan affiliates including JPMIM and JPMDS and for which JPMIM and JPMDS bear some portion of the expense thereof.

***	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

****	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	49

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014).

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from October 2013 to January 2016; Chief Financial Officer and Head of Valuation, Aberdeen Asset Management PLC (previously Artio Global Management (2009 to September 2013)).

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since July 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011-2017)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Gillian I. Sands (1969), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Income Fund
Class A
Actual	$1,000.00	$1,007.50	$3.24	0.65%
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	1,004.70	5.96	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Class I (formerly Select Class)
Actual	1,000.00	1,007.70	1.99	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Class R6
Actual	1,000.00	1,007.80	1.99	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2018	J.P. MORGAN INCOME FUNDS	51

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 28, 2018. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns for the calendar year ending December 31, 2018 will be provided under separate cover.

Treasury Income

The Fund had 0.60% or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2018.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2018

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	AN-INCOME-218

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Effective October 31, 2017, Dennis P. Harrington replaced James Schonbachler as the audit committee financial expert. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2018 – $1,457,823

2017 – $1,421,370

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2018 – $158,530

2017 – $156,910

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2018 – $284,756

2017 – $264,010

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2018 and 2017, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2018 – Not applicable

2017 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2018 – 0.0%

2017 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2017 - $32.4 million

2016 - $28.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 2, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 2, 2018